John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.6%
Communication services – 9.1%
Diversified telecommunication services – 1.0%
AT&T, Inc.	1,460,971	$34,522,745
Lumen Technologies, Inc.	181,806	2,048,954
Verizon Communications, Inc.	857,652	43,688,793
		80,260,492
Entertainment – 1.4%
Activision Blizzard, Inc.	158,073	12,663,228
Electronic Arts, Inc.	57,843	7,317,718
Live Nation Entertainment, Inc. (A)	28,794	3,387,326
Netflix, Inc. (A)	90,994	34,085,442
Take-Two Interactive Software, Inc. (A)	23,683	3,641,024
The Walt Disney Company (A)	372,594	51,104,993
		112,199,731
Interactive media and services – 5.6%
Alphabet, Inc., Class A (A)	61,421	170,833,298
Alphabet, Inc., Class C (A)	56,729	158,443,530
Match Group, Inc. (A)	58,231	6,332,039
Meta Platforms, Inc., Class A (A)	471,561	104,856,304
Twitter, Inc. (A)	162,191	6,275,170
		446,740,341
Media – 0.9%
Charter Communications, Inc., Class A (A)	24,363	13,290,504
Comcast Corp., Class A	923,996	43,261,493
Discovery, Inc., Series A (A)(B)	34,370	856,500
Discovery, Inc., Series C (A)	61,733	1,541,473
DISH Network Corp., Class A (A)	50,596	1,601,363
Fox Corp., Class A	65,733	2,593,167
Fox Corp., Class B	30,146	1,093,697
News Corp., Class A	79,517	1,761,302
News Corp., Class B	24,750	557,370
Omnicom Group, Inc.	43,579	3,698,986
Paramount Global, Class B	123,135	4,655,734
The Interpublic Group of Companies, Inc.	80,005	2,836,177
		77,747,766
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	119,218	15,301,630
		732,249,960
Consumer discretionary – 11.7%
Auto components – 0.1%
Aptiv PLC (A)	54,982	6,581,895
BorgWarner, Inc.	48,739	1,895,947
		8,477,842
Automobiles – 2.6%
Ford Motor Company	797,556	13,486,672
General Motors Company (A)	295,071	12,906,406
Tesla, Inc. (A)	170,971	184,238,350
		210,631,428
Distributors – 0.1%
Genuine Parts Company	29,109	3,668,316
LKQ Corp.	54,953	2,495,416
Pool Corp.	8,151	3,446,650
		9,610,382
Hotels, restaurants and leisure – 1.8%
Booking Holdings, Inc. (A)	8,346	19,600,164
Caesars Entertainment, Inc. (A)	43,381	3,355,954
Carnival Corp. (A)	162,307	3,281,848
Chipotle Mexican Grill, Inc. (A)	5,710	9,033,391
Darden Restaurants, Inc.	26,488	3,521,580
Domino's Pizza, Inc.	7,491	3,048,912
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Expedia Group, Inc. (A)	30,716	$6,010,200
Hilton Worldwide Holdings, Inc. (A)	56,644	8,595,161
Las Vegas Sands Corp. (A)	69,878	2,716,158
Marriott International, Inc., Class A (A)	55,601	9,771,876
McDonald's Corp.	152,712	37,762,623
MGM Resorts International	75,944	3,185,091
Norwegian Cruise Line Holdings, Ltd. (A)	86,884	1,901,022
Penn National Gaming, Inc. (A)	31,868	1,351,841
Royal Caribbean Cruises, Ltd. (A)	45,556	3,816,682
Starbucks Corp.	234,993	21,377,313
Wynn Resorts, Ltd. (A)	21,395	1,706,037
Yum! Brands, Inc.	60,092	7,122,705
		147,158,558
Household durables – 0.3%
D.R. Horton, Inc.	66,251	4,936,362
Garmin, Ltd.	30,881	3,662,795
Lennar Corp., A Shares	53,242	4,321,653
Mohawk Industries, Inc. (A)	11,365	1,411,533
Newell Brands, Inc.	76,953	1,647,564
NVR, Inc. (A)	689	3,077,949
PulteGroup, Inc.	52,750	2,210,225
Whirlpool Corp.	11,579	2,000,620
		23,268,701
Internet and direct marketing retail – 3.8%
Amazon.com, Inc. (A)	89,369	291,338,472
eBay, Inc.	127,529	7,302,311
Etsy, Inc. (A)	25,727	3,197,352
		301,838,135
Leisure products – 0.0%
Hasbro, Inc.	26,306	2,154,988
Multiline retail – 0.5%
Dollar General Corp.	46,932	10,448,471
Dollar Tree, Inc. (A)	45,406	7,271,771
Target Corp.	97,862	20,768,274
		38,488,516
Specialty retail – 1.9%
Advance Auto Parts, Inc.	13,301	2,752,775
AutoZone, Inc. (A)	4,260	8,709,911
Bath & Body Works, Inc.	53,812	2,572,214
Best Buy Company, Inc.	43,536	3,957,422
CarMax, Inc. (A)	33,117	3,195,128
Lowe's Companies, Inc.	137,603	27,821,951
O'Reilly Automotive, Inc. (A)	13,660	9,356,554
Ross Stores, Inc.	72,587	6,566,220
The Home Depot, Inc.	213,242	63,829,728
The TJX Companies, Inc.	241,617	14,637,158
Tractor Supply Company	23,240	5,423,519
Ulta Beauty, Inc. (A)	11,130	4,432,189
		153,254,769
Textiles, apparel and luxury goods – 0.6%
NIKE, Inc., Class B	259,778	34,955,728
PVH Corp.	14,504	1,111,151
Ralph Lauren Corp.	9,884	1,121,241
Tapestry, Inc.	56,679	2,105,625
Under Armour, Inc., Class A (A)	38,345	652,632
Under Armour, Inc., Class C (A)	42,357	659,075
VF Corp.	66,239	3,766,350
		44,371,802
		939,255,121

1

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 5.9%
Beverages – 1.4%
Brown-Forman Corp., Class B	37,138	$2,488,989
Constellation Brands, Inc., Class A	33,187	7,643,630
Molson Coors Beverage Company, Class B	38,292	2,044,027
Monster Beverage Corp. (A)	76,324	6,098,288
PepsiCo, Inc.	282,342	47,258,404
The Coca-Cola Company	793,835	49,217,770
		114,751,108
Food and staples retailing – 1.5%
Costco Wholesale Corp.	90,492	52,109,818
Sysco Corp.	103,982	8,490,130
The Kroger Company	138,211	7,929,165
Walgreens Boots Alliance, Inc.	145,925	6,533,062
Walmart, Inc.	288,821	43,011,223
		118,073,398
Food products – 0.9%
Archer-Daniels-Midland Company	113,694	10,262,020
Campbell Soup Company	41,270	1,839,404
Conagra Brands, Inc.	97,630	3,277,439
General Mills, Inc.	123,229	8,345,068
Hormel Foods Corp.	57,293	2,952,881
Kellogg Company	51,964	3,351,158
Lamb Weston Holdings, Inc.	29,496	1,767,105
McCormick & Company, Inc.	50,650	5,054,870
Mondelez International, Inc., Class A	284,114	17,836,677
The Hershey Company	29,559	6,403,366
The J.M. Smucker Company	22,021	2,981,864
The Kraft Heinz Company	144,293	5,683,701
Tyson Foods, Inc., Class A	59,923	5,370,898
		75,126,451
Household products – 1.3%
Church & Dwight Company, Inc.	49,908	4,959,857
Colgate-Palmolive Company	171,449	13,000,978
Kimberly-Clark Corp.	68,449	8,430,179
The Clorox Company	24,962	3,470,467
The Procter & Gamble Company	489,486	74,793,461
		104,654,942
Personal products – 0.2%
The Estee Lauder Companies, Inc., Class A	47,134	12,835,531
Tobacco – 0.6%
Altria Group, Inc.	374,818	19,584,241
Philip Morris International, Inc.	316,782	29,758,501
		49,342,742
		474,784,172
Energy – 3.8%
Energy equipment and services – 0.3%
Baker Hughes Company	186,796	6,801,242
Halliburton Company	180,998	6,854,394
Schlumberger NV	284,239	11,741,913
		25,397,549
Oil, gas and consumable fuels – 3.5%
APA Corp.	76,835	3,175,591
Chevron Corp.	394,509	64,237,900
ConocoPhillips	266,350	26,635,000
Coterra Energy, Inc.	166,639	4,494,254
Devon Energy Corp.	127,972	7,566,984
Diamondback Energy, Inc.	34,592	4,741,871
EOG Resources, Inc.	118,672	14,149,263
Exxon Mobil Corp.	864,950	71,436,221
Hess Corp.	56,019	5,996,274
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Kinder Morgan, Inc.	396,186	$7,491,877
Marathon Oil Corp.	160,247	4,023,802
Marathon Petroleum Corp.	118,633	10,143,122
Occidental Petroleum Corp.	180,297	10,230,052
ONEOK, Inc.	90,583	6,397,877
Phillips 66	95,909	8,285,579
Pioneer Natural Resources Company	46,115	11,530,133
The Williams Companies, Inc.	246,946	8,250,466
Valero Energy Corp.	83,095	8,437,466
		277,223,732
		302,621,281
Financials – 10.8%
Banks – 3.7%
Bank of America Corp.	1,451,712	59,839,569
Citigroup, Inc.	403,692	21,557,153
Citizens Financial Group, Inc.	86,604	3,925,759
Comerica, Inc.	27,221	2,461,595
Fifth Third Bancorp	140,392	6,042,472
First Republic Bank	37,019	6,000,780
Huntington Bancshares, Inc.	300,118	4,387,725
JPMorgan Chase & Co.	603,439	82,260,804
KeyCorp	193,106	4,321,712
M&T Bank Corp.	26,154	4,433,103
People's United Financial, Inc.	86,983	1,738,790
Regions Financial Corp.	194,015	4,318,774
Signature Bank	13,027	3,823,294
SVB Financial Group (A)	11,924	6,670,882
The PNC Financial Services Group, Inc.	85,209	15,716,800
Truist Financial Corp.	271,312	15,383,390
U.S. Bancorp	274,229	14,575,271
Wells Fargo & Company	794,051	38,479,711
Zions Bancorp NA	29,664	1,944,772
		297,882,356
Capital markets – 2.9%
Ameriprise Financial, Inc.	23,119	6,944,023
BlackRock, Inc.	29,079	22,221,299
Cboe Global Markets, Inc.	21,672	2,479,710
CME Group, Inc.	73,928	17,584,514
FactSet Research Systems, Inc.	7,673	3,331,233
Franklin Resources, Inc.	57,236	1,598,029
Intercontinental Exchange, Inc.	114,464	15,122,984
Invesco, Ltd.	69,397	1,600,295
MarketAxess Holdings, Inc.	7,724	2,627,705
Moody's Corp.	32,926	11,109,562
Morgan Stanley	289,534	25,305,272
MSCI, Inc.	16,757	8,426,760
Nasdaq, Inc.	23,790	4,239,378
Northern Trust Corp.	42,357	4,932,473
Raymond James Financial, Inc.	37,644	4,137,452
S&P Global, Inc.	72,553	29,759,790
State Street Corp.	74,316	6,474,410
T. Rowe Price Group, Inc.	47,680	7,208,739
The Bank of New York Mellon Corp.	150,156	7,452,242
The Charles Schwab Corp.	307,669	25,939,573
The Goldman Sachs Group, Inc.	69,142	22,823,774
		231,319,217
Consumer finance – 0.6%
American Express Company	125,664	23,499,168
Capital One Financial Corp.	84,610	11,108,447
Discover Financial Services	58,749	6,473,552

2

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Synchrony Financial	104,590	$3,640,778
		44,721,945
Diversified financial services – 1.6%
Berkshire Hathaway, Inc., Class B (A)	373,920	131,960,107
Insurance – 2.0%
Aflac, Inc.	121,822	7,844,119
American International Group, Inc.	169,174	10,619,052
Aon PLC, Class A	43,908	14,297,762
Arthur J. Gallagher & Company	42,023	7,337,216
Assurant, Inc.	11,954	2,173,596
Brown & Brown, Inc.	47,508	3,433,403
Chubb, Ltd.	87,619	18,741,704
Cincinnati Financial Corp.	30,468	4,142,429
Everest Re Group, Ltd.	8,104	2,442,384
Globe Life, Inc.	19,021	1,913,513
Lincoln National Corp.	35,905	2,346,751
Loews Corp.	41,311	2,677,779
Marsh & McLennan Companies, Inc.	102,974	17,548,829
MetLife, Inc.	144,037	10,122,920
Principal Financial Group, Inc.	50,733	3,724,310
Prudential Financial, Inc.	76,340	9,021,098
The Allstate Corp.	57,953	8,027,070
The Hartford Financial Services Group, Inc.	67,332	4,835,111
The Progressive Corp.	118,938	13,557,743
The Travelers Companies, Inc.	49,172	8,985,200
W.R. Berkley Corp.	42,759	2,847,322
Willis Towers Watson PLC	25,190	5,950,382
		162,589,693
		868,473,318
Health care – 13.3%
Biotechnology – 1.9%
AbbVie, Inc.	361,059	58,531,274
Amgen, Inc.	115,282	27,877,493
Biogen, Inc. (A)	30,292	6,379,495
Gilead Sciences, Inc.	254,843	15,150,416
Incyte Corp. (A)	38,153	3,030,111
Moderna, Inc. (A)	72,238	12,443,718
Regeneron Pharmaceuticals, Inc. (A)	21,809	15,231,842
Vertex Pharmaceuticals, Inc. (A)	51,576	13,459,789
		152,104,138
Health care equipment and supplies – 2.8%
Abbott Laboratories	362,222	42,872,596
ABIOMED, Inc. (A)	9,224	3,055,358
Align Technology, Inc. (A)	14,935	6,511,660
Baxter International, Inc.	101,609	7,878,762
Becton, Dickinson and Company	58,373	15,527,218
Boston Scientific Corp. (A)	289,406	12,817,792
Dentsply Sirona, Inc.	44,422	2,186,451
DexCom, Inc. (A)	19,665	10,060,614
Edwards Lifesciences Corp. (A)	126,695	14,914,535
Hologic, Inc. (A)	51,523	3,957,997
IDEXX Laboratories, Inc. (A)	17,292	9,459,762
Intuitive Surgical, Inc. (A)	73,313	22,117,066
Medtronic PLC	275,477	30,564,173
ResMed, Inc.	29,577	7,172,718
STERIS PLC	20,277	4,902,370
Stryker Corp.	69,077	18,467,736
Teleflex, Inc.	9,513	3,375,498
The Cooper Companies, Inc.	10,010	4,180,076
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	42,448	$5,429,099
		225,451,481
Health care providers and services – 2.9%
AmerisourceBergen Corp.	30,408	4,704,422
Anthem, Inc.	49,557	24,343,390
Cardinal Health, Inc.	58,974	3,343,826
Centene Corp. (A)	118,507	9,977,104
Cigna Corp.	65,922	15,795,570
CVS Health Corp.	268,211	27,145,635
DaVita, Inc. (A)	13,633	1,542,029
HCA Healthcare, Inc.	48,803	12,231,008
Henry Schein, Inc. (A)	28,393	2,475,586
Humana, Inc.	26,119	11,366,205
Laboratory Corp. of America Holdings (A)	18,832	4,965,245
McKesson Corp.	30,598	9,366,966
Molina Healthcare, Inc. (A)	11,851	3,953,375
Quest Diagnostics, Inc.	24,834	3,398,781
UnitedHealth Group, Inc.	192,309	98,071,821
Universal Health Services, Inc., Class B	15,422	2,235,419
		234,916,382
Health care technology – 0.1%
Cerner Corp.	60,079	5,620,991
Life sciences tools and services – 1.8%
Agilent Technologies, Inc.	61,676	8,161,585
Bio-Rad Laboratories, Inc., Class A (A)	4,368	2,460,189
Bio-Techne Corp.	7,905	3,423,181
Charles River Laboratories International, Inc. (A)	10,243	2,908,705
Danaher Corp.	129,916	38,108,260
Illumina, Inc. (A)	31,856	11,130,486
IQVIA Holdings, Inc. (A)	38,946	9,004,705
Mettler-Toledo International, Inc. (A)	4,699	6,452,620
PerkinElmer, Inc.	25,714	4,486,064
Thermo Fisher Scientific, Inc.	80,336	47,450,458
Waters Corp. (A)	12,472	3,871,184
West Pharmaceutical Services, Inc.	15,037	6,175,846
		143,633,283
Pharmaceuticals – 3.8%
Bristol-Myers Squibb Company	445,228	32,515,001
Catalent, Inc. (A)	36,817	4,083,005
Eli Lilly & Company	162,193	46,447,209
Johnson & Johnson	537,783	95,311,281
Merck & Company, Inc.	514,515	42,215,956
Organon & Company	51,529	1,799,908
Pfizer, Inc.	1,147,996	59,431,753
Viatris, Inc.	245,795	2,674,250
Zoetis, Inc.	96,332	18,167,252
		302,645,615
		1,064,371,890
Industrials – 7.7%
Aerospace and defense – 1.5%
General Dynamics Corp.	47,159	11,373,808
Howmet Aerospace, Inc.	78,461	2,819,888
Huntington Ingalls Industries, Inc.	8,159	1,627,231
L3Harris Technologies, Inc.	40,626	10,094,342
Lockheed Martin Corp.	49,501	21,849,741
Northrop Grumman Corp.	29,993	13,413,469
Raytheon Technologies Corp.	304,129	30,130,046
Textron, Inc.	45,557	3,388,530
The Boeing Company (A)	111,990	21,446,085

3

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
TransDigm Group, Inc. (A)	10,642	$6,933,689
		123,076,829
Air freight and logistics – 0.6%
CH Robinson Worldwide, Inc.	26,771	2,883,504
Expeditors International of Washington, Inc.	34,531	3,562,218
FedEx Corp.	49,993	11,567,880
United Parcel Service, Inc., Class B	149,064	31,968,265
		49,981,867
Airlines – 0.2%
Alaska Air Group, Inc. (A)	25,454	1,476,587
American Airlines Group, Inc. (A)(B)	131,599	2,401,682
Delta Air Lines, Inc. (A)	130,066	5,146,712
Southwest Airlines Company (A)	120,255	5,507,679
United Airlines Holdings, Inc. (A)	65,776	3,049,375
		17,582,035
Building products – 0.4%
A.O. Smith Corp.	27,073	1,729,694
Allegion PLC	18,231	2,001,399
Carrier Global Corp.	176,365	8,089,863
Fortune Brands Home & Security, Inc.	28,025	2,081,697
Johnson Controls International PLC	144,763	9,492,110
Masco Corp.	50,237	2,562,087
Trane Technologies PLC	48,295	7,374,647
		33,331,497
Commercial services and supplies – 0.4%
Cintas Corp.	17,789	7,567,263
Copart, Inc. (A)	43,277	5,429,965
Republic Services, Inc.	42,708	5,658,810
Rollins, Inc.	46,008	1,612,580
Waste Management, Inc.	78,743	12,480,766
		32,749,384
Construction and engineering – 0.1%
Quanta Services, Inc.	28,283	3,722,326
Electrical equipment – 0.5%
AMETEK, Inc.	46,994	6,258,661
Eaton Corp. PLC	81,018	12,295,292
Emerson Electric Company	121,506	11,913,663
Generac Holdings, Inc. (A)	12,830	3,813,846
Rockwell Automation, Inc.	23,583	6,603,947
		40,885,409
Industrial conglomerates – 1.0%
3M Company	116,060	17,279,013
General Electric Company	225,488	20,632,152
Honeywell International, Inc.	140,327	27,304,828
Roper Technologies, Inc.	21,428	10,118,944
		75,334,937
Machinery – 1.5%
Caterpillar, Inc.	110,069	24,525,575
Cummins, Inc.	29,189	5,986,956
Deere & Company	57,117	23,729,829
Dover Corp.	29,261	4,591,051
Fortive Corp.	72,845	4,438,446
IDEX Corp.	15,447	2,961,653
Illinois Tool Works, Inc.	58,257	12,199,016
Ingersoll Rand, Inc.	82,354	4,146,524
Nordson Corp.	11,195	2,542,161
Otis Worldwide Corp.	86,745	6,675,028
PACCAR, Inc.	70,565	6,214,660
Parker-Hannifin Corp.	26,231	7,443,309
Pentair PLC	33,712	1,827,528
Snap-on, Inc.	10,970	2,254,116
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Stanley Black & Decker, Inc.	33,123	$4,630,264
Wabtec Corp.	38,422	3,695,044
Xylem, Inc.	36,619	3,122,136
		120,983,296
Professional services – 0.3%
Equifax, Inc.	24,764	5,871,544
Jacobs Engineering Group, Inc.	26,487	3,650,173
Leidos Holdings, Inc.	28,774	3,108,167
Nielsen Holdings PLC	72,928	1,986,559
Robert Half International, Inc.	22,758	2,598,508
Verisk Analytics, Inc.	32,795	7,038,791
		24,253,742
Road and rail – 1.0%
CSX Corp.	451,557	16,910,810
JB Hunt Transport Services, Inc.	17,105	3,434,513
Norfolk Southern Corp.	49,351	14,075,892
Old Dominion Freight Line, Inc.	19,067	5,694,932
Union Pacific Corp.	129,890	35,487,247
		75,603,394
Trading companies and distributors – 0.2%
Fastenal Company	116,818	6,938,989
United Rentals, Inc. (A)	14,714	5,226,560
W.W. Grainger, Inc.	8,891	4,585,889
		16,751,438
		614,256,154
Information technology – 27.3%
Communications equipment – 0.8%
Arista Networks, Inc. (A)	45,532	6,328,037
Cisco Systems, Inc.	860,625	47,988,450
F5, Inc. (A)	12,259	2,561,518
Juniper Networks, Inc.	66,088	2,455,830
Motorola Solutions, Inc.	34,416	8,335,555
		67,669,390
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	121,584	9,161,354
CDW Corp.	27,947	4,999,439
Corning, Inc.	150,181	5,543,181
IPG Photonics Corp. (A)	7,285	799,602
Keysight Technologies, Inc. (A)	37,445	5,915,187
TE Connectivity, Ltd.	66,667	8,732,044
Teledyne Technologies, Inc. (A)	9,473	4,477,224
Trimble, Inc. (A)	51,143	3,689,456
Zebra Technologies Corp., Class A (A)	10,854	4,490,300
		47,807,787
IT services – 4.2%
Accenture PLC, Class A	128,892	43,466,249
Akamai Technologies, Inc. (A)	33,096	3,951,331
Automatic Data Processing, Inc.	85,993	19,566,847
Broadridge Financial Solutions, Inc.	23,612	3,676,625
Cognizant Technology Solutions Corp., Class A	106,830	9,579,446
DXC Technology Company (A)	51,201	1,670,689
EPAM Systems, Inc. (A)	11,569	3,431,481
Fidelity National Information Services, Inc.	125,633	12,616,066
Fiserv, Inc. (A)	121,137	12,283,292
FleetCor Technologies, Inc. (A)	16,790	4,181,717
Gartner, Inc. (A)	17,002	5,057,415
Global Payments, Inc.	58,017	7,939,046
IBM Corp.	183,958	23,918,219
Jack Henry & Associates, Inc.	15,098	2,975,061
Mastercard, Inc., Class A	176,270	62,995,373

4

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Paychex, Inc.	65,092	$8,883,105
PayPal Holdings, Inc. (A)	238,831	27,620,805
VeriSign, Inc. (A)	19,783	4,400,926
Visa, Inc., Class A	338,708	75,115,273
		333,328,966
Semiconductors and semiconductor equipment – 5.8%
Advanced Micro Devices, Inc. (A)	333,227	36,435,040
Analog Devices, Inc.	107,255	17,716,381
Applied Materials, Inc.	181,342	23,900,876
Broadcom, Inc.	84,298	53,080,765
Enphase Energy, Inc. (A)	27,362	5,521,104
Intel Corp.	829,415	41,105,807
KLA Corp.	31,045	11,364,333
Lam Research Corp.	28,615	15,383,710
Microchip Technology, Inc.	114,171	8,578,809
Micron Technology, Inc.	228,815	17,822,400
Monolithic Power Systems, Inc.	8,773	4,260,871
NVIDIA Corp.	510,542	139,306,490
NXP Semiconductors NV	53,890	9,973,961
Qorvo, Inc. (A)	22,590	2,803,419
QUALCOMM, Inc.	230,132	35,168,772
Skyworks Solutions, Inc.	33,567	4,473,810
SolarEdge Technologies, Inc. (A)	10,695	3,447,747
Teradyne, Inc.	33,532	3,964,488
Texas Instruments, Inc.	188,927	34,664,326
		468,973,109
Software – 8.7%
Adobe, Inc. (A)	96,321	43,885,774
ANSYS, Inc. (A)	17,735	5,633,523
Autodesk, Inc. (A)	44,719	9,585,518
Cadence Design Systems, Inc. (A)	56,257	9,252,026
Ceridian HCM Holding, Inc. (A)	27,414	1,874,021
Citrix Systems, Inc.	25,251	2,547,826
Fortinet, Inc. (A)	27,552	9,415,620
Intuit, Inc.	57,699	27,743,987
Microsoft Corp.	1,531,043	472,035,867
NortonLifeLock, Inc.	118,147	3,133,258
Oracle Corp.	322,066	26,644,520
Paycom Software, Inc. (A)	9,771	3,384,479
PTC, Inc. (A)	21,473	2,313,072
salesforce.com, Inc. (A)	201,252	42,729,825
ServiceNow, Inc. (A)	41,054	22,862,562
Synopsys, Inc. (A)	31,764	10,585,988
Tyler Technologies, Inc. (A)	8,302	3,693,477
		697,321,343
Technology hardware, storage and peripherals – 7.2%
Apple, Inc.	3,166,035	552,821,371
Hewlett Packard Enterprise Company	265,437	4,435,452
HP, Inc.	221,507	8,040,704
NetApp, Inc.	45,532	3,779,156
Seagate Technology Holdings PLC	40,066	3,601,933
Western Digital Corp. (A)	62,288	3,092,599
		575,771,215
		2,190,871,810
Materials – 2.6%
Chemicals – 1.7%
Air Products & Chemicals, Inc.	44,994	11,244,451
Albemarle Corp.	23,771	5,256,957
Celanese Corp.	22,585	3,226,719
CF Industries Holdings, Inc.	43,720	4,505,783
Corteva, Inc.	149,227	8,577,568
Dow, Inc.	151,582	9,658,805
DuPont de Nemours, Inc.	106,314	7,822,584
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Eastman Chemical Company	25,492	$2,856,634
Ecolab, Inc.	50,589	8,931,994
FMC Corp.	26,159	3,441,740
International Flavors & Fragrances, Inc.	52,304	6,869,084
Linde PLC	104,981	33,534,081
LyondellBasell Industries NV, Class A	53,714	5,522,873
PPG Industries, Inc.	48,244	6,323,341
The Mosaic Company	76,965	5,118,173
The Sherwin-Williams Company	49,236	12,290,290
		135,181,077
Construction materials – 0.1%
Martin Marietta Materials, Inc.	12,678	4,879,635
Vulcan Materials Company	26,967	4,953,838
		9,833,473
Containers and packaging – 0.3%
Amcor PLC	313,377	3,550,561
Avery Dennison Corp.	16,846	2,930,699
Ball Corp.	66,385	5,974,650
International Paper Company	79,439	3,666,110
Packaging Corp. of America	19,308	3,014,172
Sealed Air Corp.	30,466	2,040,003
Westrock Company	54,270	2,552,318
		23,728,513
Metals and mining – 0.5%
Freeport-McMoRan, Inc.	298,392	14,842,018
Newmont Corp.	162,427	12,904,825
Nucor Corp.	55,590	8,263,454
		36,010,297
		204,753,360
Real estate – 2.7%
Equity real estate investment trusts – 2.6%
Alexandria Real Estate Equities, Inc.	30,474	6,132,893
American Tower Corp.	93,452	23,477,011
AvalonBay Communities, Inc.	28,378	7,048,244
Boston Properties, Inc.	28,885	3,720,388
Crown Castle International Corp.	87,846	16,216,372
Digital Realty Trust, Inc.	57,439	8,144,850
Duke Realty Corp.	76,900	4,464,814
Equinix, Inc.	18,540	13,749,635
Equity Residential	69,260	6,227,859
Essex Property Trust, Inc.	13,219	4,566,900
Extra Space Storage, Inc.	27,197	5,591,703
Federal Realty Investment Trust	14,226	1,736,568
Healthpeak Properties, Inc.	109,548	3,760,783
Host Hotels & Resorts, Inc.	145,119	2,819,662
Iron Mountain, Inc.	58,834	3,259,992
Kimco Realty Corp.	124,700	3,080,090
Mid-America Apartment Communities, Inc.	23,582	4,939,250
Prologis, Inc.	151,717	24,499,261
Public Storage	30,986	12,093,216
Realty Income Corp.	115,405	7,997,567
Regency Centers Corp.	31,075	2,216,891
SBA Communications Corp.	22,267	7,662,075
Simon Property Group, Inc.	66,792	8,787,156
UDR, Inc.	60,802	3,488,211
Ventas, Inc.	83,830	5,177,341
Vornado Realty Trust	32,316	1,464,561
Welltower, Inc.	88,867	8,543,673

5

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Weyerhaeuser Company	152,398	$5,775,884
		206,642,850
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	68,240	6,245,325
		212,888,175
Utilities – 2.7%
Electric utilities – 1.7%
Alliant Energy Corp.	50,866	3,178,108
American Electric Power Company, Inc.	102,099	10,186,417
Constellation Energy Corp.	66,250	3,726,563
Duke Energy Corp.	156,372	17,460,498
Edison International	77,177	5,410,108
Entergy Corp.	40,845	4,768,654
Evergy, Inc.	46,606	3,185,054
Eversource Energy	69,847	6,159,807
Exelon Corp.	198,750	9,466,463
FirstEnergy Corp.	117,387	5,383,368
NextEra Energy, Inc.	401,387	34,001,493
NRG Energy, Inc.	49,752	1,908,487
Pinnacle West Capital Corp.	22,924	1,790,364
PPL Corp.	156,426	4,467,527
The Southern Company	218,505	15,843,798
Xcel Energy, Inc.	109,440	7,898,285
		134,834,994
Gas utilities – 0.0%
Atmos Energy Corp.	28,557	3,412,276
Independent power and renewable electricity producers – 0.1%
The AES Corp.	135,441	3,484,897
Multi-utilities – 0.8%
Ameren Corp.	52,266	4,900,460
CenterPoint Energy, Inc.	129,183	3,958,167
CMS Energy Corp.	58,874	4,117,648
Consolidated Edison, Inc.	71,827	6,800,580
Dominion Energy, Inc.	167,123	14,200,441
DTE Energy Company	39,381	5,206,562
NiSource, Inc.	79,760	2,536,368
Public Service Enterprise Group, Inc.	102,761	7,193,270
Sempra Energy	64,905	10,911,829
WEC Energy Group, Inc.	64,114	6,399,218
		66,224,543
Water utilities – 0.1%
American Water Works Company, Inc.	36,890	6,106,402
		214,063,112
TOTAL COMMON STOCKS (Cost $2,849,359,809)		$7,818,588,353
500 Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.5%
U.S. Government – 0.3%
U.S. Treasury Bill 0.100%, 04/28/2022 *	$25,000,000	$24,998,008
U.S. Government Agency – 2.1%
Federal Home Loan Bank Discount Note
0.135%, 04/01/2022 *	30,000,000	30,000,000
0.150%, 04/06/2022 *	56,380,000	56,378,670
0.150%, 04/07/2022 *	7,000,000	6,999,802
0.155%, 04/11/2022 *	50,000,000	49,997,641
0.180%, 04/05/2022 *	20,936,000	20,935,605
		164,311,718
Short-term funds – 0.0%
John Hancock Collateral Trust, 0.3592% (C)(D)	335,090	3,350,498
Repurchase agreement – 0.1%
Repurchase Agreement with State Street Corp. dated 3-31-22 at 0.000% to be repurchased at $9,490,000 on 4-1-22, collateralized by $9,692,700 U.S. Treasury Notes, 2.250% due 3-31-24 (valued at $9,679,828)	$9,490,000	9,490,000
TOTAL SHORT-TERM INVESTMENTS (Cost $202,150,699)		$202,150,224
Total Investments (500 Index Trust) (Cost $3,051,510,508) – 100.1%		$8,020,738,577
Other assets and liabilities, net – (0.1%)		(9,990,964)
TOTAL NET ASSETS – 100.0%		$8,010,747,613
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $3,223,910.
(C)	The rate shown is the annualized seven-day yield as of 3-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	891	Long	Jun 2022	$190,627,291	$201,844,913	$11,217,622
						$11,217,622

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
6

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 33.4%
U.S. Government – 14.5%
U.S. Treasury Bonds
1.250%, 05/15/2050	$2,000,000	$1,491,719
1.625%, 11/15/2050	6,500,000	5,326,445
1.875%, 02/15/2041 to 11/15/2051	22,365,300	19,698,015
2.000%, 11/15/2041 to 08/15/2051	5,000,000	4,516,251
2.250%, 05/15/2041 to 02/15/2052	10,065,000	9,607,847
2.375%, 02/15/2042	3,973,000	3,832,083
2.500%, 02/15/2045	8,766,000	8,537,947
3.000%, 02/15/2047	3,420,000	3,679,840
U.S. Treasury Notes
1.125%, 02/15/2031	3,000,000	2,708,789
1.375%, 11/15/2031	4,000,000	3,670,000
1.500%, 02/29/2024 to 02/15/2025	6,514,000	6,394,292
1.625%, 05/15/2031	3,000,000	2,824,453
1.875%, 02/28/2027 to 02/15/2032	7,058,000	6,791,911
2.375%, 05/15/2027	6,000,000	5,974,219
2.500%, 03/31/2027	713,000	714,560
2.875%, 08/15/2028	7,000,000	7,172,539
		92,940,910
U.S. Government Agency – 18.9%
Federal Home Loan Mortgage Corp.
2.000%, 11/01/2051 to 01/01/2052	1,298,679	1,208,399
2.500%, 08/01/2050 to 12/01/2051	1,238,683	1,185,900
3.000%, 03/01/2043 to 12/01/2049	5,327,746	5,294,963
3.500%, 10/01/2046 to 11/01/2048	6,777,094	6,881,705
4.000%, 01/01/2041 to 08/01/2048	660,392	682,076
4.500%, 09/01/2023 to 10/01/2041	1,234,149	1,314,981
Federal National Mortgage Association
1.884%, (12 month LIBOR + 1.607%), 08/01/2034 (A)	198,011	203,254
2.000%, 09/01/2050 to 02/01/2052	4,941,856	4,610,530
2.372%, (6 month LIBOR + 2.122%), 07/01/2033 (A)	15,929	16,451
2.500%, TBA (B)	5,950,000	5,677,602
2.500%, 09/01/2050 to 01/01/2052	4,025,328	3,857,042
2.500%, 11/01/2051 (B)	428,099	411,243
3.000%, TBA (B)	26,250,000	25,681,903
3.000%, 01/01/2043 to 11/01/2049	6,304,153	6,259,491
3.500%, TBA (B)	25,000,000	25,044,923
3.500%, 06/01/2042 to 09/01/2049	6,045,345	6,155,743
4.000%, TBA (B)	16,000,000	16,328,758
4.000%, 10/01/2025 to 11/01/2045	3,325,812	3,450,276
4.500%, 05/01/2041	941,553	994,508
5.000%, 12/01/2034 to 02/01/2036	1,073,801	1,139,490
5.500%, 09/01/2034 to 01/01/2037	1,392,900	1,505,230
6.000%, 05/01/2035 to 02/01/2036	1,045,422	1,148,900
7.000%, 09/01/2031 to 06/01/2032	100,699	113,008
7.500%, 09/01/2029 to 08/01/2031	13,127	14,406
Government National Mortgage Association
4.000%, 02/15/2041	856,770	887,766
5.000%, 04/15/2035	149,160	160,392
5.500%, 03/15/2035	96,056	103,070
6.000%, 03/15/2033 to 06/15/2033	114,751	124,652
6.500%, 09/15/2028 to 08/15/2031	18,128	19,523
7.000%, 04/15/2029	22,087	23,921
8.000%, 10/15/2026	10,930	11,742
		120,511,848
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $220,993,717)		$213,452,758
Active Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Argentina – 0.0%
Republic of Argentina 2.500%, (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter), 07/09/2041		$1,219,000	$429,588
Republic of Argentina, GDP-Linked Note 7.109%, 12/15/2035 (C)*	ARS	19,532,033	1,988
			431,576
Germany – 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	1,160,157
Mexico – 0.1%
Government of Mexico 8.000%, 12/07/2023	MXN	11,861,100	592,465
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	436,309
9.375%, 04/01/2029		130,000	175,527
			611,836
Qatar – 0.1%
State of Qatar
3.375%, 03/14/2024 (D)		323,000	327,625
5.103%, 04/23/2048 (D)		255,000	311,791
			639,416
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (D)		601,000	649,831
United Kingdom – 0.0%
Government of United Kingdom 6.000%, 12/07/2028	GBP	85,000	143,636
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,473,945)			$4,228,917
CORPORATE BONDS – 46.3%
Communication services – 5.1%
AMC Entertainment Holdings, Inc. 10.000%, 06/15/2026 (D)(E)		$421,000	378,119
ANGI Group LLC 3.875%, 08/15/2028 (D)		221,000	187,218
AT&T, Inc.
3.100%, 02/01/2043		1,472,000	1,270,761
3.500%, 06/01/2041		484,000	445,628
3.650%, 06/01/2051		487,000	443,157
4.350%, 06/15/2045		285,000	287,666
7.625%, 04/15/2031		451,000	561,843
C&W Senior Financing DAC 6.875%, 09/15/2027 (D)		315,000	312,638
Cable One, Inc. 4.000%, 11/15/2030 (D)		126,000	116,200
CCO Holdings LLC 4.500%, 06/01/2033 (D)		210,000	188,475
Charter Communications Operating LLC
2.800%, 04/01/2031		400,000	360,518
3.900%, 06/01/2052		236,000	199,021
4.200%, 03/15/2028		581,000	587,106
4.800%, 03/01/2050		715,000	679,185
5.750%, 04/01/2048		661,000	702,732
6.484%, 10/23/2045		505,000	574,884
Clear Channel Outdoor Holdings, Inc. 7.750%, 04/15/2028 (D)		95,000	95,497
Comcast Corp.
3.969%, 11/01/2047		633,000	643,071
3.999%, 11/01/2049		761,000	767,515
4.150%, 10/15/2028		703,000	738,726

7

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Connect Finco SARL 6.750%, 10/01/2026 (D)	$285,000	$289,956
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	758,000	1,016,052
Fox Corp. 3.500%, 04/08/2030	400,000	396,250
GCI LLC 4.750%, 10/15/2028 (D)	237,000	231,374
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030 (D)	400,000	353,500
Level 3 Financing, Inc. 3.400%, 03/01/2027 (D)	377,000	355,323
Lions Gate Capital Holdings LLC 5.500%, 04/15/2029 (D)	289,000	278,524
Live Nation Entertainment, Inc. 4.750%, 10/15/2027 (D)	355,000	346,125
Lumen Technologies, Inc. 7.600%, 09/15/2039	1,000,000	960,400
Magallanes, Inc.
4.279%, 03/15/2032 (D)	569,000	571,531
5.141%, 03/15/2052 (D)	180,000	184,157
Match Group Holdings II LLC
3.625%, 10/01/2031 (D)(E)	139,000	124,326
4.125%, 08/01/2030 (D)(E)	234,000	219,274
Millicom International Cellular SA 6.250%, 03/25/2029 (D)	214,200	227,293
MTN Mauritius Investments, Ltd. 4.755%, 11/11/2024 (D)	140,000	140,790
Netflix, Inc.
4.375%, 11/15/2026	700,000	727,955
4.875%, 04/15/2028	621,000	651,277
4.875%, 06/15/2030 (D)	277,000	295,476
5.375%, 11/15/2029 (D)	120,000	129,900
5.875%, 11/15/2028	487,000	536,820
News Corp.
3.875%, 05/15/2029 (D)	209,000	197,505
5.125%, 02/15/2032 (D)	107,000	107,569
Paramount Global 4.375%, 03/15/2043	642,000	611,024
Playtika Holding Corp. 4.250%, 03/15/2029 (D)	57,000	52,583
Radiate Holdco LLC 6.500%, 09/15/2028 (D)	225,000	212,766
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (D)	357,000	339,150
5.000%, 08/01/2027 (D)	383,000	382,043
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) 07/19/2027 (F)	404,000	399,960
Sprint Capital Corp. 6.875%, 11/15/2028	400,000	463,476
Sprint Corp. 7.875%, 09/15/2023	261,000	277,313
Stagwell Global LLC 5.625%, 08/15/2029 (D)	523,000	493,388
Switch, Ltd. 3.750%, 09/15/2028 (D)	81,000	78,549
Telecom Argentina SA 8.000%, 07/18/2026 (D)	144,000	137,204
Telecom Italia Capital SA 7.200%, 07/18/2036	37,000	35,983
Telefonica Emisiones SA 5.213%, 03/08/2047	629,000	674,070
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Telesat Canada 5.625%, 12/06/2026 (D)	$157,000	$119,885
Time Warner Cable LLC 5.500%, 09/01/2041	450,000	467,137
Time Warner Entertainment Company LP 8.375%, 07/15/2033	300,000	391,662
T-Mobile USA, Inc.
2.050%, 02/15/2028	454,000	414,645
2.550%, 02/15/2031	222,000	201,310
2.875%, 02/15/2031	59,000	53,155
3.375%, 04/15/2029	372,000	353,820
3.750%, 04/15/2027	300,000	301,754
3.875%, 04/15/2030	985,000	988,782
4.500%, 04/15/2050	671,000	678,821
Total Play Telecomunicaciones SA de CV
6.375%, 09/20/2028 (D)	278,000	247,665
7.500%, 11/12/2025 (D)	480,000	466,022
Townsquare Media, Inc. 6.875%, 02/01/2026 (D)	102,000	105,045
Twitter, Inc. 3.875%, 12/15/2027 (D)	169,000	164,141
Univision Communications, Inc. 4.500%, 05/01/2029 (D)	111,000	105,659
Verizon Communications, Inc.
4.272%, 01/15/2036	1,311,000	1,381,123
4.329%, 09/21/2028	697,000	735,247
4.400%, 11/01/2034	242,000	257,471
4.522%, 09/15/2048	978,000	1,072,347
4.672%, 03/15/2055	397,000	446,843
5.012%, 08/21/2054	335,000	395,136
Videotron, Ltd. 3.625%, 06/15/2029 (D)	171,000	158,549
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) 04/04/2079	488,000	538,859
WMG Acquisition Corp.
3.000%, 02/15/2031 (D)	422,000	377,690
3.875%, 07/15/2030 (D)	287,000	273,368
		32,734,982
Consumer discretionary – 5.1%
Affinity Gaming 6.875%, 12/15/2027 (D)	159,000	154,628
Amazon.com, Inc.
3.150%, 08/22/2027	635,000	643,144
4.050%, 08/22/2047	385,000	418,798
Aptiv PLC
3.250%, 03/01/2032	147,000	139,326
4.150%, 05/01/2052	81,000	75,960
Asbury Automotive Group, Inc.
4.625%, 11/15/2029 (D)	50,000	46,563
4.750%, 03/01/2030	175,000	165,156
AutoNation, Inc. 4.750%, 06/01/2030	186,000	193,863
AutoZone, Inc. 3.125%, 04/21/2026	535,000	526,449
BMW US Capital LLC 2.950%, 04/14/2022 (D)	500,000	500,274
Booking Holdings, Inc. 4.625%, 04/13/2030	411,000	445,764
Brinker International, Inc. 3.875%, 05/15/2023 (E)	740,000	741,850
Brookfield Residential Properties, Inc. 5.000%, 06/15/2029 (D)	154,000	139,834

8

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Caesars Resort Collection LLC 5.750%, 07/01/2025 (D)	$116,000	$118,388
CCM Merger, Inc. 6.375%, 05/01/2026 (D)	139,000	140,390
Century Communities, Inc.
3.875%, 08/15/2029 (D)	343,000	307,585
6.750%, 06/01/2027	242,000	251,099
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	509,000	496,408
Daimler Finance North America LLC 3.500%, 08/03/2025 (D)	160,000	160,506
Daimler Trucks Finance North America LLC 1.625%, 12/13/2024 (D)	313,000	298,831
Dave & Buster's, Inc. 7.625%, 11/01/2025 (D)	44,000	46,295
Dealer Tire LLC 8.000%, 02/01/2028 (D)	122,000	122,305
Dollar Tree, Inc. 4.200%, 05/15/2028	616,000	636,792
eBay, Inc. 2.700%, 03/11/2030	439,000	412,534
Empire Communities Corp. 7.000%, 12/15/2025 (D)	75,000	74,100
Expedia Group, Inc.
2.950%, 03/15/2031	293,000	271,273
3.250%, 02/15/2030	455,000	433,104
3.800%, 02/15/2028	581,000	577,919
4.625%, 08/01/2027	409,000	424,848
5.000%, 02/15/2026	1,208,000	1,264,965
Ford Motor Company 3.250%, 02/12/2032	177,000	158,084
Ford Motor Credit Company LLC
4.000%, 11/13/2030	225,000	211,883
4.125%, 08/17/2027	346,000	338,198
4.134%, 08/04/2025	909,000	907,977
5.113%, 05/03/2029	602,000	605,570
Full House Resorts, Inc. 8.250%, 02/15/2028 (D)	134,000	137,015
GEMS MENASA Cayman, Ltd. 7.125%, 07/31/2026 (D)	221,000	221,656
General Motors Company 5.400%, 04/01/2048	140,000	147,189
General Motors Financial Company, Inc.
2.400%, 10/15/2028	805,000	720,397
3.600%, 06/21/2030	786,000	751,819
4.350%, 01/17/2027	404,000	410,834
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (D)	44,000	40,975
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	259,000	235,043
4.000%, 05/01/2031 (D)	178,000	167,988
4.875%, 01/15/2030	307,000	306,308
5.750%, 05/01/2028 (D)	95,000	98,287
Hilton Grand Vacations Borrower Escrow LLC
4.875%, 07/01/2031 (D)	187,000	173,732
5.000%, 06/01/2029 (D)	238,000	227,122
Hyatt Hotels Corp.
1.800%, 10/01/2024	216,000	207,822
3.375%, 07/15/2023	660,000	660,548
5.750%, 04/23/2030	247,000	272,920
Hyundai Capital America
1.000%, 09/17/2024 (D)	409,000	384,685
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hyundai Capital America (continued)
1.800%, 10/15/2025 (D)	$201,000	$187,730
2.375%, 10/15/2027 (D)	201,000	184,021
International Game Technology PLC 6.500%, 02/15/2025 (D)	180,000	188,758
Jacobs Entertainment, Inc. 6.750%, 02/15/2029 (D)	104,000	104,518
KB Home 4.000%, 06/15/2031	264,000	238,915
Ken Garff Automotive LLC 4.875%, 09/15/2028 (D)	169,000	158,860
LCM Investments Holdings II LLC 4.875%, 05/01/2029 (D)	96,000	90,670
Levi Strauss & Company 3.500%, 03/01/2031 (D)(E)	91,000	83,334
Life Time, Inc. 8.000%, 04/15/2026 (D)	119,000	118,810
Lithia Motors, Inc.
3.875%, 06/01/2029 (D)	101,000	95,469
4.375%, 01/15/2031 (D)	101,000	97,591
4.625%, 12/15/2027 (D)	50,000	49,625
Lowe's Companies, Inc. 4.250%, 04/01/2052	182,000	188,249
Macy's Retail Holdings LLC
5.875%, 04/01/2029 (D)(E)	71,000	70,823
5.875%, 03/15/2030 (D)	18,000	17,757
6.125%, 03/15/2032 (D)	34,000	33,575
Marriott International, Inc.
2.850%, 04/15/2031	315,000	287,498
3.125%, 06/15/2026	1,169,000	1,155,126
3.500%, 10/15/2032	251,000	238,919
4.625%, 06/15/2030	308,000	318,993
Marriott Ownership Resorts, Inc. 4.500%, 06/15/2029 (D)	42,000	39,585
McDonald's Corp.
3.600%, 07/01/2030	500,000	509,183
4.200%, 04/01/2050	500,000	521,953
MDC Holdings, Inc. 2.500%, 01/15/2031	155,000	135,338
MGM Resorts International 4.750%, 10/15/2028	342,000	330,998
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (D)	243,000	224,012
Mohegan Gaming & Entertainment 8.000%, 02/01/2026 (D)	298,000	296,138
NCL Corp., Ltd. 3.625%, 12/15/2024 (D)(E)	700,000	659,750
New Red Finance, Inc. 4.000%, 10/15/2030 (D)	553,000	498,825
NIKE, Inc.
2.750%, 03/27/2027	500,000	497,491
2.850%, 03/27/2030	500,000	493,589
Nissan Motor Acceptance Company LLC 1.125%, 09/16/2024 (D)	205,000	191,719
Papa John's International, Inc. 3.875%, 09/15/2029 (D)	44,000	40,388
Premier Entertainment Sub LLC
5.625%, 09/01/2029 (D)	176,000	151,263
5.875%, 09/01/2031 (D)	479,000	408,898
QVC, Inc. 5.450%, 08/15/2034	184,000	154,100
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (D)	300,000	271,344
Service Corp. International
3.375%, 08/15/2030	148,000	133,330

9

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Service Corp. International (continued)
4.000%, 05/15/2031	$259,000	$240,955
Specialty Building Products Holdings LLC 6.375%, 09/30/2026 (D)	33,000	33,554
StoneMor, Inc. 8.500%, 05/15/2029 (D)	227,000	224,730
Target Corp. 2.250%, 04/15/2025	500,000	492,895
The Home Depot, Inc.
2.500%, 04/15/2027	500,000	490,798
2.700%, 04/15/2030	500,000	484,408
The TJX Companies, Inc.
3.875%, 04/15/2030	400,000	416,473
4.500%, 04/15/2050 (E)	400,000	468,642
Toll Brothers Finance Corp. 3.800%, 11/01/2029	74,000	71,549
Travel + Leisure Company
4.625%, 03/01/2030 (D)	101,000	93,930
6.000%, 04/01/2027	700,000	721,000
6.600%, 10/01/2025	147,000	156,135
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (D)	133,000	128,013
Yum! Brands, Inc.
3.625%, 03/15/2031	252,000	229,784
4.750%, 01/15/2030 (D)	131,000	128,462
5.350%, 11/01/2043	600,000	583,500
6.875%, 11/15/2037	292,000	325,872
		32,372,848
Consumer staples – 1.8%
Advantage Sales & Marketing, Inc. 6.500%, 11/15/2028 (D)	301,000	284,875
Albertsons Companies, Inc.
3.250%, 03/15/2026 (D)	143,000	135,138
3.500%, 03/15/2029 (D)	359,000	323,987
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/2048	730,000	764,163
4.600%, 04/15/2048	385,000	415,520
BRF SA 5.750%, 09/21/2050 (D)	285,000	250,800
Bunge, Ltd. Finance Corp. 3.250%, 08/15/2026 (E)	500,000	497,460
Constellation Brands, Inc. 3.150%, 08/01/2029	159,000	153,533
Coruripe Netherlands BV 10.000%, 02/10/2027 (D)	260,000	226,200
Edgewell Personal Care Company
4.125%, 04/01/2029 (D)	164,000	150,916
5.500%, 06/01/2028 (D)	278,000	276,610
Fomento Economico Mexicano SAB de CV 4.375%, 05/10/2043	1,000,000	1,048,390
General Mills, Inc. 2.875%, 04/15/2030	400,000	384,253
JBS Finance Luxembourg Sarl 3.625%, 01/15/2032 (D)	271,000	247,968
JBS USA LUX SA 3.750%, 12/01/2031 (D)	86,000	79,828
Keurig Dr. Pepper, Inc. 3.200%, 05/01/2030	560,000	542,782
Kraft Heinz Foods Company
4.375%, 06/01/2046	360,000	355,550
4.875%, 10/01/2049	80,000	84,290
5.000%, 06/04/2042	175,000	186,918
5.500%, 06/01/2050	272,000	308,864
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Kraft Heinz Foods Company (continued)
6.500%, 02/09/2040	$196,000	$233,730
MARB BondCo PLC 3.950%, 01/29/2031 (D)	260,000	230,750
NBM US Holdings, Inc. 6.625%, 08/06/2029 (D)	274,000	288,303
Oriflame Investment Holding PLC 5.125%, 05/04/2026 (D)	270,000	216,000
PepsiCo, Inc. 2.750%, 03/19/2030	500,000	491,100
Post Holdings, Inc. 5.500%, 12/15/2029 (D)	243,000	233,810
Reynolds American, Inc. 4.850%, 09/15/2023	1,000,000	1,024,376
Simmons Foods, Inc. 4.625%, 03/01/2029 (D)	43,000	40,313
Sysco Corp.
5.950%, 04/01/2030	355,000	411,790
6.600%, 04/01/2050	1,000,000	1,344,010
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	400,000	384,749
U.S. Foods, Inc. 4.750%, 02/15/2029 (D)	216,000	206,010
		11,822,986
Energy – 4.7%
Aker BP ASA
3.000%, 01/15/2025 (D)	165,000	162,535
3.750%, 01/15/2030 (D)	200,000	195,703
4.000%, 01/15/2031 (D)	523,000	521,029
Altera Infrastructure LP 8.500%, 07/15/2023 (D)	227,000	124,850
Anadarko Petroleum Corp.
4.500%, 07/15/2044 (E)	400,000	340,306
5.550%, 03/15/2026	800,000	821,992
Antero Midstream Partners LP 5.375%, 06/15/2029 (D)	233,000	232,762
Antero Resources Corp. 5.375%, 03/01/2030 (D)	90,000	91,913
Apache Corp. 5.100%, 09/01/2040	325,000	327,438
Ascent Resources Utica Holdings LLC 5.875%, 06/30/2029 (D)	296,000	292,475
Boardwalk Pipelines LP 3.375%, 02/01/2023	850,000	854,283
BP Capital Markets PLC 2.750%, 05/10/2023	530,000	530,941
Buckeye Partners LP 3.950%, 12/01/2026	500,000	488,620
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,345,227
Cheniere Energy Partners LP
4.000%, 03/01/2031	399,000	386,787
4.500%, 10/01/2029	461,000	463,305
CNOOC Finance 2003, Ltd. 5.500%, 05/21/2033 (D)	545,000	581,827
ConocoPhillips Company 5.950%, 03/15/2046	30,000	39,715
Continental Resources, Inc. 4.900%, 06/01/2044	595,000	588,780
CSI Compressco LP 7.500%, 04/01/2025 (D)	386,000	380,210
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) 10.000%, 04/01/2026 (D)	239,806	234,410

10

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) 05/21/2043 (D)	$201,000	$187,020
Devon Energy Corp.
5.000%, 06/15/2045 (E)	600,000	653,238
7.875%, 09/30/2031	874,000	1,133,880
Diamondback Energy, Inc. 3.125%, 03/24/2031	257,000	245,448
Enbridge Energy Partners LP 7.500%, 04/15/2038	600,000	799,610
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) 07/15/2077	347,000	342,722
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) 07/15/2080	310,000	320,850
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	279,000	288,816
Energean Israel Finance, Ltd.
5.375%, 03/30/2028 (D)	99,000	95,352
5.875%, 03/30/2031 (D)	172,000	164,074
Energy Transfer LP
4.200%, 04/15/2027	228,000	232,150
5.150%, 03/15/2045	340,000	343,121
5.250%, 04/15/2029	690,000	736,304
5.400%, 10/01/2047	244,000	255,451
5.500%, 06/01/2027	347,000	372,900
5.950%, 10/01/2043	300,000	320,179
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) 11/15/2026 (F)	474,000	465,847
Enterprise Products Operating LLC 6.875%, 03/01/2033	471,000	587,267
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	526,000	494,500
EQT Corp. 7.500%, 02/01/2030	129,000	149,640
Hess Corp.
5.600%, 02/15/2041	400,000	449,459
5.800%, 04/01/2047 (E)	500,000	594,887
Hess Midstream Operations LP 4.250%, 02/15/2030 (D)	78,000	73,601
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	195,000	250,747
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (D)	426,000	435,711
6.750%, 06/30/2030 (D)	85,000	87,414
Lundin Energy Finance BV
2.000%, 07/15/2026 (D)	267,000	248,622
3.100%, 07/15/2031 (D)	278,000	257,451
Marathon Oil Corp. 6.800%, 03/15/2032	785,000	939,263
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (D)	276,000	253,920
Midwest Connector Capital Company LLC 3.900%, 04/01/2024 (D)	383,000	384,200
MPLX LP
4.000%, 03/15/2028	311,000	316,360
4.125%, 03/01/2027	103,000	105,325
4.250%, 12/01/2027	225,000	232,372
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) 02/15/2023 (F)	687,000	673,260
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
ONEOK Partners LP 6.650%, 10/01/2036	$835,000	$955,357
Ovintiv Exploration, Inc. 5.625%, 07/01/2024	500,000	525,681
Ovintiv, Inc. 7.200%, 11/01/2031	55,000	66,564
Parkland Corp.
4.500%, 10/01/2029 (D)	176,000	163,178
4.625%, 05/01/2030 (D)	172,000	159,960
Petrobras Global Finance BV 6.900%, 03/19/2049	160,000	158,957
Plains All American Pipeline LP 4.900%, 02/15/2045	750,000	719,044
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	195,000	200,243
4.500%, 05/15/2030	415,000	433,994
5.000%, 03/15/2027	186,000	196,707
5.875%, 06/30/2026	234,000	252,972
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/2025 (D)	550,000	550,462
Southwestern Energy Company 4.750%, 02/01/2032	129,000	128,839
Sunoco LP
4.500%, 05/15/2029	96,000	90,570
4.500%, 04/30/2030 (D)	252,000	232,164
Targa Resources Corp. 4.950%, 04/15/2052 (B)	408,000	415,675
Targa Resources Partners LP
4.000%, 01/15/2032	336,000	323,227
5.875%, 04/15/2026	388,000	400,144
The Williams Companies, Inc.
3.750%, 06/15/2027	322,000	325,518
5.750%, 06/24/2044	84,000	96,745
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	220,000	228,575
Valero Energy Corp. 2.850%, 04/15/2025	400,000	395,214
Venture Global Calcasieu Pass LLC
3.875%, 08/15/2029 (D)	95,000	92,352
4.125%, 08/15/2031 (D)	158,000	155,022
		29,763,233
Financials – 10.9%
Ally Financial, Inc. 5.800%, 05/01/2025	286,000	303,365
Ambac Assurance Corp. 5.100%, 04/27/2022 (D)(F)	131	148
American International Group, Inc. 3.900%, 04/01/2026	830,000	850,894
American International Group, Inc. (6.250% to 3-15-37, then 3 month LIBOR + 2.056%) 03/15/2037	100,000	103,000
Ameriprise Financial, Inc. 2.875%, 09/15/2026	500,000	493,916
Ares Capital Corp.
2.150%, 07/15/2026	419,000	378,665
2.875%, 06/15/2028	309,000	273,558
3.875%, 01/15/2026	797,000	781,838
4.200%, 06/10/2024	279,000	281,017
Athene Holding, Ltd. 3.500%, 01/15/2031	206,000	197,173
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) 06/15/2026 (D)(F)	235,000	252,508

11

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
AXA SA 8.600%, 12/15/2030	$170,000	$224,335
Banco Santander SA 4.379%, 04/12/2028	249,000	251,126
Bank of America Corp.
3.248%, 10/21/2027	421,000	419,029
3.950%, 04/21/2025	414,000	421,863
Bank of America Corp. (1.734% to 7-22-26, then SOFR + 0.960%) 07/22/2027	112,000	104,013
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%) 06/14/2029	492,000	449,414
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	498,000	459,438
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	881,000	810,200
Bank of America Corp. (2.884% to 10-22-29, then 3 month LIBOR + 1.190%) 10/22/2030	500,000	474,141
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,149,000	1,151,901
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,087,000	1,076,015
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%) 03/08/2037	414,000	396,455
Bank of America Corp. (4.083% to 3-20-50, then 3 month LIBOR + 3.150%) 03/20/2051	500,000	517,415
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) 03/10/2026 (F)	667,000	709,321
Barclays PLC 4.375%, 01/12/2026	300,000	306,286
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) 03/15/2028 (F)	391,000	344,373
BlackRock, Inc. 1.900%, 01/28/2031	500,000	451,502
Blackstone Private Credit Fund
2.350%, 11/22/2024 (D)	351,000	334,690
2.700%, 01/15/2025 (D)	277,000	264,528
3.250%, 03/15/2027 (D)	79,000	72,401
4.000%, 01/15/2029 (D)	389,000	360,143
BPCE SA 4.500%, 03/15/2025 (D)	250,000	252,854
Capital One Financial Corp.
3.500%, 06/15/2023	1,023,000	1,034,776
3.750%, 07/28/2026	500,000	502,450
Capital One Financial Corp. (1.343% to 12-6-23, then SOFR + 0.690%) 12/06/2024	419,000	406,313
Citigroup, Inc.
3.200%, 10/21/2026	550,000	545,663
3.500%, 05/15/2023	1,060,000	1,070,912
4.600%, 03/09/2026	677,000	702,002
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%) 05/01/2032	264,000	238,067
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	1,000,000	1,038,155
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) 01/30/2025 (F)	$524,000	$501,730
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) 08/15/2026 (F)	415,000	433,343
Citizens Financial Group, Inc. 3.250%, 04/30/2030	573,000	560,016
CNA Financial Corp. 2.050%, 08/15/2030	105,000	93,187
CNO Financial Group, Inc. 5.250%, 05/30/2025 to 05/30/2029	635,000	665,186
Credit Agricole SA
2.811%, 01/11/2041 (D)	279,000	230,461
3.250%, 01/14/2030 (D)	438,000	415,429
4.375%, 03/17/2025 (D)	600,000	606,211
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (D)(F)	215,000	226,556
Credit Suisse Group AG 4.550%, 04/17/2026	405,000	411,997
Deutsche Bank AG 0.962%, 11/08/2023	577,000	559,412
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%) 11/16/2027	327,000	299,668
Deutsche Bank AG (3.742% to 1-7-32, then SOFR + 2.257%) 01/07/2033	430,000	380,034
Discover Financial Services 4.100%, 02/09/2027	167,000	170,280
Enova International, Inc. 8.500%, 09/01/2024 to 09/15/2025 (D)	313,000	311,538
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) 06/30/2023 (F)	287,000	283,771
Freedom Mortgage Corp.
8.125%, 11/15/2024 (D)	250,000	249,063
8.250%, 04/15/2025 (D)	55,000	54,834
GE Capital International Funding Company 4.418%, 11/15/2035	353,000	379,047
Global Atlantic Fin Company 3.125%, 06/15/2031 (D)	1,000,000	894,770
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) 04/16/2025 (F)	135,000	140,063
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) 06/01/2032 (D)	201,000	177,686
Invesco Finance PLC 3.125%, 11/30/2022	850,000	856,957
Jefferies Group LLC
4.150%, 01/23/2030	315,000	320,012
4.850%, 01/15/2027	430,000	450,830
JPMorgan Chase & Co.
2.950%, 10/01/2026	347,000	344,313
3.375%, 05/01/2023	1,250,000	1,263,559
4.125%, 12/15/2026	600,000	620,871
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) 04/22/2031	481,000	445,896
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	439,000	410,771
JPMorgan Chase & Co. (2.963% to 1-25-32, then SOFR + 1.260%) 01/25/2033	109,000	102,760

12

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	$414,000	$422,575
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (F)	373,000	359,479
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (F)	475,000	495,691
Lazard Group LLC 4.375%, 03/11/2029	220,000	225,015
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	673,638
4.750%, 03/15/2026	825,000	868,042
Liberty Mutual Group, Inc.
3.950%, 05/15/2060 (D)	500,000	454,924
4.250%, 06/15/2023 (D)	1,000,000	1,015,450
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) 12/15/2051 (D)	332,000	312,910
Lloyds Banking Group PLC 4.450%, 05/08/2025	921,000	943,840
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) 06/27/2024 (F)	345,000	362,240
Loews Corp.
2.625%, 05/15/2023	630,000	630,651
3.750%, 04/01/2026	825,000	845,927
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (F)	186,000	186,000
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (D)	204,000	192,268
4.875%, 06/10/2025 (D)	280,000	287,333
Markel Corp. 5.000%, 03/30/2043	1,270,000	1,372,861
MetLife, Inc. 3.000%, 03/01/2025	300,000	300,828
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2036	347,000	373,650
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 04/08/2038 (D)	120,000	155,832
Morgan Stanley
3.875%, 01/27/2026	256,000	260,870
4.100%, 05/22/2023	900,000	916,136
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	942,000	909,942
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%) 07/21/2032	202,000	178,998
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%) 09/16/2036	659,000	564,990
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	1,000,000	994,798
MSCI, Inc.
3.250%, 08/15/2033 (D)	285,000	256,162
3.625%, 11/01/2031 (D)	318,000	299,318
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/2030 (D)	176,000	162,800
5.500%, 08/15/2028 (D)	191,000	183,608
6.000%, 01/15/2027 (D)	99,000	100,742
Nationwide Mutual Insurance Company (3 month LIBOR + 2.290%) 3.116%, 12/15/2024 (A)(D)	1,130,000	1,130,767
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
NatWest Group PLC 3.875%, 09/12/2023	$500,000	$505,120
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) 12/29/2025 (F)	431,000	440,116
NatWest Markets PLC 1.600%, 09/29/2026 (D)	578,000	529,321
New York Life Insurance Company 3.750%, 05/15/2050 (D)	198,000	191,933
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) 01/21/2051 (D)	499,000	447,853
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) 10/16/2044 (D)	250,000	257,188
OneMain Finance Corp.
6.875%, 03/15/2025	65,000	68,349
8.875%, 06/01/2025	142,000	149,604
Operadora de Servicios Mega SA de CV 8.250%, 02/11/2025 (D)	295,000	225,675
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%) 03/01/2052	248,000	250,703
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	685,000	690,138
Radian Group, Inc. 4.500%, 10/01/2024	140,000	140,700
Raymond James Financial, Inc. 4.950%, 07/15/2046	500,000	559,870
S&P Global, Inc. 4.750%, 08/01/2028 (D)	213,000	228,836
Santander Holdings USA, Inc.
3.244%, 10/05/2026	791,000	771,056
3.450%, 06/02/2025	619,000	614,525
4.400%, 07/13/2027	203,000	206,468
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%) 01/06/2028	340,000	317,220
SBL Holdings, Inc. 5.000%, 02/18/2031 (D)	360,000	347,056
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) 05/26/2026 (D)(F)	346,000	322,213
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) 11/18/2030 (D)(E)(F)	355,000	331,059
Sompo International Holdings, Ltd. 4.700%, 10/15/2022	1,080,000	1,088,528
State Street Corp. (2.901% to 3-30-25, then SOFR + 2.600%) 03/30/2026	1,000,000	991,533
Stifel Financial Corp. 4.250%, 07/18/2024	1,300,000	1,326,143
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (D)	425,000	449,009
The Goldman Sachs Group, Inc.
3.500%, 04/01/2025	500,000	503,729
3.625%, 01/22/2023	1,200,000	1,215,102
3.850%, 01/26/2027	792,000	799,111
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) 04/22/2032	1,054,000	957,939

13

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%) 10/21/2032	$407,000	$367,954
The Hartford Financial Services Group, Inc. 6.625%, 03/30/2040	500,000	647,935
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) 3.995%, 08/01/2022 (A)(F)	373,000	371,128
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) 09/15/2026 (F)	497,000	447,549
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (F)	243,000	242,274
Unifin Financiera SAB de CV 9.875%, 01/28/2029 (D)	391,000	229,947
Unum Group 4.125%, 06/15/2051	169,000	147,548
Voya Financial, Inc. 4.800%, 06/15/2046	700,000	767,806
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) 05/15/2053	425,000	427,134
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	746,000	705,418
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%) 10/30/2030	656,000	623,488
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) 04/30/2041	311,000	279,581
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%) 03/02/2033	300,000	291,553
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (F)	878,000	917,334
		69,997,145
Health care – 2.8%
Abbott Laboratories 3.750%, 11/30/2026	680,000	705,692
AbbVie, Inc. 3.200%, 11/21/2029	2,119,000	2,093,802
AdaptHealth LLC 5.125%, 03/01/2030 (D)(E)	168,000	156,030
Agilent Technologies, Inc. 3.875%, 07/15/2023	670,000	679,970
AmerisourceBergen Corp. 2.800%, 05/15/2030	387,000	365,777
Anthem, Inc. 2.250%, 05/15/2030	179,000	164,243
Baxter International, Inc. 3.500%, 08/15/2046	500,000	458,274
Biogen, Inc.
2.250%, 05/01/2030 (E)	400,000	359,898
3.150%, 05/01/2050	500,000	409,446
Catalent Pharma Solutions, Inc.
3.125%, 02/15/2029 (D)	64,000	58,171
5.000%, 07/15/2027 (D)	81,000	81,944
Centene Corp.
3.000%, 10/15/2030	322,000	295,747
3.375%, 02/15/2030	183,000	172,191
4.250%, 12/15/2027	127,000	127,476
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Centene Corp. (continued)
4.625%, 12/15/2029	$162,000	$163,311
CVS Health Corp.
2.700%, 08/21/2040	223,000	190,130
3.750%, 04/01/2030	283,000	287,950
4.300%, 03/25/2028	188,000	196,663
5.050%, 03/25/2048	410,000	464,321
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	843,934	1,011,635
DaVita, Inc.
3.750%, 02/15/2031 (D)	378,000	330,750
4.625%, 06/01/2030 (D)	367,000	342,705
Encompass Health Corp.
4.500%, 02/01/2028	100,000	98,000
4.625%, 04/01/2031	149,000	139,470
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (D)	544,000	473,475
HCA, Inc.
4.125%, 06/15/2029	318,000	324,138
5.250%, 04/15/2025 to 06/15/2026	491,000	517,512
5.375%, 02/01/2025	800,000	832,400
Humana, Inc. 3.125%, 08/15/2029	500,000	483,964
Organon & Company 5.125%, 04/30/2031 (D)	314,000	303,010
Pfizer, Inc. 2.625%, 04/01/2030	500,000	485,435
Rede D'or Finance Sarl 4.500%, 01/22/2030 (D)	269,000	246,808
Royalty Pharma PLC 1.750%, 09/02/2027	206,000	186,960
Select Medical Corp. 6.250%, 08/15/2026 (D)	194,000	200,837
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	500,000	500,864
Stanford Health Care 3.310%, 08/15/2030	225,000	225,172
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036 (E)	49,000	49,490
UnitedHealth Group, Inc. 5.800%, 03/15/2036	540,000	669,246
Universal Health Services, Inc.
1.650%, 09/01/2026 (D)	335,000	307,298
2.650%, 10/15/2030 (D)	358,000	324,997
Utah Acquisition Sub, Inc.
3.950%, 06/15/2026	800,000	793,867
5.250%, 06/15/2046	250,000	247,137
Varex Imaging Corp. 7.875%, 10/15/2027 (D)	149,000	157,940
Viatris, Inc.
2.300%, 06/22/2027	209,000	190,220
2.700%, 06/22/2030	437,000	384,370
4.000%, 06/22/2050	374,000	314,189
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	500,000	494,574
		18,067,499
Industrials – 5.8%
3M Company 3.050%, 04/15/2030	500,000	497,113
Adani Ports & Special Economic Zone, Ltd. 3.100%, 02/02/2031 (D)	313,000	269,469

14

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
AECOM 5.125%, 03/15/2027	$328,000	$335,455
AerCap Ireland Capital DAC
1.650%, 10/29/2024	585,000	552,479
1.750%, 01/30/2026	350,000	321,107
2.450%, 10/29/2026	594,000	549,422
2.875%, 08/14/2024	328,000	318,990
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (D)	173,165	168,750
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (D)	170,926	160,871
Air Lease Corp.
2.100%, 09/01/2028	208,000	181,875
2.875%, 01/15/2026	225,000	217,164
3.000%, 09/15/2023	400,000	398,279
3.125%, 12/01/2030	400,000	369,808
3.625%, 12/01/2027	170,000	165,381
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (D)	108,985	115,528
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (D)	61,000	57,977
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	816,382	779,733
American Airlines 2015-1 Class B Pass Through Trust 3.700%, 05/01/2023	209,978	205,380
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	242,101	224,925
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	64,388	57,380
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	189,375	181,547
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	162,114	150,115
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	276,388	246,676
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	231,809	217,626
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	200,000	180,540
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	149,000	134,795
American Airlines Group, Inc. 3.750%, 03/01/2025 (D)(E)	500,000	456,130
APX Group, Inc. 5.750%, 07/15/2029 (D)(E)	266,000	242,680
Ashtead Capital, Inc. 2.450%, 08/12/2031 (D)	215,000	189,191
Atkore, Inc. 4.250%, 06/01/2031 (D)	90,000	83,700
Beacon Roofing Supply, Inc. 4.125%, 05/15/2029 (D)	188,000	173,676
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
BlueLinx Holdings, Inc. 6.000%, 11/15/2029 (D)	$275,000	$255,750
Boise Cascade Company 4.875%, 07/01/2030 (D)	52,000	50,495
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (D)	164,221	165,840
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (D)	66,294	63,222
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (D)	129,372	129,240
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (D)	98,653	108,913
Builders FirstSource, Inc.
4.250%, 02/01/2032 (D)	286,000	266,338
5.000%, 03/01/2030 (D)	46,000	45,247
6.750%, 06/01/2027 (D)	61,000	63,288
Carrier Global Corp. 2.700%, 02/15/2031	500,000	466,576
Cimpress PLC 7.000%, 06/15/2026 (D)(E)	390,000	373,542
Clean Harbors, Inc. 4.875%, 07/15/2027 (D)	38,000	37,905
Clydesdale Acquisition Holdings, Inc. 6.625%, 04/15/2029 (D)	24,000	24,270
CNH Industrial Capital LLC 1.950%, 07/02/2023	570,000	564,110
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 04/19/2022	32,294	32,292
CoStar Group, Inc. 2.800%, 07/15/2030 (D)	386,000	352,793
CSX Corp. 3.800%, 04/15/2050	1,000,000	1,015,206
DAE Funding LLC 2.625%, 03/20/2025 (D)	267,000	253,330
Delta Air Lines, Inc.
2.900%, 10/28/2024	543,000	530,783
3.800%, 04/19/2023	356,000	358,225
4.375%, 04/19/2028	325,000	311,699
4.500%, 10/20/2025 (D)	103,000	103,598
4.750%, 10/20/2028 (D)	307,051	309,402
Deluxe Corp. 8.000%, 06/01/2029 (D)	124,000	125,946
Equifax, Inc. 3.100%, 05/15/2030	800,000	762,940
Flowserve Corp. 3.500%, 10/01/2030	136,000	128,800
Fortive Corp. 3.150%, 06/15/2026	700,000	697,024
Garda World Security Corp. 6.000%, 06/01/2029 (D)	186,000	167,077
GATX Corp. 3.850%, 03/30/2027	800,000	807,573
GFL Environmental, Inc.
3.500%, 09/01/2028 (D)	355,000	333,290
4.375%, 08/15/2029 (D)	229,000	211,539
4.750%, 06/15/2029 (D)	154,000	146,493
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (D)	247,000	238,007
Graphic Packaging International LLC 3.500%, 03/01/2029 (D)	267,000	245,640

15

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (D)	$212,000	$198,750
Hillenbrand, Inc. 3.750%, 03/01/2031	201,000	183,915
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025	450,000	454,807
4.200%, 05/01/2030	1,379,000	1,434,225
IDEX Corp. 3.000%, 05/01/2030	1,000,000	944,804
JB Hunt Transport Services, Inc. 3.850%, 03/15/2024	700,000	707,100
JB Poindexter & Company, Inc. 7.125%, 04/15/2026 (D)	132,000	134,145
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	278,054	260,284
Kansas City Southern 2.875%, 11/15/2029	500,000	480,616
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (D)	66,000	63,360
Lennox International, Inc. 3.000%, 11/15/2023	800,000	800,892
Masco Corp. 2.000%, 10/01/2030	412,000	356,709
MasTec, Inc. 4.500%, 08/15/2028 (D)(E)	191,000	189,238
MIWD Holdco II LLC 5.500%, 02/01/2030 (D)	50,000	46,688
Owens Corning 3.950%, 08/15/2029	321,000	326,700
Picasso Finance Sub, Inc. 6.125%, 06/15/2025 (D)	30,000	30,488
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (D)	62,000	56,723
6.250%, 01/15/2028 (D)	218,000	213,334
Quanta Services, Inc. 0.950%, 10/01/2024	203,000	192,461
Southwest Airlines Company 5.250%, 05/04/2025	800,000	840,113
The Boeing Company
3.200%, 03/01/2029	388,000	369,736
5.040%, 05/01/2027	610,000	642,338
5.150%, 05/01/2030	412,000	439,381
5.805%, 05/01/2050	720,000	831,411
The Hertz Corp.
4.625%, 12/01/2026 (D)	32,000	29,882
5.000%, 12/01/2029 (D)	71,000	64,255
TransDigm, Inc. 5.500%, 11/15/2027	563,000	558,778
TriNet Group, Inc. 3.500%, 03/01/2029 (D)	211,000	193,856
TTX Company 4.200%, 07/01/2046 (D)	700,000	753,638
Tutor Perini Corp. 6.875%, 05/01/2025 (D)(E)	300,000	285,324
Uber Technologies, Inc.
4.500%, 08/15/2029 (D)	466,000	436,875
7.500%, 05/15/2025 to 09/15/2027 (D)	607,000	641,826
Union Pacific Corp. 4.163%, 07/15/2022	1,137,000	1,137,860
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	445,389	436,978
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 09/03/2022	$113,904	$114,298
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	379,753	333,758
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	274,796	256,943
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	109,551	102,777
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	199,295	199,385
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	658,053	676,695
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	186,624	181,395
United Airlines, Inc.
4.375%, 04/15/2026 (D)	31,000	30,494
4.625%, 04/15/2029 (D)	70,000	66,567
United Rentals North America, Inc.
3.875%, 11/15/2027 to 02/15/2031	390,000	378,415
4.875%, 01/15/2028	373,000	378,892
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	74,090	73,335
US Airways 2011-1 Class A Pass Through Trust 7.125%, 10/22/2023	186,100	189,830
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	169,144	162,819
Verisk Analytics, Inc. 4.125%, 03/15/2029	400,000	412,448
Vertiv Group Corp. 4.125%, 11/15/2028 (D)	305,000	278,348
Wabtec Corp. 3.200%, 06/15/2025	500,000	488,119
Watco Companies LLC 6.500%, 06/15/2027 (D)	52,000	51,125
Williams Scotsman International, Inc. 4.625%, 08/15/2028 (D)	72,000	70,200
		37,133,488
Information technology – 3.7%
Atento Luxco 1 SA 8.000%, 02/10/2026 (D)	135,000	136,383
Autodesk, Inc. 2.850%, 01/15/2030	99,000	93,134
Block, Inc.
2.750%, 06/01/2026 (D)	92,000	86,960
3.500%, 06/01/2031 (D)	126,000	115,290
Broadcom, Inc.
2.450%, 02/15/2031 (D)	1,000,000	892,078
3.137%, 11/15/2035 (D)	779,000	686,371
3.419%, 04/15/2033 (D)	499,000	465,727
3.469%, 04/15/2034 (D)	421,000	389,901
4.750%, 04/15/2029	1,292,000	1,357,545
5.000%, 04/15/2030	534,000	567,639
CDW LLC
3.250%, 02/15/2029	149,000	136,903
3.569%, 12/01/2031	463,000	428,946

16

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
CGI, Inc. 1.450%, 09/14/2026 (D)	$377,000	$346,330
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (D)	255,000	253,386
Dell International LLC
3.450%, 12/15/2051 (D)	427,000	346,890
4.900%, 10/01/2026	574,000	602,066
5.300%, 10/01/2029	978,000	1,065,286
5.850%, 07/15/2025	196,000	209,197
8.350%, 07/15/2046	90,000	131,525
Fiserv, Inc.
2.250%, 06/01/2027	400,000	377,775
3.850%, 06/01/2025	614,000	620,254
Fortinet, Inc. 2.200%, 03/15/2031	1,000,000	882,720
Gartner, Inc.
3.625%, 06/15/2029 (D)	116,000	108,750
3.750%, 10/01/2030 (D)	72,000	67,590
4.500%, 07/01/2028 (D)	374,000	372,596
Infor, Inc. 1.750%, 07/15/2025 (D)	151,000	141,970
Jabil, Inc. 3.600%, 01/15/2030	180,000	174,379
KLA Corp. 4.100%, 03/15/2029	275,000	288,618
Likewize Corp. 9.750%, 10/15/2025 (D)	106,000	107,325
Marvell Technology, Inc. 2.450%, 04/15/2028	410,000	376,986
Micron Technology, Inc.
4.185%, 02/15/2027	933,000	957,421
4.663%, 02/15/2030	1,000,000	1,045,130
4.975%, 02/06/2026	190,000	199,000
5.327%, 02/06/2029	1,613,000	1,743,633
Motorola Solutions, Inc.
2.300%, 11/15/2030	431,000	377,840
2.750%, 05/24/2031	464,000	419,819
4.600%, 05/23/2029	150,000	155,982
NXP BV
3.250%, 05/11/2041 (D)	178,000	156,964
3.875%, 06/18/2026 (D)	477,000	478,533
Oracle Corp. 2.950%, 04/01/2030	718,000	662,400
PayPal Holdings, Inc.
2.300%, 06/01/2030	400,000	372,349
2.850%, 10/01/2029 (E)	1,673,000	1,637,677
PTC, Inc. 4.000%, 02/15/2028 (D)	76,000	74,045
Qorvo, Inc.
1.750%, 12/15/2024 (D)	281,000	268,037
3.375%, 04/01/2031 (D)	247,000	224,609
QUALCOMM, Inc. 1.650%, 05/20/2032	566,000	490,742
Renesas Electronics Corp. 1.543%, 11/26/2024 (D)	315,000	300,035
Sabre GLBL, Inc. 7.375%, 09/01/2025 (D)	209,000	218,244
VeriSign, Inc.
2.700%, 06/15/2031	256,000	231,680
5.250%, 04/01/2025	160,000	167,987
Visa, Inc. 2.050%, 04/15/2030	400,000	373,218
Western Digital Corp. 4.750%, 02/15/2026	382,000	387,982
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Workday, Inc.
3.500%, 04/01/2027	$220,000	$219,943
3.800%, 04/01/2032	249,000	248,526
Xerox Holdings Corp. 5.500%, 08/15/2028 (D)	232,000	226,260
Ziff Davis, Inc. 4.625%, 10/15/2030 (D)	200,000	190,445
		23,659,021
Materials – 1.7%
Amcor Flexibles North America, Inc. 3.100%, 09/15/2026	500,000	492,488
Anglo American Capital PLC 4.750%, 04/10/2027 (D)	215,000	222,998
Arconic Corp.
6.000%, 05/15/2025 (D)	117,000	119,691
6.125%, 02/15/2028 (D)	168,000	168,565
Braskem Idesa SAPI 6.990%, 02/20/2032 (D)	201,000	196,992
Braskem Netherlands Finance BV 5.875%, 01/31/2050 (D)(E)	240,000	238,080
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) 01/23/2081 (D)	239,000	261,921
Cemex SAB de CV
3.875%, 07/11/2031 (D)	297,000	271,015
5.200%, 09/17/2030 (D)	224,000	222,880
CF Industries, Inc. 4.950%, 06/01/2043	175,000	188,213
CVR Partners LP 6.125%, 06/15/2028 (D)	110,000	109,967
First Quantum Minerals, Ltd. 6.875%, 03/01/2026 to 10/15/2027 (D)	404,000	419,752
Freeport-McMoRan, Inc.
4.250%, 03/01/2030	354,000	356,361
4.625%, 08/01/2030	297,000	303,683
5.450%, 03/15/2043	934,000	1,045,931
FS Luxembourg Sarl 10.000%, 12/15/2025 (D)	347,000	364,350
Glencore Funding LLC 2.625%, 09/23/2031 (D)	500,000	447,254
Graham Packaging Company, Inc. 7.125%, 08/15/2028 (D)	24,000	21,780
Hudbay Minerals, Inc. 4.500%, 04/01/2026 (D)	66,000	64,130
Huntsman International LLC 4.500%, 05/01/2029	500,000	516,162
JW Aluminum Continuous Cast Company 10.250%, 06/01/2026 (D)	135,000	140,738
LSB Industries, Inc. 6.250%, 10/15/2028 (D)	131,000	132,835
Mauser Packaging Solutions Holding Company 8.500%, 04/15/2024 (D)	54,000	54,945
Methanex Corp.
4.250%, 12/01/2024	193,000	192,990
5.650%, 12/01/2044	450,000	411,750
Newmont Corp. 2.800%, 10/01/2029	223,000	213,310
Novelis Corp. 4.750%, 01/30/2030 (D)	410,000	398,055
Orbia Advance Corp. SAB de CV 5.500%, 01/15/2048 (D)	315,000	309,916
Owens-Brockway Glass Container, Inc. 6.625%, 05/13/2027 (D)(E)	130,000	128,700

17

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Pactiv Evergreen Group Issuer LLC 4.375%, 10/15/2028 (D)	$174,000	$159,873
Pactiv Evergreen Group Issuer, Inc. 4.000%, 10/15/2027 (D)	362,000	336,298
Sasol Financing USA LLC 5.500%, 03/18/2031	425,000	396,780
Standard Industries, Inc.
3.375%, 01/15/2031 (D)	142,000	124,250
4.375%, 07/15/2030 (D)	106,000	97,091
5.000%, 02/15/2027 (D)	73,000	72,363
The Mosaic Company 4.250%, 11/15/2023	600,000	612,706
Trident TPI Holdings, Inc. 6.625%, 11/01/2025 (D)	35,000	34,300
Trinseo Materials Operating SCA 5.125%, 04/01/2029 (D)	211,000	194,696
Tronox, Inc. 4.625%, 03/15/2029 (D)	242,000	226,573
Valvoline, Inc. 3.625%, 06/15/2031 (D)	302,000	260,892
Volcan Cia Minera SAA 4.375%, 02/11/2026 (D)(E)	69,000	66,068
Vulcan Materials Company 3.500%, 06/01/2030	258,000	255,887
WR Grace Holdings LLC
4.875%, 06/15/2027 (D)	143,000	139,918
5.625%, 08/15/2029 (D)	133,000	124,368
		11,117,515
Real estate – 2.8%
American Homes 4 Rent LP 4.250%, 02/15/2028	203,000	206,036
American Tower Corp.
3.550%, 07/15/2027	582,000	577,315
3.800%, 08/15/2029	225,000	223,905
5.000%, 02/15/2024	670,000	693,006
Crown Castle International Corp.
3.300%, 07/01/2030	532,000	508,767
3.650%, 09/01/2027	415,000	411,988
3.700%, 06/15/2026	500,000	503,169
3.800%, 02/15/2028	225,000	224,772
4.150%, 07/01/2050	400,000	390,174
CubeSmart LP 4.375%, 02/15/2029	600,000	627,259
CyrusOne LP
2.150%, 11/01/2030	190,000	189,707
3.450%, 11/15/2029	344,000	354,320
EPR Properties 4.950%, 04/15/2028	350,000	350,147
Equinix, Inc.
1.550%, 03/15/2028	324,000	286,052
1.800%, 07/15/2027	255,000	231,844
2.500%, 05/15/2031	563,000	504,912
2.900%, 11/18/2026	1,000,000	968,376
3.200%, 11/18/2029	199,000	190,442
ERP Operating LP 3.375%, 06/01/2025	300,000	300,558
Extra Space Storage LP 2.350%, 03/15/2032	500,000	438,804
GLP Capital LP
3.250%, 01/15/2032	521,000	472,703
5.375%, 04/15/2026	277,000	289,447
Healthcare Trust of America Holdings LP
3.500%, 08/01/2026	500,000	498,491
3.750%, 07/01/2027	600,000	606,185
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Host Hotels & Resorts LP
3.375%, 12/15/2029	$405,000	$385,863
3.500%, 09/15/2030	267,000	254,574
4.500%, 02/01/2026	214,000	218,899
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (D)	230,000	215,625
Iron Mountain, Inc.
4.875%, 09/15/2029 (D)	195,000	185,615
5.250%, 07/15/2030 (D)	261,000	255,780
Kimco Realty Corp. 3.375%, 10/15/2022	1,050,000	1,054,627
MGM Growth Properties Operating Partnership LP 3.875%, 02/15/2029 (D)	207,000	203,378
Mid-America Apartments LP 3.950%, 03/15/2029	700,000	720,804
Piedmont Operating Partnership LP 4.450%, 03/15/2024	500,000	508,430
RHP Hotel Properties LP 4.500%, 02/15/2029 (D)	341,000	320,540
RLJ Lodging Trust LP 3.750%, 07/01/2026 (D)	149,000	141,550
SBA Communications Corp. 3.875%, 02/15/2027	356,000	347,251
SBA Tower Trust 2.836%, 01/15/2025 (D)	266,000	261,667
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	500,987
Uniti Group LP 6.500%, 02/15/2029 (D)	141,000	131,461
Ventas Realty LP 4.750%, 11/15/2030 (E)	1,000,000	1,064,189
VICI Properties LP
4.125%, 08/15/2030 (D)	132,000	127,428
4.625%, 12/01/2029 (D)	260,000	259,350
Welltower, Inc. 2.700%, 02/15/2027	400,000	391,143
XHR LP 4.875%, 06/01/2029 (D)	107,000	103,943
		17,701,483
Utilities – 1.9%
ABY Transmision Sur SA 6.875%, 04/30/2043 (D)	210,408	252,490
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (D)	203,000	193,358
Ameren Corp. 3.500%, 01/15/2031	1,000,000	986,425
AmeriGas Partners LP 5.500%, 05/20/2025	275,000	275,022
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,220,553
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	535,000	690,569
Consolidated Edison Company of New York, Inc.
3.350%, 04/01/2030	500,000	498,367
3.950%, 04/01/2050	500,000	514,082
Dominion Energy, Inc.
3.375%, 04/01/2030	662,000	653,075
3.600%, 03/15/2027	500,000	502,034
DPL, Inc. 4.125%, 07/01/2025	249,000	247,297

18

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Edison International 3.550%, 11/15/2024	$700,000	$702,175
Emera US Finance LP 3.550%, 06/15/2026	163,000	162,832
FirstEnergy Corp. 2.650%, 03/01/2030	254,000	230,605
Israel Electric Corp., Ltd. 6.875%, 06/21/2023 (D)	95,000	99,120
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	677,000	684,873
NextEra Energy Operating Partners LP
3.875%, 10/15/2026 (D)	243,000	240,266
4.500%, 09/15/2027 (D)	201,000	200,066
NiSource, Inc. 3.600%, 05/01/2030	230,000	228,091
NRG Energy, Inc.
2.450%, 12/02/2027 (D)	284,000	261,934
3.375%, 02/15/2029 (D)	62,000	55,112
3.625%, 02/15/2031 (D)	175,000	153,928
3.875%, 02/15/2032 (D)	371,000	326,480
4.450%, 06/15/2029 (D)	257,000	257,105
Southern California Edison Company 3.700%, 08/01/2025	1,000,000	1,016,612
Suburban Propane Partners LP 5.000%, 06/01/2031 (D)	176,000	165,000
Vistra Operations Company LLC
3.700%, 01/30/2027 (D)	624,000	598,897
4.300%, 07/15/2029 (D)	475,000	458,488
		11,874,856
TOTAL CORPORATE BONDS (Cost $298,374,952)		$296,245,056
CAPITAL PREFERRED SECURITIES – 0.2%
Financials – 0.2%
Truist Financial Corp. (Greater of 3 month LIBOR + 0.645% or 4.000%) 4.000%, 12/15/2024 (A)(F)	425,000	369,733
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 05/02/2022 (A)(F)	1,045,000	867,999
		1,237,732
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,389,911)		$1,237,732
MUNICIPAL BONDS – 0.7%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	1,000,000	995,809
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	231,000	205,257
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	283,000	283,445
4.131%, 06/15/2042	40,000	39,567
Sales Tax Securitization Corp. (Illinois) 4.637%, 01/01/2040	455,000	507,790
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	416,000	387,756
State of Connecticut, GO 2.677%, 07/01/2030	250,000	239,985
Active Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
The School District of Philadelphia (Pennsylvania), GO
5.995%, 09/01/2030	$315,000	$365,898
6.765%, 06/01/2040	1,010,000	1,302,381
TOTAL MUNICIPAL BONDS (Cost $4,330,766)		$4,327,888
TERM LOANS (G) – 0.4%
Communication services – 0.0%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%) 6.250%, 09/01/2027	93,000	92,419
Consumer discretionary – 0.1%
Carnival Corp., 2021 Incremental Term Loan B (3 month LIBOR + 3.250%) 4.000%, 10/18/2028	391,020	381,733
Fertitta Entertainment LLC, 2022 Term Loan B (1 month SOFR + 4.000%) 4.500%, 01/27/2029	109,000	108,319
Hunter Douglas, Inc., USD Term Loan B1 (3 month SOFR + 3.500%) 4.000%, 02/26/2029	293,000	286,774
		776,826
Health care – 0.0%
TTF Holdings LLC, Term Loan (1 month LIBOR + 4.250%) 5.000%, 03/31/2028	62,719	62,406
Industrials – 0.1%
Clydesdale Acquisition Holdings, Inc., Term Loan 03/30/2029 TBD (H)	57,000	55,575
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%) 4.000%, 06/02/2028	577,101	569,529
		625,104
Information technology – 0.1%
MKS Instruments, Inc., 2021 USD Tem Loan 10/21/2028 TBD (H)	376,000	372,357
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%) 4.750%, 02/01/2029	236,000	232,127
		604,484
Materials – 0.1%
Mauser Packaging Solutions Holding Company, 2017 Term Loan B 04/03/2024 TBD (H)	163,572	161,050
TOTAL TERM LOANS (Cost $2,346,610)		$2,322,289
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.6%
Commercial and residential – 6.3%
Angel Oak Mortgage Trust LLC
Series 2021-2, Class A1, 0.985%, 04/25/2066 (D)(I)	153,986	146,887
Series 2021-4, Class A1, 1.035%, 01/20/2065 (D)(I)	313,914	296,978
Series 2021-5, Class A1, 0.951%, 07/25/2066 (D)(I)	398,213	375,868
Arbor Multifamily Mortgage Securities Trust Series 2020-MF1, Class XA IO 0.965%, 05/15/2053 (D)	4,340,423	264,831
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (D)(I)	262,275	248,387

19

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.719%, 11/05/2032 (D)(I)	$116,000	$100,542
BAMLL Re-REMIC Trust Series 2014-FRR4, Class BK23 2.682%, 09/27/2022 (D)(J)	500,000	493,426
BANK
Series 2019-BN20, Class ASB, 2.933%, 09/15/2062	400,000	395,702
Series 2021-BN34, Class XA IO, 0.979%, 06/15/2063	12,770,057	859,842
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	101,000	99,352
BBCMS Trust
Series 2015-MSQ, Class D, 3.990%, 09/15/2032 (D)(I)	140,000	139,712
Series 2015-SRCH, Class D, 4.957%, 08/10/2035 (D)(I)	194,000	192,687
Bear Stearns Asset Backed Securities Trust Series 2003-AC4, Class A 5.500%, 09/25/2033	289,711	285,396
Benchmark Mortgage Trust
Series 2019-B12, Class A2, 3.001%, 08/15/2052	270,000	266,946
Series 2019-B15, Class XA IO, 0.823%, 12/15/2072	9,897,140	474,637
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (D)(I)	187,469	181,921
BWAY Mortgage Trust Series 2015-1740, Class XA IO 0.179%, 01/10/2035 (D)	3,705,000	55
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%), 1.718%, 03/15/2037 (A)(D)	309,900	305,223
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%), 1.327%, 10/15/2037 (A)(D)	273,046	270,041
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%), 1.247%, 11/15/2038 (A)(D)	243,000	239,741
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%), 1.497%, 09/15/2036 (A)(D)	278,000	266,747
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%), 1.291%, 01/17/2039 (A)(D)	566,000	558,586
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%), 2.147%, 12/15/2037 (A)(D)	121,000	119,029
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%), 2.947%, 12/15/2037 (A)(D)	192,000	188,714
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	800,000	806,959
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CFCRE Commercial Mortgage Trust Series 2017-C8, Class C 4.903%, 06/15/2050 (I)	$500,000	$502,903
CHL Mortgage Pass-Through Trust Series 2004-HYB2, Class 4A 2.422%, 07/20/2034 (I)	471,611	476,147
Citigroup Commercial Mortgage Trust
Series 2018-C5, Class A3, 3.963%, 06/10/2051	549,272	553,173
Series 2018-C5, Class XA IO, 0.535%, 06/10/2051	15,273,249	511,274
Series 2019-C7, Class XA IO, 0.872%, 12/15/2072	15,864,462	848,727
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (D)	310,000	308,685
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (D)	162,000	163,900
Cold Storage Trust Series 2020-ICE5, Class D (1 month LIBOR + 2.100%) 2.497%, 11/15/2037 (A)(D)	491,495	485,966
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(I)	324,931	300,541
Series 2021-3, Class A1, 0.956%, 09/27/2066 (D)(I)	424,707	393,385
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (D)(I)	368,735	342,979
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (D)(I)	439,416	413,780
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (D)	1,400,000	1,412,634
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO, 1.601%, 08/15/2045	7,458,091	2
Series 2012-CR3, Class XA IO, 1.824%, 10/15/2045	7,354,239	20,366
Series 2013-CR8, Class A5, 3.612%, 06/10/2046 (I)	400,000	402,568
Series 2013-CR8, Class AM, 3.791%, 06/10/2046 (D)(I)	1,000,000	1,008,327
Series 2014-CR15, Class C, 4.690%, 02/10/2047 (I)	800,000	807,575
Series 2014-CR15, Class XA IO, 0.648%, 02/10/2047	4,691,819	50,933
Series 2014-CR16, Class C, 4.911%, 04/10/2047 (I)	400,000	395,677
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	1,007,681
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.438%, 05/10/2051	5,007,696	116,821
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class XA IO, 1.404%, 12/10/2044 (D)	493,320	0

20

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG) (continued)
Series 2013-300P, Class D, 4.394%, 08/10/2030 (D)(I)	$307,000	$301,839
Series 2013-300P, Class E, 4.394%, 08/10/2030 (D)(I)	700,000	681,892
Series 2017-PANW, Class A, 3.244%, 10/10/2029 (D)	89,000	87,589
Series 2020-CBM, Class A2, 2.896%, 02/10/2037 (D)	169,000	163,857
Commercial Mortgage Trust (Deutsche Bank AG/UBS AG) Series 2014-UBS2, Class XA IO 1.117%, 03/10/2047	3,385,778	55,416
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%), 1.997%, 05/15/2036 (A)(D)	305,000	301,560
Series 2020-NET, Class A, 2.257%, 08/15/2037 (D)	103,756	98,685
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (D)(I)	265,090	255,670
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (D)(I)	221,335	210,575
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (D)(I)	221,225	208,804
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (D)(I)	366,020	343,890
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A4, 2.763%, 09/15/2052	425,000	406,688
Series 2019-C18, Class E, 2.500%, 12/15/2052 (D)	265,000	207,910
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month LIBOR + 0.900%) 1.349%, 07/19/2044 (A)	317,936	298,600
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (D)(I)	117,911	113,257
Series 2021-2, Class A1, 0.931%, 06/25/2066 (D)(I)	248,057	231,981
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (D)(I)	365,967	339,087
FREMF Mortgage Trust
Series 2016-K54, Class C, 4.052%, 04/25/2048 (D)(I)	290,000	285,452
Series 2016-K56, Class B, 3.942%, 06/25/2049 (D)(I)	1,085,000	1,087,373
Series 2017-K67, Class B, 3.945%, 09/25/2049 (D)(I)	485,000	486,428
Series 2018-K730, Class B, 3.796%, 02/25/2050 (D)(I)	300,000	300,105
Series 2019-KF69, Class B (1 month LIBOR + 2.300%), 2.541%, 08/25/2029 (A)(D)	196,351	195,146
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (D)(I)	221,238	212,339
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (D)(I)	185,383	175,323
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GCAT Trust (continued)
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (D)(I)	$314,352	$297,507
GS Mortgage Securities Trust
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (D)(I)	859,800	861,646
Series 2017-485L, Class C, 3.982%, 02/10/2037 (D)(I)	85,000	82,437
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (D)	136,000	131,157
GS Mortgage-Backed Securities Trust Series 2021-NQM1, Class A1 1.017%, 07/25/2061 (D)(I)	148,859	142,792
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (D)	8,286,431	86,298
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	8,805,502	115,988
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (D)	8,844,486	123,936
Hilton Orlando Trust Series 2018-ORL, Class B (1 month LIBOR + 1.200%) 1.597%, 12/15/2034 (A)(D)	1,000,000	983,696
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (D)(I)	185,574	174,578
IMT Trust
Series 2017-APTS, Class AFX, 3.478%, 06/15/2034 (D)	107,000	106,655
Series 2017-APTS, Class CFX, 3.497%, 06/15/2034 (D)(I)	123,000	120,628
Irvine Core Office Trust
Series 2013-IRV, Class A2, 3.174%, 05/15/2048 (D)(I)	260,000	260,450
Series 2013-IRV, Class XA IO, 1.106%, 05/15/2048 (D)	2,885,469	17,023
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class XA IO 0.377%, 08/15/2046	4,379,564	17,180
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO, 1.431%, 07/05/2032 (D)	9,536,059	95
Series 2020-NNN, Class AFX, 2.812%, 01/16/2037 (D)	258,000	250,397
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) 1.747%, 05/15/2036 (A)(D)	187,000	184,644
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%), 1.097%, 03/15/2038 (A)(D)	340,108	332,445
Series 2021-BMR, Class D (1 month LIBOR + 1.400%), 1.797%, 03/15/2038 (A)(D)	275,232	265,930
Series 2021-BMR, Class E (1 month LIBOR + 1.750%), 2.147%, 03/15/2038 (A)(D)	982,970	944,831

21

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.623%, 04/21/2034 (I)	$69,553	$69,156
Series 2004-8, Class 5A1, 2.276%, 08/25/2034 (I)	83,659	82,947
MASTR Alternative Loan Trust Series 2004-4, Class 8A1 6.500%, 05/25/2034	170,442	171,806
Merrill Lynch Mortgage Investors Trust Series 2005-A, Class A1 (1 month LIBOR + 0.460%) 0.917%, 03/25/2030 (A)	15,456	14,832
Merrill Lynch Mortgage Trust Series 2008-C1, Class X IO 0.000%, 02/12/2051 (D)	2,601,931	26
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (D)(I)	179,024	175,906
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO, 1.309%, 08/15/2045 (D)	7,634,777	5,011
Series 2012-C6, Class XA IO, 1.568%, 11/15/2045 (D)	4,952,728	4,895
Series 2013-C7, Class XA IO, 1.270%, 02/15/2046	9,466,706	54,665
Series 2014-C17, Class XA IO, 1.046%, 08/15/2047	9,597,643	149,816
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%), 1.797%, 11/15/2034 (A)(D)	173,000	171,534
Series 2019-L3, Class XA IO, 0.640%, 11/15/2052	21,402,447	863,364
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D, 3.790%, 11/15/2032 (D)(I)	135,000	134,374
Series 2018-ALXA, Class C, 4.316%, 01/15/2043 (D)(I)	98,000	95,441
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (D)	191,266	184,691
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (D)(I)	142,773	138,477
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (D)(I)	343,391	323,336
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (D)(I)	398,303	373,624
One Market Plaza Trust Series 2017-1MKT, Class D 4.146%, 02/10/2032 (D)	90,000	89,158
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (D)(I)	340,306	319,734
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month LIBOR + 0.400%) 0.849%, 05/20/2035 (A)	34,918	33,185
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
SLG Office Trust Series 2021-OVA, Class D 2.851%, 07/15/2041 (D)	$352,000	$305,871
SMRT Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) 1.302%, 01/15/2024 (A)(D)	791,000	780,608
Starwood Mortgage Residential Trust Series 2022-1, Class A1 2.447%, 12/25/2066 (D)(I)	387,717	369,214
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (D)(I)	38,817	38,650
Towd Point Mortgage Trust
Series 2015-1, Class A5, 3.160%, 10/25/2053 (D)(I)	123,000	122,658
Series 2015-2, Class 1M2, 3.306%, 11/25/2060 (D)(I)	175,000	175,311
Series 2015-6, Class M2, 3.750%, 04/25/2055 (D)(I)	1,000,000	981,044
Series 2017-2, Class A1, 2.750%, 04/25/2057 (D)(I)	14,322	14,331
Series 2018-1, Class A1, 3.000%, 01/25/2058 (D)(I)	62,960	62,731
Series 2018-4, Class A1, 3.000%, 06/25/2058 (D)(I)	255,445	250,507
Series 2018-5, Class A1A, 3.250%, 07/25/2058 (D)(I)	31,744	31,864
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (D)(I)	217,154	218,495
Series 2019-1, Class A1, 3.658%, 03/25/2058 (D)(I)	215,006	214,486
Series 2019-4, Class A1, 2.900%, 10/25/2059 (D)(I)	191,418	187,951
Series 2020-4, Class A1, 1.750%, 10/25/2060 (D)	282,478	266,663
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO 1.299%, 05/10/2063 (D)	3,814,456	2,826
Velocity Commercial Capital Loan Trust Series 2018-2, Class M1 4.260%, 10/26/2048 (D)(I)	217,863	216,303
Verus Securitization Trust
Series 2020-5, Class A1, 1.218%, 05/25/2065 (D)	113,970	111,090
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(I)	325,474	308,838
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(I)	173,513	162,810
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(I)	338,383	311,483
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(I)	191,865	187,200
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	185,749	181,576
Wells Fargo Commercial Mortgage Trust Series 2019-C54, Class A3 2.892%, 12/15/2052	500,000	478,766

22

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class XA IO, 1.479%, 12/15/2045 (D)	$5,348,652	$30,652
Series 2012-C9, Class XA IO, 1.852%, 11/15/2045 (D)	6,005,720	18,466
		40,138,404
U.S. Government Agency – 2.3%
Federal Home Loan Mortgage Corp.
Series 2021-HQA3, Class M2 (1 month SOFR + 2.100%), 2.199%, 09/25/2041 (A)(D)	1,000,000	937,973
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%), 1.099%, 01/25/2042 (A)(D)	407,000	399,821
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%), 1.399%, 02/25/2042 (A)(D)	296,370	294,582
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%), 2.499%, 02/25/2042 (A)(D)	342,000	332,770
Series 290, Class IO, 3.500%, 11/15/2032	837,188	90,967
Series 3387, Class SB IO, 6.023%, 11/15/2037	814,944	99,307
Series 3632, Class AP, 3.000%, 02/15/2040	513,253	510,518
Series K021, Class A2, 2.396%, 06/25/2022	767,635	767,789
Series K021, Class X1 IO, 1.384%, 06/25/2022	8,508,355	85
Series K022, Class X1 IO, 1.165%, 07/25/2022	1,984,298	3,160
Series K026, Class X1 IO, 0.929%, 11/25/2022	9,554,736	38,799
Series K109, Class X1 IO, 1.582%, 04/25/2030	3,122,778	322,213
Series KS01, Class X1 IO, 1.109%, 01/25/2023	1,923,652	8,844
Series T-41, Class 3A, 4.560%, 07/25/2032 (I)	43,391	44,777
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	5,355	5,787
Series 2002-W3, Class A5, 7.500%, 11/25/2041	50,725	57,782
Series 2011-41, Class KA, 4.000%, 01/25/2041	91,460	92,763
Series 2011-86, Class NA, 4.000%, 01/25/2041	27,678	27,741
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	798,936	91,571
Series 2012-21, Class PA, 2.000%, 03/25/2041	872,145	857,720
Series 2012-38, Class PA, 2.000%, 09/25/2041	500,468	482,531
Series 2015-C01, Class 1M2 (1 month LIBOR + 4.300%), 4.757%, 02/25/2025 (A)	71,200	71,733
Series 2015-C03, Class 2M2 (1 month LIBOR + 5.000%), 5.457%, 07/25/2025 (A)	1,409	1,409
Series 2016-M11, Class X1 IO, 0.416%, 07/25/2026	21,494,491	341,251
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-M12, Class X2 IO, 0.042%, 09/25/2026	$31,073,901	$60,156
Series 2019-M25, Class X IO, 0.146%, 11/25/2029	33,426,141	470,302
Series 2020-R02, Class 2M2 (1 month LIBOR + 2.000%), 2.457%, 01/25/2040 (A)(D)	209,853	209,076
Series 2021-31, Class IE IO, 3.448%, 03/25/2050	2,594,000	272,045
Series 2021-M8, Class X IO, 0.452%, 11/25/2035	11,790,835	404,771
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%), 2.199%, 03/25/2042 (A)(D)	373,000	373,578
Government National Mortgage Association
Series 2008-90, Class IO, 2.009%, 12/16/2050	2,063,995	291,771
Series 2010-147, Class SA IO, 5.721%, 05/20/2040	431,499	26,169
Series 2010-85, Class SB IO, 6.169%, 03/16/2040	802,784	76,297
Series 2012-114, Class IO, 0.656%, 01/16/2053	364,533	7,167
Series 2012-120, Class IO, 0.644%, 02/16/2053	4,307,788	81,693
Series 2012-70, Class IO, 0.083%, 08/16/2052	1,005,713	1,465
Series 2015-41, Class IO, 0.318%, 09/16/2056	2,556,629	46,861
Series 2016-162, Class IO, 0.728%, 09/16/2058	4,092,155	164,321
Series 2016-174, Class IO, 0.851%, 11/16/2056	423,924	20,124
Series 2017-109, Class IO, 0.289%, 04/16/2057	784,898	20,873
Series 2017-124, Class IO, 0.621%, 01/16/2059	715,251	26,337
Series 2017-135, Class IO, 0.726%, 10/16/2058	1,036,325	46,451
Series 2017-140, Class IO, 0.489%, 02/16/2059	402,343	15,519
Series 2017-159, Class IO, 0.448%, 06/16/2059	10,487,293	428,821
Series 2017-169, Class IO, 0.589%, 01/16/2060	1,941,692	80,965
Series 2017-20, Class IO, 0.648%, 12/16/2058	2,027,056	69,624
Series 2017-22, Class IO, 0.717%, 12/16/2057	242,309	10,598
Series 2017-23, Class IO, 0.618%, 05/16/2059	6,801,353	280,400
Series 2017-41, Class IO, 0.631%, 07/16/2058	896,839	31,813
Series 2017-46, Class IO, 0.634%, 11/16/2057	756,556	31,164
Series 2017-50, Class IO, 0.647%, 01/16/2057	10,642,625	437,282
Series 2017-53, Class IO, 0.516%, 11/16/2056	10,447,374	397,051
Series 2017-61, Class IO, 0.770%, 05/16/2059	383,394	17,464

23

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2018-158, Class IO, 0.750%, 05/16/2061	$1,714,507	$100,897
Series 2018-35, Class IO, 0.526%, 03/16/2060	1,575,828	69,430
Series 2018-43, Class IO, 0.501%, 05/16/2060	1,678,862	69,069
Series 2018-69, Class IO, 0.602%, 04/16/2060	407,785	22,197
Series 2018-81, Class IO, 0.479%, 01/16/2060	299,032	15,293
Series 2018-85, Class IO, 0.537%, 07/16/2060	5,711,234	289,338
Series 2018-9, Class IO, 0.471%, 01/16/2060	1,898,792	78,278
Series 2019-131, Class IO, 0.803%, 07/16/2061	1,277,109	80,287
Series 2020-100, Class IO, 0.801%, 05/16/2062	1,509,924	104,963
Series 2020-108, Class IO, 0.850%, 06/16/2062	3,368,969	229,250
Series 2020-114, Class IO, 0.816%, 09/16/2062	3,661,986	258,626
Series 2020-118, Class IO, 0.888%, 06/16/2062	2,634,320	190,354
Series 2020-119, Class IO, 0.633%, 08/16/2062	1,523,859	91,793
Series 2020-120, Class IO, 0.792%, 05/16/2062	829,011	57,500
Series 2020-137, Class IO, 0.805%, 09/16/2062	3,763,122	250,406
Series 2020-143, Class IB IO, 0.876%, 03/16/2062	4,554,528	310,815
Series 2020-150, Class IO, 0.958%, 12/16/2062	2,365,162	184,436
Series 2020-161, Class IA IO, 0.500%, 08/16/2062	18,077,208	458,787
Series 2020-170, Class IO, 0.826%, 11/16/2062	3,189,508	229,133
Series 2020-28, Class IO, 0.820%, 11/16/2061	5,510,047	364,855
Series 2020-92, Class IO, 0.876%, 02/16/2062	3,432,661	249,328
Series 2021-11, Class IA IO, 0.250%, 12/16/2062	23,260,093	343,172
Series 2021-3, Class IO, 0.865%, 09/16/2062	3,801,243	277,834
Series 2021-40, Class IO, 0.827%, 02/16/2063	975,111	71,070
Series 2022-17, Class IO, 0.801%, 06/16/2064	2,064,692	156,949
Series 2022-21, Class IO, 0.784%, 10/16/2063	911,907	68,400
		14,904,511
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,680,975)		$55,042,915
ASSET BACKED SECURITIES – 7.0%
Aegis Asset Backed Securities Trust Series 2004-3, Class M1 (1 month LIBOR + 0.900%) 1.357%, 09/25/2034 (A)	488,772	485,995
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937%, 08/15/2046 (D)	$692,000	$637,340
AMSR Trust
Series 2020-SFR4, Class A 1.355%, 11/17/2037 (D)	422,000	392,499
Series 2021-SFR4, Class A 2.117%, 12/17/2038 (D)	205,000	193,221
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/05/2049 (D)	400,950	397,898
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (D)	199,895	190,470
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (D)	467,875	446,288
ARL First LLC Series 2012-1A, Class A2 3.810%, 12/15/2042 (D)	900,000	902,862
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	403,000	391,830
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	333,000	323,079
BMW Vehicle Lease Trust Series 2022-1, Class A3 1.100%, 03/25/2025	173,000	168,689
Bojangles Issuer LLC Series 2020-1A, Class A2 3.832%, 10/20/2050 (D)	264,000	258,122
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (D)	148,251	146,267
Carlyle Global Market Strategies Series 2018-4A, Class C (3 month LIBOR + 2.900%) 3.154%, 01/20/2031 (A)(D)	530,000	513,180
CarMax Auto Owner Trust Series 2022-1, Class A3 1.470%, 12/15/2026	236,000	228,387
CARS-DB4 LP
Series 2020-1A, Class A1 2.690%, 02/15/2050 (D)	896,704	876,592
Series 2020-1A, Class A4 3.190%, 02/15/2050 (D)	996,042	968,422
Series 2020-1A, Class B1 4.170%, 02/15/2050 (D)	266,000	262,324
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month LIBOR + 1.200%) 1.657%, 01/25/2035 (A)	156,736	152,113
CF Hippolyta LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (D)	494,310	467,098
Series 2021-1A, Class A1 1.530%, 03/15/2061 (D)	466,821	433,722
Chase Auto Credit Linked Notes Series 2021-3, Class B 0.760%, 02/26/2029 (D)	240,871	233,985
Citibank Credit Card Issuance Trust
Series 2017-A6, Class A6 (1 month LIBOR + 0.770%) 1.157%, 05/14/2029 (A)	565,000	562,813

24

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust (continued)
Series 2017-A7, Class A7 (1 month LIBOR + 0.370%) 0.680%, 08/08/2024 (A)	$3,000,000	$3,002,679
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (D)	602,639	564,675
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (D)	379,049	344,107
Series 2022-1A, Class A1 2.720%, 01/18/2047 (D)	314,623	296,644
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	5,689	5,143
CoreVest American Finance Trust Series 2019-3, Class A 2.705%, 10/15/2052 (D)	72,948	71,227
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1 6.250%, 10/25/2036 (D)	2,560,000	2,520,252
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (D)	225,000	208,921
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (D)	191,040	191,578
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (D)	686,280	626,118
Series 2021-1A, Class A2II 2.493%, 11/20/2051 (D)	997,500	899,268
Diamond Infrastructure Funding LLC
Series 2021-1A, Class B 2.355%, 04/15/2049 (D)	1,000,000	923,321
Series 2021-1A, Class C 3.475%, 04/15/2049 (D)	104,000	96,930
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	456,000	452,200
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (D)	1,328,958	1,232,099
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (D)	273,240	256,013
Series 2021-1A, Class A2 2.791%, 10/20/2051 (D)	431,918	387,394
Elmwood CLO IV, Ltd. Series 2020-1A, Class A (3 month LIBOR + 1.240%) 1.481%, 04/15/2033 (A)(D)	331,000	329,620
FirstKey Homes Trust
Series 2020-SFR1, Class A 1.339%, 08/17/2037 (D)	592,011	553,420
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (D)	633,790	588,816
Series 2021-SFR1, Class A 1.538%, 08/17/2038 (D)	526,529	487,924
Series 2021-SFR1, Class D 2.189%, 08/17/2038 (D)	346,000	314,141
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (D)	672,915	665,048
FOCUS Brands Funding LLC Series 2017-1A, Class A2IB 3.857%, 04/30/2047 (D)	149,802	147,453
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2020-1, Class A 2.040%, 08/15/2031 (D)	$538,000	$519,610
Series 2022-A, Class A3 1.290%, 06/15/2026	129,000	125,066
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A 3.060%, 04/15/2026	680,000	682,418
Series 2020-2, Class A 1.060%, 09/15/2027	561,000	523,195
GM Financial Automobile Leasing Trust Series 2021-2, Class A4 0.410%, 05/20/2025	125,000	121,135
GM Financial Consumer Automobile Receivables Trust
Series 2021-4, Class A3 0.680%, 09/16/2026	135,000	130,398
Series 2022-1, Class A3 1.260%, 11/16/2026	112,000	108,378
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (D)	274,000	269,493
Series 2021-1A, Class A2 2.773%, 04/20/2029 (D)	311,000	296,260
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (D)	285,000	284,441
Hilton Grand Vacations Trust
Series 2017-AA, Class A 2.660%, 12/26/2028 (D)	142,375	142,248
Series 2018-AA, Class A 3.540%, 02/25/2032 (D)	97,761	97,823
Home Partners of America Trust Series 2021-2, Class A 1.901%, 12/17/2026 (D)	398,840	373,966
Honda Auto Receivables Owner Trust Series 2021-2, Class A4 0.550%, 08/16/2027	247,000	235,208
Hyundai Auto Lease Securitization Trust Series 2022-A, Class A3 1.160%, 01/15/2025 (D)	207,000	202,103
ITE Rail Fund Levered LP Series 2021-3A, Class A 2.210%, 06/28/2051 (D)	482,385	448,301
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (D)	264,330	266,338
Series 2022-1A, Class A2I 3.445%, 02/26/2052 (D)	388,000	365,195
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (D)	41,253	41,019
Mercedes-Benz Auto Receivables Trust Series 2021-1, Class A3 0.460%, 06/15/2026	275,000	264,018
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (D)	162,519	162,409
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (D)	94,886	95,948
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	206,259	204,349

25

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (D)	$243,510	$222,079
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (D)	623,290	583,502
Series 2022-1A, Class A2 3.695%, 01/30/2052 (D)	253,000	234,974
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (D)	607,000	566,030
Series 2021-1, Class B1 2.410%, 10/20/2061 (D)	184,000	173,592
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.104%, 07/25/2026 (D)	110,790	104,747
Oxford Finance Funding LLC Series 2019-1A, Class A2 4.459%, 02/15/2027 (D)	163,418	164,722
Progress Residential Trust
Series 2020-SFR1, Class A 1.732%, 04/17/2037 (D)	209,000	198,619
Series 2021-SFR8, Class B 1.681%, 10/17/2038 (D)	216,000	195,801
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 4.934%, 08/25/2035	69,665	69,625
Santander Retail Auto Lease Trust Series 2022-A, Class A3 1.340%, 07/21/2025 (D)	188,000	182,400
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (D)	611,000	599,085
ServiceMaster Funding LLC Series 2021-1, Class A2I 2.865%, 07/30/2051 (D)	463,670	416,168
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (D)	397,800	392,847
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class A 3.200%, 01/20/2036 (D)	56,528	56,343
SMB Private Education Loan Trust
Series 2019-B, Class A2A 2.840%, 06/15/2037 (D)	285,730	281,977
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	328,868	314,703
Series 2021-A, Class APT2 1.070%, 01/15/2053 (D)	250,580	230,424
Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	1,337,337	1,279,848
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (D)	411,382	400,900
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (D)	328,350	286,351
Store Master Funding I-VII & XIV Series 2019-1, Class A2 3.650%, 11/20/2049 (D)	287,150	285,752
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (D)	190,492	172,831
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (D)	667,328	603,528
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
TAL Advantage VII LLC Series 2020-1A, Class B 3.290%, 09/20/2045 (D)	$421,250	$405,839
TIF Funding II LLC Series 2021-1A, Class A 1.650%, 02/20/2046 (D)	291,067	261,288
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.560%, 11/25/2031 (D)	868,000	861,861
Series 2020-1A, Class A 1.350%, 05/25/2033 (D)	346,000	327,505
Toyota Auto Receivables Owner Trust Series 2022-A, Class A3 1.230%, 06/15/2026	347,000	337,033
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (D)	500,000	440,906
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (D)	578,468	533,136
Series 2021-1A, Class A 1.860%, 03/20/2046 (D)	401,685	363,434
Vantage Data Centers LLC
Series 2020-1A, Class A2 1.645%, 09/15/2045 (D)	318,000	296,032
Series 2020-2A, Class A2 1.992%, 09/15/2045 (D)	312,000	285,502
Verizon Master Trust Series 2022-2, Class A 1.530%, 07/20/2028	289,000	278,073
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (D)	400,399	376,224
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (D)	134,704	132,448
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (D)	383,105	340,738
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (D)	142,637	128,755
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (D)	533,320	491,855
TOTAL ASSET BACKED SECURITIES (Cost $46,681,665)		$44,634,983
COMMON STOCKS – 0.1%
Energy – 0.0%
Noble Corp. (C)	378	13,249
Utilities – 0.1%
Algonquin Power & Utilities Corp.	8,150	403,914
TOTAL COMMON STOCKS (Cost $412,556)		$417,163
PREFERRED SECURITIES – 0.1%
Communication services – 0.0%
Telephone & Data Systems, Inc., 6.625%	7,625	188,643
Consumer staples – 0.0%
Ocean Spray Cranberries, Inc., 6.250% (D)	2,216	210,520
Financials – 0.0%
Wells Fargo & Company, 7.500%	55	72,875
Utilities – 0.1%
DTE Energy Company, 6.250%	669	35,651
NextEra Energy, Inc., 5.279%	4,350	226,853

26

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Utilities (continued)
NiSource, Inc., 7.750%	1,800	$214,164
The Southern Company, 6.750%	831	45,381
		522,049
TOTAL PREFERRED SECURITIES (Cost $919,935)		$994,087
WARRANTS – 0.0%
Noble Corp. (Expiration Date: 2-5-28; Strike Price: $23.13) (C)	1,540	27,720
TOTAL WARRANTS (Cost $2,792)		$27,720
ESCROW CERTIFICATES – 0.0%
LSC Communications, Inc. (C)(D)	$420,000	265
TOTAL ESCROW CERTIFICATES (Cost $0)		$265
SHORT-TERM INVESTMENTS – 14.5%
Short-term funds – 13.2%
John Hancock Collateral Trust, 0.3592% (K)(L)	451,024	4,509,699
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (K)	79,996,107	79,996,107
		84,505,806
Repurchase agreement – 1.3%
Repurchase Agreement with State Street Corp. dated 3-31-22 at 0.000% to be repurchased at $8,392,000 on 4-1-22, collateralized by $8,571,300 U.S. Treasury Notes, 2.250% due 3-31-24 (valued at $8,559,917)	$8,392,000	8,392,000
TOTAL SHORT-TERM INVESTMENTS (Cost $92,897,461)		$92,897,806
Total Investments (Active Bond Trust) (Cost $736,505,285) – 111.9%		$715,829,579
Other assets and liabilities, net – (11.9%)		(76,399,923)
TOTAL NET ASSETS – 100.0%		$639,429,656
Currency Abbreviations
ARS	Argentine Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Non-income producing security.
Active Bond Trust (continued)
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $141,617,174 or 22.1% of the fund's net assets as of 3-31-22.
(E)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $4,405,780.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(K)	The rate shown is the annualized seven-day yield as of 3-31-22.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	47,891,957	$1,324,212,603
TOTAL INVESTMENT COMPANIES (Cost $983,588,495)		$1,324,212,603
Total Investments (American Asset Allocation Trust) (Cost $983,588,495) - 100.0%		$1,324,212,603
Other assets and liabilities, net - (0.0%)		(85,686)
TOTAL NET ASSETS - 100.0%		$1,324,126,917
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,471,860	$215,153,541
TOTAL INVESTMENT COMPANIES (Cost $158,311,780)		$215,153,541
Total Investments (American Global Growth Trust) (Cost $158,311,780) - 100.0%		$215,153,541
Other assets and liabilities, net - (0.0%)		(23,397)
TOTAL NET ASSETS - 100.0%		$215,130,144

27

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	8,457,984	$983,748,077
TOTAL INVESTMENT COMPANIES (Cost $661,919,610)		$983,748,077
Total Investments (American Growth Trust) (Cost $661,919,610) - 100.0%		$983,748,077
Other assets and liabilities, net - (0.0%)		(74,850)
TOTAL NET ASSETS - 100.0%		$983,673,227
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	15,621,578	$995,250,724
TOTAL INVESTMENT COMPANIES (Cost $725,157,039)		$995,250,724
Total Investments (American Growth-Income Trust) (Cost $725,157,039) - 100.0%		$995,250,724
Other assets and liabilities, net - (0.0%)		(65,493)
TOTAL NET ASSETS - 100.0%		$995,185,231
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	20,801,250	$426,841,653
TOTAL INVESTMENT COMPANIES (Cost $397,467,691)		$426,841,653
Total Investments (American International Trust) (Cost $397,467,691) - 100.0%		$426,841,653
Other assets and liabilities, net - (0.0%)		(37,294)
TOTAL NET ASSETS - 100.0%		$426,804,359
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%
Communication services – 21.1%
Entertainment – 2.9%
Netflix, Inc. (A)	71,071	$26,622,486
Sea, Ltd., ADR (A)	174,828	20,942,646
Spotify Technology SA (A)	29,884	4,513,082
The Walt Disney Company (A)	52,362	7,181,972
		59,260,186
Interactive media and services – 18.0%
Alphabet, Inc., Class A (A)	7,907	21,992,134
Alphabet, Inc., Class C (A)	74,466	207,982,793
Meta Platforms, Inc., Class A (A)	467,954	104,054,251
Pinterest, Inc., Class A (A)	197,874	4,869,679
Snap, Inc., Class A (A)	616,001	22,169,876
Tencent Holdings, Ltd.	193,900	8,937,693
		370,006,426
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	37,618	4,828,270
		434,094,882
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 21.2%
Automobiles – 4.4%
Rivian Automotive, Inc., Class A (A)(B)	100,399	$5,044,046
Tesla, Inc. (A)	80,352	86,587,315
		91,631,361
Hotels, restaurants and leisure – 1.5%
Booking Holdings, Inc. (A)	4,746	11,145,744
Chipotle Mexican Grill, Inc. (A)	9,756	15,434,285
Starbucks Corp.	45,072	4,100,200
		30,680,229
Internet and direct marketing retail – 11.6%
Amazon.com, Inc. (A)	69,248	225,745,018
DoorDash, Inc., Class A (A)	107,357	12,581,167
JD.com, Inc., Class A (A)	9,738	276,704
		238,602,889
Multiline retail – 0.7%
Dollar General Corp.	65,835	14,656,846
Specialty retail – 1.5%
Carvana Company (A)	112,032	13,364,297
Ross Stores, Inc.	148,377	13,422,183
The TJX Companies, Inc.	55,272	3,348,378
		30,134,858
Textiles, apparel and luxury goods – 1.5%
Lululemon Athletica, Inc. (A)	45,004	16,436,811
NIKE, Inc., Class B	112,130	15,088,213
		31,525,024
		437,231,207
Financials – 2.8%
Capital markets – 2.2%
MSCI, Inc.	4,800	2,413,824
S&P Global, Inc.	33,399	13,699,602
The Charles Schwab Corp.	127,223	10,726,171
The Goldman Sachs Group, Inc.	57,875	19,104,538
		45,944,135
Insurance – 0.6%
Chubb, Ltd.	32,403	6,931,002
Marsh & McLennan Companies, Inc.	24,015	4,092,636
		11,023,638
		56,967,773
Health care – 10.2%
Health care equipment and supplies – 2.8%
Align Technology, Inc. (A)	9,062	3,951,032
Intuitive Surgical, Inc. (A)	107,087	32,306,006
Stryker Corp.	60,829	16,262,633
Teleflex, Inc.	16,336	5,796,503
		58,316,174
Health care providers and services – 3.1%
HCA Healthcare, Inc.	43,858	10,991,692
Humana, Inc.	16,567	7,209,461
UnitedHealth Group, Inc.	89,013	45,393,960
		63,595,113
Health care technology – 0.3%
Veeva Systems, Inc., Class A (A)	24,369	5,177,438
Life sciences tools and services – 1.8%
Danaher Corp.	82,758	24,275,404
Thermo Fisher Scientific, Inc.	22,227	13,128,378
		37,403,782
Pharmaceuticals – 2.2%
AstraZeneca PLC, ADR	84,811	5,626,362
Eli Lilly & Company	94,458	27,049,937

28

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	61,887	$11,671,269
		44,347,568
		208,840,075
Industrials – 1.1%
Commercial services and supplies – 0.1%
Cintas Corp.	6,473	2,753,549
Industrial conglomerates – 0.8%
General Electric Company	65,328	5,977,512
Roper Technologies, Inc.	22,196	10,481,617
		16,459,129
Professional services – 0.2%
TransUnion	31,400	3,244,876
		22,457,554
Information technology – 43.0%
Electronic equipment, instruments and components – 0.2%
TE Connectivity, Ltd.	27,158	3,557,155
IT services – 7.8%
Adyen NV (A)(C)	1,502	2,975,002
Affirm Holdings, Inc. (A)	72,527	3,356,550
Block, Inc. (A)	81,951	11,112,556
Mastercard, Inc., Class A	117,495	41,990,363
MongoDB, Inc. (A)	30,425	13,496,226
PayPal Holdings, Inc. (A)	111,536	12,899,138
Shopify, Inc., Class A (A)	17,264	11,669,773
Snowflake, Inc., Class A (A)	21,864	5,009,698
Twilio, Inc., Class A (A)	10,976	1,808,955
Visa, Inc., Class A	249,730	55,382,622
		159,700,883
Semiconductors and semiconductor equipment – 7.0%
Advanced Micro Devices, Inc. (A)	204,688	22,380,586
ASML Holding NV, NYRS	24,959	16,670,865
Marvell Technology, Inc.	130,105	9,329,830
Monolithic Power Systems, Inc.	15,644	7,597,978
NVIDIA Corp.	261,774	71,427,654
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	61,323	6,393,536
Texas Instruments, Inc.	53,230	9,766,640
		143,567,089
Software – 19.3%
Atlassian Corp. PLC, Class A (A)	43,437	12,763,094
Bill.com Holdings, Inc. (A)	51,025	11,571,960
Confluent, Inc., Class A (A)	65,400	2,681,400
Crowdstrike Holdings, Inc., Class A (A)	11,473	2,605,289
Datadog, Inc., Class A (A)	34,525	5,229,502
DocuSign, Inc. (A)	44,186	4,733,204
Fortinet, Inc. (A)	41,067	14,034,237
HashiCorp, Inc., Class A (A)(B)	18,641	1,006,614
Intuit, Inc.	69,099	33,225,563
Microsoft Corp.	778,740	240,093,328
Paycom Software, Inc. (A)	4,829	1,672,669
ServiceNow, Inc. (A)	82,513	45,950,665
Synopsys, Inc. (A)	65,646	21,877,842
		397,445,367
Technology hardware, storage and peripherals – 8.7%
Apple, Inc.	1,031,618	180,130,819
		884,401,313
Materials – 0.3%
Chemicals – 0.3%
Linde PLC	18,217	5,819,056
The Sherwin-Williams Company	4,273	1,066,626
		6,885,682
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 0.1%
Real estate management and development – 0.1%
Opendoor Technologies, Inc. (A)	333,700	$2,886,505
TOTAL COMMON STOCKS (Cost $1,346,136,880)		$2,053,764,991
SHORT-TERM INVESTMENTS – 0.5%
Short-term funds – 0.5%
John Hancock Collateral Trust, 0.3592% (D)(E)	682,662	6,825,803
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (D)	566,660	566,660
T. Rowe Price Government Reserve Fund, 0.2855% (D)	3,310,806	3,310,806
TOTAL SHORT-TERM INVESTMENTS (Cost $10,702,772)		$10,703,269
Total Investments (Blue Chip Growth Trust) (Cost $1,356,839,652) – 100.3%		$2,064,468,260
Other assets and liabilities, net – (0.3%)		(6,321,025)
TOTAL NET ASSETS – 100.0%		$2,058,147,235
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $6,190,409.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 3-31-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.9%
Communication services – 12.7%
Entertainment – 2.1%
Netflix, Inc. (A)	25,751	$9,646,067
ROBLOX Corp., Class A (A)	56,731	2,623,241
		12,269,308
Interactive media and services – 10.6%
Alphabet, Inc., Class A (A)	7,285	20,262,135
Alphabet, Inc., Class C (A)	7,279	20,330,174
Match Group, Inc. (A)	50,118	5,449,831
Meta Platforms, Inc., Class A (A)	31,617	7,030,356
Snap, Inc., Class A (A)	186,308	6,705,225
ZoomInfo Technologies, Inc. (A)	60,758	3,629,683
		63,407,404
		75,676,712
Consumer discretionary – 30.6%
Automobiles – 8.5%
Tesla, Inc. (A)	47,122	50,778,667
Hotels, restaurants and leisure – 3.6%
Airbnb, Inc., Class A (A)	51,585	8,860,239
Chipotle Mexican Grill, Inc. (A)	4,385	6,937,202

29

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Marriott International, Inc., Class A (A)	32,056	$5,633,842
		21,431,283
Internet and direct marketing retail – 8.2%
Amazon.com, Inc. (A)	12,396	40,410,340
MercadoLibre, Inc. (A)	7,393	8,793,826
		49,204,166
Multiline retail – 1.3%
Target Corp.	36,793	7,808,210
Specialty retail – 2.9%
O'Reilly Automotive, Inc. (A)	4,212	2,885,052
The Home Depot, Inc.	25,309	7,575,743
The TJX Companies, Inc.	113,301	6,863,775
		17,324,570
Textiles, apparel and luxury goods – 6.1%
Kering SA	7,128	4,500,101
Lululemon Athletica, Inc. (A)	20,580	7,516,433
LVMH Moet Hennessy Louis Vuitton SE	18,931	13,512,923
NIKE, Inc., Class B	81,576	10,976,867
		36,506,324
		183,053,220
Consumer staples – 3.3%
Food and staples retailing – 1.7%
Costco Wholesale Corp.	17,108	9,851,642
Personal products – 1.6%
The Estee Lauder Companies, Inc., Class A	35,121	9,564,151
		19,415,793
Energy – 0.9%
Energy equipment and services – 0.9%
Schlumberger NV	129,203	5,337,376
Financials – 2.8%
Capital markets – 2.8%
KKR & Company, Inc.	72,792	4,256,148
S&P Global, Inc.	15,770	6,468,539
The Goldman Sachs Group, Inc.	18,411	6,077,471
		16,802,158
Health care – 8.1%
Health care equipment and supplies – 2.7%
Abbott Laboratories	39,343	4,656,637
DexCom, Inc. (A)	11,612	5,940,699
Intuitive Surgical, Inc. (A)	17,807	5,372,016
		15,969,352
Health care providers and services – 1.5%
UnitedHealth Group, Inc.	17,294	8,819,421
Life sciences tools and services – 1.4%
Danaher Corp.	28,650	8,403,905
Pharmaceuticals – 2.5%
Eli Lilly & Company	44,132	12,638,081
Novo Nordisk A/S, ADR	23,883	2,652,207
		15,290,288
		48,482,966
Industrials – 1.5%
Road and rail – 1.5%
Uber Technologies, Inc. (A)	243,957	8,704,386
Information technology – 38.6%
IT services – 10.2%
Adyen NV (A)(B)	4,330	8,576,403
Mastercard, Inc., Class A	39,288	14,040,745
MongoDB, Inc. (A)	2,685	1,191,039
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Okta, Inc. (A)	3,599	$543,305
Shopify, Inc., Class A (A)	15,364	10,385,449
Snowflake, Inc., Class A (A)	26,556	6,084,776
Twilio, Inc., Class A (A)	18,454	3,041,404
Visa, Inc., Class A	77,006	17,077,621
		60,940,742
Semiconductors and semiconductor equipment – 6.3%
Broadcom, Inc.	13,516	8,510,755
NVIDIA Corp.	97,130	26,502,892
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	22,801	2,377,232
		37,390,879
Software – 15.5%
Adobe, Inc. (A)	30,416	13,858,138
Atlassian Corp. PLC, Class A (A)	31,648	9,299,132
Crowdstrike Holdings, Inc., Class A (A)	41,090	9,330,717
HubSpot, Inc. (A)	6,313	2,998,296
Microsoft Corp.	105,064	32,392,282
salesforce.com, Inc. (A)	75,482	16,026,338
The Trade Desk, Inc., Class A (A)	74,236	5,140,843
Workday, Inc., Class A (A)	15,851	3,795,680
		92,841,426
Technology hardware, storage and peripherals – 6.6%
Apple, Inc.	227,158	39,664,058
		230,837,105
Real estate – 0.4%
Equity real estate investment trusts – 0.4%
American Tower Corp.	10,576	2,656,903
TOTAL COMMON STOCKS (Cost $464,882,759)		$590,966,619
SHORT-TERM INVESTMENTS – 0.7%
Short-term funds – 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (C)	3,912,092	3,912,092
TOTAL SHORT-TERM INVESTMENTS (Cost $3,912,092)		$3,912,092
Total Investments (Capital Appreciation Trust) (Cost $468,794,851) – 99.6%		$594,878,711
Other assets and liabilities, net – 0.4%		2,441,855
TOTAL NET ASSETS – 100.0%		$597,320,566
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 3-31-22.

30

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 66.2%
Communication services – 4.3%
Entertainment – 0.2%
Liberty Media Corp.-Liberty Formula One, Series C (A)	16,332	$1,140,627
Interactive media and services – 4.1%
Alphabet, Inc., Class A (A)(B)	2,467	6,861,590
Alphabet, Inc., Class C (A)(B)	3,404	9,507,338
Meta Platforms, Inc., Class A (A)	14,891	3,311,163
		19,680,091
		20,820,718
Consumer discretionary – 9.8%
Hotels, restaurants and leisure – 3.6%
McDonald's Corp. (B)	5,516	1,363,996
Starbucks Corp. (B)	15,000	1,364,550
Yum! Brands, Inc. (B)	122,303	14,496,575
		17,225,121
Internet and direct marketing retail – 6.0%
Amazon.com, Inc. (A)(B)	8,768	28,583,242
Multiline retail – 0.2%
Dollar General Corp.	3,600	801,468
Specialty retail – 0.0%
Ross Stores, Inc. (B)	1,800	162,828
		46,772,659
Consumer staples – 1.6%
Beverages – 1.4%
Keurig Dr. Pepper, Inc.	180,675	6,847,583
Food and staples retailing – 0.2%
Walmart, Inc. (B)	5,956	886,968
		7,734,551
Financials – 5.7%
Banks – 2.1%
The PNC Financial Services Group, Inc.	54,569	10,065,252
Capital markets – 1.6%
CME Group, Inc.	3,000	713,580
Intercontinental Exchange, Inc.	51,466	6,799,688
		7,513,268
Insurance – 2.0%
Marsh & McLennan Companies, Inc.	55,693	9,491,201
		27,069,721
Health care – 16.7%
Health care equipment and supplies – 4.6%
Abbott Laboratories (B)	5,700	674,652
Alcon, Inc.	55,167	4,370,657
Baxter International, Inc.	5,700	441,978
Becton, Dickinson and Company (B)	40,602	10,800,132
Hologic, Inc. (A)	36,580	2,810,076
Medtronic PLC (B)	13,100	1,453,445
Teleflex, Inc.	2,206	782,755
The Cooper Companies, Inc.	1,303	544,120
		21,877,815
Health care providers and services – 3.2%
Humana, Inc.	14,866	6,469,237
UnitedHealth Group, Inc.	17,504	8,926,515
		15,395,752
Life sciences tools and services – 8.7%
Avantor, Inc. (A)	48,481	1,639,627
Danaher Corp.	42,412	12,440,712
PerkinElmer, Inc.	64,359	11,228,071
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Thermo Fisher Scientific, Inc.	27,176	$16,051,504
		41,359,914
Pharmaceuticals – 0.2%
Catalent, Inc. (A)	9,435	1,046,342
		79,679,823
Industrials – 9.4%
Commercial services and supplies – 1.8%
Aurora Innovation, Inc. (A)(C)	150,228	839,775
Republic Services, Inc.	2,100	278,250
Waste Connections, Inc.	52,731	7,366,521
		8,484,546
Industrial conglomerates – 4.8%
General Electric Company (B)	198,580	18,170,070
Roper Technologies, Inc.	10,464	4,941,415
		23,111,485
Machinery – 2.4%
Fortive Corp.	90,779	5,531,164
Ingersoll Rand, Inc.	115,712	5,826,099
Otis Worldwide Corp.	2,473	190,297
		11,547,560
Professional services – 0.4%
TransUnion	16,525	1,707,694
		44,851,285
Information technology – 15.2%
Electronic equipment, instruments and components – 2.5%
TE Connectivity, Ltd.	71,603	9,378,561
Teledyne Technologies, Inc. (A)	5,850	2,764,886
		12,143,447
IT services – 1.2%
Mastercard, Inc., Class A	2,200	786,236
Visa, Inc., Class A	22,600	5,012,002
		5,798,238
Semiconductors and semiconductor equipment – 0.8%
NVIDIA Corp.	14,300	3,901,898
NXP Semiconductors NV	452	83,656
		3,985,554
Software – 8.3%
Microsoft Corp.	106,896	32,957,106
salesforce.com, Inc. (A)	30,320	6,437,542
		39,394,648
Technology hardware, storage and peripherals – 2.4%
Apple, Inc.	64,700	11,297,267
		72,619,154
Materials – 0.5%
Chemicals – 0.5%
Linde PLC	7,198	2,299,257
Utilities – 3.0%
Electric utilities – 0.4%
American Electric Power Company, Inc.	3,600	359,172
Constellation Energy Corp.	8,400	472,500
Exelon Corp.	25,200	1,200,276
		2,031,948
Multi-utilities – 2.6%
Ameren Corp. (B)	58,891	5,521,620
CMS Energy Corp.	41,655	2,913,351

31

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Public Service Enterprise Group, Inc. (B)	59,604	$4,172,280
		12,607,251
		14,639,199
TOTAL COMMON STOCKS (Cost $268,964,454)		$316,486,367
PREFERRED SECURITIES – 0.6%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	1,000	25,310
Utilities – 0.6%
Electric utilities – 0.1%
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	21,826	507,236
Multi-utilities – 0.5%
CMS Energy Corp., 5.875%	32,496	838,722
CMS Energy Corp., 5.875% (C)	36,571	939,875
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	9,084	243,905
		2,022,502
		2,529,738
TOTAL PREFERRED SECURITIES (Cost $2,524,425)		$2,555,048
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 6.4%
U.S. Government – 6.4%
U.S. Treasury Notes
1.500%, 01/31/2027	$14,389,100	13,750,584
1.875%, 02/28/2027	17,106,800	16,648,391
		30,398,975
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $30,842,480)		$30,398,975
CORPORATE BONDS - 6.6%
Communication services - 1.7%
Altice France Holding SA 10.500%, 05/15/2027 (D)	450,000	470,927
CCO Holdings LLC
4.000%, 03/01/2023 (D)	416,000	415,823
5.000%, 02/01/2028 (D)	2,595,000	2,567,753
5.125%, 05/01/2027 (D)	2,681,000	2,684,945
5.500%, 05/01/2026 (D)	125,000	126,755
Live Nation Entertainment, Inc. 4.875%, 11/01/2024 (D)	35,000	35,140
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/2026 (D)	411,000	391,658
Sirius XM Radio, Inc. 5.000%, 08/01/2027 (D)	655,000	653,363
T-Mobile USA, Inc.
2.625%, 02/15/2029	15,000	13,691
2.875%, 02/15/2031	60,000	54,056
3.375%, 04/15/2029 (D)	165,000	156,936
3.500%, 04/15/2031	700,000	658,686
4.750%, 02/01/2028	25,000	25,410
		8,255,143
Consumer discretionary - 2.1%
Cedar Fair LP
5.250%, 07/15/2029	384,000	378,248
5.375%, 04/15/2027	676,000	669,240
5.500%, 05/01/2025 (D)	410,000	421,035
6.500%, 10/01/2028	345,000	351,038
Clarios Global LP
6.250%, 05/15/2026 (D)	222,000	228,383
6.750%, 05/15/2025 (D)	147,000	152,223
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Clarios Global LP (continued)
8.500%, 05/15/2027 (D)	$650,000	$674,375
Hilton Domestic Operating Company, Inc. 5.375%, 05/01/2025 (D)	30,000	30,657
IRB Holding Corp. 6.750%, 02/15/2026 (D)	25,000	25,438
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	1,657,000	1,681,855
Life Time, Inc. 5.750%, 01/15/2026 (D)	365,000	364,631
Marriott International, Inc. 3.125%, 06/15/2026	570,000	563,235
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	1,405,000	1,405,000
5.500%, 04/15/2027 (D)	711,000	710,111
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	494,000	515,613
Yum! Brands, Inc.
3.875%, 11/01/2023	440,000	443,300
4.750%, 01/15/2030 (D)	2,000	1,961
5.350%, 11/01/2043	579,000	563,078
5.375%, 04/01/2032 (E)	264,000	264,597
6.875%, 11/15/2037	367,000	409,572
7.750%, 04/01/2025 (D)	165,000	171,394
		10,024,984
Financials - 1.0%
Acrisure LLC 7.000%, 11/15/2025 (D)	775,000	774,768
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (D)	75,000	72,140
5.875%, 11/01/2029 (C)(D)	75,000	72,094
6.750%, 10/15/2027 (D)	125,000	123,493
AmWINS Group, Inc. 4.875%, 06/30/2029 (D)	135,000	129,603
HUB International, Ltd.
5.625%, 12/01/2029 (D)	165,000	157,575
7.000%, 05/01/2026 (D)	1,780,000	1,800,568
MSCI, Inc.
3.250%, 08/15/2033 (D)	15,000	13,482
3.625%, 09/01/2030 to 11/01/2031 (D)	725,000	679,721
3.875%, 02/15/2031 (D)	10,000	9,482
4.000%, 11/15/2029 (D)	95,000	92,263
State Street Corp. (3 month LIBOR + 3.597%) 06/15/2022 (F)(G)	145,000	144,958
USI, Inc. 6.875%, 05/01/2025 (D)	799,000	801,645
		4,871,792
Health care - 0.3%
Avantor Funding, Inc. 4.625%, 07/15/2028 (D)	225,000	222,525
Hadrian Merger Sub, Inc. 8.500%, 05/01/2026 (D)	372,000	373,860
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (D)	410,000	430,500
Teleflex, Inc. 4.625%, 11/15/2027	285,000	288,919
Tenet Healthcare Corp. 4.625%, 09/01/2024 (D)	150,000	151,027
		1,466,831

32

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials - 1.2%
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (D)	$90,000	$86,876
Delta Air Lines, Inc.
4.500%, 10/20/2025 (D)	700,000	704,067
4.750%, 10/20/2028 (D)	390,000	392,986
General Electric Company (3 month LIBOR + 3.330%) 06/15/2022 (F)(G)	1,840,000	1,764,100
Howmet Aerospace, Inc. 3.000%, 01/15/2029	671,000	612,707
Korn Ferry 4.625%, 12/15/2027 (D)	90,000	87,783
Lennox International, Inc. 3.000%, 11/15/2023	515,000	515,574
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	280,000	291,900
Sensata Technologies BV
4.875%, 10/15/2023 (D)	110,000	113,300
5.000%, 10/01/2025 (D)	325,000	329,469
5.625%, 11/01/2024 (D)	90,000	93,038
United Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	145,410	145,910
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	82,143	81,306
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	11,845	11,402
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025 (C)	127,403	120,862
Welbilt, Inc. 9.500%, 02/15/2024	362,000	368,735
		5,720,015
Information technology - 0.1%
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (D)	240,000	228,905
4.875%, 07/01/2029 (D)	80,000	75,265
		304,170
Real estate - 0.0%
SBA Communications Corp. 3.875%, 02/15/2027	195,000	190,208
Utilities - 0.2%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (F)	975,000	955,500
TOTAL CORPORATE BONDS (Cost $31,631,499)		$31,788,643
CONVERTIBLE BONDS - 0.2%
Communication services - 0.1%
Snap, Inc. 3.154%, 05/01/2027 (D)(H)	365,000	310,980
Spotify USA, Inc. 4.067%, 03/15/2026 (H)	410,000	349,374
		660,354
Information technology - 0.1%
Shopify, Inc. 0.125%, 11/01/2025	243,000	229,514
TOTAL CONVERTIBLE BONDS (Cost $903,835)		$889,868
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (I) – 10.4%
Communication services – 0.2%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	$895,000	$889,970
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%) 3.750%, 11/12/2027	188,079	185,446
		1,075,416
Consumer discretionary – 0.5%
Cedar Fair LP, 2017 Term Loan B (1 month LIBOR + 1.750%) 2.207%, 04/13/2024	50,000	49,328
Four Seasons Hotels, Ltd., New 1st Lien Term Loan (1 month LIBOR + 2.000%) 2.457%, 11/30/2023	515,504	513,328
IRB Holding Corp., 2020 Term Loan B (3 and 6 month LIBOR + 2.750%) 3.756%, 02/05/2025	322,225	319,405
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.000%) 3.750%, 12/15/2027	528,684	525,157
Life Time, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%) 5.750%, 12/16/2024	151,739	150,790
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B (1 month LIBOR + 3.000%) 3.500%, 08/25/2028	505,477	498,779
Woof Holdings, Inc., 1st Lien Term Loan (3 month LIBOR + 3.750%) 4.678%, 12/21/2027	198,000	196,268
		2,253,055
Consumer staples – 0.3%
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 4.756%, 10/01/2026	1,283,476	1,273,850
Financials – 4.0%
Acrisure LLC, 2021 Incremental Term Loan B (1 month LIBOR + 3.750%) 4.250%, 02/15/2027	248,750	246,730
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%) 3.707%, 05/09/2025	900,600	889,667
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (1 month LIBOR + 3.500%) 4.000%, 11/06/2027	1,378,075	1,367,547
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%) 3.707%, 05/09/2025	404,919	400,194
Howden Group Holdings, Ltd., 2021 Term Loan B (1 month LIBOR + 3.250%) 4.000%, 11/12/2027	1,443,474	1,425,734
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 3.267%, 04/25/2025	7,111,953	7,023,765
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%) 4.001%, 04/25/2025	4,564,092	4,530,911

33

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (I)(continued)
Financials (continued)
Ryan Specialty Group LLC, Term Loan (1 month LIBOR + 3.000%) 3.750%, 09/01/2027	$266,098	$263,882
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 4.006%, 05/16/2024	1,956,255	1,941,544
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 4.256%, 12/02/2026	819,705	812,188
		18,902,162
Health care – 1.8%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month LIBOR + 3.500%) 4.000%, 12/23/2027	1,059,675	1,045,550
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.375%) 3.875%, 12/23/2027	584,100	573,242
Avantor Funding, Inc., 2021 Term Loan B4 (1 month LIBOR + 2.000%) 2.500%, 11/21/2024	39,164	38,756
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 4.756%, 02/18/2027	74,622	73,550
Eyecare Partners LLC, 2021 Delayed Draw Term Loan (3 month LIBOR + 2.750% and 3.750%) 5.152%, 11/15/2028	5,000	4,939
Eyecare Partners LLC, 2021 Incremental Term Loan (3 month LIBOR + 3.750%) 4.756%, 11/15/2028	20,000	19,756
Heartland Dental LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.500%) 3.957%, 04/30/2025	1,608,646	1,587,669
Heartland Dental LLC, 2021 Incremental Term Loan (1 month LIBOR + 4.000%) 4.447%, 04/30/2025	148,875	147,227
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.250%) 3.707%, 04/21/2027	1,144,765	1,129,024
Mozart Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 3.750%, 10/23/2028	2,790,000	2,760,705
Pacific Dental Services, Inc., 2021 Term Loan (1 month LIBOR + 3.250%) 4.000%, 05/05/2028	143,913	142,053
Pathway Vet Alliance LLC, 2021 Term Loan (1 month LIBOR + 3.750%) 4.207%, 03/31/2027	124,370	122,894
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 3.207%, 02/14/2025	83,478	82,331
PetVet Care Centers LLC, 2018 2nd Lien Term Loan (1 month LIBOR + 6.250%) 6.707%, 02/13/2026	25,000	24,797
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%) 3.459%, 02/14/2025	197,571	195,595
Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (I)(continued)
Health care (continued)
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%) 4.250%, 02/14/2025		$762,314	$757,550
			8,705,638
Industrials – 1.3%
Camelot US Acquisition LLC, 2020 Incremental Term Loan B (1 month LIBOR + 3.000%) 4.000%, 10/30/2026		943,063	933,047
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%) 4.000%, 06/02/2028		1,054,700	1,040,862
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.457%, 03/29/2025		276,068	271,725
Filtration Group Corp., 2018 EUR Term Loan (3 month EURIBOR + 3.500%) 3.500%, 03/29/2025	EUR	514,023	558,402
Filtration Group Corp., 2021 Incremental Term Loan (1 month LIBOR + 3.500%) 4.000%, 10/21/2028		$203,975	201,425
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027		1,765,000	1,828,981
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month LIBOR + 3.750%) 4.750%, 10/20/2027		865,000	891,893
TK Elevator U.S. Newco, Inc., Term Loan B (6 month LIBOR + 3.500%) 4.000%, 07/30/2027		266,642	263,810
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%) 2.957%, 10/23/2025		200,000	198,000
			6,188,145
Information technology – 2.3%
Applied Systems, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.000%) 4.006%, 09/19/2024		932,581	925,354
Applied Systems, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 5.500%) 6.506%, 09/19/2025		164,028	162,875
Ascend Learning LLC, 2021 2nd Lien Term Loan (1 month LIBOR + 5.750%) 6.250%, 12/10/2029		260,000	258,050
Ascend Learning LLC, 2021 Term Loan (1 month LIBOR + 3.500%) 4.000%, 12/11/2028		1,820,438	1,798,137
Azalea TopCo, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 4.499%, 07/24/2026		24,813	24,564
Azalea TopCo, Inc., Term Loan (3 month LIBOR + 3.500%) 3.799%, 07/24/2026		970,857	956,751
Celestial Saturn Parent, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 6.957%, 06/04/2029		80,000	78,700
Entegris, Inc., 2022 Term Loan B TBD 03/02/2029 (J)		823,888	821,144

34

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (I)(continued)
Information technology (continued)
Project Boost Purchaser LLC, 2021 Incremental Term Loan (1 month LIBOR + 3.500%) 4.000%, 05/30/2026	$173,688	$171,516
RealPage, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%) 3.750%, 04/24/2028	1,417,875	1,400,010
RealPage, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 7.250%, 04/23/2029	75,000	75,094
Sophia LP, 2021 Term Loan B (3 month LIBOR + 3.250%) 4.256%, 10/07/2027	298,500	295,205
UKG, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 5.250%) 5.750%, 05/03/2027	290,000	287,326
UKG, Inc., 2021 Term Loan (3 month LIBOR + 3.250%) 3.750%, 05/04/2026	3,840,163	3,805,256
UKG, Inc., Term Loan B (3 month LIBOR + 3.750%) 4.756%, 05/04/2026	160,875	160,101
		11,220,083
Materials – 0.0%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 2.449%, 10/20/2024	121,655	121,066
TOTAL TERM LOANS (Cost $50,024,434)		$49,739,415
ASSET BACKED SECURITIES - 0.2%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	499,200	495,040
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116%, 07/25/2048 (D)	474,075	476,308
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (D)	210,700	201,993
TOTAL ASSET BACKED SECURITIES (Cost $1,179,406)		$1,173,341
SHORT-TERM INVESTMENTS – 9.8%
Short-term funds – 9.3%
John Hancock Collateral Trust, 0.3592% (K)(L)	135,628	1,356,115
T. Rowe Price Government Reserve Fund, 0.2855% (K)	43,240,684	43,240,684
		44,596,799
Repurchase agreement – 0.5%
Repurchase Agreement with State Street Corp. dated 3-31-22 at 0.000% to be repurchased at $2,284,000 on 4-1-22, collateralized by $2,332,800 U.S. Treasury Notes, 2.250% due 3-31-24 (valued at $2,329,702)	$2,284,000	2,284,000
TOTAL SHORT-TERM INVESTMENTS (Cost $46,880,698)		$46,880,799
Total Investments (Capital Appreciation Value Trust) (Cost $432,951,231) – 100.4%		$479,912,456
Other assets and liabilities, net – (0.4%)		(2,038,113)
TOTAL NET ASSETS – 100.0%		$477,874,343
Capital Appreciation Value Trust (continued)
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $1,438,589.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	The rate shown is the annualized seven-day yield as of 3-31-22.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

35

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Abbott Laboratories	USD	135.00	Jan 2023	6	600	$5,700	$(2,577)
GSI	Abbott Laboratories	USD	135.00	Jan 2023	13	1,300	10,734	(5,584)
GSI	Abbott Laboratories	USD	145.00	Jan 2023	6	600	3,972	(1,386)
GSI	Abbott Laboratories	USD	145.00	Jan 2023	13	1,300	6,821	(3,003)
GSI	Abbott Laboratories	USD	150.00	Jan 2023	6	600	3,213	(1,010)
GSI	Abbott Laboratories	USD	150.00	Jan 2023	13	1,300	5,189	(2,188)
GSI	Alphabet, Inc., Class A	USD	1,960.00	Sep 2022	1	100	18,442	(85,739)
GSI	Alphabet, Inc., Class A	USD	1,960.00	Sep 2022	1	100	24,090	(85,739)
GSI	Alphabet, Inc., Class A	USD	1,980.00	Sep 2022	1	100	17,800	(83,884)
GSI	Alphabet, Inc., Class A	USD	2,000.00	Sep 2022	1	100	17,130	(82,037)
GSI	Alphabet, Inc., Class A	USD	2,100.00	Sep 2022	1	100	14,073	(72,928)
SFG	Alphabet, Inc., Class A	USD	2,450.00	Sep 2022	1	100	26,747	(43,694)
GSI	Alphabet, Inc., Class A	USD	3,200.00	Jan 2023	1	100	18,097	(14,062)
GSI	Alphabet, Inc., Class A	USD	3,300.00	Jan 2023	1	100	15,497	(11,432)
GSI	Alphabet, Inc., Class A	USD	3,400.00	Jan 2023	1	100	13,047	(9,223)
GSI	Alphabet, Inc., Class A	USD	3,500.00	Jan 2023	1	100	11,097	(7,392)
GSI	Alphabet, Inc., Class C	USD	1,980.00	Jun 2022	1	100	21,210	(82,371)
GSI	Alphabet, Inc., Class C	USD	2,000.00	Jun 2022	1	100	20,353	(80,428)
GSI	Alphabet, Inc., Class C	USD	2,100.00	Jun 2022	1	100	16,634	(70,783)
SFG	Alphabet, Inc., Class C	USD	2,550.00	Jun 2022	1	100	22,096	(30,792)
GSI	Amazon.com, Inc.	USD	3,600.00	Jan 2023	1	100	23,414	(23,646)
GSI	Amazon.com, Inc.	USD	3,700.00	Jan 2023	1	100	20,260	(20,288)
GSI	Amazon.com, Inc.	USD	3,800.00	Jan 2023	1	100	17,387	(17,323)
WFB	Amazon.com, Inc.	USD	3,800.00	Jan 2023	2	200	42,510	(34,646)
WFB	Amazon.com, Inc.	USD	3,900.00	Jan 2023	2	200	36,018	(29,448)
GSI	Amazon.com, Inc.	USD	4,000.00	Jan 2023	1	100	34,022	(12,462)
WFB	Amazon.com, Inc.	USD	4,000.00	Jan 2023	2	200	31,126	(24,922)
WFB	Amazon.com, Inc.	USD	4,100.00	Jan 2023	2	200	26,382	(21,032)
GSI	Amazon.com, Inc.	USD	4,200.00	Jan 2023	1	100	27,523	(8,872)
WFB	Amazon.com, Inc.	USD	4,200.00	Jan 2023	2	200	22,290	(17,744)
GSI	Amazon.com, Inc.	USD	4,400.00	Jan 2023	1	100	22,230	(6,339)
CSFB	Ameren Corp.	USD	90.00	Jun 2022	27	2,700	7,900	(14,833)
CSFB	Ameren Corp.	USD	95.00	Jun 2022	27	2,700	2,959	(6,005)
CSFB	Ameren Corp.	USD	100.00	Jun 2022	27	2,700	1,026	(1,328)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2023	12	1,200	7,443	(15,296)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2023	12	1,200	4,794	(11,218)
JPM	American Electric Power Company, Inc.	USD	100.00	Jan 2023	12	1,200	2,925	(7,756)
CITI	Baxter International, Inc.	USD	87.50	Jan 2023	19	1,900	12,103	(5,181)
CITI	Baxter International, Inc.	USD	92.50	Jan 2023	19	1,900	6,783	(3,110)
CITI	Baxter International, Inc.	USD	97.50	Jan 2023	19	1,900	2,888	(1,835)
GSI	Becton, Dickinson and Company	USD	260.00	Jan 2023	9	900	22,129	(23,224)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2023	9	900	14,414	(14,598)
GSI	Becton, Dickinson and Company	USD	290.00	Jan 2023	9	900	11,857	(11,259)
JPM	CME Group, Inc.	USD	230.00	Jan 2023	4	400	7,388	(10,242)
JPM	CME Group, Inc.	USD	240.00	Jan 2023	4	400	5,708	(8,097)
JPM	CME Group, Inc.	USD	250.00	Jan 2023	4	400	4,428	(6,268)
CITI	Dollar General Corp.	USD	220.00	Jan 2023	12	1,200	22,848	(27,193)
CITI	Dollar General Corp.	USD	230.00	Jan 2023	12	1,200	18,019	(21,234)
CITI	Dollar General Corp.	USD	240.00	Jan 2023	12	1,200	14,054	(16,254)
JPM	Exelon Corp.	USD	55.00	Jan 2023	43	4,300	22,066	(4,307)
JPM	Exelon Corp.	USD	55.00	Jan 2023	1	100	538	(100)
JPM	Exelon Corp.	USD	55.00	Jan 2023	21	2,100	11,528	(2,104)
JPM	Exelon Corp.	USD	55.00	Jan 2023	19	1,900	11,392	(1,903)
JPM	Exelon Corp.	USD	60.00	Jan 2023	43	4,300	12,530	(1,775)
JPM	Exelon Corp.	USD	60.00	Jan 2023	1	100	313	(41)
JPM	Exelon Corp.	USD	60.00	Jan 2023	21	2,100	6,738	(867)
JPM	Exelon Corp.	USD	60.00	Jan 2023	19	1,900	6,630	(784)
JPM	Exelon Corp.	USD	65.00	Jan 2023	43	4,300	6,874	(755)
JPM	Exelon Corp.	USD	65.00	Jan 2023	1	100	167	(18)
JPM	Exelon Corp.	USD	65.00	Jan 2023	21	2,100	3,633	(369)
JPM	Exelon Corp.	USD	65.00	Jan 2023	19	1,900	3,483	(334)
WFB	General Electric Company	USD	110.00	Jan 2023	3	300	2,615	(1,252)
36

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
WFB	General Electric Company	USD	110.00	Jan 2023	46	4,600	$37,769	$(19,195)
WFB	General Electric Company	USD	110.00	Jan 2023	39	3,900	32,468	(16,274)
WFB	General Electric Company	USD	115.00	Jan 2023	3	300	2,163	(932)
WFB	General Electric Company	USD	115.00	Jan 2023	46	4,600	30,855	(14,295)
WFB	General Electric Company	USD	115.00	Jan 2023	39	3,900	26,547	(12,120)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2023	3	300	3,096	(3,791)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2023	5	500	5,185	(6,319)
JPM	Intercontinental Exchange, Inc.	USD	135.00	Jan 2023	3	300	2,466	(2,989)
JPM	Intercontinental Exchange, Inc.	USD	135.00	Jan 2023	5	500	4,160	(4,982)
JPM	Intercontinental Exchange, Inc.	USD	140.00	Jan 2023	3	300	1,911	(2,299)
JPM	Intercontinental Exchange, Inc.	USD	140.00	Jan 2023	5	500	3,235	(3,832)
GSI	McDonald's Corp.	USD	260.00	Jan 2023	6	600	8,262	(7,360)
GSI	McDonald's Corp.	USD	260.00	Jan 2023	8	800	10,364	(9,813)
GSI	McDonald's Corp.	USD	260.00	Jan 2023	3	300	5,398	(3,680)
GSI	McDonald's Corp.	USD	260.00	Jan 2023	6	600	10,583	(7,360)
GSI	McDonald's Corp.	USD	270.00	Jan 2023	6	600	6,102	(5,150)
GSI	McDonald's Corp.	USD	270.00	Jan 2023	8	800	7,912	(6,867)
GSI	McDonald's Corp.	USD	270.00	Jan 2023	3	300	4,153	(2,575)
GSI	McDonald's Corp.	USD	270.00	Jan 2023	6	600	8,125	(5,150)
GSI	McDonald's Corp.	USD	280.00	Jan 2023	3	300	3,162	(1,732)
GSI	McDonald's Corp.	USD	280.00	Jan 2023	6	600	6,127	(3,465)
CSFB	Medtronic PLC	USD	105.00	Jan 2023	9	900	10,548	(11,330)
CSFB	Medtronic PLC	USD	105.00	Jan 2023	12	1,200	14,484	(15,106)
CSFB	Medtronic PLC	USD	105.00	Jan 2023	10	1,000	11,190	(12,589)
JPM	Medtronic PLC	USD	105.00	Jan 2023	13	1,300	12,751	(16,365)
CSFB	Medtronic PLC	USD	110.00	Jan 2023	9	900	8,388	(8,692)
CSFB	Medtronic PLC	USD	110.00	Jan 2023	12	1,200	11,544	(11,590)
CSFB	Medtronic PLC	USD	110.00	Jan 2023	10	1,000	8,840	(9,658)
JPM	Medtronic PLC	USD	110.00	Jan 2023	13	1,300	9,849	(12,555)
CSFB	Medtronic PLC	USD	115.00	Jan 2023	9	900	6,588	(6,460)
CSFB	Medtronic PLC	USD	115.00	Jan 2023	12	1,200	9,084	(8,613)
CSFB	Medtronic PLC	USD	115.00	Jan 2023	10	1,000	6,890	(7,177)
JPM	Medtronic PLC	USD	115.00	Jan 2023	12	1,200	6,773	(8,613)
JPM	Meta Platforms, Inc., Class A	USD	345.00	Sep 2022	6	600	23,363	(767)
JPM	Meta Platforms, Inc., Class A	USD	360.00	Sep 2022	6	600	20,104	(596)
SFG	Microsoft Corp.	USD	300.00	Jan 2023	31	3,100	56,637	(113,679)
SFG	Microsoft Corp.	USD	300.00	Jan 2023	32	3,200	60,224	(117,346)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	11	1,100	19,554	(28,845)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	10	1,000	19,093	(26,223)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	8	800	11,752	(17,455)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	7	700	10,343	(15,273)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	6	600	10,666	(13,091)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	11	1,100	16,639	(24,000)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	10	1,000	16,190	(21,819)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	8	800	9,933	(14,359)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	7	700	8,727	(12,564)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	6	600	9,046	(10,769)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	15	1,500	30,384	(26,924)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	7	700	14,213	(12,564)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	11	1,100	14,179	(19,744)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	10	1,000	13,686	(17,949)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	8	800	8,353	(11,684)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	7	700	7,388	(10,224)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	6	600	7,637	(8,763)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	15	1,500	25,849	(21,908)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	7	700	12,179	(10,224)
JPM	Microsoft Corp.	USD	350.00	Jan 2023	22	2,200	33,594	(32,132)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	11	1,100	11,924	(16,066)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	10	1,000	11,583	(14,605)
JPM	Microsoft Corp.	USD	355.00	Jan 2023	21	2,100	29,127	(27,577)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	15	1,500	21,905	(17,677)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	7	700	10,368	(8,249)
JPM	Microsoft Corp.	USD	360.00	Jan 2023	22	2,200	27,654	(25,926)
CITI	Microsoft Corp.	USD	365.00	Jan 2023	15	1,500	19,959	(15,835)
37

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	Otis Worldwide Corp.	USD	85.00	Jan 2023	5	500	$3,410	$(1,652)
JPM	Otis Worldwide Corp.	USD	85.00	Jan 2023	3	300	851	(991)
JPM	Otis Worldwide Corp.	USD	90.00	Jan 2023	5	500	2,410	(993)
JPM	Otis Worldwide Corp.	USD	90.00	Jan 2023	3	300	689	(596)
JPM	Otis Worldwide Corp.	USD	95.00	Jan 2023	5	500	1,110	(578)
JPM	Otis Worldwide Corp.	USD	95.00	Jan 2023	3	300	417	(347)
BOA	Public Service Enterprise Group, Inc.	USD	65.00	Jul 2022	24	2,400	7,398	(13,857)
BOA	Public Service Enterprise Group, Inc.	USD	70.00	Jul 2022	24	2,400	3,000	(6,132)
BOA	Public Service Enterprise Group, Inc.	USD	75.00	Jul 2022	24	2,400	796	(2,172)
CITI	Republic Services, Inc.	USD	135.00	Jul 2022	7	700	2,616	(3,212)
CITI	Republic Services, Inc.	USD	140.00	Jul 2022	7	700	1,852	(1,900)
CITI	Republic Services, Inc.	USD	145.00	Jul 2022	7	700	958	(1,075)
CSFB	Ross Stores, Inc.	USD	95.00	Jan 2023	6	600	7,223	(5,099)
CSFB	Ross Stores, Inc.	USD	100.00	Jan 2023	6	600	6,115	(3,978)
CSFB	Ross Stores, Inc.	USD	105.00	Jan 2023	6	600	5,067	(3,082)
GSI	Starbucks Corp.	USD	97.50	Jan 2023	25	2,500	25,599	(15,011)
GSI	Starbucks Corp.	USD	97.50	Jan 2023	25	2,500	23,425	(15,011)
GSI	Starbucks Corp.	USD	100.00	Jan 2023	25	2,500	22,796	(12,761)
GSI	Starbucks Corp.	USD	100.00	Jan 2023	25	2,500	21,175	(12,761)
GSI	Starbucks Corp.	USD	105.00	Jan 2023	25	2,500	17,662	(9,066)
GSI	Starbucks Corp.	USD	105.00	Jan 2023	25	2,500	16,675	(9,066)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	12	1,200	15,986	(6,490)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	8	800	10,400	(4,327)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	2	200	2,581	(1,082)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	7	700	9,078	(3,786)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	12	1,200	12,656	(4,385)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	8	800	8,226	(2,924)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	2	200	2,040	(731)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	7	700	7,146	(2,558)
CITI	UnitedHealth Group, Inc.	USD	540.00	Jan 2023	16	1,600	43,280	(59,105)
CITI	UnitedHealth Group, Inc.	USD	560.00	Jan 2023	9	900	23,682	(26,196)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2023	9	900	17,859	(20,250)
WFB	Walmart, Inc.	USD	145.00	Jan 2023	14	1,400	14,378	(18,849)
WFB	Walmart, Inc.	USD	145.00	Jan 2023	5	500	4,345	(6,732)
WFB	Walmart, Inc.	USD	155.00	Jan 2023	14	1,400	9,408	(11,920)
WFB	Walmart, Inc.	USD	155.00	Jan 2023	6	600	3,336	(5,108)
WFB	Walmart, Inc.	USD	160.00	Jan 2023	14	1,400	7,518	(9,207)
WFB	Walmart, Inc.	USD	160.00	Jan 2023	6	600	2,592	(3,946)
WFB	Yum! Brands, Inc.	USD	135.00	Jan 2023	6	600	3,582	(2,675)
WFB	Yum! Brands, Inc.	USD	135.00	Jan 2023	13	1,300	7,218	(5,796)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2023	6	600	1,962	(1,385)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2023	13	1,300	3,781	(3,000)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2023	6	600	1,146	(973)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2023	13	1,300	2,745	(2,108)
							$2,168,691	$(2,519,152)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
SFG	Susquehanna Financial Group, LLLP
WFB	Wells Fargo Bank, N.A.
38

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 58.4%
U.S. Government – 33.9%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$24,260,000	$19,071,309
1.375%, 11/15/2040 to 08/15/2050	22,203,000	17,905,192
1.625%, 11/15/2050	5,045,000	4,134,141
1.750%, 08/15/2041	22,034,000	19,097,281
1.875%, 02/15/2041 to 11/15/2051	5,005,000	4,419,800
2.000%, 11/15/2041 to 08/15/2051	12,319,000	11,128,315
2.250%, 05/15/2041 to 02/15/2052	7,746,000	7,356,876
2.375%, 02/15/2042	4,010,000	3,867,770
2.500%, 02/15/2045	2,430,000	2,366,782
U.S. Treasury Notes
0.125%, 05/31/2022 to 08/31/2023	36,988,000	36,552,022
0.250%, 05/15/2024 to 10/31/2025	41,541,000	38,697,889
0.375%, 10/31/2023 to 01/31/2026	46,477,000	43,295,963
0.500%, 08/31/2027 to 10/31/2027	10,586,000	9,526,800
0.625%, 11/30/2027	2,627,000	2,371,688
0.750%, 11/15/2024 to 03/31/2027	18,543,000	17,315,324
1.000%, 07/31/2028	4,577,000	4,188,134
1.250%, 06/30/2028	1,343,000	1,249,305
1.375%, 10/31/2028 to 12/31/2028	10,731,000	10,031,326
1.500%, 09/30/2024 to 01/31/2027	19,030,000	18,469,437
1.750%, 03/15/2025 to 01/31/2029	1,583,000	1,537,456
1.875%, 02/28/2027 to 02/15/2032	12,189,000	11,732,388
2.125%, 05/15/2025	7,793,000	7,698,023
2.250%, 03/31/2024	1,092,000	1,090,507
2.375%, 03/31/2029	2,131,000	2,124,674
2.500%, 02/28/2026 to 03/31/2027	4,395,000	4,396,805
2.750%, 02/15/2028	7,551,000	7,667,805
		307,293,012
U.S. Government Agency – 24.5%
Federal Home Loan Mortgage Corp.
2.000%, 11/01/2041 to 03/01/2042	3,353,001	3,148,231
2.500%, 01/01/2036 to 02/01/2052	2,751,842	2,718,432
2.500%, 08/01/2051 to 03/01/2052 (A)	5,327,443	5,103,272
2.505%, 12/14/2029 (B)	1,179,000	971,596
2.808%, (12 month LIBOR + 1.641%), 05/01/2049 (C)	391,229	397,022
3.000%, 08/01/2051 to 03/01/2052 (A)	4,390,699	4,340,506
3.000%, 03/01/2052 to 04/01/2052	2,377,000	2,334,032
4.000%, 01/01/2035 to 07/01/2049	3,172,472	3,297,865
4.500%, 06/01/2039 to 07/01/2039	97,433	101,911
5.000%, 03/01/2049	1,435,841	1,537,644
Federal National Mortgage Association
1.500%, 10/01/2041 to 11/01/2041	8,244,633	7,463,041
2.000%, TBA (A)	2,000,000	1,856,281
2.000%, 02/01/2042 to 03/01/2052	4,598,776	4,307,230
2.000%, 10/01/2051 (A)	7,450,405	6,927,886
2.031%, (12 month LIBOR + 1.578%), 06/01/2045 (C)	359,003	367,823
2.361%, (12 month LIBOR + 1.584%), 01/01/2046 (C)	1,074,492	1,103,708
2.443%, 11/15/2030 (B)	3,465,000	2,805,044
2.500%, 12/01/2035 to 03/01/2052	16,088,413	15,846,108
2.500%, 08/01/2050 to 03/01/2052 (A)	10,617,932	10,173,412
3.000%, TBA (A)	23,700,000	23,174,446
3.000%, 01/01/2043 to 07/01/2060	29,602,079	29,234,515
3.000%, 09/01/2051 to 01/01/2052 (A)	3,414,996	3,346,166
3.500%, TBA (A)	13,400,000	13,344,345
3.500%, 04/01/2050 to 03/01/2052	13,021,495	13,289,188
4.000%, 09/01/2033 to 08/01/2059	9,004,652	9,398,099
4.500%, 05/01/2034 to 08/01/2049	9,585,701	10,226,236
5.000%, 07/01/2044 to 11/01/2049	6,613,812	7,157,521
5.500%, 12/01/2048 to 06/01/2049	2,190,733	2,391,308
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
2.500%, TBA (A)	$6,500,000	$6,303,922
3.000%, TBA (A)	3,300,000	3,261,855
3.000%, 02/20/2052	6,476,744	6,412,613
3.500%, TBA (A)	6,400,000	6,424,905
3.500%, 01/20/2048	556,571	566,262
4.000%, 06/20/2047 to 07/20/2049	5,588,168	5,765,341
4.500%, 08/15/2047 to 05/20/2049	1,745,444	1,825,225
5.000%, 12/20/2039 to 03/20/2049	5,045,701	5,297,542
		222,220,533
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $553,655,009)		$529,513,545
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Chile – 0.1%
Republic of Chile
3.500%, 01/31/2034	238,000	234,785
4.340%, 03/07/2042	938,000	962,923
		1,197,708
Colombia – 0.1%
Republic of Colombia 5.200%, 05/15/2049	595,000	507,101
Indonesia – 0.1%
Republic of Indonesia
3.550%, 03/31/2032	470,000	482,622
4.300%, 03/31/2052	388,000	405,856
		888,478
Italy – 0.0%
Republic of Italy 3.875%, 05/06/2051	200,000	184,964
Mexico – 0.4%
Government of Mexico
3.500%, 02/12/2034	653,000	606,957
3.750%, 04/19/2071	688,000	545,639
4.280%, 08/14/2041	1,346,000	1,254,701
4.500%, 04/22/2029	941,000	992,322
4.600%, 02/10/2048	200,000	190,214
		3,589,833
Paraguay – 0.1%
Republic of Paraguay
3.849%, 06/28/2033 (D)	245,000	236,425
4.950%, 04/28/2031 (D)	233,000	243,487
5.400%, 03/30/2050 (D)	545,000	551,813
		1,031,725
Peru – 0.1%
Republic of Peru
2.392%, 01/23/2026	331,000	321,133
3.600%, 01/15/2072	676,000	580,921
		902,054
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,829,992)		$8,301,863
CORPORATE BONDS – 31.4%
Communication services – 2.7%
AT&T, Inc.
1.700%, 03/25/2026	1,522,000	1,440,856
2.250%, 02/01/2032	248,000	219,906
3.100%, 02/01/2043	458,000	395,386
3.300%, 02/01/2052	422,000	361,735
3.500%, 06/01/2041 to 02/01/2061	1,536,000	1,353,509
3.550%, 09/15/2055	320,000	282,229

39

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
AT&T, Inc. (continued)
3.650%, 06/01/2051 to 09/15/2059	$888,000	$786,812
3.800%, 12/01/2057	586,000	534,631
Charter Communications Operating LLC
2.250%, 01/15/2029	234,000	210,569
3.500%, 06/01/2041 to 03/01/2042	1,163,000	963,268
3.900%, 06/01/2052	843,000	710,911
4.400%, 12/01/2061	264,000	229,805
Comcast Corp.
2.450%, 08/15/2052 (E)	151,000	119,770
2.650%, 08/15/2062	755,000	583,205
Magallanes, Inc.
3.638%, 03/15/2025 (D)	600,000	603,646
3.755%, 03/15/2027 (D)	915,000	913,334
4.054%, 03/15/2029 (D)	300,000	301,488
4.279%, 03/15/2032 (D)	495,000	497,202
5.050%, 03/15/2042 (D)	660,000	673,220
5.141%, 03/15/2052 (D)	630,000	644,550
5.391%, 03/15/2062 (D)	751,000	775,842
Netflix, Inc.
3.625%, 06/15/2025 (D)	34,000	34,184
5.375%, 11/15/2029 (D)	426,000	461,145
5.875%, 11/15/2028	586,000	645,948
The Walt Disney Company 2.750%, 09/01/2049	150,000	127,633
T-Mobile USA, Inc.
2.250%, 02/15/2026	361,000	340,170
2.250%, 02/15/2026 (D)	2,651,000	2,498,037
2.875%, 02/15/2031	208,000	187,393
3.375%, 04/15/2029	1,503,000	1,429,548
3.375%, 04/15/2029 (D)	1,529,000	1,454,278
3.500%, 04/15/2031 (D)	1,047,000	985,206
Verizon Communications, Inc.
1.680%, 10/30/2030	614,000	535,364
2.355%, 03/15/2032 (D)	461,000	416,382
2.550%, 03/21/2031	445,000	413,427
2.650%, 11/20/2040	1,284,000	1,092,245
2.875%, 11/20/2050	247,000	206,374
3.700%, 03/22/2061	448,000	414,972
4.329%, 09/21/2028	212,000	223,633
Vodafone Group PLC
4.250%, 09/17/2050	122,000	121,594
5.000%, 05/30/2038	152,000	165,608
		24,355,015
Consumer discretionary – 2.3%
Advance Auto Parts, Inc. 3.900%, 04/15/2030	450,000	448,451
Amazon.com, Inc.
1.000%, 05/12/2026	2,086,000	1,957,539
1.650%, 05/12/2028 (E)	940,000	874,187
2.100%, 05/12/2031	1,153,000	1,071,096
2.500%, 06/03/2050	599,000	500,082
2.700%, 06/03/2060	297,000	245,281
3.100%, 05/12/2051	132,000	123,881
AutoNation, Inc. 4.750%, 06/01/2030	1,359,000	1,416,453
BMW US Capital LLC 3.700%, 04/01/2032 (D)	600,000	606,288
Dick's Sporting Goods, Inc. 4.100%, 01/15/2052	973,000	830,403
Ford Motor Company 4.750%, 01/15/2043	250,000	227,065
Ford Motor Credit Company LLC
2.700%, 08/10/2026	1,168,000	1,086,252
2.900%, 02/10/2029	551,000	490,787
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC (continued)
3.625%, 06/17/2031	$667,000	$602,484
General Motors Financial Company, Inc. 3.100%, 01/12/2032	639,000	574,343
Hyundai Capital America
0.800%, 01/08/2024 (D)	578,000	551,731
1.300%, 01/08/2026 (D)	627,000	574,352
2.000%, 06/15/2028 (D)	304,000	269,519
Hyundai Capital Services, Inc. 2.125%, 04/24/2025 (D)	482,000	462,033
Lowe's Companies, Inc.
3.350%, 04/01/2027	359,000	361,099
4.250%, 04/01/2052	480,000	496,480
4.450%, 04/01/2062	210,000	218,523
Marriott International, Inc.
2.850%, 04/15/2031	399,000	364,164
3.500%, 10/15/2032	461,000	438,812
4.625%, 06/15/2030	1,088,000	1,126,832
5.750%, 05/01/2025	187,000	198,544
McDonald's Corp. 3.625%, 09/01/2049	210,000	201,069
Starbucks Corp. 1.300%, 05/07/2022	389,000	389,070
Tapestry, Inc. 3.050%, 03/15/2032	1,091,000	991,475
Target Corp. 2.950%, 01/15/2052	686,000	630,399
The Home Depot, Inc.
2.375%, 03/15/2051	489,000	392,088
2.875%, 04/15/2027	599,000	596,749
3.125%, 12/15/2049	593,000	542,137
3.250%, 04/15/2032	749,000	749,296
3.300%, 04/15/2040	126,000	121,355
3.625%, 04/15/2052	539,000	534,857
		21,265,176
Consumer staples – 0.7%
Altria Group, Inc. 2.350%, 05/06/2025	133,000	129,177
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	865,000	927,726
4.900%, 02/01/2046	1,137,000	1,264,509
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	280,000	266,546
4.375%, 04/15/2038	909,000	955,152
Archer-Daniels-Midland Company 2.900%, 03/01/2032	603,000	590,116
Bacardi, Ltd. 5.300%, 05/15/2048 (D)	368,000	411,224
BAT Capital Corp. 4.390%, 08/15/2037	162,000	150,647
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	532,000	503,915
2.750%, 05/14/2031	150,000	137,991
3.750%, 09/25/2027	414,000	416,171
Molson Coors Beverage Company 4.200%, 07/15/2046	1,062,000	1,030,352
Walmart, Inc. 2.500%, 09/22/2041	151,000	134,121
		6,917,647
Energy – 1.6%
Aker BP ASA 4.000%, 01/15/2031 (D)	454,000	452,289
BP Capital Markets America, Inc. 2.939%, 06/04/2051	301,000	256,916

40

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Diamondback Energy, Inc.
3.125%, 03/24/2031	$457,000	$436,459
4.400%, 03/24/2051	668,000	677,651
Energy Transfer LP
4.400%, 03/15/2027	508,000	516,480
4.950%, 05/15/2028	1,104,000	1,143,356
5.150%, 03/15/2045	309,000	311,836
5.300%, 04/15/2047	806,000	828,276
6.100%, 02/15/2042	159,000	173,169
6.125%, 12/15/2045	273,000	301,051
Exxon Mobil Corp. 3.452%, 04/15/2051	602,000	583,575
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 09/30/2027 (D)	868,827	832,852
2.160%, 03/31/2034 (D)(E)	734,000	675,169
2.625%, 03/31/2036 (D)	459,000	411,441
2.940%, 09/30/2040 (D)	271,000	244,353
Kinder Morgan, Inc.
3.250%, 08/01/2050	286,000	237,411
3.600%, 02/15/2051	363,000	322,299
Lundin Energy Finance BV
2.000%, 07/15/2026 (D)	1,113,000	1,036,389
3.100%, 07/15/2031 (D)	1,545,000	1,430,796
Marathon Oil Corp. 5.200%, 06/01/2045	197,000	213,378
MPLX LP 4.950%, 03/14/2052	480,000	499,718
Oleoducto Central SA 4.000%, 07/14/2027 (D)	246,000	231,845
Petroleos Mexicanos
2.378%, 04/15/2025	481,250	479,226
2.460%, 12/15/2025	1,296,400	1,288,211
Pioneer Natural Resources Company 1.900%, 08/15/2030	820,000	726,899
		14,311,045
Financials – 12.2%
Alleghany Corp. 3.250%, 08/15/2051	462,000	400,737
Antares Holdings LP 3.750%, 07/15/2027 (D)(E)	866,000	798,920
Ares Capital Corp. 3.200%, 11/15/2031	749,000	634,745
Athene Global Funding
1.730%, 10/02/2026 (D)	1,356,000	1,231,279
1.985%, 08/19/2028 (D)	765,000	672,060
2.500%, 03/24/2028 (D)	1,071,000	986,345
2.514%, 03/08/2024 (D)	1,227,000	1,207,934
2.646%, 10/04/2031 (D)	1,010,000	891,303
3.205%, 03/08/2027 (D)	1,504,000	1,447,835
Bain Capital Specialty Finance, Inc. 2.550%, 10/13/2026	503,000	453,579
Banco Santander SA (1.722% to 9-14-26, then 1 Year CMT + 0.900%) 09/14/2027	800,000	722,561
Banco Santander SA (3.225% to 11-22-31, then 1 Year CMT + 1.600%) 11/22/2032	800,000	718,022
Banco Santander SA (4.175% to 3-24-27, then 1 Year CMT + 2.000%) 03/24/2028	2,100,000	2,110,651
Bank of America Corp. 3.500%, 04/19/2026	156,000	157,934
Bank of America Corp. (1.197% to 10-24-25, then SOFR + 1.010%) 10/24/2026	687,000	634,915
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (1.319% to 6-19-25, then SOFR + 1.150%) 06/19/2026	$409,000	$383,303
Bank of America Corp. (1.530% to 12-6-24, then SOFR + 0.650%) 12/06/2025	2,175,000	2,079,950
Bank of America Corp. (1.658% to 3-11-26, then SOFR + 0.910%) 03/11/2027	3,086,000	2,876,683
Bank of America Corp. (1.734% to 7-22-26, then SOFR + 0.960%) 07/22/2027	1,844,000	1,712,495
Bank of America Corp. (1.922% to 10-24-30, then SOFR + 1.370%) 10/24/2031	512,000	444,763
Bank of America Corp. (2.496% to 2-13-30, then 3 month LIBOR + 0.990%) 02/13/2031	860,000	790,486
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	233,000	214,958
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	2,344,000	2,155,629
Bank of America Corp. (2.972% to 2-4-32, then SOFR + 1.330%) 02/04/2033	1,259,000	1,179,674
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,216,000	1,219,070
Bank of America Corp. (3.384% to 4-2-25, then SOFR + 1.330%) 04/02/2026	3,302,000	3,297,555
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,674,000	1,657,083
Bank of Montreal 2.650%, 03/08/2027	240,000	232,099
Berkshire Hathaway Finance Corp. 3.850%, 03/15/2052	451,000	461,178
Blackstone Private Credit Fund
2.350%, 11/22/2024 (D)	629,000	599,772
2.625%, 12/15/2026 (D)	1,552,000	1,396,740
3.250%, 03/15/2027 (D)	787,000	721,260
4.000%, 01/15/2029 (D)	1,030,000	953,592
Brighthouse Financial Global Funding 1.200%, 12/15/2023 (D)	611,000	593,240
Brighthouse Financial, Inc. 3.850%, 12/22/2051	303,000	252,706
Brown & Brown, Inc.
4.200%, 03/17/2032	600,000	609,636
4.950%, 03/17/2052	150,000	160,150
Canadian Imperial Bank of Commerce
3.300%, 04/07/2025 (A)	2,250,000	2,248,017
3.450%, 04/07/2027 (A)	2,250,000	2,245,532
3.600%, 04/07/2032 (A)	1,050,000	1,045,027
Capital One Financial Corp. (2.636% to 3-3-25, then SOFR + 1.290%) 03/03/2026	300,000	293,550
Citigroup, Inc. (2.014% to 1-25-25, then SOFR + 0.694%) 01/25/2026	1,824,000	1,755,926
Citigroup, Inc. (3.290% to 3-17-25, then SOFR + 1.528%) 03/17/2026	450,000	448,482
CNO Global Funding 1.750%, 10/07/2026 (D)	975,000	898,895

41

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Commonwealth Bank of Australia 3.784%, 03/14/2032 (D)	$418,000	$404,015
Cooperatieve Rabobank UA (3.649% to 4-6-27, then 1 Year CMT + 1.220%) 04/06/2028 (D)	2,255,000	2,248,384
Cooperatieve Rabobank UA (3.758% to 4-6-32, then 1 Year CMT + 1.420%) 04/06/2033 (D)	1,069,000	1,065,854
Deutsche Bank AG (3.742% to 1-7-32, then SOFR + 2.257%) 01/07/2033	1,622,000	1,433,524
Enstar Group, Ltd. 3.100%, 09/01/2031	770,000	688,681
F&G Global Funding 2.000%, 09/20/2028 (D)	1,220,000	1,091,381
FS KKR Capital Corp. 3.250%, 07/15/2027	66,000	60,923
GA Global Funding Trust
0.800%, 09/13/2024 (D)	1,106,000	1,035,806
1.950%, 09/15/2028 (D)	1,483,000	1,318,204
2.250%, 01/06/2027 (D)	389,000	363,133
GE Capital International Funding Company 4.418%, 11/15/2035	218,000	234,086
ING Groep NV (3.869% to 3-28-25, then SOFR + 1.640%) 03/28/2026	761,000	764,690
ING Groep NV (4.017% to 3-28-27, then SOFR + 1.830%) 03/28/2028	761,000	765,183
ING Groep NV (4.252% to 3-28-32, then SOFR + 2.070%) 03/28/2033	470,000	483,808
JPMorgan Chase & Co. (1.040% to 2-4-26, then 3 month CME Term SOFR + 0.695%) 02/04/2027	3,064,000	2,807,597
JPMorgan Chase & Co. (1.045% to 11-19-25, then SOFR + 0.800%) 11/19/2026	1,708,000	1,576,952
JPMorgan Chase & Co. (1.470% to 9-22-26, then SOFR + 0.765%) 09/22/2027	759,000	699,468
JPMorgan Chase & Co. (1.561% to 12-10-24, then SOFR + 0.605%) 12/10/2025	4,789,000	4,583,967
JPMorgan Chase & Co. (2.083% to 4-22-25, then SOFR + 1.850%) 04/22/2026	1,340,000	1,293,107
JPMorgan Chase & Co. (2.182% to 6-1-27, then SOFR + 1.890%) 06/01/2028	938,000	879,982
JPMorgan Chase & Co. (2.301% to 10-15-24, then SOFR + 1.160%) 10/15/2025	192,000	188,042
Lloyds Banking Group PLC (3.511% to 3-18-25, then 1 Year CMT + 1.600%) 03/18/2026 (E)	904,000	899,570
Lloyds Banking Group PLC (3.750% to 3-18-27, then 1 Year CMT + 1.800%) 03/18/2028	1,195,000	1,191,502
Mitsubishi UFJ Financial Group, Inc. (0.953% to 7-19-24, then 1 Year CMT + 0.550%) 07/19/2025	1,907,000	1,807,577
Mitsubishi UFJ Financial Group, Inc. (1.538% to 7-20-26, then 1 Year CMT + 0.750%) 07/20/2027	1,885,000	1,730,184
Mitsubishi UFJ Financial Group, Inc. (1.640% to 10-13-26, then 1 Year CMT + 0.670%) 10/13/2027	1,567,000	1,440,522
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Mitsubishi UFJ Financial Group, Inc. (2.309% to 7-20-31, then 1 Year CMT + 0.950%) 07/20/2032	$1,037,000	$928,435
Mitsubishi UFJ Financial Group, Inc. (2.341% to 1-19-27, then 1 Year CMT + 0.830%) 01/19/2028	872,000	823,591
Mitsubishi UFJ Financial Group, Inc. (2.494% to 10-13-31, then 1 Year CMT + 0.970%) 10/13/2032	641,000	576,673
Mitsubishi UFJ Financial Group, Inc. (2.852% to 1-19-32, then 1 Year CMT + 1.100%) 01/19/2033	569,000	530,193
Morgan Stanley (0.790% to 5-30-24, then SOFR + 0.525%) 05/30/2025	2,745,000	2,607,842
Morgan Stanley (0.791% to 1-22-24, then SOFR + 0.509%) 01/22/2025	3,037,000	2,915,421
Morgan Stanley (0.864% to 10-21-24, then SOFR + 0.745%) 10/21/2025	609,000	573,490
Morgan Stanley (0.985% to 12-10-25, then SOFR + 0.720%) 12/10/2026	1,558,000	1,428,862
Morgan Stanley (1.164% to 10-21-24, then SOFR + 0.560%) 10/21/2025	787,000	747,602
Morgan Stanley (1.512% to 7-20-26, then SOFR + 0.858%) 07/20/2027	1,191,000	1,094,771
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%) 07/21/2032	909,000	805,492
Morgan Stanley (2.475% to 1-21-27, then SOFR + 1.000%) 01/21/2028	302,000	287,903
Morgan Stanley Direct Lending Fund 4.500%, 02/11/2027 (D)	542,000	515,020
Owl Rock Capital Corp. 3.400%, 07/15/2026	873,000	819,697
Owl Rock Capital Corp. III 3.125%, 04/13/2027 (D)	972,000	859,828
Owl Rock Core Income Corp. 4.700%, 02/08/2027 (D)	693,000	666,514
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%) 03/01/2052	305,000	308,325
SBL Holdings, Inc. 5.000%, 02/18/2031 (D)	1,060,000	1,021,888
Stewart Information Services Corp. 3.600%, 11/15/2031	412,000	374,968
Sumitomo Mitsui Financial Group, Inc.
1.402%, 09/17/2026	1,264,000	1,153,112
1.902%, 09/17/2028	1,965,000	1,758,501
The Goldman Sachs Group, Inc. (0.657% to 9-10-23, then SOFR + 0.505%) 09/10/2024	1,533,000	1,482,691
The Goldman Sachs Group, Inc. (0.925% to 10-21-23, then SOFR + 0.486%) 10/21/2024	3,068,000	2,973,820
The Goldman Sachs Group, Inc. (1.948% to 10-21-26, then SOFR + 0.913%) 10/21/2027	759,000	705,376
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%) 10/21/2032	529,000	478,249
The Goldman Sachs Group, Inc. (3.102% to 2-24-32, then SOFR + 1.410%) 02/24/2033	799,000	753,127
The Goldman Sachs Group, Inc. (3.615% to 3-15-27, then SOFR + 1.846%) 03/15/2028	900,000	898,740

42

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc.(1.757% to 1-24-24, then SOFR + 0.730%) 01/24/2025	$1,651,000	$1,609,564
Trust Fibra Uno 6.390%, 01/15/2050 (D)	356,000	359,129
Wells Fargo & Company (3.526% to 3-24-27, then SOFR + 1.510%) 03/24/2028	3,131,000	3,124,712
Westpac Banking Corp. 1.953%, 11/20/2028	764,000	703,692
		110,939,641
Health care – 2.9%
AbbVie, Inc.
2.300%, 11/21/2022	954,000	957,216
3.200%, 11/21/2029	910,000	899,179
4.050%, 11/21/2039	358,000	367,812
4.250%, 11/21/2049	996,000	1,033,566
4.300%, 05/14/2036	222,000	231,843
4.450%, 05/14/2046	225,000	239,081
Amgen, Inc. 3.000%, 01/15/2052	339,000	286,717
Astrazeneca Finance LLC 1.750%, 05/28/2028	1,079,000	994,217
AstraZeneca PLC 2.125%, 08/06/2050	153,000	117,542
Centene Corp.
2.450%, 07/15/2028	1,665,000	1,521,311
3.000%, 10/15/2030	328,000	301,258
CVS Health Corp.
3.000%, 08/15/2026	329,000	326,306
4.300%, 03/25/2028	695,000	727,025
Danaher Corp.
2.600%, 10/01/2050	364,000	300,502
2.800%, 12/10/2051	244,000	207,336
DH Europe Finance II Sarl
2.050%, 11/15/2022	487,000	487,687
2.200%, 11/15/2024	839,000	821,834
Gilead Sciences, Inc.
2.600%, 10/01/2040	529,000	445,413
2.800%, 10/01/2050	485,000	396,887
4.000%, 09/01/2036	273,000	278,901
GSK Consumer Healthcare Capital US LLC
3.375%, 03/24/2027 to 03/24/2029 (D)	1,493,000	1,486,670
3.625%, 03/24/2032 (D)	1,068,000	1,066,996
4.000%, 03/24/2052 (D)	484,000	484,926
HCA, Inc.
3.500%, 09/01/2030 to 07/15/2051	907,000	861,175
3.625%, 03/15/2032 (D)	155,000	151,893
4.625%, 03/15/2052 (D)	152,000	153,181
5.375%, 02/01/2025	1,695,000	1,763,648
5.875%, 02/01/2029	276,000	301,723
Pfizer, Inc. 2.550%, 05/28/2040	1,063,000	950,671
Roche Holdings, Inc.
2.076%, 12/13/2031 (D)	1,205,000	1,108,812
2.314%, 03/10/2027 (D)	379,000	367,844
2.607%, 12/13/2051 (D)	401,000	347,337
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	259,000	259,718
STERIS Irish FinCo Unlimited Company 3.750%, 03/15/2051	987,000	918,181
Stryker Corp. 2.900%, 06/15/2050	151,000	131,059
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Takeda Pharmaceutical Company, Ltd.
2.050%, 03/31/2030	$977,000	$881,875
3.025%, 07/09/2040	354,000	315,629
3.175%, 07/09/2050	363,000	317,548
4.400%, 11/26/2023	578,000	592,257
Thermo Fisher Scientific, Inc.
1.750%, 10/15/2028	581,000	530,793
2.000%, 10/15/2031	517,000	464,111
2.800%, 10/15/2041	481,000	430,807
UnitedHealth Group, Inc.
2.750%, 05/15/2040	234,000	210,163
2.900%, 05/15/2050	543,000	481,304
3.050%, 05/15/2041	159,000	148,116
3.250%, 05/15/2051	514,000	482,782
		26,150,852
Industrials – 1.8%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (D)	270,720	241,886
Adani Ports & Special Economic Zone, Ltd. 4.200%, 08/04/2027 (D)	338,000	329,268
AerCap Ireland Capital DAC 1.150%, 10/29/2023	1,841,000	1,762,277
Canadian Pacific Railway Company
1.350%, 12/02/2024 (E)	748,000	717,180
1.750%, 12/02/2026	147,000	138,470
3.000%, 12/02/2041	242,000	217,693
Crowley Conro LLC 4.181%, 08/15/2043	487,195	525,764
Delta Air Lines, Inc.
4.500%, 10/20/2025 (D)	1,241,000	1,248,210
4.750%, 10/20/2028 (D)	1,802,000	1,815,797
Howmet Aerospace, Inc. 3.000%, 01/15/2029	549,000	501,306
John Deere Capital Corp.
2.125%, 03/07/2025 (E)	451,000	443,709
2.350%, 03/08/2027	752,000	731,215
Northrop Grumman Corp. 3.250%, 08/01/2023 to 01/15/2028	1,444,000	1,453,569
Quanta Services, Inc. 0.950%, 10/01/2024	609,000	577,383
The Boeing Company
2.196%, 02/04/2026	1,159,000	1,095,738
3.250%, 02/01/2028 to 02/01/2035	1,031,000	966,757
3.625%, 02/01/2031	659,000	641,435
3.750%, 02/01/2050	670,000	596,592
5.150%, 05/01/2030	90,000	95,981
Union Pacific Corp.
2.400%, 02/05/2030	600,000	567,822
2.800%, 02/14/2032	761,000	730,655
3.375%, 02/14/2042	366,000	353,752
3.500%, 02/14/2053	518,000	506,843
		16,259,302
Information technology – 2.7%
Analog Devices, Inc.
1.700%, 10/01/2028	459,000	423,295
2.100%, 10/01/2031	611,000	563,494
Apple, Inc.
1.400%, 08/05/2028	1,223,000	1,118,240
1.700%, 08/05/2031 (E)	917,000	822,400
2.375%, 02/08/2041	248,000	216,030
2.550%, 08/20/2060	256,000	209,798
2.650%, 05/11/2050 to 02/08/2051	1,271,000	1,102,700
2.700%, 08/05/2051	301,000	261,658

43

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Broadcom Corp. 3.875%, 01/15/2027	$231,000	$232,544
Broadcom, Inc.
2.450%, 02/15/2031 (D)	534,000	476,370
3.150%, 11/15/2025	400,000	396,757
3.419%, 04/15/2033 (D)	1,454,000	1,357,050
3.469%, 04/15/2034 (D)	682,000	631,622
4.000%, 04/15/2029 (D)	626,000	625,693
4.150%, 11/15/2030	849,000	860,452
4.150%, 04/15/2032 (D)	450,000	449,429
Dell International LLC
3.375%, 12/15/2041 (D)	759,000	637,935
3.450%, 12/15/2051 (D)	910,000	739,275
4.900%, 10/01/2026	156,000	163,628
6.100%, 07/15/2027	311,000	341,662
Global Payments, Inc.
1.500%, 11/15/2024	454,000	434,042
2.150%, 01/15/2027	909,000	853,165
2.900%, 11/15/2031	298,000	271,498
HP, Inc.
2.200%, 06/17/2025	705,000	679,922
4.000%, 04/15/2029	1,050,000	1,046,081
4.200%, 04/15/2032	1,050,000	1,046,399
Intel Corp.
2.450%, 11/15/2029	301,000	286,982
2.800%, 08/12/2041	798,000	704,555
3.050%, 08/12/2051	122,000	108,470
3.200%, 08/12/2061	248,000	219,316
KLA Corp. 3.300%, 03/01/2050	719,000	677,241
NXP BV
2.650%, 02/15/2032 (D)	618,000	556,993
3.250%, 05/11/2041 (D)	334,000	294,529
Oracle Corp.
3.650%, 03/25/2041	317,000	276,879
4.375%, 05/15/2055	183,000	165,234
Texas Instruments, Inc. 1.125%, 09/15/2026 (E)	306,000	285,841
VMware, Inc.
0.600%, 08/15/2023	1,468,000	1,426,660
1.000%, 08/15/2024	1,062,000	1,012,573
1.400%, 08/15/2026	1,047,000	961,199
1.800%, 08/15/2028	667,000	591,567
3.900%, 08/21/2027	122,000	123,577
4.700%, 05/15/2030	614,000	649,363
		24,302,118
Materials – 0.5%
Anglo American Capital PLC
3.875%, 03/16/2029 (D)	340,000	340,157
4.750%, 03/16/2052 (D)	470,000	490,035
LYB International Finance III LLC
3.375%, 10/01/2040	754,000	674,942
3.625%, 04/01/2051	446,000	403,534
Teck Resources, Ltd.
5.200%, 03/01/2042	361,000	378,401
6.125%, 10/01/2035	312,000	368,355
6.250%, 07/15/2041	351,000	419,362
The Dow Chemical Company 3.600%, 11/15/2050	304,000	282,841
Westlake Corp.
3.125%, 08/15/2051	452,000	371,539
3.375%, 08/15/2061	287,000	233,446
3.600%, 08/15/2026	334,000	338,082
		4,300,694
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate – 1.7%
Agree LP
2.000%, 06/15/2028	$667,000	$604,216
2.600%, 06/15/2033	151,000	132,989
American Campus Communities Operating Partnership LP 2.250%, 01/15/2029	459,000	419,465
American Homes 4 Rent
3.625%, 04/15/2032	690,000	672,867
4.300%, 04/15/2052	270,000	262,540
American Tower Corp.
3.650%, 03/15/2027	750,000	747,996
4.050%, 03/15/2032	240,000	240,570
Brixmor Operating Partnership LP
2.250%, 04/01/2028	214,000	195,433
2.500%, 08/16/2031	370,000	326,800
Crown Castle International Corp.
1.050%, 07/15/2026	917,000	828,453
2.100%, 04/01/2031	629,000	543,951
2.900%, 03/15/2027 to 04/01/2041	1,413,000	1,306,546
4.000%, 03/01/2027	153,000	155,112
Essex Portfolio LP
1.700%, 03/01/2028	801,000	721,948
2.550%, 06/15/2031	315,000	287,040
Extra Space Storage LP
2.350%, 03/15/2032	275,000	241,342
3.900%, 04/01/2029	300,000	300,623
Federal Realty Investment Trust 3.950%, 01/15/2024	423,000	428,473
GLP Capital LP 5.300%, 01/15/2029	309,000	324,626
Invitation Homes Operating Partnership LP 4.150%, 04/15/2032 (A)	599,000	611,740
Mid-America Apartments LP
3.950%, 03/15/2029	308,000	317,154
4.000%, 11/15/2025	375,000	382,723
4.300%, 10/15/2023	314,000	319,263
Realty Income Corp.
2.200%, 06/15/2028	328,000	302,577
2.850%, 12/15/2032	443,000	418,531
3.400%, 01/15/2028	325,000	324,076
Regency Centers LP 2.950%, 09/15/2029	665,000	633,523
Rexford Industrial Realty LP 2.150%, 09/01/2031	339,000	294,272
Spirit Realty LP 3.400%, 01/15/2030	214,000	206,951
STORE Capital Corp.
2.700%, 12/01/2031	212,000	187,895
2.750%, 11/18/2030	542,000	490,444
4.500%, 03/15/2028	1,156,000	1,185,096
4.625%, 03/15/2029	390,000	404,739
Sun Communities Operating LP 2.300%, 11/01/2028	306,000	277,228
		15,097,202
Utilities – 2.3%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	212,000	195,930
Baltimore Gas and Electric Company 2.250%, 06/15/2031	456,000	415,046
Centerpoint Energy Houston Electric LLC 3.600%, 03/01/2052	332,000	332,458
Consumers Energy Company
2.500%, 05/01/2060	259,000	196,994

44

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Consumers Energy Company (continued)
2.650%, 08/15/2052	$336,000	$278,896
DTE Electric Company
2.950%, 03/01/2050	532,000	468,775
3.650%, 03/01/2052	242,000	244,609
DTE Energy Company 1.050%, 06/01/2025	320,000	299,356
Duke Energy Carolinas LLC
2.550%, 04/15/2031	309,000	289,905
2.850%, 03/15/2032	557,000	538,367
3.550%, 03/15/2052	467,000	461,329
Duke Energy Corp.
2.550%, 06/15/2031	968,000	885,039
3.500%, 06/15/2051	183,000	166,980
Duke Energy Florida LLC 2.400%, 12/15/2031	454,000	418,934
Duke Energy Progress LLC 2.500%, 08/15/2050	459,000	372,819
Entergy Arkansas LLC 2.650%, 06/15/2051	409,000	333,479
Eversource Energy
1.400%, 08/15/2026	253,000	233,389
2.900%, 03/01/2027	603,000	590,870
3.375%, 03/01/2032	300,000	293,454
Exelon Corp.
2.750%, 03/15/2027 (D)	301,000	293,286
4.100%, 03/15/2052 (D)	211,000	214,307
Florida Power & Light Company 2.450%, 02/03/2032	1,075,000	1,011,109
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (D)	278,000	266,809
ITC Holdings Corp. 2.700%, 11/15/2022	618,000	619,824
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	500,000	465,595
Metropolitan Edison Company 4.300%, 01/15/2029 (D)	525,000	545,643
MidAmerican Energy Company 2.700%, 08/01/2052	395,000	337,640
Mississippi Power Company
3.100%, 07/30/2051	547,000	464,790
3.950%, 03/30/2028	545,000	553,659
4.250%, 03/15/2042	209,000	209,379
Northern States Power Company 3.200%, 04/01/2052	308,000	289,798
NSTAR Electric Company 3.100%, 06/01/2051	281,000	253,343
Oncor Electric Delivery Company LLC 2.700%, 11/15/2051 (D)	293,000	250,703
Pacific Gas & Electric Company
2.100%, 08/01/2027	240,000	215,650
3.950%, 12/01/2047	732,000	605,659
4.200%, 06/01/2041	264,000	229,412
4.500%, 07/01/2040	156,000	142,028
4.750%, 02/15/2044	153,000	138,386
4.950%, 07/01/2050	615,000	579,268
PacifiCorp 2.900%, 06/15/2052	244,000	213,185
PECO Energy Company 2.850%, 09/15/2051	550,000	475,944
Pennsylvania Electric Company 3.250%, 03/15/2028 (D)	443,000	426,294
Public Service Company of Oklahoma
2.200%, 08/15/2031	462,000	413,537
3.150%, 08/15/2051	308,000	271,602
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Public Service Electric & Gas Company
1.900%, 08/15/2031	$611,000	$542,879
2.050%, 08/01/2050	126,000	93,398
2.700%, 05/01/2050	248,000	211,443
Public Service Enterprise Group, Inc.
1.600%, 08/15/2030	351,000	300,209
2.450%, 11/15/2031	387,000	351,404
Sempra Energy 3.700%, 04/01/2029	450,000	452,178
Southern California Edison Company 4.125%, 03/01/2048	342,000	336,465
Southern Company Gas Capital Corp. 1.750%, 01/15/2031	481,000	411,227
The AES Corp. 1.375%, 01/15/2026	659,000	605,998
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (D)	215,000	216,465
Virginia Electric and Power Company
2.450%, 12/15/2050	176,000	140,734
2.950%, 11/15/2051	456,000	400,479
WEC Energy Group, Inc. 0.800%, 03/15/2024	773,000	741,777
		21,308,135
TOTAL CORPORATE BONDS (Cost $302,797,907)		$285,206,827
MUNICIPAL BONDS – 0.4%
Board of Regents of the University of Texas 2.439%, 08/15/2049	285,000	232,093
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	750,000	1,084,451
North Texas Tollway Authority 6.718%, 01/01/2049 (E)	697,000	1,032,222
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	634,377
The Ohio State University 4.800%, 06/01/2111	464,000	530,714
TOTAL MUNICIPAL BONDS (Cost $3,491,230)		$3,513,857
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.0%
Commercial and residential – 4.4%
3650R Commercial Mortgage Trust Series 2021-PF1, Class A5 2.522%, 11/15/2054	465,000	434,025
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (D)(F)	54,312	54,266
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	172,069	171,255
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	137,932	135,452
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	576,818	545,402
BANK Series 2022-BNK40, Class A4 3.507%, 03/15/2064 (F)	274,000	275,895
Barclays Commercial Mortgage Trust Series 2019-C3, Class A3 3.319%, 05/15/2052	108,000	107,192

45

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	$214,000	$222,163
Series 2022-C15, Class A5, 3.662%, 04/15/2055 (A)(F)	385,000	394,256
Benchmark Mortgage Trust Series 2022-B34, Class A5 3.786%, 04/15/2055 (A)	444,000	459,471
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	462,094	458,811
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%), 1.097%, 09/15/2036 (C)(D)	2,021,000	1,969,026
Series 2021-XL2, Class A (1 month LIBOR + 0.689%), 1.086%, 10/15/2038 (C)(D)	974,988	954,225
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	305,000	306,260
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	754,620	697,978
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	797,534	750,818
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	365,850	365,659
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (F)	15,000	15,212
Series 2013-CR11, Class A4, 4.258%, 08/10/2050	1,838,000	1,870,025
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	1,394,000	1,396,094
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	730,000	724,077
Series 2015-LC19, Class A3, 2.922%, 02/10/2048	949,362	939,945
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	379,000	379,001
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.504%, 06/15/2057	424,000	424,120
Series 2021-C20, Class A3, 2.805%, 03/15/2054	234,000	222,009
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 month LIBOR + 0.755%) 1.152%, 10/15/2038 (C)(D)	787,000	770,711
GS Mortgage Securities Trust
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	412,000	418,213
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	971,000	983,314
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	758,000	669,107
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	840,723	837,999
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A5, 3.664%, 07/15/2045	$602,000	$606,483
Series 2014-C23, Class A4, 3.670%, 09/15/2047	338,301	338,970
Series 2015-C28, Class A3, 2.912%, 10/15/2048	1,646,379	1,621,806
Series 2013-C17, Class A4, 4.199%, 01/15/2047	202,000	205,215
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A4, 4.166%, 12/15/2046	902,000	913,544
Series 2016-JP4, Class A3, 3.393%, 12/15/2049	198,000	196,080
Med Trust Series 2021-MDLN, Class A (1 month LIBOR + 0.950%) 1.347%, 11/15/2038 (C)(D)	1,273,000	1,251,024
Mello Warehouse Securitization Trust
Series 2020-2, Class A (1 month LIBOR + 0.800%), 1.257%, 11/25/2053 (C)(D)	248,000	247,330
Series 2021-1, Class A (1 month LIBOR + 0.700%), 1.157%, 02/25/2055 (C)(D)	288,000	285,730
Series 2021-2, Class A (1 month LIBOR + 0.750%), 1.207%, 04/25/2055 (C)(D)	786,000	781,998
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	376,144	355,778
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4, 3.176%, 08/15/2045	93,865	93,854
Series 2015-C20, Class A4, 3.249%, 02/15/2048	158,000	157,310
Morgan Stanley Capital I, Inc. Series 2022-L8, Class A5 3.795%, 03/15/2032 (A)(F)	296,000	306,932
Morgan Stanley Capital Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	557,000	495,288
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	190,971	189,799
NewRez Warehouse Securitization Trust Series 2021-1, Class A (1 month LIBOR + 0.750%) 1.207%, 05/25/2055 (C)(D)	1,888,000	1,876,706
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(F)	197,220	195,744
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	335,474	330,552
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	279,998	273,565
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	384,489	376,617
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	812,145	778,626

46

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A4 2.792%, 12/10/2045	$602,000	$601,983
Verus Securitization Trust
Series 2019-3, Class A1, 2.784%, 07/25/2059 (D)	284,505	284,576
Series 2019-4, Class A1, 2.642%, 11/25/2059 (D)	390,395	389,981
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (D)(F)	240,661	240,870
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (D)(F)	173,735	173,539
Series 2020-1, Class A1, 2.417%, 01/25/2060 (D)	383,040	381,478
Series 2020-2, Class A1, 2.226%, 05/25/2060 (D)(F)	223,557	221,871
Series 2020-5, Class A1, 1.218%, 05/25/2065 (D)	136,764	133,308
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	443,417	429,450
Series 2021-2, Class A1, 1.031%, 02/25/2066 (D)(F)	843,047	811,530
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	599,408	568,771
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	683,513	641,351
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(F)	2,574,062	2,369,434
Series 2021-7, Class A1, 1.829%, 10/25/2066 (D)(F)	1,017,918	961,598
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	746,423	714,243
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	474,590	463,053
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	456,716	447,016
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	330,058	321,872
		39,986,856
U.S. Government Agency – 3.6%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,190,511	1,173,874
Series 4205, Class PA, 1.750%, 05/15/2043	357,989	340,877
Series 4426, Class QC, 1.750%, 07/15/2037	612,214	590,995
Series 4705, Class A, 4.500%, 09/15/2042	47,977	48,162
Series 4742, Class PA, 3.000%, 10/15/2047	1,079,638	1,068,241
Series 4763, Class CA, 3.000%, 09/15/2038	199,631	198,071
Series 4767, Class KA, 3.000%, 03/15/2048	639,657	634,598
Series 4846, Class PF (1 month LIBOR + 0.350%), 0.747%, 12/15/2048 (C)	97,538	97,494
Series 4880, Class DA, 3.000%, 05/15/2050	786,059	782,831
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5091, Class AB, 1.500%, 03/25/2051	$1,327,751	$1,242,546
Series 5119, Class AB, 1.500%, 08/25/2049	506,909	468,693
Series 5217, Class CD, 2.500%, 07/25/2049	770,000	763,954
Federal National Mortgage Association
Series 2012-151, Class NX, 1.500%, 01/25/2043	411,674	383,660
Series 2013-11, Class AP, 1.500%, 01/25/2043	1,466,993	1,385,858
Series 2013-43, Class BP, 1.750%, 05/25/2043	474,018	450,561
Series 2014-73, Class MA, 2.500%, 11/25/2044	283,134	271,564
Series 2015-84, Class PA, 1.700%, 08/25/2033	1,731,876	1,672,643
Series 2016-48, Class MA, 2.000%, 06/25/2038	1,739,771	1,684,208
Series 2016-57, Class PC, 1.750%, 06/25/2046	3,260,018	3,012,946
Series 2017-13, Class PA, 3.000%, 08/25/2046	648,806	642,278
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (F)	315,337	314,604
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,103,350	1,093,750
Series 2018-15, Class AB, 3.000%, 03/25/2048	255,390	254,930
Series 2018-8, Class KL, 2.500%, 03/25/2047	577,337	556,396
Series 2019-15, Class AB, 3.500%, 05/25/2053	1,256,484	1,286,060
Series 2019-25, Class PA, 3.000%, 05/25/2048	1,096,021	1,094,121
Series 2019-35, Class A, 3.000%, 07/25/2049	397,190	387,240
Series 2020-48, Class AB, 2.000%, 07/25/2050	550,219	528,009
Series 2020-48, Class DA, 2.000%, 07/25/2050	1,614,637	1,544,816
Series 2021-27, Class EC, 1.500%, 05/25/2051	2,167,884	2,016,655
Series 2021-78, Class ND, 1.500%, 11/25/2051	1,233,064	1,166,393
Series 2022-M3, Class A2, 1.764%, 11/25/2031 (F)	708,000	637,477
Series 414, Class A35, 3.500%, 10/25/2042	1,324,455	1,365,539
Government National Mortgage Association
Series 2012-141, Class WA, 4.529%, 11/16/2041 (F)	203,717	212,293
Series 2017-167, Class BQ, 2.500%, 08/20/2044	581,908	573,474
Series 2018-11, Class PC, 2.750%, 12/20/2047	586,262	579,271
Series 2019-132, Class NA, 3.500%, 09/20/2049	377,872	379,559
Series 2019-31, Class JC, 3.500%, 03/20/2049	347,467	350,129

47

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2021-23, Class MG, 1.500%, 02/20/2051	$1,480,687	$1,403,878
		32,658,648
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $75,454,379)		$72,645,504
ASSET BACKED SECURITIES – 8.0%
AmeriCredit Automobile Receivables Trust Series 2022-1, Class A3 2.450%, 11/18/2026	259,000	255,750
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	678,000	659,208
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	494,000	479,283
Series 2021-2A, Class A 1.660%, 02/20/2028 (D)	1,415,000	1,310,970
Capital One Multi-Asset Execution Trust
Series 2021-A2, Class A2 1.390%, 07/15/2030	1,000,000	914,011
Series 2022-A1, Class A1 2.800%, 03/15/2027	2,975,000	2,974,478
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 2.107%, 11/26/2046 (C)(D)	409,437	413,587
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	284,067	281,984
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	487,309	477,563
Series 2021-A, Class A2 1.600%, 07/25/2051 (D)	666,235	615,544
Ford Credit Auto Owner Trust
Series 2019-1, Class A 3.520%, 07/15/2030 (D)	332,000	335,708
Series 2020-2, Class A 1.060%, 04/15/2033 (D)	451,000	418,252
Hertz Vehicle Financing III LP Series 2021-2A, Class A 1.680%, 12/27/2027 (D)	1,229,000	1,120,579
Hertz Vehicle Financing LLC
Series 2022-1A, Class A 1.990%, 06/25/2026 (D)	1,683,000	1,614,553
Series 2022-2A, Class A 2.330%, 06/26/2028 (D)	1,490,000	1,393,188
Series 2022-4A, Class A 3.730%, 09/25/2026 (D)	1,485,000	1,486,856
Series 2022-5A, Class A 3.890%, 09/25/2028 (D)	1,485,000	1,484,629
Hyundai Auto Receivables Trust
Series 2021-C, Class A4 1.030%, 12/15/2027	549,000	515,079
Series 2022-A, Class A3 2.220%, 10/15/2026	1,004,000	990,958
Series 2022-A, Class A4 2.350%, 04/17/2028	341,000	333,538
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 1.997%, 10/15/2031 (C)(D)	470,000	473,634
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Loan Trust (continued)
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 2.547%, 12/15/2045 (C)(D)	$326,909	$333,689
Series 2020-IA, Class A1A 1.330%, 04/15/2069 (D)	1,880,387	1,763,737
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (D)	17,938	18,007
Series 2018-CA, Class A2 3.520%, 06/16/2042 (D)	64,247	64,659
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	755,200	770,748
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	687,335	683,120
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	1,411,347	1,393,536
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	812,599	805,074
Series 2019-GA, Class A 2.400%, 10/15/2068 (D)	394,481	391,996
Series 2020-BA, Class A2 2.120%, 01/15/2069 (D)	526,642	516,587
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	137,545	132,096
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	562,111	543,545
Series 2020-HA, Class A 1.310%, 01/15/2069 (D)	434,097	420,343
Series 2021-A, Class A 0.840%, 05/15/2069 (D)	222,360	212,298
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	305,029	287,970
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	1,245,829	1,184,469
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	2,068,207	1,946,810
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	2,359,882	2,199,304
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	717,318	680,568
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	2,787,000	2,694,004
Navient Student Loan Trust
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (D)	1,167,993	1,168,070
Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	1,196,195	1,124,873
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 0.438%, 10/27/2036 (C)	959,896	940,594
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 0.418%, 01/25/2037 (C)	950,162	946,985
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 0.368%, 10/25/2033 (C)	2,901,908	2,891,149
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 1.034%, 03/23/2037 (C)	2,820,956	2,756,954
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 1.054%, 12/24/2035 (C)	1,927,185	1,920,405

48

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 1.114%, 03/22/2032 (C)	$496,331	$478,498
Santander Drive Auto Receivables Trust
Series 2020-4, Class A3 0.480%, 07/15/2024	69,892	69,870
Series 2022-2, Class A3 2.980%, 10/15/2026	1,878,000	1,875,763
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 1.576%, 12/15/2032 (C)(D)	630,835	614,492
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 0.318%, 07/25/2022 (C)	2,572,884	2,535,068
Series 2010-1, Class A (1 month LIBOR + 0.400%) 0.857%, 03/25/2025 (C)	744,170	727,549
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	118,287	116,194
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 1.847%, 02/17/2032 (C)(D)	46,470	46,498
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 1.497%, 09/15/2034 (C)(D)	319,225	320,646
Series 2018-C, Class A2A 3.630%, 11/15/2035 (D)	171,700	172,550
Series 2019-A, Class A2A 3.440%, 07/15/2036 (D)	374,504	375,008
Series 2020-B, Class A1A 1.290%, 07/15/2053 (D)	1,057,223	1,005,845
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	994,607	951,765
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (D)	3,057,534	2,892,543
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	2,467,947	2,269,429
Series 2021-B, Class A 1.310%, 07/17/2051 (D)	1,362,867	1,295,542
Series 2021-C, Class A2 (1 month LIBOR + 0.800%) 1.197%, 01/15/2053 (C)(D)	1,275,000	1,271,680
Series 2021-D, Class A1A 1.340%, 03/17/2053 (D)	2,062,560	1,956,800
Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	1,406,879	1,346,400
Series 2022-A, Class APT 2.850%, 11/16/2054 (D)	921,000	889,633
SoFi Professional Loan Program LLC
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 1.307%, 07/25/2039 (C)(D)	24,669	24,673
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 1.157%, 03/26/2040 (C)(D)	31,835	31,828
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	36,356	36,309
Series 2017-E, Class A2B 2.720%, 11/26/2040 (D)	466,672	467,475
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	723,233	708,596
Series 2021-A, Class AFX 1.030%, 08/17/2043 (D)	379,369	354,158
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC (continued)
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	$843,865	$785,178
Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A 1.070%, 02/27/2034 (D)	503,000	467,143
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (D)	459,808	423,775
Verizon Master Trust Series 2022-2, Class A 1.530%, 07/20/2028	577,000	555,185
TOTAL ASSET BACKED SECURITIES (Cost $74,776,290)		$72,407,035
SHORT-TERM INVESTMENTS – 2.3%
Short-term funds – 2.3%
John Hancock Collateral Trust, 0.3592% (G)(H)	365,127	3,650,827
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (G)	17,077,104	17,077,104
TOTAL SHORT-TERM INVESTMENTS (Cost $20,727,674)		$20,727,931
Total Investments (Core Bond Trust) (Cost $1,039,732,481) – 109.4%		$992,316,562
Other assets and liabilities, net – (9.4%)		(85,138,927)
TOTAL NET ASSETS – 100.0%		$907,177,635
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $135,674,345 or 15.0% of the fund's net assets as of 3-31-22.
(E)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $3,502,715.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 3-31-22.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

49

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.4%
Austria - 0.6%
ANDRITZ AG	38,091	$1,759,197
Bermuda - 2.0%
Everest Re Group, Ltd.	18,998	5,725,617
Canada - 7.4%
Canadian Natural Resources, Ltd.	44,798	2,773,918
Cenovus Energy, Inc.	633,808	10,565,579
Kinross Gold Corp. (A)	382,558	2,246,111
Yamana Gold, Inc. (A)	958,168	5,349,768
		20,935,376
China - 0.4%
Topsports International Holdings, Ltd. (B)	1,494,000	1,241,723
Finland - 2.3%
Metso Outotec OYJ	322,610	2,719,517
Sampo OYJ, A Shares	78,806	3,850,814
		6,570,331
France - 12.9%
Airbus SE	31,884	3,847,415
AXA SA	70,946	2,076,908
BNP Paribas SA	33,797	1,931,329
Capgemini SE	6,144	1,363,380
Eiffage SA	23,091	2,369,893
Imerys SA	49,109	2,106,987
Klepierre SA (C)	46,592	1,240,477
Rexel SA	230,104	4,912,247
Sanofi	100,798	10,305,608
TotalEnergies SE	128,035	6,478,549
		36,632,793
Germany - 6.6%
Allianz SE	10,833	2,587,023
Deutsche Post AG	55,850	2,666,957
Deutsche Telekom AG	325,439	6,061,051
Rheinmetall AG	5,383	1,137,803
Siemens AG	45,717	6,330,345
		18,783,179
Greece - 0.7%
Hellenic Telecommunications Organization SA	107,231	1,938,975
India - 1.0%
HDFC Bank, Ltd., ADR	44,570	2,733,478
Ireland - 1.6%
CRH PLC	61,099	2,440,389
Flutter Entertainment PLC (London Stock Exchange) (C)	17,405	2,014,977
		4,455,366
Italy - 0.5%
UniCredit SpA	125,037	1,348,875
Japan - 13.1%
Asahi Group Holdings, Ltd.	111,800	4,071,810
Fuji Corp. (Aichi)	122,500	2,209,434
Honda Motor Company, Ltd.	177,800	5,039,891
IHI Corp.	87,600	2,092,895
KDDI Corp.	136,500	4,475,377
Komatsu, Ltd.	115,500	2,774,947
Nihon Unisys, Ltd.	65,700	1,666,847
Renesas Electronics Corp. (C)	177,400	2,055,528
Sony Group Corp.	29,300	3,014,258
Sumitomo Heavy Industries, Ltd.	127,100	2,912,612
Sumitomo Mitsui Financial Group, Inc.	138,400	4,371,832
TS Tech Company, Ltd.	112,800	1,261,240
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yamaha Motor Company, Ltd.	62,400	$1,398,615
		37,345,286
Malta - 0.0%
BGP Holdings PLC (C)(D)	2,126,418	0
Netherlands - 2.5%
ING Groep NV	205,347	2,144,026
Stellantis NV	306,112	4,969,032
		7,113,058
Norway - 0.5%
DNB Bank ASA	67,092	1,516,879
South Korea - 6.0%
Hana Financial Group, Inc.	73,375	2,918,356
KB Financial Group, Inc.	52,786	2,645,313
POSCO Holdings, Inc.	9,732	2,334,451
Samsung Electronics Company, Ltd.	103,156	5,902,894
SK Square Company, Ltd. (C)	28,105	1,307,234
SK Telecom Company, Ltd.	43,475	2,032,815
		17,141,063
Spain - 1.0%
Applus Services SA	186,951	1,543,803
Ence Energia y Celulosa SA (C)	392,254	1,379,310
		2,923,113
Sweden - 2.3%
Svenska Handelsbanken AB, A Shares (A)	553,161	5,086,561
Volvo AB, B Shares	79,618	1,485,302
		6,571,863
Switzerland - 10.9%
Glencore PLC (C)	570,652	3,713,056
Novartis AG	88,986	7,812,219
Roche Holding AG	18,950	7,497,792
STMicroelectronics NV	58,131	2,526,619
Swiss Re AG	32,166	3,062,009
UBS Group AG	321,663	6,285,716
		30,897,411
United Kingdom - 21.1%
AstraZeneca PLC	24,826	3,292,242
BAE Systems PLC	832,870	7,821,839
Coca-Cola Europacific Partners PLC	148,963	7,241,091
Endeavour Mining PLC	86,100	2,135,713
Ferroglobe PLC (C)	218,547	1,682,812
GlaxoSmithKline PLC	116,647	2,523,878
IMI PLC	231,103	4,114,555
Informa PLC (C)	206,847	1,620,645
Liberty Global PLC, Series A (C)	218,660	5,578,017
NatWest Group PLC	1,049,649	2,964,557
Nomad Foods, Ltd. (C)	91,726	2,071,173
Persimmon PLC	57,870	1,622,750
Shell PLC	223,259	6,119,225
Smith & Nephew PLC	89,138	1,417,725
SSE PLC	269,813	6,164,951
Tesco PLC	391,493	1,417,320
Travis Perkins PLC	148,072	2,387,768
		60,176,261
United States - 2.0%
Applied Materials, Inc.	7,213	950,673
Envista Holdings Corp. (C)	44,513	2,168,228
FMC Corp.	19,564	2,574,035
		5,692,936
TOTAL COMMON STOCKS (Cost $261,946,614)		$271,502,780

50

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES - 0.9%
Germany - 0.9%
Volkswagen AG	14,902	$2,560,942
TOTAL PREFERRED SECURITIES (Cost $3,218,381)		$2,560,942
SHORT-TERM INVESTMENTS - 6.5%
Short-term funds - 6.5%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.1157% (E)	10,201,304	10,201,304
John Hancock Collateral Trust, 0.3592% (E)(F)	840,955	8,408,546
TOTAL SHORT-TERM INVESTMENTS (Cost $18,608,929)		$18,609,850
Total Investments (Disciplined Value International Trust) (Cost $283,773,924) - 102.8%		$292,673,572
Other assets and liabilities, net - (2.8%)		(7,936,617)
TOTAL NET ASSETS - 100.0%		$284,736,955
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $8,000,027.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Non-income producing security.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Emerging Markets Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.0%
Australia - 0.0%
MMG, Ltd. (A)	108,000	$42,908
Belgium - 0.0%
Titan Cement International SA (A)	2,489	36,746
Brazil - 3.5%
Americanas SA	2,933	20,114
Americanas SA (A)	75	506
Atacadao SA	7,800	36,894
Banco Bradesco SA	63,196	242,508
Banco do Brasil SA	41,159	299,979
Banco Santander Brasil SA	17,518	135,698
BrasilAgro - Company Brasileira de Propriedades Agricolas	4,600	30,782
Camil Alimentos SA	10,600	21,485
Cia Brasileira de Distribuicao	10,547	53,499
Cia Siderurgica Nacional SA	27,119	148,267
Cia Siderurgica Nacional SA, ADR	9,153	49,609
Cielo SA	59,300	38,736
Cogna Educacao (A)	186,166	110,658
Construtora Tenda SA	4,000	7,208
Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,823	65,474
Direcional Engenharia SA	8,400	21,454
Embraer SA (A)	48,415	152,128
Enauta Participacoes SA	16,860	73,445
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Getnet Adquirencia e Servicos para Meios de Pagamento SA	4,379	$3,357
Guararapes Confeccoes SA	4,400	10,656
International Meal Company Alimentacao SA (A)	26,670	16,749
Iochpe Maxion SA	11,411	30,798
JBS SA	65,990	516,022
JHSF Participacoes SA	28,427	39,228
M Dias Branco SA	5,032	26,021
Marisa Lojas SA (A)	19,338	13,160
MRV Engenharia e Participacoes SA	15,337	41,394
Natura & Company Holding SA (A)	36,732	200,978
Petroleo Brasileiro SA	349,947	2,590,213
Positivo Tecnologia SA	9,000	17,486
Sao Carlos Empreendimentos e Participacoes SA	5,205	41,423
TIM SA	55,934	162,008
Trisul SA	13,137	13,410
Tupy SA	9,951	37,308
Ultrapar Participacoes SA	3,860	11,472
Usinas Siderurgicas de Minas Gerais SA	14,738	40,366
Vale SA	165,550	3,324,178
		8,644,671
Chile - 0.5%
Banco de Credito e Inversiones SA (A)	749	26,940
Camanchaca SA (A)	214,992	11,686
CAP SA	5,458	84,380
Cementos BIO BIO SA	16,447	15,688
Cencosud SA	133,449	262,714
Cristalerias de Chile SA	3,626	14,819
Empresa Nacional de Telecomunicaciones SA	15,564	67,952
Empresas CMPC SA	53,560	99,036
Empresas COPEC SA	22,640	187,294
Empresas Hites SA	46,731	8,300
Enel Americas SA	845,521	102,003
Grupo Security SA	147,513	23,711
Hortifrut SA	9,101	9,281
Inversiones Aguas Metropolitanas SA	42,648	21,533
Itau CorpBanca Chile SA	10,081,598	22,382
Masisa SA (A)	321,066	6,607
PAZ Corp. SA	16,523	7,015
Ripley Corp. SA	137,631	24,814
Salfacorp SA	54,622	18,475
Sigdo Koppers SA	50,989	51,227
SMU SA	43,046	4,902
Sociedad Matriz SAAM SA	670,600	46,853
Socovesa SA	113,429	14,248
SONDA SA	17,248	6,877
		1,138,737
China - 23.9%
360 Security Technology, Inc. (A)	30,100	47,142
361 Degrees International, Ltd. (A)	119,000	60,397
3SBio, Inc. (A)(B)	146,500	119,137
AAC Technologies Holdings, Inc. (C)	79,500	188,928
Addsino Company, Ltd., Class A	9,800	16,731
Agile Group Holdings, Ltd.	157,000	79,003
Agricultural Bank of China, Ltd., H Shares	1,681,000	642,618
Air China, Ltd., H Shares (A)	80,000	55,615
Alibaba Group Holding, Ltd. (A)	174,600	2,382,716
Allmed Medical Products Company, Ltd., Class A	6,100	12,279
Aluminum Corp. of China, Ltd., H Shares (A)	372,000	215,319

51

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Angang Steel Company, Ltd., H Shares	193,800	$88,466
Anhui Conch Cement Company, Ltd., H Shares	130,000	664,882
Anhui Guangxin Agrochemical Company, Ltd., Class A	3,200	16,020
Anhui Truchum Advanced Materials & Technology Company, Ltd., Class A	12,200	17,786
Anhui Zhongding Sealing Parts Company, Ltd., Class A	9,200	21,573
Anton Oilfield Services Group (A)(C)	284,000	15,837
Aoshikang Technology Company, Ltd., Class A	2,300	22,198
Asia Cement China Holdings Corp.	65,000	41,597
AsiaInfo Technologies, Ltd. (B)	6,800	11,935
Avary Holding Shenzhen Company, Ltd., Class A	4,500	20,344
AVIC Industry-Finance Holdings Company, Ltd., Class A	40,100	26,093
AviChina Industry & Technology Company, Ltd., H Shares	230,000	126,956
BAIC Motor Corp., Ltd., H Shares (B)	207,000	68,977
Baidu, Inc., ADR (A)	14,201	1,878,792
Baidu, Inc., Class A (A)	15,600	275,319
BAIOO Family Interactive, Ltd. (B)	126,000	7,645
Bank of Beijing Company, Ltd., Class A	90,000	64,824
Bank of Changsha Company, Ltd., Class A	41,600	50,022
Bank of Chengdu Company, Ltd., Class A	28,200	66,437
Bank of China, Ltd., H Shares	4,993,694	1,992,762
Bank of Chongqing Company, Ltd., H Shares	69,500	42,666
Bank of Communications Company, Ltd., H Shares	705,876	505,349
Bank of Guiyang Company, Ltd., Class A	19,600	19,597
Bank of Hangzhou Company, Ltd., Class A	28,200	62,433
Bank of Jiangsu Company, Ltd., Class A	53,800	59,521
Bank of Nanjing Company, Ltd., Class A	54,200	90,787
Bank of Ningbo Company, Ltd., Class A	36,960	216,550
Bank of Shanghai Company, Ltd., Class A	57,000	59,557
Bank of Suzhou Company, Ltd., Class A	19,100	22,225
Bank of Tianjin Company, Ltd., H Shares (A)	74,000	19,286
Baoshan Iron & Steel Company, Ltd., Class A	156,200	165,730
Baoye Group Company, Ltd., H Shares (A)	22,000	10,319
Baozun, Inc., Class A (A)	1,300	3,706
BBMG Corp., H Shares	220,000	35,519
Beijing Capital Eco-Environment Protection Group Company, Ltd., Class A	50,000	24,723
Beijing Capital International Airport Company, Ltd., H Shares (A)	236,000	137,191
Beijing Dabeinong Technology Group Company, Ltd., Class A	18,200	24,883
Beijing Enlight Media Company, Ltd., Class A	14,200	18,295
Beijing GeoEnviron Engineering & Technology, Inc., Class A	6,000	14,644
Beijing Jetsen Technology Company, Ltd., Class A (A)	27,000	24,915
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Beijing New Building Materials PLC, Class A	12,300	$58,442
Beijing North Star Company, Ltd., H Shares	132,000	19,601
Beijing Orient National Communication Science & Technology Company, Ltd., Class A (A)	10,200	18,059
Beijing Originwater Technology Company, Ltd., Class A	11,500	10,831
Beijing Shougang Company, Ltd., Class A	20,200	16,458
Beijing Shunxin Agriculture Company, Ltd., Class A	3,700	13,548
Beijing Sinnet Technology Company, Ltd., Class A	10,500	21,819
Beijing Thunisoft Corp, Ltd., Class A	6,500	9,842
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (B)	35,000	9,053
Beijing Yanjing Brewery Company, Ltd., Class A	18,000	20,560
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	62,900	47,242
Blue Sail Medical Company, Ltd., Class A	7,100	14,743
Bluefocus Intelligent Communications Group Company, Ltd., Class A	17,200	22,557
BOC International China Company, Ltd., Class A	8,800	18,558
BOE Technology Group Company, Ltd., Class A	248,600	168,074
Bohai Leasing Company, Ltd., Class A (A)	50,900	18,416
Boyaa Interactive International, Ltd. (A)	63,000	3,743
Bright Dairy & Food Company, Ltd., Class A	9,600	17,236
BTG Hotels Group Company, Ltd., Class A (A)	4,500	16,157
BYD Electronic International Company, Ltd.	63,500	125,835
Cabbeen Fashion, Ltd.	40,000	13,841
Caitong Securities Company, Ltd., Class A	25,900	34,450
Cangzhou Mingzhu Plastic Company, Ltd., Class A	15,000	13,336
CECEP Solar Energy Company, Ltd., Class A	13,500	18,547
CECEP Wind-Power Corp., Class A	19,600	14,132
Central China Management Company, Ltd.	113,732	17,854
Central China Real Estate, Ltd.	113,732	10,940
Changjiang Securities Company, Ltd., Class A	20,700	20,235
Changsha Broad Homes Industrial Group Company, Ltd., H Shares (A)(B)	9,000	11,158
Chaowei Power Holdings, Ltd.	88,000	17,955
Cheetah Mobile, Inc., ADR (A)	4,594	4,454
Chengtun Mining Group Company, Ltd., Class A	12,000	16,100
Chengzhi Company, Ltd., Class A (A)	5,100	10,394
China BlueChemical, Ltd., H Shares	242,000	82,570
China Bohai Bank Company, Ltd., H Shares (B)	111,000	18,407
China Cinda Asset Management Company, Ltd., H Shares	742,000	126,412

52

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China CITIC Bank Corp., Ltd., H Shares	730,775	$368,766
China Coal Energy Company, Ltd., H Shares	178,000	133,095
China Communications Services Corp., Ltd., H Shares	217,200	97,938
China Conch Environment Protection Holdings, Ltd. (A)	109,000	136,367
China Conch Venture Holdings, Ltd.	109,000	317,756
China Construction Bank Corp., H Shares	8,153,000	6,107,122
China CSSC Holdings, Ltd., Class A	14,900	40,432
China Development Bank Financial Leasing Company, Ltd., H Shares (B)	122,000	17,788
China Dili Group (A)	190,600	52,620
China Dongxiang Group Company, Ltd.	361,000	22,925
China East Education Holdings, Ltd. (A)(B)	45,000	25,942
China Eastern Airlines Corp., Ltd., H Shares (A)(C)	76,000	25,442
China Electronics Optics Valley Union Holding Company, Ltd.	308,000	14,877
China Energy Engineering Corp., Ltd., H Shares	162,000	22,772
China Everbright Bank Company, Ltd., H Shares	248,000	93,569
China Express Airlines Company, Ltd., Class A	8,200	13,243
China Galaxy Securities Company, Ltd., H Shares	301,000	167,898
China Great Wall Securities Company, Ltd., Class A	11,800	17,611
China Hanking Holdings, Ltd.	61,000	11,733
China Harmony Auto Holding, Ltd.	105,500	53,430
China Hongqiao Group, Ltd. (C)	249,000	327,123
China Huarong Asset Management Company, Ltd., H Shares (A)(B)	1,070,000	49,858
China Huiyuan Juice Group, Ltd. (A)(D)	212,500	13,700
China International Marine Containers Group Company, Ltd., H Shares	64,700	105,304
China Jushi Company, Ltd., Class A	18,200	43,486
China Kepei Education Group, Ltd. (C)	68,000	19,060
China Lesso Group Holdings, Ltd.	133,000	159,633
China Life Insurance Company, Ltd., H Shares	259,000	394,593
China Lilang, Ltd.	72,000	34,781
China Maple Leaf Educational Systems, Ltd. (A)(C)	222,000	11,728
China Medical System Holdings, Ltd.	146,000	227,701
China Meheco Company, Ltd., Class A	4,400	25,209
China Merchants Bank Company, Ltd., H Shares	248,000	1,930,538
China Merchants Energy Shipping Company, Ltd., Class A	24,100	17,845
China Merchants Property Operation & Service Company, Ltd., Class A	4,300	11,951
China Merchants Securities Company, Ltd., H Shares (B)	29,480	34,502
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	19,600	46,827
China Minsheng Banking Corp., Ltd., H Shares (C)	371,400	139,313
China Modern Dairy Holdings, Ltd. (C)	171,000	27,563
China Molybdenum Company, Ltd., H Shares	159,000	81,740
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China National Accord Medicines Corp., Ltd., Class A	2,100	$11,174
China National Building Material Company, Ltd., H Shares	539,450	663,547
China National Chemical Engineering Company, Ltd., Class A	23,400	35,355
China National Medicines Corp, Ltd., Class A	3,200	14,773
China National Nuclear Power Company, Ltd., Class A	99,100	125,984
China New Higher Education Group, Ltd. (B)	88,000	27,742
China Oilfield Services, Ltd., H Shares	182,000	184,919
China Oriental Group Company, Ltd.	164,000	46,434
China Pacific Insurance Group Company, Ltd., H Shares	220,200	532,774
China Petroleum & Chemical Corp., ADR	6,198	306,925
China Petroleum & Chemical Corp., H Shares	1,262,000	627,116
China Railway Group, Ltd., H Shares	338,000	188,256
China Railway Signal & Communication Corp., Ltd., H Shares (B)	166,000	52,658
China Reinsurance Group Corp., H Shares	554,000	50,568
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	6,300	16,850
China Resources Medical Holdings Company, Ltd.	103,000	61,440
China Resources Pharmaceutical Group, Ltd. (B)	195,500	101,370
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	5,700	40,662
China Sanjiang Fine Chemicals Company, Ltd.	105,000	23,601
China SCE Group Holdings, Ltd.	229,200	41,206
China Shanshui Cement Group, Ltd. (A)	117,000	34,954
China Shenhua Energy Company, Ltd., H Shares	307,500	978,834
China Shineway Pharmaceutical Group, Ltd.	32,000	25,532
China Silver Group, Ltd. (A)	94,000	7,044
China South Publishing & Media Group Company, Ltd., Class A	14,900	22,214
China Southern Airlines Company, Ltd., H Shares (A)	132,000	76,282
China State Construction Engineering Corp., Ltd., Class A	265,600	226,859
China Sunshine Paper Holdings Company, Ltd. (A)	31,500	9,404
China Taifeng Beddings Holdings, Ltd. (A)(D)	204,000	12,657
China Tower Corp., Ltd., H Shares (B)	3,970,000	444,411
China TransInfo Technology Company, Ltd., Class A	9,500	15,939
China Tungsten And Hightech Materials Company, Ltd., Class A (A)	8,600	15,300
China Vanke Company, Ltd., H Shares	182,692	410,925
China XLX Fertiliser, Ltd.	58,000	55,948
China Yongda Automobiles Services Holdings, Ltd.	101,000	109,117
China Yuhua Education Corp., Ltd. (B)	162,000	36,339

53

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China ZhengTong Auto Services Holdings, Ltd. (A)	160,000	$10,303
China Zheshang Bank Company, Ltd., H Shares	42,000	17,640
China Zhongwang Holdings, Ltd. (A)(D)	196,800	42,208
Chinese Universe Publishing and Media Group Company, Ltd., Class A	6,200	11,001
Chongqing Changan Automobile Company, Ltd., Class A	26,300	46,600
Chongqing Rural Commercial Bank Company, Ltd., H Shares	282,000	110,584
Chow Tai Seng Jewellery Company, Ltd., Class A	3,700	7,877
CIFI Holdings Group Company, Ltd.	358,449	208,894
CITIC Securities Company, Ltd., H Shares	142,025	325,536
CITIC, Ltd.	420,130	464,744
CMGE Technology Group, Ltd. (A)	30,000	8,638
CMST Development Company, Ltd., Class A	21,400	17,989
CNHTC Jinan Truck Company, Ltd., Class A	6,000	11,546
CNOOC Energy Technology & Services, Ltd., Class A	33,000	13,615
COFCO Biotechnology Company, Ltd., Class A	15,200	22,794
Cogobuy Group (A)(B)	74,000	18,666
Colour Life Services Group Company, Ltd. (A)	6,169	481
Consun Pharmaceutical Group, Ltd.	19,000	9,190
COSCO SHIPPING Development Company, Ltd., H Shares	434,000	87,311
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	168,000	77,654
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	30,000	51,580
Cosmo Lady China Holdings Company, Ltd. (A)(B)	29,000	1,509
Country Garden Holdings Company, Ltd.	879,155	672,999
CPMC Holdings, Ltd.	76,000	40,052
CSG Holding Company, Ltd., Class A	13,900	16,143
CT Environmental Group, Ltd. (A)(D)	164,000	2,491
CTS International Logistics Corp, Ltd., Class A	8,000	14,697
DaFa Properties Group, Ltd.	27,000	13,390
Dali Foods Group Company, Ltd. (B)	180,500	94,165
Dexin China Holdings Company, Ltd. (A)	66,000	25,348
DHC Software Company, Ltd., Class A	10,800	12,016
Dian Diagnostics Group Company, Ltd., Class A	2,300	10,485
Digital China Information Service Company, Ltd., Class A	7,800	15,304
Dong-E-E-Jiao Company, Ltd., Class A	2,100	11,185
Dongfang Electric Corp., Ltd., H Shares	29,000	32,107
Dongfeng Motor Group Company, Ltd., H Shares	210,000	157,086
Dongxing Securities Company, Ltd., Class A	12,000	18,393
Dongyue Group, Ltd.	87,000	117,863
DouYu International Holdings, Ltd., ADR (A)	3,398	7,068
E-Commodities Holdings, Ltd.	252,000	60,000
E-House China Enterprise Holdings, Ltd.	75,000	8,316
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Everbright Securities Company, Ltd., H Shares (B)	25,600	$17,431
Fang Holdings, Ltd., ADR (A)	10	35
Fangda Carbon New Material Company, Ltd., Class A	13,200	17,463
Fangda Special Steel Technology Company, Ltd., Class A	8,800	11,907
FAW Jiefang Group Company, Ltd., Class A	9,300	12,626
Fiberhome Telecommunication Technologies Company, Ltd., Class A	5,000	11,878
FinVolution Group, ADR	6,795	26,976
First Capital Securities Company, Ltd., Class A	18,600	17,118
Fosun International, Ltd.	195,460	211,259
Founder Securities Company, Ltd., Class A	31,500	33,350
Foxconn Industrial Internet Company, Ltd., Class A	49,400	78,847
Fu Shou Yuan International Group, Ltd.	103,000	75,646
Fufeng Group, Ltd. (A)	208,200	82,113
Fujian Star-net Communication Company, Ltd., Class A	5,700	18,195
Fujian Sunner Development Company, Ltd., Class A (A)	6,700	20,859
Gan & Lee Pharmaceuticals Company, Ltd., Class A	2,800	22,996
Gansu Shangfeng Cement Company, Ltd., Class A	8,400	28,854
GDS Holdings, Ltd., Class A (A)	21,200	102,631
GEM Company, Ltd., Class A	25,800	33,842
Gemdale Corp., Class A	16,600	37,378
Genertec Universal Medical Group Company, Ltd. (B)	99,000	64,874
GF Securities Company, Ltd., H Shares	69,200	97,416
Giant Network Group Company, Ltd., Class A	8,000	12,678
Glory Land Company, Ltd. (A)	84,000	2,372
Grand Baoxin Auto Group, Ltd. (A)	219,500	14,482
Grandjoy Holdings Group Company, Ltd., Class A (A)	22,500	16,605
Greatview Aseptic Packaging Company, Ltd.	44,000	12,425
Gree Electric Appliances, Inc. of Zhuhai, Class A	20,300	102,906
Greenland Holdings Corp., Ltd., Class A	35,400	30,036
Greenland Hong Kong Holdings, Ltd.	88,000	19,754
Greentown China Holdings, Ltd.	102,500	185,411
GRG Banking Equipment Company, Ltd., Class A	6,800	11,325
Guangdong Tapai Group Company, Ltd., Class A	13,200	22,822
Guangdong Xinbao Electrical Appliances Holdings Company, Ltd., Class A	5,400	14,139
Guanghui Energy Company, Ltd., Class A (A)	34,100	43,881
Guangshen Railway Company, Ltd., H Shares (A)	211,600	35,755
Guangxi Liugong Machinery Company, Ltd., Class A	12,000	12,237
Guangxi Wuzhou Zhongheng Group Company, Ltd., Class A	44,700	24,355
Guangzhou Automobile Group Company, Ltd., H Shares	184,000	151,722

54

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	16,000	$42,053
Guangzhou Haige Communications Group, Inc. Company, Class A	9,600	15,421
Guangzhou R&F Properties Company, Ltd., H Shares (C)	201,600	71,089
Guangzhou Yuexiu Financial Holdings Group Company, Ltd., Class A	17,000	21,271
Guizhou Panjiang Refined Coal Company, Ltd., Class A	18,700	25,323
Guizhou Xinbang Pharmaceutical Company, Ltd., Class A (A)	10,700	10,900
Guosen Securities Company, Ltd., Class A	35,700	55,745
Guotai Junan Securities Company, Ltd., H Shares (B)	34,600	46,431
Guoyuan Securities Company, Ltd., Class A	17,400	19,539
Haier Smart Home Company, Ltd., H Shares	78,800	251,962
Haitian International Holdings, Ltd.	70,000	180,504
Haitong Securities Company, Ltd., H Shares	188,000	142,863
Hang Zhou Great Star Industrial Company, Ltd., Class A (A)	4,300	11,124
Hangcha Group Company, Ltd., Class A	5,800	12,200
Hangzhou Binjiang Real Estate Group Company, Ltd., Class A	20,300	21,918
Hangzhou Oxygen Plant Group Company, Ltd., Class A	5,100	22,962
Hangzhou Robam Appliances Company, Ltd., Class A	4,400	20,143
Harbin Bank Company, Ltd., H Shares (A)(B)	74,000	7,052
Harbin Electric Company, Ltd., H Shares (A)	84,000	23,746
HBIS Resources Company, Ltd., Class A	4,700	10,652
HC Group, Inc. (A)	98,000	6,576
Heilongjiang Agriculture Company, Ltd., Class A	9,100	21,684
Hello Group, Inc., ADR	17,548	101,427
Henan Shenhuo Coal & Power Company, Ltd., Class A	6,200	13,597
Hengan International Group Company, Ltd.	70,000	322,544
Hengdian Group DMEGC Magnetics Company, Ltd., Class A	10,000	21,187
Hengli Petrochemical Company, Ltd., Class A	35,401	115,464
Hengtong Optic-electric Company, Ltd., Class A	4,800	9,767
Hengyi Petrochemical Company, Ltd., Class A	23,800	31,817
Hesteel Company, Ltd., Class A	54,700	20,449
Hiroca Holdings, Ltd.	8,000	15,304
Hisense Home Appliances Group Company, Ltd., H Shares	39,000	36,816
Hongda Xingye Company, Ltd., Class A	28,900	22,093
Honghua Group, Ltd. (A)	367,000	11,131
Hongta Securities Company, Ltd., Class A	15,496	25,321
Honworld Group, Ltd. (A)(B)(D)	56,000	19,753
Hope Education Group Company, Ltd. (B)	352,000	32,770
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Huadong Medicine Company, Ltd., Class A	4,620	$24,223
Huafon Chemical Company, Ltd., Class A	21,100	30,138
Huaibei Mining Holdings Company, Ltd., Class A	10,300	25,575
Huapont Life Sciences Company, Ltd., Class A	10,700	10,310
Huatai Securities Company, Ltd., H Shares (B)	97,000	148,439
Huaxi Securities Company, Ltd., Class A	7,000	9,224
Huaxia Bank Company, Ltd., Class A	65,400	57,156
Huaxin Cement Company, Ltd., Class A	7,100	22,059
Huayu Automotive Systems Company, Ltd., Class A	14,900	46,597
Hubei Biocause Pharmaceutical Company, Ltd., Class A	20,900	10,417
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	7,400	30,594
Hubei Xingfa Chemicals Group Company, Ltd., Class A	4,100	21,368
Huishang Bank Corp., Ltd., H Shares (A)	63,300	20,532
Humanwell Healthcare Group Company, Ltd., Class A	12,500	33,899
Hunan Valin Steel Company, Ltd., Class A	44,000	37,951
HUYA, Inc., ADR (A)	2,157	9,642
Hytera Communications Corp, Ltd., Class A	14,800	12,456
iDreamSky Technology Holdings, Ltd. (A)(B)	32,000	18,167
Industrial & Commercial Bank of China, Ltd., H Shares	3,497,000	2,143,844
Industrial Bank Company, Ltd., Class A	131,700	426,684
Industrial Securities Company, Ltd., Class A	29,200	35,178
Inke, Ltd. (A)	75,000	14,943
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	166,200	58,083
Inner Mongolia Dian Tou Energy Corp, Ltd., Class A	8,600	23,414
Inner Mongolia ERDOS Resources Company, Ltd., Class A	4,500	18,082
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	43,700	31,501
Inner Mongolia Xingye Mining Company, Ltd., Class A (A)	13,800	16,422
Inner Mongolia Yitai Coal Company, Ltd., H Shares	25,700	29,896
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A (A)	18,500	28,373
Inspur Electronic Information Industry Company, Ltd., Class A	9,300	39,654
Intco Medical Technology Company, Ltd., Class A	3,200	23,267
JCET Group Company, Ltd., Class A	10,100	38,867
JD.com, Inc., Class A (A)	900	25,573
JH Educational Technology, Inc. (A)	42,000	17,696
Jiangsu Changshu Rural Commercial Bank Company, Ltd., Class A	18,200	22,099
Jiangsu Guotai International Group Company, Ltd., Class A	7,600	11,638
Jiangsu Jiangyin Rural Commercial Bank Company, Ltd., Class A	17,900	12,105

55

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jiangsu Linyang Energy Company, Ltd., Class A	13,300	$17,982
Jiangsu Provincial Agricultural Reclamation and Development Corp.	11,200	24,739
Jiangsu Shagang Company, Ltd., Class A	27,000	23,996
Jiangsu Shuangxing Color Plastic New Materials Company, Ltd., Class A	5,200	13,258
Jiangsu Zhangjiagang Rural Commercial Bank Company, Ltd., Class A	13,900	13,612
Jiangsu Zhongnan Construction Group Company, Ltd., Class A	31,500	21,693
Jiangsu Zhongtian Technology Company, Ltd., Class A	17,400	46,347
Jiangxi Copper Company, Ltd., H Shares	99,000	163,753
Jiangxi Zhengbang Technology Company, Ltd., Class A	14,100	17,058
Jilin Aodong Pharmaceutical Group Company, Ltd., Class A	4,700	13,078
Jingrui Holdings, Ltd. (A)(C)	69,000	14,591
JinkoSolar Holding Company, Ltd., ADR (A)(C)	4,563	220,347
Jinneng Science&Technology Company, Ltd., Class A	8,700	16,978
Jizhong Energy Resources Company, Ltd., Class A	18,200	20,201
JNBY Design, Ltd.	11,000	13,053
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	11,400	21,942
Jointown Pharmaceutical Group Company, Ltd., Class A	7,700	16,092
Juneyao Airlines Company, Ltd., Class A	6,700	14,381
Kaisa Prosperity Holdings, Ltd. (A)	4,000	4,144
Kangda International Environmental Company, Ltd. (A)(B)	140,000	12,460
Kasen International Holdings, Ltd. (A)	119,000	9,478
Keshun Waterproof Technologies Company, Ltd., Class A	10,700	19,471
Kingfa Sci & Tech Company, Ltd., Class A	12,500	19,132
Kingsoft Corp., Ltd.	93,600	298,179
Kunlun Tech Company, Ltd., Class A	3,100	8,187
KWG Group Holdings, Ltd.	154,013	62,919
KWG Living Group Holdings, Ltd.	88,506	32,626
LB Group Company, Ltd., Class A	13,400	48,575
Legend Holdings Corp., H Shares (B)	66,200	82,715
Lenovo Group, Ltd.	182,000	197,153
Lens Technology Company, Ltd., Class A	31,900	58,387
Leo Group Company, Ltd., Class A	58,700	19,250
Lepu Medical Technology Beijing Company, Ltd., Class A	12,600	39,842
LexinFintech Holdings, Ltd., ADR (A)	14,967	39,214
Leyard Optoelectronic Company, Ltd., Class A	9,800	10,926
Liaoning Cheng Da Company, Ltd., Class A	7,000	17,607
Liaoning Port Company, Ltd., H Shares	204,000	18,701
Lier Chemical Company, Ltd., Class A	3,900	17,525
Lingyi iTech Guangdong Company, Class A (A)	40,900	32,597
Livzon Pharmaceutical Group, Inc., H Shares	17,400	62,123
Logan Group Company, Ltd. (C)	166,000	46,825
Longfor Group Holdings, Ltd. (B)	158,500	810,755
Lonking Holdings, Ltd.	277,000	75,309
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Luxi Chemical Group Company, Ltd., Class A	14,600	$41,027
Luye Pharma Group, Ltd. (A)(B)	235,000	89,407
Maanshan Iron & Steel Company, Ltd., H Shares	108,000	43,116
Maoyan Entertainment (A)(B)	19,400	16,019
Mayinglong Pharmaceutical Group Company, Ltd., Class A	5,200	18,635
Metallurgical Corp. of China, Ltd., H Shares	185,000	49,649
Ming Yang Smart Energy Group, Ltd., Class A	9,200	31,944
Minth Group, Ltd.	84,000	204,680
MLS Company, Ltd., Class A	9,700	17,583
Monalisa Group Company, Ltd., Class A	6,100	17,129
NanJi E-Commerce Company, Ltd., Class A	28,484	24,331
Nanjing Iron & Steel Company, Ltd., Class A	38,000	21,532
Nanjing Securities Company, Ltd., Class A	15,100	19,476
NavInfo Company, Ltd., Class A (A)	11,700	25,632
NetDragon Websoft Holdings, Ltd.	17,000	35,374
New China Life Insurance Company, Ltd., H Shares	86,800	240,753
New Hope Liuhe Company, Ltd., Class A (A)	16,500	43,969
Newland Digital Technology Company, Ltd., Class A	4,600	12,142
Ningbo Huaxiang Electronic Company, Ltd., Class A	6,500	16,544
Ningbo Joyson Electronic Corp., Class A	8,100	17,924
Ningbo Sanxing Medical Electric Company, Ltd., Class A	4,500	7,771
Ningbo Zhoushan Port Company, Ltd., Class A	17,900	11,055
Ningxia Baofeng Energy Group Company, Ltd., Class A	15,500	36,121
North Industries Group Red Arrow Company, Ltd., Class A (A)	6,800	24,029
Northeast Securities Company, Ltd., Class A	10,520	12,774
NVC International Holdings, Ltd. (A)	267,000	5,286
Offshore Oil Engineering Company, Ltd., Class A	30,700	20,606
OFILM Group Company, Ltd., Class A (A)	9,000	10,054
Orient Securities Company, Ltd., H Shares (B)	42,000	27,274
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	42,500	24,915
PCI Technology Group Company, Ltd., Class A	17,100	19,998
Pengdu Agriculture & Animal Husbandry Company, Ltd., Class A (A)	44,000	23,427
Perfect World Company, Ltd., Class A	9,000	18,104
PetroChina Company, Ltd., H Shares	1,992,000	1,011,571
PICC Property & Casualty Company, Ltd., H Shares	548,000	558,026
Ping An Bank Company, Ltd., Class A	90,100	217,385
Ping An Insurance Group Company of China, Ltd., H Shares	482,000	3,369,693
Pingdingshan Tianan Coal Mining Company, Ltd., Class A	15,000	40,478

56

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Postal Savings Bank of China Company, Ltd., H Shares (B)(C)	489,000	$393,766
Power Construction Corp. of China, Ltd., Class A	61,800	70,649
Powerlong Real Estate Holdings, Ltd.	178,000	46,617
Q Technology Group Company, Ltd.	37,000	28,320
Qingdao Port International Company, Ltd., H Shares (B)	19,000	9,703
Qingdao Rural Commercial Bank Corp., Class A	34,400	19,114
Qingling Motors Company, Ltd., H Shares	128,000	24,020
Qunxing Paper Holdings Company, Ltd. (A)(D)	634,371	0
Red Star Macalline Group Corp., Ltd., H Shares (A)(B)	62,480	27,863
Redco Properties Group, Ltd. (B)(C)	96,000	29,721
Redsun Properties Group, Ltd. (C)	93,000	30,966
Renhe Pharmacy Company, Ltd., Class A	14,800	18,272
Risen Energy Company, Ltd., Class A	2,800	10,173
RiseSun Real Estate Development Company, Ltd., Class A	16,000	11,224
Ronshine China Holdings, Ltd. (A)(C)	61,500	18,211
SAIC Motor Corp., Ltd., Class A	32,700	87,217
Sailun Group Company, Ltd., Class A	14,200	21,924
Sansteel Minguang Company, Ltd., Class A	16,900	18,996
Sany Heavy Equipment International Holdings Company, Ltd.	99,000	102,524
Sany Heavy Industry Company, Ltd., Class A	52,400	143,881
SDIC Capital Company, Ltd., Class A	14,700	16,264
Sealand Securities Company, Ltd., Class A	25,200	14,813
Seazen Group, Ltd. (A)	251,428	134,201
Seazen Holdings Company, Ltd., Class A	14,800	74,764
Shaanxi Coal Industry Company, Ltd., Class A	59,000	152,700
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	18,100	34,221
Shandong Bohui Paper Industrial Company, Ltd., Class A	7,000	9,830
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	3,600	13,502
Shandong Chenming Paper Holdings, Ltd., H Shares (C)	41,000	16,197
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	5,200	15,797
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	14,600	74,609
Shandong Linglong Tyre Company, Ltd., Class A	8,600	29,807
Shandong Longda Meishi Company, Ltd., Class A	6,800	10,248
Shandong Molong Petroleum Machinery Company, Ltd., H Shares (A)	33,600	15,774
Shandong Nanshan Aluminum Company, Ltd., Class A	48,800	31,072
Shandong Sun Paper Industry JSC, Ltd., Class A	13,600	24,335
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	252,000	267,653
Shanghai AJ Group Company, Ltd., Class A	21,300	22,037
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Bailian Group Company, Ltd., Class A	13,400	$22,837
Shanghai Construction Group Company, Ltd., Class A	41,000	21,026
Shanghai Electric Group Company, Ltd., H Shares	158,000	41,431
Shanghai Environment Group Company, Ltd., Class A	11,800	19,658
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	5,000	24,231
Shanghai International Airport Company, Ltd., Class A (A)	2,900	22,366
Shanghai International Port Group Company, Ltd., Class A	44,200	38,011
Shanghai Jin Jiang Capital Company, Ltd., H Shares	244,000	94,818
Shanghai Jinjiang International Hotels Company, Ltd., Class A	3,300	25,707
Shanghai Lingang Holdings Corp, Ltd., Class A	7,000	15,521
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., Class A	6,500	11,915
Shanghai Mechanical and Electrical Industry Company, Ltd., Class A	4,400	8,988
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	75,800	145,544
Shanghai Pudong Development Bank Company, Ltd., Class A	121,600	153,016
Shanghai RAAS Blood Products Company, Ltd., Class A	29,400	27,713
Shanghai Sinyang Semiconductor Materials Company, Ltd., Class A	2,800	15,749
Shanghai Tunnel Engineering Company, Ltd., Class A	24,000	19,982
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	7,000	11,198
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	13,300	28,635
Shanxi Coking Coal Energy Group Company, Ltd., Class A	22,900	44,715
Shanxi Coking Company, Ltd., Class A	16,400	15,934
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	11,400	29,825
Shanxi Taigang Stainless Steel Company, Ltd., Class A	40,100	42,234
Shanying International Holding Company, Ltd., Class A	40,100	19,033
Shengjing Bank Company, Ltd., H Shares (A)(B)	17,500	13,964
Shenguan Holdings Group, Ltd.	90,000	5,365
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	143,200	31,862
Shenzhen Agricultural Products Group Company, Ltd., Class A	22,100	21,529
Shenzhen Airport Company, Ltd., Class A (A)	12,200	13,292
Shenzhen Aisidi Company, Ltd., Class A	13,100	17,664
Shenzhen Desay Battery Technology Company, Class A	2,100	12,074
Shenzhen Everwin Precision Technology Company, Ltd., Class A	6,000	9,256
Shenzhen Gas Corp, Ltd., Class A	17,200	19,263
Shenzhen Huaqiang Industry Company, Ltd., Class A	4,300	8,514

57

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shenzhen Jinjia Group Company, Ltd., Class A	11,500	$24,957
Shenzhen Kaifa Technology Company, Ltd., Class A	8,800	15,662
Shenzhen Kinwong Electronic Company, Ltd., Class A	2,900	10,703
Shenzhen MTC Company, Ltd., Class A (A)	26,800	15,340
Shenzhen Overseas Chinese Town Company, Ltd., Class A	44,000	50,888
Shenzhen Suntak Circuit Technology Company, Ltd., Class A	8,500	16,027
Shenzhen YUTO Packaging Technology Company, Ltd., Class A	2,400	9,843
Shenzhen Zhongjin Lingnan Nonfemet Company, Ltd., Class A	16,500	11,459
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	8,800	46,277
Shui On Land, Ltd.	390,961	59,526
Sichuan Development Lomon Company, Ltd., Class A (A)	12,700	20,881
Sichuan Hebang Biotechnology Company, Ltd., Class A	32,700	18,024
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	11,400	31,044
Sichuan Road & Bridge Company, Ltd., Class A	26,700	43,743
Sihuan Pharmaceutical Holdings Group, Ltd. (C)	177,000	35,051
Sinolink Securities Company, Ltd., Class A	14,300	21,557
Sino-Ocean Group Holding, Ltd.	333,973	70,626
Sinopec Engineering Group Company, Ltd., H Shares	129,000	65,715
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	300,000	62,159
Sinopharm Group Company, Ltd., H Shares	156,800	355,944
Sinosoft Technology Group, Ltd.	104,000	7,641
Sinotrans, Ltd., H Shares	242,000	75,142
Sinotruk Hong Kong, Ltd.	85,500	129,852
Skyfame Realty Holdings, Ltd.	286,000	25,568
SOHO China, Ltd. (A)	247,000	47,695
SooChow Securities Company, Ltd., Class A	19,110	22,462
Southwest Securities Company, Ltd., Class A	28,700	19,606
Suning Universal Company, Ltd., Class A (A)	15,000	10,512
Suning.com Company, Ltd., Class A (A)	26,300	14,270
Sunshine 100 China Holdings, Ltd. (A)(B)	77,000	3,660
Suzhou Anjie Technology Company, Ltd., Class A	7,300	14,136
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	11,700	34,204
Suzhou Gold Mantis Construction Decoration Company, Ltd., Class A	21,200	18,212
Tangshan Jidong Cement Company, Ltd., Class A	11,000	20,691
TangShan Port Group Company, Ltd., Class A	52,100	24,404
Tangshan Sanyou Chemical Industries Company, Ltd., Class A	14,700	18,511
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
TBEA Company, Ltd., Class A	22,600	$72,033
TCL Technology Group Corp., Class A	98,900	76,155
Ten Pao Group Holdings, Ltd.	80,000	18,534
Tencent Music Entertainment Group, ADR (A)	44,713	217,752
Tenwow International Holdings, Ltd. (A)(D)	121,000	4,402
The People's Insurance Company Group of China, Ltd., H Shares	514,000	167,705
Tian Di Science & Technology Company, Ltd., Class A	33,600	25,919
Tian Ge Interactive Holdings, Ltd. (A)(B)	44,000	4,525
Tiangong International Company, Ltd.	108,000	43,823
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	24,000	10,200
Tianjin Chase Sun Pharmaceutical Company, Ltd., Class A	20,700	25,885
Tianjin Guangyu Development Company, Ltd., Class A	7,500	20,061
Tianli Education International Holdings, Ltd.	150,000	14,582
Tianma Microelectronics Company, Ltd., Class A	10,200	16,724
Tianneng Power International, Ltd. (C)	78,000	66,641
Tianyun International Holdings, Ltd. (A)	54,000	10,509
Times China Holdings, Ltd.	28,000	9,262
Tingyi Cayman Islands Holding Corp.	18,000	30,183
Tong Ren Tang Technologies Company, Ltd., H Shares	62,000	52,516
Tongcheng Travel Holdings, Ltd. (A)	74,000	130,392
TongFu Microelectronics Company, Ltd., Class A	7,500	19,468
Tongkun Group Company, Ltd., Class A	12,900	35,347
Tongling Nonferrous Metals Group Company, Ltd., Class A	72,500	42,184
Topsec Technologies Group, Inc., Class A	7,000	12,417
Transfar Zhilian Company, Ltd., Class A	16,500	16,332
TravelSky Technology, Ltd., H Shares	32,000	45,905
Trigiant Group, Ltd. (A)	158,000	9,534
Trip.com Group, Ltd. (A)(C)	750	17,509
Trip.com Group, Ltd., ADR (A)	35,226	814,425
Uni-President China Holdings, Ltd.	120,000	104,135
Unisplendour Corp., Ltd., Class A	11,600	35,589
Universal Scientific Industrial Shanghai Company, Ltd., Class A	10,400	19,753
Valiant Company, Ltd., Class A	3,500	9,941
Viomi Technology Company, Ltd., ADR (A)	4,620	8,039
Vipshop Holdings, Ltd., ADR (A)	43,158	388,422
Virscend Education Company, Ltd. (B)(C)(D)	59,000	3,118
VNET Group, Inc., ADR (A)	4,419	25,763
Wangsu Science & Technology Company, Ltd., Class A	23,700	22,170
Want Want China Holdings, Ltd.	58,000	53,519
Wanxiang Qianchao Company, Ltd., Class A	23,700	20,203
Wasu Media Holding Company, Ltd., Class A	8,900	11,317
Weibo Corp., ADR (A)	540	13,235
Weichai Power Company, Ltd., H Shares	193,000	302,508
Weifu High-Technology Group Company, Ltd., Class A	4,400	13,711

58

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Weiqiao Textile Company, H Shares	73,500	$21,652
Wens Foodstuffs Group Company, Ltd., Class A	15,000	52,000
West China Cement, Ltd.	298,000	47,317
Western Securities Company, Ltd., Class A	28,800	32,689
Wisdom Education International Holdings Company, Ltd.	122,000	4,595
Wolong Electric Group Company, Ltd., Class A	10,400	21,371
Wuchan Zhongda Group Company, Ltd., Class A	41,000	34,349
Wuxi Taiji Industry Company, Ltd., Class A	16,400	18,506
XCMG Construction Machinery Company, Ltd., Class A	26,000	21,037
Xiabuxiabu Catering Management China Holdings Company, Ltd. (A)(B)	62,500	31,325
Xiamen C & D, Inc., Class A	9,700	19,385
Xiamen International Port Company, Ltd., H Shares	260,000	27,685
Xiamen ITG Group Corp, Ltd., Class A	18,100	22,003
Xiamen Tungsten Company, Ltd., Class A	6,100	17,699
Xiamen Xiangyu Company, Ltd., Class A	17,400	24,058
Xinfengming Group Company, Ltd., Class A	8,700	15,743
Xingda International Holdings, Ltd.	147,515	26,604
Xingfa Aluminium Holdings, Ltd.	29,000	39,067
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	51,000	36,917
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (C)	47,000	70,387
Xinjiang Zhongtai Chemical Company, Ltd., Class A	8,100	11,496
Xinte Energy Company, Ltd., H Shares	14,400	34,860
Xinxing Ductile Iron Pipes Company, Ltd., Class A	33,500	26,275
Xinyangfeng Agricultural Technology Company, Ltd., Class A	5,900	15,911
Xinyu Iron & Steel Company, Ltd., Class A	24,700	21,891
Xuji Electric Company, Ltd., Class A	5,200	15,524
Yangtze Optical Fibre and Cable Joint Stock Company, Ltd., H Shares (B)	15,500	21,245
Yankuang Energy Group Company, Ltd., H Shares	126,000	372,543
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	2,300	15,153
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (A)(B)(C)	33,400	20,583
Yifan Pharmaceutical Company, Ltd., Class A	5,200	12,174
Yintai Gold Company, Ltd., Class A	9,100	13,355
Yiren Digital, Ltd., ADR (A)	7,156	18,176
Yixintang Pharmaceutical Group Company, Ltd., Class A	2,200	8,213
Yonghui Superstores Company, Ltd., Class A	33,100	21,978
Youngor Group Company, Ltd., Class A	10,400	11,089
YTO Express Group Company, Ltd., Class A	14,800	40,123
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yum China Holdings, Inc.	10,679	$443,606
Yunda Holding Company, Ltd., Class A	10,700	29,572
Yunnan Aluminium Company, Ltd., Class A (A)	16,200	34,539
Yunnan Baiyao Group Company, Ltd., Class A	4,400	56,566
Yunnan Copper Company, Ltd., Class A	10,000	17,588
Yunnan Tin Company, Ltd., Class A (A)	5,500	18,059
Yutong Bus Company, Ltd., Class A	11,900	15,734
Yuzhou Group Holdings Company, Ltd.	341,376	17,503
Zepp Health Corp., ADR	2,968	8,548
Zhaojin Mining Industry Company, Ltd., H Shares	122,500	107,876
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	30,600	30,112
Zhejiang China Commodities City Group Company, Ltd., Class A	28,122	22,210
Zhejiang Chint Electrics Company, Ltd., Class A	11,000	68,123
Zhejiang Dahua Technology Company, Ltd., Class A	14,900	38,657
Zhejiang Glass Company, Ltd., H Shares (A)(D)	162,000	0
Zhejiang Hailiang Company, Ltd., Class A	6,500	10,744
Zhejiang Hisoar Pharmaceutical Company, Ltd., Class A	12,100	13,740
Zhejiang Huace Film & Television Company, Ltd., Class A	11,400	9,088
Zhejiang Jiahua Energy Chemical Industry Company, Ltd., Class A	8,500	13,406
Zhejiang JIULI Hi-tech Metals Company, Ltd., Class A	6,300	14,547
Zhejiang Juhua Company, Ltd., Class A	8,900	18,215
Zhejiang Longsheng Group Company, Ltd., Class A	17,400	29,773
Zhejiang NHU Company, Ltd., Class A	12,000	59,659
Zhejiang Semir Garment Company, Ltd., Class A	15,300	16,338
Zhejiang Wanliyang Company, Ltd., Class A	6,300	7,498
Zhejiang Xianju Pharmaceutical Company, Ltd., Class A	10,900	17,807
Zhejiang Xinan Chemical Industrial Group Company, Ltd., Class A	4,900	20,146
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares (C)	25,400	27,957
Zheshang Securities Company, Ltd., Class A	10,800	17,803
Zhong An Group, Ltd. (A)	409,000	15,333
Zhongji Innolight Company, Ltd., Class A	4,900	24,292
Zhongjin Gold Corp, Ltd., Class A	31,200	38,784
Zhongshan Broad Ocean Motor Company, Ltd., Class A	20,000	19,027
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)	58,000	31,650
Zhuhai Huafa Properties Company, Ltd., Class A	26,900	30,574
Zhuzhou CRRC Times Electric Company, Ltd.	35,300	136,673
Zhuzhou Kibing Group Company, Ltd., Class A	18,700	38,777
Zibo Qixiang Tengda Chemical Company, Ltd., Class A	11,900	15,909

59

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	135,200	$85,357
ZTE Corp., H Shares	62,400	126,401
ZTO Express Cayman, Inc., ADR	7,597	189,925
		59,099,352
Colombia - 0.1%
Cementos Argos SA	24,726	40,828
Grupo Argos SA	33,112	121,811
		162,639
Czech Republic - 0.1%
CEZ AS	1,992	83,551
Komercni banka AS	5,968	231,044
		314,595
Greece - 0.2%
Alpha Services and Holdings SA (A)	98,073	120,400
Bank of Greece	667	13,171
Eurobank Ergasias Services and Holdings SA (A)	158,083	184,943
Fourlis Holdings SA (A)	3,756	15,267
Hellenic Petroleum Holdings SA	4,654	37,819
Motor Oil Hellas Corinth Refineries SA	3,190	49,536
Mytilineos SA	1,367	22,384
National Bank of Greece SA (A)	38,302	141,080
Piraeus Financial Holdings SA (A)	10,904	16,965
		601,565
Hong Kong - 4.3%
AAG Energy Holdings, Ltd. (B)	68,000	10,867
Ajisen China Holdings, Ltd.	147,000	21,394
Anxin-China Holdings, Ltd. (A)(D)	1,648,000	0
APT Satellite Holdings, Ltd.	28,000	8,467
Asian Citrus Holdings, Ltd. (A)	249,000	3,953
Beijing Energy International Holding Company, Ltd. (A)	814,000	25,829
Beijing Enterprises Clean Energy Group, Ltd. (A)	600,000	5,723
Beijing Enterprises Holdings, Ltd.	63,500	200,400
Beijing Enterprises Water Group, Ltd.	532,000	162,763
Brilliance China Automotive Holdings, Ltd. (A)(D)	216,000	55,356
C C Land Holdings, Ltd.	125,126	30,206
C&D International Investment Group, Ltd.	15,260	33,248
CECEP COSTIN New Materials Group, Ltd. (A)(D)	348,000	0
CGN New Energy Holdings Company, Ltd.	150,000	65,247
China Aerospace International Holdings, Ltd.	190,000	12,545
China Aircraft Leasing Group Holdings, Ltd. (C)	23,000	15,934
China Boton Group Company, Ltd. (A)(C)	20,000	8,181
China Education Group Holdings, Ltd.	36,000	30,976
China Everbright Greentech, Ltd. (B)(C)	114,000	32,872
China Everbright, Ltd.	76,000	74,776
China Fiber Optic Network System Group, Ltd. (A)(D)	150,800	5,390
China Foods, Ltd.	74,000	25,504
China Gas Holdings, Ltd.	254,000	323,744
China High Precision Automation Group, Ltd. (A)(D)	18,000	2,137
China High Speed Transmission Equipment Group Company, Ltd. (A)	45,000	27,145
China Jinmao Holdings Group, Ltd.	500,000	147,485
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Longevity Group Company, Ltd. (A)(D)	93,000	$4,880
China Lumena New Materials Corp. (A)(C)(D)	50,900	0
China Merchants Land, Ltd. (A)	260,000	24,050
China Merchants Port Holdings Company, Ltd.	72,622	130,791
China New Town Development Company, Ltd. (A)	300,165	3,293
China Oil & Gas Group, Ltd. (A)	600,000	27,800
China Overseas Grand Oceans Group, Ltd.	191,500	111,201
China Overseas Land & Investment, Ltd.	380,000	1,130,777
China Resources Cement Holdings, Ltd.	282,000	233,765
China Resources Gas Group, Ltd.	86,000	361,963
China Resources Land, Ltd.	344,000	1,592,770
China South City Holdings, Ltd.	498,000	43,493
China Taiping Insurance Holdings Company, Ltd.	178,600	216,637
China Traditional Chinese Medicine Holdings Company, Ltd.	336,000	174,471
China Travel International Investment Hong Kong, Ltd. (A)	314,000	59,327
China Vast Industrial Urban Development Company, Ltd. (B)	36,000	7,888
Chu Kong Shipping Enterprises Group Company, Ltd.	26,000	3,166
CIMC Enric Holdings, Ltd. (C)	70,000	86,535
CITIC Resources Holdings, Ltd. (A)	488,000	32,686
Concord New Energy Group, Ltd.	690,000	63,838
COSCO SHIPPING International Hong Kong Company, Ltd.	59,625	18,280
COSCO SHIPPING Ports, Ltd.	162,371	125,829
Dawnrays Pharmaceutical Holdings, Ltd.	117,000	19,333
Digital China Holdings, Ltd.	73,000	35,406
Far East Horizon, Ltd.	183,000	163,168
GCL-Poly Energy Holdings, Ltd. (A)	927,000	313,195
Geely Automobile Holdings, Ltd.	490,000	759,019
Gemdale Properties & Investment Corp., Ltd.	778,000	82,895
Glorious Property Holdings, Ltd. (A)	88,000	2,221
Glory Sun Financial Group, Ltd. (A)	612,000	9,777
Goldlion Holdings, Ltd.	36,000	7,292
Goldpac Group, Ltd.	46,000	12,526
Grand Pharmaceutical Group, Ltd.	86,000	60,653
Health & Happiness H&H International Holdings, Ltd.	24,500	34,260
Hi Sun Technology China, Ltd. (A)	240,000	30,145
Hopson Development Holdings, Ltd. (C)	91,460	172,858
Hua Han Health Industry Holdings, Ltd. (A)(D)	880,000	23,816
IMAX China Holding, Inc. (B)	7,000	8,370
Jiayuan International Group, Ltd.	111,625	22,345
Jinmao Property Services Company, Ltd. (A)	7,552	4,782
Joy City Property, Ltd.	328,000	13,316
Ju Teng International Holdings, Ltd.	130,000	21,665
Kingboard Holdings, Ltd.	77,130	372,009
Kingboard Laminates Holdings, Ltd.	103,500	168,666
Kunlun Energy Company, Ltd.	380,000	328,410
Lee & Man Paper Manufacturing, Ltd.	129,000	66,931
Lee's Pharmaceutical Holdings, Ltd.	54,000	16,529
Lifestyle China Group, Ltd. (A)	42,000	4,482
LVGEM China Real Estate Investment Company, Ltd. (A)(C)	60,000	6,621

60

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Min Xin Holdings, Ltd.	24,000	$10,704
Mingyuan Medicare Development Company, Ltd. (A)(D)	1,300,000	0
Minmetals Land, Ltd.	118,000	11,509
New World Department Store China, Ltd. (A)	34,000	4,714
Nine Dragons Paper Holdings, Ltd.	185,000	160,644
Overseas Chinese Town Asia Holdings, Ltd. (A)	52,000	7,598
PAX Global Technology, Ltd.	84,000	68,649
Poly Property Group Company, Ltd.	266,453	67,251
Pou Sheng International Holdings, Ltd. (A)	223,000	25,376
Prinx Chengshan Holdings, Ltd.	18,000	17,095
Shanghai Industrial Holdings, Ltd.	37,000	55,506
Shanghai Industrial Urban Development Group, Ltd.	359,400	32,329
Shenzhen International Holdings, Ltd.	135,199	142,206
Shenzhen Investment, Ltd.	373,271	82,961
Shimao Group Holdings, Ltd.	150,000	83,743
Shoucheng Holdings, Ltd.	128,000	18,881
Shougang Fushan Resources Group, Ltd.	272,565	106,366
Silver Grant International Holdings Group, Ltd. (A)	160,000	8,780
Sinofert Holdings, Ltd. (A)	300,000	50,649
Sinopec Kantons Holdings, Ltd.	124,000	42,812
Skyworth Group, Ltd. (A)	175,190	89,141
SSY Group, Ltd.	182,000	81,626
Sun Art Retail Group, Ltd.	22,500	8,133
Symphony Holdings, Ltd.	20,000	2,680
TCL Electronics Holdings, Ltd. (A)	114,600	48,641
The Wharf Holdings, Ltd.	99,000	301,544
Tian An China Investment Company, Ltd.	54,000	26,998
Tianjin Port Development Holdings, Ltd.	478,000	38,348
Tomson Group, Ltd.	45,714	11,144
Tongda Group Holdings, Ltd. (A)	885,000	18,498
Truly International Holdings, Ltd.	88,000	24,694
United Energy Group, Ltd.	542,000	62,009
Vinda International Holdings, Ltd.	39,000	88,050
Wasion Holdings, Ltd.	90,000	32,153
Yuexiu Property Company, Ltd.	165,908	164,183
		10,539,887
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	53,879	473,402
OTP Bank NYRT (A)	1,008	36,568
		509,970
India - 14.0%
ACC, Ltd.	5,847	165,073
Adani Enterprises, Ltd.	2,169	57,364
Adani Green Energy, Ltd. (A)	3,790	95,846
Adani Total Gas, Ltd.	1,936	54,528
Adani Transmission, Ltd. (A)	9,644	299,320
Aditya Birla Capital, Ltd. (A)	55,560	78,156
Alembic Pharmaceuticals, Ltd.	4,559	44,432
Allcargo Logistics, Ltd.	10,467	48,997
Amara Raja Batteries, Ltd.	4,664	32,826
Ambuja Cements, Ltd.	55,925	219,700
Andhra Sugars, Ltd.	6,880	13,723
Apar Industries, Ltd.	1,121	9,518
Apollo Tyres, Ltd.	28,578	71,599
Arvind Fashions, Ltd. (A)	4,879	18,236
Arvind, Ltd. (A)	12,009	18,169
Aster DM Healthcare, Ltd. (A)(B)	8,448	21,831
Astra Microwave Products, Ltd.	3,553	10,449
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Aurobindo Pharma, Ltd.	33,905	$298,000
Axis Bank, Ltd. (A)	172,581	1,720,002
Axis Bank, Ltd., GDR (A)	310	15,339
Bajaj Holdings & Investment, Ltd.	3,104	208,425
Balmer Lawrie & Company, Ltd.	11,041	16,374
Balrampur Chini Mills, Ltd.	17,968	115,230
Bandhan Bank, Ltd. (B)	32,073	128,582
Bank of Baroda (A)	88,922	129,779
Bank of India (A)	19,819	11,898
BEML, Ltd.	1,822	43,147
Bharat Dynamics, Ltd.	1,195	8,524
Bharat Electronics, Ltd.	59,808	165,637
Bharat Heavy Electricals, Ltd. (A)	72,839	47,075
Birla Corp., Ltd.	2,709	41,970
Birlasoft, Ltd.	4,632	27,544
Bombay Burmah Trading Company	1,557	17,600
Brigade Enterprises, Ltd.	7,312	49,097
BSE, Ltd.	2,172	26,796
Can Fin Homes, Ltd.	2,623	21,720
Canara Bank (A)	21,738	64,933
Ceat, Ltd.	2,623	32,301
Century Enka, Ltd.	1,383	10,077
Century Textiles & Industries, Ltd.	2,062	22,943
Chambal Fertilizers & Chemicals, Ltd.	19,376	106,818
Chennai Super Kings Cricket, Ltd. (A)(D)	207,315	6,156
Cholamandalam Financial Holdings, Ltd.	7,288	59,192
Cipla, Ltd.	35,701	478,754
City Union Bank, Ltd.	27,005	46,003
Cochin Shipyard, Ltd. (B)	2,163	8,356
Container Corp. of India, Ltd.	14,589	128,412
Cosmo Films, Ltd.	1,053	23,890
CreditAccess Grameen, Ltd. (A)	1,190	13,153
CSB Bank, Ltd. (A)	2,395	6,659
Cyient, Ltd.	5,147	62,595
Dalmia Bharat, Ltd.	3,913	76,753
DB Corp., Ltd.	6,129	6,865
DCB Bank, Ltd. (A)	23,624	21,474
DCM Shriram, Ltd.	3,740	55,427
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,609	19,131
Delta Corp., Ltd.	4,521	19,493
Dhampur Sugar Mills, Ltd.	2,503	17,496
Dilip Buildcon, Ltd. (B)	1,316	4,152
Dish TV India, Ltd. (A)	48,852	10,540
Dishman Carbogen Amcis, Ltd. (A)	5,361	12,977
DLF, Ltd.	40,228	200,221
Edelweiss Financial Services, Ltd.	46,814	35,706
EID Parry India, Ltd.	12,265	73,371
Electrosteel Castings, Ltd.	35,427	18,361
Engineers India, Ltd.	11,471	9,604
Equitas Small Finance Bank, Ltd. (A)(B)	13,945	9,357
Exide Industries, Ltd.	26,285	52,085
FDC, Ltd. (A)	2,601	8,757
Federal Bank, Ltd.	191,615	244,689
Filatex India, Ltd.	12,883	21,315
Finolex Cables, Ltd.	3,327	16,438
Finolex Industries, Ltd.	25,360	50,888
Firstsource Solutions, Ltd.	16,189	26,505
Fortis Healthcare, Ltd. (A)	12,995	49,360
Gabriel India, Ltd.	6,164	9,028
GAIL India, Ltd.	193,496	396,472
General Insurance Corp. of India (A)(B)	8,025	12,007
GHCL, Ltd.	6,390	45,437
Glenmark Pharmaceuticals, Ltd.	13,855	80,397

61

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Godawari Power & Ispat, Ltd.	4,899	$24,793
Godfrey Phillips India, Ltd.	603	8,009
Godrej Industries, Ltd. (A)	2,755	16,926
Granules India, Ltd.	18,738	75,453
Graphite India, Ltd.	3,611	23,727
Grasim Industries, Ltd.	23,906	523,984
Gujarat Alkalies & Chemicals, Ltd.	3,130	36,719
Gujarat Ambuja Exports, Ltd.	15,820	53,609
Gujarat Fluorochemicals, Ltd.	3,296	119,727
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,255	113,324
Gujarat Pipavav Port, Ltd.	15,449	15,510
Gujarat State Fertilizers & Chemicals, Ltd.	6,962	14,792
Gujarat State Petronet, Ltd.	26,721	90,335
Hathway Cable & Datacom, Ltd. (A)	35,580	8,113
Hero MotoCorp, Ltd.	4,136	124,281
HIL, Ltd.	308	15,962
Himadri Speciality Chemical, Ltd.	24,869	24,195
Hindalco Industries, Ltd.	148,861	1,114,106
Hinduja Global Solutions, Ltd.	418	5,610
Hindustan Aeronautics, Ltd.	1,878	36,824
Housing Development Finance Corp., Ltd.	22,574	704,222
ICICI Bank, Ltd.	196,478	1,875,029
ICICI Bank, Ltd., ADR	8,648	163,793
IDFC First Bank, Ltd. (A)	126,067	65,338
IDFC, Ltd. (A)	92,305	74,956
IIFL Finance, Ltd.	8,155	30,522
IIFL Securities, Ltd.	28,932	33,875
Indiabulls Housing Finance, Ltd.	33,338	68,516
Indiabulls Real Estate, Ltd. (A)	28,092	37,127
Indian Bank	13,953	28,068
Indian Overseas Bank (A)	71,034	16,832
Indo Count Industries, Ltd.	3,259	6,755
Indus Towers, Ltd. (A)	39,159	114,204
IndusInd Bank, Ltd.	26,682	326,646
Infibeam Avenues, Ltd.	35,348	8,966
Info Edge India, Ltd.	992	58,644
IOL Chemicals and Pharmaceuticals, Ltd.	1,292	5,991
IRCON International, Ltd. (B)	17,211	9,000
Jagran Prakashan, Ltd. (A)	12,700	10,778
Jindal Poly Films, Ltd.	1,066	15,509
Jindal Saw, Ltd.	29,627	34,941
Jindal Stainless Hisar, Ltd. (A)	4,742	24,215
Jindal Stainless, Ltd. (A)	11,232	29,774
Jindal Steel & Power, Ltd.	52,794	366,146
JK Lakshmi Cement, Ltd.	2,089	13,000
JK Paper, Ltd.	7,330	29,238
JK Tyre & Industries, Ltd.	8,887	13,717
JM Financial, Ltd.	33,116	29,391
JSW Energy, Ltd.	35,363	140,618
JSW Steel, Ltd.	84,341	811,254
Jubilant Ingrevia, Ltd.	7,136	41,973
Jubilant Pharmova, Ltd.	11,603	59,181
Jyothy Labs, Ltd.	5,194	10,051
Kalpataru Power Transmission, Ltd.	9,196	44,291
Kalyani Steels, Ltd.	2,643	10,260
Kaveri Seed Company, Ltd.	1,661	11,929
KEC International, Ltd.	3,954	19,713
Kiri Industries, Ltd. (A)	2,637	16,963
Kirloskar Oil Engines, Ltd.	3,612	6,217
Kolte-Patil Developers, Ltd. (A)	3,028	11,185
KPIT Technologies, Ltd.	13,384	105,192
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
KPR Mill, Ltd.	12,078	$99,210
KRBL, Ltd.	2,618	6,899
L&T Finance Holdings, Ltd. (A)	74,021	77,789
Larsen & Toubro, Ltd.	51,797	1,201,347
LG Balakrishnan & Bros, Ltd.	1,757	12,350
LIC Housing Finance, Ltd.	39,247	184,438
LT Foods, Ltd.	11,217	11,505
Lupin, Ltd.	23,401	231,029
Maharashtra Scooters, Ltd.	47	2,272
Maharashtra Seamless, Ltd.	4,212	30,432
Mahindra & Mahindra Financial Services, Ltd.	59,708	123,892
Mahindra & Mahindra, Ltd.	70,868	752,668
Mahindra CIE Automotive, Ltd. (A)	17,673	39,382
Mahindra Lifespace Developers, Ltd. (A)	10,389	53,799
Maithan Alloys, Ltd.	902	15,683
Manappuram Finance, Ltd.	27,778	41,388
Max Healthcare Institute, Ltd. (A)	12,308	56,168
Mishra Dhatu Nigam, Ltd. (B)	4,126	8,999
MOIL, Ltd.	12,580	30,505
Mphasis, Ltd.	3,369	149,193
MRF, Ltd.	146	124,758
National Aluminium Company, Ltd.	84,797	135,683
Nava Bharat Ventures, Ltd.	8,719	16,135
Navneet Education, Ltd.	6,921	8,113
NCC, Ltd.	25,675	19,675
NESCO, Ltd.	1,859	13,444
NIIT, Ltd.	6,437	52,468
Nilkamal, Ltd.	695	18,439
NMDC, Ltd.	47,542	101,083
NOCIL, Ltd.	7,663	25,268
Oberoi Realty, Ltd. (A)	6,103	75,283
Omaxe, Ltd. (A)	5,567	5,777
Orient Cement, Ltd.	11,282	20,990
PCBL, Ltd.	7,735	23,208
Persistent Systems, Ltd.	4,133	258,151
Petronet LNG, Ltd.	68,687	175,054
Piramal Enterprises, Ltd.	7,847	224,905
PNB Housing Finance, Ltd. (A)(B)	3,409	16,802
PNC Infratech, Ltd.	5,394	18,450
Polyplex Corp., Ltd.	2,563	81,134
Power Finance Corp., Ltd.	90,707	134,028
Prestige Estates Projects, Ltd.	20,468	131,582
Pricol, Ltd. (A)	6,161	10,522
PTC India, Ltd.	31,315	33,747
Punjab National Bank (A)	97,317	44,787
Quess Corp., Ltd. (B)	1,882	16,271
Rain Industries, Ltd.	22,684	57,250
Rajesh Exports, Ltd.	8,931	80,638
Rallis India, Ltd.	6,940	21,676
Ramco Industries, Ltd. (A)	4,270	11,806
Ramkrishna Forgings, Ltd.	5,365	11,067
Rashtriya Chemicals & Fertilizers, Ltd.	10,276	12,021
Raymond, Ltd. (A)	2,380	26,807
RBL Bank, Ltd. (A)(B)	21,550	36,700
REC, Ltd.	89,160	144,349
Redington India, Ltd.	76,545	145,375
Reliance Industries, Ltd.	20,863	721,943
Reliance Industries, Ltd., GDR (B)	87,194	5,981,848
Reliance Power, Ltd. (A)	121,528	21,562
RITES, Ltd.	3,302	11,272
RPSG Ventures, Ltd. (A)	849	6,582
Sangam India, Ltd.	1,995	6,868
Sharda Cropchem, Ltd.	2,311	18,645
Shipping Corp. of India, Ltd.	14,077	21,441

62

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Shriram City Union Finance, Ltd.	2,480	$52,756
Shriram Transport Finance Company, Ltd.	13,889	206,088
Siyaram Silk Mills, Ltd.	1,656	9,104
Sobha, Ltd.	4,273	39,407
State Bank of India	114,368	738,540
State Bank of India, GDR	2,534	161,254
Steel Authority of India, Ltd.	106,244	136,857
Strides Pharma Science, Ltd.	2,675	12,151
Sun Pharmaceutical Industries, Ltd.	54,244	652,353
Sun TV Network, Ltd.	7,964	51,202
Sundaram Finance, Ltd.	276	7,039
Sundaram-Clayton, Ltd.	444	20,815
Sutlej Textiles & Industries, Ltd.	9,372	8,843
Tata Chemicals, Ltd.	13,942	178,685
Tata Coffee, Ltd.	3,872	10,990
Tata Consumer Products, Ltd.	31,789	324,753
Tata Motors, Ltd. (A)	206,227	1,166,236
Tata Steel, Ltd.	58,310	997,766
Tech Mahindra, Ltd.	2,464	48,497
Techno Electric & Engineering Company, Ltd.	7,028	22,842
The Great Eastern Shipping Company, Ltd.	12,279	55,992
The India Cements, Ltd.	20,619	56,224
The Jammu & Kashmir Bank, Ltd. (A)	20,576	8,670
The Karnataka Bank, Ltd.	33,585	24,421
The Karur Vysya Bank, Ltd.	24,026	14,646
The Ramco Cements, Ltd. (A)	2,285	23,133
The South Indian Bank, Ltd. (A)	134,442	13,324
Thirumalai Chemicals, Ltd.	3,185	11,054
Time Technoplast, Ltd.	13,461	11,280
Transport Corp. of India, Ltd.	3,182	25,050
Trident, Ltd.	139,989	97,539
Triveni Engineering & Industries, Ltd.	5,573	22,789
TV Today Network, Ltd.	1,470	7,185
TV18 Broadcast, Ltd. (A)	57,635	56,027
Uflex, Ltd.	5,261	41,937
Unichem Laboratories, Ltd.	4,453	15,160
Union Bank of India (A)	16,757	8,471
UPL, Ltd.	42,377	427,408
Usha Martin, Ltd. (A)	9,317	16,405
VA Tech Wabag, Ltd. (A)	3,621	13,304
Vardhman Textiles, Ltd.	16,115	92,683
Vedanta, Ltd.	43,705	231,034
Vodafone Idea, Ltd. (A)	275,824	34,764
Welspun Corp., Ltd.	14,025	30,615
Welspun Enterprises, Ltd.	9,451	9,031
Welspun India, Ltd.	27,184	32,412
West Coast Paper Mills, Ltd.	3,023	13,152
Wipro, Ltd.	94,140	733,694
Wockhardt, Ltd. (A)	5,480	15,234
Yes Bank, Ltd. (A)	49,153	7,906
Yes Bank, Ltd., Lock-In Shares (A)(E)	147,461	20,975
Zee Entertainment Enterprises, Ltd.	58,412	220,398
Zee Media Corp., Ltd. (A)	54,429	11,851
Zensar Technologies, Ltd.	2,317	11,135
Zydus Wellnes, Ltd.	386	7,642
		34,478,351
Indonesia - 1.8%
Adaro Energy Indonesia Tbk PT	1,772,000	330,728
Adhi Karya Persero Tbk PT (A)	235,600	12,122
AKR Corporindo Tbk PT	761,500	48,137
Alam Sutera Realty Tbk PT (A)	1,741,800	20,600
Aneka Tambang Tbk	156,200	26,453
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Astra Agro Lestari Tbk PT	49,555	$43,212
Astra International Tbk PT	1,140,800	521,669
Bakrie Telecom Tbk PT (A)(D)	17,557,300	30,561
Bank Capital Indonesia Tbk PT (A)	638,900	8,977
Bank Mandiri Persero Tbk PT	960,140	526,601
Bank Negara Indonesia Persero Tbk PT	548,981	313,656
Bank Pan Indonesia Tbk PT (A)	695,197	36,782
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	303,812	32,248
Bank Pembangunan Daerah Jawa Timur Tbk PT	625,600	34,405
Bank Tabungan Negara Persero Tbk PT	376,361	44,798
Bekasi Fajar Industrial Estate Tbk PT (A)	817,800	5,974
BISI International Tbk PT	290,800	26,912
Blue Bird Tbk PT	5,500	536
Buana Lintas Lautan Tbk PT (A)	1,186,800	13,050
Bukit Asam Tbk PT	380,100	86,853
Bumi Serpong Damai Tbk PT (A)	499,400	35,331
Ciputra Development Tbk PT	1,290,744	93,319
Delta Dunia Makmur Tbk PT (A)	610,700	16,986
Elnusa Tbk PT	742,600	15,194
Erajaya Swasembada Tbk PT	1,113,500	44,798
Gudang Garam Tbk PT	32,400	71,220
Indah Kiat Pulp & Paper Tbk PT	279,700	153,581
Indika Energy Tbk PT (A)	225,300	34,890
Indo Tambangraya Megah Tbk PT	34,600	68,698
Indocement Tunggal Prakarsa Tbk PT	110,800	82,835
Indofood CBP Sukses Makmur Tbk PT	38,600	19,723
Indofood Sukses Makmur Tbk PT	483,100	199,934
Intiland Development Tbk PT (A)	1,316,300	13,285
Japfa Comfeed Indonesia Tbk PT	499,770	57,281
Jaya Real Property Tbk PT	215,500	7,379
Kawasan Industri Jababeka Tbk PT (A)	2,384,099	28,519
Krakatau Steel Persero Tbk PT (A)	733,900	17,954
Link Net Tbk PT	58,200	17,383
Lippo Karawaci Tbk PT (A)	4,020,148	36,640
Malindo Feedmill Tbk PT (A)	128,500	6,203
Map Aktif Adiperkasa PT (A)	105,900	19,064
Medco Energi Internasional Tbk PT (A)	1,194,526	46,001
Media Nusantara Citra Tbk PT	718,600	49,704
Mitra Adiperkasa Tbk PT (A)	715,200	43,719
MNC Vision Networks Tbk PT (A)	614,600	5,697
Pabrik Kertas Tjiwi Kimia Tbk PT	101,200	49,457
Panin Financial Tbk PT (A)	949,400	11,375
Paninvest Tbk PT (A)	116,800	5,484
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	318,000	31,271
PP Persero Tbk PT (A)	292,600	20,181
Puradelta Lestari Tbk PT	1,584,700	20,417
Ramayana Lestari Sentosa Tbk PT (A)	463,200	24,311
Salim Ivomas Pratama Tbk PT	670,100	23,289
Semen Indonesia Persero Tbk PT	259,300	119,666
Siloam International Hospitals Tbk PT	36,900	20,634
Sri Rejeki Isman Tbk PT (A)(D)	1,260,900	12,818
Suryainti Permata Tbk PT (A)(D)	1,446,000	0
Timah Tbk PT (A)	210,500	26,630
Truba Alam Manunggal Engineering PT (A)(D)	11,991,500	0
Tunas Baru Lampung Tbk PT	484,800	27,839
United Tractors Tbk PT	202,200	358,907
Vale Indonesia Tbk PT	224,100	104,007
Waskita Karya Persero Tbk PT (A)	1,292,356	49,314
Wijaya Karya Persero Tbk PT (A)	349,400	24,105

63

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
XL Axiata Tbk PT	403,300	$74,222
		4,353,539
Malaysia - 1.7%
Aeon Company M BHD	28,600	10,742
AFFIN Bank BHD (A)	92,555	43,922
Alliance Bank Malaysia BHD	102,300	91,310
AMMB Holdings BHD (A)	171,362	151,018
Bank Islam Malaysia BHD	49,400	34,645
Batu Kawan BHD	3,100	19,358
Berjaya Assets BHD (A)	77,400	5,431
Berjaya Corp. BHD (A)(C)	439,496	24,473
Berjaya Land BHD (A)	244,400	11,615
Boustead Holdings BHD (A)	116,088	18,294
Bumi Armada BHD (A)	163,800	15,893
Cahya Mata Sarawak BHD	52,100	13,473
CIMB Group Holdings BHD	467,403	592,089
Cypark Resources BHD (A)	54,200	10,486
Dayang Enterprise Holdings BHD	83,900	17,897
DRB-Hicom BHD	93,400	32,575
Eco World Development Group BHD	84,300	19,787
Ekovest BHD (A)	146,600	15,143
FGV Holdings BHD	33,400	15,717
Gamuda BHD	139,256	114,343
Genting BHD	138,000	153,217
Genting Malaysia BHD	152,300	107,481
Genting Plantations BHD	22,400	45,514
Hengyuan Refining Company BHD (A)	28,800	27,151
Hibiscus Petroleum BHD	171,900	46,815
Hong Leong Financial Group BHD	27,099	126,159
IJM Corp. BHD	264,060	104,757
Insas BHD	88,369	17,153
IOI Properties Group BHD	72,700	16,925
JAKS Resources BHD (A)	177,060	13,877
Jaya Tiasa Holdings BHD (A)	58,826	13,266
Keck Seng Malaysia BHD (A)	11,300	9,689
KNM Group BHD (A)	571,500	21,056
Land & General BHD	437,820	11,403
Lotte Chemical Titan Holding BHD (B)	30,231	16,010
Magnum BHD	110,314	47,697
Mah Sing Group BHD	192,300	31,050
Malayan Banking BHD	318,660	677,221
Malaysia Airports Holdings BHD (A)	36,700	60,606
Malaysia Building Society BHD	190,704	27,141
Malaysian Resources Corp. BHD	207,000	17,926
Matrix Concepts Holdings BHD	17,400	9,809
MBM Resources BHD	11,400	8,380
Mega First Corp. BHD	12,600	11,132
MISC BHD	106,200	185,416
MKH BHD	49,230	15,811
MNRB Holdings BHD	36,891	9,492
Muhibbah Engineering M BHD (A)	69,300	8,652
Oriental Holdings BHD	35,720	51,691
OSK Holdings BHD	111,397	25,408
Pos Malaysia BHD (A)	30,900	4,742
PPB Group BHD	30,500	124,056
RHB Bank BHD	146,176	207,201
Sapura Energy BHD (A)	1,155,500	9,585
Sarawak Oil Palms BHD	7,800	10,002
Sime Darby BHD	307,400	175,087
Sime Darby Property BHD	271,300	38,021
SP Setia BHD Group	173,900	52,055
Sunway BHD	140,407	58,431
Ta Ann Holdings BHD	26,048	31,894
Tan Chong Motor Holdings BHD	6,300	1,678
Tropicana Corp. BHD (A)	161,380	39,107
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
UEM Edgenta BHD (A)	32,900	$12,761
UEM Sunrise BHD (A)	372,300	30,003
UMW Holdings BHD	48,800	38,121
United Malacca BHD	11,900	15,694
UOA Development BHD	117,500	49,127
Velesto Energy BHD (A)	428,800	10,643
WCT Holdings BHD (A)	194,483	26,738
Yinson Holdings BHD	26,500	30,165
YNH Property BHD (A)	34,619	22,714
YTL Corp. BHD	536,837	75,235
		4,239,176
Mexico - 2.5%
Alfa SAB de CV, Class A	370,181	281,405
Alpek SAB de CV	49,200	67,653
Arca Continental SAB de CV	25,987	176,369
Banco del Bajio SA (B)	68,070	186,003
Cemex SAB de CV, Series CPO (A)	730,985	390,667
Coca-Cola Femsa SAB de CV	23,422	128,980
Consorcio ARA SAB de CV	25,993	5,057
Corp. Actinver SAB de CV	16,024	9,668
El Puerto de Liverpool SAB de CV, Series C1	11,379	58,171
Fomento Economico Mexicano SAB de CV	34,280	284,615
GCC SAB de CV	14,906	107,340
Genomma Lab Internacional SAB de CV, Class B (C)	28,340	31,047
Gentera SAB de CV (A)	115,192	97,470
Grupo Carso SAB de CV, Series A1 (C)	27,578	103,698
Grupo Comercial Chedraui SA de CV	34,106	87,434
Grupo Financiero Banorte SAB de CV, Series O	111,883	842,751
Grupo Financiero Inbursa SAB de CV, Series O (A)	124,171	259,704
Grupo KUO SAB de CV, Series B	42,698	95,528
Grupo Mexico SAB de CV, Series B	185,616	1,108,190
Grupo Pochteca SAB de CV (A)	9,600	3,374
Grupo Sanborns SAB de CV (A)	95,919	108,988
Grupo Televisa SAB, Series CPO	202,588	475,659
Industrias Bachoco SAB de CV, Series B	14,121	55,199
Industrias CH SAB de CV, Series B (A)	18,800	193,775
Industrias Penoles SAB de CV	8,071	101,851
La Comer SAB de CV	16,584	33,085
Megacable Holdings SAB de CV, Series CPO	34,161	103,050
Minera Frisco SAB de CV, Series A1 (A)	168,003	30,492
Nemak SAB de CV (A)(B)	159,261	42,998
Orbia Advance Corp. SAB de CV	73,770	195,125
Organizacion Cultiba SAB de CV (A)	17,095	7,400
Organizacion Soriana SAB de CV, Series B	190,849	214,933
Promotora y Operadora de Infraestructura SAB de CV	13,125	104,215
Promotora y Operadora de Infraestructura SAB de CV, L Shares	3,141	14,495
Unifin Financiera SAB de CV (A)(C)	32,326	38,664
Vitro SAB de CV, Series A	6,357	8,348
		6,053,401
Philippines - 0.8%
Alliance Global Group, Inc.	232,800	56,235
Ayala Corp.	9,390	149,222
Bank of the Philippine Islands	74,260	142,808
BDO Unibank, Inc.	154,227	393,959
China Banking Corp.	75,528	39,359
Cosco Capital, Inc.	388,900	37,084

64

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
DMCI Holdings, Inc.	144,200	$25,135
East West Banking Corp. (A)	74,300	12,109
EEI Corp. (A)	43,000	4,711
Filinvest Development Corp.	119,475	16,139
Filinvest Land, Inc.	937,500	19,568
First Philippine Holdings Corp.	29,660	40,253
Global Ferronickel Holdings, Inc.	283,424	16,026
GT Capital Holdings, Inc.	4,619	49,120
JG Summit Holdings, Inc.	157,922	187,031
LT Group, Inc.	159,800	27,408
Megaworld Corp.	839,700	48,555
Metropolitan Bank & Trust Company	130,973	143,928
Petron Corp. (A)	289,400	18,455
Philex Mining Corp.	161,300	16,727
Philippine National Bank (A)	65,310	24,217
Philtown Properties, Inc. (A)(D)	3,844	114
Phoenix Petroleum Philippines, Inc. (A)	22,200	4,496
PNB Holdings Corp. (A)(D)	10,246	63
Premium Leisure Corp.	815,000	7,236
Puregold Price Club, Inc.	34,700	23,930
RFM Corp.	133,500	11,074
Rizal Commercial Banking Corp.	62,703	24,765
Robinsons Land Corp.	247,568	97,691
Robinsons Retail Holdings, Inc.	16,680	17,876
San Miguel Corp.	46,220	98,185
Security Bank Corp.	27,730	58,261
Top Frontier Investment Holdings, Inc. (A)	18,024	41,293
Union Bank of the Philippines	49,567	93,639
Vista Land & Lifescapes, Inc.	569,000	28,569
		1,975,241
Poland - 0.8%
Alior Bank SA (A)	7,988	86,568
Asseco Poland SA	4,655	89,185
Bank Handlowy w Warszawie SA	2,586	39,260
Bank Millennium SA (A)	57,979	90,883
Bank Polska Kasa Opieki SA	411	10,986
Ciech SA	2,826	28,944
Develia SA	22,340	17,605
Enea SA (A)	19,073	41,573
Famur SA (A)	24,204	16,638
Grupa Azoty SA (A)	4,728	48,004
Grupa Lotos SA (A)	8,464	117,749
Jastrzebska Spolka Weglowa SA (A)	2,583	47,336
KGHM Polska Miedz SA	7,498	304,508
Lubelski Wegiel Bogdanka SA (A)	2,164	29,000
mBank SA (A)	914	76,225
PGE Polska Grupa Energetyczna SA (A)	66,331	142,869
PKP Cargo SA (A)	5,709	16,720
Polski Koncern Naftowy ORLEN SA	29,861	535,870
Santander Bank Polska SA	729	52,713
Stalexport Autostrady SA (C)	15,820	13,418
Tauron Polska Energia SA (A)	90,488	61,627
		1,867,681
Qatar - 0.7%
Aamal Company	210,501	67,100
Alijarah Holding Company QPSC (A)	77,548	18,813
Baladna	72,138	28,577
Barwa Real Estate Company	175,600	168,216
Commercial Bank PSQC	142,087	290,593
Doha Bank QPSC	139,323	98,670
Doha Insurance Company QSC	25,407	13,370
Gulf International Services QSC (A)	102,379	54,910
Gulf Warehousing Company	19,525	22,662
Investment Holding Group (A)	36,034	22,887
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Qatar (continued)
Mannai Corp. QSC	5,422	$13,081
Masraf Al Rayan QSC (A)	51,541	73,185
Mesaieed Petrochemical Holding Company	223,749	178,483
Ooredoo QPSC	80,019	156,440
Qatar Fuel QSC	30,737	150,889
Qatar Gas Transport Company, Ltd.	22,479	22,082
Qatar Insurance Company SAQ	100,863	66,727
Qatar National Cement Company QSC	23,781	33,998
Qatar Navigation QSC	41,293	97,419
Salam International Investment, Ltd., QSC (A)	94,802	28,821
United Development Company QSC	177,150	71,494
Vodafone Qatar QSC	145,471	63,694
		1,742,111
Russia - 0.0%
Gazprom PJSC, ADR (London Stock Exchange) (D)	196,506	47,947
LUKOIL PJSC, ADR (D)	16,379	4,946
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (D)	1,686	427
RusHydro PJSC, ADR (D)	52,278	11,658
VTB Bank PJSC, GDR (D)	86,297	36,245
		101,223
Saudi Arabia - 3.5%
Al Babtain Power & Telecommunication Company	2,665	20,327
Al Jouf Cement Company (A)	7,491	22,020
Al-Etihad Cooperative Insurance Company (A)	3,266	17,948
Alinma Bank	25,219	260,064
Arab National Bank	43,307	319,337
Arabian Cement Company	4,196	47,775
Aseer Trading Tourism & Manufacturing Company (A)	3,891	19,575
AXA Cooperative Insurance Company (A)	2,090	20,828
Bank Al-Jazira	25,377	177,176
Banque Saudi Fransi	34,632	493,694
City Cement Company	6,807	50,172
Dar Al Arkan Real Estate Development Company (A)	35,107	101,736
Eastern Province Cement Company	2,857	37,287
Emaar Economic City (A)	21,759	67,421
Etihad Etisalat Company	42,915	474,109
Hail Cement Company	4,570	17,667
Middle East Healthcare Company (A)	2,179	18,745
Mobile Telecommunications Company Saudi Arabia (A)	47,765	168,794
Najran Cement Company	7,837	40,794
National Industrialization Company (A)	21,450	130,938
Northern Region Cement Company	3,711	14,328
Riyad Bank	75,126	749,652
Sahara International Petrochemical Company	31,147	442,482
Saudi Basic Industries Corp.	54,281	1,886,632
Saudi Chemical Company Holding	3,283	30,193
Saudi Industrial Investment Group	13,660	126,860
Saudi Kayan Petrochemical Company (A)	87,313	521,909
Saudi Re for Cooperative Reinsurance Company (A)	5,052	22,987
Tabuk Cement Company (A)	4,675	22,570
The Saudi British Bank	56,303	594,719
The Saudi Investment Bank	27,172	131,099

65

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
The Saudi National Bank	72,308	$1,360,544
The Savola Group	10,299	99,781
Umm Al-Qura Cement Company	2,316	16,786
Walaa Cooperative Insurance Company (A)	2,461	10,967
Yamama Cement Company (A)	8,393	72,276
Yanbu Cement Company	6,565	73,721
		8,683,913
Singapore - 0.1%
JOYY, Inc., ADR	5,041	185,156
South Africa - 4.2%
Absa Group, Ltd.	53,337	691,587
AECI, Ltd.	11,686	93,530
African Rainbow Minerals, Ltd. (C)	10,677	208,204
Alexander Forbes Group Holdings, Ltd.	120,790	38,085
Alviva Holdings, Ltd.	22,754	31,403
AngloGold Ashanti, Ltd.	4,187	99,349
Aspen Pharmacare Holdings, Ltd.	20,940	283,584
Astral Foods, Ltd.	4,628	47,967
Balwin Properties, Ltd.	6,271	1,349
Barloworld, Ltd.	21,853	173,418
Blue Label Telecoms, Ltd. (A)	44,582	18,769
Caxton & CTP Publishers & Printers, Ltd.	19,879	12,212
DataTec, Ltd.	19,918	55,254
Discovery, Ltd. (A)	23,369	291,100
Exxaro Resources, Ltd.	12,725	192,399
Gold Fields, Ltd., ADR	47,738	738,029
Grindrod, Ltd.	45,556	21,102
Harmony Gold Mining Company, Ltd.	10,790	54,114
Harmony Gold Mining Company, Ltd., ADR	23,256	116,978
Hudaco Industries, Ltd.	5,065	51,552
Impala Platinum Holdings, Ltd. (C)	47,215	726,748
Investec, Ltd.	19,898	132,337
KAP Industrial Holdings, Ltd.	257,249	85,864
Lewis Group, Ltd.	14,408	46,412
Life Healthcare Group Holdings, Ltd.	70,561	112,510
Long4Life, Ltd.	31,563	12,960
Metair Investments, Ltd.	23,633	48,553
Momentum Metropolitan Holdings	97,843	115,666
Motus Holdings, Ltd.	14,065	103,473
Mpact, Ltd.	23,460	52,786
MTN Group, Ltd.	103,892	1,344,272
Murray & Roberts Holdings, Ltd. (A)	48,310	41,730
Naspers, Ltd., N Shares	145	16,377
Nedbank Group, Ltd.	30,206	479,815
Netcare, Ltd.	51,564	56,765
Oceana Group, Ltd.	5,108	19,845
Old Mutual, Ltd.	238,727	224,641
Omnia Holdings, Ltd.	19,012	97,754
Pepkor Holdings, Ltd. (B)	78,756	124,644
PPC, Ltd. (A)	168,790	49,046
PSG Group, Ltd. (A)	5,957	39,051
Raubex Group, Ltd.	20,799	55,791
RCL Foods, Ltd.	35,643	28,833
Reunert, Ltd.	19,682	60,632
Royal Bafokeng Platinum, Ltd.	13,281	146,719
Sappi, Ltd. (A)	61,862	239,775
Sasol, Ltd. (A)	30,590	739,546
Sibanye Stillwater, Ltd.	108,359	435,709
Sibanye Stillwater, Ltd., ADR	4,752	77,125
Standard Bank Group, Ltd.	87,652	1,088,982
Super Group, Ltd.	42,421	85,144
Telkom SA SOC, Ltd. (A)	37,622	114,847
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Tiger Brands, Ltd.	5,007	$55,469
Trencor, Ltd. (A)	40,666	12,864
Wilson Bayly Holmes-Ovcon, Ltd.	5,366	29,615
		10,322,285
South Korea - 12.9%
Aekyung Chemical Company, Ltd.	2,084	17,873
AJ Networks Company, Ltd.	2,832	14,406
Ajin Industrial Company, Ltd. (A)	8,098	19,812
AK Holdings, Inc.	743	13,364
AMOREPACIFIC Group	1,900	68,404
Asia Cement Company, Ltd.	32	4,512
ASIA Holdings Company, Ltd.	241	31,399
Asia Paper Manufacturing Company, Ltd.	565	20,236
BNK Financial Group, Inc.	20,556	133,816
Bookook Securities Company, Ltd.	501	9,958
Chongkundang Holdings Corp.	288	16,997
Chosun Refractories Company, Ltd.	338	22,414
CJ CheilJedang Corp.	900	272,836
CJ Corp.	1,674	115,793
CJ ENM Company, Ltd.	651	70,078
CJ Logistics Corp. (A)	826	87,763
Com2uS Corp.	216	19,555
Dae Han Flour Mills Company, Ltd.	232	34,158
Dae Won Kang Up Company, Ltd.	4,385	11,559
Daedong Corp.	3,364	38,561
Daesang Corp.	2,028	38,780
Daesang Holdings Company, Ltd.	2,310	17,494
Daewoo Engineering & Construction Company, Ltd. (A)	20,805	119,250
Dahaam E-Tec Company, Ltd. (A)	2,630	123,683
Daihan Pharmaceutical Company, Ltd.	563	13,600
Daishin Securities Company, Ltd.	3,901	57,016
Daou Data Corp.	1,778	21,219
Daou Technology, Inc.	2,309	42,058
DB Financial Investment Company, Ltd.	3,849	21,092
DB Insurance Company, Ltd.	5,058	291,247
DB, Inc. (A)	19,825	18,198
Deutsch Motors, Inc.	3,903	31,386
DGB Financial Group, Inc.	19,003	145,241
DL E&C Company, Ltd.	2,017	218,328
DL Holdings Company, Ltd.	1,609	80,746
DMS Company, Ltd.	3,275	18,119
Dongkuk Industries Company, Ltd.	8,476	24,287
Dongkuk Steel Mill Company, Ltd.	6,404	87,412
Dongwon Development Company, Ltd.	5,212	23,155
Dongwon F&B Company, Ltd.	122	18,043
Dongwon Industries Company, Ltd.	176	36,462
Doosan Bobcat, Inc.	4,079	129,632
Doosan Company, Ltd.	554	46,887
DTR Automotive Corp.	380	22,035
Easy Holdings Company, Ltd.	3,872	13,620
E-MART, Inc.	1,480	170,929
ENF Technology Company, Ltd.	1,003	24,187
Eugene Corp.	6,888	28,605
Eugene Investment & Securities Company, Ltd.	11,471	31,455
Eusu Holdings Company, Ltd.	1,407	6,699
Farmsco	2,687	14,209
Fila Holdings Corp.	3,332	85,731
Green Cross Holdings Corp.	655	12,830
GS Engineering & Construction Corp.	6,176	234,532
GS Global Corp. (A)	7,813	17,406
GS Holdings Corp.	5,061	182,780
GS Retail Company, Ltd.	3,309	76,964

66

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Gwangju Shinsegae Company, Ltd.	152	$23,736
Halla Holdings Corp.	837	28,007
Han Kuk Carbon Company, Ltd.	2,438	23,454
Hana Financial Group, Inc.	22,866	909,453
Handok, Inc.	729	12,993
Handsome Company, Ltd.	1,545	45,232
Hanil Cement Company, Ltd.	1,450	25,042
Hanil Holdings Company, Ltd.	3,183	33,919
Hanjin Transportation Company, Ltd.	1,052	26,794
Hankook Tire & Technology Company, Ltd.	7,054	194,760
Hanshin Construction Company, Ltd.	1,844	28,916
Hansol Holdings Company, Ltd.	5,241	15,139
Hansol Paper Company, Ltd.	2,920	32,107
Hansol Technics Company, Ltd. (A)	3,325	18,737
Hanwha Aerospace Company, Ltd.	2,248	96,258
Hanwha Corp.	3,675	94,618
Hanwha General Insurance Company, Ltd. (A)	5,427	22,374
Hanwha Investment & Securities Company, Ltd.	15,071	62,395
Hanwha Life Insurance Company, Ltd. (A)	34,108	88,136
Hanwha Solutions Corp. (A)	10,905	321,362
Hanyang Eng Company, Ltd.	1,654	21,325
HDC Hyundai Development Co-Engineering & Construction, Series E	969	11,958
Hitejinro Holdings Company, Ltd.	995	11,167
HMM Company, Ltd.	1,372	32,683
HS Industries Company, Ltd.	4,056	18,474
Huchems Fine Chemical Corp.	1,170	21,651
Huons Global Company, Ltd.	581	14,695
Huvis Corp.	3,715	22,090
Huvitz Company, Ltd.	1,341	10,042
Hyosung Corp.	540	38,000
Hyosung Heavy Industries Corp. (A)	742	37,129
Hyosung TNC Corp.	72	27,340
Hyundai Construction Equipment Company, Ltd.	1,613	48,818
Hyundai Corp.	1,339	18,088
Hyundai Corp. Holdings, Inc.	1,811	16,585
Hyundai Department Store Company, Ltd.	1,243	77,182
Hyundai Doosan Infracore Company, Ltd. (A)	12,566	68,400
Hyundai Electric & Energy System Company, Ltd. (A)	2,220	38,931
Hyundai Engineering & Construction Company, Ltd.	5,407	211,680
Hyundai Futurenet Company, Ltd.	8,894	26,394
Hyundai Glovis Company, Ltd.	1,173	184,959
Hyundai Greenfood Company, Ltd.	5,234	38,611
Hyundai Heavy Industries Holdings Company, Ltd.	3,580	157,933
Hyundai Home Shopping Network Corp.	652	32,256
Hyundai Livart Furniture Company, Ltd.	1,327	17,362
Hyundai Marine & Fire Insurance Company, Ltd.	6,179	163,220
Hyundai Mipo Dockyard Company, Ltd.	1,450	92,861
Hyundai Mobis Company, Ltd.	4,311	759,816
Hyundai Motor Company	7,321	1,080,147
Hyundai Motor Securities Company, Ltd.	3,480	31,667
Hyundai Steel Company	6,801	230,969
Hyundai Wia Corp.	1,286	67,589
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
ICD Company, Ltd.	1,893	$16,766
Iljin Holdings Company, Ltd.	4,669	19,230
Industrial Bank of Korea	23,318	207,214
Innocean Worldwide, Inc.	469	19,364
INTOPS Company, Ltd.	1,374	41,203
Inzi Controls Company, Ltd.	1,760	17,506
Jahwa Electronics Company, Ltd. (A)	1,056	21,275
JB Financial Group Company, Ltd.	13,171	91,276
Jeil Savings Bank (A)(D)	1,820	0
KB Financial Group, Inc.	550	27,563
KB Financial Group, Inc., ADR	28,987	1,415,435
KC Company, Ltd.	1,496	27,686
KCC Corp.	347	96,851
KCC Glass Corp.	939	48,754
KCTC	4,403	22,569
KG Chemical Corp.	799	20,522
Kginicis Company, Ltd.	1,417	26,975
KGMobilians Company, Ltd.	2,700	20,366
Kia Corp.	18,836	1,140,862
KISCO Corp.	4,131	28,784
KISCO Holdings Company, Ltd.	1,536	22,367
KISWIRE, Ltd.	1,553	27,851
KIWOOM Securities Company, Ltd.	1,432	115,766
Kolmar Korea Holdings Company, Ltd.	1,323	22,564
Kolon Corp.	898	21,855
Kolon Industries, Inc.	1,911	99,054
Korea Asset In Trust Company, Ltd.	9,060	30,495
Korea Electric Terminal Company, Ltd.	561	29,359
Korea Investment Holdings Company, Ltd.	4,028	258,775
Korea Line Corp. (A)	23,137	52,903
Korea Petrochemical Industrial Company, Ltd.	441	60,360
Korea Real Estate Investment & Trust Company, Ltd.	14,635	28,257
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	2,882	209,639
Korea Zinc Company, Ltd.	543	261,374
Korean Air Lines Company, Ltd. (A)	869	21,484
Korean Reinsurance Company	9,470	76,508
Kortek Corp. (A)	1,806	15,418
KPX Chemical Company, Ltd.	660	29,478
KSS LINE, Ltd.	3,562	34,228
KT Skylife Company, Ltd.	1,768	12,922
KT&G Corp.	8,656	575,884
KTB Investment & Securities Company, Ltd.	4,729	20,352
Kukdo Chemical Company, Ltd.	466	22,254
Kumho Petrochemical Company, Ltd.	1,206	152,843
Kumho Tire Company, Inc. (A)	7,054	24,441
KUMHOE&C Company, Ltd.	2,357	21,457
Kwang Dong Pharmaceutical Company, Ltd.	3,313	20,482
Kyeryong Construction Industrial Company, Ltd.	844	27,945
Kyung-In Synthetic Corp.	4,181	21,922
LF Corp.	2,312	33,646
LG Corp.	6,087	382,253
LG Display Company, Ltd., ADR (A)(C)	52,646	434,856
LG Electronics, Inc.	10,548	1,037,537
LG HelloVision Company, Ltd.	3,836	16,903
LG Uplus Corp.	18,651	214,571
Lotte Chemical Corp.	1,193	204,755
Lotte Chilsung Beverage Company, Ltd.	305	45,534
Lotte Corp.	2,012	53,488

67

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Lotte Data Communication Company	697	$22,016
LOTTE Fine Chemical Company, Ltd.	1,504	97,623
Lotte Food Company, Ltd.	34	9,071
LOTTE Himart Company, Ltd.	1,006	20,545
Lotte Non-Life Insurance Company, Ltd. (A)	5,459	8,533
Lotte Shopping Company, Ltd.	881	69,185
LS Corp.	1,793	77,662
LS Electric Company, Ltd.	438	16,205
LX Hausys, Ltd.	659	34,639
LX Holdings Corp. (A)	2,952	23,324
LX International Corp.	2,902	82,049
Mando Corp.	1,993	81,974
Meritz Financial Group, Inc.	2,076	69,489
Meritz Securities Company, Ltd.	35,902	192,963
Mirae Asset Life Insurance Company, Ltd.	8,582	28,367
Mirae Asset Securities Company, Ltd.	27,337	191,904
MK Electron Company, Ltd.	1,860	26,469
Motonic Corp.	2,259	17,709
Muhak Company, Ltd.	2,080	17,276
Namyang Dairy Products Company, Ltd.	58	19,164
Nexen Corp.	3,733	13,570
Nexen Tire Corp.	6,465	34,069
NH Investment & Securities Company, Ltd.	12,340	115,386
NHN Corp. (A)	1,882	56,775
Nice Information & Telecommunication, Inc.	705	16,901
Nong Shim Holdings Company, Ltd.	402	24,008
NongShim Company, Ltd.	255	62,734
OCI Company, Ltd.	1,606	138,119
Orion Holdings Corp.	2,756	32,260
Ottogi Corp.	107	39,292
Paik Kwang Industrial Company, Ltd.	4,235	17,517
Pan Ocean Company, Ltd.	26,446	151,507
Paradise Company, Ltd. (A)	2,760	37,381
PHA Company, Ltd.	2,626	19,555
Poongsan Corp.	2,423	65,994
Poongsan Holdings Corp.	1,129	27,917
POSCO Holdings, Inc.	5,684	1,363,442
Posco International Corp.	4,844	85,390
RFTech Company, Ltd. (A)	4,033	20,491
Sam Young Electronics Company, Ltd.	938	8,258
Samho Development Company, Ltd.	4,213	17,834
SAMPYO Cement Company, Ltd.	4,134	17,653
Samsung C&T Corp.	4,883	455,928
Samsung Card Company, Ltd.	2,454	65,259
Samsung Electronics Company, Ltd.	49,367	2,824,927
Samsung Fire & Marine Insurance Company, Ltd.	3,065	551,960
Samsung Heavy Industries Company, Ltd. (A)	39,786	185,259
Samsung Life Insurance Company, Ltd.	4,666	252,681
Samsung SDS Company, Ltd.	412	46,742
Samsung Securities Company, Ltd.	4,810	165,176
Samyang Corp.	258	11,142
Samyang Holdings Corp.	535	37,762
Sangsangin Company, Ltd.	3,653	28,525
Seah Besteel Corp.	1,017	15,463
Sebang Company, Ltd.	1,153	11,157
Sebang Global Battery Company, Ltd.	601	33,688
Sejong Industrial Company, Ltd.	1,547	9,717
Sejong Telecom, Inc. (A)	42,334	17,601
Seohee Construction Company, Ltd.	13,592	21,248
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Seoul Semiconductor Company, Ltd.	3,322	$38,274
Seoyon Company, Ltd.	2,508	18,243
SFA Engineering Corp.	683	22,974
SGC eTec E&C Company, Ltd.	178	8,676
Shindaeyang Paper Company, Ltd.	267	21,288
Shinhan Financial Group Company, Ltd.	2,494	84,718
Shinhan Financial Group Company, Ltd., ADR	33,328	1,114,155
Shinsegae Engineering & Construction Company, Ltd.	621	18,687
Shinsegae Food Company, Ltd.	268	17,066
Shinsegae, Inc.	668	140,297
Shinwha Intertek Corp. (A)	4,441	10,842
Shinyoung Securities Company, Ltd. (A)	580	28,462
SK Chemicals Company, Ltd.	303	33,711
SK Discovery Company, Ltd.	1,496	51,049
SK Gas, Ltd.	304	28,790
SK Hynix, Inc.	22,077	2,123,790
SK Innovation Company, Ltd. (A)	2,536	444,883
SK Networks Company, Ltd.	16,268	63,032
SK Securities Company, Ltd.	27,076	19,890
SK, Inc.	2,806	556,060
SL Corp.	1,618	32,736
SNT Holdings Company, Ltd.	1,460	19,996
SNT Motiv Company, Ltd.	882	33,425
S-Oil Corp.	824	65,380
Songwon Industrial Company, Ltd.	1,547	28,510
Spigen Korea Company, Ltd.	525	19,740
Sungshin Cement Company, Ltd.	2,022	23,957
Sungwoo Hitech Company, Ltd.	2,984	12,181
Sunjin Company, Ltd.	2,276	21,852
Taekwang Industrial Company, Ltd.	48	41,132
Taeyoung Engineering & Construction Company, Ltd.	2,234	18,700
Tongyang Life Insurance Company, Ltd.	7,644	41,538
Toptec Company, Ltd. (A)	2,535	17,392
Tovis Company, Ltd.	1,305	11,051
TS Corp.	12,730	30,232
TY Holdings Company, Ltd. (A)	2,153	47,177
Unick Corp.	2,729	16,724
Unid Company, Ltd.	534	45,963
WiSoL Company, Ltd.	2,256	21,424
Wonik Holdings Company, Ltd. (A)	5,948	23,425
Wonik Materials Company, Ltd.	880	25,941
Woori Financial Group, Inc.	41,842	524,435
Young Poong Corp.	51	28,949
Youngone Corp.	2,509	98,098
Youngone Holdings Company, Ltd.	920	40,552
Yuanta Securities Korea Company, Ltd.	11,703	35,475
Zeus Company, Ltd.	962	23,996
		31,755,569
Taiwan - 17.7%
Abico Avy Company, Ltd.	24,990	20,642
AcBel Polytech, Inc.	38,000	46,517
Acer, Inc.	256,452	265,816
ACES Electronic Company, Ltd.	19,323	31,071
Acter Group Corp., Ltd.	4,000	28,417
Advanced International Multitech Company, Ltd.	13,000	35,492
Advancetek Enterprise Company, Ltd.	35,186	28,703
AGV Products Corp. (A)	11,716	4,671
Allis Electric Company, Ltd.	13,000	12,566
Alpha Networks, Inc.	31,773	34,361
Altek Corp.	16,000	23,561
AmTRAN Technology Company, Ltd.	49,767	28,821

68

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Apacer Technology, Inc.	11,000	$17,045
APCB, Inc.	37,000	26,188
Apex International Company, Ltd.	7,000	25,624
Arcadyan Technology Corp.	8,000	33,622
Ardentec Corp.	45,000	77,968
Argosy Research, Inc.	7,000	26,089
ASE Technology Holding Company, Ltd.	236,000	840,978
Asia Cement Corp.	195,805	330,636
Asia Polymer Corp.	50,607	66,020
Asia Tech Image, Inc.	12,000	23,337
Asia Vital Components Company, Ltd. (C)	29,328	117,595
Asustek Computer, Inc.	68,000	882,210
AU Optronics Corp.	450,000	306,925
Audix Corp.	21,000	40,749
Bank of Kaohsiung Company, Ltd.	79,810	41,082
Basso Industry Corp.	8,000	11,873
BenQ Materials Corp.	13,000	16,374
BES Engineering Corp.	163,700	57,138
Bizlink Holding, Inc.	4,000	41,024
Brighton-Best International Taiwan, Inc.	19,000	25,260
Capital Securities Corp.	183,403	104,526
Career Technology MFG. Company, Ltd. (A)	61,200	49,203
Catcher Technology Company, Ltd.	53,000	265,892
Cathay Financial Holding Company, Ltd.	690,423	1,541,120
Cathay Real Estate Development Company, Ltd.	46,400	30,554
Celxpert Energy Corp.	12,000	17,301
Central Reinsurance Company, Ltd.	31,500	34,473
Chang Hwa Commercial Bank, Ltd.	334,238	222,757
Channel Well Technology Company, Ltd.	16,000	20,996
Charoen Pokphand Enterprise	10,000	28,309
CHC Healthcare Group	21,000	34,432
Chen Full International Company, Ltd.	15,000	21,393
Chenbro Micom Company, Ltd.	10,000	24,741
Cheng Loong Corp.	68,320	83,057
Cheng Mei Materials Technology Corp. (A)	46,000	19,017
Cheng Shin Rubber Industry Company, Ltd.	132,000	162,503
Cheng Uei Precision Industry Company, Ltd.	37,629	49,450
Chia Hsin Cement Corp.	15,000	10,895
Chicony Electronics Company, Ltd.	28,000	87,281
China Airlines, Ltd.	264,910	242,295
China Bills Finance Corp.	95,000	58,591
China Chemical & Pharmaceutical Company, Ltd.	34,000	26,280
China Development Financial Holding Corp.	1,035,535	687,300
China General Plastics Corp.	37,485	45,477
China Man-Made Fiber Corp.	178,414	57,456
China Metal Products Company, Ltd.	42,513	50,646
China Motor Corp.	30,250	63,658
China Petrochemical Development Corp.	309,245	129,998
China Steel Corp.	946,180	1,275,678
Chin-Poon Industrial Company, Ltd.	43,571	49,978
Chipbond Technology Corp.	70,000	167,578
ChipMOS Technologies, Inc.	66,938	118,645
Chong Hong Construction Company, Ltd.	19,000	48,489
Chun Yuan Steel Industry Company, Ltd.	50,874	42,685
Chung Hung Steel Corp.	38,625	61,303
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Chung-Hsin Electric & Machinery Manufacturing Corp.	46,500	$88,314
CMC Magnetics Corp. (A)	72,470	25,700
Compal Electronics, Inc.	424,000	394,969
Compeq Manufacturing Company, Ltd.	111,000	185,069
Concord Securities Company, Ltd.	26,000	13,553
Continental Holdings Corp.	49,050	44,950
Coretronic Corp.	40,000	97,292
CTBC Financial Holding Company, Ltd.	1,628,348	1,659,459
CTCI Corp.	8,000	12,893
DA CIN Construction Company, Ltd.	20,000	24,386
Darfon Electronics Corp.	16,000	27,554
Darwin Precisions Corp. (A)	37,000	15,480
Depo Auto Parts Industrial Company, Ltd.	21,000	43,624
D-Link Corp.	50,600	29,500
Dyaco International, Inc.	5,000	8,539
Dynamic Electronics Company, Ltd.	35,584	30,559
Dynapack International Technology Corp.	10,000	38,795
E.Sun Financial Holding Company, Ltd.	81,344	93,326
Edom Technology Company, Ltd.	18,400	23,443
Elite Advanced Laser Corp.	7,000	11,966
Elite Semiconductor Microelectronics Technology, Inc.	27,000	148,808
Elitegroup Computer Systems Company, Ltd.	42,104	29,214
Ennoconn Corp.	6,233	43,476
Ennostar, Inc. (A)	31,656	78,014
EnTie Commercial Bank Company, Ltd.	58,000	33,021
Eson Precision Ind Company, Ltd.	12,000	24,851
Eternal Materials Company, Ltd.	12,000	15,134
Eva Airways Corp.	266,725	294,828
Everest Textile Company, Ltd. (A)	64,835	19,283
Evergreen International Storage & Transport Corp.	67,600	86,452
Evergreen Marine Corp. Taiwan, Ltd.	11,655	54,174
Everlight Chemical Industrial Corp.	49,250	44,260
Everlight Electronics Company, Ltd.	46,000	77,541
Excelsior Medical Company, Ltd.	16,573	38,221
Far Eastern Department Stores, Ltd.	102,720	75,871
Far Eastern International Bank	271,637	115,184
Far Eastern New Century Corp.	252,249	266,566
Farglory Land Development Company, Ltd.	28,530	67,838
Federal Corp.	13,000	12,254
Feng Hsin Steel Company, Ltd.	8,000	26,872
First Financial Holding Company, Ltd.	613,053	606,247
First Steamship Company, Ltd. (A)	84,809	33,874
FLEXium Interconnect, Inc. (A)	27,000	94,809
Formosa Advanced Technologies Company, Ltd.	25,000	35,651
Formosa Chemicals & Fibre Corp.	184,000	505,020
Formosa Laboratories, Inc.	9,543	18,805
Formosa Petrochemical Corp.	4,000	13,128
Formosa Plastics Corp.	184,000	680,534
Formosa Taffeta Company, Ltd.	67,000	65,771
Formosan Rubber Group, Inc.	33,020	25,849
Formosan Union Chemical	48,812	46,809
Foxconn Technology Company, Ltd.	64,626	140,711
FSP Technology, Inc.	10,000	15,228
Fubon Financial Holding Company, Ltd.	741,053	1,967,658
Fulgent Sun International Holding Company, Ltd.	11,000	47,061
Fulltech Fiber Glass Corp. (A)	45,000	23,779

69

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
G Shank Enterprise Company, Ltd.	15,535	$30,495
Gamania Digital Entertainment Company, Ltd.	9,000	21,392
Gemtek Technology Corp.	32,000	36,503
General Interface Solution Holding, Ltd.	29,000	96,296
Getac Holdings Corp.	14,000	24,198
Giantplus Technology Company, Ltd. (A)	31,000	13,333
Gigabyte Technology Company, Ltd.	9,000	40,103
Ginko International Company, Ltd.	4,000	38,698
Global Brands Manufacture, Ltd.	37,541	44,202
Global Lighting Technologies, Inc.	6,000	14,064
Globe Union Industrial Corp.	51,750	23,577
Gloria Material Technology Corp.	39,684	34,848
Gold Circuit Electronics, Ltd.	44,000	128,848
Goldsun Building Materials Company, Ltd.	93,540	96,382
Gourmet Master Company, Ltd.	6,000	19,451
Grand Ocean Retail Group, Ltd.	13,000	7,592
Grand Pacific Petrochemical	77,000	72,751
Great China Metal Industry	33,000	31,079
Great Wall Enterprise Company, Ltd.	41,976	79,028
Greatek Electronics, Inc.	12,000	30,854
Hannstar Board Corp.	39,750	58,209
HannStar Display Corp.	84,842	45,179
HannsTouch Solution, Inc.	64,000	30,235
Hey Song Corp.	40,000	49,526
Highwealth Construction Corp.	45,000	71,051
Ho Tung Chemical Corp.	88,399	32,027
Holy Stone Enterprise Company, Ltd.	10,000	41,610
Hon Hai Precision Industry Company, Ltd.	732,448	2,689,424
Hong Pu Real Estate Development Company, Ltd.	27,000	20,689
Hong TAI Electric Industrial	20,000	22,309
Horizon Securities Company, Ltd.	18,000	9,945
Hsin Kuang Steel Company, Ltd.	9,000	21,121
Hsing TA Cement Company, Ltd.	38,000	28,057
HTC Corp. (A)	18,000	36,689
Hua Nan Financial Holdings Company, Ltd.	499,126	422,209
Huang Hsiang Construction Corp.	18,000	34,218
Hung Sheng Construction, Ltd.	42,240	36,586
IBF Financial Holdings Company, Ltd.	237,780	138,518
Ichia Technologies, Inc.	25,000	13,770
IEI Integration Corp.	12,000	19,388
Innolux Corp.	657,561	380,835
Inpaq Technology Company, Ltd. (A)	12,000	25,042
Integrated Service Technology, Inc.	9,000	16,634
International CSRC Investment Holdings Company	81,383	79,007
Inventec Corp.	240,000	205,730
Iron Force Industrial Company, Ltd.	6,000	14,100
ITEQ Corp.	8,000	33,150
Jarllytec Company, Ltd.	9,000	22,953
Jess-Link Products Company, Ltd.	13,000	19,426
Kaimei Electronic Corp.	13,300	38,197
Kedge Construction Company, Ltd.	6,000	12,138
Kenda Rubber Industrial Company, Ltd.	39,520	44,060
King Yuan Electronics Company, Ltd.	122,796	181,875
King's Town Bank Company, Ltd.	83,000	116,235
King's Town Construction Company, Ltd. (A)	7,300	9,073
Kinko Optical Company, Ltd. (A)	15,758	16,300
Kinpo Electronics, Inc.	160,269	93,771
Kinsus Interconnect Technology Corp.	22,000	146,293
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Kuo Toong International Company, Ltd.	18,248	$13,885
Kuoyang Construction Company, Ltd.	12,000	9,635
L&K Engineering Company, Ltd.	17,000	18,750
Largan Precision Company, Ltd.	7,000	457,586
Laster Tech Corp., Ltd.	11,910	14,915
Lealea Enterprise Company, Ltd. (A)	90,124	34,819
Lelon Electronics Corp.	8,000	17,995
Li Peng Enterprise Company, Ltd. (A)	62,000	19,870
Lida Holdings, Ltd.	4,640	5,084
Lien Hwa Industrial Holdings Corp.	42,900	95,736
Lingsen Precision Industries, Ltd.	49,481	41,628
Lite-On Technology Corp.	164,000	387,495
Longchen Paper & Packaging Company, Ltd.	64,177	47,549
Lumax International Corp., Ltd.	4,000	10,407
Lung Yen Life Service Corp.	9,000	13,884
Macauto Industrial Company, Ltd.	8,000	20,456
Macronix International Company, Ltd.	129,000	178,241
Mega Financial Holding Company, Ltd.	547,472	817,487
Mercuries & Associates Holding, Ltd.	47,815	35,325
Mercuries Life Insurance Company, Ltd. (A)	63,158	18,409
Merry Electronics Company, Ltd.	11,000	32,674
Mirle Automation Corp.	10,000	14,178
Mitac Holdings Corp.	58,316	59,805
MPI Corp.	11,000	38,705
Namchow Holdings Company, Ltd.	9,000	15,249
Nan Ya Plastics Corp.	334,000	1,081,199
Nanya Technology Corp.	121,000	288,643
Nichidenbo Corp.	14,000	26,626
Nishoku Technology, Inc.	7,800	24,018
O-Bank Company, Ltd.	52,538	18,695
OptoTech Corp.	14,439	25,514
Orient Semiconductor Electronics, Ltd. (A)	26,000	20,090
Oriental Union Chemical Corp.	28,000	22,079
Pacific Construction Company	38,289	12,255
Paiho Shih Holdings Corp.	11,000	13,981
Pan German Universal Motors, Ltd.	2,000	14,750
Pan-International Industrial Corp.	44,481	61,662
Pegatron Corp.	204,660	515,346
PharmaEngine, Inc.	9,000	28,014
Phison Electronics Corp.	5,000	82,098
Pixart Imaging, Inc.	10,000	48,680
Pou Chen Corp.	163,348	178,826
Powertech Technology, Inc.	39,000	128,469
President Securities Corp.	99,549	79,414
Primax Electronics, Ltd.	26,000	46,913
Prince Housing & Development Corp.	142,555	65,154
Prodisc Technology, Inc. (A)(D)	762,000	0
Promate Electronic Company, Ltd.	8,000	12,757
Prosperity Dielectrics Company, Ltd.	6,000	11,526
Qisda Corp.	162,280	187,081
Quanta Computer, Inc.	201,000	615,553
Quanta Storage, Inc.	23,000	35,078
Radiant Opto-Electronics Corp.	34,000	122,127
Radium Life Tech Company, Ltd.	102,621	37,283
Rechi Precision Company, Ltd.	20,000	12,530
Rexon Industrial Corp., Ltd.	13,000	20,344
Ritek Corp. (A)	57,799	18,349
Roo Hsing Company, Ltd. (A)	67,000	14,294
Ruentex Development Company, Ltd.	85,880	235,423
Ruentex Industries, Ltd.	33,800	135,266
Sampo Corp.	43,470	48,890
San Far Property, Ltd.	28,964	13,515

70

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Sanyang Motor Company, Ltd.	48,000	$48,067
Savior Lifetec Corp. (A)	18,957	12,006
Sercomm Corp.	22,000	60,184
Sesoda Corp.	26,064	50,349
Shan-Loong Transportation Company, Ltd.	23,000	31,985
Sheng Yu Steel Company, Ltd.	22,000	25,865
ShenMao Technology, Inc.	8,000	20,881
Shihlin Electric & Engineering Corp.	21,000	38,018
Shin Kong Financial Holding Company, Ltd.	870,344	325,765
Shin Zu Shing Company, Ltd.	8,000	23,079
Shining Building Business Company, Ltd. (A)	55,118	21,019
Shinkong Insurance Company, Ltd.	27,000	51,602
Shinkong Synthetic Fibers Corp.	132,239	96,002
Shuttle, Inc. (A)	25,000	12,084
Sigurd Microelectronics Corp.	47,773	98,453
Simplo Technology Company, Ltd.	8,000	86,366
Sincere Navigation Corp.	24,000	23,148
Sinher Technology, Inc.	8,000	10,951
Sinon Corp.	45,650	53,513
SinoPac Financial Holdings Company, Ltd.	706,931	452,120
Sirtec International Company, Ltd.	23,800	21,619
Siward Crystal Technology Company, Ltd.	20,000	24,382
Soft-World International Corp.	4,000	12,679
Sunonwealth Electric Machine Industry Company, Ltd.	18,000	26,810
Sunrex Technology Corp.	11,678	16,768
Supreme Electronics Company, Ltd.	13,268	23,878
Syncmold Enterprise Corp.	6,000	15,023
SYNergy ScienTech Corp.	10,000	9,934
Synmosa Biopharma Corp.	20,176	17,659
Synnex Technology International Corp.	120,000	313,231
Systex Corp.	6,000	16,905
TA Chen Stainless Pipe	99,489	168,269
Ta Ya Electric Wire & Cable	58,889	58,652
TA-I Technology Company, Ltd.	8,000	16,579
Taichung Commercial Bank Company, Ltd.	452,227	237,927
TaiDoc Technology Corp.	4,000	28,526
Taiflex Scientific Company, Ltd.	24,100	37,764
Tainan Spinning Company, Ltd.	135,638	109,742
Taishin Financial Holding Company, Ltd.	890,946	633,799
Taita Chemical Company, Ltd.	26,494	31,147
TAI-TECH Advanced Electronics Company, Ltd.	5,000	20,737
Taiwan Business Bank	461,790	206,011
Taiwan Cement Corp.	388,318	673,531
Taiwan Chinsan Electronic Industrial Company, Ltd.	14,852	22,261
Taiwan Cooperative Financial Holding Company, Ltd.	562,939	577,778
Taiwan Fertilizer Company, Ltd.	52,000	132,308
Taiwan Fire & Marine Insurance Company, Ltd.	41,000	29,631
Taiwan FU Hsing Industrial Company, Ltd.	21,000	31,989
Taiwan Glass Industry Corp.	112,319	97,710
Taiwan Hon Chuan Enterprise Company, Ltd.	34,000	92,980
Taiwan Kolin Company, Ltd. (A)(D)	327,000	0
Taiwan Navigation Company, Ltd.	19,000	23,826
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Paiho, Ltd.	9,000	$22,449
Taiwan PCB Techvest Company, Ltd.	36,000	63,455
Taiwan Semiconductor Company, Ltd.	14,000	41,654
Taiwan Shin Kong Security Company, Ltd.	8,000	11,131
Taiwan Styrene Monomer	38,000	22,164
Taiwan Surface Mounting Technology Corp.	26,225	106,433
Taiwan Union Technology Corp.	14,000	40,512
Taiyen Biotech Company, Ltd.	26,137	31,185
Tatung Company, Ltd. (A)	116,000	143,541
TBI Motion Technology Company, Ltd.	12,000	18,765
Teco Electric & Machinery Company, Ltd.	132,000	147,281
Test Research, Inc.	13,000	30,661
The Ambassador Hotel (A)	29,000	33,660
The Shanghai Commercial & Savings Bank, Ltd.	134,000	233,529
Thinking Electronic Industrial Company, Ltd.	4,000	20,575
Thye Ming Industrial Company, Ltd.	24,800	39,861
Ton Yi Industrial Corp.	97,000	60,768
Tong Hsing Electronic Industries, Ltd.	6,000	59,825
Tong Yang Industry Company, Ltd.	40,627	45,394
Tong-Tai Machine & Tool Company, Ltd.	26,588	14,731
TOPBI International Holdings, Ltd. (A)	8,077	2,640
Topkey Corp.	6,000	27,676
Topoint Technology Company, Ltd.	29,190	36,924
TPK Holding Company, Ltd.	41,000	52,772
Transcend Information, Inc.	9,000	23,259
Tripod Technology Corp.	20,000	93,078
Tsann Kuen Enterprise Company, Ltd.	7,000	9,745
TSRC Corp.	28,000	33,852
Tung Ho Steel Enterprise Corp.	61,640	150,126
TURVO International Company, Ltd.	6,000	22,029
TXC Corp.	27,000	95,514
TYC Brother Industrial Company, Ltd.	15,511	10,038
Tyntek Corp.	36,000	32,490
U-Ming Marine Transport Corp.	38,000	77,872
Union Bank of Taiwan	261,544	156,192
Unitech Printed Circuit Board Corp. (A)	74,194	45,673
United Microelectronics Corp.	699,794	1,285,119
Universal Cement Corp.	27,483	20,391
Unizyx Holding Corp. (A)	34,000	35,509
UPC Technology Corp.	89,751	56,895
USI Corp.	80,996	84,347
Wah Lee Industrial Corp.	20,520	77,756
Walsin Lihwa Corp.	180,000	183,048
Walsin Technology Corp. (A)	25,000	122,282
Walton Advanced Engineering, Inc. (A)	39,584	22,766
Wei Chuan Foods Corp.	33,000	24,624
Weikeng Industrial Company, Ltd.	25,000	27,960
Well Shin Technology Company, Ltd.	15,000	23,976
Winbond Electronics Corp.	316,793	339,317
Wintek Corp. (A)(D)	543,000	0
Wisdom Marine Lines Company, Ltd.	26,343	78,949
Wistron Corp.	297,291	307,690
Wistron NeWeb Corp.	19,000	47,130
WPG Holdings, Ltd.	165,400	322,225
WT Microelectronics Company, Ltd. (C)	45,174	123,957
Xxentria Technology Materials Corp.	8,000	18,811
Yageo Corp.	4,804	71,710
Yang Ming Marine Transport Corp. (A)	129,000	553,042
YC INOX Company, Ltd.	40,104	48,781

71

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Yea Shin International Development Company, Ltd.	20,906	$17,839
Yem Chio Company, Ltd.	42,717	22,917
Yeong Guan Energy Technology Group Company, Ltd.	13,553	29,630
YFY, Inc.	132,202	156,804
Yieh Phui Enterprise Company, Ltd. (A)	68,899	58,739
Youngtek Electronics Corp.	17,000	47,620
Yuanta Financial Holding Company, Ltd.	848,371	777,222
Yulon Motor Company, Ltd.	64,470	90,919
YungShin Global Holding Corp.	8,000	11,782
Zeng Hsing Industrial Company, Ltd.	4,000	19,429
Zenitron Corp.	28,000	38,330
Zhen Ding Technology Holding, Ltd.	44,000	163,833
Zig Sheng Industrial Company, Ltd.	38,908	22,950
		43,789,246
Thailand - 2.1%
AAPICO Hitech PCL	35,352	26,253
AP Thailand PCL	223,670	73,798
Bangchak Corp. PCL	91,600	81,694
Bangkok Bank PCL	12,800	52,390
Bangkok Bank PCL, NVDR	14,500	59,349
Bangkok Insurance PCL	4,550	36,524
Bangkok Land PCL	1,059,200	32,470
Bangkok Life Assurance PCL, NVDR	29,900	38,891
Bangkok Ranch PCL (A)	92,300	8,598
Banpu PCL	535,067	176,415
Berli Jucker PCL	86,900	93,973
Cal-Comp Electronics Thailand PCL	134,113	11,016
Charoen Pokphand Foods PCL	377,100	272,889
Esso Thailand PCL (A)	83,900	19,986
GFPT PCL	43,900	17,018
Indorama Ventures PCL	82,600	115,001
IRPC PCL	943,100	100,484
Italian-Thai Development PCL (A)	477,400	29,773
Kasikornbank PCL, NVDR	101,600	490,363
Khon Kaen Sugar Industry PCL	192,600	21,664
Kiatnakin Phatra Bank PCL	19,400	40,082
Krung Thai Bank PCL	265,400	109,571
LH Financial Group PCL	709,300	29,751
LPN Development PCL	52,900	7,405
MBK PCL (A)	50,619	18,968
Millcon Steel PCL	152,625	5,458
Polyplex Thailand PCL	14,000	10,389
Pruksa Holding PCL	78,800	32,364
PTT Exploration & Production PCL	119,900	516,605
PTT Global Chemical PCL	133,900	203,574
PTT PCL	938,700	1,081,786
Quality Houses PCL	377,100	26,051
Rojana Industrial Park PCL	113,100	21,529
Saha-Union PCL	16,100	15,347
Sansiri PCL	1,026,866	37,490
SC Asset Corp. PCL	238,196	27,144
Siam City Cement PCL	2,500	11,524
Somboon Advance Technology PCL	51,300	32,005
SPCG PCL	58,900	30,604
Sri Trang Agro-Industry PCL	49,100	38,648
Srithai Superware PCL (A)	283,000	10,756
Star Petroleum Refining PCL	100,000	28,876
STP & I PCL (A)	21,600	3,430
Supalai PCL	151,900	98,972
Super Energy Corp. PCL	743,000	19,891
Syntec Construction PCL	156,500	9,014
Thai Oil PCL	85,600	132,464
Thai Stanley Electric PCL	700	3,701
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Thai Union Group PCL	128,800	$73,069
Thaicom PCL	79,400	21,784
Thanachart Capital PCL	37,300	48,105
The Siam Cement PCL	27,400	314,681
The Siam Commercial Bank PCL	42,400	144,586
Thitikorn PCL	100	32
Thoresen Thai Agencies PCL	75,500	21,382
TMBThanachart Bank PCL	1,334,352	52,737
TPI Polene PCL	559,900	27,386
TPI Polene Power PCL	283,200	33,177
True Corp. PCL	927,400	143,224
Univentures PCL	51,700	4,993
		5,247,104
Turkey - 0.5%
Akbank TAS	217,215	107,047
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,921	27,269
Arcelik AS	7,251	29,868
Dogan Sirketler Grubu Holding AS	52,374	11,798
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	30,810	19,984
Enka Insaat ve Sanayi AS	70,950	77,601
Eregli Demir ve Celik Fabrikalari TAS	66,873	146,602
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,846	353
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	28,775	17,878
GSD Holding AS (A)	78,125	16,948
KOC Holding AS	34,979	94,529
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	15,600	27,493
NET Holding AS (A)	40,130	27,338
Sekerbank Turk AS (A)	178,589	12,252
Tekfen Holding AS (A)	11,038	16,012
Turk Hava Yollari AO (A)	64,941	142,791
Turkiye Garanti Bankasi AS	204,338	169,776
Turkiye Halk Bankasi AS (A)	56,201	18,070
Turkiye Sinai Kalkinma Bankasi AS (A)	141,027	13,906
Turkiye Sise ve Cam Fabrikalari AS	110,611	114,762
Turkiye Vakiflar Bankasi TAO, Class D (A)	91,535	22,315
Uzel Makina Sanayii AS (A)(D)	22,930	0
Vestel Elektronik Sanayi ve Ticaret AS	6,172	10,804
Yapi ve Kredi Bankasi AS (A)	254,969	70,845
		1,196,241
Ukraine - 0.0%
Astarta Holding NV	617	3,832
Kernel Holding SA	7,742	60,049
		63,881
United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC	222,448	633,889
Agthia Group PJSC	5,450	6,761
Air Arabia PJSC	66,681	29,065
Ajman Bank PJSC (A)	110,663	24,143
Aldar Properties PJSC	344,351	460,968
Amanat Holdings PJSC (A)	77,820	24,710
Dana Gas PJSC	87,037	27,891
Deyaar Development PJSC (A)	246,958	30,918
Dubai Investments PJSC	195,034	128,593
Emaar Development PJSC (A)	87,386	105,336
Emaar Properties PJSC	307,615	499,673
Emirates NBD Bank PJSC	45,174	183,819
Eshraq Investments PJSC (A)	223,571	22,447
Islamic Arab Insurance Company	58,609	11,145

72

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Arab Emirates (continued)
National Central Cooling Company PJSC	14,806	$10,001
RAK Properties PJSC (A)	77,735	16,136
Ras Al Khaimah Ceramics	24,868	18,491
SHUAA Capital PSC	76,875	12,856
		2,246,842
United States - 0.0%
Nexteer Automotive Group, Ltd.	95,000	59,893
TOTAL COMMON STOCKS (Cost $231,298,919)		$239,451,923
PREFERRED SECURITIES - 2.1%
Brazil - 2.0%
Banco ABC Brasil SA	9,841	35,614
Banco Bradesco SA	213,071	994,410
Banco do Estado do Rio Grande do Sul SA, B Shares	22,600	51,646
Eucatex SA Industria e Comercio	4,200	9,616
Gerdau SA	91,576	592,612
Marcopolo SA	55,200	30,956
Petroleo Brasileiro SA	445,844	3,132,393
Randon SA Implementos e Participacoes	11,172	25,061
Usinas Siderurgicas de Minas Gerais SA, A Shares	40,910	120,039
		4,992,347
Colombia - 0.1%
Grupo Argos SA	23,975	59,731
Grupo Aval Acciones y Valores SA	76,550	17,278
Grupo de Inversiones Suramericana SA	11,343	67,042
		144,051
Philippines - 0.0%
Cebu Air, Inc.	15,189	13,974
Taiwan - 0.0%
China Development Financial Holding Corp. (A)	42,273	13,559
TOTAL PREFERRED SECURITIES (Cost $4,421,285)		$5,163,931
WARRANTS - 0.0%
MBK PCL (Expiration Date: 12-31-24; Strike Price: THB 3.00) (A)	2,024	578
TOTAL WARRANTS (Cost $0)		$578
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
RIGHTS - 0.0%
Muhibbah Engineering M BHD (Expiration Date: 4-14-22; Strike Price: MYR 0.50) (A)	34,650	$41
TOTAL RIGHTS (Cost $0)		$41
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
John Hancock Collateral Trust, 0.3592% (F)(G)	288,088	2,880,536
TOTAL SHORT-TERM INVESTMENTS (Cost $2,880,407)		$2,880,536
Total Investments (Emerging Markets Value Trust) (Cost $238,600,611) - 100.3%		$247,497,009
Other assets and liabilities, net - (0.3%)		(695,837)
TOTAL NET ASSETS - 100.0%		$246,801,172
Currency Abbreviations
MYR	Malaysian Ringgit
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $3,966,093. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $1,644,925 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(F)	The rate shown is the annualized seven-day yield as of 3-31-22.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	30	Long	Jun 2022	$1,625,472	$1,687,200	$61,728
						$61,728

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.2%
Communication services – 4.4%
Diversified telecommunication services – 0.4%
AT&T, Inc.	196,937	$4,653,621
73

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	27,872	$1,419,800
		6,073,421
Entertainment – 1.0%
The Walt Disney Company (A)	119,596	16,403,787
Media – 3.0%
Comcast Corp., Class A	494,952	23,173,653
Fox Corp., Class B	177,214	6,429,324
News Corp., Class A	805,180	17,834,737
		47,437,714
		69,914,922
Consumer discretionary – 3.5%
Automobiles – 0.8%
Volkswagen AG, ADR	785,879	13,477,825
Hotels, restaurants and leisure – 0.7%
Las Vegas Sands Corp. (A)	278,857	10,839,172
Leisure products – 0.7%
Mattel, Inc. (A)	484,897	10,769,562
Multiline retail – 0.7%
Kohl's Corp.	178,371	10,784,311
Specialty retail – 0.6%
The TJX Companies, Inc.	150,262	9,102,872
		54,973,742
Consumer staples – 6.5%
Beverages – 0.6%
The Coca-Cola Company	146,462	9,080,644
Food and staples retailing – 0.5%
Walmart, Inc.	57,071	8,499,013
Food products – 2.8%
Conagra Brands, Inc.	589,452	19,787,904
Mondelez International, Inc., Class A	18,865	1,184,345
Tyson Foods, Inc., Class A	252,520	22,633,368
		43,605,617
Household products – 1.4%
Kimberly-Clark Corp.	174,652	21,510,140
Tobacco – 1.2%
Altria Group, Inc.	36,947	1,930,481
Philip Morris International, Inc.	190,448	17,890,685
		19,821,166
		102,516,580
Energy – 6.6%
Oil, gas and consumable fuels – 6.6%
Chevron Corp.	20,127	3,277,279
Enbridge, Inc.	21,300	981,717
EOG Resources, Inc.	134,017	15,978,847
Exxon Mobil Corp.	201,849	16,670,709
Hess Corp.	64,834	6,939,831
Occidental Petroleum Corp.	105,643	5,994,184
Targa Resources Corp.	8,046	607,232
TC Energy Corp.	305,459	17,233,997
TotalEnergies SE	558,659	28,267,877
TotalEnergies SE, ADR	153,719	7,768,958
		103,720,631
Financials – 21.4%
Banks – 7.6%
Bank of America Corp.	201,075	8,288,312
Citigroup, Inc.	146,600	7,828,440
Fifth Third Bancorp	442,695	19,053,593
Huntington Bancshares, Inc.	1,216,500	17,785,230
JPMorgan Chase & Co.	61,579	8,394,449
The PNC Financial Services Group, Inc.	27,306	5,036,592
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Company	1,108,885	$53,736,561
		120,123,177
Capital markets – 3.9%
Franklin Resources, Inc.	50,305	1,404,516
Morgan Stanley	140,694	12,296,656
Raymond James Financial, Inc.	10,146	1,115,147
State Street Corp.	208,715	18,183,251
The Bank of New York Mellon Corp.	33,429	1,659,081
The Charles Schwab Corp.	108,312	9,131,785
The Goldman Sachs Group, Inc.	52,983	17,489,688
		61,280,124
Diversified financial services – 1.1%
Equitable Holdings, Inc.	582,865	18,016,357
Insurance – 8.8%
American International Group, Inc.	676,950	42,492,152
Chubb, Ltd.	138,884	29,707,288
Loews Corp.	417,534	27,064,554
Marsh & McLennan Companies, Inc.	13,674	2,330,323
MetLife, Inc.	418,321	29,399,600
The Hartford Financial Services Group, Inc.	100,323	7,204,195
		138,198,112
		337,617,770
Health care – 17.5%
Biotechnology – 2.5%
AbbVie, Inc.	215,534	34,940,217
Biogen, Inc. (A)	15,139	3,188,273
Gilead Sciences, Inc.	24,661	1,466,096
		39,594,586
Health care equipment and supplies – 3.7%
Becton, Dickinson and Company	97,854	26,029,164
Medtronic PLC	194,060	21,530,957
Zimmer Biomet Holdings, Inc.	82,584	10,562,494
Zimvie, Inc. (A)	8,258	188,613
		58,311,228
Health care providers and services – 6.6%
Anthem, Inc.	79,111	38,860,905
Cardinal Health, Inc.	140,669	7,975,932
Centene Corp. (A)	124,947	10,519,288
Cigna Corp.	70,334	16,852,730
CVS Health Corp.	209,432	21,196,613
UnitedHealth Group, Inc.	16,135	8,228,366
		103,633,834
Pharmaceuticals – 4.7%
AstraZeneca PLC, ADR	116,058	7,699,288
GlaxoSmithKline PLC	85,962	1,859,955
Johnson & Johnson	110,053	19,504,693
Merck & Company, Inc.	150,599	12,356,648
Organon & Company	7,189	251,112
Pfizer, Inc.	352,502	18,249,029
Sanofi	94,837	9,696,096
Sanofi, ADR	96,094	4,933,466
		74,550,287
		276,089,935
Industrials – 10.6%
Aerospace and defense – 2.6%
L3Harris Technologies, Inc.	110,273	27,399,532

74

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
The Boeing Company (A)	70,334	$13,468,961
		40,868,493
Air freight and logistics – 2.6%
United Parcel Service, Inc., Class B	191,262	41,018,049
Airlines – 0.3%
Southwest Airlines Company (A)	97,641	4,471,958
Commercial services and supplies – 0.8%
Stericycle, Inc. (A)	222,512	13,110,407
Industrial conglomerates – 3.4%
3M Company	18,400	2,739,392
General Electric Company	435,060	39,807,990
Siemens AG, ADR	153,950	10,644,103
		53,191,485
Machinery – 0.5%
Flowserve Corp.	39,087	1,403,223
PACCAR, Inc.	82,333	7,251,067
		8,654,290
Professional services – 0.4%
Nielsen Holdings PLC	229,880	6,261,931
		167,576,613
Information technology – 8.1%
Communications equipment – 0.5%
Cisco Systems, Inc.	136,469	7,609,511
Electronic equipment, instruments and components – 0.3%
TE Connectivity, Ltd.	31,553	4,132,812
IT services – 0.5%
Fiserv, Inc. (A)	84,200	8,537,880
Semiconductors and semiconductor equipment – 4.6%
Applied Materials, Inc.	103,810	13,682,158
NXP Semiconductors NV	20,355	3,767,303
QUALCOMM, Inc.	253,240	38,700,137
Texas Instruments, Inc.	92,294	16,934,103
		73,083,701
Software – 2.2%
Citrix Systems, Inc.	115,371	11,640,934
Microsoft Corp.	75,017	23,128,491
		34,769,425
		128,133,329
Materials – 5.4%
Chemicals – 3.7%
Akzo Nobel NV	51,514	4,426,201
CF Industries Holdings, Inc.	332,207	34,237,253
DuPont de Nemours, Inc.	13,952	1,026,588
International Flavors & Fragrances, Inc.	120,584	15,836,297
RPM International, Inc.	30,924	2,518,451
		58,044,790
Containers and packaging – 1.7%
International Paper Company	567,625	26,195,894
		84,240,684
Real estate – 4.5%
Equity real estate investment trusts – 4.5%
Equity Residential	271,132	24,380,189
Rayonier, Inc.	316,093	12,997,744
Vornado Realty Trust	42,393	1,921,251
Welltower, Inc.	68,156	6,552,518
Weyerhaeuser Company	678,476	25,714,240
		71,565,942
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 8.7%
Electric utilities – 3.6%
NextEra Energy, Inc.	99,591	$8,436,354
The Southern Company	561,129	40,687,464
Xcel Energy, Inc.	93,700	6,762,329
		55,886,147
Multi-utilities – 5.1%
Ameren Corp.	113,777	10,667,732
Dominion Energy, Inc.	209,000	17,758,730
NiSource, Inc.	612,736	19,485,005
Sempra Energy	196,491	33,034,067
		80,945,534
		136,831,681
TOTAL COMMON STOCKS (Cost $1,104,749,211)		$1,533,181,829
PREFERRED SECURITIES – 1.4%
Health care – 0.4%
Health care equipment and supplies – 0.4%
Becton, Dickinson and Company, 6.000% (B)	109,565	5,787,223
Utilities – 1.0%
Electric utilities – 0.7%
NextEra Energy, Inc., 5.279%	88,679	4,624,610
The Southern Company, 6.750%	126,472	6,906,636
		11,531,246
Multi-utilities – 0.3%
NiSource, Inc., 7.750%	43,267	5,147,908
		16,679,154
TOTAL PREFERRED SECURITIES (Cost $20,516,511)		$22,466,377
SHORT-TERM INVESTMENTS – 1.5%
Short-term funds – 1.5%
John Hancock Collateral Trust, 0.3592% (C)(D)	589,850	5,897,793
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (C)	3,768,832	3,768,832
T. Rowe Price Government Reserve Fund, 0.2855% (C)	13,820,956	13,820,956
TOTAL SHORT-TERM INVESTMENTS (Cost $23,487,280)		$23,487,581
Total Investments (Equity Income Trust) (Cost $1,148,753,002) – 100.1%		$1,579,135,787
Other assets and liabilities, net – (0.1%)		(1,808,832)
TOTAL NET ASSETS – 100.0%		$1,577,326,955
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $5,810,684.
(C)	The rate shown is the annualized seven-day yield as of 3-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

75

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.1%
Financials – 95.2%
Banks – 55.8%
1st Source Corp.	21,579	$998,029
American Business Bank (A)	27,647	1,149,286
Ameris Bancorp	36,024	1,580,733
Atlantic Union Bankshares Corp.	50,436	1,850,497
Bank of America Corp.	129,233	5,326,984
Bank of Marin Bancorp	40,135	1,407,534
BayCom Corp.	37,730	821,382
Business First Bancshares, Inc.	34,109	829,872
California BanCorp (A)	27,567	634,317
Cambridge Bancorp	18,888	1,605,480
Central Valley Community Bancorp	27,200	635,120
Citizens Community Bancorp, Inc.	20,008	302,321
Citizens Financial Group, Inc.	104,260	4,726,106
Close Brothers Group PLC	87,372	1,360,031
Coastal Financial Corp. (A)	31,594	1,445,426
Comerica, Inc.	49,629	4,487,950
East West Bancorp, Inc.	61,065	4,825,356
Evans Bancorp, Inc.	16,798	638,324
Farmers & Merchants Bancorp, Inc.	8,008	289,489
Fifth Third Bancorp	138,933	5,979,671
First Interstate BancSystem, Inc., Class A	4,834	177,746
First Merchants Corp.	38,862	1,616,659
German American Bancorp, Inc.	13,071	496,567
Glacier Bancorp, Inc.	16,734	841,386
HBT Financial, Inc.	41,534	755,088
Heritage Commerce Corp.	41,523	467,134
Independent Bank Corp. (Massachusetts)	14,401	1,176,418
JPMorgan Chase & Co.	26,184	3,569,403
KeyCorp	246,146	5,508,747
Landmark Bancorp, Inc.	11,664	307,113
Level One Bancorp, Inc.	15,482	618,196
Limestone Bancorp, Inc.	5,901	123,095
Live Oak Bancshares, Inc.	24,594	1,251,589
M&T Bank Corp.	32,670	5,537,565
Metrocity Bankshares, Inc.	14,106	331,209
Mid Penn Bancorp, Inc.	13,471	361,158
Nicolet Bankshares, Inc. (A)	21,159	1,979,848
Nordea Bank ABP (Nasdaq Stockholm Exchange)	204,534	2,105,062
Pinnacle Financial Partners, Inc.	44,474	4,095,166
Popular, Inc.	31,043	2,537,455
Shore Bancshares, Inc.	10,670	218,522
Southern First Bancshares, Inc. (A)	12,586	639,872
Stock Yards Bancorp, Inc.	35,344	1,869,698
SVB Financial Group (A)	7,617	4,261,331
Synovus Financial Corp.	104,223	5,106,927
The First Bancshares, Inc.	18,748	631,058
Third Coast Bancshares, Inc. (A)	16,135	372,719
TriCo Bancshares	52,084	2,084,923
U.S. Bancorp	40,163	2,134,663
Univest Financial Corp.	28,493	762,473
Webster Financial Corp.	30,589	1,716,655
Western Alliance Bancorp	10,791	893,711
Zions Bancorp NA	77,935	5,109,419
		100,552,483
Capital markets – 16.2%
AllianceBernstein Holding LP	98,426	4,627,991
Ameriprise Financial, Inc.	17,570	5,277,325
Ares Management Corp., Class A	21,188	1,721,101
Brookfield Asset Management, Inc., Class A	65,489	3,704,713
CME Group, Inc.	15,163	3,606,671
Morgan Stanley	41,330	3,612,242
Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Onex Corp.	38,028	$2,548,483
Raymond James Financial, Inc.	37,488	4,120,306
		29,218,832
Consumer finance – 3.4%
American Express Company	33,069	6,183,903
Diversified financial services – 3.0%
Berkshire Hathaway, Inc., Class B (A)	10,203	3,600,741
Eurazeo SE	20,968	1,762,852
		5,363,593
Insurance – 15.5%
American International Group, Inc.	90,441	5,676,982
Arthur J. Gallagher & Company	21,443	3,743,948
Chubb, Ltd.	15,643	3,346,038
Markel Corp. (A)	2,550	3,761,862
MetLife, Inc.	53,847	3,784,367
The Hartford Financial Services Group, Inc.	52,335	3,758,176
Unum Group	121,259	3,820,871
		27,892,244
Thrifts and mortgage finance – 1.3%
ESSA Bancorp, Inc.	16,786	301,309
OP Bancorp	38,618	534,859
Premier Financial Corp.	43,710	1,325,724
Timberland Bancorp, Inc.	8,207	221,671
		2,383,563
		171,594,618
Real estate – 3.9%
Equity real estate investment trusts – 3.2%
Prologis, Inc.	22,608	3,650,740
Rexford Industrial Realty, Inc.	28,854	2,152,220
		5,802,960
Real estate management and development – 0.7%
VGP NV	4,815	1,232,376
		7,035,336
TOTAL COMMON STOCKS (Cost $156,206,041)		$178,629,954
SHORT-TERM INVESTMENTS – 0.8%
Repurchase agreement – 0.8%
Repurchase Agreement with State Street Corp. dated 3-31-22 at 0.000% to be repurchased at $1,540,000 on 4-1-22, collateralized by $1,572,900 U.S. Treasury Notes, 2.250% due 3-31-24 (valued at $1,570,811)	$1,540,000	1,540,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,540,000)		$1,540,000
Total Investments (Financial Industries Trust) (Cost $157,746,041) – 99.9%		$180,169,954
Other assets and liabilities, net – 0.1%		95,814
TOTAL NET ASSETS – 100.0%		$180,265,768
Security Abbreviations and Legend
(A)	Non-income producing security.

76

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%
Communication services – 16.9%
Entertainment – 4.0%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,232,558	$86,081,851
Madison Square Garden Entertainment Corp. (A)	94,628	7,883,459
		93,965,310
Interactive media and services – 12.4%
Alphabet, Inc., Class A (A)	56,835	158,078,027
CarGurus, Inc. (A)	1,358,143	57,666,752
Meta Platforms, Inc., Class A (A)	344,579	76,620,586
		292,365,365
Media – 0.5%
Liberty Broadband Corp., Series A (A)	85,182	11,163,953
		397,494,628
Consumer discretionary – 22.5%
Household durables – 6.0%
Lennar Corp., A Shares	1,482,576	120,340,694
NVR, Inc. (A)	4,693	20,964,898
		141,305,592
Internet and direct marketing retail – 9.7%
Amazon.com, Inc. (A)	69,642	227,029,438
Leisure products – 2.2%
Polaris, Inc.	496,398	52,280,637
Specialty retail – 2.7%
Dufry AG (A)	528,435	22,235,336
Group 1 Automotive, Inc.	243,849	40,925,178
		63,160,514
Textiles, apparel and luxury goods – 1.9%
Canada Goose Holdings, Inc. (A)	973,328	25,627,726
Salvatore Ferragamo SpA (A)	1,041,159	19,610,038
		45,237,764
		529,013,945
Consumer staples – 7.1%
Beverages – 2.9%
Anheuser-Busch InBev SA/NV, ADR	281,723	16,920,283
Diageo PLC, ADR	100,766	20,469,605
The Boston Beer Company, Inc., Class A (A)	78,349	30,436,236
		67,826,124
Food and staples retailing – 0.5%
U.S. Foods Holding Corp. (A)	313,058	11,780,373
Food products – 2.9%
Post Holdings, Inc. (A)	625,608	43,329,610
The Hain Celestial Group, Inc. (A)	712,778	24,519,563
		67,849,173
Personal products – 0.8%
BellRing Brands, Inc. (A)	793,137	18,305,604
		165,761,274
Energy – 7.4%
Oil, gas and consumable fuels – 7.4%
Cheniere Energy, Inc.	678,862	94,124,216
Suncor Energy, Inc.	1,266,038	41,260,178
Valero Energy Corp.	375,394	38,117,507
		173,501,901
Financials – 14.4%
Banks – 3.4%
First Hawaiian, Inc.	2,882,009	80,379,231
Capital markets – 10.5%
KKR & Company, Inc.	672,862	39,342,241
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Morgan Stanley	1,197,133	$104,629,424
Robinhood Markets, Inc., Class A (A)	407,446	5,504,595
S&P Global, Inc.	129,403	53,078,523
The Goldman Sachs Group, Inc.	133,864	44,188,506
		246,743,289
Consumer finance – 0.5%
Synchrony Financial	352,712	12,277,905
		339,400,425
Health care – 7.7%
Biotechnology – 2.9%
Alnylam Pharmaceuticals, Inc. (A)	189,329	30,915,532
Moderna, Inc. (A)	211,221	36,384,929
		67,300,461
Health care equipment and supplies – 3.0%
Hologic, Inc. (A)	694,300	53,336,126
Masimo Corp. (A)	115,574	16,820,640
		70,156,766
Health care providers and services – 1.3%
Anthem, Inc.	60,130	29,537,059
Health care technology – 0.5%
Change Healthcare, Inc. (A)	597,380	13,022,884
		180,017,170
Industrials – 6.1%
Electrical equipment – 1.5%
Regal Rexnord Corp.	141,531	21,056,982
Sensata Technologies Holding PLC (A)	274,932	13,980,292
		35,037,274
Industrial conglomerates – 1.7%
Roper Technologies, Inc.	85,329	40,294,914
Machinery – 1.2%
Parker-Hannifin Corp.	99,109	28,123,170
Trading companies and distributors – 1.7%
United Rentals, Inc. (A)	111,029	39,438,611
		142,893,969
Information technology – 12.5%
Semiconductors and semiconductor equipment – 4.4%
Analog Devices, Inc.	131,313	21,690,281
NVIDIA Corp.	300,701	82,049,275
		103,739,556
Software – 3.9%
salesforce.com, Inc. (A)	194,327	41,259,509
Workday, Inc., Class A (A)	208,422	49,908,732
		91,168,241
Technology hardware, storage and peripherals – 4.2%
Apple, Inc.	568,999	99,352,915
		294,260,712
Materials – 1.0%
Chemicals – 1.0%
Axalta Coating Systems, Ltd. (A)	1,000,873	24,601,458
Real estate – 3.4%
Equity real estate investment trusts – 2.8%
American Tower Corp.	178,817	44,922,407
Crown Castle International Corp.	107,767	19,893,788
		64,816,195
Real estate management and development – 0.6%
Five Point Holdings LLC, Class A (A)	2,500,189	15,276,155
		80,092,350
TOTAL COMMON STOCKS (Cost $1,365,618,885)		$2,327,037,832

77

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.0%
Repurchase agreement – 1.0%
Repurchase Agreement with State Street Corp. dated 3-31-22 at 0.000% to be repurchased at $22,443,000 on 4-1-22, collateralized by $22,922,400 U.S. Treasury Notes, 2.250% due 3-31-24 (valued at $22,891,959)	$22,443,000	$22,443,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,443,000)		$22,443,000
Total Investments (Fundamental All Cap Core Trust) (Cost $1,388,061,885) – 100.0%		$2,349,480,832
Other assets and liabilities, net – (0.0%)		(239,548)
TOTAL NET ASSETS – 100.0%		$2,349,241,284
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.3%
Communication services – 9.2%
Interactive media and services – 3.8%
Alphabet, Inc., Class A (A)	7,585	$21,096,540
Meta Platforms, Inc., Class A (A)	40,403	8,984,011
		30,080,551
Media – 5.4%
Comcast Corp., Class A	712,208	33,345,577
Liberty Broadband Corp., Series A (A)	74,259	9,732,385
		43,077,962
		73,158,513
Consumer discretionary – 7.4%
Household durables – 2.7%
Lennar Corp., A Shares	269,386	21,866,062
Internet and direct marketing retail – 2.1%
eBay, Inc.	285,688	16,358,495
Specialty retail – 2.6%
CarMax, Inc. (A)	88,898	8,576,879
Dufry AG (A)	127,744	5,375,175
Group 1 Automotive, Inc.	41,431	6,953,365
		20,905,419
		59,129,976
Consumer staples – 8.9%
Beverages – 2.5%
Anheuser-Busch InBev SA/NV, ADR	215,540	12,945,332
Heineken Holding NV	95,873	7,507,159
		20,452,491
Food and staples retailing – 3.1%
Walmart, Inc.	164,542	24,503,595
Food products – 2.7%
Danone SA	184,413	10,187,519
Post Holdings, Inc. (A)	165,539	11,465,231
		21,652,750
Personal products – 0.6%
BellRing Brands, Inc. (A)	209,868	4,843,753
		71,452,589
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 10.1%
Energy equipment and services – 0.4%
ChampionX Corp. (A)	132,277	$3,238,141
Oil, gas and consumable fuels – 9.7%
Cheniere Energy, Inc.	236,581	32,801,956
Chevron Corp.	77,769	12,663,126
Kinder Morgan, Inc.	284,984	5,389,047
Suncor Energy, Inc.	644,202	20,994,543
Valero Energy Corp.	59,006	5,991,469
		77,840,141
		81,078,282
Financials – 18.3%
Banks – 7.4%
Bank of America Corp.	276,857	11,412,046
Citigroup, Inc.	289,849	15,477,937
JPMorgan Chase & Co.	102,714	14,001,972
Wells Fargo & Company	380,646	18,446,105
		59,338,060
Capital markets – 10.4%
KKR & Company, Inc.	334,915	19,582,480
Morgan Stanley	154,865	13,535,201
Nasdaq, Inc.	90,090	16,054,038
State Street Corp.	270,800	23,592,096
The Goldman Sachs Group, Inc.	32,249	10,645,395
		83,409,210
Consumer finance – 0.5%
American Express Company	20,890	3,906,430
		146,653,700
Health care – 16.8%
Biotechnology – 1.6%
Gilead Sciences, Inc.	89,153	5,300,146
Moderna, Inc. (A)	40,827	7,032,859
		12,333,005
Health care equipment and supplies – 0.8%
Hologic, Inc. (A)	81,458	6,257,604
Health care providers and services – 7.7%
Anthem, Inc.	79,045	38,828,485
HCA Healthcare, Inc.	30,090	7,541,156
UnitedHealth Group, Inc.	30,432	15,519,407
		61,889,048
Life sciences tools and services – 1.7%
Danaher Corp.	46,843	13,740,457
Pharmaceuticals – 5.0%
Elanco Animal Health, Inc. (A)	359,170	9,370,745
GlaxoSmithKline PLC, ADR	306,794	13,363,947
Merck & Company, Inc.	112,172	9,203,713
Novartis AG, ADR	92,943	8,155,748
		40,094,153
		134,314,267
Industrials – 13.5%
Aerospace and defense – 5.6%
General Dynamics Corp.	16,683	4,023,606
L3Harris Technologies, Inc.	39,793	9,887,367
Lockheed Martin Corp.	19,654	8,675,276
Raytheon Technologies Corp.	223,374	22,129,662
		44,715,911
Machinery – 4.7%
Fortive Corp.	177,176	10,795,334

78

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Parker-Hannifin Corp.	94,834	$26,910,096
		37,705,430
Trading companies and distributors – 3.2%
United Rentals, Inc. (A)	70,564	25,065,038
		107,486,379
Information technology – 9.5%
Electronic equipment, instruments and components – 1.4%
Vontier Corp.	442,154	11,226,290
Semiconductors and semiconductor equipment – 1.1%
Analog Devices, Inc.	54,378	8,982,158
Software – 5.9%
Microsoft Corp.	66,716	20,569,210
Oracle Corp.	320,093	26,481,294
		47,050,504
Technology hardware, storage and peripherals – 1.1%
Samsung Electronics Company, Ltd.	157,290	9,000,600
		76,259,552
Materials – 1.0%
Chemicals – 1.0%
LyondellBasell Industries NV, Class A	73,401	7,547,091
Real estate – 2.6%
Equity real estate investment trusts – 2.6%
American Tower Corp.	82,082	20,620,640
TOTAL COMMON STOCKS (Cost $572,005,816)		$777,700,989
SHORT-TERM INVESTMENTS – 2.9%
Repurchase agreement – 2.9%
Repurchase Agreement with State Street Corp. dated 3-31-22 at 0.000% to be repurchased at $23,196,000 on 4-1-22, collateralized by $23,691,400 U.S. Treasury Notes, 2.250% due 3-31-24 (valued at $23,659,938)	$23,196,000	23,196,000
TOTAL SHORT-TERM INVESTMENTS (Cost $23,196,000)		$23,196,000
Total Investments (Fundamental Large Cap Value Trust) (Cost $595,201,816) – 100.2%		$800,896,989
Other assets and liabilities, net – (0.2%)		(1,234,927)
TOTAL NET ASSETS – 100.0%		$799,662,062
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.8%
France - 13.1%
Air Liquide SA	46,022	$8,051,312
Capgemini SE	26,591	5,900,658
Carrefour SA	272,550	5,931,284
Cie Generale des Etablissements Michelin SCA	30,650	4,153,575
Sanofi	92,808	9,488,708
TotalEnergies SE	173,544	8,781,296
		42,306,833
Germany - 1.0%
Deutsche Post AG	70,523	3,367,624
Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland - 1.2%
CRH PLC	95,906	$3,830,635
Japan - 4.6%
FANUC Corp.	33,771	5,927,146
Mitsubishi Estate Company, Ltd.	185,969	2,769,164
Sumitomo Mitsui Financial Group, Inc.	190,700	6,023,905
		14,720,215
Netherlands - 5.9%
ING Groep NV	469,555	4,902,619
Koninklijke Ahold Delhaize NV	207,200	6,664,730
Stellantis NV	456,072	7,383,609
		18,950,958
Spain - 1.2%
Amadeus IT Group SA (A)	61,771	4,016,255
Switzerland - 4.9%
Chubb, Ltd.	27,404	5,861,716
Roche Holding AG	24,777	9,803,314
		15,665,030
United Kingdom - 7.1%
Amcor PLC, CHESS Depositary Interest	286,493	3,256,645
Associated British Foods PLC	143,640	3,120,304
AstraZeneca PLC	54,553	7,234,418
Ferguson PLC	21,379	2,896,416
Reckitt Benckiser Group PLC	85,911	6,553,784
		23,061,567
United States - 56.8%
Alphabet, Inc., Class A (A)	5,603	15,583,898
Apple, Inc.	28,534	4,982,322
Arthur J. Gallagher & Company	48,326	8,437,720
AutoZone, Inc. (A)	2,879	5,886,346
Bank of America Corp.	244,814	10,091,233
Cisco Systems, Inc.	128,797	7,181,721
Comcast Corp., Class A	140,685	6,586,872
ConocoPhillips	61,707	6,170,700
Corteva, Inc.	182,645	10,498,435
Electronic Arts, Inc.	51,804	6,553,724
Huntington Bancshares, Inc.	417,168	6,098,996
Intercontinental Exchange, Inc.	18,359	2,425,591
Johnson & Johnson	61,472	10,894,683
Johnson Controls International PLC	67,978	4,457,317
Lennar Corp., A Shares	29,328	2,380,554
Meta Platforms, Inc., Class A (A)	23,048	5,124,953
Microsoft Corp.	45,890	14,148,346
Northrop Grumman Corp.	6,876	3,075,085
Oracle Corp.	79,908	6,610,789
Otis Worldwide Corp.	63,250	4,867,088
Philip Morris International, Inc.	105,468	9,907,664
Stanley Black & Decker, Inc.	17,517	2,448,701
T-Mobile US, Inc. (A)	52,436	6,730,161
UnitedHealth Group, Inc.	19,815	10,105,056
Waste Management, Inc.	41,259	6,539,552
Wells Fargo & Company	119,460	5,789,032
		183,576,539
TOTAL COMMON STOCKS (Cost $274,704,262)		$309,495,656
PREFERRED SECURITIES - 2.8%
South Korea - 2.8%
Samsung Electronics Company, Ltd.	175,624	9,100,037
TOTAL PREFERRED SECURITIES (Cost $8,813,874)		$9,100,037

79

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
Federated Government Obligations Fund, Institutional Class, 0.1243% (B)	5,141,656	$5,141,656
TOTAL SHORT-TERM INVESTMENTS (Cost $5,141,656)		$5,141,656
Total Investments (Global Equity Trust) (Cost $288,659,792) - 100.2%		$323,737,349
Other assets and liabilities, net - (0.2%)		(636,934)
TOTAL NET ASSETS - 100.0%		$323,100,415
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-22.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.9%
Consumer discretionary – 0.5%
Specialty retail – 0.5%
Warby Parker, Inc., Class A (A)	45,065	$1,523,648
Financials – 0.2%
Capital markets – 0.2%
BCLS Acquisition Corp., Class A (A)	12,029	118,726
Dynamics Special Purpose Corp., Class A (A)	18,789	185,541
Health Sciences Acquisitions Corp. 2 (A)	13,354	132,338
Helix Acquisition Corp., Class A (A)	12,247	135,942
		572,547
Health care – 97.7%
Biotechnology – 27.4%
Aadi Bioscience, Inc. (A)	5,700	96,729
AbbVie, Inc.	40,943	6,637,270
Abcam PLC (A)	26,439	477,887
ACADIA Pharmaceuticals, Inc. (A)	23,708	574,208
Adagio Therapeutics, Inc. (A)	8,613	39,275
ADC Therapeutics SA (A)	23,188	340,632
Agios Pharmaceuticals, Inc. (A)	10,518	306,179
Alector, Inc. (A)	11,904	169,632
Alkermes PLC (A)	3,287	86,481
Allakos, Inc. (A)	9,617	54,817
Allogene Therapeutics, Inc. (A)	23,456	213,684
Alnylam Pharmaceuticals, Inc. (A)	23,243	3,795,349
Amgen, Inc.	10,331	2,498,242
Annexon, Inc. (A)	9,245	25,239
Apellis Pharmaceuticals, Inc. (A)	25,441	1,292,657
Argenx SE, ADR (A)	15,839	4,994,195
Ascendis Pharma A/S, ADR (A)	14,765	1,732,820
Avidity Biosciences, Inc. (A)	23,072	426,140
BeiGene, Ltd., ADR (A)	4,285	808,151
Bicycle Therapeutics PLC, ADR (A)	7,229	317,209
Biogen, Inc. (A)	6,045	1,273,077
BioMarin Pharmaceutical, Inc. (A)	5,483	422,739
BioNTech SE, ADR (A)	21,013	3,583,977
Blueprint Medicines Corp. (A)	13,895	887,613
Burning Rock Biotech, Ltd., ADR (A)	12,350	114,732
C4 Therapeutics, Inc. (A)	23,741	575,957
Celldex Therapeutics, Inc. (A)	15,042	512,331
Centessa Pharmaceuticals PLC, ADR (A)	18,009	161,541
Cerevel Therapeutics Holdings, Inc. (A)	33,049	1,157,045
CRISPR Therapeutics AG (A)	5,051	317,051
CureVac NV (A)	7,925	155,409
Cytokinetics, Inc. (A)	6,804	250,455
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Day One Biopharmaceuticals, Inc. (A)	13,336	$132,293
Denali Therapeutics, Inc. (A)	26,879	864,697
Design Therapeutics, Inc. (A)	8,531	137,776
Enanta Pharmaceuticals, Inc. (A)	2,600	185,068
Entrada Therapeutics, Inc. (A)	11,328	106,370
EQRx, Inc. (A)	41,735	172,366
Exact Sciences Corp. (A)	23,957	1,675,073
Exelixis, Inc. (A)	71,725	1,626,006
Exscientia PLC, ADR (A)	4,147	59,717
Fate Therapeutics, Inc. (A)	21,979	852,126
F-star Therapeutics, Inc. (A)	12,596	44,716
Generation Bio Company (A)	37,692	276,659
Genmab A/S (A)	4,322	1,560,904
Global Blood Therapeutics, Inc. (A)	6,332	219,340
Ideaya Biosciences, Inc. (A)	16,735	187,265
IGM Biosciences, Inc. (A)	8,499	227,178
Imago Biosciences, Inc. (A)	16,360	315,257
Immuneering Corp., Class A (A)	26,790	173,331
Immunocore Holdings PLC, ADR (A)	5,762	172,284
Incyte Corp. (A)	31,573	2,507,528
Insmed, Inc. (A)	45,047	1,058,605
Intellia Therapeutics, Inc. (A)	7,845	570,096
Ionis Pharmaceuticals, Inc. (A)	25,433	942,038
Iovance Biotherapeutics, Inc. (A)	34,648	576,889
IVERIC bio, Inc. (A)	46,124	776,267
Karuna Therapeutics, Inc. (A)	8,268	1,048,300
Kodiak Sciences, Inc. (A)	10,699	82,596
Kronos Bio, Inc. (A)	2,083	15,060
Kymera Therapeutics, Inc. (A)	14,979	633,911
LianBio, ADR (A)	30,782	114,201
Lyell Immunopharma, Inc. (A)	41,100	207,555
MeiraGTx Holdings PLC (A)	10,086	139,691
Mirati Therapeutics, Inc. (A)	10,586	870,381
Moderna, Inc. (A)	21,156	3,644,333
Monte Rosa Therapeutics, Inc. (A)	27,152	380,671
Morphic Holding, Inc. (A)	5,689	228,413
Neurocrine Biosciences, Inc. (A)	6,183	579,656
Nurix Therapeutics, Inc. (A)	15,120	211,831
Pardes Biosciences, Inc. (A)	29,022	209,539
Prelude Therapeutics, Inc. (A)	7,294	50,329
Progenics Pharmaceuticals, Inc. (A)(B)	21,900	18,615
Protagonist Therapeutics, Inc. (A)	8,019	189,890
Prothena Corp. PLC (A)	16,560	605,599
PTC Therapeutics, Inc. (A)	9,074	338,551
RAPT Therapeutics, Inc. (A)	14,949	328,729
Recursion Pharmaceuticals, Inc., Class A (A)	13,336	95,486
Regeneron Pharmaceuticals, Inc. (A)	7,936	5,542,661
REGENXBIO, Inc. (A)	4,300	142,717
Relay Therapeutics, Inc. (A)	20,357	609,285
Repare Therapeutics, Inc. (A)	6,100	86,864
Replimune Group, Inc. (A)	22,880	388,502
Revolution Healthcare Acquisition Corp. (A)	31,883	315,323
REVOLUTION Medicines, Inc. (A)	19,042	485,761
Rocket Pharmaceuticals, Inc. (A)	8,094	128,371
Rubius Therapeutics, Inc. (A)	15,572	85,802
Sage Therapeutics, Inc. (A)	13,342	441,620
Sana Biotechnology, Inc. (A)	13,107	108,264
Sarepta Therapeutics, Inc. (A)	9,016	704,330
Scholar Rock Holding Corp. (A)	20,618	265,766
Seagen, Inc. (A)	17,789	2,562,505
SpringWorks Therapeutics, Inc. (A)	5,481	309,348
Stoke Therapeutics, Inc. (A)	8,627	181,598
Tenaya Therapeutics, Inc. (A)	14,265	168,042

80

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Turning Point Therapeutics, Inc. (A)	11,098	$297,981
Twist Bioscience Corp. (A)	8,130	401,459
Ultragenyx Pharmaceutical, Inc. (A)	29,702	2,156,959
uniQure NV (A)	10,600	191,542
Vertex Pharmaceuticals, Inc. (A)	23,362	6,096,781
Vir Biotechnology, Inc. (A)	7,100	182,612
Xencor, Inc. (A)	17,555	468,367
Zai Lab, Ltd., ADR (A)	8,301	365,078
Zentalis Pharmaceuticals, Inc. (A)	17,846	823,414
		83,222,861
Health care equipment and supplies – 17.8%
Alcon, Inc.	13,638	1,080,483
Align Technology, Inc. (A)	1,388	605,168
AtriCure, Inc. (A)	5,862	384,958
Becton, Dickinson and Company	22,830	6,072,780
DexCom, Inc. (A)	4,826	2,468,982
Hologic, Inc. (A)	56,491	4,339,639
Inari Medical, Inc. (A)	4,223	382,773
Insulet Corp. (A)	6,660	1,774,157
Intuitive Surgical, Inc. (A)	35,437	10,690,634
iRhythm Technologies, Inc. (A)	8,244	1,298,183
Lantheus Holdings, Inc. (A)	18,533	1,025,060
Masimo Corp. (A)	1,000	145,540
Nevro Corp. (A)	4,319	312,393
Novocure, Ltd. (A)	19,927	1,650,952
Ortho Clinical Diagnostics Holdings PLC (A)	67,405	1,257,777
Outset Medical, Inc. (A)	10,082	457,723
Penumbra, Inc. (A)	9,380	2,083,579
PROCEPT BioRobotics Corp. (A)	17,403	608,931
Quidel Corp. (A)	8,084	909,127
Shockwave Medical, Inc. (A)	13,393	2,777,172
STERIS PLC	4,107	992,949
Stryker Corp.	28,030	7,493,821
Teleflex, Inc.	7,167	2,543,067
The Cooper Companies, Inc.	3,739	1,561,369
Zimmer Biomet Holdings, Inc.	8,655	1,106,975
Zimvie, Inc. (A)	865	19,757
		54,043,949
Health care providers and services – 19.1%
Agiliti, Inc. (A)	20,758	437,994
agilon health, Inc. (A)	13,032	330,361
Alignment Healthcare, Inc. (A)	14,779	165,968
Anthem, Inc.	14,626	7,184,584
Centene Corp. (A)	74,832	6,300,106
Cigna Corp.	14,681	3,517,714
Guardant Health, Inc. (A)	13,524	895,830
HCA Healthcare, Inc.	13,541	3,393,645
Humana, Inc.	14,222	6,188,988
Molina Healthcare, Inc. (A)	12,174	4,061,125
Oak Street Health, Inc. (A)	7,898	212,298
Option Care Health, Inc. (A)	20,346	581,082
Surgery Partners, Inc. (A)	15,176	835,439
UnitedHealth Group, Inc.	46,884	23,909,432
		58,014,566
Health care technology – 2.1%
Certara, Inc. (A)	17,771	381,721
Doximity, Inc., Class A (A)	41,493	2,161,370
Phreesia, Inc. (A)	21,520	567,267
Schrodinger, Inc. (A)	4,954	169,030
Sema4 Holdings Corp. (A)	30,292	92,996
Sophia Genetics SA (A)	26,245	202,874
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Veeva Systems, Inc., Class A (A)	13,531	$2,874,796
		6,450,054
Life sciences tools and services – 17.9%
10X Genomics, Inc., Class A (A)	10,096	768,003
Adaptive Biotechnologies Corp. (A)	25,114	348,582
Agilent Technologies, Inc.	39,613	5,241,988
Avantor, Inc. (A)	77,912	2,634,984
Bio-Techne Corp.	2,200	952,688
Bruker Corp.	36,200	2,327,660
Danaher Corp.	42,235	12,388,793
Evotec SE (A)	14,301	430,355
Illumina, Inc. (A)	2,500	873,500
Lonza Group AG	1,486	1,076,761
Maravai LifeSciences Holdings, Inc., Class A (A)	16,748	590,702
MaxCyte, Inc. (London Stock Exchange) (A)	11,231	79,037
Mettler-Toledo International, Inc. (A)	833	1,143,867
NanoString Technologies, Inc. (A)	6,697	232,721
Olink Holding AB, ADR (A)	37,166	656,352
Pacific Biosciences of California, Inc. (A)	54,894	499,535
Quanterix Corp. (A)	9,989	291,579
Quantum-Si, Inc. (A)	40,582	189,924
Rapid Micro Biosystems, Inc., Class A (A)	15,325	104,057
Repligen Corp. (A)	3,187	599,443
Seer, Inc. (A)	43,316	660,136
SomaLogic, Inc. (A)	67,026	537,549
Thermo Fisher Scientific, Inc.	26,134	15,436,047
Waters Corp. (A)	2,847	883,680
West Pharmaceutical Services, Inc.	12,615	5,181,107
Wuxi Biologics Cayman, Inc. (A)(C)	57,500	456,584
		54,585,634
Pharmaceuticals – 13.4%
Arvinas, Inc. (A)	11,123	748,578
AstraZeneca PLC, ADR	134,925	8,950,925
Atea Pharmaceuticals, Inc. (A)	7,177	51,818
Catalent, Inc. (A)	16,041	1,778,947
CinCor Pharma, Inc. (A)	9,989	175,207
Daiichi Sankyo Company, Ltd.	55,700	1,216,320
DICE Therapeutics, Inc. (A)	13,216	252,822
Elanco Animal Health, Inc. (A)	19,393	505,963
Eli Lilly & Company	34,675	9,929,880
Longboard Pharmaceuticals, Inc. (A)	6,454	33,496
Merck & Company, Inc.	46,730	3,834,197
Pfizer, Inc.	141,157	7,307,698
Relmada Therapeutics, Inc. (A)	2,150	58,029
Roche Holding AG	9,049	3,580,343
Royalty Pharma PLC, Class A	30,049	1,170,709
Theseus Pharmaceuticals, Inc. (A)	19,331	222,886
Zoetis, Inc.	4,880	920,319
		40,738,137
		297,055,201
Industrials – 0.4%
Industrial conglomerates – 0.4%
General Electric Company	12,642	1,156,743
Information technology – 0.0%
Electronic equipment, instruments and components – 0.0%
Shimadzu Corp.	6,200	213,246

81

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 0.1%
Chemicals – 0.1%
Ginkgo Bioworks Holdings, Inc. (A)	78,858	$317,798
TOTAL COMMON STOCKS (Cost $218,408,733)		$300,839,183
PREFERRED SECURITIES – 0.5%
Health care – 0.5%
Health care equipment and supplies – 0.5%
Sartorius AG	3,493	1,541,613
TOTAL PREFERRED SECURITIES (Cost $519,899)		$1,541,613
WARRANTS – 0.0%
EQRx, Inc. (Expiration Date: 12-20-26; Strike Price: $11.50) (A)	4,502	3,647
Sema4 Holdings Corp. (Expiration Date: 9-24-27; Strike Price: $11.50) (A)	4,862	3,355
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,050	4,182
TOTAL WARRANTS (Cost $29,139)		$11,184
SHORT-TERM INVESTMENTS – 0.3%
Short-term funds – 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (D)	500,006	500,006
T. Rowe Price Government Reserve Fund, 0.2855% (D)	373,784	373,784
TOTAL SHORT-TERM INVESTMENTS (Cost $873,790)		$873,790
Total Investments (Health Sciences Trust) (Cost $219,831,561) – 99.7%		$303,265,770
Other assets and liabilities, net – 0.3%		806,858
TOTAL NET ASSETS – 100.0%		$304,072,628
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 3-31-22.
High Yield Trust
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Argentina – 0.3%
Provincia de Buenos Aires (3.900% to 9-1-22, then 5.250% to 9-1-23, then 6.375% to 9-1-24, then 6.625% thereafter), 09/01/2037 (A)	$756,976	$322,479
Republic of Argentina
1.000%, 07/09/2029	59,073	20,178
(0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030	598,627	200,546
High Yield Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
(1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		$526,571	$160,557
			703,760
Brazil – 0.3%
Federative Republic of Brazil 10.000%, 01/01/2023 to 01/01/2027	BRL	2,808,000	590,829
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	74,000,000	5,642
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,862,042)			$1,300,231
CORPORATE BONDS – 84.7%
Communication services – 12.7%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)		$719,050	749,610
Allen Media LLC 10.500%, 02/15/2028 (A)		1,690,000	1,665,101
Altice Financing SA 5.750%, 08/15/2029 (A)		780,000	709,086
Altice France Holding SA 10.500%, 05/15/2027 (A)		240,000	251,161
Altice France SA 5.125%, 07/15/2029 (A)		590,000	528,788
AMC Entertainment Holdings, Inc. 10.000%, 06/15/2026 (A)(B)		1,050,000	943,052
CCO Holdings LLC
4.250%, 02/01/2031 (A)		130,000	117,975
4.500%, 08/15/2030 (A)		620,000	581,741
4.500%, 05/01/2032		820,000	750,054
4.750%, 02/01/2032 (A)		540,000	502,870
Charter Communications Operating LLC 6.484%, 10/23/2045		230,000	261,828
Cinemark USA, Inc. 5.875%, 03/15/2026 (A)		600,000	582,000
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)		760,000	758,370
CSC Holdings LLC
4.125%, 12/01/2030 (A)		240,000	210,448
5.000%, 11/15/2031 (A)		330,000	276,494
5.750%, 01/15/2030 (A)		300,000	267,000
6.500%, 02/01/2029 (A)		800,000	806,352
DIRECTV Holdings LLC 5.875%, 08/15/2027 (A)		710,000	698,463
DISH DBS Corp.
5.125%, 06/01/2029		1,000,000	851,590
5.750%, 12/01/2028 (A)		900,000	851,625
5.875%, 11/15/2024		500,000	498,750
7.750%, 07/01/2026		870,000	864,345
Frontier Communications Holdings LLC
5.000%, 05/01/2028 (A)		240,000	230,400
6.750%, 05/01/2029 (A)		210,000	201,600
Gannett Holdings LLC 6.000%, 11/01/2026 (A)(B)		620,000	599,850
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)		190,000	181,450
5.250%, 08/15/2027 (A)		410,000	405,388
Match Group Holdings II LLC
3.625%, 10/01/2031 (A)(B)		480,000	429,329
4.625%, 06/01/2028 (A)		400,000	387,500

82

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
News Corp. 3.875%, 05/15/2029 (A)	$610,000	$576,450
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/2026 (A)	600,000	571,764
Playtika Holding Corp. 4.250%, 03/15/2029 (A)	490,000	452,025
Sprint Capital Corp. 8.750%, 03/15/2032	115,000	154,905
Sprint Corp.
7.625%, 02/15/2025	510,000	555,900
7.875%, 09/15/2023	670,000	711,875
Switch, Ltd.
3.750%, 09/15/2028 (A)	280,000	271,529
4.125%, 06/15/2029 (A)	260,000	255,775
Time Warner Cable LLC 7.300%, 07/01/2038	220,000	267,099
T-Mobile USA, Inc.
3.500%, 04/15/2031	130,000	122,327
3.500%, 04/15/2031 (A)	710,000	668,096
Univision Communications, Inc. 9.500%, 05/01/2025 (A)	580,000	609,000
UPC Holding BV 5.500%, 01/15/2028 (A)	430,000	424,724
Urban One, Inc. 7.375%, 02/01/2028 (A)	340,000	341,275
Viavi Solutions, Inc. 3.750%, 10/01/2029 (A)	270,000	253,374
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	330,000	327,525
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (A)	470,000	451,200
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	910,000	857,675
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	330,000	322,268
ZoomInfo Technologies LLC 3.875%, 02/01/2029 (A)	700,000	639,818
		24,996,824
Consumer discretionary – 16.7%
Academy, Ltd. 6.000%, 11/15/2027 (A)	250,000	255,958
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	980,000	948,150
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029 (B)	1,080,000	1,013,191
American News Company LLC (8.500% Cash or 10.000% PIK) 8.500%, 09/01/2026 (A)	552,617	618,931
Bath & Body Works, Inc.
5.250%, 02/01/2028	920,000	925,419
6.625%, 10/01/2030 (A)	180,000	189,000
7.500%, 06/15/2029	160,000	173,311
9.375%, 07/01/2025 (A)	340,000	388,076
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044	680,000	482,800
Boyne USA, Inc. 4.750%, 05/15/2029 (A)	500,000	480,000
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)	600,000	561,000
6.250%, 07/01/2025 (A)	360,000	371,678
Carnival Corp.
5.750%, 03/01/2027 (A)	690,000	658,029
6.000%, 05/01/2029 (A)	460,000	433,476
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)	$720,000	$664,582
Carriage Services, Inc. 4.250%, 05/15/2029 (A)	640,000	596,109
Carrols Restaurant Group, Inc. 5.875%, 07/01/2029 (A)(B)	350,000	285,250
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)	410,000	356,483
Empire Communities Corp. 7.000%, 12/15/2025 (A)	650,000	642,200
Fertitta Entertainment LLC
4.625%, 01/15/2029 (A)	190,000	180,025
6.750%, 01/15/2030 (A)	260,000	239,192
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(C)	3,600,425	360
Ford Motor Company
3.250%, 02/12/2032	400,000	357,252
9.000%, 04/22/2025	670,000	767,230
Ford Motor Credit Company LLC
4.000%, 11/13/2030	1,280,000	1,205,376
4.950%, 05/28/2027	330,000	335,544
5.113%, 05/03/2029	1,100,000	1,106,523
5.125%, 06/16/2025	460,000	469,200
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)	750,000	766,875
Installed Building Products, Inc. 5.750%, 02/01/2028 (A)	410,000	399,750
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)	340,000	288,150
NCL Corp., Ltd.
5.875%, 03/15/2026 to 02/15/2027 (A)	1,030,000	1,004,098
7.750%, 02/15/2029 (A)(B)	610,000	614,233
NMG Holding Company, Inc. 7.125%, 04/01/2026 (A)	300,000	308,100
Nordstrom, Inc. 5.000%, 01/15/2044 (B)	700,000	626,773
Party City Holdings, Inc. 8.750%, 02/15/2026 (A)	700,000	667,398
PetSmart, Inc.
4.750%, 02/15/2028 (A)	250,000	241,601
7.750%, 02/15/2029 (A)	250,000	258,125
Rent-A-Center, Inc. 6.375%, 02/15/2029 (A)(B)	620,000	567,300
Royal Caribbean Cruises, Ltd.
4.250%, 07/01/2026 (A)	590,000	548,812
5.500%, 08/31/2026 to 04/01/2028 (A)	1,360,000	1,308,335
Sands China, Ltd. 5.400%, 08/08/2028	200,000	196,044
Sizzling Platter LLC 8.500%, 11/28/2025 (A)	430,000	397,853
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	320,000	311,200
StoneMor, Inc. 8.500%, 05/15/2029 (A)	790,000	782,100
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	270,000	265,950
The Gap, Inc. 3.875%, 10/01/2031 (A)	580,000	505,238
The Michaels Companies, Inc.
5.250%, 05/01/2028 (A)	270,000	247,887
7.875%, 05/01/2029 (A)	750,000	642,188
TopBuild Corp. 3.625%, 03/15/2029 (A)	550,000	499,813
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	390,000	355,454

83

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Viking Cruises, Ltd. (continued)
7.000%, 02/15/2029 (A)	$1,500,000	$1,380,000
13.000%, 05/15/2025 (A)	910,000	1,011,429
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,525,000	1,418,242
WW International, Inc. 4.500%, 04/15/2029 (A)(B)	800,000	647,784
Wynn Macau, Ltd.
4.875%, 10/01/2024 (A)	310,000	290,386
5.125%, 12/15/2029 (A)(B)	260,000	220,350
5.625%, 08/26/2028 (A)	920,000	799,259
Wynn Resorts Finance LLC 7.750%, 04/15/2025 (A)	480,000	498,077
		32,773,149
Consumer staples – 1.0%
Edgewell Personal Care Company 4.125%, 04/01/2029 (A)	340,000	312,875
Kraft Heinz Foods Company
5.200%, 07/15/2045	300,000	324,750
5.500%, 06/01/2050	220,000	249,817
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	590,000	553,125
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	610,000	520,080
Vector Group, Ltd. 10.500%, 11/01/2026 (A)	110,000	112,528
		2,073,175
Energy – 11.9%
Antero Resources Corp. 5.375%, 03/01/2030 (A)	430,000	439,138
Apache Corp. 7.750%, 12/15/2029	310,000	364,495
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)(B)	1,290,000	1,273,875
Blue Racer Midstream LLC
6.625%, 07/15/2026 (A)	670,000	680,519
7.625%, 12/15/2025 (A)	310,000	324,139
Cheniere Energy Partners LP 4.000%, 03/01/2031	470,000	455,613
Chesapeake Energy Corp. 5.500%, 02/01/2026 (A)	80,000	81,927
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	740,000	692,988
Colgate Energy Partners III LLC 5.875%, 07/01/2029 (A)	1,320,000	1,360,854
Comstock Resources, Inc.
5.875%, 01/15/2030 (A)	380,000	374,414
7.500%, 05/15/2025 (A)	144,000	146,160
DCP Midstream Operating LP
6.450%, 11/03/2036 (A)	280,000	322,630
6.750%, 09/15/2037 (A)	590,000	691,775
Endeavor Energy Resources LP
5.750%, 01/30/2028 (A)	150,000	155,063
6.625%, 07/15/2025 (A)	320,000	332,000
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) 11/15/2026 (D)	180,000	176,904
EQM Midstream Partners LP
4.000%, 08/01/2024 (B)	120,000	118,720
5.500%, 07/15/2028	560,000	562,192
6.000%, 07/01/2025 (A)	240,000	244,811
6.500%, 07/01/2027 (A)	220,000	229,799
6.500%, 07/15/2048	240,000	231,600
EQT Corp.
3.125%, 05/15/2026 (A)	190,000	184,541
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
EQT Corp. (continued)
3.625%, 05/15/2031 (A)	$180,000	$171,900
5.000%, 01/15/2029	590,000	609,081
6.625%, 02/01/2025	80,000	84,501
Howard Midstream Energy Partners LLC 6.750%, 01/15/2027 (A)	610,000	597,800
MEG Energy Corp. 7.125%, 02/01/2027 (A)	1,130,000	1,183,110
Neptune Energy Bondco PLC 6.625%, 05/15/2025 (A)	250,000	251,373
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	850,000	885,547
Oasis Petroleum, Inc. 6.375%, 06/01/2026 (A)	990,000	1,014,750
Occidental Petroleum Corp.
4.100%, 02/15/2047	120,000	111,000
4.400%, 04/15/2046	180,000	171,000
6.125%, 01/01/2031	330,000	371,250
6.600%, 03/15/2046	390,000	458,250
8.875%, 07/15/2030	490,000	628,425
Penn Virginia Holdings LLC 9.250%, 08/15/2026 (A)	1,310,000	1,381,788
Petrobras Global Finance BV
5.750%, 02/01/2029	100,000	103,910
6.850%, 06/05/2115	410,000	384,514
Range Resources Corp.
4.750%, 02/15/2030 (A)(B)	440,000	436,999
8.250%, 01/15/2029	490,000	536,996
Southwestern Energy Company 4.750%, 02/01/2032	470,000	469,413
Summit Midstream Holdings LLC 8.500%, 10/15/2026 (A)	320,000	305,130
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)	730,000	708,355
Targa Resources Partners LP
4.000%, 01/15/2032	320,000	307,835
4.875%, 02/01/2031	570,000	575,700
Venture Global Calcasieu Pass LLC 3.875%, 11/01/2033 (A)	530,000	506,813
Western Midstream Operating LP
3.600%, 02/01/2025	530,000	526,415
3.950%, 06/01/2025	110,000	110,670
5.500%, 08/15/2048	580,000	572,750
5.750%, 02/01/2050	530,000	516,750
		23,426,182
Financials – 8.5%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)	200,000	183,750
AFC Gamma, Inc. 5.750%, 05/01/2027 (A)	530,000	518,885
AmWINS Group, Inc. 4.875%, 06/30/2029 (A)	920,000	883,218
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	710,000	644,325
Banco Mercantil del Norte SA (6.875% to 7-6-22, then 5 Year CMT + 5.035%) 07/06/2022 (A)(D)	200,000	200,000
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (D)	380,000	401,470
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (A)(D)	390,000	420,225

84

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Burford Capital Global Finance LLC 6.250%, 04/15/2028 (A)	$630,000	$639,576
Citigroup, Inc. (5.950% to 5-15-25, then 3 month LIBOR + 3.905%) 05/15/2025 (D)	180,000	183,474
Citigroup, Inc. (6.300% to 5-15-24, then 3 month LIBOR + 3.423%) 05/15/2024 (D)	410,000	411,640
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)(B)	540,000	460,350
Compass Group Diversified Holdings LLC 5.250%, 04/15/2029 (A)	420,000	394,800
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (A)(D)	340,000	377,553
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(D)	430,000	424,440
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year ICE Swap Rate + 4.332%) 09/12/2025 (A)(D)	200,000	202,250
FirstCash, Inc.
4.625%, 09/01/2028 (A)	530,000	492,826
5.625%, 01/01/2030 (A)	440,000	422,770
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (A)	1,851,318	1,681,987
Highlands Holdings Bond Issuer, Ltd. (7.625% Cash or 8.375% PIK) 7.625%, 10/15/2025 (A)	645,962	648,630
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) 06/01/2032 (A)	460,000	406,645
Jane Street Group 4.500%, 11/15/2029 (A)	320,000	303,235
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	460,000	440,847
4.750%, 06/15/2029 (A)	300,000	282,938
LD Holdings Group LLC
6.125%, 04/01/2028 (A)	380,000	336,216
6.500%, 11/01/2025 (A)	700,000	656,250
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	380,000	335,795
6.500%, 05/01/2028 (A)	430,000	404,424
NMI Holdings, Inc. 7.375%, 06/01/2025 (A)	650,000	682,500
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	630,000	570,150
4.000%, 10/15/2033 (A)	650,000	569,335
Ryan Specialty Group LLC 4.375%, 02/01/2030 (A)	520,000	491,400
StoneX Group, Inc. 8.625%, 06/15/2025 (A)	270,000	281,140
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (A)(D)	550,000	573,821
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) 06/30/2035 (A)	720,000	687,994
		16,614,859
Health care – 8.2%
AdaptHealth LLC
4.625%, 08/01/2029 (A)	460,000	419,759
5.125%, 03/01/2030 (A)(B)	760,000	705,850
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Akumin, Inc. 7.000%, 11/01/2025 (A)	$720,000	$597,600
Bausch Health Americas, Inc.
8.500%, 01/31/2027 (A)(B)	520,000	518,580
9.250%, 04/01/2026 (A)	810,000	829,570
Bausch Health Companies, Inc.
6.125%, 02/01/2027 (A)	360,000	362,282
6.250%, 02/15/2029 (A)	490,000	401,800
Cano Health LLC 6.250%, 10/01/2028 (A)(B)	420,000	403,200
Centene Corp. 4.625%, 12/15/2029	500,000	504,045
Community Health Systems, Inc.
6.125%, 04/01/2030 (A)(B)	1,230,000	1,144,478
6.875%, 04/15/2029 (A)(B)	390,000	383,175
Endo Luxembourg Finance Company I Sarl 6.125%, 04/01/2029 (A)	550,000	501,875
HCA, Inc. 5.625%, 09/01/2028	800,000	865,000
Minerva Merger Sub, Inc. 6.500%, 02/15/2030 (A)	890,000	863,411
Mozart Debt Merger Sub, Inc.
3.875%, 04/01/2029 (A)	1,070,000	989,750
5.250%, 10/01/2029 (A)	1,790,000	1,664,109
Option Care Health, Inc. 4.375%, 10/31/2029 (A)	540,000	506,250
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)	620,000	578,553
Radiology Partners, Inc. 9.250%, 02/01/2028 (A)	460,000	460,000
RegionalCare Hospital Partners Holdings, Inc. 9.750%, 12/01/2026 (A)	400,000	418,420
Tenet Healthcare Corp. 4.625%, 06/15/2028 (A)	440,000	431,750
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 05/09/2029 (B)	1,390,000	1,336,096
7.125%, 01/31/2025	530,000	557,528
U.S. Renal Care, Inc. 10.625%, 07/15/2027 (A)	650,000	619,125
		16,062,206
Industrials – 12.4%
AerCap Ireland Capital DAC 3.300%, 01/30/2032	160,000	144,234
Air Canada 3.875%, 08/15/2026 (A)	460,000	434,125
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)	300,000	280,410
6.000%, 06/01/2029 (A)	430,000	379,331
6.625%, 07/15/2026 (A)	360,000	364,259
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (A)	650,000	617,793
American Airlines, Inc.
5.500%, 04/20/2026 (A)	370,000	372,775
5.750%, 04/20/2029 (A)	610,000	607,713
Anagram International, Inc. (5.000% Cash and 5.000% PIK) 10.000%, 08/15/2026 (A)	83,231	86,560
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/2028 (A)	300,000	282,000
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)	650,000	625,775

85

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Clydesdale Acquisition Holdings, Inc. 6.625%, 04/15/2029 (A)		$210,000	$210,000
CoreCivic, Inc.
4.625%, 05/01/2023		110,000	110,509
8.250%, 04/15/2026		1,070,000	1,102,100
Cornerstone Building Brands, Inc. 6.125%, 01/15/2029 (A)		430,000	399,062
Covanta Holding Corp. 4.875%, 12/01/2029 (A)		510,000	486,897
CP Atlas Buyer, Inc. 7.000%, 12/01/2028 (A)		440,000	375,162
Delta Air Lines, Inc. 4.750%, 10/20/2028 (A)		470,000	473,599
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (A)	CAD	590,000	451,886
Foundation Building Materials, Inc. 6.000%, 03/01/2029 (A)		$300,000	270,000
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)		920,000	862,500
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (A)		510,000	510,291
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)		850,000	816,000
Madison IAQ LLC 5.875%, 06/30/2029 (A)		900,000	807,750
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)		500,000	521,250
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)		870,000	812,363
Park-Ohio Industries, Inc. 6.625%, 04/15/2027		270,000	226,125
PGT Innovations, Inc. 4.375%, 10/01/2029 (A)		360,000	335,700
PM General Purchaser LLC 9.500%, 10/01/2028 (A)		680,000	668,188
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (A)		390,000	356,807
5.750%, 04/15/2026 (A)		470,000	479,482
6.250%, 01/15/2028 (A)		920,000	900,307
Resideo Funding, Inc. 4.000%, 09/01/2029 (A)		630,000	573,332
Ritchie Bros Holdings, Inc. 4.750%, 12/15/2031 (A)		280,000	273,000
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)		730,000	680,725
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)		546,000	581,490
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (A)		770,000	759,420
The ADT Security Corp. 4.125%, 08/01/2029 (A)		650,000	603,688
Titan International, Inc. 7.000%, 04/30/2028		670,000	672,151
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/2027 (A)		450,000	445,064
TransDigm, Inc.
4.625%, 01/15/2029		770,000	719,927
8.000%, 12/15/2025 (A)		200,000	209,156
United Airlines 2014-1 Class B Pass Through Trust 4.750%, 04/11/2022		57,639	57,665
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	$259,200	$251,938
United Airlines, Inc.
4.375%, 04/15/2026 (A)	120,000	118,041
4.625%, 04/15/2029 (A)	230,000	218,719
United Rentals North America, Inc.
4.875%, 01/15/2028	640,000	650,109
5.250%, 01/15/2030	400,000	412,500
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	760,000	693,587
VistaJet Malta Finance PLC 6.375%, 02/01/2030 (A)(B)	690,000	649,197
XPO CNW, Inc. 6.700%, 05/01/2034	370,000	378,569
		24,319,231
Information technology – 4.2%
Alliance Data Systems Corp. 4.750%, 12/15/2024 (A)	510,000	501,223
CA Magnum Holdings 5.375%, 10/31/2026 (A)	410,000	403,850
Clarivate Science Holdings Corp. 4.875%, 07/01/2029 (A)	480,000	451,589
CommScope, Inc.
4.750%, 09/01/2029 (A)	540,000	497,345
8.250%, 03/01/2027 (A)	1,310,000	1,273,975
Elastic NV 4.125%, 07/15/2029 (A)	570,000	530,077
Gartner, Inc.
3.625%, 06/15/2029 (A)	600,000	562,500
3.750%, 10/01/2030 (A)	140,000	131,425
Helios Software Holdings, Inc. 4.625%, 05/01/2028 (A)	530,000	486,969
NCR Corp. 5.125%, 04/15/2029 (A)	300,000	288,402
Open Text Corp. 3.875%, 02/15/2028 (A)	250,000	239,693
Paysafe Finance PLC 4.000%, 06/15/2029 (A)	750,000	637,523
Rackspace Technology Global, Inc. 3.500%, 02/15/2028 (A)	630,000	563,614
Rocket Software, Inc. 6.500%, 02/15/2029 (A)(B)	440,000	399,300
Shift4 Payments LLC 4.625%, 11/01/2026 (A)	680,000	661,300
Vericast Corp. 11.000%, 09/15/2026 (A)	650,000	634,563
		8,263,348
Materials – 4.1%
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500%, 06/30/2027 (A)	660,000	603,488
Ardagh Metal Packaging Finance USA LLC
3.250%, 09/01/2028 (A)	200,000	181,500
4.000%, 09/01/2029 (A)	800,000	720,920
Ardagh Packaging Finance PLC 5.250%, 08/15/2027 (A)(B)	690,000	637,819
Ball Corp. 3.125%, 09/15/2031	530,000	473,661
Cascades, Inc. 5.375%, 01/15/2028 (A)	530,000	529,338
First Quantum Minerals, Ltd.
6.500%, 03/01/2024 (A)	420,000	422,625
6.875%, 03/01/2026 to 10/15/2027 (A)	1,450,000	1,499,422
7.500%, 04/01/2025 (A)	210,000	213,150

86

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Freeport-McMoRan, Inc.
4.625%, 08/01/2030	$160,000	$163,600
5.450%, 03/15/2043	500,000	559,920
Hudbay Minerals, Inc.
4.500%, 04/01/2026 (A)	240,000	233,201
6.125%, 04/01/2029 (A)(B)	290,000	298,700
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)(B)	530,000	493,086
Midwest Vanadium Proprietary, Ltd. 11.500%, 02/15/2018 (A)(C)	912,943	1,525
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	950,000	10
Olin Corp. 5.000%, 02/01/2030	420,000	415,800
Summit Materials LLC 5.250%, 01/15/2029 (A)	560,000	553,000
		8,000,765
Real estate – 3.8%
Diversified Healthcare Trust
4.375%, 03/01/2031	250,000	214,128
4.750%, 02/15/2028	930,000	846,802
9.750%, 06/15/2025	340,000	357,850
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	800,000	818,640
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	550,000	512,875
5.000%, 03/01/2028 (A)	250,000	234,375
IIP Operating Partnership LP 5.500%, 05/25/2026	860,000	858,445
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	450,000	421,875
MPT Operating Partnership LP
3.500%, 03/15/2031	200,000	185,742
4.625%, 08/01/2029	560,000	554,400
Park Intermediate Holdings LLC 5.875%, 10/01/2028 (A)	390,000	389,643
Realogy Group LLC 5.750%, 01/15/2029 (A)	180,000	169,650
Service Properties Trust 5.500%, 12/15/2027	400,000	385,800
The GEO Group, Inc.
5.875%, 10/15/2024	810,000	697,143
6.000%, 04/15/2026 (B)	945,000	737,100
		7,384,468
Utilities – 1.2%
Calpine Corp. 5.000%, 02/01/2031 (A)	300,000	273,000
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	340,000	318,750
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)(B)	1,010,000	966,449
Superior Plus LP 4.500%, 03/15/2029 (A)	290,000	272,493
Talen Energy Supply LLC
6.625%, 01/15/2028 (A)	410,000	381,300
7.250%, 05/15/2027 (A)(B)	110,000	102,803
7.625%, 06/01/2028 (A)(B)	100,000	92,630
		2,407,425
TOTAL CORPORATE BONDS (Cost $177,235,547)		$166,321,632
High Yield Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS – 1.6%
Communication services – 0.4%
DISH Network Corp. 3.375%, 08/15/2026	$530,000	$476,735
Liberty TripAdvisor Holdings, Inc. 0.500%, 06/30/2051 (A)	90,000	73,765
Twitter, Inc. 4.269%, 03/15/2026 (E)	180,000	152,194
		702,694
Consumer discretionary – 0.4%
Chegg, Inc. 4.608%, 09/01/2026 (E)	60,000	49,020
DraftKings, Inc. 5.667%, 03/15/2028 (E)	700,000	501,634
Liberty Latin America, Ltd. 2.000%, 07/15/2024	70,000	63,481
NCL Corp., Ltd. 2.500%, 02/15/2027 (A)	110,000	104,995
		719,130
Financials – 0.2%
Blackstone Mortgage Trust, Inc. 5.500%, 03/15/2027	360,000	354,600
Health care – 0.2%
Halozyme Therapeutics, Inc. 0.250%, 03/01/2027	580,000	505,325
Industrials – 0.4%
Spirit Airlines, Inc. 1.000%, 05/15/2026 (B)	820,000	735,540
TOTAL CONVERTIBLE BONDS (Cost $3,224,676)		$3,017,289
TERM LOANS (F) – 4.7%
Consumer discretionary – 1.8%
Adtalem Global Education, Inc., 2021 Term Loan B (1 month LIBOR + 4.500%) 5.250%, 08/12/2028	429,097	426,818
Equinox Holdings, Inc., 2020 Term Loan B2 (3 month LIBOR + 9.000%) 10.006%, 03/08/2024	373,350	377,084
First Brands Group LLC, 2021 Term Loan (3 month LIBOR + 5.000%) 6.000%, 03/30/2027	346,502	343,037
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month LIBOR + 3.750%) 4.500%, 03/06/2028	325,887	324,258
PetSmart, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 4.500%, 02/11/2028	507,450	505,334
Rent-A-Center, Inc., 2021 1st Lien Term Loan B (3 month LIBOR + 3.250%) 3.813%, 02/17/2028	593,899	580,910
Spencer Spirit IH LLC, Term Loan B (3 month LIBOR + 6.000%) 6.209%, 06/19/2026	587,343	584,259
Truck Hero, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%) 4.000%, 01/31/2028	346,500	335,239
		3,476,939
Financials – 0.4%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%) 3.957%, 02/15/2027	450,800	443,664
AmeriLife Holdings LLC, 2020 Term Loan (3 month LIBOR + 4.000%) 4.457%, 03/18/2027	147,400	145,373

87

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Financials (continued)
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (1 month LIBOR + 6.750%) 7.500%, 04/07/2028	$190,000	$189,525
		778,562
Health care – 0.5%
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 4.756%, 02/18/2027	490,747	483,695
US Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 5.250%, 06/26/2026	644,432	588,850
		1,072,545
Industrials – 0.2%
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027	450,000	466,313
Information technology – 1.5%
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 7.000%) 7.457%, 02/19/2029	820,000	808,725
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month LIBOR + 4.250%) 4.707%, 11/29/2025	651,418	617,219
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%) 4.500%, 02/01/2028	418,008	414,480
Redstone Holdco 2 LP, 2021 2nd Lien Term Loan (3 month LIBOR + 7.750%) 8.500%, 04/27/2029	520,000	473,200
Redstone Holdco 2 LP, 2021 Term Loan (3 month LIBOR + 4.750%) 5.500%, 04/27/2028	467,650	455,959
Vericast Corp., 2021 Term Loan (3 month LIBOR + 7.750%) 8.756%, 06/16/2026	146,313	120,964
		2,890,547
Materials – 0.3%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (3 month LIBOR + 5.000% or 12.500% PIK) 5.000%, 12/31/2027 (G)	485,065	485,065
TOTAL TERM LOANS (Cost $9,314,212)		$9,169,971
ASSET BACKED SECURITIES – 5.7%
Balboa Bay Loan Funding, Ltd. Series 2020-1A, Class ER (3 month LIBOR + 6.400%) 6.654%, 01/20/2032 (A)(H)	500,000	485,582
Ballyrock CLO, Ltd.
Series 2016-1A, Class ER (3 month LIBOR + 6.950%) 7.191%, 10/15/2028 (A)(H)	250,000	248,310
Series 2022-19A, Class D (3 month CME Term SOFR + 7.110%) 8.282%, 04/20/2035 (A)(H)	710,000	690,983
Barings CLO, Ltd. Series 2020-4A, Class E (3 month LIBOR + 5.680%) 5.934%, 01/20/2032 (A)(H)	330,000	316,675
High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Benefit Street Partners CLO XI, Ltd. Series 2017-12A, Class C (3 month LIBOR + 3.050%) 3.291%, 10/15/2030 (A)(H)	$250,000	$242,366
BlueMountain CLO, Ltd. Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 8.270%, 08/20/2032 (A)(H)	300,000	295,065
Bristol Park CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 7.000%) 7.241%, 04/15/2029 (A)(H)	600,000	594,387
Carlyle US CLO, Ltd. Series 2017-2A, Class C (3 month LIBOR + 3.700%) 3.954%, 07/20/2031 (A)(H)	500,000	488,200
Catskill Park CLO, Ltd. Series 2017-1A, Class D (3 month LIBOR + 6.000%) 6.254%, 04/20/2029 (A)(H)	500,000	482,771
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 5.641%, 04/17/2030 (A)(H)	250,000	239,238
Dryden CLO, Ltd. Series 2019-75A, Class ER2 (3 month LIBOR + 6.600%) 6.841%, 04/15/2034 (A)(H)	470,000	456,315
Eaton Vance CLO, Ltd. Series 2020-2A, Class ER (3 month LIBOR + 6.500%) 6.741%, 01/15/2035 (A)(H)	440,000	427,970
Great Lakes CLO, Ltd. Series 2014-1A, Class CR (3 month LIBOR + 2.700%) 2.941%, 10/15/2029 (A)(H)	400,000	394,724
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 2.741%, 04/15/2031 (A)(H)	290,000	279,222
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 5.191%, 04/15/2031 (A)(H)	250,000	234,775
Greywolf CLO IV, Ltd. Series 2019-1RA, Class CR (3 month LIBOR + 3.650%) 3.891%, 04/17/2034 (A)(H)	250,000	250,304
Grippen Park CLO, Ltd. Series 2017-1A, Class E (3 month LIBOR + 5.700%) 5.954%, 01/20/2030 (A)(H)	420,000	405,927
Jay Park CLO, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 5.200%) 5.454%, 10/20/2027 (A)(H)	350,000	343,429
Magnetite XII, Ltd. Series 2015-12A, Class ER (3 month LIBOR + 5.680%) 5.921%, 10/15/2031 (A)(H)	300,000	283,942
Magnetite XXIV, Ltd. Series 2019-24A, Class ER (3 month CME Term SOFR + 6.400%) 6.622%, 04/15/2035 (A)(H)	250,000	247,432
MKS CLO, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.650%) 2.904%, 01/20/2031 (A)(H)	500,000	457,310

88

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month LIBOR + 3.120%) 3.361%, 07/15/2031 (A)(H)	$250,000	$230,342
Neuberger Berman CLO XVIII, Ltd. Series 2014-18A, Class DR2 (3 month LIBOR + 5.920%) 6.175%, 10/21/2030 (A)(H)	250,000	234,963
Neuberger Berman Loan Advisers CLO XXXIV, Ltd. Series 2019-34A, Class ER (3 month CME Term SOFR + 6.500%) 6.741%, 01/20/2035 (A)(H)	500,000	494,855
Oaktree CLO, Ltd. Series 2015-1A, Class DR (3 month LIBOR + 5.200%) 5.454%, 10/20/2027 (A)(H)	250,000	246,248
OHA Credit Funding, Ltd. Series 2020-7A, Class DR (3 month CME Term SOFR + 3.100%) 3.267%, 02/24/2037 (A)(H)	250,000	246,706
Saranac CLO III, Ltd. Series 2014-3A, Class DR (3 month LIBOR + 3.250%) 4.184%, 06/22/2030 (A)(H)	570,000	531,336
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month LIBOR + 7.250%) 7.504%, 07/20/2034 (A)(H)	280,000	269,781
Venture XVII CLO, Ltd.
Series 2014-17A, Class DRR (3 month LIBOR + 2.820%) 3.061%, 04/15/2027 (A)(H)	350,000	337,295
Series 2014-17A, Class ERR (3 month LIBOR + 5.740%) 5.981%, 04/15/2027 (A)(H)	350,000	302,806
Voya CLO III, Ltd. Series 2020-3A, Class DR (3 month LIBOR + 3.250%) 3.504%, 10/20/2034 (A)(H)	500,000	490,133
TOTAL ASSET BACKED SECURITIES (Cost $11,404,355)		$11,249,392
COMMON STOCKS – 0.8%
Communication services – 0.0%
New Cotai, Inc., Class B (G)(I)(J)	3	0
Vertis Holdings, Inc. (G)(J)	69,391	0
		0
Consumer discretionary – 0.0%
Party City Holdco, Inc. (J)	14,174	50,743
Energy – 0.8%
Berry Corp.	79,225	817,602
KCAD Holdings I, Ltd. (G)(I)(J)	165,553,563	166
MWO Holdings LLC (G)(I)(J)	445	2,768
Oasis Petroleum, Inc.	4,235	619,581
Permian Production (J)	19,583	979
		1,441,096
TOTAL COMMON STOCKS (Cost $4,679,303)		$1,491,839
PREFERRED SECURITIES – 1.0%
Energy – 0.5%
MPLX LP, 8.461% (G)	16,445	549,263
Targa Resources Corp., 9.500%	470	505,028
		1,054,291
High Yield Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Financials – 0.5%
B. Riley Financial, Inc., 5.000%	13,375	$320,331
B. Riley Financial, Inc., 5.250%	9,825	235,604
B. Riley Financial, Inc., 6.000%	13,075	327,137
		883,072
TOTAL PREFERRED SECURITIES (Cost $1,934,838)		$1,937,363
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp. (G)(J)	$3,000,000	0
Adelphia Communications Corp. (G)(J)	2,050,000	0
Adelphia Communications Corp. (G)(J)	1,025,000	0
TOTAL ESCROW CERTIFICATES (Cost $342,202)		$0
SHORT-TERM INVESTMENTS – 8.0%
Short-term funds – 8.0%
John Hancock Collateral Trust, 0.3592% (K)(L)	1,548,902	15,487,162
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.2579% (K)	167,666	167,666
TOTAL SHORT-TERM INVESTMENTS (Cost $15,656,181)		$15,654,828
Total Investments (High Yield Trust) (Cost $225,653,356) – 107.1%		$210,142,545
Other assets and liabilities, net – (7.1%)		(13,853,419)
TOTAL NET ASSETS – 100.0%		$196,289,126
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $140,916,905 or 71.8% of the fund's net assets as of 3-31-22.
(B)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $15,148,451.
(C)	Non-income producing - Issuer is in default.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 3-31-22.

89

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Jun 2022	$9,531,055	$9,289,688	$(241,367)
						$(241,367)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	442,617	USD	500,653	MSCS	4/19/2022	—	$(10,797)
MXN	1,174,325	USD	56,586	JPM	4/19/2022	$2,301	—
USD	657,093	CAD	836,249	MSCS	4/19/2022	—	(11,775)
						$2,301	$(22,572)

SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Occidental Petroleum Corp.	1.105%	750,000	USD	$750,000	1.000%	Quarterly	Jun 2026	$(29,117)	$26,263	$(2,854)
Centrally cleared	Ford Motor Credit Company LLC	3.471%	800,000	USD	800,000	5.000%	Quarterly	Dec 2026	116,806	(68,721)	48,085
					$1,550,000				$87,689	$(42,458)	$45,231
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.5%
Australia - 5.1%
Ampol, Ltd.	9,411	$213,798
APA Group	44,858	356,525
Aristocrat Leisure, Ltd.	22,112	600,165
ASX, Ltd.	7,222	439,316
Aurizon Holdings, Ltd.	73,500	202,026
Australia & New Zealand Banking Group, Ltd.	102,199	2,094,164
BHP Group, Ltd.	109,205	4,209,586
BHP Group, Ltd. (London Stock Exchange)	71,227	2,762,100
BlueScope Steel, Ltd.	18,252	283,821
Brambles, Ltd.	54,281	400,575
Cochlear, Ltd.	2,361	394,196
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Coles Group, Ltd.	49,152	$656,940
Commonwealth Bank of Australia	58,842	4,633,955
Computershare, Ltd.	20,019	367,932
Crown Resorts, Ltd. (A)	14,067	133,956
CSL, Ltd.	17,094	3,412,696
Dexus	39,487	322,320
Domino's Pizza Enterprises, Ltd.	2,429	158,113
Endeavour Group, Ltd.	52,190	283,903
Evolution Mining, Ltd.	73,217	241,654
Fortescue Metals Group, Ltd.	61,612	947,092
Goodman Group	60,281	1,024,569
IDP Education, Ltd.	8,393	196,431
Insurance Australia Group, Ltd.	88,042	288,143
Lendlease Corp., Ltd.	25,385	211,608

90

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Macquarie Group, Ltd.	12,597	$1,905,100
Medibank Private, Ltd.	99,625	228,892
Mineral Resources, Ltd.	5,861	231,043
Mirvac Group	141,329	262,061
MMG, Ltd. (A)	148,000	58,800
National Australia Bank, Ltd.	118,001	2,840,864
Newcrest Mining, Ltd.	28,639	578,721
Northern Star Resources, Ltd.	39,419	318,021
Orica, Ltd.	15,709	186,905
Origin Energy, Ltd.	67,517	314,274
Qantas Airways, Ltd. (A)	38,743	149,805
QBE Insurance Group, Ltd.	54,940	471,129
Ramsay Health Care, Ltd.	6,659	322,500
REA Group, Ltd.	1,952	195,687
Reece, Ltd.	11,689	164,576
Rio Tinto, Ltd.	13,450	1,202,434
Santos, Ltd.	118,312	685,951
Scentre Group	194,238	441,632
SEEK, Ltd.	11,910	262,289
Sonic Healthcare, Ltd.	16,282	429,882
South32, Ltd.	112,851	428,979
South32, Ltd. (London Stock Exchange)	48,980	186,055
Stockland	87,409	277,000
Suncorp Group, Ltd.	48,150	399,149
Tabcorp Holdings, Ltd.	82,609	329,124
Telstra Corp., Ltd.	155,200	458,533
The GPT Group	71,628	276,292
Transurban Group	110,591	1,117,408
Treasury Wine Estates, Ltd.	26,341	227,535
Vicinity Centres	148,057	205,452
Washington H. Soul Pattinson & Company, Ltd.	8,748	186,589
Wesfarmers, Ltd.	40,817	1,531,644
Westpac Banking Corp.	131,711	2,379,571
WiseTech Global, Ltd.	5,291	199,147
Woodside Petroleum, Ltd.	37,032	889,933
Woolworths Group, Ltd.	45,859	1,273,269
		46,451,830
Austria - 0.1%
Erste Group Bank AG	11,010	401,498
OMV AG	5,543	264,860
Raiffeisen Bank International AG	4,926	69,935
Verbund AG	2,442	257,887
voestalpine AG	4,357	129,649
		1,123,829
Belgium - 0.5%
Ageas SA/NV	6,383	322,683
Anheuser-Busch InBev SA/NV	29,951	1,790,723
Elia Group SA/NV	1,076	164,167
Etablissements Franz Colruyt NV	2,769	114,622
Groupe Bruxelles Lambert SA	3,809	394,144
KBC Group NV	8,597	616,831
Proximus SADP	5,996	111,654
Sofina SA	537	195,130
Solvay SA	2,881	283,940
UCB SA	4,152	496,569
Umicore SA	6,530	282,276
		4,772,739
Brazil - 1.2%
Ambev SA	172,330	557,415
Americanas SA	13,014	89,247
Americanas SA (A)	332	2,240
Atacadao SA	13,900	65,748
B3 SA - Brasil Bolsa Balcao	221,721	731,611
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Banco Bradesco SA	46,659	$179,049
Banco BTG Pactual SA	37,204	203,483
Banco do Brasil SA	28,713	209,269
Banco Inter SA	3,823	17,023
Banco Santander Brasil SA	14,000	108,447
BB Seguridade Participacoes SA	24,400	130,993
BRF SA (A)	26,314	102,746
CCR SA	40,100	115,388
Centrais Eletricas Brasileiras SA	9,400	74,986
Centrais Eletricas Brasileiras SA, ADR	1,429	11,261
Cia Brasileira de Distribuicao, ADR	628	3,165
Cia de Saneamento Basico do Estado de Sao Paulo	11,270	112,936
Cia Siderurgica Nacional SA, ADR	11,800	63,956
Cosan SA	40,344	200,404
Energisa SA	6,100	62,537
Engie Brasil Energia SA	7,275	66,072
Equatorial Energia SA	34,400	196,600
Hapvida Participacoes e Investimentos SA (B)	128,879	320,502
Hypera SA	10,908	88,688
JBS SA	34,073	266,441
Klabin SA	24,000	121,587
Localiza Rent a Car SA	20,227	259,579
Lojas Renner SA	32,186	185,908
Magazine Luiza SA	94,607	135,520
Natura & Company Holding SA (A)	26,929	147,342
Petroleo Brasileiro SA	133,229	986,125
Raia Drogasil SA	35,900	180,516
Rede D'Or Sao Luiz SA (B)	13,400	140,444
Rumo SA (A)	45,451	177,086
Sendas Distribuidora SA	24,690	84,477
Suzano SA	22,263	257,885
Suzano SA, ADR	3,164	36,766
Telefonica Brasil SA	9,652	108,845
Telefonica Brasil SA, ADR	6,017	67,691
TIM SA	28,020	81,158
TOTVS SA	17,746	135,600
Ultrapar Participacoes SA	25,400	75,490
Vale SA	145,050	2,912,547
Vibra Energia SA	44,000	216,070
WEG SA	56,116	410,994
		10,701,837
Canada - 8.2%
Agnico Eagle Mines, Ltd.	16,597	1,015,615
Air Canada (A)(C)	7,300	141,603
Algonquin Power & Utilities Corp.	25,029	388,203
Alimentation Couche-Tard, Inc.	29,900	1,347,013
AltaGas, Ltd.	11,500	257,569
Ballard Power Systems, Inc. (A)	10,400	121,041
Bank of Montreal	22,498	2,647,427
Barrick Gold Corp.	41,577	1,019,678
Barrick Gold Corp. (London Stock Exchange)	20,657	503,082
BCE, Inc. (C)	2,924	162,087
BlackBerry, Ltd. (A)(C)	21,000	155,717
Brookfield Asset Management, Inc., Class A (C)	49,072	2,774,394
CAE, Inc. (A)(C)	12,000	312,347
Cameco Corp.	15,100	439,780
Canadian Apartment Properties REIT	3,400	145,910
Canadian Imperial Bank of Commerce	15,700	1,905,751
Canadian National Railway Company	24,600	3,299,940
Canadian Natural Resources, Ltd.	40,960	2,536,267
Canadian Pacific Railway, Ltd.	32,300	2,665,851

91

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Canadian Tire Corp., Ltd., Class A	2,100	$317,079
Canadian Utilities, Ltd., Class A (C)	4,600	141,001
Canopy Growth Corp. (A)(C)	11,300	85,689
CCL Industries, Inc., Class B	5,400	243,619
Cenovus Energy, Inc.	47,959	799,477
CGI, Inc. (A)	7,900	629,333
Constellation Software, Inc.	700	1,196,576
Dollarama, Inc.	10,700	606,831
Emera, Inc.	9,500	470,915
Empire Company, Ltd., Class A	6,200	219,900
Enbridge, Inc.	70,400	3,240,827
Fairfax Financial Holdings, Ltd.	919	501,368
First Quantum Minerals, Ltd.	21,654	749,658
FirstService Corp.	1,500	216,970
Fortis, Inc.	17,366	858,889
Franco-Nevada Corp.	6,938	1,104,064
George Weston, Ltd.	2,799	344,683
GFL Environmental, Inc.	6,400	208,154
Gildan Activewear, Inc.	7,300	273,805
Great-West Lifeco, Inc.	9,900	291,738
Hydro One, Ltd. (B)	11,900	320,595
iA Financial Corp., Inc.	4,100	249,283
IGM Financial, Inc.	3,000	105,995
Imperial Oil, Ltd. (C)	8,630	417,642
Intact Financial Corp.	6,200	916,101
Ivanhoe Mines, Ltd., Class A (A)	23,800	221,980
Keyera Corp.	8,500	215,466
Kinross Gold Corp. (C)	45,229	265,553
Lightspeed Commerce, Inc. (A)	4,400	134,202
Loblaw Companies, Ltd.	6,140	550,962
Lundin Mining Corp.	26,000	263,504
Magna International, Inc.	10,400	667,683
Manulife Financial Corp. (D)	68,000	1,450,130
Metro, Inc.	9,057	521,331
National Bank of Canada	12,200	935,189
Northland Power, Inc.	8,100	269,276
Nutrien, Ltd.	19,890	2,055,902
Nuvei Corp. (A)	2,600	195,497
Onex Corp.	2,700	180,943
Open Text Corp.	9,700	411,308
Pan American Silver Corp. (C)	7,300	199,237
Parkland Corp. (C)	5,400	159,691
Pembina Pipeline Corp.	20,198	758,869
Power Corp. of Canada	20,512	634,975
Quebecor, Inc., Class B	6,400	152,558
Restaurant Brands International, Inc.	10,546	616,150
RioCan Real Estate Investment Trust	6,300	127,144
Ritchie Brothers Auctioneers, Inc.	4,300	253,979
Rogers Communications, Inc., Class B (C)	13,000	735,816
Royal Bank of Canada	49,400	5,438,880
Saputo, Inc.	9,100	215,535
Shaw Communications, Inc., Class B	16,926	525,320
Shopify, Inc., Class A (A)	4,000	2,705,179
Sun Life Financial, Inc.	20,600	1,150,166
Suncor Energy, Inc. (C)	50,735	1,651,733
TC Energy Corp.	34,197	1,928,753
Teck Resources, Ltd., Class B	17,361	701,023
TELUS Corp.	16,772	438,166
TFI International, Inc.	3,200	340,823
The Bank of Nova Scotia (C)	42,200	3,024,533
The Toronto-Dominion Bank	63,172	5,012,223
Thomson Reuters Corp.	6,354	689,860
TMX Group, Ltd.	2,000	205,703
Toromont Industries, Ltd.	3,200	303,349
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Tourmaline Oil Corp.	11,600	$534,464
West Fraser Timber Company, Ltd.	3,576	294,227
Wheaton Precious Metals Corp.	16,483	783,837
WSP Global, Inc.	4,300	570,662
		74,841,248
Chile - 0.1%
Antofagasta PLC	15,127	328,693
Banco Santander Chile, ADR	5,508	124,426
Cencosud SA	61,383	120,842
Enel Americas SA, ADR	14,968	89,359
Enel Chile SA, ADR	18,222	28,791
Sociedad Quimica y Minera de Chile SA, ADR	4,430	379,208
		1,071,319
China - 7.2%
360 DigiTech, Inc., ADR	2,900	44,631
3SBio, Inc. (A)(B)	40,500	32,936
51job, Inc., ADR (A)	900	52,695
AAC Technologies Holdings, Inc. (C)	27,342	64,977
AECC Aviation Power Company, Ltd., Class A	3,600	25,389
Agile Group Holdings, Ltd.	54,000	27,173
Agricultural Bank of China, Ltd., Class A	165,700	80,333
Agricultural Bank of China, Ltd., H Shares	934,000	357,052
Aier Eye Hospital Group Company, Ltd., Class A	11,596	57,334
Air China, Ltd., H Shares (A)	84,534	58,767
Airtac International Group	4,185	134,551
Alibaba Group Holding, Ltd., ADR (A)	338,411	7,243,663
A-Living Smart City Services Company, Ltd. (B)	15,500	21,460
Aluminum Corp. of China, Ltd., A Shares (A)	29,100	26,434
Aluminum Corp. of China, Ltd., H Shares (A)	131,220	75,952
Anhui Conch Cement Company, Ltd., Class A	8,900	55,185
Anhui Conch Cement Company, Ltd., H Shares	44,290	226,520
Anhui Gujing Distillery Company, Ltd., B Shares	3,600	46,370
Anhui Gujing Distillery Company, Ltd., Class A	900	24,190
ANTA Sports Products, Ltd.	37,000	458,985
Autohome, Inc., ADR	2,100	63,861
AVIC Industry-Finance Holdings Company, Ltd., Class A	20,000	13,014
AviChina Industry & Technology Company, Ltd., H Shares	72,000	39,743
Baidu, Inc., ADR (A)	10,000	1,323,000
Bank of Beijing Company, Ltd., Class A	47,000	33,852
Bank of China, Ltd., Class A	78,100	40,196
Bank of China, Ltd., H Shares	2,682,563	1,070,492
Bank of Communications Company, Ltd., Class A	87,300	70,139
Bank of Communications Company, Ltd., H Shares	292,527	209,425
Bank of Hangzhou Company, Ltd., Class A	11,400	25,239
Bank of Jiangsu Company, Ltd., Class A	33,410	36,963
Bank of Nanjing Company, Ltd., Class A	13,600	22,781
Bank of Ningbo Company, Ltd., Class A	13,750	80,562

92

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bank of Shanghai Company, Ltd., Class A	31,610	$33,028
Baoshan Iron & Steel Company, Ltd., Class A	41,300	43,820
BeiGene, Ltd., ADR (A)	1,700	320,620
Beijing Capital International Airport Company, Ltd., H Shares (A)	52,789	30,687
Beijing Shunxin Agriculture Company, Ltd., Class A	1,700	6,225
Beijing Yuanliu Hongyuan Electronic Technology Company, Ltd., Class A	6,700	135,063
Bilibili, Inc., ADR (A)(C)	5,800	148,364
BOE Technology Group Company, Ltd., Class A	75,300	50,909
BYD Company, Ltd., Class A	4,000	143,132
BYD Company, Ltd., H Shares	26,105	726,118
BYD Electronic International Company, Ltd.	22,500	44,587
CanSino Biologics, Inc., Class A (A)	254	9,251
CanSino Biologics, Inc., H Shares (A)(B)	2,400	38,199
CGN Power Company, Ltd., H Shares (B)	317,000	82,543
Changchun High & New Technology Industry Group, Inc., Class A	800	21,065
China Bohai Bank Company, Ltd., H Shares (B)	83,000	13,764
China Cinda Asset Management Company, Ltd., H Shares	304,800	51,928
China CITIC Bank Corp., Ltd., H Shares	310,800	156,837
China Communications Services Corp., Ltd., H Shares	129,600	58,438
China Conch Venture Holdings, Ltd.	57,900	168,790
China Construction Bank Corp., Class A	15,400	15,220
China Construction Bank Corp., H Shares	3,405,914	2,551,252
China Eastern Airlines Corp., Ltd., Class A (A)	15,800	11,615
China Everbright Bank Company, Ltd., Class A	88,600	45,976
China Everbright Bank Company, Ltd., H Shares	120,000	45,275
China Evergrande Group	65,959	12,466
China Feihe, Ltd. (B)	119,000	117,160
China Galaxy Securities Company, Ltd., H Shares	129,500	72,235
China Greatwall Technology Group Company, Ltd., Class A	6,500	11,737
China Hongqiao Group, Ltd. (C)	57,000	74,884
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
China International Capital Corp., Ltd., H Shares (B)	36,800	81,354
China Lesso Group Holdings, Ltd.	36,000	43,209
China Life Insurance Company, Ltd., Class A	4,500	18,532
China Life Insurance Company, Ltd., H Shares	248,624	378,785
China Literature, Ltd. (A)(B)	10,200	41,773
China Longyuan Power Group Corp., Ltd., H Shares	99,000	222,527
China Medical System Holdings, Ltd.	48,300	75,329
China Meidong Auto Holdings, Ltd.	18,000	68,409
China Merchants Bank Company, Ltd., Class A	45,900	336,685
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Merchants Bank Company, Ltd., H Shares	131,823	$1,026,167
China Merchants Securities Company, Ltd., Class A	16,510	37,480
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	42,049
China Minsheng Banking Corp., Ltd., Class A	78,880	47,397
China Minsheng Banking Corp., Ltd., H Shares (C)	194,496	72,956
China Molybdenum Company, Ltd., Class A	28,400	23,131
China Molybdenum Company, Ltd., H Shares	129,000	66,318
China National Building Material Company, Ltd., H Shares	138,000	169,746
China National Nuclear Power Company, Ltd., Class A	20,900	26,570
China Oilfield Services, Ltd., H Shares	56,000	56,898
China Pacific Insurance Group Company, Ltd., Class A	14,000	50,350
China Pacific Insurance Group Company, Ltd., H Shares	94,100	227,675
China Petroleum & Chemical Corp., Class A	56,700	38,440
China Petroleum & Chemical Corp., H Shares	819,361	407,159
China Railway Group, Ltd., Class A	30,000	28,451
China Railway Group, Ltd., H Shares	126,000	70,178
China Resources Mixc Lifestyle Services, Ltd. (B)	19,000	92,996
China Shenhua Energy Company, Ltd., Class A	9,800	45,856
China Shenhua Energy Company, Ltd., H Shares	113,500	361,293
China Southern Airlines Company, Ltd., Class A (A)	13,800	13,429
China Southern Airlines Company, Ltd., H Shares (A)	64,000	36,985
China State Construction Engineering Corp., Ltd., Class A	93,340	79,725
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	110,607
China Tower Corp., Ltd., H Shares (B)	1,496,000	167,466
China Vanke Company, Ltd., Class A	21,600	64,949
China Vanke Company, Ltd., H Shares	56,900	127,984
China Yangtze Power Company, Ltd., Class A	48,900	169,055
Chinasoft International, Ltd. (A)	86,000	70,491
Chongqing Zhifei Biological Products Company, Ltd., Class A	3,100	67,191
CIFI Ever Sunshine Services Group, Ltd.	22,000	29,327
CIFI Holdings Group Company, Ltd.	140,161	81,682
CITIC Securities Company, Ltd., Class A	25,185	82,543
CITIC Securities Company, Ltd., H Shares	86,825	199,012
CITIC, Ltd.	207,967	230,051
Contemporary Amperex Technology Company, Ltd., Class A	4,900	392,099
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	119,600	205,634
Country Garden Holdings Company, Ltd.	270,117	206,776
Country Garden Services Holdings Company, Ltd.	59,000	248,545
CRRC Corp., Ltd., H Shares	145,000	57,859

93

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
CSC Financial Company, Ltd., Class A	6,200	$22,631
CSPC Pharmaceutical Group, Ltd.	303,120	347,329
Dada Nexus, Ltd., ADR (A)	3,900	35,607
Dali Foods Group Company, Ltd. (B)	73,000	38,083
Daqo New Energy Corp., ADR (A)	2,500	103,300
DiDi Global, Inc., ADR (A)	13,000	32,500
Dongfeng Motor Group Company, Ltd., H Shares	91,220	68,235
Dongyue Group, Ltd.	49,000	66,383
East Money Information Company, Ltd., Class A	21,456	84,988
Ecovacs Robotics Company, Ltd., Class A	2,300	39,257
ENN Energy Holdings, Ltd.	26,600	397,296
Eve Energy Company, Ltd., Class A	4,181	52,415
Everbright Securities Company, Ltd., Class A	8,700	17,018
Flat Glass Group Company, Ltd., H Shares	23,000	87,811
Focus Media Information Technology Company, Ltd., Class A	32,700	31,291
Foshan Haitian Flavouring & Food Company, Ltd., Class A	7,800	107,126
Fosun International, Ltd.	85,000	91,871
Founder Securities Company, Ltd., Class A	13,200	13,975
Foxconn Industrial Internet Company, Ltd., Class A	6,400	10,215
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	25,159
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	16,800	68,211
Ganfeng Lithium Company, Ltd., H Shares (B)	8,600	120,992
GCL System Integration Technology Company, Ltd., Class A (A)	60,900	34,323
GDS Holdings, Ltd., ADR (A)	3,400	133,450
Gemdale Corp., Class A	7,300	16,437
Genscript Biotech Corp. (A)	28,000	87,836
GF Securities Company, Ltd., Class A	13,200	36,350
GF Securities Company, Ltd., H Shares	47,800	67,290
Gigadevice Semiconductor Beijing, Inc., Class A	1,372	30,262
GoerTek, Inc., Class A	5,200	27,995
GOME Retail Holdings, Ltd. (A)(C)	386,127	23,944
Great Wall Motor Company, Ltd., H Shares	104,500	164,011
Greenland Holdings Corp., Ltd., Class A	13,755	11,671
Greentown China Holdings, Ltd. (C)	29,000	52,458
Greentown Service Group Company, Ltd.	48,000	47,861
Guangdong Haid Group Company, Ltd., Class A	3,500	30,211
Guangzhou Automobile Group Company, Ltd., H Shares	100,310	82,713
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	11,329
Guangzhou R&F Properties Company, Ltd., H Shares (C)	43,600	15,374
Guosen Securities Company, Ltd., Class A	6,600	10,306
Guotai Junan Securities Company, Ltd., Class A	16,700	41,182
Haidilao International Holding, Ltd. (B)(C)	26,000	50,025
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Haier Smart Home Company, Ltd., Class A	13,600	$49,161
Haier Smart Home Company, Ltd., H Shares	83,800	267,949
Haitian International Holdings, Ltd.	21,000	54,151
Haitong Securities Company, Ltd., Class A	18,000	29,130
Haitong Securities Company, Ltd., H Shares	113,200	86,022
Hangzhou First Applied Material Company, Ltd., Class A	2,800	49,707
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,600	19,702
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	28,669
Hangzhou Tigermed Consulting Company, Ltd., H Shares (B)	4,100	49,448
Hansoh Pharmaceutical Group Company, Ltd. (B)	40,000	66,510
Hello Group, Inc., ADR	5,200	30,056
Henan Shuanghui Investment & Development Company, Ltd., Class A	4,400	20,092
Hengan International Group Company, Ltd.	25,000	115,194
Hengli Petrochemical Company, Ltd., Class A	9,500	30,985
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	13,505
Hua Hong Semiconductor, Ltd. (A)(B)	17,000	70,987
Huadong Medicine Company, Ltd., Class A	2,800	14,681
Hualan Biological Engineering, Inc., Class A	4,030	12,856
Huaneng Power International, Inc., H Shares	149,436	63,384
Huatai Securities Company, Ltd., Class A	16,400	38,278
Huatai Securities Company, Ltd., H Shares (B)	48,800	74,679
Huaxia Bank Company, Ltd., Class A	28,500	24,908
Huayu Automotive Systems Company, Ltd., Class A	5,100	15,949
Huazhu Group, Ltd., ADR	6,400	211,136
Hundsun Technologies, Inc., Class A	2,366	16,521
Hygeia Healthcare Holdings Company, Ltd. (B)	11,400	43,733
Iflytek Company, Ltd., Class A	9,600	69,965
I-Mab, ADR (A)	1,100	17,864
Industrial & Commercial Bank of China, Ltd., Class A	120,000	90,033
Industrial & Commercial Bank of China, Ltd., H Shares	2,051,735	1,257,821
Industrial Bank Company, Ltd., Class A	46,200	149,680
Industrial Securities Company, Ltd., Class A	14,900	17,951
Ingenic Semiconductor Company, Ltd., Class A	2,800	40,019
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	48,800	17,055
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	78,780
Innovent Biologics, Inc. (A)(B)	33,000	111,049
Inspur Electronic Information Industry Company, Ltd., Class A	3,248	13,849
iQIYI, Inc., ADR (A)	12,000	54,480

94

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
JA Solar Technology Company, Ltd., Class A	3,200	$39,384
JD Health International, Inc. (A)(B)	9,550	57,182
JD.com, Inc., Class A (A)	67,323	1,912,976
Jiangsu Expressway Company, Ltd., H Shares	41,145	42,970
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	24,170
Jiangsu Hengrui Medicine Company, Ltd., Class A	14,198	82,086
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	18,467
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	3,400	72,151
Jiangxi Copper Company, Ltd., H Shares	39,075	64,633
Jinxin Fertility Group, Ltd. (A)(B)	44,000	33,382
Jiumaojiu International Holdings, Ltd. (B)(C)	22,000	46,537
Kanzhun, Ltd., ADR (A)	2,300	57,293
KE Holdings, Inc., ADR (A)	11,800	145,966
Kingdee International Software Group Company, Ltd. (A)	81,000	177,465
Kingsoft Cloud Holdings, Ltd., ADR (A)	2,600	15,782
Kingsoft Corp., Ltd.	29,000	92,385
Kuaishou Technology (A)(B)	15,900	145,687
Kweichow Moutai Company, Ltd., Class A	2,500	673,504
KWG Group Holdings, Ltd.	45,000	18,384
Lenovo Group, Ltd.	257,436	278,869
Lens Technology Company, Ltd., Class A	7,300	13,361
Lepu Medical Technology Beijing Company, Ltd., Class A	4,000	12,648
Li Auto, Inc., ADR (A)	19,000	490,390
Li Ning Company, Ltd.	77,500	658,080
Lingyi iTech Guangdong Company, Class A (A)	12,700	10,122
Logan Group Company, Ltd. (C)	48,000	13,540
Longfor Group Holdings, Ltd. (B)	60,100	307,422
LONGi Green Energy Technology Company, Ltd., Class A	10,760	121,312
Luxshare Precision Industry Company, Ltd., Class A	15,495	76,836
Luzhou Laojiao Company, Ltd., Class A	3,300	95,969
Mango Excellent Media Company, Ltd., Class A	3,300	16,071
Maxscend Microelectronics Company, Ltd., Class A	900	29,568
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	8,300	7,684
Meituan, Class B (A)(B)	144,400	2,735,505
Metallurgical Corp. of China, Ltd., Class A	28,700	16,929
Microport Scientific Corp.	25,019	55,662
Ming Yuan Cloud Group Holdings, Ltd. (A)	13,000	17,515
Minth Group, Ltd.	26,000	63,353
Muyuan Foods Company, Ltd., Class A	9,282	82,741
NARI Technology Company, Ltd., Class A	12,360	60,908
NAURA Technology Group Company, Ltd., Class A	3,200	136,712
NetEase, Inc.	70,000	1,262,994
New China Life Insurance Company, Ltd., Class A	4,600	25,499
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
New China Life Insurance Company, Ltd., H Shares	29,500	$81,823
New Hope Liuhe Company, Ltd., Class A (A)	6,800	18,121
New Oriental Education & Technology Group, Inc., ADR (A)	51,000	58,650
NIO, Inc., ADR (A)	49,200	1,035,660
Noah Holdings, Ltd., ADR (A)	1,000	23,530
Nongfu Spring Company, Ltd., H Shares (B)(C)	58,600	308,915
Orient Securities Company, Ltd., Class A	9,600	16,522
Perfect World Company, Ltd., Class A	4,350	8,750
PetroChina Company, Ltd., Class A	36,000	31,151
PetroChina Company, Ltd., H Shares	712,261	361,698
Pharmaron Beijing Company, Ltd., H Shares (B)	4,200	50,511
PICC Property & Casualty Company, Ltd., H Shares	252,363	256,980
Pinduoduo, Inc., ADR (A)	15,900	637,749
Ping An Bank Company, Ltd., Class A	38,200	92,166
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	17,400	44,971
Ping An Insurance Group Company of China, Ltd., Class A	24,100	183,011
Ping An Insurance Group Company of China, Ltd., H Shares	224,790	1,571,521
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	73,875
Postal Savings Bank of China Company, Ltd., H Shares (B)	331,000	266,537
Power Construction Corp. of China, Ltd., Class A	20,500	23,435
Raytron Technology Company, Ltd., Class A	2,601	18,386
RLX Technology, Inc., ADR (A)(C)	24,900	44,571
Rongsheng Petrochemical Company, Ltd., Class A	13,950	31,295
SAIC Motor Corp., Ltd., Class A	17,300	46,142
Sangfor Technologies, Inc., Class A	700	12,266
Sany Heavy Industry Company, Ltd., Class A	18,600	51,072
SDIC Capital Company, Ltd., Class A	11,856	13,117
SDIC Power Holdings Company, Ltd., Class A	10,900	16,008
Seazen Group, Ltd. (A)	67,047	35,787
Seazen Holdings Company, Ltd., Class A	5,000	25,258
SF Holding Company, Ltd., Class A	3,600	25,844
Shaanxi Coal Industry Company, Ltd., Class A	13,400	34,681
Shandong Gold Mining Company, Ltd., Class A	5,880	19,969
Shandong Gold Mining Company, Ltd., H Shares (B)(C)	21,500	42,937
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	84,969
Shanghai Baosight Software Company, Ltd., Class B	17,600	71,355
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	26,753
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	17,500	84,807
Shanghai International Airport Company, Ltd., Class A (A)	1,600	12,340
Shanghai International Port Group Company, Ltd., Class A	13,700	11,782

95

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	39,240	$36,714
Shanghai M&G Stationery, Inc., Class A	2,000	15,371
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	59,715
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	82,170
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	1,960	78,359
Shengyi Technology Company, Ltd., Class A	5,100	12,889
Shennan Circuits Company, Ltd., Class A	1,120	15,910
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	24,912
Shenzhen Goodix Technology Company, Ltd., Class A	800	8,896
Shenzhen Inovance Technology Company, Ltd., Class A	5,550	49,554
Shenzhen Kangtai Biological Products Company, Ltd., Class A	1,400	20,473
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	700	33,821
Shenzhen Overseas Chinese Town Company, Ltd., Class A	13,200	15,267
Shenzhen Sunway Communication Company, Ltd., Class A	2,200	6,206
Shenzhou International Group Holdings, Ltd.	27,000	356,455
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	16,556
Silergy Corp.	3,000	351,752
Sinopharm Group Company, Ltd., H Shares	42,800	97,158
Sinotruk Hong Kong, Ltd.	24,500	37,209
Smoore International Holdings, Ltd. (B)	59,000	138,224
Songcheng Performance Development Company, Ltd., Class A	5,760	11,928
Sunac China Holdings, Ltd. (C)	87,000	49,935
Sunac Services Holdings, Ltd. (B)	36,000	21,963
Sungrow Power Supply Company, Ltd., Class A	9,100	152,627
Suning.com Company, Ltd., Class A (A)	20,700	11,231
Sunny Optical Technology Group Company, Ltd.	23,800	377,976
TAL Education Group, ADR (A)	12,800	38,528
TCL Technology Group Corp., Class A	21,800	16,786
Tencent Holdings, Ltd.	202,800	9,347,933
Tencent Music Entertainment Group, ADR (A)	25,200	122,724
The People's Insurance Company Group of China, Ltd., H Shares	265,000	86,463
Thunder Software Technology Company, Ltd., Class A	8,300	128,682
Tianjin Zhonghuan Semiconductor Company, Ltd., Class A	27,000	180,292
Tingyi Cayman Islands Holding Corp.	76,000	127,440
Tongcheng Travel Holdings, Ltd. (A)	28,800	50,747
Tongwei Company, Ltd., Class A	6,200	41,397
Topsports International Holdings, Ltd. (B)	41,000	34,077
TravelSky Technology, Ltd., H Shares	31,000	44,471
Trip.com Group, Ltd., ADR (A)	18,900	436,968
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Tsingtao Brewery Company, Ltd., H Shares	22,000	$172,947
Unigroup Guoxin Microelectronics Company, Ltd., Class A	1,200	38,477
Uni-President China Holdings, Ltd.	46,000	39,918
Unisplendour Corp., Ltd., Class A	5,320	16,322
Vipshop Holdings, Ltd., ADR (A)	15,300	137,700
Walvax Biotechnology Company, Ltd., Class A	3,400	29,259
Wanhua Chemical Group Company, Ltd., Class A	7,000	88,738
Want Want China Holdings, Ltd.	163,000	150,407
Weibo Corp., ADR (A)	1,890	46,324
Weichai Power Company, Ltd., Class A	9,600	20,087
Weichai Power Company, Ltd., H Shares	64,720	101,442
Weimob, Inc. (A)(B)(C)	53,000	33,801
Wens Foodstuffs Group Company, Ltd., Class A	14,160	49,088
Will Semiconductor Company, Ltd., Class A	3,100	93,654
Wuhu Sanqi Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	17,267
Wuliangye Yibin Company, Ltd., Class A	8,600	208,792
WUS Printed Circuit Kunshan Company, Ltd., Class A	4,180	8,678
WuXi AppTec Company, Ltd., Class A	5,544	97,386
WuXi AppTec Company, Ltd., H Shares (B)	11,006	171,957
Wuxi Biologics Cayman, Inc. (A)(B)	128,500	1,020,367
Wuxi Shangji Automation Company, Ltd., Class A	1,100	23,572
Xiaomi Corp., Class B (A)(B)	477,000	833,522
Xinjiang Goldwind Science & Technology Company, Ltd., Class A	7,700	15,831
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (C)	22,200	33,247
Xinyi Solar Holdings, Ltd.	172,835	300,797
XPeng, Inc., ADR (A)	14,400	397,296
Yadea Group Holdings, Ltd. (B)	34,000	52,083
Yankuang Energy Group Company, Ltd., H Shares	49,990	147,805
Yihai International Holding, Ltd. (A)	16,000	45,443
Yonghui Superstores Company, Ltd., Class A	10,200	6,773
Yonyou Network Technology Company, Ltd., Class A	5,200	18,695
Yum China Holdings, Inc.	15,400	639,716
Yunda Holding Company, Ltd., Class A	3,120	8,623
Yunnan Baiyao Group Company, Ltd., Class A	2,800	35,996
Zai Lab, Ltd., ADR (A)	3,100	136,338
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	49,706
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	29,727
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	12,453
Zhejiang Expressway Company, Ltd., H Shares	49,718	41,674
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	2,600	24,396
Zhejiang Longsheng Group Company, Ltd., Class A	7,200	12,320

96

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang NHU Company, Ltd., Class A	5,760	$28,636
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	8,060	20,990
Zhejiang Supor Company, Ltd., Class A	1,200	9,425
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)	12,500	41,841
Zhongsheng Group Holdings, Ltd.	20,000	140,625
Zhuzhou CRRC Times Electric Company, Ltd.	18,000	69,692
Zijin Mining Group Company, Ltd., Class A	27,800	49,261
Zijin Mining Group Company, Ltd., H Shares	193,469	293,389
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	14,915
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	44,800	28,284
ZTE Corp., Class A	7,600	28,450
ZTE Corp., H Shares	25,887	52,438
ZTO Express Cayman, Inc., ADR	15,400	385,000
		65,913,193
Colombia - 0.0%
Bancolombia SA, ADR	3,847	164,113
Ecopetrol SA, ADR	9,500	176,700
		340,813
Czech Republic - 0.1%
CEZ AS	6,817	285,927
Komercni banka AS	3,440	133,176
Moneta Money Bank AS (B)	17,731	71,923
		491,026
Denmark - 1.7%
A.P. Moller - Maersk A/S, Series A	118	348,383
A.P. Moller - Maersk A/S, Series B	207	622,027
Ambu A/S, Class B (C)	6,935	102,091
Carlsberg A/S, Class B	3,694	453,481
Chr. Hansen Holding A/S	4,006	294,148
Coloplast A/S, B Shares	4,360	660,272
Danske Bank A/S	26,235	436,422
Demant A/S (A)	5,000	226,275
DSV A/S	7,344	1,407,519
Genmab A/S (A)	2,393	864,240
GN Store Nord A/S	4,761	233,367
Novo Nordisk A/S, B Shares	58,067	6,440,568
Novozymes A/S, B Shares	7,605	521,431
Orsted A/S (B)	6,916	865,686
Pandora A/S	3,738	356,098
Rockwool International A/S, B Shares	352	116,199
Tryg A/S	13,079	318,012
Vestas Wind Systems A/S	36,668	1,075,649
		15,341,868
Egypt - 0.0%
Commercial International Bank Egypt SAE (A)	68,774	173,292
Finland - 0.7%
Elisa OYJ	5,862	353,520
Fortum OYJ	16,798	307,020
Kesko OYJ, B Shares	9,211	254,318
Kone OYJ, B Shares	11,833	619,225
Neste OYJ	14,709	670,634
Nokia OYJ (A)	123,099	677,913
Nokia OYJ (Euronext Paris Exchange) (A)	56,247	307,740
Nordea Bank ABP	1,569	16,149
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Nordea Bank ABP (Nasdaq Stockholm Exchange)	115,195	$1,185,586
Orion OYJ, Class B	3,379	153,464
Sampo OYJ, A Shares	15,885	776,212
Stora Enso OYJ, R Shares	20,482	401,807
UPM-Kymmene OYJ	19,972	652,190
Wartsila OYJ ABP	15,222	138,991
		6,514,769
France - 6.7%
Accor SA (A)	6,145	197,989
Aeroports de Paris (A)	1,190	177,951
Air Liquide SA	16,277	2,847,577
Airbus SE	20,253	2,443,912
Alstom SA	11,918	278,869
Amundi SA (B)	2,415	165,141
Arkema SA	1,999	238,962
AXA SA	66,380	1,943,240
BioMerieux	1,432	152,839
BNP Paribas SA	38,662	2,209,339
Bollore SE	32,561	170,504
Bouygues SA	8,158	284,749
Bureau Veritas SA	10,297	293,578
Capgemini SE	5,786	1,283,938
Carrefour SA	23,459	510,519
Cie de Saint-Gobain	18,075	1,075,475
Cie Generale des Etablissements Michelin SCA	5,963	808,084
CNP Assurances	6,491	156,268
Covivio	2,169	172,619
Credit Agricole SA	45,282	541,058
Danone SA	22,299	1,231,870
Dassault Aviation SA	980	154,760
Dassault Systemes SE	24,046	1,181,354
Edenred	8,717	431,013
Eiffage SA	3,075	315,596
Electricite de France SA (C)	14,490	136,007
Engie SA	66,203	870,376
EssilorLuxottica SA	9,839	1,799,471
Eurazeo SE	1,666	140,067
Faurecia SE	3,556	92,488
Faurecia SE (Borsa Italiana Exchange)	633	16,352
Gecina SA	1,814	228,617
Getlink SE	16,925	304,815
Hermes International	1,082	1,531,414
Ipsen SA	1,496	187,262
Kering SA	2,569	1,621,889
Klepierre SA (A)	8,046	214,219
La Francaise des Jeux SAEM (B)	3,888	154,248
Legrand SA	9,699	922,152
L'Oreal SA	8,636	3,449,629
LVMH Moet Hennessy Louis Vuitton SE	9,580	6,838,233
Orange SA	72,639	860,029
Orpea SA	1,800	78,109
Pernod Ricard SA	7,161	1,573,360
Publicis Groupe SA	8,401	509,890
Remy Cointreau SA	930	191,792
Renault SA (A)	7,048	184,236
Safran SA	11,681	1,375,276
Sanofi	39,156	4,003,317
Sartorius Stedim Biotech	1,029	421,290
Schneider Electric SE	17,968	3,016,670
Schneider Electric SE (Euronext London Exchange)	623	103,629
SEB SA	1,019	142,111
Societe Generale SA	29,342	786,586

97

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Sodexo SA	3,211	$261,299
Teleperformance	2,141	815,508
Thales SA	4,046	506,706
TotalEnergies SE	86,451	4,374,405
Ubisoft Entertainment SA (A)	3,643	160,085
Unibail-Rodamco-Westfield (A)	3,595	269,293
Unibail-Rodamco-Westfield, CHESS Depositary Interest (A)	27,093	101,409
Valeo	8,882	164,060
Veolia Environnement SA	23,848	764,654
Vinci SA	18,446	1,884,687
Vivendi SE	29,108	380,284
Wendel SE	1,176	119,757
Worldline SA (A)(B)	8,877	385,266
		61,208,151
Germany - 4.7%
adidas AG	6,519	1,519,105
Allianz SE	14,190	3,388,706
BASF SE	31,532	1,799,244
Bayer AG	33,683	2,303,899
Bayerische Motoren Werke AG	11,277	974,536
Bechtle AG	3,255	183,258
Beiersdorf AG	3,796	398,787
Brenntag SE	5,855	472,100
Carl Zeiss Meditec AG, Bearer Shares	1,435	231,147
Commerzbank AG (A)	37,723	286,655
Continental AG (A)	4,116	295,062
Covestro AG (B)	7,081	356,569
Daimler Truck Holding AG (A)	15,182	421,075
Delivery Hero SE (A)(B)	6,014	262,115
Deutsche Bank AG (A)	70,362	886,157
Deutsche Boerse AG	6,468	1,164,317
Deutsche Lufthansa AG (A)(C)	23,929	192,976
Deutsche Post AG	33,981	1,622,665
Deutsche Telekom AG	114,360	2,129,867
E.ON SE	76,314	886,632
Evonik Industries AG	8,081	224,188
Fresenius Medical Care AG & Company KGaA	6,818	456,882
Fresenius SE & Company KGaA	15,294	561,545
GEA Group AG	5,882	241,089
Hannover Rueck SE	1,990	338,060
HeidelbergCement AG	5,549	314,487
HelloFresh SE (A)	6,177	277,248
Henkel AG & Company KGaA	3,884	256,363
Infineon Technologies AG	44,694	1,512,008
KION Group AG	2,693	177,489
Knorr-Bremse AG	2,779	213,031
LANXESS AG	3,216	141,177
LEG Immobilien SE	2,555	290,960
Mercedes-Benz Group AG	29,371	2,061,549
Merck KGaA	4,683	977,978
MTU Aero Engines AG	1,991	460,481
Muenchener Rueckversicherungs-Gesellschaft AG	4,786	1,279,495
Nemetschek SE	2,010	193,029
Puma SE	3,943	335,322
Rational AG	207	142,566
RWE AG	21,783	948,492
SAP SE	35,971	3,986,621
Scout24 SE (B)	3,211	183,067
Siemens AG	26,349	3,648,495
Siemens Energy AG	15,127	344,152
Siemens Healthineers AG (B)	10,330	640,162
Symrise AG	4,743	568,655
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Telefonica Deutschland Holding AG	44,170	$120,134
Uniper SE	3,706	95,742
United Internet AG	4,503	154,535
Volkswagen AG	1,264	312,235
Vonovia SE	25,180	1,173,657
Zalando SE (A)(B)	8,154	412,873
		42,818,639
Greece - 0.1%
Alpha Services and Holdings SA (A)	74,045	90,902
Eurobank Ergasias Services and Holdings SA (A)	85,715	100,279
FF Group (A)(E)	1,869	3,101
Hellenic Telecommunications Organization SA	8,503	153,753
JUMBO SA	5,651	84,196
OPAP SA	9,360	136,248
Public Power Corp. SA (A)	6,989	58,514
		626,993
Hong Kong - 2.3%
AIA Group, Ltd.	425,800	4,446,155
Alibaba Health Information Technology, Ltd. (A)	134,000	84,806
Alibaba Pictures Group, Ltd. (A)	500,000	41,148
Beijing Enterprises Holdings, Ltd.	19,786	62,443
Beijing Enterprises Water Group, Ltd.	198,000	60,577
BOC Hong Kong Holdings, Ltd.	132,328	497,922
Bosideng International Holdings, Ltd.	108,000	50,041
Budweiser Brewing Company APAC, Ltd. (B)	67,400	177,979
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	11,766
China Education Group Holdings, Ltd.	12,000	10,325
China Everbright Environment Group, Ltd.	117,851	70,735
China Gas Holdings, Ltd.	86,800	110,634
China Jinmao Holdings Group, Ltd.	224,000	66,073
China Mengniu Dairy Company, Ltd. (A)	105,004	562,969
China Merchants Port Holdings Company, Ltd.	47,564	85,662
China Overseas Land & Investment, Ltd.	127,882	380,542
China Overseas Property Holdings, Ltd.	45,000	53,075
China Power International Development, Ltd.	88,000	46,297
China Resources Beer Holdings Company, Ltd.	49,979	304,072
China Resources Cement Holdings, Ltd.	88,000	72,948
China Resources Gas Group, Ltd.	30,000	126,266
China Resources Land, Ltd.	110,964	513,780
China Resources Power Holdings Company, Ltd.	68,244	127,004
China Ruyi Holdings, Ltd. (A)(C)	156,000	41,815
China State Construction International Holdings, Ltd.	71,250	94,483
China Taiping Insurance Holdings Company, Ltd.	60,500	73,385
China Traditional Chinese Medicine Holdings Company, Ltd.	80,000	41,541
Chow Tai Fook Jewellery Group, Ltd. (A)	80,800	145,934
CK Asset Holdings, Ltd.	73,046	499,301
CK Hutchison Holdings, Ltd.	97,163	710,496
CK Infrastructure Holdings, Ltd.	24,772	165,597
CLP Holdings, Ltd.	59,400	577,956
COSCO SHIPPING Ports, Ltd.	61,511	47,668
ESR Cayman, Ltd. (A)(B)	75,200	233,037

98

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Far East Horizon, Ltd.	66,000	$58,847
Futu Holdings, Ltd., ADR (A)	1,700	55,352
Galaxy Entertainment Group, Ltd.	80,000	473,391
Geely Automobile Holdings, Ltd.	196,000	303,608
Guangdong Investment, Ltd.	99,220	135,181
Hang Lung Properties, Ltd.	74,326	149,810
Hang Seng Bank, Ltd.	27,319	525,420
Henderson Land Development Company, Ltd.	55,324	229,651
HK Electric Investments, Ltd.	111,500	108,868
HKT Trust & HKT, Ltd.	145,233	199,137
Hong Kong & China Gas Company, Ltd.	404,091	488,110
Hong Kong Exchanges & Clearing, Ltd.	42,514	1,992,772
Hongkong Land Holdings, Ltd.	44,100	215,468
Hopson Development Holdings, Ltd. (C)	24,200	45,738
Huabao International Holdings, Ltd.	42,000	23,172
Hutchmed China, Ltd., ADR (A)	3,800	71,896
Jardine Matheson Holdings, Ltd. (C)	7,900	433,382
Kingboard Holdings, Ltd.	22,500	108,521
Kingboard Laminates Holdings, Ltd.	36,500	59,481
Kunlun Energy Company, Ltd.	118,000	101,980
Lee & Man Paper Manufacturing, Ltd.	56,000	29,055
Link REIT	75,539	643,308
Melco Resorts & Entertainment, Ltd., ADR (A)	7,185	54,893
MTR Corp., Ltd.	57,605	310,218
New World Development Company, Ltd.	57,618	233,765
Nine Dragons Paper Holdings, Ltd.	55,000	47,759
Power Assets Holdings, Ltd.	51,582	335,931
Shenzhen International Holdings, Ltd.	38,049	40,021
Shimao Group Holdings, Ltd. (C)	41,500	23,169
Sino Biopharmaceutical, Ltd.	346,500	215,151
Sino Land Company, Ltd.	128,364	165,514
SITC International Holdings Company, Ltd.	52,000	181,829
Sun Art Retail Group, Ltd.	86,000	31,085
Sun Hung Kai Properties, Ltd.	45,630	542,882
Swire Pacific, Ltd., Class A	18,163	110,451
Swire Properties, Ltd.	43,628	107,814
Techtronic Industries Company, Ltd.	49,500	793,063
The Wharf Holdings, Ltd.	51,876	158,009
Vinda International Holdings, Ltd.	12,000	27,092
WH Group, Ltd. (B)	320,343	201,161
Wharf Real Estate Investment Company, Ltd.	62,876	310,750
Xinyi Glass Holdings, Ltd.	71,000	170,234
Yuexiu Property Company, Ltd.	48,800	48,293
		21,155,664
Hungary - 0.0%
MOL Hungarian Oil & Gas PLC	12,392	108,881
OTP Bank NYRT (A)	7,225	262,109
Richter Gedeon NYRT	4,794	101,194
		472,184
India - 3.5%
ACC, Ltd.	2,508	70,806
Adani Enterprises, Ltd.	9,077	240,060
Adani Green Energy, Ltd. (A)	13,172	333,110
Adani Ports & Special Economic Zone, Ltd.	16,979	171,986
Adani Total Gas, Ltd.	9,077	255,658
Adani Transmission, Ltd. (A)	9,077	281,722
Ambuja Cements, Ltd.	22,913	90,013
Apollo Hospitals Enterprise, Ltd.	3,917	232,768
Asian Paints, Ltd.	12,839	519,528
Aurobindo Pharma, Ltd.	9,153	80,448
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Avenue Supermarts, Ltd. (A)(B)	5,887	$309,024
Axis Bank, Ltd. (A)	80,176	799,062
Bajaj Auto, Ltd.	2,923	141,029
Bajaj Finance, Ltd.	9,199	873,463
Bajaj Finserv, Ltd.	1,449	322,725
Balkrishna Industries, Ltd.	2,904	81,005
Bandhan Bank, Ltd. (B)	27,747	111,239
Berger Paints India, Ltd.	8,085	74,231
Bharat Electronics, Ltd.	40,525	112,233
Bharat Forge, Ltd.	9,316	85,454
Bharat Petroleum Corp., Ltd.	34,892	164,800
Bharti Airtel, Ltd. (A)	83,500	830,105
Biocon, Ltd. (A)	14,021	61,883
Britannia Industries, Ltd.	3,618	152,673
Cholamandalam Investment and Finance Company, Ltd.	13,536	127,145
Cipla, Ltd.	18,101	242,736
Coal India, Ltd.	63,427	152,594
Colgate-Palmolive India, Ltd.	4,075	82,734
Container Corp. of India, Ltd.	9,153	80,564
Dabur India, Ltd.	24,800	175,183
Divi's Laboratories, Ltd.	4,431	257,571
DLF, Ltd.	20,605	102,554
Dr. Reddy's Laboratories, Ltd., ADR	3,708	206,647
Eicher Motors, Ltd.	5,444	175,405
GAIL India, Ltd., GDR	9,954	133,582
Godrej Consumer Products, Ltd. (A)	11,997	117,586
Godrej Properties, Ltd. (A)	4,161	91,195
Grasim Industries, Ltd.	8,313	182,209
Havells India, Ltd.	7,516	113,723
HCL Technologies, Ltd.	37,954	579,671
Hero MotoCorp, Ltd.	4,200	126,204
Hindalco Industries, Ltd.	56,656	424,025
Hindustan Petroleum Corp., Ltd.	20,412	72,306
Hindustan Unilever, Ltd.	27,831	747,804
Housing Development Finance Corp., Ltd.	58,802	1,834,396
ICICI Bank, Ltd.	94,927	905,907
ICICI Bank, Ltd., ADR	41,314	782,487
ICICI Lombard General Insurance Company, Ltd. (B)	8,559	148,876
ICICI Prudential Life Insurance Company, Ltd. (B)	11,948	78,413
Indian Oil Corp., Ltd.	79,550	124,503
Indian Railway Catering & Tourism Corp, Ltd.	7,983	81,104
Indraprastha Gas, Ltd.	10,515	51,435
Indus Towers, Ltd. (A)	29,936	87,306
Info Edge India, Ltd.	3,048	180,189
Infosys, Ltd., ADR	113,913	2,835,295
InterGlobe Aviation, Ltd. (A)(B)	4,138	109,014
ITC, Ltd.	113,026	372,003
JSW Steel, Ltd.	27,061	260,293
Jubilant Foodworks, Ltd.	2,527	87,315
Kotak Mahindra Bank, Ltd.	20,539	471,483
Larsen & Toubro Infotech, Ltd. (B)	1,748	140,932
Larsen & Toubro, Ltd.	23,070	535,071
Lupin, Ltd.	7,740	76,414
Mahindra & Mahindra, Ltd., GDR	28,458	314,105
Marico, Ltd.	21,437	142,197
Maruti Suzuki India, Ltd.	4,543	450,950
Mindtree, Ltd.	2,193	123,676
Motherson Sumi Systems, Ltd.	37,306	68,231
Motherson Sumi Wiring India, Ltd. (A)	6,787	5,786
Mphasis, Ltd.	2,804	124,173

99

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
MRF, Ltd.	64	$54,688
Muthoot Finance, Ltd.	4,018	70,522
Nestle India, Ltd.	1,140	260,058
NTPC, Ltd.	183,126	324,772
Oil & Natural Gas Corp., Ltd.	90,136	193,656
Page Industries, Ltd.	194	109,872
Petronet LNG, Ltd.	21,320	54,336
PI Industries, Ltd.	2,778	102,708
Pidilite Industries, Ltd.	6,038	195,712
Piramal Enterprises, Ltd.	4,426	126,855
Power Grid Corp. of India, Ltd.	115,586	329,528
Reliance Capital, Ltd., GDR (A)(B)	4,327	951
Reliance Industries, Ltd.	13,403	463,797
Reliance Industries, Ltd., GDR (B)	42,342	2,904,826
SBI Cards & Payment Services, Ltd.	7,827	87,248
Shree Cement, Ltd.	445	139,772
Shriram Transport Finance Company, Ltd.	8,365	124,122
Siemens, Ltd.	2,378	74,002
SRF, Ltd.	4,927	173,487
State Bank of India, GDR	5,914	376,344
Sun Pharmaceutical Industries, Ltd.	29,344	352,899
Tata Consultancy Services, Ltd.	31,616	1,554,986
Tata Consumer Products, Ltd.	22,130	226,077
Tata Motors, Ltd. (A)	19,116	108,103
Tata Motors, Ltd., ADR (A)(C)	7,109	198,697
Tata Steel, Ltd., GDR	23,852	398,888
Tech Mahindra, Ltd.	22,395	440,783
The Tata Power Company, Ltd.	47,830	149,339
Titan Company, Ltd.	13,247	441,572
Torrent Pharmaceuticals, Ltd.	1,767	64,582
Trent, Ltd.	6,052	101,646
UltraTech Cement, Ltd.	2,767	239,767
UltraTech Cement, Ltd., GDR	1,026	89,396
United Spirits, Ltd. (A)	10,125	117,866
UPL, Ltd.	19,605	197,733
Wipro, Ltd., ADR	51,326	395,723
Yes Bank, Ltd. (A)	334,558	53,811
Zomato, Ltd. (A)	52,192	56,184
		32,333,325
Indonesia - 0.5%
Adaro Energy Indonesia Tbk PT	315,000	58,792
Astra International Tbk PT	679,000	310,495
Bank Central Asia Tbk PT	1,804,500	1,003,041
Bank Jago Tbk PT (A)	143,300	146,024
Bank Mandiri Persero Tbk PT	715,674	392,521
Bank Negara Indonesia Persero Tbk PT	276,500	157,976
Bank Rakyat Indonesia Persero Tbk PT	2,374,148	766,814
Barito Pacific Tbk PT	1,273,500	80,060
Charoen Pokphand Indonesia Tbk PT	276,000	108,439
Gudang Garam Tbk PT	26,000	57,152
Indah Kiat Pulp & Paper Tbk PT	97,300	53,427
Indocement Tunggal Prakarsa Tbk PT	53,500	39,997
Indofood CBP Sukses Makmur Tbk PT	114,400	58,454
Indofood Sukses Makmur Tbk PT	147,500	61,044
Kalbe Farma Tbk PT	855,000	95,850
Merdeka Copper Gold Tbk PT (A)	486,300	152,773
Sarana Menara Nusantara Tbk PT	1,016,100	75,615
Semen Indonesia Persero Tbk PT	111,000	51,226
Telkom Indonesia Persero Tbk PT	1,600,100	509,074
Telkom Indonesia Persero Tbk PT, ADR	358	11,438
Tower Bersama Infrastructure Tbk PT	379,100	75,590
Unilever Indonesia Tbk PT	332,500	84,559
United Tractors Tbk PT	55,279	98,121
		4,448,482
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland - 0.6%
AerCap Holdings NV (A)	4,600	$231,288
CRH PLC	27,337	1,090,346
DCC PLC	3,819	295,720
Experian PLC	31,438	1,211,165
Flutter Entertainment PLC (A)	505	58,199
Flutter Entertainment PLC (London Stock Exchange) (A)	5,220	604,319
James Hardie Industries PLC, CHESS Depositary Interest	15,679	470,341
Kerry Group PLC, Class A	5,738	640,786
Kingspan Group PLC	5,492	531,058
Smurfit Kappa Group PLC	8,017	356,378
		5,489,600
Israel - 0.5%
Azrieli Group, Ltd.	1,424	125,106
Bank Hapoalim BM	40,928	405,213
Bank Leumi Le-Israel BM	54,437	586,434
Check Point Software Technologies, Ltd. (A)	4,016	555,252
CyberArk Software, Ltd. (A)	1,300	219,375
Elbit Systems, Ltd.	787	172,118
Fiverr International, Ltd. (A)	1,000	76,070
ICL Group, Ltd.	27,153	322,784
Inmode, Ltd. (A)	1,700	62,747
Israel Discount Bank, Ltd., Class A	41,515	258,189
Kornit Digital, Ltd. (A)	1,500	124,035
Mizrahi Tefahot Bank, Ltd.	5,543	216,466
Nice, Ltd. (A)	2,200	481,197
Teva Pharmaceutical Industries, Ltd. (A)	33,126	309,207
Teva Pharmaceutical Industries, Ltd., ADR (A)	5,800	54,462
Wix.com, Ltd. (A)	1,900	198,474
		4,167,129
Italy - 1.3%
Amplifon SpA	4,902	218,164
Assicurazioni Generali SpA (C)	40,288	921,478
Atlantia SpA (A)	19,839	412,506
Davide Campari-Milano NV	19,587	227,192
DiaSorin SpA	1,028	160,568
Enel SpA	291,529	1,946,478
Eni SpA	90,999	1,327,066
Ferrari NV	4,565	994,535
FinecoBank Banca Fineco SpA	22,882	347,124
Infrastrutture Wireless Italiane SpA (B)	13,854	155,086
Intesa Sanpaolo SpA	593,427	1,358,223
Mediobanca Banca di Credito Finanziario SpA	23,836	240,876
Moncler SpA	7,601	421,720
Nexi SpA (A)(B)	17,962	207,278
Poste Italiane SpA (B)	21,903	248,395
Prysmian SpA	9,656	327,690
Recordati Industria Chimica e Farmaceutica SpA	4,564	228,837
Snam SpA	75,312	434,293
Telecom Italia SpA	387,741	142,351
Terna - Rete Elettrica Nazionale	52,599	451,685
UniCredit SpA	76,982	830,467
		11,602,012
Japan - 13.8%
Advantest Corp.	7,300	569,939
Aeon Company, Ltd.	24,100	513,872
AGC, Inc.	7,300	291,674
Aisin Corp.	4,600	157,217
Ajinomoto Company, Inc.	16,300	462,639

100

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
ANA Holdings, Inc. (A)(C)	6,700	$140,052
Asahi Group Holdings, Ltd.	16,700	608,222
Asahi Intecc Company, Ltd.	8,900	173,627
Asahi Kasei Corp.	46,700	403,933
Astellas Pharma, Inc.	63,300	989,056
Azbil Corp.	4,200	139,397
Bandai Namco Holdings, Inc.	7,399	561,062
Benefit One, Inc.	2,700	56,666
Bridgestone Corp.	19,300	749,145
Brother Industries, Ltd.	8,700	158,213
Canon, Inc.	33,800	823,841
Capcom Company, Ltd.	6,000	145,466
Central Japan Railway Company	5,300	691,085
Chubu Electric Power Company, Inc.	22,000	227,696
Chugai Pharmaceutical Company, Ltd.	22,700	757,463
Concordia Financial Group, Ltd.	39,100	145,517
Cosmos Pharmaceutical Corp.	800	96,959
CyberAgent, Inc.	14,400	178,194
Dai Nippon Printing Company, Ltd.	8,400	196,939
Daifuku Company, Ltd.	3,500	249,730
Dai-ichi Life Holdings, Inc.	34,000	690,907
Daiichi Sankyo Company, Ltd.	59,700	1,303,669
Daikin Industries, Ltd.	8,500	1,543,634
Daito Trust Construction Company, Ltd.	2,300	244,132
Daiwa House Industry Company, Ltd.	20,800	542,229
Daiwa House REIT Investment Corp.	78	210,289
Daiwa Securities Group, Inc.	54,400	307,725
Denso Corp.	14,700	937,862
Dentsu Group, Inc.	7,500	306,498
Disco Corp.	1,000	279,637
East Japan Railway Company	11,100	642,441
Eisai Company, Ltd.	8,800	407,692
ENEOS Holdings, Inc.	109,211	408,310
FANUC Corp.	6,500	1,140,815
Fast Retailing Company, Ltd.	2,000	1,025,314
Fuji Electric Company, Ltd.	4,600	229,268
FUJIFILM Holdings Corp.	12,200	744,687
Fujitsu, Ltd.	6,700	1,003,832
GLP J-REIT	165	250,718
GMO Payment Gateway, Inc.	1,500	152,814
Hakuhodo DY Holdings, Inc.	9,300	116,743
Hamamatsu Photonics KK	4,800	254,941
Hankyu Hanshin Holdings, Inc.	8,400	242,775
Hikari Tsushin, Inc.	800	90,949
Hino Motors, Ltd.	10,000	58,458
Hirose Electric Company, Ltd.	1,223	177,279
Hitachi Construction Machinery Company, Ltd.	4,100	106,234
Hitachi Metals, Ltd. (A)	7,400	123,804
Hitachi, Ltd.	33,100	1,656,463
Honda Motor Company, Ltd.	55,800	1,581,698
Hoshizaki Corp.	1,900	130,340
Hoya Corp.	12,700	1,447,265
Hulic Company, Ltd.	15,600	139,954
Ibiden Company, Ltd.	3,600	175,507
Idemitsu Kosan Company, Ltd.	7,206	198,637
Iida Group Holdings Company, Ltd.	5,000	86,205
Inpex Corp.	36,700	431,494
Isuzu Motors, Ltd.	22,400	289,364
Ito En, Ltd.	1,900	93,264
ITOCHU Corp.	40,600	1,373,334
Itochu Techno-Solutions Corp.	3,400	86,851
Japan Airlines Company, Ltd. (A)	6,200	115,589
Japan Exchange Group, Inc.	18,100	336,079
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Metropolitan Fund Investment Corp.	259	$218,545
Japan Post Bank Company, Ltd. (C)	14,000	112,431
Japan Post Holdings Company, Ltd.	89,400	656,576
Japan Post Insurance Company, Ltd.	8,300	144,546
Japan Real Estate Investment Corp.	47	246,168
Japan Tobacco, Inc.	43,600	744,583
JFE Holdings, Inc.	18,300	256,094
JSR Corp.	7,900	232,639
Kajima Corp.	16,500	200,751
Kakaku.com, Inc.	5,000	111,664
Kansai Paint Company, Ltd.	5,900	94,719
Kao Corp.	17,300	706,370
KDDI Corp.	55,200	1,809,823
Keio Corp.	3,700	144,228
Keisei Electric Railway Company, Ltd.	4,800	133,342
Keyence Corp.	6,696	3,104,953
Kikkoman Corp.	5,200	344,429
Kintetsu Group Holdings Company, Ltd.	6,200	177,474
Kirin Holdings Company, Ltd.	30,500	455,568
Kobayashi Pharmaceutical Company, Ltd.	1,800	144,221
Kobe Bussan Company, Ltd.	5,500	169,261
Koei Tecmo Holdings Company, Ltd. (C)	1,950	63,946
Koito Manufacturing Company, Ltd.	3,500	141,643
Komatsu, Ltd.	32,000	768,816
Konami Holdings Corp.	3,700	233,377
Kose Corp.	1,200	125,551
Kubota Corp.	37,500	702,910
Kurita Water Industries, Ltd.	3,500	129,188
Kyocera Corp.	11,700	654,726
Kyowa Kirin Company, Ltd.	9,473	220,379
Lasertec Corp.	2,800	465,819
Lawson, Inc.	1,900	72,732
Lion Corp.	8,000	89,161
Lixil Corp.	9,000	167,542
M3, Inc.	16,200	585,079
Makita Corp.	7,800	249,573
Marubeni Corp.	57,400	666,541
Mazda Motor Corp.	20,300	149,217
McDonald's Holdings Company Japan, Ltd.	2,600	108,123
Medipal Holdings Corp.	6,090	100,206
MEIJI Holdings Company, Ltd.	4,700	254,890
Mercari, Inc. (A)	4,200	108,419
MINEBEA MITSUMI, Inc.	12,500	272,249
MISUMI Group, Inc.	9,800	291,754
Mitsubishi Chemical Holdings Corp.	46,900	311,919
Mitsubishi Corp.	44,800	1,681,198
Mitsubishi Electric Corp.	66,500	762,679
Mitsubishi Estate Company, Ltd.	41,300	614,976
Mitsubishi Gas Chemical Company, Inc.	5,814	98,419
Mitsubishi HC Capital, Inc.	27,500	127,779
Mitsubishi Heavy Industries, Ltd.	11,700	384,066
Mitsubishi UFJ Financial Group, Inc.	419,900	2,595,461
Mitsui & Company, Ltd.	53,300	1,446,841
Mitsui Chemicals, Inc.	6,800	170,949
Mitsui Fudosan Company, Ltd.	33,600	719,118
Mitsui OSK Lines, Ltd.	12,000	333,345
Miura Company, Ltd.	3,100	76,382
Mizuho Financial Group, Inc.	82,110	1,047,344
MonotaRO Company, Ltd.	9,000	193,161
MS&AD Insurance Group Holdings, Inc.	15,500	503,253
Murata Manufacturing Company, Ltd.	19,600	1,291,107
NEC Corp.	8,800	369,694

101

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nexon Company, Ltd.	18,600	$444,981
NGK Insulators, Ltd.	9,000	128,386
Nidec Corp.	15,300	1,208,441
Nihon M&A Center Holdings, Inc.	10,400	145,475
Nintendo Company, Ltd.	3,800	1,918,096
Nippon Building Fund, Inc.	56	317,678
Nippon Express Holdings, Inc.	3,100	212,972
Nippon Paint Holdings Company, Ltd.	32,100	281,239
Nippon Prologis REIT, Inc.	80	233,588
Nippon Sanso Holdings Corp.	6,500	123,588
Nippon Shinyaku Company, Ltd.	1,700	115,583
Nippon Steel Corp.	31,700	559,336
Nippon Telegraph & Telephone Corp.	43,900	1,275,467
Nippon Yusen KK (C)	6,000	524,847
Nissan Chemical Corp.	4,600	269,826
Nissan Motor Company, Ltd. (A)	86,400	383,903
Nisshin Seifun Group, Inc.	7,400	103,240
Nissin Foods Holdings Company, Ltd.	2,200	154,254
Nitori Holdings Company, Ltd.	2,800	352,276
Nitto Denko Corp.	5,400	387,116
Nomura Holdings, Inc.	109,800	461,793
Nomura Real Estate Holdings, Inc.	4,500	107,771
Nomura Real Estate Master Fund, Inc.	151	199,608
Nomura Research Institute, Ltd.	12,546	409,342
NTT Data Corp.	22,500	442,176
Obayashi Corp.	22,500	165,144
Obic Company, Ltd.	2,600	389,420
Odakyu Electric Railway Company, Ltd.	10,900	180,665
Oji Holdings Corp.	30,000	148,836
Olympus Corp.	39,100	741,046
Omron Corp.	6,900	459,185
Ono Pharmaceutical Company, Ltd.	14,000	350,916
Open House Group Company, Ltd.	2,700	119,483
Oracle Corp. Japan	1,500	103,946
Oriental Land Company, Ltd.	6,800	1,301,556
ORIX Corp.	41,400	825,208
Orix JREIT, Inc.	97	131,545
Osaka Gas Company, Ltd.	13,800	236,479
Otsuka Corp.	3,800	134,734
Otsuka Holdings Company, Ltd.	13,600	469,850
Pan Pacific International Holdings Corp.	15,000	240,008
Panasonic Corp.	80,300	779,880
Persol Holdings Company, Ltd.	6,200	138,919
Pola Orbis Holdings, Inc.	3,200	41,667
Rakuten Group, Inc.	29,700	233,523
Recruit Holdings Company, Ltd.	46,600	2,024,632
Renesas Electronics Corp. (A)	46,500	538,794
Resona Holdings, Inc.	78,000	332,229
Ricoh Company, Ltd. (C)	24,000	207,835
Rinnai Corp.	1,200	89,765
Rohm Company, Ltd.	3,000	232,920
Ryohin Keikaku Company, Ltd.	9,000	104,393
Santen Pharmaceutical Company, Ltd.	12,500	124,980
SBI Holdings, Inc.	9,513	240,021
SCSK Corp.	5,400	92,343
Secom Company, Ltd.	7,800	564,267
Seiko Epson Corp. (C)	9,600	144,220
Sekisui Chemical Company, Ltd.	13,400	192,007
Sekisui House, Ltd.	21,400	413,944
Seven & i Holdings Company, Ltd.	25,700	1,225,304
SG Holdings Company, Ltd.	12,400	233,502
Sharp Corp. (C)	7,400	69,075
Shimadzu Corp.	9,000	309,551
Shimano, Inc.	2,600	595,422
Shimizu Corp. (C)	21,600	129,625
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shin-Etsu Chemical Company, Ltd.	12,100	$1,838,393
Shionogi & Company, Ltd.	9,700	596,001
Shiseido Company, Ltd.	14,600	737,424
SMC Corp.	1,900	1,062,089
SoftBank Corp.	97,900	1,141,819
SoftBank Group Corp.	41,300	1,846,509
Sohgo Security Services Company, Ltd.	2,900	94,573
Sompo Holdings, Inc.	11,600	509,709
Sony Group Corp.	43,500	4,475,094
Square Enix Holdings Company, Ltd.	3,400	150,615
Stanley Electric Company, Ltd.	5,300	100,208
Subaru Corp.	23,000	365,309
SUMCO Corp.	12,900	211,108
Sumitomo Chemical Company, Ltd.	56,000	256,414
Sumitomo Corp.	41,300	715,261
Sumitomo Dainippon Pharma Company, Ltd.	5,300	52,289
Sumitomo Electric Industries, Ltd.	26,200	311,447
Sumitomo Metal Mining Company, Ltd.	9,200	466,105
Sumitomo Mitsui Financial Group, Inc.	44,700	1,412,001
Sumitomo Mitsui Trust Holdings, Inc.	12,600	410,062
Sumitomo Realty & Development Company, Ltd.	10,700	296,126
Suntory Beverage & Food, Ltd.	5,000	190,576
Suzuki Motor Corp.	13,600	466,075
Sysmex Corp.	6,200	449,051
T&D Holdings, Inc.	19,900	270,202
Taisei Corp.	6,600	190,536
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	55,706
Takeda Pharmaceutical Company, Ltd.	54,076	1,540,746
TDK Corp.	14,300	515,904
Terumo Corp.	23,500	711,075
The Chiba Bank, Ltd.	21,600	127,002
The Kansai Electric Power Company, Inc.	24,300	228,886
The Shizuoka Bank, Ltd.	17,000	119,315
TIS, Inc.	7,800	182,540
Tobu Railway Company, Ltd.	6,800	165,338
Toho Company, Ltd.	4,067	153,691
Tokio Marine Holdings, Inc.	21,400	1,245,336
Tokyo Century Corp.	1,500	54,991
Tokyo Electric Power Company Holdings, Inc. (A)	50,400	166,370
Tokyo Electron, Ltd.	5,100	2,619,162
Tokyo Gas Company, Ltd.	13,900	254,470
Tokyu Corp.	17,900	232,233
Toppan, Inc.	10,300	181,691
Toray Industries, Inc.	50,800	264,138
Toshiba Corp. (C)	15,000	569,902
Tosoh Corp.	9,300	137,449
TOTO, Ltd.	4,800	192,771
Toyo Suisan Kaisha, Ltd.	3,100	110,925
Toyota Industries Corp.	5,200	358,662
Toyota Motor Corp.	365,900	6,600,106
Toyota Tsusho Corp.	7,900	324,231
Trend Micro, Inc.	4,600	268,631
Tsuruha Holdings, Inc.	1,300	82,548
Unicharm Corp.	14,900	535,296
USS Company, Ltd.	7,770	130,564
Welcia Holdings Company, Ltd.	3,400	83,658
West Japan Railway Company	8,200	339,774
Yakult Honsha Company, Ltd.	4,943	263,679
Yamaha Corp.	4,700	204,244
Yamaha Motor Company, Ltd.	10,100	226,378

102

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yamato Holdings Company, Ltd.	11,000	$205,482
Yaskawa Electric Corp.	8,300	323,492
Yokogawa Electric Corp.	7,886	134,366
Z Holdings Corp.	99,300	429,283
ZOZO, Inc.	4,800	128,185
		125,632,258
Jordan - 0.0%
Hikma Pharmaceuticals PLC	6,907	186,336
Luxembourg - 0.2%
ArcelorMittal SA	24,275	777,632
Aroundtown SA	37,519	214,399
Eurofins Scientific SE	4,949	489,571
Reinet Investments SCA	5,229	116,871
Tenaris SA	18,379	276,074
		1,874,547
Macau - 0.0%
Sands China, Ltd. (A)	92,000	218,866
Malaysia - 0.4%
AMMB Holdings BHD (A)	59,087	52,072
Axiata Group BHD	101,690	91,609
CIMB Group Holdings BHD	195,331	247,438
Dialog Group BHD	166,000	107,928
DiGi.Com BHD	110,800	102,597
Genting BHD	72,900	80,939
Genting Malaysia BHD	105,700	74,594
HAP Seng Consolidated BHD	30,200	53,735
Hartalega Holdings BHD	60,200	69,465
Hong Leong Bank BHD	23,269	111,588
Hong Leong Financial Group BHD	6,104	28,417
IHH Healthcare BHD	108,100	158,899
Inari Amertron BHD	98,100	70,965
IOI Corp. BHD	114,466	111,954
Kuala Lumpur Kepong BHD	17,415	104,395
Malayan Banking BHD	127,999	272,025
Malaysia Airports Holdings BHD (A)	34,427	56,853
Maxis BHD	67,200	62,677
MISC BHD	26,280	45,883
Nestle Malaysia BHD	2,800	88,915
Petronas Chemicals Group BHD	99,800	227,679
Petronas Dagangan BHD	12,200	59,155
Petronas Gas BHD	21,200	83,914
PPB Group BHD	21,240	86,392
Press Metal Aluminium Holdings BHD	120,800	177,833
Public Bank BHD	486,890	540,098
QL Resources BHD	54,400	65,015
RHB Bank BHD	30,283	42,925
Sime Darby BHD	108,224	61,641
Sime Darby Plantation BHD	108,786	128,309
Telekom Malaysia BHD	42,705	49,606
Tenaga Nasional BHD	101,250	216,722
Top Glove Corp. BHD	164,400	75,089
		3,807,326
Mexico - 0.7%
Alfa SAB de CV, Class A	98,000	74,498
America Movil SAB de CV, Series L	1,058,032	1,120,801
Arca Continental SAB de CV	16,000	108,589
Becle SAB de CV	26,600	65,183
Cemex SAB de CV, Series CPO (A)	521,849	278,897
Coca-Cola Femsa SAB de CV	15,212	83,769
Fibra Uno Administracion SA de CV	90,200	105,664
Fomento Economico Mexicano SAB de CV	70,620	586,334
Gruma SAB de CV, Class B (C)	7,685	96,358
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (A)	14,200	$228,906
Grupo Aeroportuario del Sureste SAB de CV, B Shares	8,185	181,802
Grupo Bimbo SAB de CV, Series A	53,084	160,133
Grupo Carso SAB de CV, Series A1 (C)	9,477	35,635
Grupo Financiero Banorte SAB de CV, Series O	93,962	707,762
Grupo Financiero Inbursa SAB de CV, Series O (A)	77,038	161,125
Grupo Mexico SAB de CV, Series B	104,066	621,309
Grupo Televisa SAB, Series CPO	80,326	188,599
Industrias Penoles SAB de CV	4,883	61,621
Kimberly-Clark de Mexico SAB de CV, Class A	43,778	61,738
Megacable Holdings SAB de CV, Series CPO	16,300	49,170
Operadora de Sites Mexicanos SA de CV, Class A1	63,900	81,441
Orbia Advance Corp. SAB de CV	37,631	99,536
Promotora y Operadora de Infraestructura SAB de CV	5,800	46,053
Wal-Mart de Mexico SAB de CV	188,888	774,070
		5,978,993
Netherlands - 3.0%
ABN AMRO Bank NV (B)	16,073	205,251
Adyen NV (A)(B)	713	1,412,243
Aegon NV	77,899	412,955
Akzo Nobel NV	6,858	589,259
Argenx SE (A)	1,553	485,892
ASM International NV	1,723	627,402
ASML Holding NV	14,269	9,534,909
Euronext NV (B)	3,256	295,802
EXOR NV	3,992	303,472
Heineken Holding NV	4,217	330,207
Heineken NV	9,397	898,639
IMCD NV	2,143	365,582
ING Groep NV	140,027	1,462,021
JDE Peet's NV	4,248	121,636
Just Eat Takeaway.com NV (A)(B)	6,815	228,562
Koninklijke Ahold Delhaize NV	37,778	1,215,155
Koninklijke DSM NV	6,317	1,130,078
Koninklijke KPN NV	126,323	438,341
Koninklijke Philips NV (C)	33,201	1,012,427
NN Group NV	9,966	505,067
Prosus NV (A)	33,386	1,800,445
QIAGEN NV (A)	8,350	409,736
Randstad NV (C)	4,552	273,827
Stellantis NV	38,926	630,195
Stellantis NV (Euronext Paris Exchange)	34,423	558,779
Universal Music Group NV	26,557	708,920
Wolters Kluwer NV	9,704	1,034,514
		26,991,316
New Zealand - 0.2%
Auckland International Airport, Ltd. (A)	36,599	198,023
Fisher & Paykel Healthcare Corp., Ltd.	19,921	334,278
Mercury NZ, Ltd.	22,971	94,299
Meridian Energy, Ltd.	44,474	154,950
Ryman Healthcare, Ltd.	12,940	83,755
Spark New Zealand, Ltd.	67,539	213,735
Xero, Ltd. (A)	5,003	379,166
		1,458,206
Norway - 0.5%
Adevinta ASA (A)	8,335	76,092

103

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Aker BP ASA (C)	4,193	$156,394
DNB Bank ASA	30,942	699,566
Equinor ASA	35,722	1,333,740
Gjensidige Forsikring ASA (C)	6,934	171,944
Mowi ASA	14,928	402,099
Norsk Hydro ASA	48,185	468,160
Orkla ASA	29,206	259,481
Schibsted ASA, B Shares	3,512	74,923
Schibsted ASA, Class A	2,550	62,851
Telenor ASA	26,898	385,974
Yara International ASA	6,981	349,110
		4,440,334
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR (A)	8,064	81,204
Credicorp, Ltd.	2,434	418,332
Southern Copper Corp.	2,874	218,137
		717,673
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	85,070	97,845
Ayala Corp.	8,920	141,753
Ayala Land, Inc.	253,800	171,365
Bank of the Philippine Islands	34,118	65,612
BDO Unibank, Inc.	77,140	197,047
Globe Telecom, Inc.	970	47,606
GT Capital Holdings, Inc.	3,464	36,837
International Container Terminal Services, Inc.	33,760	146,251
JG Summit Holdings, Inc.	89,355	105,825
Jollibee Foods Corp.	18,900	82,068
Manila Electric Company	8,090	58,319
Metro Pacific Investments Corp.	509,100	37,269
Metropolitan Bank & Trust Company	65,642	72,135
PLDT, Inc.	3,730	133,125
SM Investments Corp.	8,302	145,690
SM Prime Holdings, Inc.	311,044	226,767
Universal Robina Corp.	30,280	70,671
		1,836,185
Poland - 0.2%
Allegro.eu SA (A)(B)	13,472	112,841
Bank Polska Kasa Opieki SA	5,522	147,603
CD Projekt SA	2,349	96,423
Cyfrowy Polsat SA	6,360	41,873
Dino Polska SA (A)(B)	1,719	138,735
InPost SA (A)	9,667	61,336
KGHM Polska Miedz SA	5,681	230,716
LPP SA	42	113,646
Orange Polska SA (A)	26,179	49,028
PGE Polska Grupa Energetyczna SA (A)	26,654	57,409
Polski Koncern Naftowy ORLEN SA	11,432	205,153
Polskie Gornictwo Naftowe i Gazownictwo SA	62,946	92,535
Powszechna Kasa Oszczednosci Bank Polski SA (A)	32,873	309,749
Powszechny Zaklad Ubezpieczen SA	23,000	184,119
Santander Bank Polska SA	1,219	88,144
		1,929,310
Portugal - 0.1%
EDP - Energias de Portugal SA	91,820	451,930
Galp Energia SGPS SA	18,673	236,078
Jeronimo Martins SGPS SA	7,332	175,895
		863,903
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Romania - 0.0%
NEPI Rockcastle PLC	15,018	$100,025
Russia - 0.1%
Gazprom PJSC, ADR (E)	251,662	116,268
Gazprom PJSC, ADR (London Stock Exchange) (E)	3,680	898
LUKOIL PJSC, ADR (E)	23,756	69,439
MMC Norilsk Nickel PJSC, ADR (E)	39,185	49,687
Mobile TeleSystems PJSC, ADR (E)	20,264	46,810
Novatek PJSC, GDR (E)	3,057	49,163
Rosneft Oil Company PJSC, GDR (E)	30,000	37,800
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (E)	9,131	2,310
Sberbank of Russia PJSC, ADR (E)	40,000	8,720
Sberbank of Russia PJSC, ADR (London Stock Exchange) (E)	34,900	62,932
Severstal PAO, GDR (E)	4,250	174
Surgutneftegas PJSC, ADR (E)	22,274	4,767
Surgutneftegas PJSC, ADR (London Stock Exchange) (E)	23,070	5,998
Tatneft PJSC, ADR (E)	7,986	32,032
VTB Bank PJSC, GDR (E)	50,760	21,319
		508,317
Saudi Arabia - 1.1%
Advanced Petrochemical Company	4,529	84,762
Al Rajhi Bank	43,550	1,858,879
Alinma Bank	34,699	357,824
Almarai Company JSC	8,852	120,440
Arab National Bank	21,244	156,649
Bank AlBilad (A)	13,065	214,742
Bank Al-Jazira	14,284	99,727
Banque Saudi Fransi	19,205	273,775
Bupa Arabia for Cooperative Insurance Company	981	46,728
Dar Al Arkan Real Estate Development Company (A)	18,814	54,521
Emaar Economic City (A)	13,598	42,134
Etihad Etisalat Company	13,413	148,182
Jarir Marketing Company	2,090	109,509
National Industrialization Company (A)	11,652	71,128
Rabigh Refining & Petrochemical Company (A)	7,786	58,151
Riyad Bank	42,488	423,971
SABIC Agri-Nutrients Company	5,901	284,727
Sahara International Petrochemical Company	12,775	181,485
Saudi Arabian Mining Company (A)	15,250	541,436
Saudi Arabian Oil Company (B)	76,487	877,359
Saudi Basic Industries Corp.	26,663	926,720
Saudi Electricity Company	29,505	207,363
Saudi Industrial Investment Group	7,839	72,800
Saudi Kayan Petrochemical Company (A)	26,130	156,191
Saudi Telecom Company	20,888	597,672
The Company for Cooperative Insurance	2,178	41,610
The Saudi British Bank	25,464	268,972
The Saudi National Bank	68,407	1,287,143
The Savola Group	9,302	90,121
Yanbu National Petrochemical Company	7,999	141,988
		9,796,709
Singapore - 0.9%
Ascendas Real Estate Investment Trust	117,802	253,843
BOC Aviation, Ltd. (B)	7,400	58,128
CapitaLand Integrated Commercial Trust	183,231	303,126
CapitaLand Investment, Ltd. (A)	93,902	275,140

104

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
City Developments, Ltd.	16,600	$95,960
DBS Group Holdings, Ltd.	64,154	1,680,977
Genting Singapore, Ltd.	226,200	135,197
Grab Holdings, Ltd., Class A (A)	37,400	130,900
JOYY, Inc., ADR	2,000	73,460
Keppel Corp., Ltd.	55,069	259,664
Mapletree Commercial Trust	89,600	124,661
Mapletree Logistics Trust	124,150	168,710
Oversea-Chinese Banking Corp., Ltd.	120,702	1,094,991
Sea, Ltd., ADR (A)	11,000	1,317,690
Singapore Airlines, Ltd. (A)	57,850	233,146
Singapore Exchange, Ltd.	30,900	226,449
Singapore Technologies Engineering, Ltd.	61,500	186,287
Singapore Telecommunications, Ltd.	294,940	572,700
United Overseas Bank, Ltd.	42,208	987,583
UOL Group, Ltd.	20,239	104,792
Venture Corp., Ltd.	11,100	143,046
Wilmar International, Ltd.	72,000	249,352
		8,675,802
South Africa - 1.1%
Absa Group, Ltd.	25,092	325,352
African Rainbow Minerals, Ltd.	5,157	100,563
Anglo American Platinum, Ltd.	1,548	211,739
AngloGold Ashanti, Ltd. (C)	14,430	342,396
Aspen Pharmacare Holdings, Ltd.	13,036	176,543
Bid Corp., Ltd. (C)	11,078	241,431
Capitec Bank Holdings, Ltd.	2,672	425,544
Clicks Group, Ltd.	8,355	176,871
Discovery, Ltd. (A)	13,271	165,313
Exxaro Resources, Ltd.	8,997	136,033
FirstRand, Ltd.	160,204	845,583
Gold Fields, Ltd. (C)	29,492	456,701
Growthpoint Properties, Ltd.	109,582	110,275
Harmony Gold Mining Company, Ltd.	18,873	94,651
Impala Platinum Holdings, Ltd. (C)	26,847	413,237
Kumba Iron Ore, Ltd.	2,164	96,126
Mr. Price Group, Ltd.	8,969	132,426
MTN Group, Ltd.	59,164	765,531
MultiChoice Group	15,717	141,120
Naspers, Ltd., N Shares	7,259	819,848
Nedbank Group, Ltd. (C)	15,440	245,261
Northam Platinum Holdings, Ltd. (A)	11,870	176,076
Old Mutual, Ltd. (C)	182,601	169,317
Rand Merchant Investment Holdings, Ltd.	25,734	91,988
Remgro, Ltd.	17,781	181,857
Sanlam, Ltd.	59,860	294,693
Sasol, Ltd. (A)	19,396	468,919
Shoprite Holdings, Ltd.	16,492	266,191
Sibanye Stillwater, Ltd. (C)	101,051	406,323
Standard Bank Group, Ltd.	43,543	540,975
The Bidvest Group, Ltd.	9,718	148,367
The SPAR Group, Ltd.	5,706	66,212
Tiger Brands, Ltd.	5,421	60,055
Vodacom Group, Ltd.	19,298	210,874
Woolworths Holdings, Ltd. (C)	33,746	132,945
		9,637,336
South Korea - 3.2%
Alteogen, Inc. (A)	591	27,297
Amorepacific Corp.	975	127,812
AMOREPACIFIC Group	770	27,721
BGF retail Company, Ltd.	90	12,927
Celltrion Healthcare Company, Ltd.	3,174	169,085
Celltrion Pharm, Inc. (A)	570	45,729
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Celltrion, Inc.	3,173	$446,720
Cheil Worldwide, Inc.	1,346	26,038
CJ CheilJedang Corp.	210	63,662
CJ Corp.	456	31,542
CJ ENM Company, Ltd.	178	19,161
CJ Logistics Corp. (A)	312	33,150
Coway Company, Ltd.	2,324	130,995
DB Insurance Company, Ltd.	1,122	64,607
Doosan Bobcat, Inc.	1,103	35,054
Doosan Heavy Industries & Construction Company, Ltd. (A)	10,736	178,702
Ecopro BM Company, Ltd.	437	141,224
E-MART, Inc.	496	57,284
F&F Company, Ltd.	115	70,142
Green Cross Corp.	274	45,463
GS Engineering & Construction Corp.	1,468	55,747
GS Holdings Corp.	1,749	63,166
Hana Financial Group, Inc.	11,216	446,096
Hankook Tire & Technology Company, Ltd.	1,937	53,480
Hanmi Pharm Company, Ltd.	147	33,116
Hanon Systems	4,656	45,054
Hanwha Solutions Corp. (A)	3,439	101,345
HLB, Inc. (A)	2,702	67,803
HMM Company, Ltd.	8,540	203,436
Hotel Shilla Company, Ltd.	1,060	70,512
HYBE Company, Ltd. (A)	560	141,525
Hyundai Engineering & Construction Company, Ltd.	2,649	103,706
Hyundai Glovis Company, Ltd.	539	84,990
Hyundai Heavy Industries Holdings Company, Ltd.	1,555	68,599
Hyundai Mobis Company, Ltd.	2,223	391,805
Hyundai Motor Company	4,857	716,607
Hyundai Steel Company	2,875	97,638
Iljin Materials Company, Ltd.	767	60,447
Industrial Bank of Korea	5,941	52,794
Kakao Corp.	10,511	913,601
Kakao Games Corp. (A)	994	63,372
KakaoBank Corp. (A)	3,982	168,181
Kangwon Land, Inc. (A)	3,612	82,383
KB Financial Group, Inc.	12,892	646,069
KB Financial Group, Inc., ADR	430	20,997
Kia Corp.	8,833	534,999
Korea Aerospace Industries, Ltd.	1,710	59,332
Korea Electric Power Corp.	6,370	118,680
Korea Electric Power Corp., ADR	4,277	39,819
Korea Investment Holdings Company, Ltd.	1,170	75,165
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,127	81,979
Korea Zinc Company, Ltd.	350	168,473
Korean Air Lines Company, Ltd. (A)	6,728	166,337
Krafton, Inc. (A)	733	165,136
KT&G Corp.	4,465	297,057
Kumho Petrochemical Company, Ltd.	614	77,816
L&F Company, Ltd.	748	137,649
LG Chem, Ltd.	1,553	678,609
LG Corp.	2,922	183,496
LG Display Company, Ltd.	5,471	92,225
LG Display Company, Ltd., ADR (A)(C)	2,417	19,964
LG Electronics, Inc.	3,973	390,798
LG Household & Health Care, Ltd.	358	252,537
LG Innotek Company, Ltd.	575	181,551
LG Uplus Corp.	9,062	104,254

105

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Lotte Chemical Corp.	562	$96,456
Lotte Shopping Company, Ltd.	366	28,742
Meritz Securities Company, Ltd.	14,974	80,481
Mirae Asset Securities Company, Ltd.	7,084	49,729
NAVER Corp.	4,194	1,165,634
NCSoft Corp.	550	210,928
Netmarble Corp. (B)	515	47,063
NH Investment & Securities Company, Ltd.	3,944	36,879
Orion Corp.	569	41,432
Pan Ocean Company, Ltd.	9,148	52,408
Pearl Abyss Corp. (A)	1,020	82,934
POSCO Chemical Company, Ltd.	883	86,811
POSCO Holdings, Inc.	2,484	595,846
S-1 Corp.	252	14,783
Samsung Biologics Company, Ltd. (A)(B)	550	373,712
Samsung C&T Corp.	2,732	255,088
Samsung Electro-Mechanics Company, Ltd.	1,863	250,844
Samsung Electronics Company, Ltd.	164,898	9,435,956
Samsung Engineering Company, Ltd. (A)	6,723	144,296
Samsung Fire & Marine Insurance Company, Ltd.	1,218	219,343
Samsung Heavy Industries Company, Ltd. (A)	20,659	96,196
Samsung Life Insurance Company, Ltd.	2,349	127,207
Samsung SDI Company, Ltd.	1,864	907,190
Samsung SDS Company, Ltd.	1,018	115,493
Samsung Securities Company, Ltd.	1,475	50,652
SD Biosensor, Inc.	1,695	77,744
Seegene, Inc.	947	39,684
Shinhan Financial Group Company, Ltd.	14,320	486,432
Shinhan Financial Group Company, Ltd., ADR	350	11,701
SK Biopharmaceuticals Company, Ltd. (A)	528	38,889
SK Bioscience Company, Ltd. (A)	763	97,882
SK Chemicals Company, Ltd.	385	42,834
SK Hynix, Inc.	18,713	1,800,176
SK IE Technology Company, Ltd. (A)(B)	601	61,920
SK Innovation Company, Ltd. (A)	1,818	318,926
SK Square Company, Ltd. (A)	195	9,070
SK Telecom Company, Ltd.	506	23,660
SK, Inc.	1,605	318,060
SKC Company, Ltd.	859	108,009
S-Oil Corp.	1,876	148,850
Woori Financial Group, Inc.	16,990	212,948
Yuhan Corp.	1,295	62,130
		28,757,678
Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	11,389	307,043
Aena SME SA (A)(B)	2,789	464,930
Amadeus IT Group SA (A)	16,293	1,059,346
Banco Bilbao Vizcaya Argentaria SA	239,997	1,370,374
Banco Santander SA	600,723	2,042,427
Banco Santander SA (Mexican Stock Exchange)	22,856	75,382
CaixaBank SA (C)	163,763	555,468
Cellnex Telecom SA (A)(B)	18,545	892,472
EDP Renovaveis SA	9,513	244,588
Enagas SA	9,787	217,334
Endesa SA	12,378	269,887
Ferrovial SA	17,974	478,019
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Grifols SA	11,763	$213,507
Iberdrola SA	208,668	2,280,749
Industria de Diseno Textil SA	39,419	859,535
Naturgy Energy Group SA (C)	7,540	225,896
Red Electrica Corp. SA	16,401	336,731
Repsol SA	53,970	706,968
Siemens Gamesa Renewable Energy SA (A)	9,848	172,727
Telefonica SA	196,462	952,111
		13,725,494
Sweden - 2.2%
Alfa Laval AB	11,168	384,151
Assa Abloy AB, B Shares	36,354	977,180
Atlas Copco AB, A Shares	24,198	1,256,021
Atlas Copco AB, B Shares	14,258	646,594
Boliden AB	9,749	491,790
Electrolux AB, Series B (C)	9,015	136,420
Embracer Group AB (A)(C)	21,941	183,145
Epiroc AB, A Shares	24,359	521,011
Epiroc AB, B Shares	14,979	270,437
EQT AB	11,030	430,151
Essity AB, B Shares (C)	22,335	527,084
Evolution AB (B)	6,281	638,993
Fastighets AB Balder, B Shares (A)	4,043	266,192
Getinge AB, B Shares	8,639	344,169
Hennes & Mauritz AB, B Shares	28,520	382,956
Hexagon AB, B Shares	71,500	1,001,772
Husqvarna AB, B Shares	16,345	170,507
Industrivarden AB, A Shares	5,394	152,979
Industrivarden AB, C Shares	6,375	177,696
Investment AB Latour, B Shares	5,907	187,530
Investor AB, A Shares (C)	18,613	433,102
Investor AB, B Shares	65,652	1,426,502
Kinnevik AB, B Shares (A)	8,775	228,818
L.E. Lundbergforetagen AB, B Shares	3,102	157,434
Lifco AB, B Shares	9,142	232,075
Lundin Energy AB (C)	7,641	320,724
Nibe Industrier AB, B Shares	52,769	584,921
Sagax AB, B Shares	6,422	194,876
Sandvik AB	40,871	868,216
Securitas AB, B Shares	12,796	144,356
Sinch AB (A)(B)(C)	20,504	139,068
Skandinaviska Enskilda Banken AB, A Shares	57,777	624,619
Skanska AB, B Shares (C)	12,918	289,004
SKF AB, B Shares (C)	14,059	229,246
Svenska Cellulosa AB SCA, B Shares	22,682	440,432
Svenska Handelsbanken AB, A Shares	55,216	507,736
Swedbank AB, A Shares (C)	33,211	496,028
Swedish Match AB	57,080	429,244
Tele2 AB, B Shares	17,728	267,973
Telefonaktiebolaget LM Ericsson, B Shares	105,326	960,104
Telia Company AB (C)	99,603	399,379
Volvo AB, A Shares	8,008	153,388
Volvo AB, B Shares	51,679	964,090
		19,638,113
Switzerland - 6.9%
ABB, Ltd.	58,926	1,911,602
Adecco Group AG	6,058	274,800
Alcon, Inc.	18,013	1,427,097
Bachem Holding AG, Class B	255	140,337
Baloise Holding AG	1,882	336,119
Barry Callebaut AG	136	318,846

106

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG	4	$483,834
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	42	499,881
Cie Financiere Richemont SA, A Shares	18,677	2,367,401
Clariant AG (A)	8,258	143,301
Coca-Cola HBC AG	8,067	168,244
Credit Suisse Group AG	96,288	757,990
EMS-Chemie Holding AG	321	311,949
Geberit AG	1,305	804,476
Givaudan SA	333	1,376,268
Glencore PLC (A)	342,145	2,226,232
Holcim, Ltd. (A)	12,218	594,244
Holcim, Ltd. (Euronext Paris Exchange) (A)(C)	6,750	327,860
Julius Baer Group, Ltd.	8,601	497,951
Kuehne + Nagel International AG	2,065	586,314
Logitech International SA	6,403	475,949
Lonza Group AG	2,675	1,938,316
Nestle SA	97,224	12,640,935
Novartis AG	75,570	6,634,408
Partners Group Holding AG	821	1,016,564
Roche Holding AG	24,253	9,595,987
Roche Holding AG, Bearer Shares	1,186	518,698
Schindler Holding AG	806	171,749
Schindler Holding AG, Participation Certificates	1,582	338,975
SGS SA	220	611,632
Sika AG	5,094	1,685,370
Sonova Holding AG	2,001	835,895
STMicroelectronics NV	24,696	1,073,392
Straumann Holding AG	380	606,741
Swiss Life Holding AG	1,152	738,208
Swiss Prime Site AG	3,037	299,523
Swiss Re AG	10,900	1,037,614
Swisscom AG (C)	989	594,197
Temenos AG	2,556	245,861
The Swatch Group AG	2,395	130,327
The Swatch Group AG, Bearer Shares (C)	1,191	337,677
UBS Group AG	125,946	2,461,150
VAT Group AG (B)	1,010	384,547
Vifor Pharma AG (A)	1,821	324,668
Zurich Insurance Group AG	5,387	2,660,639
		62,913,768
Taiwan - 4.2%
Accton Technology Corp.	17,000	130,713
Acer, Inc.	58,018	60,136
Advantech Company, Ltd.	13,296	170,370
ASE Technology Holding Company, Ltd.	111,338	396,749
Asia Cement Corp.	72,863	123,036
ASMedia Technology, Inc.	1,000	66,812
Asustek Computer, Inc.	23,952	310,745
AU Optronics Corp.	273,827	186,765
Catcher Technology Company, Ltd.	22,184	111,294
Cathay Financial Holding Company, Ltd.	263,839	588,925
Chailease Holding Company, Ltd.	39,005	342,126
Chang Hwa Commercial Bank, Ltd.	114,855	76,547
Cheng Shin Rubber Industry Company, Ltd.	43,680	53,774
China Development Financial Holding Corp.	504,133	334,601
China Steel Corp.	363,388	489,934
Chunghwa Telecom Company, Ltd.	127,148	563,123
Compal Electronics, Inc.	139,764	130,195
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
CTBC Financial Holding Company, Ltd.	586,465	$597,670
Delta Electronics, Inc.	64,866	601,420
E Ink Holdings, Inc.	29,000	184,405
E.Sun Financial Holding Company, Ltd.	341,799	392,148
Eclat Textile Company, Ltd.	6,259	103,616
eMemory Technology, Inc.	2,000	127,092
Evergreen Marine Corp. Taiwan, Ltd.	84,566	393,076
Far Eastern New Century Corp.	64,875	68,557
Far EasTone Telecommunications Company, Ltd.	45,159	115,709
Feng TAY Enterprise Company, Ltd.	14,520	96,557
First Financial Holding Company, Ltd.	346,987	343,135
Formosa Chemicals & Fibre Corp.	117,212	321,709
Formosa Petrochemical Corp.	39,720	130,366
Formosa Plastics Corp.	128,086	473,733
Foxconn Technology Company, Ltd.	15,513	33,777
Fubon Financial Holding Company, Ltd.	240,270	637,969
Giant Manufacturing Company, Ltd.	10,000	90,518
Globalwafers Company, Ltd.	7,000	162,925
Hiwin Technologies Corp.	8,552	70,981
Hon Hai Precision Industry Company, Ltd.	417,368	1,532,504
Hotai Motor Company, Ltd.	9,000	186,578
Hua Nan Financial Holdings Company, Ltd.	286,485	242,337
Innolux Corp.	275,841	159,757
Inventec Corp.	89,899	77,062
Largan Precision Company, Ltd.	3,143	205,456
Lite-On Technology Corp.	70,626	166,873
MediaTek, Inc.	53,340	1,659,969
Mega Financial Holding Company, Ltd.	363,134	542,233
Micro-Star International Company, Ltd.	23,000	103,262
momo.com, Inc.	2,000	65,008
Nan Ya Plastics Corp.	171,992	556,759
Nan Ya Printed Circuit Board Corp.	8,000	143,602
Nanya Technology Corp.	37,000	88,263
Nien Made Enterprise Company, Ltd.	5,000	58,212
Novatek Microelectronics Corp.	19,361	284,679
Oneness Biotech Company, Ltd. (A)	8,000	59,676
Pegatron Corp.	66,989	168,682
Pou Chen Corp.	78,641	86,092
President Chain Store Corp.	19,496	178,818
Quanta Computer, Inc.	90,771	277,982
Realtek Semiconductor Corp.	14,999	222,807
Ruentex Development Company, Ltd.	38,400	105,266
Shin Kong Financial Holding Company, Ltd.	411,790	154,131
SinoPac Financial Holdings Company, Ltd.	338,762	216,656
Synnex Technology International Corp.	24,928	65,069
Taishin Financial Holding Company, Ltd.	341,572	242,987
Taiwan Cement Corp.	167,824	291,088
Taiwan Cooperative Financial Holding Company, Ltd.	296,127	303,933
Taiwan High Speed Rail Corp.	66,000	66,306
Taiwan Mobile Company, Ltd.	55,257	202,204
Taiwan Semiconductor Manufacturing Company, Ltd.	851,227	17,461,663
The Shanghai Commercial & Savings Bank, Ltd.	111,937	195,079
Unimicron Technology Corp.	40,000	340,938
Uni-President Enterprises Corp.	161,487	368,540
United Microelectronics Corp.	388,313	713,108
Vanguard International Semiconductor Corp.	31,000	133,486

107

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Voltronic Power Technology Corp.	2,000	$100,931
Wan Hai Lines, Ltd.	19,800	108,432
Win Semiconductors Corp.	11,000	101,229
Winbond Electronics Corp.	102,000	109,252
Wiwynn Corp.	3,000	105,829
WPG Holdings, Ltd.	47,840	93,200
Ya Hsin Industrial Company, Ltd. (A)(E)	36,000	0
Yageo Corp.	12,584	187,843
Yang Ming Marine Transport Corp. (A)	52,000	222,932
Yuanta Financial Holding Company, Ltd.	324,837	297,595
Zhen Ding Technology Holding, Ltd.	19,000	70,746
		38,406,262
Thailand - 0.5%
Advanced Info Service PCL	48,400	338,186
Airports of Thailand PCL (A)	163,100	323,441
Bangkok Dusit Medical Services PCL, NVDR	387,300	290,447
Bangkok Expressway & Metro PCL, NVDR	354,600	92,497
Berli Jucker PCL, NVDR	21,300	23,034
BTS Group Holdings PCL, NVDR	301,600	83,202
Bumrungrad Hospital PCL, NVDR	15,600	73,193
Central Pattana PCL, NVDR	64,400	113,740
Central Retail Corp. PCL	45,441	54,077
Charoen Pokphand Foods PCL	136,200	98,562
CP ALL PCL	184,600	359,642
CP ALL PCL, NVDR	12,300	23,963
Electricity Generating PCL	7,600	38,743
Electricity Generating PCL, NVDR	1,400	7,137
Energy Absolute PCL	56,900	167,000
Gulf Energy Development PCL, NVDR	79,150	121,400
Home Product Center PCL	204,400	97,318
Indorama Ventures PCL, NVDR	54,900	76,435
Krung Thai Bank PCL	164,375	67,863
Land & Houses PCL, NVDR	393,400	112,229
Minor International PCL, NVDR (A)	131,483	131,666
Muangthai Capital PCL, NVDR	11,300	17,769
PTT Exploration & Production PCL	60,147	259,151
PTT Global Chemical PCL	87,373	132,837
PTT PCL	391,000	450,600
PTT PCL, NVDR	10,500	12,101
Ratch Group PCL, NVDR	12,800	16,928
Thai Oil PCL	46,900	72,577
Thai Union Group PCL	95,900	54,405
The Siam Cement PCL	12,000	137,816
The Siam Cement PCL, NVDR	14,300	164,231
The Siam Commercial Bank PCL	23,348	79,618
True Corp. PCL	448,802	69,311
		4,161,119
Turkey - 0.1%
Akbank TAS	100,286	49,423
Aselsan Elektronik Sanayi Ve Ticaret AS	14,026	23,043
BIM Birlesik Magazalar AS	16,428	94,727
Eregli Demir ve Celik Fabrikalari TAS	49,091	107,619
Ford Otomotiv Sanayi AS	4,572	92,939
KOC Holding AS	25,423	68,704
Turkcell Iletisim Hizmetleri AS	38,572	59,233
Turkiye Garanti Bankasi AS	86,216	71,634
Turkiye Is Bankasi AS, Class C	60,572	36,418
Turkiye Petrol Rafinerileri AS (A)	4,998	72,897
		676,637
United Arab Emirates - 0.0%
NMC Health PLC (A)	4,471	9
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom - 9.1%
3i Group PLC	35,664	$644,888
abrdn PLC	83,799	234,645
Admiral Group PLC	7,357	246,715
Anglo American PLC	44,317	2,302,810
Ashtead Group PLC	16,179	1,018,698
Associated British Foods PLC	13,433	291,806
AstraZeneca PLC	53,425	7,084,831
Auto Trader Group PLC (B)	37,238	307,409
AVEVA Group PLC	4,798	153,251
Aviva PLC	142,429	842,738
BAE Systems PLC	116,849	1,097,379
Barclays PLC	578,927	1,122,233
Barratt Developments PLC	38,692	263,407
BP PLC	692,632	3,395,537
British American Tobacco PLC	74,982	3,149,026
BT Group PLC	324,955	774,791
Bunzl PLC	12,530	485,926
Burberry Group PLC	15,189	331,570
CNH Industrial NV	37,712	593,997
Coca-Cola Europacific Partners PLC	6,887	338,259
Compass Group PLC	60,955	1,311,754
Croda International PLC	5,146	529,376
Diageo PLC	80,364	4,076,418
Entain PLC (A)	21,740	465,692
Ferguson PLC	7,567	1,025,173
GlaxoSmithKline PLC	173,209	3,747,704
Halma PLC	13,950	456,402
Hargreaves Lansdown PLC	13,764	181,420
HSBC Holdings PLC	704,094	4,809,347
Imperial Brands PLC	34,496	726,647
Informa PLC (A)	56,166	440,060
InterContinental Hotels Group PLC	6,814	460,861
Intertek Group PLC	6,021	410,738
J Sainsbury PLC	71,585	236,930
JD Sports Fashion PLC	99,578	191,878
Johnson Matthey PLC	7,531	184,183
Kingfisher PLC	79,556	265,529
Land Securities Group PLC	25,882	265,544
Legal & General Group PLC	217,299	770,408
Lloyds Banking Group PLC	2,429,420	1,479,434
London Stock Exchange Group PLC	11,896	1,240,518
M&G PLC	94,053	270,997
Melrose Industries PLC	165,385	268,277
Mondi PLC	13,861	269,427
Mondi PLC (Johannesburg Stock Exchange)	4,137	82,204
National Grid PLC	123,849	1,903,333
NatWest Group PLC	210,760	595,256
Next PLC	4,895	384,994
Ocado Group PLC (A)	18,400	280,960
Pearson PLC	29,343	287,708
Persimmon PLC	11,973	335,738
Phoenix Group Holdings PLC	27,163	217,626
Prudential PLC	89,370	1,319,390
Reckitt Benckiser Group PLC	24,469	1,866,636
RELX PLC	41,592	1,294,246
RELX PLC (Euronext Amsterdam Exchange)	24,692	768,161
Rentokil Initial PLC (C)	67,951	468,078
Rio Tinto PLC	38,611	3,086,808
Rolls-Royce Holdings PLC (A)	310,208	407,922
Schroders PLC	4,962	208,947
Segro PLC	43,798	769,925
Severn Trent PLC	9,413	379,383
Shell PLC	265,638	7,280,776

108

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Smith & Nephew PLC	32,440	$515,953
Smiths Group PLC	15,498	293,624
Spirax-Sarco Engineering PLC	2,735	447,119
SSE PLC	38,597	881,902
St. James's Place PLC	20,193	380,706
Standard Chartered PLC	96,275	639,073
Taylor Wimpey PLC	139,593	237,715
Tesco PLC	279,682	1,012,531
The Berkeley Group Holdings PLC (A)	4,051	197,593
The British Land Company PLC	35,353	244,779
The Sage Group PLC	34,459	315,736
Unilever PLC	89,402	4,059,089
United Utilities Group PLC	26,873	395,718
Vodafone Group PLC	946,663	1,552,320
Whitbread PLC (A)	7,669	285,544
WPP PLC	42,535	556,701
		82,718,827
United States - 0.1%
Bausch Health Companies, Inc. (A)	11,700	267,290
Brookfield Renewable Corp., Class A	5,150	224,925
Legend Biotech Corp., ADR (A)	2,100	76,314
Parade Technologies, Ltd.	3,000	187,494
		756,023
TOTAL COMMON STOCKS (Cost $653,821,644)		$868,467,314
PREFERRED SECURITIES - 0.9%
Brazil - 0.4%
Alpargatas SA	9,894	54,176
Banco Bradesco SA	174,347	813,684
Braskem SA, A Shares	8,200	76,298
Centrais Eletricas Brasileiras SA, B Shares	5,700	44,896
Cia Energetica de Minas Gerais	36,286	115,922
Gerdau SA	43,600	282,147
Itau Unibanco Holding SA	173,789	1,003,082
Itausa SA	155,109	350,222
Petroleo Brasileiro SA	165,151	1,160,311
		3,900,738
Germany - 0.3%
Bayerische Motoren Werke AG	2,090	161,888
Fuchs Petrolub SE	2,735	99,230
Henkel AG & Company KGaA	6,583	440,614
Porsche Automobil Holding SE	5,695	547,828
Sartorius AG	969	427,665
Volkswagen AG	6,332	1,088,168
		2,765,393
South Korea - 0.2%
Hyundai Motor Company	705	49,869
Hyundai Motor Company, 2nd Preferred	1,197	85,069
LG Chem, Ltd.	162	36,337
LG Household & Health Care, Ltd.	48	20,014
Samsung Electronics Company, Ltd.	28,139	1,458,035
		1,649,324
TOTAL PREFERRED SECURITIES (Cost $7,366,035)		$8,315,455
RIGHTS - 0.0%
Electricite de France SA (Expiration Date: 4-4-22; Strike Price: EUR 6.35) (A)(C)	14,490	5,386
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
RIGHTS (continued)
Samsung Biologics Company, Ltd. (Expiration Date: 4-11-22; Strike Price: KRW 639,000.00) (A)	36	$5,584
TOTAL RIGHTS (Cost $0)		$10,970
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	60,320	943
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (A)	30,160	498
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (A)	15,080	221
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (A)	3,972	396
TOTAL WARRANTS (Cost $0)		$2,058
SHORT-TERM INVESTMENTS - 4.2%
Short-term funds - 4.2%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.1157% (F)	18,587,388	18,587,388
John Hancock Collateral Trust, 0.3592% (F)(G)	1,991,790	19,915,508
TOTAL SHORT-TERM INVESTMENTS (Cost $38,501,521)		$38,502,896
Total Investments (International Equity Index Trust) (Cost $699,689,200) - 100.6%		$915,298,693
Other assets and liabilities, net - (0.6%)		(5,293,718)
TOTAL NET ASSETS - 100.0%		$910,004,975
Currency Abbreviations
EUR	Euro
KRW	Korean Won
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $20,293,413. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $2,344,386 in the form of U.S. Treasuries was pledged to the fund.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 3-31-22.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

109

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	88	Long	Jun 2022	$8,947,895	$9,436,240	$488,345
Mini MSCI Emerging Markets Index Futures	401	Long	Jun 2022	21,517,971	22,552,240	1,034,269
						$1,522,614

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.6%
Australia - 7.1%
A2B Australia, Ltd. (A)	9,047	$9,586
Accent Group, Ltd.	24,907	31,622
Adairs, Ltd. (B)	6,590	14,713
Adbri, Ltd.	19,036	42,709
Ainsworth Game Technology, Ltd. (A)	10,192	8,733
Alcidion Group, Ltd. (A)	43,339	6,250
Alkane Resources, Ltd. (A)	25,036	21,487
Alliance Aviation Services, Ltd. (A)(B)	3,238	9,103
AMA Group, Ltd. (A)(B)	33,686	8,880
AMP, Ltd. (A)	163,895	117,565
Ansell, Ltd.	1,752	33,596
Appen, Ltd.	3,751	19,184
Arafura Resources, Ltd. (A)	145,698	39,517
ARB Corp., Ltd.	3,816	117,443
Archer Materials, Ltd. (A)(B)	10,038	7,211
Ardent Leisure Group, Ltd. (A)	39,016	38,804
AUB Group, Ltd.	4,241	71,981
Audinate Group, Ltd. (A)	1,532	7,586
Aurelia Metals, Ltd. (A)	85,331	31,364
Aussie Broadband, Ltd. (A)	2,927	11,602
Austal, Ltd.	23,155	32,692
Australian Agricultural Company, Ltd. (A)	28,065	34,236
Australian Finance Group, Ltd.	15,010	23,919
Australian Pharmaceutical Industries, Ltd.	26,584	30,436
Australian Strategic Materials, Ltd. (A)	2,300	12,949
Auswide Bank, Ltd.	667	3,580
Baby Bunting Group, Ltd.	5,551	21,359
Bapcor, Ltd.	15,610	74,407
Base Resources, Ltd.	32,069	8,397
Beach Energy, Ltd.	86,667	101,135
Bega Cheese, Ltd.	15,122	54,094
Bell Financial Group, Ltd.	10,635	10,260
Bellevue Gold, Ltd. (A)	51,351	36,909
Betmakers Technology Group, Ltd. (A)	14,102	6,615
Bigtincan Holdings, Ltd. (A)(B)	27,175	17,474
Blackmores, Ltd.	587	32,956
Boral, Ltd.	15,023	38,744
Bravura Solutions, Ltd.	17,804	23,590
Breville Group, Ltd. (B)	4,635	93,865
Brickworks, Ltd.	3,876	70,408
BWX, Ltd.	8,729	14,592
Calix, Ltd. (A)	4,787	26,455
Capitol Health, Ltd.	41,735	10,742
Capricorn Metals, Ltd. (A)	13,300	40,769
Cardno, Ltd.	1,508	1,888
Carnarvon Energy, Ltd. (A)	45,055	10,603
Carnarvon Energy, Ltd., Additional Offering (A)	6,758	1,590
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Cash Converters International, Ltd.	14,501	$2,705
Cedar Woods Properties, Ltd.	2,694	9,376
Chalice Mining, Ltd. (A)	8,113	42,709
Challenger, Ltd.	13,830	69,291
Champion Iron, Ltd.	13,921	81,289
City Chic Collective, Ltd. (A)(B)	9,410	23,735
Clinuvel Pharmaceuticals, Ltd.	2,335	31,976
Clover Corp., Ltd. (B)	8,155	8,382
Codan, Ltd.	5,320	28,825
Collins Foods, Ltd.	5,764	45,185
Cooper Energy, Ltd. (A)	98,256	21,348
Corporate Travel Management, Ltd. (A)	4,865	85,661
Costa Group Holdings, Ltd.	25,640	60,766
Credit Corp. Group, Ltd.	3,047	68,593
CSR, Ltd.	25,551	116,801
Data#3, Ltd.	9,073	39,888
De Grey Mining, Ltd. (A)	57,286	49,831
Decmil Group, Ltd. (A)	1,519	238
Deterra Royalties, Ltd.	16,722	60,210
Dicker Data, Ltd.	2,793	30,367
Domain Holdings Australia, Ltd.	10,969	32,518
Downer EDI, Ltd.	30,558	122,600
Eagers Automotive, Ltd. (B)	7,533	79,452
Eclipx Group, Ltd. (A)	16,681	31,265
Elders, Ltd.	8,609	85,438
Emeco Holdings, Ltd. (B)	22,924	14,881
Emerald Resources NL (A)	28,411	24,398
EML Payments, Ltd. (A)	16,327	36,079
Enero Group, Ltd.	3,952	11,466
EQT Holdings, Ltd.	753	15,453
Estia Health, Ltd.	11,708	20,264
EVENT Hospitality and Entertainment, Ltd. (A)	4,397	47,544
Finbar Group, Ltd.	8,370	4,970
Fleetwood, Ltd.	8,058	10,813
Flight Centre Travel Group, Ltd. (A)(B)	6,278	91,845
Frontier Digital Ventures, Ltd. (A)	10,734	10,519
G8 Education, Ltd.	51,376	43,967
Galan Lithium, Ltd. (A)	13,760	20,216
Genworth Mortgage Insurance Australia, Ltd.	18,245	39,187
Gold Road Resources, Ltd.	44,022	53,745
GrainCorp, Ltd., Class A	13,614	86,156
Grange Resources, Ltd.	21,083	17,491
GUD Holdings, Ltd.	7,010	60,674
GWA Group, Ltd.	12,453	23,086
Hansen Technologies, Ltd.	11,735	50,377
Healius, Ltd.	23,643	77,103
HT&E, Ltd. (B)	20,357	29,159
HUB24, Ltd.	3,277	66,210
Humm Group, Ltd. (B)	26,650	16,993

110

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Iluka Resources, Ltd.	14,764	$124,184
Imdex, Ltd.	20,483	41,481
Imugene, Ltd. (A)	44,834	8,215
Infomedia, Ltd.	17,584	17,855
Inghams Group, Ltd.	20,588	47,061
Insignia Financial, Ltd.	30,144	82,832
Integral Diagnostics, Ltd.	6,781	19,926
Integral Diagnostics, Ltd. (A)	875	2,571
Integrated Research, Ltd. (A)	3,367	1,829
InvoCare, Ltd.	8,212	73,340
Ioneer, Ltd. (A)	61,614	31,504
IPH, Ltd.	9,953	58,943
IRESS, Ltd.	8,152	72,462
IVE Group, Ltd.	11,452	18,218
Johns Lyng Group, Ltd.	7,811	50,563
Jumbo Interactive, Ltd.	2,253	31,347
Jupiter Mines, Ltd.	116,266	22,646
Karoon Energy, Ltd. (A)	25,702	41,276
Kelsian Group, Ltd.	2,432	12,767
Kogan.com, Ltd. (A)(B)	1,950	8,238
Lifestyle Communities, Ltd.	3,310	41,862
Link Administration Holdings, Ltd.	18,547	71,423
Lovisa Holdings, Ltd.	3,846	53,407
MA Financial Group, Ltd.	4,146	24,850
MACA, Ltd.	23,711	15,588
Macmahon Holdings, Ltd.	112,440	16,343
Macquarie Telecom Group, Ltd. (A)	223	11,325
Mayne Pharma Group, Ltd. (A)	99,135	18,502
McMillan Shakespeare, Ltd.	3,346	29,967
McPherson's, Ltd.	9,168	6,444
Medusa Mining, Ltd.	8,127	5,321
Megaport, Ltd. (A)(B)	7,352	75,316
Mesoblast, Ltd. (A)(B)	11,677	9,873
Metals X, Ltd. (A)(B)	48,765	25,156
Metcash, Ltd.	41,857	141,703
Mincor Resources NL (A)	14,651	23,756
Monadelphous Group, Ltd. (B)	3,790	30,984
Monash IVF Group, Ltd.	21,798	19,349
Money3 Corp., Ltd.	8,682	19,882
Mount Gibson Iron, Ltd.	19,096	8,856
Myer Holdings, Ltd.	63,302	25,316
MyState, Ltd.	5,518	20,588
Nanosonics, Ltd. (A)	8,226	24,224
Navigator Global Investments, Ltd. (B)	10,160	12,407
Nearmap, Ltd. (A)(B)	18,333	20,091
Netwealth Group, Ltd.	3,669	40,743
New Energy Solar, Ltd.	2,820	1,783
New Hope Corp., Ltd. (B)	24,235	61,617
Newcrest Mining, Ltd. (Toronto Stock Exchange)	2,787	56,112
nib holdings, Ltd.	21,443	101,789
Nick Scali, Ltd.	5,272	44,490
Nickel Mines, Ltd.	31,968	30,282
Noumi, Ltd. (A)	6,482	967
Novonix, Ltd. (A)(B)	10,082	46,153
NRW Holdings, Ltd.	25,786	41,312
Nufarm, Ltd.	12,991	61,206
OceanaGold Corp. (A)(B)	38,000	84,198
OFX Group, Ltd. (A)	14,134	25,584
Omni Bridgeway, Ltd. (A)(B)	15,737	44,361
oOh!media, Ltd.	31,712	38,268
Orora, Ltd.	40,091	108,189
OZ Minerals, Ltd.	2,873	57,296
Pacific Current Group, Ltd.	1,717	9,760
Pact Group Holdings, Ltd.	11,275	19,507
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Paladin Energy, Ltd. (A)	107,844	$62,304
Panoramic Resources, Ltd. (A)	68,650	15,383
Pantoro, Ltd. (A)	43,321	9,093
Pantoro, Ltd., Additional Offering (A)	4,769	1,001
Peet, Ltd.	13,800	12,032
Pendal Group, Ltd.	12,114	41,776
PeopleIN, Ltd.	4,753	14,323
Perenti Global, Ltd.	35,432	19,796
Perpetual, Ltd.	2,914	75,237
Perseus Mining, Ltd.	68,083	100,010
Pinnacle Investment Management Group, Ltd.	3,794	29,645
Platinum Asset Management, Ltd.	14,631	24,014
Poseidon Nickel, Ltd. (A)	71,048	4,819
Praemium, Ltd. (A)	28,131	14,416
Premier Investments, Ltd.	4,691	95,946
PSC Insurance Group, Ltd.	5,616	19,030
PWR Holdings, Ltd.	1,520	10,707
Ramelius Resources, Ltd.	37,591	40,674
Red 5, Ltd. (A)	106,879	29,951
Redbubble, Ltd. (A)	13,929	15,932
Regis Healthcare, Ltd.	9,267	14,933
Regis Resources, Ltd.	35,749	56,632
Resolute Mining, Ltd. (A)(B)	43,558	10,828
Ridley Corp., Ltd.	19,540	24,679
RPMGlobal Holdings, Ltd. (A)	6,670	9,103
Sandfire Resources, Ltd.	19,142	81,262
Select Harvests, Ltd.	7,048	28,148
Senex Energy, Ltd.	11,103	38,219
Servcorp, Ltd.	3,171	8,756
Service Stream, Ltd. (A)	27,275	21,219
Seven West Media, Ltd. (A)	85,038	43,140
SG Fleet Group, Ltd.	8,938	15,898
Sigma Healthcare, Ltd.	86,903	33,495
Silver Lake Resources, Ltd. (A)	48,508	78,432
SmartGroup Corp., Ltd.	4,591	29,268
SolGold PLC (A)	27,809	13,165
Southern Cross Media Group, Ltd.	17,291	22,150
SpeedCast International, Ltd. (A)(B)(C)	17,245	0
SRG Global, Ltd.	31,157	15,019
St. Barbara, Ltd.	33,249	35,048
Super Retail Group, Ltd.	7,649	58,758
Superloop, Ltd. (A)	22,967	16,144
Symbio Holdings, Ltd.	2,522	10,344
Syrah Resources, Ltd. (A)	49,135	59,352
Tassal Group, Ltd.	8,526	22,922
Technology One, Ltd.	15,075	127,863
Temple & Webster Group, Ltd. (A)	1,418	7,048
The Reject Shop, Ltd. (A)	2,561	10,876
The Star Entertainment Group, Ltd. (A)	42,180	102,072
Tyro Payments, Ltd. (A)	10,423	13,498
United Malt Grp, Ltd.	15,585	44,011
Uniti Group, Ltd. (A)	27,070	94,813
Virtus Health, Ltd.	8,580	51,621
Viva Energy Group, Ltd. (D)	34,817	60,934
Webjet, Ltd. (A)	16,369	67,949
West African Resources, Ltd. (A)	42,178	39,535
Western Areas, Ltd. (A)	21,598	58,620
Westgold Resources, Ltd.	18,696	27,089
Whitehaven Coal, Ltd.	44,790	139,086
Zip Company, Ltd. (A)(B)	16,135	17,469
Zip Company, Ltd., Additional Offering (A)	2,150	2,328
		8,225,868

111

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria - 1.5%
Addiko Bank AG	668	$8,770
Agrana Beteiligungs AG	724	13,120
ams AG (A)	11,874	181,755
ANDRITZ AG	3,025	139,707
AT&S Austria Technologie & Systemtechnik AG	1,801	99,945
BAWAG Group AG (A)(D)	3,369	169,998
DO & Company AG (A)	278	23,376
EVN AG	2,014	51,919
FACC AG (A)	1,116	9,845
Flughafen Wien AG (A)	265	7,631
Kapsch TrafficCom AG (A)(B)	191	3,011
Lenzing AG (B)	693	70,678
Mayr Melnhof Karton AG	378	67,389
Oesterreichische Post AG (B)	1,378	48,965
Palfinger AG	876	21,885
POLYTEC Holding AG (B)	995	7,334
Porr AG (A)	876	11,436
Raiffeisen Bank International AG (B)	1,613	22,900
RHI Magnesita NV	1,095	35,700
RHI Magnesita NV (London Stock Exchange)	545	17,294
Rosenbauer International AG (B)	174	8,192
S IMMO AG	2,772	67,843
S&T AG (B)	2,318	43,315
Schoeller-Bleckmann Oilfield Equipment AG	710	38,183
Semperit AG Holding	822	20,722
Strabag SE, Bearer Shares	893	35,827
Telekom Austria AG (A)	7,836	60,575
UBM Development AG	411	18,752
UNIQA Insurance Group AG	6,525	51,758
Vienna Insurance Group AG	2,128	55,124
voestalpine AG	4,895	145,658
Wienerberger AG	5,497	165,986
Zumtobel Group AG	2,545	20,620
		1,745,213
Belgium - 1.6%
Ackermans & van Haaren NV	1,132	210,919
AGFA-Gevaert NV (A)	6,780	27,187
Akka Technologies (A)	354	19,169
Atenor	211	13,666
Barco NV	3,212	70,662
Bekaert SA	1,986	77,709
Biocartis Group NV (A)(B)(D)	2,587	6,246
bpost SA (A)	4,236	28,005
Celyad Oncology SA (A)(B)	493	1,165
Cie d'Entreprises CFE	416	58,424
Deceuninck NV	2,515	7,561
D'ieteren Group	492	82,845
Econocom Group SA/NV	6,435	28,507
Elia Group SA/NV	1,281	195,444
Etablissements Franz Colruyt NV	695	28,769
Euronav NV	8,334	88,625
Euronav NV (New York Stock Exchange)	2,324	24,565
EVS Broadcast Equipment SA	811	18,241
Exmar NV	1,567	10,257
Fagron	2,165	39,446
Galapagos NV (A)	355	22,057
Gimv NV	1,241	74,657
Immobel SA	209	16,760
Ion Beam Applications	1,305	25,070
Kinepolis Group NV (A)	585	35,377
Lotus Bakeries NV	17	88,845
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Melexis NV	753	$69,323
Ontex Group NV (A)	3,927	28,661
Orange Belgium SA	417	8,842
Oxurion NV (A)	1,612	2,735
Picanol	88	6,589
Proximus SADP	4,844	90,202
Recticel SA	2,296	54,650
Sipef NV	420	30,588
Telenet Group Holding NV	1,717	55,321
Tessenderlo Group SA (A)	904	32,688
Van de Velde NV	377	16,067
VGP NV	284	72,689
Viohalco SA	7,173	35,190
X-Fab Silicon Foundries SE (A)(D)	3,484	26,761
		1,830,484
Bermuda - 0.2%
Hiscox, Ltd.	13,928	179,612
Cambodia - 0.0%
NagaCorp, Ltd.	52,000	46,069
Canada - 11.8%
5N Plus, Inc. (A)	3,515	6,748
Acadian Timber Corp.	800	12,191
Advantage Energy, Ltd. (A)	11,500	80,122
Aecon Group, Inc.	3,200	43,438
Africa Oil Corp.	34,602	61,999
Ag Growth International, Inc. (B)	1,100	37,994
AGF Management, Ltd., Class B	4,298	26,748
Aimia, Inc. (A)	7,777	31,353
AirBoss of America Corp.	1,500	42,715
Alamos Gold, Inc., Class A	22,112	185,719
Alaris Equity Partners Income (B)	2,229	36,034
Alcanna, Inc. (A)	1,500	10,991
Algoma Central Corp.	700	9,687
Altius Minerals Corp. (B)	3,100	59,761
Altus Group, Ltd.	1,818	73,438
Amerigo Resources, Ltd.	13,502	19,873
Andlauer Healthcare Group, Inc.	618	24,603
Andrew Peller, Ltd., Class A	2,300	13,394
Aritzia, Inc. (A)	3,645	148,786
Ascot Resources, Ltd. (A)	13,700	11,616
Atco, Ltd., Class I	3,204	110,025
Athabasca Oil Corp. (A)	42,135	68,419
ATS Automation Tooling Systems, Inc. (A)	3,547	127,960
AutoCanada, Inc. (A)	1,985	57,526
B2Gold Corp. (B)	29,303	134,543
Badger Infrastructure Solutions, Ltd.	1,522	38,301
Birch Mountain Resources, Ltd. (A)(C)	9,200	1
Birchcliff Energy, Ltd.	15,733	105,210
Bird Construction, Inc. (B)	4,995	36,479
Black Diamond Group, Ltd.	2,750	10,801
BMTC Group, Inc.	500	5,991
Bombardier, Inc., Class B (A)(B)	86,004	99,065
Boralex, Inc., Class A	4,277	138,627
Brookfield Infrastructure Corp., Class A	2,124	160,283
Calian Group, Ltd.	905	50,030
Calibre Mining Corp. (A)	11,500	13,706
Canaccord Genuity Group, Inc.	5,281	52,170
Canacol Energy, Ltd.	7,565	18,940
Canada Goose Holdings, Inc. (A)	2,213	58,151
Canadian Western Bank (B)	4,515	131,244
Canfor Corp. (A)	3,704	76,323
Canfor Pulp Products, Inc. (A)	2,715	11,641
Capital Power Corp.	5,927	193,007
Capstone Copper Corp. (A)	29,467	166,645

112

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Cardinal Energy, Ltd. (A)	5,530	$33,795
Cascades, Inc.	5,723	58,688
Celestica, Inc. (A)	5,019	59,699
Celestica, Inc. (New York Stock Exchange) (A)	3,200	38,112
Centerra Gold, Inc.	12,177	119,710
CES Energy Solutions Corp.	18,429	35,379
China Gold International Resources Corp., Ltd.	18,050	64,395
CI Financial Corp.	8,900	141,386
Cogeco Communications, Inc.	863	71,434
Cogeco, Inc.	445	27,437
Colliers International Group, Inc.	1,400	182,471
Computer Modelling Group, Ltd.	4,420	18,951
Copper Mountain Mining Corp. (A)	8,800	26,467
Corby Spirit and Wine, Ltd.	700	9,732
Corus Entertainment, Inc., B Shares (B)	11,806	46,463
Crescent Point Energy Corp. (B)	9,519	68,985
Crescent Point Energy Corp. (New York Stock Exchange)	16,800	121,800
Crew Energy, Inc. (A)	11,300	46,822
Cronos Group, Inc. (A)	2,170	8,419
Cronos Group, Inc. (Nasdaq Exchange) (A)(B)	3,612	14,051
Denison Mines Corp. (A)	42,724	69,717
Dexterra Group, Inc.	1,621	10,192
DIRTT Environmental Solutions (A)(B)	3,000	4,200
Doman Building Materials Group, Ltd.	3,600	23,008
Dorel Industries, Inc., Class B (B)	1,800	13,938
DREAM Unlimited Corp., Class A	2,250	89,629
Dundee Precious Metals, Inc.	7,687	45,871
ECN Capital Corp. (B)	16,900	90,168
E-L Financial Corp., Ltd.	100	70,632
Eldorado Gold Corp. (A)	9,374	104,976
Element Fleet Management Corp. (B)	17,965	173,880
Endeavour Silver Corp. (A)	6,945	32,221
Enerflex, Ltd.	6,400	41,006
Enerplus Corp.	11,735	148,688
Enghouse Systems, Ltd.	1,800	56,902
Ensign Energy Services, Inc. (A)	9,800	27,045
Equinox Gold Corp. (A)	7,935	65,504
Equitable Group, Inc.	1,392	79,880
ERO Copper Corp. (A)(B)	2,900	42,474
Evertz Technologies, Ltd.	1,900	23,162
Exchange Income Corp.	568	19,437
Exco Technologies, Ltd.	1,500	11,507
Extendicare, Inc.	6,230	39,120
Fiera Capital Corp.	3,035	25,345
Finning International, Inc. (B)	6,581	198,143
Firm Capital Mortgage Investment Corp.	1,100	12,512
First Majestic Silver Corp. (B)	9,281	121,975
First Mining Gold Corp. (A)(B)	39,000	8,579
First National Financial Corp. (B)	700	22,694
Fission Uranium Corp. (A)	19,500	14,662
Fortuna Silver Mines, Inc. (A)(B)	14,300	54,333
Freehold Royalties, Ltd.	7,229	82,748
Frontera Energy Corp. (A)	2,200	25,499
Galiano Gold, Inc. (A)(B)	6,600	3,696
Gamehost, Inc.	100	704
GDI Integrated Facility Services, Inc. (A)	300	12,958
Gibson Energy, Inc. (B)	7,398	148,001
goeasy, Ltd.	672	75,405
GoGold Resources, Inc. (A)	5,300	12,422
Gran Tierra Energy, Inc. (A)	25,166	39,456
Guardian Capital Group, Ltd., Class A	1,100	35,196
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Hanfeng Evergreen, Inc. (A)(C)	200	$0
Hardwoods Distribution, Inc. (B)	800	23,357
Headwater Exploration, Inc. (A)(B)	4,930	26,146
Heroux-Devtek, Inc. (A)	2,700	36,910
HEXO Corp. (A)(B)	3,660	2,254
High Liner Foods, Inc.	1,773	19,345
HLS Therapeutics, Inc.	700	8,511
Home Capital Group, Inc. (B)	3,379	102,709
Hudbay Minerals, Inc. (B)	12,257	96,279
i-80 Gold Corp. (A)	1,651	4,543
IAMGOLD Corp. (A)(B)	29,827	103,547
IBI Group, Inc. (A)	1,700	19,214
Imperial Metals Corp. (A)	5,060	15,219
Information Services Corp.	800	15,902
Innergex Renewable Energy, Inc. (B)	6,800	108,134
Interfor Corp. (B)	3,520	97,901
International Petroleum Corp. (A)(B)	5,324	50,806
International Tower Hill Mines, Ltd. (A)	2,300	2,300
Intertape Polymer Group, Inc.	2,700	85,699
Jamieson Wellness, Inc. (D)	2,300	64,116
KAB Distribution, Inc. (A)(C)	7,076	0
Karora Resources, Inc. (A)	4,800	24,419
K-Bro Linen, Inc.	600	16,217
Kelt Exploration, Ltd. (A)	10,445	56,313
Keyera Corp. (B)	3,387	85,857
Kinaxis, Inc. (A)	1,068	139,780
Kingsway Financial Services, Inc. (A)	425	2,338
Knight Therapeutics, Inc. (A)	5,400	22,548
Labrador Iron Ore Royalty Corp. (B)	3,218	108,138
Largo, Inc. (A)	780	9,877
Lassonde Industries, Inc., Class A (B)	200	22,815
Laurentian Bank of Canada	2,414	80,251
Leon's Furniture, Ltd.	1,883	33,574
LifeWorks, Inc. (B)	3,098	53,577
Linamar Corp.	2,366	105,170
Logistec Corp., Class B	700	24,777
Lucara Diamond Corp. (A)	25,184	13,497
Lundin Gold, Inc. (A)	2,800	23,405
MAG Silver Corp. (A)(B)	1,400	22,666
Magellan Aerospace Corp.	900	7,091
Mainstreet Equity Corp. (A)	400	45,758
Major Drilling Group International, Inc. (A)	6,800	66,197
Maple Leaf Foods, Inc.	3,940	94,549
Martinrea International, Inc. (B)	4,603	33,064
Maverix Metals, Inc.	2,300	11,020
Medical Facilities Corp.	2,104	19,052
MEG Energy Corp. (A)(B)	13,888	189,632
Melcor Developments, Ltd.	1,000	13,990
Methanex Corp. (B)	2,700	147,230
Morguard Corp.	400	44,104
Mountain Province Diamonds, Inc. (A)	6,800	4,787
MTY Food Group, Inc.	742	32,341
Mullen Group, Ltd. (B)	5,582	59,653
New Gold, Inc. (A)	28,915	52,503
NFI Group, Inc. (B)	2,960	37,741
North American Construction Group, Ltd.	2,100	30,404
NuVista Energy, Ltd. (A)	15,505	131,095
Organigram Holdings, Inc. (A)	8,928	14,854
Osisko Gold Royalties, Ltd.	7,804	102,938
Osisko Mining, Inc. (A)(B)	16,850	53,779
Paramount Resources, Ltd., Class A	5,173	129,144
Parex Resources, Inc.	7,016	143,951
Park Lawn Corp.	1,792	49,568

113

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Parkland Corp. (B)	4,496	$132,958
Pason Systems, Inc.	5,636	69,021
Peyto Exploration & Development Corp. (B)	10,197	103,426
Pizza Pizza Royalty Corp.	1,729	19,501
Polaris Infrastructure, Inc. (B)	1,500	20,278
Pollard Banknote, Ltd.	1,000	21,541
PolyMet Mining Corp. (A)	1,185	4,901
PrairieSky Royalty, Ltd. (B)	9,727	134,528
Precision Drilling Corp. (A)	1,082	80,231
Premium Brands Holdings Corp. (B)	1,500	131,228
Quarterhill, Inc.	9,800	19,049
Questerre Energy Corp., Class A (A)	19,444	4,510
Real Matters, Inc. (A)(B)	3,500	14,894
Recipe Unlimited Corp. (A)	1,300	15,245
RF Capital Group, Inc. (A)	185	2,557
Richelieu Hardware, Ltd.	2,800	101,997
Rogers Sugar, Inc.	6,474	32,625
Russel Metals, Inc.	3,846	101,891
Sabina Gold & Silver Corp. (A)	20,475	24,731
Sandstorm Gold, Ltd.	10,731	86,524
Savaria Corp.	2,300	32,233
Seabridge Gold, Inc. (A)(B)	2,330	43,184
Secure Energy Services, Inc.	15,677	66,964
ShawCor, Ltd. (A)	4,173	16,824
Sienna Senior Living, Inc.	3,606	44,161
Sierra Wireless, Inc. (A)(B)	2,600	46,940
SilverCrest Metals, Inc. (A)(B)	100	891
Sleep Country Canada Holdings, Inc. (B)(D)	2,113	49,371
SNC-Lavalin Group, Inc. (B)	6,640	159,872
Spin Master Corp. (A)(D)	1,400	48,210
Sprott, Inc.	1,329	66,633
SSR Mining, Inc.	9,961	216,566
Stantec, Inc.	1,088	54,576
Stelco Holdings, Inc.	500	20,794
Stella-Jones, Inc.	2,400	72,126
Superior Plus Corp. (B)	9,057	83,170
Tamarack Valley Energy, Ltd.	20,085	79,688
Taseko Mines, Ltd. (A)	16,100	37,090
Tecsys, Inc.	609	15,569
TerraVest Industries, Inc.	600	12,071
The North West Company, Inc. (B)	2,406	73,711
Tidewater Midstream and Infrastructure, Ltd.	6,650	6,915
Timbercreek Financial Corp.	6,000	45,547
TLC Vision Corp. (A)(C)	3,400	0
Torex Gold Resources, Inc. (A)	5,460	68,569
Total Energy Services, Inc. (A)	3,132	19,541
TransAlta Corp.	13,082	135,409
TransAlta Renewables, Inc.	6,098	90,142
Transcontinental, Inc., Class A (B)	4,783	66,839
Treasury Metals, Inc. (A)	1,301	708
Trevali Mining Corp. (A)	3,713	4,307
Trican Well Service, Ltd. (A)	26,009	77,394
Tricon Residential, Inc. (B)	11,042	175,503
Trisura Group, Ltd. (A)	1,900	52,236
Turquoise Hill Resources, Ltd. (A)(B)	5,450	163,655
Uni-Select, Inc. (A)(B)	3,401	82,974
Vecima Networks, Inc.	479	6,142
Vermilion Energy, Inc. (B)	7,900	165,880
Wajax Corp.	1,300	20,548
Wesdome Gold Mines, Ltd. (A)	8,000	100,404
Western Forest Products, Inc. (B)	25,850	41,562
Westshore Terminals Investment Corp.	1,589	42,110
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Whitecap Resources, Inc. (B)	31,480	$260,371
WildBrain, Ltd. (A)	10,382	27,654
Winpak, Ltd. (B)	1,577	48,440
Yamana Gold, Inc. (B)	45,750	255,437
Yellow Pages, Ltd.	200	2,118
Zenith Capital Corp. (A)	1,700	209
		13,739,429
Chile - 0.0%
Aclara Resources, Inc. (A)	2,271	1,326
China - 0.0%
Fosun Tourism Group (A)(D)	11,400	15,898
Goodbaby International Holdings, Ltd. (A)	71,000	9,147
		25,045
Denmark - 2.1%
ALK-Abello A/S (A)	6,020	132,711
Alm Brand A/S	27,515	47,086
Amagerbanken A/S (A)(C)	25,580	0
Asetek A/S (A)	1,629	6,225
Bang & Olufsen A/S (A)(B)	7,788	22,215
Bavarian Nordic A/S (A)	3,556	89,734
Better Collective A/S (A)(B)	917	16,365
CBrain A/S (B)	389	12,047
Chemometec A/S	733	89,038
Columbus A/S	6,187	8,652
D/S Norden A/S	1,788	62,389
Dfds A/S	1,595	68,021
FLSmidth & Company A/S	2,221	57,983
H Lundbeck A/S	2,500	57,603
H+H International A/S, Class B (A)	1,146	31,471
INVISIO AB	1,065	19,477
ISS A/S (A)(B)	7,129	126,693
Jeudan A/S	380	15,554
Jyske Bank A/S (A)	2,627	142,789
Lan & Spar Bank A/S	225	21,376
Matas A/S	2,910	41,609
Netcompany Group A/S (A)(D)	1,273	83,892
Nilfisk Holding A/S (A)	1,220	36,529
NKT A/S (A)	2,018	91,064
NNIT A/S (A)(D)	479	6,749
NTG Nordic Transport Group A/S (A)	635	38,370
Per Aarsleff Holding A/S	883	34,206
Ringkjoebing Landbobank A/S	1,302	165,300
Royal Unibrew A/S	2,120	198,062
Scandinavian Tobacco Group A/S (D)	3,178	67,766
Schouw & Company A/S	666	57,480
SimCorp A/S	1,193	88,178
Solar A/S, B Shares	410	45,038
SP Group A/S	368	19,293
Spar Nord Bank A/S	4,967	65,415
Sparekassen Sjaelland-Fyn A/S	507	15,517
Sydbank A/S	3,132	106,918
TCM Group A/S	507	9,482
The Drilling Company of 1972 A/S (A)	908	49,641
Tivoli A/S (A)	102	13,086
Topdanmark A/S	2,239	125,220
UIE PLC	128	38,049
Zealand Pharma A/S (A)(B)	1,273	19,564
		2,443,857
Finland - 2.1%
Aktia Bank OYJ	2,328	28,010
Alma Media OYJ	1,962	21,010
Anora Group OYJ	837	8,131
BasWare OYJ (A)	538	12,729

114

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Bittium OYJ	2,708	$17,173
Cargotec OYJ, B Shares	2,007	76,235
Caverion OYJ	3,325	19,117
Citycon OYJ (A)	4,136	31,308
Enento Group OYJ (A)(D)	860	25,532
Finnair OYJ (A)(B)	44,891	24,667
Fiskars OYJ ABP	2,196	52,074
Harvia OYJ (B)	846	33,717
HKScan OYJ, A Shares	316	510
Huhtamaki OYJ	4,496	156,409
Kamux Corp. (B)	1,688	20,793
Kemira OYJ	4,940	64,629
Kojamo OYJ	5,330	128,071
Konecranes OYJ	2,937	90,163
Lassila & Tikanoja OYJ	1,929	23,065
Lehto Group OYJ (A)	1,738	862
Marimekko OYJ	127	10,653
Metsa Board OYJ, B Shares	9,171	92,853
Multitude SE (A)	459	1,841
Musti Group OYJ (A)	1,222	32,232
Neles OYJ	6,038	61,496
Nokian Renkaat OYJ	6,368	103,352
Olvi OYJ, A Shares	721	28,328
Oriola OYJ, B Shares	9,290	19,297
Orion OYJ, Class A	982	44,473
Orion OYJ, Class B	4,360	198,018
Outokumpu OYJ (A)	16,202	86,259
Pihlajalinna OYJ	1,193	16,122
Ponsse OYJ	543	19,664
QT Group OYJ (A)	770	106,355
Raisio OYJ, V Shares	8,267	24,389
Rapala VMC OYJ	908	6,950
Revenio Group OYJ	1,101	57,684
Rovio Entertainment OYJ (D)	1,642	13,737
Sanoma OYJ	4,094	57,902
Taaleri OYJ	956	14,892
Talenom OYJ	637	6,893
Terveystalo OYJ (D)	3,956	49,015
TietoEVRY OYJ	4,031	107,290
Tokmanni Group Corp.	2,438	40,384
Uponor OYJ	2,530	51,262
Vaisala OYJ, A Shares	952	45,347
Valmet OYJ	6,841	212,335
Verkkokauppa.com OYJ	1,047	5,565
Wartsila OYJ ABP	8,565	78,206
WithSecure OYJ (A)	7,159	36,033
YIT OYJ	8,449	31,926
		2,494,958
France - 4.8%
ABC arbitrage	1,219	10,016
AKWEL	725	15,999
Albioma SA	1,751	84,950
ALD SA (D)	5,575	74,118
Altamir	752	21,934
Alten SA	1,263	190,622
Assystem SA	763	35,851
Aubay	399	26,445
Axway Software SA	531	9,879
Bastide le Confort Medical (B)	256	11,417
Beneteau SA (A)	2,839	44,449
Bigben Interactive (B)	460	7,538
Boiron SA	274	11,705
Bonduelle SCA	1,027	18,736
Burelle SA	15	9,860
Casino Guichard Perrachon SA (A)(B)	2,173	40,008
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Catana Group	1,588	$16,085
Cegedim SA (A)	495	13,912
CGG SA (A)	42,425	47,884
Chargeurs SA	1,491	33,493
Cie des Alpes (A)	998	14,775
Cie Plastic Omnium SA	3,159	57,355
Claranova SE (A)	1,250	5,720
Coface SA	5,646	67,992
DBV Technologies SA (A)(B)	1,786	5,856
Derichebourg SA	6,625	69,040
Ekinops SAS (A)	1,302	9,960
Electricite de Strasbourg SA	31	3,648
Elior Group SA (A)(D)	8,308	27,851
Elis SA	9,898	145,850
Eramet SA	565	92,250
ESI Group (A)	197	14,910
Etablissements Maurel et Prom SA (A)	1,561	6,914
Eurazeo SE	1,524	128,129
Eutelsat Communications SA	9,105	98,907
Exel Industries, A Shares	89	7,271
Faurecia SE (B)	5,689	147,965
Fnac Darty SA	1,052	53,933
Gaztransport Et Technigaz SA	1,087	121,451
Groupe Crit	163	11,916
Guerbet	326	9,537
Haulotte Group SA	962	4,388
ID Logistics Group (A)	176	62,753
Imerys SA	1,845	79,158
Infotel SA	133	7,937
Interparfums SA	609	36,636
Ipsen SA	114	14,270
IPSOS	2,460	122,453
JCDecaux SA (A)	2,960	69,957
Kaufman & Broad SA	901	29,841
Korian SA	3,776	87,413
Lagardere SA (A)	1,683	47,120
Laurent-Perrier	110	11,661
Lectra	1,618	76,901
LISI	1,205	28,810
LNA Sante SA (B)	166	6,794
Lumibird (A)	632	14,582
Maisons du Monde SA (D)	1,925	37,005
Manitou BF SA	880	24,570
Manutan International	105	7,834
Mersen SA	1,171	43,336
Metropole Television SA	1,324	26,113
Nacon SA (A)(B)	92	553
Neurones	260	10,422
Nexans SA	1,743	163,111
Nexity SA	1,974	69,495
NRJ Group	782	5,662
Orpea SA	1,358	58,929
Pharmagest Interactive	161	15,391
Plastivaloire (B)	383	2,502
Quadient SA	2,171	40,752
Recylex SA (A)(C)	1,058	2,163
Rexel SA	14,693	313,665
Robertet SA	28	27,263
Rothschild & Company	1,855	73,351
Rubis SCA	4,215	123,892
Samse SA	48	11,242
Savencia SA	372	25,054
SCOR SE	7,559	243,064
SMCP SA (A)(D)	1,921	14,608
Societe BIC SA	1,252	63,255

115

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Societe LDC SA	80	$7,514
Societe pour l'Informatique Industrielle	438	21,749
SOITEC (A)	755	141,627
Solocal Group (A)(B)	6,121	8,159
Somfy SA	326	52,587
Sopra Steria Group SACA	839	155,415
SPIE SA	6,716	158,850
Stef SA	202	22,376
Synergie SE	557	23,492
Technicolor SA (A)	3,955	14,826
Technip Energies NV (A)	5,287	64,471
Television Francaise 1	3,803	36,879
Thermador Groupe	453	47,456
Tikehau Capital SCA	1,533	41,093
Trigano SA	463	67,427
Ubisoft Entertainment SA (A)	3,255	143,035
Valeo	9,376	173,185
Vallourec SA (A)	7,163	91,633
Verallia SA (D)	2,919	69,503
Vetoquinol SA	297	43,574
Vicat SA (B)	1,201	40,705
VIEL & Cie SA	3,220	21,086
Vilmorin & Cie SA	614	29,976
Virbac SA	232	92,748
Wavestone	331	16,803
Xilam Animation SA (A)	215	8,614
		5,524,820
Gabon - 0.0%
TotalEnergies EP Gabon	20	3,912
Georgia - 0.0%
Bank of Georgia Group PLC	2,491	38,813
Georgia Capital PLC (A)	1,145	9,427
TBC Bank Group PLC	239	3,442
		51,682
Germany - 6.1%
1&1 AG	2,192	49,048
7C Solarparken AG	3,210	15,721
Aareal Bank AG	2,902	91,216
Adesso SE	90	18,423
ADVA Optical Networking SE (A)(B)	3,719	56,246
All for One Group SE	130	9,484
Allgeier SE	498	24,785
Amadeus Fire AG	264	42,056
Atoss Software AG	218	43,005
Aurubis AG	1,823	217,014
Basler AG	162	17,794
BayWa AG	1,025	47,914
Bechtle AG	294	16,552
Bertrandt AG	394	19,260
Bijou Brigitte AG (A)	340	9,166
Bilfinger SE	1,781	67,636
Borussia Dortmund GmbH & Company KGaA (A)	4,276	19,047
CANCOM SE	2,024	126,120
CECONOMY AG	8,144	30,692
CENIT AG	446	6,376
Cewe Stiftung & Company KGAA	268	27,004
Commerzbank AG (A)	11,272	85,655
CompuGroup Medical SE & Company KGaA	1,368	83,359
CropEnergies AG	1,544	20,332
CTS Eventim AG & Company KGaA (A)	86	5,841
Dermapharm Holding SE	849	53,982
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Deutsche Beteiligungs AG	1,067	$33,773
Deutsche EuroShop AG	2,527	46,566
Deutsche Lufthansa AG (A)(B)	3,472	28,000
Deutsche Pfandbriefbank AG (D)	7,700	93,495
Deutz AG (A)	7,260	37,475
DIC Asset AG	3,005	48,002
Dr. Hoenle AG	420	15,237
Draegerwerk AG & Company KGaA	82	4,417
Duerr AG	2,558	75,471
Eckert & Ziegler Strahlen- und Medizintechnik AG	808	51,520
Elmos Semiconductor SE	215	12,423
ElringKlinger AG (A)	2,576	24,370
Encavis AG	4,719	98,392
Energiekontor AG	226	21,740
Fielmann AG	1,241	67,581
First Sensor AG	433	23,359
flatexDEGIRO AG (A)	2,072	41,705
Fraport AG Frankfurt Airport Services Worldwide (A)	1,626	90,135
Freenet AG	7,380	197,497
Fuchs Petrolub SE	1,405	39,941
GEA Group AG	7,088	290,520
Gerresheimer AG	1,697	123,962
GFT Technologies SE	961	43,818
GRENKE AG	500	13,891
H&R GmbH & Company KGaA (A)	1,324	9,073
Hamburger Hafen und Logistik AG	1,330	23,658
Heidelberger Druckmaschinen AG (A)	18,003	47,046
Hensoldt AG	1,681	48,943
Hornbach Holding AG & Company KGaA	497	62,650
HUGO BOSS AG	2,924	168,692
Hypoport SE (A)	149	56,246
Indus Holding AG	975	28,919
Instone Real Estate Group SE (D)	2,299	43,044
IVU Traffic Technologies AG	728	15,072
Jenoptik AG	2,990	89,960
JOST Werke AG (D)	517	20,823
K+S AG (A)	10,593	318,708
Kloeckner & Company SE (A)	5,538	74,532
Koenig & Bauer AG (A)	912	21,085
Krones AG	775	64,372
KWS Saat SE & Company KGaA	607	43,986
LANXESS AG	4,346	190,782
Leifheit AG	437	12,852
Leoni AG (A)(B)	2,398	24,259
Manz AG (A)(B)	233	10,161
Medigene AG (A)(B)	760	2,716
METRO AG (A)	4,917	43,581
MLP SE	5,864	47,009
Nagarro SE (A)(B)	394	62,210
New Work SE	128	26,062
Nexus AG	866	51,606
Nordex SE (A)(B)	6,207	107,489
Norma Group SE	1,576	45,254
OHB SE	399	16,246
PATRIZIA AG	2,719	51,143
Pfeiffer Vacuum Technology AG	256	48,895
PNE AG	3,180	36,792
ProSiebenSat.1 Media SE	10,428	132,830
PSI Software AG	815	34,864
PVA TePla AG (A)	629	18,289
q.beyond AG (A)(B)	6,549	12,007
Rheinmetall AG	2,219	469,001

116

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
SAF-Holland SE (A)	3,149	$26,494
Salzgitter AG (A)(B)	1,978	91,656
Scout24 SE (D)	3,479	198,346
Secunet Security Networks AG	53	24,505
SGL Carbon SE (A)	3,072	19,082
Siltronic AG	981	100,800
Sirius Real Estate, Ltd.	40,212	66,150
Sixt SE (A)	694	93,513
SMA Solar Technology AG (B)	563	23,367
Software AG	2,610	90,235
STRATEC SE	407	45,355
Stroeer SE & Company KGaA	1,454	100,340
Suedzucker AG	3,535	45,491
SUESS MicroTec SE (A)	1,803	31,593
TAG Immobilien AG	7,456	168,833
Takkt AG	1,848	33,454
Technotrans SE	530	13,345
thyssenkrupp AG (A)	16,532	141,307
Traffic Systems SE	364	14,703
United Internet AG	213	7,310
va-Q-Tec AG (A)(B)	318	7,210
Varta AG (B)	624	61,409
VERBIO Vereinigte BioEnergie AG	1,482	113,997
Vossloh AG	859	35,727
Wacker Chemie AG	217	36,933
Wacker Neuson SE	2,039	45,459
Washtec AG	611	32,315
Westwing Group SE (A)	385	4,745
Wuestenrot & Wuerttembergische AG	1,566	31,505
Zeal Network SE	809	32,229
		7,045,283
Gibraltar - 0.0%
888 Holdings PLC	15,858	38,289
Greece - 0.0%
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	3,303	67
TT Hellenic Postbank SA (A)(C)	12,594	0
		67
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)(C)	4,994	150
Hong Kong - 2.2%
3D-Gold Jewellery Holdings, Ltd. (A)(C)	90,000	0
Aidigong Maternal & Child Health, Ltd. (A)	108,000	6,792
Allied Group, Ltd.	120,000	42,148
APAC Resources, Ltd.	18,475	2,728
Apollo Future Mobility Group, Ltd. (A)	56,000	2,627
Asia Financial Holdings, Ltd.	14,000	6,376
ASM Pacific Technology, Ltd.	11,500	115,776
Associated International Hotels, Ltd.	28,000	44,619
BOE Varitronix, Ltd.	28,000	32,771
Brightoil Petroleum Holdings, Ltd. (A)(C)	117,000	12,883
Burwill Holdings, Ltd. (A)(C)	292,000	1,193
Cafe de Coral Holdings, Ltd.	18,000	30,000
Cathay Pacific Airways, Ltd. (A)	52,000	51,006
Chen Hsong Holdings	10,000	2,951
Cheuk Nang Holdings, Ltd.	3,708	1,124
China Energy Development Holdings, Ltd. (A)	634,000	13,095
China Solar Energy Holdings, Ltd. (A)(C)	42,500	0
China Strategic Holdings, Ltd. (A)	885,000	4,014
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Chinese Estates Holdings, Ltd.	22,000	$6,303
Chow Sang Sang Holdings International, Ltd.	22,000	25,384
Chuang's Consortium International, Ltd.	30,948	3,617
CITIC Telecom International Holdings, Ltd.	59,000	21,662
CMBC Capital Holdings, Ltd.	10,750	2,337
C-Mer Eye Care Holdings, Ltd. (B)	18,000	10,496
Crystal International Group, Ltd. (D)	19,000	7,527
CSI Properties, Ltd.	245,066	6,053
Dah Sing Banking Group, Ltd.	18,000	15,897
Dah Sing Financial Holdings, Ltd.	6,520	21,069
Dynamic Holdings, Ltd.	8,000	10,968
EC Healthcare	13,000	13,707
EganaGoldpfeil Holdings, Ltd. (A)(C)	103,373	0
Emperor Capital Group, Ltd. (A)	192,000	1,543
Emperor Entertainment Hotel, Ltd.	40,000	3,509
Emperor International Holdings, Ltd.	97,333	10,175
Esprit Holdings, Ltd. (A)	176,850	19,962
Fairwood Holdings, Ltd.	3,500	6,776
Far East Consortium International, Ltd.	87,695	29,683
First Pacific Company, Ltd.	146,000	58,990
Giordano International, Ltd.	82,000	16,538
Gold-Finance Holdings, Ltd. (A)(C)	62,000	0
Great Eagle Holdings, Ltd.	10,197	24,706
G-Resources Group, Ltd. (A)	33,580	11,290
Guotai Junan International Holdings, Ltd.	207,000	23,086
Haitong International Securities Group, Ltd.	114,070	20,424
Hang Lung Group, Ltd.	31,000	65,545
Hanison Construction Holdings, Ltd.	27,441	4,271
Harbour Centre Development, Ltd. (A)	38,000	32,730
HKBN, Ltd.	36,000	41,237
HKR International, Ltd.	51,920	18,953
Hong Kong Ferry Holdings Company, Ltd.	29,000	25,809
Hong Kong Technology Venture Company, Ltd.	28,000	24,717
Hongkong Chinese, Ltd.	66,000	5,344
Hsin Chong Group Holdings, Ltd. (A)(C)	170,000	7,596
Hutchison Port Holdings Trust	161,400	39,344
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	12,854
Hysan Development Company, Ltd.	25,000	72,946
Johnson Electric Holdings, Ltd.	20,883	28,741
K Wah International Holdings, Ltd.	80,000	30,133
Kerry Logistics Network, Ltd.	24,000	54,823
Kerry Properties, Ltd.	28,500	80,287
Kingston Financial Group, Ltd. (A)	38,000	1,217
Kowloon Development Company, Ltd.	22,000	29,405
Lai Sun Development Company, Ltd. (A)	22,980	10,808
Landing International Development, Ltd. (A)	75,600	2,168
Langham Hospitality Investments, Ltd. (A)	22,500	2,606
Lifestyle International Holdings, Ltd. (A)	25,000	11,971
Lippo China Resources, Ltd.	36,000	656
Liu Chong Hing Investment, Ltd.	16,000	15,036
Luk Fook Holdings International, Ltd.	15,000	36,375
Man Wah Holdings, Ltd.	45,600	49,327
Mandarin Oriental International, Ltd. (A)	8,000	16,016
Mason Group Holdings, Ltd. (A)	1,548,800	3,531
Melco International Development, Ltd. (A)	33,000	30,094
MH Development, Ltd. (A)(C)	16,000	1,066

117

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Midland Holdings, Ltd. (A)	34,734	$3,693
Miramar Hotel & Investment	15,000	23,931
Modern Dental Group, Ltd.	20,000	7,561
NewOcean Energy Holdings, Ltd. (A)	66,000	329
Nissin Foods Company, Ltd.	22,000	15,388
NWS Holdings, Ltd.	52,000	47,591
Oriental Watch Holdings	18,000	9,534
Oshidori International Holdings, Ltd. (A)	204,000	12,942
Pacific Andes International Holdings, Ltd. (A)(C)	328,006	0
Pacific Basin Shipping, Ltd.	239,000	127,967
Pacific Century Premium Developments, Ltd. (A)	2,376	149
Pacific Textiles Holdings, Ltd.	42,000	19,417
Paliburg Holdings, Ltd. (A)	46,000	12,290
PC Partner Group, Ltd.	12,000	17,405
PCCW, Ltd.	156,590	88,006
Peace Mark Holdings, Ltd. (A)(C)	164,000	0
Perfect Medical Health Management, Ltd.	32,000	19,650
Pico Far East Holdings, Ltd.	60,000	8,305
Public Financial Holdings, Ltd.	24,000	7,432
Regal Hotels International Holdings, Ltd. (A)	36,000	14,694
Regina Miracle International Holdings, Ltd. (D)	17,000	10,245
Sa Sa International Holdings, Ltd. (A)	48,000	8,441
Shangri-La Asia, Ltd. (A)	46,000	36,003
Shenwan Hongyuan HK, Ltd.	20,000	1,928
Shun Tak Holdings, Ltd. (A)	80,250	17,537
Singamas Container Holdings, Ltd.	114,000	16,564
SJM Holdings, Ltd. (A)	95,000	46,646
SmarTone Telecommunications Holdings, Ltd.	31,500	16,757
Solomon Systech International, Ltd. (B)	72,000	5,430
South China Holdings Company, Ltd. (A)	640,000	5,969
Stella International Holdings, Ltd.	20,000	19,432
Sun Hung Kai & Company, Ltd.	45,000	22,853
SUNeVision Holdings, Ltd.	18,000	15,315
Tao Heung Holdings, Ltd.	14,000	1,672
Television Broadcasts, Ltd. (A)	19,100	10,892
Texhong Textile Group, Ltd.	11,000	13,577
Texwinca Holdings, Ltd.	60,000	11,123
The Bank of East Asia, Ltd.	23,800	37,188
The Hongkong & Shanghai Hotels, Ltd. (A)	31,903	33,897
The United Laboratories International Holdings, Ltd.	42,000	21,966
Town Health International Medical Group, Ltd. (A)	261,361	11,975
Tradelink Electronic Commerce, Ltd.	50,000	7,516
Transport International Holdings, Ltd.	11,721	19,037
Upbest Group, Ltd.	164,000	13,563
Value Partners Group, Ltd.	40,000	17,070
Vitasoy International Holdings, Ltd.	26,000	49,304
VSTECS Holdings, Ltd.	21,200	19,850
VTech Holdings, Ltd.	6,900	50,088
Wai Kee Holdings, Ltd.	24,000	10,253
Wealthking Investments, Ltd. (A)	32,000	2,423
Wing On Company International, Ltd.	4,000	9,035
Wing Tai Properties, Ltd.	70,000	37,435
Yue Yuen Industrial Holdings, Ltd. (A)	30,000	48,279
Yunfeng Financial Group, Ltd. (A)(B)	26,000	4,760
Zensun Enterprises, Ltd. (B)	21,000	9,920
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Zhaobangji Properties Holdings, Ltd. (A)	88,000	$5,478
		2,603,116
Ireland - 0.7%
AIB Group PLC	13,719	30,218
Bank of Ireland Group PLC (A)	13,093	83,260
Bank of Ireland Group PLC (London Stock Exchange) (A)	33,477	213,528
C&C Group PLC (A)	22,471	57,678
Cairn Homes PLC	24,718	33,923
COSMO Pharmaceuticals NV (A)(B)	362	23,817
Dalata Hotel Group PLC (A)	6,155	26,978
FBD Holdings PLC (A)	778	8,734
Glanbia PLC	6,224	72,205
Glenveagh Properties PLC (A)(D)	24,326	31,554
Grafton Group PLC	11,437	146,304
Greencore Group PLC (A)	23,830	40,124
Hostelworld Group PLC (A)(D)	3,065	3,088
Irish Continental Group PLC (A)	5,309	22,652
Keywords Studios PLC	1,446	49,627
Permanent TSB Group Holdings PLC (A)	5,786	10,627
		854,317
Isle of Man - 0.1%
Hansard Global PLC	6,816	4,246
Playtech PLC (A)	15,546	120,595
Strix Group PLC	6,042	16,054
		140,895
Israel - 2.1%
Adgar Investment and Development, Ltd.	4,535	10,697
AFI Properties, Ltd.	603	35,934
Africa Israel Residences, Ltd.	355	24,481
Airport City, Ltd. (A)	1	14
Allot, Ltd. (A)	2,103	17,885
Alrov Properties and Lodgings, Ltd. (A)	399	26,865
Arad, Ltd.	787	11,809
Ashtrom Group, Ltd.	2,084	61,534
AudioCodes, Ltd.	1,729	44,176
Automatic Bank Services, Ltd.	1,109	9,076
Azorim-Investment Development & Construction Company, Ltd. (A)	3,848	21,222
Bet Shemesh Engines Holdings 1997, Ltd. (A)	358	9,689
BioLine RX, Ltd. (A)	48,850	5,564
Blue Square Real Estate, Ltd.	215	18,380
Carasso Motors, Ltd.	2,020	14,516
Cellcom Israel, Ltd. (A)	4,807	27,677
Clal Insurance Enterprises Holdings, Ltd. (A)	1,967	46,152
Danel Adir Yeoshua, Ltd.	253	46,546
Delek Automotive Systems, Ltd.	1,858	28,599
Delek Group, Ltd. (A)	438	63,409
Delta Galil Industries, Ltd.	618	42,188
Duniec Brothers, Ltd.	142	9,343
Electra Consumer Products 1970, Ltd.	445	26,324
Electra Real Estate, Ltd.	1,543	29,262
Electra, Ltd.	91	67,706
Energix-Renewable Energies, Ltd.	8,191	31,262
Enlight Renewable Energy, Ltd. (A)	39,786	93,161
Equital, Ltd. (A)	992	42,096
Evogene, Ltd. (A)	3,768	4,898
Fattal Holdings 1998, Ltd. (A)	237	33,942
Formula Systems 1985, Ltd.	549	54,973
Fox Wizel, Ltd.	488	78,020
Gav-Yam Lands Corp., Ltd.	3,034	35,667

118

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Gilat Satellite Networks, Ltd. (A)	1,452	$12,777
Harel Insurance Investments & Financial Services, Ltd.	4,995	60,911
Hilan, Ltd.	803	49,578
IDI Insurance Company, Ltd.	440	14,935
Ilex Medical, Ltd.	211	9,835
Infinya, Ltd.	244	20,539
Inrom Construction Industries, Ltd.	4,264	19,845
Isracard, Ltd.	6,691	33,002
Israel Canada T.R, Ltd.	6,076	33,167
Israel Discount Bank, Ltd., Class A	1	5
Israel Land Development - Urban Renewal, Ltd.	789	12,738
Isras Investment Company, Ltd.	142	35,426
Issta Lines, Ltd. (A)	219	7,953
Kamada, Ltd. (A)	1,616	8,987
Kerur Holdings, Ltd.	418	11,112
Levinstein Properties, Ltd.	267	9,809
M Yochananof & Sons, Ltd. (A)	155	10,177
Magic Software Enterprises, Ltd.	1,349	23,619
Malam - Team, Ltd.	476	14,096
Matrix IT, Ltd.	1,608	41,913
Maytronics, Ltd.	960	18,731
Mediterranean Towers, Ltd.	4,044	13,693
Mega Or Holdings, Ltd.	757	29,650
Mehadrin, Ltd. (A)	15	868
Menora Mivtachim Holdings, Ltd. (A)	1,766	43,580
Migdal Insurance & Financial Holdings, Ltd.	27,734	49,442
Mivtach Shamir Holdings, Ltd.	397	13,385
Naphtha Israel Petroleum Corp., Ltd. (A)	2,030	16,287
Nawi Brothers, Ltd.	1,396	13,435
Neto Malinda Trading, Ltd. (A)	451	21,936
Novolog, Ltd.	20,186	19,555
Oil Refineries, Ltd. (A)	102,102	40,517
One Software Technologies, Ltd.	1,700	29,444
OPC Energy, Ltd. (A)	4,056	46,171
Partner Communications Company, Ltd. (A)	6,688	55,397
Paz Oil Company, Ltd. (A)	525	77,015
Perion Network, Ltd. (A)	1,368	31,063
Plasson Industries, Ltd.	241	14,805
Plus500, Ltd.	4,106	75,763
Prashkovsky Investments & Construction, Ltd.	318	15,342
Priortech, Ltd. (A)	398	12,040
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	35,804
Sano-Brunos Enterprises, Ltd.	145	16,406
Scope Metals Group, Ltd.	377	19,140
Shikun & Binui, Ltd. (A)	2,404	14,398
Shufersal, Ltd.	4,263	38,554
Summit Real Estate Holdings, Ltd. (A)	2,363	53,961
Tadiran Group, Ltd.	86	13,957
Tel Aviv Stock Exchange, Ltd.	3,160	16,183
Telsys, Ltd.	149	7,838
Tera Light, Ltd. (A)	1,766	3,931
Tiv Taam Holdings 1, Ltd.	3,848	10,716
Tremor International, Ltd. (A)	2,825	21,780
YH Dimri Construction & Development, Ltd.	285	26,392
		2,420,670
Italy - 3.3%
A2A SpA	85,615	146,640
ACEA SpA	2,494	45,793
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Anima Holding SpA (D)	14,880	$66,388
Aquafil SpA (A)	969	7,034
Arnoldo Mondadori Editore SpA (A)	12,613	27,812
Ascopiave SpA	4,243	16,082
Avio SpA	877	10,286
Azimut Holding SpA	6,169	143,020
Banca Generali SpA (A)	3,053	112,962
Banca IFIS SpA	1,607	32,857
Banca Mediolanum SpA	6,876	58,430
Banca Popolare di Sondrio SpA	25,315	103,386
Banca Profilo SpA	24,032	5,867
Banco BPM SpA	92,714	273,105
Banco di Desio e della Brianza SpA	2,610	8,827
BFF Bank SpA (D)	8,562	63,557
BPER Banca	48,081	83,860
Brembo SpA	7,094	78,975
Brunello Cucinelli SpA (A)	1,411	82,087
Buzzi Unicem SpA	4,670	86,420
Cairo Communication SpA	4,712	11,672
Carel Industries SpA (D)	1,196	30,529
Cementir Holding NV	4,165	31,430
CIR SpA-Compagnie Industriali (A)	60,979	27,448
Credito Emiliano SpA	6,238	41,012
Danieli & C Officine Meccaniche SpA	788	17,184
Danieli & C Officine Meccaniche SpA, Savings Shares	2,118	33,646
De' Longhi SpA	2,969	80,316
DeA Capital SpA (A)	4,665	6,981
doValue SpA (D)	1,965	16,546
Enav SpA (A)(D)	5,063	23,348
ERG SpA	2,919	96,803
Esprinet SpA	2,412	25,443
Eurotech SpA (A)	1,562	6,582
Fincantieri SpA (A)(B)	18,635	12,820
Garofalo Health Care SpA (A)	1,776	9,423
Geox SpA (A)(B)	8,390	8,266
Gruppo MutuiOnline SpA	1,697	60,475
Hera SpA	41,143	151,578
Illimity Bank SpA (A)	3,374	43,952
IMMSI SpA (A)	6,756	3,308
Iren SpA	30,720	81,382
Italgas SpA	24,861	159,496
Italmobiliare SpA	1,039	33,169
Juventus Football Club SpA (A)(B)	58,044	21,010
La Doria SpA	503	9,150
Leonardo SpA (A)	20,706	205,760
Maire Tecnimont SpA	10,323	35,522
MFE-MediaForEurope NV, Class A (A)(B)	18,917	13,262
MFE-MediaForEurope NV, Class B (B)	18,917	21,876
OVS SpA (A)(D)	11,708	25,267
Pharmanutra SpA	268	18,605
Piaggio & C SpA	11,658	32,833
Piovan SpA (D)	884	10,185
Pirelli & C. SpA (D)	17,419	94,516
Prima Industrie SpA (A)	178	3,335
RAI Way SpA (D)	5,678	35,494
Reply SpA	1,027	168,732
Sabaf SpA	338	8,342
SAES Getters SpA	409	9,990
SAES Getters SpA, Savings Shares	538	9,328
Safilo Group SpA (A)	2,378	3,971
Saipem SpA (A)(B)	30,422	38,347
Salvatore Ferragamo SpA (A)	2,452	46,183
Saras SpA (A)	28,012	21,417

119

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Sesa SpA	391	$63,851
Sogefi SpA (A)	3,551	3,394
SOL SpA	2,802	50,990
Tamburi Investment Partners SpA	5,435	53,733
Technogym SpA (D)	6,815	53,730
Tinexta SpA	1,069	31,053
Tod's SpA (A)	590	26,415
Unieuro SpA (D)	1,088	21,050
Unipol Gruppo SpA	22,660	124,290
UnipolSai Assicurazioni SpA	9,024	26,678
Webuild SpA (B)	14,544	25,787
Zignago Vetro SpA	1,669	21,823
		3,802,116
Japan - 22.2%
A&D Company, Ltd. (B)	900	7,073
Access Company, Ltd. (A)	2,300	10,821
Achilles Corp.	1,000	10,347
Adastria Company, Ltd.	920	14,426
ADEKA Corp.	4,700	103,231
Ad-sol Nissin Corp. (B)	800	10,771
Advan Group Company, Ltd.	1,000	7,352
Aeon Delight Company, Ltd.	800	19,881
Aeon Fantasy Company, Ltd.	400	6,292
AEON Financial Service Company, Ltd.	2,900	28,739
Aeon Hokkaido Corp.	1,800	16,541
Aeria, Inc. (B)	700	2,164
Ai Holdings Corp.	1,900	26,481
Aica Kogyo Company, Ltd.	1,800	43,773
Aichi Corp.	3,200	23,041
Aichi Steel Corp.	700	13,733
Aichi Tokei Denki Company, Ltd.	900	11,469
Aida Engineering, Ltd.	4,500	38,695
Aiful Corp.	15,500	45,291
Ain Holdings, Inc.	1,100	57,158
Aiphone Company, Ltd.	600	10,046
Airport Facilities Company, Ltd.	1,200	5,316
Aisan Industry Company, Ltd.	2,500	14,821
Aizawa Securities Group Company, Ltd.	2,400	14,361
Akatsuki, Inc.	400	9,452
Akebono Brake Industry Company, Ltd. (A)	9,400	12,025
Albis Company, Ltd.	500	9,149
Alconix Corp.	1,600	18,201
Alpen Company, Ltd.	1,100	18,372
Alps Alpine Company, Ltd.	10,900	107,317
Altech Corp.	1,100	16,875
Amano Corp.	2,200	39,340
Amuse, Inc.	400	6,395
Amvis Holdings, Inc.	600	23,650
Anest Iwata Corp.	1,800	12,183
Anicom Holdings, Inc.	3,700	19,602
Anritsu Corp. (B)	5,700	72,178
AOKI Holdings, Inc.	3,100	14,696
Aoyama Trading Company, Ltd.	2,500	13,736
Aoyama Zaisan Networks Company, Ltd.	1,100	11,084
Aozora Bank, Ltd. (B)	1,300	27,390
Arakawa Chemical Industries, Ltd.	1,400	12,204
Arata Corp.	700	20,837
Arcland Service Holdings Company, Ltd. (B)	1,000	17,836
Arcs Company, Ltd.	2,125	36,846
Arealink Company, Ltd.	500	5,491
Argo Graphics, Inc.	1,000	24,972
Arisawa Manufacturing Company, Ltd.	2,900	22,642
ARTERIA Networks Corp.	1,600	17,132
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
ArtSpark Holdings, Inc.	3,200	$21,814
Aruhi Corp. (B)	1,800	14,650
As One Corp.	700	41,305
Asahi Company, Ltd.	800	8,691
Asahi Diamond Industrial Company, Ltd.	3,900	18,771
Asahi Holdings, Inc.	3,600	66,576
Asahi Yukizai Corp.	1,200	19,600
Asanuma Corp.	700	28,570
Asia Pile Holdings Corp.	3,300	11,515
ASKA Pharmaceutical Holdings Company, Ltd.	1,600	16,476
ASKUL Corp.	2,000	26,253
Atrae, Inc. (A)	600	9,371
Atsugi Company, Ltd. (A)	1,200	5,975
Autobacs Seven Company, Ltd.	3,000	32,990
Aval Data Corp.	600	15,217
Avant Corp.	900	9,901
Avex, Inc.	900	9,793
Axell Corp.	100	863
Axial Retailing, Inc.	800	20,951
Bando Chemical Industries, Ltd.	2,500	18,004
Bank of the Ryukyus, Ltd.	3,000	19,466
Belc Company, Ltd.	500	22,218
Bell System24 Holdings, Inc.	2,400	26,938
Belluna Company, Ltd.	3,300	19,530
Benesse Holdings, Inc.	3,700	67,886
Bengo4.com, Inc. (A)(B)	300	9,551
Bic Camera, Inc.	3,500	31,014
BML, Inc.	1,000	25,227
Bourbon Corp.	500	9,244
Br. Holdings Corp.	2,300	6,019
BrainPad, Inc. (A)	900	9,516
Broadleaf Company, Ltd.	4,600	13,826
Bunka Shutter Company, Ltd.	5,000	40,201
Business Brain Showa-Ota, Inc.	700	8,472
C Uyemura & Company, Ltd.	800	37,305
CAC Holdings Corp.	900	10,352
Can Do Company, Ltd. (B)	90	1,646
Canon Electronics, Inc.	1,700	22,258
Carenet, Inc.	1,200	8,377
Carlit Holdings Company, Ltd.	2,100	11,321
Cawachi, Ltd. (B)	900	16,547
CellSource Company, Ltd. (A)	600	14,235
Central Automotive Products, Ltd.	500	10,252
Central Glass Company, Ltd.	1,900	32,337
Central Security Patrols Company, Ltd.	700	14,313
Central Sports Company, Ltd.	600	11,467
Ceres, Inc.	600	7,915
Charm Care Corp. KK	1,000	9,013
Chilled & Frozen Logistics Holdings Company, Ltd.	1,600	15,706
Chino Corp. (B)	400	5,293
Chiyoda Company, Ltd.	800	4,819
Chiyoda Corp. (A)	9,100	34,813
Chiyoda Integre Company, Ltd.	800	13,781
Chofu Seisakusho Company, Ltd.	1,700	27,662
Chori Company, Ltd.	1,200	17,234
Chubu Shiryo Company, Ltd.	2,000	16,126
Chudenko Corp.	1,900	32,108
Chuetsu Pulp & Paper Company, Ltd.	500	3,879
Chugai Ro Company, Ltd.	500	6,553
Chugoku Marine Paints, Ltd.	4,000	29,547
CI Takiron Corp.	3,000	13,344
Citizen Watch Company, Ltd.	16,000	67,796
CKD Corp.	2,400	36,620

120

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Cleanup Corp.	2,100	$9,096
CMIC Holdings Company, Ltd.	1,200	14,987
CMK Corp.	3,700	18,619
COLOPL, Inc.	3,200	16,623
Colowide Company, Ltd. (B)	2,500	36,281
Computer Engineering & Consulting, Ltd.	1,800	18,825
Comture Corp.	1,000	25,166
CONEXIO Corp.	1,300	14,901
COOKPAD, Inc. (A)	2,700	6,514
Corona Corp.	300	2,093
Cosel Company, Ltd.	1,200	7,891
Cosmo Energy Holdings Company, Ltd.	2,900	62,121
Cota Company, Ltd.	532	6,189
CRE, Inc.	800	11,715
Create Restaurants Holdings, Inc.	2,500	14,781
Create SD Holdings Company, Ltd.	1,700	44,613
Credit Saison Company, Ltd.	8,100	85,951
Cresco, Ltd.	800	12,805
CROOZ, Inc. (A)	600	3,699
CTS Company, Ltd.	1,900	13,054
Curves Holdings Company, Ltd.	2,000	11,516
Cybozu, Inc.	900	10,137
Dai Nippon Toryo Company, Ltd.	1,200	7,691
Daibiru Corp.	600	10,781
Daicel Corp. (B)	9,100	60,658
Dai-Dan Company, Ltd.	1,000	17,148
Daido Metal Company, Ltd.	1,900	8,840
Daido Steel Company, Ltd.	1,300	39,071
Daidoh, Ltd. (A)	2,000	2,297
Daihen Corp.	1,100	37,884
Daiho Corp. (B)	800	29,578
Daiichi Jitsugyo Company, Ltd.	400	13,998
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	14,757
Daiken Corp.	1,000	17,724
Daiken Medical Company, Ltd.	400	1,668
Daiki Aluminium Industry Company, Ltd. (B)	3,000	38,356
Daikoku Denki Company, Ltd.	800	7,929
Daikokutenbussan Company, Ltd. (B)	300	12,731
Daikyonishikawa Corp.	1,900	8,377
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	300	5,041
Daiseki Company, Ltd.	2,160	81,245
Daishi Hokuetsu Financial Group, Inc.	2,200	44,823
Daishinku Corp.	1,600	15,572
Daito Pharmaceutical Company, Ltd.	700	16,355
Daitron Company, Ltd.	600	9,227
Daiwa Industries, Ltd.	2,000	17,758
Daiwabo Holdings Company, Ltd.	4,000	53,609
DCM Holdings Company, Ltd.	6,500	56,108
DeNA Company, Ltd.	4,300	65,322
Densan System Holdings Company, Ltd.	700	14,779
Denyo Company, Ltd.	900	12,035
Dexerials Corp.	3,500	94,431
DIC Corp.	2,000	40,866
Digital Arts, Inc.	700	42,089
Digital Garage, Inc.	1,600	59,775
Digital Hearts Holdings Company, Ltd.	900	13,086
Digital Holdings, Inc.	600	6,825
Dip Corp.	1,500	40,911
Direct Marketing MiX, Inc.	900	13,413
DKK Company, Ltd.	1,000	18,440
DKS Company, Ltd.	400	9,007
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
DMG Mori Company, Ltd.	4,600	$62,312
Doshisha Company, Ltd.	1,700	20,784
Doutor Nichires Holdings Company, Ltd.	2,300	28,660
Dowa Holdings Company, Ltd.	300	13,711
DTS Corp.	1,800	39,355
Duskin Company, Ltd.	2,100	46,173
DyDo Group Holdings, Inc.	700	26,991
Eagle Industry Company, Ltd.	2,200	17,516
Earth Corp.	800	36,449
Ebara Jitsugyo Company, Ltd.	800	16,066
Ebase Company, Ltd.	1,200	5,572
EDION Corp. (B)	5,000	46,423
EF-ON, Inc.	1,500	7,214
eGuarantee, Inc.	1,300	21,662
E-Guardian, Inc.	900	22,298
Eiken Chemical Company, Ltd.	1,800	25,399
Eizo Corp.	800	23,416
Elan Corp.	2,800	24,644
Elecom Company, Ltd.	1,600	19,218
Elematec Corp.	1,400	11,899
Enigmo, Inc.	2,400	12,672
en-japan, Inc.	1,200	28,772
Enplas Corp.	600	13,276
eRex Company, Ltd.	1,900	26,825
ES-Con Japan, Ltd.	1,500	10,009
ESPEC Corp.	1,600	25,609
Exedy Corp.	1,900	24,409
Ezaki Glico Company, Ltd.	1,900	57,976
FAN Communications, Inc.	2,000	7,094
FCC Company, Ltd.	2,200	24,090
FDK Corp. (A)(B)	1,100	7,762
Feed One Company, Ltd.	1,600	8,771
Ferrotec Holdings Corp.	1,600	35,582
FIDEA Holdings Company, Ltd.	2,140	22,183
Fields Corp.	1,500	10,981
Financial Products Group Company, Ltd.	1,800	12,641
Fixstars Corp.	2,000	13,539
Foster Electric Company, Ltd.	2,100	12,364
France Bed Holdings Company, Ltd.	2,200	15,567
Fronteo, Inc. (B)	1,900	31,050
Fudo Tetra Corp.	1,080	13,442
Fuji Company, Ltd.	1,400	26,548
Fuji Corp. (Aichi)	2,600	46,894
Fuji Corp., Ltd.	1,300	6,559
Fuji Kyuko Company, Ltd.	900	28,673
Fuji Media Holdings, Inc.	2,000	19,151
Fuji Oil Company, Ltd. (A)	4,400	9,549
Fuji Oil Holdings, Inc.	2,500	40,539
Fuji Pharma Company, Ltd.	1,400	11,255
Fuji Seal International, Inc.	2,100	28,712
Fuji Soft, Inc.	900	45,173
Fujibo Holdings, Inc.	700	19,752
Fujicco Company, Ltd.	1,500	23,725
Fujikura Kasei Company, Ltd.	2,000	7,464
Fujikura, Ltd. (A)	11,000	55,676
Fujimi, Inc.	500	27,238
Fujimori Kogyo Company, Ltd.	800	24,412
Fujisash Company, Ltd.	4,900	2,888
Fujitec Company, Ltd.	1,900	48,789
Fujitsu General, Ltd.	1,800	35,024
Fujiya Company, Ltd.	500	9,970
Fukuda Corp.	200	7,369
Fukuda Denshi Company, Ltd.	500	31,944
Fukui Computer Holdings, Inc.	300	7,946
Fukushima Galilei Company, Ltd.	500	15,662

121

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fukuyama Transporting Company, Ltd.	1,000	$29,782
FULLCAST Holdings Company, Ltd.	1,000	21,292
Funai Soken Holdings, Inc.	1,800	32,404
Furukawa Company, Ltd.	1,900	19,978
Furukawa Electric Company, Ltd.	3,400	60,275
Furuno Electric Company, Ltd.	2,400	19,877
Furyu Corp. (B)	1,300	11,675
Fuso Chemical Company, Ltd.	1,000	36,744
Fuso Pharmaceutical Industries, Ltd.	500	8,944
Futaba Corp.	1,600	8,596
Futaba Industrial Company, Ltd.	3,400	10,092
Future Corp.	2,400	33,827
Fuyo General Lease Company, Ltd.	900	51,310
G-7 Holdings, Inc.	2,000	26,984
Gakken Holdings Company, Ltd.	1,600	12,481
Gecoss Corp.	400	2,624
Genki Sushi Company, Ltd. (B)	500	10,417
Genky DrugStores Company, Ltd.	600	22,231
Geo Holdings Corp.	2,700	27,685
Giftee, Inc. (A)	600	6,213
GLOBERIDE, Inc. (B)	1,200	28,285
Glory, Ltd.	2,100	35,489
GMO Financial Holdings, Inc.	1,600	10,739
GMO GlobalSign Holdings KK	500	25,089
GNI Group, Ltd. (A)	2,100	23,713
Goldcrest Company, Ltd.	990	13,652
Golf Digest Online, Inc.	800	6,456
Gremz, Inc.	800	14,638
GS Yuasa Corp.	3,000	56,997
G-Tekt Corp.	1,200	12,498
Gun-Ei Chemical Industry Company, Ltd.	400	9,792
GungHo Online Entertainment, Inc.	2,000	42,466
Gunze, Ltd.	800	24,412
H.U. Group Holdings, Inc.	2,200	52,250
H2O Retailing Corp.	4,900	33,849
Hagihara Industries, Inc.	800	7,379
Hagiwara Electric Holdings Company, Ltd.	500	8,251
Hakuto Company, Ltd.	1,300	25,844
Halows Company, Ltd.	600	14,877
Hamakyorex Company, Ltd.	1,000	23,381
Hanwa Company, Ltd.	1,600	42,187
Happinet Corp.	1,000	12,336
Hazama Ando Corp.	10,090	74,568
Heiwa Corp.	2,700	40,217
Heiwa Real Estate Company, Ltd.	1,500	48,579
Heiwado Company, Ltd.	2,000	31,018
Hennge KK (A)(B)	1,000	7,654
Hibiya Engineering, Ltd.	1,500	22,513
HI-LEX Corp.	600	5,868
Hinokiya Group Company, Ltd.	300	5,785
Hioki EE Corp.	500	28,544
Hirano Tecseed Company, Ltd.	1,100	18,562
Hirata Corp.	500	21,918
Hirogin Holdings, Inc.	13,500	71,136
Hiroshima Gas Company, Ltd.	4,900	13,463
Hisaka Works, Ltd.	2,000	12,985
Hitachi Zosen Corp.	9,000	54,656
Hochiki Corp.	600	6,054
Hodogaya Chemical Company, Ltd.	700	25,009
Hogy Medical Company, Ltd.	800	21,174
Hokkaido Electric Power Company, Inc.	11,100	43,972
Hokkaido Gas Company, Ltd.	600	7,239
Hokkan Holdings, Ltd.	1,000	10,667
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hokko Chemical Industry Company, Ltd.	700	$5,338
Hokkoku Financial Holdings, Inc.	1,500	37,456
Hokuetsu Corp. (B)	7,900	44,824
Hokuetsu Industries Company, Ltd.	2,000	14,296
Hokuhoku Financial Group, Inc.	5,900	42,848
Hokuriku Electric Power Company	9,400	40,928
Hokuto Corp.	1,600	24,992
H-One Company, Ltd.	1,000	4,963
Honeys Holdings Company, Ltd.	1,350	11,524
Hoosiers Holdings	3,400	18,116
Horiba, Ltd.	200	10,898
Hosiden Corp.	3,900	36,802
Hosokawa Micron Corp.	1,000	21,818
HS Holdings Company, Ltd.	1,000	10,623
IBJ, Inc.	1,800	11,714
Ichigo, Inc.	15,700	40,384
Ichikoh Industries, Ltd.	2,300	7,709
Ichinen Holdings Company, Ltd.	1,900	20,211
Ichiyoshi Securities Company, Ltd.	2,800	14,148
Icom, Inc.	500	10,100
IDEC Corp.	1,600	33,404
IDOM, Inc.	3,900	23,192
Iino Kaiun Kaisha, Ltd.	7,300	48,928
IJTT Company, Ltd.	1,200	5,261
Ikegami Tsushinki Company, Ltd.	400	2,064
I'll, Inc.	1,100	13,879
Imasen Electric Industrial	500	2,449
Imuraya Group Company, Ltd.	300	5,554
Inaba Denki Sangyo Company, Ltd.	2,700	54,756
Inaba Seisakusho Company, Ltd.	200	2,165
Inabata & Company, Ltd.	2,000	33,730
Inageya Company, Ltd.	900	9,948
Ines Corp.	900	11,986
i-Net Corp.	900	9,387
Infocom Corp.	1,000	17,210
Infomart Corp.	8,700	46,452
Information Services International-Dentsu, Ltd.	1,400	44,590
INFRONEER Holdings, Inc.	6,468	55,202
Insource Company, Ltd.	600	11,336
Intage Holdings, Inc.	1,700	23,769
I-PEX, Inc.	500	5,960
IR Japan Holdings, Ltd.	400	14,095
Iriso Electronics Company, Ltd.	1,000	27,139
Iseki & Company, Ltd.	1,200	12,678
Ishihara Sangyo Kaisha, Ltd.	2,100	18,334
ITFOR, Inc.	1,000	6,414
ITmedia, Inc.	900	13,156
Itochu Enex Company, Ltd.	3,800	31,955
Itochu-Shokuhin Company, Ltd.	300	11,942
Itoham Yonekyu Holdings, Inc.	5,100	27,085
Itoki Corp.	2,100	5,957
IwaiCosmo Holdings, Inc.	900	9,789
Izumi Company, Ltd.	1,400	36,861
J Front Retailing Company, Ltd.	6,100	49,486
J Trust Company, Ltd.	4,900	14,037
JAC Recruitment Company, Ltd.	1,200	18,126
Jaccs Company, Ltd.	1,600	40,141
JAFCO Group Company, Ltd.	4,200	64,019
JANOME Corp.	1,200	7,203
Japan Aviation Electronics Industry, Ltd.	3,000	48,597
Japan Cash Machine Company, Ltd.	700	3,839
Japan Elevator Service Holdings Company, Ltd.	2,200	28,479
Japan Investment Adviser Company, Ltd.	1,000	9,999

122

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Lifeline Company, Ltd.	2,600	$21,739
Japan Material Company, Ltd.	3,700	52,154
Japan Medical Dynamic Marketing, Inc.	900	12,034
Japan Petroleum Exploration Company, Ltd.	2,000	42,122
Japan Property Management Center Company, Ltd.	800	6,707
Japan Pulp & Paper Company, Ltd.	600	19,081
Japan Securities Finance Company, Ltd.	5,500	41,335
Japan Transcity Corp.	3,100	15,294
Jastec Company, Ltd.	400	3,615
JBCC Holdings, Inc.	1,200	15,204
JCR Pharmaceuticals Company, Ltd.	600	11,035
JCU Corp.	1,300	43,838
JGC Holdings Corp.	10,700	127,892
Jimoto Holdings, Inc.	980	4,972
JINS Holdings, Inc.	800	37,716
JINUSHI Company, Ltd.	1,100	16,975
JM Holdings Company, Ltd.	600	8,571
JMS Company, Ltd.	500	2,492
J-Oil Mills, Inc.	1,200	15,790
Joshin Denki Company, Ltd.	1,100	17,269
Joyful Honda Company, Ltd.	1,900	23,242
JSB Company, Ltd.	400	11,247
JSP Corp. (B)	800	10,036
Juki Corp.	1,400	9,526
Juroku Financial Group, Inc.	1,700	30,103
JVCKenwood Corp.	9,070	13,153
K&O Energy Group, Inc.	800	10,997
Kaga Electronics Company, Ltd.	1,100	29,075
Kagome Company, Ltd.	500	12,776
Kaken Pharmaceutical Company, Ltd.	1,300	41,341
Kakiyasu Honten Company, Ltd.	500	9,953
Kamakura Shinsho, Ltd.	1,200	6,146
Kameda Seika Company, Ltd.	700	22,816
Kamei Corp.	2,000	16,463
Kamigumi Company, Ltd.	700	12,565
Kanaden Corp.	1,100	8,928
Kanagawa Chuo Kotsu Company, Ltd.	700	19,917
Kanamic Network Company, Ltd.	600	2,557
Kanamoto Company, Ltd.	1,900	31,044
Kandenko Company, Ltd.	4,700	32,065
Kaneka Corp.	1,800	51,994
Kanematsu Corp.	3,500	38,287
Kanematsu Electronics, Ltd.	700	21,927
Kanto Denka Kogyo Company, Ltd.	2,000	17,554
Kasai Kogyo Company, Ltd. (A)	1,000	2,272
Katakura Industries Company, Ltd. (A)	1,700	31,018
Kato Sangyo Company, Ltd.	1,100	28,493
Kato Works Company, Ltd.	400	2,556
Kawada Technologies, Inc.	200	5,908
KeePer Technical Laboratory Company, Ltd.	500	10,064
Keihanshin Building Company, Ltd.	2,000	24,494
Keiyo Company, Ltd.	3,400	24,744
Kenko Mayonnaise Company, Ltd.	900	10,219
KFC Holdings Japan, Ltd. (B)	1,500	34,905
KH Neochem Company, Ltd.	900	20,192
Kimoto Company, Ltd.	3,000	5,319
Kintetsu World Express, Inc.	1,600	40,939
Kissei Pharmaceutical Company, Ltd.	1,100	22,928
Ki-Star Real Estate Company, Ltd.	600	25,604
Kitanotatsujin Corp.	3,300	6,035
Kito Corp.	800	11,592
Kitz Corp.	4,600	25,773
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
KLab, Inc. (A)	2,100	$7,611
Koa Corp.	1,700	19,767
Koatsu Gas Kogyo Company, Ltd.	3,000	16,189
Kobe Electric Railway Company, Ltd. (A)	300	8,090
Kobe Steel, Ltd.	13,000	62,523
Kohnan Shoji Company, Ltd.	1,200	34,300
Kojima Company, Ltd. (B)	3,000	14,080
Kokuyo Company, Ltd.	3,800	50,034
KOMEDA Holdings Company, Ltd.	2,600	43,340
Komeri Company, Ltd.	1,500	32,250
Komori Corp.	3,700	21,969
Kondotec, Inc. (B)	1,300	10,815
Konica Minolta, Inc. (B)	21,700	91,091
Konishi Company, Ltd.	2,200	28,084
Konoike Transport Company, Ltd.	2,600	24,431
Krosaki Harima Corp.	400	13,481
K's Holdings Corp.	7,300	75,243
Kumagai Gumi Company, Ltd.	1,800	39,843
Kumiai Chemical Industry Company, Ltd.	3,400	24,511
Kurabo Industries, Ltd.	1,600	22,913
Kureha Corp.	800	63,764
Kurimoto, Ltd.	1,000	12,874
Kusuri no Aoki Holdings Company, Ltd.	700	38,954
KYB Corp.	1,000	24,216
Kyodo Printing Company, Ltd.	500	11,283
Kyoei Steel, Ltd.	1,800	19,624
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	26,043
Kyokuto Securities Company, Ltd.	2,300	13,778
Kyokuyo Company, Ltd.	700	19,074
KYORIN Holdings, Inc.	1,900	27,589
Kyosan Electric Manufacturing Company, Ltd.	2,000	7,129
Kyudenko Corp.	1,700	39,748
Kyushu Financial Group, Inc.	20,200	66,041
LAC Company, Ltd. (B)	1,400	10,477
Lacto Japan Company, Ltd.	800	13,660
LEC, Inc.	1,600	11,496
Life Corp.	800	20,590
LIFULL Company, Ltd.	3,800	7,642
Link And Motivation, Inc.	2,300	10,163
Lintec Corp.	1,900	37,679
Litalico, Inc.	600	13,842
Locondo, Inc. (A)	400	3,630
M&A Capital Partners Company, Ltd. (A)	600	21,284
Mabuchi Motor Company, Ltd.	2,300	71,599
Macnica Fuji Electronics Holdings, Inc.	2,650	56,676
Macromill, Inc.	2,300	21,935
Maeda Kosen Company, Ltd.	1,100	28,875
Maezawa Kasei Industries Company, Ltd.	1,100	11,487
Maezawa Kyuso Industries Company, Ltd.	1,800	14,313
Makino Milling Machine Company, Ltd.	1,200	37,831
Management Solutions Company, Ltd. (A)	1,300	39,495
Mandom Corp.	1,600	17,134
Mani, Inc.	3,200	38,172
MarkLines Company, Ltd.	400	9,375
Mars Group Holdings Corp.	700	9,717
Marubun Corp.	200	1,158
Marudai Food Company, Ltd.	1,600	19,419
Maruha Nichiro Corp.	1,500	29,370

123

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Maruichi Steel Tube, Ltd.	2,200	$49,588
Marusan Securities Company, Ltd.	4,700	19,084
Maruwa Company, Ltd.	300	39,751
Maruwa Unyu Kikan Company, Ltd. (B)	1,100	10,061
Maruzen Company, Ltd.	800	11,572
Maruzen Showa Unyu Company, Ltd.	800	20,672
Marvelous, Inc.	1,400	8,251
Matsuda Sangyo Company, Ltd.	1,400	28,166
Matsui Securities Company, Ltd.	4,900	32,260
Max Company, Ltd.	2,000	27,755
Maxell, Ltd.	2,200	21,538
Maxvalu Tokai Company, Ltd.	1,100	23,170
MCJ Company, Ltd.	3,200	24,349
Mebuki Financial Group, Inc.	18,000	37,483
MEC Company, Ltd.	1,500	40,756
Media Do Company, Ltd. (B)	600	12,422
Medical Data Vision Company, Ltd.	1,700	16,497
Medikit Company, Ltd.	500	9,551
MedPeer, Inc. (A)	600	19,343
Megachips Corp.	1,100	33,698
Megmilk Snow Brand Company, Ltd.	1,800	29,238
Meidensha Corp.	1,800	37,229
Meiko Electronics Company, Ltd.	1,200	39,176
Meisei Industrial Company, Ltd.	3,000	16,921
Meitec Corp.	1,300	70,423
Meito Sangyo Company, Ltd.	900	11,737
Melco Holdings, Inc.	500	15,966
Members Company, Ltd.	400	10,390
Menicon Company, Ltd.	2,400	57,428
METAWATER Company, Ltd.	1,600	26,118
Micronics Japan Company, Ltd.	2,100	28,418
Midac Holdings Company, Ltd.	500	11,085
Mie Kotsu Group Holdings, Inc.	3,700	13,796
Milbon Company, Ltd.	1,112	49,823
Mimasu Semiconductor Industry Company, Ltd.	1,400	29,053
Ministop Company, Ltd.	1,100	13,080
Mirainovate Company, Ltd. (B)	3,300	4,663
Mirait Holdings Corp.	4,240	67,466
Miroku Jyoho Service Company, Ltd.	700	8,115
Mitani Corp.	2,000	30,331
Mitani Sekisan Company, Ltd.	600	32,669
Mito Securities Company, Ltd.	6,300	14,113
Mitsuba Corp.	2,300	6,909
Mitsubishi Logisnext Company, Ltd.	1,000	7,567
Mitsubishi Logistics Corp.	1,600	39,588
Mitsubishi Materials Corp.	1,900	33,242
Mitsubishi Paper Mills, Ltd.	2,600	6,649
Mitsubishi Pencil Company, Ltd.	1,500	15,500
Mitsubishi Research Institute, Inc.	500	16,339
Mitsubishi Shokuhin Company, Ltd.	600	14,777
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	9,187
Mitsuboshi Belting, Ltd.	1,000	16,532
Mitsui DM Sugar Holdings Company, Ltd.	1,000	15,751
Mitsui E&S Holdings Company, Ltd. (A)	4,600	13,697
Mitsui Matsushima Holdings Company, Ltd. (B)	1,000	15,573
Mitsui Mining & Smelting Company, Ltd.	2,500	68,307
Mitsui-Soko Holdings Company, Ltd.	1,700	34,771
Mitsuuroko Group Holdings Company, Ltd.	3,200	26,989
Mixi, Inc.	1,800	32,306
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mizuho Leasing Company, Ltd.	1,400	$34,018
Mizuno Corp.	1,400	24,116
Mochida Pharmaceutical Company, Ltd.	900	27,478
Modec, Inc.	1,700	17,654
Monex Group, Inc. (B)	8,000	42,372
Morinaga & Company, Ltd.	1,700	52,982
Morinaga Milk Industry Company, Ltd.	500	21,390
Morita Holdings Corp.	2,200	22,216
Morningstar Japan KK	1,300	6,211
MrMax Holdings, Ltd.	1,700	8,121
MTG Company, Ltd. (B)	1,300	16,190
m-up Holdings, Inc.	2,000	16,806
Musashi Seimitsu Industry Company, Ltd.	2,600	31,935
Nachi-Fujikoshi Corp.	600	20,482
Nafco Company, Ltd.	1,100	15,333
Nagano Keiki Company, Ltd.	1,800	18,400
Nagase & Company, Ltd.	5,100	75,668
Nagatanien Holdings Company, Ltd.	1,000	15,831
Nagawa Company, Ltd. (B)	300	24,569
Nakamuraya Company, Ltd.	300	7,731
Nakanishi, Inc.	3,100	57,163
Nakayama Steel Works, Ltd.	1,100	3,997
Namura Shipbuilding Company, Ltd. (A)	3,252	8,639
Nankai Electric Railway Company, Ltd.	4,600	88,755
Natori Company, Ltd.	700	11,172
NEC Capital Solutions, Ltd.	800	13,548
NEC Networks & System Integration Corp.	2,100	30,565
NET One Systems Company, Ltd.	3,200	74,549
Neturen Company, Ltd.	2,300	11,077
Nextage Company, Ltd.	2,300	41,558
NHK Spring Company, Ltd.	9,100	65,459
Nice Corp.	600	9,595
Nichias Corp.	2,400	49,414
Nichiban Company, Ltd.	700	9,731
Nichicon Corp.	3,400	32,566
Nichiden Corp.	600	10,565
Nichiha Corp.	1,200	24,540
Nichi-iko Pharmaceutical Company, Ltd. (A)	3,100	19,727
Nichireki Company, Ltd.	2,000	20,149
Nichirin Company, Ltd.	1,040	13,180
Nihon Chouzai Company, Ltd.	800	8,703
Nihon Flush Company, Ltd.	1,000	8,052
Nihon House Holdings Company, Ltd.	1,000	3,698
Nihon Kagaku Sangyo Company, Ltd.	1,000	9,641
Nihon Nohyaku Company, Ltd.	4,000	19,928
Nihon Parkerizing Company, Ltd.	3,900	29,570
Nihon Tokushu Toryo Company, Ltd.	1,000	6,847
Nikkiso Company, Ltd.	2,100	15,703
Nikkon Holdings Company, Ltd.	2,900	48,393
Nippn Corp.	2,700	36,767
Nippon Air Conditioning Services Company, Ltd.	1,600	10,375
Nippon Beet Sugar Manufacturing Company, Ltd.	900	11,881
Nippon Carbon Company, Ltd.	500	17,132
Nippon Chemical Industrial Company, Ltd.	700	13,778
Nippon Chemi-Con Corp. (A)	1,100	16,902
Nippon Coke & Engineering Company, Ltd.	18,000	21,169
Nippon Concrete Industries Company, Ltd.	2,600	6,183

124

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Denko Company, Ltd.	6,530	$17,972
Nippon Densetsu Kogyo Company, Ltd.	2,100	27,096
Nippon Electric Glass Company, Ltd.	3,800	84,053
Nippon Fine Chemical Company, Ltd. (B)	800	14,463
Nippon Gas Company, Ltd.	5,400	65,896
Nippon Hume Corp.	2,000	11,301
Nippon Kanzai Company, Ltd.	400	9,238
Nippon Kayaku Company, Ltd.	5,300	50,104
Nippon Kodoshi Corp. (B)	800	14,374
Nippon Koei Company, Ltd.	1,000	24,443
Nippon Light Metal Holdings Company, Ltd.	2,820	39,426
Nippon Paper Industries Company, Ltd. (B)	4,600	39,126
Nippon Parking Development Company, Ltd.	8,400	10,574
Nippon Pillar Packing Company, Ltd.	1,500	37,431
Nippon Rietec Company, Ltd.	300	3,152
Nippon Seiki Company, Ltd.	3,000	20,915
Nippon Sharyo, Ltd.	600	10,689
Nippon Shokubai Company, Ltd.	800	34,756
Nippon Signal Company, Ltd.	3,000	21,631
Nippon Soda Company, Ltd.	1,200	33,011
Nippon Steel Trading Corp.	972	42,075
Nippon Suisan Kaisha, Ltd.	13,000	58,240
Nippon Thompson Company, Ltd.	4,700	20,588
Nippon Yakin Kogyo Company, Ltd.	1,000	22,854
Nipro Corp.	6,000	50,175
Nishikawa Rubber Company, Ltd.	800	8,851
Nishimatsu Construction Company, Ltd.	2,300	69,057
Nishimatsuya Chain Company, Ltd.	1,600	20,574
Nishi-Nippon Financial Holdings, Inc.	7,000	43,068
Nishi-Nippon Railroad Company, Ltd.	3,000	65,740
Nishio Rent All Company, Ltd.	800	18,263
Nissan Shatai Company, Ltd.	3,400	15,422
Nissei ASB Machine Company, Ltd.	500	12,665
Nissei Plastic Industrial Company, Ltd.	1,600	13,176
Nissha Company, Ltd.	2,300	27,104
Nisshinbo Holdings, Inc.	6,168	53,416
Nissin Corp.	1,400	18,666
Nissin Electric Company, Ltd.	3,400	40,810
Nissin Sugar Company, Ltd.	1,100	15,221
Nisso Corp.	2,400	14,731
Nitta Corp.	1,300	29,314
Nittan Valve Company, Ltd.	1,200	2,767
Nittetsu Mining Company, Ltd.	300	17,303
Nitto Boseki Company, Ltd.	800	18,383
Nitto Kogyo Corp.	1,600	20,585
Nitto Kohki Company, Ltd.	1,000	12,706
Nitto Seiko Company, Ltd.	1,700	6,987
Noevir Holdings Company, Ltd.	800	32,299
Nohmi Bosai, Ltd.	1,300	20,695
Nojima Corp.	1,600	30,237
NOK Corp.	4,700	43,822
Nomura Micro Science Company, Ltd. (B)	600	20,557
Noritake Company, Ltd.	700	25,444
Noritsu Koki Company, Ltd.	1,000	19,030
Noritz Corp.	2,100	25,145
North Pacific Bank, Ltd.	12,900	25,112
NS Tool Company, Ltd.	800	9,464
NS United Kaiun Kaisha, Ltd.	800	27,310
NSD Company, Ltd.	3,000	53,619
NTN Corp. (A)	18,400	31,934
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Obara Group, Inc. (B)	600	$14,668
Ohsho Food Service Corp.	700	34,380
Oiles Corp.	1,380	17,070
Oisix ra daichi, Inc. (A)	1,200	29,408
Okabe Company, Ltd.	2,600	14,665
Okamoto Industries, Inc.	600	19,155
Okamura Corp.	3,700	36,534
Okasan Securities Group, Inc.	7,000	21,078
Oki Electric Industry Company, Ltd.	4,700	32,409
Okinawa Cellular Telephone Company	400	16,164
Okinawa Financial Group, Inc.	1,140	19,112
OKUMA Corp.	1,100	45,553
Okumura Corp.	1,600	38,836
Okura Industrial Company, Ltd.	800	11,877
Okuwa Company, Ltd.	1,000	7,532
Onoken Company, Ltd.	1,500	18,852
Onward Holdings Company, Ltd.	7,100	14,814
Optex Group Company, Ltd.	800	11,254
Optim Corp. (A)	700	5,816
Optorun Company, Ltd.	1,100	18,885
Organo Corp.	600	49,449
Orient Corp.	17,800	17,993
Oriental Shiraishi Corp.	7,600	14,716
Origin Company, Ltd.	600	5,969
Oro Company, Ltd.	700	13,259
Osaka Organic Chemical Industry, Ltd.	800	19,844
Osaka Soda Company, Ltd.	800	20,389
Osaka Steel Company, Ltd. (B)	700	8,848
Osaki Electric Company, Ltd.	3,000	11,455
OSG Corp.	3,300	50,434
Outsourcing, Inc.	5,800	59,762
Oyo Corp.	1,300	24,456
Pacific Industrial Company, Ltd.	3,000	23,112
Pacific Metals Company, Ltd.	1,100	37,057
PAL GROUP Holdings Company, Ltd.	700	8,889
Paramount Bed Holdings Company, Ltd.	1,600	26,017
Paris Miki Holdings, Inc.	1,100	2,406
Park24 Company, Ltd. (A)	2,400	39,273
Pasona Group, Inc.	1,300	26,014
PC Depot Corp.	1,700	4,198
Penta-Ocean Construction Company, Ltd.	12,400	61,860
PeptiDream, Inc. (A)	2,000	35,542
Pickles Corp.	800	10,618
Pigeon Corp.	2,200	38,690
Pilot Corp.	1,200	51,533
Piolax, Inc.	2,100	26,667
Plenus Company, Ltd.	900	14,822
Poletowin Pitcrew Holdings, Inc.	2,000	18,413
Precision System Science Company, Ltd. (A)	500	1,777
Premier Anti-Aging Company, Ltd. (A)	300	9,089
Premium Group Company, Ltd.	800	26,267
Premium Water Holdings, Inc.	400	7,911
Press Kogyo Company, Ltd.	7,000	21,554
Pressance Corp.	700	10,426
Prestige International, Inc.	5,000	29,519
Prima Meat Packers, Ltd.	1,500	27,014
Pronexus, Inc.	600	5,199
Proto Corp.	400	3,378
PS Mitsubishi Construction Company, Ltd.	2,600	12,439
Punch Industry Company, Ltd.	1,300	5,283
Qol Holdings Company, Ltd.	1,400	13,309
Raccoon Holdings, Inc. (B)	800	8,212
Raito Kogyo Company, Ltd.	2,400	38,318

125

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Raiznext Corp.	3,300	$28,924
Raysum Company, Ltd.	1,600	12,117
Relia, Inc.	2,100	18,223
Rengo Company, Ltd.	8,600	54,935
RENOVA, Inc. (A)(B)	1,400	19,482
Resorttrust, Inc.	3,700	63,085
Restar Holdings Corp.	1,600	25,803
Retail Partners Company, Ltd.	300	3,522
Rheon Automatic Machinery Company, Ltd.	1,500	12,441
Ricoh Leasing Company, Ltd.	800	21,788
Riken Corp.	600	11,975
Riken Keiki Company, Ltd.	400	15,965
Riken Technos Corp.	3,000	11,192
Riken Vitamin Company, Ltd.	1,400	19,237
Rion Company, Ltd.	500	9,528
Riso Kyoiku Company, Ltd.	9,300	28,949
Rock Field Company, Ltd.	1,000	12,144
Rokko Butter Company, Ltd.	600	7,406
Roland Corp.	700	23,100
Roland DG Corp.	900	24,708
Rorze Corp.	400	39,529
Round One Corp.	1,000	10,958
Ryobi, Ltd.	1,400	12,218
Ryoden Corp. (B)	1,500	20,864
Ryosan Company, Ltd.	1,500	26,849
S Foods, Inc.	900	24,148
S&B Foods, Inc.	600	18,119
Sac's Bar Holdings, Inc. (B)	600	2,448
Saibu Gas Holdings Company, Ltd.	1,500	24,483
Saint-Care Holding Corp.	1,900	12,872
Sakai Chemical Industry Company, Ltd.	1,400	22,146
Sakai Moving Service Company, Ltd.	500	17,303
Sakata INX Corp.	3,100	24,501
Sala Corp.	3,000	15,667
SAMTY Company, Ltd.	1,600	28,714
San ju San Financial Group, Inc.	1,700	20,478
San-A Company, Ltd.	900	30,451
San-Ai Oil Company, Ltd.	3,500	26,805
Sangetsu Corp.	2,100	26,241
Sanken Electric Company, Ltd.	400	16,847
Sanki Engineering Company, Ltd.	2,000	22,907
Sankyo Company, Ltd.	1,900	52,691
Sankyo Frontier Company, Ltd.	300	12,228
Sankyo Seiko Company, Ltd.	3,200	13,674
Sankyo Tateyama, Inc.	2,500	13,091
Sankyu, Inc.	500	16,297
Sanoh Industrial Company, Ltd.	1,900	10,795
Sanshin Electronics Company, Ltd.	700	9,182
Sanyo Chemical Industries, Ltd.	600	24,659
Sanyo Denki Company, Ltd.	400	15,995
Sanyo Electric Railway Company, Ltd. (B)	1,600	26,662
Sanyo Shokai, Ltd. (A)	700	4,359
Sanyo Special Steel Company, Ltd.	1,400	24,184
Sanyo Trading Company, Ltd.	1,200	9,660
Sapporo Holdings, Ltd.	2,700	50,888
Sato Holdings Corp.	1,700	23,770
Sawai Group Holdings Company, Ltd.	1,800	65,726
SB Technology Corp.	800	16,464
SBS Holdings, Inc.	900	24,473
Scroll Corp.	2,300	15,595
Seika Corp.	500	6,535
Seikagaku Corp.	1,700	12,153
Seikitokyu Kogyo Company, Ltd.	1,600	9,753
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Seiko Holdings Corp.	1,400	$26,128
Seino Holdings Company, Ltd.	1,000	9,098
Seiren Company, Ltd.	2,700	49,000
Sekisui Jushi Corp.	1,600	23,133
Sekisui Kasei Company, Ltd.	2,500	8,918
Senko Group Holdings Company, Ltd.	4,700	34,423
Senshu Electric Company, Ltd.	300	14,367
Senshu Ikeda Holdings, Inc.	17,200	24,303
Senshukai Company, Ltd.	3,300	10,519
Septeni Holdings Company, Ltd.	4,800	24,915
Seria Company, Ltd.	1,800	40,867
Seven Bank, Ltd. (B)	23,300	45,475
Shibaura Electronics Company, Ltd.	500	30,879
Shibaura Machine Company, Ltd.	1,600	44,496
Shibaura Mechatronics Corp.	300	20,846
Shibuya Corp.	800	15,911
Shikibo, Ltd.	1,100	8,025
Shikoku Chemicals Corp.	3,000	32,785
Shikoku Electric Power Company, Inc.	5,600	36,208
Shima Seiki Manufacturing, Ltd.	1,200	18,247
Shin Nippon Biomedical Laboratories, Ltd.	1,000	13,781
Shinagawa Refractories Company, Ltd.	600	18,577
Shindengen Electric Manufacturing Company, Ltd.	500	12,638
Shin-Etsu Polymer Company, Ltd.	3,000	27,638
Shinko Shoji Company, Ltd.	1,900	14,129
Shinmaywa Industries, Ltd.	2,400	17,746
Shinnihon Corp.	2,500	14,891
Shinoken Group Company, Ltd.	2,000	16,773
Shinwa Company, Ltd.	700	11,241
Ship Healthcare Holdings, Inc.	3,500	56,702
Shizuoka Gas Company, Ltd.	4,500	31,329
SHO-BOND Holdings Company, Ltd.	400	17,403
Shoei Company, Ltd.	1,200	44,718
Shoei Foods Corp.	700	23,378
Shofu, Inc.	600	7,661
Showa Sangyo Company, Ltd.	1,000	21,460
SIGMAXYZ Holdings, Inc.	1,800	16,771
Siix Corp.	1,600	13,839
Sinanen Holdings Company, Ltd.	800	21,592
Sinfonia Technology Company, Ltd.	1,600	17,360
Sinko Industries, Ltd.	1,500	21,166
Sintokogio, Ltd.	3,400	19,121
SKY Perfect JSAT Holdings, Inc.	7,800	26,412
Smaregi, Inc. (A)	400	4,540
SMK Corp.	300	5,470
Snow Peak, Inc. (B)	1,200	32,205
Sodick Company, Ltd.	2,400	15,321
Softcreate Holdings Corp. (B)	700	26,654
Software Service, Inc.	200	10,202
Soken Chemical & Engineering Company, Ltd.	800	10,918
Solasto Corp.	3,200	25,739
Sotetsu Holdings, Inc.	2,400	44,835
Sparx Group Company, Ltd. (B)	7,400	16,528
S-Pool, Inc.	5,000	50,721
SRA Holdings	600	13,621
SRE Holdings Corp. (A)	400	10,939
ST Corp.	700	8,746
St. Marc Holdings Company, Ltd.	800	10,163
Star Mica Holdings Company, Ltd.	1,100	11,856
Star Micronics Company, Ltd.	2,300	28,854
Starts Corp., Inc.	1,900	37,193
Starzen Company, Ltd.	600	9,816

126

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Stella Chemifa Corp.	800	$16,940
Strike Company, Ltd.	700	26,762
Studio Alice Company, Ltd.	900	16,089
Sugimoto & Company, Ltd.	700	11,898
Sumida Corp.	1,600	12,187
Suminoe Textile Company, Ltd.	500	7,750
Sumitomo Bakelite Company, Ltd.	1,200	48,582
Sumitomo Densetsu Company, Ltd.	1,300	23,628
Sumitomo Mitsui Construction Company, Ltd.	6,000	20,440
Sumitomo Osaka Cement Company, Ltd. (B)	1,500	41,117
Sumitomo Riko Company, Ltd.	2,400	11,750
Sumitomo Seika Chemicals Company, Ltd.	500	12,657
Sun Frontier Fudousan Company, Ltd.	2,200	18,846
Suruga Bank, Ltd.	7,000	23,274
SWCC Showa Holdings Company, Ltd.	2,400	36,607
Systena Corp.	10,800	37,855
Syuppin Company, Ltd.	1,200	12,813
T Hasegawa Company, Ltd.	1,600	33,962
T RAD Company, Ltd.	500	10,176
T&K Toka Company, Ltd.	1,600	11,617
Tachibana Eletech Company, Ltd. (B)	1,360	18,278
Tachi-S Company, Ltd.	2,400	19,464
Tadano, Ltd.	5,000	41,862
Taihei Dengyo Kaisha, Ltd.	1,000	21,589
Taiheiyo Cement Corp. (B)	600	9,887
Taiho Kogyo Company, Ltd.	1,200	6,902
Taikisha, Ltd.	900	22,379
Taiko Pharmaceutical Company, Ltd. (A)(B)	1,200	5,848
Taisei Lamick Company, Ltd.	500	10,971
Taiyo Holdings Company, Ltd.	2,000	52,817
Takamatsu Construction Group Company, Ltd.	1,000	16,862
Takaoka Toko Company, Ltd.	700	8,424
Takara Holdings, Inc.	4,700	42,179
Takara Leben Company, Ltd.	6,300	15,411
Takara Standard Company, Ltd.	2,200	22,775
Takasago International Corp.	1,200	26,918
Takasago Thermal Engineering Company, Ltd.	1,700	24,105
Takashimaya Company, Ltd.	7,500	71,101
Takeuchi Manufacturing Company, Ltd.	1,600	34,405
Takihyo Company, Ltd.	600	5,907
Takuma Company, Ltd.	3,000	34,945
Tama Home Company, Ltd.	1,000	20,840
Tamron Company, Ltd.	1,500	29,139
Tamura Corp. (B)	6,000	29,997
Tanseisha Company, Ltd.	1,100	7,158
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	15,846
Tayca Corp.	1,500	15,798
TDC Soft, Inc.	1,200	11,413
TechMatrix Corp.	1,400	24,363
Techno Horizon Company, Ltd. (B)	1,400	8,347
Teijin, Ltd.	2,500	27,818
Teikoku Electric Manufacturing Company, Ltd.	1,700	21,871
Teikoku Sen-I Company, Ltd.	1,200	16,946
Tekken Corp.	800	12,038
Tenma Corp.	1,000	19,762
T-Gaia Corp.	900	12,025
The 77 Bank, Ltd.	2,800	35,205
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Aichi Bank, Ltd.	600	$22,191
The Akita Bank, Ltd.	1,100	15,097
The Aomori Bank, Ltd. (B)	1,700	26,324
The Awa Bank, Ltd.	2,200	38,926
The Bank of Iwate, Ltd.	1,100	16,595
The Bank of Nagoya, Ltd.	1,100	25,874
The Bank of Saga, Ltd.	1,000	11,903
The Chiba Kogyo Bank, Ltd.	3,200	6,851
The Chugoku Bank, Ltd.	6,700	47,713
The Chukyo Bank, Ltd.	900	11,756
The Ehime Bank, Ltd.	2,100	15,986
The First Bank of Toyama, Ltd.	2,800	7,229
The Fukui Bank, Ltd.	1,800	20,696
The Fukushima Bank, Ltd.	2,100	3,919
The Gunma Bank, Ltd.	14,200	40,928
The Hachijuni Bank, Ltd.	14,100	46,717
The Hyakugo Bank, Ltd.	12,500	34,128
The Hyakujushi Bank, Ltd.	1,700	22,977
The Iyo Bank, Ltd.	11,300	55,080
The Japan Steel Works, Ltd.	1,900	58,890
The Japan Wool Textile Company, Ltd.	4,000	29,158
The Keiyo Bank, Ltd.	4,400	17,677
The Kinki Sharyo Company, Ltd.	300	2,926
The Kita-Nippon Bank, Ltd.	700	9,023
The Kiyo Bank, Ltd.	3,800	42,592
The Michinoku Bank, Ltd.	1,400	10,262
The Miyazaki Bank, Ltd.	1,000	16,826
The Monogatari Corp.	400	19,015
The Musashino Bank, Ltd.	1,700	24,307
The Nagano Bank, Ltd.	800	8,356
The Nanto Bank, Ltd.	2,000	32,209
The Nippon Road Company, Ltd.	500	34,109
The Nisshin Oillio Group, Ltd.	1,200	28,015
The Ogaki Kyoritsu Bank, Ltd.	1,600	24,810
The Oita Bank, Ltd.	900	14,066
The Okinawa Electric Power Company, Inc.	1,990	22,501
The Pack Corp.	800	16,804
The San-In Godo Bank, Ltd.	8,000	40,779
The Shibusawa Warehouse Company, Ltd.	1,000	18,892
The Shiga Bank, Ltd.	2,200	39,525
The Shikoku Bank, Ltd.	2,800	17,031
The Shimizu Bank, Ltd.	500	6,434
The Sumitomo Warehouse Company, Ltd.	3,324	62,288
The Tochigi Bank, Ltd.	8,000	14,417
The Toho Bank, Ltd.	12,000	20,093
The Tohoku Bank, Ltd.	400	3,326
The Tottori Bank, Ltd.	400	3,901
The Towa Bank, Ltd.	2,900	12,777
The Yamagata Bank, Ltd.	2,000	14,137
The Yamanashi Chuo Bank, Ltd.	2,000	15,526
Tigers Polymer Corp.	1,000	3,747
TKC Corp.	1,200	32,563
Toa Corp. (Hyogo)	1,400	7,780
Toa Corp. (Tokyo)	1,200	24,457
Toagosei Company, Ltd.	4,300	37,801
Tobishima Corp.	720	6,077
TOC Company, Ltd.	3,400	18,491
Tocalo Company, Ltd.	3,200	35,289
Toda Corp.	8,400	50,877
Toda Kogyo Corp. (A)	300	7,016
Toei Company, Ltd.	100	13,851
Toenec Corp.	600	16,107

127

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toho Company, Ltd. (A)	600	$5,582
Toho Holdings Company, Ltd.	2,400	36,238
Toho Titanium Company, Ltd.	3,000	35,606
Toho Zinc Company, Ltd.	800	19,146
Tokai Carbon Company, Ltd.	6,900	64,373
Tokai Corp.	1,200	16,889
TOKAI Holdings Corp.	4,000	28,206
Tokai Rika Company, Ltd.	2,600	31,863
Tokai Tokyo Financial Holdings, Inc.	11,500	37,748
Token Corp.	410	30,273
Tokushu Tokai Paper Company, Ltd. (B)	600	15,564
Tokuyama Corp.	3,200	44,775
Tokyo Base Company, Ltd. (A)	900	3,112
Tokyo Electron Device, Ltd.	400	16,830
Tokyo Energy & Systems, Inc.	2,000	15,870
Tokyo Keiki, Inc.	1,000	9,725
Tokyo Kiraboshi Financial Group, Inc.	1,936	27,600
Tokyo Rakutenchi Company, Ltd.	200	6,789
Tokyo Rope Manufacturing Company, Ltd.	200	1,469
Tokyo Seimitsu Company, Ltd.	1,800	71,139
Tokyo Steel Manufacturing Company, Ltd.	5,100	48,247
Tokyo Tekko Company, Ltd.	800	8,723
Tokyo Theatres Company, Inc. (B)	900	9,138
Tokyotokeiba Company, Ltd.	600	21,346
Tokyu Construction Company, Ltd.	3,900	21,393
Tomato Bank, Ltd.	1,100	9,390
Tomen Devices Corp.	200	10,359
Tomoe Corp.	2,200	8,737
Tomoku Company, Ltd.	500	6,497
TOMONY Holdings, Inc.	10,600	28,304
Tomy Company, Ltd.	4,500	44,739
Tonami Holdings Company, Ltd.	500	15,367
Topcon Corp.	4,700	59,544
Topre Corp.	2,300	21,964
Topy Industries, Ltd.	1,300	11,135
Torex Semiconductor, Ltd.	700	15,090
Toridoll Holdings Corp. (B)	2,800	58,055
Torii Pharmaceutical Company, Ltd.	1,100	28,187
Torishima Pump Manufacturing Company, Ltd.	900	7,546
Tosei Corp.	2,500	23,835
Toshiba TEC Corp.	1,100	44,046
Totetsu Kogyo Company, Ltd.	1,000	18,553
Towa Corp.	1,300	25,637
Towa Pharmaceutical Company, Ltd.	1,500	33,699
Toyo Construction Company, Ltd. (A)	3,100	19,638
Toyo Corp.	1,100	9,551
Toyo Denki Seizo KK	600	4,917
Toyo Engineering Corp. (A)	2,200	11,400
Toyo Gosei Company, Ltd. (B)	300	26,397
Toyo Ink SC Holdings Company, Ltd.	2,200	34,190
Toyo Kanetsu KK	400	8,008
Toyo Securities Company, Ltd.	6,000	7,308
Toyo Seikan Group Holdings, Ltd.	1,900	21,735
Toyo Tanso Company, Ltd.	1,000	25,678
Toyo Tire Corp.	5,000	63,576
Toyo Wharf & Warehouse Company, Ltd.	600	7,371
Toyobo Company, Ltd.	4,093	36,503
TPR Company, Ltd.	1,400	14,847
Trancom Company, Ltd.	400	23,079
Transaction Company, Ltd.	1,700	13,815
Transcosmos, Inc.	800	20,776
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
TRE Holdings Corp.	868	$14,031
Tri Chemical Laboratories, Inc.	1,200	27,802
Trusco Nakayama Corp.	2,200	43,046
TS Tech Company, Ltd.	4,400	49,197
TSI Holdings Company, Ltd.	5,270	14,403
Tsubaki Nakashima Company, Ltd.	2,300	18,037
Tsubakimoto Chain Company	1,600	39,818
Tsugami Corp.	1,600	17,222
Tsukishima Kikai Company, Ltd.	2,000	17,674
Tsukuba Bank, Ltd.	5,700	9,423
Tsumura & Company	2,400	62,747
Tsurumi Manufacturing Company, Ltd.	1,000	14,856
TV Asahi Holdings Corp.	700	8,610
UACJ Corp.	1,903	36,200
Ube Industries, Ltd.	4,400	71,668
Ubicom Holdings, Inc.	500	10,091
Uchida Yoko Company, Ltd.	400	15,871
Uniden Holdings Corp.	400	11,252
Union Tool Company	700	21,738
Unipres Corp.	2,600	14,942
United Super Markets Holdings, Inc.	2,400	20,740
UNITED, Inc. (B)	1,300	19,681
Unitika, Ltd. (A)	5,900	13,981
Universal Entertainment Corp. (A)	1,200	26,811
Ushio, Inc.	5,200	76,980
UT Group Company, Ltd.	1,500	37,762
UUUM Company, Ltd. (A)	800	7,793
Uzabase, Inc. (A)	800	6,959
V Technology Company, Ltd.	400	10,709
Valor Holdings Company, Ltd.	1,700	29,379
Valqua, Ltd.	1,000	21,654
ValueCommerce Company, Ltd.	900	27,181
Vector, Inc.	3,100	31,515
Vital KSK Holdings, Inc.	3,500	20,996
VT Holdings Company, Ltd.	6,600	24,021
Wacoal Holdings Corp.	1,900	28,563
Wacom Company, Ltd.	8,000	61,329
Wakachiku Construction Company, Ltd.	900	14,364
Wakita & Company, Ltd.	2,300	18,816
Warabeya Nichiyo Holdings Company, Ltd.	900	13,103
Watahan & Company, Ltd.	600	6,565
WDB Holdings Company, Ltd.	700	15,502
Weathernews, Inc.	300	22,100
West Holdings Corp.	1,416	55,448
Will Group, Inc.	1,200	12,443
WIN-Partners Company, Ltd.	1,000	8,182
World Company, Ltd.	700	7,058
World Holdings Company, Ltd.	600	11,523
Wowow, Inc.	600	7,882
Xebio Holdings Company, Ltd.	2,800	21,641
Yahagi Construction Company, Ltd.	2,000	13,131
Yaizu Suisankagaku Industry Company, Ltd.	1,100	8,219
YAKUODO Holdings Company, Ltd.	700	12,975
YAMABIKO Corp.	2,400	29,306
YAMADA Consulting Group Company, Ltd.	1,100	10,612
Yamaguchi Financial Group, Inc.	9,600	53,087
Yamaichi Electronics Company, Ltd.	1,700	25,760
YA-MAN, Ltd.	1,700	15,908
Yamato Kogyo Company, Ltd.	2,100	63,636
Yamazen Corp.	3,900	30,009
Yaoko Company, Ltd.	800	43,478
Yasuda Logistics Corp.	1,400	11,103

128

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yellow Hat, Ltd.	2,000	$25,672
Yodogawa Steel Works, Ltd.	1,200	25,749
Yokogawa Bridge Holdings Corp.	2,100	33,308
Yokorei Company, Ltd.	2,900	20,357
Yokowo Company, Ltd.	1,200	25,262
Yomeishu Seizo Company, Ltd.	500	7,200
Yondenko Corp.	1,200	16,909
Yondoshi Holdings, Inc.	1,300	17,443
Yorozu Corp. (B)	1,800	13,050
Yoshinoya Holdings Company, Ltd.	1,200	23,190
Yuasa Trading Company, Ltd.	1,100	26,012
Yukiguni Maitake Company, Ltd.	1,000	9,356
Yurtec Corp.	2,000	11,295
Yushiro Chemical Industry Company, Ltd.	1,100	9,287
Zenrin Company, Ltd.	1,950	15,855
ZERIA Pharmaceutical Company, Ltd.	1,200	18,673
		25,760,743
Jersey, Channel Islands - 0.1%
Breedon Group PLC	16,463	17,535
Centamin PLC	57,981	69,144
JTC PLC (D)	4,852	53,652
		140,331
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	726	43,525
VP Bank AG, Class A	188	19,387
		62,912
Luxembourg - 0.6%
ADLER Group SA (D)	776	10,264
APERAM SA	2,452	108,371
B&S Group Sarl (D)	983	7,702
Befesa SA (D)	1,015	79,773
Corestate Capital Holding SA (A)(B)	623	5,809
Global Fashion Group SA (A)	1,789	3,320
Grand City Properties SA	5,978	119,421
IVS Group SA (A)(B)	880	4,715
L'Occitane International SA	10,750	34,613
RTL Group SA	241	13,362
SES SA	16,525	150,911
Shurgard Self Storage SA	1,086	67,261
Stabilus SA	1,221	60,597
Sword Group	278	15,004
		681,123
Macau - 0.0%
MECOM Power and Construction, Ltd.	39,000	17,774
Malaysia - 0.0%
Frencken Group, Ltd.	15,400	18,662
Malta - 0.0%
Catena Media PLC (A)(B)	3,412	17,049
Netherlands - 2.4%
Aalberts NV	4,383	227,156
Accell Group NV (A)	1,149	72,766
Alfen Beheer BV (A)(D)	1,069	108,381
AMG Advanced Metallurgical Group NV	1,350	58,001
Arcadis NV	4,173	187,495
ASR Nederland NV	6,907	322,461
Basic-Fit NV (A)(D)	2,099	93,371
BE Semiconductor Industries NV	1,452	123,774
Beter Bed Holding NV (A)	1,056	5,744
Boskalis Westminster	3,567	127,728
Brack Capital Properties NV (A)	230	38,007
Brunel International NV	1,126	13,666
Corbion NV	3,074	105,191
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Flow Traders (D)	1,631	$55,364
ForFarmers NV (B)	2,398	9,044
Fugro NV (A)	4,034	48,288
Heijmans NV	2,129	34,904
Hunter Douglas NV (A)	57	10,880
IMCD NV	514	87,685
Innoconcepts NV (A)(C)	10,527	0
Intertrust NV (A)(D)	4,292	93,276
Kendrion NV	1,111	23,884
Koninklijke BAM Groep NV (A)	15,496	46,752
Koninklijke Vopak NV	1,840	59,532
Nedap NV	225	15,917
OCI NV (A)	2,846	100,477
Ordina NV	5,537	28,409
PostNL NV (B)	22,487	85,702
PPHE Hotel Group, Ltd. (A)	592	11,288
SBM Offshore NV (B)	6,900	109,383
SIF Holding NV	504	6,559
Signify NV (D)	5,815	270,500
Sligro Food Group NV (A)	1,151	27,978
TKH Group NV (B)	1,730	96,581
TomTom NV (A)	3,258	30,296
Van Lanschot Kempen NV	1,515	40,317
		2,776,757
New Zealand - 0.6%
Air New Zealand, Ltd. (A)(B)	12,658	11,281
Arvida Group, Ltd.	12,619	15,017
Chorus, Ltd.	15,977	81,845
Delegat Group, Ltd.	1,200	10,978
Freightways, Ltd.	5,543	47,387
Gentrack Group, Ltd. (A)(B)	3,060	3,752
Hallenstein Glasson Holdings, Ltd.	3,354	15,076
Heartland Group Holdings, Ltd.	19,071	29,650
Investore Property, Ltd. (B)	13,816	16,447
KMD Brands, Ltd.	25,838	24,271
NZME, Ltd. (B)	13,259	15,991
NZX, Ltd. (B)	15,827	15,613
Oceania Healthcare, Ltd.	39,361	28,533
Pacific Edge, Ltd. (A)	27,936	18,494
PGG Wrightson, Ltd.	819	2,512
Pushpay Holdings, Ltd. (A)	16,847	13,224
Restaurant Brands New Zealand, Ltd. (A)	886	8,500
Sanford, Ltd. (A)	2,767	9,002
Scales Corp., Ltd.	5,176	18,418
Serko, Ltd. (A)	2,827	9,100
Skellerup Holdings, Ltd.	7,637	31,554
SKY Network Television, Ltd. (A)	7,518	15,065
SKYCITY Entertainment Group, Ltd.	26,675	52,962
Summerset Group Holdings, Ltd.	3,559	28,882
Synlait Milk, Ltd. (A)	5,495	12,582
The New Zealand Refining Company, Ltd. (A)	11,354	8,176
The Warehouse Group, Ltd.	9,894	22,741
Tourism Holdings, Ltd. (A)	6,508	12,882
TOWER, Ltd.	11,445	5,546
Trustpower, Ltd.	1,665	8,131
Vista Group International, Ltd. (A)	7,682	9,861
Z Energy, Ltd.	13,725	35,651
		639,124
Norway - 0.9%
ABG Sundal Collier Holding ASA	24,237	23,433
Akastor ASA (A)(B)	6,104	5,650
Aker Solutions ASA (A)	18,496	63,618
American Shipping Company ASA (A)	1,661	6,107

129

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
ArcticZymes Technologies ASA (A)	962	$8,377
Atea ASA (A)	3,574	53,404
Axactor SE (A)(B)	14,729	11,139
B2Holding ASA	23,929	25,163
Bonheur ASA	1,411	57,128
Bouvet ASA	1,310	10,380
BW Offshore, Ltd.	4,568	15,067
Crayon Group Holding ASA (A)(D)	1,229	23,143
DNO ASA	36,835	53,737
Europris ASA (D)	8,327	53,404
Fjordkraft Holding ASA (D)	3,193	12,177
FLEX LNG, Ltd.	1,570	43,493
Frontline, Ltd. (A)	5,015	43,649
Golden Ocean Group, Ltd.	4,170	51,258
Grieg Seafood ASA (A)	2,264	30,749
Hexagon Composites ASA (A)	6,450	23,154
IDEX Biometrics ASA (A)(B)	19,564	4,177
Kid ASA (D)	1,128	13,188
Kitron ASA	9,158	20,899
Medistim ASA	352	10,506
MPC Container Ships ASA (A)	15,398	51,455
Multiconsult ASA (D)	554	8,845
Nordic Nanovector ASA (A)(B)	2,098	3,556
Norway Royal Salmon ASA (B)	1,038	24,740
Norwegian Energy Company ASA (A)(B)	656	20,740
Odfjell Drilling, Ltd. (A)	4,970	13,588
Odfjell Technology, Ltd. (A)	828	1,909
Otello Corp. ASA (A)	33	101
Pareto Bank ASA	1,457	10,839
PGS ASA (A)(B)	19,660	6,513
PhotoCure ASA (A)	824	11,009
PoLight ASA (A)(D)	522	10,039
Protector Forsikring ASA	4,177	57,583
Self Storage Group ASA (A)	2,940	10,690
Selvaag Bolig ASA	1,842	10,410
Sparebank 1 Oestlandet	758	12,025
SpareBank 1 Sorost-Norge	1,815	12,691
Sparebanken More	246	12,305
TGS ASA	3,905	58,020
Treasure ASA	3,110	5,583
Ultimovacs ASA (A)	584	5,359
Veidekke ASA	4,419	61,383
Wilh Wilhelmsen Holding ASA, Class A	862	23,629
XXL ASA (A)(D)	4,462	5,660
		1,101,672
Peru - 0.0%
Hochschild Mining PLC	16,530	27,751
Portugal - 0.4%
Altri SGPS SA	3,125	20,866
Banco Comercial Portugues SA (A)	454,458	86,349
Corticeira Amorim SGPS SA	896	9,931
CTT-Correios de Portugal SA	8,914	44,277
Greenvolt-Energias Renovaveis SA (A)	56	460
Mota-Engil SGPS SA (A)	5,636	8,350
NOS SGPS SA	13,982	58,914
REN - Redes Energeticas Nacionais SGPS SA	21,605	68,032
Sonae SGPS SA	56,969	65,389
The Navigator Company SA	12,847	47,825
		410,393
Singapore - 1.3%
Accordia Golf Trust (C)	40,300	0
AEM Holdings, Ltd.	9,100	31,539
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Ascendas India Trust	45,100	$39,448
Banyan Tree Holdings, Ltd. (A)	19,800	4,373
Best World International, Ltd. (A)	9,321	9,353
BOC Aviation, Ltd. (D)	6,100	47,916
Boustead Projects, Ltd.	3,000	2,131
Boustead Singapore, Ltd.	10,000	7,220
Bukit Sembawang Estates, Ltd.	11,000	40,616
BW Energy, Ltd. (A)	932	2,845
BW LPG, Ltd. (D)	4,059	27,690
China Aviation Oil Singapore Corp., Ltd.	14,400	9,713
Chip Eng Seng Corp., Ltd.	33,000	10,930
ComfortDelGro Corp., Ltd.	65,700	71,874
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	11,053
CSE Global, Ltd.	34,000	11,886
Delfi, Ltd.	21,900	12,330
Ezion Holdings, Ltd. (A)(C)	131,300	4,166
Far East Orchard, Ltd.	5,000	4,074
First Resources, Ltd.	19,300	29,095
Fraser and Neave, Ltd.	8,600	8,618
Gallant Venture, Ltd. (A)	71,000	6,749
Golden Agri-Resources, Ltd.	133,400	29,912
GuocoLand, Ltd.	10,400	11,699
Halcyon Agri Corp., Ltd. (A)	4,293	774
Haw Par Corp., Ltd.	4,700	40,148
Ho Bee Land, Ltd.	11,400	24,524
Hong Fok Corp., Ltd.	20,100	12,780
Hong Leong Finance, Ltd.	12,900	24,561
Hyflux, Ltd. (A)	24,000	38
iFAST Corp., Ltd.	7,000	31,123
IGG, Inc.	38,000	18,004
Indofood Agri Resources, Ltd. (A)	25,000	7,249
Japfa, Ltd.	22,700	11,598
Kenon Holdings, Ltd.	1,156	76,049
Keppel Infrastructure Trust	157,190	64,781
Metro Holdings, Ltd.	31,600	17,475
Midas Holdings, Ltd. (A)(C)	86,000	10,355
Nanofilm Technologies International, Ltd.	6,500	12,907
NetLink NBN Trust	50,100	36,002
Oceanus Group, Ltd. (A)	1,035,500	16,774
OM Holdings, Ltd. (A)	10,791	7,302
OUE, Ltd.	11,100	10,790
Oxley Holdings, Ltd.	27,222	3,653
Raffles Medical Group, Ltd.	35,758	30,791
Razer, Inc. (A)(D)	186,000	60,303
SBS Transit, Ltd.	5,000	11,014
Sembcorp Industries, Ltd.	25,500	49,977
Sembcorp Marine, Ltd. (A)	510,500	36,845
Sheng Siong Group, Ltd.	29,900	33,482
SIA Engineering Company, Ltd. (A)	12,800	23,970
SIIC Environment Holdings, Ltd.	35,800	5,794
Sinarmas Land, Ltd.	94,200	15,911
Singapore Land Group, Ltd.	7,100	13,277
Singapore Post, Ltd.	66,100	31,562
Singapore Press Holdings, Ltd.	66,000	114,382
Stamford Land Corp., Ltd.	112,100	33,019
StarHub, Ltd.	25,600	24,306
Straits Trading Company, Ltd.	1,200	2,820
Swiber Holdings, Ltd. (A)(C)	15,000	724
The Hour Glass, Ltd.	10,100	17,309
Thomson Medical Group, Ltd.	212,000	12,806
UMS Holdings, Ltd.	17,500	15,715
UOB-Kay Hian Holdings, Ltd.	14,981	18,109
Wing Tai Holdings, Ltd.	21,205	27,859

130

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
XP Power, Ltd.	824	$37,438
Yeo Hiap Seng, Ltd.	1,129	728
		1,480,258
South Africa - 0.2%
Investec PLC	19,554	128,874
Mediclinic International PLC (A)	18,139	84,401
		213,275
Spain - 2.1%
Acerinox SA	7,380	80,836
Aedas Homes SA (D)	426	10,883
Alantra Partners SA	1,181	21,668
Almirall SA	2,459	31,246
Amper SA (A)	82,546	22,721
Applus Services SA	6,225	51,405
Atresmedia Corp. de Medios de Comunicacion SA	6,046	25,536
Banco de Sabadell SA	253,208	206,912
Bankinter SA (B)	30,509	178,759
Caja de Ahorros del Mediterraneo (A)(C)	5,428	0
Cia de Distribucion Integral Logista Holdings SA	3,649	66,743
CIE Automotive SA	2,718	61,938
Construcciones y Auxiliar de Ferrocarriles SA	1,139	37,540
Ebro Foods SA	3,323	58,349
eDreams ODIGEO SA (A)	4,905	43,290
Elecnor SA	2,026	24,513
Enagas SA	11,699	259,793
Ence Energia y Celulosa SA (A)	6,294	22,132
Ercros SA	5,006	16,756
Faes Farma SA	16,334	66,373
Fluidra SA	2,959	85,618
Fomento de Construcciones y Contratas SA	2,366	28,412
Gestamp Automocion SA (D)	7,287	25,432
Global Dominion Access SA (D)	5,439	24,378
Grupo Catalana Occidente SA	2,346	72,053
Grupo Empresarial San Jose SA	2,194	10,667
Iberpapel Gestion SA	65	1,127
Indra Sistemas SA (A)	6,017	66,669
Laboratorios Farmaceuticos Rovi SA	987	73,138
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	27,501	42,327
Mapfre SA	35,373	73,987
Mediaset Espana Comunicacion SA (A)	7,779	39,272
Melia Hotels International SA (A)	6,008	44,927
Metrovacesa SA (A)(D)	1,256	10,684
Miquel y Costas & Miquel SA	2,010	27,803
Neinor Homes SA (A)(D)	1,978	26,073
Obrascon Huarte Lain SA (A)	19,608	20,173
Promotora de Informaciones SA, Class A (A)	11,711	8,381
Prosegur Cash SA (D)	11,946	7,800
Prosegur Cia de Seguridad SA	10,114	21,924
Realia Business SA (A)	17,710	16,369
Sacyr SA	22,725	54,873
Solaria Energia y Medio Ambiente SA (A)	3,480	78,071
Talgo SA (A)(D)	4,711	20,212
Tecnicas Reunidas SA (A)	830	7,071
Tubacex SA (A)	6,252	12,656
Unicaja Banco SA (D)	62,819	65,294
Vidrala SA	827	58,029
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Viscofan SA	1,837	$108,948
		2,419,761
Sweden - 3.1%
AcadeMedia AB (D)	3,665	20,223
AddNode Group AB	1,465	59,831
AFRY AB	967	19,395
Alimak Group AB (D)	2,141	23,864
Alligo AB, Class B	2,270	33,493
Ambea AB (D)	1,195	6,057
Annehem Fastigheter AB, B Shares (A)	1,155	3,679
AQ Group AB (A)	291	9,033
Arjo AB, B Shares	10,690	90,508
Atrium Ljungberg AB, B Shares	2,105	43,124
Attendo AB (A)(D)	5,286	16,724
Balco Group AB (A)	665	7,930
Beijer Alma AB	2,393	55,306
Bergman & Beving AB	2,270	33,825
Betsson AB, B Shares (A)	5,105	30,959
BHG Group AB (A)(B)	2,406	15,871
Bilia AB, A Shares	3,960	56,364
BioGaia AB, B Shares	280	16,574
Biotage AB	2,541	59,063
Bonava AB, B Shares	3,323	20,810
Boozt AB (A)(B)(D)	993	12,681
Bravida Holding AB (D)	6,739	77,489
BTS Group AB, B Shares	346	12,374
Bufab AB	1,460	51,884
Bulten AB (B)	717	4,949
Bure Equity AB	1,211	39,342
Byggmax Group AB	5,363	39,721
Calliditas Therapeutics AB, B Shares (A)(B)	1,333	12,604
Careium AB (A)	2,295	4,054
Catella AB	2,217	10,841
Catena AB	1,429	86,097
Cellavision AB	540	17,888
Clas Ohlson AB, B Shares	3,185	36,193
Cloetta AB, B Shares	10,640	29,032
Collector AB (A)	1,870	7,760
Coor Service Management Holding AB (D)	1,376	11,042
Corem Property Group AB, B Shares	22,122	57,416
Dios Fastigheter AB	3,582	38,854
Doro AB (A)	2,295	6,593
Duni AB (A)	2,559	27,843
Dustin Group AB (D)	4,979	42,650
Elanders AB, B Shares	508	7,407
Electrolux Professional AB, B Shares (A)	3,716	22,843
Enea AB (A)	1,522	29,406
Fagerhult AB	4,609	24,543
Fastighets AB Trianon (B)	363	7,932
FastPartner AB, A Shares	2,697	29,639
FastPartner AB, D Shares	84	745
Ferronordic AB	318	1,945
Fingerprint Cards AB, B Shares (A)(B)	12,246	19,200
G5 Entertainment AB	330	7,304
GARO AB	1,075	17,569
Granges AB	7,040	69,019
Haldex AB (A)	3,364	14,679
Heba Fastighets AB, Class B	1,336	21,471
Hexatronic Group AB	1,111	44,163
HMS Networks AB	1,205	56,340
Hoist Finance AB (A)(D)	2,083	6,394
Humana AB (A)	2,641	16,903
Instalco AB	7,730	57,838

131

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Inwido AB	3,126	$49,430
JM AB	2,484	78,919
John Mattson Fastighetsforetagen AB (A)	1,067	18,744
Karnov Group AB	3,501	22,237
K-fast Holding AB (A)	1,142	8,045
KNOW IT AB	1,459	48,365
Lagercrantz Group AB, B Shares	10,111	114,411
LeoVegas AB (D)	2,160	8,667
Lime Technologies AB	347	10,058
Lindab International AB	4,565	116,126
Loomis AB	2,298	62,682
Mekonomen AB (A)	2,150	25,316
MIPS AB	1,182	109,919
Modern Times Group MTG AB, B Shares (A)	5,362	78,047
Momentum Group Komponenter & Tjanster AB (A)	2,270	19,314
Munters Group AB (D)	2,324	14,397
Mycronic AB	2,326	43,326
NCAB Group AB	4,318	30,008
NCC AB, B Shares	3,723	52,893
Nederman Holding AB (B)	887	18,017
Nelly Group AB (A)	611	1,558
Net Insight AB, B Shares (A)	16,550	7,047
New Wave Group AB, B Shares	4,353	70,607
Nobia AB	6,676	29,367
Nolato AB, B Shares	6,748	49,975
Nordic Waterproofing Holding AB	2,002	35,918
Note AB (A)	776	15,353
NP3 Fastigheter AB	1,683	55,584
Nyfosa AB	8,562	122,410
OEM International AB, B Shares	2,363	40,960
Pandox AB (A)	3,303	49,741
Peab AB, Class B	1,426	14,342
Platzer Fastigheter Holding AB, Series B	3,454	42,662
Pricer AB, B Shares	7,930	16,421
Proact IT Group AB	1,428	10,399
Qliro AB (A)	611	1,399
Ratos AB, B Shares	14,845	76,471
RaySearch Laboratories AB (A)	2,452	13,447
Resurs Holding AB (D)	6,236	18,283
Scandi Standard AB	4,648	17,583
Scandic Hotels Group AB (A)(D)	5,932	27,219
Sdiptech AB, Class B (A)(B)	279	10,699
Sensys Gatso Group AB (A)	23,414	2,504
SkiStar AB	2,041	37,951
Solid Forsakring AB (A)	623	3,230
Stendorren Fastigheter AB (A)	407	11,695
Systemair AB	3,604	26,729
Tethys Oil AB	2,334	19,399
Troax Group AB	1,308	33,912
VBG Group AB, B Shares	630	9,321
Vitec Software Group AB, B Shares	659	33,968
XANO Industri AB, Class B	347	11,113
		3,551,468
Switzerland - 6.9%
Allreal Holding AG	799	171,069
ALSO Holding AG (A)	324	78,786
APG SGA SA	84	17,690
Arbonia AG	2,962	57,999
Aryzta AG (A)	57,916	59,034
Ascom Holding AG	1,310	14,681
Autoneum Holding AG	221	30,651
Bachem Holding AG, Class B	98	53,934
Baloise Holding AG	856	152,879
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Banque Cantonale de Geneve, Bearer Shares	142	$25,124
Banque Cantonale Vaudoise (B)	1,171	101,314
Belimo Holding AG	500	264,810
Bell Food Group AG	138	40,519
Bellevue Group AG	467	19,523
Berner Kantonalbank AG	242	58,696
BKW AG	1,096	137,277
Bobst Group SA (A)	632	62,270
Bossard Holding AG, Class A	310	72,664
Bucher Industries AG	344	139,048
Burckhardt Compression Holding AG	143	75,569
Burkhalter Holding AG	218	17,048
Bystronic AG	74	76,310
Calida Holding AG	285	15,698
Carlo Gavazzi Holding AG, Bearer Shares	38	11,459
Cembra Money Bank AG	1,587	116,652
Cie Financiere Tradition SA, Bearer Shares	104	12,123
Clariant AG (A)	8,756	151,943
Coltene Holding AG (A)	198	22,277
Comet Holding AG	339	97,897
Daetwyler Holding AG, Bearer Shares	199	65,826
DKSH Holding AG	1,744	146,883
dormakaba Holding AG	140	71,808
Dufry AG (A)	3,106	130,693
EFG International AG (A)	4,687	36,118
Emmi AG	107	116,585
Energiedienst Holding AG	979	48,784
Evolva Holding SA (A)(B)	72,989	8,901
Feintool International Holding AG (A)	142	7,456
Fenix Outdoor International AG	225	25,322
Ferrexpo PLC	17,361	42,151
Flughafen Zurich AG (A)	1,048	188,102
Forbo Holding AG	58	98,803
Fundamenta Real Estate AG	1,024	21,940
Galenica AG (D)	2,186	168,292
GAM Holding AG (A)(B)	11,204	13,833
Georg Fischer AG	220	262,871
Gurit Holding AG, Bearer Shares (B)	22	35,241
Helvetia Holding AG	1,935	252,618
Hiag Immobilien Holding AG	325	36,520
HOCHDORF Holding AG (A)	16	706
Huber + Suhner AG	697	65,198
Hypothekarbank Lenzburg AG	3	13,690
Implenia AG (A)	994	24,309
Ina Invest Holding AG (A)	199	4,143
Inficon Holding AG	92	105,457
Interroll Holding AG	35	115,289
Intershop Holding AG	76	52,615
Investis Holding SA	98	11,944
IWG PLC (A)	35,585	121,738
Jungfraubahn Holding AG (A)	269	41,619
Kardex Holding AG	299	68,856
Komax Holding AG	221	61,834
Kongsberg Automotive ASA (A)	23,611	6,741
Kudelski SA, Bearer Shares (B)	2,497	8,944
Landis+Gyr Group AG (A)	1,111	70,271
LEM Holding SA	19	46,016
Luzerner Kantonalbank AG	173	80,979
Medacta Group SA (A)(D)	218	26,076
Medartis Holding AG (A)(D)	288	38,512
medmix AG (A)(D)	877	30,605
Metall Zug AG, B Shares	12	27,469

132

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Mobilezone Holding AG	2,336	$41,262
Mobimo Holding AG	347	110,700
Novavest Real Estate AG (A)	212	10,648
OC Oerlikon Corp. AG	9,769	77,849
Orascom Development Holding AG (A)	533	5,352
Orior AG	425	41,477
Phoenix Mecano AG, Bearer Shares	38	16,073
Plazza AG, Class A	68	25,716
PSP Swiss Property AG	2,466	323,874
Rieter Holding AG	251	40,619
Romande Energie Holding SA	34	45,148
Schaffner Holding AG	40	13,666
Schweiter Technologies AG, Bearer Shares	48	58,733
Sensirion Holding AG (A)(D)	378	46,505
SFS Group AG	907	126,330
Siegfried Holding AG (A)	192	158,259
SIG Combibloc Group AG (A)	1,213	30,580
Softwareone Holding AG (A)	2,412	34,003
St. Galler Kantonalbank AG, Class A	152	75,908
Sulzer AG	877	72,849
Swiss Prime Site AG	2,497	246,266
Swiss Steel Holding AG (A)	39,436	11,828
Swissquote Group Holding SA	465	83,796
Tecan Group AG	453	179,089
TX Group AG	201	33,466
u-blox Holding AG (A)	431	41,871
Valiant Holding AG	835	86,277
Valora Holding AG (A)	244	45,526
VAT Group AG (D)	705	268,421
Vaudoise Assurances Holding SA	64	31,606
Vetropack Holding AG	500	23,388
Vifor Pharma AG (A)	1,287	229,461
Von Roll Holding AG, Bearer Shares (A)	7,878	9,232
Vontobel Holding AG	1,521	127,909
VZ Holding AG	685	64,796
V-ZUG Holding AG (A)	120	14,439
Walliser Kantonalbank	203	24,622
Warteck Invest AG	8	20,508
Ypsomed Holding AG	162	28,453
Zehnder Group AG	615	53,161
Zug Estates Holding AG, B Shares	16	34,985
Zuger Kantonalbank AG, Bearer Shares	9	71,571
		8,042,924
Taiwan - 0.0%
FIT Hon Teng, Ltd. (A)(D)	49,000	7,242
Ya Hsin Industrial Company, Ltd. (A)(C)	138,000	0
		7,242
United Arab Emirates - 0.0%
Lamprell PLC (A)	11,610	4,426
United Kingdom - 11.5%
4imprint Group PLC	1,523	55,973
A.G. Barr PLC	4,718	33,022
Accesso Technology Group PLC (A)	1,236	13,561
Advanced Medical Solutions Group PLC	7,031	27,288
Airtel Africa PLC (D)	23,588	43,062
AJ Bell PLC	6,808	27,041
Alfa Financial Software Holdings PLC (D)	4,048	8,451
Alliance Pharma PLC	16,518	25,006
Anglo Pacific Group PLC	12,147	28,163
Anglo-Eastern Plantations PLC	1,225	12,279
AO World PLC (A)	8,013	9,111
Aptitude Software Group PLC	2,037	8,206
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Ascential PLC (A)	17,088	$77,424
Ashmore Group PLC	15,764	47,879
Aston Martin Lagonda Global Holdings PLC (A)(D)	878	11,253
Avon Protection PLC	1,565	26,710
Babcock International Group PLC (A)	22,879	97,142
Bakkavor Group PLC (D)	5,579	8,237
Balfour Beatty PLC	34,581	116,528
Beazley PLC	24,625	135,400
Begbies Traynor Group PLC	6,626	10,075
Bellway PLC	3,516	111,767
Biffa PLC (D)	14,189	59,166
Bloomsbury Publishing PLC	4,265	23,701
Bodycote PLC	9,417	77,758
Boohoo Group PLC (A)	3,748	4,342
Braemar Shipping Services PLC	1,328	3,985
Brewin Dolphin Holdings PLC	15,066	101,087
Britvic PLC	13,590	143,588
Bytes Technology Group PLC	8,409	54,689
Capita PLC (A)	67,697	18,415
Capricorn Energy PLC (A)	24,079	69,524
Card Factory PLC (A)	14,688	8,724
CareTech Holdings PLC	4,102	37,232
Carillion PLC (A)(C)	35,521	4,475
Cazoo Group, Ltd. (A)	4,507	12,438
Central Asia Metals PLC	8,189	25,464
CentralNic Group PLC (A)	10,289	16,380
Centrica PLC (A)	208,824	218,440
Chemring Group PLC	13,921	59,177
Chesnara PLC	7,709	30,556
Circassia Group PLC (A)	9,034	4,285
Clarkson PLC	1,348	65,137
Clinigen Group PLC	3,709	44,920
Clipper Logistics PLC	3,406	39,395
Close Brothers Group PLC	8,356	130,069
CLS Holdings PLC	6,343	16,627
CMC Markets PLC (D)	7,009	23,245
Coats Group PLC	56,475	56,606
Computacenter PLC	3,949	151,825
Concentric AB	2,526	54,792
ContourGlobal PLC (D)	8,862	22,148
Costain Group PLC (A)	4,797	2,486
Countryside Partnerships PLC (A)(D)	23,711	83,815
Cranswick PLC	2,760	127,397
Crest Nicholson Holdings PLC	13,693	47,840
Currys PLC	44,671	52,973
CVS Group PLC	2,750	64,471
De La Rue PLC (A)	10,028	14,220
Debenhams PLC (A)(C)	76,182	0
Devro PLC	12,253	33,499
DFS Furniture PLC	12,509	34,131
Dialight PLC (A)	105	499
Dignity PLC (A)	3,439	22,756
Diploma PLC	3,594	123,384
DiscoverIE Group PLC	5,627	57,725
Domino's Pizza Group PLC	21,324	105,643
dotdigital Group PLC	12,814	13,930
Drax Group PLC	21,413	220,203
Dunelm Group PLC	5,320	75,805
DWF Group PLC (D)	5,285	7,934
EKF Diagnostics Holdings PLC	8,242	4,669
Elementis PLC (A)	35,393	54,791
EMIS Group PLC	2,542	44,384
Energean PLC (A)	4,619	71,914
EnQuest PLC (A)	115,537	46,195

133

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Ergomed PLC (A)	895	$15,818
Esken, Ltd. (A)	25,251	3,650
Essentra PLC	14,966	61,640
Euromoney Institutional Investor PLC	5,478	70,676
FD Technologies PLC (A)	243	6,137
FDM Group Holdings PLC	3,208	44,284
Fevertree Drinks PLC	4,244	99,092
Firstgroup PLC (A)	22,251	32,400
Forterra PLC (D)	10,957	33,250
Foxtons Group PLC	23,551	13,269
Frasers Group PLC (A)	8,458	70,001
Frontier Developments PLC (A)	532	8,704
Fuller Smith & Turner PLC, Class A	1,525	12,299
Funding Circle Holdings PLC (A)(D)	3,849	3,715
Future PLC	1,229	41,761
Galliford Try Holdings PLC	5,675	13,176
Games Workshop Group PLC	1,135	107,929
Gamma Communications PLC	1,848	32,720
GB Group PLC	2,086	15,019
Gem Diamonds, Ltd.	12,666	9,380
Genel Energy PLC	4,784	11,603
Genuit Group PLC	12,035	77,186
Genus PLC	250	9,214
Grainger PLC	32,768	124,970
Greggs PLC	4,752	152,622
Gulf Keystone Petroleum, Ltd.	11,237	34,936
Halfords Group PLC	15,547	50,193
Hays PLC	77,290	123,765
Headlam Group PLC	6,602	32,901
Helical PLC	6,424	34,455
Helios Towers PLC (A)	21,114	31,998
Henry Boot PLC	5,301	21,951
Hill & Smith Holdings PLC	4,214	81,106
Hilton Food Group PLC	3,061	49,641
Hollywood Bowl Group PLC (A)	8,153	25,755
Hunting PLC	8,331	32,666
Hyve Group PLC (A)	12,149	11,323
Ibstock PLC (D)	19,043	43,706
IDOX PLC	10,437	8,609
IG Group Holdings PLC	11,388	122,315
IMI PLC	10,298	183,345
Impax Asset Management Group PLC	2,421	31,149
Inchcape PLC	18,703	163,654
Indivior PLC (A)	36,002	132,047
IntegraFin Holdings PLC	9,972	55,129
International Personal Finance PLC	12,526	16,892
iomart Group PLC	2,265	4,820
IP Group PLC	38,897	45,414
IQE PLC (A)	9,568	4,243
J.D. Wetherspoon PLC (A)	4,332	44,126
James Fisher & Sons PLC (A)	2,814	12,739
James Halstead PLC	11,052	33,549
JET2 PLC (A)	4,917	73,782
John Menzies PLC (A)	3,549	27,674
John Wood Group PLC (A)	29,391	61,990
Johnson Service Group PLC (A)	14,257	21,992
Jupiter Fund Management PLC	22,824	61,736
Just Group PLC (A)	46,457	53,366
Kainos Group PLC	4,099	71,070
Keller Group PLC	4,206	45,918
Kier Group PLC (A)	22,531	25,111
Kin & Carta PLC (A)	3,492	11,659
Knights Group Holdings PLC	2,269	4,927
Lancashire Holdings, Ltd.	11,586	65,329
Learning Technologies Group PLC	21,193	45,082
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Liontrust Asset Management PLC	2,411	$40,056
Lookers PLC (A)	22,449	27,103
LSL Property Services PLC	6,404	32,634
Luceco PLC (D)	1,922	5,149
M&C Saatchi PLC (A)	253	545
Macfarlane Group PLC	6,288	10,618
Man Group PLC	73,477	224,224
Marks & Spencer Group PLC (A)	55,905	112,836
Marshalls PLC	10,383	92,276
Marston's PLC (A)	37,566	40,033
McBride PLC (A)	14,770	8,245
Mears Group PLC	8,289	22,335
Medica Group PLC	4,479	9,077
Meggitt PLC (A)	21,288	211,846
Metro Bank PLC (A)	9,741	11,409
Micro Focus International PLC	10,627	56,148
Midwich Group PLC	1,185	9,763
Mitchells & Butlers PLC (A)	16,776	51,314
Mitie Group PLC	68,528	49,170
MJ Gleeson PLC	2,770	21,402
Moneysupermarket.com Group PLC	27,587	68,614
Morgan Advanced Materials PLC	14,263	57,824
Morgan Sindall Group PLC	2,381	74,969
Mortgage Advice Bureau Holdings, Ltd.	1,276	19,179
MP Evans Group PLC	203	2,799
N. Brown Group PLC (A)	9,633	3,783
National Express Group PLC (A)	23,513	71,811
NCC Group PLC	13,335	31,838
Next Fifteen Communications Group PLC	3,756	65,720
Ninety One PLC	12,803	42,862
Norcros PLC	6,666	22,548
Numis Corp. PLC	2,926	9,797
On the Beach Group PLC (A)(D)	5,451	16,754
OSB Group PLC	16,331	120,961
Oxford Biomedica PLC (A)	1,730	15,315
Oxford Instruments PLC	2,839	78,255
Pagegroup PLC	17,115	110,262
Pan African Resources PLC	85,815	25,191
Paragon Banking Group PLC	13,704	89,657
PayPoint PLC	2,581	19,667
Pendragon PLC (A)	102,667	37,811
Pennon Group PLC	11,306	159,123
Petrofac, Ltd. (A)	15,397	20,978
Pets at Home Group PLC	24,400	115,266
Pharos Energy PLC (A)	16,636	5,954
Photo-Me International PLC (A)	18,684	17,467
Polar Capital Holdings PLC	3,830	31,218
Porvair PLC	2,468	20,453
Premier Foods PLC	41,106	61,398
Provident Financial PLC (A)	13,396	53,812
Purplebricks Group PLC (A)	7,294	2,208
PZ Cussons PLC	13,141	33,645
QinetiQ Group PLC	27,714	110,133
Quilter PLC (D)	84,985	158,666
Rank Group PLC (A)	7,303	12,840
Rathbones Group PLC	2,988	77,533
Reach PLC	25,143	60,412
Redcentric PLC	5,876	8,707
Redde Northgate PLC	10,957	62,013
Redrow PLC	14,867	101,704
Renew Holdings PLC	4,150	37,000
Renewi PLC (A)	5,276	45,735
Renishaw PLC	503	25,389
Ricardo PLC	2,982	15,374

134

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
RM PLC	8,752	$17,157
Robert Walters PLC	4,693	43,046
Rotork PLC	43,727	186,190
RPS Group PLC	15,418	21,190
RWS Holdings PLC	1,824	8,852
S&U PLC	303	9,619
Sabre Insurance Group PLC (D)	5,914	17,961
Saga PLC (A)	4,637	14,096
Savills PLC	7,351	106,893
Senior PLC (A)	21,835	36,461
Serco Group PLC	28,829	54,275
Serica Energy PLC	8,374	43,574
Severfield PLC	11,941	10,506
SIG PLC (A)	64,105	36,292
Smart Metering Systems PLC	5,253	54,269
Softcat PLC	4,982	111,080
Spectris PLC	1,473	49,956
Speedy Hire PLC	24,369	17,249
Spire Healthcare Group PLC (A)(D)	12,358	39,440
Spirent Communications PLC	33,589	104,623
Sportech PLC (A)	4,748	2,178
SSP Group PLC (A)	36,801	109,154
Stagecoach Group PLC (A)	27,597	38,455
SThree PLC	8,144	44,018
Stolt-Nielsen, Ltd.	2,414	45,421
Studio Retail Group PLC (A)(C)	8,139	12,296
STV Group PLC	2,712	11,117
Superdry PLC (A)	3,110	6,529
Synthomer PLC	17,828	71,236
Tate & Lyle PLC	23,148	221,899
Tatton Asset Management PLC	1,955	11,517
Ted Baker PLC (A)	2,896	4,884
Telecom Plus PLC	3,652	73,030
The Go-Ahead Group PLC (A)	3,096	33,337
The Gym Group PLC (A)(D)	5,959	15,194
The Restaurant Group PLC (A)	30,769	24,609
The Vitec Group PLC	2,842	50,240
TI Fluid Systems PLC (D)	1,686	4,211
Topps Tiles PLC	15,591	11,427
TORM PLC, Class A (A)	1,596	13,754
TP ICAP Group PLC	45,423	88,390
Travis Perkins PLC	10,742	173,223
Treatt PLC	2,204	32,709
Trifast PLC	7,237	10,905
TT Electronics PLC	14,769	39,670
Tullow Oil PLC (A)(B)	72,437	50,646
Tyman PLC	9,005	37,401
Ultra Electronics Holdings PLC	3,309	143,772
Vertu Motors PLC	13,548	11,513
Vesuvius PLC	12,719	56,877
Victrex PLC	4,079	97,506
Virgin Money UK PLC	52,278	116,307
Vistry Group PLC	11,609	142,839
Vivo Energy PLC (D)	12,282	21,934
Volex PLC	3,136	10,888
Volution Group PLC	4,766	26,015
Vp PLC	637	7,010
Watches of Switzerland Group PLC (A)(D)	7,630	113,386
Watkin Jones PLC	6,905	23,197
WH Smith PLC (A)	4,269	79,735
Wickes Group PLC	13,094	31,552
Wilmington PLC	8,076	27,429
Wincanton PLC	8,498	43,104
Xaar PLC (A)	5,629	19,023
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Young & Company's Brewery PLC, Class A	1,224	$22,670
Zotefoams PLC	1,549	6,698
		13,375,472
United States - 0.5%
Argonaut Gold, Inc. (A)(B)	16,734	32,795
Atlantic Sapphire ASA (A)(B)	1,333	5,347
Burford Capital, Ltd.	8,549	77,897
Diversified Energy Company PLC	30,857	48,040
Energy Fuels, Inc. (A)	730	6,721
Frontage Holdings Corp. (A)(D)	14,000	5,093
Invesque, Inc. (A)(B)	2,000	2,840
Primo Water Corp.	1,600	22,800
Primo Water Corp. (Toronto Stock Exchange)	6,607	94,072
PureTech Health PLC (A)	9,879	25,699
REC Silicon ASA (A)	13,597	22,395
Reliance Worldwide Corp., Ltd.	21,907	69,170
Sims, Ltd.	9,104	146,744
SunOpta, Inc. (A)	5,608	28,171
Viemed Healthcare, Inc. (A)	2,600	12,948
Vobile Group, Ltd. (A)	36,000	21,702
		622,434
TOTAL COMMON STOCKS (Cost $116,900,236)		$114,588,729
PREFERRED SECURITIES - 0.3%
Germany - 0.3%
Biotest AG (A)	486	19,248
Draegerwerk AG & Company KGaA	565	31,264
Fuchs Petrolub SE	3,011	109,244
Jungheinrich AG	2,336	67,645
Sixt SE	838	62,604
STO SE & Company KGaA	163	37,268
Villeroy & Boch AG	625	16,515
		343,788
TOTAL PREFERRED SECURITIES (Cost $322,474)		$343,788
WARRANTS - 0.0%
Treasury Metals, Inc. (Expiration Date: 8-7-23; Strike Price: CAD 1.50) (A)	650	83
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	1,316	747
TOTAL WARRANTS (Cost $0)		$830
SHORT-TERM INVESTMENTS - 7.0%
Short-term funds - 7.0%
John Hancock Collateral Trust, 0.3592% (F)(G)	805,510	8,054,133
TOTAL SHORT-TERM INVESTMENTS (Cost $8,053,923)		$8,054,133
Total Investments (International Small Company Trust) (Cost $125,276,633) - 105.9%		$122,987,480
Other assets and liabilities, net - (5.9%)		(6,800,554)
TOTAL NET ASSETS - 100.0%		$116,186,926
Currency Abbreviations
CAD	Canadian Dollar
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $9,048,794. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $1,603,120 in the form of U.S. Treasuries was pledged to the fund.

135

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 3-31-22.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 72.3%
U.S. Government – 33.3%
U.S. Treasury Bonds
1.250%, 05/15/2050	$4,170,000	$3,110,234
1.875%, 11/15/2051	3,165,000	2,776,298
2.250%, 08/15/2046	3,655,000	3,418,567
2.500%, 02/15/2045 (A)	1,204,000	1,172,677
2.500%, 02/15/2046	648,000	634,433
2.875%, 05/15/2043	1,170,000	1,211,224
3.000%, 11/15/2044 to 02/15/2048	9,575,000	10,267,226
3.125%, 02/15/2043 to 05/15/2048	3,885,000	4,310,182
3.125%, 08/15/2044 (A)	5,535,000	5,983,421
3.375%, 05/15/2044	1,690,000	1,897,553
3.625%, 08/15/2043	680,000	788,906
3.750%, 11/15/2043 (A)	2,908,000	3,439,392
4.375%, 11/15/2039	1,170,000	1,487,317
5.375%, 02/15/2031	3,000	3,728
6.500%, 11/15/2026	3,135,000	3,682,033
U.S. Treasury Inflation Protected Securities
0.125%, 02/15/2051	205,122	209,761
0.750%, 07/15/2028	747,986	817,993
0.875%, 02/15/2047	1,053,764	1,260,153
1.000%, 02/15/2048	250,758	310,945
U.S. Treasury Notes
0.625%, 05/15/2030 to 08/15/2030	16,445,000	14,333,347
0.875%, 11/15/2030	4,105,000	3,635,010
1.375%, 11/15/2031	1,155,000	1,059,713
1.625%, 05/15/2031	6,790,000	6,392,679
1.875%, 02/15/2032	3,110,000	2,986,572
2.750%, 02/15/2028	6,865,000	6,971,193
		82,160,557
U.S. Government Agency – 39.0%
Federal Home Loan Mortgage Corp.
3.000%, 12/01/2046 to 04/01/2048	288,401	285,819
3.500%, 03/01/2048 to 06/01/2048	820,082	826,692
5.000%, 12/01/2034	88,817	94,038
6.500%, 04/01/2029 to 08/01/2034	5,691	6,358
7.500%, 12/01/2025 to 05/01/2028	1,564	1,687
Federal National Mortgage Association
2.000%, TBA (B)	27,300,000	25,497,835
2.500%, TBA (B)	22,300,000	21,256,144
2.500%, 07/01/2030 to 04/01/2045	774,596	751,076
2.660%, 03/01/2027	785,598	775,906
3.000%, TBA (B)	5,900,000	5,772,320
3.500%, 06/01/2046 to 05/01/2048	2,987,259	3,025,202
4.000%, TBA (B)	5,800,000	5,919,175
4.500%, TBA (B)	3,300,000	3,423,235
Government National Mortgage Association
2.000%, TBA (B)	4,200,000	3,993,481
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
3.000%, TBA (B)		$11,500,000	$11,352,021
3.500%, TBA (B)		5,400,000	5,431,757
4.000%, TBA (B)		2,600,000	2,650,946
4.000%, 11/15/2040 to 02/15/2042		24,762	25,654
4.500%, TBA (B)		4,600,000	4,759,348
6.000%, 08/15/2032 to 04/15/2035		31,571	34,413
6.500%, 06/15/2028 to 02/15/2035		16,600	17,780
7.000%, 11/15/2031 to 11/15/2033		79,413	85,414
			95,986,301
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $185,159,850)			$178,146,858
FOREIGN GOVERNMENT OBLIGATIONS – 5.2%
Angola – 0.2%
Republic of Angola
8.000%, 11/26/2029		200,000	200,907
8.250%, 05/09/2028		200,000	203,227
			404,134
Benin – 0.1%
Republic of Benin 4.950%, 01/22/2035	EUR	305,000	274,598
Bermuda – 0.1%
Government of Bermuda 2.375%, 08/20/2030 (C)		$200,000	183,000
Brazil – 0.4%
Federative Republic of Brazil 10.000%, 01/01/2031	BRL	5,476,000	1,081,516
Chile – 0.1%
Republic of Chile
3.250%, 09/21/2071		$200,000	161,862
4.000%, 01/31/2052		200,000	197,414
			359,276
Colombia – 0.1%
Republic of Colombia
5.000%, 06/15/2045		200,000	168,322
5.625%, 02/26/2044		200,000	181,294
			349,616
Croatia – 0.2%
Republic of Croatia 1.500%, 06/17/2031	EUR	515,000	534,111
Dominican Republic – 0.2%
Government of Dominican Republic 6.400%, 06/05/2049 (C)		$425,000	397,379
Egypt – 0.1%
Arab Republic of Egypt 7.625%, 05/29/2032 (C)		210,000	189,996
Ghana – 0.0%
Republic of Ghana 6.375%, 02/11/2027 (C)		200,000	149,696
Hungary – 0.3%
Republic of Hungary 1.625%, 04/28/2032	EUR	650,000	682,368
Indonesia – 0.2%
Republic of Indonesia 1.100%, 03/12/2033		530,000	510,165
Ivory Coast – 0.1%
Republic of Ivory Coast 4.875%, 01/30/2032		225,000	218,358

136

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Jordan – 0.1%
The Hashemite Kingdom of Jordan 5.850%, 07/07/2030		$210,000	$195,190
Macedonia – 0.2%
Republic of North Macedonia
2.750%, 01/18/2025	EUR	210,000	225,975
3.675%, 06/03/2026 (C)		265,000	292,313
			518,288
Mexico – 1.1%
Government of Mexico
1.125%, 01/17/2030		200,000	197,065
1.450%, 10/25/2033		600,000	558,734
3.500%, 02/12/2034		$325,000	302,084
4.750%, 03/08/2044		20,000	19,652
7.750%, 05/29/2031	MXN	35,584,600	1,723,679
			2,801,214
Oman – 0.2%
Sultanate of Oman 6.750%, 01/17/2048 (C)		$400,000	399,048
Panama – 0.3%
Republic of Panama
3.870%, 07/23/2060		585,000	511,735
4.300%, 04/29/2053		200,000	191,996
			703,731
Philippines – 0.3%
Republic of the Philippines
1.200%, 04/28/2033	EUR	535,000	526,085
1.750%, 04/28/2041		200,000	187,663
			713,748
Romania – 0.4%
Republic of Romania
2.625%, 12/02/2040 (C)		335,000	281,209
2.750%, 04/14/2041		175,000	147,745
3.375%, 02/08/2038		170,000	162,305
4.625%, 04/03/2049		317,000	342,132
			933,391
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia 2.000%, 07/09/2039		400,000	406,341
Senegal – 0.2%
Republic of Senegal
4.750%, 03/13/2028		200,000	214,479
6.250%, 05/23/2033		$255,000	240,339
			454,818
United Arab Emirates – 0.1%
Finance Department Government of Sharjah 3.625%, 03/10/2033 (C)		280,000	257,964
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $14,760,449)			$12,717,946
CORPORATE BONDS – 28.6%
Communication services – 3.2%
AT&T, Inc.
3.500%, 02/01/2061		45,000	38,249
3.550%, 09/15/2055		798,000	703,809
3.650%, 06/01/2051		215,000	195,644
3.800%, 12/01/2057		51,000	46,529
CCO Holdings LLC 4.500%, 08/15/2030 (C)		70,000	65,680
Charter Communications Operating LLC
4.400%, 04/01/2033		195,000	194,423
5.050%, 03/30/2029		95,000	100,588
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Charter Communications Operating LLC (continued)
5.125%, 07/01/2049	$165,000	$163,693
5.750%, 04/01/2048	45,000	47,841
6.484%, 10/23/2045	250,000	284,596
6.834%, 10/23/2055	40,000	47,427
Comcast Corp.
2.887%, 11/01/2051 (C)	21,000	17,704
2.937%, 11/01/2056 (C)	71,000	58,612
2.987%, 11/01/2063 (C)	77,000	63,011
3.250%, 11/01/2039	35,000	33,187
3.750%, 04/01/2040	335,000	337,215
Cox Communications, Inc. 2.600%, 06/15/2031 (C)	170,000	153,597
CSC Holdings LLC 3.375%, 02/15/2031 (C)	430,000	362,275
Discovery Communications LLC
3.800%, 03/13/2024	80,000	80,572
3.950%, 06/15/2025 to 03/20/2028	140,000	139,970
4.000%, 09/15/2055	246,000	212,244
4.125%, 05/15/2029	22,000	22,198
5.200%, 09/20/2047	93,000	96,741
5.300%, 05/15/2049	247,000	258,324
IHS Holding, Ltd. 6.250%, 11/29/2028 (C)	200,000	187,600
Lamar Media Corp.
3.625%, 01/15/2031	30,000	27,544
3.750%, 02/15/2028	177,000	168,069
Magallanes, Inc.
4.279%, 03/15/2032 (C)	260,000	261,157
5.141%, 03/15/2052 (C)	705,000	721,282
Rogers Communications, Inc.
3.800%, 03/15/2032 (C)	125,000	124,032
4.550%, 03/15/2052 (C)	150,000	149,124
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (C)	40,000	37,447
Sprint Corp. 7.125%, 06/15/2024	85,000	91,167
Telecom Italia Capital SA
6.000%, 09/30/2034	15,000	14,101
7.721%, 06/04/2038	25,000	25,495
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (C)	400,000	405,000
Time Warner Cable LLC
4.500%, 09/15/2042	455,000	420,839
5.875%, 11/15/2040	65,000	69,856
T-Mobile USA, Inc.
2.050%, 02/15/2028	185,000	168,963
3.500%, 04/15/2025	320,000	322,118
3.875%, 04/15/2030	145,000	145,557
4.500%, 04/15/2050	100,000	101,166
Verizon Communications, Inc.
2.650%, 11/20/2040	70,000	59,546
2.850%, 09/03/2041	90,000	79,223
3.400%, 03/22/2041	65,000	60,932
3.550%, 03/22/2051	30,000	28,191
3.850%, 11/01/2042	35,000	34,829
4.000%, 03/22/2050	15,000	15,220
4.272%, 01/15/2036	15,000	15,802
Videotron, Ltd. 5.375%, 06/15/2024 (C)	40,000	41,112
WMG Acquisition Corp. 3.875%, 07/15/2030 (C)	450,000	428,625
		7,928,126

137

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary – 1.7%
Amazon.com, Inc. 3.875%, 08/22/2037	$170,000	$179,935
Asbury Automotive Group, Inc. 4.500%, 03/01/2028	45,000	43,227
Carnival Corp. 4.000%, 08/01/2028 (C)	65,000	60,450
Ford Motor Company 3.250%, 02/12/2032	35,000	31,260
General Motors Financial Company, Inc. 1.500%, 06/10/2026	360,000	328,930
Hanesbrands, Inc. 4.875%, 05/15/2026 (C)	50,000	50,286
Howard University
2.701%, 10/01/2029	100,000	93,134
2.801%, 10/01/2030	100,000	93,825
3.476%, 10/01/2041	120,000	107,557
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	20,000	20,300
Las Vegas Sands Corp. 3.500%, 08/18/2026	180,000	169,575
Lithia Motors, Inc. 4.625%, 12/15/2027 (C)	30,000	29,775
Lowe's Companies, Inc.
3.350%, 04/01/2027	40,000	40,234
3.750%, 04/01/2032	30,000	30,330
McDonald's Corp.
3.350%, 04/01/2023	180,000	182,231
3.625%, 09/01/2049	130,000	124,471
New Red Finance, Inc. 3.500%, 02/15/2029 (C)	60,000	55,407
PulteGroup, Inc. 5.500%, 03/01/2026	307,000	326,605
Service Corp. International
3.375%, 08/15/2030	335,000	301,795
5.125%, 06/01/2029	507,000	515,918
Taylor Morrison Communities, Inc.
5.125%, 08/01/2030 (C)	40,000	39,100
5.750%, 01/15/2028 (C)	302,000	311,060
The Gap, Inc.
3.625%, 10/01/2029 (C)	305,000	271,755
3.875%, 10/01/2031 (C)	440,000	383,284
The Home Depot, Inc. 3.300%, 04/15/2040	190,000	182,996
The William Carter Company 5.625%, 03/15/2027 (C)	105,000	106,550
Yum! Brands, Inc. 3.625%, 03/15/2031	20,000	18,237
		4,098,227
Consumer staples – 1.2%
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	299,000	284,633
4.750%, 04/15/2058	35,000	37,953
5.450%, 01/23/2039	138,000	161,153
BAT Capital Corp.
2.789%, 09/06/2024	250,000	246,715
4.742%, 03/16/2032	250,000	251,478
BAT International Finance PLC
1.668%, 03/25/2026	440,000	403,748
4.448%, 03/16/2028	375,000	375,798
Conagra Brands, Inc.
4.300%, 05/01/2024	70,000	71,927
5.400%, 11/01/2048	30,000	34,446
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Constellation Brands, Inc.
3.150%, 08/01/2029	$92,000	$88,837
4.650%, 11/15/2028	15,000	15,820
JBS Finance Luxembourg Sarl 2.500%, 01/15/2027 (C)	200,000	185,752
Kellogg Company 3.400%, 11/15/2027	150,000	149,692
Kernel Holding SA 6.500%, 10/17/2024	200,000	101,408
Mondelez International, Inc.
2.625%, 03/17/2027	110,000	107,331
3.000%, 03/17/2032	80,000	77,206
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)	420,000	435,910
TreeHouse Foods, Inc. 4.000%, 09/01/2028	10,000	8,467
		3,038,274
Energy – 2.7%
Apache Corp. 4.875%, 11/15/2027	20,000	20,500
BP Capital Markets America, Inc.
2.939%, 06/04/2051	120,000	102,425
3.000%, 02/24/2050	40,000	34,550
3.060%, 06/17/2041	55,000	49,284
3.379%, 02/08/2061	105,000	93,347
3.633%, 04/06/2030	215,000	218,926
ConocoPhillips Company
3.800%, 03/15/2052	25,000	25,438
4.025%, 03/15/2062 (C)	45,000	45,622
Continental Resources, Inc. 5.750%, 01/15/2031 (C)	60,000	65,628
DCP Midstream Operating LP 5.600%, 04/01/2044	30,000	31,523
Diamondback Energy, Inc. 3.500%, 12/01/2029	55,000	54,481
Ecopetrol SA 4.625%, 11/02/2031	370,000	334,850
Energo-Pro AS 8.500%, 02/04/2027 (C)	315,000	296,100
Energy Transfer LP
4.950%, 06/15/2028	45,000	47,261
5.250%, 04/15/2029	225,000	240,099
6.125%, 12/15/2045	290,000	319,798
Enterprise Products Operating LLC
3.300%, 02/15/2053	20,000	17,063
4.250%, 02/15/2048	65,000	65,260
4.950%, 10/15/2054	80,000	86,963
EQM Midstream Partners LP 6.500%, 07/01/2027 (C)	15,000	15,668
Equinor ASA
1.750%, 01/22/2026	90,000	86,178
3.625%, 04/06/2040	125,000	125,713
3.700%, 04/06/2050	60,000	60,694
Exxon Mobil Corp. 4.227%, 03/19/2040	190,000	204,305
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (C)	265,000	243,760
2.625%, 03/31/2036 (C)	630,000	564,722
2.940%, 09/30/2040 (C)	200,000	180,335
Hess Corp.
7.125%, 03/15/2033	58,000	71,569
7.300%, 08/15/2031	140,000	171,458
Leviathan Bond, Ltd. 6.500%, 06/30/2027 (C)	235,000	240,357

138

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Lundin Energy Finance BV
2.000%, 07/15/2026 (C)	$200,000	$186,233
3.100%, 07/15/2031 (C)	285,000	263,933
Marathon Petroleum Corp. 4.700%, 05/01/2025	200,000	207,835
MPLX LP
1.750%, 03/01/2026	25,000	23,426
4.950%, 03/14/2052	190,000	197,805
NGPL PipeCo LLC 3.250%, 07/15/2031 (C)	105,000	98,032
Occidental Petroleum Corp. 4.100%, 02/15/2047	40,000	37,000
ONEOK, Inc.
3.100%, 03/15/2030	80,000	74,980
4.550%, 07/15/2028	45,000	46,238
5.850%, 01/15/2026	70,000	75,234
6.350%, 01/15/2031	27,000	31,225
Ovintiv, Inc. 6.625%, 08/15/2037	165,000	195,206
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	165,000	172,552
Shell International Finance BV
2.875%, 11/26/2041	55,000	49,404
3.000%, 11/26/2051	70,000	62,653
3.250%, 04/06/2050	85,000	79,736
Sunoco LP
4.500%, 04/30/2030 (C)	25,000	23,032
5.875%, 03/15/2028	20,000	20,200
Targa Resources Corp.
4.200%, 02/01/2033 (B)	135,000	136,232
4.950%, 04/15/2052 (B)	15,000	15,282
Targa Resources Partners LP 4.875%, 02/01/2031	20,000	20,200
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030	60,000	58,513
Tullow Oil PLC 7.000%, 03/01/2025 (C)	200,000	165,000
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029 (C)	45,000	43,746
Viper Energy Partners LP 5.375%, 11/01/2027 (C)	257,000	261,783
Western Midstream Operating LP 5.300%, 02/01/2030	60,000	59,700
		6,719,057
Financials – 7.0%
American International Group, Inc. 2.500%, 06/30/2025	445,000	435,082
Aon Corp.
2.200%, 11/15/2022	185,000	185,339
2.850%, 05/28/2027 (D)	30,000	29,348
3.900%, 02/28/2052	80,000	78,953
Athene Global Funding
2.646%, 10/04/2031 (C)	215,000	189,733
2.717%, 01/07/2029 (C)	355,000	326,302
Bangkok Bank PCL (3.466% to 9-23-31, then 5 Year CMT + 2.150%) 09/23/2036 (C)	410,000	369,501
Bank of America Corp. 7.750%, 05/14/2038	130,000	181,414
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025	270,000	265,302
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (2.572% to 10-20-31, then SOFR + 1.210%) 10/20/2032	$110,000	$99,953
Bank of America Corp. (3.311% to 4-22-41, then SOFR + 1.580%) 04/22/2042	285,000	263,844
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	100,000	100,050
Bank of America Corp. (4.083% to 3-20-50, then 3 month LIBOR + 3.150%) 03/20/2051	575,000	595,027
BNP Paribas SA (1.323% to 1-13-26, then SOFR + 1.004%) 01/13/2027 (C)	200,000	182,114
BNP Paribas SA (2.219% to 6-9-25, then SOFR + 2.074%) 06/09/2026 (C)	240,000	228,217
BNP Paribas SA (2.591% to 1-20-27, then SOFR + 1.228%) 01/20/2028 (C)	220,000	207,043
Brighthouse Financial, Inc. 5.625%, 05/15/2030	250,000	274,053
Capital One Financial Corp. 3.900%, 01/29/2024	205,000	208,202
Citigroup, Inc.
3.200%, 10/21/2026	225,000	223,226
3.700%, 01/12/2026	315,000	318,877
4.450%, 09/29/2027	45,000	46,415
Citigroup, Inc. (2.520% to 11-3-31, then SOFR + 1.177%) 11/03/2032	205,000	183,917
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%) 05/01/2032	90,000	81,159
Citigroup, Inc. (3.352% to 4-24-24, then 3 month LIBOR + 0.897%) 04/24/2025	220,000	220,523
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030	110,000	111,677
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	165,000	171,296
Corebridge Financial, Inc.
3.850%, 04/05/2029 (C)	75,000	74,932
3.900%, 04/05/2032 (C)	35,000	34,948
Danske Bank A/S 5.375%, 01/12/2024 (C)	235,000	242,294
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%) 11/16/2027	180,000	164,955
Equitable Financial Life Global Funding 1.800%, 03/08/2028 (C)	380,000	341,779
FirstCash, Inc.
4.625%, 09/01/2028 (C)	250,000	232,465
5.625%, 01/01/2030 (C)	220,000	211,385
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)	730,000	732,289
HSBC Holdings PLC (0.976% to 5-24-24, then SOFR + 0.708%) 05/24/2025	290,000	275,309
HSBC Holdings PLC (1.589% to 5-24-26, then SOFR + 1.290%) 05/24/2027	305,000	278,380
HSBC Holdings PLC (4.583% to 6-19-28, then 3 month LIBOR + 1.535%) 06/19/2029	290,000	298,382
HSBC Holdings PLC (4.762% to 3-29-32, then SOFR + 2.530%) 03/29/2033	200,000	205,536

139

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (1.561% to 12-10-24, then SOFR + 0.605%) 12/10/2025	$270,000	$258,441
JPMorgan Chase & Co. (2.545% to 11-8-31, then SOFR + 1.180%) 11/08/2032	260,000	237,574
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	50,000	46,785
JPMorgan Chase & Co. (3.109% to 4-22-40, then SOFR + 2.460%) 04/22/2041	90,000	81,336
JPMorgan Chase & Co. (3.109% to 4-22-50, then SOFR + 2.440%) 04/22/2051	70,000	61,994
JPMorgan Chase & Co. (3.157% to 4-22-41, then SOFR + 1.460%) 04/22/2042	455,000	412,489
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%) 03/01/2025	40,000	40,142
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029	285,000	283,684
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%) 05/06/2030	280,000	281,483
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	595,000	607,325
JPMorgan Chase & Co. (4.005% to 4-23-28, then 3 month LIBOR + 1.120%) 04/23/2029	315,000	322,056
Marsh & McLennan Companies, Inc.
3.875%, 03/15/2024	85,000	86,781
4.750%, 03/15/2039	120,000	131,762
MGIC Investment Corp. 5.750%, 08/15/2023	30,000	30,750
Morgan Stanley 3.125%, 07/27/2026	55,000	54,525
Morgan Stanley (1.593% to 5-4-26, then SOFR + 0.879%) 05/04/2027	80,000	74,327
Morgan Stanley (1.794% to 2-13-31, then SOFR + 1.034%) 02/13/2032	515,000	442,862
Morgan Stanley (1.928% to 4-28-31, then SOFR + 1.020%) 04/28/2032	350,000	302,519
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%) 07/21/2032	255,000	225,963
Morgan Stanley (2.475% to 1-21-27, then SOFR + 1.000%) 01/21/2028	265,000	252,631
Morgan Stanley (2.511% to 10-20-31, then SOFR + 1.200%) 10/20/2032	30,000	27,040
Morgan Stanley (3.591% to 7-22-27, then 3 month LIBOR + 1.340%) 07/22/2028	395,000	396,098
Navient Corp. 7.250%, 09/25/2023	21,000	21,814
New York Life Global Funding 2.000%, 01/22/2025 (C)	205,000	198,816
NTT Finance Corp. 1.162%, 04/03/2026 (C)	200,000	184,398
OneMain Finance Corp. 6.125%, 03/15/2024	75,000	76,875
Power Finance Corp., Ltd. 3.950%, 04/23/2030 (C)	515,000	491,289
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
S&P Global, Inc.
2.450%, 03/01/2027 (C)(D)	$70,000	$68,107
2.700%, 03/01/2029 (C)	120,000	116,318
2.900%, 03/01/2032 (C)	95,000	92,098
The Bank of New York Mellon Corp. 2.050%, 01/26/2027 (D)	400,000	385,391
The Goldman Sachs Group, Inc. 6.750%, 10/01/2037	230,000	289,833
The Goldman Sachs Group, Inc. (0.925% to 10-21-23, then SOFR + 0.486%) 10/21/2024	175,000	169,628
The Goldman Sachs Group, Inc. (2.383% to 7-21-31, then SOFR + 1.248%) 07/21/2032	325,000	287,853
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) 04/22/2032	340,000	309,013
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%) 10/21/2032	35,000	31,642
The Goldman Sachs Group, Inc. (3.102% to 2-24-32, then SOFR + 1.410%) 02/24/2033	50,000	47,129
The Goldman Sachs Group, Inc. (4.017% to 10-31-37, then 3 month LIBOR + 1.373%) 10/31/2038	25,000	25,263
The Goldman Sachs Group, Inc. (4.223% to 5-1-28, then 3 month LIBOR + 1.301%) 05/01/2029	235,000	240,615
The PNC Financial Services Group, Inc. 2.550%, 01/22/2030	45,000	42,949
Unum Group 4.125%, 06/15/2051	35,000	30,557
Wells Fargo & Company
3.000%, 04/22/2026 to 10/23/2026	205,000	202,442
4.400%, 06/14/2046	60,000	62,205
4.900%, 11/17/2045	15,000	16,555
5.606%, 01/15/2044	15,000	17,854
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%) 03/02/2033	275,000	267,257
Wells Fargo & Company (5.013% to 4-4-50, then SOFR + 4.502%) 04/04/2051	80,000	94,942
Willis North America, Inc. 3.600%, 05/15/2024	115,000	115,662
		17,214,293
Health care – 2.5%
AbbVie, Inc.
3.200%, 11/21/2029	115,000	113,632
4.625%, 10/01/2042	60,000	63,745
Alcon Finance Corp. 2.750%, 09/23/2026 (C)	400,000	387,295
Amgen, Inc.
3.350%, 02/22/2032	70,000	69,345
4.200%, 02/22/2052	15,000	15,513
Anthem, Inc. 3.500%, 08/15/2024	130,000	131,934
Astrazeneca Finance LLC 1.750%, 05/28/2028	300,000	276,427
Avantor Funding, Inc. 4.625%, 07/15/2028 (C)	375,000	370,875
Bausch Health Companies, Inc. 5.750%, 08/15/2027 (C)	50,000	49,268

140

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Baxalta, Inc. 3.600%, 06/23/2022	$11,000	$11,011
Baxter International, Inc. 2.539%, 02/01/2032 (C)	715,000	652,894
Bayer US Finance II LLC 4.250%, 12/15/2025 (C)	260,000	264,364
Boston Scientific Corp. 1.900%, 06/01/2025	125,000	119,972
Bristol-Myers Squibb Company
0.750%, 11/13/2025	320,000	296,345
2.550%, 11/13/2050	95,000	78,858
2.950%, 03/15/2032	60,000	58,694
3.550%, 03/15/2042	290,000	286,826
Centene Corp.
3.375%, 02/15/2030	5,000	4,705
4.250%, 12/15/2027	50,000	50,188
4.625%, 12/15/2029	585,000	589,733
Cigna Corp. 1.250%, 03/15/2026	360,000	336,147
CommonSpirit Health 3.347%, 10/01/2029	45,000	43,690
CVS Health Corp.
4.125%, 04/01/2040	85,000	86,476
5.125%, 07/20/2045	85,000	95,949
HCA, Inc.
3.625%, 03/15/2032 (C)	65,000	63,697
4.625%, 03/15/2052 (C)	55,000	55,427
Humana, Inc.
2.150%, 02/03/2032	105,000	91,998
3.700%, 03/23/2029	225,000	225,743
Kaiser Foundation Hospitals
2.810%, 06/01/2041	100,000	87,320
3.002%, 06/01/2051	165,000	145,352
Royalty Pharma PLC
1.750%, 09/02/2027	25,000	22,689
2.150%, 09/02/2031	420,000	360,094
2.200%, 09/02/2030	85,000	74,315
3.300%, 09/02/2040	55,000	46,827
Sutter Health 3.361%, 08/15/2050	110,000	98,092
Teleflex, Inc.
4.250%, 06/01/2028 (C)	45,000	43,819
4.625%, 11/15/2027	15,000	15,206
Teva Pharmaceutical Finance Netherlands III BV 4.750%, 05/09/2027	200,000	191,990
UnitedHealth Group, Inc.
2.750%, 05/15/2040	110,000	98,795
3.500%, 08/15/2039	70,000	69,438
		6,144,688
Industrials – 2.3%
AerCap Ireland Capital DAC 3.300%, 01/30/2032	270,000	243,394
Ashtead Capital, Inc. 4.375%, 08/15/2027 (C)	605,000	612,575
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (C)	510,000	492,298
4.000%, 07/01/2029 (C)	80,000	78,115
Builders FirstSource, Inc. 5.000%, 03/01/2030 (C)	225,000	221,315
BWX Technologies, Inc. 4.125%, 04/15/2029 (C)	55,000	52,938
Clean Harbors, Inc.
4.875%, 07/15/2027 (C)	625,000	623,438
5.125%, 07/15/2029 (C)	25,000	25,094
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
DAE Funding LLC 1.550%, 08/01/2024 (C)	$435,000	$410,859
Imola Merger Corp. 4.750%, 05/15/2029 (C)	50,000	48,148
International Airport Finance SA 12.000%, 03/15/2033 (C)	326,117	337,124
L3Harris Technologies, Inc. 3.850%, 06/15/2023	260,000	263,642
Nielsen Finance LLC 4.500%, 07/15/2029 (C)	276,000	275,310
Northrop Grumman Corp. 5.150%, 05/01/2040	95,000	110,554
Otis Worldwide Corp. 2.565%, 02/15/2030	165,000	154,208
Penske Truck Leasing Company LP
2.700%, 11/01/2024 (C)	250,000	246,205
4.000%, 07/15/2025 (C)	170,000	171,652
Raytheon Technologies Corp.
2.375%, 03/15/2032	50,000	45,901
3.650%, 08/16/2023	4,000	4,052
3.950%, 08/16/2025	60,000	61,892
4.450%, 11/16/2038	120,000	130,143
Sensata Technologies BV 5.000%, 10/01/2025 (C)	75,000	76,031
The Boeing Company
5.040%, 05/01/2027	220,000	231,663
5.150%, 05/01/2030	135,000	143,972
Trane Technologies Luxembourg Finance SA 4.500%, 03/21/2049	40,000	42,608
Union Pacific Corp.
2.375%, 05/20/2031	290,000	271,341
2.800%, 02/14/2032	80,000	76,810
2.973%, 09/16/2062	5,000	4,231
United Airlines, Inc. 4.625%, 04/15/2029 (C)	45,000	42,793
United Rentals North America, Inc.
4.000%, 07/15/2030	35,000	33,472
5.500%, 05/15/2027	65,000	67,230
		5,599,008
Information technology – 3.9%
Apple, Inc.
1.400%, 08/05/2028	465,000	425,169
2.200%, 09/11/2029	85,000	81,010
2.650%, 02/08/2051	235,000	202,707
3.450%, 02/09/2045	45,000	44,701
4.375%, 05/13/2045	35,000	39,557
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	824,000	780,905
Broadcom, Inc.
3.419%, 04/15/2033 (C)	215,000	200,664
3.469%, 04/15/2034 (C)	46,000	42,602
4.000%, 04/15/2029 (C)	705,000	704,655
4.300%, 11/15/2032	35,000	35,517
CDK Global, Inc. 5.250%, 05/15/2029 (C)	83,000	83,481
CDW LLC
2.670%, 12/01/2026	60,000	56,552
3.250%, 02/15/2029	340,000	312,395
3.276%, 12/01/2028	55,000	51,805
3.569%, 12/01/2031	50,000	46,323
4.125%, 05/01/2025	230,000	231,208
Entegris, Inc.
3.625%, 05/01/2029 (C)	20,000	18,713
4.375%, 04/15/2028 (C)	40,000	38,700

141

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	$386,000	$373,694
Gartner, Inc.
3.625%, 06/15/2029 (C)	50,000	46,875
3.750%, 10/01/2030 (C)	143,000	134,241
4.500%, 07/01/2028 (C)	193,000	192,275
Global Payments, Inc.
2.150%, 01/15/2027	55,000	51,622
3.200%, 08/15/2029	230,000	218,503
Go Daddy Operating Company LLC
3.500%, 03/01/2029 (C)	55,000	50,571
5.250%, 12/01/2027 (C)	454,000	456,068
IBM Corp. 2.720%, 02/09/2032	130,000	123,446
Intel Corp. 3.100%, 02/15/2060	175,000	150,378
Kyndryl Holdings, Inc. 3.150%, 10/15/2031 (C)	170,000	143,232
Leidos, Inc. 3.625%, 05/15/2025	130,000	129,968
Marvell Technology, Inc.
2.450%, 04/15/2028	190,000	174,701
2.950%, 04/15/2031	190,000	175,625
Mastercard, Inc. 2.950%, 03/15/2051	110,000	100,643
Microchip Technology, Inc. 2.670%, 09/01/2023	370,000	368,761
Microsoft Corp. 3.041%, 03/17/2062	129,000	120,467
Nokia OYJ
4.375%, 06/12/2027	130,000	131,868
6.625%, 05/15/2039	40,000	47,650
NortonLifeLock, Inc. 5.000%, 04/15/2025 (C)	530,000	529,200
NVIDIA Corp. 3.500%, 04/01/2040	185,000	186,348
NXP BV
4.300%, 06/18/2029 (C)	25,000	25,807
4.875%, 03/01/2024 (C)	285,000	292,847
5.350%, 03/01/2026 (C)	115,000	121,042
5.550%, 12/01/2028 (C)	95,000	104,131
Open Text Corp. 3.875%, 12/01/2029 (C)	355,000	337,250
Open Text Holdings, Inc. 4.125%, 12/01/2031 (C)	60,000	56,175
Oracle Corp.
2.300%, 03/25/2028	160,000	146,140
2.875%, 03/25/2031	35,000	31,913
3.600%, 04/01/2040 to 04/01/2050	210,000	177,101
3.850%, 04/01/2060	440,000	361,094
3.950%, 03/25/2051	140,000	122,390
4.000%, 07/15/2046 to 11/15/2047	180,000	159,514
4.100%, 03/25/2061	115,000	98,033
4.125%, 05/15/2045	10,000	8,980
SS&C Technologies, Inc. 5.500%, 09/30/2027 (C)	262,000	263,969
Xerox Holdings Corp. 5.500%, 08/15/2028 (C)	40,000	39,010
		9,648,196
Materials – 0.9%
Ball Corp. 4.000%, 11/15/2023	570,000	575,700
DuPont de Nemours, Inc. 4.205%, 11/15/2023	340,000	347,916
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
FS Luxembourg Sarl 10.000%, 12/15/2025 (C)		$200,000	$210,000
International Flavors & Fragrances, Inc. 2.300%, 11/01/2030 (C)		135,000	120,510
LYB International Finance III LLC 1.250%, 10/01/2025		167,000	154,573
Metinvest BV 5.625%, 06/17/2025 (C)	EUR	195,000	93,579
Olin Corp. 5.125%, 09/15/2027		$25,000	24,920
Standard Industries, Inc.
3.375%, 01/15/2031 (C)		40,000	35,000
4.375%, 07/15/2030 (C)		410,000	375,542
The Chemours Company 5.375%, 05/15/2027 (D)		45,000	44,888
Vale Overseas, Ltd.
3.750%, 07/08/2030		135,000	130,275
6.250%, 08/10/2026		65,000	71,351
			2,184,254
Real estate – 0.9%
American Tower Corp.
1.450%, 09/15/2026		85,000	77,554
1.500%, 01/31/2028		45,000	39,762
2.400%, 03/15/2025		135,000	131,377
3.650%, 03/15/2027		135,000	134,639
EPR Properties
3.600%, 11/15/2031		85,000	77,061
3.750%, 08/15/2029		120,000	112,327
4.950%, 04/15/2028		225,000	225,095
Equinix, Inc. 2.000%, 05/15/2028		104,000	93,709
GLP Capital LP
3.250%, 01/15/2032		105,000	95,267
4.000%, 01/15/2031		85,000	82,440
5.300%, 01/15/2029		130,000	136,574
5.750%, 06/01/2028		130,000	139,916
Realty Income Corp.
2.200%, 06/15/2028		15,000	13,837
2.850%, 12/15/2032		15,000	14,171
3.400%, 01/15/2028		60,000	59,829
SBA Tower Trust
2.836%, 01/15/2025 (C)		300,000	295,114
3.448%, 03/15/2023 (C)		435,000	435,061
VICI Properties LP 4.250%, 12/01/2026 (C)		10,000	9,958
			2,173,691
Utilities – 2.3%
Alabama Power Company
3.450%, 10/01/2049		120,000	111,324
4.150%, 08/15/2044		105,000	106,591
American Water Capital Corp. 4.150%, 06/01/2049		80,000	82,929
Cleco Corporate Holdings LLC
3.375%, 09/15/2029		140,000	133,797
4.973%, 05/01/2046		5,000	5,276
Commonwealth Edison Company 3.650%, 06/15/2046		175,000	173,028
Consolidated Edison Company of New York, Inc. 3.200%, 12/01/2051		120,000	106,098
Duke Energy Carolinas LLC 3.450%, 04/15/2051		5,000	4,847
Duke Energy Corp. 2.550%, 06/15/2031		385,000	352,004

142

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Indiana LLC
2.750%, 04/01/2050	$140,000	$117,901
3.250%, 10/01/2049	105,000	93,282
Duke Energy Progress LLC
3.700%, 10/15/2046	125,000	121,033
4.000%, 04/01/2052	65,000	68,889
Duquesne Light Holdings, Inc. 2.775%, 01/07/2032 (C)	130,000	116,188
Enel Finance International NV 1.375%, 07/12/2026 (C)	220,000	201,937
Evergy, Inc.
2.450%, 09/15/2024	90,000	88,307
2.900%, 09/15/2029	175,000	167,261
Exelon Corp.
3.950%, 06/15/2025	210,000	214,100
4.100%, 03/15/2052 (C)	30,000	30,470
FirstEnergy Corp.
1.600%, 01/15/2026	35,000	32,550
2.250%, 09/01/2030	75,000	66,375
Georgia Power Company 4.300%, 03/15/2042	200,000	202,216
IPALCO Enterprises, Inc. 3.700%, 09/01/2024	175,000	175,453
ITC Holdings Corp. 2.950%, 05/14/2030 (C)	165,000	156,310
Jersey Central Power & Light Company 2.750%, 03/01/2032 (C)	125,000	116,399
MidAmerican Energy Company
3.150%, 04/15/2050	90,000	82,658
3.650%, 08/01/2048	25,000	24,770
NiSource, Inc. 3.490%, 05/15/2027	210,000	209,329
NRG Energy, Inc. 2.450%, 12/02/2027 (C)	190,000	175,238
Pacific Gas & Electric Company
2.500%, 02/01/2031	430,000	370,891
4.400%, 03/01/2032	65,000	63,901
4.950%, 07/01/2050	390,000	367,341
5.250%, 03/01/2052	60,000	61,101
PacifiCorp
4.125%, 01/15/2049	33,000	34,125
4.150%, 02/15/2050	45,000	46,862
Puget Energy, Inc.
3.650%, 05/15/2025	180,000	180,393
4.100%, 06/15/2030	130,000	129,751
Sempra Energy
3.400%, 02/01/2028	200,000	199,332
3.800%, 02/01/2038	85,000	83,363
4.000%, 02/01/2048	25,000	24,799
Southern California Edison Company
2.750%, 02/01/2032	205,000	190,261
2.850%, 08/01/2029	135,000	128,468
4.000%, 04/01/2047	72,000	69,180
The AES Corp. 3.300%, 07/15/2025 (C)	175,000	171,693
The Southern Company 2.950%, 07/01/2023	70,000	70,367
		5,728,388
TOTAL CORPORATE BONDS (Cost $73,351,972)		$70,476,202
MUNICIPAL BONDS – 2.2%
Chicago Board of Education (Illinois), GO
6.038%, 12/01/2029	30,000	31,647
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Chicago Board of Education (Illinois), GO (continued)
6.138%, 12/01/2039	$155,000	$169,478
6.319%, 11/01/2029	185,000	201,696
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	90,000	89,811
County of Riverside (California)
2.963%, 02/15/2027	600,000	597,421
3.070%, 02/15/2028	600,000	598,953
Metropolitan Transportation Authority (New York)
4.750%, 11/15/2045	255,000	274,790
5.175%, 11/15/2049	705,000	806,648
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	91,000	121,448
New York Transportation Development Corp. 4.248%, 09/01/2035	715,000	739,398
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	797,336
State Board of Administration Finance Corp. (Florida) 1.258%, 07/01/2025	510,000	484,462
State of Illinois, GO
4.950%, 06/01/2023	241,818	246,128
5.000%, 01/01/2023	40,000	40,791
5.947%, 04/01/2022	120,000	120,000
TOTAL MUNICIPAL BONDS (Cost $5,240,495)		$5,320,007
TERM LOANS (E) – 2.4%
Communication services – 0.1%
Clear Channel Outdoor Holdings, Inc., Term Loan B (3 month LIBOR + 3.500%) 3.799%, 08/21/2026	136,500	134,043
CSC Holdings LLC, 2019 Term Loan B5 (1 month LIBOR + 2.500%) 2.897%, 04/15/2027	96,775	94,936
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	131,829	131,088
		360,067
Consumer discretionary – 0.4%
APX Group, Inc., 2021 Term Loan B (Prime rate + 2.500% and 1 month LIBOR + 3.500%) 4.005%, 07/10/2028	99,500	98,043
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%) 3.207%, 12/23/2024	106,560	105,894
Carnival Corp., 2021 Incremental Term Loan B (3 month LIBOR + 3.250%) 4.000%, 10/18/2028	99,750	97,381
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 4.000%, 10/21/2024	101,563	100,166
MajorDrive Holdings IV LLC, Term Loan B (3 month LIBOR + 4.000%) 4.563%, 06/01/2028	99,250	97,576
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%) 2.207%, 11/19/2026	208,282	203,552
Staples, Inc., 7 Year Term Loan (3 month LIBOR + 5.000%) 5.317%, 04/16/2026	124,845	117,731

143

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Consumer discretionary (continued)
Verisure Holding AB, 2020 EUR Term Loan B (6 month EURIBOR + 3.250%) 3.250%, 07/20/2026	EUR	115,000	$124,317
			944,660
Consumer staples – 0.1%
Brightview Landscapes LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 2.500%) 3.000%, 08/15/2025		$167,047	165,585
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 4.756%, 10/01/2026		196,515	195,041
			360,626
Financials – 0.1%
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.125%) 3.582%, 11/03/2023		100,649	99,945
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%) 3.707%, 12/23/2026		98,750	96,487
Sedgwick Claims Management Services, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%) 4.207%, 09/03/2026		131,288	130,262
			326,694
Health care – 0.4%
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.375%) 3.875%, 12/23/2027		99,000	97,160
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%) 3.457%, 06/02/2025		61,813	61,246
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.500%) 3.500%, 03/01/2024		97,449	96,791
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%) 1.981%, 08/01/2027		1,011	994
Endo Luxembourg Finance Company I Sarl, 2021 Term Loan (1 month LIBOR + 5.000%) 5.750%, 03/27/2028		143,399	134,004
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%) 4.000%, 05/05/2028		99,250	98,791
Mozart Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 3.750%, 10/23/2028		175,000	173,163
Pathway Vet Alliance LLC, 2021 Term Loan (1 month LIBOR + 3.750%) 4.207%, 03/31/2027		98,046	96,883
Zelis Payments Buyer, Inc., 2021 Term Loan (1 month LIBOR + 3.500%) 3.731%, 09/30/2026		123,438	122,049
			881,081
Industrials – 0.5%
American Builders & Contractors Supply Company, Inc., 2019 Term Loan (1 month LIBOR + 2.000%) 2.457%, 01/15/2027		393,939	388,475
Brand Industrial Services, Inc., 2017 Term Loan (3 month LIBOR + 4.250%) 5.250%, 06/21/2024		190,500	181,425
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Industrials (continued)
Gardner Denver, Inc., 2020 USD Term Loan B2 (1 month LIBOR + 1.750%) 2.207%, 03/01/2027	$122,143	$119,930
Ingersoll-Rand Services Company, 2020 USD Spinco Term Loan (1 month LIBOR + 1.750%) 2.207%, 03/01/2027	143,970	141,361
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%) 3.697%, 02/06/2026	196,759	194,686
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%) 2.707%, 05/30/2025	95,730	93,906
		1,119,783
Information technology – 0.6%
FleetCor Technologies Operating Company LLC, 2021 Term Loan B4 (1 month LIBOR + 1.750%) 2.195%, 04/28/2028	649	637
Gainwell Acquisition Corp., Term Loan B (3 month LIBOR + 4.000%) 5.006%, 10/01/2027	98,997	98,750
Go Daddy Operating Company LLC, 2017 Repriced Term Loan (1 month LIBOR + 1.750%) 1.959%, 02/15/2024	388,201	385,126
McAfee Corp., 2022 USD Term Loan B (3 month SOFR + 4.000%) 4.500%, 03/01/2029	105,000	104,081
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%) 4.500%, 02/01/2028	97,211	96,391
Polaris Newco LLC, USD Term Loan B (1 month LIBOR + 4.000%) 4.500%, 06/02/2028	99,500	98,679
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%) 2.207%, 04/16/2025	100,952	99,265
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%) 2.207%, 04/16/2025	81,951	80,581
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 1.750%) 2.207%, 04/16/2025	97,231	95,571
UKG, Inc., Term Loan B (3 month LIBOR + 3.750%) 4.756%, 05/04/2026	97,500	97,031
WEX, Inc., 2021 Term Loan (1 month LIBOR + 2.250%) 2.707%, 03/31/2028	450,450	444,418
		1,600,530
Materials – 0.2%
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3 (3 month LIBOR + 1.750%) 2.756%, 06/01/2024	196,477	194,548
Proampac PG Borrower LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 4.500%, 11/03/2025	99,250	96,893
Quikrete Holdings, Inc., 2021 Term Loan B1 06/11/2028 TBD (F)	100,000	98,056
		389,497
TOTAL TERM LOANS (Cost $6,049,187)		$5,982,938

144

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 15.8%
Commercial and residential – 13.4%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 1.491%, 08/25/2035 (G)	$129,592	$117,867
Series 2005-56, Class 5A1 (1 month LIBOR + 0.640%), 1.097%, 11/25/2035 (G)	59,702	51,810
Series 2005-72, Class A1 (1 month LIBOR + 0.540%), 0.997%, 01/25/2036 (G)	16,594	16,305
Series 2005-7CB, Class 2A8 (1 month LIBOR + 0.450%), 0.907%, 03/01/2038 (G)	104,613	86,821
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	66,688	37,195
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 1.081%, 10/25/2046 (G)	35,078	28,080
Series 2007-2, Class A1 (1 month LIBOR + 0.125%), 0.582%, 03/25/2047 (G)	14,652	13,765
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (C)(H)	17,040	17,025
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(H)	205,744	202,279
Series 2021-2, Class A1, 0.985%, 04/25/2066 (C)(H)	186,137	177,556
Series 2021-4, Class A2, 1.241%, 01/20/2065 (C)(H)	167,557	158,679
Series 2021-5, Class A1, 0.951%, 07/25/2066 (C)(H)	438,709	414,091
Series 2021-6, Class A1, 1.458%, 09/25/2066 (C)(H)	578,532	547,023
Series 2021-8, Class A1, 1.820%, 11/25/2066 (C)(H)	294,306	275,578
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(H)	266,246	259,788
BANK
Series 2017-BNK8, Class XA IO, 0.725%, 11/15/2050	4,426,652	148,046
Series 2019-BN18, Class XA IO, 0.897%, 05/15/2062	1,413,362	73,582
Series 2019-BN20, Class XA IO, 0.853%, 09/15/2062	2,436,711	121,684
Series 2019-BN22, Class XA IO, 0.598%, 11/15/2062	2,437,735	92,553
Series 2019-BN23, Class XA IO, 0.695%, 12/15/2052	1,922,714	85,315
Series 2019-BN24, Class XA IO, 0.644%, 11/15/2062	1,185,326	50,336
Series 2020-BN28, Class XA IO, 1.782%, 03/15/2063	2,594,431	302,140
Series 2021-BN31, Class A4, 2.036%, 02/15/2054	285,000	256,649
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.437%, 02/15/2050	3,155,449	173,337
Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 1.247%, 08/15/2036 (C)(G)	949,000	939,439
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month LIBOR + 0.340%) 0.797%, 01/25/2037 (G)	$91,604	$86,234
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month LIBOR + 0.500%) 0.957%, 01/25/2036 (G)	95,616	138,841
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month LIBOR + 0.180%) 0.637%, 10/25/2036 (G)	7,770	7,319
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.492%, 01/15/2051	1,298,196	29,464
Series 2018-B4, Class XA IO, 0.508%, 07/15/2051	2,297,095	49,766
Series 2018-B8, Class XA IO, 0.642%, 01/15/2052	4,742,880	156,521
Series 2019-B10, Class XA IO, 1.225%, 03/15/2062	3,182,086	201,141
Series 2019-B12, Class XA IO, 1.061%, 08/15/2052	1,091,197	57,332
Series 2020-B18, Class XA IO, 1.792%, 07/15/2053	698,326	67,333
Series 2020-B22, Class XA IO, 1.519%, 01/15/2054	1,163,086	121,796
BINOM Securitization Trust Series 2021-INV1, Class A1 2.034%, 06/25/2056 (C)(H)	198,117	188,767
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.941%, 02/25/2049 (C)(H)	135,629	131,615
Series 2021-NQM2, Class A1, 0.970%, 03/25/2060 (C)(H)	175,344	171,149
BX Commercial Mortgage Trust Series 2019-XL, Class A (1 month LIBOR + 0.920%) 1.317%, 10/15/2036 (C)(G)	550,597	548,199
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) 2.947%, 12/15/2037 (C)(G)	355,000	348,923
Century Plaza Towers Series 2019-CPT, Class A 2.865%, 11/13/2039 (C)	345,000	325,554
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	104,401	92,506
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month LIBOR + 0.680%), 1.137%, 03/25/2035 (G)	27,777	25,657
Series 2007-HY4, Class 1A1, 2.887%, 09/25/2047 (H)	63,677	60,196
CIM Trust Series 2017-7, Class A 3.000%, 04/25/2057 (C)(H)	109,193	109,559
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO, 0.911%, 07/10/2047	1,698,141	30,511
Series 2015-GC29, Class XA IO, 1.021%, 04/10/2048	1,596,496	40,657

145

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2016-C3, Class C, 4.095%, 11/15/2049 (H)	$288,000	$273,765
Citigroup Mortgage Loan Trust Series 2019-E, Class A1 3.228%, 11/25/2070 (C)	207,934	207,861
COLT Mortgage Loan Trust Series 2021-3, Class A1 0.956%, 09/27/2066 (C)(H)	463,558	429,370
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (C)	800,000	807,220
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4, 4.051%, 04/10/2047	480,000	486,479
Series 2014-CR17, Class A5, 3.977%, 05/10/2047	390,000	395,201
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	260,000	262,731
Series 2015-3BP, Class A, 3.178%, 02/10/2035 (C)	580,000	569,926
Series 2022-HC, Class A, 2.819%, 01/10/2039 (C)	100,000	95,957
Series 2022-HC, Class D, 3.896%, 01/10/2039 (C)(H)	100,000	96,537
Credit Suisse Mortgage Capital Certificates
Series 2017-FHA1, Class A1, 3.250%, 04/25/2047 (C)(H)	175,907	170,840
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(H)	389,838	375,985
Series 2021-NQM8, Class A1, 1.841%, 10/25/2066 (C)(H)	281,352	268,575
Series 2021-RPL4, Class A1, 1.796%, 12/27/2060 (C)(H)	166,994	158,947
Series 2022-NQM1, Class A1, 2.265%, 11/25/2066 (C)(H)	651,215	626,353
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	15,031
Series 2015-C2, Class XA IO, 0.742%, 06/15/2057	4,925,856	88,346
Series 2016-C6, Class XA IO, 1.866%, 01/15/2049	1,070,908	64,993
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.712%, 09/15/2053	528,701	45,356
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (C)(H)	128,924	121,263
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month LIBOR + 0.300%) 0.757%, 03/25/2037 (G)	42,485	42,708
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.931%, 06/25/2066 (C)(H)	$111,955	$104,700
Series 2022-1, Class A1, 2.206%, 01/25/2067 (C)(H)	307,192	290,691
GCAT Trust
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (C)(H)	243,360	230,154
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (C)(H)	338,646	320,500
Series 2021-NQM7, Class A1, 1.915%, 08/25/2066 (C)(H)	250,435	243,229
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 2.893%, 04/19/2036 (H)	103,924	87,158
GS Mortgage Securities Trust
Series 2012-ALOH, Class A, 3.551%, 04/10/2034 (C)	670,000	669,704
Series 2014-GC20, Class A5, 3.998%, 04/10/2047	395,000	399,049
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 2.871%, 01/25/2036 (H)	3,584	3,651
Series 2007-1F, Class 4A1 (1 month LIBOR + 0.300%), 0.757%, 01/25/2037 (G)	79,608	18,244
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month LIBOR + 0.660%), 1.109%, 09/19/2035 (G)	22,893	18,180
Series 2006-12, Class 2A13 (1 month LIBOR + 0.240%), 0.689%, 12/19/2036 (G)	139,659	142,171
Series 2006-12, Class 2A2A (1 month LIBOR + 0.190%), 0.639%, 01/19/2038 (G)	51,200	48,443
Series 2007-7, Class 2A1B (1 month LIBOR + 1.000%), 1.457%, 10/25/2037 (G)	54,864	50,445
Home Re, Ltd. Series 2018-1, Class M1 (1 month LIBOR + 1.600%) 2.057%, 10/25/2028 (C)(G)	108,016	107,834
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.073%, 09/25/2056 (C)(H)	243,078	224,554
Series 2022-NQM2, Class A1, 3.638%, 03/25/2067 (C)	640,000	632,630
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 2.920%, 12/25/2036 (H)	36,305	33,796
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A4 3.997%, 04/15/2047	395,000	398,733
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (C)	160,000	155,285
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 3.067%, 05/25/2036 (H)	7,847	6,922

146

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Legacy Mortgage Asset Trust
Series 2019-GS6, Class A1 (3.000% until 8-25-22, then 6.000% until 8-25-23, then 7.000% thereafter), 3.000%, 06/25/2059 (C)	$312,584	$311,950
Series 2019-GS7, Class A1, 3.250%, 11/25/2059 (C)	427,985	426,047
Series 2021-GS2, Class A1, 1.750%, 04/25/2061 (C)	168,553	160,696
Series 2021-GS3, Class A1, 1.750%, 07/25/2061 (C)	214,990	204,643
Series 2021-GS4, Class A1, 1.650%, 11/25/2060 (C)	112,408	106,067
Lehman XS Trust Series 2006-16N, Class A4A (1 month LIBOR + 0.380%) 0.837%, 11/25/2046 (G)	116,071	109,324
LSTAR Securities Investment Trust
Series 2019-3, Class A1 (1 month LIBOR + 2.500%), 2.731%, 04/01/2024 (C)(G)	146,279	147,350
Series 2019-4, Class A1 (1 month LIBOR + 2.500%), 2.731%, 05/01/2024 (C)(G)	293,516	297,111
Series 2021-1, Class A (1 month LIBOR + 1.800%), 2.031%, 02/01/2026 (C)(G)	267,983	268,692
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month LIBOR + 0.380%) 0.837%, 05/25/2046 (G)	101,471	91,403
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 2.759%, 11/21/2034 (H)	15,775	15,728
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(H)	45,318	44,282
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (C)(H)	183,674	180,475
Series 2021-NQM2, Class A1, 1.029%, 11/25/2064 (C)(H)	197,423	186,734
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class XA IO 0.959%, 12/15/2047	968,900	19,208
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	605,300
Series 2017-H1, Class XA IO, 1.341%, 06/15/2050	699,907	33,167
MTRO Commercial Mortgage Trust Series 2019-TECH, Class D (1 month LIBOR + 1.800%) 2.197%, 12/15/2033 (C)(G)	300,000	290,905
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(H)	207,917	207,817
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(H)	222,549	224,404
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (C)(H)	396,801	397,576
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (C)(H)	$373,707	$374,582
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (C)(H)	293,397	294,231
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(H)	202,449	202,737
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%), 1.957%, 06/25/2057 (C)(G)	198,045	199,668
Series 2017-6A, Class A1, 4.000%, 08/27/2057 (C)(H)	349,849	351,828
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(H)	151,158	152,396
Series 2018-4A, Class A1S (1 month LIBOR + 0.750%), 1.207%, 01/25/2048 (C)(G)	282,867	281,029
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(H)	220,945	220,110
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(H)	59,812	59,445
Series 2021-NQ2R, Class A1, 0.941%, 10/25/2058 (C)(H)	152,231	148,395
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (C)(H)	490,866	460,900
Oaktown Re II, Ltd. Series 2018-1A, Class M1 (1 month LIBOR + 1.550%) 2.007%, 07/25/2028 (C)(G)	93,982	93,859
Oaktown Re III, Ltd. Series 2019-1A, Class M1A (1 month LIBOR + 1.400%) 1.857%, 07/25/2029 (C)(G)	32,514	32,512
OBX Trust
Series 2021-NQM1, Class A1, 1.072%, 02/25/2066 (C)(H)	356,823	345,493
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (C)(H)	293,621	275,428
Series 2022-NQM1, Class A1, 2.305%, 11/25/2061 (C)(H)	567,198	548,489
PRPM LLC
Series 2020-6, Class A1, 2.363%, 11/25/2025 (C)	87,905	85,526
Series 2021-3, Class A1, 1.867%, 04/25/2026 (C)	241,863	231,071
Series 2021-4, Class A1, 1.867%, 04/25/2026 (C)	320,334	304,872
Series 2021-9, Class A1, 2.363%, 10/25/2026 (C)(H)	588,521	562,505
RALI Series Trust Series 2007-QH7, Class 1A1 (1 month LIBOR + 0.500%) 0.957%, 08/25/2037 (G)	46,246	43,442
RCO VII Mortgage LLC Series 2021-1, Class A1 1.868%, 05/26/2026 (C)	218,748	212,579
Seasoned Credit Risk Transfer Trust Series 2019-3, Class MV 3.500%, 10/25/2058	121,814	123,866

147

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	$645,000	$625,946
SG Residential Mortgage Trust Series 2021-1, Class A1 1.160%, 07/25/2061 (C)(H)	423,127	399,470
Starwood Mortgage Residential Trust
Series 2021-1, Class A1, 1.219%, 05/25/2065 (C)(H)	326,690	320,001
Series 2021-2, Class A1, 0.943%, 05/25/2065 (C)(H)	117,394	114,713
Series 2021-6, Class A1, 1.920%, 11/25/2066 (C)(H)	443,598	418,074
Toorak Mortgage Corp., Ltd. Series 2021-1, Class A1 2.240%, 06/25/2024 (C)	330,000	312,310
Towd Point Mortgage Trust
Series 2016-2, Class A1A, 2.750%, 08/25/2055 (C)(H)	13,133	13,121
Series 2017-1, Class A1, 2.750%, 10/25/2056 (C)(H)	187,234	187,231
Series 2017-2, Class A1, 2.750%, 04/25/2057 (C)(H)	46,744	46,770
Series 2017-3, Class A1, 2.750%, 07/25/2057 (C)(H)	110,810	110,904
Series 2017-4, Class A1, 2.750%, 06/25/2057 (C)(H)	227,224	225,579
Series 2017-5, Class A1 (1 month LIBOR + 0.600%), 1.057%, 02/25/2057 (C)(G)	137,634	137,120
Series 2021-R1, Class A1, 2.918%, 11/30/2060 (C)(H)	629,917	607,207
Triangle Re, Ltd. Series 2021-2, Class M1A (1 month LIBOR + 2.050%) 2.507%, 10/25/2033 (C)(G)	265,000	264,620
Verus Securitization Trust
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(H)	160,522	154,521
Series 2021-8, Class A1, 1.824%, 11/25/2066 (C)(H)	317,182	303,508
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(H)	180,154	176,415
Series 2022-1, Class A1, 2.724%, 01/25/2067 (C)	410,844	399,299
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 2.811%, 06/25/2037 (H)	12,844	12,286
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month LIBOR + 0.600%) 1.057%, 07/25/2036 (G)	20,625	13,960
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050	310,000	312,328
Series 2015-NXS1, Class D, 4.152%, 05/15/2048 (H)	40,000	38,000
Series 2015-NXS1, Class XA IO, 1.084%, 05/15/2048	1,496,018	38,375
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2015-NXS3, Class XA IO, 0.900%, 09/15/2057	$2,592,851	$66,619
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A5 4.101%, 03/15/2047	304,634	309,522
		32,967,241
U.S. Government Agency – 2.4%
Federal Home Loan Mortgage Corp.
Series 2018-HRP1, Class M2 (1 month LIBOR + 1.650%), 2.107%, 04/25/2043 (C)(G)	50,571	50,444
Series 2019-DNA2, Class M2 (1 month LIBOR + 2.450%), 2.907%, 03/25/2049 (C)(G)	277,276	277,619
Series 2019-DNA3, Class M2 (1 month LIBOR + 2.050%), 2.507%, 07/25/2049 (C)(G)	204,724	204,724
Series 2019-HQA1, Class M2 (1 month LIBOR + 2.350%), 2.807%, 02/25/2049 (C)(G)	448,830	448,830
Series 2019-HQA3, Class M2 (1 month LIBOR + 1.850%), 2.307%, 09/25/2049 (C)(G)	180,853	180,570
Series 3883, Class PB, 3.000%, 05/15/2041	70,235	69,716
Series 4139, Class PA, 2.500%, 11/15/2041	249,788	248,116
Series K064, Class X1 IO, 0.605%, 03/25/2027	2,182,588	56,592
Series K068, Class A2, 3.244%, 08/25/2027	545,000	557,108
Series K104, Class X1 IO, 1.125%, 01/25/2030	1,308,192	94,136
Series K111, Class X1 IO, 1.571%, 05/25/2030	550,596	57,567
Series K114, Class X1 IO, 1.117%, 06/25/2030	1,600,682	121,255
Series K121, Class X1 IO, 1.025%, 10/25/2030	849,244	59,564
Series K122, Class X1 IO, 0.882%, 11/25/2030	479,108	29,425
Series K124, Class X1 IO, 0.721%, 12/25/2030	1,909,327	99,255
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	78,570	75,526
Series 2012-21, Class PQ, 2.000%, 09/25/2041	47,388	45,688
Series 2012-52, Class PA, 3.500%, 05/25/2042	65,244	65,681
Series 2012-75, Class KC, 2.500%, 12/25/2041	71,796	70,488
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 5.357%, 11/25/2024 (G)	49,151	50,602
Series 2015-48, Class QB, 3.000%, 02/25/2043	116,900	117,096
Series 2015-C04, Class 1M2 (1 month LIBOR + 5.700%), 6.157%, 04/25/2028 (G)	40,227	43,029

148

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-11, Class GA, 2.500%, 03/25/2046	$106,809	$104,413
Series 2016-38, Class NA , 3.000%, 01/25/2046	54,217	54,331
Series 2016-C02, Class 1M2 (1 month LIBOR + 6.000%), 6.457%, 09/25/2028 (G)	21,122	22,265
Series 2016-C07, Class 2M2 (1 month LIBOR + 4.350%), 4.807%, 05/25/2029 (G)	256,629	267,389
Series 2017-26, Class CG, 3.500%, 07/25/2044	85,057	85,509
Series 2017-34, Class JK, 3.000%, 05/25/2047	50,920	50,420
Series 2017-35, Class AH, 3.500%, 04/25/2053	107,620	107,587
Series 2017-49, Class JA, 4.000%, 07/25/2053	94,268	95,007
Series 2017-84, Class KA, 3.500%, 04/25/2053	97,470	96,944
Series 2017-96, Class PA, 3.000%, 12/25/2054	162,664	161,533
Series 2017-C01, Class 1M2 (1 month LIBOR + 3.550%), 4.007%, 07/25/2029 (G)	144,249	146,839
Series 2018-19, Class DC, 3.500%, 05/25/2056	78,065	77,659
Series 2018-23, Class LA, 3.500%, 04/25/2048	143,031	142,149
Series 2018-38, Class PC, 3.500%, 03/25/2045	8,363	8,381
Series 2018-70, Class HA, 3.500%, 10/25/2056	117,480	117,290
Series 2018-77, Class PA, 3.500%, 02/25/2048	38,075	38,106
Series 2018-80, Class GD, 3.500%, 12/25/2047	77,159	76,667
Series 2019-12, Class HA, 3.500%, 11/25/2057	170,465	171,841
Series 2019-14, Class CA, 3.500%, 04/25/2049	190,798	193,762
Series 2019-45, Class PT, 3.000%, 08/25/2049	168,555	165,441
Series 2019-7, Class CA, 3.500%, 11/25/2057	140,002	142,326
Series 2019-7, Class JA, 3.500%, 03/25/2049	157,573	157,361
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 2.607%, 11/25/2039 (C)(G)	124,432	122,644
Series 2019-R03, Class 1M2 (1 month LIBOR + 2.150%), 2.607%, 09/25/2031 (C)(G)	30,456	30,456
Series 2019-R04, Class 2M2 (1 month LIBOR + 2.100%), 2.557%, 06/25/2039 (C)(G)	5,115	5,115
Series 415, Class A3, 3.000%, 11/25/2042	130,120	129,810
Government National Mortgage Association
Series 2006-38, Class XS IO, 6.819%, 09/16/2035	26,416	2,210
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2013-37, Class LG, 2.000%, 01/20/2042	$92,854	$92,183
		5,888,669
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,175,753)		$38,855,910
ASSET BACKED SECURITIES – 8.9%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	196,201	172,531
ABFC Trust Series 2006-HE1, Class A2D (1 month LIBOR + 0.220%) 0.677%, 01/25/2037 (G)	101,503	66,737
Affirm Asset Securitization Trust
Series 2020-Z1, Class A 3.460%, 10/15/2024 (C)	61,132	61,347
Series 2020-Z2, Class A 1.900%, 01/15/2025 (C)	137,541	136,162
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.580%, 09/18/2025	295,000	293,738
Atrium XII Series 12A, Class AR (3 month LIBOR + 0.830%) 1.089%, 04/22/2027 (C)(G)	683,900	681,799
Avant Loans Funding Trust Series 2021-REV1, Class A 1.210%, 07/15/2030 (C)	225,000	217,433
Bain Capital Credit CLO, Ltd. Series 2017-2A, Class AR2 (3 month LIBOR + 1.180%) 1.438%, 07/25/2034 (C)(G)	650,000	643,519
Bayview Koitere Fund Trust
Series 2017-RT4, Class A 3.500%, 07/28/2057 (C)(H)	283,666	281,838
Series 2017-SPL3, Class A 4.000%, 11/28/2053 (C)(H)	107,847	107,041
Bayview Mortgage Fund IVc Trust Series 2017-RT3, Class A 3.500%, 01/28/2058 (C)(H)	179,962	177,280
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL1, Class A 4.000%, 10/28/2064 (C)(H)	251,797	249,093
Series 2017-SPL5, Class A 3.500%, 06/28/2057 (C)(H)	137,810	137,138
Bayview Opportunity Master Fund IVb Trust Series 2017-SPL4, Class A 3.500%, 01/28/2055 (C)(H)	118,457	117,690
BlueMountain CLO XXIV, Ltd. Series 2019-24A, Class AR (3 month LIBOR + 1.100%) 1.354%, 04/20/2034 (C)(G)	415,000	409,980
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class A1 (3 month LIBOR + 1.150%) 1.398%, 04/19/2034 (C)(G)	810,000	804,328

149

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Buckhorn Park CLO, Ltd. Series 2019-1A, Class AR (3 month LIBOR + 1.120%) 1.361%, 07/18/2034 (C)(G)	$550,000	$546,871
CF Hippolyta LLC Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	131,257	120,620
CIFC Funding, Ltd. Series 2017-2A, Class AR (3 month LIBOR + 0.950%) 1.204%, 04/20/2030 (C)(G)	900,000	895,405
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.000%, 05/15/2030 (C)	250,000	241,253
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	357,975	359,661
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	171,500	164,413
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (C)	267,975	248,444
Drive Auto Receivables Trust Series 2019-4, Class D 2.700%, 02/16/2027	255,000	254,787
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.580%, 09/15/2025 (C)	570,000	567,953
Series 2020-1A, Class D 2.730%, 12/15/2025 (C)	170,000	169,331
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month LIBOR + 0.310%) 0.767%, 09/25/2036 (G)	217,842	208,153
Galaxy XXIII CLO, Ltd. Series 2017-23A, Class AR (3 month LIBOR + 0.870%) 1.129%, 04/24/2029 (C)(G)	785,535	782,795
GSAA Home Equity Trust
Series 2006-10, Class AF3 5.985%, 06/25/2036 (H)	142,280	49,584
Series 2006-15, Class AF6 6.376%, 09/25/2036	359,643	127,906
Series 2006-20, Class 2A1A (1 month LIBOR + 0.100%) 0.557%, 12/25/2046 (G)	204,387	119,748
GSAA Trust Series 2005-7, Class AF4 5.558%, 05/25/2035	195,467	193,633
GSAMP Trust Series 2007-FM2, Class A2B (1 month LIBOR + 0.090%) 0.547%, 01/25/2037 (G)	197,811	138,724
LCM XX LP Series 2020-A, Class AR (3 month LIBOR + 1.040%) 1.294%, 10/20/2027 (C)(G)	211,303	210,687
Madison Park Funding XXXVIII, Ltd. Series 2021-38A, Class A (3 month LIBOR + 1.120%) 1.361%, 07/17/2034 (C)(G)	655,000	650,205
Marlette Funding Trust Series 2021-2A, Class B 1.060%, 09/15/2031 (C)	120,000	116,238
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.540%, 03/20/2026 (C)	250,000	242,594
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
MF1, Ltd. Series 2022-FL8, Class AS (1 month SOFR + 1.750%) 1.800%, 02/19/2037 (C)(G)	$335,000	$333,897
MFA LLC Series 2021-NPL1, Class A1 2.363%, 03/25/2060 (C)	456,805	446,340
Navient Private Education Refi Loan Trust Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	203,264	191,333
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	65,137	63,399
OZLM XII, Ltd. Series 2015-12A, Class A1R (3 month LIBOR + 1.050%) 1.349%, 04/30/2027 (C)(G)	132,327	132,311
PRET LLC
Series 2021-NPL3, Class A1 1.868%, 07/25/2051 (C)	237,055	224,433
Series 2021-NPL6, Class A1 2.487%, 07/25/2051 (C)	292,441	283,622
Pretium Mortgage Credit Partners LLC Series 2022-NPL1, Class A1 2.981%, 01/25/2052 (C)	644,236	623,277
Regatta VI Funding, Ltd. Series 2016-1A, Class AR2 (3 month LIBOR + 1.160%) 1.414%, 04/20/2034 (C)(G)	595,000	588,721
RR 1 LLC Series 2017-1A, Class A1AB (3 month LIBOR + 1.150%) 1.391%, 07/15/2035 (C)(G)	675,000	671,624
RR 16, Ltd. Series 2021-16A, Class A1 (3 month LIBOR + 1.110%) 1.351%, 07/15/2036 (C)(G)	585,000	581,081
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.480%, 01/15/2027	75,000	72,982
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month LIBOR + 0.180%) 0.637%, 07/25/2036 (G)	126,718	53,836
Sound Point CLO XXIX, Ltd. Series 2021-1A, Class A (3 month LIBOR + 1.070%) 1.328%, 04/25/2034 (C)(G)	655,000	649,380
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month LIBOR + 0.180%) 0.637%, 07/25/2037 (G)	26,364	24,711
Summit Issuer LLC Series 2020-1A, Class A2 2.290%, 12/20/2050 (C)	155,000	146,075
THL Credit Wind River CLO, Ltd. Series 2020-1A, Class A (3 month LIBOR + 1.430%) 1.684%, 10/20/2033 (C)(G)	520,000	517,852
TICP CLO III-2, Ltd. Series 2018-3R, Class A (3 month LIBOR + 0.840%) 1.094%, 04/20/2028 (C)(G)	185,902	185,782

150

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
VCAT LLC
Series 2021-NPL2, Class A1 2.115%, 03/27/2051 (C)	$95,261	$92,293
Series 2021-NPL3, Class A1 1.743%, 05/25/2051 (C)	295,723	281,513
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month LIBOR + 1.130%) 1.371%, 04/15/2034 (C)(G)	655,000	646,512
Venture 43 CLO, Ltd. Series 2021-43A, Class A1 (3 month LIBOR + 1.240%) 1.481%, 04/15/2034 (C)(G)	260,000	259,221
Venture XXI CLO, Ltd. Series 2015-21A, Class AR (3 month LIBOR + 0.880%) 1.121%, 07/15/2027 (C)(G)	160,401	160,297
Vericrest Opportunity Loan Transferee Series 2021-NP11, Class A1 1.868%, 08/25/2051 (C)	517,544	494,704
Verus Securitization Trust Series 2020-NPL1, Class A1 3.598%, 08/25/2050 (C)	39,298	39,250
VOLT CIII LLC Series 2021-CF1, Class A1 1.992%, 08/25/2051 (C)	366,767	351,533
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.240%, 02/27/2051 (C)	297,472	285,785
Voya CLO, Ltd. Series 2015-1A, Class A1R (3 month LIBOR + 0.900%) 1.141%, 01/18/2029 (C)(G)	611,580	609,445
Wellfleet CLO X, Ltd. Series 2019-XA, Class A1R (3 month LIBOR + 1.170%) 1.424%, 07/20/2032 (C)(G)	520,000	514,219
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	225,013	222,542
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (C)	580,613	516,404
Westlake Automobile Receivables Trust
Series 2019-3A, Class D 2.720%, 11/15/2024 (C)	420,000	420,748
Series 2020-3A, Class D 1.650%, 02/17/2026 (C)	215,000	208,314
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	99,500	92,284
TOTAL ASSET BACKED SECURITIES (Cost $22,565,049)		$21,952,379
COMMON STOCKS – 0.0%
Energy – 0.0%
Foresight Energy LLC (I)	895	14,318
TOTAL COMMON STOCKS (Cost $119,522)		$14,318
SHORT-TERM INVESTMENTS – 1.3%
Short-term funds – 0.2%
John Hancock Collateral Trust, 0.3592% (J)(K)	53,803	537,970
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.1%
Deutsche Bank Tri-Party Repurchase Agreement dated 3-31-22 at 0.300% to be repurchased at $2,600,022 on 4-1-22, collateralized by $2,771,093 Federal National Mortgage Association, 2.500% due 4-1-51 (valued at $2,652,001)	$2,600,000	$2,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,137,937)		$3,137,970
Total Investments (Investment Quality Bond Trust) (Cost $350,560,214) – 136.7%		$336,604,528
Other assets and liabilities, net – (36.7%)		(90,383,012)
TOTAL NET ASSETS – 100.0%		$246,221,516
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $75,543,936 or 30.7% of the fund's net assets as of 3-31-22.
(D)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $524,033.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	The rate shown is the annualized seven-day yield as of 3-31-22.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

151

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	51	Long	Jun 2022	$10,924,805	$10,808,016	$(116,789)
5-Year U.S. Treasury Note Futures	110	Long	Jun 2022	12,964,133	12,615,625	(348,508)
10-Year U.S. Treasury Note Futures	162	Short	Jun 2022	(20,142,473)	(19,905,750)	236,723
Euro-Buxl Futures	6	Short	Jun 2022	(1,326,363)	(1,235,902)	90,461
German Euro BUND Futures	35	Short	Jun 2022	(6,368,169)	(6,143,116)	225,053
U.S. Treasury Long Bond Futures	70	Short	Jun 2022	(10,807,711)	(10,504,375)	303,336
Ultra U.S. Treasury Bond Futures	22	Short	Jun 2022	(3,069,538)	(2,980,313)	89,225
Ultra U.S. Treasury Bond Futures	102	Short	Jun 2022	(18,608,571)	(18,066,750)	541,821
						$1,021,322

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	167,000	USD	184,188	DB	6/15/2022	$1,055	—
EUR	117,000	USD	128,273	NWM	6/15/2022	1,508	—
EUR	229,000	USD	254,187	SCB	6/15/2022	—	$(171)
EUR	72,000	USD	79,112	SSB	6/15/2022	753	—
USD	995,336	BRL	5,165,000	CITI	6/15/2022	—	(67,583)
USD	126,247	EUR	114,000	DB	4/29/2022	42	—
USD	6,530,973	EUR	5,828,000	DB	6/15/2022	66,336	—
USD	250,766	EUR	228,000	MSI	6/15/2022	—	(2,140)
USD	1,106,464	MXN	23,490,000	CITI	6/15/2022	—	(59,551)
						$69,694	$(129,445)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	4,255,000	USD	Fixed 1.380%	USD Compounded SOFR	Annual	Annual	Dec 2031	$(24,523)	$283,524	$259,001
Centrally cleared	2,185,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2041	(12,055)	195,307	183,252
Centrally cleared	1,320,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2051	(8,182)	127,276	119,094
								$(44,760)	$606,107	$561,347
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.EM.35	1,325,000	USD	$1,325,000	1.000%	Quarterly	Jun 2026	$34,315	$66,409	$100,724
				$1,325,000				$34,315	$66,409	$100,724
Derivatives Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
152

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Derivatives Abbreviations
CITI	Citibank, N.A.
DB	Deutsche Bank AG
MSI	Morgan Stanley & Co. International PLC
NWM	NatWest Markets PLC
OTC	Over-the-counter
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.4%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	25,719,061	$549,616,328
Fixed income - 49.6%
Select Bond, Series NAV, JHVIT (MIM US) (B)	41,365,657	541,062,797
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,037,218,262)		$1,090,679,125
Total Investments (Lifestyle Balanced Portfolio) (Cost $1,037,218,262) - 100.0%		$1,090,679,125
Other assets and liabilities, net - (0.0%)		(56,276)
TOTAL NET ASSETS - 100.0%		$1,090,622,849
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.2%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,954,770	$41,773,434
Fixed income - 79.8%
Select Bond, Series NAV, JHVIT (MIM US) (B)	12,606,333	164,890,835
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $213,647,042)		$206,664,269
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (C)	93	93
TOTAL SHORT-TERM INVESTMENTS (Cost $93)		$93
Total Investments (Lifestyle Conservative Portfolio) (Cost $213,647,135) - 100.0%		$206,664,362
Other assets and liabilities, net - (0.0%)		(26,604)
TOTAL NET ASSETS - 100.0%		$206,637,758
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio (continued)
(C)	The rate shown is the annualized seven-day yield as of 3-31-22.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.4%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	194,257,958	$4,151,292,561
Fixed income - 29.6%
Select Bond, Series NAV, JHVIT (MIM US) (B)	133,365,638	1,744,422,546
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,322,653,354)		$5,895,715,107
Total Investments (Lifestyle Growth Portfolio) (Cost $5,322,653,354) - 100.0%		$5,895,715,107
Other assets and liabilities, net - (0.0%)		(213,710)
TOTAL NET ASSETS - 100.0%		$5,895,501,397
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.3%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,205,354	$132,608,420
Fixed income - 59.7%
Select Bond, Series NAV, JHVIT (MIM US) (B)	15,017,963	196,434,950
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $323,056,571)		$329,043,370
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (C)	27	27
TOTAL SHORT-TERM INVESTMENTS (Cost $27)		$27
Total Investments (Lifestyle Moderate Portfolio) (Cost $323,056,598) - 100.0%		$329,043,397
Other assets and liabilities, net - (0.0%)		(30,373)
TOTAL NET ASSETS - 100.0%		$329,013,024

153

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Lifestyle Moderate Portfolio (continued)
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-22.
Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.0%
Equity - 47.8%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	5,538,430	$200,491,179
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	13,290,748	138,888,318
Equity Income, Series NAV, JHVIT (T. Rowe Price)	14,482,195	245,473,204
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,681,985	260,537,237
Mid Cap Growth, Series NAV, JHVIT (Wellington)	2,649,822	45,762,433
Mid Value, Series NAV, JHVIT (T. Rowe Price)	4,732,356	58,728,542
Multifactor Developed International ETF, JHETF (DFA)	2,948,471	93,348,592
Multifactor Emerging Markets ETF, JHETF (DFA)	2,391,545	66,054,473
Multifactor Mid Cap ETF, JHETF (DFA)	1,625,213	85,404,943
Multifactor Small Cap ETF, JHETF (DFA)	1,937,697	66,466,689
Small Cap Growth, Class NAV, JHF II (Redwood)	1,492,742	25,406,468
Small Cap Value, Series NAV, JHVIT (Wellington)	2,797,116	49,984,472
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	53,620,468	1,145,869,394
		2,482,415,944
Fixed income - 49.2%
Bond, Class NAV, JHSB (MIM US) (B)	43,582,171	655,911,680
Core Bond, Series NAV, JHVIT (Allspring Investments)	18,575,785	227,181,849
Select Bond, Series NAV, JHVIT (MIM US) (B)	127,695,606	1,670,258,521
		2,553,352,050
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,755,942,319)		$5,035,767,994
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 1.7%
Equity - 1.7%
Fidelity 500 Index Fund	547,122	$86,286,542
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $71,517,298)		$86,286,542
CORPORATE BONDS - 0.0%
Financials - 0.0%
Credit Suisse AG 2.800%, 04/08/2022	$2,500,000	2,500,466
TOTAL CORPORATE BONDS (Cost $2,532,750)		$2,500,466
SHORT-TERM INVESTMENTS - 0.3%
Commercial paper - 0.0%
Yale University 0.240%, 04/07/2022 *	660,000	659,963
Short-term funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (C)	12,559,061	12,559,061
TOTAL SHORT-TERM INVESTMENTS (Cost $13,219,035)		$13,219,024
Total Investments (Managed Volatility Balanced Portfolio) (Cost $4,843,211,402) - 99.0%		$5,137,774,026
Other assets and liabilities, net - 1.0%		52,866,506
TOTAL NET ASSETS - 100.0%		$5,190,640,532
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	426	Short	Jun 2022	$(58,785,508)	$(59,102,175)	$(316,667)
Euro STOXX 50 Index Futures	1,377	Short	Jun 2022	(54,671,300)	(58,235,985)	(3,564,685)
FTSE 100 Index Futures	199	Short	Jun 2022	(18,482,908)	(19,569,622)	(1,086,714)
Japanese Yen Currency Futures	273	Short	Jun 2022	(29,328,092)	(28,110,469)	1,217,623
MSCI Emerging Markets Index Futures	1,191	Short	Jun 2022	(63,984,408)	(67,023,525)	(3,039,117)
Nikkei 225 Index Futures	122	Short	Jun 2022	(25,607,683)	(27,588,796)	(1,981,113)
Pound Sterling Currency Futures	234	Short	Jun 2022	(19,315,733)	(19,204,088)	111,645
Russell 2000 E-Mini Index Futures	323	Short	Jun 2022	(32,400,424)	(33,372,360)	(971,936)
S&P 500 E-Mini Index Futures	1,776	Short	Jun 2022	(378,889,591)	(402,330,600)	(23,441,009)
S&P Mid 400 E-Mini Index Futures	217	Short	Jun 2022	(56,187,635)	(58,355,640)	(2,168,005)
						$(35,239,978)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
154

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.5%
Equity - 19.1%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	439,698	$15,917,056
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	753,278	7,871,751
Equity Income, Series NAV, JHVIT (T. Rowe Price)	1,153,011	19,543,532
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	246,344	17,431,266
Multifactor Developed International ETF, JHETF (DFA)	11,707	370,644
Multifactor Emerging Markets ETF, JHETF (DFA)	119,908	3,311,859
Multifactor Mid Cap ETF, JHETF (DFA)	195,671	10,282,511
Multifactor Small Cap ETF, JHETF (DFA)	230,619	7,910,670
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	3,407,696	72,822,459
		155,461,748
Fixed income - 79.4%
Bond, Class NAV, JHSB (MIM US) (B)	11,010,253	165,704,305
Core Bond, Series NAV, JHVIT (Allspring Investments)	4,679,975	57,236,094
Select Bond, Series NAV, JHVIT (MIM US) (B)	32,218,798	421,421,878
		644,362,277
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $802,815,490)		$799,824,025
UNAFFILIATED INVESTMENT COMPANIES - 0.8%
Equity - 0.8%
Fidelity 500 Index Fund	42,768	6,744,969
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,483,809)		$6,744,969
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Agricultural Mortgage Corp. 0.300%, (SOFR + 0.020%), 12/02/2022 (C)	$500,000	$499,963
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $500,000)		$499,963
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (D)	3,556,767	3,556,767
TOTAL SHORT-TERM INVESTMENTS (Cost $3,556,767)		$3,556,767
Total Investments (Managed Volatility Conservative Portfolio) (Cost $812,356,066) - 99.8%		$810,625,724
Other assets and liabilities, net - 0.2%		1,309,333
TOTAL NET ASSETS - 100.0%		$811,935,057
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
SOFR	Secured Overnight Financing Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 3-31-22.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	6	Short	Jun 2022	$(829,079)	$(832,425)	$(3,346)
Euro STOXX 50 Index Futures	17	Short	Jun 2022	(720,238)	(718,963)	1,275
FTSE 100 Index Futures	3	Short	Jun 2022	(294,332)	(295,019)	(687)
Japanese Yen Currency Futures	3	Short	Jun 2022	(305,172)	(308,906)	(3,734)
MSCI Emerging Markets Index Futures	14	Short	Jun 2022	(791,810)	(787,850)	3,960
Nikkei 225 Index Futures	2	Short	Jun 2022	(454,400)	(452,275)	2,125
Pound Sterling Currency Futures	3	Short	Jun 2022	(246,917)	(246,206)	711
Russell 2000 E-Mini Index Futures	4	Short	Jun 2022	(415,958)	(413,280)	2,678
S&P 500 E-Mini Index Futures	26	Short	Jun 2022	(5,920,612)	(5,889,973)	30,639
S&P Mid 400 E-Mini Index Futures	4	Short	Jun 2022	(1,083,744)	(1,075,680)	8,064
						$41,685

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.7%
Equity - 67.4%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	8,593,831	$311,096,693
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	27,162,972	$283,853,057

155

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Equity Income, Series NAV, JHVIT (T. Rowe Price)	22,291,690	$377,844,147
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,257,227	442,761,382
Mid Cap Growth, Series NAV, JHVIT (Wellington)	5,957,344	102,883,336
Mid Value, Series NAV, JHVIT (T. Rowe Price)	10,222,961	126,866,940
Multifactor Developed International ETF, JHETF (DFA)	6,501,431	205,835,305
Multifactor Emerging Markets ETF, JHETF (DFA)	4,930,347	136,176,184
Multifactor Mid Cap ETF, JHETF (DFA)	2,852,024	149,873,861
Multifactor Small Cap ETF, JHETF (DFA)	4,078,341	139,894,845
Small Cap Growth, Class NAV, JHF II (Redwood)	2,645,895	45,033,136
Small Cap Value, Series NAV, JHVIT (Wellington)	4,338,389	77,527,016
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	95,587,058	2,042,695,421
		4,442,341,323
Fixed income - 28.3%
Bond, Class NAV, JHSB (MIM US) (B)	31,727,922	477,505,230
Core Bond, Series NAV, JHVIT (Allspring Investments)	13,519,213	165,339,974
Select Bond, Series NAV, JHVIT (MIM US) (B)	93,226,089	1,219,397,244
		1,862,242,448
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,701,079,929)		$6,304,583,771
UNAFFILIATED INVESTMENT COMPANIES - 2.1%
Equity - 2.1%
Fidelity 500 Index Fund	600,675	94,732,377
Fidelity International Index Fund	997,130	45,858,008
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $122,139,355)		$140,590,385
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS - 0.0%
Financials - 0.0%
Credit Suisse AG 2.800%, 04/08/2022	$2,500,000	$2,500,466
TOTAL CORPORATE BONDS (Cost $2,532,750)		$2,500,466
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (C)	24,347,033	24,347,033
TOTAL SHORT-TERM INVESTMENTS (Cost $24,347,033)		$24,347,033
Total Investments (Managed Volatility Growth Portfolio) (Cost $5,850,099,067) - 98.2%		$6,472,021,655
Other assets and liabilities, net - 1.8%		116,873,967
TOTAL NET ASSETS - 100.0%		$6,588,895,622
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-22.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	1,021	Short	Jun 2022	$(141,028,017)	$(141,650,988)	$(622,971)
Euro STOXX 50 Index Futures	3,354	Short	Jun 2022	(132,950,468)	(141,847,127)	(8,896,659)
FTSE 100 Index Futures	479	Short	Jun 2022	(44,474,866)	(47,104,769)	(2,629,903)
Japanese Yen Currency Futures	681	Short	Jun 2022	(73,344,738)	(70,121,719)	3,223,019
MSCI Emerging Markets Index Futures	2,992	Short	Jun 2022	(161,622,506)	(168,374,800)	(6,752,294)
Nikkei 225 Index Futures	305	Short	Jun 2022	(64,565,905)	(68,971,989)	(4,406,084)
Pound Sterling Currency Futures	567	Short	Jun 2022	(46,903,684)	(46,532,981)	370,703
Russell 2000 E-Mini Index Futures	701	Short	Jun 2022	(70,570,601)	(72,427,320)	(1,856,719)
S&P 500 E-Mini Index Futures	3,617	Short	Jun 2022	(772,857,889)	(819,386,138)	(46,528,249)
S&P Mid 400 E-Mini Index Futures	488	Short	Jun 2022	(126,529,899)	(131,232,960)	(4,703,061)
						$(72,802,218)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
156

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.2%
Equity - 37.8%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	1,343,370	$48,629,993
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,443,789	25,537,594
Equity Income, Series NAV, JHVIT (T. Rowe Price)	3,718,782	63,033,353
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	874,579	61,885,185
Mid Cap Growth, Series NAV, JHVIT (Wellington)	740,655	12,791,116
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,198,781	14,876,869
Multifactor Developed International ETF, JHETF (DFA)	432,298	13,686,555
Multifactor Emerging Markets ETF, JHETF (DFA)	436,242	12,049,004
Multifactor Mid Cap ETF, JHETF (DFA)	208,761	10,970,391
Multifactor Small Cap ETF, JHETF (DFA)	263,385	9,034,606
Small Cap Growth, Class NAV, JHF II (Redwood)	345,845	5,886,278
Small Cap Value, Series NAV, JHVIT (Wellington)	582,881	10,416,090
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	12,362,683	264,190,537
		552,987,571
Fixed income - 59.4%
Bond, Class NAV, JHSB (MIM US) (B)	14,790,076	222,590,647
Core Bond, Series NAV, JHVIT (Allspring Investments)	6,317,039	77,257,383
Select Bond, Series NAV, JHVIT (MIM US) (B)	43,436,862	568,154,158
		868,002,188
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,375,551,126)		$1,420,989,759
UNAFFILIATED INVESTMENT COMPANIES - 1.7%
Equity - 1.7%
Fidelity 500 Index Fund	158,321	24,968,874
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $20,156,594)		$24,968,874
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Agricultural Mortgage Corp. 0.310%, (SOFR + 0.020%), 12/02/2022 (C)	$1,500,000	$1,499,890
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,500,000)		$1,499,890
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (D)	2,681,462	2,681,462
TOTAL SHORT-TERM INVESTMENTS (Cost $2,681,462)		$2,681,462
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,399,889,182) - 99.2%		$1,450,139,985
Other assets and liabilities, net - 0.8%		12,038,492
TOTAL NET ASSETS - 100.0%		$1,462,178,477
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
SOFR	Secured Overnight Financing Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 3-31-22.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	90	Short	Jun 2022	$(12,402,151)	$(12,486,375)	$(84,224)
Euro STOXX 50 Index Futures	283	Short	Jun 2022	(11,392,963)	(11,968,616)	(575,653)
FTSE 100 Index Futures	39	Short	Jun 2022	(3,648,733)	(3,835,253)	(186,520)
Japanese Yen Currency Futures	52	Short	Jun 2022	(5,560,057)	(5,354,375)	205,682
MSCI Emerging Markets Index Futures	207	Short	Jun 2022	(11,158,967)	(11,648,925)	(489,958)
Nikkei 225 Index Futures	23	Short	Jun 2022	(4,819,746)	(5,201,166)	(381,420)
Pound Sterling Currency Futures	47	Short	Jun 2022	(3,861,204)	(3,857,231)	3,973
Russell 2000 E-Mini Index Futures	62	Short	Jun 2022	(6,227,641)	(6,405,840)	(178,199)
S&P 500 E-Mini Index Futures	378	Short	Jun 2022	(81,107,786)	(85,631,176)	(4,523,390)
S&P Mid 400 E-Mini Index Futures	41	Short	Jun 2022	(10,660,115)	(11,025,720)	(365,605)
						$(6,575,314)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
157

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.0%
Communication services – 14.7%
Entertainment – 8.2%
Electronic Arts, Inc.	82,279	$10,409,116
Live Nation Entertainment, Inc. (A)	94,436	11,109,451
Roku, Inc. (A)	154,588	19,365,239
Spotify Technology SA (A)	128,220	19,363,784
		60,247,590
Interactive media and services – 6.5%
Match Group, Inc. (A)	220,054	23,928,672
Snap, Inc., Class A (A)	311,104	11,196,633
ZoomInfo Technologies, Inc. (A)	215,867	12,895,895
		48,021,200
		108,268,790
Consumer discretionary – 19.4%
Automobiles – 1.5%
Thor Industries, Inc.	139,908	11,010,760
Diversified consumer services – 2.0%
2U, Inc. (A)	178,819	2,374,716
Chegg, Inc. (A)	344,263	12,489,862
		14,864,578
Hotels, restaurants and leisure – 1.7%
Chipotle Mexican Grill, Inc. (A)	952	1,506,093
DraftKings, Inc., Class A (A)	551,530	10,738,289
		12,244,382
Household durables – 2.0%
Lennar Corp., A Shares	180,519	14,652,727
Internet and direct marketing retail – 2.1%
Etsy, Inc. (A)	127,919	15,897,773
Leisure products – 1.2%
Peloton Interactive, Inc., Class A (A)	328,916	8,689,961
Specialty retail – 4.7%
Floor & Decor Holdings, Inc., Class A (A)	126,328	10,232,568
Ulta Beauty, Inc. (A)	60,754	24,193,458
		34,426,026
Textiles, apparel and luxury goods – 4.2%
Lululemon Athletica, Inc. (A)	84,041	30,694,294
		142,480,501
Financials – 1.2%
Capital markets – 1.2%
Ares Management Corp., Class A	112,370	9,127,815
Health care – 17.6%
Biotechnology – 4.2%
Apellis Pharmaceuticals, Inc. (A)	90,759	4,611,465
Ascendis Pharma A/S, ADR (A)	39,188	4,599,104
Exact Sciences Corp. (A)	300,580	21,016,554
Kodiak Sciences, Inc. (A)	71,510	552,057
		30,779,180
Health care equipment and supplies – 5.4%
ABIOMED, Inc. (A)	57,324	18,988,002
DexCom, Inc. (A)	40,856	20,901,930
		39,889,932
Health care technology – 5.1%
Inspire Medical Systems, Inc. (A)	58,867	15,110,570
Veeva Systems, Inc., Class A (A)	104,723	22,249,449
		37,360,019
Life sciences tools and services – 2.8%
Agilent Technologies, Inc.	81,178	10,742,285
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Illumina, Inc. (A)	27,776	$9,704,934
		20,447,219
Pharmaceuticals – 0.1%
Reata Pharmaceuticals, Inc., Class A (A)	16,807	550,597
		129,026,947
Industrials – 9.6%
Building products – 1.8%
Johnson Controls International PLC	201,259	13,196,553
Commercial services and supplies – 2.0%
Copart, Inc. (A)	113,785	14,276,604
Machinery – 2.7%
Kornit Digital, Ltd. (A)	94,025	7,774,927
The Middleby Corp. (A)	75,393	12,359,928
		20,134,855
Professional services – 2.1%
CoStar Group, Inc. (A)	232,178	15,465,377
Trading companies and distributors – 1.0%
WESCO International, Inc. (A)	55,286	7,194,920
		70,268,309
Information technology – 31.8%
Communications equipment – 4.1%
Arista Networks, Inc. (A)	214,703	29,839,423
IT services – 5.6%
Block, Inc. (A)	74,177	10,058,401
MongoDB, Inc. (A)	44,080	19,553,447
Okta, Inc. (A)	75,936	11,463,299
		41,075,147
Semiconductors and semiconductor equipment – 4.0%
Ambarella, Inc. (A)	4,300	451,156
MKS Instruments, Inc.	65,819	9,872,850
SolarEdge Technologies, Inc. (A)	30,343	9,781,673
Universal Display Corp.	56,699	9,465,898
		29,571,577
Software – 18.1%
DocuSign, Inc. (A)	72,062	7,719,281
Fair Isaac Corp. (A)	11,483	5,356,360
Five9, Inc. (A)	129,140	14,257,056
IronSource, Ltd., Class A (A)	1,266,445	6,078,936
Palo Alto Networks, Inc. (A)	51,590	32,115,291
Paycom Software, Inc. (A)	57,808	20,023,535
RingCentral, Inc., Class A (A)	109,504	12,834,964
UiPath, Inc., Class A (A)	395,848	8,546,358
Varonis Systems, Inc. (A)	178,691	8,494,970
Workday, Inc., Class A (A)	73,507	17,601,986
		133,028,737
		233,514,884
Materials – 1.6%
Chemicals – 1.6%
Albemarle Corp.	52,415	11,591,577
Real estate – 1.1%
Equity real estate investment trusts – 1.0%
AvalonBay Communities, Inc.	29,148	7,239,489
Real estate management and development – 0.1%
WeWork, Inc., Class A (A)(B)	105,472	719,319
		7,958,808
TOTAL COMMON STOCKS (Cost $739,202,048)		$712,237,631
PREFERRED SECURITIES – 0.8%
Information technology – 0.8%

158

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Software – 0.8%
Essence Group Holdings Corp. (A)(C)(D)	1,663,188	$3,359,640
Lookout, Inc., Series F (A)(C)(D)	211,003	2,139,570
		5,499,210
TOTAL PREFERRED SECURITIES (Cost $5,070,285)		$5,499,210
SHORT-TERM INVESTMENTS – 2.0%
Short-term funds – 0.1%
John Hancock Collateral Trust, 0.3592% (E)(F)	73,120	731,114
Repurchase agreement – 1.9%
Deutsche Bank Tri-Party Repurchase Agreement dated 3-31-22 at 0.300% to be repurchased at $14,200,118 on 4-1-22, collateralized by $14,485,300 U.S. Treasury Bills, 0.000% due 4-19-22 (valued at $14,484,083)	$14,200,000	14,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,931,077)		$14,931,114
Total Investments (Mid Cap Growth Trust) (Cost $759,203,410) – 99.8%		$732,667,955
Other assets and liabilities, net – 0.2%		1,590,777
TOTAL NET ASSETS – 100.0%		$734,258,732
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $710,964.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.1%
Communication services – 1.7%
Diversified telecommunication services – 0.3%
Iridium Communications, Inc. (A)	73,675	$2,970,576
Entertainment – 0.1%
World Wrestling Entertainment, Inc., Class A	24,481	1,528,594
Interactive media and services – 0.4%
TripAdvisor, Inc. (A)	55,200	1,497,024
Yelp, Inc. (A)	38,250	1,304,708
Ziff Davis, Inc. (A)	26,873	2,600,769
		5,402,501
Media – 0.9%
Cable One, Inc.	2,780	4,070,587
John Wiley & Sons, Inc., Class A	24,270	1,287,038
TEGNA, Inc.	123,318	2,762,323
The New York Times Company, Class A	93,120	4,268,621
		12,388,569
		22,290,240
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 13.4%
Auto components – 1.4%
Adient PLC (A)	53,185	$2,168,352
Dana, Inc.	80,380	1,412,277
Fox Factory Holding Corp. (A)	23,464	2,298,299
Gentex Corp.	131,810	3,844,898
Lear Corp.	33,397	4,762,078
The Goodyear Tire & Rubber Company (A)	156,588	2,237,643
Visteon Corp. (A)	15,602	1,702,646
		18,426,193
Automobiles – 0.4%
Harley-Davidson, Inc.	85,754	3,378,708
Thor Industries, Inc.	31,253	2,459,611
		5,838,319
Diversified consumer services – 0.9%
Graham Holdings Company, Class B	2,223	1,359,298
Grand Canyon Education, Inc. (A)	22,060	2,142,247
H&R Block, Inc.	91,997	2,395,602
Service Corp. International	92,304	6,075,449
		11,972,596
Hotels, restaurants and leisure – 2.7%
Boyd Gaming Corp.	45,705	3,006,475
Choice Hotels International, Inc.	18,291	2,592,932
Churchill Downs, Inc.	19,298	4,279,910
Cracker Barrel Old Country Store, Inc.	13,103	1,555,719
Marriott Vacations Worldwide Corp.	23,901	3,769,188
Papa John's International, Inc.	18,036	1,898,830
Scientific Games Corp. (A)	53,785	3,159,869
Six Flags Entertainment Corp. (A)	43,126	1,875,981
Texas Roadhouse, Inc.	38,812	3,249,729
The Wendy's Company	98,365	2,161,079
Travel + Leisure Company	48,093	2,786,508
Wingstop, Inc.	16,622	1,950,592
Wyndham Hotels & Resorts, Inc.	52,223	4,422,766
		36,709,578
Household durables – 1.4%
Helen of Troy, Ltd. (A)	13,446	2,633,265
KB Home	47,764	1,546,598
Leggett & Platt, Inc.	74,330	2,586,684
Taylor Morrison Home Corp. (A)	68,486	1,864,189
Tempur Sealy International, Inc.	107,284	2,995,369
Toll Brothers, Inc.	62,825	2,954,032
TopBuild Corp. (A)	18,349	3,328,325
Tri Pointe Homes, Inc. (A)	61,936	1,243,675
		19,152,137
Leisure products – 1.2%
Brunswick Corp.	42,964	3,475,358
Callaway Golf Company (A)	65,308	1,529,513
Mattel, Inc. (A)	196,336	4,360,623
Polaris, Inc.	32,027	3,373,084
YETI Holdings, Inc. (A)	48,842	2,929,543
		15,668,121
Multiline retail – 0.9%
Kohl's Corp.	77,759	4,701,309
Macy's, Inc.	167,208	4,073,187
Nordstrom, Inc. (B)	61,996	1,680,712
Ollie's Bargain Outlet Holdings, Inc. (A)	32,861	1,411,709
		11,866,917
Specialty retail – 3.0%
American Eagle Outfitters, Inc. (B)	85,501	1,436,417
AutoNation, Inc. (A)	22,280	2,218,642
Dick's Sporting Goods, Inc.	35,149	3,515,603

159

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Five Below, Inc. (A)	31,382	$4,969,967
Foot Locker, Inc.	48,846	1,448,772
GameStop Corp., Class A (A)(B)	34,528	5,751,674
Lithia Motors, Inc.	16,952	5,087,634
Murphy USA, Inc.	12,819	2,563,287
RH (A)	9,739	3,175,791
The Gap, Inc.	119,472	1,682,166
Urban Outfitters, Inc. (A)	36,728	922,240
Victoria's Secret & Company (A)	40,875	2,099,340
Williams-Sonoma, Inc.	40,770	5,911,650
		40,783,183
Textiles, apparel and luxury goods – 1.5%
Capri Holdings, Ltd. (A)	82,511	4,240,240
Carter's, Inc.	23,554	2,166,732
Columbia Sportswear Company	19,263	1,743,879
Crocs, Inc. (A)	32,795	2,505,538
Deckers Outdoor Corp. (A)	15,204	4,162,399
Hanesbrands, Inc.	194,609	2,897,728
Skechers USA, Inc., Class A (A)	75,180	3,064,337
		20,780,853
		181,197,897
Consumer staples – 3.5%
Beverages – 0.2%
The Boston Beer Company, Inc., Class A (A)	5,232	2,032,475
Food and staples retailing – 1.3%
BJ's Wholesale Club Holdings, Inc. (A)	76,095	5,144,783
Casey's General Stores, Inc.	20,677	4,097,561
Grocery Outlet Holding Corp. (A)	48,694	1,596,189
Performance Food Group Company (A)	86,545	4,406,006
Sprouts Farmers Market, Inc. (A)	62,561	2,000,701
		17,245,240
Food products – 1.6%
Darling Ingredients, Inc. (A)	90,521	7,276,078
Flowers Foods, Inc.	110,740	2,847,125
Ingredion, Inc.	37,080	3,231,522
Lancaster Colony Corp.	11,046	1,647,511
Pilgrim's Pride Corp. (A)	27,160	681,716
Post Holdings, Inc. (A)	31,874	2,207,593
Sanderson Farms, Inc.	11,822	2,216,507
The Hain Celestial Group, Inc. (A)	50,997	1,754,297
		21,862,349
Household products – 0.1%
Energizer Holdings, Inc.	36,785	1,131,507
Personal products – 0.3%
BellRing Brands, Inc. (A)(B)	62,540	1,443,423
Coty, Inc., Class A (A)	192,330	1,729,047
Nu Skin Enterprises, Inc., Class A	27,766	1,329,436
		4,501,906
		46,773,477
Energy – 3.4%
Energy equipment and services – 0.5%
ChampionX Corp. (A)	112,612	2,756,742
NOV, Inc.	219,668	4,307,689
		7,064,431
Oil, gas and consumable fuels – 2.9%
Antero Midstream Corp.	180,953	1,966,959
CNX Resources Corp. (A)	113,287	2,347,307
DT Midstream, Inc.	53,908	2,925,048
EQT Corp.	168,502	5,798,154
Equitrans Midstream Corp.	226,567	1,912,225
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
HF Sinclair Corp. (A)	83,313	$3,320,023
Murphy Oil Corp.	80,914	3,268,116
PDC Energy, Inc.	54,427	3,955,754
Range Resources Corp. (A)	139,598	4,240,987
Targa Resources Corp.	127,995	9,659,786
		39,394,359
		46,458,790
Financials – 13.7%
Banks – 6.5%
Associated Banc-Corp.	83,635	1,903,533
Bank of Hawaii Corp.	22,558	1,893,067
Bank OZK	67,936	2,900,867
Cadence Bank	105,449	3,085,438
Cathay General Bancorp	42,488	1,901,338
Commerce Bancshares, Inc.	61,860	4,428,557
Cullen/Frost Bankers, Inc.	31,850	4,408,359
East West Bancorp, Inc.	79,400	6,274,188
First Financial Bankshares, Inc.	71,459	3,152,771
First Horizon Corp.	298,374	7,008,805
FNB Corp.	190,742	2,374,738
Fulton Financial Corp.	89,892	1,494,005
Glacier Bancorp, Inc.	60,451	3,039,476
Hancock Whitney Corp.	48,387	2,523,382
Home BancShares, Inc.	84,004	1,898,490
International Bancshares Corp.	29,663	1,252,075
Old National Bancorp	165,616	2,712,790
PacWest Bancorp	66,935	2,886,907
Pinnacle Financial Partners, Inc.	42,430	3,906,954
Prosperity Bancshares, Inc.	51,363	3,563,565
Synovus Financial Corp.	81,092	3,973,508
Texas Capital Bancshares, Inc. (A)	28,204	1,616,371
UMB Financial Corp.	23,986	2,330,480
Umpqua Holdings Corp.	120,721	2,276,798
United Bankshares, Inc.	76,679	2,674,564
Valley National Bancorp	235,766	3,069,673
Webster Financial Corp.	100,640	5,647,917
Wintrust Financial Corp.	31,769	2,952,293
		87,150,909
Capital markets – 1.8%
Affiliated Managers Group, Inc.	22,654	3,193,081
Evercore, Inc., Class A	21,745	2,420,653
Federated Hermes, Inc.	53,970	1,838,218
Interactive Brokers Group, Inc., Class A	48,693	3,209,356
Janus Henderson Group PLC	94,337	3,303,682
Jefferies Financial Group, Inc.	108,100	3,551,085
SEI Investments Company	59,064	3,556,243
Stifel Financial Corp.	58,395	3,965,021
		25,037,339
Consumer finance – 0.5%
FirstCash Holdings, Inc.	22,533	1,584,971
Navient Corp.	86,175	1,468,422
PROG Holdings, Inc. (A)	31,608	909,362
SLM Corp.	155,918	2,862,654
		6,825,409
Diversified financial services – 0.3%
Voya Financial, Inc.	60,368	4,005,417
Insurance – 3.9%
Alleghany Corp. (A)	7,634	6,465,998
American Financial Group, Inc.	37,047	5,394,784
Brighthouse Financial, Inc. (A)	43,546	2,249,586
CNO Financial Group, Inc.	67,397	1,690,991
First American Financial Corp.	61,172	3,965,169
Kemper Corp.	33,345	1,885,326

160

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Kinsale Capital Group, Inc.	11,954	$2,725,751
Mercury General Corp.	14,812	814,660
Old Republic International Corp.	159,116	4,116,331
Primerica, Inc.	22,007	3,010,998
Reinsurance Group of America, Inc.	37,673	4,123,687
RenaissanceRe Holdings, Ltd.	24,596	3,898,712
RLI Corp.	22,189	2,454,769
Selective Insurance Group, Inc.	33,807	3,020,994
The Hanover Insurance Group, Inc.	19,828	2,964,683
Unum Group	113,940	3,590,249
		52,372,688
Thrifts and mortgage finance – 0.7%
Essent Group, Ltd.	61,543	2,536,187
MGIC Investment Corp.	179,315	2,429,718
New York Community Bancorp, Inc.	259,153	2,778,120
Washington Federal, Inc.	36,305	1,191,530
		8,935,555
		184,327,317
Health care – 8.5%
Biotechnology – 1.4%
Arrowhead Pharmaceuticals, Inc. (A)	58,952	2,711,202
Exelixis, Inc. (A)	176,325	3,997,288
Halozyme Therapeutics, Inc. (A)	78,459	3,128,945
Neurocrine Biosciences, Inc. (A)	53,147	4,982,531
United Therapeutics Corp. (A)	25,240	4,528,308
		19,348,274
Health care equipment and supplies – 2.8%
Envista Holdings Corp. (A)	90,465	4,406,550
Globus Medical, Inc., Class A (A)	44,049	3,249,935
Haemonetics Corp. (A)	28,480	1,800,506
ICU Medical, Inc. (A)	11,126	2,477,093
Integra LifeSciences Holdings Corp. (A)	40,594	2,608,570
LivaNova PLC (A)	29,662	2,427,241
Masimo Corp. (A)	28,485	4,145,707
Neogen Corp. (A)	60,644	1,870,261
NuVasive, Inc. (A)	28,832	1,634,774
Penumbra, Inc. (A)	19,571	4,347,306
Quidel Corp. (A)	21,135	2,376,842
STAAR Surgical Company (A)	26,527	2,119,773
Tandem Diabetes Care, Inc. (A)	35,406	4,117,364
		37,581,922
Health care providers and services – 2.5%
Acadia Healthcare Company, Inc. (A)	50,121	3,284,429
Amedisys, Inc. (A)	18,169	3,130,337
Chemed Corp.	8,633	4,373,046
Encompass Health Corp.	55,446	3,942,765
HealthEquity, Inc. (A)	46,539	3,138,590
LHC Group, Inc. (A)	17,650	2,975,790
Option Care Health, Inc. (A)	77,187	2,204,461
Patterson Companies, Inc.	48,271	1,562,532
Progyny, Inc. (A)	38,805	1,994,577
R1 RCM, Inc. (A)	74,259	1,987,171
Tenet Healthcare Corp. (A)	59,993	5,156,998
		33,750,696
Life sciences tools and services – 1.2%
Bruker Corp.	57,013	3,665,936
Medpace Holdings, Inc. (A)	16,023	2,621,203
Repligen Corp. (A)	28,799	5,416,804
Syneos Health, Inc. (A)	58,109	4,703,924
		16,407,867
Pharmaceuticals – 0.6%
Jazz Pharmaceuticals PLC (A)	34,419	5,358,006
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Perrigo Company PLC	74,551	$2,864,995
		8,223,001
		115,311,760
Industrials – 18.0%
Aerospace and defense – 1.3%
Axon Enterprise, Inc. (A)	38,269	5,270,789
Curtiss-Wright Corp.	21,868	3,283,699
Hexcel Corp.	46,753	2,780,401
Mercury Systems, Inc. (A)	31,957	2,059,629
Woodward, Inc.	35,342	4,414,569
		17,809,087
Air freight and logistics – 0.3%
GXO Logistics, Inc. (A)	55,292	3,944,531
Airlines – 0.2%
JetBlue Airways Corp. (A)	177,237	2,649,693
Building products – 2.3%
Builders FirstSource, Inc. (A)	107,063	6,909,846
Carlisle Companies, Inc.	29,242	7,191,193
Lennox International, Inc.	18,854	4,861,692
Owens Corning	56,268	5,148,522
Simpson Manufacturing Company, Inc.	24,209	2,639,749
Trex Company, Inc. (A)	64,490	4,213,132
		30,964,134
Commercial services and supplies – 1.5%
Clean Harbors, Inc. (A)	27,898	3,114,533
IAA, Inc. (A)	75,148	2,874,411
MillerKnoll, Inc.	42,228	1,459,400
MSA Safety, Inc.	20,320	2,696,464
Stericycle, Inc. (A)	51,195	3,016,409
Tetra Tech, Inc.	30,133	4,970,137
The Brink's Company	27,393	1,862,724
		19,994,078
Construction and engineering – 1.6%
AECOM	79,007	6,068,528
Dycom Industries, Inc. (A)	16,814	1,601,702
EMCOR Group, Inc.	29,745	3,350,179
Fluor Corp. (A)	78,808	2,261,002
MasTec, Inc. (A)	32,921	2,867,419
MDU Resources Group, Inc.	113,325	3,020,111
Valmont Industries, Inc.	11,828	2,822,161
		21,991,102
Electrical equipment – 1.8%
Acuity Brands, Inc.	19,598	3,709,901
EnerSys	23,003	1,715,334
Hubbell, Inc.	30,460	5,597,634
nVent Electric PLC	93,757	3,260,868
Regal Rexnord Corp.	37,921	5,641,886
Sunrun, Inc. (A)	115,362	3,503,544
Vicor Corp. (A)	11,952	843,214
		24,272,381
Machinery – 4.3%
AGCO Corp.	34,198	4,993,934
Chart Industries, Inc. (A)	19,993	3,434,198
Colfax Corp. (A)	76,048	3,025,950
Crane Company	27,819	3,012,241
Donaldson Company, Inc.	68,878	3,576,835
Flowserve Corp.	72,597	2,606,232
Graco, Inc.	95,085	6,629,326
ITT, Inc.	48,026	3,612,035
Kennametal, Inc.	46,615	1,333,655
Lincoln Electric Holdings, Inc.	32,907	4,534,914
Oshkosh Corp.	37,252	3,749,414

161

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Terex Corp.	38,899	$1,387,138
The Middleby Corp. (A)	31,148	5,106,403
The Timken Company	38,471	2,335,190
The Toro Company	58,674	5,016,040
Trinity Industries, Inc.	45,582	1,566,198
Watts Water Technologies, Inc., Class A	15,358	2,143,823
		58,063,526
Marine – 0.2%
Kirby Corp. (A)	33,499	2,418,293
Professional services – 1.6%
ASGN, Inc. (A)	29,261	3,415,051
CACI International, Inc., Class A (A)	13,000	3,916,380
FTI Consulting, Inc. (A)	19,108	3,004,160
Insperity, Inc.	19,955	2,003,881
KBR, Inc.	78,180	4,278,791
ManpowerGroup, Inc.	30,227	2,838,920
Science Applications International Corp.	31,785	2,929,623
		22,386,806
Road and rail – 1.9%
Avis Budget Group, Inc. (A)	22,426	5,904,766
Knight-Swift Transportation Holdings, Inc.	92,943	4,689,904
Landstar System, Inc.	21,076	3,178,893
Ryder System, Inc.	29,923	2,373,792
Saia, Inc. (A)	14,677	3,578,546
Werner Enterprises, Inc.	33,339	1,366,899
XPO Logistics, Inc. (A)	55,318	4,027,150
		25,119,950
Trading companies and distributors – 1.0%
GATX Corp.	19,784	2,439,961
MSC Industrial Direct Company, Inc., Class A	26,426	2,251,759
Univar Solutions, Inc. (A)	95,274	3,062,106
Watsco, Inc.	18,405	5,606,899
		13,360,725
		242,974,306
Information technology – 13.8%
Communications equipment – 0.9%
Calix, Inc. (A)	30,556	1,311,158
Ciena Corp. (A)	86,341	5,234,855
Lumentum Holdings, Inc. (A)	40,292	3,932,499
Viasat, Inc. (A)	41,632	2,031,642
		12,510,154
Electronic equipment, instruments and components – 3.1%
Arrow Electronics, Inc. (A)	38,030	4,511,499
Avnet, Inc.	55,296	2,244,465
Belden, Inc.	25,021	1,386,163
Cognex Corp.	98,904	7,630,444
Coherent, Inc. (A)	13,844	3,784,396
II-VI, Inc. (A)	59,529	4,315,257
Jabil, Inc.	80,298	4,956,796
Littelfuse, Inc.	13,727	3,423,651
National Instruments Corp.	73,496	2,983,203
TD SYNNEX Corp.	23,235	2,398,084
Vishay Intertechnology, Inc.	73,959	1,449,596
Vontier Corp.	94,216	2,392,144
		41,475,698
IT services – 2.2%
Alliance Data Systems Corp.	27,745	1,557,882
Concentrix Corp.	23,909	3,982,283
Euronet Worldwide, Inc. (A)	29,456	3,833,698
Genpact, Ltd.	95,312	4,147,025
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Kyndryl Holdings, Inc. (A)	99,831	$1,309,783
LiveRamp Holdings, Inc. (A)	37,948	1,418,876
Maximus, Inc.	34,644	2,596,568
Sabre Corp. (A)	180,248	2,060,235
The Western Union Company	220,147	4,125,555
WEX, Inc. (A)	25,125	4,483,556
		29,515,461
Semiconductors and semiconductor equipment – 3.9%
Amkor Technology, Inc.	55,871	1,213,518
Azenta, Inc.	41,869	3,470,103
Cirrus Logic, Inc. (A)	32,147	2,725,744
CMC Materials, Inc.	15,980	2,962,692
First Solar, Inc. (A)	55,107	4,614,660
Lattice Semiconductor Corp. (A)	76,753	4,678,095
MKS Instruments, Inc.	31,076	4,661,400
Power Integrations, Inc.	33,063	3,064,279
Semtech Corp. (A)	35,888	2,488,474
Silicon Laboratories, Inc. (A)	21,348	3,206,470
SiTime Corp. (A)	8,353	2,070,040
SunPower Corp. (A)(B)	46,274	993,966
Synaptics, Inc. (A)	22,080	4,404,960
Universal Display Corp.	24,162	4,033,846
Wolfspeed, Inc. (A)	69,045	7,861,464
		52,449,711
Software – 3.6%
ACI Worldwide, Inc. (A)	65,518	2,063,162
Aspen Technology, Inc. (A)	37,293	6,167,143
Blackbaud, Inc. (A)	25,051	1,499,803
CDK Global, Inc.	65,331	3,180,313
CommVault Systems, Inc. (A)	24,934	1,654,371
Digital Turbine, Inc. (A)	49,674	2,176,218
Envestnet, Inc. (A)	30,453	2,266,921
Fair Isaac Corp. (A)	14,684	6,849,499
Manhattan Associates, Inc. (A)	35,266	4,891,747
Mimecast, Ltd. (A)	34,804	2,769,006
NCR Corp. (A)	73,562	2,956,457
Paylocity Holding Corp. (A)	22,208	4,569,740
Qualys, Inc. (A)	18,607	2,649,823
Sailpoint Technologies Holdings, Inc. (A)	51,975	2,660,081
Teradata Corp. (A)	60,466	2,980,369
		49,334,653
Technology hardware, storage and peripherals – 0.1%
Xerox Holdings Corp.	68,771	1,387,111
		186,672,788
Materials – 7.2%
Chemicals – 2.4%
Ashland Global Holdings, Inc.	29,634	2,916,282
Avient Corp.	50,987	2,447,376
Cabot Corp.	31,613	2,162,645
Ingevity Corp. (A)	21,894	1,402,749
Minerals Technologies, Inc.	18,554	1,227,347
NewMarket Corp.	3,850	1,248,863
Olin Corp.	78,843	4,121,912
RPM International, Inc.	72,602	5,912,707
Sensient Technologies Corp.	23,421	1,966,193
The Chemours Company	89,464	2,816,327
The Scotts Miracle-Gro Company	22,701	2,791,315
Valvoline, Inc.	99,902	3,152,907
		32,166,623
Construction materials – 0.2%
Eagle Materials, Inc.	22,107	2,837,655
Containers and packaging – 0.8%
AptarGroup, Inc.	36,904	4,336,220

162

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Greif, Inc., Class A	14,797	$962,693
Silgan Holdings, Inc.	46,763	2,161,853
Sonoco Products Company	54,796	3,428,038
		10,888,804
Metals and mining – 3.5%
Alcoa Corp.	102,849	9,259,495
Cleveland-Cliffs, Inc. (A)	267,101	8,603,323
Commercial Metals Company	67,905	2,826,206
Reliance Steel & Aluminum Company	35,052	6,426,784
Royal Gold, Inc.	36,579	5,167,881
Steel Dynamics, Inc.	105,407	8,794,106
U.S. Steel Corp.	145,760	5,500,982
Worthington Industries, Inc.	18,461	949,080
		47,527,857
Paper and forest products – 0.3%
Louisiana-Pacific Corp.	49,036	3,046,116
		96,467,055
Real estate – 9.7%
Equity real estate investment trusts – 9.2%
American Campus Communities, Inc.	78,021	4,366,835
Apartment Income REIT Corp.	87,973	4,703,037
Brixmor Property Group, Inc.	166,551	4,298,681
Camden Property Trust	57,107	9,491,183
Corporate Office Properties Trust	62,598	1,786,547
Cousins Properties, Inc.	83,515	3,364,819
Douglas Emmett, Inc.	97,796	3,268,342
EastGroup Properties, Inc.	22,673	4,608,967
EPR Properties	41,688	2,280,750
First Industrial Realty Trust, Inc.	72,610	4,495,285
Healthcare Realty Trust, Inc.	82,224	2,259,516
Highwoods Properties, Inc.	58,774	2,688,323
Hudson Pacific Properties, Inc.	84,975	2,358,056
JBG SMITH Properties	63,620	1,858,976
Kilroy Realty Corp.	58,761	4,490,516
Kite Realty Group Trust	122,057	2,779,238
Lamar Advertising Company, Class A	48,612	5,647,742
Life Storage, Inc.	45,710	6,419,055
Medical Properties Trust, Inc.	333,598	7,052,262
National Retail Properties, Inc.	98,471	4,425,287
National Storage Affiliates Trust	45,666	2,865,998
Omega Healthcare Investors, Inc.	134,073	4,177,715
Park Hotels & Resorts, Inc.	131,788	2,573,820
Pebblebrook Hotel Trust	73,219	1,792,401
Physicians Realty Trust	122,765	2,153,298
PotlatchDeltic Corp.	38,660	2,038,542
PS Business Parks, Inc.	11,208	1,883,841
Rayonier, Inc.	81,371	3,345,976
Rexford Industrial Realty, Inc.	89,544	6,679,087
Sabra Health Care REIT, Inc.	127,439	1,897,567
SL Green Realty Corp.	35,881	2,912,820
Spirit Realty Capital, Inc.	71,442	3,287,761
STORE Capital Corp.	137,647	4,023,422
The Macerich Company	118,724	1,856,843
		124,132,508
Real estate management and development – 0.5%
Jones Lang LaSalle, Inc. (A)	28,233	6,760,674
		130,893,182
Utilities – 3.2%
Electric utilities – 1.1%
ALLETE, Inc.	29,298	1,962,380
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Hawaiian Electric Industries, Inc.	60,918	$2,577,441
IDACORP, Inc.	28,152	3,247,615
OGE Energy Corp.	112,218	4,576,250
PNM Resources, Inc.	47,835	2,280,294
		14,643,980
Gas utilities – 1.3%
National Fuel Gas Company	51,197	3,517,234
New Jersey Resources Corp.	53,742	2,464,608
ONE Gas, Inc.	29,864	2,635,199
Southwest Gas Holdings, Inc.	33,652	2,634,615
Spire, Inc.	28,803	2,066,903
UGI Corp.	117,415	4,252,771
		17,571,330
Multi-utilities – 0.3%
Black Hills Corp.	35,566	2,739,293
NorthWestern Corp.	30,422	1,840,227
		4,579,520
Water utilities – 0.5%
Essential Utilities, Inc.	128,717	6,581,300
		43,376,130
TOTAL COMMON STOCKS (Cost $995,881,659)		$1,296,742,942
SHORT-TERM INVESTMENTS – 4.6%
U.S. Government Agency – 3.3%
Federal Home Loan Bank Discount Note
0.100%, 04/06/2022 *	$34,300,000	34,299,191
0.150%, 04/07/2022 *	10,000,000	9,999,717
		44,298,908
Short-term funds – 0.7%
John Hancock Collateral Trust, 0.3592% (C)(D)	984,124	9,840,064
Repurchase agreement – 0.6%
Repurchase Agreement with State Street Corp. dated 3-31-22 at 0.000% to be repurchased at $8,493,000 on 4-1-22, collateralized by $8,674,400 U.S. Treasury Notes, 2.250% due 3-31-24 (valued at $8,662,880)	$8,493,000	8,493,000
TOTAL SHORT-TERM INVESTMENTS (Cost $62,631,602)		$62,631,972
Total Investments (Mid Cap Index Trust) (Cost $1,058,513,261) – 100.7%		$1,359,374,914
Other assets and liabilities, net – (0.7%)		(9,555,987)
TOTAL NET ASSETS – 100.0%		$1,349,818,927
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $9,713,761. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $71,186 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 3-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

163

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	208	Long	Jun 2022	$54,006,678	$55,935,360	$1,928,682
						$1,928,682

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.0%
Communication services – 5.9%
Entertainment – 0.5%
Madison Square Garden Entertainment Corp. (A)	18,900	$1,574,559
Madison Square Garden Sports Corp. (A)	9,510	1,705,714
		3,280,273
Media – 5.3%
DISH Network Corp., Class A (A)	125,116	3,959,921
Fox Corp., Class A	101,953	4,022,046
News Corp., Class A	668,860	14,815,249
Paramount Global, Class B	224,462	8,486,908
Scholastic Corp.	98,068	3,950,179
		35,234,303
Wireless telecommunication services – 0.1%
Telephone & Data Systems, Inc.	24,003	453,177
		38,967,753
Consumer discretionary – 2.6%
Diversified consumer services – 0.6%
Strategic Education, Inc.	55,075	3,655,879
Hotels, restaurants and leisure – 0.5%
Compass Group PLC	145,662	3,134,659
Household durables – 0.6%
Mohawk Industries, Inc. (A)	32,681	4,058,980
Textiles, apparel and luxury goods – 0.9%
Ralph Lauren Corp.	54,043	6,130,638
		16,980,156
Consumer staples – 8.5%
Beverages – 0.7%
Carlsberg A/S, Class B	36,770	4,513,937
Food and staples retailing – 1.4%
Sysco Corp.	112,943	9,221,796
Food products – 5.8%
Bunge, Ltd.	137,811	15,270,837
Campbell Soup Company	169,336	7,547,306
Flowers Foods, Inc.	560,435	14,408,784
The Kraft Heinz Company	16,959	668,015
		37,894,942
Household products – 0.6%
Kimberly-Clark Corp.	33,721	4,153,078
		55,783,753
Energy – 12.1%
Energy equipment and services – 3.9%
Expro Group Holdings NV (A)	301,199	5,355,318
NOV, Inc.	317,644	6,228,999
SEACOR Marine Holdings, Inc. (A)	126,331	1,019,491
TechnipFMC PLC (A)	1,137,687	8,817,074
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Tidewater, Inc. (A)	207,950	$4,520,833
		25,941,715
Oil, gas and consumable fuels – 8.2%
APA Corp.	140,500	5,806,865
Cameco Corp.	487,147	14,175,978
Canadian Natural Resources, Ltd.	126,126	7,817,289
EQT Corp.	155,137	5,338,264
Equitrans Midstream Corp.	596,239	5,032,257
Imperial Oil, Ltd.	300,601	14,525,040
NAC Kazatomprom JSC, GDR	37,366	1,182,975
		53,878,668
		79,820,383
Financials – 18.3%
Banks – 4.1%
Fifth Third Bancorp	300,379	12,928,312
Popular, Inc.	58,448	4,777,540
Webster Financial Corp.	59,217	3,323,258
Westamerica BanCorp	95,873	5,800,317
		26,829,427
Capital markets – 4.4%
Lazard, Ltd., Class A	83,151	2,868,710
Northern Trust Corp.	79,203	9,223,189
Open Lending Corp., Class A (A)	101,500	1,919,365
State Street Corp.	169,539	14,770,238
		28,781,502
Diversified financial services – 1.4%
Groupe Bruxelles Lambert SA	61,966	6,412,009
Jackson Financial, Inc., Class A	73,562	3,253,647
		9,665,656
Insurance – 8.2%
Brighthouse Financial, Inc. (A)	76,167	3,934,787
Brown & Brown, Inc.	141,233	10,206,909
CNA Financial Corp.	161,038	7,829,668
Kemper Corp.	106,621	6,028,351
Loews Corp.	236,606	15,336,801
Marsh & McLennan Companies, Inc.	21,032	3,584,273
RenaissanceRe Holdings, Ltd.	46,549	7,378,482
		54,299,271
Thrifts and mortgage finance – 0.2%
Capitol Federal Financial, Inc.	119,963	1,305,197
		120,881,053
Health care – 13.5%
Biotechnology – 1.6%
ACADIA Pharmaceuticals, Inc. (A)	23,300	564,326
Alkermes PLC (A)	154,006	4,051,898
BioMarin Pharmaceutical, Inc. (A)	26,502	2,043,304
Galapagos NV (A)	36,713	2,281,048

164

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Incyte Corp. (A)	16,689	$1,325,440
		10,266,016
Health care equipment and supplies – 4.8%
Baxter International, Inc.	71,728	5,561,789
Dentsply Sirona, Inc.	137,083	6,747,225
Hologic, Inc. (A)	45,657	3,507,371
Koninklijke Philips NV, NYRS	260,558	7,954,836
Zimmer Biomet Holdings, Inc.	61,340	7,845,386
Zimvie, Inc. (A)	8,834	201,769
		31,818,376
Health care providers and services – 7.1%
Cardinal Health, Inc.	299,198	16,964,527
Centene Corp. (A)	60,139	5,063,102
Covetrus, Inc. (A)	41,106	690,170
Fresenius SE & Company KGaA	67,013	2,460,479
Fresenius SE & Company KGaA, ADR	135,772	1,262,680
Patterson Companies, Inc.	306,951	9,936,004
Select Medical Holdings Corp.	437,464	10,494,761
		46,871,723
		88,956,115
Industrials – 6.2%
Aerospace and defense – 3.3%
Rolls-Royce Holdings PLC (A)	4,717,404	6,203,368
Textron, Inc.	205,178	15,261,140
		21,464,508
Air freight and logistics – 0.5%
CH Robinson Worldwide, Inc.	29,341	3,160,319
Airlines – 0.0%
Southwest Airlines Company (A)	4,104	187,963
Commercial services and supplies – 0.2%
Cintas Corp.	3,472	1,476,954
Machinery – 1.6%
AGCO Corp.	13,228	1,931,685
PACCAR, Inc.	98,872	8,707,657
		10,639,342
Road and rail – 0.6%
JB Hunt Transport Services, Inc.	19,113	3,837,699
		40,766,785
Information technology – 1.1%
Electronic equipment, instruments and components – 0.8%
National Instruments Corp.	126,023	5,115,274
Semiconductors and semiconductor equipment – 0.3%
Applied Materials, Inc.	14,523	1,914,131
		7,029,405
Materials – 11.9%
Chemicals – 3.0%
Corteva, Inc.	190,692	10,960,976
PPG Industries, Inc.	15,761	2,065,794
The Scotts Miracle-Gro Company	25,700	3,160,072
Westlake Corp.	29,483	3,638,202
		19,825,044
Construction materials – 1.8%
Summit Materials, Inc., Class A (A)	239,728	7,445,952
Vulcan Materials Company	22,446	4,123,330
		11,569,282
Metals and mining – 7.1%
AngloGold Ashanti, Ltd., ADR	272,198	6,448,371
Centerra Gold, Inc.	69,839	686,575
Cia de Minas Buenaventura SAA, ADR (A)	490,302	4,937,341
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Franco-Nevada Corp.	93,506	$14,879,881
Freeport-McMoRan, Inc.	190,567	9,478,803
Fresnillo PLC	626,905	6,001,491
Gold Fields, Ltd., ADR	283,067	4,376,216
		46,808,678
		78,203,004
Real estate – 7.7%
Equity real estate investment trusts – 7.4%
Apartment Income REIT Corp.	8,790	469,913
Apartment Investment and Management Company, Class A (A)	417,176	3,053,728
Equity Commonwealth (A)	301,342	8,500,858
Equity Residential	58,424	5,253,486
Omega Healthcare Investors, Inc.	11,000	342,760
Rayonier, Inc.	257,728	10,597,775
Regency Centers Corp.	95,151	6,788,072
Vornado Realty Trust	52,600	2,383,832
Weyerhaeuser Company	304,991	11,559,159
		48,949,583
Real estate management and development – 0.3%
The St. Joe Company	29,723	1,760,791
		50,710,374
Utilities – 7.2%
Electric utilities – 5.0%
FirstEnergy Corp.	410,740	18,836,536
PG&E Corp. (A)	1,175,485	14,035,291
		32,871,827
Gas utilities – 1.1%
Atmos Energy Corp.	3,500	418,215
National Fuel Gas Company	104,279	7,163,967
		7,582,182
Independent power and renewable electricity producers – 0.2%
Vistra Corp.	63,174	1,468,796
Multi-utilities – 0.9%
CenterPoint Energy, Inc.	190,005	5,821,753
		47,744,558
TOTAL COMMON STOCKS (Cost $456,616,134)		$625,843,339
CORPORATE BONDS - 0.0%
Energy - 0.0%
Weatherford International, Ltd. 11.000%, 12/01/2024 (B)	$172,000	178,020
TOTAL CORPORATE BONDS (Cost $139,053)		$178,020
SHORT-TERM INVESTMENTS – 4.9%
Short-term funds – 4.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (C)	2,969,967	2,969,967
T. Rowe Price Government Reserve Fund, 0.2855% (C)	29,152,553	29,152,553
TOTAL SHORT-TERM INVESTMENTS (Cost $32,122,520)		$32,122,520
Total Investments (Mid Value Trust) (Cost $488,877,707) – 99.9%		$658,143,879
Other assets and liabilities, net – 0.1%		980,516
TOTAL NET ASSETS – 100.0%		$659,124,395
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

165

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 3-31-22.
Opportunistic Fixed Income Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%
U.S. Government Agency - 7.5%
Federal National Mortgage Association 2.500%, TBA (A)		$14,778,000	$14,085,635
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $14,304,480)			$14,085,635
FOREIGN GOVERNMENT OBLIGATIONS - 42.1%
Argentina - 0.3%
Republic of Argentina
1.000%, 07/09/2029		34,723	11,860
(1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		1,534,439	467,866
			479,726
Australia - 0.7%
Commonwealth of Australia 0.250%, 11/21/2032	AUD	1,750,000	1,320,237
Benin - 0.2%
Republic of Benin 4.950%, 01/22/2035	EUR	390,000	351,125
Brazil - 5.4%
Federative Republic of Brazil 10.000%, 01/01/2025 to 01/01/2029	BRL	49,907,000	10,073,611
Canada - 2.4%
Government of Canada 4.000%, 12/01/2031	CAD	2,066,428	2,262,054
Province of Ontario 2.000%, 12/01/2036		2,629,146	2,302,288
			4,564,342
Chile - 1.8%
Republic of Chile
1.900%, 09/01/2030	CLP	2,379,580,500	3,034,963
5.000%, 03/01/2035		150,000,000	173,449
Republic of Chile, CPI Linked Bond 1.250%, 01/22/2051	EUR	130,000	106,530
			3,314,942
Colombia - 1.3%
Republic of Colombia
3.875%, 02/15/2061		$1,305,000	930,765
5.000%, 06/15/2045		400,000	336,644
5.625%, 02/26/2044		255,000	231,150
6.000%, 04/28/2028	COP	1,667,200,000	373,132
6.125%, 01/18/2041		$645,000	625,734
			2,497,425
Czech Republic - 0.2%
Czech Republic 2.500%, 08/25/2028	CZK	9,720,000	406,552
Dominican Republic - 0.3%
Government of Dominican Republic 4.875%, 09/23/2032		$600,000	543,006
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Egypt - 0.3%
Arab Republic of Egypt
7.903%, 02/21/2048		$420,000	$340,212
14.563%, 07/06/2026	EGP	3,600,000	186,945
			527,157
El Salvador - 0.0%
Republic of El Salvador 7.125%, 01/20/2050		$155,000	68,977
Ghana - 0.3%
Republic of Ghana 10.750%, 10/14/2030		450,000	474,237
Greece - 0.3%
Republic of Greece, GDP-Linked Note 4.404%, 10/15/2042 (B)*	EUR	409,185,000	543,193
Hungary - 0.6%
Republic of Hungary
1.500%, 11/17/2050		395,000	329,609
1.625%, 04/28/2032		520,000	545,894
6.750%, 10/22/2028	HUF	90,530,000	277,696
			1,153,199
Iceland - 2.0%
Republic of Iceland
5.000%, 11/15/2028	ISK	433,770,000	3,356,061
6.500%, 01/24/2031		46,170,000	393,908
			3,749,969
Indonesia - 0.8%
Republic of Indonesia
1.100%, 03/12/2033	EUR	280,000	269,521
1.400%, 10/30/2031		380,000	382,578
7.000%, 09/15/2030	IDR	11,969,000,000	848,351
			1,500,450
Israel - 2.2%
State of Israel 3.750%, 03/31/2047	ILS	11,582,863	4,123,748
Ivory Coast - 0.1%
Republic of Ivory Coast 4.875%, 01/30/2032	EUR	260,000	252,325
Japan - 3.7%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028	JPY	796,715,080	6,908,267
Kazakhstan - 0.1%
Republic of Kazakhstan 1.500%, 09/30/2034	EUR	200,000	168,747
Macedonia - 0.7%
Republic of North Macedonia
1.625%, 03/10/2028		1,235,000	1,188,511
2.750%, 01/18/2025		150,000	161,411
			1,349,922
Malaysia - 0.4%
Government of Malaysia 3.885%, 08/15/2029	MYR	3,440,000	818,784
Mexico - 2.5%
Government of Mexico
2.125%, 10/25/2051	EUR	745,000	589,849
2.750%, 11/27/2031	MXN	46,296,474	2,145,792
3.625%, 04/09/2029	EUR	550,000	650,758
4.000%, 11/15/2040	MXN	4,987,289	254,510
5.625%, 03/19/2114	GBP	100,000	129,854
8.500%, 05/31/2029	MXN	16,632,300	841,583
			4,612,346

166

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Morocco - 0.3%
Kingdom of Morocco
2.000%, 09/30/2030	EUR	485,000	$467,721
4.000%, 12/15/2050		$200,000	160,024
			627,745
New Zealand - 2.7%
Government of New Zealand
1.500%, 05/15/2031	NZD	690,000	413,446
2.750%, 05/15/2051		2,000,000	1,217,265
Government of New Zealand, Inflation Linked Bond
2.789%, 09/20/2040		1,390,000	1,297,753
2.818%, 09/20/2035		1,025,000	941,988
3.435%, 09/20/2030		1,280,000	1,192,463
			5,062,915
Norway - 2.3%
Kingdom of Norway
1.375%, 08/19/2030 (C)	NOK	20,150,000	2,083,392
1.750%, 09/06/2029 (C)		21,131,000	2,264,461
			4,347,853
Pakistan - 0.1%
Republic of Pakistan 8.875%, 04/08/2051		$200,000	138,880
Panama - 0.3%
Republic of Panama 4.500%, 04/01/2056		560,000	547,305
Peru - 0.2%
Republic of Peru
1.950%, 11/17/2036	EUR	165,000	158,346
6.950%, 08/12/2031	PEN	730,000	203,386
			361,732
Philippines - 0.1%
Republic of the Philippines 1.750%, 04/28/2041	EUR	130,000	121,981
Poland - 0.4%
Republic of Poland
2.375%, 01/18/2036		175,000	194,722
2.500%, 07/25/2026	PLN	2,870,000	601,204
			795,926
Romania - 1.1%
Republic of Romania
2.625%, 12/02/2040 (C)	EUR	540,000	453,293
2.750%, 04/14/2041 (C)		170,000	143,524
2.875%, 04/13/2042 (C)		475,000	401,387
3.750%, 02/07/2034 (C)		140,000	144,340
3.875%, 10/29/2035		520,000	538,111
4.625%, 04/03/2049		205,000	221,253
4.850%, 04/22/2026	RON	1,170,000	252,220
			2,154,128
Russia - 0.1%
Government of Russia
6.900%, 05/23/2029 (D)	RUB	240,040,000	88,630
7.050%, 01/19/2028 (D)		133,185,000	49,176
7.650%, 04/10/2030 (D)		84,090,000	31,049
			168,855
Serbia - 0.6%
Republic of Serbia
1.650%, 03/03/2033	EUR	660,000	571,041
2.050%, 09/23/2036 (C)		115,000	97,744
2.050%, 09/23/2036		605,000	514,276
			1,183,061
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Africa - 0.4%
Republic of South Africa 8.250%, 03/31/2032	ZAR	12,860,000	$785,294
South Korea - 6.2%
Republic of Korea 1.375%, 12/10/2029	KRW	10,736,980,000	7,899,730
Republic of Korea, Inflation Linked Bond
1.125%, 06/10/2030		2,912,643,936	2,421,560
1.750%, 06/10/2028		1,513,481,122	1,309,830
			11,631,120
Spain - 0.2%
Kingdom of Spain 1.000%, 10/31/2050 (C)	EUR	410,000	358,424
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka 6.750%, 04/18/2028		$200,000	93,820
Thailand - 0.4%
Kingdom of Thailand 1.600%, 12/17/2029	THB	28,300,000	809,214
Turkey - 0.0%
Republic of Turkey 8.000%, 03/12/2025	TRY	2,010,000	92,474
Uruguay - 0.0%
Republic of Uruguay 8.500%, 03/15/2028	UYU	670,000	15,909
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $95,378,538)			$79,098,923
CORPORATE BONDS - 21.8%
Australia - 0.1%
Macquarie Group, Ltd. (4.442% to 6-21-32, then SOFR + 2.405%) 06/21/2033 (C)		$230,000	232,151
Austria - 0.1%
Klabin Austria GmbH 7.000%, 04/03/2049 (C)		200,000	210,290
Brazil - 0.2%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030		200,000	176,750
StoneCo, Ltd. 3.950%, 06/16/2028		200,000	168,000
			344,750
Canada - 0.2%
Canadian Pacific Railway Company
3.000%, 12/02/2041		20,000	17,991
3.100%, 12/02/2051		20,000	17,683
goeasy, Ltd. 4.375%, 05/01/2026 (C)		40,000	37,700
Nutrien, Ltd. 2.950%, 05/13/2030		29,000	27,972
Open Text Corp. 3.875%, 02/15/2028 (C)		170,000	162,991
TransCanada Trust (5.500% to 9-15-29, then SOFR + 4.416% to 9-15-49, then SOFR + 5.166%) 09/15/2079		35,000	34,930
			299,267
Cayman Islands - 0.1%
CK Hutchison Europe Finance 18, Ltd. 2.000%, 04/13/2030	EUR	100,000	107,462

167

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Chile - 0.2%
Empresa de los Ferrocarriles del Estado 3.830%, 09/14/2061 (C)		$245,000	$203,659
VTR Comunicaciones SpA 4.375%, 04/15/2029		200,000	182,752
			386,411
China - 0.4%
Alibaba Group Holding, Ltd. 4.400%, 12/06/2057		200,000	188,108
Country Garden Holdings Company, Ltd. 3.875%, 10/22/2030		200,000	136,000
KWG Group Holdings, Ltd. 6.000%, 08/14/2026		630,000	242,708
Times China Holdings, Ltd. 5.750%, 01/14/2027		200,000	76,000
Yuzhou Group Holdings Company, Ltd.
6.350%, 01/13/2027		200,000	21,000
7.375%, 01/13/2026		200,000	26,100
			689,916
Denmark - 0.1%
Danske Bank A/S (4.298% to 4-1-27, then 1 Year CMT + 1.750%) 04/01/2028 (C)		200,000	201,612
Finland - 0.0%
Nokia OYJ 6.625%, 05/15/2039		25,000	29,781
France - 0.9%
BNP Paribas SA (2.159% to 9-15-28, then SOFR + 1.218%) 09/15/2029 (C)		200,000	177,933
Faurecia SE 3.750%, 06/15/2028	EUR	170,000	176,265
Societe Generale SA (4.027% to 1-21-42, then 1 Year CMT + 1.900%) 01/21/2043 (C)		$210,000	182,569
TotalEnergies Capital International SA 1.618%, 05/18/2040	EUR	100,000	101,552
TotalEnergies SE (2.125% to 1-25-33, then 5 Year Euro Swap Rate + 2.513% to 1-25-53, then 5 Year Euro Swap Rate + 3.263%) 07/25/2032 (E)		470,000	445,930
Valeo 1.000%, 08/03/2028		700,000	672,486
			1,756,735
Germany - 0.4%
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%) 11/16/2027		$150,000	137,462
Deutsche Bank AG (3.742% to 1-7-32, then SOFR + 2.257%) 01/07/2033		200,000	176,760
Deutsche Bank AG (5.625% to 5-19-26, then 5 Year Euro Swap Rate + 6.000%) 05/19/2031	EUR	100,000	119,141
Muenchener Rueckversicherungs-Gesellschaft AG (1.250% to 5-26-31, then 3 month EURIBOR + 2.550%) 05/26/2041		200,000	197,459
Vonovia SE 1.500%, 06/14/2041		200,000	179,782
			810,604
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Indonesia - 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 6.250%, 01/25/2049		$200,000	$226,000
Italy - 0.3%
Assicurazioni Generali SpA 2.429%, 07/14/2031	EUR	600,000	634,593
Japan - 0.1%
Nissan Motor Company, Ltd. 4.810%, 09/17/2030 (C)		$200,000	198,271
Luxembourg - 0.3%
Dana Financing Luxembourg Sarl 3.000%, 07/15/2029	EUR	100,000	100,330
EIG Pearl Holdings Sarl 4.387%, 11/30/2046		$200,000	186,856
JBS Finance Luxembourg Sarl 3.625%, 01/15/2032		200,000	183,002
Trinseo Materials Operating SCA 5.125%, 04/01/2029 (C)		105,000	96,887
			567,075
Macau - 0.3%
Wynn Macau, Ltd.
5.625%, 08/26/2028 (C)		330,000	286,691
5.625%, 08/26/2028		200,000	173,752
			460,443
Malta - 0.1%
VistaJet Malta Finance PLC 6.375%, 02/01/2030 (C)		122,000	114,786
Mexico - 0.4%
Alfa SAB de CV 6.875%, 03/25/2044		200,000	221,286
Infraestructura Energetica Nova SAB de CV 4.750%, 01/15/2051		200,000	173,650
Trust Fibra Uno 6.390%, 01/15/2050		200,000	201,758
Unifin Financiera SAB de CV 8.375%, 01/27/2028		205,000	129,152
			725,846
Morocco - 0.1%
OCP SA 5.125%, 06/23/2051		210,000	175,440
Netherlands - 1.0%
ABN AMRO Bank NV (3.324% to 3-13-32, then 5 Year CMT + 1.900%) 03/13/2037 (C)		400,000	363,523
Prosus NV 4.987%, 01/19/2052 (C)		200,000	170,040
Telefonica Europe BV (2.376% to 5-12-29, then 8 Year Euro Swap Rate + 2.616% to 2-12-31, then 8 Year Euro Swap Rate + 2.866%) 02/12/2029 (E)	EUR	200,000	191,403
Teva Pharmaceutical Finance Netherlands II BV 4.375%, 05/09/2030		750,000	768,933
Wintershall Dea Finance 2 BV (3.000% to 1-20-29, then 5 Year Euro Swap Rate + 3.319% to 1-20-34, then 5 Year Euro Swap Rate + 4.319%) 07/20/2028 (E)		200,000	186,456
ZF Europe Finance BV 3.000%, 10/23/2029		200,000	197,731
			1,878,086

168

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Norway - 0.1%
DNB Bank ASA (1.605% to 3-30-27, then 1 Year CMT + 0.680%) 03/30/2028 (C)		$200,000	$180,620
Equinor ASA 3.000%, 04/06/2027		47,000	46,784
			227,404
Spain - 0.1%
Banco Santander SA (4.175% to 3-24-27, then 1 Year CMT + 2.000%) 03/24/2028		200,000	201,014
Switzerland - 0.3%
Credit Suisse Group AG 4.875%, 05/15/2045		250,000	258,929
Credit Suisse Group AG (4.194% to 4-1-30, then SOFR + 3.730%) 04/01/2031 (C)		250,000	246,628
			505,557
United Arab Emirates - 0.1%
Abu Dhabi Crude Oil Pipeline LLC 4.600%, 11/02/2047		200,000	211,435
United Kingdom - 0.3%
AstraZeneca PLC 4.375%, 08/17/2048		26,000	29,517
BAT International Finance PLC
2.250%, 01/16/2030	EUR	100,000	101,695
2.250%, 09/09/2052	GBP	130,000	100,528
British Airways 2021-1 Class A Pass Through Trust 2.900%, 03/15/2035 (C)		$19	18
HSBC Holdings PLC (4.762% to 3-29-32, then SOFR + 2.530%) 03/29/2033		210,000	215,812
Vodafone Group PLC (3.000% to 8-27-30, then 5 Year Euro Swap Rate + 3.477% to 8-27-50, then 5 Year Euro Swap Rate + 4.227%) 08/27/2080	EUR	155,000	156,894
			604,464
United States - 15.5%
AbbVie, Inc. 4.250%, 11/21/2049		$35,000	36,320
Acrisure LLC 6.000%, 08/01/2029 (C)		63,000	58,252
Adams Homes, Inc. 7.500%, 02/15/2025 (C)		10,000	9,975
Adient Global Holdings, Ltd. 4.875%, 08/15/2026 (C)		200,000	190,342
Alcon Finance Corp. 3.800%, 09/23/2049 (C)		200,000	186,372
Alliant Holdings Intermediate LLC 6.750%, 10/15/2027 (C)		61,000	60,264
Altria Group, Inc.
3.125%, 06/15/2031	EUR	100,000	110,332
4.400%, 02/14/2026		$26,000	26,894
American Airlines, Inc. 5.750%, 04/20/2029 (C)		75,000	74,719
American International Group, Inc.
3.875%, 01/15/2035		42,000	42,797
4.750%, 04/01/2048		95,000	108,847
AmeriGas Partners LP 5.750%, 05/20/2027		90,000	89,663
Anheuser-Busch Companies LLC 4.900%, 02/01/2046		17,000	18,906
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048	$19,000	$20,506
Antero Midstream Partners LP
5.375%, 06/15/2029 (C)	62,000	61,937
5.750%, 03/01/2027 (C)	30,000	30,552
Antero Resources Corp.
5.375%, 03/01/2030 (C)	60,000	61,275
8.375%, 07/15/2026 (C)	36,000	39,690
Anthem, Inc.
2.250%, 05/15/2030	29,000	26,609
3.700%, 09/15/2049	15,000	14,583
Aon Corp.
2.900%, 08/23/2051	200,000	165,769
3.900%, 02/28/2052	10,000	9,869
Aon PLC 3.875%, 12/15/2025	40,000	40,841
Apple, Inc.
1.200%, 02/08/2028	47,000	42,790
2.650%, 05/11/2050	22,000	19,162
APX Group, Inc. 5.750%, 07/15/2029 (C)	109,000	99,444
Aramark Services, Inc. 6.375%, 05/01/2025 (C)	170,000	174,510
Arches Buyer, Inc. 6.125%, 12/01/2028 (C)	140,000	129,409
Arizona Public Service Company
2.650%, 09/15/2050	135,000	103,677
3.350%, 05/15/2050	115,000	100,044
AT&T, Inc.
2.300%, 06/01/2027	32,000	30,489
3.500%, 06/01/2041 to 09/15/2053	72,000	64,128
Aviation Capital Group LLC 1.950%, 01/30/2026 (C)	95,000	87,247
B&G Foods, Inc. 5.250%, 09/15/2027	190,000	181,450
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%) 06/14/2029	44,000	40,192
Bank of America Corp. (2.482% to 9-21-31, then 5 Year CMT + 1.200%) 09/21/2036	125,000	107,471
Bank of America Corp. (2.676% to 6-19-40, then SOFR + 1.930%) 06/19/2041	60,000	50,662
Bank of America Corp. (2.972% to 2-4-32, then SOFR + 1.330%) 02/04/2033	150,000	140,549
Bank of America Corp. (3.093% to 10-1-24, then 3 month LIBOR + 1.090%) 10/01/2025	27,000	26,908
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%) 03/08/2037	175,000	167,584
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048	27,000	29,364
BAT Capital Corp.
3.222%, 08/15/2024	47,000	46,983
4.906%, 04/02/2030	46,000	47,382
5.650%, 03/16/2052	90,000	91,303
Bausch Health Companies, Inc.
4.875%, 06/01/2028 (C)	62,000	59,365
5.250%, 01/30/2030 (C)	185,000	145,325

169

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Baxter International, Inc. 2.272%, 12/01/2028 (C)	$45,000	$41,688
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750%, 04/01/2027 (C)	59,000	53,543
Belo Corp. 7.250%, 09/15/2027	98,000	109,760
Berkshire Hathaway Energy Company 2.850%, 05/15/2051	26,000	22,030
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	675,000	639,698
Blackstone Holdings Finance Company LLC 3.200%, 01/30/2052 (C)	140,000	121,166
Block, Inc. 3.500%, 06/01/2031 (C)	125,000	114,375
Blue Racer Midstream LLC 7.625%, 12/15/2025 (C)	10,000	10,456
Bon Secours Mercy Health, Inc.
2.095%, 06/01/2031	23,000	20,481
3.205%, 06/01/2050	20,000	16,944
Booz Allen Hamilton, Inc. 4.000%, 07/01/2029 (C)	120,000	117,173
Boston Gas Company 3.757%, 03/16/2032 (C)	50,000	50,041
Boston Scientific Corp. 4.700%, 03/01/2049	5,000	5,571
Boyd Gaming Corp. 8.625%, 06/01/2025 (C)	73,000	76,676
BP Capital Markets America, Inc. 2.721%, 01/12/2032	40,000	37,644
Brandywine Operating Partnership LP 4.550%, 10/01/2029	22,000	22,788
Brighthouse Financial, Inc. 5.625%, 05/15/2030	24,000	26,309
Brixmor Operating Partnership LP 3.900%, 03/15/2027	32,000	32,265
Broadcom Corp. 3.875%, 01/15/2027	74,000	74,495
Broadcom, Inc.
4.150%, 04/15/2032 (C)	200,000	199,562
4.300%, 11/15/2032	170,000	172,510
Buckeye Partners LP 5.850%, 11/15/2043	195,000	166,226
Builders FirstSource, Inc. 5.000%, 03/01/2030 (C)	500,000	491,810
Caesars Entertainment, Inc. 8.125%, 07/01/2027 (C)	125,000	133,932
Carnival Corp.
6.000%, 05/01/2029 (C)	120,000	113,081
7.625%, 03/01/2026 (C)	120,000	120,784
CCO Holdings LLC 5.375%, 06/01/2029 (C)	108,000	108,000
CDW LLC 3.569%, 12/01/2031	185,000	171,393
CenterPoint Energy Houston Electric LLC 2.350%, 04/01/2031	47,000	43,630
CF Industries, Inc. 4.950%, 06/01/2043	5,000	5,378
Charter Communications Operating LLC 3.700%, 04/01/2051	170,000	140,097
Chubb INA Holdings, Inc. 3.050%, 12/15/2061	120,000	103,379
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Citigroup, Inc. 5.300%, 05/06/2044	$12,000	$13,654
Citigroup, Inc. (1.281% to 11-3-24, then SOFR + 0.528%) 11/03/2025	70,000	66,613
Citigroup, Inc. (3.057% to 1-25-32, then SOFR + 1.351%) 01/25/2033	105,000	98,105
Citigroup, Inc. (3.106% to 4-8-25, then SOFR + 2.842%) 04/08/2026	69,000	68,414
Citigroup, Inc. (3.785% to 3-17-32, then SOFR + 1.939%) 03/17/2033	125,000	123,916
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	22,000	22,839
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/2029 (C)	110,000	111,238
8.750%, 04/15/2030 (C)	115,000	108,244
Comcast Corp.
2.800%, 01/15/2051	12,000	10,119
3.750%, 04/01/2040	42,000	42,278
CommonSpirit Health
2.782%, 10/01/2030	45,000	41,938
3.817%, 10/01/2049	115,000	112,695
Community Health Network, Inc. 3.099%, 05/01/2050	220,000	188,998
Community Health Systems, Inc.
4.750%, 02/15/2031 (C)	25,000	23,625
6.000%, 01/15/2029 (C)	50,000	50,522
Compass Group Diversified Holdings LLC 5.250%, 04/15/2029 (C)	75,000	70,500
Conagra Brands, Inc. 5.400%, 11/01/2048	12,000	13,778
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	65,000	57,470
4.300%, 12/01/2056	95,000	98,013
Constellation Brands, Inc. 3.150%, 08/01/2029	55,000	53,109
Corebridge Financial, Inc. 4.400%, 04/05/2052 (C)	55,000	54,991
Corebridge Financial, Inc. 4.350%, 04/05/2042 (C)	25,000	24,993
Cox Communications, Inc. 2.950%, 10/01/2050 (C)	260,000	204,749
CP Atlas Buyer, Inc. 7.000%, 12/01/2028 (C)	30,000	25,579
CSC Holdings LLC 4.125%, 12/01/2030 (C)	200,000	175,373
CubeSmart LP 2.500%, 02/15/2032	45,000	40,284
Cummins, Inc. 2.600%, 09/01/2050	80,000	64,084
CVS Health Corp.
4.780%, 03/25/2038	20,000	21,857
5.050%, 03/25/2048	22,000	24,915
Dana, Inc. 4.500%, 02/15/2032	100,000	89,500
Dave & Buster's, Inc. 7.625%, 11/01/2025 (C)	40,000	42,086
Dick's Sporting Goods, Inc. 4.100%, 01/15/2052	150,000	128,017

170

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Discovery Communications LLC 5.000%, 09/20/2037	$22,000	$22,596
Dominion Energy South Carolina, Inc.
5.300%, 05/15/2033	12,000	13,789
6.625%, 02/01/2032	12,000	14,769
DT Midstream, Inc. 4.300%, 04/15/2032 (C)	80,000	80,209
Duke Energy Corp. 3.300%, 06/15/2041	27,000	24,446
Elanco Animal Health, Inc. 6.400%, 08/28/2028	35,000	37,538
Embarq Corp. 7.995%, 06/01/2036	60,000	57,803
Energy Transfer LP
4.200%, 04/15/2027	15,000	15,273
4.750%, 01/15/2026	22,000	22,862
5.000%, 05/15/2050	10,000	10,118
EnLink Midstream LLC 5.625%, 01/15/2028 (C)	114,000	116,280
Enterprise Products Operating LLC (5.375% to 2-15-28, then 3 month LIBOR + 2.570%) 02/15/2078	130,000	120,788
EPR Properties 4.500%, 04/01/2025	45,000	45,441
EQM Midstream Partners LP 4.750%, 01/15/2031 (C)	190,000	177,650
EQT Corp. 3.900%, 10/01/2027	65,000	64,812
Equinix, Inc. 3.900%, 04/15/2032	120,000	119,369
Evergy Metro, Inc.
3.650%, 08/15/2025	47,000	47,707
4.200%, 03/15/2048	10,000	10,380
Eversource Energy 3.375%, 03/01/2032	75,000	73,364
FirstCash, Inc.
4.625%, 09/01/2028 (C)	666,000	619,287
5.625%, 01/01/2030 (C)	175,000	168,147
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (C)	100,000	103,500
Flex, Ltd. 4.875%, 05/12/2030	130,000	135,789
Ford Motor Credit Company LLC 3.625%, 06/17/2031	200,000	180,655
Fortune Brands Home & Security, Inc. 4.500%, 03/25/2052	120,000	117,445
Freedom Mortgage Corp. 7.625%, 05/01/2026 (C)	70,000	66,850
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (C)	75,000	74,498
6.000%, 01/15/2030 (C)	139,000	128,575
6.750%, 05/01/2029 (C)	160,000	153,600
Gartner, Inc. 3.750%, 10/01/2030 (C)	115,000	107,956
General Electric Company 6.750%, 03/15/2032	10,000	12,597
General Motors Financial Company, Inc.
2.400%, 04/10/2028	47,000	42,538
4.350%, 01/17/2027	34,000	34,575
Genworth Holdings, Inc.
4.800%, 02/15/2024	125,000	127,500
6.500%, 06/15/2034	65,000	62,475
Global Payments, Inc. 4.150%, 08/15/2049	10,000	9,664
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Go Daddy Operating Company LLC 3.500%, 03/01/2029 (C)	$185,000	$170,102
Great Lakes Dredge & Dock Corp. 5.250%, 06/01/2029 (C)	400,000	382,000
GTCR AP Finance, Inc. 8.000%, 05/15/2027 (C)	50,000	50,583
GYP Holdings III Corp. 4.625%, 05/01/2029 (C)	90,000	83,341
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (C)	119,171	119,239
HCA, Inc. 5.250%, 06/15/2049	100,000	109,516
Hess Corp. 5.800%, 04/01/2047	22,000	26,175
Hightower Holding LLC 6.750%, 04/15/2029 (C)	120,000	117,300
Home Point Capital, Inc. 5.000%, 02/01/2026 (C)	588,000	481,754
HUB International, Ltd.
5.625%, 12/01/2029 (C)	85,000	81,175
7.000%, 05/01/2026 (C)	84,000	84,971
Humana, Inc. 4.875%, 04/01/2030	25,000	26,940
Huntsman International LLC 4.500%, 05/01/2029	22,000	22,711
Intercontinental Exchange, Inc.
2.650%, 09/15/2040	36,000	30,718
4.250%, 09/21/2048	105,000	112,714
International Flavors & Fragrances, Inc. 2.300%, 11/01/2030 (C)	39,000	34,814
Interstate Power & Light Company 3.100%, 11/30/2051	240,000	205,157
JPMorgan Chase & Co. 5.500%, 10/15/2040	27,000	32,404
JPMorgan Chase & Co. (3.109% to 4-22-50, then SOFR + 2.440%) 04/22/2051	15,000	13,284
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%) 07/24/2038	27,000	27,232
Kyndryl Holdings, Inc.
3.150%, 10/15/2031 (C)	110,000	92,680
4.100%, 10/15/2041 (C)	60,000	46,482
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (C)	51,000	48,877
5.250%, 10/01/2025 (C)	130,000	129,513
Lamar Media Corp. 3.625%, 01/15/2031	135,000	123,948
LBM Acquisition LLC 6.250%, 01/15/2029 (C)	74,000	69,313
LD Holdings Group LLC
6.125%, 04/01/2028 (C)	68,000	60,165
6.500%, 11/01/2025 (C)	75,000	70,313
Lear Corp. 3.800%, 09/15/2027	7,000	7,006
Lennar Corp. 4.750%, 11/29/2027	74,000	77,088
LFS Topco LLC 5.875%, 10/15/2026 (C)	50,000	46,875
Liberty Mutual Group, Inc.
3.950%, 05/15/2060 (C)	130,000	118,280
4.300%, 02/01/2061 (C)	235,000	186,778

171

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
LyondellBasell Industries NV 4.625%, 02/26/2055		$120,000	$122,099
M/I Homes, Inc. 3.950%, 02/15/2030		100,000	88,003
Magallanes, Inc.
3.755%, 03/15/2027 (C)		20,000	19,964
5.050%, 03/15/2042 (C)		32,000	32,641
5.141%, 03/15/2052 (C)		261,000	267,028
5.391%, 03/15/2062 (C)		50,000	51,654
MajorDrive Holdings IV LLC 6.375%, 06/01/2029 (C)		30,000	26,550
Matador Resources Company 5.875%, 09/15/2026		147,000	149,690
Microsoft Corp. 3.450%, 08/08/2036		27,000	28,083
MidAmerican Energy Company 3.150%, 04/15/2050		24,000	22,042
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (C)		200,000	176,734
6.500%, 05/01/2028 (C)		60,000	56,431
Molson Coors Beverage Company 4.200%, 07/15/2046		17,000	16,493
Morgan Stanley 3.950%, 04/23/2027		12,000	12,194
Morgan Stanley (0.790% to 5-30-24, then SOFR + 0.525%) 05/30/2025		22,000	20,901
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031		42,000	41,782
Mozart Debt Merger Sub, Inc. 5.250%, 10/01/2029 (C)		177,000	164,552
MSCI, Inc. 3.875%, 02/15/2031 (C)		345,000	327,113
Mylan, Inc. 5.200%, 04/15/2048		120,000	117,628
Nabors Industries, Inc. 7.375%, 05/15/2027 (C)		40,000	41,550
Netflix, Inc. 4.625%, 05/15/2029	EUR	100,000	124,566
Nielsen Finance LLC 4.500%, 07/15/2029 (C)		$155,000	154,613
Nordstrom, Inc.
2.300%, 04/08/2024		35,000	34,507
4.250%, 08/01/2031		20,000	18,228
Northern States Power Company 2.600%, 06/01/2051		27,000	22,835
Novelis Corp. 4.750%, 01/30/2030 (C)		110,000	106,795
Occidental Petroleum Corp.
3.000%, 02/15/2027		70,000	68,425
6.450%, 09/15/2036		85,000	99,848
Oncor Electric Delivery Company LLC 2.750%, 05/15/2030		52,000	49,557
OneMain Finance Corp.
5.375%, 11/15/2029		190,000	184,598
6.625%, 01/15/2028		50,000	52,375
Oracle Corp. 4.100%, 03/25/2061		195,000	166,230
OT Merger Corp. 7.875%, 10/15/2029 (C)		130,000	112,450
Owens-Brockway Glass Container, Inc. 6.625%, 05/13/2027 (C)		175,000	173,250
Pacific Gas & Electric Company 4.950%, 07/01/2050		133,000	125,273
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (C)		$36,000	$33,593
Paramount Global 5.250%, 04/01/2044		22,000	23,085
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999%) 03/30/2062		120,000	121,140
PennyMac Financial Services, Inc. 4.250%, 02/15/2029 (C)		430,000	368,940
Penske Truck Leasing Company LP 4.250%, 01/17/2023 (C)		37,000	37,546
Performance Food Group, Inc. 4.250%, 08/01/2029 (C)		100,000	91,125
Philip Morris International, Inc. 1.450%, 08/01/2039	EUR	390,000	326,062
Plains All American Pipeline LP 3.800%, 09/15/2030		$59,000	57,872
Post Holdings, Inc.
4.500%, 09/15/2031 (C)		200,000	177,198
4.625%, 04/15/2030 (C)		170,000	153,077
Presidio Holdings, Inc. 8.250%, 02/01/2028 (C)		275,000	280,500
Puget Energy, Inc. 4.224%, 03/15/2032		145,000	145,292
Range Resources Corp.
4.750%, 02/15/2030 (C)		15,000	14,898
8.250%, 01/15/2029		5,000	5,480
Reynolds American, Inc.
4.850%, 09/15/2023		22,000	22,536
5.850%, 08/15/2045		580,000	596,778
Royal Caribbean Cruises, Ltd. 5.500%, 08/31/2026 (C)		105,000	102,039
Royalty Pharma PLC
3.300%, 09/02/2040		36,000	30,650
3.350%, 09/02/2051		135,000	108,217
S&P Global, Inc. 2.700%, 03/01/2029 (C)		10,000	9,693
salesforce.com, Inc. 2.700%, 07/15/2041		32,000	28,320
San Diego Gas & Electric Company 3.320%, 04/15/2050		22,000	20,480
Santander Holdings USA, Inc. 3.450%, 06/02/2025		37,000	36,733
Scripps Escrow II, Inc. 5.375%, 01/15/2031 (C)		65,000	62,238
Service Corp. International 4.000%, 05/15/2031		410,000	381,435
Signal Parent, Inc. 6.125%, 04/01/2029 (C)		262,000	213,525
Sirius XM Radio, Inc. 3.875%, 09/01/2031 (C)		430,000	391,300
SM Energy Company 6.500%, 07/15/2028		93,000	95,969
Southern California Edison Company 2.950%, 02/01/2051		215,000	175,658
Southwest Gas Corp. 4.050%, 03/15/2032		75,000	74,793
Specialty Building Products Holdings LLC 6.375%, 09/30/2026 (C)		75,000	76,260
Spirit AeroSystems, Inc. 5.500%, 01/15/2025 (C)		25,000	25,063
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (C)		120,000	118,351

172

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
SRS Distribution, Inc.
6.000%, 12/01/2029 (C)	$126,000	$116,550
6.125%, 07/01/2029 (C)	75,000	69,188
Standard Industries, Inc.
3.375%, 01/15/2031 (C)	58,000	50,750
4.375%, 07/15/2030 (C)	392,000	359,054
STL Holding Company LLC 7.500%, 02/15/2026 (C)	100,000	101,000
Sutter Health 4.091%, 08/15/2048	105,000	106,448
Sysco Corp.
3.150%, 12/14/2051	20,000	17,057
6.600%, 04/01/2040	140,000	183,088
Targa Resources Corp.
4.200%, 02/01/2033 (A)	25,000	25,228
4.950%, 04/15/2052 (A)	90,000	91,693
Teledyne Technologies, Inc. 2.750%, 04/01/2031	47,000	43,551
Terex Corp. 5.000%, 05/15/2029 (C)	188,000	180,192
The Brooklyn Union Gas Company 4.273%, 03/15/2048 (C)	215,000	209,701
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) 12/01/2030 (E)	135,000	121,246
The Dun & Bradstreet Corp. 5.000%, 12/15/2029 (C)	80,000	75,200
The Gap, Inc.
3.625%, 10/01/2029 (C)	183,000	163,053
3.875%, 10/01/2031 (C)	447,000	389,382
The Goldman Sachs Group, Inc. 4.750%, 10/21/2045	150,000	167,588
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%) 10/21/2032	120,000	108,488
The Goldman Sachs Group, Inc. (3.102% to 2-24-32, then SOFR + 1.410%) 02/24/2033	95,000	89,546
The Hertz Corp. 5.000%, 12/01/2029 (C)	100,000	90,500
The Home Depot, Inc. 2.375%, 03/15/2051	2,000	1,604
The Sherwin-Williams Company 4.550%, 08/01/2045	30,000	31,147
The Southern Company 3.700%, 04/30/2030	15,000	15,045
The Toledo Hospital 5.750%, 11/15/2038	100,000	109,970
The William Carter Company 5.625%, 03/15/2027 (C)	393,000	398,801
T-Mobile USA, Inc. 3.750%, 04/15/2027	32,000	32,187
TopBuild Corp. 3.625%, 03/15/2029 (C)	90,000	81,788
TransDigm, Inc. 6.250%, 03/15/2026 (C)	170,000	174,529
Tri Pointe Homes, Inc. 5.700%, 06/15/2028	180,000	179,690
Tucson Electric Power Company 4.000%, 06/15/2050	105,000	103,920
U.S. Steel Corp. 6.875%, 03/01/2029 (F)	195,000	202,800
United Natural Foods, Inc. 6.750%, 10/15/2028 (C)	159,000	162,975
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
United Wholesale Mortgage LLC
5.500%, 11/15/2025 to 04/15/2029 (C)		$555,000	$503,441
5.750%, 06/15/2027 (C)		95,000	88,156
UnitedHealth Group, Inc. 3.750%, 10/15/2047		27,000	27,362
Unum Group 4.000%, 03/15/2024		36,000	36,510
Verizon Communications, Inc.
2.100%, 03/22/2028		37,000	34,487
3.400%, 03/22/2041		22,000	20,623
4.000%, 03/22/2050		10,000	10,147
4.016%, 12/03/2029		69,000	71,612
Victors Merger Corp. 6.375%, 05/15/2029 (C)		275,000	225,112
Western Digital Corp. 3.100%, 02/01/2032		195,000	174,597
Western Midstream Operating LP 5.750%, 02/01/2050		125,000	121,875
Xcel Energy, Inc. 3.400%, 06/01/2030		29,000	28,952
Zoetis, Inc. 3.000%, 05/15/2050		27,000	23,924
			29,118,711
TOTAL CORPORATE BONDS (Cost $43,618,571)			$40,918,104
CONVERTIBLE BONDS - 2.4%
China - 0.3%
NIO, Inc., 0.500%, 02/01/2027		485,000	391,908
Smart Insight International, Ltd., 4.500%, 12/05/2023	HKD	2,000,000	215,618
			607,526
Israel - 0.0%
SolarEdge Technologies, Inc., Zero Coupon, 0.000%, 09/15/2025		$20,000	27,230
Italy - 0.1%
Nexi SpA, 1.750%, 04/24/2027	EUR	100,000	103,424
Luxembourg - 0.2%
Arrival SA, 3.500%, 12/01/2026 (C)		$515,000	331,398
Singapore - 0.2%
Sea, Ltd., 0.250%, 09/15/2026		370,000	295,297
United Kingdom - 0.2%
Endeavour Mining Corp., 3.000%, 02/15/2023 (C)		400,000	461,800
United States - 1.4%
Airbnb, Inc., 0.848%, 03/15/2026 (G)		40,000	38,668
Apellis Pharmaceuticals, Inc., 3.500%, 09/15/2026		60,000	95,047
Bandwidth, Inc., 0.250%, 03/01/2026		25,000	19,050
Bandwidth, Inc., 0.500%, 04/01/2028 (C)		90,000	58,995
Bandwidth, Inc., 0.500%, 04/01/2028		90,000	88,529
Beyond Meat, Inc., 10.923%, 03/15/2027 (G)		130,000	77,194
Block, Inc., 0.125%, 03/01/2025		15,000	19,659
Bloomin' Brands, Inc., 5.000%, 05/01/2025		8,000	16,124
Ceridian HCM Holding, Inc., 0.250%, 03/15/2026		40,000	34,880
DraftKings, Inc., 5.667%, 03/15/2028 (G)		119,000	85,278
Etsy, Inc., 0.125%, 10/01/2026		12,000	19,248
Exact Sciences Corp., 0.375%, 03/01/2028		95,000	83,505
FTI Consulting, Inc., 2.000%, 08/15/2023		25,000	39,698

173

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
JetBlue Airways Corp., 0.500%, 04/01/2026 (C)	$340,000	$316,349
John Bean Technologies Corp., 0.250%, 05/15/2026 (C)	40,000	38,420
NCL Corp., Ltd., 2.500%, 02/15/2027 (C)	16,000	15,272
NuVasive, Inc., 0.375%, 03/15/2025	170,000	163,519
Pebblebrook Hotel Trust, 1.750%, 12/15/2026	40,000	45,860
Pegasystems, Inc., 0.750%, 03/01/2025	80,000	75,160
Penn National Gaming, Inc., 2.750%, 05/15/2026	8,000	16,088
Pioneer Natural Resources Company, 0.250%, 05/15/2025	45,000	106,853
Redfin Corp., 0.500%, 04/01/2027 (C)	100,000	66,850
Redfin Corp., 0.500%, 04/01/2027	100,000	91,170
Repay Holdings Corp., 4.832%, 02/01/2026 (C)(G)	475,000	395,200
Revance Therapeutics, Inc., 1.750%, 02/15/2027	100,000	93,563
Shift4 Payments, Inc., 0.500%, 08/01/2027 (C)	370,000	322,640
Southwest Airlines Company, 1.250%, 05/01/2025	25,000	33,925
Splunk, Inc., 1.125%, 06/15/2027	35,000	33,425
The Middleby Corp., 1.000%, 09/01/2025	20,000	27,538
Uber Technologies, Inc., 2.991%, 12/15/2025 (G)	50,000	44,750
Workday, Inc., 0.250%, 10/01/2022	35,000	57,475
		2,619,932
TOTAL CONVERTIBLE BONDS (Cost $4,855,707)		$4,446,607
MUNICIPAL BONDS - 3.5%
United States - 3.5%
California Health Facilities Financing Authority 4.190%, 06/01/2037 (A)	65,000	66,333
California Health Facilities Financing Authority 4.353%, 06/01/2041 (A)	30,000	30,533
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	60,000	59,874
Chicago Transit Authority (Illinois) 3.502%, 12/01/2033	435,000	427,816
Chicago Transit Authority, Series A (Illinois) 6.899%, 12/01/2040	55,000	70,703
City & County of Denver Company Airport System Revenue (Colorado) 2.717%, 11/15/2034	105,000	94,057
City & County of Denver Company Airport System Revenue (Colorado) 2.867%, 11/15/2037	75,000	65,948
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2032	100,000	113,749
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2044	240,000	266,432
City of Houston Airport System Revenue (Texas) 2.385%, 07/01/2031	240,000	217,536
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
City of San Antonio Electric & Gas Systems Revenue (Texas) 4.365%, 02/01/2042	$95,000	$96,273
City of San Antonio Electric & Gas Systems Revenue (Texas) 4.445%, 02/01/2047	100,000	101,523
City of Tampa (Florida) 3.576%, 09/01/2036 (G)	100,000	59,800
Commonwealth of Massachusetts, GO 2.514%, 07/01/2041	625,000	534,291
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2033	70,000	81,890
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2029	100,000	118,363
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2028	150,000	174,239
County of Miami-Dade Aviation Revenue (Florida) 2.786%, 10/01/2037	200,000	178,211
County of Miami-Dade Aviation Revenue (Florida) 4.000%, 10/01/2036	115,000	121,760
County of Miami-Dade Aviation Revenue (Florida) 3.270%, 10/01/2041	50,000	45,646
Dallas Fort Worth International Airport (Texas) 3.089%, 11/01/2040	130,000	120,075
District of Columbia 3.432%, 04/01/2042	405,000	387,826
Grand Parkway Transportation Corp. (Texas) 3.236%, 10/01/2052	190,000	171,584
Greater Orlando Aviation Authority (Florida) 5.000%, 10/01/2028	50,000	54,848
Greater Orlando Aviation Authority (Florida) 5.000%, 10/01/2028	100,000	108,501
Iowa Finance Authority 3.250%, 07/01/2050	50,000	50,683
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2050	110,000	119,769
Metropolitan Transportation Authority (New York) 6.668%, 11/15/2039	15,000	18,882
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2029	100,000	114,154
New Jersey Transportation Trust Fund Authority 4.000%, 06/15/2045	50,000	50,897
New York City Transitional Finance Authority 4.000%, 05/01/2045	75,000	78,002
Orange County Convention Center (Florida) 5.000%, 10/01/2031	55,000	60,146
Port Authority of New York & New Jersey 4.000%, 03/15/2030	230,000	241,918

174

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
Port Authority of New York & New Jersey 5.000%, 09/15/2033		$140,000	$156,058
Port Authority of New York & New Jersey 4.823%, 06/01/2045		140,000	147,463
Port Authority of New York & New Jersey 1.086%, 07/01/2023		25,000	24,703
Port of Seattle (Washington) 5.000%, 04/01/2039		190,000	213,738
Port of Seattle (Washington) 5.000%, 10/01/2031		100,000	109,670
Sales Tax Securitization Corp. (Illinois) 3.238%, 01/01/2042		25,000	23,040
San Diego County Regional Transportation Commission (California) 3.248%, 04/01/2048		75,000	71,052
San Francisco City & County Airport Commission (California) 5.000%, 05/01/2050		325,000	356,752
San Francisco City & County Airport Commission (California) 4.000%, 05/01/2039		160,000	167,009
San Francisco City & County Airport Commission (California) 2.958%, 05/01/2051		155,000	126,144
State of Hawaii Airports System Revenue 4.000%, 07/01/2035		100,000	104,743
State of Hawaii Airports System Revenue 5.000%, 07/01/2034		295,000	335,917
State of Illinois, GO 5.100%, 06/01/2033		40,000	42,536
Triborough Bridge & Tunnel Authority (New York) 5.000%, 11/15/2054		140,000	159,316
Wisconsin Center District 4.173%, 12/15/2050		65,000	65,740
TOTAL MUNICIPAL BONDS (Cost $7,040,041)			$6,606,143
TERM LOANS (H) - 6.4%
France - 0.1%
CAB SELAS, 2021 EUR Term Loan B (6 month EURIBOR + 3.000%), 3.000%, 02/09/2028	EUR	140,000	150,616
Luxembourg - 0.2%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%), 3.500%, 02/01/2024		$200,000	198,876
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%), 4.000%, 05/05/2028		104,213	103,731
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%), 4.756%, 10/01/2026		98,751	98,010
			400,617
Netherlands - 0.1%
Boels Topholding BV, 2021 EUR Term Loan B (3 month EURIBOR + 3.250%), 3.250%, 02/06/2027	EUR	155,000	167,630
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (H) (continued)
Netherlands (continued)
Diamond BC BV, 2021 Term Loan B (1 month LIBOR + 2.750%), 3.250%, 09/29/2028		$124,688	$122,007
			289,637
Sweden - 0.1%
Verisure Holding AB, 2020 EUR Term Loan B (6 month EURIBOR + 3.250%), 3.250%, 07/20/2026	EUR	155,000	167,558
United Kingdom - 0.1%
Lorca Finco PLC, EUR Term Loan B1 (6 month EURIBOR + 4.250%), 4.250%, 09/17/2027		180,000	198,093
United States - 5.8%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month LIBOR + 4.750%), 5.500%, 04/20/2028		$100,000	101,156
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1, TBD 12/21/2028 (I)		130,000	127,725
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%), 3.957%, 02/15/2027		245,000	241,122
Adient U.S. LLC, 2021 Term Loan B (1 month LIBOR + 3.250%), 3.707%, 04/10/2028		99,250	97,513
APX Group, Inc., 2021 Term Loan B (Prime rate + 2.500% and 1 month LIBOR + 3.500%), 4.005%, 07/10/2028		99,500	98,043
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%), 2.207%, 03/11/2025		125,000	122,375
Aretec Group, Inc., 2018 Term Loan (1 month LIBOR + 4.250%), 4.707%, 10/01/2025		195,455	193,582
Artera Services LLC, Incremental Term Loan (3 month LIBOR + 3.500%), 4.506%, 03/06/2025		99,250	92,774
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%), 3.707%, 12/23/2026		146,713	143,350
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month LIBOR + 5.250%), 5.707%, 01/31/2028		145,000	141,955
athenahealth, Inc., 2022 Term Loan B (1 month SOFR + 3.500%), 4.000%, 02/15/2029		85,507	84,460
Avantor Funding, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.250%), 2.750%, 11/08/2027		178,205	176,581
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%), 3.457%, 06/02/2025		87,035	86,237
Berlin Packaging LLC, 2021 First Lien Term Loan B (1 and 3 month LIBOR + 3.750%), 4.339%, 03/11/2028		169,150	167,374
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%), 3.457%, 06/15/2025		102,496	100,446
Brown Group Holding LLC, Term Loan B (3 month LIBOR + 2.500%), 3.506%, 06/07/2028		174,064	171,453
Caesars Resort Collection LLC, 2020 Term Loan B1 (1 month LIBOR + 3.500%), 3.957%, 07/21/2025		167,450	166,696

175

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
United States (continued)
Carnival Corp., 2021 Incremental Term Loan B (3 month LIBOR + 3.250%), 4.000%, 10/18/2028	$164,588	$160,679
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.500%), 3.500%, 03/01/2024	175,161	173,979
Chariot Buyer LLC, Term Loan B (3 month LIBOR + 3.500%), 4.506%, 11/03/2028	99,750	98,420
Charter Communications Operating LLC, 2019 Term Loan B2 (1 month LIBOR + 1.750%), 2.207%, 02/01/2027	146,985	145,597
Clarios Global LP, 2021 USD Term Loan B (1 month LIBOR + 3.250%), 3.707%, 04/30/2026	169,891	167,555
Clydesdale Acquisition Holdings, Inc., Term Loan, TBD 03/30/2029 (I)	100,000	98,333
Core & Main LP, 2021 Term Loan B (1 month LIBOR + 2.500%), 2.947%, 07/27/2028	245,569	243,113
Crocs, Inc., Term Loan B (3 month SOFR + 3.500%), 4.447%, 02/17/2029	280,000	272,700
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%), 4.457%, 10/16/2026	196,000	194,340
DT Midstream, Inc., Term Loan B (3 and 6 month LIBOR + 2.000%), 2.550%, 06/26/2028	129,350	129,009
EG America LLC, 2021 Term Loan (3 month LIBOR + 4.250%), 5.246%, 03/31/2026	99,504	97,887
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%), 1.981%, 08/01/2027	108,819	106,949
Endurance International Group Holdings, Inc., Term Loan (3 month LIBOR + 3.500%), 4.250%, 02/10/2028	99,250	96,273
Epicor Software Corp., 2020 Term Loan (1 month LIBOR + 3.250%), 4.000%, 07/30/2027	134,036	132,815
First Student Bidco, Inc., Term Loan B (3 month LIBOR + 3.000%), 3.983%, 07/21/2028	83,785	83,017
First Student Bidco, Inc., Term Loan C (3 month LIBOR + 3.000%), 3.983%, 07/21/2028	31,005	30,721
Flex Acquisition Company, Inc., 2021 Term Loan (3 month LIBOR + 3.500%), 4.000%, 03/02/2028	98,755	98,501
Frontier Communications Holdings LLC, 2021 DIP Term Loan B (3 month LIBOR + 3.750%), 4.733%, 05/01/2028	99,000	97,350
Gainwell Acquisition Corp., Term Loan B (3 month LIBOR + 4.000%), 5.006%, 10/01/2027	113,563	113,279
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month LIBOR + 3.750%), 4.500%, 03/06/2028	276,511	275,128
Hayward Industries, Inc., 2021 Term Loan (1 month LIBOR + 2.500%), 3.000%, 05/30/2028	124,063	122,409
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
United States (continued)
Heartland Dental LLC, 2021 Incremental Term Loan (1 month LIBOR + 4.000%), 4.447%, 04/30/2025	$119,100	$117,782
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%), 3.267%, 04/25/2025	244,289	241,260
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%), 4.001%, 04/25/2025	125,222	124,312
Hyland Software, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%), 4.250%, 07/01/2024	162,474	161,433
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.000%), 3.750%, 12/15/2027	198,497	197,173
LBM Acquisition LLC, Term Loan B (1 month LIBOR + 3.750%), 4.500%, 12/17/2027	204,057	198,778
MajorDrive Holdings IV LLC, Term Loan B (3 month LIBOR + 4.000%), 4.563%, 06/01/2028	99,250	97,576
McAfee Corp., 2022 USD Term Loan B (3 month SOFR + 4.000%), 4.500%, 03/01/2029	130,000	128,863
MH Sub I LLC, 2020 Incremental Term Loan (1 month LIBOR + 3.750%), 4.750%, 09/13/2024	99,494	98,268
Mitchell International, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%), 4.250%, 10/15/2028	170,000	167,006
Mozart Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%), 3.750%, 10/23/2028	205,000	202,848
NEP Group, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%), 3.707%, 10/20/2025	244,937	240,160
Oryx Midstream Services Permian Basin LLC, Term Loan B (3 month LIBOR + 3.250%), 3.750%, 10/05/2028	99,750	98,846
Packaging Coordinators Midco, Inc., 2020 1st Lien Term Loan (3 month LIBOR + 3.750%), 4.500%, 11/30/2027	99,000	98,360
Pathway Vet Alliance LLC, 2021 Term Loan (1 month LIBOR + 3.750%), 4.207%, 03/31/2027	122,558	121,103
PECF USS Intermediate Holding III Corp., Term Loan B (1 month LIBOR + 4.250%), 4.750%, 12/15/2028	99,750	98,682
Phoenix Newco, Inc., 2021 1st Lien Term Loan (1 month LIBOR + 3.500%), 4.000%, 11/15/2028	120,000	119,015
Polaris Newco LLC, USD Term Loan B (1 month LIBOR + 4.000%), 4.500%, 06/02/2028	119,400	118,415
Proampac PG Borrower LLC, 2020 Term Loan (3 month LIBOR + 3.750%), 4.500%, 11/03/2025	109,176	106,583
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.500%), 2.957%, 02/01/2027	196,000	190,937
Scientific Games International, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.750%), 3.207%, 08/14/2024	196,923	196,063

176

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
United States (continued)
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%), 3.707%, 12/31/2025	$95,712	$94,636
Shutterfly LLC, 2021 Term Loan (3 month LIBOR + 5.000%), 6.006%, 09/25/2026	99,000	90,536
Signal Parent, Inc., Term Loan B (1 month LIBOR + 3.500%), 4.250%, 04/03/2028	198,500	176,294
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month LIBOR + 3.750%), 4.250%, 10/15/2028	100,000	97,438
SRS Distribution, Inc., 2021 Term Loan B (3 month LIBOR + 3.500%), 4.000%, 06/02/2028	154,225	152,169
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%), 2.207%, 04/16/2025	98,798	97,146
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%), 2.207%, 04/16/2025	80,202	78,861
Surgery Center Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.750%), 4.500%, 08/31/2026	97,231	96,369
Tecta America Corp., 2021 Term Loan (1 month LIBOR + 4.250%), 5.000%, 04/10/2028	129,025	127,573
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%), 3.697%, 02/06/2026	209,300	207,093
The Michaels Companies, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%), 5.256%, 04/15/2028	129,025	120,764
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%), 2.707%, 05/30/2025	195,500	191,774
TricorBraun Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.250%), 3.750%, 03/03/2028	99,280	96,646
UFC Holdings LLC, 2021 Term Loan B (6 month LIBOR + 2.750%), 3.500%, 04/29/2026	182,062	180,014
UKG, Inc., Term Loan B (3 month LIBOR + 3.750%), 4.756%, 05/04/2026	146,985	146,278
UPC Financing Partnership, 2021 USD Term Loan AX (3 month LIBOR + 3.000%), 3.397%, 01/31/2029	180,000	177,376
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%), 4.006%, 05/16/2024	122,436	121,515
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month LIBOR + 3.250%), 3.647%, 01/31/2029	145,000	144,004
WW International, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%), 3.957%, 04/13/2028	94,500	85,759
		10,856,604
TOTAL TERM LOANS (Cost $12,090,063)		$12,063,125
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.5%
Commercial and residential - 3.3%
ACRE Commercial Mortgage, Ltd., Series 2021-FL4, Class B (1 month LIBOR + 1.400%), 1.868%, 12/18/2037 (C)(J)	$100,000	$98,446
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (C)(K)	180,000	177,292
ANTLR Mortgage Trust, Series 2021-RTL1, Class A1, 2.115%, 11/25/2024 (C)(K)	125,000	121,363
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class D, 3.000%, 07/15/2049 (C)	40,000	34,502
BANK
Series 2021-BN32, Class XA IO, 0.782%, 04/15/2054	998,189	52,221
Series 2021-BN35, Class XA IO, 1.052%, 06/15/2064	1,326,482	95,244
Series 2021-BN37, Class XA IO, 0.611%, 11/15/2064	998,805	40,506
BBCMS Mortgage Trust, Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 1.247%, 08/15/2036 (C)(J)	100,000	98,992
Benchmark Mortgage Trust
Series 2019-B10, Class XA IO, 1.225%, 03/15/2062	565,043	35,717
Series 2020-B22, Class XA IO, 1.519%, 01/15/2054	204,488	21,414
BPR Trust, Series 2021-TY, Class A (1 month LIBOR + 1.050%), 1.447%, 09/15/2038 (C)(J)	115,000	113,272
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1, 3.181%, 05/25/2060 (C)(K)	180,000	177,882
Series 2021-A, Class A1, 1.991%, 04/25/2031 (C)	139,152	133,657
Series 2021-NQM1, Class M1, 2.316%, 02/25/2049 (C)(K)	100,000	96,034
BX Commercial Mortgage Trust
Series 2019-XL, Class C (1 month LIBOR + 1.250%), 1.647%, 10/15/2036 (C)(J)	233,750	231,619
Series 2020-VKNG, Class F (1 month LIBOR + 2.750%), 3.147%, 10/15/2037 (C)(J)	222,056	215,467
BX Trust
Series 2018-GW, Class E (1 month LIBOR + 1.970%), 2.367%, 05/15/2035 (C)(J)	80,000	77,989
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%), 1.897%, 01/15/2034 (C)(J)	55,000	52,408
BXHPP Trust, Series 2021-FILM, Class B (1 month LIBOR + 0.900%), 1.297%, 08/15/2036 (C)(J)	65,000	62,722
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class C (1 month CME Term SOFR + 2.391%), 2.641%, 03/15/2035 (C)(J)	100,000	99,188
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG), Series 2013-CR13, Class B, 4.881%, 11/10/2046 (K)	169,000	170,998

177

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2020-SBX, Class C, 2.056%, 01/10/2038 (C)(K)	$100,000	$91,532
Series 2020-SBX, Class D, 2.321%, 01/10/2038 (C)(K)	100,000	91,111
Credit Suisse Mortgage Trust
Series 2020-NET, Class D, 3.706%, 08/15/2037 (C)(K)	100,000	95,232
Series 2020-RPL5, Class A1, 3.023%, 08/25/2060 (C)(K)	205,743	201,577
Series 2020-RPL6, Class A2, 3.315%, 03/25/2059 (C)(K)	215,000	206,343
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3, 1.128%, 05/25/2065 (C)(K)	41,761	40,485
FREMF Mortgage Trust
Series 2015-K45, Class C, 3.589%, 04/25/2048 (C)(K)	115,000	113,372
Series 2016-K55, Class C, 4.163%, 04/25/2049 (C)(K)	50,000	49,443
Series 2018-K78, Class C, 4.128%, 06/25/2051 (C)(K)	182,000	180,735
GS Mortgage Securities Trust
Series 2017-GS6, Class C, 4.322%, 05/10/2050 (K)	25,000	24,720
Series 2021-IP, Class B (1 month LIBOR + 1.150%), 1.547%, 10/15/2036 (C)(J)	119,000	116,501
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.500%, 09/25/2048 (C)(K)	25,430	25,356
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class D (1 month LIBOR + 1.250%), 1.647%, 12/15/2037 (C)(J)	161,250	157,199
LHOME Mortgage Trust, Series 2021-RTL2, Class A1, 2.090%, 06/25/2026 (C)	155,000	149,146
LoanCore Issuer, Ltd., Series 2021-CRE4, Class B (1 month SOFR + 1.364%), 1.414%, 07/15/2035 (C)(J)	100,000	98,834
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class C, 4.017%, 12/15/2048 (K)	283,000	282,314
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F (1 month LIBOR + 2.600%), 2.997%, 11/15/2034 (C)(J)	177,000	174,784
NYMT Loan Trust I, Series 2021-BPL1, Class A1, 2.239%, 05/25/2026 (C)	230,000	222,023
PRPM LLC
Series 2021-3, Class A2, 3.720%, 04/25/2026 (C)	110,000	103,702
Series 2021-5, Class A1, 1.793%, 06/25/2026 (C)	127,686	121,016
Series 2021-7, Class A1, 1.867%, 08/25/2026 (C)	145,715	137,872
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Ready Capital Mortgage Financing LLC
Series 2021-FL6, Class AS (1 month LIBOR + 1.200%), 1.657%, 07/25/2036 (C)(J)	$105,000	$103,589
Series 2021-FL7, Class AS (1 month LIBOR + 1.500%), 1.957%, 11/25/2036 (C)(J)	55,000	54,161
Starwood Mortgage Residential Trust, Series 2021-2, Class A3, 1.431%, 05/25/2065 (C)(K)	109,570	107,210
STWD Trust, Series 2021-FLWR, Class B (1 month LIBOR + 0.926%), 1.323%, 07/15/2036 (C)(J)	275,000	266,737
Toorak Mortgage Corp., Series 2019-2, Class A2, 4.213%, 09/25/2022	150,000	147,484
Verus Securitization Trust
Series 2020-1, Class A3, 2.724%, 01/25/2060 (C)	112,588	111,953
Series 2020-INV1, Class A3, 3.889%, 03/25/2060 (C)(K)	100,000	99,183
Series 2021-3, Class A1, 1.046%, 06/25/2066 (C)(K)	124,259	117,908
VMC Finance LLC, Series 2021-FL4, Class A (1 month LIBOR + 1.100%), 1.568%, 06/16/2036 (C)(J)	158,914	157,251
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.500%, 07/25/2049 (C)(K)	22,230	21,873
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class C, 4.888%, 06/15/2044 (C)(K)	157,445	157,217
		6,234,796
U.S. Government Agency - 2.2%
Federal Home Loan Mortgage Corp.
Series 2013-DN1, Class M2 (1 month LIBOR + 7.150%), 7.607%, 07/25/2023 (J)	83,411	86,692
Series 2014-DN2, Class M3 (1 month LIBOR + 3.600%), 4.057%, 04/25/2024 (J)	124,761	125,424
Series 2020-DNA2, Class M2 (1 month LIBOR + 1.850%), 2.307%, 02/25/2050 (C)(J)	58,176	58,031
Series 2020-DNA6, Class B1 (1 month SOFR + 3.000%), 3.099%, 12/25/2050 (C)(J)	35,000	32,723
Series 2020-HQA3, Class B1 (1 month LIBOR + 5.750%), 6.207%, 07/25/2050 (C)(J)	195,000	200,842
Series 2021-DNA2, Class M2 (1 month SOFR + 2.300%), 2.399%, 08/25/2033 (C)(J)	155,000	152,792
Series 2021-DNA6, Class M2 (1 month SOFR + 1.500%), 1.599%, 10/25/2041 (C)(J)	188,000	178,790
Series 2021-HQA1, Class M2 (1 month SOFR + 2.250%), 2.349%, 08/25/2033 (C)(J)	185,000	177,769
Series 2021-HQA3, Class M2 (1 month SOFR + 2.100%), 2.199%, 09/25/2041 (C)(J)	190,000	178,215

178

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%), 3.550%, 03/25/2042 (C)(J)	$20,000	$20,363
Series 2022-HQA1, Class M2 (1 month SOFR + 5.250%), 5.300%, 03/25/2042 (C)(J)	470,000	478,836
Series 324, Class C18 IO, 4.000%, 12/15/2033	273,897	31,837
Series 4446, Class BI IO, 6.500%, 04/15/2039	198,022	40,657
Series K066, Class X1 IO, 0.750%, 06/25/2027	1,244,330	41,157
Series K100, Class X3 IO, 1.871%, 11/25/2047	275,000	31,276
Series K103, Class X1 IO, 0.639%, 11/25/2029	1,023,260	42,953
Series K105, Class X1 IO, 1.523%, 01/25/2030	639,075	62,968
Series K106, Class X1 IO, 1.354%, 01/25/2030	618,162	54,407
Series K106, Class X3 IO, 1.920%, 03/25/2048	490,000	59,959
Series K107, Class X1 IO, 1.591%, 01/25/2030	548,866	56,756
Series K108, Class X1 IO, 1.690%, 03/25/2030	389,855	43,521
Series K110, Class X1 IO, 1.697%, 04/25/2030	99,744	10,881
Series K111, Class X1 IO, 1.571%, 05/25/2030	99,660	10,420
Series K115, Class X3 IO, 2.958%, 09/25/2048	147,298	28,832
Series K116, Class X3 IO, 3.021%, 09/25/2047	223,880	45,274
Series K121, Class X1 IO, 1.025%, 10/25/2030	114,092	8,002
Series K122, Class X1 IO, 0.882%, 11/25/2030	99,814	6,130
Series K123, Class X1 IO, 0.774%, 12/25/2030	409,384	22,334
Series K124, Class X1 IO, 0.721%, 12/25/2030	252,646	13,134
Series K129, Class X3 IO, 3.172%, 05/25/2031	165,000	37,844
Series K737, Class X1 IO, 0.636%, 10/25/2026	494,089	11,750
Series K738, Class X1 IO, 1.515%, 01/25/2027	649,704	39,182
Series K740, Class X3 IO, 2.481%, 11/25/2047	135,000	15,633
Series K742, Class X3, IO, 2.595%, 04/25/2028	100,000	13,215
Series Q014, Class X IO, 2.980%, 10/25/2055	159,359	34,166
Federal National Mortgage Association
Series 2014-C02, Class 1M2 (1 month LIBOR + 2.600%), 3.057%, 05/25/2024 (J)	47,793	47,852
Series 2014-C03, Class 1M2 (1 month LIBOR + 3.000%), 3.457%, 07/25/2024 (J)	93,810	94,280
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 5.357%, 11/25/2024 (J)	$75,796	$78,034
Series 2017-C01, Class 1B1 (1 month LIBOR + 5.750%), 6.207%, 07/25/2029 (J)	155,000	169,764
Series 2018-C02, Class 2B1 (1 month LIBOR + 4.000%), 4.457%, 08/25/2030 (J)	60,000	60,158
Series 2018-C05, Class 1B1 (1 month LIBOR + 4.250%), 4.707%, 01/25/2031 (J)	230,000	230,431
Series 2018-C05, Class 1M2 (1 month LIBOR + 2.350%), 2.807%, 01/25/2031 (J)	102,187	102,449
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 2.607%, 11/25/2039 (C)(J)	166,501	164,109
Series 2019-R03, Class 1B1 (1 month LIBOR + 4.100%), 4.557%, 09/25/2031 (C)(J)	75,000	75,639
Series 2019-R05, Class 1B1 (1 month LIBOR + 4.100%), 4.557%, 07/25/2039 (C)(J)	120,000	119,700
Series 2020-26, Class AI IO, 3.000%, 04/25/2033	370,190	25,000
Series 2020-26, Class IA IO, 3.500%, 11/25/2039	342,580	38,805
Series 2020-27, Class NI IO, 4.500%, 05/25/2050	245,159	43,304
Series 2020-35, Class IC IO, 5.000%, 06/25/2050	248,934	40,955
Series 2020-R02, Class 2B1 (1 month LIBOR + 3.000%), 3.457%, 01/25/2040 (C)(J)	152,000	139,169
Series 2022-R03, Class 1B1 (1 month SOFR + 6.250%), 6.349%, 03/25/2042 (C)(J)	69,000	70,645
Series 2022-R03, Class 1M2 (1 month SOFR + 3.500%), 3.599%, 03/25/2042 (C)(J)	59,000	59,629
Series 410, Class C8 IO, 4.000%, 04/25/2032	330,198	36,139
Government National Mortgage Association
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	167,462	25,850
Series 2017-130, Class IO, 4.500%, 02/20/2040	173,997	27,320
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	257,439	49,448
		4,151,445
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,473,379)		$10,386,241
ASSET BACKED SECURITIES - 5.9%
AASET Trust, Series 2021-2A, Class A, 2.798%, 01/15/2047 (C)	246,398	226,663
Apidos CLO XXXII, Series 2019-32A, Class D (3 month LIBOR + 3.500%), 3.754%, 01/20/2033 (C)(J)	250,000	250,014

179

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2021-FL2, Class AS (1 month LIBOR + 1.400%), 1.797%, 05/15/2036 (C)(J)	$100,000	$99,350
Series 2021-FL3, Class B (1 month LIBOR + 1.600%), 1.997%, 08/15/2034 (C)(J)	110,000	109,198
Ares XXVII CLO, Ltd., Series 2013-2A, Class CR2 (3 month LIBOR + 2.000%), 2.278%, 10/28/2034 (C)(J)	250,000	247,996
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210%, 07/15/2030 (C)	150,000	144,955
Bain Capital Credit CLO, Ltd., Series 2020-5A, Class E (3 month LIBOR + 6.900%), 7.154%, 01/20/2032 (C)(J)	250,000	239,187
Ballyrock CLO, Ltd., Series 2016-1A, Class ER (3 month LIBOR + 6.950%), 7.191%, 10/15/2028 (C)(J)	250,000	248,310
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E (3 month LIBOR + 7.02%), 7.261%, 01/15/2033 (C)(J)	250,000	243,829
BlueMountain CLO, Ltd., Series 2018-2A, Class D (3 month LIBOR + 3.150%), 3.656%, 08/15/2031 (C)(J)	250,000	242,598
Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.832%, 10/20/2050 (C)	125,000	122,217
CF Hippolyta LLC, Series 2020-1, Class B1, 2.280%, 07/15/2060 (C)	234,728	221,372
CIFC Funding, Ltd., Series 2014-2RA, Class A1 (3 month LIBOR + 1.050%), 1.309%, 04/24/2030 (C)(J)	300,000	298,635
CoreVest American Finance Trust, Series 2020-4, Class B, 1.707%, 12/15/2052 (C)	100,000	91,369
Covenant Credit Partners CLO III, Ltd., Series 2017-1A, Class C1 (3 month LIBOR + 2.550%), 2.791%, 10/15/2029 (C)(J)	250,000	246,874
DataBank Issuer, Series 2021-1A, Class A2, 2.060%, 02/27/2051 (C)	170,000	157,852
Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 07/25/2047 (C)	182,400	180,880
Elmwood CLO VII, Ltd., Series 2020-4A, Class C (3 month LIBOR + 2.250%), 2.491%, 01/17/2034 (C)(J)	250,000	246,469
Flagship Credit Auto Trust
Series 2021-3, Class C, 1.460%, 09/15/2027 (C)	350,000	328,511
Series 2021-3, Class D, 1.650%, 09/15/2027 (C)	112,000	104,241
Series 2020-2, Class C, 3.800%, 04/15/2026 (C)	185,000	186,751
FRTKL, Series 2021-SFR1, Class E2, 2.522%, 09/17/2038 (C)	132,000	117,878
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Gilbert Park CLO, Ltd., Series 2017-1A, Class B (3 month LIBOR + 1.600%), 1.841%, 10/15/2030 (C)(J)	$280,000	$277,197
Greystone Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month LIBOR + 1.650%), 2.047%, 07/15/2039 (C)(J)	100,000	98,721
Harriman Park CLO, Ltd., Series 2020-1A, Class DR (3 month LIBOR + 3.100%), 3.354%, 04/20/2034 (C)(J)	250,000	246,119
Hertz Vehicle Financing LLC, Series 2022-4A, Class C, 4.610%, 09/25/2026 (C)	125,000	125,142
HIN Timeshare Trust, Series 2020-A, Class A, 1.390%, 10/09/2039 (C)	30,800	29,024
Home Partners of America Trust, Series 2022-1, Class D, 4.730%, 04/17/2039 (C)	155,000	150,631
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 07/15/2039 (C)	216,919	193,343
JFIN CLO 2016, Ltd., Series 2016-1A, Class DR (3 month LIBOR + 3.400%), 3.668%, 10/27/2028 (C)(J)	175,000	174,882
KKR CLO, Ltd., Series 2020, Class B (3 month LIBOR + 1.550%), 1.791%, 10/16/2030 (C)(J)	282,000	278,645
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.940%, 11/16/2026 (C)	85,000	81,371
LCM XXV, Ltd., Series 25A, Class B2 (3 month LIBOR + 1.650%), 1.904%, 07/20/2030 (C)(J)	250,000	245,970
Lendbuzz Securitization Trust, Series 2021-1A, Class A, 1.460%, 06/15/2026 (C)	217,878	214,156
Magnetite XVIII, Ltd., Series 2016-18A, Class BR (3 month LIBOR + 1.500%), 2.006%, 11/15/2028 (C)(J)	250,000	248,250
Magnetite XXXI, Ltd., Series 2021-31A, Class A1 (3 month LIBOR + 1.100%), 1.341%, 07/15/2034 (C)(J)	250,000	247,500
MAPS Trust, Series 2021-1A, Class A, 2.521%, 06/15/2046 (C)	235,575	217,864
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 09/21/2026 (C)	150,000	144,730
MFA LLC, Series 2021-NPL1, Class A1, 2.363%, 03/25/2060 (C)	105,416	103,001
Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class CR2 (3 month LIBOR + 2.000%), 2.259%, 04/22/2029 (C)(J)	250,000	246,602
Neuberger Berman Loan Advisers CLO 43, Ltd., Series 2021-43A, Class A (3 month LIBOR + 1.130%), 1.371%, 07/17/2035 (C)(J)	250,000	248,450
Octagon Investment Partners 49, Ltd., Series 2020-5A, Class D (3 month LIBOR + 3.400%), 3.641%, 01/15/2033 (C)(J)	250,000	249,437

180

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
OZLM VII, Ltd., Series 2014-7RA, Class CR (3 month LIBOR + 3.000%), 3.241%, 07/17/2029 (C)(J)	$250,000	$244,854
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A2, 3.598%, 02/25/2061 (C)	185,000	174,654
Progress Residential Trust
Series 2021-SFR2, Class D, 2.197%, 04/19/2038 (C)	100,000	90,032
Series 2021-SFR5, Class E1, 2.209%, 07/17/2038 (C)	100,000	89,309
Series 2021-SFR6, Class E2, 2.525%, 07/17/2038 (C)	100,000	88,285
Series 2021-SFR8, Class E2, 2.532%, 10/17/2038 (C)	285,000	249,669
Series 2021-SFR10, Class B, 2.722%, 12/17/2040 (C)	120,000	112,217
Series 2022-SFR1, Class E1, 3.930%, 02/17/2041 (C)	150,000	138,526
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 01/20/2050 (C)	196,833	191,818
Stratus CLO, Ltd., Series 2021-1A, Class D (3 month LIBOR + 2.500%), 2.591%, 12/29/2029 (C)(J)	250,000	243,268
Summit Issuer LLC, Series 2020-1A, Class A2, 2.290%, 12/20/2050 (C)	55,000	51,833
Symphony CLO XXII, Ltd., Series 2020-22A, Class C (3 month LIBOR + 2.150%), 2.391%, 04/18/2033 (C)(J)	250,000	245,458
Treman Park CLO, Ltd., Series 2015-1A, Class C3RR (3 month LIBOR + 2.000%), 2.254%, 10/20/2028 (C)(J)	250,000	250,025
Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1, 1.868%, 08/25/2051 (C)	214,156	204,705
Verus Securitization Trust, Series 2020-NPL1, Class A1, 3.598%, 08/25/2050 (C)	16,516	16,496
VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 02/27/2051 (C)	145,108	139,407
VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 03/27/2051 (C)	77,430	75,395
Voya CLO, Ltd., Series 2013-3A, Class BRR (3 month LIBOR + 2.250%), 2.491%, 10/18/2031 (C)(J)	250,000	240,687
TOTAL ASSET BACKED SECURITIES (Cost $11,332,233)		$11,022,822
PREFERRED SECURITIES - 0.0%
United States - 0.0%
Becton, Dickinson and Company, 6.000%	1,136	60,004
Fluor Corp., 6.500% (C)	5	7,187
		67,191
TOTAL PREFERRED SECURITIES (Cost $64,958)		$67,191
EXCHANGE-TRADED FUNDS - 4.8%
iShares JP Morgan USD Emerging Markets Bond ETF	86,500	8,456,240
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
EXCHANGE-TRADED FUNDS (continued)
SPDR Bloomberg Convertible Securities ETF	7,600	$584,820
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,332,632)		$9,041,060
SHORT-TERM INVESTMENTS - 4.6%
Short-term funds - 4.6%
John Hancock Collateral Trust, 0.3592% (L)(M)	20,428	204,259
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (L)	8,463,236	8,463,236
TOTAL SHORT-TERM INVESTMENTS (Cost $8,667,486)		$8,667,495
Total Investments (Opportunistic Fixed Income Trust) (Cost $218,158,088) - 104.5%		$196,403,346
Other assets and liabilities, net - (4.5%)		(8,502,267)
TOTAL NET ASSETS - 100.0%		$187,901,079
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.

181

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $45,851,010 or 24.4% of the fund's net assets as of 3-31-22.
(D)	Non-income producing - Issuer is in default.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $201,826.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
Opportunistic Fixed Income Trust (continued)
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	The rate shown is the annualized seven-day yield as of 3-31-22.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	18	Long	Jun 2022	$1,713,820	$1,711,851	$(1,969)
5-Year U.S. Treasury Note Futures	152	Long	Jun 2022	17,826,214	17,432,500	(393,714)
Euro SCHATZ Futures	1	Long	Jun 2022	123,597	122,501	(1,096)
Ultra U.S. Treasury Bond Futures	6	Long	Jun 2022	1,099,208	1,062,750	(36,458)
10-Year U.S. Treasury Note Futures	1	Short	Jun 2022	(122,858)	(122,875)	(17)
2-Year U.S. Treasury Note Futures	24	Short	Jun 2022	(5,158,406)	(5,086,125)	72,281
Euro-Buxl Futures	42	Short	Jun 2022	(9,265,070)	(8,651,316)	613,754
German Euro BOBL Futures	10	Short	Jun 2022	(1,464,294)	(1,425,513)	38,781
German Euro BUND Futures	59	Short	Jun 2022	(10,804,888)	(10,355,538)	449,350
U.K. Long Gilt Bond Futures	2	Short	Jun 2022	(322,209)	(318,507)	3,702
U.S. Treasury Long Bond Futures	95	Short	Jun 2022	(14,617,235)	(14,255,938)	361,297
Ultra U.S. Treasury Bond Futures	1	Short	Jun 2022	(133,452)	(135,469)	(2,017)
						$1,103,894

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	3,915,000	USD	2,908,575	JPM	4/29/2022	$21,885	—
BRL	62,354,000	USD	12,976,809	CITI	4/4/2022	119,882	—
BRL	9,440,000	USD	1,891,594	JPM	4/4/2022	91,162	—
BRL	15,925,000	USD	3,297,921	CITI	4/29/2022	23,718	—
CAD	1,565,000	USD	1,241,950	JPM	4/29/2022	9,730	—
CHF	143,000	USD	152,901	GSI	4/29/2022	1,983	—
CLP	180,695,000	USD	226,409	GSI	4/29/2022	2,215	—
COP	10,753,250,000	USD	2,835,376	BARC	4/29/2022	5,223	—
EUR	168,000	USD	184,882	BOA	4/29/2022	1,104	—
EUR	156,000	USD	172,122	BARC	4/29/2022	580	—
EUR	1,075,000	USD	1,189,812	JPM	4/29/2022	278	—
EUR	591,000	USD	654,829	MSI	4/29/2022	—	$(556)
GBP	2,116,000	USD	2,783,831	MSI	4/29/2022	—	(4,604)
HUF	965,096,000	USD	2,827,996	BARC	4/29/2022	68,070	—
IDR	40,715,000,000	USD	2,835,109	BOA	4/29/2022	1,211	—
JPY	1,060,100,000	USD	8,804,379	MSI	4/28/2022	—	(92,681)
KRW	4,216,115,000	USD	3,455,266	JPM	4/29/2022	13,274	—
KRW	1,085,101,000	USD	893,212	MSI	4/29/2022	—	(515)
MXN	25,170,000	USD	1,257,500	CITI	4/29/2022	2,425	—
MXN	6,380,000	USD	315,983	GSI	4/29/2022	3,378	—
NOK	21,520,000	USD	2,443,095	MSI	4/29/2022	521	—
NZD	1,405,000	USD	974,612	JPM	4/29/2022	—	(1,241)
182

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
PHP	74,170,000	USD	1,423,062	GSI	4/29/2022	$7,578	—
PHP	141,170,000	USD	2,680,731	JPM	4/29/2022	42,250	—
PLN	12,166,000	USD	2,830,355	BARC	4/29/2022	58,285	—
SEK	9,360,000	USD	984,517	BOA	4/29/2022	11,421	—
SEK	15,240,000	USD	1,643,588	JPM	4/29/2022	—	$(21,997)
THB	39,960,000	USD	1,192,160	GSI	4/29/2022	9,751	—
TRY	11,454,000	USD	744,100	BARC	4/29/2022	21,276	—
USD	1,113,050	AUD	1,480,000	BOA	4/29/2022	5,239	—
USD	1,238,705	AUD	1,650,000	BARC	4/29/2022	3,645	—
USD	133,110	AUD	178,000	JPM	4/29/2022	—	(126)
USD	220,230	AUD	293,000	MSI	4/29/2022	914	—
USD	12,403,266	BRL	62,354,000	CITI	4/4/2022	—	(693,425)
USD	1,992,486	BRL	9,440,000	JPM	4/4/2022	9,730	—
USD	578,874	BRL	3,000,000	SSB	4/4/2022	—	(51,239)
USD	993,298	BRL	4,935,000	CITI	4/29/2022	—	(36,046)
USD	8,986,860	BRL	43,429,000	CITI	5/3/2022	—	(61,935)
USD	2,274,632	CAD	2,858,000	BOA	4/29/2022	—	(11,184)
USD	5,530,448	CAD	6,969,000	JPM	4/29/2022	—	(43,329)
USD	3,665,170	CLP	2,912,511,000	GSI	4/29/2022	—	(19,880)
USD	581,263	CLP	461,000,000	SSB	4/29/2022	—	(2,016)
USD	2,850,336	CZK	64,252,000	JPM	4/29/2022	—	(52,750)
USD	19,396,755	EUR	17,514,000	JPM	4/29/2022	7,694	—
USD	909,157	EUR	825,000	MSI	4/29/2022	—	(4,168)
USD	884,090	GBP	672,000	MSI	4/29/2022	1,462	—
USD	258,967	HKD	2,026,000	GSI	4/29/2022	271	—
USD	1,883,991	IDR	27,056,000,000	BOA	4/29/2022	—	(805)
USD	192	IDR	2,760,000	BARC	4/29/2022	——	——
USD	4,218,692	ILS	13,569,000	MSI	4/29/2022	—	(35,109)
USD	1,010,367	INR	77,480,000	CITI	4/29/2022	—	(6,163)
USD	1,066,914	INR	81,636,000	MSI	4/29/2022	—	(4,143)
USD	6,893,029	JPY	829,962,000	MSI	4/28/2022	72,561	—
USD	13,956,335	KRW	16,954,575,000	MSI	4/29/2022	8,042	—
USD	5,215,260	MXN	106,493,000	BOA	4/29/2022	—	(115,422)
USD	6,363,513	NOK	56,053,000	MSI	4/29/2022	—	(1,358)
USD	5,457,133	NZD	7,867,000	JPM	4/29/2022	6,950	—
USD	2,989,887	PHP	156,102,000	GSI	4/29/2022	—	(21,113)
USD	1,299,752	SEK	12,357,000	BOA	4/29/2022	—	(15,078)
USD	2,745,233	SGD	3,722,000	MSI	4/29/2022	—	(618)
USD	105,047	TRY	1,617,000	BARC	4/29/2022	—	(3,004)
USD	1,595,159	ZAR	23,978,000	JPM	4/29/2022	—	(40,534)
ZAR	7,380,000	USD	493,118	BARC	4/29/2022	10,319	—
						$644,027	$(1,341,039)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	228,150,000	INR	Fixed 6.130%	INR FBIL MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Jun 2027	$(1,849)	$1	$(1,848)
MSI	229,780,000	INR	Fixed 6.190%	INR FBIL MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Jun 2027	1,014	(8,887)	(7,873)
								$(835)	$(8,886)	$(9,721)
Centrally cleared	2,550,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	(109,989)	(109,989)
Centrally cleared	2,550,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	(110,633)	(110,633)
Centrally cleared	2,935,000	CAD	CAD CDOR	Fixed 1.283%	Semi-Annual	Semi-Annual	Nov 2026	—	(118,194)	(118,194)
Centrally cleared	2,415,000	CAD	CAD CDOR	Fixed 1.266%	Semi-Annual	Semi-Annual	Nov 2026	—	(98,762)	(98,762)
Centrally cleared	7,990,000	CAD	CAD CORRA Compounded OIS	Fixed 1.530%	Semi-Annual	Semi-Annual	Dec 2026	—	(255,145)	(255,145)
Centrally cleared	52,320,000	MXN	MXN TIIE Banxico	Fixed 7.840%	Monthly	Monthly	Mar 2027	2,623	(50,176)	(47,553)
Centrally cleared	8,500,000	NZD	NZD BBR FRA	Fixed 2.660%	Semi-Annual	Quarterly	Mar 2027	(19,764)	(172,154)	(191,918)
183

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	6,540,000	NZD	NZD BBR FRA	Fixed 2.750%	Semi-Annual	Quarterly	Mar 2027	$6,725	$(135,684)	$(128,959)
Centrally cleared	783,430,000	HUF	HUF BUBOR Reuters	Fixed 5.130%	Annual	Semi-Annual	Mar 2027	1,372	(137,057)	(135,685)
Centrally cleared	1,433,300,000	HUF	HUF BUBOR Reuters	Fixed 5.000%	Annual	Semi-Annual	Mar 2027	8,780	(279,996)	(271,216)
Centrally cleared	64,529,200	MXN	MXN TIIE Banxico	Fixed 7.130%	Monthly	Monthly	Jun 2031	22,955	(244,320)	(221,365)
Centrally cleared	84,380,000	MXN	MXN TIIE Banxico	Fixed 6.940%	Monthly	Monthly	Sep 2031	(1,433)	(349,808)	(351,241)
Centrally cleared	270,000	GBP	Fixed 0.840%	GBP SONIA Compounded OIS	Annual	Annual	Sep 2071	(15,894)	69,560	53,666
								$5,364	$(1,992,358)	$(1,986,994)
								$4,529	$(2,001,244)	$(1,996,715)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	2,050,000	USD	$2,050,000	1.000%	Quarterly	Dec 2026	$118,233	$(42,553)	$75,680
BARC	Government of Malaysia	2,845,000	USD	2,845,000	1.000%	Quarterly	Jun 2027	(47,947)	(869)	(48,816)
CITI	People's Republic of China	2,040,000	USD	2,040,000	1.000%	Quarterly	Jun 2027	(38,375)	(623)	(38,998)
CITI	Republic of Colombia	3,545,000	USD	3,545,000	1.000%	Quarterly	Jun 2027	143,288	(1,086)	142,202
GSI	Republic of Indonesia	1,085,000	USD	1,085,000	1.000%	Quarterly	Jun 2027	(8,292)	(331)	(8,623)
GSI	Republic of South Africa	8,060,000	USD	8,060,000	1.000%	Quarterly	Jun 2027	401,580	(2,462)	399,118
JPM	Republic of Korea	9,630,000	USD	9,630,000	1.000%	Quarterly	Dec 2024	(179,870)	(49,778)	(229,648)
JPM	Republic of Peru	3,310,000	USD	3,310,000	1.000%	Quarterly	Jun 2027	(35,070)	(2,081)	(37,151)
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(190,388)	(70,567)	(260,955)
MSI	Federative Republic of Brazil	5,760,000	USD	5,760,000	1.000%	Quarterly	Jun 2027	292,104	(1,760)	290,344
MSI	Government of Mexico	4,415,000	USD	4,415,000	1.000%	Quarterly	Jun 2027	(2,113)	(1,349)	(3,462)
MSI	Republic of Chile	4,755,000	USD	4,755,000	1.000%	Quarterly	Jun 2027	(68,887)	(1,614)	(70,501)
MSI	Republic of Peru	3,310,000	USD	3,310,000	1.000%	Quarterly	Jun 2027	(33,496)	(1,011)	(34,507)
MSI	CMBX.NA.BBB-.12	250,000	USD	250,000	3.000%	Monthly	Aug 2061	16,860	4,833	21,693
MSI	CMBX.NA.BBB-.13	100,000	USD	100,000	3.000%	Monthly	Dec 2072	5,868	3,451	9,319
				$60,725,000				$373,495	$(167,800)	$205,695
Centrally cleared	CDX.NA.HY.38	225,000	USD	225,000	5.000%	Quarterly	Jun 2027	(10,379)	(2,070)	(12,449)
				$225,000				$(10,379)	$(2,070)	$(12,449)
				$60,950,000				$363,116	$(169,870)	$193,246
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Series 37 Version 1	0.728%	2,585,000	EUR	$2,843,883	1.000%	Quarterly	Jun 2027	$28,137	$12,188	$40,325
					$2,843,883				$28,137	$12,188	$40,325
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Leveraged Loan Index	USD Compounded SOFR	At Maturity	USD	2,890,000	Sep 2022	BARC	—	$(45,577)	$(45,577)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	1,370,000	Sep 2022	GSI	—	51,234	51,234
Pay	iBoxx $ Liquid High Yield Index	USD Compounded SOFR	At Maturity	USD	2,175,000	Sep 2022	GSI	—	(21,510)	(21,510)
184

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	USD Compounded SOFR	At Maturity	USD	1,460,000	Sep 2022	GSI	—	$105	$105
Pay	iBoxx $ Liquid Leveraged Loan Index	USD Compounded SOFR	At Maturity	USD	730,000	Sep 2022	GSI	—	8,552	8,552
Pay	iBoxx $ Liquid Leveraged Loan Index	USD Compounded SOFR	At Maturity	USD	725,000	Sep 2022	MSI	—	8,413	8,413
Pay	iBoxx $ Liquid Leveraged Loan Index	USD Compounded SOFR	At Maturity	USD	1,405,000	Sep 2022	MSI	—	(9,203)	(9,203)
Pay	iBoxx $ Liquid Leveraged Loan Index	USD Compounded SOFR	At Maturity	USD	730,000	Sep 2022	MSI	—	52	52
Pay	iBoxx $ Liquid High Yield Index	USD Compounded SOFR	At Maturity	USD	4,620,000	Mar 2023	MSI	—	(93,867)	(93,867)
								—	$(101,801)	$(101,801)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	640,000	USD	$640,000	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	$238,598	$238,598
CITI	780,000	USD	780,000	Fixed 2.578%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2051	—	69,496	69,496
JPM	2,330,000	USD	2,330,000	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	$(56,372)	795,780	739,408
			$3,750,000						$(56,372)	$1,103,874	$1,047,502
185

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BOA	Bank of America, N.A.
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CITI	Citibank, N.A.
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank and Trust Company
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.8%
Consumer discretionary – 2.7%
Hotels, restaurants and leisure – 2.7%
Hotels, resorts and cruise lines – 2.7%
Hilton Grand Vacations, Inc. (A)	83,031	$4,318,443
Hyatt Hotels Corp., Class A (A)	21,438	2,046,257
Playa Hotels & Resorts NV (A)	499,740	4,322,751
		10,687,451
Health care – 1.1%
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services – 1.1%
Health care facilities – 1.1%
HCA Healthcare, Inc.	17,295	$4,334,473
		4,334,473
Real estate – 95.0%

186

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts – 89.4%
Health care REITs – 9.0%
LTC Properties, Inc.	66,118	$2,543,559
Ventas, Inc.	153,664	9,490,289
Welltower, Inc.	243,965	23,454,795
		35,488,643
Hotel and resort REITs – 1.9%
Ryman Hospitality Properties, Inc. (A)	80,308	7,450,173
Industrial REITs – 17.4%
First Industrial Realty Trust, Inc.	103,347	6,398,213
Innovative Industrial Properties, Inc.	10,755	2,209,077
Prologis, Inc.	285,516	46,105,124
Rexford Industrial Realty, Inc.	187,989	14,022,100
		68,734,514
Office REITs – 8.3%
Alexandria Real Estate Equities, Inc.	41,468	8,345,435
Douglas Emmett, Inc.	219,431	7,333,384
SL Green Realty Corp.	162,219	13,168,938
Veris Residential, Inc. (A)	214,303	3,726,729
		32,574,486
Residential REITs – 19.3%
AvalonBay Communities, Inc.	95,690	23,766,525
Camden Property Trust	80,568	13,390,402
Independence Realty Trust, Inc.	324,495	8,579,648
Sun Communities, Inc.	75,720	13,272,959
UDR, Inc.	301,374	17,289,826
		76,299,360
Retail REITs – 12.5%
Acadia Realty Trust	154,015	3,337,505
Brixmor Property Group, Inc.	470,414	12,141,385
Kimco Realty Corp.	501,644	12,390,607
Phillips Edison & Company, Inc.	204,754	7,041,490
Simon Property Group, Inc.	75,074	9,876,735
Spirit Realty Capital, Inc.	101,754	4,682,719
		49,470,441
Specialized REITs – 21.0%
American Tower Corp.	54,759	13,756,556
Equinix, Inc.	13,229	9,810,891
Extra Space Storage, Inc.	80,026	16,453,346
Life Storage, Inc.	102,584	14,405,871
Public Storage	35,306	13,779,226
SBA Communications Corp.	19,514	6,714,767
VICI Properties, Inc.	283,516	8,068,865
		82,989,522
		353,007,139
Real estate management and development – 5.6%
Real estate operating companies – 2.3%
Tricon Residential, Inc.	568,932	9,042,658
Real estate services – 3.3%
CBRE Group, Inc., Class A (A)	69,751	6,383,612
Colliers International Group, Inc. (New York Stock Exchange) (B)	51,001	6,650,530
		13,034,142
		22,076,800
		375,083,939
TOTAL COMMON STOCKS (Cost $312,879,025)		$390,105,863
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.0%
Short-term funds – 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (C)	3,903,207	$3,903,207
TOTAL SHORT-TERM INVESTMENTS (Cost $3,903,207)		$3,903,207
Total Investments (Real Estate Securities Trust) (Cost $316,782,232) – 99.8%		$394,009,070
Other assets and liabilities, net – 0.2%		758,619
TOTAL NET ASSETS – 100.0%		$394,767,689
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $130,090. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $138,756 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 3-31-22.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.0%
Communication services – 13.4%
Entertainment – 1.8%
CTS Eventim AG & Company KGaA (A)	50,481	$3,428,532
Netflix, Inc. (A)	12,600	4,719,834
ROBLOX Corp., Class A (A)	161,939	7,488,059
Take-Two Interactive Software, Inc. (A)	2,480	381,275
		16,017,700
Interactive media and services – 11.1%
Alphabet, Inc., Class A (A)	1,285	3,574,035
Alphabet, Inc., Class C (A)	9,979	27,871,247
Baidu, Inc., ADR (A)	116,456	15,407,129
Kanzhun, Ltd., ADR (A)	17,368	432,637
Kuaishou Technology (A)(B)	13,100	120,032
Meta Platforms, Inc., Class A (A)	113,724	25,287,669
Pinterest, Inc., Class A (A)	295,960	7,283,576
VK Company, Ltd., GDR (A)	791,720	285,019
ZoomInfo Technologies, Inc. (A)	260,380	15,555,101
		95,816,445
Media – 0.5%
Comcast Corp., Class A	91,750	4,295,735
		116,129,880
Consumer discretionary – 22.0%
Automobiles – 1.0%
Rivian Automotive, Inc., Class A (A)(C)	39,260	1,972,422
Tesla, Inc. (A)	6,035	6,503,316
		8,475,738
Diversified consumer services – 0.1%
New Oriental Education & Technology Group, Inc., ADR (A)	986,170	1,134,096
Hotels, restaurants and leisure – 5.5%
Airbnb, Inc., Class A (A)	6,875	1,180,850
Booking Holdings, Inc. (A)	4,833	11,350,059
Expedia Group, Inc. (A)	35,100	6,868,017
Tongcheng Travel Holdings, Ltd. (A)	2,648,400	4,666,619

187

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Trip.com Group, Ltd., ADR (A)	1,028,272	$23,773,649
		47,839,194
Internet and direct marketing retail – 14.7%
Alibaba Group Holding, Ltd., ADR (A)	225,987	24,587,386
Amazon.com, Inc. (A)	15,362	50,079,352
Boohoo Group PLC (A)	3,608,294	4,180,165
Coupang, Inc. (A)	146,187	2,584,586
Deliveroo PLC (A)(B)	1,631,230	2,404,931
Delivery Hero SE (A)(B)	194,653	8,483,715
D-Market Elektronik Hizmetler ve Ticaret AS, ADR (A)(C)	345,590	784,489
DoorDash, Inc., Class A (A)	31,010	3,634,062
Etsy, Inc. (A)	56,695	7,046,055
Naspers, Ltd., N Shares	43,956	4,964,492
Wayfair, Inc., Class A (A)	17,028	1,886,362
Zalando SE (A)(B)	318,638	16,133,971
		126,769,566
Specialty retail – 0.7%
Auto1 Group SE (A)(B)	245,390	2,787,989
Warby Parker, Inc., Class A (A)(C)	94,647	3,200,015
		5,988,004
		190,206,598
Industrials – 0.4%
Electrical equipment – 0.0%
Bloom Energy Corp., Class A (A)	2,360	56,994
Professional services – 0.0%
Legalzoom.com, Inc. (A)(C)	6,270	88,658
Road and rail – 0.4%
Lyft, Inc., Class A (A)	52,945	2,033,088
Uber Technologies, Inc. (A)	31,275	1,115,892
		3,148,980
		3,294,632
Information technology – 59.9%
Communications equipment – 0.5%
Arista Networks, Inc. (A)	10,680	1,484,306
F5, Inc. (A)	15,485	3,235,591
		4,719,897
Electronic equipment, instruments and components – 0.5%
Cognex Corp.	6,605	509,576
Flex, Ltd. (A)	123,290	2,287,030
Samsung SDI Company, Ltd.	2,370	1,153,454
		3,950,060
IT services – 7.2%
Adyen NV (A)(B)	650	1,287,451
Block, Inc. (A)	5,530	749,868
Cloudflare, Inc., Class A (A)	4,070	487,179
DXC Technology Company (A)	136,105	4,441,106
Global Payments, Inc.	8,220	1,124,825
Mastercard, Inc., Class A	37,760	13,494,669
MongoDB, Inc. (A)	55,337	24,546,937
Okta, Inc. (A)	13,845	2,090,041
PayPal Holdings, Inc. (A)	21,300	2,463,345
Shopify, Inc., Class A (A)	5,900	3,988,164
Snowflake, Inc., Class A (A)	12,118	2,776,597
Visa, Inc., Class A	20,480	4,541,850
		61,992,032
Semiconductors and semiconductor equipment – 14.6%
Advanced Micro Devices, Inc. (A)	86,931	9,505,036
Applied Materials, Inc.	72,236	9,520,705
ASML Holding NV, NYRS	1,810	1,208,953
Broadcom, Inc.	14,035	8,837,559
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Infineon Technologies AG	91,465	$3,094,261
KLA Corp.	6,660	2,437,960
Lam Research Corp.	5,260	2,827,829
Marvell Technology, Inc.	102,770	7,369,637
Micron Technology, Inc.	161,918	12,611,793
Monolithic Power Systems, Inc.	1,020	495,394
NVIDIA Corp.	63,740	17,392,096
NXP Semiconductors NV	24,830	4,595,536
ON Semiconductor Corp. (A)	201,150	12,594,002
QUALCOMM, Inc.	88,431	13,514,025
SK Hynix, Inc.	53,035	5,101,921
STMicroelectronics NV	32,735	1,422,793
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	81,090	8,454,443
Teradyne, Inc.	12,295	1,453,638
Tokyo Electron, Ltd.	6,200	3,184,078
Wolfspeed, Inc. (A)	4,970	565,884
		126,187,543
Software – 28.5%
Altair Engineering, Inc., Class A (A)	8,410	541,604
Alteryx, Inc., Class A (A)	18,000	1,287,540
Asana, Inc., Class A (A)	14,165	566,175
Aspen Technology, Inc. (A)	6,915	1,143,534
Atlassian Corp. PLC, Class A (A)	36,760	10,801,191
Box, Inc., Class A (A)	46,585	1,353,760
Citrix Systems, Inc.	81,619	8,235,357
Coupa Software, Inc. (A)	27,746	2,819,826
Crowdstrike Holdings, Inc., Class A (A)	51,105	11,604,923
Datadog, Inc., Class A (A)	82,970	12,567,466
ForgeRock, Inc., Class A (A)	17,728	388,598
Fortinet, Inc. (A)	30,670	10,481,166
Intuit, Inc.	14,985	7,205,387
KnowBe4, Inc., Class A (A)	69,573	1,601,570
Microsoft Corp.	230,513	71,069,463
NortonLifeLock, Inc.	221,633	5,877,707
Oracle Corp.	18,285	1,512,718
Palo Alto Networks, Inc. (A)	33,425	20,807,397
Paycom Software, Inc. (A)	3,645	1,262,555
Procore Technologies, Inc. (A)	2,208	127,976
salesforce.com, Inc. (A)	146,260	31,053,923
Smartsheet, Inc., Class A (A)	12,045	659,825
TeamViewer AG (A)(B)	200,467	2,960,367
The Trade Desk, Inc., Class A (A)	56,305	3,899,121
Workday, Inc., Class A (A)	21,728	5,202,987
Zoom Video Communications, Inc., Class A (A)	182,978	21,450,511
Zscaler, Inc. (A)	42,392	10,228,342
		246,710,989
Technology hardware, storage and peripherals – 8.6%
Apple, Inc.	133,135	23,246,702
Hewlett Packard Enterprise Company	1,998	33,387
Pure Storage, Inc., Class A (A)	877,681	30,990,916
Samsung Electronics Company, Ltd.	239,565	13,708,620
Seagate Technology Holdings PLC	73,940	6,647,206
		74,626,831
		518,187,352
Real estate – 0.3%
Real estate management and development – 0.3%
KE Holdings, Inc., ADR (A)	129,400	1,600,678
Opendoor Technologies, Inc. (A)	140,700	1,217,055
		2,817,733
TOTAL COMMON STOCKS (Cost $855,639,182)		$830,636,195

188

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 5.0%
Short-term funds – 2.5%
John Hancock Collateral Trust, 0.3592% (D)(E)	678,042	$6,779,611
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (D)	501,975	501,975
T. Rowe Price Government Reserve Fund, 0.2855% (D)	14,229,705	14,229,705
		21,511,291
Repurchase agreement – 2.5%
Repurchase Agreement with State Street Corp. dated 3-31-22 at 0.000% to be repurchased at $21,916,000 on 4-1-22, collateralized by $22,384,100 U.S. Treasury Notes, 2.250% due 3-31-24 (valued at $22,354,374)	$21,916,000	21,916,000
TOTAL SHORT-TERM INVESTMENTS (Cost $43,427,199)		$43,427,291
Total Investments (Science & Technology Trust) (Cost $899,066,381) – 101.0%		$874,063,486
Other assets and liabilities, net – (1.0%)		(8,632,129)
TOTAL NET ASSETS – 100.0%		$865,431,357
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $6,247,883.
(D)	The rate shown is the annualized seven-day yield as of 3-31-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 30.3%
U.S. Government – 12.2%
U.S. Treasury Bonds
1.875%, 11/15/2051	$370,440,600	$324,945,861
2.250%, 02/15/2052	137,189,000	131,572,825
2.375%, 02/15/2042	85,167,000	82,146,233
2.500%, 02/15/2045	97,149,000	94,621,609
3.000%, 02/15/2047	37,979,000	40,864,514
U.S. Treasury Notes
1.875%, 02/28/2027 to 02/15/2032	191,358,000	183,814,101
2.375%, 03/31/2027	15,803,000	15,837,569
		873,802,712
U.S. Government Agency – 18.1%
Federal Home Loan Mortgage Corp.
2.000%, 11/01/2051 to 03/01/2052	93,507,676	86,966,664
2.500%, 08/01/2050 to 12/01/2051	80,708,830	77,438,792
3.000%, 03/01/2043 to 12/01/2049	106,765,008	105,933,335
3.500%, 04/01/2044 to 04/01/2047	63,988,759	65,259,320
3.500%, 03/01/2052 (A)	8,847,378	8,937,296
4.000%, 03/01/2048 to 08/01/2048	15,324,095	15,805,322
Select Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
2.000%, 09/01/2050 to 02/01/2052	$87,942,374	$82,068,274
2.500%, TBA (A)	112,419,000	107,272,323
2.500%, 09/01/2050 to 01/01/2052	152,048,663	145,718,014
3.000%, 01/01/2043 to 02/01/2052	172,884,394	171,100,305
3.000%, 02/01/2052 to 04/25/2057 (A)	36,323,094	35,626,733
3.500%, 06/01/2042 to 09/01/2049	145,684,626	147,988,823
3.500%, 06/01/2049 to 04/01/2052 (A)	39,026,158	39,421,701
4.000%, 09/01/2040 to 07/01/2049	151,807,547	157,591,827
4.500%, 12/01/2040 to 05/01/2042	37,023,579	39,242,511
Government National Mortgage Association 4.000%, 10/15/2039 to 11/15/2041	2,835,428	2,934,714
		1,289,305,954
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,256,220,775)		$2,163,108,666
FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
Qatar – 0.2%
State of Qatar 5.103%, 04/23/2048 (B)	8,410,000	10,282,983
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (B)	14,979,000	16,196,044
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $23,774,151)		$26,479,027
CORPORATE BONDS – 38.7%
Communication services – 3.5%
AT&T, Inc.
3.100%, 02/01/2043	34,206,000	29,529,642
3.500%, 06/01/2041	12,200,000	11,232,784
3.650%, 06/01/2051	10,434,000	9,494,668
Charter Communications Operating LLC
4.200%, 03/15/2028	13,245,000	13,384,193
4.800%, 03/01/2050	15,472,000	14,696,999
5.750%, 04/01/2048	16,696,000	17,750,105
6.484%, 10/23/2045	13,673,000	15,565,115
Comcast Corp. 4.150%, 10/15/2028	15,058,000	15,823,234
Level 3 Financing, Inc. 3.400%, 03/01/2027 (B)	6,456,000	6,084,780
Magallanes, Inc.
4.279%, 03/15/2032 (B)	12,653,000	12,709,289
5.141%, 03/15/2052 (B)	4,009,000	4,101,586
Telefonica Emisiones SA 5.213%, 03/08/2047	16,102,000	17,255,775
T-Mobile USA, Inc.
2.050%, 02/15/2028	12,548,000	11,460,264
2.550%, 02/15/2031	4,824,000	4,374,410
3.400%, 10/15/2052 (B)	16,859,000	14,337,570
3.750%, 04/15/2027	6,507,000	6,545,035
3.875%, 04/15/2030	13,891,000	13,944,329
4.500%, 04/15/2050	8,048,000	8,141,807
Verizon Communications, Inc.
4.329%, 09/21/2028	17,379,000	18,332,656
4.400%, 11/01/2034	7,740,000	8,234,826
		252,999,067
Consumer discretionary – 3.3%
Amazon.com, Inc. 4.050%, 08/22/2047	9,136,000	9,938,010
Aptiv PLC
3.250%, 03/01/2032	3,289,000	3,117,308
4.150%, 05/01/2052	1,813,000	1,700,201

189

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
AutoNation, Inc. 4.750%, 06/01/2030	$4,925,000	$5,133,210
Booking Holdings, Inc. 4.625%, 04/13/2030	10,403,000	11,282,934
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	15,291,000	14,926,734
Daimler Finance North America LLC 3.500%, 08/03/2025 (B)	5,990,000	6,008,945
Daimler Trucks Finance North America LLC 1.625%, 12/13/2024 (B)	6,766,000	6,459,707
Dollar Tree, Inc. 4.200%, 05/15/2028	16,502,000	17,059,002
eBay, Inc. 2.700%, 03/11/2030	12,556,000	11,799,024
Expedia Group, Inc.
2.950%, 03/15/2031	6,373,000	5,900,414
3.250%, 02/15/2030	9,735,000	9,266,511
3.800%, 02/15/2028	16,524,000	16,436,362
4.625%, 08/01/2027	8,713,000	9,050,604
5.000%, 02/15/2026	10,710,000	11,215,048
General Motors Financial Company, Inc.
2.400%, 10/15/2028	17,219,000	15,409,330
3.600%, 06/21/2030	20,346,000	19,461,204
4.350%, 01/17/2027	8,868,000	9,018,000
Hyundai Capital America
1.000%, 09/17/2024 (B)	8,719,000	8,200,652
1.800%, 10/15/2025 (B)	4,018,000	3,752,722
2.375%, 10/15/2027 (B)	4,018,000	3,678,582
Lowe's Companies, Inc. 4.250%, 04/01/2052	4,017,000	4,154,917
Marriott International, Inc.
2.850%, 04/15/2031	9,027,000	8,238,879
3.500%, 10/15/2032	5,228,000	4,976,370
4.625%, 06/15/2030	5,210,000	5,395,949
4.650%, 12/01/2028	13,237,000	13,604,158
Nissan Motor Acceptance Company LLC 1.125%, 09/16/2024 (B)	4,380,000	4,096,250
		239,281,027
Consumer staples – 0.4%
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048	10,094,000	10,894,190
Constellation Brands, Inc. 3.150%, 08/01/2029	3,340,000	3,225,167
Kraft Heinz Foods Company
5.000%, 06/04/2042	3,892,000	4,157,045
5.500%, 06/01/2050	6,031,000	6,848,381
6.500%, 02/09/2040	4,352,000	5,189,760
		30,314,543
Energy – 3.3%
Aker BP ASA
3.000%, 01/15/2025 (B)	6,211,000	6,118,196
3.750%, 01/15/2030 (B)	4,847,000	4,742,860
4.000%, 01/15/2031 (B)	10,984,000	10,942,603
Continental Resources, Inc. 4.900%, 06/01/2044	4,181,000	4,137,295
Coterra Energy, Inc. 4.375%, 06/01/2024 (B)	4,733,000	4,828,115
Diamondback Energy, Inc. 3.125%, 03/24/2031	5,548,000	5,298,626
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) 07/15/2080	8,820,000	9,128,700
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	8,767,000	9,075,435
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer LP
4.200%, 04/15/2027	$4,899,000	$4,988,173
5.150%, 03/15/2045	5,400,000	5,449,562
5.250%, 04/15/2029	17,785,000	18,978,490
5.400%, 10/01/2047	8,136,000	8,517,837
5.500%, 06/01/2027	7,447,000	8,002,838
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	12,660,000	11,901,836
EQT Corp. 7.500%, 02/01/2030	2,886,000	3,344,153
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	4,555,000	5,857,186
Lundin Energy Finance BV
2.000%, 07/15/2026 (B)	5,640,000	5,251,783
3.100%, 07/15/2031 (B)	8,003,000	7,411,432
Midwest Connector Capital Company LLC 3.900%, 04/01/2024 (B)	9,512,000	9,541,809
MPLX LP
4.000%, 03/15/2028	6,705,000	6,820,549
4.125%, 03/01/2027	2,551,000	2,608,575
4.250%, 12/01/2027	4,887,000	5,047,125
Ovintiv, Inc. 7.200%, 11/01/2031	1,177,000	1,424,460
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	4,128,000	4,238,985
4.500%, 05/15/2030	13,283,000	13,890,930
5.000%, 03/15/2027	7,297,000	7,717,046
Targa Resources Corp. 4.950%, 04/15/2052 (A)	9,104,000	9,275,268
Targa Resources Partners LP 4.000%, 01/15/2032	7,449,000	7,165,826
The Williams Companies, Inc.
3.750%, 06/15/2027	9,700,000	9,805,980
4.550%, 06/24/2024	17,539,000	18,016,779
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	6,220,000	6,462,452
		235,990,904
Financials – 12.7%
Ares Capital Corp.
2.150%, 07/15/2026	11,802,000	10,665,889
2.875%, 06/15/2028	6,780,000	6,002,343
3.875%, 01/15/2026	8,615,000	8,451,110
4.200%, 06/10/2024	6,463,000	6,509,717
Ascot Group, Ltd. 4.250%, 12/15/2030 (B)	4,815,000	4,710,242
Athene Holding, Ltd. 3.500%, 01/15/2031	14,028,000	13,426,909
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) 06/15/2026 (B)(C)	3,040,000	3,266,480
AXA SA 8.600%, 12/15/2030	2,474,000	3,264,740
Banco Santander SA 4.379%, 04/12/2028	7,600,000	7,664,886
Bank of America Corp.
3.248%, 10/21/2027	9,341,000	9,297,261
3.950%, 04/21/2025	11,322,000	11,537,033
Bank of America Corp. (1.734% to 7-22-26, then SOFR + 0.960%) 07/22/2027	2,497,000	2,318,926

190

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%) 06/14/2029	$12,755,000	$11,650,971
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	12,322,000	11,367,864
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	19,364,000	17,807,849
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%) 03/08/2037	9,199,000	8,809,160
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	17,187,000	17,731,882
Barclays PLC 4.375%, 01/12/2026	7,380,000	7,534,631
Blackstone Private Credit Fund
2.350%, 11/22/2024 (B)	7,493,000	7,144,814
2.700%, 01/15/2025 (B)	5,893,000	5,627,673
3.250%, 03/15/2027 (B)	1,690,000	1,548,830
4.000%, 01/15/2029 (B)	8,340,000	7,721,316
BPCE SA 4.500%, 03/15/2025 (B)	7,805,000	7,894,103
Cantor Fitzgerald LP 4.875%, 05/01/2024 (B)	9,631,000	9,927,637
Citigroup, Inc.
3.200%, 10/21/2026	14,418,000	14,304,315
4.600%, 03/09/2026	17,394,000	18,036,369
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%) 05/01/2032	5,665,000	5,108,525
Citizens Financial Group, Inc. 3.250%, 04/30/2030 (D)	12,256,000	11,978,292
CNA Financial Corp. 2.050%, 08/15/2030	4,015,000	3,563,302
CNO Financial Group, Inc. 5.250%, 05/30/2029	10,165,000	10,693,530
Credit Agricole SA
2.811%, 01/11/2041 (B)	5,816,000	4,804,166
3.250%, 01/14/2030 (B)	12,902,000	12,237,147
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%) 11/16/2027	7,009,000	6,423,163
Deutsche Bank AG (2.552% to 1-7-27, then SOFR + 1.318%) 01/07/2028	11,487,000	10,597,255
Discover Financial Services 4.100%, 02/09/2027	4,203,000	4,285,552
GE Capital International Funding Company 4.418%, 11/15/2035	9,626,000	10,336,288
Hercules Capital, Inc. 2.625%, 09/16/2026	6,215,000	5,707,879
Jefferies Group LLC
4.150%, 01/23/2030	9,200,000	9,346,370
4.850%, 01/15/2027	10,843,000	11,368,258
JPMorgan Chase & Co. 2.950%, 10/01/2026	7,611,000	7,552,065
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) 04/22/2031	12,793,000	11,859,353
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	12,141,000	11,360,293
JPMorgan Chase & Co. (2.963% to 1-25-32, then SOFR + 1.260%) 01/25/2033	2,313,000	2,180,588
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	$11,699,000	$11,941,328
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (C)	9,375,000	9,035,156
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (C)	12,306,000	12,842,049
Lazard Group LLC 4.375%, 03/11/2029	7,100,000	7,261,839
Lloyds Banking Group PLC 4.450%, 05/08/2025	19,070,000	19,542,917
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (C)(D)	3,746,000	3,746,000
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (B)	6,523,000	6,147,859
4.875%, 06/10/2025 (B)	7,810,000	8,014,532
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2036	7,277,000	7,835,874
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 04/08/2038 (B)	2,567,000	3,333,503
Morgan Stanley 3.875%, 01/27/2026	8,532,000	8,694,303
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	22,984,000	22,201,819
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%) 07/21/2032	4,486,000	3,975,177
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%) 09/16/2036	14,062,000	12,055,971
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%) 11/01/2029	4,512,000	4,476,256
NatWest Markets PLC 1.600%, 09/29/2026 (B)	12,231,000	11,200,900
New York Life Insurance Company 3.750%, 05/15/2050 (B)	5,384,000	5,219,013
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) 01/21/2051 (B)	13,599,000	12,205,103
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) 10/16/2044 (B)	5,325,000	5,478,094
Nordea Bank ABP (3.750% to 3-1-29, then 5 Year CMT + 2.602%) 03/01/2029 (B)(C)	11,616,000	9,970,361
Oaktree Specialty Lending Corp. 2.700%, 01/15/2027	14,277,000	13,081,206
Ohio National Financial Services, Inc. 5.800%, 01/24/2030 (B)	3,660,000	3,775,353
PNC Bank NA 4.050%, 07/26/2028	2,690,000	2,762,409
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%) 10/01/2050	23,906,000	21,907,459
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%) 03/01/2052	5,540,000	5,600,386
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	14,691,000	14,801,183

191

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
S&P Global, Inc. 4.750%, 08/01/2028 (B)	$4,190,000	$4,501,511
Santander Holdings USA, Inc.
3.244%, 10/05/2026	16,909,000	16,482,672
3.450%, 06/02/2025	15,455,000	15,343,282
3.500%, 06/07/2024	11,289,000	11,319,515
4.400%, 07/13/2027	3,574,000	3,635,051
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%) 01/06/2028	7,238,000	6,753,059
SBL Holdings, Inc. 5.000%, 02/18/2031 (B)	7,908,000	7,623,667
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (B)	9,222,000	9,742,964
The Bank of New York Mellon Corp. 0.850%, 10/25/2024 (D)	27,732,000	26,542,191
The Goldman Sachs Group, Inc. 3.850%, 01/26/2027	19,136,000	19,307,805
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) 04/22/2032	23,362,000	21,232,808
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%) 10/21/2032	9,012,000	8,147,418
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) 3.995%, 08/01/2022 (C)(E)	11,183,000	11,126,878
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) 09/15/2026 (C)	12,274,000	11,052,737
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (C)	4,314,000	4,301,120
Unum Group 4.125%, 06/15/2051	3,701,000	3,231,203
Wells Fargo & Company 3.550%, 09/29/2025	18,013,000	18,246,142
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	19,183,000	18,139,447
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%) 10/30/2030	14,423,000	13,708,176
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) 04/30/2041	9,762,000	8,775,795
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%) 03/02/2033	6,720,000	6,530,783
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (C)	22,240,000	23,236,352
Zions Bancorp NA 3.250%, 10/29/2029	18,340,000	17,526,344
		907,237,946
Health care – 2.1%
AbbVie, Inc. 3.200%, 11/21/2029	33,371,000	32,974,169
AmerisourceBergen Corp. 2.800%, 05/15/2030	9,144,000	8,642,554
Anthem, Inc. 2.250%, 05/15/2030	3,522,000	3,231,632
CVS Health Corp.
2.700%, 08/21/2040	6,008,000	5,122,421
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
CVS Health Corp. (continued)
3.750%, 04/01/2030	$7,993,000	$8,132,795
4.300%, 03/25/2028	4,269,000	4,465,711
5.050%, 03/25/2048	11,164,000	12,643,129
Fresenius Medical Care US Finance III, Inc.
2.375%, 02/16/2031 (B)	13,464,000	11,718,495
3.750%, 06/15/2029 (B)	12,965,000	12,786,685
HCA, Inc. 4.125%, 06/15/2029	13,127,000	13,380,387
Royalty Pharma PLC 1.750%, 09/02/2027	4,117,000	3,736,470
Universal Health Services, Inc.
1.650%, 09/01/2026 (B)	7,142,000	6,551,402
2.650%, 10/15/2030 (B)	7,813,000	7,092,740
Viatris, Inc.
2.300%, 06/22/2027	4,139,000	3,767,083
2.700%, 06/22/2030	9,367,000	8,238,888
4.000%, 06/22/2050	10,136,000	8,515,014
		150,999,575
Industrials – 4.7%
Adani Ports & Special Economic Zone, Ltd. 3.100%, 02/02/2031 (B)	6,679,000	5,750,103
AerCap Ireland Capital DAC
1.650%, 10/29/2024	12,528,000	11,831,557
1.750%, 01/30/2026	9,702,000	8,901,096
2.450%, 10/29/2026	12,708,000	11,754,294
2.875%, 08/14/2024	9,926,000	9,653,343
3.650%, 07/21/2027	3,468,000	3,360,212
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (B)	2,690,237	2,621,655
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (B)	3,720,926	3,502,037
Air Lease Corp.
2.100%, 09/01/2028	4,481,000	3,918,190
2.875%, 01/15/2026	4,391,000	4,238,077
3.625%, 12/01/2027	4,932,000	4,797,996
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (B)	5,686,295	6,027,660
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	7,691,872	7,146,183
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	6,735,392	6,457,161
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	5,116,913	4,559,995
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	5,881,988	5,638,839
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	4,632,414	4,289,550
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	4,698,588	4,193,490
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	7,038,967	6,608,306

192

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	$4,290,000	$3,872,589
Ashtead Capital, Inc.
1.500%, 08/12/2026 (B)	4,620,000	4,192,800
4.250%, 11/01/2029 (B)	4,031,000	4,011,195
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (B)	2,538,863	2,563,880
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (B)	1,522,424	1,451,881
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (B)	2,512,862	2,510,307
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (B)	3,450,233	3,809,083
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 04/19/2022	618,847	618,806
CoStar Group, Inc. 2.800%, 07/15/2030 (B)	10,366,000	9,474,217
DAE Funding LLC 3.375%, 03/20/2028 (B)	11,546,000	10,795,510
Delta Air Lines, Inc.
2.900%, 10/28/2024	15,545,000	15,195,238
3.800%, 04/19/2023	6,835,000	6,877,719
4.375%, 04/19/2028 (D)	9,405,000	9,020,100
4.500%, 10/20/2025 (B)	2,059,000	2,070,962
4.750%, 10/20/2028 (B)	6,536,678	6,586,727
Huntington Ingalls Industries, Inc. 4.200%, 05/01/2030	9,417,000	9,794,124
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	7,204,698	6,744,269
Owens Corning 3.950%, 08/15/2029	8,341,000	8,489,102
SMBC Aviation Capital Finance DAC 2.300%, 06/15/2028 (B)	3,894,000	3,450,889
The Boeing Company
3.200%, 03/01/2029	8,456,000	8,057,966
5.040%, 05/01/2027	13,070,000	13,762,877
5.150%, 05/01/2030	9,011,000	9,609,851
5.805%, 05/01/2050	6,872,000	7,935,353
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	9,655,599	9,473,264
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	8,610,018	7,567,198
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	8,332,639	7,791,278
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	2,529,203	2,372,807
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	6,449,186	6,452,090
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	16,464,458	16,930,884
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	$3,899,232	$3,789,990
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	1,547,827	1,532,064
US Airways 2012-1 Class A Pass Through Trust 5.900%, 10/01/2024	6,922,703	7,186,622
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	3,580,458	3,446,562
		332,687,948
Information technology – 4.4%
Autodesk, Inc. 2.850%, 01/15/2030	4,681,000	4,403,632
Broadcom, Inc.
3.419%, 04/15/2033 (B)	11,115,000	10,373,870
4.750%, 04/15/2029	28,757,000	30,215,882
5.000%, 04/15/2030	14,161,000	15,053,052
CDW LLC 3.569%, 12/01/2031	10,020,000	9,283,029
CGI, Inc. 1.450%, 09/14/2026 (B)	8,030,000	7,376,735
Dell International LLC
3.450%, 12/15/2051 (B)	9,538,000	7,748,573
4.900%, 10/01/2026	12,456,000	13,065,032
5.300%, 10/01/2029	6,177,000	6,728,296
5.850%, 07/15/2025	4,251,000	4,537,234
8.350%, 07/15/2046	2,108,000	3,080,610
Hewlett Packard Enterprise Company 4.900%, 10/15/2025	10,479,000	10,972,852
KLA Corp. 4.100%, 03/15/2029	7,616,000	7,993,144
Marvell Technology, Inc. 2.450%, 04/15/2028	11,200,000	10,298,152
Micron Technology, Inc.
4.185%, 02/15/2027	14,953,000	15,344,395
4.975%, 02/06/2026	5,650,000	5,917,641
5.327%, 02/06/2029	19,168,000	20,720,370
Motorola Solutions, Inc.
2.300%, 11/15/2030	11,690,000	10,248,153
2.750%, 05/24/2031	9,922,000	8,977,242
4.600%, 05/23/2029	3,233,000	3,361,941
NXP BV
3.250%, 05/11/2041 (B)	3,717,000	3,277,733
3.875%, 06/18/2026 (B)	12,831,000	12,872,229
Oracle Corp. 2.950%, 04/01/2030	18,106,000	16,703,918
PayPal Holdings, Inc. 2.850%, 10/01/2029	13,135,000	12,857,672
Qorvo, Inc.
1.750%, 12/15/2024 (B)	6,016,000	5,738,482
3.375%, 04/01/2031 (B)	5,277,000	4,798,640
Renesas Electronics Corp. 1.543%, 11/26/2024 (B)	6,826,000	6,501,708
VeriSign, Inc. 2.700%, 06/15/2031	5,582,000	5,051,710
VMware, Inc. 4.700%, 05/15/2030	12,282,000	12,989,382
Western Digital Corp.
3.100%, 02/01/2032	10,461,000	9,366,466
4.750%, 02/15/2026	8,529,000	8,662,564
Workday, Inc.
3.500%, 04/01/2027	4,867,000	4,865,734

193

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Workday, Inc. (continued)
3.800%, 04/01/2032	$5,514,000	$5,503,507
		314,889,580
Materials – 0.7%
Anglo American Capital PLC
3.875%, 03/16/2029 (B)	1,808,000	1,808,834
4.750%, 04/10/2027 (B)	5,485,000	5,689,045
Braskem Netherlands Finance BV 5.875%, 01/31/2050 (B)(D)	7,579,000	7,518,368
Freeport-McMoRan, Inc.
4.250%, 03/01/2030	7,941,000	7,993,966
5.450%, 03/15/2043	9,268,000	10,378,677
Newmont Corp. 2.800%, 10/01/2029	3,464,000	3,313,476
Orbia Advance Corp. SAB de CV 5.500%, 01/15/2048 (B)	3,490,000	3,433,671
Vulcan Materials Company 3.500%, 06/01/2030	6,839,000	6,782,994
		46,919,031
Real estate – 2.4%
American Homes 4 Rent LP 4.250%, 02/15/2028	4,327,000	4,391,703
American Tower Corp. 3.800%, 08/15/2029	6,600,000	6,567,881
Crown Castle International Corp.
3.300%, 07/01/2030	3,145,000	3,007,652
3.650%, 09/01/2027	11,831,000	11,745,128
3.800%, 02/15/2028	4,658,000	4,653,279
CyrusOne LP
2.150%, 11/01/2030	3,797,000	3,791,153
3.450%, 11/15/2029	8,590,000	8,847,700
Equinix, Inc.
1.550%, 03/15/2028	9,456,000	8,348,468
1.800%, 07/15/2027	5,384,000	4,895,089
2.500%, 05/15/2031	14,515,000	13,017,397
3.200%, 11/18/2029	4,428,000	4,237,579
GLP Capital LP
3.250%, 01/15/2032	3,361,000	3,049,435
5.375%, 04/15/2026	7,596,000	7,937,316
Host Hotels & Resorts LP
3.375%, 12/15/2029	10,874,000	10,360,195
3.500%, 09/15/2030	7,110,000	6,779,102
3.875%, 04/01/2024	17,397,000	17,536,655
4.000%, 06/15/2025	13,557,000	13,679,744
4.500%, 02/01/2026	4,859,000	4,970,238
SBA Tower Trust
2.328%, 01/15/2028 (B)	21,448,000	20,320,592
2.836%, 01/15/2025 (B)	7,899,000	7,770,340
Ventas Realty LP 3.500%, 02/01/2025	4,775,000	4,787,884
		170,694,530
Utilities – 1.2%
ABY Transmision Sur SA 6.875%, 04/30/2043 (B)	2,550,719	3,060,863
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (B)	5,952,000	5,669,280
Dominion Energy, Inc. 3.375%, 04/01/2030	6,792,000	6,700,430
Emera US Finance LP 3.550%, 06/15/2026	6,192,000	6,185,622
Engie Energia Chile SA 3.400%, 01/28/2030 (B)	8,250,000	7,590,083
NiSource, Inc. 3.600%, 05/01/2030	4,887,000	4,846,437
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NRG Energy, Inc.
2.450%, 12/02/2027 (B)	$7,276,000	$6,710,681
4.450%, 06/15/2029 (B)	5,451,000	5,453,232
Vistra Operations Company LLC
3.550%, 07/15/2024 (B)	12,479,000	12,360,715
3.700%, 01/30/2027 (B)	13,509,000	12,965,549
4.300%, 07/15/2029 (B)	11,424,000	11,026,880
		82,569,772
TOTAL CORPORATE BONDS (Cost $2,891,669,969)		$2,764,583,923
MUNICIPAL BONDS – 1.2%
Alabama Federal Aid Highway Finance Authority 1.547%, 09/01/2027	14,186,000	13,146,292
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	8,396,000	8,360,812
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	4,975,000	4,420,571
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	14,500,000	12,564,108
Mississippi Hospital Equipment & Facilities Authority 3.720%, 09/01/2026	7,677,000	7,743,070
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	9,117,000	9,131,323
4.131%, 06/15/2042	790,000	781,442
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	6,950,000	6,354,823
Port Authority of New York & New Jersey 1.086%, 07/01/2023	44,000	43,476
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/2050	14,500,000	12,688,933
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	12,324,000	11,487,258
TOTAL MUNICIPAL BONDS (Cost $94,023,949)		$86,722,108
COLLATERALIZED MORTGAGE OBLIGATIONS – 9.8%
Commercial and residential – 8.4%
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (B)(F)	4,580,071	4,502,927
Series 2021-2, Class A1, 0.985%, 04/25/2066 (B)(F)	3,229,761	3,080,866
Series 2021-4, Class A1, 1.035%, 01/20/2065 (B)(F)	6,707,769	6,345,890
Series 2021-5, Class A1, 0.951%, 07/25/2066 (B)(F)	8,454,707	7,980,283
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (B)(F)	5,695,302	5,393,735
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.218%, 04/14/2033 (B)	5,706,000	5,617,950
Series 2015-200P, Class C, 3.596%, 04/14/2033 (B)(F)	6,760,000	6,606,052

194

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	$4,700,000	$4,623,316
Benchmark Mortgage Trust
Series 2018-B1, Class A2, 3.571%, 01/15/2051	8,808,266	8,833,026
Series 2019-B12, Class A2, 3.001%, 08/15/2052	8,685,000	8,586,764
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (B)(F)	4,197,262	4,073,050
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%), 1.718%, 03/15/2037 (B)(E)	6,581,518	6,482,185
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%), 1.327%, 10/15/2037 (B)(E)	7,957,812	7,870,230
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%), 1.247%, 11/15/2038 (B)(E)	5,198,000	5,128,280
Series 2021-CIP, Class A (1 month LIBOR + 0.921%), 1.318%, 12/15/2038 (B)(E)	14,331,000	14,097,806
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%), 1.497%, 09/15/2036 (B)(E)	7,399,000	7,099,490
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%), 1.291%, 01/17/2039 (B)(E)	12,523,000	12,358,956
BX Trust Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) 1.897%, 01/15/2034 (B)(E)	2,033,000	1,937,204
BXHPP Trust Series 2021-FILM, Class C (1 month LIBOR + 1.100%) 1.497%, 08/15/2036 (B)(E)	17,743,000	17,032,162
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) 2.147%, 12/15/2037 (B)(E)	1,944,000	1,912,339
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	11,096,000	11,108,848
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (B)	6,695,000	6,666,609
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (B)	3,645,000	3,687,752
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	13,170,000	12,920,972
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (B)(F)	6,864,381	6,349,137
Series 2021-3, Class A1, 0.956%, 09/27/2066 (B)(F)	9,160,782	8,485,167
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (B)(F)	7,819,149	7,272,984
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (B)(F)	11,095,386	10,448,083
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D 2.683%, 11/10/2046 (B)(F)	$4,291,000	$3,677,590
Commercial Mortgage Trust (Deutsche Bank AG) Series 2020-CBM, Class A2 2.896%, 02/10/2037 (B)	5,531,000	5,362,683
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%), 1.627%, 05/15/2036 (B)(E)	3,709,000	3,671,646
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%), 1.997%, 05/15/2036 (B)(E)	5,837,000	5,771,170
Series 2020-NET, Class A, 2.257%, 08/15/2037 (B)	2,188,673	2,081,705
Series 2021-AFC1, Class A1, 0.830%, 03/25/2056 (B)(F)	12,254,696	11,778,226
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (B)(F)	5,681,436	5,479,551
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (B)(F)	4,873,500	4,636,584
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (B)(F)	4,690,297	4,426,954
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (B)(F)	7,725,363	7,258,276
Series 2021-RPL2, Class A1A, 1.115%, 01/25/2060 (B)(F)	12,880,711	11,834,873
DBJPM Mortgage Trust Series 2020-C9, Class A2 1.900%, 08/15/2053	8,675,000	8,301,589
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (B)(F)	7,611,686	7,159,358
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (B)(F)	2,549,931	2,449,304
Series 2021-2, Class A1, 0.931%, 06/25/2066 (B)(F)	5,443,345	5,090,584
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (B)(F)	10,230,397	9,478,984
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (B)(F)	4,696,862	4,507,922
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (B)(F)	4,068,398	3,847,624
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (B)(F)	6,915,734	6,545,164
GS Mortgage Securities Trust
Series 2013-GC12, Class A3, 2.860%, 06/10/2046	11,611,000	11,605,219
Series 2019-GC40, Class A2, 2.971%, 07/10/2052	6,505,000	6,447,988
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (B)	5,820,000	5,612,760
Series 2021-STAR, Class A (1 month LIBOR + 0.950%), 1.347%, 12/15/2036 (B)(E)	13,304,000	13,169,724

195

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.382%, 09/27/2060 (B)(F)	$1,652,924	$1,610,725
Series 2021-NQM1, Class A1, 1.017%, 07/25/2061 (B)(F)	3,203,288	3,072,731
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (B)(F)	4,084,817	3,842,780
Irvine Core Office Trust Series 2013-IRV, Class A2 3.174%, 05/15/2048 (B)(F)	6,620,000	6,631,452
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class A2 3.150%, 06/13/2052	17,510,000	17,345,623
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A 3.024%, 01/05/2039 (B)	6,678,000	6,439,658
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) 1.447%, 05/15/2036 (B)(E)	7,485,000	7,409,559
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%), 1.097%, 03/15/2038 (B)(E)	7,339,838	7,174,475
Series 2021-BMR, Class D (1 month LIBOR + 1.400%), 1.797%, 03/15/2038 (B)(E)	5,881,110	5,682,357
MFA Trust
Series 2021-INV1, Class A1, 0.852%, 01/25/2056 (B)(F)	8,006,239	7,745,880
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (B)(F)	3,844,125	3,777,181
MHP Trust Series 2022-MHIL, Class A (1 month CME Term SOFR + 0.815%) 1.116%, 01/15/2027 (B)(E)	7,859,000	7,701,366
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) 1.797%, 11/15/2034 (B)(E)	5,105,000	5,061,742
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (B)(F)	3,298,785	3,277,414
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (B)(F)	11,424,571	10,727,151
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (B)	4,066,213	3,926,436
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (B)(F)	2,793,274	2,709,232
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (B)(F)	7,551,518	7,110,475
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (B)(F)	8,514,147	7,986,609
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (B)(F)	9,266,751	8,706,548
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
SLG Office Trust Series 2021-OVA, Class C 2.851%, 07/15/2041 (B)	$13,468,000	$11,984,233
SMRT Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) 1.302%, 01/15/2024 (B)(E)	16,836,000	16,614,807
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, 0.943%, 05/25/2065 (B)(F)	5,287,931	5,167,190
Series 2022-1, Class A1, 2.447%, 12/25/2066 (B)(F)	8,284,910	7,889,530
Towd Point Mortgage Trust
Series 2015-1, Class A5, 3.160%, 10/25/2053 (B)(F)	2,759,000	2,751,336
Series 2017-2, Class A1, 2.750%, 04/25/2057 (B)(F)	693,337	693,727
Series 2018-4, Class A1, 3.000%, 06/25/2058 (B)(F)	5,875,729	5,762,152
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (B)(F)	460,723	463,567
Series 2019-4, Class A1, 2.900%, 10/25/2059 (B)(F)	4,833,036	4,745,507
Series 2020-4, Class A1, 1.750%, 10/25/2060 (B)	6,321,445	5,967,538
Verus Securitization Trust
Series 2020-5, Class A1, 1.218%, 05/25/2065 (B)	2,216,492	2,160,475
Series 2021-1, Class A1, 0.815%, 01/25/2066 (B)(F)	5,304,271	5,137,199
Series 2021-3, Class A1, 1.046%, 06/25/2066 (B)(F)	7,111,003	6,747,546
Series 2021-4, Class A1, 0.938%, 07/25/2066 (B)(F)	3,660,807	3,434,992
Series 2021-5, Class A1, 1.013%, 09/25/2066 (B)(F)	7,496,899	6,900,924
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (B)(F)	3,967,880	3,871,421
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (B)(F)	3,958,111	3,875,949
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (B)	7,178,754	7,000,721
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class A2 3.039%, 06/15/2052	13,287,134	13,217,509
		599,023,258
U.S. Government Agency – 1.4%
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%), 1.099%, 01/25/2042 (B)(E)	8,639,000	8,486,623
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%), 1.399%, 02/25/2042 (B)(E)	6,646,619	6,606,527
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%), 2.499%, 02/25/2042 (B)(E)	7,663,000	7,456,185
Series K021, Class X1 IO, 1.384%, 06/25/2022	22,160,597	222
Series K022, Class X1 IO, 1.165%, 07/25/2022	113,451,923	180,650

196

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K026, Class X1 IO, 0.929%, 11/25/2022	$147,830,174	$600,294
Series K038, Class X1 IO, 1.094%, 03/25/2024	50,769,063	931,435
Series K048, Class X1 IO, 0.227%, 06/25/2025	155,526,805	1,053,430
Federal National Mortgage Association Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) 2.199%, 03/25/2042 (B)(E)	8,245,000	8,257,778
Government National Mortgage Association
Series 2012-114, Class IO, 0.656%, 01/16/2053	18,160,366	357,060
Series 2016-174, Class IO, 0.851%, 11/16/2056	13,722,845	651,439
Series 2017-109, Class IO, 0.289%, 04/16/2057	14,734,927	391,844
Series 2017-124, Class IO, 0.621%, 01/16/2059	15,568,119	573,245
Series 2017-135, Class IO, 0.726%, 10/16/2058	42,293,204	1,895,704
Series 2017-140, Class IO, 0.489%, 02/16/2059	19,988,707	771,018
Series 2017-159, Class IO, 0.448%, 06/16/2059	29,904,202	1,222,771
Series 2017-20, Class IO, 0.648%, 12/16/2058	36,644,070	1,258,618
Series 2017-22, Class IO, 0.717%, 12/16/2057	16,076,366	703,137
Series 2017-41, Class IO, 0.631%, 07/16/2058	16,595,947	588,688
Series 2017-46, Class IO, 0.634%, 11/16/2057	17,500,399	720,876
Series 2017-61, Class IO, 0.770%, 05/16/2059	25,803,657	1,175,377
Series 2018-158, Class IO, 0.750%, 05/16/2061	21,787,246	1,282,162
Series 2018-69, Class IO, 0.602%, 04/16/2060	24,102,089	1,311,971
Series 2019-131, Class IO, 0.803%, 07/16/2061	27,555,499	1,732,304
Series 2020-100, Class IO, 0.801%, 05/16/2062	29,755,578	2,068,471
Series 2020-108, Class IO, 0.850%, 06/16/2062	73,633,471	5,010,581
Series 2020-114, Class IO, 0.816%, 09/16/2062	71,961,051	5,082,220
Series 2020-118, Class IO, 0.888%, 06/16/2062	53,432,672	3,861,013
Series 2020-119, Class IO, 0.633%, 08/16/2062	30,898,922	1,861,261
Series 2020-120, Class IO, 0.792%, 05/16/2062	16,566,851	1,149,069
Series 2020-137, Class IO, 0.805%, 09/16/2062	91,417,963	6,083,134
Series 2020-150, Class IO, 0.958%, 12/16/2062	47,832,340	3,729,990
Series 2020-170, Class IO, 0.826%, 11/16/2062	63,007,740	4,526,457
Series 2020-92, Class IO, 0.876%, 02/16/2062	67,428,169	4,897,571
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2021-10, Class IO, 0.993%, 05/16/2063	$43,750,075	$3,620,432
Series 2021-11, Class IO, 1.020%, 12/16/2062	69,259,254	5,623,457
Series 2021-3, Class IO, 0.865%, 09/16/2062	78,715,628	5,753,341
Series 2021-40, Class IO, 0.827%, 02/16/2063	21,288,309	1,551,581
Series 2022-21, Class IO, 0.784%, 10/16/2063	19,460,494	1,459,695
		104,487,631
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $786,687,082)		$703,510,889
ASSET BACKED SECURITIES – 17.9%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/20/2030 (B)	9,473,000	8,976,236
AGL CLO 5, Ltd. Series 2020-5A, Class A1R (3 month LIBOR + 1.160%) 1.414%, 07/20/2034 (B)(E)	9,799,322	9,733,637
Aimco CLO 12, Ltd. Series 2020-12A, Class AR (3 month CME Term SOFR + 1.170%) 1.403%, 01/17/2032 (B)(E)	12,634,000	12,604,386
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937%, 08/15/2046 (B)	14,682,000	13,522,284
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C 1.590%, 10/20/2025	7,850,000	7,754,848
AMSR Trust
Series 2020-SFR1, Class A 1.819%, 04/17/2037 (B)	9,026,339	8,560,285
Series 2020-SFR2, Class A 1.632%, 07/17/2037 (B)	17,232,000	16,341,326
Series 2020-SFR4, Class A 1.355%, 11/17/2037 (B)	12,046,000	11,203,882
Series 2021-SFR1, Class B 2.153%, 06/17/2038 (B)(F)	7,203,000	6,527,906
Series 2021-SFR4, Class A 2.117%, 12/17/2038 (B)	4,397,000	4,144,346
Apex Credit CLO, Ltd. Series 2020-1A, Class A1R (3 month CME Term SOFR + 1.230%) 1.473%, 10/20/2031 (B)(E)	14,099,000	14,065,994
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/05/2049 (B)	10,925,640	10,842,485
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (B)	4,310,916	4,107,676
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (B)	10,491,235	10,007,190
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (B)	10,031,000	9,752,979

197

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC (continued)
Series 2020-1A, Class A 2.330%, 08/20/2026 (B)	$6,338,000	$6,149,176
Bain Capital Credit CLO, Ltd. Series 2017-1A, Class BR (3 month LIBOR + 1.500%) 1.754%, 07/20/2030 (B)(E)	8,160,000	8,068,943
Balboa Bay Loan Funding, Ltd. Series 2021-1A, Class A (3 month LIBOR + 1.200%) 1.454%, 07/20/2034 (B)(E)	3,723,000	3,697,795
Barings CLO, Ltd. Series 2013-IA, Class AR (3 month LIBOR + 0.800%) 1.054%, 01/20/2028 (B)(E)	9,568,910	9,554,988
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (B)	11,843,297	11,110,632
Benefit Street Partners CLO XX, Ltd. Series 2020-20A, Class AR (3 month LIBOR + 1.170%) 1.411%, 07/15/2034 (B)(E)	14,542,000	14,421,272
Bojangles Issuer LLC Series 2020-1A, Class A2 3.832%, 10/20/2050 (B)	5,760,000	5,631,748
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (B)	3,296,574	3,252,445
Carlyle U.S. CLO, Ltd. Series 2019-2A, Class A1R (3 month LIBOR + 1.120%) 1.361%, 07/15/2032 (B)(E)	4,321,000	4,282,154
CARS-DB4 LP Series 2020-1A, Class A1 2.690%, 02/15/2050 (B)	8,709,687	8,514,343
Carvana Auto Receivables Trust Series 2020-P1, Class A4 0.610%, 10/08/2026	6,886,000	6,579,021
CF Hippolyta LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (B)	10,605,121	10,021,306
Series 2021-1A, Class A1 1.530%, 03/15/2061 (B)	9,955,624	9,249,759
Chase Auto Credit Linked Notes Series 2021-3, Class B 0.760%, 02/26/2029 (B)	5,166,611	5,018,897
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (B)	13,001,695	12,182,639
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (B)	10,487,628	9,520,828
Series 2022-1A, Class A1 2.720%, 01/18/2047 (B)	6,684,509	6,302,536
CoreVest American Finance Trust
Series 2019-3, Class A 2.705%, 10/15/2052 (B)	1,703,752	1,663,565
Series 2020-3, Class A 1.358%, 08/15/2053 (B)	5,252,038	4,859,859
Series 2021-1, Class A 1.569%, 04/15/2053 (B)	8,072,894	7,441,840
Series 2021-2, Class A 1.408%, 07/15/2054 (B)	8,046,470	7,386,680
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
DataBank Issuer
Series 2021-1A, Class A2 2.060%, 02/27/2051 (B)	$15,959,000	$14,818,554
Series 2021-2A, Class A2 2.400%, 10/25/2051 (B)	6,935,000	6,527,259
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (B)	4,135,680	4,147,322
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (B)	16,258,253	14,832,989
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.760%, 04/15/2049 (B)	10,459,000	9,469,996
DLLAA LLC Series 2021-1A, Class A3 0.670%, 04/17/2026 (B)	883,000	851,098
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (B)	11,790,720	11,692,456
Series 2019-1A, Class A2 3.668%, 10/25/2049 (B)	3,528,000	3,382,212
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (B)	7,622,400	7,066,857
Driven Brands Funding LLC
Series 2018-1A, Class A2 4.739%, 04/20/2048 (B)	3,638,250	3,662,022
Series 2020-2A, Class A2 3.237%, 01/20/2051 (B)	7,519,050	7,044,996
Series 2021-1A, Class A2 2.791%, 10/20/2051 (B)	9,264,780	8,309,729
Eaton Vance CLO, Ltd.
Series 2020-2A, Class AR (3 month LIBOR + 1.150%) 1.391%, 01/15/2035 (B)(E)	7,024,000	6,980,936
Series 2020-2A, Class BR (3 month LIBOR + 1.700%) 1.941%, 01/15/2035 (B)(E)	6,040,000	5,976,562
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A 2.610%, 01/25/2034 (B)	4,323,650	4,200,911
Elmwood CLO IV, Ltd. Series 2020-1A, Class A (3 month LIBOR + 1.240%) 1.481%, 04/15/2033 (B)(E)	7,297,000	7,266,572
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.740%, 01/15/2026	4,763,000	4,671,191
FirstKey Homes Trust
Series 2020-SFR1, Class A 1.339%, 08/17/2037 (B)	12,496,117	11,681,541
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (B)	14,563,220	13,529,817
Series 2021-SFR1, Class A 1.538%, 08/17/2038 (B)	11,416,797	10,579,704
Series 2021-SFR1, Class C 1.888%, 08/17/2038 (B)	12,224,000	11,044,452
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (B)	6,710,293	6,631,842
Ford Credit Auto Owner Trust
Series 2018-1, Class A 3.190%, 07/15/2031 (B)	26,635,000	26,542,105
Series 2018-2, Class A 3.470%, 01/15/2030 (B)	10,877,000	10,994,125
Series 2020-1, Class A 2.040%, 08/15/2031 (B)	12,711,000	12,276,506

198

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust (continued)
Series 2021-1, Class A 1.370%, 10/17/2033 (B)	$9,786,000	$9,083,904
Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A 1.060%, 09/15/2027	15,316,000	14,283,875
GMF Floorplan Owner Revolving Trust Series 2020-1, Class A 0.680%, 08/15/2025 (B)	5,302,000	5,162,932
Goldentree Loan Management US CLO 6, Ltd. Series 2019-6A, Class AR (3 month CME Term SOFR + 1.320%) 1.561%, 04/20/2035 (B)(E)	13,778,000	13,745,635
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (B)	7,732,000	7,604,816
Series 2021-1A, Class A2 2.773%, 04/20/2029 (B)	7,002,000	6,670,135
HalseyPoint CLO II, Ltd. Series 2020-2A, Class B (3 month LIBOR + 1.640%) 1.894%, 07/20/2031 (B)(E)	7,083,000	7,021,959
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (B)	6,370,000	6,357,500
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.540%, 02/25/2032 (B)	2,042,904	2,044,198
Home Partners of America Trust
Series 2019-1, Class A 2.908%, 09/17/2039 (B)	12,486,120	12,002,939
Series 2021-1, Class A 1.698%, 09/17/2041 (B)	12,384,594	11,356,216
Series 2021-2, Class A 1.901%, 12/17/2026 (B)	8,531,830	7,999,732
Hotwire Funding LLC Series 2021-1, Class A2 2.311%, 11/20/2051 (B)	4,624,000	4,319,167
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (B)	5,775,660	5,819,543
Series 2022-1A, Class A2I 3.445%, 02/26/2052 (B)	8,613,000	8,106,762
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (B)	950,281	944,913
Madison Park Funding XXIII, Ltd.
Series 2017-23A, Class AR (3 month LIBOR + 0.970%) 1.238%, 07/27/2031 (B)(E)	13,510,000	13,415,498
Series 2017-23A, Class BR (3 month LIBOR + 1.550%) 1.818%, 07/27/2031 (B)(E)	10,046,000	10,009,302
Marathon CLO X, Ltd. Series 2017-10A, Class A1AR (3 month LIBOR + 1.000%) 1.506%, 11/15/2029 (B)(E)	10,421,274	10,375,962
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 2.815%, 04/22/2031 (B)	13,424,000	12,605,890
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (B)	3,491,321	3,488,940
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (B)	$2,193,480	$2,218,030
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A 2.640%, 05/15/2068 (B)	4,315,900	4,251,111
Series 2019-FA, Class A2 2.600%, 08/15/2068 (B)	4,297,239	4,257,443
Series 2020-BA, Class A2 2.120%, 01/15/2069 (B)	8,478,338	8,316,477
Series 2020-GA, Class A 1.170%, 09/16/2069 (B)	7,278,113	7,037,727
Series 2020-HA, Class A 1.310%, 01/15/2069 (B)	9,350,694	9,054,423
Series 2021-A, Class A 0.840%, 05/15/2069 (B)	9,038,704	8,629,697
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (B)	7,567,542	6,901,520
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (B)	13,495,023	12,633,568
Series 2022-1A, Class A2 3.695%, 01/30/2052 (B)	5,392,000	5,007,815
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class ARR (3 month LIBOR + 1.160%) 1.401%, 07/15/2034 (B)(E)	2,972,000	2,953,241
Series 2015-20A, Class BRR (3 month LIBOR + 1.650%) 1.891%, 07/15/2034 (B)(E)	2,978,000	2,967,970
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2019-34A, Class A1R (3 month CME Term SOFR + 1.240%) 1.481%, 01/20/2035 (B)(E)	7,187,000	7,170,039
Series 2019-34A, Class BR (3 month CME Term SOFR + 1.750%) 1.991%, 01/20/2035 (B)(E)	7,187,000	7,152,071
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (B)	12,983,000	12,106,707
Series 2021-1, Class B1 2.410%, 10/20/2061 (B)	3,933,000	3,710,525
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.844%, 12/25/2025 (B)	2,397,019	2,333,086
Series 2021-FHT1, Class A 3.104%, 07/25/2026 (B)	2,337,508	2,210,005
Oaktree CLO, Ltd. Series 2021-1A, Class A1 (3 month LIBOR + 1.160%) 1.401%, 07/15/2034 (B)(E)	11,169,000	11,081,256
Ocean Trails CLO X Series 2020-10A, Class AR (3 month LIBOR + 1.220%) 1.461%, 10/15/2034 (B)(E)	5,975,000	5,907,572
OCP CLO, Ltd. Series 2020-19A, Class AR (3 month LIBOR + 1.150%) 1.404%, 10/20/2034 (B)(E)	4,404,000	4,354,310
Oxford Finance Funding LLC Series 2020-1A, Class A2 3.101%, 02/15/2028 (B)	9,158,351	9,166,815

199

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ltd. Series 2021-3A, Class A2 (3 month LIBOR + 1.400%) 1.654%, 07/20/2029 (B)(E)	$6,333,000	$6,275,661
Progress Residential Trust
Series 2020-SFR1, Class A 1.732%, 04/17/2037 (B)	7,750,000	7,365,043
Series 2020-SFR2, Class A 2.078%, 06/17/2037 (B)	3,574,000	3,418,990
Series 2021-SFR1, Class A 1.052%, 04/17/2038 (B)	8,851,165	8,089,690
Series 2021-SFR2, Class A 1.546%, 04/19/2038 (B)	19,375,000	18,036,391
Series 2021-SFR4, Class A 1.558%, 05/17/2038 (B)	9,085,124	8,369,017
Series 2021-SFR5, Class A 1.427%, 07/17/2038 (B)	13,757,000	12,624,683
Series 2021-SFR8, Class B 1.681%, 10/17/2038 (B)	4,514,000	4,091,886
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (B)	13,489,000	13,225,952
SCF Equipment Leasing LLC
Series 2019-2A, Class C 3.110%, 06/21/2027 (B)	12,112,000	11,946,397
Series 2021-1A, Class B 1.370%, 08/20/2029 (B)	6,799,000	6,385,466
ServiceMaster Funding LLC Series 2020-1, Class A2II 3.337%, 01/30/2051 (B)	13,906,530	12,574,882
SERVPRO Master Issuer LLC Series 2021-1A, Class A2 2.394%, 04/25/2051 (B)	7,184,708	6,460,575
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (B)	10,188,750	10,061,880
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A 3.690%, 09/20/2035 (B)	1,682,633	1,696,788
Series 2021-1A, Class A 0.990%, 11/20/2037 (B)	6,660,977	6,358,743
SMB Private Education Loan Trust
Series 2016-A, Class A2A 2.700%, 05/15/2031 (B)	6,698,831	6,635,980
Series 2019-B, Class A2A 2.840%, 06/15/2037 (B)	8,622,038	8,508,789
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (B)	7,038,261	6,735,097
Series 2021-A, Class APT2 1.070%, 01/15/2053 (B)	5,437,810	5,000,402
SoFi Professional Loan Program LLC Series 2019-B, Class A2FX 3.090%, 08/17/2048 (B)	1,755,688	1,755,404
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (B)	8,634,094	8,414,115
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (B)	6,943,296	6,913,662
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (B)	7,052,560	6,150,467
Sound Point CLO XXVII, Ltd.
Series 2020-2A, Class AR (3 month LIBOR + 1.180%) 1.438%, 10/25/2034 (B)(E)	10,844,000	10,732,383
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Sound Point CLO XXVII, Ltd. (continued)
Series 2020-2A, Class B1R (3 month LIBOR + 1.650%) 1.908%, 10/25/2034 (B)(E)	$3,676,000	$3,620,537
Starwood Property Mortgage Trust Series 2021-SIF2A, Class A1 (3 month CME Term SOFR + 1.550%) 1.609%, 01/15/2033 (B)(E)	10,802,000	10,666,478
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (B)	3,931,749	3,567,232
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (B)	14,315,123	12,946,525
Tallman Park CLO, Ltd. Series 2021-1A, Class A (3 month LIBOR + 1.060%) 1.314%, 04/20/2034 (B)(E)	9,242,000	9,172,214
TIF Funding II LLC
Series 2020-1A, Class A 2.090%, 08/20/2045 (B)	14,589,995	13,597,560
Series 2021-1A, Class A 1.650%, 02/20/2046 (B)	6,297,046	5,652,802
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.560%, 11/25/2031 (B)	22,220,000	22,062,840
Series 2020-1A, Class A 1.350%, 05/25/2033 (B)	7,491,000	7,090,569
Tricon American Homes Trust
Series 2020-SFR1, Class A 1.499%, 07/17/2038 (B)	20,166,815	18,564,114
Series 2020-SFR2, Class A 1.482%, 11/17/2039 (B)	16,893,100	15,126,446
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (B)	14,790,620	13,631,553
Series 2021-1A, Class A 1.860%, 03/20/2046 (B)	8,718,120	7,887,931
Vantage Data Centers LLC
Series 2019-1A, Class A2 3.188%, 07/15/2044 (B)	9,270,170	9,189,123
Series 2020-1A, Class A2 1.645%, 09/15/2045 (B)	8,834,000	8,223,730
Series 2020-2A, Class A2 1.992%, 09/15/2045 (B)	6,853,000	6,270,967
VCP RRL ABS I, Ltd. Series 2021-1A, Class A 2.152%, 10/20/2031 (B)	4,058,756	4,033,908
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (B)	9,813,002	9,220,511
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (B)	2,884,859	2,836,553
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (B)	8,094,830	7,199,639
Westgate Resorts LLC Series 2022-1A, Class A 1.788%, 08/20/2036 (B)	9,179,929	8,913,860
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (B)	3,271,848	2,953,423
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (B)	15,144,895	14,046,527

200

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
World Omni Auto Receivables Trust Series 2021-B, Class A4 0.690%, 06/15/2027	$15,979,000	$15,091,077
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (B)	11,404,690	10,517,998
TOTAL ASSET BACKED SECURITIES (Cost $1,344,684,992)		$1,278,991,326
PREFERRED SECURITIES – 0.1%
Utilities – 0.1%
DTE Energy Company, 6.250%	15,402	820,773
NextEra Energy, Inc., 5.279%	120,650	6,291,898
The Southern Company, 6.750%	19,330	1,055,611
TOTAL PREFERRED SECURITIES (Cost $7,618,288)		$8,168,282
SHORT-TERM INVESTMENTS – 3.5%
U.S. Government Agency – 0.3%
Federal Home Loan Bank Discount Note 0.100%, 04/01/2022 *	$18,462,000	18,462,000
Short-term funds – 0.1%
John Hancock Collateral Trust, 0.3592% (G)(H)	561,934	5,618,666
Repurchase agreement – 3.1%
Repurchase Agreement with State Street Corp. dated 3-31-22 at 0.000% to be repurchased at $224,061,000 on 4-1-22, collateralized by $228,846,200 U.S. Treasury Notes, 2.250% due 3-31-24 (valued at $228,542,292)	$224,061,000	224,061,000
TOTAL SHORT-TERM INVESTMENTS (Cost $248,143,299)		$248,141,666
Total Investments (Select Bond Trust) (Cost $7,652,822,505) – 101.9%		$7,279,705,887
Other assets and liabilities, net – (1.9%)		(137,717,085)
TOTAL NET ASSETS – 100.0%		$7,141,988,802
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,331,326,338 or 32.6% of the fund's net assets as of 3-31-22.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $5,471,220.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
Select Bond Trust (continued)
(G)	The rate shown is the annualized seven-day yield as of 3-31-22.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 93.9%
U.S. Government – 23.7%
U.S. Treasury Notes
0.125%, 05/15/2023	$3,000,000	$2,942,930
0.250%, 04/15/2023	4,000,000	3,938,594
0.625%, 07/31/2026	1,000,000	922,734
0.875%, 06/30/2026	1,800,000	1,681,172
1.125%, 10/31/2026	2,500,000	2,351,563
2.000%, 05/31/2024	4,500,000	4,462,031
2.125%, 03/31/2024	2,700,000	2,688,715
2.625%, 06/30/2023	5,485,000	5,530,423
2.750%, 07/31/2023	3,215,000	3,244,764
2.875%, 11/30/2023	13,345,000	13,484,707
		41,247,633
U.S. Government Agency – 70.2%
Federal Farm Credit Bank
0.500%, 12/23/2025 to 02/04/2026	10,000,000	9,249,399
0.680%, 01/13/2027	6,000,000	5,509,738
1.600%, 12/14/2026	2,000,000	1,910,367
Federal Home Loan Bank
0.625%, 11/27/2024	2,000,000	1,902,751
0.650%, 02/26/2026	6,000,000	5,570,538
0.700%, 01/28/2026	7,000,000	6,539,199
0.850%, 10/28/2024	4,000,000	3,838,640
0.900%, 02/26/2027	2,000,000	1,840,425
1.000%, 11/08/2024 to 03/23/2026	3,950,000	3,749,777
1.100%, 07/13/2026 to 08/20/2026	3,000,000	2,820,227
1.200%, 12/27/2024	5,000,000	4,854,964
1.500%, 08/15/2024 to 02/18/2025	5,770,000	5,635,672
1.610%, 12/30/2026	2,500,000	2,401,587
1.750%, 02/28/2025	2,000,000	1,948,679
2.150%, 02/28/2025	2,000,000	1,971,378
2.750%, 03/25/2027	2,600,000	2,578,820
2.875%, 09/13/2024	5,500,000	5,552,526
Federal Home Loan Mortgage Corp.
0.250%, 09/08/2023	2,000,000	1,946,208
0.375%, 09/23/2025	3,060,000	2,840,050
0.640%, 11/24/2025	2,000,000	1,866,685
0.650%, 10/22/2025	2,000,000	1,885,066
0.700%, 12/23/2025	2,000,000	1,868,789
0.800%, 10/27/2026	2,000,000	1,838,049
1.500%, 02/12/2025	6,000,000	5,832,396
1.926%, (12 month LIBOR + 1.617%), 05/01/2045 (A)	363,844	376,599
2.500%, 09/01/2034	1,863,640	1,845,624
3.000%, 07/01/2030 to 12/01/2032	2,403,890	2,430,635
3.500%, 04/01/2032	1,028,306	1,054,767
7.000%, 04/01/2031 to 04/01/2032	400	444
Federal National Mortgage Association
0.375%, 08/25/2025	5,000,000	4,653,138
0.625%, 04/22/2025	4,000,000	3,777,440
0.650%, 12/17/2025	2,000,000	1,870,514
2.500%, 10/01/2027 to 09/01/2034	2,381,055	2,361,905
2.875%, 09/12/2023	7,005,000	7,076,057
3.000%, 03/01/2028 to 09/01/2034	6,490,280	6,557,975

201

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
3.500%, 07/01/2031 to 06/01/2034	$4,007,076	$4,111,579
6.500%, 01/01/2039	281,461	319,309
7.000%, 12/01/2026 to 01/01/2029	876	954
8.000%, 10/01/2024 to 09/01/2030	793	876
		122,389,746
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $169,569,798)		$163,637,379
MUNICIPAL BONDS – 4.5%
City of Houston (Texas) 3.628%, 05/15/2024	1,000,000	1,018,212
City of Houston, GO (Texas) 2.110%, 03/01/2025	1,000,000	983,431
City of New York, GO
1.990%, 10/01/2026	1,000,000	960,161
3.250%, 03/01/2024	1,000,000	1,011,942
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	975,963
Los Angeles Unified School District, GO (California) 1.540%, 09/15/2025	1,000,000	954,973
New York State Urban Development Corp. 3.080%, 03/15/2024	1,000,000	1,007,129
State of California, GO 2.375%, 10/01/2026	1,000,000	984,116
TOTAL MUNICIPAL BONDS (Cost $8,147,218)		$7,895,927
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.9%
U.S. Government Agency – 0.9%
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO, 1.165%, 07/25/2022	8,751,440	13,935
Series K026, Class X1 IO, 0.929%, 11/25/2022	4,979,459	20,220
Series K030, Class X1 IO, 0.146%, 04/25/2023	124,555,944	179,498
Series K038, Class X1 IO, 1.094%, 03/25/2024	7,582,587	139,114
Government National Mortgage Association
Series 2012-114, Class IO, 0.656%, 01/16/2053	1,236,700	24,315
Series 2017-109, Class IO, 0.289%, 04/16/2057	1,094,775	29,113
Series 2017-124, Class IO, 0.621%, 01/16/2059	930,841	34,275
Series 2017-140, Class IO, 0.489%, 02/16/2059	665,413	25,667
Series 2017-20, Class IO, 0.648%, 12/16/2058	2,271,109	78,006
Series 2017-41, Class IO, 0.631%, 07/16/2058	1,496,066	53,068
Series 2017-46, Class IO, 0.634%, 11/16/2057	1,563,974	64,423
Series 2017-61, Class IO, 0.770%, 05/16/2059	889,148	40,501
Series 2017-74, Class IO, 0.503%, 09/16/2058	1,585,913	48,004
Series 2017-89, Class IO, 0.558%, 07/16/2059	1,430,243	59,348
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2018-9, Class IO, 0.471%, 01/16/2060	$1,577,784	$65,044
Series 2020-118, Class IO, 0.888%, 06/16/2062	1,461,878	105,634
Series 2020-119, Class IO, 0.633%, 08/16/2062	851,451	51,289
Series 2020-120, Class IO, 0.792%, 05/16/2062	2,143,841	148,696
Series 2020-137, Class IO, 0.805%, 09/16/2062	1,444,553	96,123
Series 2020-170, Class IO, 0.826%, 11/16/2062	1,672,203	120,131
Series 2021-40, Class IO, 0.827%, 02/16/2063	516,519	37,646
Series 2022-53, Class IO, 0.713%, 06/16/2064	1,774,000	119,213
		1,553,263
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,354,398)		$1,553,263
SHORT-TERM INVESTMENTS – 0.3%
Repurchase agreement – 0.3%
Repurchase Agreement with State Street Corp. dated 3-31-22 at 0.000% to be repurchased at $543,000 on 4-1-22, collateralized by $554,600 U.S. Treasury Notes, 2.250% due 3-31-24 (valued at $553,863)	543,000	543,000
TOTAL SHORT-TERM INVESTMENTS (Cost $543,000)		$543,000
Total Investments (Short Term Government Income Trust) (Cost $181,614,414) – 99.6%		$173,629,569
Other assets and liabilities, net – 0.4%		711,794
TOTAL NET ASSETS – 100.0%		$174,341,363
Security Abbreviations and Legend
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.0%
Communication services – 3.0%
Diversified telecommunication services – 0.5%
Anterix, Inc. (A)	2,649	$153,377
ATN International, Inc.	2,479	98,863
Bandwidth, Inc., Class A (A)	5,062	163,958
Cogent Communications Holdings, Inc.	8,974	595,425
Consolidated Communications Holdings, Inc. (A)	16,167	95,385
EchoStar Corp., Class A (A)	8,210	199,831
Globalstar, Inc. (A)(B)	132,259	194,421
IDT Corp., Class B (A)	3,282	111,883
Iridium Communications, Inc. (A)	25,439	1,025,700

202

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Liberty Latin America, Ltd., Class A (A)	13,599	$131,910
Liberty Latin America, Ltd., Class C (A)	29,113	279,194
Ooma, Inc. (A)	5,130	76,899
Radius Global Infrastructure, Inc., Class A (A)	14,007	200,020
Telesat Corp. (A)	2,318	38,247
		3,365,113
Entertainment – 0.8%
AMC Entertainment Holdings, Inc., Class A (A)(B)	110,218	2,715,772
Cinemark Holdings, Inc. (A)	23,689	409,346
CuriosityStream, Inc. (A)	6,360	18,444
IMAX Corp. (A)	11,031	208,817
Liberty Media Corp.-Liberty Braves, Class A (A)	4,479	128,906
Liberty Media Corp.-Liberty Braves, Class C (A)	5,536	154,510
Lions Gate Entertainment Corp., Class A (A)	11,706	190,223
Lions Gate Entertainment Corp., Class B (A)	26,183	393,530
Madison Square Garden Entertainment Corp. (A)	5,656	471,201
The Marcus Corp. (A)	5,719	101,226
		4,791,975
Interactive media and services – 0.6%
CarGurus, Inc. (A)	20,457	868,604
Cars.com, Inc. (A)	14,937	215,541
Eventbrite, Inc., Class A (A)	16,769	247,678
EverQuote, Inc., Class A (A)	4,383	70,917
FuboTV, Inc. (A)	28,927	190,050
Liberty TripAdvisor Holdings, Inc., Class A (A)	17,825	36,541
MediaAlpha, Inc., Class A (A)	4,652	76,991
Outbrain, Inc. (A)	4,053	43,489
QuinStreet, Inc. (A)	11,322	131,335
TrueCar, Inc. (A)	23,229	91,755
Yelp, Inc. (A)	15,403	525,396
Ziff Davis, Inc. (A)	9,236	893,860
		3,392,157
Media – 0.9%
Advantage Solutions, Inc. (A)	17,149	109,411
AMC Networks, Inc., Class A (A)	6,316	256,619
Audacy, Inc. (A)	27,481	79,420
Boston Omaha Corp., Class A (A)	4,112	104,321
Cardlytics, Inc. (A)	6,984	383,980
Clear Channel Outdoor Holdings, Inc. (A)	79,505	275,087
comScore, Inc. (A)	14,027	40,819
Daily Journal Corp. (A)	299	93,285
Entravision Communications Corp., Class A	13,969	89,541
Gannett Company, Inc. (A)	31,474	141,948
Gray Television, Inc.	18,143	400,416
Hemisphere Media Group, Inc. (A)	3,817	17,444
iHeartMedia, Inc., Class A (A)	24,170	457,538
Integral Ad Science Holding Corp. (A)	6,001	82,814
John Wiley & Sons, Inc., Class A	9,218	488,831
National CineMedia, Inc.	12,165	30,899
Scholastic Corp.	5,601	225,608
Sinclair Broadcast Group, Inc., Class A	10,068	282,105
Stagwell, Inc. (A)	14,230	103,025
TechTarget, Inc. (A)	5,502	447,203
TEGNA, Inc.	46,827	1,048,925
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
The EW Scripps Company, Class A (A)	12,440	$258,628
Thryv Holdings, Inc. (A)	922	25,927
WideOpenWest, Inc. (A)	11,418	199,130
		5,642,924
Wireless telecommunication services – 0.2%
Gogo, Inc. (A)(B)	12,879	245,474
Shenandoah Telecommunications Company	10,587	249,641
Telephone & Data Systems, Inc.	21,479	405,524
United States Cellular Corp. (A)	3,345	101,119
		1,001,758
		18,193,927
Consumer discretionary – 9.8%
Auto components – 1.1%
Adient PLC (A)	20,168	822,249
American Axle & Manufacturing Holdings, Inc. (A)	24,624	191,082
Cooper-Standard Holdings, Inc. (A)	3,998	35,062
Dana, Inc.	31,223	548,588
Dorman Products, Inc. (A)	5,584	530,648
Fox Factory Holding Corp. (A)	9,037	885,174
Gentherm, Inc. (A)	7,042	514,348
LCI Industries	5,266	546,663
Modine Manufacturing Company (A)	11,609	104,597
Motorcar Parts of America, Inc. (A)	4,689	83,605
Patrick Industries, Inc.	4,846	292,214
Standard Motor Products, Inc.	4,166	179,721
Stoneridge, Inc. (A)	5,928	123,065
Tenneco, Inc., Class A (A)	14,687	269,066
The Goodyear Tire & Rubber Company (A)	58,824	840,595
Visteon Corp. (A)	5,934	647,577
XL Fleet Corp. (A)	24,152	48,062
XPEL, Inc. (A)	3,829	201,444
		6,863,760
Automobiles – 0.2%
Arcimoto, Inc. (A)(B)	6,538	43,216
Canoo, Inc. (A)(B)	23,698	130,813
Fisker, Inc. (A)(B)	35,229	454,454
Lordstown Motors Corp., Class A (A)(B)	33,058	112,728
Winnebago Industries, Inc.	6,780	366,323
Workhorse Group, Inc. (A)(B)	32,224	161,120
		1,268,654
Distributors – 0.0%
Funko, Inc., Class A (A)	6,118	105,536
Diversified consumer services – 0.7%
2U, Inc. (A)	15,694	208,416
Adtalem Global Education, Inc. (A)	10,694	317,719
American Public Education, Inc. (A)	4,498	95,538
Carriage Services, Inc.	3,386	180,575
Coursera, Inc. (A)	15,035	346,406
European Wax Center, Inc., Class A (A)	2,724	80,521
Graham Holdings Company, Class B	781	477,558
Houghton Mifflin Harcourt Company (A)	27,263	572,796
Laureate Education, Inc.	21,521	255,024
OneSpaWorld Holdings, Ltd. (A)	12,883	131,407
Perdoceo Education Corp. (A)	15,635	179,490
PowerSchool Holdings, Inc., Class A (A)	9,540	157,505
Strategic Education, Inc.	5,327	353,606
Stride, Inc. (A)	8,909	323,664
Udemy, Inc. (A)	2,384	29,705
Vivint Smart Home, Inc. (A)	20,787	140,520

203

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
WW International, Inc. (A)	11,815	$120,867
		3,971,317
Hotels, restaurants and leisure – 2.3%
Accel Entertainment, Inc. (A)	12,979	158,084
Bally's Corp. (A)	7,141	219,514
BJ's Restaurants, Inc. (A)	5,247	148,490
Bloomin' Brands, Inc.	19,254	422,433
Bluegreen Vacations Holding Corp. (A)	3,183	94,121
Brinker International, Inc. (A)	9,694	369,923
Century Casinos, Inc. (A)	6,630	79,229
Chuy's Holdings, Inc. (A)	4,706	127,062
Cracker Barrel Old Country Store, Inc.	5,131	609,204
Dave & Buster's Entertainment, Inc. (A)	9,516	467,236
Denny's Corp. (A)	14,192	203,088
Dine Brands Global, Inc.	3,526	274,852
El Pollo Loco Holdings, Inc. (A)	5,199	60,412
Everi Holdings, Inc. (A)	18,549	389,529
F45 Training Holdings, Inc. (A)	6,012	64,328
Full House Resorts, Inc. (A)	7,914	76,054
GAN, Ltd. (A)	9,407	45,342
Golden Entertainment, Inc. (A)	3,748	217,646
Golden Nugget Online Gaming, Inc. (A)	9,155	65,092
Hilton Grand Vacations, Inc. (A)	18,411	957,556
International Game Technology PLC	21,486	530,274
Jack in the Box, Inc.	4,578	427,631
Krispy Kreme, Inc. (B)	16,980	252,153
Kura Sushi USA, Inc., Class A (A)	865	47,705
Life Time Group Holdings, Inc. (A)	7,348	106,840
Lindblad Expeditions Holdings, Inc. (A)	7,333	110,582
Monarch Casino & Resort, Inc. (A)	2,807	244,855
NeoGames SA (A)	1,941	29,950
Noodles & Company (A)	10,109	60,351
ONE Group Hospitality, Inc. (A)	5,325	55,966
Papa John's International, Inc.	7,098	747,277
PlayAGS, Inc. (A)	5,237	34,931
Portillo's, Inc., Class A (A)	4,457	109,464
RCI Hospitality Holdings, Inc.	1,994	122,551
Red Robin Gourmet Burgers, Inc. (A)	3,708	62,517
Red Rock Resorts, Inc., Class A	11,467	556,838
Rush Street Interactive, Inc. (A)	11,691	84,994
Ruth's Hospitality Group, Inc.	7,554	172,836
Scientific Games Corp. (A)	20,622	1,211,543
SeaWorld Entertainment, Inc. (A)	10,746	799,932
Shake Shack, Inc., Class A (A)	8,081	548,700
Sweetgreen, Inc., Class A (A)(B)	2,350	75,177
Texas Roadhouse, Inc.	14,968	1,253,271
The Cheesecake Factory, Inc. (A)	10,107	402,158
Wingstop, Inc.	6,406	751,744
Xponential Fitness, Inc., Class A (A)	2,318	54,334
		13,903,769
Household durables – 1.5%
Beazer Homes USA, Inc. (A)	6,478	98,595
Cavco Industries, Inc. (A)	1,992	479,773
Century Communities, Inc.	6,367	341,080
Ethan Allen Interiors, Inc.	5,141	134,026
GoPro, Inc., Class A (A)	27,016	230,446
Green Brick Partners, Inc. (A)	6,430	127,057
Hamilton Beach Brands Holding Company, Class B	1,197	13,921
Helen of Troy, Ltd. (A)	5,112	1,001,134
Hooker Furnishings Corp.	3,165	59,945
Hovnanian Enterprises, Inc., Class A (A)	1,167	68,970
Installed Building Products, Inc.	5,120	432,589
iRobot Corp. (A)	5,854	371,144
KB Home	16,818	544,567
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
La-Z-Boy, Inc.	9,542	$251,623
LGI Homes, Inc. (A)	4,636	452,844
Lifetime Brands, Inc.	2,755	35,374
M/I Homes, Inc. (A)	6,024	267,164
MDC Holdings, Inc.	12,092	457,561
Meritage Homes Corp. (A)	7,794	617,519
Purple Innovation, Inc. (A)	12,811	74,944
Skyline Champion Corp. (A)	11,273	618,662
Snap One Holdings Corp. (A)(B)	3,027	44,648
Sonos, Inc. (A)	26,695	753,333
Taylor Morrison Home Corp. (A)	25,274	687,958
The Lovesac Company (A)	2,807	151,746
Traeger, Inc. (A)(B)	5,475	40,734
Tri Pointe Homes, Inc. (A)	23,350	468,868
Tupperware Brands Corp. (A)	10,756	209,204
Universal Electronics, Inc. (A)	3,026	94,532
Vuzix Corp. (A)(B)	13,223	87,272
Weber, Inc., Class A (B)	4,624	45,454
		9,262,687
Internet and direct marketing retail – 0.5%
1-800-Flowers.com, Inc., Class A (A)	5,957	76,011
1stdibs.com, Inc. (A)	3,824	30,554
CarParts.com, Inc. (A)	10,797	72,340
Groupon, Inc. (A)(B)	5,250	100,958
Lands' End, Inc. (A)	3,318	56,141
Liquidity Services, Inc. (A)	5,334	91,318
Magnite, Inc. (A)	28,205	372,588
Overstock.com, Inc. (A)(B)	9,261	407,530
PetMed Express, Inc.	4,657	120,151
Porch Group, Inc. (A)	17,168	119,232
Quotient Technology, Inc. (A)	20,072	128,059
Revolve Group, Inc. (A)	7,758	416,527
Shutterstock, Inc.	5,029	468,099
Stitch Fix, Inc., Class A (A)	17,173	172,932
The RealReal, Inc. (A)	17,749	128,858
Xometry, Inc., Class A (A)(B)	4,935	181,361
		2,942,659
Leisure products – 0.4%
Acushnet Holdings Corp.	7,267	292,569
American Outdoor Brands, Inc. (A)	3,430	45,036
AMMO, Inc. (A)(B)	19,207	92,194
Callaway Golf Company (A)	25,050	586,671
Clarus Corp.	5,257	119,754
Escalade, Inc.	3,506	46,279
Genius Brands International, Inc. (A)(B)	65,366	66,673
Johnson Outdoors, Inc., Class A	1,209	93,976
Latham Group, Inc. (A)	8,408	111,322
Malibu Boats, Inc., Class A (A)	4,584	265,918
MasterCraft Boat Holdings, Inc. (A)	4,484	110,351
Nautilus, Inc. (A)	6,915	28,490
Smith & Wesson Brands, Inc.	10,243	154,977
Sturm Ruger & Company, Inc.	3,576	248,961
Vista Outdoor, Inc. (A)	12,019	428,958
		2,692,129
Multiline retail – 0.4%
Big Lots, Inc.	6,598	228,291
Dillard's, Inc., Class A	1,152	309,185
Franchise Group, Inc.	6,136	254,214
Macy's, Inc.	64,199	1,563,888
		2,355,578
Specialty retail – 2.1%
Abercrombie & Fitch Company, Class A (A)	11,989	383,528
Academy Sports & Outdoors, Inc.	16,602	654,119

204

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
American Eagle Outfitters, Inc.	32,823	$551,426
America's Car-Mart, Inc. (A)	1,343	108,192
Arko Corp.	19,018	173,064
Asbury Automotive Group, Inc. (A)	4,770	764,154
Barnes & Noble Education, Inc. (A)	9,565	34,243
Bed Bath & Beyond, Inc. (A)(B)	20,876	470,336
Big 5 Sporting Goods Corp. (B)	4,703	80,656
Boot Barn Holdings, Inc. (A)	6,247	592,153
Caleres, Inc.	8,278	160,014
Camping World Holdings, Inc., Class A	9,005	251,690
CarLotz, Inc. (A)	18,522	25,375
Chico's FAS, Inc. (A)	27,166	130,397
Citi Trends, Inc. (A)	1,956	59,903
Conn's, Inc. (A)	4,131	63,659
Designer Brands, Inc., Class A (A)	13,521	182,669
Genesco, Inc. (A)	3,154	200,626
Group 1 Automotive, Inc.	3,524	591,433
GrowGeneration Corp. (A)(B)	12,198	112,344
Guess?, Inc.	8,963	195,842
Haverty Furniture Companies, Inc.	3,686	101,070
Hibbett, Inc.	3,039	134,749
Kirkland's, Inc. (A)(B)	3,454	32,088
LL Flooring Holdings, Inc. (A)	6,614	92,728
MarineMax, Inc. (A)	4,515	181,774
Monro, Inc.	7,235	320,800
Murphy USA, Inc.	4,947	989,202
National Vision Holdings, Inc. (A)	17,615	767,486
OneWater Marine, Inc., Class A	2,309	79,545
Party City Holdco, Inc. (A)	24,992	89,471
Rent-A-Center, Inc.	14,183	357,270
Sally Beauty Holdings, Inc. (A)	23,492	367,180
Shift Technologies, Inc. (A)(B)	14,869	32,712
Shoe Carnival, Inc.	3,983	116,144
Signet Jewelers, Ltd.	11,257	818,384
Sleep Number Corp. (A)	4,819	244,371
Sonic Automotive, Inc., Class A	4,573	194,398
Sportsman's Warehouse Holdings, Inc. (A)	10,036	107,285
The Aaron's Company, Inc.	7,096	142,488
The Buckle, Inc.	6,476	213,967
The Cato Corp., Class A	4,711	69,063
The Children's Place, Inc. (A)	3,074	151,548
The Container Store Group, Inc. (A)	7,443	60,809
The ODP Corp. (A)	9,820	450,051
Tilly's, Inc., Class A	5,797	54,260
Torrid Holdings, Inc. (A)	3,250	19,695
TravelCenters of America, Inc. (A)	2,801	120,331
Urban Outfitters, Inc. (A)	14,911	374,415
Winmark Corp.	758	166,760
Zumiez, Inc. (A)	4,436	169,500
		12,805,367
Textiles, apparel and luxury goods – 0.6%
Crocs, Inc. (A)	12,419	948,812
Fossil Group, Inc. (A)	10,919	105,259
G-III Apparel Group, Ltd. (A)	9,407	254,459
Kontoor Brands, Inc.	11,066	457,579
Movado Group, Inc.	3,352	130,896
Oxford Industries, Inc.	3,449	312,135
PLBY Group, Inc. (A)(B)	6,124	80,163
Rocky Brands, Inc.	1,650	68,624
Steven Madden, Ltd.	17,329	669,593
Superior Group of Companies, Inc.	1,856	33,130
Unifi, Inc. (A)	3,265	59,097
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Wolverine World Wide, Inc.	17,703	$399,380
		3,519,127
		59,690,583
Consumer staples – 3.4%
Beverages – 0.4%
Celsius Holdings, Inc. (A)	11,573	638,598
Coca-Cola Consolidated, Inc.	1,005	499,334
MGP Ingredients, Inc.	3,100	265,329
National Beverage Corp.	5,167	224,765
Primo Water Corp.	33,755	481,009
The Duckhorn Portfolio, Inc. (A)	6,068	110,377
		2,219,412
Food and staples retailing – 1.1%
BJ's Wholesale Club Holdings, Inc. (A)	29,176	1,972,589
HF Foods Group, Inc. (A)	9,279	61,798
Ingles Markets, Inc., Class A	3,001	267,239
Performance Food Group Company (A)	32,444	1,651,724
PriceSmart, Inc.	5,029	396,637
Rite Aid Corp. (A)	12,403	108,526
SpartanNash Company	7,750	255,673
Sprouts Farmers Market, Inc. (A)	24,136	771,869
The Andersons, Inc.	6,816	342,572
The Chefs' Warehouse, Inc. (A)	7,008	228,461
United Natural Foods, Inc. (A)	12,018	496,944
Village Super Market, Inc., Class A	2,410	59,045
Weis Markets, Inc.	3,523	251,613
		6,864,690
Food products – 1.0%
AppHarvest, Inc. (A)	16,493	88,650
B&G Foods, Inc.	13,655	368,412
Calavo Growers, Inc.	3,867	140,952
Cal-Maine Foods, Inc.	7,662	423,096
Fresh Del Monte Produce, Inc.	7,411	192,019
Hostess Brands, Inc. (A)	28,358	622,175
J&J Snack Foods Corp.	3,196	495,700
John B. Sanfilippo & Son, Inc.	1,902	158,703
Lancaster Colony Corp.	4,059	605,400
Landec Corp. (A)	6,541	75,745
Mission Produce, Inc. (A)	8,466	107,095
Sanderson Farms, Inc.	4,281	802,645
Seneca Foods Corp., Class A (A)	1,431	73,754
Sovos Brands, Inc. (A)	3,961	56,167
Tattooed Chef, Inc. (A)(B)	10,537	132,555
The Simply Good Foods Company (A)	18,264	693,119
Tootsie Roll Industries, Inc.	3,319	116,020
TreeHouse Foods, Inc. (A)	11,284	364,022
Utz Brands, Inc. (B)	12,312	181,971
Vital Farms, Inc. (A)	5,788	71,540
Whole Earth Brands, Inc. (A)	9,140	65,442
		5,835,182
Household products – 0.3%
Central Garden & Pet Company (A)	3,383	148,717
Central Garden & Pet Company, Class A (A)	7,237	295,125
Energizer Holdings, Inc.	14,457	444,697
Oil-Dri Corp. of America	1,942	55,638
WD-40 Company	2,923	535,581
		1,479,758
Personal products – 0.5%
BellRing Brands, Inc. (A)	23,098	533,102
Edgewell Personal Care Company	11,543	423,282
elf Beauty, Inc. (A)	10,559	272,739
Inter Parfums, Inc.	3,869	340,665

205

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Medifast, Inc.	2,492	$425,584
Nu Skin Enterprises, Inc., Class A	10,658	510,305
The Beauty Health Company (A)	18,745	316,416
The Honest Company, Inc. (A)(B)	16,689	86,950
USANA Health Sciences, Inc. (A)	2,532	201,167
Veru, Inc. (A)	14,697	70,987
		3,181,197
Tobacco – 0.1%
22nd Century Group, Inc. (A)(B)	37,659	87,369
Turning Point Brands, Inc.	3,221	109,546
Universal Corp.	4,997	290,176
Vector Group, Ltd.	30,900	372,036
		859,127
		20,439,366
Energy – 6.4%
Energy equipment and services – 1.2%
Archrock, Inc.	29,827	275,303
Bristow Group, Inc. (A)	4,880	180,950
Cactus, Inc., Class A	11,844	672,029
ChampionX Corp. (A)	43,495	1,064,758
DMC Global, Inc. (A)	4,252	129,686
Dril-Quip, Inc. (A)	7,853	293,310
Expro Group Holdings NV (A)	8,551	152,037
Helix Energy Solutions Group, Inc. (A)	32,463	155,173
Helmerich & Payne, Inc.	21,984	940,476
Liberty Oilfield Services, Inc., Class A (A)	20,321	301,157
Nabors Industries, Ltd. (A)	1,565	239,007
National Energy Services Reunited Corp. (A)	8,875	74,550
Newpark Resources, Inc. (A)	15,084	55,207
NexTier Oilfield Solutions, Inc. (A)	37,559	347,045
Oceaneering International, Inc. (A)	21,879	331,686
Oil States International, Inc. (A)	14,787	102,770
Patterson-UTI Energy, Inc.	40,288	623,658
ProPetro Holding Corp. (A)	18,966	264,196
RPC, Inc. (A)	15,008	160,135
Select Energy Services, Inc., Class A (A)	14,858	127,333
Solaris Oilfield Infrastructure, Inc., Class A	5,007	56,529
TETRA Technologies, Inc. (A)	28,514	117,193
Tidewater, Inc. (A)	9,670	210,226
U.S. Silica Holdings, Inc. (A)	16,214	302,553
		7,176,967
Oil, gas and consumable fuels – 5.2%
Aemetis, Inc. (A)	6,201	78,567
Alto Ingredients, Inc. (A)	16,898	115,244
Antero Resources Corp. (A)	61,151	1,866,940
Arch Resources, Inc.	3,171	435,632
Berry Corp.	15,227	157,143
Brigham Minerals, Inc., Class A	9,750	249,113
California Resources Corp.	17,275	772,711
Callon Petroleum Company (A)	10,030	592,572
Centennial Resource Development, Inc., Class A (A)	39,901	322,001
Centrus Energy Corp., Class A (A)	2,191	73,837
Chesapeake Energy Corp.	22,037	1,917,219
Civitas Resources, Inc.	9,269	553,452
Clean Energy Fuels Corp. (A)	33,776	268,181
CNX Resources Corp. (A)	43,140	893,861
Comstock Resources, Inc. (A)	19,796	258,338
CONSOL Energy, Inc. (A)	7,302	274,774
Crescent Energy, Inc., Class A	6,781	117,583
CVR Energy, Inc.	6,493	165,831
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Delek US Holdings, Inc. (A)	14,365	$304,825
Denbury, Inc. (A)	10,846	852,170
DHT Holdings, Inc.	29,826	172,991
Dorian LPG, Ltd.	6,940	100,561
Earthstone Energy, Inc., Class A (A)	5,307	67,027
Energy Fuels, Inc. (A)(B)	32,193	294,566
Equitrans Midstream Corp.	87,782	740,880
Falcon Minerals Corp.	4,242	28,591
Frontline, Ltd. (A)	25,905	227,964
Gevo, Inc. (A)	43,949	205,681
Golar LNG, Ltd. (A)	21,888	542,385
Green Plains, Inc. (A)	10,321	320,054
International Seaways, Inc.	10,042	181,158
Kinetik Holdings, Inc.	637	41,411
Kosmos Energy, Ltd. (A)	93,252	670,482
Laredo Petroleum, Inc. (A)	2,752	217,793
Magnolia Oil & Gas Corp., Class A	30,343	717,612
Matador Resources Company	23,722	1,256,792
Murphy Oil Corp.	31,408	1,268,569
Nordic American Tankers, Ltd.	40,241	85,713
Northern Oil and Gas, Inc.	12,386	349,161
Oasis Petroleum, Inc.	4,187	612,558
Ovintiv, Inc.	55,986	3,027,138
Par Pacific Holdings, Inc. (A)	9,951	129,562
PBF Energy, Inc., Class A (A)	20,595	501,900
PDC Energy, Inc.	20,905	1,519,375
Peabody Energy Corp. (A)	18,433	452,161
Range Resources Corp. (A)	51,191	1,555,183
Ranger Oil Corp., Class A (A)	4,056	140,054
Renewable Energy Group, Inc. (A)	9,552	579,329
REX American Resources Corp. (A)	1,220	121,512
Riley Exploration Permian, Inc.	1,991	49,934
Scorpio Tankers, Inc.	10,679	228,317
SFL Corp., Ltd.	24,886	253,339
SM Energy Company	25,676	1,000,080
Southwestern Energy Company (A)	213,260	1,529,074
Talos Energy, Inc. (A)	8,521	134,547
Teekay Tankers, Ltd., Class A (A)	5,603	77,546
Tellurian, Inc. (A)	80,864	428,579
Uranium Energy Corp. (A)	54,839	251,711
Ur-Energy, Inc. (A)(B)	45,114	72,182
W&T Offshore, Inc. (A)	22,150	84,613
Whiting Petroleum Corp.	8,395	684,276
World Fuel Services Corp.	13,198	356,874
		31,549,229
		38,726,196
Financials – 15.2%
Banks – 8.4%
1st Source Corp.	3,224	149,110
Allegiance Bancshares, Inc.	4,435	198,156
Amalgamated Financial Corp.	4,063	73,012
Amerant Bancorp, Inc.	4,877	154,064
American National Bankshares, Inc.	3,114	117,336
Ameris Bancorp	14,336	629,064
Arrow Financial Corp.	3,233	104,814
Associated Banc-Corp.	31,304	712,479
Atlantic Union Bankshares Corp.	16,261	596,616
Banc of California, Inc.	10,260	198,634
BancFirst Corp.	3,620	301,220
Bank First Corp.	1,558	112,160
Bank of Marin Bancorp	3,661	128,391
BankUnited, Inc.	18,037	792,907
Banner Corp.	7,037	411,876
Bar Harbor Bankshares	4,123	118,000
Berkshire Hills Bancorp, Inc.	10,456	302,910

206

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Blue Ridge Bankshares, Inc.	4,799	$72,801
Brookline Bancorp, Inc.	16,499	261,014
Business First Bancshares, Inc.	4,840	117,757
Byline Bancorp, Inc.	5,233	139,616
Cadence Bank	38,587	1,129,056
Cambridge Bancorp	1,581	134,385
Camden National Corp.	3,145	147,941
Capital Bancorp, Inc.	1,400	32,004
Capital City Bank Group, Inc.	3,946	104,017
Capstar Financial Holdings, Inc.	5,458	115,055
Carter Bankshares, Inc. (A)	6,631	115,180
Cathay General Bancorp	15,316	685,391
CBTX, Inc.	4,238	131,378
Central Pacific Financial Corp.	6,086	169,799
Citizens & Northern Corp.	4,341	105,834
City Holding Company	2,753	216,661
Civista Bancshares, Inc.	4,320	104,112
CNB Financial Corp.	4,720	124,230
Coastal Financial Corp. (A)	2,381	108,931
Columbia Banking System, Inc.	15,144	488,697
Community Bank System, Inc.	11,176	783,996
Community Trust Bancorp, Inc.	3,144	129,533
ConnectOne Bancorp, Inc.	8,140	260,561
CrossFirst Bankshares, Inc. (A)	11,094	174,841
Customers Bancorp, Inc. (A)	6,388	333,070
CVB Financial Corp.	26,828	622,678
Dime Community Bancshares, Inc.	7,245	250,460
Eagle Bancorp, Inc.	6,297	358,992
Eastern Bankshares, Inc.	36,421	784,508
Enterprise Financial Services Corp.	7,413	350,709
Equity Bancshares, Inc., Class A	3,485	112,600
Farmers National Banc Corp.	7,456	127,199
FB Financial Corp.	7,282	323,466
Financial Institutions, Inc.	3,969	119,586
First Bancorp (North Carolina)	5,756	240,428
First Bancorp (Puerto Rico)	42,689	560,080
First Bank	5,943	84,509
First Busey Corp.	10,375	262,903
First Commonwealth Financial Corp.	20,045	303,882
First Community Bankshares, Inc.	4,402	124,180
First Financial Bancorp	19,703	454,154
First Financial Bankshares, Inc.	27,555	1,215,727
First Financial Corp.	2,549	110,321
First Foundation, Inc.	8,942	217,201
First Internet Bancorp	2,233	96,041
First Interstate BancSystem, Inc., Class A	18,349	674,693
First Merchants Corp.	11,344	471,910
First Mid Bancshares, Inc.	3,971	152,844
Flushing Financial Corp.	6,175	138,011
Fulton Financial Corp.	32,719	543,790
German American Bancorp, Inc.	5,463	207,539
Glacier Bancorp, Inc.	23,272	1,170,116
Great Southern Bancorp, Inc.	2,026	119,554
Guaranty Bancshares, Inc.	2,495	87,325
Hancock Whitney Corp.	18,410	960,082
Hanmi Financial Corp.	6,913	170,129
HarborOne Bancorp, Inc.	10,982	153,968
Heartland Financial USA, Inc.	7,770	371,639
Heritage Commerce Corp.	14,319	161,089
Heritage Financial Corp.	7,765	194,591
Hilltop Holdings, Inc.	12,898	379,201
Home BancShares, Inc.	32,579	736,285
HomeStreet, Inc.	4,250	201,365
HomeTrust Bancshares, Inc.	4,188	123,672
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Hope Bancorp, Inc.	24,048	$386,692
Horizon Bancorp, Inc.	9,979	186,308
Independent Bank Corp. (Massachusetts)	9,721	794,108
Independent Bank Corp. (Michigan)	5,444	119,768
Independent Bank Group, Inc.	8,010	569,992
International Bancshares Corp.	11,025	465,365
Investors Bancorp, Inc.	47,776	713,296
Lakeland Bancorp, Inc.	10,999	183,683
Lakeland Financial Corp.	5,087	371,351
Live Oak Bancshares, Inc.	6,817	346,917
Macatawa Bank Corp.	11,250	101,363
Mercantile Bank Corp.	3,746	132,683
Meta Financial Group, Inc.	6,372	349,950
Metrocity Bankshares, Inc.	4,451	104,509
Metropolitan Bank Holding Corp. (A)	1,694	172,398
Mid Penn Bancorp, Inc.	3,320	89,009
Midland States Bancorp, Inc.	5,085	146,753
MidWestOne Financial Group, Inc.	4,067	134,618
MVB Financial Corp.	2,480	102,920
National Bank Holdings Corp., Class A	6,084	245,064
NBT Bancorp, Inc.	8,552	308,984
Nicolet Bankshares, Inc. (A)	2,391	223,726
Northrim BanCorp, Inc.	2,015	87,794
Northwest Bancshares, Inc.	25,727	347,572
OceanFirst Financial Corp.	12,586	252,979
OFG Bancorp	10,538	280,732
Old National Bancorp	60,950	998,361
Old Second Bancorp, Inc.	7,502	108,854
Origin Bancorp, Inc.	4,942	208,997
Orrstown Financial Services, Inc.	4,090	93,784
Pacific Premier Bancorp, Inc.	20,248	715,767
Park National Corp.	2,894	380,214
Peapack-Gladstone Financial Corp.	4,155	144,386
Peoples Bancorp, Inc.	6,029	188,768
Peoples Financial Services Corp.	2,058	103,888
Preferred Bank	2,969	219,973
Primis Financial Corp.	7,166	100,181
QCR Holdings, Inc.	3,268	184,936
RBB Bancorp	3,609	84,775
Renasant Corp.	11,710	391,700
Republic Bancorp, Inc., Class A	1,745	78,420
S&T Bancorp, Inc.	8,217	243,059
Sandy Spring Bancorp, Inc.	9,298	417,666
Seacoast Banking Corp. of Florida	11,357	397,722
ServisFirst Bancshares, Inc.	10,451	995,876
Sierra Bancorp	4,193	104,741
Silvergate Capital Corp., Class A (A)	5,882	885,653
Simmons First National Corp., Class A	22,770	597,029
SmartFinancial, Inc.	3,910	100,018
South Plains Financial, Inc.	2,745	72,962
Southern First Bancshares, Inc. (A)	2,023	102,849
Southside Bancshares, Inc.	6,368	260,005
SouthState Corp.	16,453	1,342,400
Spirit of Texas Bancshares, Inc.	3,462	90,981
Stock Yards Bancorp, Inc.	5,156	272,752
Texas Capital Bancshares, Inc. (A)	10,850	621,814
The Bancorp, Inc. (A)	11,295	319,987
The Bank of NT Butterfield & Son, Ltd.	10,856	389,513
The First Bancorp, Inc.	3,046	91,624
The First Bancshares, Inc.	4,398	148,037
The First of Long Island Corp.	5,476	106,563
Tompkins Financial Corp.	2,839	222,209
Towne Bank	13,542	405,447
TriCo Bancshares	5,719	228,932
TriState Capital Holdings, Inc. (A)	6,597	219,218

207

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Triumph Bancorp, Inc. (A)	5,003	$470,382
Trustmark Corp.	12,866	390,998
UMB Financial Corp.	9,114	885,516
United Bankshares, Inc.	26,929	939,284
United Community Banks, Inc.	22,447	781,156
Univest Financial Corp.	6,756	180,791
Valley National Bancorp	85,713	1,115,983
Veritex Holdings, Inc.	10,072	384,448
Washington Trust Bancorp, Inc.	3,627	190,418
WesBanco, Inc.	12,827	440,736
West BanCorp, Inc.	4,145	112,785
Westamerica BanCorp	5,498	332,629
		51,107,757
Capital markets – 1.5%
Artisan Partners Asset Management, Inc., Class A	12,734	501,083
AssetMark Financial Holdings, Inc. (A)	4,239	94,318
B. Riley Financial, Inc.	4,393	307,334
BGC Partners, Inc., Class A	69,902	307,569
Blucora, Inc. (A)	10,946	213,994
Brightsphere Investment Group, Inc.	7,042	170,769
Cohen & Steers, Inc.	5,346	459,168
Cowen, Inc., Class A	5,707	154,660
Diamond Hill Investment Group, Inc.	732	137,104
Donnelley Financial Solutions, Inc. (A)	6,455	214,693
Ellington Financial, Inc.	10,330	183,358
Federated Hermes, Inc.	19,916	678,339
Focus Financial Partners, Inc., Class A (A)	13,035	596,221
GCM Grosvenor, Inc., Class A (B)	10,742	104,305
Hamilton Lane, Inc., Class A	7,488	578,748
Houlihan Lokey, Inc.	10,835	951,313
Moelis & Company, Class A	13,121	616,031
Open Lending Corp., Class A (A)	22,761	430,411
Oppenheimer Holdings, Inc., Class A	1,944	84,720
Piper Sandler Companies	3,726	489,038
PJT Partners, Inc., Class A	5,058	319,261
Sculptor Capital Management, Inc.	5,284	73,606
StepStone Group, Inc., Class A	8,906	294,432
StoneX Group, Inc. (A)	3,512	260,696
Virtus Investment Partners, Inc.	1,551	372,224
WisdomTree Investments, Inc.	31,318	183,837
		8,777,232
Consumer finance – 0.7%
Atlanticus Holdings Corp. (A)	1,104	57,176
Curo Group Holdings Corp.	5,048	65,876
Encore Capital Group, Inc. (A)	5,205	326,510
Enova International, Inc. (A)	7,699	292,331
EZCORP, Inc., Class A (A)	11,932	72,069
FirstCash Holdings, Inc.	8,537	600,493
Green Dot Corp., Class A (A)	11,720	322,066
LendingClub Corp. (A)	21,349	336,887
LendingTree, Inc. (A)	2,587	309,586
Navient Corp.	32,190	548,518
Nelnet, Inc., Class A	3,455	293,640
Oportun Financial Corp. (A)	5,047	72,475
PRA Group, Inc. (A)	9,286	418,613
PROG Holdings, Inc. (A)	12,310	354,159
Regional Management Corp.	1,799	87,377
World Acceptance Corp. (A)	931	178,603
		4,336,379
Diversified financial services – 0.1%
Alerus Financial Corp.	3,801	105,060
A-Mark Precious Metals, Inc.	1,868	144,471
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Banco Latinoamericano de Comercio Exterior SA, Class E	7,338	$114,326
Cannae Holdings, Inc. (A)	18,237	436,229
		800,086
Insurance – 1.8%
Ambac Financial Group, Inc. (A)	10,590	110,136
American Equity Investment Life Holding Company	17,290	690,044
American National Group, Inc.	1,415	267,562
AMERISAFE, Inc.	4,321	214,624
Argo Group International Holdings, Ltd.	7,053	291,148
Bright Health Group, Inc. (A)(B)	53,298	102,865
BRP Group, Inc., Class A (A)	10,378	278,442
Citizens, Inc. (A)	14,894	63,151
CNO Financial Group, Inc.	25,585	641,928
Donegal Group, Inc., Class A	5,882	78,878
eHealth, Inc. (A)	5,492	68,156
Employers Holdings, Inc.	5,997	245,997
Enstar Group, Ltd. (A)	2,585	675,073
Genworth Financial, Inc., Class A (A)	105,287	397,985
Goosehead Insurance, Inc., Class A	3,878	304,694
HCI Group, Inc.	1,333	90,884
Horace Mann Educators Corp.	8,982	375,717
James River Group Holdings, Ltd.	8,131	201,161
Kinsale Capital Group, Inc.	4,626	1,054,821
MBIA, Inc. (A)	10,804	166,274
MetroMile, Inc. (A)	19,152	25,281
National Western Life Group, Inc., Class A	566	119,086
Palomar Holdings, Inc. (A)	5,452	348,873
ProAssurance Corp.	11,769	316,351
RLI Corp.	8,645	956,396
Safety Insurance Group, Inc.	3,136	284,906
Selective Insurance Group, Inc.	12,773	1,141,395
Selectquote, Inc. (A)	29,430	82,110
SiriusPoint, Ltd. (A)	20,397	152,570
Stewart Information Services Corp.	5,716	346,447
Tiptree, Inc.	5,852	75,198
Trupanion, Inc. (A)	8,232	733,636
United Fire Group, Inc.	4,963	154,200
Universal Insurance Holdings, Inc.	6,839	92,258
		11,148,247
Mortgage real estate investment trusts – 1.2%
AFC Gamma, Inc.	2,919	55,811
Apollo Commercial Real Estate Finance, Inc.	29,843	415,713
Arbor Realty Trust, Inc.	29,179	497,794
Ares Commercial Real Estate Corp.	10,100	156,752
ARMOUR Residential REIT, Inc.	17,649	148,252
Blackstone Mortgage Trust, Inc., Class A	31,030	986,444
BrightSpire Capital, Inc.	19,690	182,133
Broadmark Realty Capital, Inc.	26,745	231,344
Chimera Investment Corp.	50,384	606,623
Dynex Capital, Inc.	7,278	117,904
Franklin BSP Realty Trust, Inc.	7,454	104,207
Granite Point Mortgage Trust, Inc.	12,763	141,925
Great Ajax Corp.	4,994	58,580
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,585	786,627
Invesco Mortgage Capital, Inc.	66,975	152,703
KKR Real Estate Finance Trust, Inc.	5,951	122,650
Ladder Capital Corp.	25,700	305,059
MFA Financial, Inc.	94,047	379,009
New York Mortgage Trust, Inc.	81,801	298,574
Orchid Island Capital, Inc.	28,840	93,730

208

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
PennyMac Mortgage Investment Trust	21,006	$354,791
Ready Capital Corp.	12,250	184,485
Redwood Trust, Inc.	24,224	255,079
TPG RE Finance Trust, Inc.	13,635	161,029
Two Harbors Investment Corp.	68,476	378,672
		7,175,890
Thrifts and mortgage finance – 1.5%
Axos Financial, Inc. (A)	12,040	558,536
Blue Foundry Bancorp (A)	8,391	113,698
Bridgewater Bancshares, Inc. (A)	5,769	96,227
Capitol Federal Financial, Inc.	25,466	277,070
Columbia Financial, Inc. (A)	7,501	161,347
Essent Group, Ltd.	23,238	957,638
Federal Agricultural Mortgage Corp., Class C	1,934	209,800
Flagstar Bancorp, Inc.	10,454	443,250
FS Bancorp, Inc.	2,225	68,975
Home Bancorp, Inc.	2,554	104,178
Kearny Financial Corp.	14,867	191,487
Merchants Bancorp	3,264	89,368
Mr. Cooper Group, Inc. (A)	13,265	605,813
NMI Holdings, Inc., Class A (A)	18,250	376,315
Northfield Bancorp, Inc.	9,922	142,480
Ocwen Financial Corp. (A)	1,494	35,497
PCSB Financial Corp.	4,896	93,563
PennyMac Financial Services, Inc.	6,288	334,522
Premier Financial Corp.	8,189	248,372
Provident Bancorp, Inc.	5,443	88,285
Provident Financial Services, Inc.	15,635	365,859
Radian Group, Inc.	38,438	853,708
Southern Missouri Bancorp, Inc.	1,946	97,203
The Hingham Institution for Savings	307	105,362
TrustCo Bank Corp. NY	4,629	147,804
Walker & Dunlop, Inc.	6,241	807,710
Washington Federal, Inc.	13,392	439,525
Waterstone Financial, Inc.	4,900	94,766
WSFS Financial Corp.	13,849	645,640
		8,753,998
		92,099,589
Health care – 16.0%
Biotechnology – 6.7%
2seventy bio, Inc. (A)	5,086	86,767
4D Molecular Therapeutics, Inc. (A)	6,149	92,973
ACADIA Pharmaceuticals, Inc. (A)	25,840	625,845
Achillion Pharmaceuticals, Inc. (A)(C)	38,157	57,381
Acumen Pharmaceuticals, Inc. (A)	6,102	23,859
Adagio Therapeutics, Inc. (A)	12,627	57,579
Adicet Bio, Inc. (A)	5,449	108,817
Aduro Biotech, Inc. (A)(C)	4,010	12,030
Aeglea BioTherapeutics, Inc. (A)	10,692	24,592
Aerovate Therapeutics, Inc. (A)	2,802	51,361
Affimed NV (A)	26,114	114,118
Agenus, Inc. (A)	45,805	112,680
Agios Pharmaceuticals, Inc. (A)	11,960	348,156
Akebia Therapeutics, Inc. (A)	42,476	30,494
Akero Therapeutics, Inc. (A)	6,063	86,034
Akouos, Inc. (A)(B)	6,079	28,875
Alaunos Therapeutics, Inc. (A)	52,558	34,289
Albireo Pharma, Inc. (A)	4,044	120,633
Aldeyra Therapeutics, Inc. (A)	11,406	50,700
Alector, Inc. (A)	12,803	182,443
Alkermes PLC (A)	34,385	904,669
Allakos, Inc. (A)	7,794	44,426
Allogene Therapeutics, Inc. (A)	15,185	138,335
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Allovir, Inc. (A)	6,716	$45,333
Altimmune, Inc. (A)	9,298	56,625
ALX Oncology Holdings, Inc. (A)	4,101	69,307
Amicus Therapeutics, Inc. (A)	57,120	540,926
AnaptysBio, Inc. (A)	4,349	107,594
Anavex Life Sciences Corp. (A)	14,167	174,396
Anika Therapeutics, Inc. (A)	3,322	83,415
Annexon, Inc. (A)	7,664	20,923
Apellis Pharmaceuticals, Inc. (A)	15,336	779,222
Applied Molecular Transport, Inc. (A)	5,803	43,639
Arbutus Biopharma Corp. (A)(B)	19,705	58,721
Arcturus Therapeutics Holdings, Inc. (A)	4,629	124,798
Arcus Biosciences, Inc. (A)	9,664	304,996
Arcutis Biotherapeutics, Inc. (A)	6,452	124,266
Arrowhead Pharmaceuticals, Inc. (A)	21,813	1,003,180
Atara Biotherapeutics, Inc. (A)	18,919	175,758
Athersys, Inc. (A)(B)	54,505	33,003
Atossa Therapeutics, Inc. (A)	26,778	33,473
Avid Bioservices, Inc. (A)	13,122	267,295
Avidity Biosciences, Inc. (A)	8,542	157,771
Avita Medical, Inc. (A)(B)	5,827	49,413
Beam Therapeutics, Inc. (A)	10,892	624,112
BioAtla, Inc. (A)	3,964	19,820
BioCryst Pharmaceuticals, Inc. (A)	38,769	630,384
Biohaven Pharmaceutical Holding Company, Ltd. (A)	11,909	1,412,050
Bioxcel Therapeutics, Inc. (A)	4,126	86,275
Bluebird Bio, Inc. (A)	15,303	74,220
Blueprint Medicines Corp. (A)	12,602	805,016
Bridgebio Pharma, Inc. (A)	23,003	233,480
C4 Therapeutics, Inc. (A)	8,414	204,124
Cardiff Oncology, Inc. (A)	9,213	22,848
CareDx, Inc. (A)	10,990	406,520
Caribou Biosciences, Inc. (A)(B)	10,566	96,996
Catalyst Pharmaceuticals, Inc. (A)	21,230	175,997
Celldex Therapeutics, Inc. (A)	9,954	339,033
CEL-SCI Corp. (A)	8,073	31,727
Century Therapeutics, Inc. (A)	3,504	44,115
Cerevel Therapeutics Holdings, Inc. (A)	8,799	308,053
ChemoCentryx, Inc. (A)	11,722	293,871
Chimerix, Inc. (A)	17,115	78,387
Chinook Therapeutics, Inc. (A)	8,840	144,622
Clovis Oncology, Inc. (A)(B)	26,799	54,134
Codiak Biosciences, Inc. (A)	4,104	25,732
Cogent Biosciences, Inc. (A)	8,545	64,002
Coherus Biosciences, Inc. (A)	14,340	185,129
Cortexyme, Inc. (A)	4,596	28,449
Crinetics Pharmaceuticals, Inc. (A)	9,327	204,728
Cue Biopharma, Inc. (A)	7,420	36,210
Cullinan Oncology, Inc. (A)	6,059	63,438
Curis, Inc. (A)	19,758	47,024
Cytokinetics, Inc. (A)	17,079	628,678
CytomX Therapeutics, Inc. (A)	15,783	42,141
Day One Biopharmaceuticals, Inc. (A)(B)	4,446	44,104
Deciphera Pharmaceuticals, Inc. (A)	8,975	83,198
Denali Therapeutics, Inc. (A)	19,678	633,041
DermTech, Inc. (A)	5,357	78,641
Design Therapeutics, Inc. (A)	5,574	90,020
Dynavax Technologies Corp. (A)	23,486	254,588
Dyne Therapeutics, Inc. (A)	7,057	68,029
Eagle Pharmaceuticals, Inc. (A)	2,547	126,051
Editas Medicine, Inc. (A)	14,831	282,086
Eiger BioPharmaceuticals, Inc. (A)	7,096	58,897
Emergent BioSolutions, Inc. (A)	10,642	436,961
Enanta Pharmaceuticals, Inc. (A)	4,186	297,959

209

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Epizyme, Inc. (A)	33,508	$38,534
Erasca, Inc. (A)	13,087	112,548
Evelo Biosciences, Inc. (A)(B)	8,249	27,964
Fate Therapeutics, Inc. (A)	17,517	679,134
FibroGen, Inc. (A)	19,009	228,488
Foghorn Therapeutics, Inc. (A)	4,274	65,093
Forma Therapeutics Holdings, Inc. (A)	8,178	76,055
G1 Therapeutics, Inc. (A)(B)	9,016	68,522
Generation Bio Company (A)	10,148	74,486
Geron Corp. (A)	76,613	104,194
Global Blood Therapeutics, Inc. (A)	13,472	466,670
Gossamer Bio, Inc. (A)	14,360	124,645
Graphite Bio, Inc. (A)	6,119	31,207
Gritstone bio, Inc. (A)	9,462	38,983
Halozyme Therapeutics, Inc. (A)	29,664	1,183,000
Heron Therapeutics, Inc. (A)	21,235	121,464
Homology Medicines, Inc. (A)	11,201	34,051
Humanigen, Inc. (A)	10,602	31,912
iBio, Inc. (A)	68,193	29,200
Icosavax, Inc. (A)	4,971	34,996
Ideaya Biosciences, Inc. (A)	7,411	82,929
IGM Biosciences, Inc. (A)	1,897	50,707
Imago Biosciences, Inc. (A)(B)	4,072	78,467
Immuneering Corp., Class A (A)(B)	4,244	27,459
Immunic, Inc. (A)	4,094	46,262
ImmunityBio, Inc. (A)	15,138	84,924
ImmunoGen, Inc. (A)	44,436	211,515
Immunovant, Inc. (A)(B)	9,942	54,780
Infinity Pharmaceuticals, Inc. (A)	22,317	25,441
Inhibrx, Inc. (A)	6,178	137,646
Inovio Pharmaceuticals, Inc. (A)	45,588	163,661
Insmed, Inc. (A)	25,530	599,955
Instil Bio, Inc. (A)(B)	11,502	123,647
Intellia Therapeutics, Inc. (A)	14,902	1,082,928
Intercept Pharmaceuticals, Inc. (A)(B)	5,798	94,333
Ironwood Pharmaceuticals, Inc. (A)	31,262	393,276
iTeos Therapeutics, Inc. (A)	4,506	145,003
IVERIC bio, Inc. (A)	24,314	409,205
Janux Therapeutics, Inc. (A)(B)	3,636	52,140
Jounce Therapeutics, Inc. (A)	8,236	55,922
KalVista Pharmaceuticals, Inc. (A)	4,708	69,396
Karuna Therapeutics, Inc. (A)	4,751	602,379
Karyopharm Therapeutics, Inc. (A)	16,708	123,138
Keros Therapeutics, Inc. (A)	3,466	188,481
Kezar Life Sciences, Inc. (A)	7,550	125,481
Kiniksa Pharmaceuticals, Ltd., Class A (A)	7,153	71,101
Kinnate Biopharma, Inc. (A)(B)	6,273	70,634
Kodiak Sciences, Inc. (A)	7,483	57,769
Kronos Bio, Inc. (A)	8,934	64,593
Krystal Biotech, Inc. (A)	4,140	275,476
Kura Oncology, Inc. (A)	14,409	231,697
Kymera Therapeutics, Inc. (A)	7,503	317,527
Lexicon Pharmaceuticals, Inc. (A)	16,142	33,737
Ligand Pharmaceuticals, Inc. (A)	3,253	365,930
Lineage Cell Therapeutics, Inc. (A)(B)	31,209	48,062
Lyell Immunopharma, Inc. (A)(B)	31,052	156,813
MacroGenics, Inc. (A)	13,309	117,252
Madrigal Pharmaceuticals, Inc. (A)	2,592	254,327
MannKind Corp. (A)	54,562	200,788
MEI Pharma, Inc. (A)	27,787	16,742
MeiraGTx Holdings PLC (A)	6,885	95,357
Mersana Therapeutics, Inc. (A)	16,000	63,840
MiMedx Group, Inc. (A)	25,227	118,819
Molecular Templates, Inc. (A)	9,511	32,813
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Monte Rosa Therapeutics, Inc. (A)(B)	5,963	$83,601
Morphic Holding, Inc. (A)	4,446	178,507
Mustang Bio, Inc. (A)	24,493	24,738
Myriad Genetics, Inc. (A)	17,271	435,229
Nkarta, Inc. (A)(B)	3,358	38,214
Nurix Therapeutics, Inc. (A)	6,996	98,014
Nuvalent, Inc., Class A (A)(B)	3,722	51,699
Ocugen, Inc. (A)	40,342	133,129
Olema Pharmaceuticals, Inc. (A)	6,100	25,986
Omega Therapeutics, Inc. (A)	4,653	29,035
Oncocyte Corp. (A)	14,940	22,261
OPKO Health, Inc. (A)(B)	86,762	298,461
Organogenesis Holdings, Inc. (A)	14,154	107,853
ORIC Pharmaceuticals, Inc. (A)	7,140	38,128
Outlook Therapeutics, Inc. (A)	23,282	41,442
Passage Bio, Inc. (A)	8,968	27,801
PDL BioPharma, Inc. (A)(C)	28,581	51,160
PMV Pharmaceuticals, Inc. (A)	6,083	126,648
Poseida Therapeutics, Inc. (A)	6,542	29,308
Praxis Precision Medicines, Inc. (A)	7,723	78,852
Precigen, Inc. (A)	21,875	46,156
Precision BioSciences, Inc. (A)	11,300	34,804
Progenics Pharmaceuticals, Inc. (A)(C)	24,422	20,759
Prometheus Biosciences, Inc. (A)	6,194	233,885
Protagonist Therapeutics, Inc. (A)	9,774	231,448
Prothena Corp. PLC (A)	7,730	282,686
PTC Therapeutics, Inc. (A)	15,101	563,418
Puma Biotechnology, Inc. (A)	8,186	23,576
Radius Health, Inc. (A)	10,799	95,355
Rallybio Corp. (A)	3,836	26,775
RAPT Therapeutics, Inc. (A)	4,775	105,002
Recursion Pharmaceuticals, Inc., Class A (A)	24,306	174,031
REGENXBIO, Inc. (A)	8,733	289,848
Relay Therapeutics, Inc. (A)	14,678	439,313
Replimune Group, Inc. (A)	6,838	116,109
REVOLUTION Medicines, Inc. (A)	13,226	337,395
Rhythm Pharmaceuticals, Inc. (A)	10,323	118,921
Rigel Pharmaceuticals, Inc. (A)	40,220	120,258
Rocket Pharmaceuticals, Inc. (A)	9,033	143,263
Rubius Therapeutics, Inc. (A)	10,252	56,489
Sana Biotechnology, Inc. (A)	18,818	155,437
Sangamo Therapeutics, Inc. (A)	26,511	154,029
Scholar Rock Holding Corp. (A)	6,388	82,341
Selecta Biosciences, Inc. (A)	21,386	26,305
Seres Therapeutics, Inc. (A)	15,735	112,033
Shattuck Labs, Inc. (A)	6,616	28,184
Silverback Therapeutics, Inc. (A)	5,449	19,126
Sorrento Therapeutics, Inc. (A)	64,012	149,148
Spectrum Pharmaceuticals, Inc. (A)	44,264	57,101
Spero Therapeutics, Inc. (A)	5,918	51,487
SpringWorks Therapeutics, Inc. (A)	6,371	359,579
SQZ Biotechnologies Company (A)(B)	5,739	27,605
Stoke Therapeutics, Inc. (A)	4,441	93,483
Surface Oncology, Inc. (A)	9,596	28,212
Sutro Biopharma, Inc. (A)	10,069	82,767
Syndax Pharmaceuticals, Inc. (A)	10,063	174,895
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Talaris Therapeutics, Inc. (A)	4,360	42,902
Taysha Gene Therapies, Inc. (A)	5,467	35,645
TCR2 Therapeutics, Inc. (A)	7,727	21,327
Tenaya Therapeutics, Inc. (A)(B)	6,056	71,340
TG Therapeutics, Inc. (A)	28,230	268,467
Tonix Pharmaceuticals Holding Corp. (A)	111,592	25,688
Travere Therapeutics, Inc. (A)	12,779	329,315

210

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Trevena, Inc. (A)	54,659	$30,057
Turning Point Therapeutics, Inc. (A)	10,024	269,144
Twist Bioscience Corp. (A)	11,688	577,153
Tyra Biosciences, Inc. (A)	2,372	25,380
UroGen Pharma, Ltd. (A)	5,139	44,761
Vanda Pharmaceuticals, Inc. (A)	12,098	136,828
Vaxart, Inc. (A)	27,064	136,403
Vaxcyte, Inc. (A)	9,252	223,436
VBI Vaccines, Inc. (A)	43,426	72,087
Vera Therapeutics, Inc. (A)(B)	2,829	66,453
Veracyte, Inc. (A)	14,668	404,397
Verastem, Inc. (A)	39,946	56,324
Vericel Corp. (A)	10,137	387,436
Verve Therapeutics, Inc. (A)	7,512	171,424
Viking Therapeutics, Inc. (A)(B)	16,767	50,301
Vir Biotechnology, Inc. (A)	12,948	333,023
Viracta Therapeutics, Inc. (A)	8,967	42,683
VistaGen Therapeutics, Inc. (A)	45,780	56,767
Vor BioPharma, Inc. (A)	4,243	25,628
Werewolf Therapeutics, Inc. (A)	6,593	29,009
Xencor, Inc. (A)	12,322	328,751
XOMA Corp. (A)	1,032	28,875
Y-mAbs Therapeutics, Inc. (A)	8,019	95,266
Zentalis Pharmaceuticals, Inc. (A)	7,862	362,753
		40,380,043
Health care equipment and supplies – 3.3%
Accelerate Diagnostics, Inc. (A)(B)	10,815	15,574
Accuray, Inc. (A)	21,907	72,512
Alphatec Holdings, Inc. (A)	15,674	180,251
AngioDynamics, Inc. (A)	7,822	168,486
Apyx Medical Corp. (A)	7,549	49,295
Artivion, Inc. (A)	8,608	184,039
Asensus Surgical, Inc. (A)	53,438	33,495
Aspira Women's Health, Inc. (A)	17,279	17,970
AtriCure, Inc. (A)	9,678	635,554
Atrion Corp.	300	213,900
Avanos Medical, Inc. (A)	10,494	351,549
Axogen, Inc. (A)	8,848	70,253
Axonics, Inc. (A)	9,886	618,864
BioLife Solutions, Inc. (A)	2,369	53,847
Bioventus, Inc., Class A (A)	5,389	75,985
Butterfly Network, Inc. (A)	27,727	131,981
Cardiovascular Systems, Inc. (A)	8,941	202,067
Cerus Corp. (A)	37,603	206,440
ClearPoint Neuro, Inc. (A)(B)	4,599	47,876
CONMED Corp.	6,191	919,673
CryoPort, Inc. (A)	8,789	306,824
Cutera, Inc. (A)	3,941	271,929
CytoSorbents Corp. (A)	10,859	34,640
Eargo, Inc. (A)(B)	7,020	37,136
Glaukos Corp. (A)	9,764	564,554
Haemonetics Corp. (A)	10,894	688,719
Heska Corp. (A)	2,142	296,196
Inari Medical, Inc. (A)	7,426	673,093
Inogen, Inc. (A)	4,377	141,902
Integer Holdings Corp. (A)	7,038	567,052
Intersect ENT, Inc. (A)	7,442	208,450
iRadimed Corp.	1,368	61,341
iRhythm Technologies, Inc. (A)	6,323	995,683
Lantheus Holdings, Inc. (A)	14,440	798,676
LeMaitre Vascular, Inc.	4,115	191,224
LivaNova PLC (A)	11,514	942,191
Meridian Bioscience, Inc. (A)	9,155	237,664
Merit Medical Systems, Inc. (A)	11,027	733,516
Mesa Laboratories, Inc.	1,080	275,270
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Natus Medical, Inc. (A)	7,522	$197,678
Neogen Corp. (A)	23,096	712,281
Nevro Corp. (A)	7,517	543,705
NuVasive, Inc. (A)	11,196	634,813
OraSure Technologies, Inc. (A)	15,993	108,433
Ortho Clinical Diagnostics Holdings PLC (A)	24,378	454,893
Orthofix Medical, Inc. (A)	4,334	141,722
OrthoPediatrics Corp. (A)	3,149	170,015
Outset Medical, Inc. (A)	10,008	454,363
PAVmed, Inc. (A)(B)	17,355	22,909
PROCEPT BioRobotics Corp. (A)	1,281	44,822
Pulmonx Corp. (A)	5,794	143,749
Quotient, Ltd. (A)	22,235	26,682
RxSight, Inc. (A)	3,345	41,411
SeaSpine Holdings Corp. (A)	7,463	90,750
Senseonics Holdings, Inc. (A)(B)	93,468	184,132
Shockwave Medical, Inc. (A)	7,229	1,499,005
SI-BONE, Inc. (A)	7,380	166,788
Sientra, Inc. (A)	13,994	31,067
Sight Sciences, Inc. (A)	4,183	48,355
Silk Road Medical, Inc. (A)	7,645	315,662
STAAR Surgical Company (A)	10,225	817,080
Stereotaxis, Inc. (A)	11,987	44,712
Surmodics, Inc. (A)	3,132	141,974
Tactile Systems Technology, Inc. (A)	4,358	87,857
TransMedics Group, Inc. (A)	5,949	160,266
Treace Medical Concepts, Inc. (A)	5,809	109,848
Utah Medical Products, Inc.	858	77,100
Vapotherm, Inc. (A)	5,309	73,795
Varex Imaging Corp. (A)	8,477	180,475
ViewRay, Inc. (A)	31,400	123,088
		20,125,101
Health care providers and services – 2.9%
1Life Healthcare, Inc. (A)	25,505	282,595
Accolade, Inc. (A)	11,222	197,058
AdaptHealth Corp. (A)	15,714	251,895
Addus HomeCare Corp. (A)	3,372	314,574
Agiliti, Inc. (A)	5,146	108,581
Alignment Healthcare, Inc. (A)	16,326	183,341
AMN Healthcare Services, Inc. (A)	10,047	1,048,204
Apollo Medical Holdings, Inc. (A)(B)	8,101	392,655
Aveanna Healthcare Holdings, Inc. (A)	8,895	30,332
Brookdale Senior Living, Inc. (A)	40,822	287,795
Castle Biosciences, Inc. (A)	4,605	206,580
Community Health Systems, Inc. (A)	26,694	316,858
CorVel Corp. (A)	1,865	314,141
Covetrus, Inc. (A)	22,868	383,954
Cross Country Healthcare, Inc. (A)	7,794	168,896
Fulgent Genetics, Inc. (A)	4,508	281,344
Hanger, Inc. (A)	8,497	155,750
HealthEquity, Inc. (A)	17,551	1,183,639
InfuSystem Holdings, Inc. (A)	3,214	31,497
Invitae Corp. (A)	43,512	346,791
LHC Group, Inc. (A)	6,560	1,106,016
LifeStance Health Group, Inc. (A)(B)	14,247	144,037
MEDNAX, Inc. (A)	16,609	389,979
ModivCare, Inc. (A)	2,706	312,245
National HealthCare Corp.	2,604	182,879
National Research Corp.	3,166	125,532
Option Care Health, Inc. (A)	33,419	954,447
Owens & Minor, Inc.	15,454	680,285
Patterson Companies, Inc.	18,315	592,857
PetIQ, Inc. (A)	5,992	146,205
Privia Health Group, Inc. (A)	8,315	222,260

211

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Progyny, Inc. (A)	13,857	$712,250
R1 RCM, Inc. (A)	25,637	686,046
RadNet, Inc. (A)	9,976	223,163
Select Medical Holdings Corp.	23,850	572,162
SOC Telemed, Inc. (A)	13,445	40,201
Surgery Partners, Inc. (A)	7,152	393,718
Tenet Healthcare Corp. (A)	22,666	1,948,369
The Ensign Group, Inc.	11,282	1,015,493
The Joint Corp. (A)	3,071	108,683
The Pennant Group, Inc. (A)	5,920	110,290
Tivity Health, Inc. (A)	9,593	308,607
US Physical Therapy, Inc.	2,777	276,173
Viemed Healthcare, Inc. (A)	9,933	49,466
		17,787,843
Health care technology – 1.0%
Allscripts Healthcare Solutions, Inc. (A)	26,048	586,601
American Well Corp., Class A (A)	41,207	173,481
Computer Programs & Systems, Inc. (A)	3,368	116,028
Evolent Health, Inc., Class A (A)	17,110	552,653
Health Catalyst, Inc. (A)	11,049	288,710
HealthStream, Inc. (A)	5,315	105,875
Inspire Medical Systems, Inc. (A)	5,747	1,475,197
MultiPlan Corp. (A)(B)	71,990	336,913
NextGen Healthcare, Inc. (A)	12,236	255,855
Omnicell, Inc. (A)	9,315	1,206,199
OptimizeRx Corp. (A)	3,745	141,224
Phreesia, Inc. (A)	10,752	283,423
Schrodinger, Inc. (A)	9,928	338,743
Simulations Plus, Inc.	3,504	178,634
Tabula Rasa HealthCare, Inc. (A)	5,292	30,482
		6,070,018
Life sciences tools and services – 0.6%
Absci Corp. (A)	11,503	96,970
Berkeley Lights, Inc. (A)	10,782	76,660
Bionano Genomics, Inc. (A)(B)	63,323	163,373
ChromaDex Corp. (A)	11,279	27,746
Codexis, Inc. (A)	13,029	268,658
Cytek Biosciences, Inc. (A)(B)	19,335	208,431
Fluidigm Corp. (A)(B)	17,384	62,409
Harvard Bioscience, Inc. (A)	10,064	62,497
Inotiv, Inc. (A)	3,569	93,436
MaxCyte, Inc. (A)	20,686	144,595
Medpace Holdings, Inc. (A)	6,204	1,014,912
NanoString Technologies, Inc. (A)	9,915	344,546
NeoGenomics, Inc. (A)	24,590	298,769
Pacific Biosciences of California, Inc. (A)	41,977	381,991
Personalis, Inc. (A)	8,159	66,822
Quanterix Corp. (A)	6,859	200,214
Seer, Inc. (A)	9,382	142,982
Singular Genomics Systems, Inc. (A)	9,814	61,926
		3,716,937
Pharmaceuticals – 1.5%
9 Meters Biopharma, Inc. (A)	53,079	31,810
Aclaris Therapeutics, Inc. (A)(B)	11,326	195,260
Aerie Pharmaceuticals, Inc. (A)	9,966	90,691
Amneal Pharmaceuticals, Inc. (A)	22,604	94,259
Amphastar Pharmaceuticals, Inc. (A)	8,016	287,774
Amylyx Pharmaceuticals, Inc. (A)	1,886	24,235
ANI Pharmaceuticals, Inc. (A)	2,535	71,259
Antares Pharma, Inc. (A)	38,732	158,801
Arvinas, Inc. (A)	9,958	670,173
Atea Pharmaceuticals, Inc. (A)	14,066	101,557
Athira Pharma, Inc. (A)(B)	7,405	99,968
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Axsome Therapeutics, Inc. (A)(B)	6,109	$252,852
Cara Therapeutics, Inc. (A)	10,308	125,242
Cassava Sciences, Inc. (A)(B)	8,232	305,736
CinCor Pharma, Inc. (A)	2,175	38,150
Citius Pharmaceuticals, Inc. (A)(B)	26,043	46,617
Collegium Pharmaceutical, Inc. (A)	7,764	158,075
Corcept Therapeutics, Inc. (A)	18,886	425,313
CorMedix, Inc. (A)(B)	8,192	44,892
Cymabay Therapeutics, Inc. (A)	18,114	56,335
DICE Therapeutics, Inc. (A)	2,833	54,195
Edgewise Therapeutics, Inc. (A)	8,040	77,988
Endo International PLC (A)	49,899	115,267
Esperion Therapeutics, Inc. (A)	12,857	59,656
Evolus, Inc. (A)	7,505	84,206
EyePoint Pharmaceuticals, Inc. (A)	5,201	63,192
Fulcrum Therapeutics, Inc. (A)	6,019	142,349
Harmony Biosciences Holdings, Inc. (A)	4,983	242,423
Ikena Oncology, Inc. (A)(B)	6,585	40,169
Innoviva, Inc. (A)	9,201	178,039
Intra-Cellular Therapies, Inc. (A)	16,967	1,038,211
KemPharm, Inc. (A)(B)	7,980	40,139
Marinus Pharmaceuticals, Inc. (A)(B)	8,613	80,532
Mind Medicine MindMed, Inc. (A)(B)	77,675	86,219
NGM Biopharmaceuticals, Inc. (A)	7,276	110,959
Nuvation Bio, Inc. (A)(B)	33,476	176,084
Ocular Therapeutix, Inc. (A)	17,574	86,991
Omeros Corp. (A)(B)	13,931	83,725
Oramed Pharmaceuticals, Inc. (A)	7,615	65,870
Pacira BioSciences, Inc. (A)	9,452	721,377
Paratek Pharmaceuticals, Inc. (A)	13,470	40,006
Phathom Pharmaceuticals, Inc. (A)	4,746	64,593
Phibro Animal Health Corp., Class A	4,993	99,610
Pliant Therapeutics, Inc. (A)	5,568	39,032
Prestige Consumer Healthcare, Inc. (A)	10,516	556,717
Provention Bio, Inc. (A)(B)	12,824	93,872
Rain Therapeutics, Inc. (A)	3,707	18,794
Reata Pharmaceuticals, Inc., Class A (A)	6,011	196,920
Relmada Therapeutics, Inc. (A)	5,122	138,243
Revance Therapeutics, Inc. (A)	15,566	303,537
SIGA Technologies, Inc. (A)	11,119	78,834
Supernus Pharmaceuticals, Inc. (A)	10,513	339,780
Tarsus Pharmaceuticals, Inc. (A)	1,991	33,489
TherapeuticsMD, Inc. (A)(B)	118,358	44,976
Theravance Biopharma, Inc. (A)	13,812	132,043
Theseus Pharmaceuticals, Inc. (A)	2,443	28,168
Zogenix, Inc. (A)(C)	12,884	8,761
		9,043,965
		97,123,907
Industrials – 14.9%
Aerospace and defense – 0.8%
AAR Corp. (A)	7,334	355,186
Aerojet Rocketdyne Holdings, Inc. (A)	15,968	628,341
AeroVironment, Inc. (A)	4,837	455,355
AerSale Corp. (A)(B)	2,410	37,885
Astronics Corp. (A)	6,078	78,589
Byrna Technologies, Inc. (A)(B)	4,298	35,115
Ducommun, Inc. (A)	2,476	129,718
Kaman Corp.	6,007	261,184
Kratos Defense & Security Solutions, Inc. (A)	26,459	541,880
Maxar Technologies, Inc.	15,616	616,207
Moog, Inc., Class A	6,183	542,867
National Presto Industries, Inc.	1,222	94,033
Park Aerospace Corp.	5,029	65,628
Parsons Corp. (A)	5,677	219,700

212

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Triumph Group, Inc. (A)	13,821	$349,395
Vectrus, Inc. (A)	2,721	97,575
		4,508,658
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	12,753	426,588
Atlas Air Worldwide Holdings, Inc. (A)	6,082	525,302
Forward Air Corp.	5,805	567,613
Hub Group, Inc., Class A (A)	7,097	547,959
		2,067,462
Airlines – 0.3%
Allegiant Travel Company (A)	3,331	540,921
Frontier Group Holdings, Inc. (A)	7,635	86,505
Hawaiian Holdings, Inc. (A)	11,658	229,663
Mesa Air Group, Inc. (A)	8,384	36,890
SkyWest, Inc. (A)	10,761	310,455
Spirit Airlines, Inc. (A)	21,404	468,105
Sun Country Airlines Holdings, Inc. (A)	5,150	134,827
		1,807,366
Building products – 1.2%
AAON, Inc.	8,966	499,675
American Woodmark Corp. (A)	3,732	182,681
Apogee Enterprises, Inc.	5,380	255,335
Caesarstone, Ltd.	6,340	66,697
Cornerstone Building Brands, Inc. (A)	12,012	292,132
CSW Industrials, Inc.	3,174	373,231
Gibraltar Industries, Inc. (A)	7,090	304,516
Griffon Corp.	10,158	203,465
Insteel Industries, Inc.	4,101	151,696
JELD-WEN Holding, Inc. (A)	18,367	372,483
Masonite International Corp. (A)	5,141	457,241
PGT Innovations, Inc. (A)	12,930	232,481
Quanex Building Products Corp.	7,731	162,274
Resideo Technologies, Inc. (A)	30,958	737,729
Simpson Manufacturing Company, Inc.	9,278	1,011,673
UFP Industries, Inc.	12,730	982,247
View, Inc. (A)	25,103	46,190
Zurn Water Solutions Corp.	25,930	917,922
		7,249,668
Commercial services and supplies – 1.7%
ABM Industries, Inc.	14,433	664,495
ACCO Brands Corp.	20,645	165,160
Aris Water Solution, Inc., Class A	3,340	60,788
Brady Corp., Class A	10,050	465,014
BrightView Holdings, Inc. (A)	9,411	128,084
Casella Waste Systems, Inc., Class A (A)	10,489	919,361
CECO Environmental Corp. (A)	7,119	39,083
Cimpress PLC (A)	3,760	239,098
CoreCivic, Inc. (A)	26,204	292,699
Deluxe Corp.	9,212	278,571
Ennis, Inc.	5,909	109,139
Harsco Corp. (A)	17,364	212,535
Healthcare Services Group, Inc.	16,345	303,527
Heritage-Crystal Clean, Inc. (A)	3,832	113,466
HNI Corp.	9,453	350,234
Interface, Inc.	12,997	176,369
KAR Auction Services, Inc. (A)	26,252	473,849
Kimball International, Inc., Class B	9,622	81,306
Matthews International Corp., Class A	6,954	225,031
MillerKnoll, Inc.	16,097	556,312
Montrose Environmental Group, Inc. (A)	5,310	281,058
Pitney Bowes, Inc.	39,518	205,494
SP Plus Corp. (A)	5,279	165,549
Steelcase, Inc., Class A	19,284	230,444
Tetra Tech, Inc.	11,495	1,895,985
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
The Brink's Company	10,351	$703,868
UniFirst Corp.	3,213	592,092
US Ecology, Inc. (A)	6,928	331,713
Viad Corp. (A)	4,686	167,009
VSE Corp.	2,627	121,078
		10,548,411
Construction and engineering – 1.6%
Ameresco, Inc., Class A (A)	6,635	527,483
API Group Corp. (A)	43,577	916,424
Arcosa, Inc.	10,398	595,286
Argan, Inc.	3,393	137,722
Comfort Systems USA, Inc.	7,642	680,214
Concrete Pumping Holdings, Inc. (A)	6,889	46,156
Construction Partners, Inc., Class A (A)	7,049	184,543
Dycom Industries, Inc. (A)	6,351	604,996
EMCOR Group, Inc.	11,320	1,274,972
Fluor Corp. (A)	30,537	876,107
Granite Construction, Inc.	9,824	322,227
Great Lakes Dredge & Dock Corp. (A)	13,947	195,676
IES Holdings, Inc. (A)	2,028	81,526
Infrastructure and Energy Alternatives, Inc. (A)	6,508	77,120
Innovate Corp. (A)(B)	7,784	28,723
Matrix Service Company (A)	7,471	61,412
MYR Group, Inc. (A)	3,512	330,268
NV5 Global, Inc. (A)	2,888	384,970
Primoris Services Corp.	11,812	281,362
Sterling Construction Company, Inc. (A)	6,282	168,358
Tutor Perini Corp. (A)	9,399	101,509
WillScot Mobile Mini Holdings Corp. (A)	44,650	1,747,155
		9,624,209
Electrical equipment – 0.9%
Allied Motion Technologies, Inc.	2,986	89,102
American Superconductor Corp. (A)	6,886	52,402
Array Technologies, Inc. (A)	27,787	313,159
Atkore, Inc. (A)	9,560	941,086
AZZ, Inc.	5,165	249,160
Babcock & Wilcox Enterprises, Inc. (A)	12,860	104,938
Beam Global (A)(B)	2,122	43,395
Blink Charging Company (A)(B)	8,035	212,606
Bloom Energy Corp., Class A (A)	30,366	733,339
Encore Wire Corp.	4,202	479,322
EnerSys	8,912	664,568
Eos Energy Enterprises, Inc. (A)(B)	10,356	43,288
FTC Solar, Inc. (A)(B)	7,894	38,917
FuelCell Energy, Inc. (A)	78,765	453,686
GrafTech International, Ltd.	43,086	414,487
Romeo Power, Inc. (A)(B)	30,391	45,283
Stem, Inc. (A)	23,356	257,150
Thermon Group Holdings, Inc. (A)	7,788	126,166
TPI Composites, Inc. (A)	8,082	113,633
Vicor Corp. (A)	4,535	319,944
		5,695,631
Machinery – 3.5%
Alamo Group, Inc.	2,064	296,783
Albany International Corp., Class A	6,494	547,574
Altra Industrial Motion Corp.	14,136	550,314
Astec Industries, Inc.	4,993	214,699
Barnes Group, Inc.	10,170	408,732
Blue Bird Corp. (A)	3,902	73,436
Chart Industries, Inc. (A)	7,808	1,341,180
CIRCOR International, Inc. (A)	4,348	115,744
Columbus McKinnon Corp.	5,960	252,704

213

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Commercial Vehicle Group, Inc. (A)	8,180	$69,121
Desktop Metal, Inc., Class A (A)(B)	42,737	202,573
Douglas Dynamics, Inc.	5,005	173,123
Energy Recovery, Inc. (A)	9,438	190,081
Enerpac Tool Group Corp.	13,548	296,566
EnPro Industries, Inc.	4,354	425,516
ESCO Technologies, Inc.	5,482	383,301
Evoqua Water Technologies Corp. (A)	24,803	1,165,245
Federal Signal Corp.	12,789	431,629
Franklin Electric Company, Inc.	9,837	816,864
Helios Technologies, Inc.	7,006	562,232
Hillenbrand, Inc.	15,658	691,614
Hydrofarm Holdings Group, Inc. (A)	8,630	130,745
Hyliion Holdings Corp. (A)	26,595	117,816
Hyster-Yale Materials Handling, Inc.	2,296	76,250
Ideanomics, Inc. (A)(B)	91,681	102,683
John Bean Technologies Corp.	6,739	798,369
Kadant, Inc.	2,463	478,290
Kennametal, Inc.	18,089	517,526
Lindsay Corp.	2,256	354,215
Luxfer Holdings PLC	6,084	102,211
Meritor, Inc. (A)	14,515	516,299
Miller Industries, Inc.	2,781	78,313
Mueller Industries, Inc.	11,853	642,077
Mueller Water Products, Inc., Class A	33,797	436,657
Nikola Corp. (A)(B)	49,734	532,651
Omega Flex, Inc.	709	92,078
Park-Ohio Holdings Corp.	2,563	36,061
Proto Labs, Inc. (A)	6,220	329,038
RBC Bearings, Inc. (A)	5,621	1,089,799
REV Group, Inc.	6,669	89,365
SPX Corp. (A)	9,422	465,541
SPX FLOW, Inc.	8,816	760,116
Standex International Corp.	2,514	251,199
Tennant Company	3,957	311,812
Terex Corp.	14,498	516,999
The Gorman-Rupp Company	4,903	175,920
The Greenbrier Companies, Inc.	6,855	353,101
The Manitowoc Company, Inc. (A)	7,823	117,971
The Shyft Group, Inc.	7,426	268,153
Titan International, Inc. (A)	11,573	170,470
Trinity Industries, Inc.	16,609	570,685
Wabash National Corp.	10,635	157,823
Watts Water Technologies, Inc., Class A	5,808	810,739
Welbilt, Inc. (A)	27,861	661,699
		21,321,702
Marine – 0.3%
Costamare, Inc.	11,391	194,217
Eagle Bulk Shipping, Inc. (B)	2,015	137,242
Genco Shipping & Trading, Ltd.	7,090	167,466
Matson, Inc.	8,832	1,065,316
Safe Bulkers, Inc.	14,646	69,715
		1,633,956
Professional services – 1.8%
Acacia Research Corp. (A)	12,793	57,696
ASGN, Inc. (A)	10,867	1,268,288
Atlas Technical Consultants, Inc. (A)	2,138	25,742
Barrett Business Services, Inc.	1,802	139,601
CBIZ, Inc. (A)	10,486	440,097
CRA International, Inc.	1,556	131,109
Exponent, Inc.	11,113	1,200,760
First Advantage Corp. (A)	10,142	204,767
Forrester Research, Inc. (A)	2,570	144,999
Franklin Covey Company (A)	2,920	132,042
Heidrick & Struggles International, Inc.	4,284	169,561
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
HireRight Holdings Corp. (A)	3,499	$59,833
Huron Consulting Group, Inc. (A)	4,744	217,323
ICF International, Inc.	3,906	367,711
Insperity, Inc.	7,836	786,891
KBR, Inc.	30,122	1,648,577
Kelly Services, Inc., Class A	7,977	173,021
Kforce, Inc.	4,339	320,956
Korn Ferry	11,593	752,849
ManTech International Corp., Class A	5,812	500,936
Mistras Group, Inc. (A)	6,058	40,043
Resources Connection, Inc.	7,303	125,173
Sterling Check Corp. (A)	2,825	74,665
TriNet Group, Inc. (A)	8,627	848,552
TrueBlue, Inc. (A)	7,581	219,015
Upwork, Inc. (A)	25,522	593,131
Willdan Group, Inc. (A)	2,864	87,896
		10,731,234
Road and rail – 0.9%
ArcBest Corp.	5,440	437,920
Avis Budget Group, Inc. (A)	8,815	2,320,990
Covenant Logistics Group, Inc.	3,228	69,499
Daseke, Inc. (A)	9,289	93,540
Heartland Express, Inc.	10,660	149,986
Marten Transport, Ltd.	13,548	240,612
P.A.M. Transportation Services, Inc. (A)	954	33,152
Saia, Inc. (A)	5,668	1,381,972
Werner Enterprises, Inc.	12,985	532,385
Yellow Corp. (A)	11,735	82,262
		5,342,318
Trading companies and distributors – 1.6%
Applied Industrial Technologies, Inc.	8,203	842,120
Beacon Roofing Supply, Inc. (A)	12,020	712,546
BlueLinx Holdings, Inc. (A)	1,984	142,610
Boise Cascade Company	8,345	579,727
Custom Truck One Source, Inc. (A)	11,118	93,280
DXP Enterprises, Inc. (A)	4,151	112,451
GATX Corp.	7,501	925,098
Global Industrial Company	2,631	84,797
GMS, Inc. (A)	9,170	456,391
H&E Equipment Services, Inc.	7,007	304,945
Herc Holdings, Inc.	5,342	892,595
McGrath RentCorp	5,180	440,196
MRC Global, Inc. (A)	17,948	213,761
NOW, Inc. (A)	24,452	269,706
Rush Enterprises, Inc., Class A	8,316	423,368
Rush Enterprises, Inc., Class B	2,077	100,423
Textainer Group Holdings, Ltd.	10,072	383,441
Titan Machinery, Inc. (A)	4,307	121,716
Transcat, Inc. (A)	1,580	128,201
Triton International, Ltd.	14,212	997,398
Veritiv Corp. (A)	3,045	406,782
WESCO International, Inc. (A)	9,484	1,234,248
		9,865,800
		90,396,415
Information technology – 13.2%
Communications equipment – 0.7%
ADTRAN, Inc.	10,624	196,013
Aviat Networks, Inc. (A)	2,338	71,940
CalAmp Corp. (A)	8,593	62,815
Calix, Inc. (A)	11,817	507,067
Cambium Networks Corp. (A)	2,508	59,289
Clearfield, Inc. (A)	2,537	165,463
Comtech Telecommunications Corp.	6,012	94,328
Digi International, Inc. (A)	7,892	169,836

214

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
DZS, Inc. (A)	2,913	$40,403
EMCORE Corp. (A)	8,801	32,564
Extreme Networks, Inc. (A)	27,319	333,565
Harmonic, Inc. (A)	19,629	182,353
Infinera Corp. (A)	39,830	345,326
Inseego Corp. (A)(B)	19,063	77,205
NETGEAR, Inc. (A)	6,427	158,618
NetScout Systems, Inc. (A)	14,929	478,922
Plantronics, Inc. (A)	9,194	362,244
Ribbon Communications, Inc. (A)	16,289	50,333
Viavi Solutions, Inc. (A)	49,054	788,788
		4,177,072
Electronic equipment, instruments and components – 2.3%
908 Devices, Inc. (A)	4,260	80,983
Advanced Energy Industries, Inc.	8,136	700,347
Aeva Technologies, Inc. (A)	21,685	93,896
Akoustis Technologies, Inc. (A)(B)	10,805	70,233
Arlo Technologies, Inc. (A)	18,824	166,781
Badger Meter, Inc.	6,207	618,900
Belden, Inc.	9,432	522,533
Benchmark Electronics, Inc.	7,505	187,925
CTS Corp.	6,942	245,330
Daktronics, Inc. (A)	12,237	46,990
ePlus, Inc. (A)	5,630	315,618
Fabrinet (A)	7,850	825,271
FARO Technologies, Inc. (A)	4,036	209,549
Identiv, Inc. (A)	5,150	83,276
II-VI, Inc. (A)	22,663	1,642,841
Insight Enterprises, Inc. (A)	7,290	782,363
Itron, Inc. (A)	9,784	515,421
Kimball Electronics, Inc. (A)	5,461	109,165
Knowles Corp. (A)	18,384	395,808
Luna Innovations, Inc. (A)	8,474	65,335
Methode Electronics, Inc.	7,825	338,431
MicroVision, Inc. (A)(B)	36,587	170,861
Napco Security Technologies, Inc. (A)	6,532	134,037
nLight, Inc. (A)	9,669	167,660
Novanta, Inc. (A)	7,514	1,069,167
OSI Systems, Inc. (A)	3,541	301,410
Ouster, Inc. (A)(B)	30,430	136,935
PAR Technology Corp. (A)	5,338	215,335
PC Connection, Inc.	2,319	121,492
Plexus Corp. (A)	5,934	485,461
Rogers Corp. (A)	3,949	1,072,943
Sanmina Corp. (A)	13,242	535,242
ScanSource, Inc. (A)	5,389	187,483
TTM Technologies, Inc. (A)	22,418	332,235
Velodyne Lidar, Inc. (A)	18,740	47,974
Vishay Intertechnology, Inc.	28,376	556,170
Vishay Precision Group, Inc. (A)	3,177	102,141
		13,653,542
IT services – 1.5%
BigCommerce Holdings, Inc., Series 1 (A)	10,621	232,706
Brightcove, Inc. (A)	9,813	76,541
Cantaloupe, Inc. (A)	13,611	92,146
Cass Information Systems, Inc.	3,511	129,591
Conduent, Inc. (A)	37,818	195,141
CSG Systems International, Inc.	6,855	435,772
DigitalOcean Holdings, Inc. (A)	10,859	628,193
EVERTEC, Inc.	12,960	530,453
EVO Payments, Inc., Class A (A)	10,523	242,976
ExlService Holdings, Inc. (A)	7,011	1,004,466
Flywire Corp. (A)	12,453	380,813
Grid Dynamics Holdings, Inc. (A)	9,309	131,071
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
i3 Verticals, Inc., Class A (A)	4,904	$136,625
International Money Express, Inc. (A)	7,473	154,019
Limelight Networks, Inc. (A)	28,241	147,418
LiveRamp Holdings, Inc. (A)	14,333	535,911
Maximus, Inc.	13,050	978,098
MoneyGram International, Inc. (A)	19,470	205,603
Paya Holdings, Inc. (A)	18,744	109,840
Perficient, Inc. (A)	6,994	769,969
Rackspace Technology, Inc. (A)(B)	12,110	135,148
Repay Holdings Corp. (A)	19,145	282,772
The Hackett Group, Inc.	5,795	133,633
TTEC Holdings, Inc.	3,946	325,624
Tucows, Inc., Class A (A)	2,224	151,899
Unisys Corp. (A)	14,077	304,204
Verra Mobility Corp. (A)	30,324	493,675
		8,944,307
Semiconductors and semiconductor equipment – 3.2%
Alpha & Omega Semiconductor, Ltd. (A)	4,679	255,707
Ambarella, Inc. (A)	7,570	794,244
Amkor Technology, Inc.	21,822	473,974
Atomera, Inc. (A)(B)	4,756	62,113
Axcelis Technologies, Inc. (A)	7,038	531,580
AXT, Inc. (A)	10,109	70,965
CEVA, Inc. (A)	5,143	209,063
CMC Materials, Inc.	6,065	1,124,451
Cohu, Inc. (A)	10,347	306,271
Credo Technology Group Holding, Ltd. (A)	4,064	61,895
Diodes, Inc. (A)	9,312	810,051
FormFactor, Inc. (A)	16,727	703,036
Ichor Holdings, Ltd. (A)	6,177	220,025
Impinj, Inc. (A)	4,135	262,738
Kopin Corp. (A)(B)	17,663	44,687
Kulicke & Soffa Industries, Inc.	13,022	729,492
Lattice Semiconductor Corp. (A)	28,958	1,764,990
MACOM Technology Solutions Holdings, Inc. (A)	10,475	627,138
MaxLinear, Inc. (A)	15,167	884,994
Meta Materials, Inc. (A)(B)	45,983	76,792
NeoPhotonics Corp. (A)	11,080	168,527
NVE Corp.	1,321	71,955
Onto Innovation, Inc. (A)	10,404	904,004
PDF Solutions, Inc. (A)	6,606	184,109
Photronics, Inc. (A)	12,723	215,909
Power Integrations, Inc.	12,571	1,165,080
Rambus, Inc. (A)	23,207	740,071
Semtech Corp. (A)	13,852	960,498
Silicon Laboratories, Inc. (A)	8,111	1,218,272
SiTime Corp. (A)	3,377	836,888
SMART Global Holdings, Inc. (A)	9,447	244,016
SunPower Corp. (A)	17,336	372,377
Synaptics, Inc. (A)	8,272	1,650,264
Ultra Clean Holdings, Inc. (A)	9,576	405,927
Veeco Instruments, Inc. (A)	10,916	296,806
		19,448,909
Software – 5.3%
8x8, Inc. (A)	24,551	309,097
A10 Networks, Inc.	12,936	180,457
ACI Worldwide, Inc. (A)	25,336	797,831
Agilysys, Inc. (A)	4,363	173,996
Alarm.com Holdings, Inc. (A)	10,217	679,022
Alkami Technology, Inc. (A)	5,491	78,576
Altair Engineering, Inc., Class A (A)	9,925	639,170
American Software, Inc., Class A	7,122	148,422
Appfolio, Inc., Class A (A)	4,086	462,576

215

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Appian Corp. (A)	8,539	$519,342
Asana, Inc., Class A (A)(B)	15,478	618,656
Avaya Holdings Corp. (A)	18,091	229,213
AvidXchange Holdings, Inc. (A)	4,601	37,038
Benefitfocus, Inc. (A)	6,133	77,398
Blackbaud, Inc. (A)	10,339	618,996
Blackline, Inc. (A)	11,652	853,159
Bottomline Technologies DE, Inc. (A)	9,490	537,893
Box, Inc., Class A (A)	29,204	848,668
BTRS Holdings, Inc., Class 1 (A)	18,881	141,230
Cerence, Inc. (A)	8,243	297,572
ChannelAdvisor Corp. (A)	6,737	111,632
Cleanspark, Inc. (A)(B)	8,432	104,304
CommVault Systems, Inc. (A)	9,562	634,439
Consensus Cloud Solutions, Inc. (A)	3,148	189,289
CoreCard Corp. (A)(B)	1,799	49,293
Couchbase, Inc. (A)	4,692	81,735
CS Disco, Inc. (A)	2,973	100,993
Digimarc Corp. (A)(B)	2,985	78,714
Digital Turbine, Inc. (A)	19,403	850,045
Domo, Inc., Class B (A)	5,987	302,763
E2open Parent Holdings, Inc. (A)	40,619	357,853
Ebix, Inc.	5,859	194,226
eGain Corp. (A)	5,111	59,185
Enfusion, Inc., Class A (A)	4,033	51,300
EngageSmart, Inc. (A)	2,898	61,756
Envestnet, Inc. (A)	11,642	866,630
EverCommerce, Inc. (A)	5,445	71,874
GTY Technology Holdings, Inc. (A)	7,660	24,742
Instructure Holdings, Inc. (A)	2,895	58,074
Intapp, Inc. (A)	2,444	58,680
InterDigital, Inc.	6,685	426,503
JFrog, Ltd. (A)	11,764	317,040
LivePerson, Inc. (A)	14,117	344,737
Marathon Digital Holdings, Inc. (A)(B)	20,512	573,310
MeridianLink, Inc. (A)	3,877	70,174
MicroStrategy, Inc., Class A (A)(B)	1,985	965,345
Mimecast, Ltd. (A)	13,127	1,044,384
Mitek Systems, Inc. (A)	9,740	142,886
Model N, Inc. (A)	7,840	210,896
Momentive Global, Inc. (A)	28,348	460,938
ON24, Inc. (A)	6,350	83,503
OneSpan, Inc. (A)	8,126	117,339
PagerDuty, Inc. (A)	17,801	608,616
Ping Identity Holding Corp. (A)	11,932	327,295
Progress Software Corp.	9,355	440,527
PROS Holdings, Inc. (A)	8,702	289,864
Q2 Holdings, Inc. (A)	11,834	729,566
Qualys, Inc. (A)	7,277	1,036,318
Rapid7, Inc. (A)	12,034	1,338,662
Rekor Systems, Inc. (A)(B)	7,632	34,802
Rimini Street, Inc. (A)	10,896	63,197
Riot Blockchain, Inc. (A)	22,784	482,337
Sailpoint Technologies Holdings, Inc. (A)	19,671	1,006,762
Sapiens International Corp. NV	6,859	174,150
SecureWorks Corp., Class A (A)	2,828	37,471
ShotSpotter, Inc. (A)	2,147	59,515
Sprout Social, Inc., Class A (A)	9,753	781,410
SPS Commerce, Inc. (A)	7,687	1,008,534
Sumo Logic, Inc. (A)	19,325	225,523
Telos Corp. (A)	8,913	88,863
Tenable Holdings, Inc. (A)	19,807	1,144,647
Upland Software, Inc. (A)	6,587	115,997
Varonis Systems, Inc. (A)	23,049	1,095,749
Verint Systems, Inc. (A)	13,673	706,894
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Veritone, Inc. (A)	6,326	$115,639
Vonage Holdings Corp. (A)	52,634	1,067,944
Workiva, Inc. (A)	9,164	1,081,352
Xperi Holding Corp.	22,755	394,117
Yext, Inc. (A)	25,095	172,905
Zuora, Inc., Class A (A)	24,368	365,033
		32,306,583
Technology hardware, storage and peripherals – 0.2%
3D Systems Corp. (A)	26,541	442,704
Avid Technology, Inc. (A)	7,823	272,788
Corsair Gaming, Inc. (A)(B)	5,978	126,494
Diebold Nixdorf, Inc. (A)	16,369	110,163
Eastman Kodak Company (A)(B)	10,835	70,969
Quantum Corp. (A)	13,934	31,630
Super Micro Computer, Inc. (A)	9,425	358,810
Turtle Beach Corp. (A)	3,489	74,281
		1,487,839
		80,018,252
Materials – 3.8%
Chemicals – 1.9%
AdvanSix, Inc.	5,756	294,074
American Vanguard Corp.	7,194	146,182
Amyris, Inc. (A)	37,529	163,626
Aspen Aerogels, Inc. (A)	4,821	166,228
Avient Corp.	19,329	927,792
Balchem Corp.	6,814	931,474
Cabot Corp.	11,926	815,858
Chase Corp.	1,553	134,971
Danimer Scientific, Inc. (A)(B)	19,424	113,825
Ecovyst, Inc.	11,625	134,385
Ferro Corp. (A)	17,242	374,841
FutureFuel Corp.	7,247	70,513
GCP Applied Technologies, Inc. (A)	12,572	395,012
Hawkins, Inc.	4,145	190,256
HB Fuller Company	11,065	731,065
Ingevity Corp. (A)	8,533	546,709
Innospec, Inc.	5,228	483,851
Intrepid Potash, Inc. (A)	2,189	179,804
Koppers Holdings, Inc.	4,776	131,436
Kronos Worldwide, Inc.	4,972	77,165
Livent Corp. (A)	34,617	902,465
Minerals Technologies, Inc.	7,035	465,365
Orion Engineered Carbons SA	13,256	211,698
PureCycle Technologies, Inc. (A)(B)	11,587	92,696
Quaker Chemical Corp.	2,900	501,149
Rayonier Advanced Materials, Inc. (A)	14,810	97,302
Sensient Technologies Corp.	8,966	752,696
Stepan Company	4,454	440,100
Tredegar Corp.	6,814	81,700
Trinseo PLC	8,260	395,819
Tronox Holdings PLC, Class A	24,427	483,410
Zymergen, Inc. (A)(B)	16,936	48,945
		11,482,412
Construction materials – 0.1%
Summit Materials, Inc., Class A (A)	25,547	793,490
Containers and packaging – 0.3%
Greif, Inc., Class A	4,878	317,363
Greif, Inc., Class B	1,724	109,922
Myers Industries, Inc.	8,423	181,937
O-I Glass, Inc. (A)	33,414	440,397
Pactiv Evergreen, Inc.	9,538	95,952
Ranpak Holdings Corp. (A)	8,190	167,322
TriMas Corp.	9,167	294,169

216

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
UFP Technologies, Inc. (A)	1,627	$107,659
		1,714,721
Metals and mining – 1.4%
1911 Gold Corp. (A)	5,045	1,514
Allegheny Technologies, Inc. (A)	27,312	733,054
Arconic Corp. (A)	22,844	585,263
Carpenter Technology Corp.	10,321	433,276
Century Aluminum Company (A)	11,155	293,488
Coeur Mining, Inc. (A)	57,239	254,714
Commercial Metals Company	25,309	1,053,361
Compass Minerals International, Inc.	7,331	460,313
Constellium SE (A)	26,464	476,352
Gatos Silver, Inc. (A)	10,419	45,010
Haynes International, Inc.	2,918	124,307
Hecla Mining Company	114,790	754,170
Kaiser Aluminum Corp.	3,411	321,180
Materion Corp.	4,372	374,855
MP Materials Corp. (A)	15,763	903,850
Novagold Resources, Inc. (A)	51,783	400,283
Olympic Steel, Inc.	1,317	50,652
Pan American Silver Corp., CVR (A)	88,114	74,016
Ryerson Holding Corp.	3,490	122,220
Schnitzer Steel Industries, Inc., Class A	5,602	290,968
SunCoke Energy, Inc.	18,055	160,870
TimkenSteel Corp. (A)	9,965	218,034
Warrior Met Coal, Inc.	10,827	401,790
Worthington Industries, Inc.	6,947	357,145
		8,890,685
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	3,730	104,552
Glatfelter Corp.	9,703	120,123
Neenah, Inc.	3,740	148,328
Schweitzer-Mauduit International, Inc.	7,056	194,040
		567,043
		23,448,351
Real estate – 7.5%
Equity real estate investment trusts – 6.8%
Acadia Realty Trust	19,049	412,792
Agree Realty Corp.	14,179	940,918
Alexander & Baldwin, Inc.	15,867	367,956
Alexander's, Inc.	463	118,634
American Assets Trust, Inc.	10,752	407,393
Apartment Investment and Management Company, Class A (A)	33,111	242,373
Apple Hospitality REIT, Inc.	46,443	834,581
Armada Hoffler Properties, Inc.	14,110	206,006
Ashford Hospitality Trust, Inc. (A)	4,903	50,011
Braemar Hotels & Resorts, Inc.	15,119	93,435
Brandywine Realty Trust	36,121	510,751
Broadstone Net Lease, Inc.	33,549	730,697
BRT Apartments Corp.	2,982	71,479
CareTrust REIT, Inc.	21,096	407,153
CatchMark Timber Trust, Inc., Class A	12,533	102,771
Centerspace	3,002	294,556
Chatham Lodging Trust (A)	11,277	155,510
City Office REIT, Inc.	9,813	173,298
Community Healthcare Trust, Inc.	5,032	212,401
Corporate Office Properties Trust	24,052	686,444
CTO Realty Growth, Inc.	1,784	118,315
DiamondRock Hospitality Company (A)	46,306	467,691
DigitalBridge Group, Inc. (A)	105,451	759,247
Diversified Healthcare Trust	54,192	173,414
Easterly Government Properties, Inc.	18,014	380,816
EastGroup Properties, Inc.	8,331	1,693,526
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Empire State Realty Trust, Inc., Class A	31,502	$309,350
Equity Commonwealth (A)	23,172	653,682
Essential Properties Realty Trust, Inc.	25,433	643,455
Farmland Partners, Inc.	7,176	98,670
Four Corners Property Trust, Inc.	16,411	443,753
Franklin Street Properties Corp.	24,182	142,674
Getty Realty Corp.	8,060	230,677
Gladstone Commercial Corp.	8,759	192,873
Gladstone Land Corp.	6,813	248,129
Global Medical REIT, Inc.	13,418	218,982
Global Net Lease, Inc.	22,632	356,001
Healthcare Realty Trust, Inc.	30,956	850,671
Hersha Hospitality Trust (A)	9,718	88,239
Independence Realty Trust, Inc.	43,774	1,157,385
Indus Realty Trust, Inc.	1,261	92,166
Industrial Logistics Properties Trust	13,486	305,728
Innovative Industrial Properties, Inc.	5,122	1,052,059
iStar, Inc.	14,472	338,790
Kite Realty Group Trust	46,978	1,069,689
LTC Properties, Inc.	8,691	334,343
LXP Industrial Trust	57,765	906,911
National Health Investors, Inc.	9,346	551,507
National Storage Affiliates Trust	17,373	1,090,329
Necessity Retail REIT, Inc.	27,287	215,840
NETSTREIT Corp.	9,021	202,431
NexPoint Residential Trust, Inc.	4,642	419,219
Office Properties Income Trust	11,273	290,054
One Liberty Properties, Inc.	3,956	121,805
Outfront Media, Inc.	31,620	898,957
Paramount Group, Inc.	40,708	444,124
Pebblebrook Hotel Trust	28,376	694,644
Phillips Edison & Company, Inc.	21,638	744,131
Physicians Realty Trust	46,008	806,980
Piedmont Office Realty Trust, Inc., Class A	26,574	457,604
Plymouth Industrial REIT, Inc.	6,595	178,725
Postal Realty Trust, Inc., Class A	4,212	70,846
PotlatchDeltic Corp.	14,315	754,830
Preferred Apartment Communities, Inc.	11,504	286,910
PS Business Parks, Inc.	4,120	692,490
Retail Opportunity Investments Corp.	26,039	504,896
RLJ Lodging Trust	36,647	515,990
RPT Realty	18,241	251,179
Ryman Hospitality Properties, Inc. (A)	11,610	1,077,060
Sabra Health Care REIT, Inc.	48,000	714,720
Safehold, Inc.	3,665	203,224
Saul Centers, Inc.	2,830	149,141
Seritage Growth Properties, Class A (A)	8,315	105,268
Service Properties Trust	37,015	326,842
SITE Centers Corp.	37,790	631,471
STAG Industrial, Inc.	35,100	1,451,385
Summit Hotel Properties, Inc. (A)	23,585	234,907
Sunstone Hotel Investors, Inc. (A)	47,640	561,199
Tanger Factory Outlet Centers, Inc.	22,068	379,349
Terreno Realty Corp.	14,671	1,086,388
The GEO Group, Inc. (A)	25,857	170,915
The Macerich Company	46,352	724,945
UMH Properties, Inc.	9,411	231,416
Uniti Group, Inc.	42,639	586,713
Universal Health Realty Income Trust	3,196	186,551
Urban Edge Properties	25,080	479,028
Urstadt Biddle Properties, Inc., Class A	7,346	138,178
Veris Residential, Inc. (A)	19,444	338,131
Washington Real Estate Investment Trust	18,617	474,734
Whitestone REIT	10,937	144,915

217

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Xenia Hotels & Resorts, Inc. (A)	24,954	$481,363
		41,417,729
Real estate management and development – 0.7%
Cushman & Wakefield PLC (A)	30,127	617,905
Douglas Elliman, Inc.	15,458	112,843
eXp World Holdings, Inc.	13,748	291,045
Forestar Group, Inc. (A)	4,284	76,084
FRP Holdings, Inc. (A)	1,773	102,479
Kennedy-Wilson Holdings, Inc.	25,813	629,579
Marcus & Millichap, Inc.	5,124	269,932
Newmark Group, Inc., Class A	34,092	542,745
RE/MAX Holdings, Inc., Class A	4,356	120,792
Realogy Holdings Corp. (A)	24,556	385,038
Redfin Corp. (A)	22,437	404,763
Tejon Ranch Company (A)	5,037	91,976
The RMR Group, Inc., Class A	3,750	116,625
The St. Joe Company	7,206	426,883
		4,188,689
		45,606,418
Utilities – 2.8%
Electric utilities – 0.6%
ALLETE, Inc.	11,144	746,425
MGE Energy, Inc.	7,961	635,208
Otter Tail Corp.	8,689	543,063
PNM Resources, Inc.	17,927	854,580
Portland General Electric Company	18,955	1,045,368
Via Renewables, Inc.	5,509	45,394
		3,870,038
Gas utilities – 1.0%
Brookfield Infrastructure Corp., Class A	12,333	930,402
Chesapeake Utilities Corp.	3,656	503,651
New Jersey Resources Corp.	20,834	955,447
Northwest Natural Holding Company	6,910	357,385
ONE Gas, Inc.	11,272	994,641
South Jersey Industries, Inc.	22,320	771,156
Southwest Gas Holdings, Inc.	12,226	957,174
Spire, Inc.	10,843	778,094
		6,247,950
Independent power and renewable electricity producers – 0.4%
Clearway Energy, Inc., Class A	8,228	274,157
Clearway Energy, Inc., Class C	16,778	612,565
Ormat Technologies, Inc.	9,683	792,360
Sunnova Energy International, Inc. (A)	18,610	429,147
		2,108,229
Multi-utilities – 0.4%
Avista Corp.	15,068	680,320
Black Hills Corp.	13,429	1,034,302
NorthWestern Corp.	10,944	662,003
Unitil Corp.	3,704	184,756
		2,561,381
Water utilities – 0.4%
American States Water Company	7,766	691,329
Artesian Resources Corp., Class A	2,508	121,763
California Water Service Group	11,076	656,585
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
Global Water Resources, Inc.	2,852	$47,457
Middlesex Water Company	3,708	389,970
Pure Cycle Corp. (A)	5,830	70,077
SJW Group	6,130	426,525
The York Water Company	3,343	150,335
		2,554,041
		17,341,639
TOTAL COMMON STOCKS (Cost $451,777,728)		$583,084,643
RIGHTS – 0.0%
Quantum Corp. (A)(D)	13,934	118
TOTAL RIGHTS (Cost $0)		$118
WARRANTS – 0.0%
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)(B)	668	15,364
TOTAL WARRANTS (Cost $0)		$15,364
SHORT-TERM INVESTMENTS – 5.0%
U.S. Government – 2.2%
U.S. Treasury Bill 0.100%, 04/28/2022 *	$13,000,000	12,998,964
Short-term funds – 1.3%
John Hancock Collateral Trust, 0.3592% (E)(F)	811,924	8,118,265
Repurchase agreement – 1.5%
Repurchase Agreement with State Street Corp. dated 3-31-22 at 0.000% to be repurchased at $9,211,000 on 4-1-22, collateralized by $9,407,800 U.S. Treasury Notes, 2.250% due 3-31-24 (valued at $9,395,306)	$9,211,000	9,211,000
TOTAL SHORT-TERM INVESTMENTS (Cost $30,328,085)		$30,328,229
Total Investments (Small Cap Index Trust) (Cost $482,105,813) – 101.0%		$613,428,354
Other assets and liabilities, net – (1.0%)		(6,037,079)
TOTAL NET ASSETS – 100.0%		$607,391,275
Security Abbreviations and Legend
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $15,424,180. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $8,520,199 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 3-31-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

218

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	234	Long	Jun 2022	$23,513,106	$24,176,880	$663,774
						$663,774

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.2%
Communication services – 2.4%
Diversified telecommunication services – 0.3%
ATN International, Inc.	1,281	$51,086
Consolidated Communications Holdings, Inc. (A)	4,985	29,412
EchoStar Corp., Class A (A)	4,430	107,826
Liberty Latin America, Ltd., Class A (A)	4,204	40,779
Liberty Latin America, Ltd., Class C (A)	11,346	108,808
Lumen Technologies, Inc.	20,570	231,824
		569,735
Entertainment – 0.7%
Ballantyne Strong, Inc. (A)	1,114	3,431
Liberty Media Corp.-Liberty Formula One, Series A (A)	1,330	83,963
Liberty Media Corp.-Liberty Formula One, Series C (A)	8,584	599,507
Lions Gate Entertainment Corp., Class A (A)	5,809	94,396
Lions Gate Entertainment Corp., Class B (A)	8,534	128,266
Madison Square Garden Entertainment Corp. (A)	1,210	100,805
Reading International, Inc., Class A (A)	1,100	4,708
The Marcus Corp. (A)	2,916	51,613
		1,066,689
Interactive media and services – 0.2%
Cars.com, Inc. (A)	5,579	80,505
DHI Group, Inc. (A)	5,212	31,011
QuinStreet, Inc. (A)	1,887	21,889
Yelp, Inc. (A)	1,685	57,475
Ziff Davis, Inc. (A)	654	63,294
		254,174
Media – 1.0%
AMC Networks, Inc., Class A (A)	1,328	53,957
Audacy, Inc. (A)	6,702	19,369
Beasley Broadcast Group, Inc., Class A (A)	502	884
Boston Omaha Corp., Class A (A)	1,631	41,378
comScore, Inc. (A)	2,845	8,279
DallasNews Corp.	1,059	7,371
Entravision Communications Corp., Class A	5,075	32,531
Fluent, Inc. (A)	5,600	11,648
Gannett Company, Inc. (A)	7,195	32,449
Gray Television, Inc.	6,546	144,470
Hemisphere Media Group, Inc. (A)	951	4,346
John Wiley & Sons, Inc., Class A	1,937	102,719
Loyalty Ventures, Inc. (A)	909	15,026
News Corp., Class A	13,143	291,117
News Corp., Class B	6,557	147,664
Nexstar Media Group, Inc., Class A	1,859	350,384
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Scholastic Corp.	1,876	$75,565
TEGNA, Inc.	8,149	182,538
The EW Scripps Company, Class A (A)	5,843	121,476
		1,643,171
Wireless telecommunication services – 0.2%
Shenandoah Telecommunications Company	535	12,615
Spok Holdings, Inc.	3,863	30,827
Telephone & Data Systems, Inc.	7,131	134,633
United States Cellular Corp. (A)	2,570	77,691
		255,766
		3,789,535
Consumer discretionary – 12.3%
Auto components – 1.9%
Adient PLC (A)	3,399	138,577
American Axle & Manufacturing Holdings, Inc. (A)	6,125	47,530
Autoliv, Inc.	2,185	167,021
BorgWarner, Inc.	12,039	468,317
Cooper-Standard Holdings, Inc. (A)	1,311	11,497
Dana, Inc.	8,889	156,180
Dorman Products, Inc. (A)	4,589	436,093
Fox Factory Holding Corp. (A)	8,543	836,787
Gentherm, Inc. (A)	162	11,832
LCI Industries	237	24,603
Lear Corp.	1,143	162,980
Modine Manufacturing Company (A)	4,925	44,374
Motorcar Parts of America, Inc. (A)	1,585	28,261
Patrick Industries, Inc.	647	39,014
Standard Motor Products, Inc.	1,901	82,009
Stoneridge, Inc. (A)	1,672	34,711
Strattec Security Corp. (A)	924	34,437
The Goodyear Tire & Rubber Company (A)	17,683	252,690
		2,976,913
Automobiles – 0.2%
Harley-Davidson, Inc.	3,482	137,191
Thor Industries, Inc.	1,759	138,433
Winnebago Industries, Inc.	1,427	77,101
		352,725
Distributors – 0.0%
Funko, Inc., Class A (A)	1,164	20,079
Weyco Group, Inc.	1,316	32,532
		52,611
Diversified consumer services – 1.1%
Adtalem Global Education, Inc. (A)	3,782	112,363
American Public Education, Inc. (A)	1,450	30,798
Carriage Services, Inc.	1,597	85,168
Graham Holdings Company, Class B	347	212,180

219

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Grand Canyon Education, Inc. (A)	8,603	$835,437
Houghton Mifflin Harcourt Company (A)	5,833	122,551
Laureate Education, Inc.	3,940	46,689
Lincoln Educational Services Corp. (A)	1,100	7,865
OneSpaWorld Holdings, Ltd. (A)	3,242	33,068
Perdoceo Education Corp. (A)	5,378	61,739
Stride, Inc. (A)	2,888	104,921
Terminix Global Holdings, Inc. (A)	2,263	103,261
Universal Technical Institute, Inc. (A)	3,087	27,320
		1,783,360
Hotels, restaurants and leisure – 1.2%
Ark Restaurants Corp. (A)	64	1,182
Biglari Holdings, Inc., Class A (A)	3	2,121
Biglari Holdings, Inc., Class B (A)	102	14,750
BJ's Restaurants, Inc. (A)	690	19,527
Bluegreen Vacations Holding Corp. (A)	348	10,290
Carrols Restaurant Group, Inc.	1,688	3,815
Churchill Downs, Inc.	3,199	709,474
Chuy's Holdings, Inc. (A)	19,116	516,132
El Pollo Loco Holdings, Inc. (A)	2,613	30,363
Fiesta Restaurant Group, Inc. (A)	1,348	10,076
Krispy Kreme, Inc.	27,075	402,064
Marriott Vacations Worldwide Corp.	466	73,488
Monarch Casino & Resort, Inc. (A)	1,074	93,685
Playa Hotels & Resorts NV (A)	2,743	23,727
RCI Hospitality Holdings, Inc.	396	24,338
		1,935,032
Household durables – 2.1%
Bassett Furniture Industries, Inc.	1,234	20,435
Beazer Homes USA, Inc. (A)	1,614	24,565
Cavco Industries, Inc. (A)	510	122,834
Century Communities, Inc.	1,378	73,819
Ethan Allen Interiors, Inc.	1,706	44,475
Flexsteel Industries, Inc.	1,118	21,577
Green Brick Partners, Inc. (A)	900	17,784
Hooker Furnishings Corp.	1,821	34,490
iRobot Corp. (A)	743	47,106
KB Home	6,043	195,672
La-Z-Boy, Inc.	3,039	80,138
Legacy Housing Corp. (A)	585	12,554
LGI Homes, Inc. (A)	1,066	104,127
Lifetime Brands, Inc.	2,931	37,634
M/I Homes, Inc. (A)	2,195	97,348
MDC Holdings, Inc.	4,059	153,593
Meritage Homes Corp. (A)	2,251	178,347
Mohawk Industries, Inc. (A)	3,344	415,325
Newell Brands, Inc.	3,701	79,238
PulteGroup, Inc.	8,788	368,217
Taylor Morrison Home Corp. (A)	6,235	169,717
Toll Brothers, Inc.	8,961	421,346
TopBuild Corp. (A)	2,158	391,440
Tri Pointe Homes, Inc. (A)	9,765	196,081
Universal Electronics, Inc. (A)	745	23,274
VOXX International Corp. (A)	3,131	31,216
Whirlpool Corp.	98	16,932
		3,379,284
Internet and direct marketing retail – 0.5%
1-800-Flowers.com, Inc., Class A (A)	890	11,356
Lands' End, Inc. (A)	1,503	25,431
Qurate Retail, Inc., Series A	22,636	107,747
Revolve Group, Inc. (A)	12,150	652,334
		796,868
Leisure products – 0.3%
Acushnet Holdings Corp.	4,717	189,906
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
American Outdoor Brands, Inc. (A)	1,873	$24,592
Clarus Corp.	557	12,688
Escalade, Inc.	2,724	35,957
Johnson Outdoors, Inc., Class A	766	59,541
Nautilus, Inc. (A)	1,580	6,510
Smith & Wesson Brands, Inc.	859	12,997
Vista Outdoor, Inc. (A)	3,182	113,566
		455,757
Multiline retail – 0.9%
Big Lots, Inc.	2,327	80,514
Dillard's, Inc., Class A	1,891	507,525
Franchise Group, Inc.	300	12,429
Kohl's Corp.	8,128	491,419
Macy's, Inc.	12,243	298,239
Ollie's Bargain Outlet Holdings, Inc. (A)	334	14,349
		1,404,475
Specialty retail – 3.3%
Abercrombie & Fitch Company, Class A (A)	4,970	158,990
Academy Sports & Outdoors, Inc.	593	23,364
American Eagle Outfitters, Inc. (B)	10,292	172,906
America's Car-Mart, Inc. (A)	338	27,229
Asbury Automotive Group, Inc. (A)	997	159,719
AutoNation, Inc. (A)	5,555	553,167
Barnes & Noble Education, Inc. (A)	4,024	14,406
Big 5 Sporting Goods Corp. (B)	2,004	34,369
Build-A-Bear Workshop, Inc.	2,470	45,152
Chico's FAS, Inc. (A)	8,871	42,581
Citi Trends, Inc. (A)	367	11,239
Conn's, Inc. (A)	2,177	33,548
Designer Brands, Inc., Class A (A)	1,409	19,036
Dick's Sporting Goods, Inc. (B)	1,446	144,629
Five Below, Inc. (A)	4,932	781,081
Foot Locker, Inc.	4,562	135,309
Genesco, Inc. (A)	1,311	83,393
Group 1 Automotive, Inc.	1,593	267,353
Guess?, Inc. (B)	5,350	116,898
Haverty Furniture Companies, Inc.	1,613	44,228
Hibbett, Inc.	1,098	48,685
Lithia Motors, Inc.	2,916	875,150
LL Flooring Holdings, Inc. (A)	1,480	20,750
MarineMax, Inc. (A)	2,016	81,164
Monro, Inc.	1,145	50,769
Penske Automotive Group, Inc.	4,213	394,842
Rent-A-Center, Inc.	418	10,529
Shoe Carnival, Inc.	2,304	67,185
Signet Jewelers, Ltd.	3,675	267,173
Sonic Automotive, Inc., Class A	1,522	64,700
Sportsman's Warehouse Holdings, Inc. (A)	1,974	21,102
The Aaron's Company, Inc.	1,356	27,228
The Buckle, Inc.	296	9,780
The Cato Corp., Class A	1,957	28,690
The Container Store Group, Inc. (A)	2,221	18,146
The Gap, Inc.	1,861	26,203
The ODP Corp. (A)	3,276	150,139
Tilly's, Inc., Class A	712	6,664
Urban Outfitters, Inc. (A)	4,517	113,422
Zumiez, Inc. (A)	1,822	69,619
		5,220,537
Textiles, apparel and luxury goods – 0.8%
Capri Holdings, Ltd. (A)	2,484	127,653
Culp, Inc.	334	2,652
Delta Apparel, Inc. (A)	500	14,895

220

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Fossil Group, Inc. (A)	3,231	$31,147
G-III Apparel Group, Ltd. (A)	3,404	92,078
Lakeland Industries, Inc. (A)	1,110	21,301
Movado Group, Inc.	1,758	68,650
Oxford Industries, Inc.	4,609	417,115
PVH Corp.	3,196	244,846
Ralph Lauren Corp.	189	21,440
Rocky Brands, Inc.	802	33,355
Superior Group of Companies, Inc.	663	11,835
Tapestry, Inc.	1,440	53,496
Unifi, Inc. (A)	2,453	44,399
Vera Bradley, Inc. (A)	2,034	15,601
		1,200,463
		19,558,025
Consumer staples – 4.2%
Beverages – 0.4%
MGP Ingredients, Inc.	571	48,872
Molson Coors Beverage Company, Class B	10,060	537,003
		585,875
Food and staples retailing – 1.4%
Casey's General Stores, Inc.	162	32,104
Grocery Outlet Holding Corp. (A)	1,730	56,709
Ingles Markets, Inc., Class A	1,612	143,549
Natural Grocers by Vitamin Cottage, Inc.	1,014	19,874
Performance Food Group Company (A)	12,752	649,204
PriceSmart, Inc.	4,343	342,532
Rite Aid Corp. (A)(B)	6,074	53,148
SpartanNash Company	3,523	116,224
Sprouts Farmers Market, Inc. (A)	4,445	142,151
The Andersons, Inc.	3,384	170,080
U.S. Foods Holding Corp. (A)	5,723	215,356
United Natural Foods, Inc. (A)	4,429	183,139
Village Super Market, Inc., Class A	685	16,783
Weis Markets, Inc.	2,371	169,337
		2,310,190
Food products – 1.9%
Alico, Inc.	341	12,808
B&G Foods, Inc. (B)	1,941	52,368
Bunge, Ltd.	7,506	831,740
Calavo Growers, Inc.	300	10,935
Cal-Maine Foods, Inc.	1,161	64,110
Darling Ingredients, Inc. (A)	3,074	247,088
Farmer Brothers Company (A)	1,069	7,611
Fresh Del Monte Produce, Inc.	2,635	68,273
Hostess Brands, Inc. (A)	5,203	114,154
Ingredion, Inc.	2,898	252,561
J&J Snack Foods Corp.	853	132,300
Landec Corp. (A)	3,130	36,245
Limoneira Company	199	2,921
Pilgrim's Pride Corp. (A)	4,322	108,482
Post Holdings, Inc. (A)	3,484	241,302
Sanderson Farms, Inc.	1,082	202,864
Seaboard Corp.	52	218,685
Seneca Foods Corp., Class A (A)	908	46,798
The Hain Celestial Group, Inc. (A)	3,255	111,972
The Simply Good Foods Company (A)	1,707	64,781
Tootsie Roll Industries, Inc.	1,438	50,268
TreeHouse Foods, Inc. (A)	1,806	58,262
Whole Earth Brands, Inc. (A)	1,600	11,456
		2,947,984
Household products – 0.2%
Central Garden & Pet Company (A)	1,553	68,270
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Central Garden & Pet Company, Class A (A)	3,288	$134,085
Oil-Dri Corp. of America	531	15,213
Spectrum Brands Holdings, Inc.	1,089	96,616
		314,184
Personal products – 0.2%
BellRing Brands, Inc. (A)	4,416	101,921
Edgewell Personal Care Company	3,300	121,011
Natural Alternatives International, Inc. (A)	200	2,304
Nature's Sunshine Products, Inc. (A)	1,118	18,805
Nu Skin Enterprises, Inc., Class A	2,131	102,032
		346,073
Tobacco – 0.1%
Universal Corp.	1,975	114,688
		6,618,994
Energy – 7.4%
Energy equipment and services – 1.4%
Archrock, Inc.	10,702	98,779
Bristow Group, Inc. (A)	737	27,328
ChampionX Corp. (A)	7,217	176,672
Dril-Quip, Inc. (A)	2,386	89,117
Expro Group Holdings NV (A)	2,209	39,276
Exterran Corp. (A)	4,737	29,417
Geospace Technologies Corp. (A)	516	2,967
Gulf Island Fabrication, Inc. (A)	3,019	11,834
Helix Energy Solutions Group, Inc. (A)	12,029	57,499
Helmerich & Payne, Inc.	4,237	181,259
Liberty Oilfield Services, Inc., Class A (A)	9,594	142,183
Nabors Industries, Ltd. (A)	597	91,174
National Energy Services Reunited Corp. (A)	3,117	26,183
Natural Gas Services Group, Inc. (A)	2,620	31,204
Newpark Resources, Inc. (A)	6,750	24,705
NexTier Oilfield Solutions, Inc. (A)	11,003	101,668
NOV, Inc.	2,128	41,730
Oceaneering International, Inc. (A)	5,817	88,186
Oil States International, Inc. (A)	4,041	28,085
Patterson-UTI Energy, Inc.	12,012	185,946
ProPetro Holding Corp. (A)	7,061	98,360
RPC, Inc. (A)	12,691	135,413
SEACOR Marine Holdings, Inc. (A)	2,432	19,626
Select Energy Services, Inc., Class A (A)	5,093	43,647
Technip Energies NV, ADR (A)	2,809	34,017
TechnipFMC PLC (A)	20,822	161,371
Tidewater, Inc. (A)	2,791	60,676
Transocean, Ltd. (A)(B)	13,252	60,562
U.S. Silica Holdings, Inc. (A)	4,282	79,902
		2,168,786
Oil, gas and consumable fuels – 6.0%
Adams Resources & Energy, Inc.	724	27,867
Alto Ingredients, Inc. (A)	1,900	12,958
Antero Midstream Corp.	21,451	233,172
Antero Resources Corp. (A)	20,791	634,749
APA Corp.	368	15,209
Ardmore Shipping Corp. (A)	1,174	5,283
Berry Corp.	3,197	32,993
Callon Petroleum Company (A)	1,879	111,011
Centennial Resource Development, Inc., Class A (A)	11,699	94,411
Chesapeake Energy Corp.	564	49,068
Civitas Resources, Inc.	1,183	70,637

221

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Clean Energy Fuels Corp. (A)	9,682	$76,875
CNX Resources Corp. (A)	15,258	316,146
Comstock Resources, Inc. (A)	12,010	156,731
CONSOL Energy, Inc. (A)	3,700	139,231
Continental Resources, Inc.	8,416	516,153
Coterra Energy, Inc.	11,436	308,429
CVR Energy, Inc.	1,951	49,829
Delek US Holdings, Inc. (A)	5,312	112,721
Denbury, Inc. (A)	1,260	98,998
DHT Holdings, Inc.	10,864	63,011
Dorian LPG, Ltd.	3,417	49,512
Earthstone Energy, Inc., Class A (A)	1,600	20,208
EnLink Midstream LLC (A)	15,546	150,019
EQT Corp.	13,550	466,256
Equitrans Midstream Corp.	25,675	216,697
Green Plains, Inc. (A)	5,268	163,361
HF Sinclair Corp. (A)	8,800	350,680
International Seaways, Inc.	2,070	37,343
Kosmos Energy, Ltd. (A)	21,319	153,284
Magnolia Oil & Gas Corp., Class A	39,363	930,935
Marathon Oil Corp.	38,374	963,571
Matador Resources Company	5,228	276,979
Murphy Oil Corp.	10,625	429,144
NACCO Industries, Inc., Class A	700	27,454
Nordic American Tankers, Ltd.	2,259	4,812
Overseas Shipholding Group, Inc., Class A (A)	5,561	11,622
PBF Energy, Inc., Class A (A)	7,833	190,890
PDC Energy, Inc.	6,240	453,523
Peabody Energy Corp. (A)	6,070	148,897
PHX Minerals, Inc.	557	1,704
Range Resources Corp. (A)	10,071	305,957
Ranger Oil Corp., Class A (A)	651	22,479
Renewable Energy Group, Inc. (A)	3,442	208,757
REX American Resources Corp. (A)	429	42,728
SandRidge Energy, Inc. (A)	1,746	27,971
Scorpio Tankers, Inc.	2,441	52,189
SFL Corp., Ltd.	10,526	107,155
SilverBow Resources, Inc. (A)	324	10,368
SM Energy Company	5,199	202,501
Talos Energy, Inc. (A)	5,072	80,087
Teekay Corp. (A)	286	907
Teekay Tankers, Ltd., Class A (A)	2,780	38,475
Whiting Petroleum Corp.	2,713	221,137
World Fuel Services Corp.	3,166	85,609
		9,578,693
		11,747,479
Financials – 20.6%
Banks – 12.1%
1st Source Corp.	2,092	96,755
Allegiance Bancshares, Inc.	1,159	51,784
Amalgamated Financial Corp.	681	12,238
Amerant Bancorp, Inc.	1,362	43,026
American National Bankshares, Inc.	991	37,341
Ameris Bancorp	15,849	695,454
Arrow Financial Corp.	1,085	35,176
Associated Banc-Corp.	14,499	329,997
Atlantic Union Bankshares Corp.	14,013	514,137
Banc of California, Inc.	5,646	109,307
Bank of Marin Bancorp	1,851	64,915
Bank OZK	8,966	382,848
BankFinancial Corp.	2,146	22,233
BankUnited, Inc.	5,181	227,757
Banner Corp.	3,379	197,773
Bar Harbor Bankshares	1,690	48,368
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BCB Bancorp, Inc.	1,477	$26,955
Berkshire Hills Bancorp, Inc.	3,539	102,525
Blue Ridge Bankshares, Inc.	682	10,346
BOK Financial Corp.	4,528	425,406
Brookline Bancorp, Inc.	6,310	99,824
Business First Bancshares, Inc.	897	21,824
Byline Bancorp, Inc.	1,183	31,562
C&F Financial Corp.	627	31,419
Cadence Bank	8,101	237,035
Cambridge Bancorp	121	10,285
Camden National Corp.	1,722	81,003
Capital City Bank Group, Inc.	1,865	49,161
Capstar Financial Holdings, Inc.	972	20,490
Carter Bankshares, Inc. (A)	1,494	25,951
Cathay General Bancorp	2,466	110,354
CBTX, Inc.	1,248	38,688
Central Pacific Financial Corp.	2,460	68,634
Chemung Financial Corp.	723	33,757
Citizens & Northern Corp.	960	23,405
City Holding Company	400	31,480
Civista Bancshares, Inc.	1,114	26,847
CNB Financial Corp.	1,562	41,112
Columbia Banking System, Inc.	4,210	135,857
Comerica, Inc.	4,267	385,865
Community Trust Bancorp, Inc.	1,347	55,496
ConnectOne Bancorp, Inc.	1,273	40,749
CrossFirst Bankshares, Inc. (A)	3,053	48,115
Customers Bancorp, Inc. (A)	2,568	133,896
CVB Financial Corp.	3,612	83,835
Dime Community Bancshares, Inc.	3,390	117,192
Eagle Bancorp, Inc.	1,290	73,543
Enterprise Bancorp, Inc.	246	9,870
Enterprise Financial Services Corp.	1,485	70,255
Equity Bancshares, Inc., Class A	1,097	35,444
FB Financial Corp.	1,189	52,815
Financial Institutions, Inc.	1,481	44,623
First Bancorp (North Carolina)	2,905	121,342
First Bancorp (Puerto Rico)	14,979	196,524
First Bank	900	12,798
First Busey Corp.	2,457	62,260
First Business Financial Services, Inc.	1,366	44,818
First Citizens BancShares, Inc., Class A	219	145,766
First Commonwealth Financial Corp.	8,341	126,450
First Community Bankshares, Inc.	2,201	62,090
First Financial Bancorp	7,516	173,244
First Financial Corp.	1,432	61,977
First Financial Northwest, Inc.	1,100	18,821
First Foundation, Inc.	1,677	40,734
First Hawaiian, Inc.	5,863	163,519
First Horizon Corp.	25,469	598,267
First Internet Bancorp	777	33,419
First Interstate BancSystem, Inc., Class A	4,489	165,061
First Merchants Corp.	4,369	181,750
First Mid Bancshares, Inc.	649	24,980
First Northwest Bancorp	800	17,672
Flushing Financial Corp.	2,921	65,284
FNB Corp.	16,986	211,476
Fulton Financial Corp.	11,240	186,809
German American Bancorp, Inc.	755	28,682
Great Southern Bancorp, Inc.	1,117	65,914
Guaranty Bancshares, Inc.	293	10,255
Hancock Whitney Corp.	7,556	394,045
Hanmi Financial Corp.	3,082	75,848
HarborOne Bancorp, Inc.	4,217	59,122

222

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Heartland Financial USA, Inc.	2,428	$116,131
Heritage Commerce Corp.	3,825	43,031
Heritage Financial Corp.	1,981	49,644
Hilltop Holdings, Inc.	4,528	133,123
Home BancShares, Inc.	1,178	26,623
HomeStreet, Inc.	1,802	85,379
HomeTrust Bancshares, Inc.	560	16,537
Hope Bancorp, Inc.	10,431	167,730
Horizon Bancorp, Inc.	3,849	71,861
Independent Bank Corp. (Massachusetts)	1,190	97,211
Independent Bank Corp. (Michigan)	1,806	39,732
Independent Bank Group, Inc.	1,953	138,975
International Bancshares Corp.	4,680	197,543
Investar Holding Corp.	500	9,545
Investors Bancorp, Inc.	18,672	278,773
Lakeland Bancorp, Inc.	3,580	59,786
LCNB Corp.	600	10,536
Macatawa Bank Corp.	5,091	45,870
Mercantile Bank Corp.	1,666	59,010
Meta Financial Group, Inc.	2,595	142,517
Metropolitan Bank Holding Corp. (A)	456	46,407
Mid Penn Bancorp, Inc.	765	20,510
Midland States Bancorp, Inc.	1,070	30,880
MidWestOne Financial Group, Inc.	1,343	44,453
MVB Financial Corp.	300	12,450
National Bank Holdings Corp., Class A	1,336	53,814
National Bankshares, Inc.	622	23,132
NBT Bancorp, Inc.	2,964	107,089
Nicolet Bankshares, Inc. (A)	565	52,867
Northeast Bank	770	26,265
Northrim BanCorp, Inc.	647	28,190
Northwest Bancshares, Inc.	7,430	100,379
Norwood Financial Corp.	1,188	33,965
OceanFirst Financial Corp.	1,393	27,999
OFG Bancorp	4,124	109,863
Old National Bancorp	18,139	297,117
Old Second Bancorp, Inc.	2,721	39,482
Origin Bancorp, Inc.	1,115	47,153
Orrstown Financial Services, Inc.	500	11,465
Pacific Premier Bancorp, Inc.	3,858	136,380
PacWest Bancorp	5,647	243,555
Park National Corp.	139	18,262
Peapack-Gladstone Financial Corp.	1,625	56,469
Penns Woods Bancorp, Inc.	1,188	29,023
Peoples Bancorp, Inc.	3,445	107,863
People's United Financial, Inc.	22,779	455,352
Pinnacle Financial Partners, Inc.	9,697	892,900
Popular, Inc.	5,455	445,892
Preferred Bank	589	43,639
Primis Financial Corp.	3,850	53,823
Prosperity Bancshares, Inc.	5,378	373,126
QCR Holdings, Inc.	1,211	68,530
RBB Bancorp	1,075	25,252
Renasant Corp.	3,529	118,045
Republic Bancorp, Inc., Class A	1,449	65,118
Republic First Bancorp, Inc. (A)	2,700	13,932
S&T Bancorp, Inc.	3,436	101,637
Sandy Spring Bancorp, Inc.	2,800	125,776
Seacoast Banking Corp. of Florida	1,753	61,390
Shore Bancshares, Inc.	2,225	45,568
Sierra Bancorp	1,759	43,940
Simmons First National Corp., Class A	5,235	137,262
SmartFinancial, Inc.	500	12,790
Southern First Bancshares, Inc. (A)	537	27,301
Southside Bancshares, Inc.	374	15,270
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
SouthState Corp.	2,903	$236,856
Spirit of Texas Bancshares, Inc.	880	23,126
Synovus Financial Corp.	3,170	155,330
Texas Capital Bancshares, Inc. (A)	2,286	131,011
The Bancorp, Inc. (A)	2,515	71,250
The Bank of NT Butterfield & Son, Ltd.	445	15,967
The Community Financial Corp.	300	12,000
The First Bancorp, Inc.	1,316	39,585
The First Bancshares, Inc.	1,011	34,030
The First of Long Island Corp.	1,039	20,219
Towne Bank	3,708	111,018
TriCo Bancshares	721	28,862
TriState Capital Holdings, Inc. (A)	2,342	77,825
Triumph Bancorp, Inc. (A)	617	58,010
Trustmark Corp.	4,932	149,883
UMB Financial Corp.	789	76,659
Umpqua Holdings Corp.	10,662	201,085
United Bankshares, Inc.	7,106	247,857
United Community Banks, Inc.	4,664	162,307
Univest Financial Corp.	2,067	55,313
Valley National Bancorp	23,485	305,775
Veritex Holdings, Inc.	1,384	52,827
Washington Trust Bancorp, Inc.	1,035	54,338
Webster Financial Corp.	5,218	292,834
WesBanco, Inc.	5,027	172,728
Westamerica BanCorp	169	10,225
Wintrust Financial Corp.	3,040	282,507
Zions Bancorp NA	7,881	516,678
		19,270,891
Capital markets – 1.7%
Blucora, Inc. (A)	4,863	95,072
Cowen, Inc., Class A	2,484	67,316
Houlihan Lokey, Inc.	5,374	471,837
Invesco, Ltd.	24,463	564,117
Janus Henderson Group PLC	6,521	228,365
Jefferies Financial Group, Inc.	9,310	305,834
Oppenheimer Holdings, Inc., Class A	1,674	72,953
PJT Partners, Inc., Class A	6,223	392,796
Stifel Financial Corp.	7,480	507,892
StoneX Group, Inc. (A)	1,346	99,914
		2,806,096
Consumer finance – 0.5%
Encore Capital Group, Inc. (A)	1,949	122,261
Enova International, Inc. (A)	1,321	50,158
EZCORP, Inc., Class A (A)	3,087	18,645
Green Dot Corp., Class A (A)	848	23,303
Navient Corp.	15,325	261,138
Nelnet, Inc., Class A	2,648	225,054
Nicholas Financial, Inc. (A)	75	769
PRA Group, Inc. (A)	2,487	112,114
Regional Management Corp.	573	27,831
		841,273
Diversified financial services – 0.4%
Alerus Financial Corp.	904	24,987
A-Mark Precious Metals, Inc.	329	25,445
California First Leasing Corp.	880	15,849
Cannae Holdings, Inc. (A)	3,225	77,142
Equitable Holdings, Inc.	1,531	47,323
Voya Financial, Inc.	6,477	429,749
		620,495
Insurance – 4.5%
Alleghany Corp. (A)	918	777,546
Ambac Financial Group, Inc. (A)	1,536	15,974

223

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
American Equity Investment Life Holding Company	7,384	$294,695
American Financial Group, Inc.	549	79,945
American National Group, Inc.	1,038	196,275
Argo Group International Holdings, Ltd.	2,597	107,204
Assured Guaranty, Ltd.	5,779	367,891
Axis Capital Holdings, Ltd.	4,518	273,203
Brighthouse Financial, Inc. (A)	2,584	133,489
CNA Financial Corp.	1,354	65,831
CNO Financial Group, Inc.	7,507	188,351
Donegal Group, Inc., Class A	2,876	38,567
Employers Holdings, Inc.	2,283	93,649
Enstar Group, Ltd. (A)	824	215,188
Everest Re Group, Ltd.	2,137	644,049
FedNat Holding Company (A)	1,090	1,472
Fidelity National Financial, Inc.	1,894	92,503
First American Financial Corp.	3,274	212,221
Genworth Financial, Inc., Class A (A)	14,291	54,020
Global Indemnity Group LLC, Class A	1,190	31,047
Globe Life, Inc.	1,689	169,913
Greenlight Capital Re, Ltd., Class A (A)	2,616	18,495
Hallmark Financial Services, Inc. (A)	4,008	14,549
Heritage Insurance Holdings, Inc.	657	4,691
Horace Mann Educators Corp.	3,303	138,164
Investors Title Company	189	38,407
James River Group Holdings, Ltd.	1,101	27,239
Kemper Corp.	2,781	157,238
Lincoln National Corp.	8,094	529,024
MBIA, Inc. (A)	4,333	66,685
Mercury General Corp.	1,495	82,225
National Western Life Group, Inc., Class A	221	46,498
Old Republic International Corp.	13,924	360,214
ProAssurance Corp.	2,566	68,974
Reinsurance Group of America, Inc.	3,624	396,683
RenaissanceRe Holdings, Ltd.	1,784	282,782
Safety Insurance Group, Inc.	612	55,600
SiriusPoint, Ltd. (A)	2,292	17,144
Stewart Information Services Corp.	1,817	110,128
Tiptree, Inc.	2,600	33,410
United Fire Group, Inc.	1,897	58,940
United Insurance Holdings Corp.	5,283	17,487
Universal Insurance Holdings, Inc.	2,200	29,678
Unum Group	10,883	342,923
White Mountains Insurance Group, Ltd.	168	190,888
		7,141,099
Thrifts and mortgage finance – 1.4%
Bridgewater Bancshares, Inc. (A)	798	13,311
Capitol Federal Financial, Inc.	11,378	123,793
ESSA Bancorp, Inc.	897	16,101
Federal Agricultural Mortgage Corp., Class C	594	64,437
Flagstar Bancorp, Inc.	3,861	163,706
FS Bancorp, Inc.	400	12,400
Home Bancorp, Inc.	902	36,793
Kearny Financial Corp.	5,361	69,050
Luther Burbank Corp.	1,694	22,513
Merchants Bancorp	511	13,991
MGIC Investment Corp.	9,993	135,405
Mr. Cooper Group, Inc. (A)	3,087	140,983
New York Community Bancorp, Inc.	24,244	259,896
NMI Holdings, Inc., Class A (A)	2,152	44,374
Northfield Bancorp, Inc.	4,119	59,149
Ocwen Financial Corp. (A)	315	7,484
OP Bancorp	1,000	13,850
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Premier Financial Corp.	1,989	$60,326
Provident Financial Holdings, Inc.	1,778	29,408
Provident Financial Services, Inc.	4,010	93,834
Prudential Bancorp, Inc.	1,696	27,916
Radian Group, Inc.	10,338	229,607
Riverview Bancorp, Inc.	3,925	29,634
Southern Missouri Bancorp, Inc.	1,012	50,549
Territorial Bancorp, Inc.	1,722	41,328
TrustCo Bank Corp. NY	1,826	58,304
Washington Federal, Inc.	3,303	108,404
Waterstone Financial, Inc.	3,099	59,935
Western New England Bancorp, Inc.	3,609	32,264
WSFS Financial Corp.	4,106	191,422
		2,210,167
		32,890,021
Health care – 11.1%
Biotechnology – 3.1%
Achillion Pharmaceuticals, Inc. (A)(C)	10,940	16,452
Agios Pharmaceuticals, Inc. (A)	3,093	90,037
Albireo Pharma, Inc. (A)	16,650	496,670
AnaptysBio, Inc. (A)	1,489	36,838
Anika Therapeutics, Inc. (A)	1,011	25,386
Biohaven Pharmaceutical Holding Company, Ltd. (A)	4,816	571,033
Bioxcel Therapeutics, Inc. (A)	657	13,738
Bluebird Bio, Inc. (A)	3,230	15,666
Catalyst Pharmaceuticals, Inc. (A)	2,300	19,067
ChemoCentryx, Inc. (A)	18,900	473,823
Concert Pharmaceuticals, Inc. (A)	1,198	4,037
Eagle Pharmaceuticals, Inc. (A)	236	11,680
Emergent BioSolutions, Inc. (A)	1,065	43,729
Enanta Pharmaceuticals, Inc. (A)	279	19,859
Halozyme Therapeutics, Inc. (A)	18,345	731,599
Immunovant, Inc. (A)	1,794	9,885
Insmed, Inc. (A)	17,845	419,358
Jounce Therapeutics, Inc. (A)	3,193	21,680
Kura Oncology, Inc. (A)	2,404	38,656
Ligand Pharmaceuticals, Inc. (A)	122	13,724
Myriad Genetics, Inc. (A)	1,132	28,526
OPKO Health, Inc. (A)	2,204	7,582
Oyster Point Pharma, Inc. (A)	24,305	282,910
PDL BioPharma, Inc. (A)(C)	5,434	9,727
Replimune Group, Inc. (A)	1,243	21,106
Travere Therapeutics, Inc. (A)	17,232	444,069
Turning Point Therapeutics, Inc. (A)	723	19,413
United Therapeutics Corp. (A)	467	83,784
Vanda Pharmaceuticals, Inc. (A)	3,697	41,813
Veracyte, Inc. (A)	9,038	249,178
Vericel Corp. (A)	16,002	611,596
Viking Therapeutics, Inc. (A)	4,579	13,737
		4,886,358
Health care equipment and supplies – 2.9%
AngioDynamics, Inc. (A)	3,198	68,885
Artivion, Inc. (A)	18,682	399,421
AtriCure, Inc. (A)	10,368	680,867
Avanos Medical, Inc. (A)	3,807	127,535
Cardiovascular Systems, Inc. (A)	13,234	299,088
CryoPort, Inc. (A)	9,260	323,267
Envista Holdings Corp. (A)	8,580	417,932
FONAR Corp. (A)	463	8,589
Globus Medical, Inc., Class A (A)	8,707	642,402
ICU Medical, Inc. (A)	2,043	454,854
Inogen, Inc. (A)	200	6,484
Integer Holdings Corp. (A)	2,433	196,027

224

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Integra LifeSciences Holdings Corp. (A)	8,691	$558,484
IntriCon Corp. (A)	519	12,383
Invacare Corp. (A)	3,396	4,788
Kewaunee Scientific Corp. (A)	83	1,187
LENSAR, Inc. (A)	783	5,794
Meridian Bioscience, Inc. (A)	2,202	57,164
Merit Medical Systems, Inc. (A)	691	45,965
Natus Medical, Inc. (A)	2,200	57,816
NuVasive, Inc. (A)	1,932	109,544
OraSure Technologies, Inc. (A)	2,408	16,326
Orthofix Medical, Inc. (A)	1,236	40,417
SeaSpine Holdings Corp. (A)	924	11,236
Surgalign Holdings, Inc. (A)	4,931	1,501
Utah Medical Products, Inc.	289	25,970
Varex Imaging Corp. (A)	2,872	61,145
		4,635,071
Health care providers and services – 2.8%
Acadia Healthcare Company, Inc. (A)	13,657	894,943
Addus HomeCare Corp. (A)	1,091	101,779
AlerisLife, Inc. (A)	2,100	4,515
Brookdale Senior Living, Inc. (A)	12,258	86,419
Castle Biosciences, Inc. (A)	8,548	383,463
Covetrus, Inc. (A)	5,905	99,145
Cross Country Healthcare, Inc. (A)	2,734	59,246
Encompass Health Corp.	160	11,378
HealthEquity, Inc. (A)	8,742	589,560
LHC Group, Inc. (A)	3,820	644,052
MEDNAX, Inc. (A)	5,689	133,578
National HealthCare Corp.	1,428	100,288
Owens & Minor, Inc.	3,760	165,515
Patterson Companies, Inc.	3,536	114,460
PetIQ, Inc. (A)	547	13,347
Premier, Inc., Class A	5,310	188,983
Select Medical Holdings Corp.	1,122	26,917
Star Equity Holdings, Inc. (A)	310	350
Universal Health Services, Inc., Class B	3,120	452,244
US Physical Therapy, Inc.	3,654	363,390
		4,433,572
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	10,106	227,587
Computer Programs & Systems, Inc. (A)	400	13,780
HealthStream, Inc. (A)	1,969	39,222
NextGen Healthcare, Inc. (A)	2,165	45,270
		325,859
Life sciences tools and services – 0.6%
Harvard Bioscience, Inc. (A)	5,200	32,292
Medpace Holdings, Inc. (A)	3,213	525,615
Personalis, Inc. (A)	1,146	9,386
Syneos Health, Inc. (A)	5,711	462,305
		1,029,598
Pharmaceuticals – 1.5%
Amphastar Pharmaceuticals, Inc. (A)	600	21,540
ANI Pharmaceuticals, Inc. (A)	800	22,488
Cara Therapeutics, Inc. (A)	2,825	34,324
Collegium Pharmaceutical, Inc. (A)	624	12,705
Cumberland Pharmaceuticals, Inc. (A)	956	2,696
Elanco Animal Health, Inc. (A)	5,783	150,878
Endo International PLC (A)	2,935	6,780
Innoviva, Inc. (A)	1,860	35,991
Intra-Cellular Therapies, Inc. (A)	9,397	575,002
Jazz Pharmaceuticals PLC (A)	1,243	193,498
Organon & Company	695	24,276
Perrigo Company PLC	5,833	224,162
Phathom Pharmaceuticals, Inc. (A)	24,846	338,154
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Prestige Consumer Healthcare, Inc. (A)	3,032	$160,514
Satsuma Pharmaceuticals, Inc. (A)	2,208	8,390
Supernus Pharmaceuticals, Inc. (A)	18,653	602,865
Taro Pharmaceutical Industries, Ltd. (A)	503	21,760
Viatris, Inc.	1,760	19,149
		2,455,172
		17,765,630
Industrials – 18.4%
Aerospace and defense – 1.0%
AAR Corp. (A)	3,093	149,794
AeroVironment, Inc. (A)	1,103	103,836
Astronics Corp. (A)	1,700	21,981
Curtiss-Wright Corp.	730	109,617
Ducommun, Inc. (A)	1,674	87,701
Kaman Corp.	1,770	76,960
Kratos Defense & Security Solutions, Inc. (A)	2,475	50,688
Maxar Technologies, Inc.	1,500	59,190
Mercury Systems, Inc. (A)	1,263	81,400
Moog, Inc., Class A	1,548	135,914
National Presto Industries, Inc.	244	18,776
Park Aerospace Corp.	2,083	27,183
Parsons Corp. (A)	721	27,903
SIFCO Industries, Inc. (A)	1,000	4,958
Vectrus, Inc. (A)	1,029	36,900
Woodward, Inc.	4,950	618,305
		1,611,106
Air freight and logistics – 0.4%
Air Transport Services Group, Inc. (A)	4,530	151,529
Atlas Air Worldwide Holdings, Inc. (A)	2,473	213,593
Forward Air Corp.	625	61,113
Hub Group, Inc., Class A (A)	2,418	186,694
Radiant Logistics, Inc. (A)	1,875	11,944
		624,873
Airlines – 0.4%
Allegiant Travel Company (A)	1,006	163,364
Copa Holdings SA, Class A (A)	905	75,694
Hawaiian Holdings, Inc. (A)	2,646	52,126
JetBlue Airways Corp. (A)	4,207	62,895
Mesa Air Group, Inc. (A)	1,399	6,156
SkyWest, Inc. (A)	3,644	105,129
Spirit Airlines, Inc. (A)	5,129	112,171
		577,535
Building products – 1.4%
American Woodmark Corp. (A)	787	38,524
Apogee Enterprises, Inc.	2,405	114,141
Armstrong Flooring, Inc. (A)	1,831	2,618
Builders FirstSource, Inc. (A)	8,339	538,199
Carlisle Companies, Inc.	60	14,755
Cornerstone Building Brands, Inc. (A)	808	19,651
Gibraltar Industries, Inc. (A)	9,676	415,584
Griffon Corp.	2,832	56,725
Insteel Industries, Inc.	1,689	62,476
JELD-WEN Holding, Inc. (A)	9,650	195,702
Masonite International Corp. (A)	1,068	94,988
Owens Corning	1,092	99,918
PGT Innovations, Inc. (A)	1,494	26,862
Quanex Building Products Corp.	3,929	82,470
Resideo Technologies, Inc. (A)	5,191	123,702
UFP Industries, Inc.	3,823	294,983
		2,181,298
Commercial services and supplies – 1.4%
ABM Industries, Inc.	5,148	237,014

225

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
ACCO Brands Corp.	6,712	$53,696
Acme United Corp.	733	24,739
ADT, Inc.	13,007	98,723
Brady Corp., Class A	1,082	50,064
BrightView Holdings, Inc. (A)	3,879	52,793
CECO Environmental Corp. (A)	1,395	7,659
Civeo Corp. (A)	673	15,886
Clean Harbors, Inc. (A)	1,725	192,579
Deluxe Corp.	800	24,192
Ennis, Inc.	2,608	48,170
Harsco Corp. (A)	3,449	42,216
Heritage-Crystal Clean, Inc. (A)	1,877	55,578
HNI Corp.	1,502	55,649
Interface, Inc.	2,884	39,136
KAR Auction Services, Inc. (A)	3,101	55,973
Kimball International, Inc., Class B	1,715	14,492
Matthews International Corp., Class A	1,190	38,508
MillerKnoll, Inc.	1,960	67,738
NL Industries, Inc.	3,260	23,439
Ritchie Brothers Auctioneers, Inc.	13,856	817,920
Steelcase, Inc., Class A	4,596	54,922
Team, Inc. (A)	2,106	4,654
UniFirst Corp.	438	80,715
Viad Corp. (A)	528	18,818
Vidler Water Resouces, Inc. (A)	2,493	38,492
Virco Manufacturing Corp. (A)	1,200	3,588
VSE Corp.	1,368	63,051
		2,280,404
Construction and engineering – 1.7%
API Group Corp. (A)	2,846	59,851
Arcosa, Inc.	4,310	246,748
Argan, Inc.	854	34,664
Comfort Systems USA, Inc.	400	35,604
Concrete Pumping Holdings, Inc. (A)	1,800	12,060
Construction Partners, Inc., Class A (A)	936	24,504
Dycom Industries, Inc. (A)	4,206	400,664
EMCOR Group, Inc.	1,174	132,228
Fluor Corp. (A)	3,410	97,833
Granite Construction, Inc.	3,746	122,869
Great Lakes Dredge & Dock Corp. (A)	6,888	96,639
IES Holdings, Inc. (A)	237	9,527
MasTec, Inc. (A)	3,659	318,699
Matrix Service Company (A)	2,731	22,449
MDU Resources Group, Inc.	10,901	290,512
MYR Group, Inc. (A)	1,465	137,769
Northwest Pipe Company (A)	1,306	33,238
NV5 Global, Inc. (A)	533	71,049
Orion Group Holdings, Inc. (A)	4,263	10,572
Primoris Services Corp.	3,474	82,751
Quanta Services, Inc.	537	70,675
Sterling Construction Company, Inc. (A)	2,528	67,750
Tutor Perini Corp. (A)	4,167	45,004
WillScot Mobile Mini Holdings Corp. (A)	7,715	301,888
		2,725,547
Electrical equipment – 1.2%
Acuity Brands, Inc.	150	28,395
Allied Motion Technologies, Inc.	300	8,952
American Superconductor Corp. (A)	1,655	12,595
Atkore, Inc. (A)	7,618	749,916
AZZ, Inc.	1,376	66,378
Encore Wire Corp.	1,949	222,322
EnerSys	1,533	114,316
LSI Industries, Inc.	4,131	24,786
nVent Electric PLC	3,155	109,731
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Powell Industries, Inc.	1,244	$24,158
Preformed Line Products Company	802	50,863
Regal Rexnord Corp.	1,743	259,324
Sensata Technologies Holding PLC (A)	3,072	156,211
Sunrun, Inc. (A)	2,009	61,013
Thermon Group Holdings, Inc. (A)	2,154	34,895
Ultralife Corp. (A)	1,984	10,654
		1,934,509
Machinery – 4.2%
AGCO Corp.	1,707	249,273
Alamo Group, Inc.	5,050	726,140
Albany International Corp., Class A	1,875	158,100
Altra Industrial Motion Corp.	3,362	130,883
Astec Industries, Inc.	2,415	103,845
Barnes Group, Inc.	3,344	134,395
Chart Industries, Inc. (A)	346	59,432
CIRCOR International, Inc. (A)	1,614	42,965
Colfax Corp. (A)	7,506	298,664
Columbus McKinnon Corp.	2,178	92,347
Crane Company	682	73,847
Enerpac Tool Group Corp.	1,238	27,100
EnPro Industries, Inc.	503	49,158
ESCO Technologies, Inc.	1,885	131,799
Federal Signal Corp.	3,670	123,863
Flowserve Corp.	699	25,094
Gates Industrial Corp. PLC (A)	8,586	129,305
Gencor Industries, Inc. (A)	2,100	21,588
Graham Corp.	333	2,567
Helios Technologies, Inc.	7,580	608,295
Hillenbrand, Inc.	1,385	61,175
Hurco Companies, Inc.	1,054	33,222
Hyster-Yale Materials Handling, Inc.	815	27,066
Kennametal, Inc.	1,573	45,004
LB Foster Company, Class A (A)	1,699	26,114
Mayville Engineering Company, Inc. (A)	1,096	10,270
Meritor, Inc. (A)	2,572	91,486
Miller Industries, Inc.	1,434	40,381
Mueller Industries, Inc.	2,004	108,557
Mueller Water Products, Inc., Class A	3,140	40,569
NN, Inc. (A)	2,376	6,843
Oshkosh Corp.	1,476	148,559
Park-Ohio Holdings Corp.	749	10,538
Perma-Pipe International Holdings, Inc. (A)	1,100	10,373
Proto Labs, Inc. (A)	419	22,165
RBC Bearings, Inc. (A)	3,660	709,601
REV Group, Inc.	2,206	29,560
Snap-on, Inc.	769	158,014
SPX FLOW, Inc.	1,326	114,328
Standex International Corp.	200	19,984
Tennant Company	494	38,927
Terex Corp.	1,393	49,674
The Eastern Company	1,471	34,260
The Gorman-Rupp Company	1,454	52,170
The Greenbrier Companies, Inc.	2,830	145,773
The LS Starrett Company, Class A (A)	1,530	11,766
The Manitowoc Company, Inc. (A)	2,421	36,509
The Shyft Group, Inc.	25,982	938,210
The Timken Company	2,179	132,265
Titan International, Inc. (A)	3,936	57,977
Trinity Industries, Inc.	8,957	307,763
Twin Disc, Inc. (A)	1,650	27,456

226

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Wabash National Corp.	1,980	$29,383
		6,764,602
Marine – 0.4%
Costamare, Inc.	3,754	64,006
Eagle Bulk Shipping, Inc.	393	26,767
Eneti, Inc.	1,112	7,061
Genco Shipping & Trading, Ltd.	3,003	70,931
Kirby Corp. (A)	2,166	156,364
Matson, Inc.	2,868	345,938
		671,067
Professional services – 2.5%
Acacia Research Corp. (A)	2,172	9,796
ASGN, Inc. (A)	1,021	119,161
Barrett Business Services, Inc.	200	15,494
BGSF, Inc.	800	10,536
CACI International, Inc., Class A (A)	2,499	752,849
CBIZ, Inc. (A)	4,080	171,238
CRA International, Inc.	722	60,836
Exponent, Inc.	7,292	787,901
Forrester Research, Inc. (A)	8,279	467,101
FTI Consulting, Inc. (A)	616	96,848
Heidrick & Struggles International, Inc.	1,672	66,178
Hill International, Inc. (A)	3,275	5,338
Huron Consulting Group, Inc. (A)	1,411	64,638
ICF International, Inc.	1,429	134,526
Kelly Services, Inc., Class A	4,330	93,918
Korn Ferry	3,492	226,770
ManpowerGroup, Inc.	1,187	111,483
ManTech International Corp., Class A	1,905	164,192
Mistras Group, Inc. (A)	2,232	14,754
Nielsen Holdings PLC	9,392	255,838
RCM Technologies, Inc. (A)	300	2,958
Resources Connection, Inc.	4,120	70,617
Science Applications International Corp.	1,299	119,729
TrueBlue, Inc. (A)	2,519	72,774
Willdan Group, Inc. (A)	400	12,276
		3,907,749
Road and rail – 1.3%
AMERCO	1,099	656,037
ArcBest Corp.	1,977	159,149
Covenant Logistics Group, Inc.	1,513	32,575
Heartland Express, Inc.	4,107	57,785
Knight-Swift Transportation Holdings, Inc.	8,121	409,786
Marten Transport, Ltd.	6,368	113,096
P.A.M. Transportation Services, Inc. (A)	2,700	93,825
Patriot Transportation Holding, Inc.	450	3,591
Ryder System, Inc.	3,393	269,167
Schneider National, Inc., Class B	2,987	76,169
U.S. Xpress Enterprises, Inc., Class A (A)	2,111	8,191
Universal Logistics Holdings, Inc.	600	12,090
USA Truck, Inc. (A)	1,375	28,325
Werner Enterprises, Inc.	4,155	170,355
		2,090,141
Trading companies and distributors – 2.5%
Air Lease Corp.	8,638	385,687
Alta Equipment Group, Inc. (A)	1,696	20,963
Applied Industrial Technologies, Inc.	731	75,044
Beacon Roofing Supply, Inc. (A)	3,781	224,138
Boise Cascade Company	2,003	139,148
DXP Enterprises, Inc. (A)	1,367	37,032
GATX Corp.	2,663	328,428
GMS, Inc. (A)	1,138	56,638
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Lawson Products, Inc. (A)	591	$22,777
McGrath RentCorp	1,800	152,964
MRC Global, Inc. (A)	2,745	32,693
NOW, Inc. (A)	7,656	84,446
Rush Enterprises, Inc., Class A	2,831	144,126
Rush Enterprises, Inc., Class B	1,117	54,007
SiteOne Landscape Supply, Inc. (A)	5,968	964,966
Textainer Group Holdings, Ltd.	2,844	108,271
Titan Machinery, Inc. (A)	2,366	66,863
Triton International, Ltd.	4,778	335,320
Univar Solutions, Inc. (A)	3,996	128,431
Veritiv Corp. (A)	1,408	188,095
WESCO International, Inc. (A)	2,696	350,857
Willis Lease Finance Corp. (A)	406	13,069
		3,913,963
		29,282,794
Information technology – 12.9%
Communications equipment – 1.2%
ADTRAN, Inc.	4,669	86,143
Aviat Networks, Inc. (A)	829	25,508
BK Technologies Corp.	2,100	5,355
Comtech Telecommunications Corp.	2,706	42,457
Digi International, Inc. (A)	3,371	72,544
Genasys, Inc. (A)	3,300	9,075
Harmonic, Inc. (A)	4,356	40,467
Juniper Networks, Inc.	11,858	440,643
NETGEAR, Inc. (A)	2,513	62,021
NetScout Systems, Inc. (A)	4,585	147,087
Optical Cable Corp. (A)	931	3,947
Pineapple Holdings, Inc.	450	2,813
Ribbon Communications, Inc. (A)	8,541	26,392
TESSCO Technologies, Inc. (A)	1,750	10,570
Viasat, Inc. (A)	2,775	135,420
Viavi Solutions, Inc. (A)	47,587	765,199
		1,875,641
Electronic equipment, instruments and components – 3.5%
ADDvantage Technologies Group, Inc. (A)	428	595
Advanced Energy Industries, Inc.	769	66,196
Arrow Electronics, Inc. (A)	6,456	765,875
Avnet, Inc.	9,371	380,369
Bel Fuse, Inc., Class B	1,641	29,275
Belden, Inc.	1,952	108,141
Benchmark Electronics, Inc.	3,813	95,478
CTS Corp.	2,910	102,839
Daktronics, Inc. (A)	3,929	15,087
ePlus, Inc. (A)	1,596	89,472
Fabrinet (A)	2,485	261,248
FARO Technologies, Inc. (A)	295	15,316
Flex, Ltd. (A)	22,654	420,232
Frequency Electronics, Inc. (A)	1,783	15,512
II-VI, Inc. (A)	192	13,918
Insight Enterprises, Inc. (A)	2,190	235,031
Itron, Inc. (A)	895	47,149
Jabil, Inc.	2,426	149,757
Key Tronic Corp. (A)	1,900	10,735
Kimball Electronics, Inc. (A)	3,036	60,690
Knowles Corp. (A)	5,768	124,185
Methode Electronics, Inc.	1,701	73,568
Novanta, Inc. (A)	6,059	862,135
OSI Systems, Inc. (A)	880	74,906
PC Connection, Inc.	2,391	125,264
Plexus Corp. (A)	2,005	164,029
RF Industries, Ltd. (A)	120	865

227

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Richardson Electronics, Ltd.	2,384	$29,657
Rogers Corp. (A)	1,055	286,644
Sanmina Corp. (A)	4,939	199,634
ScanSource, Inc. (A)	2,542	88,436
TD SYNNEX Corp.	2,778	286,717
TTM Technologies, Inc. (A)	8,193	121,420
Vishay Intertechnology, Inc.	9,510	186,396
Vishay Precision Group, Inc. (A)	1,686	54,205
		5,560,976
IT services – 1.1%
Alliance Data Systems Corp.	2,273	127,629
BM Technologies, Inc. (A)	367	3,138
Concentrix Corp.	2,778	462,704
Conduent, Inc. (A)	9,516	49,103
CSG Systems International, Inc.	535	34,010
DXC Technology Company (A)	10,684	348,619
Information Services Group, Inc.	4,400	29,964
Maximus, Inc.	710	53,215
SolarWinds Corp.	430	5,723
Thoughtworks Holding, Inc. (A)	30,000	624,300
		1,738,405
Semiconductors and semiconductor equipment – 3.9%
Alpha & Omega Semiconductor, Ltd. (A)	2,746	150,069
Amkor Technology, Inc.	18,705	406,273
Amtech Systems, Inc. (A)	2,404	24,184
Axcelis Technologies, Inc. (A)	3,360	253,781
AXT, Inc. (A)	4,229	29,688
Azenta, Inc.	9,805	812,638
CEVA, Inc. (A)	413	16,788
CMC Materials, Inc.	2,297	425,864
Cohu, Inc. (A)	3,140	92,944
Diodes, Inc. (A)	2,216	192,770
First Solar, Inc. (A)	4,689	392,657
FormFactor, Inc. (A)	1,299	54,597
Ichor Holdings, Ltd. (A)	526	18,736
Kulicke & Soffa Industries, Inc.	4,804	269,120
MACOM Technology Solutions Holdings, Inc. (A)	13,841	828,661
Magnachip Semiconductor Corp. (A)	799	13,511
NeoPhotonics Corp. (A)	3,808	57,920
Onto Innovation, Inc. (A)	1,461	126,946
PDF Solutions, Inc. (A)	2,193	61,119
Photronics, Inc. (A)	5,882	99,818
Power Integrations, Inc.	9,114	844,686
Rambus, Inc. (A)	3,601	114,836
Silicon Laboratories, Inc. (A)	4,574	687,015
Ultra Clean Holdings, Inc. (A)	2,274	96,395
Veeco Instruments, Inc. (A)	2,996	81,461
		6,152,477
Software – 3.0%
ACI Worldwide, Inc. (A)	3,209	101,051
Asure Software, Inc. (A)	1,391	8,276
Aware, Inc. (A)	2,160	6,480
Bottomline Technologies DE, Inc. (A)	5,291	299,894
Cerence, Inc. (A)	11,425	412,443
Cognyte Software, Ltd. (A)	402	4,547
Consensus Cloud Solutions, Inc. (A)	218	13,108
Ebix, Inc.	954	31,625
InterDigital, Inc.	1,490	95,062
N-able, Inc. (A)	430	3,913
OneSpan, Inc. (A)	1,048	15,133
Paycor HCM, Inc. (A)	25,644	746,497
Paylocity Holding Corp. (A)	4,948	1,018,150
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Ping Identity Holding Corp. (A)	630	$17,281
Rapid7, Inc. (A)	11,728	1,304,616
The Descartes Systems Group, Inc. (A)	8,868	649,670
Upland Software, Inc. (A)	280	4,931
Verint Systems, Inc. (A)	1,067	55,164
Xperi Holding Corp.	4,859	84,158
		4,871,999
Technology hardware, storage and peripherals – 0.2%
3D Systems Corp. (A)	626	10,442
AstroNova, Inc. (A)	1,439	21,830
Stratasys, Ltd. (A)	2,906	73,783
Super Micro Computer, Inc. (A)	3,994	152,052
Xerox Holdings Corp.	7,509	151,457
		409,564
		20,609,062
Materials – 7.7%
Chemicals – 3.6%
AdvanSix, Inc.	1,392	71,117
American Vanguard Corp.	2,118	43,038
Ashland Global Holdings, Inc.	2,740	269,643
Avient Corp.	15,825	759,600
Balchem Corp.	4,370	597,379
Cabot Corp.	1,625	111,166
Core Molding Technologies, Inc. (A)	1,000	10,760
Ecovyst, Inc.	5,263	60,840
Element Solutions, Inc.	7,601	166,462
Ferro Corp. (A)	2,899	63,024
Flotek Industries, Inc. (A)	1,771	2,231
FutureFuel Corp.	4,276	41,605
GCP Applied Technologies, Inc. (A)	599	18,821
Hawkins, Inc.	1,460	67,014
HB Fuller Company	3,615	238,843
Huntsman Corp.	15,185	569,589
Innospec, Inc.	1,794	166,035
Intrepid Potash, Inc. (A)	504	41,399
Koppers Holdings, Inc.	1,200	33,024
Kronos Worldwide, Inc.	2,697	41,857
Minerals Technologies, Inc.	2,102	139,047
Olin Corp.	5,264	275,202
Quaker Chemical Corp.	1,802	311,404
Rayonier Advanced Materials, Inc. (A)	4,555	29,926
Sensient Technologies Corp.	949	79,669
Stepan Company	1,433	141,595
The Mosaic Company	8,814	586,131
Trecora Resources (A)	2,774	23,468
Tredegar Corp.	1,654	19,831
Trinseo PLC	940	45,045
Tronox Holdings PLC, Class A	6,689	132,375
Venator Materials PLC (A)	2,700	4,806
Westlake Corp.	4,606	568,380
		5,730,326
Construction materials – 0.2%
Summit Materials, Inc., Class A (A)	4,565	141,789
United States Lime & Minerals, Inc.	686	79,603
		221,392
Containers and packaging – 0.8%
Berry Global Group, Inc. (A)	5,783	335,183
Graphic Packaging Holding Company	10,944	219,318
Greif, Inc., Class A	1,410	91,735
Greif, Inc., Class B	698	44,504
Ranpak Holdings Corp. (A)	1,842	37,632
Silgan Holdings, Inc.	1,982	91,628
Sonoco Products Company	3,466	216,833

228

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
TriMas Corp.	1,856	$59,559
UFP Technologies, Inc. (A)	300	19,851
Westrock Company	3,785	178,009
		1,294,252
Metals and mining – 2.9%
Alcoa Corp.	11,256	1,013,378
Allegheny Technologies, Inc. (A)	1,085	29,121
Ampco-Pittsburgh Corp. (A)	1,644	10,374
Arconic Corp. (A)	5,780	148,084
Carpenter Technology Corp.	3,575	150,079
Century Aluminum Company (A)	2,804	73,773
Cleveland-Cliffs, Inc. (A)	2,139	68,897
Coeur Mining, Inc. (A)	10,562	47,001
Commercial Metals Company	5,907	245,849
Friedman Industries, Inc.	1,511	13,312
Gold Resource Corp.	6,900	15,456
Haynes International, Inc.	458	19,511
Hecla Mining Company	26,017	170,932
Materion Corp.	1,721	147,559
Nexa Resources SA	900	8,406
Olympic Steel, Inc.	1,438	55,305
Reliance Steel & Aluminum Company	3,854	706,631
Schnitzer Steel Industries, Inc., Class A	3,077	159,819
Steel Dynamics, Inc.	9,307	776,483
SunCoke Energy, Inc.	6,433	57,318
Synalloy Corp. (A)	2,209	35,454
TimkenSteel Corp. (A)	2,689	58,835
U.S. Steel Corp.	8,605	324,753
Universal Stainless & Alloy Products, Inc. (A)	1,562	13,558
Warrior Met Coal, Inc.	3,785	140,461
Worthington Industries, Inc.	2,387	122,716
		4,613,065
Paper and forest products – 0.2%
Clearwater Paper Corp. (A)	1,597	44,764
Glatfelter Corp.	4,610	57,072
Mercer International, Inc.	7,458	104,039
Neenah, Inc.	193	7,654
Resolute Forest Products, Inc.	7,541	97,354
Schweitzer-Mauduit International, Inc.	1,971	54,203
		365,086
		12,224,121
Real estate – 1.5%
Equity real estate investment trusts – 0.8%
Ryman Hospitality Properties, Inc. (A)	5,939	550,961
STAG Industrial, Inc.	16,342	675,742
		1,226,703
Real estate management and development – 0.7%
Cushman & Wakefield PLC (A)	4,365	89,526
Five Point Holdings LLC, Class A (A)	2,659	16,246
Forestar Group, Inc. (A)	2,613	46,407
FRP Holdings, Inc. (A)	931	53,812
Jones Lang LaSalle, Inc. (A)	1,775	425,042
Kennedy-Wilson Holdings, Inc.	2,361	57,585
Marcus & Millichap, Inc.	1,253	66,008
Rafael Holdings, Inc., Class B (A)	500	1,255
RE/MAX Holdings, Inc., Class A	799	22,156
Realogy Holdings Corp. (A)	9,125	143,080
Stratus Properties, Inc. (A)	1,025	44,157
Tejon Ranch Company (A)	1,709	31,206
The Howard Hughes Corp. (A)	1,787	185,151
		1,181,631
		2,408,334
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 0.7%
Electric utilities – 0.1%
NRG Energy, Inc.	2,766	$106,104
Gas utilities – 0.1%
Macquarie Infrastructure Holdings LLC	4,124	15,383
New Jersey Resources Corp.	4,232	194,080
		209,463
Independent power and renewable electricity producers – 0.5%
Brookfield Renewable Corp., Class A	1,875	82,125
Ormat Technologies, Inc.	2,212	181,008
Vistra Corp.	20,677	480,740
		743,873
		1,059,440
TOTAL COMMON STOCKS (Cost $121,179,836)		$157,953,435
PREFERRED SECURITIES – 0.0%
Industrials – 0.0%
Trading companies and distributors – 0.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	1,507	44,351
TOTAL PREFERRED SECURITIES (Cost $37,663)		$44,351
SHORT-TERM INVESTMENTS – 0.9%
Short-term funds – 0.9%
John Hancock Collateral Trust, 0.3592% (D)(E)	50,272	502,661
State Street Institutional Treasury Money Market Fund, Premier Class, 0.1740% (D)	920,536	920,536
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (D)	17	17
TOTAL SHORT-TERM INVESTMENTS (Cost $1,423,189)		$1,423,214
Total Investments (Small Cap Opportunities Trust) (Cost $122,640,688) – 100.1%		$159,421,000
Other assets and liabilities, net – (0.1%)		(175,084)
TOTAL NET ASSETS – 100.0%		$159,245,916
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $611,290. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $127,533 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 3-31-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

229

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.7%
Communication services – 4.6%
Interactive media and services – 3.2%
CarGurus, Inc. (A)	161,586	$6,860,942
Ziff Davis, Inc. (A)	39,625	3,834,908
		10,695,850
Media – 1.4%
Cardlytics, Inc. (A)	44,895	2,468,327
Criteo SA, ADR (A)	82,748	2,254,056
		4,722,383
		15,418,233
Consumer discretionary – 11.5%
Diversified consumer services – 1.8%
Chegg, Inc. (A)	85,892	3,116,162
Mister Car Wash, Inc. (A)	202,019	2,987,861
		6,104,023
Hotels, restaurants and leisure – 2.4%
Boyd Gaming Corp.	55,432	3,646,317
Planet Fitness, Inc., Class A (A)	23,520	1,986,970
Wingstop, Inc.	20,435	2,398,047
		8,031,334
Household durables – 1.7%
Cavco Industries, Inc. (A)	3,240	780,354
Skyline Champion Corp. (A)	91,619	5,028,051
		5,808,405
Internet and direct marketing retail – 2.8%
Revolve Group, Inc. (A)	93,203	5,004,069
Shutterstock, Inc.	46,031	4,284,565
		9,288,634
Specialty retail – 2.0%
Floor & Decor Holdings, Inc., Class A (A)	22,612	1,831,572
National Vision Holdings, Inc. (A)	111,178	4,844,025
		6,675,597
Textiles, apparel and luxury goods – 0.8%
Crocs, Inc. (A)	35,796	2,734,814
		38,642,807
Consumer staples – 1.8%
Food products – 0.8%
Freshpet, Inc. (A)	27,489	2,821,471
Personal products – 1.0%
elf Beauty, Inc. (A)	129,231	3,338,037
		6,159,508
Energy – 4.3%
Energy equipment and services – 1.2%
Cactus, Inc., Class A	69,478	3,942,182
Oil, gas and consumable fuels – 3.1%
Chesapeake Energy Corp.	77,835	6,771,645
Magnolia Oil & Gas Corp., Class A	161,996	3,831,205
		10,602,850
		14,545,032
Financials – 4.1%
Banks – 3.2%
Ameris Bancorp	89,272	3,917,255
Synovus Financial Corp.	77,102	3,777,998
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Western Alliance Bancorp	39,182	$3,245,053
		10,940,306
Mortgage real estate investment trusts – 0.9%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	62,857	2,981,308
		13,921,614
Health care – 22.3%
Biotechnology – 7.6%
Amicus Therapeutics, Inc. (A)	150,819	1,428,256
Apellis Pharmaceuticals, Inc. (A)	30,865	1,568,251
Ascendis Pharma A/S, ADR (A)	17,409	2,043,120
BioAtla, Inc. (A)	24,698	123,490
Blueprint Medicines Corp. (A)	30,787	1,966,674
Celldex Therapeutics, Inc. (A)	55,220	1,880,793
Crinetics Pharmaceuticals, Inc. (A)	30,404	667,368
Fate Therapeutics, Inc. (A)	30,322	1,175,584
ImmunoGen, Inc. (A)	190,522	906,885
Intellia Therapeutics, Inc. (A)	29,891	2,172,179
Karuna Therapeutics, Inc. (A)	15,494	1,964,484
Kodiak Sciences, Inc. (A)	13,536	104,498
Kymera Therapeutics, Inc. (A)	36,920	1,562,454
Madrigal Pharmaceuticals, Inc. (A)	14,533	1,425,978
Myovant Sciences, Ltd. (A)(B)	81,671	1,087,858
PTC Therapeutics, Inc. (A)	33,840	1,262,570
RAPT Therapeutics, Inc. (A)	30,076	661,371
REVOLUTION Medicines, Inc. (A)	49,053	1,251,342
Rocket Pharmaceuticals, Inc. (A)	42,315	671,116
Turning Point Therapeutics, Inc. (A)	29,875	802,144
Veracyte, Inc. (A)	36,520	1,006,856
		25,733,271
Health care equipment and supplies – 4.4%
Globus Medical, Inc., Class A (A)	48,911	3,608,654
Inari Medical, Inc. (A)	40,200	3,643,728
Integra LifeSciences Holdings Corp. (A)	67,579	4,342,627
Tandem Diabetes Care, Inc. (A)	26,889	3,126,922
		14,721,931
Health care providers and services – 4.7%
Cross Country Healthcare, Inc. (A)	118,876	2,576,043
LHC Group, Inc. (A)	28,597	4,821,454
Owens & Minor, Inc.	54,098	2,381,394
R1 RCM, Inc. (A)	229,098	6,130,662
		15,909,553
Health care technology – 3.4%
Health Catalyst, Inc. (A)	77,215	2,017,628
Inspire Medical Systems, Inc. (A)	27,648	7,096,965
Omnicell, Inc. (A)	18,583	2,406,313
		11,520,906
Life sciences tools and services – 0.7%
NanoString Technologies, Inc. (A)	39,366	1,367,969
NeoGenomics, Inc. (A)	78,398	952,536
		2,320,505
Pharmaceuticals – 1.5%
Aclaris Therapeutics, Inc. (A)	97,669	1,683,814
Intra-Cellular Therapies, Inc. (A)	28,507	1,744,343
Pacira BioSciences, Inc. (A)	21,424	1,635,080
		5,063,237
		75,269,403

230

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 15.6%
Aerospace and defense – 1.5%
Curtiss-Wright Corp.	33,622	$5,048,680
Building products – 0.9%
Zurn Water Solutions Corp.	79,861	2,827,079
Construction and engineering – 1.6%
Fluor Corp. (A)	190,765	5,473,048
Electrical equipment – 1.3%
Acuity Brands, Inc.	23,790	4,503,447
Machinery – 5.3%
Colfax Corp. (A)	127,915	5,089,738
Helios Technologies, Inc.	43,879	3,521,290
Kornit Digital, Ltd. (A)	46,335	3,831,441
The Middleby Corp. (A)	31,825	5,217,391
		17,659,860
Professional services – 1.4%
TriNet Group, Inc. (A)	47,068	4,629,608
Trading companies and distributors – 3.6%
Applied Industrial Technologies, Inc.	81,527	8,369,560
WESCO International, Inc. (A)	29,820	3,880,775
		12,250,335
		52,392,057
Information technology – 24.4%
Communications equipment – 1.5%
Calix, Inc. (A)	121,264	5,203,438
Electronic equipment, instruments and components – 3.0%
II-VI, Inc. (A)	89,453	6,484,448
Novanta, Inc. (A)	24,729	3,518,689
		10,003,137
IT services – 5.8%
Concentrix Corp.	25,578	4,260,272
LiveRamp Holdings, Inc. (A)	73,441	2,745,959
Perficient, Inc. (A)	44,221	4,868,290
Repay Holdings Corp. (A)	153,711	2,270,311
Verra Mobility Corp. (A)	333,414	5,427,980
		19,572,812
Semiconductors and semiconductor equipment – 3.9%
Ambarella, Inc. (A)	18,184	1,907,865
MKS Instruments, Inc.	19,063	2,859,450
Synaptics, Inc. (A)	41,293	8,237,954
		13,005,269
Software – 10.2%
Digital Turbine, Inc. (A)	97,658	4,278,397
Five9, Inc. (A)	39,440	4,354,176
Jamf Holding Corp. (A)	185,476	6,456,420
Manhattan Associates, Inc. (A)	21,353	2,961,875
New Relic, Inc. (A)	48,763	3,261,269
Olo, Inc., Class A (A)	49,200	651,900
Rapid7, Inc. (A)	60,825	6,766,173
Varonis Systems, Inc. (A)	116,020	5,515,591
		34,245,801
		82,030,457
Materials – 1.6%
Chemicals – 1.6%
Cabot Corp.	79,685	5,451,251
Real estate – 5.5%
Equity real estate investment trusts – 5.5%
Essential Properties Realty Trust, Inc.	126,363	3,196,984
Independence Realty Trust, Inc.	164,180	4,340,919
Pebblebrook Hotel Trust	156,302	3,826,273
Phillips Edison & Company, Inc.	83,829	2,882,879
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Ryman Hospitality Properties, Inc. (A)	44,794	$4,155,539
		18,402,594
TOTAL COMMON STOCKS (Cost $323,601,492)		$322,232,956
SHORT-TERM INVESTMENTS – 4.5%
Short-term funds – 0.3%
John Hancock Collateral Trust, 0.3592% (C)(D)	111,623	1,116,092
Repurchase agreement – 4.2%
Societe Generale SA Tri-Party Repurchase Agreement dated 3-31-22 at 0.295% to be repurchased at $14,100,116 on 4-1-22, collateralized by $2,258,320 Federal Home Loan Mortgage Corp., 2.007% - 2.500% due 1-1-35 to 12-1-50 (valued at $2,356,688), $4,081,190 Federal National Mortgage Association, 2.000% - 5.500% due 9-1-32 to 2-1-52 (valued at $3,958,056), $744 Government National Mortgage Association, 4.000% - 8.000% due 4-15-31 to 11-20-44 (valued at $796), $1,359,800 U.S. Treasury Bonds, 4.500% due 5-15-38 (valued at $1,759,521) and $6,786,300 U.S. Treasury Notes, 0.250% - 1.875% due 9-15-22 to 7-31-26 (valued at $6,306,989)	$14,100,000	14,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,216,018)		$15,216,092
Total Investments (Small Cap Stock Trust) (Cost $338,817,510) – 100.2%		$337,449,048
Other assets and liabilities, net – (0.2%)		(671,245)
TOTAL NET ASSETS – 100.0%		$336,777,803
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $1,096,380.
(C)	The rate shown is the annualized seven-day yield as of 3-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.9%
Communication services – 1.2%
Media – 1.2%
WideOpenWest, Inc. (A)	342,653	$5,975,868
Consumer discretionary – 7.4%
Auto components – 1.7%
Gentherm, Inc. (A)	16,805	1,227,437
Visteon Corp. (A)	71,644	7,818,510
		9,045,947
Hotels, restaurants and leisure – 0.9%
Aramark	25,999	977,562

231

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Wyndham Hotels & Resorts, Inc.	43,513	$3,685,116
		4,662,678
Household durables – 1.5%
Century Communities, Inc.	40,165	2,151,639
Tri Pointe Homes, Inc. (A)	273,173	5,485,314
		7,636,953
Internet and direct marketing retail – 1.0%
Shutterstock, Inc.	57,890	5,388,401
Specialty retail – 1.0%
Monro, Inc.	122,891	5,448,987
Textiles, apparel and luxury goods – 1.3%
Deckers Outdoor Corp. (A)	1,006	275,413
Kontoor Brands, Inc.	156,632	6,476,733
		6,752,146
		38,935,112
Consumer staples – 3.9%
Beverages – 0.7%
C&C Group PLC (A)	1,463,540	3,756,605
Food products – 1.1%
Cranswick PLC	122,481	5,653,537
Post Holdings, Inc. (A)	4,950	342,837
		5,996,374
Household products – 2.1%
Spectrum Brands Holdings, Inc.	122,050	10,828,276
		20,581,255
Energy – 1.3%
Oil, gas and consumable fuels – 1.3%
Brigham Minerals, Inc., Class A	37,800	965,790
Dorian LPG, Ltd.	399,258	5,785,248
		6,751,038
Financials – 24.4%
Banks – 16.4%
1st Source Corp.	100,576	4,651,640
Atlantic Union Bankshares Corp.	196,314	7,202,761
Banc of California, Inc.	478,438	9,262,560
Cadence Bank	190,020	5,559,985
Eastern Bankshares, Inc.	236,698	5,098,475
First Busey Corp.	235,372	5,964,326
First Citizens BancShares, Inc., Class A	848	564,429
First Interstate BancSystem, Inc., Class A	199,279	7,327,489
Flushing Financial Corp.	295,784	6,610,772
Hancock Whitney Corp.	170,239	8,877,964
International Bancshares Corp.	191,447	8,080,978
Old National Bancorp	456,183	7,472,278
Synovus Financial Corp.	175,019	8,575,931
Webster Financial Corp.	11,043	619,733
		85,869,321
Capital markets – 0.4%
SLR Investment Corp.	105,707	1,916,468
Insurance – 6.7%
Alleghany Corp. (A)	1,350	1,143,450
Assured Guaranty, Ltd.	107,279	6,829,381
Kemper Corp.	138,046	7,805,121
ProAssurance Corp.	222,457	5,979,644
Reinsurance Group of America, Inc.	4,870	533,070
SiriusPoint, Ltd. (A)	550,981	4,121,338
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
White Mountains Insurance Group, Ltd.	7,620	$8,658,149
		35,070,153
Thrifts and mortgage finance – 0.9%
NMI Holdings, Inc., Class A (A)	241,922	4,988,432
		127,844,374
Health care – 7.6%
Health care equipment and supplies – 3.6%
Haemonetics Corp. (A)	193,606	12,239,774
ICU Medical, Inc. (A)	19,060	4,243,518
Lantheus Holdings, Inc. (A)	46,387	2,565,665
		19,048,957
Health care providers and services – 3.5%
LHC Group, Inc. (A)	23,679	3,992,279
MEDNAX, Inc. (A)	241,946	5,680,892
Owens & Minor, Inc.	195,804	8,619,292
		18,292,463
Health care technology – 0.4%
Allscripts Healthcare Solutions, Inc. (A)	92,780	2,089,406
Life sciences tools and services – 0.1%
Syneos Health, Inc. (A)	7,059	571,426
		40,002,252
Industrials – 21.0%
Aerospace and defense – 1.2%
Hexcel Corp.	105,031	6,246,194
Building products – 2.3%
American Woodmark Corp. (A)	91,979	4,502,372
Tyman PLC	1,878,052	7,800,210
		12,302,582
Commercial services and supplies – 4.5%
ACCO Brands Corp.	722,382	5,779,056
BrightView Holdings, Inc. (A)	340,611	4,635,716
Clean Harbors, Inc. (A)	6,236	696,187
SP Plus Corp. (A)	222,332	6,972,332
UniFirst Corp.	29,390	5,415,989
		23,499,280
Construction and engineering – 1.0%
Primoris Services Corp.	210,405	5,011,847
Electrical equipment – 0.9%
Thermon Group Holdings, Inc. (A)	284,585	4,610,277
Machinery – 1.7%
John Bean Technologies Corp.	29,144	3,452,690
Luxfer Holdings PLC	330,449	5,551,543
		9,004,233
Professional services – 6.6%
CBIZ, Inc. (A)	124,069	5,207,176
Huron Consulting Group, Inc. (A)	181,698	8,323,585
ICF International, Inc.	73,988	6,965,230
Science Applications International Corp.	93,612	8,628,218
Sterling Check Corp. (A)(B)	213,656	5,646,928
		34,771,137
Trading companies and distributors – 2.8%
Air Lease Corp.	170,077	7,593,938
GATX Corp.	56,079	6,916,223
		14,510,161
		109,955,711
Information technology – 9.1%
Electronic equipment, instruments and components – 3.0%
Belden, Inc.	130,822	7,247,539
CTS Corp.	214,592	7,583,681

232

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
ePlus, Inc. (A)	19,482	$1,092,161
		15,923,381
IT services – 1.9%
Concentrix Corp.	2,787	464,203
ExlService Holdings, Inc. (A)	24,933	3,572,151
WNS Holdings, Ltd., ADR (A)	69,677	5,956,687
		9,993,041
Software – 4.2%
ACI Worldwide, Inc. (A)	151,080	4,757,509
CDK Global, Inc.	198,240	9,650,323
Progress Software Corp.	159,714	7,520,932
		21,928,764
		47,845,186
Materials – 8.2%
Chemicals – 4.6%
Axalta Coating Systems, Ltd. (A)	134,490	3,305,764
Element Solutions, Inc.	454,231	9,947,659
HB Fuller Company	71,004	4,691,234
Orion Engineered Carbons SA	376,704	6,015,963
		23,960,620
Containers and packaging – 2.3%
Sealed Air Corp.	17,488	1,170,996
TriMas Corp.	344,735	11,062,546
		12,233,542
Paper and forest products – 1.3%
Neenah, Inc.	174,192	6,908,455
		43,102,617
Real estate – 10.2%
Equity real estate investment trusts – 10.2%
Alexander & Baldwin, Inc.	268,007	6,215,082
Brandywine Realty Trust	402,343	5,689,130
Centerspace	68,154	6,687,270
Global Medical REIT, Inc.	199,222	3,251,303
LXP Industrial Trust	243,302	3,819,841
Pebblebrook Hotel Trust	178,620	4,372,618
Phillips Edison & Company, Inc.	141,467	4,865,050
Piedmont Office Realty Trust, Inc., Class A	373,759	6,436,130
PotlatchDeltic Corp.	82,567	4,353,758
RPT Realty	580,427	7,992,480
		53,682,662
Utilities – 3.6%
Electric utilities – 1.0%
Portland General Electric Company	98,629	5,439,389
Gas utilities – 2.6%
New Jersey Resources Corp.	147,164	6,748,941
Spire, Inc.	86,107	6,179,038
UGI Corp.	17,567	636,277
		13,564,256
		19,003,645
TOTAL COMMON STOCKS (Cost $431,718,715)		$513,679,720
SHORT-TERM INVESTMENTS – 3.8%
Short-term funds – 0.7%
John Hancock Collateral Trust, 0.3592% (C)(D)	378,683	3,786,375
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 3.1%
Bank of America Tri-Party Repurchase Agreement dated 3-31-22 at 0.300% to be repurchased at $16,000,133 on 4-1-22, collateralized by $16,281,916 Government National Mortgage Association, 3.000% - 5.500% due 6-20-50 to 3-20-52 (valued at $16,320,001)	$16,000,000	$16,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $19,785,967)		$19,786,375
Total Investments (Small Cap Value Trust) (Cost $451,504,682) – 101.7%		$533,466,095
Other assets and liabilities, net – (1.7%)		(8,718,510)
TOTAL NET ASSETS – 100.0%		$524,747,585
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $3,705,062.
(C)	The rate shown is the annualized seven-day yield as of 3-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.0%
Communication services – 2.2%
Interactive media and services – 0.1%
NerdWallet, Inc., Class A (A)(B)	17,010	$203,950
Media – 2.1%
Advantage Solutions, Inc. (A)	60,796	387,878
Boston Omaha Corp., Class A (A)	26,621	675,375
Cable One, Inc.	837	1,225,569
Integral Ad Science Holding Corp. (A)	16,353	225,671
Scholastic Corp.	17,153	690,923
		3,205,416
		3,409,366
Consumer discretionary – 7.6%
Auto components – 1.4%
Dorman Products, Inc. (A)	8,483	806,139
LCI Industries	6,345	658,674
Visteon Corp. (A)	6,844	746,886
		2,211,699
Distributors – 0.2%
Pool Corp.	882	372,954
Diversified consumer services – 0.8%
Strategic Education, Inc.	18,378	1,219,932
Hotels, restaurants and leisure – 1.8%
BJ's Restaurants, Inc. (A)	16,636	470,799
Marriott Vacations Worldwide Corp.	6,217	980,421
Papa John's International, Inc.	8,600	905,408
Red Robin Gourmet Burgers, Inc. (A)	17,693	298,304
Sweetgreen, Inc., Class A (A)(B)	4,154	132,886
		2,787,818
Household durables – 1.3%
Cavco Industries, Inc. (A)	5,517	1,328,769

233

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Meritage Homes Corp. (A)	8,114	$642,872
		1,971,641
Internet and direct marketing retail – 0.1%
Rent the Runway, Inc., Class A (A)(B)	4,977	34,292
Xometry, Inc., Class A (A)	1,588	58,359
		92,651
Specialty retail – 1.2%
Hibbett, Inc.	6,883	305,192
LL Flooring Holdings, Inc. (A)	36,750	515,235
Monro, Inc.	13,202	585,377
Petco Health & Wellness Company, Inc. (A)(B)	24,390	477,312
		1,883,116
Textiles, apparel and luxury goods – 0.8%
On Holding AG, Class A (A)(B)	2,640	66,634
Steven Madden, Ltd.	28,552	1,103,249
		1,169,883
		11,709,694
Consumer staples – 2.9%
Beverages – 0.7%
Coca-Cola Consolidated, Inc.	2,159	1,072,699
Food and staples retailing – 0.4%
Grocery Outlet Holding Corp. (A)	17,148	562,111
Food products – 1.7%
Nomad Foods, Ltd. (A)	57,861	1,306,501
Post Holdings, Inc. (A)	8,265	572,434
The Simply Good Foods Company (A)	19,214	729,171
		2,608,106
Personal products – 0.1%
BellRing Brands, Inc. (A)	10,478	241,832
		4,484,748
Energy – 8.7%
Energy equipment and services – 3.1%
Cactus, Inc., Class A	33,885	1,922,635
ChampionX Corp. (A)	73,279	1,793,870
Liberty Oilfield Services, Inc., Class A (A)	68,760	1,019,023
		4,735,528
Oil, gas and consumable fuels – 5.6%
Devon Energy Corp.	48,687	2,878,862
International Seaways, Inc.	23,909	431,318
Magnolia Oil & Gas Corp., Class A	83,473	1,974,136
Matador Resources Company	54,152	2,868,973
REX American Resources Corp. (A)	5,353	533,159
		8,686,448
		13,421,976
Financials – 25.2%
Banks – 14.8%
BankUnited, Inc.	41,408	1,820,296
Columbia Banking System, Inc.	28,510	920,018
CrossFirst Bankshares, Inc. (A)	39,223	618,154
Eastern Bankshares, Inc.	32,735	705,112
FB Financial Corp.	28,980	1,287,292
Glacier Bancorp, Inc.	20,804	1,046,025
HarborOne Bancorp, Inc.	65,919	924,184
Home BancShares, Inc.	79,029	1,786,055
Independent Bank Corp. (Massachusetts)	15,663	1,279,510
Live Oak Bancshares, Inc.	28,483	1,449,500
National Bank Holdings Corp., Class A	26,531	1,068,669
Origin Bancorp, Inc.	22,504	951,694
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Pinnacle Financial Partners, Inc.	23,578	$2,171,062
Popular, Inc.	15,893	1,299,094
Southern First Bancshares, Inc. (A)	16,374	832,454
Towne Bank	40,398	1,209,516
Veritex Holdings, Inc.	6,356	242,609
Webster Financial Corp.	20,530	1,152,144
Western Alliance Bancorp	25,343	2,098,907
		22,862,295
Capital markets – 2.3%
Hercules Capital, Inc. (B)	34,309	619,964
Houlihan Lokey, Inc.	14,832	1,302,250
StepStone Group, Inc., Class A	13,635	450,773
Virtus Investment Partners, Inc.	5,055	1,213,149
		3,586,136
Consumer finance – 1.0%
Green Dot Corp., Class A (A)	16,449	452,019
PRA Group, Inc. (A)	8,424	379,754
PROG Holdings, Inc. (A)	24,894	716,200
		1,547,973
Insurance – 2.5%
BRP Group, Inc., Class A (A)	46,482	1,247,112
James River Group Holdings, Ltd.	27,661	684,333
Palomar Holdings, Inc. (A)	9,468	605,857
ProAssurance Corp.	29,206	785,057
Ryan Specialty Group Holdings, Inc., Class A (A)	16,439	637,669
		3,960,028
Mortgage real estate investment trusts – 1.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,954	1,420,718
PennyMac Mortgage Investment Trust	44,125	745,271
		2,165,989
Thrifts and mortgage finance – 3.2%
PCSB Financial Corp.	18,732	357,969
PennyMac Financial Services, Inc.	13,507	718,572
Radian Group, Inc.	51,008	1,132,888
Walker & Dunlop, Inc.	7,536	975,309
WSFS Financial Corp.	36,586	1,705,639
		4,890,377
		39,012,798
Health care – 9.1%
Biotechnology – 3.3%
Apellis Pharmaceuticals, Inc. (A)	9,848	500,377
Blueprint Medicines Corp. (A)	5,519	352,554
C4 Therapeutics, Inc. (A)	10,356	251,237
Fate Therapeutics, Inc. (A)	8,700	337,299
Insmed, Inc. (A)	23,902	561,697
Ionis Pharmaceuticals, Inc. (A)	10,500	388,920
Karuna Therapeutics, Inc. (A)	3,398	430,832
Kymera Therapeutics, Inc. (A)	7,825	331,154
Prothena Corp. PLC (A)	9,700	354,729
Replimune Group, Inc. (A)	14,991	254,547
Turning Point Therapeutics, Inc. (A)	7,500	201,375
Ultragenyx Pharmaceutical, Inc. (A)	6,447	468,181
Xencor, Inc. (A)	13,290	354,577
Zentalis Pharmaceuticals, Inc. (A)	6,100	281,454
		5,068,933
Health care equipment and supplies – 1.7%
Atrion Corp.	1,794	1,279,122
Figs, Inc., Class A (A)	23,833	512,886
Ortho Clinical Diagnostics Holdings PLC (A)	33,362	622,535

234

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Quidel Corp. (A)	2,748	$309,040
		2,723,583
Health care providers and services – 3.4%
Agiliti, Inc. (A)	34,585	729,744
Molina Healthcare, Inc. (A)	1,061	353,939
Option Care Health, Inc. (A)	52,420	1,497,115
Select Medical Holdings Corp.	55,751	1,337,466
The Ensign Group, Inc.	10,173	915,672
The Pennant Group, Inc. (A)	19,743	367,812
		5,201,748
Health care technology – 0.3%
Phreesia, Inc. (A)	19,200	506,112
Life sciences tools and services – 0.1%
Pacific Biosciences of California, Inc. (A)(B)	19,600	178,360
Pharmaceuticals – 0.3%
Arvinas, Inc. (A)	6,396	430,451
		14,109,187
Industrials – 15.0%
Aerospace and defense – 1.7%
Parsons Corp. (A)	14,204	549,695
Triumph Group, Inc. (A)	81,156	2,051,624
		2,601,319
Airlines – 0.3%
Allegiant Travel Company (A)	2,572	417,667
Building products – 2.0%
JELD-WEN Holding, Inc. (A)	22,149	449,182
UFP Industries, Inc.	26,623	2,054,231
Zurn Water Solutions Corp.	15,500	548,700
		3,052,113
Commercial services and supplies – 2.1%
ABM Industries, Inc.	8,774	403,955
Aris Water Solution, Inc., Class A	25,405	462,371
Brady Corp., Class A	15,631	723,246
MSA Safety, Inc.	4,900	650,230
Stericycle, Inc. (A)	16,429	967,997
		3,207,799
Construction and engineering – 0.3%
Ameresco, Inc., Class A (A)	4,692	373,014
Valmont Industries, Inc.	700	167,020
		540,034
Electrical equipment – 0.9%
Regal Rexnord Corp.	5,600	833,168
Shoals Technologies Group, Inc., Class A (A)	34,825	593,418
		1,426,586
Machinery – 3.8%
Alamo Group, Inc.	3,638	523,108
Blue Bird Corp. (A)	19,241	362,116
Chart Industries, Inc. (A)	1,322	227,080
CIRCOR International, Inc. (A)	24,576	654,213
Enerpac Tool Group Corp.	26,245	574,503
ESCO Technologies, Inc.	11,806	825,476
Helios Technologies, Inc.	17,440	1,399,560
SPX Corp. (A)	14,795	731,021
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Timken Company	8,610	$522,627
		5,819,704
Marine – 0.4%
Matson, Inc.	5,703	687,896
Professional services – 0.3%
FTI Consulting, Inc. (A)	2,935	461,441
Road and rail – 0.7%
Landstar System, Inc.	7,391	1,114,785
Trading companies and distributors – 2.5%
Beacon Roofing Supply, Inc. (A)	25,767	1,527,468
Herc Holdings, Inc.	2,100	350,889
McGrath RentCorp	10,958	931,211
Univar Solutions, Inc. (A)	33,145	1,065,280
		3,874,848
		23,204,192
Information technology – 6.7%
Communications equipment – 1.0%
Harmonic, Inc. (A)	164,323	1,526,561
Electronic equipment, instruments and components – 2.7%
Belden, Inc.	33,779	1,871,356
Littelfuse, Inc.	8,248	2,057,134
PAR Technology Corp. (A)(B)	7,645	308,399
		4,236,889
IT services – 0.3%
Payoneer Global, Inc. (A)	88,396	394,246
Semiconductors and semiconductor equipment – 1.5%
Entegris, Inc.	6,978	915,932
MaxLinear, Inc. (A)	15,476	903,025
Onto Innovation, Inc. (A)	6,289	546,451
		2,365,408
Software – 1.2%
Ceridian HCM Holding, Inc. (A)	10,396	710,671
Clearwater Analytics Holdings, Inc., Class A (A)(B)	10,295	216,195
nCino, Inc. (A)	9,329	382,302
Workiva, Inc. (A)	4,310	508,580
		1,817,748
		10,340,852
Materials – 4.9%
Chemicals – 1.7%
Element Solutions, Inc.	48,400	1,059,960
Orion Engineered Carbons SA	51,440	821,497
Quaker Chemical Corp.	4,543	785,076
		2,666,533
Containers and packaging – 0.5%
Myers Industries, Inc.	36,242	782,827
Metals and mining – 2.2%
Carpenter Technology Corp.	22,443	942,157
Constellium SE (A)	80,596	1,450,728
Reliance Steel & Aluminum Company	5,197	952,870
		3,345,755
Paper and forest products – 0.5%
Clearwater Paper Corp. (A)	26,317	737,666
		7,532,781
Real estate – 10.4%
Equity real estate investment trusts – 8.3%
American Campus Communities, Inc.	15,260	854,102
Apple Hospitality REIT, Inc.	74,128	1,332,080
EastGroup Properties, Inc.	7,758	1,577,046

235

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Essential Properties Realty Trust, Inc.	26,951	$681,860
JBG SMITH Properties	39,263	1,147,265
NexPoint Residential Trust, Inc.	2,800	252,868
PotlatchDeltic Corp.	22,392	1,180,730
PS Business Parks, Inc.	6,515	1,095,041
Safehold, Inc.	13,577	752,845
Saul Centers, Inc.	23,929	1,261,058
Terreno Realty Corp.	24,555	1,818,298
Washington Real Estate Investment Trust	38,059	970,505
		12,923,698
Real estate management and development – 2.1%
eXp World Holdings, Inc. (B)	9,400	198,998
Opendoor Technologies, Inc. (A)	57,600	498,240
The St. Joe Company	34,187	2,025,238
Tricon Residential, Inc.	29,407	466,983
		3,189,459
		16,113,157
Utilities – 5.3%
Electric utilities – 2.2%
IDACORP, Inc.	16,921	1,952,007
MGE Energy, Inc.	18,636	1,486,966
		3,438,973
Gas utilities – 1.5%
Chesapeake Utilities Corp.	16,310	2,246,866
Multi-utilities – 0.9%
NorthWestern Corp.	24,280	1,468,697
Water utilities – 0.7%
California Water Service Group	17,721	1,050,501
		8,205,037
TOTAL COMMON STOCKS (Cost $111,694,324)		$151,543,788
WARRANTS – 0.0%
Advantage Solutions, Inc. (Expiration Date: 10-28-25; Strike Price: $11.50) (A)	4,703	4,421
TOTAL WARRANTS (Cost $6,099)		$4,421
SHORT-TERM INVESTMENTS – 3.3%
Short-term funds – 3.3%
John Hancock Collateral Trust, 0.3592% (C)(D)	194,916	1,948,928
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (C)	508,230	508,230
T. Rowe Price Government Reserve Fund, 0.2855% (C)	2,646,407	2,646,407
TOTAL SHORT-TERM INVESTMENTS (Cost $5,103,461)		$5,103,565
Total Investments (Small Company Value Trust) (Cost $116,803,884) – 101.3%		$156,651,774
Other assets and liabilities, net – (1.3%)		(1,960,079)
TOTAL NET ASSETS – 100.0%		$154,691,695
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $1,893,040.
(C)	The rate shown is the annualized seven-day yield as of 3-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.4%
Communication services – 6.8%
Diversified telecommunication services – 1.2%
Anterix, Inc. (A)	2,012	$116,495
AT&T, Inc.	832,741	19,677,670
ATN International, Inc.	1,971	78,603
Bandwidth, Inc., Class A (A)	4,039	130,823
BT Group PLC	1,446,262	3,448,332
Cellnex Telecom SA (A)(B)	82,541	3,972,236
Cogent Communications Holdings, Inc.	7,064	468,696
Consolidated Communications Holdings, Inc. (A)	12,960	76,464
Deutsche Telekom AG	525,093	9,779,397
EchoStar Corp., Class A (A)	6,373	155,119
Elisa OYJ	23,043	1,389,647
Globalstar, Inc. (A)(C)	103,356	151,933
HKT Trust & HKT, Ltd.	613,421	841,096
IDT Corp., Class B (A)	2,489	84,850
Infrastrutture Wireless Italiane SpA (B)	54,446	609,481
Iridium Communications, Inc. (A)	54,003	2,177,401
Koninklijke KPN NV	544,708	1,890,125
Liberty Latin America, Ltd., Class A (A)	10,380	100,686
Liberty Latin America, Ltd., Class C (A)	23,107	221,596
Lumen Technologies, Inc.	107,461	1,211,085
Nippon Telegraph & Telephone Corp.	193,616	5,625,297
Ooma, Inc. (A)	3,875	58,086
Orange SA	323,209	3,826,697
Proximus SADP	24,643	458,886
Radius Global Infrastructure, Inc., Class A (A)	12,308	175,758
Singapore Telecommunications, Ltd.	1,078,904	2,094,961
Singapore Telecommunications, Ltd.	258,829	504,585
Spark New Zealand, Ltd.	302,860	958,439
Swisscom AG (C)	4,196	2,520,982
Telecom Italia SpA	1,614,255	592,636
Telefonica Deutschland Holding AG	168,672	458,753
Telefonica SA	853,675	4,137,128
Telenor ASA	113,361	1,626,677
Telesat Corp. (A)	1,579	26,054
Telia Company AB (C)	430,655	1,726,802
Telstra Corp., Ltd.	671,326	1,983,405
United Internet AG	15,715	539,309
Verizon Communications, Inc.	489,546	24,937,473
		98,833,663
Entertainment – 1.1%
Activision Blizzard, Inc.	90,849	7,277,913
AMC Entertainment Holdings, Inc., Class A (A)(C)	86,770	2,138,013
Bollore SE	143,249	750,114
Capcom Company, Ltd.	28,500	690,963
Cinemark Holdings, Inc. (A)	18,451	318,833
Electronic Arts, Inc.	32,794	4,148,769
IMAX Corp. (A)	8,493	160,772
Koei Tecmo Holdings Company, Ltd. (C)	9,500	311,532
Konami Holdings Corp.	15,109	952,999
Liberty Media Corp.-Liberty Braves, Class A (A)	3,085	88,786
Liberty Media Corp.-Liberty Braves, Class C (A)	4,910	137,038
Lions Gate Entertainment Corp., Class A (A)	10,355	168,269
Lions Gate Entertainment Corp., Class B (A)	19,530	293,536
Live Nation Entertainment, Inc. (A)	15,753	1,853,183
Madison Square Garden Entertainment Corp. (A)	4,446	370,396
Netflix, Inc. (A)	51,772	19,393,273

236

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Nexon Company, Ltd.	80,006	$1,914,041
Nintendo Company, Ltd.	17,839	9,004,448
Sea, Ltd., ADR (A)	51,800	6,205,122
Square Enix Holdings Company, Ltd.	13,900	615,751
Take-Two Interactive Software, Inc. (A)	13,459	2,069,187
The Marcus Corp. (A)	4,244	75,119
The Walt Disney Company (A)	212,311	29,120,577
Toho Company, Ltd.	18,108	684,298
Ubisoft Entertainment SA (A)	15,207	668,238
Universal Music Group NV	117,511	3,136,852
World Wrestling Entertainment, Inc., Class A	11,343	708,257
		93,256,279
Interactive media and services – 3.2%
Adevinta ASA (A)	47,213	431,016
Alphabet, Inc., Class A (A)	35,072	97,547,507
Alphabet, Inc., Class C (A)	32,391	90,467,739
Auto Trader Group PLC (B)	154,022	1,271,494
CarGurus, Inc. (A)	16,033	680,761
Cars.com, Inc. (A)	11,527	166,335
Eventbrite, Inc., Class A (A)	12,954	191,331
EverQuote, Inc., Class A (A)	3,546	57,374
FuboTV, Inc. (A)(C)	23,125	151,931
Kakaku.com, Inc.	21,600	482,387
Liberty TripAdvisor Holdings, Inc., Class A (A)	15,390	31,550
Match Group, Inc. (A)	33,012	3,589,725
MediaAlpha, Inc., Class A (A)	4,095	67,772
Meta Platforms, Inc., Class A (A)	269,271	59,875,100
Outbrain, Inc. (A)	4,306	46,203
QuinStreet, Inc. (A)	8,575	99,470
REA Group, Ltd.	8,561	858,235
Scout24 SE (B)	13,544	772,172
SEEK, Ltd.	54,470	1,199,570
TripAdvisor, Inc. (A)	25,577	693,648
TrueCar, Inc. (A)	17,658	69,749
Twitter, Inc. (A)	93,246	3,607,688
Yelp, Inc. (A)	29,731	1,014,124
Z Holdings Corp.	434,154	1,876,887
Ziff Davis, Inc. (A)	19,698	1,906,372
		267,156,140
Media – 0.8%
Advantage Solutions, Inc. (A)	13,761	87,795
AMC Networks, Inc., Class A (A)	4,921	199,940
Audacy, Inc. (A)	22,099	63,866
Boston Omaha Corp., Class A (A)	3,488	88,491
Cable One, Inc.	1,288	1,885,941
Cardlytics, Inc. (A)	5,473	300,906
Charter Communications, Inc., Class A (A)	13,899	7,582,182
Clear Channel Outdoor Holdings, Inc. (A)	61,616	213,191
Comcast Corp., Class A	527,537	24,699,282
comScore, Inc. (A)	14,824	43,138
CyberAgent, Inc.	65,500	810,536
Daily Journal Corp. (A)	217	67,702
Dentsu Group, Inc.	35,065	1,432,978
Discovery, Inc., Series A (A)(C)	19,772	492,718
Discovery, Inc., Series C (A)	35,418	884,387
DISH Network Corp., Class A (A)	29,119	921,616
Embracer Group AB (A)(C)	90,661	756,761
Entravision Communications Corp., Class A	10,638	68,190
Fox Corp., Class A	36,828	1,452,865
Fox Corp., Class B	17,000	616,760
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Gannett Company, Inc. (A)	24,291	$109,552
Gray Television, Inc.	14,301	315,623
Hakuhodo DY Holdings, Inc.	37,873	475,419
iHeartMedia, Inc., Class A (A)	18,868	357,171
Informa PLC (A)	243,512	1,907,919
Integral Ad Science Holding Corp. (A)	5,602	77,308
John Wiley & Sons, Inc., Class A	18,468	979,358
National CineMedia, Inc.	12,185	30,950
News Corp., Class A	45,583	1,009,663
News Corp., Class B	14,117	317,915
Omnicom Group, Inc.	24,371	2,068,610
Paramount Global, Class B	70,750	2,675,058
Pearson PLC	122,602	1,202,116
Publicis Groupe SA	36,936	2,241,779
Schibsted ASA, B Shares	15,772	336,472
Schibsted ASA, Class A	11,846	291,974
Scholastic Corp.	4,594	185,046
Sinclair Broadcast Group, Inc., Class A	7,936	222,367
Stagwell, Inc. (A)	10,835	78,445
TechTarget, Inc. (A)	4,376	355,681
TEGNA, Inc.	94,097	2,107,773
The EW Scripps Company, Class A (A)	9,703	201,725
The Interpublic Group of Companies, Inc.	45,902	1,627,226
The New York Times Company, Class A	43,147	1,977,858
Thryv Holdings, Inc. (A)	1,187	33,378
Vivendi SE	125,716	1,642,417
WideOpenWest, Inc. (A)	8,878	154,832
WPP PLC	189,170	2,475,874
		68,128,754
Wireless telecommunication services – 0.5%
Gogo, Inc. (A)(C)	10,128	193,040
KDDI Corp.	261,343	8,568,554
Shenandoah Telecommunications Company	8,143	192,012
SoftBank Corp.	465,300	5,426,842
SoftBank Group Corp.	195,374	8,735,099
Tele2 AB, B Shares	81,141	1,226,510
Telephone & Data Systems, Inc.	17,008	321,111
T-Mobile US, Inc. (A)	68,468	8,787,868
United States Cellular Corp. (A)	2,632	79,565
Vodafone Group PLC	4,420,607	7,248,841
		40,779,442
		568,154,278
Consumer discretionary – 11.4%
Auto components – 0.4%
Adient PLC (A)	40,519	1,651,960
Aisin Corp.	23,858	815,409
American Axle & Manufacturing Holdings, Inc. (A)	19,139	148,519
Aptiv PLC (A)	31,546	3,776,372
BorgWarner, Inc.	27,961	1,087,683
Bridgestone Corp.	92,506	3,590,691
Cie Generale des Etablissements Michelin SCA	27,477	3,723,558
Continental AG (A)	17,821	1,277,519
Cooper-Standard Holdings, Inc. (A)	3,710	32,537
Dana, Inc.	61,688	1,083,858
Denso Corp.	70,195	4,478,448
Dorman Products, Inc. (A)	4,396	417,752
Faurecia SE (C)	19,649	511,046
Fox Factory Holding Corp. (A)	17,959	1,759,084
Gentex Corp.	61,073	1,781,499
Gentherm, Inc. (A)	5,554	405,664

237

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Koito Manufacturing Company, Ltd.	16,966	$686,606
LCI Industries	4,138	429,566
Lear Corp.	15,474	2,206,438
Modine Manufacturing Company (A)	9,277	83,586
Motorcar Parts of America, Inc. (A)	3,659	65,240
Patrick Industries, Inc.	3,810	229,743
Standard Motor Products, Inc.	3,297	142,233
Stanley Electric Company, Ltd.	21,067	398,319
Stoneridge, Inc. (A)	4,706	97,697
Sumitomo Electric Industries, Ltd.	122,143	1,451,947
Tenneco, Inc., Class A (A)	11,457	209,892
The Goodyear Tire & Rubber Company (A)	118,980	1,700,224
Valeo	37,334	689,595
Visteon Corp. (A)	11,898	1,298,429
XL Fleet Corp. (A)	22,462	44,699
XPEL, Inc. (A)	2,958	155,620
		36,431,433
Automobiles – 2.3%
Arcimoto, Inc. (A)(C)	5,674	37,505
Bayerische Motoren Werke AG	53,640	4,635,436
Canoo, Inc. (A)(C)	18,573	102,523
Ferrari NV	20,421	4,448,908
Fisker, Inc. (A)	27,626	356,375
Ford Motor Company	458,689	7,756,431
General Motors Company (A)	169,443	7,411,437
Harley-Davidson, Inc.	39,734	1,565,520
Honda Motor Company, Ltd.	264,073	7,485,371
Isuzu Motors, Ltd.	94,446	1,220,055
Lordstown Motors Corp., Class A (A)(C)	27,987	95,436
Mazda Motor Corp.	92,100	676,990
Mercedes-Benz Group AG	138,656	9,732,193
Nissan Motor Company, Ltd. (A)	376,076	1,671,029
Renault SA (A)	31,141	814,027
Stellantis NV	329,877	5,340,533
Subaru Corp.	99,727	1,583,962
Suzuki Motor Corp.	59,643	2,043,977
Tesla, Inc. (A)	97,622	105,197,467
Thor Industries, Inc.	14,481	1,139,655
Toyota Motor Corp.	1,718,000	30,989,276
Volkswagen AG	5,259	1,299,075
Winnebago Industries, Inc.	5,367	289,979
Workhorse Group, Inc. (A)(C)	26,685	133,425
Yamaha Motor Company, Ltd.	48,213	1,080,632
		197,107,217
Distributors – 0.1%
Funko, Inc., Class A (A)	4,654	80,282
Genuine Parts Company	16,608	2,092,940
LKQ Corp.	31,272	1,420,062
Pool Corp.	4,675	1,976,824
		5,570,108
Diversified consumer services – 0.1%
2U, Inc. (A)	12,568	166,903
Adtalem Global Education, Inc. (A)	8,441	250,782
American Public Education, Inc. (A)	3,443	73,129
Carriage Services, Inc.	2,587	137,965
Coursera, Inc. (A)	12,450	286,848
European Wax Center, Inc., Class A (A)	2,304	68,106
Graham Holdings Company, Class B	1,660	1,015,040
Grand Canyon Education, Inc. (A)	10,221	992,561
H&R Block, Inc.	42,630	1,110,085
Houghton Mifflin Harcourt Company (A)	21,355	448,669
IDP Education, Ltd.	33,819	791,503
Laureate Education, Inc.	16,745	198,428
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
OneSpaWorld Holdings, Ltd. (A)	9,544	$97,349
Perdoceo Education Corp. (A)	11,885	136,440
PowerSchool Holdings, Inc., Class A (A)	7,430	122,669
Service Corp. International	42,768	2,814,990
Strategic Education, Inc.	4,171	276,871
Stride, Inc. (A)	6,930	251,767
Udemy, Inc. (A)	2,575	32,085
Vivint Smart Home, Inc. (A)	15,964	107,917
WW International, Inc. (A)	9,332	95,466
		9,475,573
Hotels, restaurants and leisure – 1.8%
Accel Entertainment, Inc. (A)	9,816	119,559
Accor SA (A)	27,574	888,413
Aristocrat Leisure, Ltd.	97,634	2,649,984
Bally's Corp. (A)	5,526	169,869
BJ's Restaurants, Inc. (A)	4,029	114,021
Bloomin' Brands, Inc.	14,895	326,796
Bluegreen Vacations Holding Corp. (A)	2,471	73,067
Booking Holdings, Inc. (A)	4,789	11,246,727
Boyd Gaming Corp.	21,177	1,393,023
Brinker International, Inc. (A)	7,479	285,399
Caesars Entertainment, Inc. (A)	24,929	1,928,507
Carnival Corp. (A)(C)	94,320	1,907,150
Century Casinos, Inc. (A)	4,903	58,591
Chipotle Mexican Grill, Inc. (A)	3,281	5,190,640
Choice Hotels International, Inc.	8,475	1,201,416
Churchill Downs, Inc.	8,942	1,983,157
Chuy's Holdings, Inc. (A)	3,608	97,416
Compass Group PLC	289,023	6,219,800
Cracker Barrel Old Country Store, Inc.	10,045	1,192,643
Crown Resorts, Ltd. (A)	60,337	574,572
Darden Restaurants, Inc.	14,894	1,980,157
Dave & Buster's Entertainment, Inc. (A)	7,369	361,818
Denny's Corp. (A)	10,569	151,242
Dine Brands Global, Inc.	2,712	211,400
Domino's Pizza Enterprises, Ltd.	9,816	638,961
Domino's Pizza, Inc.	4,243	1,726,943
El Pollo Loco Holdings, Inc. (A)	3,782	43,947
Entain PLC (A)	95,001	2,035,018
Everi Holdings, Inc. (A)	14,375	301,875
Evolution AB (B)	27,879	2,836,251
Expedia Group, Inc. (A)	17,519	3,427,943
F45 Training Holdings, Inc. (A)	5,527	59,139
Fiesta Restaurant Group, Inc. (A)	3,569	26,678
First Watch Restaurant Group, Inc. (A)	2,035	26,557
Flutter Entertainment PLC (A)	27,003	3,111,948
Full House Resorts, Inc. (A)	5,750	55,258
Galaxy Entertainment Group, Ltd.	353,153	2,089,741
GAN, Ltd. (A)	8,201	39,529
Genting Singapore, Ltd.	979,621	585,507
Golden Entertainment, Inc. (A)	2,877	167,067
Golden Nugget Online Gaming, Inc. (A)	7,148	50,822
Hilton Grand Vacations, Inc. (A)	14,340	745,823
Hilton Worldwide Holdings, Inc. (A)	32,503	4,932,005
InterContinental Hotels Group PLC	29,682	2,007,529
International Game Technology PLC	16,792	414,427
Jack in the Box, Inc.	3,563	332,820
Krispy Kreme, Inc. (C)	14,411	214,003
Kura Sushi USA, Inc., Class A (A)	775	42,741
La Francaise des Jeux SAEM (B)	15,472	613,815
Las Vegas Sands Corp. (A)	40,091	1,558,337
Life Time Group Holdings, Inc. (A)(C)	6,709	97,549
Lindblad Expeditions Holdings, Inc. (A)	5,569	83,981
Marriott International, Inc., Class A (A)	31,903	5,606,952
Marriott Vacations Worldwide Corp.	10,999	1,734,542

238

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
McDonald's Corp.	87,139	$21,547,732
McDonald's Holdings Company Japan, Ltd.	12,961	538,993
Melco Resorts & Entertainment, Ltd., ADR (A)	34,800	265,872
MGM Resorts International	43,924	1,842,173
Monarch Casino & Resort, Inc. (A)	2,218	193,476
NeoGames SA (A)	1,941	29,950
Noodles & Company (A)	7,500	44,775
Norwegian Cruise Line Holdings, Ltd. (A)	48,615	1,063,696
ONE Group Hospitality, Inc. (A)	3,592	37,752
Oriental Land Company, Ltd.	32,400	6,201,531
Papa John's International, Inc.	13,900	1,463,392
Penn National Gaming, Inc. (A)	19,372	821,760
PlayAGS, Inc. (A)	5,068	33,804
Portillo's, Inc., Class A (A)(C)	3,960	97,258
RCI Hospitality Holdings, Inc.	1,491	91,637
Red Robin Gourmet Burgers, Inc. (A)	3,051	51,440
Red Rock Resorts, Inc., Class A	9,083	441,070
Royal Caribbean Cruises, Ltd. (A)	26,150	2,190,847
Rush Street Interactive, Inc. (A)	9,291	67,546
Ruth's Hospitality Group, Inc.	5,746	131,468
Sands China, Ltd. (A)	393,482	936,085
Scientific Games Corp. (A)	41,104	2,414,860
SeaWorld Entertainment, Inc. (A)	8,438	628,125
Shake Shack, Inc., Class A (A)	6,310	428,449
Six Flags Entertainment Corp. (A)	19,982	869,217
Sodexo SA	14,333	1,166,361
Starbucks Corp.	134,141	12,202,807
Sweetgreen, Inc., Class A (A)(C)	2,123	67,915
Tabcorp Holdings, Ltd.	360,592	1,436,636
Target Hospitality Corp. (A)	4,960	29,760
Texas Roadhouse, Inc.	29,675	2,484,688
The Cheesecake Factory, Inc. (A)	7,789	309,924
The Wendy's Company	45,577	1,001,327
Travel + Leisure Company	22,284	1,291,135
Whitbread PLC (A)	32,725	1,218,470
Wingstop, Inc.	12,697	1,489,993
Wyndham Hotels & Resorts, Inc.	24,197	2,049,244
Wynn Resorts, Ltd. (A)	12,273	978,649
Xponential Fitness, Inc., Class A (A)	2,169	50,841
Yum! Brands, Inc.	33,701	3,994,580
		148,138,313
Household durables – 0.8%
Barratt Developments PLC	165,625	1,127,543
Bassett Furniture Industries, Inc.	1,716	28,417
Beazer Homes USA, Inc. (A)	4,956	75,430
Cavco Industries, Inc. (A)	1,545	372,113
Century Communities, Inc.	4,962	265,814
D.R. Horton, Inc.	37,604	2,801,874
Electrolux AB, Series B (C)	36,540	552,942
Ethan Allen Interiors, Inc.	3,788	98,753
Garmin, Ltd.	17,718	2,101,532
GoPro, Inc., Class A (A)	21,171	180,589
Green Brick Partners, Inc. (A)	5,094	100,657
Hamilton Beach Brands Holding Company, Class B	853	9,920
Helen of Troy, Ltd. (A)	10,259	2,009,123
Hooker Furnishings Corp.	2,360	44,698
Hovnanian Enterprises, Inc., Class A (A)	882	52,126
Iida Group Holdings Company, Ltd.	23,800	410,334
Installed Building Products, Inc.	4,005	338,382
iRobot Corp. (A)	4,545	288,153
KB Home	35,321	1,143,694
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
La-Z-Boy, Inc.	7,401	$195,164
Legacy Housing Corp. (A)	1,294	27,769
Leggett & Platt, Inc.	34,440	1,198,512
Lennar Corp., A Shares	30,480	2,474,062
LGI Homes, Inc. (A)	3,598	351,453
Lifetime Brands, Inc.	2,421	31,086
M/I Homes, Inc. (A)	4,690	208,002
MDC Holdings, Inc.	9,499	359,442
Meritage Homes Corp. (A)	6,124	485,205
Mohawk Industries, Inc. (A)	6,398	794,632
Newell Brands, Inc.	44,151	945,273
NVR, Inc. (A)	382	1,706,497
Open House Group Company, Ltd.	13,300	588,562
Panasonic Corp.	357,809	3,475,069
Persimmon PLC	51,697	1,449,653
PulteGroup, Inc.	28,996	1,214,932
Purple Innovation, Inc. (A)(C)	10,058	58,839
Rinnai Corp.	5,678	424,736
SEB SA	4,482	625,063
Sekisui Chemical Company, Ltd.	61,144	876,126
Sekisui House, Ltd.	99,826	1,930,951
Sharp Corp. (C)	34,700	323,905
Skyline Champion Corp. (A)	8,826	484,371
Snap One Holdings Corp. (A)	3,032	44,722
Sonos, Inc. (A)	21,573	608,790
Sony Group Corp.	204,300	21,017,492
Taylor Morrison Home Corp. (A)	51,596	1,404,443
Taylor Wimpey PLC	590,780	1,006,048
Tempur Sealy International, Inc.	49,709	1,387,875
The Berkeley Group Holdings PLC (A)	18,187	887,098
The Lovesac Company (A)	2,215	119,743
Toll Brothers, Inc.	29,089	1,367,765
TopBuild Corp. (A)	8,502	1,542,178
Traeger, Inc. (A)	5,576	41,485
Tri Pointe Homes, Inc. (A)	46,973	943,218
Tupperware Brands Corp. (A)	8,274	160,929
Universal Electronics, Inc. (A)	2,375	74,195
VOXX International Corp. (A)	3,091	30,817
Vuzix Corp. (A)(C)	10,413	68,726
Weber, Inc., Class A (C)	3,874	38,081
Whirlpool Corp.	6,880	1,188,726
		64,163,729
Internet and direct marketing retail – 2.2%
1-800-Flowers.com, Inc., Class A (A)	4,574	58,364
1stdibs.com, Inc. (A)	3,718	29,707
Amazon.com, Inc. (A)	51,031	166,358,508
CarParts.com, Inc. (A)	8,621	57,761
Delivery Hero SE (A)(B)	26,420	1,151,484
Duluth Holdings, Inc., Class B (A)	2,205	26,967
eBay, Inc.	73,001	4,180,037
Etsy, Inc. (A)	14,784	1,837,356
Fiverr International, Ltd. (A)	4,700	357,529
Groupon, Inc. (A)	4,039	77,670
Just Eat Takeaway.com NV (A)(B)	29,279	981,956
Lands' End, Inc. (A)	2,523	42,689
Liquidity Services, Inc. (A)	4,080	69,850
Magnite, Inc. (A)	21,985	290,422
Mercari, Inc. (A)	16,800	433,675
Overstock.com, Inc. (A)	7,235	318,376
PetMed Express, Inc. (C)	3,425	88,365
Porch Group, Inc. (A)	13,272	92,174
Prosus NV (A)	151,174	8,152,483
Quotient Technology, Inc. (A)	15,428	98,431
Rakuten Group, Inc.	140,805	1,107,111
Revolve Group, Inc. (A)	6,040	324,288

239

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Shutterstock, Inc.	3,918	$364,687
Stitch Fix, Inc., Class A (A)	13,961	140,587
The RealReal, Inc. (A)	13,870	100,696
Xometry, Inc., Class A (A)(C)	4,195	154,166
Zalando SE (A)(B)	36,077	1,826,729
ZOZO, Inc.	20,200	539,447
		189,261,515
Leisure products – 0.2%
Acushnet Holdings Corp.	5,685	228,878
American Outdoor Brands, Inc. (A)	2,714	35,635
AMMO, Inc. (A)(C)	15,113	72,542
Bandai Namco Holdings, Inc.	32,393	2,456,344
Brunswick Corp.	19,907	1,610,277
Callaway Golf Company (A)	49,763	1,165,449
Clarus Corp.	4,525	103,080
Escalade, Inc.	2,209	29,159
Genius Brands International, Inc. (A)(C)	52,409	53,457
Hasbro, Inc.	15,121	1,238,712
Johnson Outdoors, Inc., Class A	920	71,512
Latham Group, Inc. (A)	7,297	96,612
Malibu Boats, Inc., Class A (A)	3,492	202,571
MasterCraft Boat Holdings, Inc. (A)	3,255	80,106
Mattel, Inc. (A)	90,971	2,020,466
Polaris, Inc.	14,729	1,551,258
Shimano, Inc.	11,981	2,743,749
Smith & Wesson Brands, Inc.	8,112	122,735
Solo Brands, Inc., Class A (A)	2,832	24,157
Sturm Ruger & Company, Inc.	2,833	197,233
Vista Outdoor, Inc. (A)	9,392	335,200
Yamaha Corp.	21,673	941,823
YETI Holdings, Inc. (A)	22,631	1,357,407
		16,738,362
Multiline retail – 0.5%
Big Lots, Inc.	5,153	178,294
Dillard's, Inc., Class A	909	243,967
Dollar General Corp.	27,020	6,015,463
Dollar Tree, Inc. (A)	26,233	4,201,215
Franchise Group, Inc.	4,775	197,828
Kohl's Corp.	36,019	2,177,709
Macy's, Inc.	128,076	3,119,931
Next PLC	21,538	1,693,977
Nordstrom, Inc. (C)	28,726	778,762
Ollie's Bargain Outlet Holdings, Inc. (A)	15,223	653,980
Pan Pacific International Holdings Corp.	66,800	1,068,835
Ryohin Keikaku Company, Ltd.	40,960	475,104
Target Corp.	55,873	11,857,368
Wesfarmers, Ltd.	183,689	6,892,850
		39,555,283
Specialty retail – 1.6%
Abercrombie & Fitch Company, Class A (A)	9,402	300,770
Academy Sports & Outdoors, Inc.	13,115	516,731
Advance Auto Parts, Inc.	7,271	1,504,806
American Eagle Outfitters, Inc.	65,151	1,094,537
America's Car-Mart, Inc. (A)	1,009	81,285
Arko Corp.	14,738	134,116
Asbury Automotive Group, Inc. (A)	3,871	620,134
AutoNation, Inc. (A)	10,323	1,027,964
AutoZone, Inc. (A)	2,406	4,919,259
Barnes & Noble Education, Inc. (A)	8,624	30,874
Bath & Body Works, Inc.	30,054	1,436,581
Bed Bath & Beyond, Inc. (A)(C)	16,422	369,988
Best Buy Company, Inc.	25,248	2,295,043
Big 5 Sporting Goods Corp. (C)	3,574	61,294
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Boot Barn Holdings, Inc. (A)	4,899	$464,376
Caleres, Inc.	6,211	120,059
Camping World Holdings, Inc., Class A (C)	7,012	195,985
CarMax, Inc. (A)	18,854	1,819,034
Chico's FAS, Inc. (A)	20,603	98,894
Chow Tai Fook Jewellery Group, Ltd. (A)	324,000	585,180
Citi Trends, Inc. (A)	1,462	44,774
Conn's, Inc. (A)	3,136	48,326
Designer Brands, Inc., Class A (A)	10,344	139,747
Dick's Sporting Goods, Inc.	16,281	1,628,426
Fast Retailing Company, Ltd.	9,446	4,842,559
Five Below, Inc. (A)	14,541	2,302,858
Foot Locker, Inc.	22,625	671,058
GameStop Corp., Class A (A)	15,999	2,665,113
Genesco, Inc. (A)	2,399	152,600
Group 1 Automotive, Inc.	2,795	469,085
GrowGeneration Corp. (A)(C)	9,738	89,687
Guess?, Inc.	6,788	148,318
Haverty Furniture Companies, Inc.	2,778	76,173
Hennes & Mauritz AB, B Shares (C)	118,318	1,588,732
Hibbett, Inc.	2,351	104,243
Hikari Tsushin, Inc.	3,400	386,533
Industria de Diseno Textil SA	176,720	3,853,374
JD Sports Fashion PLC	417,818	805,099
JOANN, Inc. (C)	1,922	21,930
Kingfisher PLC	338,158	1,128,651
Kirkland's, Inc. (A)	2,300	21,367
Lazydays Holdings, Inc. (A)	1,331	26,860
Lithia Motors, Inc.	7,855	2,357,443
LL Flooring Holdings, Inc. (A)	5,035	70,591
Lowe's Companies, Inc.	78,568	15,885,664
MarineMax, Inc. (A)	3,477	139,984
Monro, Inc.	5,673	251,541
Murphy USA, Inc.	9,828	1,965,207
National Vision Holdings, Inc. (A)	13,970	608,673
Nitori Holdings Company, Ltd.	13,011	1,636,949
OneWater Marine, Inc., Class A	1,862	64,146
O'Reilly Automotive, Inc. (A)	7,857	5,381,731
Party City Holdco, Inc. (A)	19,406	69,473
Rent-A-Center, Inc.	11,127	280,289
RH (A)	4,513	1,471,644
Ross Stores, Inc.	41,203	3,727,223
Sally Beauty Holdings, Inc. (A)	18,313	286,232
Shift Technologies, Inc. (A)(C)	13,488	29,674
Shoe Carnival, Inc.	3,009	87,742
Signet Jewelers, Ltd.	8,867	644,631
Sleep Number Corp. (A)	3,740	189,655
Sonic Automotive, Inc., Class A	3,559	151,293
Sportsman's Warehouse Holdings, Inc. (A)	7,566	80,881
The Aaron's Company, Inc.	5,464	109,717
The Buckle, Inc.	4,940	163,218
The Cato Corp., Class A	3,575	52,410
The Children's Place, Inc. (A)	2,349	115,806
The Container Store Group, Inc. (A)	5,591	45,678
The Gap, Inc.	55,357	779,427
The Home Depot, Inc.	121,773	36,450,312
The ODP Corp. (A)	7,687	352,295
The TJX Companies, Inc.	139,106	8,427,041
Tilly's, Inc., Class A	4,041	37,824
Torrid Holdings, Inc. (A)	3,282	19,889
Tractor Supply Company	13,272	3,097,287
TravelCenters of America, Inc. (A)	2,101	90,259

240

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Ulta Beauty, Inc. (A)	6,311	$2,513,166
Urban Outfitters, Inc. (A)	28,539	716,614
USS Company, Ltd.	35,548	597,336
Victoria's Secret & Company (A)	18,939	972,707
Williams-Sonoma, Inc.	18,890	2,739,050
Winmark Corp.	593	130,460
Zumiez, Inc. (A)	3,413	130,411
		131,813,996
Textiles, apparel and luxury goods – 1.4%
adidas AG	30,845	7,187,683
Burberry Group PLC	65,605	1,432,136
Capri Holdings, Ltd. (A)	38,224	1,964,331
Carter's, Inc.	10,914	1,003,979
Cie Financiere Richemont SA, A Shares	84,567	10,719,271
Columbia Sportswear Company	8,925	807,980
Crocs, Inc. (A)	24,962	1,907,097
Deckers Outdoor Corp. (A)	7,045	1,928,710
EssilorLuxottica SA	46,566	8,516,481
Fossil Group, Inc. (A)	8,605	82,952
G-III Apparel Group, Ltd. (A)	7,450	201,523
Hanesbrands, Inc.	90,171	1,342,646
Hermes International	5,131	7,262,140
Kering SA	12,152	7,671,889
Kontoor Brands, Inc.	8,630	356,851
LVMH Moet Hennessy Louis Vuitton SE	44,976	32,103,810
Moncler SpA	33,254	1,844,993
Movado Group, Inc.	2,645	103,287
NIKE, Inc., Class B	148,833	20,026,968
Oxford Industries, Inc.	2,697	244,079
Pandora A/S	16,201	1,543,378
PLBY Group, Inc. (A)(C)	5,022	65,738
Puma SE	17,104	1,454,557
PVH Corp.	8,160	625,138
Ralph Lauren Corp.	5,398	612,349
Rocky Brands, Inc.	1,190	49,492
Skechers USA, Inc., Class A (A)	34,834	1,419,834
Steven Madden, Ltd.	13,475	520,674
Superior Group of Companies, Inc.	2,136	38,128
Tapestry, Inc.	30,785	1,143,663
The Swatch Group AG	8,524	463,844
The Swatch Group AG, Bearer Shares	4,688	1,329,160
Under Armour, Inc., Class A (A)	21,999	374,423
Under Armour, Inc., Class C (A)	25,079	390,229
Unifi, Inc. (A)	2,564	46,408
Vera Bradley, Inc. (A)	5,161	39,585
VF Corp.	37,642	2,140,324
Wolverine World Wide, Inc.	13,773	310,719
		119,276,449
		957,531,978
Consumer staples – 6.8%
Beverages – 1.5%
Anheuser-Busch InBev SA/NV	140,711	8,412,839
Asahi Group Holdings, Ltd.	73,881	2,690,781
Brown-Forman Corp., Class B	21,311	1,428,263
Budweiser Brewing Company APAC, Ltd. (B)	278,900	736,475
Carlsberg A/S, Class B	16,266	1,996,837
Celsius Holdings, Inc. (A)	9,078	500,924
Coca-Cola Consolidated, Inc.	786	390,524
Coca-Cola Europacific Partners PLC	33,258	1,616,671
Coca-Cola HBC AG	32,567	679,214
Constellation Brands, Inc., Class A	19,164	4,413,852
Davide Campari-Milano NV	84,683	982,243
Diageo PLC	377,651	19,156,170
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Heineken Holding NV	18,665	$1,461,529
Heineken NV	41,992	4,015,686
Ito En, Ltd.	8,700	427,049
Kirin Holdings Company, Ltd.	133,292	1,990,936
MGP Ingredients, Inc.	2,366	202,506
Molson Coors Beverage Company, Class B	21,971	1,172,812
Monster Beverage Corp. (A)	43,811	3,500,499
National Beverage Corp.	3,947	171,695
PepsiCo, Inc.	161,330	27,003,415
Pernod Ricard SA	33,940	7,456,990
Primo Water Corp.	26,368	375,744
Remy Cointreau SA	3,684	759,740
Suntory Beverage & Food, Ltd.	22,559	859,840
The Boston Beer Company, Inc., Class A (A)	2,424	941,651
The Coca-Cola Company	453,334	28,106,708
The Duckhorn Portfolio, Inc. (A)	5,949	108,212
Treasury Wine Estates, Ltd.	116,944	1,010,167
		122,569,972
Food and staples retailing – 1.4%
Aeon Company, Ltd.	105,978	2,259,715
BJ's Wholesale Club Holdings, Inc. (A)	58,220	3,936,254
Carrefour SA	100,560	2,188,392
Casey's General Stores, Inc.	9,580	1,898,469
Coles Group, Ltd.	216,104	2,888,326
Cosmos Pharmaceutical Corp.	3,200	387,836
Costco Wholesale Corp.	51,710	29,777,204
Endeavour Group, Ltd.	217,294	1,182,034
Etablissements Franz Colruyt NV	8,661	358,516
Grocery Outlet Holding Corp. (A)	22,562	739,582
HelloFresh SE (A)	26,771	1,201,582
HF Foods Group, Inc. (A)	7,150	47,619
Ingles Markets, Inc., Class A	2,327	207,219
J Sainsbury PLC	283,416	938,045
Jeronimo Martins SGPS SA	45,877	1,100,586
Kesko OYJ, B Shares	44,249	1,221,719
Kobe Bussan Company, Ltd.	22,200	683,199
Koninklijke Ahold Delhaize NV	169,414	5,449,285
Lawson, Inc.	8,089	309,646
Natural Grocers by Vitamin Cottage, Inc.	1,695	33,222
Ocado Group PLC (A)	79,123	1,208,178
Performance Food Group Company (A)	65,573	3,338,321
PriceSmart, Inc.	4,154	327,626
Rite Aid Corp. (A)(C)	9,800	85,750
Seven & i Holdings Company, Ltd.	122,029	5,818,001
SpartanNash Company	5,997	197,841
Sprouts Farmers Market, Inc. (A)	47,809	1,528,932
Sysco Corp.	59,175	4,831,639
Tesco PLC	1,245,436	4,508,855
The Andersons, Inc.	5,240	263,362
The Chefs' Warehouse, Inc. (A)	5,337	173,986
The Kroger Company	78,024	4,476,237
Tsuruha Holdings, Inc.	6,398	406,262
United Natural Foods, Inc. (A)	9,657	399,317
Village Super Market, Inc., Class A	1,739	42,606
Walgreens Boots Alliance, Inc.	83,556	3,740,802
Walmart, Inc.	164,971	24,567,481
Weis Markets, Inc.	2,743	195,905
Welcia Holdings Company, Ltd.	15,300	376,459
Woolworths Group, Ltd.	196,347	5,451,538
		118,747,548
Food products – 1.7%
Ajinomoto Company, Inc.	75,596	2,145,623
AppHarvest, Inc. (A)(C)	13,188	70,886

241

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Archer-Daniels-Midland Company	65,252	$5,889,646
Associated British Foods PLC	57,715	1,253,750
B&G Foods, Inc. (C)	10,635	286,932
Barry Callebaut AG	578	1,355,092
Calavo Growers, Inc.	3,014	109,860
Cal-Maine Foods, Inc.	6,807	375,883
Campbell Soup Company	23,575	1,050,738
Chocoladefabriken Lindt & Spruengli AG	18	2,177,251
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	172	2,047,129
Conagra Brands, Inc.	55,940	1,877,906
Danone SA	105,838	5,846,804
Darling Ingredients, Inc. (A)	41,943	3,371,378
Flowers Foods, Inc.	51,311	1,319,206
Fresh Del Monte Produce, Inc.	5,634	145,977
General Mills, Inc.	70,342	4,763,560
Hormel Foods Corp.	32,901	1,695,718
Hostess Brands, Inc. (A)	23,087	506,529
Ingredion, Inc.	17,181	1,497,324
J&J Snack Foods Corp.	2,471	383,252
JDE Peet's NV	16,264	465,694
John B. Sanfilippo & Son, Inc.	1,455	121,405
Kellogg Company	29,835	1,924,059
Kerry Group PLC, Class A	24,580	2,746,266
Kerry Group PLC, Class A	1,204	134,455
Kikkoman Corp.	23,546	1,559,601
Lamb Weston Holdings, Inc.	16,933	1,014,456
Lancaster Colony Corp.	8,288	1,236,155
Landec Corp. (A)	4,993	57,819
Limoneira Company	3,659	53,714
McCormick & Company, Inc.	29,124	2,906,575
MEIJI Holdings Company, Ltd.	19,800	1,073,792
Mission Produce, Inc. (A)	6,496	82,174
Mondelez International, Inc., Class A	161,898	10,163,956
Mowi ASA	71,209	1,918,079
Nestle SA	456,047	59,294,621
Nisshin Seifun Group, Inc.	32,000	446,442
Nissin Foods Holdings Company, Ltd.	10,275	720,434
Orkla ASA	121,679	1,081,056
Pilgrim's Pride Corp. (A)	12,584	315,858
Post Holdings, Inc. (A)	14,765	1,022,624
Sanderson Farms, Inc.	8,840	1,657,412
Seneca Foods Corp., Class A (A)	1,136	58,549
Sovos Brands, Inc. (A)	4,451	63,115
Tattooed Chef, Inc. (A)	8,213	103,320
The Hain Celestial Group, Inc. (A)	23,629	812,838
The Hershey Company	16,955	3,672,962
The J.M. Smucker Company	12,637	1,711,176
The Kraft Heinz Company	82,789	3,261,059
The Simply Good Foods Company (A)	14,279	541,888
Tootsie Roll Industries, Inc.	2,581	90,238
Toyo Suisan Kaisha, Ltd.	14,350	513,474
TreeHouse Foods, Inc. (A)	8,804	284,017
Tyson Foods, Inc., Class A	34,104	3,056,742
Utz Brands, Inc.	10,273	151,835
Vital Farms, Inc. (A)	4,707	58,179
WH Group, Ltd. (B)	1,351,000	848,367
Whole Earth Brands, Inc. (A)	7,042	50,421
Wilmar International, Ltd.	311,203	1,077,765
Yakult Honsha Company, Ltd.	20,803	1,109,713
		145,632,749
Household products – 0.9%
Central Garden & Pet Company (A)	2,621	115,219
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Central Garden & Pet Company, Class A (A)	5,662	$230,896
Church & Dwight Company, Inc.	28,221	2,804,603
Colgate-Palmolive Company	98,288	7,453,179
Energizer Holdings, Inc.	28,302	870,570
Essity AB, B Shares (C)	98,622	2,327,382
Henkel AG & Company KGaA	16,835	1,111,187
Kimberly-Clark Corp.	39,276	4,837,232
Lion Corp.	36,300	404,569
Oil-Dri Corp. of America	1,297	37,159
Reckitt Benckiser Group PLC	115,723	8,828,034
The Clorox Company	14,350	1,995,081
The Procter & Gamble Company	279,531	42,712,337
Unicharm Corp.	65,400	2,349,552
WD-40 Company	2,294	420,330
		76,497,330
Personal products – 0.7%
Beiersdorf AG	16,330	1,715,530
BellRing Brands, Inc. (A)	47,885	1,105,186
Coty, Inc., Class A (A)	89,114	801,135
Edgewell Personal Care Company	9,133	334,907
elf Beauty, Inc. (A)	8,173	211,109
Inter Parfums, Inc.	2,995	263,710
Kao Corp.	76,975	3,142,937
Kobayashi Pharmaceutical Company, Ltd.	8,600	689,057
Kose Corp.	5,400	564,978
L'Oreal SA	40,656	16,239,839
Medifast, Inc.	1,935	330,459
Nature's Sunshine Products, Inc. (A)	2,125	35,743
Nu Skin Enterprises, Inc., Class A	21,213	1,015,678
Pola Orbis Holdings, Inc.	14,872	193,649
Shiseido Company, Ltd.	64,760	3,270,928
The Beauty Health Company (A)	14,751	248,997
The Estee Lauder Companies, Inc., Class A	27,104	7,380,961
The Honest Company, Inc. (A)	15,070	78,515
Unilever PLC	416,059	18,890,223
USANA Health Sciences, Inc. (A)	2,014	160,012
Veru, Inc. (A)	11,770	56,849
		56,730,402
Tobacco – 0.6%
22nd Century Group, Inc. (A)	28,685	66,549
Altria Group, Inc.	212,608	11,108,768
British American Tobacco PLC	353,161	14,831,768
Imperial Brands PLC	153,324	3,229,727
Japan Tobacco, Inc.	194,366	3,319,301
Philip Morris International, Inc.	180,732	16,977,964
Swedish Match AB	255,968	1,924,887
Turning Point Brands, Inc.	2,469	83,971
Universal Corp.	4,005	232,570
Vector Group, Ltd.	23,977	288,683
		52,064,188
		572,242,189
Energy – 3.9%
Energy equipment and services – 0.3%
Archrock, Inc.	23,163	213,794
Baker Hughes Company	105,614	3,845,406
Bristow Group, Inc. (A)	3,906	144,834
Cactus, Inc., Class A	9,184	521,100
ChampionX Corp. (A)	86,243	2,111,229
DMC Global, Inc. (A)	3,332	101,626
Dril-Quip, Inc. (A)	6,049	225,930
Expro Group Holdings NV (A)	8,068	143,449

242

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Halliburton Company	104,786	$3,968,246
Helix Energy Solutions Group, Inc. (A)	25,762	123,142
Helmerich & Payne, Inc.	17,210	736,244
Liberty Oilfield Services, Inc., Class A (A)	15,577	230,851
Nabors Industries, Ltd. (A)	1,232	188,151
National Energy Services Reunited Corp. (A)	6,472	54,365
Newpark Resources, Inc. (A)	15,959	58,410
NexTier Oilfield Solutions, Inc. (A)	29,328	270,991
NOV, Inc.	101,803	1,996,357
Oceaneering International, Inc. (A)	16,829	255,128
Oil States International, Inc. (A)	11,281	78,403
Patterson-UTI Energy, Inc.	31,411	486,242
ProPetro Holding Corp. (A)	14,575	203,030
RPC, Inc. (A)	11,596	123,729
Schlumberger NV	163,654	6,760,547
Select Energy Services, Inc., Class A (A)	11,354	97,304
Solaris Oilfield Infrastructure, Inc., Class A	5,457	61,610
Tenaris SA	76,500	1,149,112
TETRA Technologies, Inc. (A)	21,974	90,313
Tidewater, Inc. (A)	7,370	160,224
U.S. Silica Holdings, Inc. (A)	12,524	233,698
		24,633,465
Oil, gas and consumable fuels – 3.6%
Aemetis, Inc. (A)	4,837	61,285
Aker BP ASA (C)	20,419	761,605
Alto Ingredients, Inc. (A)	12,810	87,364
Ampol, Ltd.	38,606	877,045
Antero Midstream Corp.	83,843	911,373
Antero Resources Corp. (A)	48,103	1,468,585
APA Corp.	42,363	1,750,863
Arch Resources, Inc.	2,500	343,450
Berry Corp.	11,684	120,579
BP PLC	3,198,852	15,681,980
Brigham Minerals, Inc., Class A	7,486	191,267
California Resources Corp.	13,504	604,034
Callon Petroleum Company (A)	8,099	478,489
Centennial Resource Development, Inc., Class A (A)	31,028	250,396
Centrus Energy Corp., Class A (A)	1,653	55,706
Chesapeake Energy Corp.	17,328	1,507,536
Chevron Corp.	224,795	36,603,370
Civitas Resources, Inc.	7,241	432,360
Clean Energy Fuels Corp. (A)	26,362	209,314
CNX Resources Corp. (A)	86,533	1,792,964
Comstock Resources, Inc. (A)	15,406	201,048
ConocoPhillips	151,860	15,186,000
CONSOL Energy, Inc. (A)	5,696	214,340
Coterra Energy, Inc.	94,875	2,558,779
Crescent Energy, Inc., Class A	5,318	92,214
CVR Energy, Inc.	4,984	127,291
Delek US Holdings, Inc. (A)	11,111	235,775
Denbury, Inc. (A)	8,465	665,095
Devon Energy Corp.	73,421	4,341,384
DHT Holdings, Inc.	23,528	136,462
Diamondback Energy, Inc.	19,860	2,722,409
Dorian LPG, Ltd.	5,195	75,276
DT Midstream, Inc.	24,978	1,355,306
Earthstone Energy, Inc., Class A (A)	5,224	65,979
ENEOS Holdings, Inc.	497,111	1,858,560
Energy Fuels, Inc. (A)	26,008	237,973
Eni SpA	408,890	5,962,930
EOG Resources, Inc.	68,230	8,135,063
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
EQT Corp.	78,075	$2,686,561
Equinor ASA	158,329	5,911,471
Equitrans Midstream Corp.	173,984	1,468,425
Exxon Mobil Corp.	493,693	40,774,105
Falcon Minerals Corp.	7,155	48,225
Frontline, Ltd. (A)(C)	20,431	179,793
Galp Energia SGPS SA	81,207	1,026,674
Gevo, Inc. (A)	34,339	160,707
Golar LNG, Ltd. (A)	17,095	423,614
Green Plains, Inc. (A)	8,037	249,227
Hess Corp.	32,145	3,440,801
HF Sinclair Corp. (A)	38,603	1,538,330
Idemitsu Kosan Company, Ltd.	33,786	931,329
Inpex Corp.	165,841	1,949,849
International Seaways, Inc.	7,862	141,830
Kinder Morgan, Inc.	227,401	4,300,153
Kinetik Holdings, Inc.	583	37,901
Kosmos Energy, Ltd. (A)	75,558	543,262
Laredo Petroleum, Inc. (A)	2,145	169,755
Lundin Energy AB (C)	32,425	1,361,010
Magnolia Oil & Gas Corp., Class A	24,193	572,164
Marathon Oil Corp.	90,788	2,279,687
Marathon Petroleum Corp.	67,519	5,772,875
Matador Resources Company	18,593	985,057
Murphy Oil Corp.	62,079	2,507,371
Neste OYJ	68,539	3,124,909
Nordic American Tankers, Ltd.	29,984	63,866
Northern Oil and Gas, Inc.	10,256	289,117
Oasis Petroleum, Inc.	3,285	480,596
Occidental Petroleum Corp.	103,470	5,870,888
OMV AG	23,859	1,140,041
ONEOK, Inc.	52,003	3,672,972
Ovintiv, Inc.	44,033	2,380,864
Par Pacific Holdings, Inc. (A)	7,852	102,233
PBF Energy, Inc., Class A (A)	16,140	393,332
PDC Energy, Inc.	41,534	3,018,691
Peabody Energy Corp. (A)	14,915	365,865
Phillips 66	54,558	4,713,266
Pioneer Natural Resources Company	26,477	6,620,044
Range Resources Corp. (A)	104,887	3,186,467
Ranger Oil Corp., Class A (A)	3,545	122,409
Renewable Energy Group, Inc. (A)	7,503	455,057
Repsol SA	235,074	3,079,279
REX American Resources Corp. (A)	935	93,126
Riley Exploration Permian, Inc.	1,869	46,875
Santos, Ltd.	521,265	3,022,192
Scorpio Tankers, Inc.	8,259	176,577
SFL Corp., Ltd.	20,694	210,665
Shell PLC	1,247,334	34,187,789
SM Energy Company	20,160	785,232
Southwestern Energy Company (A)	170,781	1,224,500
Talos Energy, Inc. (A)	6,494	102,540
Targa Resources Corp.	59,306	4,475,824
Teekay Corp. (A)	12,839	40,700
Teekay Tankers, Ltd., Class A (A)	4,343	60,107
Tellurian, Inc. (A)	62,782	332,745
The Williams Companies, Inc.	141,689	4,733,829
TotalEnergies SE	406,377	20,562,481
Uranium Energy Corp. (A)(C)	44,557	204,517
Ur-Energy, Inc. (A)	33,473	53,557
Valero Energy Corp.	47,676	4,841,021
W&T Offshore, Inc. (A)	15,862	60,593
Washington H. Soul Pattinson & Company, Ltd.	35,077	748,168
Whiting Petroleum Corp.	6,564	535,032

243

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Woodside Petroleum, Ltd.	157,086	$3,774,999
World Fuel Services Corp.	10,345	279,729
		307,454,319
		332,087,784
Financials – 13.2%
Banks – 5.7%
1st Source Corp.	2,689	124,366
ABN AMRO Bank NV (B)	68,530	875,116
Allegiance Bancshares, Inc.	3,360	150,125
Amalgamated Financial Corp.	2,860	51,394
Amerant Bancorp, Inc.	4,336	136,974
American National Bankshares, Inc.	2,209	83,235
Ameris Bancorp	11,166	489,964
Arrow Financial Corp.	2,651	85,945
Associated Banc-Corp.	63,474	1,444,668
Atlantic Union Bankshares Corp.	12,707	466,220
Australia & New Zealand Banking Group, Ltd.	456,702	9,358,281
Banc of California, Inc.	9,319	180,416
BancFirst Corp.	2,873	239,062
Banco Bilbao Vizcaya Argentaria SA	1,080,235	6,168,061
Banco Espirito Santo SA (A)	625,609	625
Banco Santander SA	2,809,282	9,551,351
Bank First Corp.	1,100	79,189
Bank Hapoalim BM	184,037	1,822,081
Bank Leumi Le-Israel BM	235,379	2,535,667
Bank of America Corp.	828,946	34,169,154
Bank of Hawaii Corp.	10,452	877,132
Bank of Marin Bancorp	3,010	105,561
Bank OZK	31,477	1,344,068
BankUnited, Inc.	14,254	626,606
Banner Corp.	5,480	320,744
Bar Harbor Bankshares	3,156	90,325
Barclays PLC	2,714,739	5,262,454
Berkshire Hills Bancorp, Inc.	8,090	234,367
Blue Ridge Bankshares, Inc.	3,756	56,979
BNP Paribas SA	182,228	10,413,351
BOC Hong Kong Holdings, Ltd.	599,741	2,256,696
Brookline Bancorp, Inc.	13,169	208,334
Business First Bancshares, Inc.	3,662	89,096
Byline Bancorp, Inc.	4,268	113,870
Cadence Bank	79,139	2,315,607
CaixaBank SA (C)	718,228	2,436,143
Cambridge Bancorp	1,183	100,555
Camden National Corp.	2,511	118,117
Capital City Bank Group, Inc.	2,514	66,269
Capstar Financial Holdings, Inc.	3,925	82,739
Carter Bankshares, Inc. (A)	4,902	85,148
Cathay General Bancorp	31,708	1,418,933
CBTX, Inc.	3,306	102,486
Central Pacific Financial Corp.	4,507	125,745
Citigroup, Inc.	231,409	12,357,241
Citizens & Northern Corp.	3,072	74,895
Citizens Financial Group, Inc.	49,701	2,252,946
City Holding Company	2,346	184,630
Civista Bancshares, Inc.	3,360	80,976
CNB Financial Corp.	3,429	90,251
Coastal Financial Corp. (A)	1,761	80,566
Columbia Banking System, Inc.	13,307	429,417
Comerica, Inc.	15,240	1,378,153
Commerce Bancshares, Inc.	28,663	2,051,984
Commerzbank AG (A)	162,311	1,233,386
Commonwealth Bank of Australia	276,446	21,770,778
Community Bank System, Inc.	8,907	624,826
Community Trust Bancorp, Inc.	2,582	106,378
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Concordia Financial Group, Ltd.	176,346	$656,299
ConnectOne Bancorp, Inc.	6,131	196,253
Credit Agricole SA	200,373	2,394,166
CrossFirst Bankshares, Inc. (A)	8,530	134,433
Cullen/Frost Bankers, Inc.	14,754	2,042,101
Customers Bancorp, Inc. (A)	4,994	260,387
CVB Financial Corp.	22,891	531,300
Danske Bank A/S	111,743	1,858,854
DBS Group Holdings, Ltd.	293,483	7,689,901
Dime Community Bancshares, Inc.	5,701	197,084
DNB Bank ASA	150,701	3,407,189
Eagle Bancorp, Inc.	5,054	288,129
East West Bancorp, Inc.	36,790	2,907,146
Eastern Bankshares, Inc.	28,550	614,967
Enterprise Financial Services Corp.	5,611	265,456
Equity Bancshares, Inc., Class A	2,596	83,877
Erste Group Bank AG	55,704	2,031,329
Farmers National Banc Corp.	5,680	96,901
FB Financial Corp.	5,510	244,754
Fifth Third Bancorp	79,736	3,431,837
Financial Institutions, Inc.	2,970	89,486
FinecoBank Banca Fineco SpA	98,807	1,498,910
First Bancorp (North Carolina)	5,683	237,379
First Bancorp (Puerto Rico)	33,210	435,715
First Busey Corp.	8,315	210,702
First Commonwealth Financial Corp.	15,502	235,010
First Community Bankshares, Inc.	3,153	88,946
First Financial Bancorp	15,286	352,342
First Financial Bankshares, Inc.	54,842	2,419,629
First Financial Corp.	1,877	81,237
First Foundation, Inc.	8,327	202,263
First Horizon Corp.	138,251	3,247,516
First Internet Bancorp	1,719	73,934
First Interstate BancSystem, Inc., Class A	14,688	540,078
First Merchants Corp.	8,727	363,043
First Mid Bancshares, Inc.	2,910	112,006
First Republic Bank	20,904	3,388,538
Flushing Financial Corp.	5,054	112,957
FNB Corp.	88,353	1,099,995
Fulton Financial Corp.	68,163	1,132,869
German American Bancorp, Inc.	4,173	158,532
Glacier Bancorp, Inc.	46,482	2,337,115
Great Southern Bancorp, Inc.	1,649	97,307
Guaranty Bancshares, Inc.	1,923	67,305
Hancock Whitney Corp.	36,797	1,918,964
Hang Seng Bank, Ltd.	123,890	2,382,744
Hanmi Financial Corp.	5,128	126,200
HarborOne Bancorp, Inc.	8,503	119,212
Heartland Financial USA, Inc.	6,566	314,052
Heritage Commerce Corp.	11,410	128,363
Heritage Financial Corp.	5,946	149,007
Hilltop Holdings, Inc.	10,315	303,261
Home BancShares, Inc.	64,703	1,462,288
HomeStreet, Inc.	3,252	154,080
HomeTrust Bancshares, Inc.	3,035	89,624
Hope Bancorp, Inc.	18,704	300,760
Horizon Bancorp, Inc.	7,703	143,815
HSBC Holdings PLC	3,296,469	22,516,739
Huntington Bancshares, Inc.	167,661	2,451,204
Independent Bank Corp. (Massachusetts)	7,708	629,667
Independent Bank Corp. (Michigan)	4,255	93,610
Independent Bank Group, Inc.	6,289	447,525
ING Groep NV	632,482	6,603,697
International Bancshares Corp.	22,867	965,216

244

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Intesa Sanpaolo SpA	2,675,683	$6,124,008
Investors Bancorp, Inc.	37,965	566,817
Israel Discount Bank, Ltd., Class A	188,577	1,172,791
Japan Post Bank Company, Ltd. (C)	66,800	536,456
JPMorgan Chase & Co.	344,625	46,979,280
KBC Group NV	40,504	2,906,128
KeyCorp	108,317	2,424,134
Lakeland Bancorp, Inc.	10,072	168,202
Lakeland Financial Corp.	3,972	289,956
Live Oak Bancshares, Inc.	5,402	274,908
Lloyds Banking Group PLC	11,503,224	7,005,071
M&T Bank Corp.	15,009	2,544,026
Macatawa Bank Corp.	8,041	72,449
Mediobanca Banca di Credito Finanziario SpA	100,623	1,016,845
Mercantile Bank Corp.	2,922	103,497
Meta Financial Group, Inc.	5,037	276,632
Metrocity Bankshares, Inc.	3,506	82,321
Metropolitan Bank Holding Corp. (A)	1,639	166,801
Mid Penn Bancorp, Inc.	3,097	83,031
Midland States Bancorp, Inc.	4,089	118,009
MidWestOne Financial Group, Inc.	3,009	99,598
Mitsubishi UFJ Financial Group, Inc.	1,936,568	11,970,194
Mizrahi Tefahot Bank, Ltd.	22,853	892,457
Mizuho Financial Group, Inc.	390,850	4,985,432
MVB Financial Corp.	1,886	78,269
National Australia Bank, Ltd.	530,135	12,762,936
National Bank Holdings Corp., Class A	4,686	188,752
NatWest Group PLC	916,180	2,587,600
NBT Bancorp, Inc.	6,705	242,252
Nicolet Bankshares, Inc. (A)	1,960	183,397
Nordea Bank ABP (Nasdaq Stockholm Exchange)	519,372	5,345,372
Northrim BanCorp, Inc.	1,390	60,562
Northwest Bancshares, Inc.	20,125	271,889
OceanFirst Financial Corp.	9,771	196,397
OFG Bancorp	8,218	218,928
Old National Bancorp	125,251	2,051,611
Old Second Bancorp, Inc.	5,210	75,597
Origin Bancorp, Inc.	3,774	159,602
Orrstown Financial Services, Inc.	3,151	72,252
Oversea-Chinese Banking Corp., Ltd.	548,524	4,976,127
Pacific Premier Bancorp, Inc.	15,899	562,030
PacWest Bancorp	31,003	1,337,159
Park National Corp.	2,284	300,072
Peapack-Gladstone Financial Corp.	3,279	113,945
Peoples Bancorp, Inc.	4,332	135,635
Peoples Financial Services Corp.	1,618	81,677
People's United Financial, Inc.	49,901	997,521
Pinnacle Financial Partners, Inc.	19,782	1,821,527
Preferred Bank	2,282	169,073
Primis Financial Corp.	5,269	73,661
Prosperity Bancshares, Inc.	23,799	1,651,175
QCR Holdings, Inc.	2,518	142,494
Raiffeisen Bank International AG (C)	23,981	340,459
RBB Bancorp	2,891	67,910
Red River Bancshares, Inc.	1,170	61,905
Regions Financial Corp.	109,851	2,445,283
Renasant Corp.	9,130	305,399
Republic Bancorp, Inc., Class A	1,560	70,106
Republic First Bancorp, Inc. (A)	8,480	43,757
Resona Holdings, Inc.	333,846	1,421,963
S&T Bancorp, Inc.	6,426	190,081
Sandy Spring Bancorp, Inc.	7,174	322,256
Seacoast Banking Corp. of Florida	9,153	320,538
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
ServisFirst Bancshares, Inc.	8,211	$782,426
Sierra Bancorp	3,295	82,309
Signature Bank	7,315	2,146,879
Silvergate Capital Corp., Class A (A)	4,707	708,733
Simmons First National Corp., Class A	18,742	491,415
Skandinaviska Enskilda Banken AB, A Shares (C)	263,668	2,850,475
SmartFinancial, Inc.	2,965	75,845
Societe Generale SA	131,339	3,520,848
South Plains Financial, Inc.	2,108	56,031
Southern First Bancshares, Inc. (A)	1,556	79,107
Southside Bancshares, Inc.	4,887	199,536
SouthState Corp.	12,894	1,052,021
Spirit of Texas Bancshares, Inc.	2,748	72,217
Standard Chartered PLC	424,008	2,814,567
Stock Yards Bancorp, Inc.	4,036	213,504
Sumitomo Mitsui Financial Group, Inc.	211,558	6,682,769
Sumitomo Mitsui Trust Holdings, Inc.	54,683	1,779,638
SVB Financial Group (A)	6,851	3,832,792
Svenska Handelsbanken AB, A Shares	236,299	2,172,872
Swedbank AB, A Shares (C)	146,714	2,191,266
Synovus Financial Corp.	37,574	1,841,126
Texas Capital Bancshares, Inc. (A)	21,661	1,241,392
The Bancorp, Inc. (A)	8,726	247,208
The Bank of NT Butterfield & Son, Ltd.	8,383	300,782
The Chiba Bank, Ltd.	85,864	504,856
The First Bancshares, Inc.	3,531	118,853
The First of Long Island Corp.	4,534	88,232
The PNC Financial Services Group, Inc.	48,978	9,033,992
The Shizuoka Bank, Ltd.	72,308	507,494
Tompkins Financial Corp.	2,319	181,508
Towne Bank	10,948	327,783
TriCo Bancshares	4,498	180,055
TriState Capital Holdings, Inc. (A)	4,995	165,984
Triumph Bancorp, Inc. (A)	4,005	376,550
Truist Financial Corp.	155,667	8,826,319
Trustmark Corp.	9,999	303,870
U.S. Bancorp	157,480	8,370,062
UMB Financial Corp.	18,343	1,782,206
Umpqua Holdings Corp.	55,935	1,054,934
UniCredit SpA	342,613	3,696,019
United Bankshares, Inc.	57,359	2,000,682
United Community Banks, Inc.	17,540	610,392
United Overseas Bank, Ltd.	191,239	4,474,610
Univest Financial Corp.	4,966	132,890
Valley National Bancorp	176,408	2,296,832
Veritex Holdings, Inc.	7,847	299,520
Washington Trust Bancorp, Inc.	2,816	147,840
Webster Financial Corp.	46,631	2,616,932
Wells Fargo & Company	453,139	21,959,116
WesBanco, Inc.	9,950	341,882
West BanCorp, Inc.	3,265	88,841
Westamerica BanCorp	4,485	271,343
Westpac Banking Corp.	594,334	10,737,576
Wintrust Financial Corp.	14,720	1,367,930
Zions Bancorp NA	17,681	1,159,166
		481,561,090
Capital markets – 2.7%
3i Group PLC	157,665	2,850,955
abrdn PLC	353,296	989,262
Affiliated Managers Group, Inc.	10,497	1,479,552
Ameriprise Financial, Inc.	12,932	3,884,256
Amundi SA (B)	9,870	674,919
Artisan Partners Asset Management, Inc., Class A	9,880	388,778

245

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
AssetMark Financial Holdings, Inc. (A)	3,408	$75,828
ASX, Ltd.	31,364	1,907,877
B. Riley Financial, Inc.	3,385	236,815
BGC Partners, Inc., Class A	53,387	234,903
BlackRock, Inc.	16,627	12,705,855
Blucora, Inc. (A)	8,408	164,376
Brightsphere Investment Group, Inc.	5,561	134,854
Cboe Global Markets, Inc.	12,436	1,422,927
CME Group, Inc.	41,911	9,968,950
Cohen & Steers, Inc.	4,154	356,787
Cowen, Inc., Class A	4,329	117,316
Credit Suisse Group AG (C)	429,437	3,380,577
Daiwa Securities Group, Inc. (C)	234,008	1,323,715
Deutsche Bank AG (A)	334,830	4,216,910
Deutsche Boerse AG	30,781	5,540,910
Diamond Hill Investment Group, Inc.	555	103,952
Donnelley Financial Solutions, Inc. (A)	4,959	164,936
Ellington Financial, Inc.	8,600	152,650
EQT AB	47,935	1,869,382
Euronext NV (B)	13,881	1,261,056
Evercore, Inc., Class A	10,075	1,121,549
FactSet Research Systems, Inc.	4,408	1,913,733
Federated Hermes, Inc.	40,588	1,382,427
Focus Financial Partners, Inc., Class A (A)	10,973	501,905
Franklin Resources, Inc.	32,790	915,497
Futu Holdings, Ltd., ADR (A)(C)	8,200	266,992
GCM Grosvenor, Inc., Class A	8,142	79,059
Greenhill & Company, Inc.	2,343	36,246
Hamilton Lane, Inc., Class A	5,895	455,625
Hargreaves Lansdown PLC	57,632	759,636
Hong Kong Exchanges & Clearing, Ltd.	195,171	9,148,311
Houlihan Lokey, Inc.	8,509	747,090
Interactive Brokers Group, Inc., Class A	22,561	1,486,996
Intercontinental Exchange, Inc.	65,520	8,656,502
Invesco, Ltd.	39,799	917,765
Janus Henderson Group PLC	43,711	1,530,759
Japan Exchange Group, Inc.	82,500	1,531,852
Jefferies Financial Group, Inc.	50,101	1,645,818
Julius Baer Group, Ltd.	35,840	2,074,938
London Stock Exchange Group PLC	53,309	5,559,091
Macquarie Group, Ltd.	54,904	8,303,354
MarketAxess Holdings, Inc.	4,434	1,508,447
Moelis & Company, Class A	10,288	483,022
Moody's Corp.	18,860	6,363,553
Morgan Stanley	165,312	14,448,269
MSCI, Inc.	9,477	4,765,794
Nasdaq, Inc.	13,650	2,432,430
Nomura Holdings, Inc.	497,613	2,092,844
Northern Trust Corp.	24,228	2,821,351
Open Lending Corp., Class A (A)	17,736	335,388
Oppenheimer Holdings, Inc., Class A	1,488	64,847
Partners Group Holding AG	3,677	4,552,867
Piper Sandler Companies	2,926	384,038
PJT Partners, Inc., Class A	3,928	247,935
Raymond James Financial, Inc.	21,788	2,394,719
S&P Global, Inc.	41,304	16,942,075
SBI Holdings, Inc.	39,690	1,001,413
Schroders PLC	20,139	848,042
Sculptor Capital Management, Inc.	3,994	55,636
SEI Investments Company	27,167	1,635,725
Singapore Exchange, Ltd.	130,248	954,516
St. James's Place PLC	87,521	1,650,067
State Street Corp.	42,679	3,718,194
StepStone Group, Inc., Class A	7,742	255,951
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Stifel Financial Corp.	27,061	$1,837,442
StoneX Group, Inc. (A)	2,869	212,966
T. Rowe Price Group, Inc.	26,728	4,041,006
The Bank of New York Mellon Corp.	86,273	4,281,729
The Charles Schwab Corp.	175,316	14,780,892
The Goldman Sachs Group, Inc.	39,586	13,067,339
UBS Group AG	569,824	11,135,103
Virtus Investment Partners, Inc.	1,217	292,068
WisdomTree Investments, Inc.	23,432	137,546
		224,386,657
Consumer finance – 0.4%
American Express Company	71,727	13,412,949
Atlanticus Holdings Corp. (A)	837	43,348
Capital One Financial Corp.	48,267	6,336,974
Curo Group Holdings Corp.	3,819	49,838
Discover Financial Services	33,585	3,700,731
Encore Capital Group, Inc. (A)	4,145	260,016
Enova International, Inc. (A)	5,977	226,947
EZCORP, Inc., Class A (A)	8,980	54,239
FirstCash Holdings, Inc.	17,110	1,203,517
Green Dot Corp., Class A (A)	9,105	250,205
LendingClub Corp. (A)	16,904	266,745
LendingTree, Inc. (A)	1,988	237,904
Navient Corp.	65,453	1,115,319
Nelnet, Inc., Class A	2,803	238,227
Oportun Financial Corp. (A)	3,901	56,018
PRA Group, Inc. (A)	7,275	327,957
PROG Holdings, Inc. (A)	24,315	699,543
Regional Management Corp.	1,347	65,424
SLM Corp.	72,236	1,326,253
Synchrony Financial	60,788	2,116,030
World Acceptance Corp. (A)	729	139,851
		32,128,035
Diversified financial services – 1.2%
Alerus Financial Corp.	2,712	74,960
A-Mark Precious Metals, Inc.	1,457	112,684
Banco Latinoamericano de Comercio Exterior SA, Class E	5,578	86,905
Berkshire Hathaway, Inc., Class B (A)	213,564	75,368,871
Cannae Holdings, Inc. (A)	14,294	341,912
Eurazeo SE	6,417	539,499
EXOR NV	17,569	1,335,589
Groupe Bruxelles Lambert SA	17,731	1,834,737
Industrivarden AB, A Shares	21,125	599,123
Industrivarden AB, C Shares	26,334	734,031
Investor AB, A Shares	80,794	1,879,977
Investor AB, B Shares	295,164	6,413,392
Kinnevik AB, B Shares (A)	39,230	1,022,965
L.E. Lundbergforetagen AB, B Shares	12,313	624,914
M&G PLC	421,206	1,213,634
Mitsubishi HC Capital, Inc.	106,896	496,694
ORIX Corp.	197,883	3,944,313
Sofina SA	2,497	907,332
Tokyo Century Corp.	6,000	219,966
Voya Financial, Inc.	27,963	1,855,345
Wendel SE	4,349	442,875
		100,049,718
Insurance – 3.0%
Admiral Group PLC	31,545	1,057,854
Aegon NV	290,052	1,537,603
Aflac, Inc.	69,964	4,504,982
Ageas SA/NV	27,854	1,408,110
AIA Group, Ltd.	1,959,735	20,463,312
Alleghany Corp. (A)	3,537	2,995,839

246

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Allianz SE	66,173	$15,802,648
Ambac Financial Group, Inc. (A)	8,546	88,878
American Equity Investment Life Holding Company	13,783	550,080
American Financial Group, Inc.	17,165	2,499,567
American International Group, Inc.	96,824	6,077,642
American National Group, Inc.	1,145	216,508
AMERISAFE, Inc.	3,421	169,921
Aon PLC, Class A	25,049	8,156,706
Argo Group International Holdings, Ltd.	5,431	224,192
Arthur J. Gallagher & Company	24,309	4,244,351
Assicurazioni Generali SpA (C)	179,301	4,100,999
Assurant, Inc.	6,644	1,208,079
Aviva PLC	614,031	3,633,166
AXA SA	315,396	9,233,005
Baloise Holding AG	7,420	1,325,186
Bright Health Group, Inc. (A)(C)	45,357	87,539
Brighthouse Financial, Inc. (A)	20,176	1,042,292
Brown & Brown, Inc.	27,343	1,976,079
BRP Group, Inc., Class A (A)	8,038	215,660
Chubb, Ltd.	50,230	10,744,197
Cincinnati Financial Corp.	17,476	2,376,037
Citizens, Inc. (A)	10,311	43,719
CNO Financial Group, Inc.	51,418	1,290,078
CNP Assurances	27,809	669,486
Dai-ichi Life Holdings, Inc.	162,837	3,308,976
Donegal Group, Inc., Class A	3,971	53,251
eHealth, Inc. (A)	4,581	56,850
Employers Holdings, Inc.	4,616	189,348
Enstar Group, Ltd. (A)	2,060	537,969
Everest Re Group, Ltd.	4,591	1,383,636
First American Financial Corp.	28,344	1,837,258
Genworth Financial, Inc., Class A (A)	83,217	314,560
Gjensidige Forsikring ASA (C)	32,401	803,454
Globe Life, Inc.	10,833	1,089,800
Goosehead Insurance, Inc., Class A	3,062	240,581
Greenlight Capital Re, Ltd., Class A (A)	6,725	47,546
Hannover Rueck SE	9,769	1,659,541
HCI Group, Inc.	989	67,430
Heritage Insurance Holdings, Inc.	5,689	40,619
Horace Mann Educators Corp.	6,953	290,844
Insurance Australia Group, Ltd.	399,359	1,307,017
James River Group Holdings, Ltd.	6,566	162,443
Japan Post Holdings Company, Ltd.	396,800	2,914,197
Japan Post Insurance Company, Ltd.	32,400	564,251
Kemper Corp.	15,450	873,543
Kinsale Capital Group, Inc.	9,158	2,088,207
Legal & General Group PLC	967,200	3,429,099
Lincoln National Corp.	19,424	1,269,553
Loews Corp.	22,866	1,482,174
Marsh & McLennan Companies, Inc.	58,878	10,033,989
MBIA, Inc. (A)	8,363	128,707
Medibank Private, Ltd.	446,161	1,025,067
Mercury General Corp.	6,863	377,465
MetLife, Inc.	81,825	5,750,661
MS&AD Insurance Group Holdings, Inc.	72,151	2,342,593
Muenchener Rueckversicherungs-Gesellschaft AG	22,697	6,067,808
National Western Life Group, Inc., Class A	449	94,470
NN Group NV	43,774	2,218,411
Old Republic International Corp.	73,725	1,907,266
Palomar Holdings, Inc. (A)	4,185	267,798
Phoenix Group Holdings PLC	113,349	908,140
Poste Italiane SpA (B)	84,640	959,868
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Primerica, Inc.	10,197	$1,395,154
Principal Financial Group, Inc.	28,330	2,079,705
ProAssurance Corp.	9,185	246,893
Prudential Financial, Inc.	44,080	5,208,934
Prudential PLC	444,934	6,568,679
QBE Insurance Group, Ltd.	239,202	2,051,233
Reinsurance Group of America, Inc.	17,456	1,910,734
RenaissanceRe Holdings, Ltd.	11,392	1,805,746
RLI Corp.	17,034	1,884,471
Safety Insurance Group, Inc.	2,415	219,403
Sampo OYJ, A Shares	80,798	3,948,128
Selective Insurance Group, Inc.	25,641	2,291,280
Selectquote, Inc. (A)	24,041	67,074
SiriusPoint, Ltd. (A)	15,494	115,895
Sompo Holdings, Inc.	50,691	2,227,383
Stewart Information Services Corp.	4,441	269,169
Suncorp Group, Ltd.	204,550	1,695,657
Swiss Life Holding AG	5,108	3,273,235
Swiss Re AG	48,865	4,651,651
T&D Holdings, Inc.	85,925	1,166,688
The Allstate Corp.	32,722	4,532,324
The Hanover Insurance Group, Inc.	9,187	1,373,640
The Hartford Financial Services Group, Inc.	39,054	2,804,468
The Progressive Corp.	68,149	7,768,305
The Travelers Companies, Inc.	28,127	5,139,647
Tiptree, Inc.	4,340	55,769
Tokio Marine Holdings, Inc.	101,685	5,917,376
Trupanion, Inc. (A)	6,441	574,022
Tryg A/S	58,333	1,418,348
United Fire Group, Inc.	3,839	119,278
Universal Insurance Holdings, Inc.	5,057	68,219
Unum Group	52,793	1,663,507
W.R. Berkley Corp.	24,429	1,626,727
Willis Towers Watson PLC	14,234	3,362,355
Zurich Insurance Group AG	24,375	12,038,804
		257,578,006
Mortgage real estate investment trusts – 0.1%
AFC Gamma, Inc.	2,651	50,687
Angel Oak Mortgage, Inc.	1,834	30,096
Apollo Commercial Real Estate Finance, Inc.	22,832	318,050
Arbor Realty Trust, Inc.	24,033	410,003
Ares Commercial Real Estate Corp.	7,715	119,737
ARMOUR Residential REIT, Inc.	15,446	129,746
Blackstone Mortgage Trust, Inc., Class A	26,081	829,115
BrightSpire Capital, Inc.	14,780	136,715
Broadmark Realty Capital, Inc.	21,322	184,435
Chimera Investment Corp.	39,026	469,873
Dynex Capital, Inc.	6,106	98,917
Franklin BSP Realty Trust, Inc.	6,744	94,281
Granite Point Mortgage Trust, Inc.	9,585	106,585
Great Ajax Corp.	4,706	55,201
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,910	612,321
Invesco Mortgage Capital, Inc.	56,054	127,803
KKR Real Estate Finance Trust, Inc.	5,024	103,545
Ladder Capital Corp.	18,969	225,162
MFA Financial, Inc.	74,009	298,256
New York Mortgage Trust, Inc.	64,286	234,644
Orchid Island Capital, Inc.	23,916	77,727
PennyMac Mortgage Investment Trust	16,539	279,344
Ready Capital Corp.	11,128	167,588
Redwood Trust, Inc.	18,897	198,985
TPG RE Finance Trust, Inc.	10,158	119,966

247

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Two Harbors Investment Corp.	57,962	$320,530
		5,799,312
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	9,495	440,473
Blue Foundry Bancorp (A)	6,081	82,398
Bridgewater Bancshares, Inc. (A)	4,471	74,576
Capitol Federal Financial, Inc.	22,016	239,534
Columbia Financial, Inc. (A)	6,355	136,696
Enact Holdings, Inc.	2,470	54,958
Essent Group, Ltd.	46,698	1,924,425
Federal Agricultural Mortgage Corp., Class C	1,500	162,720
Flagstar Bancorp, Inc.	8,297	351,793
FS Bancorp, Inc.	1,806	55,986
Home Bancorp, Inc.	1,546	63,061
Kearny Financial Corp.	11,746	151,288
Merchants Bancorp	2,361	64,644
MGIC Investment Corp.	83,029	1,125,043
Mr. Cooper Group, Inc. (A)	10,334	471,954
New York Community Bancorp, Inc.	120,077	1,287,225
NMI Holdings, Inc., Class A (A)	14,205	292,907
Northfield Bancorp, Inc.	7,687	110,385
Ocwen Financial Corp. (A)	1,554	36,923
PCSB Financial Corp.	3,732	71,319
PennyMac Financial Services, Inc.	4,945	263,074
Premier Financial Corp.	6,121	185,650
Provident Bancorp, Inc.	3,776	61,247
Provident Financial Services, Inc.	12,109	283,351
Radian Group, Inc.	30,126	669,098
Southern Missouri Bancorp, Inc.	1,300	64,935
The Hingham Institution for Savings	231	79,279
TrustCo Bank Corp. NY	3,408	108,817
Walker & Dunlop, Inc.	4,895	633,511
Washington Federal, Inc.	27,553	904,289
Waterstone Financial, Inc.	3,822	73,917
WSFS Financial Corp.	10,835	505,128
		11,030,604
		1,112,533,422
Health care – 12.8%
Biotechnology – 1.8%
2seventy bio, Inc. (A)	4,217	71,942
4D Molecular Therapeutics, Inc. (A)	5,085	76,885
AbbVie, Inc.	206,160	33,420,598
ACADIA Pharmaceuticals, Inc. (A)	20,227	489,898
Achillion Pharmaceuticals, Inc. (A)(D)	23,194	34,879
Acumen Pharmaceuticals, Inc. (A)	5,511	21,548
Adagio Therapeutics, Inc. (A)(C)	10,498	47,871
Adicet Bio, Inc. (A)	4,547	90,804
Aduro Biotech, Inc. (A)(D)	2,435	7,305
Aerovate Therapeutics, Inc. (A)	2,446	44,835
Affimed NV (A)	20,209	88,313
Agenus, Inc. (A)	38,538	94,803
Agios Pharmaceuticals, Inc. (A)	9,349	272,149
Akebia Therapeutics, Inc. (A)	32,022	22,989
Akero Therapeutics, Inc. (A)	4,841	68,694
Alaunos Therapeutics, Inc. (A)(C)	40,464	26,399
Albireo Pharma, Inc. (A)	3,049	90,952
Aldeyra Therapeutics, Inc. (A)	9,206	40,921
Alector, Inc. (A)	9,996	142,443
Alkermes PLC (A)	27,027	711,080
Allakos, Inc. (A)	6,686	38,110
Allogene Therapeutics, Inc. (A)	11,887	108,291
Allovir, Inc. (A)	5,566	37,571
Altimmune, Inc. (A)(C)	7,677	46,753
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
ALX Oncology Holdings, Inc. (A)	3,175	$53,658
Amgen, Inc.	65,685	15,883,947
Amicus Therapeutics, Inc. (A)	44,592	422,286
AnaptysBio, Inc. (A)	3,299	81,617
Anavex Life Sciences Corp. (A)(C)	11,456	141,023
Anika Therapeutics, Inc. (A)	2,618	65,738
Apellis Pharmaceuticals, Inc. (A)	12,245	622,168
Applied Molecular Transport, Inc. (A)	5,008	37,660
AquaBounty Technologies, Inc. (A)	14,014	26,206
Arbutus Biopharma Corp. (A)	16,379	48,809
Arcellx, Inc. (A)	1,840	25,797
Arcturus Therapeutics Holdings, Inc. (A)	3,723	100,372
Arcus Biosciences, Inc. (A)	7,559	238,562
Arcutis Biotherapeutics, Inc. (A)	4,931	94,971
Argenx SE (A)	7,427	2,323,694
Arrowhead Pharmaceuticals, Inc. (A)	44,632	2,052,626
Atara Biotherapeutics, Inc. (A)	14,939	138,783
Athersys, Inc. (A)(C)	44,149	26,732
Atossa Therapeutics, Inc. (A)	21,646	27,058
Aura Biosciences, Inc. (A)	1,128	24,816
Avid Bioservices, Inc. (A)	10,204	207,855
Avidity Biosciences, Inc. (A)	6,636	122,567
Avita Medical, Inc. (A)	4,867	41,272
Beam Therapeutics, Inc. (A)	8,620	493,926
BioCryst Pharmaceuticals, Inc. (A)	30,340	493,328
Biogen, Inc. (A)	17,130	3,607,578
Biohaven Pharmaceutical Holding Company, Ltd. (A)	9,365	1,110,408
Bioxcel Therapeutics, Inc. (A)	3,119	65,218
Bluebird Bio, Inc. (A)	13,090	63,487
Blueprint Medicines Corp. (A)	9,884	631,390
Bridgebio Pharma, Inc. (A)	18,350	186,253
C4 Therapeutics, Inc. (A)	6,666	161,717
CareDx, Inc. (A)	8,550	316,265
Caribou Biosciences, Inc. (A)(C)	8,997	82,592
Catalyst Pharmaceuticals, Inc. (A)	16,531	137,042
Celldex Therapeutics, Inc. (A)	7,782	265,055
CEL-SCI Corp. (A)	6,481	25,470
Century Therapeutics, Inc. (A)(C)	3,274	41,220
Cerevel Therapeutics Holdings, Inc. (A)	6,889	241,184
ChemoCentryx, Inc. (A)	9,143	229,215
Chimerix, Inc. (A)	13,189	60,406
Chinook Therapeutics, Inc. (A)	7,128	116,614
Clovis Oncology, Inc. (A)	23,081	46,624
Cogent Biosciences, Inc. (A)	6,797	50,910
Coherus Biosciences, Inc. (A)	11,254	145,289
Cortexyme, Inc. (A)	4,126	25,540
Crinetics Pharmaceuticals, Inc. (A)	7,887	173,120
CSL, Ltd.	77,560	15,484,279
Cue Biopharma, Inc. (A)	6,069	29,617
Cullinan Oncology, Inc. (A)	4,928	51,596
Curis, Inc. (A)	15,765	37,521
Cytokinetics, Inc. (A)	13,355	491,598
CytomX Therapeutics, Inc. (A)	12,927	34,515
Day One Biopharmaceuticals, Inc. (A)	4,263	42,289
Deciphera Pharmaceuticals, Inc. (A)	7,413	68,719
Denali Therapeutics, Inc. (A)	15,402	495,482
DermTech, Inc. (A)	4,523	66,398
Design Therapeutics, Inc. (A)	4,634	74,839
Dynavax Technologies Corp. (A)	18,177	197,039
Dyne Therapeutics, Inc. (A)	5,677	54,726
Eagle Pharmaceuticals, Inc. (A)	1,928	95,417
Editas Medicine, Inc. (A)	11,715	222,819
Eiger BioPharmaceuticals, Inc. (A)	6,247	51,850
Emergent BioSolutions, Inc. (A)	8,287	340,264

248

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Enanta Pharmaceuticals, Inc. (A)	3,299	$234,823
Epizyme, Inc. (A)	29,278	33,670
Erasca, Inc. (A)	11,162	95,993
Exelixis, Inc. (A)	81,699	1,852,116
Fate Therapeutics, Inc. (A)	13,719	531,886
FibroGen, Inc. (A)	14,837	178,341
Foghorn Therapeutics, Inc. (A)	3,523	53,655
Forma Therapeutics Holdings, Inc. (A)	6,864	63,835
G1 Therapeutics, Inc. (A)(C)	7,649	58,132
Generation Bio Company (A)	8,343	61,238
Genmab A/S (A)	10,644	3,844,113
Geron Corp. (A)(C)	52,665	71,624
Gilead Sciences, Inc.	146,279	8,696,287
Global Blood Therapeutics, Inc. (A)	10,509	364,032
Gossamer Bio, Inc. (A)	11,099	96,339
Graphite Bio, Inc. (A)	5,534	28,223
Grifols SA	48,325	877,130
Gritstone bio, Inc. (A)	8,175	33,681
Halozyme Therapeutics, Inc. (A)	59,635	2,378,244
Heron Therapeutics, Inc. (A)(C)	16,738	95,741
Homology Medicines, Inc. (A)	8,835	26,858
Humanigen, Inc. (A)	9,089	27,358
Icosavax, Inc. (A)	4,280	30,131
Ideaya Biosciences, Inc. (A)	5,992	67,050
Imago Biosciences, Inc. (A)	3,535	68,119
Immuneering Corp., Class A (A)	3,757	24,308
Immunic, Inc. (A)(C)	3,553	40,149
ImmunityBio, Inc. (A)(C)	12,233	68,627
ImmunoGen, Inc. (A)	36,996	176,101
Immunovant, Inc. (A)	8,383	46,190
Incyte Corp. (A)	21,938	1,742,316
Inhibrx, Inc. (A)	4,815	107,278
Inovio Pharmaceuticals, Inc. (A)(C)	35,878	128,802
Insmed, Inc. (A)	20,041	470,964
Instil Bio, Inc. (A)(C)	9,457	101,663
Intellia Therapeutics, Inc. (A)	11,724	851,983
Intercept Pharmaceuticals, Inc. (A)	4,570	74,354
Ironwood Pharmaceuticals, Inc. (A)	24,404	307,002
iTeos Therapeutics, Inc. (A)	3,445	110,860
IVERIC bio, Inc. (A)	19,307	324,937
Janux Therapeutics, Inc. (A)(C)	3,179	45,587
Jounce Therapeutics, Inc. (A)	6,162	41,840
KalVista Pharmaceuticals, Inc. (A)	4,115	60,655
Karuna Therapeutics, Inc. (A)	3,737	473,814
Karyopharm Therapeutics, Inc. (A)	12,790	94,262
Keros Therapeutics, Inc. (A)	2,686	146,065
Kezar Life Sciences, Inc. (A)	6,388	106,169
Kiniksa Pharmaceuticals, Ltd., Class A (A)	5,588	55,545
Kinnate Biopharma, Inc. (A)	5,127	57,730
Kodiak Sciences, Inc. (A)	6,134	47,354
Kronos Bio, Inc. (A)	7,392	53,444
Krystal Biotech, Inc. (A)	3,402	226,369
Kura Oncology, Inc. (A)	10,974	176,462
Kymera Therapeutics, Inc. (A)	5,858	247,911
Lexicon Pharmaceuticals, Inc. (A)	14,735	30,796
Ligand Pharmaceuticals, Inc. (A)	2,548	286,625
Lineage Cell Therapeutics, Inc. (A)(C)	25,249	38,883
Lyell Immunopharma, Inc. (A)	25,658	129,573
MacroGenics, Inc. (A)	10,765	94,840
Madrigal Pharmaceuticals, Inc. (A)	2,027	198,889
MannKind Corp. (A)	42,525	156,492
MEI Pharma, Inc. (A)	24,555	14,794
MeiraGTx Holdings PLC (A)	5,224	72,352
Mersana Therapeutics, Inc. (A)	13,963	55,712
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
MiMedx Group, Inc. (A)	19,354	$91,157
Moderna, Inc. (A)	41,135	7,085,915
Monte Rosa Therapeutics, Inc. (A)(C)	5,136	72,007
Morphic Holding, Inc. (A)	3,609	144,901
Myriad Genetics, Inc. (A)	13,450	338,940
Neurocrine Biosciences, Inc. (A)	24,625	2,308,594
Nkarta, Inc. (A)	2,938	33,434
Nurix Therapeutics, Inc. (A)	5,600	78,456
Nuvalent, Inc., Class A (A)(C)	3,383	46,990
Ocugen, Inc. (A)(C)	31,741	104,745
Olema Pharmaceuticals, Inc. (A)	5,402	23,013
Omega Therapeutics, Inc. (A)	4,204	26,233
OPKO Health, Inc. (A)	67,993	233,896
Organogenesis Holdings, Inc. (A)	12,180	92,812
ORIC Pharmaceuticals, Inc. (A)	6,257	33,412
Outlook Therapeutics, Inc. (A)	20,772	36,974
Oyster Point Pharma, Inc. (A)	2,372	27,610
PDL BioPharma, Inc. (A)(C)(D)	23,030	41,224
PMV Pharmaceuticals, Inc. (A)	4,807	100,082
Poseida Therapeutics, Inc. (A)	6,349	28,444
Praxis Precision Medicines, Inc. (A)	6,207	63,373
Precigen, Inc. (A)	19,533	41,215
Precision BioSciences, Inc. (A)	10,259	31,598
Progenics Pharmaceuticals, Inc. (A)(D)	15,140	12,869
Prometheus Biosciences, Inc. (A)	5,046	190,537
Protagonist Therapeutics, Inc. (A)	7,579	179,471
Prothena Corp. PLC (A)	6,128	224,101
PTC Therapeutics, Inc. (A)	11,784	439,661
Radius Health, Inc. (A)	8,306	73,342
Rallybio Corp. (A)	3,476	24,262
RAPT Therapeutics, Inc. (A)	3,684	81,011
Recursion Pharmaceuticals, Inc., Class A (A)(C)	19,913	142,577
Regeneron Pharmaceuticals, Inc. (A)	12,445	8,691,837
REGENXBIO, Inc. (A)	6,749	223,999
Relay Therapeutics, Inc. (A)	11,957	357,873
Replimune Group, Inc. (A)	5,448	92,507
REVOLUTION Medicines, Inc. (A)	10,282	262,294
Rhythm Pharmaceuticals, Inc. (A)	8,119	93,531
Rigel Pharmaceuticals, Inc. (A)	31,224	93,360
Rocket Pharmaceuticals, Inc. (A)	7,318	116,063
Rubius Therapeutics, Inc. (A)	8,779	48,372
Sana Biotechnology, Inc. (A)	15,278	126,196
Sangamo Therapeutics, Inc. (A)	21,008	122,056
Scholar Rock Holding Corp. (A)	5,095	65,675
Selecta Biosciences, Inc. (A)	19,685	24,213
Seres Therapeutics, Inc. (A)	12,562	89,441
Shattuck Labs, Inc. (A)	5,883	25,062
Sorrento Therapeutics, Inc. (A)(C)	51,646	120,335
Spectrum Pharmaceuticals, Inc. (A)	31,926	41,185
Spero Therapeutics, Inc. (A)	5,054	43,970
SpringWorks Therapeutics, Inc. (A)	4,955	279,660
Stoke Therapeutics, Inc. (A)	3,453	72,686
Sutro Biopharma, Inc. (A)	8,002	65,776
Syndax Pharmaceuticals, Inc. (A)	8,502	147,765
Talaris Therapeutics, Inc. (A)	3,350	32,964
Taysha Gene Therapies, Inc. (A)	5,008	32,652
Tenaya Therapeutics, Inc. (A)	5,201	61,268
TG Therapeutics, Inc. (A)	22,139	210,542
Travere Therapeutics, Inc. (A)	10,032	258,525
Turning Point Therapeutics, Inc. (A)	7,886	211,739
Twist Bioscience Corp. (A)	9,362	462,296
Tyra Biosciences, Inc. (A)	2,229	23,850
United Therapeutics Corp. (A)	11,629	2,086,359
UroGen Pharma, Ltd. (A)(C)	4,095	35,667

249

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vanda Pharmaceuticals, Inc. (A)	9,588	$108,440
Vaxart, Inc. (A)(C)	20,843	105,049
Vaxcyte, Inc. (A)	7,347	177,430
VBI Vaccines, Inc. (A)	34,679	57,567
Vera Therapeutics, Inc. (A)	2,431	57,104
Veracyte, Inc. (A)	11,471	316,255
Verastem, Inc. (A)	32,586	45,946
Vericel Corp. (A)	7,866	300,639
Vertex Pharmaceuticals, Inc. (A)	29,687	7,747,416
Verve Therapeutics, Inc. (A)(C)	6,269	143,059
Viking Therapeutics, Inc. (A)	13,134	39,402
Vir Biotechnology, Inc. (A)	10,118	260,235
VistaGen Therapeutics, Inc. (A)	36,363	45,090
Vor BioPharma, Inc. (A)	4,190	25,308
XBiotech, Inc.	3,068	26,508
Xencor, Inc. (A)	9,654	257,569
XOMA Corp. (A)	1,147	32,093
Y-mAbs Therapeutics, Inc. (A)(C)	6,335	75,260
Zentalis Pharmaceuticals, Inc. (A)	6,184	285,330
		150,047,659
Health care equipment and supplies – 2.5%
Abbott Laboratories	206,207	24,406,661
ABIOMED, Inc. (A)	5,308	1,758,222
Accuray, Inc. (A)	16,867	55,830
Alcon, Inc.	80,954	6,413,655
Align Technology, Inc. (A)	8,552	3,728,672
Alphatec Holdings, Inc. (A)	12,258	140,967
Ambu A/S, Class B (C)	27,143	399,576
AngioDynamics, Inc. (A)	6,483	139,644
Apyx Medical Corp. (A)	5,976	39,023
Artivion, Inc. (A)	6,588	140,851
Asahi Intecc Company, Ltd.	35,200	686,704
Asensus Surgical, Inc. (A)(C)	42,796	26,825
AtriCure, Inc. (A)	7,544	495,414
Atrion Corp.	230	163,990
Avanos Medical, Inc. (A)	8,158	273,293
Axogen, Inc. (A)	7,166	56,898
Axonics, Inc. (A)	7,714	482,896
Baxter International, Inc.	58,388	4,527,406
Becton, Dickinson and Company	33,208	8,833,328
BioLife Solutions, Inc. (A)	1,836	41,732
BioMerieux	6,711	716,270
Bioventus, Inc., Class A (A)	4,829	68,089
Boston Scientific Corp. (A)	166,174	7,359,846
Butterfly Network, Inc. (A)	23,514	111,927
Cardiovascular Systems, Inc. (A)	6,856	154,946
Carl Zeiss Meditec AG, Bearer Shares	6,520	1,050,223
Cerus Corp. (A)	28,832	158,288
ClearPoint Neuro, Inc. (A)	3,726	38,788
Cochlear, Ltd.	10,656	1,779,137
Coloplast A/S, B Shares	19,246	2,914,585
CONMED Corp.	4,860	721,953
CryoPort, Inc. (A)	6,890	240,530
Cue Health, Inc. (A)(C)	2,658	17,144
Cutera, Inc. (A)	3,028	208,932
CytoSorbents Corp. (A)	8,585	27,386
Demant A/S (A)	17,506	792,233
Dentsply Sirona, Inc.	25,493	1,254,765
DexCom, Inc. (A)	11,302	5,782,103
DiaSorin SpA	4,079	637,111
Eargo, Inc. (A)	6,272	33,179
Edwards Lifesciences Corp. (A)	72,806	8,570,722
Envista Holdings Corp. (A)	41,916	2,041,728
Fisher & Paykel Healthcare Corp., Ltd.	93,486	1,568,713
Getinge AB, B Shares	37,057	1,476,313
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Glaukos Corp. (A)	7,701	$445,272
Globus Medical, Inc., Class A (A)	20,410	1,505,850
GN Store Nord A/S	20,147	987,533
Haemonetics Corp. (A)	21,713	1,372,696
Heska Corp. (A)	1,665	230,236
Hologic, Inc. (A)	29,152	2,239,457
Hoya Corp.	59,907	6,826,873
ICU Medical, Inc. (A)	5,155	1,147,709
IDEXX Laboratories, Inc. (A)	9,888	5,409,329
Inari Medical, Inc. (A)	5,811	526,709
Inmode, Ltd. (A)	8,000	295,280
Inogen, Inc. (A)	3,416	110,747
Integer Holdings Corp. (A)	5,504	443,457
Integra LifeSciences Holdings Corp. (A)	18,809	1,208,666
Intersect ENT, Inc. (A)	5,698	159,601
Intuitive Surgical, Inc. (A)	41,718	12,585,486
iRadimed Corp.	1,049	47,037
iRhythm Technologies, Inc. (A)	4,966	781,996
Koninklijke Philips NV	148,624	4,532,094
Lantheus Holdings, Inc. (A)	11,319	626,054
LeMaitre Vascular, Inc.	3,239	150,516
LivaNova PLC (A)	22,746	1,861,305
Masimo Corp. (A)	13,199	1,920,982
Medtronic PLC	156,794	17,396,294
Meridian Bioscience, Inc. (A)	7,187	186,575
Merit Medical Systems, Inc. (A)	8,626	573,802
Mesa Laboratories, Inc.	832	212,060
Natus Medical, Inc. (A)	5,827	153,134
Neogen Corp. (A)	46,204	1,424,931
Nevro Corp. (A)	5,874	424,866
NuVasive, Inc. (A)	22,104	1,253,297
Olympus Corp.	178,908	3,390,769
OraSure Technologies, Inc. (A)	12,339	83,658
Ortho Clinical Diagnostics Holdings PLC (A)	20,316	379,097
Orthofix Medical, Inc. (A)	3,350	109,545
OrthoPediatrics Corp. (A)	2,376	128,280
Outset Medical, Inc. (A)	7,954	361,112
Paragon 28, Inc. (A)	1,699	28,441
Penumbra, Inc. (A)	9,068	2,014,275
PROCEPT BioRobotics Corp. (A)	1,282	44,857
Pulmonx Corp. (A)	4,645	115,242
Quidel Corp. (A)	9,793	1,101,321
ResMed, Inc.	17,053	4,135,523
RxSight, Inc. (A)	3,333	41,263
SeaSpine Holdings Corp. (A)	5,978	72,692
Senseonics Holdings, Inc. (A)	74,139	146,054
Shockwave Medical, Inc. (A)	5,666	1,174,902
SI-BONE, Inc. (A)	5,808	131,261
Siemens Healthineers AG (B)	45,686	2,831,195
Sientra, Inc. (A)	13,371	29,684
Sight Sciences, Inc. (A)	3,943	45,581
Silk Road Medical, Inc. (A)	5,893	243,322
Smith & Nephew PLC	142,450	2,265,648
Sonova Holding AG	8,699	3,633,903
STAAR Surgical Company (A)	20,292	1,621,534
Stereotaxis, Inc. (A)	9,069	33,827
STERIS PLC	11,676	2,822,907
Straumann Holding AG	1,677	2,677,643
Stryker Corp.	39,152	10,467,287
Surmodics, Inc. (A)	2,388	108,248
Sysmex Corp.	27,179	1,968,507
Tactile Systems Technology, Inc. (A)	3,432	69,189
Tandem Diabetes Care, Inc. (A)	16,405	1,907,737
Teleflex, Inc.	5,463	1,938,436

250

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Terumo Corp.	104,634	$3,166,067
The Cooper Companies, Inc.	5,749	2,400,725
TransMedics Group, Inc. (A)	4,552	122,631
Treace Medical Concepts, Inc. (A)	5,171	97,784
Utah Medical Products, Inc.	639	57,421
Vapotherm, Inc. (A)	4,032	56,045
Varex Imaging Corp. (A)	6,555	139,556
ViewRay, Inc. (A)	26,036	102,061
Zimmer Biomet Holdings, Inc.	24,362	3,115,900
		212,957,472
Health care providers and services – 2.1%
1Life Healthcare, Inc. (A)	19,923	220,747
Acadia Healthcare Company, Inc. (A)	23,223	1,521,803
Accolade, Inc. (A)	8,916	156,565
AdaptHealth Corp. (A)	12,137	194,556
Addus HomeCare Corp. (A)	2,619	244,327
Agiliti, Inc. (A)	4,118	86,890
Alignment Healthcare, Inc. (A)	13,761	154,536
Amedisys, Inc. (A)	8,418	1,450,337
AmerisourceBergen Corp.	17,560	2,716,708
AMN Healthcare Services, Inc. (A)	7,895	823,685
Amplifon SpA	20,172	897,751
Anthem, Inc.	28,304	13,903,491
Apollo Medical Holdings, Inc. (A)(C)	6,333	306,961
Aveanna Healthcare Holdings, Inc. (A)	7,173	24,460
Brookdale Senior Living, Inc. (A)	31,655	223,168
Cardinal Health, Inc.	32,309	1,831,920
Castle Biosciences, Inc. (A)	3,669	164,591
Centene Corp. (A)	68,045	5,728,709
Chemed Corp.	4,000	2,026,200
Cigna Corp.	37,660	9,023,713
Community Health Systems, Inc. (A)	20,946	248,629
CorVel Corp. (A)	1,461	246,091
Covetrus, Inc. (A)	17,741	297,871
Cross Country Healthcare, Inc. (A)	6,074	131,624
CVS Health Corp.	153,057	15,490,899
DaVita, Inc. (A)	7,187	812,922
Encompass Health Corp.	25,691	1,826,887
Fresenius Medical Care AG & Company KGaA	33,227	2,226,568
Fresenius SE & Company KGaA	67,855	2,491,394
Fulgent Genetics, Inc. (A)	3,518	219,558
Hanger, Inc. (A)	6,556	120,171
HCA Healthcare, Inc.	27,928	6,999,315
HealthEquity, Inc. (A)	35,326	2,382,385
Henry Schein, Inc. (A)	16,171	1,409,949
Humana, Inc.	14,989	6,522,763
InfuSystem Holdings, Inc. (A)	3,413	33,447
Invitae Corp. (A)	34,233	272,837
Laboratory Corp. of America Holdings (A)	10,857	2,862,557
LHC Group, Inc. (A)	13,323	2,246,258
LifeStance Health Group, Inc. (A)	12,460	125,971
McKesson Corp.	17,469	5,347,785
Medipal Holdings Corp.	29,741	489,363
MEDNAX, Inc. (A)	12,965	304,418
ModivCare, Inc. (A)	2,112	243,704
Molina Healthcare, Inc. (A)	6,810	2,271,748
National HealthCare Corp.	2,149	150,924
National Research Corp.	2,386	94,605
NMC Health PLC (A)	19,536	39
Option Care Health, Inc. (A)	62,520	1,785,571
Orpea SA	8,377	363,509
Owens & Minor, Inc.	12,163	535,415
Patterson Companies, Inc.	36,771	1,190,277
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
PetIQ, Inc. (A)	4,764	$116,242
Privia Health Group, Inc. (A)	7,202	192,509
Progyny, Inc. (A)	28,861	1,483,455
Quest Diagnostics, Inc.	13,877	1,899,206
R1 RCM, Inc. (A)	54,431	1,456,574
RadNet, Inc. (A)	7,722	172,741
Ramsay Health Care, Ltd.	29,664	1,436,643
Ryman Healthcare, Ltd.	68,853	445,658
Select Medical Holdings Corp.	18,649	447,390
SOC Telemed, Inc. (A)	11,798	35,276
Sonic Healthcare, Ltd.	73,824	1,949,119
Surgery Partners, Inc. (A)	5,820	320,391
Tenet Healthcare Corp. (A)	45,636	3,922,871
The Ensign Group, Inc.	8,831	794,878
The Joint Corp. (A)	2,374	84,016
The Pennant Group, Inc. (A)	4,787	89,182
Tivity Health, Inc. (A)	7,520	241,918
UnitedHealth Group, Inc.	109,833	56,011,535
Universal Health Services, Inc., Class B	8,527	1,235,989
US Physical Therapy, Inc.	2,173	216,105
Viemed Healthcare, Inc. (A)	6,887	34,297
		174,032,567
Health care technology – 0.1%
Allscripts Healthcare Solutions, Inc. (A)	20,393	459,250
American Well Corp., Class A (A)	32,200	135,562
Cerner Corp.	34,310	3,210,044
Computer Programs & Systems, Inc. (A)	2,530	87,159
Evolent Health, Inc., Class A (A)	13,476	435,275
Health Catalyst, Inc. (A)	9,028	235,902
HealthStream, Inc. (A)	4,408	87,807
Inspire Medical Systems, Inc. (A)	4,517	1,159,469
M3, Inc.	71,486	2,581,786
MultiPlan Corp. (A)(C)	56,149	262,777
NextGen Healthcare, Inc. (A)	9,520	199,063
Omnicell, Inc. (A)	7,342	950,716
OptimizeRx Corp. (A)	2,892	109,057
Phreesia, Inc. (A)	8,486	223,691
Schrodinger, Inc. (A)	7,720	263,406
Simulations Plus, Inc.	2,601	132,599
		10,533,563
Life sciences tools and services – 1.3%
Absci Corp. (A)	9,709	81,847
Agilent Technologies, Inc.	35,027	4,635,123
Akoya Biosciences, Inc. (A)	2,623	28,827
Bachem Holding AG, Class B	1,004	552,544
Berkeley Lights, Inc. (A)	8,714	61,957
Bionano Genomics, Inc. (A)(C)	50,885	131,283
Bio-Rad Laboratories, Inc., Class A (A)	2,520	1,419,340
Bio-Techne Corp.	4,582	1,984,189
Bruker Corp.	26,237	1,687,039
Charles River Laboratories International, Inc. (A)	5,885	1,671,163
Codexis, Inc. (A)	10,207	210,468
Cytek Biosciences, Inc. (A)	16,613	179,088
Danaher Corp.	74,207	21,767,139
Eurofins Scientific SE	21,773	2,153,845
Fluidigm Corp. (A)	14,307	51,362
Harvard Bioscience, Inc. (A)	7,813	48,519
Illumina, Inc. (A)	18,227	6,368,514
Inotiv, Inc. (A)	2,998	78,488
IQVIA Holdings, Inc. (A)	22,278	5,150,896
Lonza Group AG	12,064	8,741,614
MaxCyte, Inc. (A)	17,302	120,941
Medpace Holdings, Inc. (A)	12,292	2,010,848
Mettler-Toledo International, Inc. (A)	2,680	3,680,149

251

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
NanoString Technologies, Inc. (A)	7,770	$270,008
NeoGenomics, Inc. (A)	19,296	234,446
Pacific Biosciences of California, Inc. (A)	33,008	300,373
PerkinElmer, Inc.	14,717	2,567,528
Personalis, Inc. (A)	7,019	57,486
QIAGEN NV (A)	37,395	1,834,968
Quanterix Corp. (A)	5,375	156,896
Repligen Corp. (A)	13,343	2,509,685
Sartorius Stedim Biotech	4,480	1,834,176
Seer, Inc. (A)(C)	7,341	111,877
Singular Genomics Systems, Inc. (A)	8,484	53,534
Syneos Health, Inc. (A)	26,924	2,179,498
Thermo Fisher Scientific, Inc.	45,952	27,141,549
Waters Corp. (A)	7,118	2,209,356
West Pharmaceutical Services, Inc.	8,639	3,548,124
		107,824,687
Pharmaceuticals – 5.0%
9 Meters Biopharma, Inc. (A)	44,726	26,804
Aclaris Therapeutics, Inc. (A)	8,731	150,522
Aerie Pharmaceuticals, Inc. (A)	7,864	71,562
Amneal Pharmaceuticals, Inc. (A)	17,426	72,666
Amphastar Pharmaceuticals, Inc. (A)	6,220	223,298
Amylyx Pharmaceuticals, Inc. (A)	1,669	21,447
ANI Pharmaceuticals, Inc. (A)	1,883	52,931
Antares Pharma, Inc. (A)	29,477	120,856
Arvinas, Inc. (A)	7,935	534,026
Astellas Pharma, Inc.	301,647	4,713,199
AstraZeneca PLC	250,971	33,281,992
Atea Pharmaceuticals, Inc. (A)	11,644	84,070
Athira Pharma, Inc. (A)	5,950	80,325
Axsome Therapeutics, Inc. (A)	4,750	196,603
Bayer AG	159,159	10,886,327
Bristol-Myers Squibb Company	254,185	18,563,131
Cara Therapeutics, Inc. (A)	7,825	95,074
Cassava Sciences, Inc. (A)(C)	6,438	239,107
Catalent, Inc. (A)	20,886	2,316,257
Chugai Pharmaceutical Company, Ltd.	108,802	3,630,549
CinCor Pharma, Inc. (A)	2,129	37,343
Citius Pharmaceuticals, Inc. (A)	23,514	42,090
Collegium Pharmaceutical, Inc. (A)	5,838	118,862
Corcept Therapeutics, Inc. (A)	14,875	334,985
CorMedix, Inc. (A)	7,331	40,174
Cymabay Therapeutics, Inc. (A)	16,391	50,976
Daiichi Sankyo Company, Ltd.	283,858	6,198,602
DICE Therapeutics, Inc. (A)	2,524	48,284
Durect Corp. (A)	43,508	29,146
Edgewise Therapeutics, Inc. (A)	6,899	66,920
Eisai Company, Ltd.	38,468	1,782,167
Eli Lilly & Company	92,588	26,514,426
Endo International PLC (A)	39,754	91,832
Esperion Therapeutics, Inc. (A)	10,995	51,017
Evolus, Inc. (A)	5,827	65,379
EyePoint Pharmaceuticals, Inc. (A)	4,527	55,003
Fulcrum Therapeutics, Inc. (A)	4,864	115,034
GlaxoSmithKline PLC	815,174	17,637,873
Harmony Biosciences Holdings, Inc. (A)	3,875	188,519
Hikma Pharmaceuticals PLC	28,126	758,782
Ikena Oncology, Inc. (A)	5,292	32,281
Innoviva, Inc. (A)	7,015	135,740
Intra-Cellular Therapies, Inc. (A)	13,516	827,044
Ipsen SA	6,110	764,817
Jazz Pharmaceuticals PLC (A)	15,948	2,482,625
Johnson & Johnson	306,998	54,409,256
KemPharm, Inc. (A)(C)	5,959	29,974
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Kyowa Kirin Company, Ltd.	43,759	$1,018,005
Marinus Pharmaceuticals, Inc. (A)	6,860	64,141
Merck & Company, Inc.	294,560	24,168,648
Merck KGaA	20,938	4,372,576
Mind Medicine MindMed, Inc. (A)	58,229	64,634
NGM Biopharmaceuticals, Inc. (A)	5,807	88,557
Nippon Shinyaku Company, Ltd.	8,000	543,921
Novartis AG	354,952	31,161,769
Novo Nordisk A/S, B Shares	272,808	30,258,793
Nuvation Bio, Inc. (A)	27,715	145,781
Ocular Therapeutix, Inc. (A)	13,989	69,246
Omeros Corp. (A)(C)	10,904	65,533
Ono Pharmaceutical Company, Ltd.	59,900	1,501,417
Oramed Pharmaceuticals, Inc. (A)	6,595	57,047
Organon & Company	29,567	1,032,775
Orion OYJ, Class B	17,208	781,532
Otsuka Holdings Company, Ltd.	63,293	2,186,632
Pacira BioSciences, Inc. (A)	7,430	567,058
Paratek Pharmaceuticals, Inc. (A)	10,368	30,793
Perrigo Company PLC	34,543	1,327,487
Pfizer, Inc.	654,539	33,885,484
Phathom Pharmaceuticals, Inc. (A)	4,035	54,916
Phibro Animal Health Corp., Class A	3,700	73,815
Pliant Therapeutics, Inc. (A)	5,208	36,508
Prestige Consumer Healthcare, Inc. (A)	8,327	440,831
Provention Bio, Inc. (A)	9,957	72,885
Reata Pharmaceuticals, Inc., Class A (A)	4,717	154,529
Recordati Industria Chimica e Farmaceutica SpA	16,940	849,361
Relmada Therapeutics, Inc. (A)	4,302	116,111
Revance Therapeutics, Inc. (A)	12,214	238,173
Roche Holding AG	113,819	45,033,819
Roche Holding AG, Bearer Shares	5,184	2,267,227
Sanofi	184,229	18,835,497
Santen Pharmaceutical Company, Ltd.	58,400	583,908
Shionogi & Company, Ltd.	42,911	2,636,596
SIGA Technologies, Inc. (A)	8,282	58,719
Sumitomo Dainippon Pharma Company, Ltd.	28,992	286,028
Supernus Pharmaceuticals, Inc. (A)	8,209	265,315
Taisho Pharmaceutical Holdings Company, Ltd.	6,216	288,557
Takeda Pharmaceutical Company, Ltd.	256,298	7,302,496
Tarsus Pharmaceuticals, Inc. (A)	1,681	28,274
Teva Pharmaceutical Industries, Ltd., ADR (A)	178,708	1,678,068
TherapeuticsMD, Inc. (A)(C)	83,719	31,813
Theravance Biopharma, Inc. (A)	10,451	99,912
Theseus Pharmaceuticals, Inc. (A)	2,255	26,000
UCB SA	20,482	2,449,584
Viatris, Inc.	141,032	1,534,428
Vifor Pharma AG	7,898	1,399,194
Zoetis, Inc.	55,173	10,405,076
Zogenix, Inc. (A)(D)	9,475	6,443
		418,915,809
		1,074,311,757
Industrials – 11.1%
Aerospace and defense – 1.3%
AAR Corp. (A)	5,693	275,712
Aerojet Rocketdyne Holdings, Inc. (A)	12,545	493,646
AeroVironment, Inc. (A)	3,798	357,544
AerSale Corp. (A)	2,679	42,114
Airbus SE	95,512	11,525,283
Astronics Corp. (A)	4,845	62,646
Axon Enterprise, Inc. (A)	17,733	2,442,366

252

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
BAE Systems PLC	513,922	$4,826,472
Byrna Technologies, Inc. (A)	3,384	27,647
Cadre Holdings, Inc.	1,136	27,900
Curtiss-Wright Corp.	10,132	1,521,421
Dassault Aviation SA	4,058	640,827
Ducommun, Inc. (A)	1,955	102,422
Elbit Systems, Ltd.	4,297	939,762
General Dynamics Corp.	26,878	6,482,436
Hexcel Corp.	21,663	1,288,299
Howmet Aerospace, Inc.	44,258	1,590,633
Huntington Ingalls Industries, Inc.	4,672	931,784
Kaman Corp.	4,676	203,312
Kratos Defense & Security Solutions, Inc. (A)	20,726	424,468
L3Harris Technologies, Inc.	22,883	5,685,739
Lockheed Martin Corp.	28,264	12,475,730
Maxar Technologies, Inc.	12,261	483,819
Mercury Systems, Inc. (A)	14,807	954,311
Moog, Inc., Class A	4,843	425,215
MTU Aero Engines AG	8,655	2,001,728
National Presto Industries, Inc.	960	73,872
Northrop Grumman Corp.	17,111	7,652,381
Park Aerospace Corp.	4,182	54,575
Parsons Corp. (A)	4,399	170,241
Raytheon Technologies Corp.	174,027	17,240,855
Rolls-Royce Holdings PLC (A)	1,355,598	1,782,606
Safran SA	55,372	6,519,248
Singapore Technologies Engineering, Ltd.	252,952	766,204
Textron, Inc.	25,705	1,911,938
Thales SA	17,283	2,164,445
The Boeing Company (A)	63,907	12,238,191
TransDigm Group, Inc. (A)	6,144	4,003,062
Triumph Group, Inc. (A)	10,735	271,381
Vectrus, Inc. (A)	1,979	70,967
Woodward, Inc.	16,375	2,045,401
		113,198,603
Air freight and logistics – 0.6%
Air Transport Services Group, Inc. (A)	9,875	330,319
Atlas Air Worldwide Holdings, Inc. (A)	4,756	410,776
CH Robinson Worldwide, Inc.	15,158	1,632,668
Deutsche Post AG	160,588	7,668,377
DSV A/S	33,049	6,334,024
Expeditors International of Washington, Inc.	19,755	2,037,926
FedEx Corp.	28,427	6,577,724
Forward Air Corp.	4,483	438,348
GXO Logistics, Inc. (A)	25,619	1,827,659
Hub Group, Inc., Class A (A)	5,447	420,563
InPost SA (A)	32,400	205,573
Radiant Logistics, Inc. (A)	7,775	49,527
SG Holdings Company, Ltd.	51,900	977,316
United Parcel Service, Inc., Class B	85,030	18,235,534
Yamato Holdings Company, Ltd.	47,193	881,573
		48,027,907
Airlines – 0.2%
Alaska Air Group, Inc. (A)	14,682	851,703
Allegiant Travel Company (A)	2,562	416,043
American Airlines Group, Inc. (A)	75,534	1,378,496
ANA Holdings, Inc. (A)(C)	25,849	540,327
Delta Air Lines, Inc. (A)	74,635	2,953,307
Deutsche Lufthansa AG (A)(C)	96,837	780,940
Frontier Group Holdings, Inc. (A)	6,090	69,000
Hawaiian Holdings, Inc. (A)	8,873	174,798
Japan Airlines Company, Ltd. (A)	23,340	435,135
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
JetBlue Airways Corp. (A)	82,122	$1,227,724
Mesa Air Group, Inc. (A)	6,720	29,568
Qantas Airways, Ltd. (A)	149,718	578,902
Singapore Airlines, Ltd. (A)	217,027	874,658
SkyWest, Inc. (A)	8,490	244,937
Southwest Airlines Company (A)	69,075	3,163,635
Spirit Airlines, Inc. (A)	16,599	363,020
Sun Country Airlines Holdings, Inc. (A)	5,451	142,707
United Airlines Holdings, Inc. (A)	37,760	1,750,554
		15,975,454
Building products – 0.8%
A.O. Smith Corp.	15,325	979,114
AAON, Inc.	7,072	394,123
AGC, Inc.	31,276	1,249,644
Allegion PLC	10,460	1,148,299
American Woodmark Corp. (A)	2,857	139,850
Apogee Enterprises, Inc.	4,190	198,857
Assa Abloy AB, B Shares	162,378	4,364,653
Builders FirstSource, Inc. (A)	49,607	3,201,636
Caesarstone, Ltd.	4,720	49,654
Carlisle Companies, Inc.	13,549	3,331,970
Carrier Global Corp.	99,765	4,576,221
Cie de Saint-Gobain	81,964	4,876,887
Cornerstone Building Brands, Inc. (A)	9,352	227,441
CSW Industrials, Inc.	2,479	291,506
Daikin Industries, Ltd.	40,397	7,336,250
Fortune Brands Home & Security, Inc.	15,828	1,175,704
Geberit AG	5,812	3,582,845
Gibraltar Industries, Inc. (A)	5,588	240,005
Griffon Corp.	8,671	173,680
Insteel Industries, Inc.	3,142	116,223
JELD-WEN Holding, Inc. (A)	15,532	314,989
Johnson Controls International PLC	81,936	5,372,544
Kingspan Group PLC	24,966	2,440,345
Lennox International, Inc.	8,736	2,252,665
Lixil Corp.	43,150	803,269
Masco Corp.	27,979	1,426,929
Masonite International Corp. (A)	4,021	357,628
Nibe Industrier AB, B Shares	231,077	2,561,384
Owens Corning	26,072	2,385,588
PGT Innovations, Inc. (A)	9,737	175,071
Quanex Building Products Corp.	5,993	125,793
Resideo Technologies, Inc. (A)	24,295	578,950
Rockwool International A/S, B Shares	1,356	447,629
Simpson Manufacturing Company, Inc.	18,496	2,016,804
TOTO, Ltd.	22,900	919,677
Trane Technologies PLC	27,234	4,158,632
Trex Company, Inc. (A)	29,881	1,952,126
UFP Industries, Inc.	10,046	775,149
View, Inc. (A)(C)	19,252	35,424
Xinyi Glass Holdings, Ltd.	294,000	704,914
Zurn Water Solutions Corp.	20,295	718,443
		68,178,515
Commercial services and supplies – 0.5%
ABM Industries, Inc.	11,324	521,357
ACCO Brands Corp.	15,973	127,784
Aris Water Solution, Inc., Class A	3,339	60,770
Brady Corp., Class A	7,876	364,423
Brambles, Ltd.	232,399	1,715,022
BrightView Holdings, Inc. (A)	8,171	111,207
Casella Waste Systems, Inc., Class A (A)	8,207	719,344
CECO Environmental Corp. (A)	6,362	34,927
Cimpress PLC (A)	3,009	191,342
Cintas Corp.	10,282	4,373,860
Clean Harbors, Inc. (A)	12,926	1,443,059

253

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Copart, Inc. (A)	24,893	$3,123,325
CoreCivic, Inc. (A)	20,098	224,495
Dai Nippon Printing Company, Ltd.	35,973	843,393
Deluxe Corp.	7,238	218,877
Ennis, Inc.	4,428	81,785
Harsco Corp. (A)	13,505	165,301
Healthcare Services Group, Inc.	12,860	238,810
Heritage-Crystal Clean, Inc. (A)	2,836	83,974
HNI Corp.	7,239	268,205
IAA, Inc. (A)	34,820	1,331,865
Interface, Inc.	10,061	136,528
KAR Auction Services, Inc. (A)	20,380	367,859
Kimball International, Inc., Class B	7,693	65,006
Matthews International Corp., Class A	5,270	170,537
MillerKnoll, Inc.	31,976	1,105,091
Montrose Environmental Group, Inc. (A)	4,440	235,009
MSA Safety, Inc.	9,415	1,249,371
Pitney Bowes, Inc.	30,071	156,369
Rentokil Initial PLC	301,222	2,074,959
Republic Services, Inc.	24,354	3,226,905
Rollins, Inc.	26,395	925,145
Secom Company, Ltd.	34,055	2,463,602
Securitas AB, B Shares	50,728	572,279
Sohgo Security Services Company, Ltd.	11,600	378,293
SP Plus Corp. (A)	4,069	127,604
Steelcase, Inc., Class A	14,636	174,900
Stericycle, Inc. (A)	23,721	1,397,641
Tetra Tech, Inc.	22,993	3,792,465
The Brink's Company	20,786	1,413,448
Toppan, Inc.	42,462	749,027
UniFirst Corp.	2,532	466,597
US Ecology, Inc. (A)	5,344	255,871
Viad Corp. (A)	3,531	125,845
VSE Corp.	1,949	89,829
Waste Management, Inc.	44,879	7,113,322
		45,076,627
Construction and engineering – 0.5%
ACS Actividades de Construccion y Servicios SA	37,759	1,017,962
AECOM	36,581	2,809,787
Ameresco, Inc., Class A (A)	5,198	413,241
API Group Corp. (A)	34,022	715,483
Arcosa, Inc.	8,139	465,958
Argan, Inc.	2,706	109,837
Bouygues SA	37,178	1,297,663
Comfort Systems USA, Inc.	5,960	530,500
Concrete Pumping Holdings, Inc. (A)	5,156	34,545
Construction Partners, Inc., Class A (A)	6,726	176,087
Dycom Industries, Inc. (A)	12,744	1,213,993
Eiffage SA	13,495	1,385,021
EMCOR Group, Inc.	22,674	2,553,773
Ferrovial SA	78,584	2,089,930
Fluor Corp. (A)	60,475	1,735,028
Granite Construction, Inc.	7,746	254,069
Great Lakes Dredge & Dock Corp. (A)	10,956	153,713
IES Holdings, Inc. (A)	1,488	59,818
Infrastructure and Energy Alternatives, Inc. (A)	4,911	58,195
Innovate Corp. (A)	9,226	34,044
Kajima Corp.	72,785	885,554
MasTec, Inc. (A)	15,243	1,327,665
Matrix Service Company (A)	5,607	46,090
MDU Resources Group, Inc.	52,509	1,399,365
MYR Group, Inc. (A)	2,728	256,541
Northwest Pipe Company (A)	2,032	51,714
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
NV5 Global, Inc. (A)	2,214	$295,126
Obayashi Corp.	105,215	772,250
Primoris Services Corp.	9,013	214,690
Quanta Services, Inc.	16,617	2,186,963
Shimizu Corp. (C)	89,429	536,677
Skanska AB, B Shares (C)	55,114	1,233,021
Sterling Construction Company, Inc. (A)	4,863	130,328
Taisei Corp.	30,873	891,276
Tutor Perini Corp. (A)	7,241	78,203
Valmont Industries, Inc.	5,480	1,307,528
Vinci SA	87,244	8,913,946
WillScot Mobile Mini Holdings Corp. (A)	35,056	1,371,741
		39,007,325
Electrical equipment – 1.0%
ABB, Ltd.	266,098	8,632,403
Acuity Brands, Inc.	9,081	1,719,033
Allied Motion Technologies, Inc.	2,213	66,036
American Superconductor Corp. (A)	5,517	41,984
AMETEK, Inc.	26,976	3,592,664
Array Technologies, Inc. (A)	21,727	244,863
Atkore, Inc. (A)	7,510	739,284
AZZ, Inc.	4,092	197,398
Babcock & Wilcox Enterprises, Inc. (A)	9,757	79,617
Beam Global (A)(C)	1,796	36,728
Blink Charging Company (A)	6,198	163,999
Bloom Energy Corp., Class A (A)	23,984	579,214
Eaton Corp. PLC	46,482	7,054,108
Emerson Electric Company	69,269	6,791,825
Encore Wire Corp.	3,296	375,975
EnerSys	17,625	1,314,296
Eos Energy Enterprises, Inc. (A)(C)	9,039	37,783
FTC Solar, Inc. (A)	7,450	36,729
FuelCell Energy, Inc. (A)	62,469	359,821
Fuji Electric Company, Ltd.	20,540	1,023,730
Generac Holdings, Inc. (A)	7,357	2,186,942
GrafTech International, Ltd.	33,678	323,982
Hubbell, Inc.	14,050	2,581,969
Legrand SA	43,328	4,119,472
Mitsubishi Electric Corp.	295,697	3,391,303
Nidec Corp.	72,486	5,725,166
nVent Electric PLC	43,442	1,510,913
Powell Industries, Inc.	1,982	38,490
Prysmian SpA	41,269	1,400,512
Regal Rexnord Corp.	17,571	2,614,213
Rockwell Automation, Inc.	13,550	3,794,407
Romeo Power, Inc. (A)	22,060	32,869
Schneider Electric SE	87,578	14,703,499
Siemens Energy AG	64,747	1,473,042
Siemens Gamesa Renewable Energy SA (A)	38,622	677,400
Stem, Inc. (A)	19,367	213,231
Sunrun, Inc. (A)	53,452	1,623,337
Thermon Group Holdings, Inc. (A)	5,916	95,839
TPI Composites, Inc. (A)	6,520	91,671
Vestas Wind Systems A/S	163,605	4,799,320
Vicor Corp. (A)	9,100	642,005
		85,127,072
Industrial conglomerates – 1.0%
3M Company	66,598	9,915,110
CK Hutchison Holdings, Ltd.	435,238	3,182,637
DCC PLC	15,975	1,237,008
General Electric Company	128,196	11,729,934
Hitachi, Ltd.	156,894	7,851,629
Honeywell International, Inc.	79,976	15,561,730

254

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
Investment AB Latour, B Shares	23,985	$761,454
Jardine Matheson Holdings, Ltd.	34,900	1,914,561
Keppel Corp., Ltd.	235,945	1,112,539
Lifco AB, B Shares	37,765	958,687
Melrose Industries PLC	708,358	1,149,054
Roper Technologies, Inc.	12,301	5,808,901
Siemens AG	123,935	17,160,939
Smiths Group PLC	64,106	1,214,549
Toshiba Corp. (C)	63,128	2,398,450
		81,957,182
Machinery – 2.3%
AGCO Corp.	15,845	2,313,845
Alamo Group, Inc.	1,639	235,672
Albany International Corp., Class A	5,114	431,212
Alfa Laval AB	50,966	1,753,100
Alstom SA	51,406	1,202,842
Altra Industrial Motion Corp.	10,992	427,919
Astec Industries, Inc.	3,885	167,055
Atlas Copco AB, A Shares	108,789	5,646,794
Atlas Copco AB, B Shares	63,218	2,866,906
Barnes Group, Inc.	7,970	320,314
Blue Bird Corp. (A)	2,989	56,253
Caterpillar, Inc.	63,081	14,055,708
Chart Industries, Inc. (A)	15,411	2,647,147
CIRCOR International, Inc. (A)	3,420	91,040
CNH Industrial NV	165,779	2,611,148
Colfax Corp. (A)	35,246	1,402,438
Columbus McKinnon Corp.	4,678	198,347
Commercial Vehicle Group, Inc. (A)	6,080	51,376
Crane Company	12,890	1,395,729
Cummins, Inc.	16,609	3,406,672
Daifuku Company, Ltd.	16,400	1,170,163
Daimler Truck Holding AG (A)	66,661	1,848,842
Deere & Company	32,705	13,587,619
Desktop Metal, Inc., Class A (A)	32,814	155,538
Donaldson Company, Inc.	31,914	1,657,294
Douglas Dynamics, Inc.	3,892	134,624
Dover Corp.	16,791	2,634,508
Energy Recovery, Inc. (A)	7,065	142,289
Enerpac Tool Group Corp.	10,351	226,583
EnPro Industries, Inc.	3,418	334,041
Epiroc AB, A Shares	106,764	2,283,559
Epiroc AB, B Shares	63,178	1,140,642
ESCO Technologies, Inc.	4,329	302,684
Evoqua Water Technologies Corp. (A)	19,413	912,023
FANUC Corp.	31,118	5,461,513
Federal Signal Corp.	9,993	337,264
Flowserve Corp.	33,637	1,207,568
Fortive Corp.	41,815	2,547,788
Franklin Electric Company, Inc.	7,749	643,477
GEA Group AG	24,855	1,018,740
Graco, Inc.	44,057	3,071,654
Helios Technologies, Inc.	5,425	435,356
Hillenbrand, Inc.	12,217	539,625
Hino Motors, Ltd.	46,542	272,077
Hitachi Construction Machinery Company, Ltd.	17,452	452,195
Hoshizaki Corp.	8,800	603,679
Husqvarna AB, B Shares	67,814	707,417
Hydrofarm Holdings Group, Inc. (A)	6,920	104,838
Hyliion Holdings Corp. (A)	21,416	94,873
Hyster-Yale Materials Handling, Inc.	1,959	65,058
Ideanomics, Inc. (A)(C)	69,539	77,884
IDEX Corp.	8,866	1,699,878
Illinois Tool Works, Inc.	33,309	6,974,905
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Ingersoll Rand, Inc.	47,530	$2,393,136
ITT, Inc.	22,103	1,662,367
John Bean Technologies Corp.	5,291	626,825
Kadant, Inc.	1,921	373,039
Kennametal, Inc.	35,714	1,021,778
KION Group AG	11,690	770,454
Knorr-Bremse AG	11,752	900,873
Komatsu, Ltd.	141,876	3,408,643
Kone OYJ, B Shares	55,064	2,881,503
Kornit Digital, Ltd. (A)	7,500	620,175
Kubota Corp.	166,452	3,120,018
Kurita Water Industries, Ltd.	16,027	591,570
Lincoln Electric Holdings, Inc.	15,247	2,101,189
Lindsay Corp.	1,822	286,072
Luxfer Holdings PLC	4,941	83,009
Makita Corp.	36,252	1,159,940
Meritor, Inc. (A)	11,351	403,755
Miller Industries, Inc.	1,979	55,729
MINEBEA MITSUMI, Inc.	58,800	1,280,661
MISUMI Group, Inc.	46,100	1,372,435
Mitsubishi Heavy Industries, Ltd.	51,963	1,705,745
Miura Company, Ltd.	14,200	349,880
Mueller Industries, Inc.	9,333	505,569
Mueller Water Products, Inc., Class A	26,204	338,556
NGK Insulators, Ltd.	41,161	587,164
Nikola Corp. (A)	38,891	416,523
Nordson Corp.	6,311	1,433,102
Omega Flex, Inc.	511	66,364
Oshkosh Corp.	17,254	1,736,615
Otis Worldwide Corp.	49,557	3,813,411
PACCAR, Inc.	40,500	3,566,835
Parker-Hannifin Corp.	14,982	4,251,292
Pentair PLC	19,297	1,046,090
Proto Labs, Inc. (A)	4,783	253,021
Rational AG	829	570,951
RBC Bearings, Inc. (A)	4,691	909,491
REV Group, Inc.	5,968	79,971
Sandvik AB	182,896	3,885,227
Schindler Holding AG	3,260	694,665
Schindler Holding AG, Participation Certificates	6,596	1,413,325
SKF AB, B Shares (C)	61,945	1,010,072
SMC Corp.	9,247	5,169,017
Snap-on, Inc.	6,232	1,280,551
Spirax-Sarco Engineering PLC	11,950	1,953,595
SPX Corp. (A)	7,375	364,399
SPX FLOW, Inc.	6,970	600,953
Standex International Corp.	1,966	196,443
Stanley Black & Decker, Inc.	19,012	2,657,687
Techtronic Industries Company, Ltd.	222,742	3,568,653
Tennant Company	3,044	239,867
Terex Corp.	29,441	1,049,866
The Gorman-Rupp Company	3,754	134,694
The Greenbrier Companies, Inc.	5,367	276,454
The Manitowoc Company, Inc. (A)	5,997	90,435
The Middleby Corp. (A)	14,432	2,365,982
The Shyft Group, Inc.	5,750	207,633
The Timken Company	17,825	1,081,978
The Toro Company	27,178	2,323,447
Titan International, Inc. (A)	9,006	132,658
Toyota Industries Corp.	23,753	1,638,325
Trinity Industries, Inc.	34,157	1,173,635
VAT Group AG (B)	4,374	1,665,352
Volvo AB, A Shares	32,443	621,424
Volvo AB, B Shares	231,605	4,320,669

255

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Wabash National Corp.	8,279	$122,860
Wabtec Corp.	21,786	2,095,160
Wartsila OYJ ABP	76,690	700,246
Watts Water Technologies, Inc., Class A	11,686	1,631,249
Welbilt, Inc. (A)	21,883	519,721
Xylem, Inc.	21,028	1,792,847
Yaskawa Electric Corp.	38,910	1,516,514
		189,367,069
Marine – 0.2%
A.P. Moller - Maersk A/S, Series A	509	1,502,768
A.P. Moller - Maersk A/S, Series B	938	2,818,656
Costamare, Inc.	8,753	149,239
Eagle Bulk Shipping, Inc. (C)	1,541	104,958
Genco Shipping & Trading, Ltd.	5,503	129,981
Kirby Corp. (A)	15,522	1,120,533
Kuehne + Nagel International AG (C)	8,803	2,499,427
Matson, Inc.	6,904	832,760
Mitsui OSK Lines, Ltd.	55,800	1,550,056
Nippon Yusen KK (C)	26,125	2,285,268
Safe Bulkers, Inc.	10,392	49,466
SITC International Holdings Company, Ltd.	217,000	758,785
		13,801,897
Professional services – 0.9%
Acacia Research Corp. (A)	9,515	42,913
Adecco Group AG	25,891	1,174,455
ASGN, Inc. (A)	21,975	2,564,702
Atlas Technical Consultants, Inc. (A)	2,701	32,520
Barrett Business Services, Inc.	1,349	104,507
Benefit One, Inc.	13,000	272,834
Bureau Veritas SA	47,635	1,358,115
CACI International, Inc., Class A (A)	6,023	1,814,489
CBIZ, Inc. (A)	8,120	340,796
CRA International, Inc.	1,245	104,904
Equifax, Inc.	14,227	3,373,222
Experian PLC	149,502	5,759,655
Exponent, Inc.	8,696	939,603
First Advantage Corp. (A)	9,389	189,564
Forrester Research, Inc. (A)	2,019	113,912
Franklin Covey Company (A)	2,193	99,167
FTI Consulting, Inc. (A)	8,854	1,392,026
Heidrick & Struggles International, Inc.	3,293	130,337
HireRight Holdings Corp. (A)	3,957	67,665
Huron Consulting Group, Inc. (A)	3,656	167,481
ICF International, Inc.	3,023	284,585
Insperity, Inc.	15,360	1,542,451
Intertek Group PLC	26,147	1,783,688
Jacobs Engineering Group, Inc.	15,068	2,076,521
KBR, Inc.	59,897	3,278,163
Kelly Services, Inc., Class A	6,115	132,634
Kforce, Inc.	3,357	248,317
Korn Ferry	9,038	586,928
Leidos Holdings, Inc.	16,365	1,767,747
ManpowerGroup, Inc.	14,006	1,315,444
ManTech International Corp., Class A	4,566	393,544
Nielsen Holdings PLC	41,841	1,139,749
Nihon M&A Center Holdings, Inc.	49,100	686,808
Persol Holdings Company, Ltd.	28,800	645,301
Randstad NV (C)	19,372	1,165,320
Recruit Holdings Company, Ltd.	219,800	9,549,654
RELX PLC	313,420	9,752,918
Resources Connection, Inc.	5,720	98,041
Robert Half International, Inc.	12,768	1,457,850
Science Applications International Corp.	14,728	1,357,480
SGS SA	971	2,699,518
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Sterling Check Corp. (A)(C)	2,825	$74,665
Teleperformance	9,516	3,624,625
TriNet Group, Inc. (A)	6,773	666,192
TrueBlue, Inc. (A)	5,860	169,295
Upwork, Inc. (A)	19,932	463,220
Verisk Analytics, Inc.	18,794	4,033,756
Willdan Group, Inc. (A)	2,151	66,014
Wolters Kluwer NV	42,529	4,533,861
		75,637,156
Road and rail – 0.9%
ArcBest Corp.	4,228	340,354
Aurizon Holdings, Ltd.	298,207	819,665
Avis Budget Group, Inc. (A)	17,333	4,563,779
Central Japan Railway Company	23,376	3,048,074
Covenant Logistics Group, Inc.	2,127	45,794
CSX Corp.	258,648	9,686,368
Daseke, Inc. (A)	6,895	69,433
East Japan Railway Company	48,940	2,832,526
Grab Holdings, Ltd., Class A (A)(C)	175,900	615,650
Hankyu Hanshin Holdings, Inc.	37,100	1,072,254
Heartland Express, Inc.	8,046	113,207
JB Hunt Transport Services, Inc.	9,797	1,967,140
Keio Corp.	16,615	647,661
Keisei Electric Railway Company, Ltd.	20,994	583,205
Kintetsu Group Holdings Company, Ltd.	27,774	795,028
Knight-Swift Transportation Holdings, Inc.	43,064	2,173,009
Landstar System, Inc.	9,765	1,472,855
Marten Transport, Ltd.	10,031	178,151
MTR Corp., Ltd.	250,815	1,350,706
Nippon Express Holdings, Inc.	12,446	855,049
Norfolk Southern Corp.	27,961	7,975,036
Odakyu Electric Railway Company, Ltd.	47,779	791,924
Old Dominion Freight Line, Inc.	10,864	3,244,860
P.A.M. Transportation Services, Inc. (A)	1,128	39,198
Ryder System, Inc.	13,864	1,099,831
Saia, Inc. (A)	11,239	2,740,293
Tobu Railway Company, Ltd.	30,573	743,364
Tokyu Corp.	81,008	1,050,992
U.S. Xpress Enterprises, Inc., Class A (A)	5,696	22,100
Union Pacific Corp.	74,271	20,291,580
Universal Logistics Holdings, Inc.	1,325	26,699
Werner Enterprises, Inc.	25,439	1,042,999
West Japan Railway Company	35,625	1,476,151
XPO Logistics, Inc. (A)	25,474	1,854,507
Yellow Corp. (A)	8,765	61,443
		75,690,885
Trading companies and distributors – 0.8%
AerCap Holdings NV (A)	21,800	1,096,104
Alta Equipment Group, Inc. (A)	3,834	47,388
Applied Industrial Technologies, Inc.	6,419	658,975
Ashtead Group PLC	72,278	4,550,941
Beacon Roofing Supply, Inc. (A)	9,369	555,394
BlueLinx Holdings, Inc. (A)	1,553	111,630
Boise Cascade Company	6,566	456,140
Brenntag SE	25,030	2,018,205
Bunzl PLC	54,657	2,119,657
Custom Truck One Source, Inc. (A)(C)	9,983	83,757
DXP Enterprises, Inc. (A)	3,132	84,846
Fastenal Company	67,117	3,986,750
Ferguson PLC	35,814	4,852,073
GATX Corp.	15,065	1,857,966
Global Industrial Company	2,153	69,391
GMS, Inc. (A)	7,108	353,765

256

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
H&E Equipment Services, Inc.	5,405	$235,226
Herc Holdings, Inc.	4,189	699,940
IMCD NV	9,232	1,574,909
ITOCHU Corp.	192,604	6,515,014
Lawson Products, Inc. (A)	955	36,806
Marubeni Corp.	253,459	2,943,217
McGrath RentCorp	4,019	341,535
Mitsubishi Corp.	204,606	7,678,192
Mitsui & Company, Ltd.	252,803	6,862,390
MonotaRO Company, Ltd.	40,600	871,370
MRC Global, Inc. (A)	13,716	163,358
MSC Industrial Direct Company, Inc., Class A	12,240	1,042,970
NOW, Inc. (A)	18,758	206,901
Reece, Ltd.	47,094	663,062
Rush Enterprises, Inc., Class A	6,520	331,933
Rush Enterprises, Inc., Class B	1,569	75,861
Sumitomo Corp.	182,438	3,159,581
Textainer Group Holdings, Ltd.	7,842	298,545
Titan Machinery, Inc. (A)	3,357	94,869
Toyota Tsusho Corp.	34,382	1,411,103
Transcat, Inc. (A)	1,202	97,530
Triton International, Ltd.	11,149	782,437
United Rentals, Inc. (A)	8,445	2,999,748
Univar Solutions, Inc. (A)	44,144	1,418,788
Veritiv Corp. (A)	2,390	319,280
W.W. Grainger, Inc.	5,047	2,603,192
Watsco, Inc.	8,528	2,597,970
WESCO International, Inc. (A)	7,466	971,625
		69,900,334
Transportation infrastructure – 0.1%
Aena SME SA (A)(B)	12,150	2,025,407
Aeroports de Paris (A)	4,810	719,278
Atlantia SpA (A)	80,268	1,668,976
Auckland International Airport, Ltd. (A)	202,792	1,097,231
Getlink SE	71,282	1,283,764
Transurban Group	497,322	5,024,916
		11,819,572
		932,765,598
Information technology – 19.3%
Communications equipment – 0.7%
ADTRAN, Inc.	8,356	154,168
Arista Networks, Inc. (A)	26,159	3,635,578
Aviat Networks, Inc. (A)	1,815	55,848
CalAmp Corp. (A)	6,948	50,790
Calix, Inc. (A)	23,411	1,004,566
Cambium Networks Corp. (A)	1,844	43,592
Casa Systems, Inc. (A)	6,151	27,803
Ciena Corp. (A)	40,005	2,425,503
Cisco Systems, Inc.	491,832	27,424,552
Clearfield, Inc. (A)	1,929	125,809
Comtech Telecommunications Corp.	4,613	72,378
Digi International, Inc. (A)	5,956	128,173
DZS, Inc. (A)	3,085	42,789
EMCORE Corp. (A)	7,267	26,888
Extreme Networks, Inc. (A)	21,354	260,732
F5, Inc. (A)	7,083	1,479,993
Harmonic, Inc. (A)	15,280	141,951
Infinera Corp. (A)	30,913	268,016
Inseego Corp. (A)	15,288	61,916
Juniper Networks, Inc.	37,921	1,409,144
Lumentum Holdings, Inc. (A)	18,669	1,822,094
Motorola Solutions, Inc.	19,696	4,770,371
NETGEAR, Inc. (A)	4,904	121,031
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
NetScout Systems, Inc. (A)	11,710	$375,657
Nokia OYJ (A)	873,486	4,810,303
Plantronics, Inc. (A)	7,268	286,359
Ribbon Communications, Inc. (A)	13,454	41,573
Telefonaktiebolaget LM Ericsson, B Shares	472,859	4,310,367
Viasat, Inc. (A)	19,293	941,498
Viavi Solutions, Inc. (A)	38,525	619,482
		56,938,924
Electronic equipment, instruments and components – 1.1%
908 Devices, Inc. (A)(C)	3,827	72,751
Advanced Energy Industries, Inc.	6,341	545,833
Aeva Technologies, Inc. (A)(C)	18,503	80,118
Akoustis Technologies, Inc. (A)	9,601	62,407
Amphenol Corp., Class A	69,845	5,262,821
Arlo Technologies, Inc. (A)	14,369	127,309
Arrow Electronics, Inc. (A)	17,621	2,090,379
Avnet, Inc.	25,621	1,039,956
Azbil Corp.	20,000	663,796
Badger Meter, Inc.	4,869	485,488
Belden, Inc.	18,995	1,052,323
Benchmark Electronics, Inc.	5,860	146,734
CDW Corp.	15,827	2,831,292
Cognex Corp.	45,827	3,535,553
Coherent, Inc. (A)	6,415	1,753,604
Corning, Inc.	87,111	3,215,267
CTS Corp.	5,353	189,175
Daktronics, Inc. (A)	9,075	34,848
ePlus, Inc. (A)	4,436	248,682
Fabrinet (A)	6,175	649,178
FARO Technologies, Inc. (A)	3,118	161,887
Halma PLC	61,504	2,012,233
Hamamatsu Photonics KK	22,700	1,205,660
Hexagon AB, B Shares	315,332	4,418,053
Hirose Electric Company, Ltd.	5,275	764,635
Ibiden Company, Ltd.	17,100	833,657
Identiv, Inc. (A)	3,776	61,058
II-VI, Inc. (A)	45,377	3,289,379
Insight Enterprises, Inc. (A)	5,740	616,017
IPG Photonics Corp. (A)	4,165	457,150
Itron, Inc. (A)	7,679	404,530
Jabil, Inc.	37,206	2,296,726
Keyence Corp.	31,500	14,606,626
Keysight Technologies, Inc. (A)	21,345	3,371,870
Kimball Electronics, Inc. (A)	4,207	84,098
Knowles Corp. (A)	14,435	310,786
Kyocera Corp.	51,963	2,907,819
Littelfuse, Inc.	6,360	1,586,248
Luna Innovations, Inc. (A)	6,244	48,141
Methode Electronics, Inc.	6,068	262,441
MicroVision, Inc. (A)	28,740	134,216
Murata Manufacturing Company, Ltd.	93,039	6,128,738
Napco Security Technologies, Inc. (A)	4,810	98,701
National Instruments Corp.	34,054	1,382,252
nLight, Inc. (A)	7,546	130,848
Novanta, Inc. (A)	5,907	840,507
Omron Corp.	30,118	2,004,308
OSI Systems, Inc. (A)	2,749	233,995
Ouster, Inc. (A)	22,455	101,048
PAR Technology Corp. (A)	4,333	174,793
PC Connection, Inc.	1,819	95,297
Plexus Corp. (A)	4,671	382,135
Rogers Corp. (A)	3,119	847,432
Sanmina Corp. (A)	10,389	419,923
ScanSource, Inc. (A)	4,178	145,353

257

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Shimadzu Corp.	38,392	$1,320,474
TD SYNNEX Corp.	10,766	1,111,159
TDK Corp.	62,963	2,271,527
TE Connectivity, Ltd.	37,967	4,972,918
Teledyne Technologies, Inc. (A)	5,441	2,571,580
Trimble, Inc. (A)	29,271	2,111,610
TTM Technologies, Inc. (A)	17,474	258,965
Velodyne Lidar, Inc. (A)	15,625	40,000
Venture Corp., Ltd.	44,900	578,628
Vishay Intertechnology, Inc.	56,545	1,108,282
Vishay Precision Group, Inc. (A)	2,262	72,723
Vontier Corp.	43,654	1,108,375
Yokogawa Electric Corp.	36,992	630,288
Zebra Technologies Corp., Class A (A)	6,190	2,560,803
		97,623,406
IT services – 3.0%
Accenture PLC, Class A	73,700	24,853,851
Adyen NV (A)(B)	3,213	6,363,968
Akamai Technologies, Inc. (A)	18,947	2,262,082
Alliance Data Systems Corp.	12,855	721,808
Amadeus IT Group SA (A)	72,983	4,745,211
Automatic Data Processing, Inc.	48,983	11,145,592
Bechtle AG	13,268	746,991
BigCommerce Holdings, Inc., Series 1 (A)	8,283	181,481
Brightcove, Inc. (A)	7,687	59,959
Broadridge Financial Solutions, Inc.	13,617	2,120,303
Cantaloupe, Inc. (A)	10,440	70,679
Capgemini SE	25,977	5,764,371
Cass Information Systems, Inc.	2,618	96,630
Cognizant Technology Solutions Corp., Class A	61,252	5,492,467
Computershare, Ltd.	88,027	1,617,856
Concentrix Corp.	11,078	1,845,152
Conduent, Inc. (A)	29,583	152,648
CSG Systems International, Inc.	5,285	335,967
DigitalOcean Holdings, Inc. (A)	8,521	492,940
DXC Technology Company (A)	28,510	930,281
Edenred	40,435	1,999,301
EPAM Systems, Inc. (A)	6,614	1,961,779
Euronet Worldwide, Inc. (A)	13,648	1,776,287
EVERTEC, Inc.	10,130	414,621
EVO Payments, Inc., Class A (A)	8,058	186,059
ExlService Holdings, Inc. (A)	5,482	785,406
Fidelity National Information Services, Inc.	71,011	7,130,925
Fiserv, Inc. (A)	69,293	7,026,310
FleetCor Technologies, Inc. (A)	9,469	2,358,349
Flywire Corp. (A)	9,588	293,201
Fujitsu, Ltd.	31,823	4,767,903
Gartner, Inc. (A)	9,590	2,852,641
Genpact, Ltd.	44,176	1,922,098
Global Payments, Inc.	33,206	4,543,909
GMO Payment Gateway, Inc.	6,800	692,757
Grid Dynamics Holdings, Inc. (A)	7,807	109,923
i3 Verticals, Inc., Class A (A)	3,726	103,806
IBM Corp.	104,579	13,597,362
International Money Express, Inc. (A)	5,640	116,240
Itochu Techno-Solutions Corp.	15,600	398,494
Jack Henry & Associates, Inc.	8,492	1,673,349
Kyndryl Holdings, Inc. (A)	46,256	606,879
Limelight Networks, Inc. (A)	21,477	112,110
LiveRamp Holdings, Inc. (A)	28,746	1,074,813
Mastercard, Inc., Class A	100,645	35,968,510
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Maximus, Inc.	26,285	$1,970,061
MoneyGram International, Inc. (A)	15,201	160,523
NEC Corp.	39,784	1,671,354
Nexi SpA (A)(B)	84,903	979,756
Nomura Research Institute, Ltd.	54,400	1,774,924
NTT Data Corp.	102,210	2,008,657
Obic Company, Ltd.	11,300	1,692,478
Otsuka Corp.	18,500	655,941
Paya Holdings, Inc. (A)	14,849	87,015
Paychex, Inc.	37,442	5,109,710
PayPal Holdings, Inc. (A)	135,856	15,711,746
Perficient, Inc. (A)	5,436	598,449
Rackspace Technology, Inc. (A)	9,820	109,591
Repay Holdings Corp. (A)	14,788	218,419
Sabre Corp. (A)	83,517	954,599
SCSK Corp.	25,300	432,645
The Hackett Group, Inc.	4,170	96,160
The Western Union Company	102,008	1,911,630
TIS, Inc.	34,600	809,729
TTEC Holdings, Inc.	3,092	255,152
Tucows, Inc., Class A (A)(C)	1,677	114,539
Unisys Corp. (A)	11,070	239,223
VeriSign, Inc. (A)	11,269	2,506,902
Verra Mobility Corp. (A)	25,604	416,833
Visa, Inc., Class A	193,395	42,889,209
WEX, Inc. (A)	11,573	2,065,202
Wix.com, Ltd. (A)	9,200	961,032
Worldline SA (A)(B)	38,622	1,676,201
		250,550,949
Semiconductors and semiconductor equipment – 4.6%
Advanced Micro Devices, Inc. (A)	190,641	20,844,687
Advantest Corp.	32,300	2,521,785
Alpha & Omega Semiconductor, Ltd. (A)	3,616	197,614
Ambarella, Inc. (A)	5,941	623,330
Amkor Technology, Inc.	43,004	934,047
Analog Devices, Inc.	61,261	10,119,092
Applied Materials, Inc.	103,552	13,648,154
ASM International NV	7,587	2,762,667
ASML Holding NV	66,962	44,745,445
Atomera, Inc. (A)(C)	3,783	49,406
Axcelis Technologies, Inc. (A)	5,493	414,886
AXT, Inc. (A)	8,117	56,981
Azenta, Inc.	19,400	1,607,872
Broadcom, Inc.	48,147	30,317,203
CEVA, Inc. (A)	3,891	158,169
Cirrus Logic, Inc. (A)	14,896	1,263,032
CMC Materials, Inc.	12,168	2,255,947
Cohu, Inc. (A)	8,071	238,902
Credo Technology Group Holding, Ltd. (A)(C)	3,762	57,295
Diodes, Inc. (A)	7,294	634,505
Disco Corp.	4,700	1,314,295
Enphase Energy, Inc. (A)	15,619	3,151,602
First Solar, Inc. (A)	25,534	2,138,217
FormFactor, Inc. (A)	13,083	549,878
Ichor Holdings, Ltd. (A)	4,742	168,910
Impinj, Inc. (A)	3,200	203,328
Infineon Technologies AG	211,567	7,157,312
Intel Corp.	474,852	23,533,665
KLA Corp.	17,575	6,433,505
Kopin Corp. (A)	15,971	40,407
Kulicke & Soffa Industries, Inc.	10,255	574,485
Lam Research Corp.	16,268	8,745,839
Lasertec Corp.	12,200	2,029,641
Lattice Semiconductor Corp. (A)	58,149	3,544,182

258

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
MACOM Technology Solutions Holdings, Inc. (A)	8,326	$498,478
MaxLinear, Inc. (A)	11,922	695,649
Meta Materials, Inc. (A)(C)	35,814	59,809
Microchip Technology, Inc.	64,836	4,871,777
Micron Technology, Inc.	130,582	10,171,032
MKS Instruments, Inc.	14,398	2,159,700
Monolithic Power Systems, Inc.	5,053	2,454,141
NeoPhotonics Corp. (A)	8,689	132,160
NVE Corp.	1,034	56,322
NVIDIA Corp.	291,535	79,548,240
NXP Semiconductors NV	31,012	5,739,701
Onto Innovation, Inc. (A)	8,168	709,718
PDF Solutions, Inc. (A)	5,125	142,834
Photronics, Inc. (A)	9,876	167,596
Power Integrations, Inc.	25,213	2,336,741
Qorvo, Inc. (A)	12,645	1,569,245
QUALCOMM, Inc.	131,424	20,084,216
Rambus, Inc. (A)	18,236	581,546
Renesas Electronics Corp. (A)	204,200	2,366,059
Rohm Company, Ltd.	14,142	1,097,984
Semtech Corp. (A)	27,501	1,906,919
Silicon Laboratories, Inc. (A)	16,308	2,449,462
SiTime Corp. (A)	6,580	1,630,656
Skyworks Solutions, Inc.	19,125	2,548,980
SMART Global Holdings, Inc. (A)	8,170	211,031
SolarEdge Technologies, Inc. (A)	6,125	1,974,516
STMicroelectronics NV	110,637	4,808,723
SUMCO Corp.	53,900	882,070
SunPower Corp. (A)(C)	34,984	751,456
Synaptics, Inc. (A)	16,878	3,367,161
Teradyne, Inc.	19,009	2,247,434
Texas Instruments, Inc.	107,699	19,760,613
Tokyo Electron, Ltd.	24,160	12,407,634
Ultra Clean Holdings, Inc. (A)	7,443	315,509
Universal Display Corp.	11,195	1,869,005
Veeco Instruments, Inc. (A)	8,397	228,314
Wolfspeed, Inc. (A)	31,993	3,642,723
		389,481,439
Software – 5.8%
8x8, Inc. (A)	19,282	242,760
A10 Networks, Inc.	9,989	139,347
ACI Worldwide, Inc. (A)	50,174	1,579,979
Adobe, Inc. (A)	55,007	25,062,289
Agilysys, Inc. (A)	3,615	144,166
Alarm.com Holdings, Inc. (A)	7,960	529,022
Alkami Technology, Inc. (A)	4,965	71,049
Altair Engineering, Inc., Class A (A)	7,775	500,710
American Software, Inc., Class A	5,341	111,306
ANSYS, Inc. (A)	10,175	3,232,089
Appfolio, Inc., Class A (A)	3,216	364,083
Appian Corp. (A)	6,654	404,696
Asana, Inc., Class A (A)	12,300	491,631
Aspen Technology, Inc. (A)	17,280	2,857,594
Autodesk, Inc. (A)	25,652	5,498,506
Avaya Holdings Corp. (A)	14,288	181,029
AVEVA Group PLC	19,538	624,056
AvidXchange Holdings, Inc. (A)(C)	4,563	36,732
Benefitfocus, Inc. (A)	4,594	57,976
Blackbaud, Inc. (A)	19,685	1,178,541
Blackline, Inc. (A)	9,133	668,718
Bottomline Technologies DE, Inc. (A)	7,416	420,339
Box, Inc., Class A (A)	22,895	665,329
BTRS Holdings, Inc., Class 1 (A)	16,985	127,048
Cadence Design Systems, Inc. (A)	32,318	5,315,018
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
CDK Global, Inc.	30,294	$1,474,712
Cerence, Inc. (A)	6,689	241,473
Ceridian HCM Holding, Inc. (A)	15,952	1,090,479
ChannelAdvisor Corp. (A)	5,027	83,297
Check Point Software Technologies, Ltd. (A)	17,226	2,381,667
Citrix Systems, Inc.	14,544	1,467,490
Cleanspark, Inc. (A)(C)	6,815	84,302
CommVault Systems, Inc. (A)	19,057	1,264,432
Consensus Cloud Solutions, Inc. (A)	2,714	163,193
CoreCard Corp. (A)	1,329	36,415
Couchbase, Inc. (A)	4,069	70,882
CS Disco, Inc. (A)(C)	2,700	91,719
CyberArk Software, Ltd. (A)	6,400	1,080,000
Dassault Systemes SE	107,703	5,291,298
Digimarc Corp. (A)(C)	2,326	61,337
Digital Turbine, Inc. (A)	37,975	1,663,685
Domo, Inc., Class B (A)	4,834	244,455
E2open Parent Holdings, Inc. (A)	33,607	296,078
Ebix, Inc.	4,465	148,015
eGain Corp. (A)	3,659	42,371
Enfusion, Inc., Class A (A)	3,766	47,904
EngageSmart, Inc. (A)	2,775	59,135
Envestnet, Inc. (A)	23,206	1,727,455
EverCommerce, Inc. (A)	5,197	68,600
Fair Isaac Corp. (A)	6,803	3,173,327
Fortinet, Inc. (A)	15,825	5,408,036
Instructure Holdings, Inc. (A)	2,180	43,731
Intapp, Inc. (A)	2,416	58,008
InterDigital, Inc.	5,202	331,888
Intuit, Inc.	33,021	15,877,818
JFrog, Ltd. (A)	9,221	248,506
LivePerson, Inc. (A)	11,169	272,747
Manhattan Associates, Inc. (A)	16,340	2,266,521
Marathon Digital Holdings, Inc. (A)(C)	16,069	449,129
MeridianLink, Inc. (A)	3,922	70,988
Microsoft Corp.	874,239	269,536,626
MicroStrategy, Inc., Class A (A)(C)	1,583	769,845
Mimecast, Ltd. (A)	26,508	2,108,976
Mitek Systems, Inc. (A)	7,333	107,575
Model N, Inc. (A)	6,167	165,892
Momentive Global, Inc. (A)	22,376	363,834
NCR Corp. (A)	34,085	1,369,876
Nemetschek SE	9,356	898,492
Nice, Ltd. (A)	10,226	2,236,690
NortonLifeLock, Inc.	67,853	1,799,462
ON24, Inc. (A)	5,110	67,197
OneSpan, Inc. (A)	6,206	89,615
Oracle Corp.	183,733	15,200,231
Oracle Corp. Japan	6,206	430,057
PagerDuty, Inc. (A)	14,031	479,720
Paycom Software, Inc. (A)	5,615	1,944,924
Paylocity Holding Corp. (A)	10,290	2,117,373
Ping Identity Holding Corp. (A)	10,283	282,063
Progress Software Corp.	7,298	343,663
PROS Holdings, Inc. (A)	6,794	226,308
PTC, Inc. (A)	12,274	1,322,155
Q2 Holdings, Inc. (A)	9,234	569,276
Qualys, Inc. (A)	14,321	2,039,454
Rapid7, Inc. (A)	9,443	1,050,439
Rekor Systems, Inc. (A)	6,852	31,245
Rimini Street, Inc. (A)	8,454	49,033
Riot Blockchain, Inc. (A)(C)	18,125	383,706
Sailpoint Technologies Holdings, Inc. (A)	39,483	2,020,740
salesforce.com, Inc. (A)	114,865	24,388,137

259

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
SAP SE	169,171	$18,748,903
Sapiens International Corp. NV	5,216	132,434
ServiceNow, Inc. (A)	23,323	12,988,345
ShotSpotter, Inc. (A)	1,614	44,740
Sinch AB (A)(B)(C)	84,759	574,875
Smith Micro Software, Inc. (A)	9,202	34,692
Sprout Social, Inc., Class A (A)	7,611	609,793
SPS Commerce, Inc. (A)	6,033	791,530
Sumo Logic, Inc. (A)	15,359	179,240
Synopsys, Inc. (A)	17,893	5,963,200
Telos Corp. (A)	7,253	72,312
Temenos AG	10,889	1,047,410
Tenable Holdings, Inc. (A)	15,521	896,959
Teradata Corp. (A)	28,017	1,380,958
The Sage Group PLC	165,733	1,518,559
Trend Micro, Inc.	21,664	1,265,137
Tyler Technologies, Inc. (A)	4,778	2,125,684
Upland Software, Inc. (A)	5,050	88,931
Varonis Systems, Inc. (A)	18,034	857,336
Verint Systems, Inc. (A)	10,777	557,171
Veritone, Inc. (A)(C)	4,920	89,938
Vonage Holdings Corp. (A)	42,548	863,299
WiseTech Global, Ltd.	23,695	891,851
Workiva, Inc. (A)	7,196	849,128
Xero, Ltd. (A)	21,684	1,643,380
Xperi Holding Corp.	17,770	307,776
Yext, Inc. (A)	19,761	136,153
Zuora, Inc., Class A (A)	19,114	286,328
		485,223,772
Technology hardware, storage and peripherals – 4.1%
3D Systems Corp. (A)	20,945	349,363
Apple, Inc.	1,807,921	315,681,067
Avid Technology, Inc. (A)	6,040	210,615
Brother Industries, Ltd.	38,236	695,337
Canon, Inc.	162,077	3,950,464
Corsair Gaming, Inc. (A)	4,763	100,785
Diebold Nixdorf, Inc. (A)	12,681	85,343
Eastman Kodak Company (A)	8,084	52,950
FUJIFILM Holdings Corp.	58,338	3,560,947
Hewlett Packard Enterprise Company	150,833	2,520,419
HP, Inc.	126,261	4,583,274
Logitech International SA	28,044	2,084,570
NetApp, Inc.	25,921	2,151,443
Quantum Corp. (A)	12,176	27,640
Ricoh Company, Ltd. (C)	108,577	940,251
Seagate Technology Holdings PLC	23,484	2,111,212
Seiko Epson Corp. (C)	45,347	681,244
Super Micro Computer, Inc. (A)	7,428	282,784
Turtle Beach Corp. (A)	2,600	55,354
Western Digital Corp. (A)	36,491	1,811,778
Xerox Holdings Corp.	31,894	643,302
		342,580,142
		1,622,398,632
Materials – 4.7%
Chemicals – 2.2%
AdvanSix, Inc.	4,521	230,978
Air Liquide SA	76,767	13,429,908
Air Products & Chemicals, Inc.	25,855	6,461,423
Akzo Nobel NV	30,368	2,609,288
Albemarle Corp.	13,641	3,016,707
American Vanguard Corp.	5,197	105,603
Amyris, Inc. (A)	30,664	133,695
Arkema SA	9,945	1,188,825
Asahi Kasei Corp.	203,257	1,758,079
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ashland Global Holdings, Inc.	13,722	$1,350,382
Aspen Aerogels, Inc. (A)	3,758	129,576
Avient Corp.	38,859	1,865,232
Balchem Corp.	5,389	736,676
BASF SE	148,799	8,490,547
Cabot Corp.	24,019	1,643,140
Celanese Corp.	12,598	1,799,876
CF Industries Holdings, Inc.	25,011	2,577,634
Chase Corp.	1,229	106,812
Chr. Hansen Holding A/S	17,089	1,254,793
Clariant AG (A)	34,954	606,557
Corteva, Inc.	84,781	4,873,212
Covestro AG (B)	31,299	1,576,073
Croda International PLC	22,603	2,325,207
Danimer Scientific, Inc. (A)(C)	15,995	93,731
Dow, Inc.	85,798	5,467,049
DuPont de Nemours, Inc.	59,812	4,400,967
Eastman Chemical Company	15,043	1,685,719
Ecolab, Inc.	29,073	5,133,129
Ecovyst, Inc.	10,349	119,634
EMS-Chemie Holding AG	1,137	1,104,942
Evonik Industries AG	33,973	942,494
Ferro Corp. (A)	13,649	296,729
FMC Corp.	14,781	1,944,736
FutureFuel Corp.	5,612	54,605
GCP Applied Technologies, Inc. (A)	11,233	352,941
Givaudan SA	1,496	6,182,873
Hawkins, Inc.	3,258	149,542
HB Fuller Company	8,791	580,821
ICL Group, Ltd.	114,423	1,360,212
Ingevity Corp. (A)	16,815	1,077,337
Innospec, Inc.	4,088	378,344
International Flavors & Fragrances, Inc.	29,684	3,898,400
Intrepid Potash, Inc. (A)	1,678	137,831
Johnson Matthey PLC	31,354	766,815
JSR Corp.	32,990	971,486
Kansai Paint Company, Ltd.	28,754	461,616
Koninklijke DSM NV	28,316	5,065,555
Koppers Holdings, Inc.	3,611	99,375
Kronos Worldwide, Inc.	3,473	53,901
LANXESS AG	13,289	583,362
Linde PLC	59,771	19,092,651
Livent Corp. (A)	27,241	710,173
LyondellBasell Industries NV, Class A	30,658	3,152,256
Minerals Technologies, Inc.	14,122	934,170
Mitsubishi Chemical Holdings Corp.	207,459	1,379,755
Mitsubishi Gas Chemical Company, Inc.	25,570	432,849
Mitsui Chemicals, Inc.	29,818	749,612
NewMarket Corp.	1,784	578,694
Nippon Paint Holdings Company, Ltd.	134,400	1,177,524
Nippon Sanso Holdings Corp.	24,557	466,916
Nissan Chemical Corp.	19,700	1,155,557
Nitto Denko Corp.	23,087	1,655,062
Novozymes A/S, B Shares	33,281	2,281,884
Olin Corp.	36,535	1,910,050
Orica, Ltd.	66,019	785,491
Orion Engineered Carbons SA	10,161	162,271
PPG Industries, Inc.	27,684	3,628,542
PureCycle Technologies, Inc. (A)	10,262	82,096
Quaker Chemical Corp.	2,282	394,352
Rayonier Advanced Materials, Inc. (A)	11,369	74,694
RPM International, Inc.	33,640	2,739,642
Sensient Technologies Corp.	17,910	1,503,545
Shin-Etsu Chemical Company, Ltd.	57,346	8,712,762
Sika AG	22,987	7,605,332

260

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Solvay SA	12,007	$1,183,357
Stepan Company	3,581	353,839
Sumitomo Chemical Company, Ltd.	241,344	1,105,069
Symrise AG	21,512	2,579,131
The Chemours Company	41,449	1,304,815
The Mosaic Company	43,195	2,872,468
The Scotts Miracle-Gro Company	10,518	1,293,293
The Sherwin-Williams Company	28,130	7,021,811
Toray Industries, Inc.	224,672	1,168,197
Tosoh Corp.	42,100	622,217
Tredegar Corp.	5,203	62,384
Trinseo PLC	6,483	310,665
Tronox Holdings PLC, Class A	19,167	379,315
Umicore SA	31,935	1,380,466
Valvoline, Inc.	46,290	1,460,912
Yara International ASA	26,824	1,341,428
Zymergen, Inc. (A)	14,906	43,078
		187,482,694
Construction materials – 0.3%
CRH PLC	125,153	4,991,744
Eagle Materials, Inc.	10,233	1,313,508
HeidelbergCement AG	24,109	1,366,358
Holcim, Ltd. (A)	84,817	4,125,225
James Hardie Industries PLC, CHESS Depositary Interest	72,113	2,163,253
Martin Marietta Materials, Inc.	7,275	2,800,075
Summit Materials, Inc., Class A (A)	19,968	620,206
United States Lime & Minerals, Inc.	380	44,095
Vulcan Materials Company	15,475	2,842,758
		20,267,222
Containers and packaging – 0.3%
Amcor PLC	176,522	1,999,994
AptarGroup, Inc.	17,100	2,009,250
Avery Dennison Corp.	9,655	1,679,680
Ball Corp.	37,771	3,399,390
Greif, Inc., Class A	10,916	710,195
Greif, Inc., Class B	1,195	76,193
International Paper Company	45,160	2,084,134
Myers Industries, Inc.	6,312	136,339
O-I Glass, Inc. (A)	26,209	345,435
Packaging Corp. of America	11,077	1,729,230
Pactiv Evergreen, Inc.	7,557	76,023
Ranpak Holdings Corp. (A)	6,365	130,037
Sealed Air Corp.	17,277	1,156,868
Silgan Holdings, Inc.	21,667	1,001,665
Smurfit Kappa Group PLC	39,866	1,770,742
Sonoco Products Company	25,389	1,588,336
TriMas Corp.	7,060	226,555
UFP Technologies, Inc. (A)	1,250	82,713
Westrock Company	30,695	1,443,586
		21,646,365
Metals and mining – 1.8%
1911 Gold Corp. (A)	3,149	946
Alcoa Corp.	47,646	4,289,569
Allegheny Technologies, Inc. (A)	21,429	575,154
Anglo American PLC	207,253	10,769,347
Antofagasta PLC	63,886	1,388,174
ArcelorMittal SA	103,494	3,315,338
Arconic Corp. (A)	17,955	460,007
BHP Group, Ltd.	820,126	31,613,798
BlueScope Steel, Ltd.	80,082	1,245,283
Boliden AB	44,311	2,235,277
Carpenter Technology Corp.	8,100	340,038
Century Aluminum Company (A)	8,663	227,924
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Cleveland-Cliffs, Inc. (A)	123,741	$3,985,698
Coeur Mining, Inc. (A)	43,491	193,535
Commercial Metals Company	51,423	2,140,225
Compass Minerals International, Inc.	5,753	361,231
Constellium SE (A)	20,683	372,294
Evolution Mining, Ltd.	296,945	980,069
Fortescue Metals Group, Ltd.	274,346	4,217,202
Freeport-McMoRan, Inc.	171,197	8,515,339
Gatos Silver, Inc. (A)	8,740	37,757
Glencore PLC (A)	1,606,555	10,453,377
Haynes International, Inc.	2,289	97,511
Hecla Mining Company	89,240	586,307
Hitachi Metals, Ltd. (A)	34,764	581,611
JFE Holdings, Inc.	79,633	1,114,399
Kaiser Aluminum Corp.	2,686	252,914
Materion Corp.	3,404	291,859
Mineral Resources, Ltd.	27,535	1,085,437
MP Materials Corp. (A)	12,724	729,594
Newcrest Mining, Ltd.	132,514	2,677,761
Newmont Corp.	92,992	7,388,214
Nippon Steel Corp.	138,600	2,445,548
Norsk Hydro ASA	217,872	2,116,816
Northern Star Resources, Ltd.	179,240	1,446,053
Novagold Resources, Inc. (A)	39,303	303,812
Nucor Corp.	31,719	4,715,029
Olympic Steel, Inc.	1,584	60,921
Pan American Silver Corp., CVR (A)	54,671	45,924
Perpetua Resources Corp. (A)	7,174	29,413
Reliance Steel & Aluminum Company	16,179	2,966,420
Rio Tinto PLC	181,968	14,547,712
Rio Tinto, Ltd.	60,139	5,376,433
Royal Gold, Inc.	16,949	2,394,555
Ryerson Holding Corp.	2,682	93,924
Schnitzer Steel Industries, Inc., Class A	4,349	225,887
South32, Ltd.	755,538	2,872,010
Steel Dynamics, Inc.	48,839	4,074,638
Sumitomo Metal Mining Company, Ltd.	40,007	2,026,899
SunCoke Energy, Inc.	14,372	128,055
TimkenSteel Corp. (A)	7,724	169,001
U.S. Steel Corp.	67,532	2,548,658
voestalpine AG	18,801	559,446
Warrior Met Coal, Inc.	8,502	315,509
Worthington Industries, Inc.	14,033	721,437
		152,707,289
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	2,954	82,801
Glatfelter Corp.	7,698	95,301
Louisiana-Pacific Corp.	22,720	1,411,366
Mondi PLC	78,662	1,529,018
Neenah, Inc.	3,013	119,496
Oji Holdings Corp.	131,438	652,088
Schweitzer-Mauduit International, Inc.	5,469	150,398
Stora Enso OYJ, R Shares	94,248	1,848,903
Svenska Cellulosa AB SCA, B Shares	98,154	1,905,922
UPM-Kymmene OYJ	86,469	2,823,644
		10,618,937
		392,722,507
Real estate – 3.5%
Equity real estate investment trusts – 2.9%
Acadia Realty Trust	14,569	315,710
Agree Realty Corp.	11,618	770,970
Alexander & Baldwin, Inc.	12,125	281,179
Alexander's, Inc.	364	93,268
Alexandria Real Estate Equities, Inc.	16,973	3,415,816

261

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
American Assets Trust, Inc.	8,405	$318,465
American Campus Communities, Inc.	36,151	2,023,371
American Tower Corp.	53,108	13,341,792
Apartment Income REIT Corp.	40,761	2,179,083
Apartment Investment and Management Company, Class A (A)	24,973	182,802
Apple Hospitality REIT, Inc.	35,905	645,213
Armada Hoffler Properties, Inc.	11,105	162,133
Ascendas Real Estate Investment Trust	543,678	1,171,532
Ashford Hospitality Trust, Inc. (A)	3,655	37,281
AvalonBay Communities, Inc.	16,298	4,047,934
Boston Properties, Inc.	16,576	2,134,989
Braemar Hotels & Resorts, Inc.	11,031	68,172
Brandywine Realty Trust	28,347	400,827
Brixmor Property Group, Inc.	77,172	1,991,809
Broadstone Net Lease, Inc.	26,316	573,162
BRT Apartments Corp.	2,154	51,631
Camden Property Trust	26,460	4,397,652
CapitaLand Integrated Commercial Trust	787,530	1,302,841
CareTrust REIT, Inc.	16,418	316,867
CatchMark Timber Trust, Inc., Class A	9,831	80,614
Centerspace	2,370	232,544
Chatham Lodging Trust (A)	8,658	119,394
City Office REIT, Inc.	7,148	126,234
Community Healthcare Trust, Inc.	3,965	167,363
Corporate Office Properties Trust	47,885	1,366,638
Cousins Properties, Inc.	38,394	1,546,894
Covivio	8,427	670,654
Crown Castle International Corp.	50,401	9,304,025
CTO Realty Growth, Inc.	1,251	82,966
Daiwa House REIT Investment Corp.	357	962,474
Dexus	174,249	1,422,337
DiamondRock Hospitality Company (A)	35,359	357,126
Digital Realty Trust, Inc.	33,094	4,692,729
DigitalBridge Group, Inc. (A)	82,010	590,472
Diversified Healthcare Trust	43,741	139,971
Douglas Emmett, Inc.	45,313	1,514,360
Duke Realty Corp.	44,412	2,578,561
Easterly Government Properties, Inc.	14,513	306,805
EastGroup Properties, Inc.	17,219	3,500,278
Empire State Realty Trust, Inc., Class A	24,202	237,664
EPR Properties	19,316	1,056,778
Equinix, Inc.	10,500	7,787,010
Equity Commonwealth (A)	17,859	503,802
Equity Residential	39,850	3,583,312
Essential Properties Realty Trust, Inc.	20,300	513,590
Essex Property Trust, Inc.	7,609	2,628,757
Extra Space Storage, Inc.	15,614	3,210,238
Farmland Partners, Inc.	5,722	78,678
Federal Realty Investment Trust	8,251	1,007,200
First Industrial Realty Trust, Inc.	33,643	2,082,838
Four Corners Property Trust, Inc.	12,892	348,600
Franklin Street Properties Corp.	18,797	110,902
Gecina SA	7,443	938,028
Getty Realty Corp.	6,575	188,177
Gladstone Commercial Corp.	6,625	145,883
Gladstone Land Corp.	5,278	192,225
Global Medical REIT, Inc.	10,526	171,784
Global Net Lease, Inc.	17,735	278,972
GLP J-REIT	691	1,049,976
Goodman Group	272,396	4,629,782
Healthcare Realty Trust, Inc.	62,849	1,727,091
Healthpeak Properties, Inc.	62,890	2,159,014
Hersha Hospitality Trust (A)	6,907	62,716
Highwoods Properties, Inc.	27,231	1,245,546
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Host Hotels & Resorts, Inc.	83,266	$1,617,858
Hudson Pacific Properties, Inc.	39,372	1,092,573
Independence Realty Trust, Inc.	36,793	972,807
Indus Realty Trust, Inc.	970	70,897
Industrial Logistics Properties Trust	10,715	242,909
Innovative Industrial Properties, Inc.	3,972	815,849
Iron Mountain, Inc.	33,766	1,870,974
iStar, Inc.	11,227	262,824
Japan Metropolitan Fund Investment Corp.	1,132	955,185
Japan Real Estate Investment Corp.	202	1,057,999
JBG SMITH Properties	29,478	861,347
Kilroy Realty Corp.	27,226	2,080,611
Kimco Realty Corp.	71,911	1,776,202
Kite Realty Group Trust	93,013	2,117,906
Klepierre SA (A)	32,928	876,678
Lamar Advertising Company, Class A	22,524	2,616,838
Land Securities Group PLC	114,119	1,170,838
Life Storage, Inc.	21,179	2,974,167
Link REIT	338,706	2,884,497
LTC Properties, Inc.	6,607	254,171
LXP Industrial Trust	46,140	724,398
Mapletree Commercial Trust	349,900	486,819
Mapletree Logistics Trust	505,700	687,208
Medical Properties Trust, Inc.	154,571	3,267,631
Mid-America Apartment Communities, Inc.	13,450	2,817,103
Mirvac Group	638,741	1,184,390
National Health Investors, Inc.	7,352	433,842
National Retail Properties, Inc.	45,626	2,050,432
National Storage Affiliates Trust	34,692	2,177,270
Necessity Retail REIT, Inc.	21,750	172,043
NETSTREIT Corp.	6,719	150,774
NexPoint Residential Trust, Inc.	3,664	330,896
Nippon Building Fund, Inc.	241	1,367,150
Nippon Prologis REIT, Inc.	335	978,151
Nomura Real Estate Master Fund, Inc.	687	908,150
Office Properties Income Trust	8,480	218,190
Omega Healthcare Investors, Inc.	61,707	1,922,790
One Liberty Properties, Inc.	3,083	94,926
Orix JREIT, Inc.	425	576,356
Outfront Media, Inc.	24,428	694,488
Paramount Group, Inc.	31,538	344,080
Park Hotels & Resorts, Inc.	61,063	1,192,560
Pebblebrook Hotel Trust	55,963	1,369,974
Phillips Edison & Company, Inc.	19,129	657,846
Physicians Realty Trust	93,722	1,643,884
Piedmont Office Realty Trust, Inc., Class A	20,865	359,295
Plymouth Industrial REIT, Inc.	5,245	142,140
Postal Realty Trust, Inc., Class A	3,093	52,024
PotlatchDeltic Corp.	28,923	1,525,110
Preferred Apartment Communities, Inc.	8,957	223,388
Prologis, Inc.	86,294	13,934,755
PS Business Parks, Inc.	8,458	1,421,621
Public Storage	17,791	6,943,471
Rayonier, Inc.	37,706	1,550,471
Realty Income Corp.	65,976	4,572,137
Regency Centers Corp.	17,969	1,281,908
Retail Opportunity Investments Corp.	19,671	381,421
Rexford Industrial Realty, Inc.	41,489	3,094,665
RLJ Lodging Trust	28,247	397,718
RPT Realty	14,042	193,358
Ryman Hospitality Properties, Inc. (A)	9,046	839,197
Sabra Health Care REIT, Inc.	97,845	1,456,912

262

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Safehold, Inc.	3,464	$192,079
Saul Centers, Inc.	2,112	111,302
SBA Communications Corp.	12,685	4,364,909
Scentre Group	840,876	1,911,863
Segro PLC	194,803	3,424,449
Seritage Growth Properties, Class A (A)	7,120	90,139
Service Properties Trust	28,790	254,216
Simon Property Group, Inc.	38,321	5,041,511
SITE Centers Corp.	29,074	485,827
SL Green Realty Corp.	16,628	1,349,861
Spirit Realty Capital, Inc.	33,113	1,523,860
STAG Industrial, Inc.	29,913	1,236,903
Stockland	386,739	1,225,577
STORE Capital Corp.	63,778	1,864,231
Summit Hotel Properties, Inc. (A)	17,847	177,756
Sunstone Hotel Investors, Inc. (A)	36,844	434,022
Tanger Factory Outlet Centers, Inc.	17,170	295,152
Terreno Realty Corp.	12,277	909,112
The British Land Company PLC	142,643	987,639
The GEO Group, Inc. (A)	19,575	129,391
The GPT Group	310,339	1,197,074
The Macerich Company	91,045	1,423,944
UDR, Inc.	34,875	2,000,779
UMH Properties, Inc.	7,287	179,187
Unibail-Rodamco-Westfield (A)	20,208	1,513,725
Uniti Group, Inc.	33,222	457,135
Universal Health Realty Income Trust	2,426	141,606
Urban Edge Properties	19,223	367,159
Urstadt Biddle Properties, Inc., Class A	5,535	104,113
Ventas, Inc.	46,549	2,874,866
Veris Residential, Inc. (A)	14,811	257,563
Vicinity Centres	626,878	869,890
Vornado Realty Trust	18,541	840,278
Washington Real Estate Investment Trust	14,330	365,415
Welltower, Inc.	50,759	4,879,970
Weyerhaeuser Company	87,146	3,302,833
Whitestone REIT	8,282	109,737
Xenia Hotels & Resorts, Inc. (A)	19,216	370,677
		244,585,323
Real estate management and development – 0.6%
Aroundtown SA	161,855	924,899
Azrieli Group, Ltd.	6,875	604,004
CapitaLand Investment, Ltd. (A)	427,484	1,252,559
CBRE Group, Inc., Class A (A)	39,027	3,571,751
City Developments, Ltd.	66,313	383,337
CK Asset Holdings, Ltd.	324,562	2,218,520
Cushman & Wakefield PLC (A)	23,240	476,652
Daito Trust Construction Company, Ltd.	10,611	1,126,299
Daiwa House Industry Company, Ltd.	91,766	2,392,217
Douglas Elliman, Inc.	12,332	90,024
ESR Cayman, Ltd. (A)(B)	321,000	994,745
eXp World Holdings, Inc. (C)	10,665	225,778
Fastighets AB Balder, B Shares (A)	17,037	1,121,718
Forestar Group, Inc. (A)	3,232	57,400
FRP Holdings, Inc. (A)	1,232	71,210
Hang Lung Properties, Ltd.	328,313	661,740
Henderson Land Development Company, Ltd.	235,709	978,434
Hongkong Land Holdings, Ltd.	186,834	912,853
Hulic Company, Ltd.	62,169	557,744
Jones Lang LaSalle, Inc. (A)	13,082	3,132,616
Kennedy-Wilson Holdings, Inc.	19,730	481,215
LEG Immobilien SE	11,801	1,343,874
Lendlease Corp., Ltd.	111,590	930,207
Marcus & Millichap, Inc.	3,917	206,348
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Mitsubishi Estate Company, Ltd.	191,624	$2,853,369
Mitsui Fudosan Company, Ltd.	148,626	3,180,939
New World Development Company, Ltd.	244,392	991,534
Newmark Group, Inc., Class A	28,121	447,686
Nomura Real Estate Holdings, Inc.	19,263	461,330
RE/MAX Holdings, Inc., Class A	3,335	92,480
Realogy Holdings Corp. (A)	19,181	300,758
Redfin Corp. (A)	17,607	317,630
Sagax AB, Class B	26,091	791,731
Sino Land Company, Ltd.	539,722	695,923
Sumitomo Realty & Development Company, Ltd.	50,083	1,386,064
Sun Hung Kai Properties, Ltd.	211,314	2,514,103
Swire Pacific, Ltd., Class A	80,518	489,639
Swire Properties, Ltd.	189,487	468,260
Swiss Prime Site AG	12,308	1,213,873
Tejon Ranch Company (A)	3,868	70,630
The RMR Group, Inc., Class A	2,872	89,319
The St. Joe Company	5,577	330,381
UOL Group, Ltd.	75,270	389,728
Vonovia SE	119,523	5,571,014
Wharf Real Estate Investment Company, Ltd.	270,346	1,336,121
		48,708,656
		293,293,979
Utilities – 2.9%
Electric utilities – 1.6%
ALLETE, Inc.	22,323	1,495,195
Alliant Energy Corp.	29,195	1,824,104
American Electric Power Company, Inc.	58,733	5,859,791
Chubu Electric Power Company, Inc.	104,429	1,080,823
CK Infrastructure Holdings, Ltd.	107,343	717,570
CLP Holdings, Ltd.	265,834	2,586,536
Constellation Energy Corp.	38,074	2,141,663
Duke Energy Corp.	89,702	10,016,125
Edison International	44,303	3,105,640
EDP - Energias de Portugal SA	449,725	2,213,494
Electricite de France SA (C)	76,739	720,287
Elia Group SA/NV	5,005	763,617
Endesa SA	51,458	1,121,970
Enel SpA	1,317,651	8,797,626
Entergy Corp.	23,437	2,736,270
Evergy, Inc.	26,740	1,827,412
Eversource Energy	40,093	3,535,802
Exelon Corp.	114,223	5,440,441
FirstEnergy Corp.	66,492	3,049,323
Fortum OYJ	71,954	1,315,107
Hawaiian Electric Industries, Inc.	28,226	1,194,242
HK Electric Investments, Ltd.	429,500	419,360
Iberdrola SA	943,680	10,314,393
IDACORP, Inc.	13,044	1,504,756
Mercury NZ, Ltd.	110,374	453,101
MGE Energy, Inc.	6,148	490,549
NextEra Energy, Inc.	228,813	19,382,749
NRG Energy, Inc.	28,552	1,095,255
OGE Energy Corp.	51,689	2,107,877
Origin Energy, Ltd.	285,330	1,328,132
Orsted A/S (B)	30,647	3,836,128
Otter Tail Corp.	6,787	424,188
Pinnacle West Capital Corp.	13,156	1,027,484
PNM Resources, Inc.	36,478	1,738,906
Portland General Electric Company	14,914	822,507
Power Assets Holdings, Ltd.	224,736	1,463,606
PPL Corp.	87,544	2,500,257
Red Electrica Corp. SA	70,127	1,439,779

263

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
SSE PLC	172,649	$3,944,863
Terna - Rete Elettrica Nazionale	227,941	1,957,392
The Kansai Electric Power Company, Inc.	114,024	1,074,011
The Southern Company	123,588	8,961,366
Tokyo Electric Power Company Holdings, Inc. (A)	247,328	816,426
Verbund AG	11,031	1,164,920
Xcel Energy, Inc.	62,817	4,533,503
		134,344,546
Gas utilities – 0.3%
APA Group	191,150	1,519,230
Atmos Energy Corp.	15,793	1,887,106
Brookfield Infrastructure Corp., Class A	10,687	806,227
Chesapeake Utilities Corp.	2,851	392,754
Enagas SA	40,322	895,401
Hong Kong & China Gas Company, Ltd.	1,814,022	2,191,192
National Fuel Gas Company	23,722	1,629,701
Naturgy Energy Group SA (C)	31,416	941,206
New Jersey Resources Corp.	41,121	1,885,809
Northwest Natural Holding Company	5,242	271,116
ONE Gas, Inc.	22,643	1,998,018
Osaka Gas Company, Ltd.	60,775	1,041,451
Snam SpA	326,689	1,883,867
South Jersey Industries, Inc.	17,355	599,615
Southwest Gas Holdings, Inc.	25,452	1,992,637
Spire, Inc.	21,813	1,565,301
Tokyo Gas Company, Ltd.	60,696	1,111,174
UGI Corp.	54,408	1,970,658
		24,582,463
Independent power and renewable electricity producers – 0.1%
Clearway Energy, Inc., Class A	5,914	197,054
Clearway Energy, Inc., Class C	13,734	501,428
EDP Renovaveis SA	46,685	1,200,305
Meridian Energy, Ltd.	208,591	726,743
Ormat Technologies, Inc.	7,597	621,663
Sunnova Energy International, Inc. (A)	14,575	336,100
The AES Corp.	77,748	2,000,456
Uniper SE	14,822	382,914
		5,966,663
Multi-utilities – 0.8%
Ameren Corp.	30,040	2,816,550
Avista Corp.	11,817	533,538
Black Hills Corp.	27,115	2,088,397
CenterPoint Energy, Inc.	73,335	2,246,984
CMS Energy Corp.	33,790	2,363,273
Consolidated Edison, Inc.	41,252	3,905,739
Dominion Energy, Inc.	94,457	8,026,011
DTE Energy Company	22,593	2,987,021
E.ON SE	363,721	4,225,762
Engie SA	295,898	3,890,170
National Grid PLC	585,989	9,005,600
NiSource, Inc.	45,795	1,456,281
NorthWestern Corp.	23,137	1,399,557
Public Service Enterprise Group, Inc.	58,968	4,127,760
RWE AG	104,074	4,531,642
Sempra Energy	37,239	6,260,621
Unitil Corp.	2,845	141,909
Veolia Environnement SA	106,192	3,404,884
WEC Energy Group, Inc.	36,784	3,671,411
		67,083,110
Water utilities – 0.1%
American States Water Company	6,165	548,808
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
American Water Works Company, Inc.	21,170	$3,504,270
Artesian Resources Corp., Class A	1,798	87,293
California Water Service Group	8,873	525,991
Essential Utilities, Inc.	59,640	3,049,393
Global Water Resources, Inc.	2,121	35,293
Middlesex Water Company	2,842	298,893
Pure Cycle Corp. (A)	4,368	52,503
Severn Trent PLC	40,546	1,634,175
SJW Group	4,721	328,487
The York Water Company	2,471	111,121
United Utilities Group PLC	110,470	1,626,726
		11,802,953
		243,779,735
TOTAL COMMON STOCKS (Cost $4,181,871,109)		$8,101,821,859
PREFERRED SECURITIES – 0.2%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	9,346	723,922
Porsche Automobil Holding SE	24,807	2,386,283
Volkswagen AG	30,066	5,166,881
		8,277,086
Consumer staples – 0.1%
Household products – 0.1%
Henkel AG & Company KGaA	28,864	1,931,916
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	4,246	1,873,945
Materials – 0.0%
Chemicals – 0.0%
Fuchs Petrolub SE	11,259	408,493
TOTAL PREFERRED SECURITIES (Cost $10,054,707)		$12,491,440
RIGHTS – 0.0%
Quantum Corp. (A)(E)	12,176	103
TOTAL RIGHTS (Cost $0)		$103
WARRANTS – 0.0%
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	200,486	158,384
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	480	11,040
Whiting Petroleum Corp., Class A (Expiration Date: 9-1-24; Strike Price: $73.44) (A)	917	18,799
Whiting Petroleum Corp., Class B (Expiration Date: 9-1-25; Strike Price: $83.45) (A)	458	6,829
TOTAL WARRANTS (Cost $15,655)		$195,052
SHORT-TERM INVESTMENTS – 3.4%
U.S. Government – 1.2%
U.S. Treasury Bill
0.100%, 04/28/2022 *	$55,000,000	54,995,617
0.210%, 05/19/2022 *	50,000,000	49,983,389
		104,979,006
U.S. Government Agency – 1.2%
Federal Home Loan Bank Discount Note
0.100%, 04/06/2022 *	4,050,000	4,049,904
0.100%, 04/08/2022 *	10,000,000	9,999,670
0.130%, 04/04/2022 *	41,000,000	40,999,420

264

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank Discount Note (continued)
0.150%, 04/07/2022 *	$16,000,000	$15,999,547
0.170%, 04/06/2022 *	29,000,000	28,999,316
		100,047,857
Short-term funds – 0.6%
John Hancock Collateral Trust, 0.3592% (F)(G)	5,343,040	53,423,988
Repurchase agreement – 0.4%
Repurchase Agreement with State Street Corp. dated 3-31-22 at 0.000% to be repurchased at $30,903,000 on 4-1-22, collateralized by $31,563,100 U.S. Treasury Notes, 2.250% due 3-31-24 (valued at $31,521,184)	$30,903,000	30,903,000
TOTAL SHORT-TERM INVESTMENTS (Cost $289,354,813)		$289,353,851
Total Investments (Strategic Equity Allocation Trust) (Cost $4,481,296,284) – 100.0%		$8,403,862,305
Other assets and liabilities, net – (0.0%)		(2,922,415)
TOTAL NET ASSETS – 100.0%		$8,400,939,890
Strategic Equity Allocation Trust (continued)
Currency Abbreviations
CHF	Swiss Franc
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $54,383,593. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $4,091,218 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 3-31-22.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	1,111	Long	Jun 2022	$112,800,931	$119,121,420	$6,320,489
Russell 2000 E-Mini Index Futures	165	Long	Jun 2022	16,536,851	17,047,800	510,949
S&P 500 E-Mini Index Futures	561	Long	Jun 2022	129,155,392	127,087,538	(2,067,854)
S&P Mid 400 E-Mini Index Futures	37	Long	Jun 2022	9,568,096	9,950,040	381,944
						$5,145,528

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Strategic Income Opportunities Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 6.0%
U.S. Government – 6.0%
U.S. Treasury Bonds
2.000%, 02/15/2050	$1,800,000	$1,621,336
2.750%, 11/15/2042	995,000	1,010,469
3.000%, 02/15/2049	5,975,000	6,567,577
4.375%, 02/15/2038	3,135,000	3,965,897
U.S. Treasury Notes
0.250%, 06/30/2025	100,000	92,902
0.375%, 11/30/2025	900,000	832,078
0.500%, 02/28/2026	1,150,000	1,063,211
1.375%, 11/15/2031	1,140,000	1,045,950
1.500%, 01/31/2027	4,680,000	4,472,325
1.875%, 02/15/2032	1,284,000	1,233,041
2.000%, 11/15/2026	1,390,000	1,359,594
2.375%, 02/29/2024 to 04/30/2026	1,400,000	1,400,252
2.625%, 02/15/2029	935,000	946,249
		25,610,881
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $25,496,695)		$25,610,881
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 21.2%
Australia – 1.2%
Commonwealth of Australia
0.250%, 11/21/2024	AUD	2,210,000	$1,572,007
0.500%, 09/21/2026		775,000	528,352
New South Wales Treasury Corp.
1.000%, 02/08/2024		2,100,000	1,543,661
1.250%, 03/20/2025		1,370,000	988,291
Queensland Treasury Corp. 4.250%, 07/21/2023 (A)		860,000	666,330
			5,298,641
Austria – 0.2%
Republic of Austria 0.500%, 02/20/2029 (A)	EUR	755,000	822,937
Brazil – 0.7%
Federative Republic of Brazil 10.000%, 01/01/2023 to 01/01/2025	BRL	14,010,000	2,918,150
Canada – 2.9%
Canada Housing Trust No. 1
1.250%, 06/15/2026 (A)	CAD	1,425,000	1,075,347

265

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
Canada Housing Trust No. 1 (continued)
1.950%, 12/15/2025 (A)	CAD	1,675,000	$1,306,785
CPPIB Capital, Inc. 2.250%, 12/01/2031 (A)		635,000	473,821
Government of Canada
1.500%, 09/01/2024		885,000	694,967
2.250%, 12/01/2029		1,350,000	1,072,797
Province of Ontario
1.350%, 12/02/2030		5,785,000	4,035,086
2.900%, 06/02/2028		1,185,000	947,052
3.450%, 06/02/2045		1,060,000	864,178
Province of Quebec
0.200%, 04/07/2025	EUR	475,000	516,252
1.500%, 12/15/2023	GBP	497,000	650,478
3.000%, 09/01/2023	CAD	650,000	525,397
			12,162,160
China – 1.2%
People's Republic of China
1.990%, 04/09/2025	CNY	12,420,000	1,927,976
2.690%, 08/12/2026		4,220,000	668,086
2.880%, 11/05/2023		14,670,000	2,333,392
			4,929,454
Colombia – 1.0%
Republic of Colombia
3.250%, 04/22/2032		$955,000	797,301
4.500%, 03/15/2029		235,000	226,996
5.625%, 02/26/2044		235,000	213,020
6.250%, 11/26/2025	COP	3,780,000,000	912,255
7.500%, 08/26/2026		3,905,000,000	968,527
10.000%, 07/24/2024		4,909,200,000	1,335,452
			4,453,551
Greece – 0.7%
Republic of Greece
1.500%, 06/18/2030 (A)	EUR	1,020,000	1,047,825
2.000%, 04/22/2027 (A)		779,000	876,477
4.200%, 01/30/2042		685,000	986,063
			2,910,365
India – 0.2%
Republic of India
6.100%, 07/12/2031	INR	33,840,000	423,005
6.450%, 10/07/2029		33,000,000	426,380
7.270%, 04/08/2026		15,300,000	209,910
			1,059,295
Indonesia – 2.9%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027 (A)		$940,000	988,410
Republic of Indonesia
1.100%, 03/12/2033	EUR	261,000	251,232
2.150%, 07/18/2024 (A)		740,000	832,685
2.625%, 06/14/2023 (A)		850,000	956,703
3.050%, 03/12/2051		$545,000	492,459
3.850%, 10/15/2030		405,000	426,769
6.375%, 04/15/2032	IDR	30,847,000,000	2,085,286
6.500%, 06/15/2025		27,798,000,000	2,015,123
6.625%, 05/15/2033		6,431,000,000	436,914
7.500%, 06/15/2035 to 05/15/2038		10,834,000,000	773,870
8.125%, 05/15/2024		3,514,000,000	262,648
8.375%, 09/15/2026		12,897,000,000	993,028
8.750%, 05/15/2031		17,423,000,000	1,371,605
9.000%, 03/15/2029		6,709,000,000	526,327
			12,413,059
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ireland – 0.3%
Republic of Ireland
1.100%, 05/15/2029	EUR	315,000	$355,774
3.400%, 03/18/2024		747,000	881,122
			1,236,896
Italy – 0.6%
Republic of Italy
1.250%, 02/17/2026		$742,000	684,124
1.850%, 07/01/2025 (A)	EUR	1,710,000	1,949,091
			2,633,215
Japan – 0.9%
Government of Japan 0.100%, 06/20/2025	JPY	447,900,000	3,693,753
Malaysia – 1.1%
Government of Malaysia
3.733%, 06/15/2028	MYR	1,930,000	457,691
3.828%, 07/05/2034		1,965,000	448,186
3.844%, 04/15/2033		4,313,000	996,408
3.882%, 03/14/2025		2,835,000	687,524
3.899%, 11/16/2027		3,370,000	814,649
3.900%, 11/30/2026		1,805,000	437,952
4.059%, 09/30/2024		3,895,000	951,260
			4,793,670
Mexico – 1.4%
Government of Mexico
5.750%, 03/05/2026	MXN	24,110,000	1,102,442
6.750%, 03/09/2023		21,840,000	1,082,656
7.500%, 06/03/2027		44,140,000	2,129,838
7.750%, 05/29/2031		32,570,000	1,577,655
			5,892,591
New Zealand – 1.5%
Government of New Zealand
0.500%, 05/15/2024 to 05/15/2026	NZD	6,945,000	4,477,612
1.500%, 04/15/2026		680,000	432,414
4.500%, 04/15/2027		1,495,000	1,077,618
5.500%, 04/15/2023		460,000	328,659
			6,316,303
Norway – 0.9%
Kingdom of Norway
1.500%, 02/19/2026 (A)	NOK	7,640,000	835,443
1.750%, 03/13/2025 to 02/17/2027 (A)		8,745,000	963,981
2.000%, 05/24/2023 (A)		19,400,000	2,211,940
			4,011,364
Philippines – 0.6%
Republic of the Philippines
0.875%, 05/17/2027	EUR	1,465,000	1,547,493
6.250%, 01/14/2036	PHP	43,000,000	906,326
			2,453,819
Portugal – 0.6%
Republic of Portugal
0.475%, 10/18/2030 (A)	EUR	1,905,000	1,982,507
0.700%, 10/15/2027 (A)		435,000	477,530
			2,460,037
Qatar – 0.3%
State of Qatar
4.000%, 03/14/2029 (A)		$475,000	507,101
4.817%, 03/14/2049 (A)		710,000	841,251
			1,348,352
Singapore – 0.4%
Republic of Singapore
1.750%, 04/01/2022	SGD	1,485,000	1,095,658

266

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Singapore (continued)
Republic of Singapore (continued)
2.375%, 06/01/2025	SGD	650,000	$483,837
			1,579,495
Spain – 0.4%
Kingdom of Spain
0.250%, 07/30/2024 (A)	EUR	875,000	968,181
0.800%, 07/30/2027 (A)		865,000	951,100
			1,919,281
Sweden – 0.2%
Kingdom of Sweden 0.125%, 04/24/2023 (A)		955,000	1,059,403
United Arab Emirates – 0.5%
Government of Abu Dhabi
1.700%, 03/02/2031 (A)		$925,000	842,988
3.125%, 04/16/2030 (A)		730,000	745,403
3.875%, 04/16/2050 (A)		475,000	496,632
			2,085,023
United Kingdom – 0.5%
Government of United Kingdom
0.125%, 01/31/2024	GBP	435,000	558,111
0.250%, 01/31/2025		335,000	425,029
0.500%, 07/22/2022		800,000	1,050,595
			2,033,735
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $96,006,851)			$90,484,549
CORPORATE BONDS – 49.5%
Communication services – 6.0%
ANGI Group LLC 3.875%, 08/15/2028 (A)(B)		$660,000	559,112
CCO Holdings LLC
4.250%, 02/01/2031 (A)		165,000	149,738
4.500%, 08/15/2030 to 06/01/2033 (A)		1,245,000	1,147,370
4.750%, 03/01/2030 (A)		1,030,000	989,047
5.125%, 05/01/2027 (A)		1,245,000	1,246,836
Cellnex Telecom SA 1.875%, 06/26/2029	EUR	500,000	500,558
Charter Communications Operating LLC
2.800%, 04/01/2031		$230,000	207,298
5.125%, 07/01/2049		1,395,000	1,383,949
5.750%, 04/01/2048		790,000	839,877
CT Trust 5.125%, 02/03/2032 (A)		360,000	359,640
Globo Comunicacao e Participacoes SA 5.500%, 01/14/2032 (A)		550,000	495,006
IHS Holding, Ltd. 6.250%, 11/29/2028 (A)(B)		370,000	347,060
Kenbourne Invest SA 4.700%, 01/22/2028 (A)		450,000	395,352
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029 (A)		785,000	749,436
Lions Gate Capital Holdings LLC 5.500%, 04/15/2029 (A)		765,000	737,269
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		705,000	660,634
Millicom International Cellular SA 4.500%, 04/27/2031 (A)		530,000	493,586
Netflix, Inc.
4.875%, 04/15/2028		285,000	298,895
5.375%, 11/15/2029 (A)		1,110,000	1,201,575
News Corp. 3.875%, 05/15/2029 (A)		1,685,000	1,592,325
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Rogers Communications, Inc. (5.000% to 12-17-26, then 5 Year Canada Government Bond Yield + 3.575%) 12/17/2081	CAD	515,000	$400,247
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (A)		$100,000	93,617
Sprint Corp. 7.125%, 06/15/2024		165,000	176,971
T-Mobile USA, Inc.
2.625%, 04/15/2026 to 02/15/2029		670,000	621,515
2.875%, 02/15/2031		400,000	360,372
3.375%, 04/15/2029		470,000	447,031
3.500%, 04/15/2031		335,000	315,228
3.500%, 04/15/2031 (A)		450,000	423,441
4.750%, 02/01/2028		165,000	167,706
Total Play Telecomunicaciones SA de CV 7.500%, 11/12/2025 (A)		895,000	868,938
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)		720,000	680,036
Virgin Media Secured Finance PLC
4.500%, 08/15/2030 (A)		670,000	624,775
5.500%, 05/15/2029 (A)		1,161,000	1,152,293
Vmed O2 UK Financing I PLC
3.250%, 01/31/2031 (A)	EUR	735,000	746,661
4.250%, 01/31/2031 (A)		$1,225,000	1,120,410
VTR Comunicaciones SpA
4.375%, 04/15/2029 (A)		315,000	287,834
5.125%, 01/15/2028 (A)(B)		415,000	395,574
VTR Finance NV 6.375%, 07/15/2028 (A)		510,000	494,068
WMG Acquisition Corp. 3.000%, 02/15/2031 (A)		1,910,000	1,709,450
			25,440,730
Consumer discretionary – 4.9%
BMW Finance NV 1.000%, 11/14/2024	EUR	410,000	455,669
Carnival Corp. 5.750%, 03/01/2027 (A)		$1,165,000	1,111,020
Ford Motor Company 3.250%, 02/12/2032		580,000	518,015
Ford Motor Credit Company LLC
2.748%, 06/14/2024	GBP	316,000	401,818
2.900%, 02/16/2028		$360,000	325,350
3.370%, 11/17/2023		580,000	579,136
3.625%, 06/17/2031		1,220,000	1,101,996
4.000%, 11/13/2030		255,000	240,134
4.125%, 08/17/2027		205,000	200,377
4.542%, 08/01/2026		445,000	444,344
4.950%, 05/28/2027		1,115,000	1,133,732
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (A)		485,000	440,138
4.875%, 01/15/2030		710,000	708,399
Hyatt Hotels Corp. 5.750%, 04/23/2030		744,000	822,074
MercadoLibre, Inc.
2.375%, 01/14/2026		565,000	526,868
3.125%, 01/14/2031		450,000	392,108
MGM Resorts International 4.750%, 10/15/2028		105,000	101,622
New Red Finance, Inc.
3.500%, 02/15/2029 (A)		743,000	686,123
3.875%, 01/15/2028 (A)		970,000	919,109
4.000%, 10/15/2030 (A)		2,124,000	1,915,922

267

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Newell Brands, Inc. 4.700%, 04/01/2026		$160,000	$161,000
Royal Caribbean Cruises, Ltd.
4.250%, 07/01/2026 (A)		690,000	641,831
5.500%, 04/01/2028 (A)		1,235,000	1,177,338
Travel + Leisure Company
4.500%, 12/01/2029 (A)		895,000	829,951
6.625%, 07/31/2026 (A)		372,000	387,810
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (A)		660,000	635,250
Yum! Brands, Inc.
3.625%, 03/15/2031		1,795,000	1,636,757
4.625%, 01/31/2032		875,000	846,379
4.750%, 01/15/2030 (A)		1,773,000	1,738,648
			21,078,918
Consumer staples – 3.1%
Becle SAB de CV 2.500%, 10/14/2031 (A)		795,000	705,245
JBS Finance Luxembourg Sarl 3.625%, 01/15/2032 (A)		1,070,000	979,061
Kraft Heinz Foods Company
3.000%, 06/01/2026		662,000	652,626
3.875%, 05/15/2027		370,000	376,103
4.250%, 03/01/2031		1,525,000	1,564,315
4.375%, 06/01/2046		280,000	276,539
4.625%, 10/01/2039		1,090,000	1,104,639
6.875%, 01/26/2039		1,220,000	1,502,125
7.125%, 08/01/2039 (A)		165,000	208,482
MARB BondCo PLC 3.950%, 01/29/2031 (A)		1,205,000	1,069,438
Natura Cosmeticos SA 4.125%, 05/03/2028 (A)		830,000	799,083
NBM US Holdings, Inc. 7.000%, 05/14/2026 (A)		205,000	212,765
Oriflame Investment Holding PLC 5.125%, 05/04/2026 (A)		437,000	349,600
Post Holdings, Inc.
4.500%, 09/15/2031 (A)		1,450,000	1,284,686
5.500%, 12/15/2029 (A)		285,000	274,221
5.625%, 01/15/2028 (A)		1,255,000	1,231,864
5.750%, 03/01/2027 (A)		470,000	472,327
			13,063,119
Energy – 6.1%
Aker BP ASA 3.750%, 01/15/2030 (A)		750,000	733,886
Cenovus Energy, Inc.
3.500%, 02/07/2028	CAD	510,000	395,611
5.250%, 06/15/2037		$194,000	210,157
5.400%, 06/15/2047		777,000	874,860
6.750%, 11/15/2039		1,806,000	2,229,872
Cheniere Energy Partners LP
4.000%, 03/01/2031		1,252,000	1,213,676
4.500%, 10/01/2029		390,000	391,950
Continental Resources, Inc.
2.875%, 04/01/2032 (A)		1,206,000	1,075,451
5.750%, 01/15/2031 (A)		1,490,000	1,629,762
Ecopetrol SA
4.625%, 11/02/2031		435,000	393,675
5.375%, 06/26/2026		230,000	232,746
5.875%, 05/28/2045		235,000	205,884
6.875%, 04/29/2030		470,000	493,180
Enbridge, Inc. 3.125%, 11/15/2029		990,000	959,402
EQT Corp.
3.125%, 05/15/2026 (A)		190,000	184,541
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
EQT Corp. (continued)
3.625%, 05/15/2031 (A)		$2,235,000	$2,134,425
3.900%, 10/01/2027		325,000	324,059
Inversiones Latin America Power Ltda 5.125%, 06/15/2033 (A)		569,952	464,511
Kinder Morgan, Inc. 5.300%, 12/01/2034		230,000	252,075
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (A)		955,000	878,600
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		625,000	630,000
Occidental Petroleum Corp.
3.200%, 08/15/2026		154,000	151,305
3.400%, 04/15/2026		238,000	236,513
6.125%, 01/01/2031		775,000	871,875
6.625%, 09/01/2030		1,160,000	1,331,100
7.500%, 05/01/2031		335,000	408,700
Ovintiv, Inc. 6.500%, 08/15/2034 to 02/01/2038		1,270,000	1,506,097
Pertamina Persero PT
3.100%, 01/21/2030 (A)		255,000	241,518
3.650%, 07/30/2029 (A)		295,000	291,312
Petrobras Global Finance BV 6.900%, 03/19/2049		955,000	948,773
Petrorio Luxembourg Trading Sarl 6.125%, 06/09/2026 (A)		505,000	505,111
Qatar Energy
2.250%, 07/12/2031 (A)		380,000	349,653
3.300%, 07/12/2051 (A)		295,000	270,757
Saudi Arabian Oil Company
4.250%, 04/16/2039 (A)		340,000	348,063
4.375%, 04/16/2049 (A)		475,000	484,114
Southwestern Energy Company 5.950%, 01/23/2025		17,000	17,772
The Williams Companies, Inc. 3.500%, 11/15/2030		80,000	79,093
TransCanada PipeLines, Ltd. 4.100%, 04/15/2030		1,060,000	1,094,524
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030		80,000	78,017
Western Midstream Operating LP 4.550%, 02/01/2030		975,000	970,125
			26,092,745
Financials – 11.3%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%) 05/15/2068		1,700,000	2,307,750
Asian Development Bank 3.000%, 10/14/2026	AUD	565,000	420,840
Banco Actinver SA
4.800%, 12/18/2034 (A)		$215,000	148,350
9.500%, 12/18/2034 (A)	MXN	12,100,000	401,812
Banco Santander SA (4.750% to 11-12-26, then 5 Year CMT + 3.753%) 11/12/2026 (C)		$800,000	737,600
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) 03/15/2028 (C)		505,000	444,779
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	742,222
Berkshire Hathaway, Inc., Zero Coupon 0.000%, 03/12/2025	EUR	975,000	1,050,244
BNG Bank NV 0.250%, 06/07/2024		395,000	435,503

268

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas SA (4.500% to 2-25-30, then 5 Year CMT + 2.944%) 02/25/2030 (A)(B)(C)		$820,000	$735,540
BNP Paribas SA (4.625% to 2-25-31, then 5 Year CMT + 3.340%) 02/25/2031 (A)(C)		1,421,000	1,268,257
Capital One Financial Corp. 0.800%, 06/12/2024	EUR	155,000	170,396
Chubb INA Holdings, Inc. 0.300%, 12/15/2024		875,000	950,698
Citigroup, Inc. (3 month EURIBOR + 0.500%) 0.007%, 03/21/2023 (D)		920,000	1,020,192
Credit Agricole SA (6.875% to 9-23-24, then 5 Year U.S. Swap Rate + 4.319%) 09/23/2024 (A)(C)		$205,000	212,688
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (A)(C)		825,000	869,344
Credit Suisse Group AG (5.100% to 1-24-30, then 5 Year CMT + 3.293%) 01/24/2030 (A)(B)(C)		420,000	386,400
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(C)		855,000	843,945
DB Insurance Company, Ltd.
3.512%, 05/25/2024	KRW	1,000,000,000	824,793
3.865%, 05/25/2027		1,000,000,000	822,509
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) 10/30/2025 (C)		$800,000	780,000
European Financial Stability Facility 1.875%, 05/23/2023	EUR	380,000	430,232
European Investment Bank
1.500%, 05/12/2022	NOK	5,320,000	604,473
1.750%, 03/13/2025		1,470,000	163,087
European Investment Bank (SONIA + 0.350%) 1.041%, 06/29/2023 (D)	GBP	550,000	724,935
ING Groep NV (4.250% to 5-16-31, then 5 Year CMT + 2.862%) 05/16/2031 (C)		$790,000	672,488
ING Groep NV (5.750% to 11-16-26, then 5 Year CMT + 4.342%) 11/16/2026 (C)		1,037,000	1,042,704
Inter-American Development Bank
2.700%, 01/29/2026	AUD	582,000	430,097
2.750%, 10/30/2025		500,000	370,783
International Bank for Reconstruction & Development
1.800%, 01/19/2027	CAD	625,000	477,948
1.900%, 01/16/2025		1,390,000	1,090,307
2.875%, 11/30/2026	NZD	715,000	479,541
International Finance Corp. 0.375%, 09/10/2025		1,240,000	770,610
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) 06/01/2032 (A)		$740,000	654,167
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) 09/17/2025 (A)(C)		800,000	836,000
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) 09/27/2025 (C)		640,000	680,266
Mexico Remittances Funding Fiduciary Estate Management Sarl 4.875%, 01/15/2028 (A)		630,000	491,715
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MSCI, Inc.
3.250%, 08/15/2033 (A)		$390,000	$350,537
3.625%, 09/01/2030 to 11/01/2031 (A)		2,374,000	2,228,614
3.875%, 02/15/2031 (A)		765,000	725,339
NatWest Group PLC (4.600% to 6-28-31, then 5 Year CMT + 3.100%) 06/28/2031 (C)		410,000	360,800
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) 12/29/2025 (C)		840,000	857,766
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) 1.670%, 06/21/2023 (D)	NOK	7,000,000	797,603
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) 1.760%, 06/19/2024 (D)		12,000,000	1,368,615
Nordic Investment Bank 1.875%, 04/10/2024		3,920,000	440,419
Popular, Inc. 6.125%, 09/14/2023		$1,625,000	1,660,750
QNB Finance, Ltd. 3.500%, 03/28/2024		330,000	331,026
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) 02/24/2027 (C)	CAD	615,000	454,898
Shinhan Financial Group Company, Ltd. (2.875% to 5-12-26, then 5 Year CMT + 2.064%) 05/12/2026 (A)(C)		$880,000	800,096
Societe Generale SA (6.750% to 4-6-28, then 5 Year U.S. Swap Rate + 3.929%) 04/06/2028 (A)(C)		410,000	414,100
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) 09/29/2025 (A)(C)		660,000	712,899
Starwood Property Trust, Inc. 4.375%, 01/15/2027 (A)		335,000	324,950
Swiss Insured Brazil Power Finance Sarl 9.850%, 07/16/2032 (A)	BRL	8,507,972	1,626,165
The Goldman Sachs Group, Inc.
1.375%, 05/15/2024	EUR	983,000	1,098,070
2.000%, 11/01/2028		208,000	230,583
3.375%, 03/27/2025		187,000	219,197
U.S. Bancorp 0.850%, 06/07/2024		2,560,000	2,833,070
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) 01/15/2027 (C)		$1,277,000	1,155,685
UBS Group AG (3.875% to 6-2-26, then 5 Year CMT + 3.098%) 06/02/2026 (A)(C)		550,000	506,523
UBS Group AG (4.375% to 2-10-31, then 5 Year CMT + 3.313%) 02/10/2031 (A)(C)		625,000	564,063
UBS Group AG (5.125% to 7-29-26, then 5 Year CMT + 4.855%) 07/29/2026 (C)		466,000	467,422
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) 06/30/2035 (A)		210,000	200,665
UniCredit SpA (8.000% to 6-3-24, then 5 Year U.S. Swap Rate + 5.180%) 06/03/2024 (C)		400,000	417,000
Wells Fargo & Company
3.250%, 04/27/2022	AUD	1,120,000	839,551

269

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
3.750%, 01/24/2024		$625,000	$636,415
			48,116,036
Health care – 4.1%
Allergan Funding SCS
1.250%, 06/01/2024	EUR	520,000	568,307
2.625%, 11/15/2028		300,000	337,805
Becton Dickinson Euro Finance Sarl 1.208%, 06/04/2026		745,000	816,722
Centene Corp.
2.500%, 03/01/2031		$905,000	798,690
3.000%, 10/15/2030		1,795,000	1,648,654
3.375%, 02/15/2030		1,765,000	1,660,750
4.625%, 12/15/2029		260,000	262,103
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	1,700,236
HCA, Inc.
3.500%, 09/01/2030		$2,543,000	2,456,700
4.125%, 06/15/2029		1,175,000	1,197,681
5.375%, 02/01/2025		1,490,000	1,550,345
Mozart Debt Merger Sub, Inc.
3.875%, 04/01/2029 (A)		1,185,000	1,096,125
5.250%, 10/01/2029 (A)		1,310,000	1,217,868
Rede D'or Finance Sarl
4.500%, 01/22/2030 (A)		367,000	336,723
4.950%, 01/17/2028 (A)		310,000	303,025
Thermo Fisher Scientific, Inc.
0.500%, 03/01/2028	EUR	650,000	678,534
0.750%, 09/12/2024		282,000	311,801
1.400%, 01/23/2026		468,000	521,824
			17,463,893
Industrials – 4.2%
AECOM 5.125%, 03/15/2027		$835,000	853,980
Airbus SE 1.625%, 06/09/2030	EUR	255,000	284,769
American Airlines, Inc.
5.500%, 04/20/2026 (A)		$970,000	977,275
5.750%, 04/20/2029 (A)		790,000	787,038
CoStar Group, Inc. 2.800%, 07/15/2030 (A)		320,000	292,471
DAE Funding LLC 3.375%, 03/20/2028 (A)		640,000	598,400
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 12/10/2029		466,809	433,324
Delta Air Lines, Inc.
2.900%, 10/28/2024		540,000	527,850
4.500%, 10/20/2025 (A)		320,000	321,859
4.750%, 10/20/2028 (A)		3,417,000	3,443,163
7.375%, 01/15/2026		165,000	179,188
Hidrovias International Finance SARL 4.950%, 02/08/2031 (A)		350,000	294,819
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030 (A)		645,000	602,828
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	240,000	248,011
Movida Europe SA 5.250%, 02/08/2031 (A)		$235,000	210,628
Simpar Europe SA 5.200%, 01/26/2031 (A)		315,000	282,240
Simpar Finance Sarl 10.750%, 02/12/2028 (A)	BRL	3,000,000	519,960
The Boeing Company
5.040%, 05/01/2027		$1,035,000	1,089,868
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company (continued)
5.150%, 05/01/2030		$2,625,000	$2,799,452
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027		1,093,839	1,124,826
United Rentals North America, Inc.
3.875%, 02/15/2031		1,120,000	1,055,600
4.000%, 07/15/2030		660,000	631,178
4.875%, 01/15/2028		530,000	538,371
			18,097,098
Information technology – 1.5%
Apple, Inc. 0.875%, 05/24/2025	EUR	865,000	962,060
Atento Luxco 1 SA 8.000%, 02/10/2026 (A)		$486,000	490,980
Block, Inc. 3.500%, 06/01/2031 (A)		315,000	288,225
CDW LLC 4.250%, 04/01/2028		165,000	161,700
Dell International LLC 8.350%, 07/15/2046		541,000	790,612
Fidelity National Information Services, Inc.
1.000%, 12/03/2028	EUR	425,000	446,881
1.500%, 05/21/2027		820,000	900,291
Fiserv, Inc. 1.125%, 07/01/2027		290,000	312,810
Gartner, Inc. 3.750%, 10/01/2030 (A)		$475,000	445,906
SK Hynix, Inc. 1.500%, 01/19/2026 (A)		485,000	448,659
Twilio, Inc.
3.625%, 03/15/2029		465,000	438,263
3.875%, 03/15/2031		620,000	576,301
Ziff Davis, Inc. 4.625%, 10/15/2030 (A)		296,000	281,859
			6,544,547
Materials – 4.8%
ArcelorMittal SA
4.550%, 03/11/2026		100,000	102,453
7.250%, 10/15/2039		125,000	146,719
Ardagh Metal Packaging Finance USA LLC 3.250%, 09/01/2028 (A)		960,000	871,200
Ball Corp.
2.875%, 08/15/2030		520,000	466,203
4.875%, 03/15/2026		1,035,000	1,071,784
5.250%, 07/01/2025		1,375,000	1,456,813
Berry Global, Inc. 5.625%, 07/15/2027 (A)		590,000	596,691
Braskem Idesa SAPI 6.990%, 02/20/2032 (A)		480,000	470,429
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (A)		570,000	551,640
5.875%, 01/31/2050 (A)		585,000	580,320
Cemex SAB de CV 3.875%, 07/11/2031 (A)(B)		1,355,000	1,236,451
Cleveland-Cliffs, Inc.
4.625%, 03/01/2029 (A)		1,475,000	1,454,785
4.875%, 03/01/2031 (A)(B)		790,000	781,113
Crown Cork & Seal Company, Inc. 7.375%, 12/15/2026		828,000	934,352
Ecolab, Inc. 1.000%, 01/15/2024	EUR	330,000	368,107

270

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
FMG Resources August 2006 Proprietary, Ltd. 4.375%, 04/01/2031 (A)		$3,345,000	$3,164,036
Freeport-McMoRan, Inc.
4.125%, 03/01/2028		140,000	139,856
4.625%, 08/01/2030		985,000	1,007,163
5.450%, 03/15/2043		1,905,000	2,133,295
FS Luxembourg Sarl 10.000%, 12/15/2025 (A)		870,000	913,500
Indonesia Asahan Aluminium Persero PT 4.750%, 05/15/2025 (A)		1,090,000	1,110,710
St. Mary's Cement, Inc. 5.750%, 01/28/2027 (A)		830,000	880,846
			20,438,466
Real estate – 1.2%
American Tower Corp.
0.500%, 01/15/2028	EUR	270,000	273,557
1.950%, 05/22/2026		305,000	341,615
Crown Castle International Corp. 2.250%, 01/15/2031		$215,000	189,498
Host Hotels & Resorts LP
3.375%, 12/15/2029		240,000	228,660
3.500%, 09/15/2030		240,000	228,830
SBA Communications Corp.
3.125%, 02/01/2029		955,000	868,687
3.875%, 02/15/2027		1,900,000	1,853,308
VICI Properties LP
4.125%, 08/15/2030 (A)		895,000	863,997
4.625%, 12/01/2029 (A)		385,000	384,038
			5,232,190
Utilities – 2.3%
Adani Green Energy UP, Ltd. 6.250%, 12/10/2024 (A)		460,000	470,350
Chile Electricity PEC SpA 4.933%, 01/25/2028 (A)(E)		285,000	214,463
DPL, Inc. 4.125%, 07/01/2025		1,330,000	1,320,903
E.ON SE 0.375%, 09/29/2027	EUR	315,000	329,497
EDP Finance BV 0.375%, 09/16/2026		130,000	137,773
Engie SA 0.375%, 06/21/2027		300,000	312,496
FirstEnergy Corp.
4.400%, 07/15/2027		$890,000	895,652
7.375%, 11/15/2031		1,355,000	1,671,203
Greenko Dutch BV 3.850%, 03/29/2026 (A)(B)		596,550	570,182
Greenko Solar Mauritius, Ltd. 5.550%, 01/29/2025 (A)		430,000	432,365
Greenko Wind Projects Mauritius, Ltd. 5.500%, 04/06/2025 (A)		775,000	772,094
Israel Electric Corp., Ltd.
3.750%, 02/22/2032 (A)		490,000	470,275
6.875%, 06/21/2023 (A)		390,000	406,913
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027 (A)		1,440,000	1,455,307
The AES Corp. 3.950%, 07/15/2030 (A)		160,000	158,505
			9,617,978
TOTAL CORPORATE BONDS (Cost $222,413,505)			$211,185,720
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CONVERTIBLE BONDS – 2.3%
Communication services – 0.9%
Cellnex Telecom SA 0.750%, 11/20/2031	EUR	600,000	$571,880
DISH Network Corp. 3.375%, 08/15/2026		$430,000	386,785
Liberty Broadband Corp.
1.250%, 09/30/2050 (A)		1,205,000	1,153,788
2.750%, 09/30/2050 (A)		815,000	803,814
Liberty Media Corp. 0.500%, 12/01/2050 (A)		500,000	709,500
			3,625,767
Consumer discretionary – 0.2%
Burlington Stores, Inc. 2.250%, 04/15/2025		705,000	805,022
Energy – 0.1%
BP Capital Markets PLC 1.000%, 04/28/2023	GBP	400,000	542,674
Industrials – 1.1%
Air Canada 4.000%, 07/01/2025		$500,000	734,500
American Airlines Group, Inc. 6.500%, 07/01/2025		1,395,000	1,908,360
Southwest Airlines Company 1.250%, 05/01/2025		915,000	1,241,655
Uber Technologies, Inc. 2.991%, 12/15/2025 (E)		945,000	845,775
			4,730,290
TOTAL CONVERTIBLE BONDS (Cost $9,834,327)			$9,703,753
CAPITAL PREFERRED SECURITIES – 0.1%
Financials – 0.1%
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 05/02/2022 (C)(D)		617,000	512,493
TOTAL CAPITAL PREFERRED SECURITIES (Cost $554,287)			$512,493
TERM LOANS (F) – 9.6%
Communication services – 0.9%
AP Core Holdings II LLC, Amortization Term Loan B1 (1 month LIBOR + 5.500%) 6.250%, 09/01/2027		692,250	687,923
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%) 6.250%, 09/01/2027		490,000	486,938
SBA Senior Finance II LLC, 2018 Term Loan B 04/11/2025 TBD (G)		1,186,851	1,170,864
Univision Communications, Inc., 2021 First Lien Term Loan B (1 month LIBOR + 3.250%) 4.000%, 03/15/2026		789,038	783,451
WMG Acquisition Corp., 2021 Term Loan G (1 month LIBOR + 2.125%) 2.582%, 01/20/2028		915,000	905,466
			4,034,642
Consumer discretionary – 2.8%
APX Group, Inc., 2021 Term Loan B (Prime rate + 2.500% and 1 month LIBOR + 3.500%) 4.005%, 07/10/2028		363,175	357,858
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%) 2.207%, 03/11/2025		1,020,000	998,580

271

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Consumer discretionary (continued)
Bally's Corp., 2021 Term Loan B (6 month LIBOR + 3.250%) 3.750%, 10/02/2028	$503,738	$500,589
Burlington Coat Factory Warehouse Corp., 2021 Term Loan B6 (1 month LIBOR + 2.000%) 2.460%, 06/24/2028	908,138	895,269
Carnival Corp., 2021 Incremental Term Loan B (3 month LIBOR + 3.250%) 4.000%, 10/18/2028	468,825	457,690
Carnival Corp., USD Term Loan B (3 month LIBOR + 3.000%) 3.750%, 06/30/2025	1,205,046	1,170,099
Fertitta Entertainment LLC, 2022 Term Loan B (1 month SOFR + 4.000%) 4.500%, 01/27/2029	300,000	298,125
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B (1 month LIBOR + 3.000%) 3.500%, 08/02/2028	577,499	573,457
Hilton Worldwide Finance LLC, 2019 Term Loan B2 (1 month LIBOR + 1.750%) 2.207%, 06/22/2026	800,000	790,904
Hunter Douglas, Inc., USD Term Loan B1 (3 month SOFR + 3.500%) 4.000%, 02/26/2029	730,000	714,488
KFC Holding Company, 2021 Term Loan B (1 month LIBOR + 1.750%) 2.218%, 03/15/2028	1,350,134	1,336,349
Marriott Ownership Resorts, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%) 2.207%, 08/29/2025	780,000	756,015
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%) 2.207%, 11/19/2026	1,587,759	1,551,701
RH, Term Loan B (1 month LIBOR + 2.500%) 3.000%, 10/20/2028	900,862	883,006
Whatabrands LLC, 2021 Term Loan B (1 month LIBOR + 3.250%) 3.750%, 08/03/2028	789,023	778,671
		12,062,801
Energy – 0.5%
Pilot Travel Centers LLC, 2021 Term Loan B (1 month LIBOR + 2.000%) 2.457%, 08/04/2028	1,566,075	1,542,255
Southwestern Energy Company, 2021 Term Loan (3 month SOFR + 2.500%) 3.301%, 06/22/2027	493,763	492,528
		2,034,783
Financials – 0.3%
Asurion LLC, 2021 Second Lien Term Loan B4 (1 month LIBOR + 5.250%) 5.707%, 01/20/2029	650,000	634,563
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%) 3.707%, 07/31/2027	481,353	470,975
		1,105,538
Health care – 1.9%
athenahealth, Inc., 2022 Term Loan B (1 month SOFR + 3.500%) 4.000%, 02/15/2029	270,000	266,693
Avantor Funding, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.250%) 2.750%, 11/08/2027	1,945,225	1,927,504
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Health care (continued)
Embecta Corp., Term Loan B 03/30/2029 TBD (G)	$355,000	$349,739
ICON Luxembourg Sarl, LUX Term Loan (3 month LIBOR + 2.250%) 3.256%, 07/03/2028	913,084	907,952
ICON Luxembourg Sarl, US Term Loan (3 month LIBOR + 2.250%) 3.256%, 07/03/2028	242,017	240,657
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%) 4.000%, 05/05/2028	1,225,738	1,220,075
Mozart Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 3.750%, 10/23/2028	1,225,000	1,212,138
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%) 3.563%, 06/02/2028	1,264,006	1,256,106
Padagis LLC, Term Loan B (3 month LIBOR + 4.750%) 5.250%, 07/06/2028	686,118	679,689
		8,060,553
Industrials – 2.2%
AECOM, 2021 Term Loan B (1 month LIBOR + 1.750%) 2.197%, 04/13/2028	1,314,395	1,310,399
Air Canada, 2021 Term Loan B (3 month LIBOR + 3.500%) 4.250%, 08/11/2028	1,080,000	1,068,746
Avis Budget Car Rental LLC, 2022 Term Loan C (1 month SOFR + 3.500%) 4.000%, 03/16/2029	475,000	470,844
Brown Group Holding LLC, Term Loan B (3 month LIBOR + 2.500%) 3.506%, 06/07/2028	526,959	519,055
Clean Harbors, Inc., 2021 Incremental Term Loan B (1 month LIBOR + 2.000%) 2.457%, 10/08/2028	470,000	464,713
JELD-WEN, Inc., 2021 Term Loan B (1 month LIBOR + 2.250%) 2.707%, 07/28/2028	337,450	333,991
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027	835,000	865,269
MillerKnoll, Inc., Term Loan B (1 month LIBOR + 2.000%) 2.445%, 07/19/2028	820,875	808,053
Setanta Aircraft Leasing DAC, Term Loan B (3 month LIBOR + 2.000%) 3.006%, 11/05/2028	460,000	452,718
The Hertz Corp., 2021 Term Loan B (1 month LIBOR + 3.250%) 3.707%, 06/30/2028	692,467	686,214
The Hertz Corp., 2021 Term Loan C (1 month LIBOR + 3.250%) 3.750%, 06/30/2028	131,710	130,521
Trans Union LLC, 2021 Term Loan B6 (1 month LIBOR + 2.250%) 2.750%, 12/01/2028	464,630	460,565
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 4.500%, 04/21/2028	1,561,210	1,540,399
Worldwide Express, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 4.250%) 5.750%, 07/26/2028	319,200	315,411
		9,426,898

272

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Information technology – 0.7%
Cornerstone OnDemand, Inc., 2021 Term Loan (3 month LIBOR + 3.750%) 4.250%, 10/16/2028	$345,000	$341,119
Entegris, Inc., 2022 Term Loan B 03/02/2029 TBD (G)	311,000	309,964
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%) 4.750%, 02/01/2029	765,000	752,446
Sabre GLBL, Inc., 2021 Term Loan B1 (1 month LIBOR + 3.500%) 4.000%, 12/17/2027	150,721	148,837
Sabre GLBL, Inc., 2021 Term Loan B2 (1 month LIBOR + 3.500%) 4.000%, 12/17/2027	240,264	237,261
SS&C Technologies, Inc., 2022 Term Loan B6 03/22/2029 TBD (G)	440,000	435,508
SS&C Technologies, Inc., 2022 Term Loan B7 03/22/2029 TBD (G)	596,000	589,915
		2,815,050
Materials – 0.3%
Pretium PKG Holdings, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 4.000%) 4.500%, 10/02/2028	413,963	401,469
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B (6 month LIBOR + 4.000%) 4.750%, 03/16/2027	891,119	874,732
Standard Industries, Inc., 2021 Term Loan B (6 month LIBOR + 2.500%) 3.788%, 09/22/2028	86,096	85,838
		1,362,039
TOTAL TERM LOANS (Cost $41,306,131)		$40,902,304
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%
Commercial and residential – 0.6%
Arroyo Mortgage Trust Series 2019-1, Class A1 3.805%, 01/25/2049 (A)(H)	432,514	425,798
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month LIBOR + 0.920%), 1.317%, 10/15/2036 (A)(D)	1,426,546	1,420,334
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%), 1.097%, 09/15/2036 (A)(D)	535,000	521,241
CSMC Trust Series 2019-NQM1, Class A1 2.656%, 10/25/2059 (A)	147,264	144,577
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (A)	3,682,858	38,355
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	3,913,556	51,550
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	3,930,883	55,083
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.370%, 11/25/2034 (H)	86,777	90,203
		2,747,141
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency – 0.1%
Federal Home Loan Mortgage Corp. Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%) 3.550%, 03/25/2042 (A)(D)	$75,000	$76,361
Federal National Mortgage Association
Series 2022-R01, Class 1M1 (1 month SOFR + 1.000%), 1.099%, 12/25/2041 (A)(D)	186,285	184,400
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%), 2.199%, 03/25/2042 (A)(D)	75,000	75,116
		335,877
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,957,767)		$3,083,018
ASSET BACKED SECURITIES – 1.0%
DB Master Finance LLC Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	472,875	473,790
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	857,488	864,420
FirstKey Homes Trust Series 2020-SFR2, Class A 1.266%, 10/19/2037 (A)	284,010	263,856
Home Partners of America Trust Series 2019-1, Class B 3.157%, 09/17/2039 (A)	367,735	352,040
Jack in the Box Funding LLC Series 2019-1A, Class A2II 4.476%, 08/25/2049 (A)	589,050	580,951
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (A)	176,867	176,746
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,485,900	1,510,905
TOTAL ASSET BACKED SECURITIES (Cost $4,233,882)		$4,222,708
COMMON STOCKS – 1.9%
Communication services – 0.0%
Vertis Holdings, Inc. (I)(J)	8,371	0
Consumer discretionary – 0.2%
General Motors Company (J)	18,896	826,511
Financials – 0.8%
Cadence Bank	17,513	512,430
Credit Agricole SA	48,313	577,270
Credit Suisse Group AG, ADR (B)	63,906	501,662
First Citizens BancShares, Inc., Class A	532	354,099
Societe Generale SA	14,218	381,147
U.S. Bancorp	18,658	991,673
		3,318,281
Industrials – 0.4%
Delta Air Lines, Inc. (J)	13,416	530,871
The Boeing Company (J)	6,725	1,287,838
		1,818,709
Real estate – 0.2%
Americold Realty Trust	20,578	573,715
Utilities – 0.3%
Algonquin Power & Utilities Corp.	25,100	1,243,956
TOTAL COMMON STOCKS (Cost $9,335,219)		$7,781,172

273

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 3.9%
Communication services – 0.3%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	1,080	$1,204,200
Financials – 0.6%
Stifel Financial Corp., 4.500%	32,750	680,545
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	804	635,160
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	22,825	569,484
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	27,605	698,407
		2,583,596
Health care – 0.4%
Becton, Dickinson and Company, 6.000% (B)	10,850	573,097
Danaher Corp., 5.000%	805	1,271,288
		1,844,385
Industrials – 0.2%
Stanley Black & Decker, Inc., 5.250% (B)	10,400	914,264
Information technology – 0.5%
Broadcom, Inc., 8.000%	840	1,649,046
Sabre Corp., 6.500%	2,400	348,552
		1,997,598
Utilities – 1.9%
American Electric Power Company, Inc., 6.125%	23,350	1,304,565
DTE Energy Company, 6.250%	20,150	1,073,794
NextEra Energy, Inc., 5.279%	58,050	3,027,308
NextEra Energy, Inc., 6.219%	17,400	914,196
The Southern Company, 6.750%	33,300	1,818,513
		8,138,376
TOTAL PREFERRED SECURITIES (Cost $15,911,101)		$16,682,419
PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on the USD vs. CAD (Expiration Date: 4-11-22; Strike Price: $1.22; Counterparty: Canadian Imperial Bank of Commerce) (J)(K)	12,240,000	1,089
TOTAL PURCHASED OPTIONS (Cost $140,760)		$1,089
SHORT-TERM INVESTMENTS – 4.6%
Short-term funds – 1.1%
John Hancock Collateral Trust, 0.3592% (L)(M)	472,307	4,722,500
Repurchase agreement – 3.5%
Repurchase Agreement with State Street Corp. dated 3-31-22 at 0.000% to be repurchased at $15,037,000 on 4-1-22, collateralized by $15,358,200 U.S. Treasury Notes, 2.250% due 3-31-24 (valued at $15,337,804)	$15,037,000	15,037,000
TOTAL SHORT-TERM INVESTMENTS (Cost $19,759,849)		$19,759,500
Total Investments (Strategic Income Opportunities Trust) (Cost $447,950,374) – 100.8%		$429,929,606
Other assets and liabilities, net – (0.8%)		(3,305,848)
TOTAL NET ASSETS – 100.0%		$426,623,758
Strategic Income Opportunities Trust (continued)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $130,280,275 or 30.5% of the fund's net assets as of 3-31-22.
(B)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $4,608,989.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	The rate shown is the annualized seven-day yield as of 3-31-22.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

274

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	7	Long	Jun 2022	$1,113,171	$1,071,038	$(42,133)
German Euro BUND Futures	18	Short	Jun 2022	(3,303,863)	(3,159,317)	144,546
U.S. Treasury Long Bond Futures	222	Short	Jun 2022	(34,336,994)	(33,313,875)	1,023,119
						$1,125,532

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,463,333	NZD	1,585,531	BARC	6/15/2022	—	$(1,191)
AUD	2,926,667	NZD	3,181,667	GSI	6/15/2022	—	(9,723)
AUD	1,462,929	NZD	1,583,083	HUS	6/15/2022	$200	—
AUD	2,271,214	USD	1,700,231	SSB	6/15/2022	1,367	—
CAD	3,343,185	USD	2,662,670	BARC	6/15/2022	11,062	—
CAD	3,678,494	USD	2,926,666	HUS	6/15/2022	15,230	—
CAD	6,524,911	USD	5,096,708	MSCS	6/15/2022	121,629	—
EUR	2,922,070	GBP	2,470,387	BARC	6/15/2022	—	(3,013)
EUR	2,024,928	USD	2,266,858	ANZ	6/15/2022	—	(20,732)
EUR	3,289,518	USD	3,651,836	BARC	6/15/2022	—	(2,978)
EUR	466,222	USD	515,377	BMO	6/15/2022	1,774	—
EUR	1,831,570	USD	2,024,378	CIBC	6/15/2022	7,269	—
EUR	1,619,943	USD	1,806,513	CITI	6/15/2022	—	(9,611)
EUR	2,940,000	USD	3,233,166	HUS	6/15/2022	27,993	—
EUR	2,024,928	USD	2,267,666	RBC	6/15/2022	—	(21,540)
EUR	2,917,673	USD	3,197,904	UBS	6/15/2022	38,489	—
GBP	1,320,000	CAD	2,215,550	HUS	6/15/2022	—	(38,383)
JPY	353,074,689	USD	2,935,000	HUS	6/15/2022	—	(29,401)
JPY	128,284,640	USD	1,072,267	RBC	6/15/2022	—	(16,559)
JPY	281,706,474	USD	2,321,147	SSB	6/15/2022	—	(2,867)
NZD	3,184,060	AUD	2,925,858	HUS	6/15/2022	11,985	—
NZD	3,171,980	AUD	2,925,857	RBC	6/15/2022	3,624	—
NZD	2,153,811	USD	1,483,311	CITI	6/15/2022	7,582	—
NZD	2,429	USD	1,638	MSCS	6/15/2022	43	—
USD	322,748	AUD	430,657	ANZ	6/15/2022	99	—
USD	436,566	AUD	583,921	CIBC	6/15/2022	—	(909)
USD	6,077,121	AUD	8,327,219	JPM	6/15/2022	—	(161,649)
USD	284,272	AUD	377,818	MSCS	6/15/2022	1,210	—
USD	4,610,152	BRL	24,088,965	SSB	6/15/2022	—	(347,183)
USD	1,465,000	CAD	1,835,586	BMO	6/15/2022	—	(3,021)
USD	1,457,500	CAD	1,876,751	MSCS	6/15/2022	—	(43,442)
USD	518,369	CAD	651,967	RBC	6/15/2022	—	(3,045)
USD	2,915,000	CAD	3,753,168	SSB	6/15/2022	—	(86,617)
USD	4,372,500	CAD	5,623,271	UBS	6/15/2022	—	(124,743)
USD	1,004,814	COP	3,838,818,301	CITI	6/15/2022	—	(2,591)
USD	526,845	COP	2,014,656,560	SSB	6/15/2022	—	(1,852)
USD	3,839,201	EUR	3,464,710	BARC	6/15/2022	—	(3,987)
USD	2,224,350	EUR	2,004,439	GSI	6/15/2022	951	—
USD	24,270,761	EUR	22,166,754	MSCS	6/15/2022	—	(317,441)
USD	10,292,367	EUR	9,316,549	SSB	6/15/2022	—	(41,902)
USD	5,538,401	GBP	4,227,272	CIBC	6/15/2022	—	(13,144)
USD	3,883,808	JPY	447,707,118	JPM	6/15/2022	199,440	—
USD	1,463,000	JPY	177,001,933	RBC	6/15/2022	6,377	—
USD	3,787,437	JPY	458,192,165	SSB	6/15/2022	16,783	—
USD	862,437	JPY	104,566,050	UBS	6/15/2022	1,919	—
USD	1,123,693	MXN	23,167,179	GSI	6/15/2022	—	(26,297)
USD	3,573,304	MXN	77,869,149	MSCS	6/15/2022	—	(292,025)
USD	5,496,928	NOK	49,387,147	CITI	6/15/2022	—	(110,096)
USD	7,146,696	NZD	10,465,323	UBS	6/15/2022	—	(97,525)
USD	1,925,251	SGD	2,615,301	ANZ	6/15/2022	—	(4,311)
USD	1,933,888	SGD	2,620,322	CIBC	6/15/2022	623	—
USD	1,908,401	SGD	2,597,009	HUS	6/15/2022	—	(7,665)
275

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	5,853,239	SGD	7,930,660	MSCS	6/15/2022	$2,022	—
						$477,671	$(1,845,443)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BMO	Bank of Montreal
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 67.1%
U.S. Government – 36.2%
U.S. Treasury Bonds
1.250%, 05/15/2050	$8,000,000	$5,966,875
2.000%, 11/15/2041 to 08/15/2051	19,000,000	17,160,156
2.250%, 08/15/2049	2,000,000	1,901,719
2.750%, 08/15/2047	3,000,000	3,109,102
2.875%, 05/15/2049	1,500,000	1,613,086
3.000%, 02/15/2047 to 02/15/2049	22,635,000	24,542,716
4.250%, 05/15/2039 to 11/15/2040	4,610,000	5,770,919
4.375%, 05/15/2041	1,830,000	2,325,458
4.625%, 02/15/2040	5,000,000	6,551,172
4.750%, 02/15/2041	2,000,000	2,661,484
U.S. Treasury Notes
0.125%, 10/31/2022 to 02/28/2023	16,000,000	15,872,187
0.250%, 11/15/2023 to 10/31/2025	32,000,000	30,242,657
0.375%, 09/15/2024 to 07/31/2027	9,000,000	8,336,601
0.500%, 10/31/2027	12,000,000	10,772,813
0.625%, 03/31/2027	6,000,000	5,485,078
0.750%, 03/31/2027	4,000,000	3,730,156
0.875%, 01/31/2024 to 09/30/2026	15,000,000	14,399,415
1.125%, 03/15/2025	20,000,000	19,257,812
1.250%, 08/31/2024	5,000,000	4,858,398
1.375%, 08/31/2026 to 11/15/2031	8,000,000	7,518,125
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
1.500%, 01/31/2027	$30,000,000	$28,668,750
1.750%, 07/15/2022 to 01/31/2029	37,000,000	35,676,250
2.125%, 05/31/2026	3,000,000	2,953,125
2.250%, 11/15/2027	20,595,000	20,357,675
2.375%, 05/15/2029	5,000,000	4,985,547
2.625%, 02/28/2023	3,000,000	3,026,250
2.750%, 04/30/2023	3,500,000	3,535,547
2.875%, 11/30/2023 to 05/15/2028	9,300,000	9,484,750
3.000%, 10/31/2025	2,000,000	2,031,484
		302,795,307
U.S. Government Agency – 30.9%
Federal Home Loan Bank 5.500%, 07/15/2036	1,690,000	2,206,225
Federal Home Loan Mortgage Corp.
1.500%, 12/01/2036	2,000,444	1,901,062
2.000%, 07/01/2035	833,283	811,342
2.112%, (12 month LIBOR + 1.863%), 08/01/2037 (A)	395,749	409,490
2.500%, 04/01/2031 to 08/01/2050	4,548,530	4,383,674
2.600%, (12 month LIBOR + 2.100%), 02/01/2037 (A)	55,336	57,195

276

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.750%, 06/19/2023	$2,000,000	$2,018,263
3.000%, 07/01/2032 to 04/01/2051	9,942,895	9,851,030
3.500%, 12/01/2025 to 06/01/2049	7,004,073	7,076,533
4.000%, 02/01/2024 to 09/01/2047	1,329,716	1,371,815
4.500%, 05/01/2024 to 10/01/2050	4,079,878	4,254,436
5.000%, 06/01/2023 to 09/01/2039	185,372	197,869
5.500%, 02/01/2023 to 01/01/2039	308,622	334,822
6.000%, 10/01/2036 to 10/01/2038	150,428	166,908
6.250%, 07/15/2032	450,000	597,545
6.500%, 08/01/2037 to 08/01/2038	31,735	36,132
6.750%, 09/15/2029	1,200,000	1,544,261
7.000%, 04/01/2029 to 10/01/2038	28,197	32,132
7.500%, 09/01/2030 to 03/01/2032	4,613	5,201
8.000%, 02/01/2030	541	596
Federal National Mortgage Association
1.500%, TBA (B)	6,700,000	6,072,623
1.500%, 02/01/2051	2,035,598	1,820,195
1.615%, (6 month LIBOR + 1.415%), 07/01/2034 (A)	83,942	85,208
1.724%, (12 month LIBOR + 1.387%), 01/01/2035 (A)	65,491	66,476
1.876%, (12 month LIBOR + 1.575%), 09/01/2037 (A)	56,076	57,651
2.000%, TBA (B)	34,870,000	32,549,349
2.000%, 02/01/2035 to 02/01/2052	31,912,203	29,966,467
2.125%, 04/24/2026	2,000,000	1,970,594
2.157%, (12 month LIBOR + 1.791%), 04/01/2037 (A)	102,452	105,954
2.175%, (12 month LIBOR + 1.925%), 10/01/2037 (A)	17,447	18,107
2.333%, (1 Year CMT + 2.185%), 05/01/2036 (A)	46,000	48,334
2.500%, TBA (B)	15,630,000	15,049,129
2.500%, 05/01/2028 to 10/01/2051	25,041,047	24,087,751
2.625%, 09/06/2024	1,000,000	1,005,502
3.000%, TBA (B)	8,900,000	8,707,399
3.000%, 01/01/2027 to 12/01/2049	11,616,960	11,591,267
3.500%, TBA (B)	2,750,000	2,754,941
3.500%, 12/01/2025 to 10/01/2049	9,428,922	9,578,339
4.000%, 03/01/2024 to 03/01/2050	10,887,047	11,194,958
4.500%, 08/01/2024 to 09/01/2048	1,973,516	2,082,666
5.000%, 08/01/2023 to 09/01/2048	1,438,107	1,520,213
5.500%, 01/01/2034 to 11/01/2038	347,606	376,282
6.000%, 08/01/2023 to 08/01/2038	244,066	268,737
6.500%, 07/01/2031 to 12/01/2037	92,772	104,846
7.000%, 02/01/2031 to 10/01/2038	39,105	44,775
7.125%, 01/15/2030	209,000	276,083
7.250%, 05/15/2030	1,450,000	1,944,285
7.500%, 09/01/2030 to 08/01/2031	14,330	16,025
8.000%, 08/01/2030 to 09/01/2031	2,778	3,086
8.500%, 09/01/2030	293	327
Government National Mortgage Association
2.000%, TBA (B)	9,500,000	9,032,874
2.000%, 02/20/2051	3,723,221	3,553,356
2.500%, TBA (B)	10,000,000	9,698,341
2.500%, 08/20/2050	3,620,773	3,522,116
3.000%, TBA (B)	5,000,000	4,950,017
3.000%, 08/15/2043 to 07/20/2051	8,434,816	8,399,447
3.500%, TBA (B)	2,800,000	2,811,217
3.500%, 04/15/2042 to 05/20/2051	8,040,701	8,190,640
4.000%, 11/15/2026 to 04/20/2049	4,776,200	4,913,487
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
4.500%, 06/15/2023 to 04/20/2050	$1,618,022	$1,691,409
5.000%, 10/15/2023 to 07/20/2040	523,959	560,469
5.500%, 08/15/2023 to 09/20/2039	216,093	232,980
6.000%, 07/15/2029 to 10/15/2038	160,376	175,904
6.500%, 05/15/2028 to 12/15/2038	123,545	136,810
7.000%, 08/15/2029 to 05/15/2032	20,424	22,192
7.500%, 09/15/2030 to 01/15/2031	5,373	5,920
8.000%, 04/15/2031	6,301	7,033
		258,528,312
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $577,641,122)		$561,323,619
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Brazil – 0.2%
Federative Republic of Brazil 4.250%, 01/07/2025	1,612,000	1,658,232
Canada – 0.1%
Province of British Columbia 6.500%, 01/15/2026	490,000	549,778
Province of Quebec
7.125%, 02/09/2024	150,000	162,242
7.500%, 07/15/2023 (C)	410,000	436,933
		1,148,953
Israel – 0.1%
State of Israel 5.500%, 09/18/2023	455,000	475,946
Italy – 0.0%
Republic of Italy 6.875%, 09/27/2023	300,000	318,070
Japan – 0.1%
Japan Bank for International Cooperation 2.500%, 05/23/2024	800,000	799,448
Mexico – 0.1%
Government of Mexico 6.050%, 01/11/2040	930,000	1,053,141
Panama – 0.1%
Republic of Panama 6.700%, 01/26/2036	370,000	455,385
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	250,000	315,815
Turkey – 0.1%
Republic of Turkey
6.000%, 01/14/2041	400,000	312,631
6.250%, 09/26/2022 (C)	400,000	402,760
		715,391
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,091,288)		$6,940,381
CORPORATE BONDS – 27.9%
Communication services – 2.4%
Alphabet, Inc.
1.100%, 08/15/2030	300,000	262,172
2.050%, 08/15/2050	400,000	315,537
AT&T, Inc.
2.550%, 12/01/2033	665,000	590,816
3.800%, 12/01/2057	609,000	555,615
4.750%, 05/15/2046	900,000	977,475
4.850%, 07/15/2045	500,000	531,935
5.150%, 03/15/2042	50,000	56,188

277

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
AT&T, Inc. (continued)
6.375%, 03/01/2041	$360,000	$466,004
7.625%, 04/15/2031	285,000	355,045
Baidu, Inc. 4.125%, 06/30/2025	250,000	252,987
British Telecommunications PLC 9.625%, 12/15/2030	190,000	259,229
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	540,776
5.050%, 03/30/2029	400,000	423,529
5.375%, 05/01/2047	500,000	511,946
Comcast Corp.
2.350%, 01/15/2027	455,000	442,422
2.887%, 11/01/2051 (D)	256,000	215,817
3.375%, 02/15/2025	600,000	609,145
3.450%, 02/01/2050	500,000	467,767
3.999%, 11/01/2049	500,000	504,281
4.600%, 10/15/2038	400,000	442,002
6.500%, 11/15/2035	52,000	67,224
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	146,000	195,704
Discovery Communications LLC
4.125%, 05/15/2029	900,000	908,082
5.300%, 05/15/2049	400,000	418,338
Fox Corp. 3.500%, 04/08/2030	600,000	594,375
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	263,273
Paramount Global 4.000%, 01/15/2026	600,000	609,181
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	131,655
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	287,830
Telefonica Europe BV 8.250%, 09/15/2030	350,000	458,696
The Walt Disney Company 2.650%, 01/13/2031	400,000	381,978
Time Warner Entertainment Company LP 8.375%, 07/15/2033	525,000	685,409
T-Mobile USA, Inc.
3.000%, 02/15/2041	400,000	338,127
3.875%, 04/15/2030	600,000	602,303
4.500%, 04/15/2050	700,000	708,159
TWDC Enterprises 18 Corp.
3.150%, 09/17/2025	500,000	502,173
4.125%, 06/01/2044	500,000	523,894
Verizon Communications, Inc.
1.680%, 10/30/2030	400,000	348,772
2.875%, 11/20/2050	500,000	417,762
4.016%, 12/03/2029	500,000	518,926
4.272%, 01/15/2036	458,000	482,498
4.522%, 09/15/2048	1,260,000	1,381,551
Vodafone Group PLC
4.375%, 05/30/2028	400,000	418,298
5.250%, 05/30/2048	300,000	336,044
		20,360,940
Consumer discretionary – 2.0%
Amazon.com, Inc.
2.100%, 05/12/2031	400,000	371,586
2.500%, 06/03/2050	800,000	667,889
4.050%, 08/22/2047	600,000	652,671
American Honda Finance Corp. 1.800%, 01/13/2031	600,000	531,944
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
AutoZone, Inc. 3.250%, 04/15/2025	$1,000,000	$998,623
Booking Holdings, Inc. 3.550%, 03/15/2028	300,000	302,566
Brinker International, Inc. 3.875%, 05/15/2023	250,000	250,625
Choice Hotels International, Inc. 3.700%, 01/15/2031	200,000	194,472
D.R. Horton, Inc. 1.400%, 10/15/2027	200,000	178,606
Expedia Group, Inc. 3.250%, 02/15/2030	300,000	285,563
Ford Motor Credit Company LLC 3.096%, 05/04/2023	280,000	279,670
General Motors Company 5.400%, 04/01/2048	300,000	315,405
General Motors Financial Company, Inc.
2.400%, 10/15/2028	300,000	268,471
3.100%, 01/12/2032	350,000	314,585
4.250%, 05/15/2023	280,000	283,409
5.250%, 03/01/2026	650,000	680,813
Hyatt Hotels Corp. 3.375%, 07/15/2023	250,000	250,207
Lennar Corp. 4.750%, 11/29/2027	300,000	312,519
Lowe's Companies, Inc. 3.375%, 09/15/2025	460,000	464,565
McDonald's Corp. 3.300%, 07/01/2025	1,000,000	1,011,215
NIKE, Inc. 2.400%, 03/27/2025	1,000,000	993,271
Starbucks Corp. 3.550%, 08/15/2029	300,000	300,993
Target Corp. 3.900%, 11/15/2047	500,000	533,973
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	400,452
2.700%, 04/15/2030	700,000	678,171
3.350%, 09/15/2025	752,000	764,658
4.250%, 04/01/2046	390,000	426,576
5.875%, 12/16/2036	280,000	354,653
The TJX Companies, Inc.
3.875%, 04/15/2030	600,000	624,709
4.500%, 04/15/2050 (C)	600,000	702,963
Toll Brothers Finance Corp. 3.800%, 11/01/2029	200,000	193,375
Toyota Motor Credit Corp.
1.150%, 08/13/2027	500,000	453,006
1.900%, 09/12/2031	700,000	620,424
3.050%, 01/11/2028	300,000	297,597
Whirlpool Corp. 5.150%, 03/01/2043	300,000	322,139
		16,282,364
Consumer staples – 1.8%
Altria Group, Inc.
3.400%, 02/04/2041	400,000	328,258
4.500%, 05/02/2043	500,000	455,206
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	800,000	817,610
4.900%, 02/01/2046	500,000	556,072
Anheuser-Busch InBev Worldwide, Inc.
4.500%, 06/01/2050	400,000	427,377
4.750%, 01/23/2029	500,000	542,088
BAT Capital Corp.
2.726%, 03/25/2031	600,000	528,779

278

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
BAT Capital Corp. (continued)
3.215%, 09/06/2026	$500,000	$484,020
Constellation Brands, Inc. 4.500%, 05/09/2047	350,000	359,572
Costco Wholesale Corp. 1.600%, 04/20/2030	500,000	448,011
Diageo Capital PLC 2.000%, 04/29/2030	300,000	273,555
General Mills, Inc. 2.875%, 04/15/2030	600,000	576,380
Kellogg Company 3.250%, 04/01/2026	400,000	401,190
Keurig Dr. Pepper, Inc. 4.597%, 05/25/2028	500,000	527,242
Kimberly-Clark Corp. 3.200%, 07/30/2046	300,000	275,190
Kraft Heinz Foods Company
3.000%, 06/01/2026	458,000	451,515
6.875%, 01/26/2039	40,000	49,250
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	328,260
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	498,460
4.000%, 03/05/2042	270,000	284,283
5.500%, 01/15/2040	280,000	356,855
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	254,210
6.375%, 05/16/2038	300,000	368,047
SC Johnson & Son, Inc. 4.000%, 05/15/2043 (D)	250,000	252,307
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,344,010
The Coca-Cola Company
2.125%, 09/06/2029	400,000	376,824
2.500%, 06/01/2040	400,000	355,314
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	600,000	577,123
The Kroger Company 3.500%, 02/01/2026	500,000	505,001
The Procter & Gamble Company 3.600%, 03/25/2050	600,000	642,057
Tyson Foods, Inc. 4.350%, 03/01/2029	400,000	421,702
Walmart, Inc.
3.250%, 07/08/2029	600,000	617,140
4.050%, 06/29/2048	500,000	567,092
		15,250,000
Energy – 2.2%
Anadarko Petroleum Corp. 6.450%, 09/15/2036	280,000	300,212
Baker Hughes Holdings LLC
3.337%, 12/15/2027	500,000	497,076
4.486%, 05/01/2030	500,000	533,870
Boardwalk Pipelines LP 4.950%, 12/15/2024	400,000	413,101
BP Capital Markets America, Inc. 3.796%, 09/21/2025	800,000	824,254
BP Capital Markets PLC 2.750%, 05/10/2023 (C)	250,000	250,444
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	346,529
Cenovus Energy, Inc. 4.250%, 04/15/2027	300,000	309,560
Chevron Corp. 2.954%, 05/16/2026	800,000	803,163
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
ConocoPhillips Company 4.950%, 03/15/2026	$300,000	$321,322
Devon Energy Corp.
5.000%, 06/15/2045	885,000	963,526
7.875%, 09/30/2031	170,000	220,549
Enbridge, Inc.
3.700%, 07/15/2027	400,000	405,217
4.500%, 06/10/2044	400,000	404,606
Energy Transfer LP
3.450%, 01/15/2023	170,000	170,968
5.500%, 06/01/2027	600,000	644,784
6.125%, 12/15/2045	350,000	385,963
6.500%, 02/01/2042	50,000	57,467
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	590,605
4.850%, 08/15/2042	280,000	296,636
6.875%, 03/01/2033	130,000	162,091
Exxon Mobil Corp.
2.995%, 08/16/2039	400,000	370,838
3.482%, 03/19/2030	700,000	718,392
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	714,404
6.375%, 03/01/2041	60,000	70,311
6.500%, 09/01/2039	180,000	212,452
Kinder Morgan, Inc. 5.550%, 06/01/2045	375,000	419,229
MPLX LP 4.800%, 02/15/2029	400,000	425,872
ONEOK Partners LP 6.650%, 10/01/2036	268,000	306,629
Ovintiv, Inc. 6.500%, 08/15/2034	270,000	320,471
Petroleos Mexicanos
6.625%, 06/15/2035	230,000	206,140
6.700%, 02/16/2032	173,000	164,350
Phillips 66 Partners LP 3.750%, 03/01/2028	200,000	200,668
Plains All American Pipeline LP 4.900%, 02/15/2045	500,000	479,363
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	1,078,737
6.375%, 12/15/2038	90,000	119,023
Suncor Energy, Inc. 5.950%, 05/15/2035	235,000	274,409
The Williams Companies, Inc.
3.500%, 11/15/2030	400,000	395,466
5.100%, 09/15/2045	400,000	433,411
Tosco Corp. 8.125%, 02/15/2030 (C)	383,000	503,719
TotalEnergies Capital International SA 3.700%, 01/15/2024	500,000	508,485
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	471,163
Valero Energy Corp.
2.850%, 04/15/2025	600,000	592,821
7.500%, 04/15/2032	270,000	340,791
		18,229,087
Financials – 7.2%
American Express Company 2.650%, 12/02/2022	345,000	347,108
American International Group, Inc.
4.125%, 02/15/2024	550,000	562,384
6.250%, 05/01/2036	430,000	531,178
Arch Capital Finance LLC 4.011%, 12/15/2026	400,000	408,230

279

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ares Capital Corp. 3.875%, 01/15/2026	$1,000,000	$980,976
Banco Santander SA (1.722% to 9-14-26, then 1 Year CMT + 0.900%) 09/14/2027	700,000	632,241
Bank of America Corp.
3.300%, 01/11/2023	800,000	808,864
4.450%, 03/03/2026	700,000	723,932
7.750%, 05/14/2038	480,000	669,836
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	386,000	386,975
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	1,700,000	1,700,858
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,312,000	1,298,741
Bank of America Corp. (3.970% to 3-5-28, then 3 month LIBOR + 1.070%) 03/05/2029	500,000	507,609
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048	500,000	543,780
Barclays Bank PLC 1.700%, 05/12/2022	500,000	500,252
Barclays PLC 4.375%, 01/12/2026	500,000	510,476
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	504,628
Capital One Bank USA NA 3.375%, 02/15/2023	360,000	362,709
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	2,001,785
3.300%, 10/30/2024	1,500,000	1,508,164
Chubb INA Holdings, Inc. 3.350%, 05/03/2026	300,000	304,101
Citigroup, Inc.
3.300%, 04/27/2025	600,000	604,124
4.450%, 09/29/2027	500,000	515,718
5.500%, 09/13/2025	400,000	427,096
Citigroup, Inc. (1.462% to 6-9-26, then SOFR + 0.770%) 06/09/2027	600,000	551,033
Citigroup, Inc. (2.666% to 1-29-30, then SOFR + 1.146%) 01/29/2031	1,000,000	926,491
Citigroup, Inc. (4.281% to 4-24-47, then 3 month LIBOR + 1.839%) 04/24/2048	500,000	537,673
Credit Suisse Group AG
3.750%, 03/26/2025	250,000	249,075
4.550%, 04/17/2026	800,000	813,820
Deutsche Bank AG (2.129% to 11-24-25, then SOFR + 1.870%) 11/24/2026	600,000	556,195
Discover Financial Services 5.200%, 04/27/2022	120,000	120,292
European Investment Bank
2.500%, 10/15/2024 (C)	1,500,000	1,500,893
3.250%, 01/29/2024	600,000	609,846
Fifth Third Bank NA 2.250%, 02/01/2027	500,000	481,139
Five Corners Funding Trust II 2.850%, 05/15/2030 (D)	800,000	758,140
GE Capital International Funding Company 4.418%, 11/15/2035	822,000	882,654
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC 6.500%, 09/15/2037	$660,000	$803,657
HSBC Holdings PLC (2.848% to 6-4-30, then SOFR + 2.387%) 06/04/2031	1,000,000	924,231
Inter-American Development Bank
1.750%, 09/14/2022	600,000	600,086
2.000%, 07/23/2026	1,000,000	976,410
7.000%, 06/15/2025	325,000	367,564
Intercontinental Exchange, Inc. 3.100%, 09/15/2027	400,000	397,514
International Bank for Reconstruction & Development 0.750%, 11/24/2027	1,000,000	904,009
JPMorgan Chase & Co.
3.300%, 04/01/2026	700,000	705,546
3.375%, 05/01/2023	500,000	505,423
3.875%, 02/01/2024	1,300,000	1,327,707
6.400%, 05/15/2038	125,000	162,952
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) 04/22/2031	1,000,000	927,019
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029	500,000	497,691
JPMorgan Chase & Co. (3.540% to 5-1-27, then 3 month LIBOR + 1.380%) 05/01/2028	700,000	701,832
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month LIBOR + 1.330%) 12/05/2029	600,000	625,418
KfW
2.125%, 01/17/2023	600,000	602,367
2.625%, 02/28/2024	800,000	804,101
Liberty Mutual Group, Inc. 3.950%, 05/15/2060 (D)	500,000	454,924
Lincoln National Corp.
3.625%, 12/12/2026	500,000	507,824
7.000%, 06/15/2040	150,000	197,473
Lloyds Banking Group PLC (2.438% to 2-5-25, then 1 Year CMT + 1.000%) 02/05/2026	900,000	867,864
MetLife, Inc. 4.600%, 05/13/2046	500,000	558,360
Mitsubishi UFJ Financial Group, Inc. (1.538% to 7-20-26, then 1 Year CMT + 0.750%) 07/20/2027 (C)	1,600,000	1,468,592
Mizuho Financial Group, Inc. (1.234% to 5-22-26, then 1 Year CMT + 0.670%) 05/22/2027	800,000	727,730
Morgan Stanley
3.700%, 10/23/2024	950,000	967,048
4.100%, 05/22/2023	750,000	763,447
Morgan Stanley (1.512% to 7-20-26, then SOFR + 0.858%) 07/20/2027	500,000	459,602
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	1,000,000	994,798
Morgan Stanley (3.772% to 1-24-28, then 3 month LIBOR + 1.140%) 01/24/2029	550,000	554,292
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	671,844
Royal Bank of Canada 2.300%, 11/03/2031	800,000	727,357
State Street Corp. 3.100%, 05/15/2023	250,000	252,106

280

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Stifel Financial Corp. 4.250%, 07/18/2024	$500,000	$510,055
Sumitomo Mitsui Financial Group, Inc.
3.364%, 07/12/2027 (C)	900,000	894,390
3.784%, 03/09/2026	550,000	556,219
The Allstate Corp. 3.280%, 12/15/2026	500,000	502,054
The Bank of New York Mellon Corp. 3.250%, 05/16/2027	800,000	808,217
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	298,346
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	700,000	649,327
3.500%, 01/23/2025	750,000	756,291
3.625%, 01/22/2023	500,000	506,293
3.750%, 02/25/2026	500,000	507,886
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	200,125
The PNC Financial Services Group, Inc. 3.450%, 04/23/2029	1,000,000	1,016,593
The Toronto-Dominion Bank 2.000%, 09/10/2031	800,000	708,750
The Travelers Companies, Inc. 4.050%, 03/07/2048	300,000	310,246
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	58,330
Truist Financial Corp.
1.125%, 08/03/2027	700,000	628,581
2.850%, 10/26/2024	700,000	699,481
Wells Fargo & Company 3.000%, 10/23/2026	1,000,000	986,090
Wells Fargo & Company (2.572% to 2-11-30, then SOFR + 1.262%) 02/11/2031	2,000,000	1,858,025
Westpac Banking Corp. 1.150%, 06/03/2026	800,000	739,892
		60,530,995
Health care – 3.1%
Abbott Laboratories
2.950%, 03/15/2025	300,000	301,998
3.750%, 11/30/2026	283,000	293,693
AbbVie, Inc.
2.900%, 11/06/2022	500,000	503,217
3.200%, 05/14/2026 to 11/21/2029	1,716,000	1,706,034
4.400%, 11/06/2042	260,000	274,306
Aetna, Inc. 3.500%, 11/15/2024	200,000	202,156
Agilent Technologies, Inc. 3.875%, 07/15/2023	250,000	253,720
Allergan Funding SCS 4.750%, 03/15/2045	321,000	312,685
Amgen, Inc.
4.400%, 05/01/2045	260,000	273,021
4.663%, 06/15/2051	659,000	725,206
Anthem, Inc.
4.101%, 03/01/2028	350,000	363,083
4.650%, 08/15/2044	150,000	163,449
AstraZeneca PLC 0.700%, 04/08/2026	500,000	456,903
Baxalta, Inc. 4.000%, 06/23/2025	500,000	510,308
Bayer US Finance II LLC 2.850%, 04/15/2025 (D)	300,000	291,424
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Becton, Dickinson and Company 4.685%, 12/15/2044	$400,000	$429,527
Biogen, Inc. 3.250%, 02/15/2051 (D)	561,000	463,740
Boston Scientific Corp. 2.650%, 06/01/2030	500,000	469,158
Bristol-Myers Squibb Company
3.250%, 08/01/2042	500,000	470,848
4.550%, 02/20/2048	300,000	339,478
Cardinal Health, Inc. 3.750%, 09/15/2025	500,000	506,959
Celgene Corp. 3.875%, 08/15/2025	283,000	291,179
Cigna Corp. 4.375%, 10/15/2028	500,000	525,960
CVS Health Corp.
3.875%, 07/20/2025	650,000	663,075
4.300%, 03/25/2028	389,000	406,925
5.050%, 03/25/2048	500,000	566,245
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	63,454	76,063
DH Europe Finance II Sarl 3.250%, 11/15/2039	300,000	285,606
Dignity Health 4.500%, 11/01/2042	300,000	308,349
Eli Lilly & Company 2.250%, 05/15/2050	500,000	405,524
Evernorth Health, Inc. 6.125%, 11/15/2041	330,000	405,847
Gilead Sciences, Inc. 3.650%, 03/01/2026	600,000	610,206
GlaxoSmithKline Capital, Inc.
3.625%, 05/15/2025	500,000	510,726
6.375%, 05/15/2038	210,000	279,531
HCA, Inc.
4.500%, 02/15/2027	500,000	516,423
5.500%, 06/15/2047	400,000	451,359
Humana, Inc. 3.850%, 10/01/2024	350,000	355,551
Johnson & Johnson
2.100%, 09/01/2040	500,000	422,129
5.850%, 07/15/2038	285,000	367,284
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	500,000	480,481
Medtronic, Inc. 4.375%, 03/15/2035	500,000	555,412
Merck & Company, Inc. 2.750%, 02/10/2025	850,000	851,971
Novartis Capital Corp. 3.000%, 11/20/2025	500,000	502,551
Pfizer, Inc.
2.750%, 06/03/2026	713,000	712,308
4.400%, 05/15/2044	264,000	297,446
Quest Diagnostics, Inc.
4.200%, 06/30/2029	500,000	517,462
4.700%, 03/30/2045	500,000	542,264
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050	1,000,000	799,037
Stryker Corp. 4.625%, 03/15/2046	350,000	387,801
Thermo Fisher Scientific, Inc. 2.000%, 10/15/2031	400,000	359,080
UnitedHealth Group, Inc.
2.300%, 05/15/2031	500,000	469,584
2.900%, 05/15/2050	400,000	354,552

281

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc. (continued)
4.375%, 03/15/2042	$50,000	$54,402
4.450%, 12/15/2048	300,000	338,005
5.800%, 03/15/2036	300,000	371,803
Utah Acquisition Sub, Inc. 3.950%, 06/15/2026	500,000	496,167
Viatris, Inc. 2.700%, 06/22/2030	500,000	439,783
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	500,000	494,574
Zoetis, Inc. 2.000%, 05/15/2030	500,000	448,354
		26,231,932
Industrials – 2.7%
3M Company 3.000%, 08/07/2025	330,000	331,220
AerCap Ireland Capital DAC
3.300%, 01/30/2032	500,000	450,730
4.450%, 04/03/2026	400,000	404,010
Air Lease Corp.
3.125%, 12/01/2030	600,000	554,712
3.625%, 12/01/2027	400,000	389,132
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	229,350	217,650
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	50,000	54,336
Canadian Pacific Railway Company 4.450%, 03/15/2023	300,000	304,235
Carrier Global Corp. 3.577%, 04/05/2050	500,000	457,525
Caterpillar, Inc.
3.250%, 04/09/2050	400,000	389,129
3.400%, 05/15/2024	500,000	508,331
CSX Corp.
3.350%, 11/01/2025	420,000	423,450
3.800%, 04/15/2050	1,000,000	1,015,206
Deere & Company 3.100%, 04/15/2030	500,000	500,774
Delta Air Lines 2019-1 Class AA Pass Through Trust 3.204%, 04/25/2024	200,000	200,170
Equifax, Inc. 3.100%, 05/15/2030	1,200,000	1,144,410
FedEx Corp.
3.875%, 08/01/2042	420,000	402,295
4.400%, 01/15/2047	350,000	358,347
General Dynamics Corp. 3.625%, 04/01/2030	500,000	514,949
General Electric Company
4.500%, 03/11/2044	500,000	528,432
6.750%, 03/15/2032	66,000	83,143
6.875%, 01/10/2039	168,000	222,061
Honeywell International, Inc. 1.950%, 06/01/2030	500,000	461,665
John Deere Capital Corp. 2.050%, 01/09/2025	500,000	490,458
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	157,242
Kansas City Southern 2.875%, 11/15/2029	500,000	480,616
L3Harris Technologies, Inc. 2.900%, 12/15/2029	300,000	288,373
Lockheed Martin Corp. 3.800%, 03/01/2045	400,000	408,441
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Norfolk Southern Corp. 4.837%, 10/01/2041	$240,000	$270,459
Northrop Grumman Corp.
3.250%, 01/15/2028	300,000	300,014
4.400%, 05/01/2030	200,000	214,520
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	505,670
Raytheon Technologies Corp.
4.625%, 11/16/2048	500,000	565,050
6.125%, 07/15/2038	225,000	282,570
Republic Services, Inc. 2.375%, 03/15/2033	400,000	359,109
Roper Technologies, Inc. 4.200%, 09/15/2028	500,000	517,529
Southwest Airlines Company 5.250%, 05/04/2025	1,200,000	1,260,169
Stanley Black & Decker, Inc. 2.750%, 11/15/2050	300,000	249,884
The Boeing Company
2.600%, 10/30/2025 (C)	438,000	424,643
2.950%, 02/01/2030	400,000	370,624
3.750%, 02/01/2050 (C)	400,000	356,174
5.805%, 05/01/2050	600,000	692,842
8.750%, 09/15/2031	90,000	120,767
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	251,213
Trane Technologies Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	623,682
Union Pacific Corp.
3.250%, 08/15/2025	500,000	502,319
3.799%, 10/01/2051 to 04/06/2071	1,113,000	1,112,204
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	236,566	224,190
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	408,867
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	618,672
Waste Management, Inc. 2.500%, 11/15/2050	300,000	241,752
		22,213,965
Information technology – 2.7%
Apple, Inc.
1.650%, 05/11/2030	900,000	815,745
2.400%, 05/03/2023	800,000	804,319
2.450%, 08/04/2026	1,060,000	1,047,018
3.250%, 02/23/2026	500,000	509,249
Applied Materials, Inc.
3.900%, 10/01/2025	470,000	482,935
5.100%, 10/01/2035	470,000	542,920
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	768,268
Broadcom, Inc.
2.600%, 02/15/2033 (D)	1,000,000	868,164
3.137%, 11/15/2035 (D)	600,000	528,656
4.300%, 11/15/2032	700,000	710,336
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	104,346
Dell International LLC 5.300%, 10/01/2029	600,000	653,550
Eaton Corp. 3.103%, 09/15/2027	500,000	500,737
Fiserv, Inc. 2.250%, 06/01/2027 (C)	600,000	566,663

282

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Global Payments, Inc. 4.450%, 06/01/2028	$400,000	$411,866
Hewlett Packard Enterprise Company 6.200%, 10/15/2035	400,000	459,981
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,133,275
4.000%, 06/20/2042	210,000	214,919
5.600%, 11/30/2039	21,000	25,480
Intel Corp.
2.000%, 08/12/2031 (C)	500,000	453,512
2.700%, 12/15/2022	690,000	695,059
Mastercard, Inc.
2.000%, 11/18/2031	350,000	319,081
2.950%, 11/21/2026	300,000	301,997
Microsoft Corp.
2.525%, 06/01/2050	1,538,000	1,328,055
3.125%, 11/03/2025	438,000	445,602
NVIDIA Corp. 2.000%, 06/15/2031	400,000	364,903
NXP BV 3.400%, 05/01/2030 (D)	520,000	504,013
Oracle Corp.
2.400%, 09/15/2023	435,000	433,383
2.650%, 07/15/2026	310,000	297,256
2.875%, 03/25/2031	400,000	364,716
2.950%, 05/15/2025	550,000	543,600
4.000%, 11/15/2047	400,000	353,748
4.125%, 05/15/2045	500,000	449,010
PayPal Holdings, Inc.
2.300%, 06/01/2030	600,000	558,523
2.850%, 10/01/2029	1,000,000	978,886
QUALCOMM, Inc. 1.650%, 05/20/2032	566,000	490,742
salesforce.com, Inc. 2.700%, 07/15/2041	400,000	353,997
Texas Instruments, Inc. 3.875%, 03/15/2039	200,000	212,529
Visa, Inc.
2.050%, 04/15/2030	600,000	559,826
3.150%, 12/14/2025	463,000	468,321
4.300%, 12/14/2045	463,000	519,555
VMware, Inc. 1.800%, 08/15/2028	400,000	354,763
Xerox Corp. 6.750%, 12/15/2039	60,000	60,357
		22,559,861
Materials – 1.0%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	500,000	472,195
Avery Dennison Corp. 2.650%, 04/30/2030	400,000	371,362
DuPont de Nemours, Inc. 5.319%, 11/15/2038	400,000	459,419
Eastman Chemical Company 4.650%, 10/15/2044	500,000	513,247
Freeport-McMoRan, Inc. 3.875%, 03/15/2023	500,000	505,500
Glencore Funding LLC 2.625%, 09/23/2031 (D)	500,000	447,254
Huntsman International LLC 4.500%, 05/01/2029	500,000	516,162
International Paper Company 5.000%, 09/15/2035	500,000	562,501
LYB International Finance II BV 3.500%, 03/02/2027	400,000	399,275
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	$300,000	$269,293
Newmont Corp. 4.875%, 03/15/2042	270,000	303,639
Potash Corp. of Saskatchewan, Inc. 5.625%, 12/01/2040	150,000	168,071
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	126,222
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	308,709
Rio Tinto Finance USA, Ltd. 5.200%, 11/02/2040	250,000	299,130
Teck Resources, Ltd. 6.250%, 07/15/2041	270,000	322,586
The Dow Chemical Company
4.375%, 11/15/2042	590,000	613,392
9.400%, 05/15/2039	130,000	207,085
The Sherwin-Williams Company 3.450%, 06/01/2027	300,000	300,666
Vale Overseas, Ltd. 6.875%, 11/10/2039	350,000	427,245
Vulcan Materials Company 3.500%, 06/01/2030	300,000	297,543
		7,890,496
Real estate – 1.0%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/2033	400,000	338,317
American Campus Communities Operating Partnership LP 3.625%, 11/15/2027	200,000	198,282
American Tower Corp. 5.000%, 02/15/2024	500,000	517,169
AvalonBay Communities, Inc. 2.050%, 01/15/2032	400,000	361,669
Boston Properties LP 2.550%, 04/01/2032	500,000	450,925
Crown Castle International Corp.
2.500%, 07/15/2031	300,000	267,614
3.700%, 06/15/2026	400,000	402,535
CubeSmart LP 4.000%, 11/15/2025	200,000	202,962
Digital Realty Trust LP 4.450%, 07/15/2028	200,000	208,088
Duke Realty LP 3.250%, 06/30/2026	200,000	198,918
Equinix, Inc. 2.150%, 07/15/2030	400,000	350,067
Essex Portfolio LP 3.000%, 01/15/2030	400,000	382,975
Extra Space Storage LP 2.350%, 03/15/2032	500,000	438,804
GLP Capital LP 5.300%, 01/15/2029	600,000	630,342
Healthpeak Properties, Inc. 3.500%, 07/15/2029	400,000	399,444
Mid-America Apartments LP 3.950%, 03/15/2029	800,000	823,776
Service Properties Trust 4.500%, 03/15/2025	200,000	187,500
Simon Property Group LP
3.375%, 06/15/2027	500,000	501,048
3.500%, 09/01/2025	441,500	445,398
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	500,987

283

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Welltower, Inc. 2.750%, 01/15/2031	$500,000	$465,877
		8,272,697
Utilities – 1.8%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	392,840
Ameren Corp. 3.500%, 01/15/2031	1,000,000	986,425
American Water Capital Corp. 4.300%, 09/01/2045	350,000	359,175
Arizona Public Service Company 3.350%, 05/15/2050	500,000	434,975
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	530,067
6.125%, 04/01/2036	436,000	536,926
Consolidated Edison Company of New York, Inc. 3.950%, 04/01/2050	700,000	719,715
Constellation Energy Generation LLC 6.250%, 10/01/2039	160,000	180,386
Dominion Energy, Inc.
3.375%, 04/01/2030	600,000	591,911
3.900%, 10/01/2025	242,000	246,844
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	246,402
Duke Energy Corp.
3.750%, 04/15/2024	500,000	507,432
4.800%, 12/15/2045	500,000	535,484
Entergy Texas, Inc. 1.750%, 03/15/2031	700,000	611,297
Essential Utilities, Inc. 4.276%, 05/01/2049	500,000	521,618
Eversource Energy 4.250%, 04/01/2029	500,000	519,592
Exelon Corp. 3.400%, 04/15/2026	542,000	543,844
Florida Power & Light Company 5.650%, 02/01/2037	290,000	349,181
Georgia Power Company 5.950%, 02/01/2039 (C)	335,000	384,366
Indiana Michigan Power Company 6.050%, 03/15/2037	187,000	226,789
NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/2030	700,000	640,747
NiSource, Inc. 3.950%, 03/30/2048	400,000	382,438
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	269,296
Pacific Gas & Electric Company
2.500%, 02/01/2031	600,000	517,523
3.450%, 07/01/2025	30,000	29,263
3.750%, 07/01/2028	30,000	28,711
4.550%, 07/01/2030	227,000	225,231
4.950%, 07/01/2050	227,000	213,811
PacifiCorp 6.000%, 01/15/2039	335,000	415,220
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	483,466
Public Service Electric & Gas Company 3.000%, 05/15/2025	250,000	248,940
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	244,255
Southern California Edison Company
2.250%, 06/01/2030	700,000	632,813
5.350%, 07/15/2035	130,000	143,659
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
The Southern Company 3.250%, 07/01/2026	$572,000	$572,054
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	50,152
8.875%, 11/15/2038	190,000	298,810
Xcel Energy, Inc. 3.300%, 06/01/2025	400,000	399,853
		15,221,511
TOTAL CORPORATE BONDS (Cost $233,397,236)		$233,043,848
MUNICIPAL BONDS – 0.5%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	77,371
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	185,727
Maryland State Transportation Authority 5.888%, 07/01/2043	60,000	77,833
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	60,499
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	127,695
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	402,550
New York State Urban Development Corp. 5.770%, 03/15/2039	300,000	342,338
State of California, GO
7.300%, 10/01/2039	400,000	562,999
7.500%, 04/01/2034	80,000	110,256
State of Illinois, GO
5.100%, 06/01/2033	115,000	122,292
7.350%, 07/01/2035	280,000	325,624
State of Texas, GO 5.517%, 04/01/2039	260,000	329,306
State of Utah, GO
3.539%, 07/01/2025	390,000	395,661
4.554%, 07/01/2024	150,000	153,757
State of Washington, GO 5.481%, 08/01/2039	260,000	312,207
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	345,353
University of California 5.770%, 05/15/2043	320,000	391,934
TOTAL MUNICIPAL BONDS (Cost $3,686,977)		$4,323,402
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.2%
Commercial and residential – 2.0%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4 3.705%, 09/15/2048	145,000	146,227
BANK Series 2017-BNK6, Class A4 3.254%, 07/15/2060	2,000,000	1,989,470
BMO Mortgage Trust Series 2022-C1, Class A5 3.374%, 02/15/2055	2,000,000	1,988,595
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,099,481

284

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	$393,388	$393,181
Series 2012-CR5, Class A4, 2.771%, 12/10/2045	179,000	179,460
Series 2013-CR8, Class AM, 3.791%, 06/10/2046 (D)(E)	630,000	635,246
Series 2014-CR14, Class A3, 3.955%, 02/10/2047	1,000,000	1,010,592
Series 2014-CR21, Class A3, 3.528%, 12/10/2047	639,549	635,802
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	1,007,681
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	2,846,635	2,790,449
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	2,986,392
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A4 4.133%, 08/15/2046 (E)	301,517	303,513
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, 12/15/2046	500,000	506,399
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, 02/15/2046	240,000	239,956
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (E)	500,000	502,686
		16,415,130
U.S. Government Agency – 0.2%
Federal Home Loan Mortgage Corp.
Series K041, Class A2, 3.171%, 10/25/2024	700,000	707,578
Series K047, Class A2, 3.329%, 05/25/2025 (E)	700,000	710,765
Series K050, Class A2, 3.334%, 08/25/2025 (E)	700,000	711,974
		2,130,317
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,355,782)		$18,545,447
ASSET BACKED SECURITIES – 0.2%
SMB Private Education Loan Trust Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	1,783,116	1,706,464
TOTAL ASSET BACKED SECURITIES (Cost $1,783,043)		$1,706,464
COMMON STOCKS – 0.0%
Energy – 0.0%
Noble Corp. (F)	38	1,332
TOTAL COMMON STOCKS (Cost $508)		$1,332
WARRANTS – 0.0%
Noble Corp. (Expiration Date: 2-5-28; Strike Price: $23.13) (F)	154	2,772
TOTAL WARRANTS (Cost $279)		$2,772
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 11.9%
Short-term funds – 11.9%
John Hancock Collateral Trust, 0.3592% (G)(H)	338,460	$3,384,197
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (G)	95,853,677	95,853,677
TOTAL SHORT-TERM INVESTMENTS (Cost $99,237,610)		$99,237,874
Total Investments (Total Bond Market Trust) (Cost $942,193,845) – 110.6%		$925,125,139
Other assets and liabilities, net – (10.6%)		(88,728,772)
TOTAL NET ASSETS – 100.0%		$836,396,367
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $3,285,224.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Non-income producing security.
(G)	The rate shown is the annualized seven-day yield as of 3-31-22.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.6%
Communication services – 9.0%
Diversified telecommunication services – 0.8%
AT&T, Inc.	123,703	$2,923,102
ATN International, Inc.	316	12,602
Bandwidth, Inc., Class A (A)	474	15,353
Cogent Communications Holdings, Inc.	822	54,540
Consolidated Communications Holdings, Inc. (A)	1,652	9,747
EchoStar Corp., Class A (A)	1,756	42,741
Frontier Communications Parent, Inc. (A)	4,020	111,233
Globalstar, Inc. (A)	32,049	47,112
IDT Corp., Class B (A)	471	16,056
Iridium Communications, Inc. (A)	2,396	96,607
Lumen Technologies, Inc.	18,282	206,038
Ooma, Inc. (A)	511	7,660
Telesat Corp. (A)	472	7,788

285

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	71,337	$3,633,907
		7,184,486
Entertainment – 1.4%
Activision Blizzard, Inc.	13,630	1,091,899
AMC Entertainment Holdings, Inc., Class A (A)(B)	9,060	223,238
Chicken Soup For The Soul Entertainment, Inc. (A)	150	1,199
Cinemark Holdings, Inc. (A)	2,255	38,966
Electronic Arts, Inc.	4,985	630,652
Endeavor Group Holdings, Inc., Class A (A)	11,826	349,104
Gaia, Inc. (A)	509	2,504
Liberty Media Corp.-Liberty Braves, Class A (A)	1,055	30,363
Liberty Media Corp.-Liberty Formula One, Series A (A)	225	14,204
Lions Gate Entertainment Corp., Class B (A)	4,142	62,254
Live Nation Entertainment, Inc. (A)	3,887	457,267
Madison Square Garden Entertainment Corp. (A)	552	45,987
Madison Square Garden Sports Corp. (A)	395	70,847
Motorsport Games, Inc., Class A (A)	906	1,196
Netflix, Inc. (A)	7,686	2,879,099
Redbox Entertainment, Inc. (A)	302	713
Reservoir Media, Inc. (A)	628	6,173
ROBLOX Corp., Class A (A)	10,056	464,989
Roku, Inc. (A)	2,123	265,948
Sciplay Corp., Class A (A)	2,344	30,284
Skillz, Inc. (A)(B)	6,650	19,950
Take-Two Interactive Software, Inc. (A)	2,065	317,473
The Marcus Corp. (A)	654	11,576
The Walt Disney Company (A)	31,542	4,326,301
Warner Music Group Corp., Class A	8,930	338,001
World Wrestling Entertainment, Inc., Class A	1,386	86,542
Zynga, Inc., Class A (A)	19,643	181,501
		11,948,230
Interactive media and services – 5.4%
Actua Corp. (A)(C)	909	68
Alphabet, Inc., Class A (A)	5,208	14,485,271
Alphabet, Inc., Class C (A)	6,300	17,595,837
Angi, Inc. (A)	9,083	51,501
Bumble, Inc., Class A (A)	1,949	56,482
CarGurus, Inc. (A)	2,085	88,529
Cars.com, Inc. (A)	1,331	19,206
Eventbrite, Inc., Class A (A)	1,726	25,493
EverQuote, Inc., Class A (A)	566	9,158
IAC/InterActiveCorp (A)	1,594	159,846
Kubient, Inc. (A)	1,491	2,535
Liberty TripAdvisor Holdings, Inc., Class A (A)	1,370	2,809
Match Group, Inc. (A)	4,895	532,282
MediaAlpha, Inc., Class A (A)	859	14,216
Meta Platforms, Inc., Class A (A)	48,385	10,758,889
NerdWallet, Inc., Class A (A)	271	3,249
Nextdoor Holdings, Inc. (A)	5,834	34,946
Outbrain, Inc. (A)	626	6,717
Pinterest, Inc., Class A (A)	11,371	279,840
QuinStreet, Inc. (A)	1,058	12,273
Snap, Inc., Class A (A)	23,418	842,814
Society Pass, Inc. (A)(B)	247	734
Super League Gaming, Inc. (A)	1,447	2,720
TripAdvisor, Inc. (A)	2,236	60,640
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
TrueCar, Inc. (A)	2,265	$8,947
Twitter, Inc. (A)	14,061	544,020
Vimeo, Inc. (A)	2,863	34,012
Yelp, Inc. (A)	1,333	45,469
Ziff Davis, Inc. (A)	853	82,553
ZipRecruiter, Inc., Class A (A)	1,805	41,479
ZoomInfo Technologies, Inc. (A)	6,815	407,128
		46,209,663
Media – 1.1%
AdTheorent Holding Company, Inc. (A)(B)	292	2,873
Advantage Solutions, Inc. (A)	1,149	7,331
Altice USA, Inc., Class A (A)	8,159	101,824
AMC Networks, Inc., Class A (A)	803	32,626
Audacy, Inc. (A)	3,101	8,962
Boston Omaha Corp., Class A (A)	528	13,395
Cable One, Inc.	108	158,138
Cardlytics, Inc. (A)	542	29,799
Charter Communications, Inc., Class A (A)	3,104	1,693,294
Clear Channel Outdoor Holdings, Inc. (A)	8,922	30,870
Comcast Corp., Class A	79,198	3,708,050
comScore, Inc. (A)	384	1,117
Discovery, Inc., Series A (A)(B)	7,187	179,100
Discovery, Inc., Series C (A)	724	18,078
DISH Network Corp., Class A (A)	9,311	294,693
Emerald Holding, Inc. (A)	1,734	5,896
Entravision Communications Corp., Class A	1,680	10,769
Fox Corp., Class A	2,199	86,751
Fox Corp., Class B	7,492	271,810
Gannett Company, Inc. (A)	2,798	12,619
Gray Television, Inc.	1,878	41,447
Hemisphere Media Group, Inc. (A)	614	2,806
iHeartMedia, Inc., Class A (A)	2,155	40,794
Integral Ad Science Holding Corp. (A)	2,544	35,107
John Wiley & Sons, Inc., Class A	1,030	54,621
Liberty Media Corp.-Liberty SiriusXM, Series A	2,949	134,799
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	2,528	115,605
Loyalty Ventures, Inc. (A)	372	6,149
National CineMedia, Inc.	1,758	4,465
News Corp., Class A	9,963	220,680
Nexstar Media Group, Inc., Class A	693	130,617
Omnicom Group, Inc.	3,641	309,048
Paramount Global, Class B	11,371	429,938
PubMatic, Inc., Class A (A)	758	19,799
Saga Communications, Inc., Class A	454	10,374
Scholastic Corp.	632	25,457
Sinclair Broadcast Group, Inc., Class A	1,490	41,750
Sirius XM Holdings, Inc. (B)	70,820	468,828
TechTarget, Inc. (A)	514	41,778
TEGNA, Inc.	3,707	83,037
The EW Scripps Company, Class A (A)	1,748	36,341
The Interpublic Group of Companies, Inc.	6,939	245,988
The New York Times Company, Class A	2,947	135,090
Tremor International, Ltd. (A)	81	625
Urban One, Inc. (A)	118	608
WideOpenWest, Inc. (A)	1,455	25,375
		9,329,121
Wireless telecommunication services – 0.3%
Gogo, Inc. (A)	2,008	38,272

286

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Shenandoah Telecommunications Company	1,007	$23,745
Spok Holdings, Inc.	499	3,982
Telephone & Data Systems, Inc.	2,276	42,971
T-Mobile US, Inc. (A)	21,698	2,784,938
United States Cellular Corp. (A)	1,559	47,129
		2,941,037
		77,612,537
Consumer discretionary – 12.4%
Auto components – 0.1%
American Axle & Manufacturing Holdings, Inc. (A)	2,288	17,755
Autoliv, Inc.	1,369	104,646
BorgWarner, Inc.	4,154	161,591
Dana, Inc.	2,759	48,476
Dorman Products, Inc. (A)	544	51,696
Fox Factory Holding Corp. (A)	779	76,303
Gentex Corp.	3,814	111,254
Gentherm, Inc. (A)	623	45,504
Holley, Inc. (A)	1,608	22,367
Horizon Global Corp. (A)	154	879
LCI Industries	448	46,507
Lear Corp.	1,032	147,153
Modine Manufacturing Company (A)	1,173	10,569
Motorcar Parts of America, Inc. (A)	476	8,487
Patrick Industries, Inc.	466	28,100
QuantumScape Corp. (A)(B)	7,355	147,026
Standard Motor Products, Inc.	472	20,362
Stoneridge, Inc. (A)	619	12,850
Superior Industries International, Inc. (A)	134	624
Tenneco, Inc., Class A (A)	1,225	22,442
The Goodyear Tire & Rubber Company (A)	5,090	72,736
Veoneer, Inc. (A)(B)	2,090	77,226
Visteon Corp. (A)	531	57,948
		1,292,501
Automobiles – 2.7%
Arcimoto, Inc. (A)(B)	520	3,437
AYRO, Inc. (A)	4,451	5,697
Electric Last Mile Solutions, Inc. (A)	1,775	2,538
Faraday Future Intelligent Electric, Inc. (A)(B)	5,346	26,677
Ford Motor Company	70,158	1,186,372
General Motors Company (A)	25,107	1,098,180
Harley-Davidson, Inc.	2,784	109,690
Lucid Group, Inc. (A)(B)	28,574	725,780
Mullen Automotive, Inc. (A)	108	322
Rivian Automotive, Inc., Class A (A)(B)	15,153	761,287
Tesla, Inc. (A)	17,398	18,748,045
Thor Industries, Inc.	994	78,228
Winnebago Industries, Inc.	625	33,769
		22,780,022
Distributors – 0.1%
Funko, Inc., Class A (A)	938	16,181
Genuine Parts Company	2,483	312,908
LKQ Corp.	5,071	230,274
Pool Corp.	698	295,149
Weyco Group, Inc.	262	6,477
		860,989
Diversified consumer services – 0.2%
2U, Inc. (A)	1,345	17,862
Adtalem Global Education, Inc. (A)	948	28,165
American Public Education, Inc. (A)	372	7,901
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Bright Horizons Family Solutions, Inc. (A)	1,098	$145,694
Carriage Services, Inc.	377	20,105
Chegg, Inc. (A)	2,536	92,006
Coursera, Inc. (A)	2,210	50,918
Duolingo, Inc. (A)	621	59,063
European Wax Center, Inc., Class A (A)	916	27,077
frontdoor, Inc. (A)	1,584	47,282
Graham Holdings Company, Class B	32	19,567
Grand Canyon Education, Inc. (A)	744	72,250
H&R Block, Inc.	3,199	83,302
Houghton Mifflin Harcourt Company (A)	2,393	50,277
ITT Educational Services, Inc. (A)(C)	608	0
Laureate Education, Inc.	3,804	45,077
Mister Car Wash, Inc. (A)	4,643	68,670
Nerdy, Inc. (A)	2,326	11,839
Perdoceo Education Corp. (A)	1,522	17,473
PowerSchool Holdings, Inc., Class A (A)	3,254	53,724
Regis Corp. (A)	845	1,791
Rover Group, Inc. (A)	2,832	16,341
Service Corp. International	2,835	186,600
StoneMor, Inc. (A)	3,034	7,919
Strategic Education, Inc.	459	30,468
Stride, Inc. (A)	765	27,792
Terminix Global Holdings, Inc. (A)	2,262	103,215
The Beachbody Company, Inc. (A)	4,559	10,349
Udemy, Inc. (A)	1,436	17,893
WW International, Inc. (A)	1,278	13,074
XpresSpa Group, Inc. (A)	2,007	2,268
		1,335,962
Hotels, restaurants and leisure – 2.2%
Accel Entertainment, Inc. (A)	1,164	14,178
Airbnb, Inc., Class A (A)	10,836	1,861,191
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	4,687	176,231
Bally's Corp. (A)	742	22,809
BBQ Holdings, Inc. (A)	30	454
Biglari Holdings, Inc., Class B (A)	58	8,387
BJ's Restaurants, Inc. (A)	418	11,829
Bloomin' Brands, Inc.	1,726	37,868
Bluegreen Vacations Holding Corp. (A)	472	13,957
Booking Holdings, Inc. (A)	713	1,674,445
Boyd Gaming Corp.	2,039	134,125
Brinker International, Inc. (A)	773	29,498
Caesars Entertainment, Inc. (A)	3,709	286,928
Carnival Corp. (A)	17,373	351,282
Carrols Restaurant Group, Inc.	1,021	2,307
Cedar Fair LP (A)	1,089	59,677
Century Casinos, Inc. (A)	682	8,150
Chipotle Mexican Grill, Inc. (A)	491	776,777
Choice Hotels International, Inc.	990	140,342
Churchill Downs, Inc.	651	144,379
Chuy's Holdings, Inc. (A)	395	10,665
Cracker Barrel Old Country Store, Inc.	465	55,209
Darden Restaurants, Inc.	2,305	306,450
Dave & Buster's Entertainment, Inc. (A)	672	32,995
Denny's Corp. (A)	1,245	17,816
Dine Brands Global, Inc.	324	25,256
Domino's Pizza, Inc.	632	257,230
DraftKings, Inc., Class A (A)	14,066	273,865
Drive Shack, Inc. (A)	1,927	2,968
Dutch Bros, Inc., Class A (A)(B)	2,817	155,696
El Pollo Loco Holdings, Inc. (A)	824	9,575
Esports Technologies, Inc. (A)	134	903
Everi Holdings, Inc. (A)	1,659	34,839

287

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Expedia Group, Inc. (A)	2,579	$504,633
F45 Training Holdings, Inc. (A)	1,198	12,819
FAT Brands, Inc., Class A	101	752
Fiesta Restaurant Group, Inc. (A)	709	5,300
Full House Resorts, Inc. (A)	163	1,566
Golden Entertainment, Inc. (A)	568	32,984
Hall of Fame Resort & Entertainment Company (A)	655	727
Hilton Grand Vacations, Inc. (A)	1,856	96,531
Hilton Worldwide Holdings, Inc. (A)	4,755	721,524
Hyatt Hotels Corp., Class A (A)	1,856	177,155
Inspired Entertainment, Inc. (A)	189	2,325
Jack in the Box, Inc.	422	39,419
Krispy Kreme, Inc. (B)	2,475	36,754
Kura Sushi USA, Inc., Class A (A)	110	6,067
Las Vegas Sands Corp. (A)	13,380	520,081
Life Time Group Holdings, Inc. (A)	2,149	31,246
Marriott International, Inc., Class A (A)	5,640	991,230
Marriott Vacations Worldwide Corp.	780	123,006
McDonald's Corp.	12,874	3,183,483
Membership Collective Group, Inc., Class A (A)	3,166	24,568
MGM Resorts International	8,220	344,747
Monarch Casino & Resort, Inc. (A)	382	33,322
Nathan's Famous, Inc.	100	5,417
Noodles & Company (A)	1,045	6,239
Norwegian Cruise Line Holdings, Ltd. (A)	6,309	138,041
Papa John's International, Inc.	670	70,538
Penn National Gaming, Inc. (A)	2,894	122,763
Planet Fitness, Inc., Class A (A)	1,554	131,282
PlayAGS, Inc. (A)	812	5,416
Portillo's, Inc., Class A (A)(B)	529	12,992
Potbelly Corp. (A)	25	168
RCI Hospitality Holdings, Inc.	210	12,907
Red Robin Gourmet Burgers, Inc. (A)	308	5,193
Red Rock Resorts, Inc., Class A	2,105	102,219
Restaurant Brands International LP	82	4,778
Royal Caribbean Cruises, Ltd. (A)	4,419	370,224
Ruth's Hospitality Group, Inc.	679	15,536
Scientific Games Corp. (A)	1,726	101,403
SeaWorld Entertainment, Inc. (A)	1,402	104,365
Shake Shack, Inc., Class A (A)	773	52,487
Six Flags Entertainment Corp. (A)	1,568	68,208
Starbucks Corp.	20,364	1,852,513
Sweetgreen, Inc., Class A (A)(B)	1,407	45,010
Target Hospitality Corp. (A)	729	4,374
Texas Roadhouse, Inc.	1,322	110,691
The Cheesecake Factory, Inc. (A)	940	37,403
The Wendy's Company	3,552	78,037
Travel + Leisure Company	1,587	91,951
Vail Resorts, Inc.	701	182,449
Wingstop, Inc.	558	65,481
Wyndham Hotels & Resorts, Inc.	1,716	145,328
Wynn Resorts, Ltd. (A)	2,075	165,461
Xponential Fitness, Inc., Class A (A)	696	16,314
Yum! Brands, Inc.	5,044	597,865
		18,551,602
Household durables – 0.4%
Aterian, Inc. (A)	1,719	4,177
Bassett Furniture Industries, Inc.	298	4,935
Beazer Homes USA, Inc. (A)	757	11,522
Cavco Industries, Inc. (A)	177	42,630
Century Communities, Inc.	625	33,481
Cricut, Inc., Class A (A)(B)	3,750	49,088
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
D.R. Horton, Inc.	6,120	$456,001
Dream Finders Homes, Inc., Class A (A)	1,315	22,460
Ethan Allen Interiors, Inc.	592	15,433
Flexsteel Industries, Inc.	230	4,439
GoPro, Inc., Class A (A)	2,917	24,882
Green Brick Partners, Inc. (A)	1,021	20,175
Hamilton Beach Brands Holding Company, Class A	354	4,117
Hamilton Beach Brands Holding Company, Class B	241	2,803
Helen of Troy, Ltd. (A)	408	79,903
Hooker Furnishings Corp.	271	5,133
Hovnanian Enterprises, Inc., Class A (A)	117	6,915
Installed Building Products, Inc.	560	47,314
iRobot Corp. (A)	525	33,285
KB Home	1,336	43,260
La-Z-Boy, Inc.	888	23,417
Legacy Housing Corp. (A)	580	12,447
Leggett & Platt, Inc.	2,474	86,095
Lennar Corp., A Shares	5,099	413,886
M/I Homes, Inc. (A)	560	24,836
MDC Holdings, Inc.	1,048	39,656
Meritage Homes Corp. (A)	608	48,172
Mohawk Industries, Inc. (A)	1,166	144,817
Newell Brands, Inc.	7,716	165,200
NVR, Inc. (A)	56	250,167
PulteGroup, Inc.	4,314	180,757
Purple Innovation, Inc. (A)	922	5,394
Skyline Champion Corp. (A)	1,047	57,459
Snap One Holdings Corp. (A)	1,112	16,402
Sonos, Inc. (A)	2,295	64,765
Taylor Morrison Home Corp. (A)	2,343	63,776
Tempur Sealy International, Inc.	3,397	94,844
The Lovesac Company (A)	280	15,137
Toll Brothers, Inc.	2,072	97,425
TopBuild Corp. (A)	586	106,295
Traeger, Inc. (A)	1,820	13,541
Tri Pointe Homes, Inc. (A)	1,896	38,072
Tupperware Brands Corp. (A)	955	18,575
Universal Electronics, Inc. (A)	312	9,747
Vizio Holding Corp., Class A (A)(B)	2,995	26,626
VOXX International Corp. (A)	708	7,059
Weber, Inc., Class A (B)	4,667	45,877
Whirlpool Corp.	1,007	173,989
		3,156,386
Internet and direct marketing retail – 3.6%
1-800-Flowers.com, Inc., Class A (A)	1,178	15,031
1847 Goedeker, Inc. (A)	2,236	4,293
1stdibs.com, Inc. (A)	442	3,532
Aka Brands Holding Corp. (A)	1,841	8,137
Amazon.com, Inc. (A)	8,783	28,632,141
Boxed, Inc. (A)	220	2,233
CarParts.com, Inc. (A)	587	3,933
Chewy, Inc., Class A (A)	7,353	299,855
ContextLogic, Inc., Class A (A)	11,179	25,153
DoorDash, Inc., Class A (A)	5,960	698,452
Duluth Holdings, Inc., Class B (A)	700	8,561
eBay, Inc.	10,876	622,760
Etsy, Inc. (A)	2,236	277,890
Groupon, Inc. (A)	572	11,000
Lands' End, Inc. (A)	610	10,321
Liquidity Services, Inc. (A)	666	11,402
Magnite, Inc. (A)	2,098	27,715
Overstock.com, Inc. (A)	765	33,664
PetMed Express, Inc.	456	11,765

288

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Poshmark, Inc., Class A (A)	1,160	$14,686
Quotient Technology, Inc. (A)	1,823	11,631
Qurate Retail, Inc., Series A	7,183	34,191
Rent the Runway, Inc., Class A (A)	740	5,099
Revolve Group, Inc. (A)	1,292	69,367
RumbleON, Inc., Class B (A)	206	7,047
Shutterstock, Inc.	655	60,967
Stitch Fix, Inc., Class A (A)	1,919	19,324
The RealReal, Inc. (A)	1,706	12,386
ThredUp, Inc., Class A (A)	1,512	11,642
Vivid Seats, Inc., Class A	1,894	20,948
Wayfair, Inc., Class A (A)	1,829	202,617
Xometry, Inc., Class A (A)	602	22,124
		31,199,867
Leisure products – 0.1%
Acushnet Holdings Corp.	1,357	54,633
American Outdoor Brands, Inc. (A)	307	4,031
Brunswick Corp.	1,367	110,577
Callaway Golf Company (A)	3,017	70,658
Clarus Corp.	526	11,982
Escalade, Inc.	418	5,518
Hasbro, Inc.	2,418	198,083
Hayward Holdings, Inc. (A)	3,667	60,946
Johnson Outdoors, Inc., Class A	208	16,168
Latham Group, Inc. (A)	1,896	25,103
Malibu Boats, Inc., Class A (A)	395	22,914
Marine Products Corp.	742	8,570
MasterCraft Boat Holdings, Inc. (A)	427	10,508
Mattel, Inc. (A)	6,267	139,190
Nautilus, Inc. (A)	464	1,912
Peloton Interactive, Inc., Class A (A)	5,316	140,449
Polaris, Inc.	1,084	114,167
Smith & Wesson Brands, Inc.	903	13,662
Sturm Ruger & Company, Inc.	342	23,810
Vinco Ventures, Inc. (A)(B)	2,013	6,442
Vista Outdoor, Inc. (A)	1,047	37,367
YETI Holdings, Inc. (A)	1,561	93,629
		1,170,319
Multiline retail – 0.4%
Big Lots, Inc.	645	22,317
Dillard's, Inc., Class A	374	100,378
Dollar General Corp.	3,978	885,622
Dollar Tree, Inc. (A)	3,895	623,784
Franchise Group, Inc.	539	22,331
Kohl's Corp.	2,479	149,880
Macy's, Inc.	5,308	129,303
Nordstrom, Inc.	2,858	77,480
Ollie's Bargain Outlet Holdings, Inc. (A)	1,183	50,822
Target Corp.	8,299	1,761,214
		3,823,131
Specialty retail – 1.9%
Abercrombie & Fitch Company, Class A (A)	1,074	34,357
Academy Sports & Outdoors, Inc.	1,506	59,336
Advance Auto Parts, Inc.	1,078	223,103
American Eagle Outfitters, Inc.	3,071	51,593
America's Car-Mart, Inc. (A)	119	9,587
Arhaus, Inc. (A)	1,503	12,791
Asbury Automotive Group, Inc. (A)	390	62,478
AutoNation, Inc. (A)	1,128	112,326
AutoZone, Inc. (A)	361	738,093
Barnes & Noble Education, Inc. (A)	1,158	4,146
Bath & Body Works, Inc.	4,629	221,266
Bed Bath & Beyond, Inc. (A)	1,937	43,641
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Best Buy Company, Inc.	4,265	$387,689
Big 5 Sporting Goods Corp. (B)	321	5,505
Boot Barn Holdings, Inc. (A)	531	50,333
Brilliant Earth Group, Inc., Class A (A)	1,474	15,167
Build-A-Bear Workshop, Inc.	144	2,632
Burlington Stores, Inc. (A)	1,133	206,399
Caleres, Inc.	774	14,961
Camping World Holdings, Inc., Class A (B)	1,591	44,468
CarMax, Inc. (A)	2,808	270,916
Carvana Company (A)	3,047	363,477
Chico's FAS, Inc. (A)	2,330	11,184
Citi Trends, Inc. (A)	191	5,849
Conn's, Inc. (A)	510	7,859
Designer Brands, Inc., Class A (A)	1,409	19,036
Destination XL Group, Inc. (A)	752	3,670
Dick's Sporting Goods, Inc. (B)	1,510	151,030
Enjoy Technology, Inc. (A)(B)	1,198	4,552
EVgo, Inc. (A)(B)	4,917	63,233
Express, Inc. (A)	817	2,909
Five Below, Inc. (A)	996	157,737
Floor & Decor Holdings, Inc., Class A (A)	1,885	152,685
Foot Locker, Inc.	1,758	52,142
GameStop Corp., Class A (A)(B)	1,360	226,549
Genesco, Inc. (A)	296	18,829
Group 1 Automotive, Inc.	303	50,852
Guess?, Inc.	1,272	27,793
Haverty Furniture Companies, Inc.	406	11,133
Hibbett, Inc.	306	13,568
J. Jill, Inc. (A)	28	425
JOANN, Inc. (B)	421	4,804
Kirkland's, Inc. (A)	147	1,366
Lazydays Holdings, Inc. (A)	67	1,352
Leslie's, Inc. (A)	3,078	59,590
Lithia Motors, Inc.	508	152,461
LL Flooring Holdings, Inc. (A)	701	9,828
LMP Automotive Holdings, Inc. (A)	214	1,070
Lowe's Companies, Inc.	11,645	2,354,503
MarineMax, Inc. (A)	429	17,272
Monro, Inc.	639	28,333
Murphy USA, Inc.	439	87,782
National Vision Holdings, Inc. (A)	1,537	66,967
OneWater Marine, Inc., Class A	187	6,442
O'Reilly Automotive, Inc. (A)	1,158	793,184
Party City Holdco, Inc. (A)	1,740	6,229
Penske Automotive Group, Inc.	1,335	125,116
Petco Health & Wellness Company, Inc. (A)	3,669	71,802
Rent-A-Center, Inc.	1,196	30,127
RH (A)	372	121,305
Ross Stores, Inc.	6,115	553,163
Sally Beauty Holdings, Inc. (A)	2,075	32,432
Shoe Carnival, Inc.	550	16,038
Signet Jewelers, Ltd.	943	68,556
Sleep Number Corp. (A)	444	22,515
Sonic Automotive, Inc., Class A	786	33,413
Sportsman's Warehouse Holdings, Inc. (A)	611	6,532
The Aaron's Company, Inc.	685	13,755
The Buckle, Inc.	892	29,472
The Cato Corp., Class A	560	8,210
The Children's Place, Inc. (A)	273	13,459
The Container Store Group, Inc. (A)	658	5,376
The Gap, Inc.	6,757	95,139

289

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The Home Depot, Inc.	18,056	$5,404,702
The ODP Corp. (A)	969	44,409
The TJX Companies, Inc.	20,630	1,249,765
Tilly's, Inc., Class A	687	6,430
Torrid Holdings, Inc. (A)	1,663	10,078
Tractor Supply Company	1,965	458,572
TravelCenters of America, Inc. (A)	191	8,205
Ulta Beauty, Inc. (A)	945	376,318
Urban Outfitters, Inc. (A)	1,825	45,826
Victoria's Secret & Company (A)	1,554	79,813
Volta, Inc. (A)	1,296	3,953
Vroom, Inc. (A)	2,301	6,121
Warby Parker, Inc., Class A (A)	1,697	57,376
Williams-Sonoma, Inc.	1,310	189,950
Winmark Corp.	75	16,500
Zumiez, Inc. (A)	498	19,029
		16,729,939
Textiles, apparel and luxury goods – 0.7%
Allbirds, Inc., Class A (A)	1,736	10,433
Carter's, Inc.	593	54,550
Columbia Sportswear Company	1,104	99,945
Crocs, Inc. (A)	1,070	81,748
Culp, Inc.	350	2,779
Deckers Outdoor Corp. (A)	438	119,911
Fossil Group, Inc. (A)	1,102	10,623
G-III Apparel Group, Ltd. (A)	960	25,968
Hanesbrands, Inc.	6,267	93,316
Kontoor Brands, Inc.	1,067	44,120
Levi Strauss & Company, Class A	7,232	142,904
Movado Group, Inc.	465	18,158
NIKE, Inc., Class B	27,377	3,683,849
Oxford Industries, Inc.	331	29,956
PVH Corp.	1,268	97,141
Ralph Lauren Corp.	1,327	150,535
Rocky Brands, Inc.	191	7,944
Skechers USA, Inc., Class A (A)	2,806	114,373
Steven Madden, Ltd.	1,517	58,617
Superior Group of Companies, Inc.	407	7,265
Tapestry, Inc.	5,025	186,679
Under Armour, Inc., Class A (A)	7,212	122,748
Unifi, Inc. (A)	438	7,928
Vera Bradley, Inc. (A)	773	5,929
VF Corp.	6,938	394,495
Wolverine World Wide, Inc.	1,556	35,103
		5,607,017
		106,507,735
Consumer staples – 6.1%
Beverages – 1.4%
Brown-Forman Corp., Class B	8,312	557,070
Celsius Holdings, Inc. (A)	1,351	74,548
Coca-Cola Consolidated, Inc.	171	84,961
Constellation Brands, Inc., Class A	3,229	743,703
Keurig Dr. Pepper, Inc.	25,011	947,917
MGP Ingredients, Inc.	345	29,529
Molson Coors Beverage Company, Class B	3,843	205,139
Monster Beverage Corp. (A)	9,254	739,395
National Beverage Corp.	1,726	75,081
PepsiCo, Inc.	23,906	4,001,386
Primo Water Corp.	398	5,672
The Boston Beer Company, Inc., Class A (A)	221	85,852
The Coca-Cola Company	74,883	4,642,746
The Duckhorn Portfolio, Inc. (A)	1,652	30,050
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Zevia PBC, Class A (A)	777	$3,551
		12,226,600
Food and staples retailing – 1.7%
Albertsons Companies, Inc., Class A	8,040	267,330
BJ's Wholesale Club Holdings, Inc. (A)	2,465	166,659
Blue Apron Holdings, Inc., Class A (A)	262	1,061
Casey's General Stores, Inc.	628	124,451
Costco Wholesale Corp.	7,641	4,400,070
Grocery Outlet Holding Corp. (A)	1,797	58,906
HF Foods Group, Inc. (A)	1,021	6,800
Ingles Markets, Inc., Class A	340	30,277
Natural Grocers by Vitamin Cottage, Inc.	523	10,251
Performance Food Group Company (A)	2,758	140,410
PriceSmart, Inc.	622	49,057
Rite Aid Corp. (A)	1,178	10,308
SpartanNash Company	831	27,415
Sprouts Farmers Market, Inc. (A)	2,029	64,887
Sysco Corp.	9,005	735,258
The Andersons, Inc.	755	37,946
The Chefs' Warehouse, Inc. (A)	665	21,679
The Kroger Company	12,897	739,901
U.S. Foods Holding Corp. (A)	4,092	153,982
United Natural Foods, Inc. (A)	1,030	42,591
Village Super Market, Inc., Class A	374	9,163
Walgreens Boots Alliance, Inc.	14,962	669,849
Walmart, Inc.	47,981	7,145,331
Weis Markets, Inc.	502	35,853
		14,949,435
Food products – 1.1%
Alico, Inc.	195	7,324
Archer-Daniels-Midland Company	9,679	873,627
B&G Foods, Inc. (B)	1,224	33,024
Beyond Meat, Inc. (A)(B)	1,148	55,460
Bunge, Ltd.	2,430	269,268
Calavo Growers, Inc.	372	13,559
Cal-Maine Foods, Inc.	905	49,974
Campbell Soup Company	5,137	228,956
Conagra Brands, Inc.	8,485	284,841
Darling Ingredients, Inc. (A)	2,878	231,334
Flowers Foods, Inc.	3,822	98,264
Fresh Del Monte Produce, Inc.	1,036	26,843
Freshpet, Inc. (A)	763	78,314
General Mills, Inc.	10,330	699,548
Hormel Foods Corp.	8,869	457,108
Hostess Brands, Inc. (A)	2,675	58,690
Ingredion, Inc.	1,127	98,218
J&J Snack Foods Corp.	392	60,799
John B. Sanfilippo & Son, Inc.	247	20,610
Kellogg Company	5,604	361,402
Laird Superfood, Inc. (A)	38	137
Lamb Weston Holdings, Inc.	2,655	159,061
Lancaster Colony Corp.	432	64,433
Landec Corp. (A)	729	8,442
Limoneira Company	402	5,901
McCormick & Company, Inc.	4,663	465,367
Mission Produce, Inc. (A)	643	8,134
Mondelez International, Inc., Class A	24,164	1,517,016
Pilgrim's Pride Corp. (A)	4,352	109,235
Post Holdings, Inc. (A)	1,120	77,571
Sanderson Farms, Inc.	331	62,059
Seaboard Corp.	16	67,288
Seneca Foods Corp., Class A (A)	231	11,906
Sovos Brands, Inc. (A)	1,290	18,292
The Hain Celestial Group, Inc. (A)	1,813	62,367
The Hershey Company	3,454	748,240

290

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
The J.M. Smucker Company	1,579	$213,812
The Kraft Heinz Company	21,366	841,607
The Simply Good Foods Company (A)	1,833	69,562
Tootsie Roll Industries, Inc.	1,341	46,883
TreeHouse Foods, Inc. (A)	1,100	35,486
Tyson Foods, Inc., Class A	6,279	562,787
Vital Farms, Inc. (A)	450	5,562
		9,168,311
Household products – 1.1%
Central Garden & Pet Company, Class A (A)	1,140	46,489
Church & Dwight Company, Inc.	4,274	424,750
Colgate-Palmolive Company	14,592	1,106,511
Energizer Holdings, Inc.	1,319	40,572
Kimberly-Clark Corp.	5,698	701,766
Oil-Dri Corp. of America	183	5,243
Reynolds Consumer Products, Inc.	2,843	83,414
Spectrum Brands Holdings, Inc.	733	65,032
The Clorox Company	2,119	294,605
The Procter & Gamble Company	41,865	6,396,972
WD-40 Company	246	45,075
		9,210,429
Personal products – 0.3%
BellRing Brands, Inc. (A)	2,012	46,437
Coty, Inc., Class A (A)	13,695	123,118
Edgewell Personal Care Company	1,035	37,953
elf Beauty, Inc. (A)	1,002	25,882
Herbalife Nutrition, Ltd. (A)	2,010	61,024
Inter Parfums, Inc.	609	53,622
Medifast, Inc.	216	36,888
Nature's Sunshine Products, Inc. (A)	585	9,840
Nu Skin Enterprises, Inc., Class A	977	46,779
Olaplex Holdings, Inc. (A)	11,131	173,978
Revlon, Inc., Class A (A)	1,150	9,281
The Estee Lauder Companies, Inc., Class A	6,277	1,709,353
The Honest Company, Inc. (A)	1,180	6,148
Thorne HealthTech, Inc. (A)	552	3,511
USANA Health Sciences, Inc. (A)	350	27,808
Veru, Inc. (A)	1,088	5,255
		2,376,877
Tobacco – 0.5%
22nd Century Group, Inc. (A)	3,256	7,554
Altria Group, Inc.	31,790	1,661,028
Philip Morris International, Inc.	26,932	2,529,992
Turning Point Brands, Inc.	361	12,278
Universal Corp.	441	25,609
Vector Group, Ltd.	2,811	33,844
		4,270,305
		52,201,957
Energy – 4.2%
Energy equipment and services – 0.4%
Archrock, Inc.	3,041	28,068
Baker Hughes Company	18,262	664,919
Bristow Group, Inc. (A)	260	9,641
Cactus, Inc., Class A	1,384	78,528
ChampionX Corp. (A)	3,261	79,829
DMC Global, Inc. (A)	314	9,577
Dril-Quip, Inc. (A)	785	29,320
Exterran Corp. (A)	1,489	9,247
Halliburton Company	15,728	595,619
Helix Energy Solutions Group, Inc. (A)	3,143	15,024
Helmerich & Payne, Inc.	2,014	86,159
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
KLX Energy Services Holdings, Inc. (A)	86	$445
Liberty Oilfield Services, Inc., Class A (A)	2,697	39,970
Mammoth Energy Services, Inc. (A)	344	733
Nabors Industries, Ltd. (A)	179	27,337
National Energy Services Reunited Corp. (A)	1,682	14,129
Newpark Resources, Inc. (A)	2,201	8,056
NexTier Oilfield Solutions, Inc. (A)	4,459	41,201
NOV, Inc.	7,253	142,231
Oceaneering International, Inc. (A)	1,924	29,168
Oil States International, Inc. (A)	1,360	9,452
Patterson-UTI Energy, Inc.	4,208	65,140
ProPetro Holding Corp. (A)	1,939	27,010
RPC, Inc. (A)	4,336	46,265
Schlumberger NV	24,555	1,014,367
SEACOR Marine Holdings, Inc. (A)	67	541
Select Energy Services, Inc., Class A (A)	2,431	20,834
Solaris Oilfield Infrastructure, Inc., Class A	1,111	12,543
TETRA Technologies, Inc. (A)	1,157	4,755
Tidewater, Inc. (A)	820	17,827
USA Compression Partners LP	2,120	37,333
		3,165,268
Oil, gas and consumable fuels – 3.8%
Aemetis, Inc. (A)	638	8,083
Alliance Resource Partners LP	2,471	38,128
Alto Ingredients, Inc. (A)	841	5,736
Amplify Energy Corp. (A)	157	864
Antero Midstream Corp.	8,691	94,471
Antero Resources Corp. (A)	5,638	172,128
APA Corp.	6,531	269,926
Arch Resources, Inc.	237	32,559
Archaea Energy, Inc. (A)	1,370	30,044
Black Stone Minerals LP	4,760	64,070
BP Midstream Partners LP	1,216	20,575
Brigham Minerals, Inc., Class A	1,168	29,842
California Resources Corp.	1,269	56,762
Callon Petroleum Company (A)	932	55,063
Calumet Specialty Products Partners LP (A)	1,619	22,035
Centennial Resource Development, Inc., Class A (A)	5,240	42,287
Centrus Energy Corp., Class A (A)	198	6,673
Cheniere Energy, Inc.	4,428	613,942
Chesapeake Energy Corp.	1,955	170,085
Chevron Corp.	33,244	5,413,121
Civitas Resources, Inc.	958	57,202
Clean Energy Fuels Corp. (A)	4,254	33,777
CNX Resources Corp. (A)	4,230	87,646
Comstock Resources, Inc. (A)	3,787	49,420
ConocoPhillips	22,917	2,291,700
CONSOL Energy, Inc. (A)	636	23,933
Continental Resources, Inc.	6,521	399,933
Coterra Energy, Inc.	13,701	369,516
Crescent Energy, Inc., Class A	2,209	38,304
Crestwood Equity Partners LP	1,830	54,754
CrossAmerica Partners LP	693	15,114
CVR Energy, Inc.	1,445	36,905
DCP Midstream LP	3,813	127,964
Delek Logistics Partners LP	535	23,535
Delek US Holdings, Inc. (A)	1,558	33,061
Denbury, Inc. (A)	828	65,056
Devon Energy Corp.	11,947	706,426
Diamondback Energy, Inc.	3,239	444,002

291

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Dorchester Minerals LP	821	$21,305
Dorian LPG, Ltd.	943	13,664
DT Midstream, Inc.	1,701	92,296
Energy Transfer LP	53,450	598,106
EnLink Midstream LLC (A)	9,120	88,008
Enterprise Products Partners LP	36,288	936,593
Enviva, Inc.	868	68,702
EOG Resources, Inc.	10,204	1,216,623
EQT Corp.	6,413	220,671
Equitrans Midstream Corp.	8,041	67,866
Exxon Mobil Corp.	73,428	6,064,419
Genesis Energy LP	2,417	28,303
Gevo, Inc. (A)	3,343	15,645
Global Partners LP	792	21,598
Green Plains Partners LP	503	7,122
Green Plains, Inc. (A)	849	26,327
Gulfport Energy Corp. (A)	298	26,766
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	5,464	584,867
Hess Midstream LP, Class A	701	21,030
HF Sinclair Corp. (A)	3,024	120,506
HighPeak Energy, Inc.	1,453	32,257
Holly Energy Partners LP	1,975	34,938
International Seaways, Inc.	416	7,505
Kimbell Royalty Partners LP	1,094	17,788
Kinder Morgan, Inc.	38,418	726,484
Laredo Petroleum, Inc. (A)	264	20,893
LinnCo LLC (A)(C)	2,890	0
Magellan Midstream Partners LP	3,296	161,735
Magnolia Oil & Gas Corp., Class A	4,348	102,830
Marathon Oil Corp.	14,014	351,892
Marathon Petroleum Corp.	10,777	921,434
Matador Resources Company	2,130	112,847
MPLX LP	17,953	595,681
Murphy Oil Corp.	2,467	99,642
NACCO Industries, Inc., Class A	187	7,334
Natural Resource Partners LP	290	12,395
New Fortress Energy, Inc.	3,618	154,163
NextDecade Corp. (A)	1,344	8,897
Northern Oil and Gas, Inc.	973	27,429
NuStar Energy LP	2,314	33,368
Oasis Petroleum, Inc.	289	42,281
Occidental Petroleum Corp.	16,504	936,437
ONEOK, Inc.	7,893	557,483
Ovintiv, Inc.	4,448	240,503
PBF Energy, Inc., Class A (A)	2,277	55,490
PBF Logistics LP	1,384	19,404
PDC Energy, Inc.	1,834	133,295
Peabody Energy Corp. (A)	2,102	51,562
Phillips 66	9,586	828,135
Pioneer Natural Resources Company	4,241	1,060,377
Plains All American Pipeline LP	12,783	137,545
Plains GP Holdings LP, Class A (A)	3,615	41,753
Range Resources Corp. (A)	4,676	142,057
Ranger Oil Corp., Class A (A)	135	4,662
Rattler Midstream LP	2,920	40,792
Renewable Energy Group, Inc. (A)	765	46,397
REX American Resources Corp. (A)	157	15,637
Riley Exploration Permian, Inc.	118	2,959
SandRidge Energy, Inc. (A)	462	7,401
SFL Corp., Ltd.	2,278	23,190
Shell Midstream Partners LP	5,552	78,949
SilverBow Resources, Inc. (A)	168	5,376
SM Energy Company	2,191	85,339
Southwestern Energy Company (A)	16,800	120,456
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Sprague Resources LP	617	$10,199
Sunoco LP	1,303	53,215
Talos Energy, Inc. (A)	1,148	18,127
Targa Resources Corp.	4,085	308,295
Teekay Corp. (A)	2,383	7,554
Tellurian, Inc. (A)	7,716	40,895
Texas Pacific Land Corp.	129	174,422
The Williams Companies, Inc.	20,941	699,639
Uranium Energy Corp. (A)	4,770	21,894
Valero Energy Corp.	7,180	729,057
Vertex Energy, Inc. (A)(B)	861	8,558
Viper Energy Partners LP	3,095	91,519
W&T Offshore, Inc. (A)	3,111	11,884
Western Midstream Partners LP	7,462	188,192
Whiting Petroleum Corp.	580	47,276
World Fuel Services Corp.	1,250	33,800
		32,796,577
		35,961,845
Financials – 11.4%
Banks – 3.9%
1st Source Corp.	559	25,854
Allegiance Bancshares, Inc.	511	22,831
Amerant Bancorp, Inc.	655	20,691
American National Bankshares, Inc.	218	8,214
Ameris Bancorp	1,382	60,642
Ames National Corp.	260	6,464
Arrow Financial Corp.	442	14,330
Associated Banc-Corp.	2,795	63,614
Atlantic Union Bankshares Corp.	1,681	61,676
Banc of California, Inc.	1,367	26,465
BancFirst Corp.	701	58,330
Bank of America Corp.	141,875	5,848,088
Bank of Hawaii Corp.	693	58,157
Bank of Marin Bancorp	328	11,503
Bank OZK	2,231	95,264
BankFinancial Corp.	481	4,983
BankUnited, Inc.	1,740	76,490
Bankwell Financial Group, Inc.	211	7,138
Banner Corp.	760	44,483
Bar Harbor Bankshares	435	12,450
BayCom Corp.	336	7,315
BCB Bancorp, Inc.	577	10,530
Berkshire Hills Bancorp, Inc.	1,028	29,781
BOK Financial Corp.	1,118	105,036
Brookline Bancorp, Inc.	1,813	28,682
Business First Bancshares, Inc.	293	7,129
Byline Bancorp, Inc.	825	22,011
Cadence Bank	3,193	93,427
Cambridge Bancorp	93	7,905
Camden National Corp.	400	18,816
Capital City Bank Group, Inc.	465	12,257
Capstar Financial Holdings, Inc.	374	7,884
Cathay General Bancorp	1,283	57,414
CBTX, Inc.	597	18,507
Central Pacific Financial Corp.	579	16,154
Central Valley Community Bancorp	357	8,336
Chemung Financial Corp.	161	7,517
Citigroup, Inc.	34,154	1,823,824
Citizens & Northern Corp.	324	7,899
Citizens Financial Group, Inc.	7,007	317,627
City Holding Company	404	31,795
Civista Bancshares, Inc.	342	8,242
CNB Financial Corp.	426	11,212
Codorus Valley Bancorp, Inc.	267	5,874
Columbia Banking System, Inc.	1,479	47,727

292

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Comerica, Inc.	2,345	$212,058
Commerce Bancshares, Inc.	1,726	123,564
Community Bank System, Inc.	863	60,539
Community Trust Bancorp, Inc.	310	12,772
ConnectOne Bancorp, Inc.	882	28,233
Cullen/Frost Bankers, Inc.	1,137	157,372
Customers Bancorp, Inc. (A)	631	32,900
Dime Community Bancshares, Inc.	892	30,836
Eagle Bancorp, Inc.	547	31,184
East West Bancorp, Inc.	2,465	194,784
Eastern Bankshares, Inc.	1,120	24,125
Enterprise Bancorp, Inc.	327	13,119
Enterprise Financial Services Corp.	834	39,457
Equity Bancshares, Inc., Class A	331	10,695
Esquire Financial Holdings, Inc. (A)	291	9,781
Farmers & Merchants Bancorp, Inc.	233	8,423
FB Financial Corp.	964	42,821
Fidelity D&D Bancorp, Inc.	112	5,200
Fifth Third Bancorp	11,941	513,941
Financial Institutions, Inc.	417	12,564
First Bancorp (North Carolina)	687	28,696
First Bancorp (Puerto Rico)	3,172	41,617
First Busey Corp.	1,265	32,055
First Citizens BancShares, Inc., Class A	221	147,098
First Commonwealth Financial Corp.	2,106	31,927
First Community Bankshares, Inc.	247	6,968
First Financial Bancorp	2,135	49,212
First Financial Bankshares, Inc.	2,542	112,153
First Financial Corp.	338	14,629
First Financial Northwest, Inc.	388	6,639
First Hawaiian, Inc.	2,545	70,980
First Horizon Corp.	10,207	239,762
First Internet Bancorp	224	9,634
First Interstate BancSystem, Inc., Class A	2,298	84,497
First Merchants Corp.	1,109	46,134
First Republic Bank	2,911	471,873
Flushing Financial Corp.	465	10,393
FNB Corp.	6,123	76,231
Fulton Financial Corp.	2,866	47,633
FVCBankcorp, Inc. (A)	432	8,964
German American Bancorp, Inc.	635	24,124
Glacier Bancorp, Inc.	1,985	99,806
Great Southern Bancorp, Inc.	369	21,775
Guaranty Bancshares, Inc.	278	9,730
Hancock Whitney Corp.	1,723	89,854
Hanmi Financial Corp.	645	15,873
HarborOne Bancorp, Inc.	1,624	22,768
Heartland Financial USA, Inc.	771	36,877
Heritage Commerce Corp.	1,034	11,633
Heritage Financial Corp.	813	20,374
Hilltop Holdings, Inc.	1,026	30,164
Home BancShares, Inc.	3,102	70,105
HomeStreet, Inc.	402	19,047
Hope Bancorp, Inc.	2,740	44,059
Horizon Bancorp, Inc.	951	17,755
Huntington Bancshares, Inc.	25,395	371,275
Independent Bank Corp. (Massachusetts)	711	58,082
Independent Bank Corp. (Michigan)	561	12,342
Independent Bank Group, Inc.	910	64,756
International Bancshares Corp.	1,166	49,217
Investar Holding Corp.	319	6,090
Investors Bancorp, Inc.	4,291	64,065
JPMorgan Chase & Co.	51,081	6,963,362
KeyCorp	15,697	351,299
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Lakeland Bancorp, Inc.	1,308	$21,844
Lakeland Financial Corp.	520	37,960
Live Oak Bancshares, Inc.	804	40,916
M&T Bank Corp.	1,974	334,593
Macatawa Bank Corp.	926	8,343
Mercantile Bank Corp.	434	15,372
Meta Financial Group, Inc.	629	34,545
Metropolitan Bank Holding Corp. (A)	184	18,726
Midland States Bancorp, Inc.	539	15,556
MidWestOne Financial Group, Inc.	336	11,122
MVB Financial Corp.	370	15,355
National Bank Holdings Corp., Class A	721	29,042
National Bankshares, Inc.	188	6,992
NBT Bancorp, Inc.	501	18,101
Nicolet Bankshares, Inc. (A)	105	9,825
Northrim BanCorp, Inc.	222	9,673
Northwest Bancshares, Inc.	2,105	28,439
Norwood Financial Corp.	211	6,032
OceanFirst Financial Corp.	1,155	23,216
OFG Bancorp	1,126	29,997
Old National Bancorp	4,364	71,482
Old Second Bancorp, Inc.	816	11,840
Origin Bancorp, Inc.	516	21,822
Pacific Premier Bancorp, Inc.	1,278	45,177
PacWest Bancorp	2,065	89,063
Park National Corp.	210	27,590
Peapack-Gladstone Financial Corp.	485	16,854
Penns Woods Bancorp, Inc.	222	5,423
Peoples Bancorp of North Carolina, Inc.	237	6,802
Peoples Bancorp, Inc.	778	24,359
People's United Financial, Inc.	7,377	147,466
Pinnacle Financial Partners, Inc.	1,369	126,058
Popular, Inc.	399	32,614
Preferred Bank	341	25,265
Primis Financial Corp.	655	9,157
Prosperity Bancshares, Inc.	925	64,177
QCR Holdings, Inc.	353	19,976
RBB Bancorp	407	9,560
Red River Bancshares, Inc.	155	8,201
Regions Financial Corp.	16,840	374,858
Renasant Corp.	1,124	37,598
Republic Bancorp, Inc., Class A	425	19,100
Republic First Bancorp, Inc. (A)	1,584	8,173
S&T Bancorp, Inc.	768	22,717
Sandy Spring Bancorp, Inc.	750	33,690
Seacoast Banking Corp. of Florida	1,186	41,534
ServisFirst Bancshares, Inc.	997	95,004
Shore Bancshares, Inc.	488	9,994
Sierra Bancorp	373	9,318
Signature Bank	1,007	295,544
Silvergate Capital Corp., Class A (A)	431	64,896
Simmons First National Corp., Class A	1,970	51,653
South Plains Financial, Inc.	426	11,323
Southern First Bancshares, Inc. (A)	207	10,524
Southside Bancshares, Inc.	820	33,481
SouthState Corp.	1,328	108,352
Spirit of Texas Bancshares, Inc.	334	8,778
Stock Yards Bancorp, Inc.	419	22,165
Summit Financial Group, Inc.	334	8,547
SVB Financial Group (A)	1,028	575,115
Synovus Financial Corp.	2,710	132,790
Texas Capital Bancshares, Inc. (A)	987	56,565
The Bancorp, Inc. (A)	1,124	31,843
The Bank of Princeton	248	7,155
The First Bancorp, Inc.	302	9,084

293

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
The First of Long Island Corp.	648	$12,610
The PNC Financial Services Group, Inc.	7,243	1,335,971
Tompkins Financial Corp.	330	25,829
Towne Bank	1,654	49,521
TriCo Bancshares	636	25,459
TriState Capital Holdings, Inc. (A)	675	22,430
Triumph Bancorp, Inc. (A)	474	44,565
Truist Financial Corp.	23,172	1,313,852
Trustmark Corp.	1,219	37,045
U.S. Bancorp	25,608	1,361,065
UMB Financial Corp.	563	54,701
Umpqua Holdings Corp.	4,355	82,135
United Bankshares, Inc.	2,146	74,852
United Community Banks, Inc.	1,695	58,986
Unity Bancorp, Inc.	355	9,933
Univest Financial Corp.	733	19,615
Valley National Bancorp	7,874	102,519
Veritex Holdings, Inc.	1,027	39,201
Washington Trust Bancorp, Inc.	335	17,588
Webster Financial Corp.	3,355	188,283
Wells Fargo & Company	69,097	3,348,441
WesBanco, Inc.	1,220	41,919
West BanCorp, Inc.	463	12,598
Western Alliance Bancorp	1,862	154,211
Wintrust Financial Corp.	1,057	98,227
Zions Bancorp NA	2,660	174,390
		33,080,745
Capital markets – 3.2%
Affiliated Managers Group, Inc.	750	105,713
AllianceBernstein Holding LP	1,953	91,830
Ameriprise Financial, Inc.	1,945	584,200
Apollo Investment Corp.	1,528	20,200
Ares Capital Corp. (B)	8,591	179,981
Ares Management Corp., Class A	4,922	399,814
Artisan Partners Asset Management, Inc., Class A	1,550	60,993
AssetMark Financial Holdings, Inc. (A)	1,278	28,436
Associated Capital Group, Inc., Class A	454	19,027
Bain Capital Specialty Finance, Inc.	1,190	18,552
Barings BDC, Inc.	1,926	19,915
BGC Partners, Inc., Class A	7,348	32,331
BlackRock Capital Investment Corp.	2,127	8,955
BlackRock TCP Capital Corp.	1,134	16,216
BlackRock, Inc.	2,622	2,003,654
Blucora, Inc. (A)	1,076	21,036
Bridge Investment Group Holdings, Inc., Class A	1,456	29,630
Capital Southwest Corp.	445	10,560
Cboe Global Markets, Inc.	1,904	217,856
CME Group, Inc.	6,220	1,479,489
Cohen & Steers, Inc.	930	79,878
Coinbase Global, Inc., Class A (A)	3,735	709,127
Cowen, Inc., Class A	420	11,382
Diamond Hill Investment Group, Inc.	83	15,546
Donnelley Financial Solutions, Inc. (A)	686	22,816
Ellington Financial, Inc.	880	15,620
Evercore, Inc., Class A	743	82,711
FactSet Research Systems, Inc.	632	274,383
Federated Hermes, Inc.	1,908	64,986
Fidus Investment Corp.	605	12,209
Focus Financial Partners, Inc., Class A (A)	1,365	62,435
Franklin Resources, Inc.	8,892	248,265
FS KKR Capital Corp.	3,921	89,477
GAMCO Investors, Inc., Class A	443	9,795
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Gladstone Capital Corp.	801	$9,444
Gladstone Investment Corp.	797	12,856
Goldman Sachs BDC, Inc.	967	18,963
Golub Capital BDC, Inc.	1,363	20,731
Hamilton Lane, Inc., Class A	1,002	77,445
Hercules Capital, Inc.	2,271	41,037
Houlihan Lokey, Inc.	1,199	105,272
Interactive Brokers Group, Inc., Class A	1,612	106,247
Intercontinental Exchange, Inc.	9,750	1,288,170
Invesco, Ltd.	8,371	193,035
Jefferies Financial Group, Inc.	3,974	130,546
Lazard, Ltd., Class A	2,068	71,346
LPL Financial Holdings, Inc.	1,424	260,136
Main Street Capital Corp.	1,316	56,114
MarketAxess Holdings, Inc.	691	235,078
MarketWise, Inc. (A)	5,323	25,125
Moelis & Company, Class A	1,258	59,063
Monroe Capital Corp.	561	6,053
Moody's Corp.	3,214	1,084,436
Morgan Stanley	31,121	2,719,975
Morningstar, Inc.	757	206,790
MSCI, Inc.	1,429	718,616
Nasdaq, Inc.	2,794	497,891
New Mountain Finance Corp.	2,060	28,531
Newtek Business Services Corp.	477	12,736
Northern Trust Corp.	3,051	355,289
Oaktree Specialty Lending Corp.	2,519	18,565
Open Lending Corp., Class A (A)	2,053	38,822
Oppenheimer Holdings, Inc., Class A	169	7,365
Owl Rock Capital Corp.	4,673	69,067
Oxford Square Capital Corp.	1,411	5,912
P10, Inc., Class A (A)	510	6,181
P10, Inc., Class B (A)	665	8,060
PennantPark Floating Rate Capital, Ltd.	874	11,808
PennantPark Investment Corp.	1,841	14,323
Perella Weinberg Partners	815	7,702
Piper Sandler Companies	319	41,869
Portman Ridge Finance Corp.	340	8,221
Prospect Capital Corp.	8,135	67,358
Pzena Investment Management, Inc., Class A	1,693	13,578
Raymond James Financial, Inc.	3,624	398,314
Robinhood Markets, Inc., Class A (A)(B)	14,944	201,893
S&P Global, Inc.	4,176	1,712,912
Sculptor Capital Management, Inc.	1,110	15,462
SEI Investments Company	2,654	159,797
Sixth Street Specialty Lending, Inc.	1,483	34,539
SLR Investment Corp.	825	14,957
SLR Senior Investment Corp.	444	6,287
State Street Corp.	6,212	541,189
Stellus Capital Investment Corp.	500	6,945
StepStone Group, Inc., Class A	1,560	51,574
Stifel Financial Corp.	1,931	131,115
StoneX Group, Inc. (A)	429	31,845
T. Rowe Price Group, Inc.	3,937	595,235
TCG BDC, Inc.	1,406	20,232
The Bank of New York Mellon Corp.	14,377	713,531
The Blackstone Group, Inc.	12,005	1,523,915
The Carlyle Group, Inc.	6,347	310,432
The Charles Schwab Corp.	31,524	2,657,788
The Goldman Sachs Group, Inc.	5,862	1,935,066
Tradeweb Markets, Inc., Class A	4,165	365,979
TriplePoint Venture Growth BDC Corp.	568	9,917
Victory Capital Holdings, Inc., Class A	1,360	39,263
Virtu Financial, Inc., Class A	3,293	122,565

294

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Virtus Investment Partners, Inc.	128	$30,719
WhiteHorse Finance, Inc.	557	8,400
WisdomTree Investments, Inc.	3,365	19,753
		27,366,398
Consumer finance – 0.6%
Ally Financial, Inc.	6,328	275,141
American Express Company	13,463	2,517,581
Atlanticus Holdings Corp. (A)	243	12,585
Capital One Financial Corp.	7,319	960,912
Credit Acceptance Corp. (A)	282	155,204
Curo Group Holdings Corp.	881	11,497
Discover Financial Services	5,106	562,630
Elevate Credit, Inc. (A)	1,491	4,562
Encore Capital Group, Inc. (A)	602	37,763
Enova International, Inc. (A)	722	27,414
EZCORP, Inc., Class A (A)	1,448	8,746
FirstCash Holdings, Inc.	795	55,920
Green Dot Corp., Class A (A)	1,032	28,359
LendingTree, Inc. (A)	258	30,875
Moneylion, Inc. (A)	3,076	7,721
Navient Corp.	2,658	45,292
Nelnet, Inc., Class A	367	31,191
OneMain Holdings, Inc.	2,241	106,246
Oportun Financial Corp. (A)	399	5,730
OppFi, Inc. (A)	1,374	4,713
PRA Group, Inc. (A)	907	40,888
PROG Holdings, Inc. (A)	1,223	35,186
Regional Management Corp.	233	11,317
SLM Corp.	5,172	94,958
Sunlight Financial Holdings, Inc. (A)(B)	1,462	7,368
Synchrony Financial	9,564	332,923
Upstart Holdings, Inc. (A)	1,379	150,435
World Acceptance Corp. (A)	133	25,515
		5,588,672
Diversified financial services – 1.6%
Berkshire Hathaway, Inc., Class A (A)	10	5,289,210
Berkshire Hathaway, Inc., Class B (A)	22,849	8,063,641
Equitable Holdings, Inc.	7,339	226,848
GWG Holdings, Inc. (A)	813	4,406
Jackson Financial, Inc., Class A	1,342	59,357
Voya Financial, Inc.	1,952	129,515
		13,772,977
Insurance – 1.8%
Aflac, Inc.	11,403	734,239
Alleghany Corp. (A)	196	166,012
American Equity Investment Life Holding Company	1,171	46,735
American Financial Group, Inc.	1,512	220,177
American International Group, Inc.	14,557	913,743
American National Group, Inc.	390	73,745
AMERISAFE, Inc.	412	20,464
Arch Capital Group, Ltd. (A)	6,857	332,016
Argo Group International Holdings, Ltd.	742	30,630
Arthur J. Gallagher & Company	3,607	629,782
Assurant, Inc.	1,010	183,648
Assured Guaranty, Ltd.	1,384	88,105
Axis Capital Holdings, Ltd.	1,644	99,413
Bright Health Group, Inc. (A)	10,245	19,773
Brighthouse Financial, Inc. (A)	1,248	64,472
Brown & Brown, Inc.	5,004	361,639
BRP Group, Inc., Class A (A)	1,594	42,767
Cincinnati Financial Corp.	2,861	388,982
Citizens, Inc. (A)	1,370	5,809
CNA Financial Corp.	4,865	236,536
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
CNO Financial Group, Inc.	2,523	$63,302
Crawford & Company, Class B	1,283	9,353
Donegal Group, Inc., Class A	786	10,540
eHealth, Inc. (A)	490	6,081
Employers Holdings, Inc.	692	28,386
Enstar Group, Ltd. (A)	196	51,185
Erie Indemnity Company, Class A	826	145,483
Everest Re Group, Ltd.	580	174,800
Fidelity National Financial, Inc.	5,105	249,328
First American Financial Corp.	1,930	125,103
Genworth Financial, Inc., Class A (A)	9,602	36,296
Globe Life, Inc.	1,425	143,355
GoHealth, Inc., Class A (A)	5,260	6,207
Goosehead Insurance, Inc., Class A	660	51,856
Hagerty, Inc., Class A (A)	1,923	20,749
HCI Group, Inc.	170	11,591
Heritage Insurance Holdings, Inc.	734	5,241
Hippo Holdings, Inc. (A)	8,118	16,155
Horace Mann Educators Corp.	900	37,647
Investors Title Company	50	10,161
Kemper Corp.	1,246	70,449
Kinsale Capital Group, Inc.	439	100,101
Lemonade, Inc. (A)(B)	1,078	28,427
Lincoln National Corp.	3,198	209,021
Loews Corp.	4,301	278,791
Markel Corp. (A)	208	306,850
Marsh & McLennan Companies, Inc.	8,748	1,490,834
MBIA, Inc. (A)	1,204	18,530
Mercury General Corp.	1,045	57,475
MetLife, Inc.	14,511	1,019,833
National Western Life Group, Inc., Class A	35	7,364
NI Holdings, Inc. (A)	641	10,871
Old Republic International Corp.	5,558	143,785
Oscar Health, Inc., Class A (A)	3,277	32,672
Palomar Holdings, Inc. (A)	514	32,891
Primerica, Inc.	705	96,458
Principal Financial Group, Inc.	4,660	342,091
ProAssurance Corp.	1,182	31,772
Prudential Financial, Inc.	6,524	770,941
Reinsurance Group of America, Inc.	1,261	138,029
RenaissanceRe Holdings, Ltd.	725	114,920
RLI Corp.	907	100,341
Root, Inc., Class A (A)	4,139	8,154
Ryan Specialty Group Holdings, Inc., Class A (A)	4,244	164,625
Safety Insurance Group, Inc.	334	30,344
Selective Insurance Group, Inc.	1,178	105,266
Selectquote, Inc. (A)	2,662	7,427
Stewart Information Services Corp.	487	29,517
The Allstate Corp.	4,827	668,588
The Hanover Insurance Group, Inc.	641	95,842
The Hartford Financial Services Group, Inc.	5,802	416,642
The Progressive Corp.	9,834	1,120,978
The Travelers Companies, Inc.	4,252	776,968
Trean Insurance Group, Inc. (A)	448	2,101
Trupanion, Inc. (A)	731	65,147
United Fire Group, Inc.	546	16,964
United Insurance Holdings Corp.	1,080	3,575
Universal Insurance Holdings, Inc.	656	8,849
Unum Group	3,143	99,036
W.R. Berkley Corp.	4,727	314,738

295

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
White Mountains Insurance Group, Ltd.	18	$20,452
		15,219,165
Mortgage real estate investment trusts – 0.1%
AGNC Investment Corp.	6,319	82,779
Angel Oak Mortgage, Inc.	54	886
Annaly Capital Management, Inc.	21,305	149,987
Apollo Commercial Real Estate Finance, Inc.	3,205	44,646
Arbor Realty Trust, Inc.	2,208	37,668
Ares Commercial Real Estate Corp.	789	12,245
ARMOUR Residential REIT, Inc.	1,413	11,869
Blackstone Mortgage Trust, Inc., Class A	2,768	87,995
BrightSpire Capital, Inc.	2,808	25,974
Broadmark Realty Capital, Inc.	2,185	18,900
Chimera Investment Corp.	3,772	45,415
Dynex Capital, Inc.	611	9,898
Ellington Residential Mortgage REIT	471	4,752
Franklin BSP Realty Trust, Inc.	474	6,627
Granite Point Mortgage Trust, Inc.	1,105	12,288
Great Ajax Corp.	553	6,487
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,402	66,497
Invesco Mortgage Capital, Inc.	3,300	7,524
KKR Real Estate Finance Trust, Inc.	1,084	22,341
Ladder Capital Corp.	2,535	30,090
MFA Financial, Inc.	9,090	36,633
New Residential Investment Corp.	8,506	93,396
New York Mortgage Trust, Inc.	5,225	19,071
Orchid Island Capital, Inc.	1,157	3,760
PennyMac Mortgage Investment Trust	1,761	29,743
Ready Capital Corp.	1,430	21,536
Redwood Trust, Inc.	2,127	22,397
Starwood Property Trust, Inc.	5,131	124,016
TPG RE Finance Trust, Inc.	1,656	19,557
Two Harbors Investment Corp.	5,815	32,157
		1,087,134
Thrifts and mortgage finance – 0.2%
Axos Financial, Inc. (A)	1,166	54,091
Bridgewater Bancshares, Inc. (A)	655	10,925
Capitol Federal Financial, Inc.	1,954	21,260
Columbia Financial, Inc. (A)	2,244	48,268
Enact Holdings, Inc.	1,803	40,117
Federal Agricultural Mortgage Corp., Class C	191	20,720
Federal Home Loan Mortgage Corp. (A)	12,537	9,842
Federal National Mortgage Association (A)	21,500	16,878
Flagstar Bancorp, Inc.	306	12,974
Home Bancorp, Inc.	185	7,546
Home Point Capital, Inc.	1,484	4,615
Kearny Financial Corp.	2,110	27,177
LoanDepot, Inc., Class A	1,864	7,736
Luther Burbank Corp.	1,316	17,490
Merchants Bancorp	927	25,381
MGIC Investment Corp.	6,208	84,118
New York Community Bancorp, Inc.	6,179	66,239
NMI Holdings, Inc., Class A (A)	1,463	30,167
Northfield Bancorp, Inc.	1,247	17,907
Ocwen Financial Corp. (A)	244	5,797
PCSB Financial Corp.	498	9,517
PennyMac Financial Services, Inc.	824	43,837
Ponce Financial Group, Inc. (A)	711	7,380
Premier Financial Corp.	968	29,359
Provident Bancorp, Inc.	677	10,981
Provident Financial Services, Inc.	1,019	23,845
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Radian Group, Inc.	3,380	$75,070
Riverview Bancorp, Inc.	881	6,652
Rocket Companies, Inc., Class A (B)	35,065	389,923
Southern Missouri Bancorp, Inc.	216	10,789
Sterling Bancorp, Inc. (A)	1,248	8,861
Territorial Bancorp, Inc.	238	5,712
TFS Financial Corp.	3,937	65,354
Timberland Bancorp, Inc.	255	6,888
TrustCo Bank Corp. NY	512	16,348
Velocity Financial, Inc. (A)	372	4,070
Walker & Dunlop, Inc.	597	77,264
Washington Federal, Inc.	1,028	33,739
Western New England Bancorp, Inc.	789	7,054
WSFS Financial Corp.	1,257	58,601
		1,420,492
		97,535,583
Health care – 12.5%
Biotechnology – 2.3%
2seventy bio, Inc. (A)	390	6,653
4D Molecular Therapeutics, Inc. (A)	496	7,500
89bio, Inc. (A)	290	1,093
Aadi Bioscience, Inc. (A)	304	5,159
AbbVie, Inc.	30,633	4,965,916
ACADIA Pharmaceuticals, Inc. (A)	3,016	73,048
Achieve Life Sciences, Inc. (A)	143	1,083
Achillion Pharmaceuticals, Inc. (A)(C)	3,410	5,128
Acorda Therapeutics, Inc. (A)	1,089	1,753
Acumen Pharmaceuticals, Inc. (A)	542	2,119
Adagio Therapeutics, Inc. (A)(B)	1,879	8,568
Adicet Bio, Inc. (A)	572	11,423
Aduro Biotech, Inc. (A)(C)	312	936
Adverum Biotechnologies, Inc. (A)	1,924	2,520
Aeglea BioTherapeutics, Inc. (A)	903	2,077
Aerovate Therapeutics, Inc. (A)	373	6,837
Agenus, Inc. (A)	4,171	10,261
Agios Pharmaceuticals, Inc. (A)	1,160	33,768
Akebia Therapeutics, Inc. (A)	3,771	2,707
Akero Therapeutics, Inc. (A)	639	9,067
Akouos, Inc. (A)	482	2,290
Albireo Pharma, Inc. (A)	301	8,979
Aldeyra Therapeutics, Inc. (A)	1,796	7,983
Alector, Inc. (A)	1,508	21,489
Aligos Therapeutics, Inc. (A)	892	1,918
Alkermes PLC (A)	3,013	79,272
Allakos, Inc. (A)	1,058	6,031
Allogene Therapeutics, Inc. (A)	2,589	23,586
Allovir, Inc. (A)	1,052	7,101
Alnylam Pharmaceuticals, Inc. (A)	2,118	345,848
Alpine Immune Sciences, Inc. (A)	365	3,274
Altimmune, Inc. (A)	589	3,587
ALX Oncology Holdings, Inc. (A)	659	11,137
Alzamend Neuro, Inc. (A)	1,857	2,284
Ambit Biosciences Corp. (A)(C)	515	309
Amgen, Inc.	9,714	2,349,039
Amicus Therapeutics, Inc. (A)	4,973	47,094
AnaptysBio, Inc. (A)	595	14,720
Anika Therapeutics, Inc. (A)	318	7,985
Anixa Biosciences, Inc. (A)	267	732
Annexon, Inc. (A)	706	1,927
Annovis Bio, Inc. (A)	176	2,350
Apellis Pharmaceuticals, Inc. (A)	1,496	76,012
Applied Genetic Technologies Corp. (A)	643	688
Applied Molecular Transport, Inc. (A)	578	4,347
Applied Therapeutics, Inc. (A)	1,062	2,241
Aprea Therapeutics, Inc. (A)	81	151

296

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Aptevo Therapeutics, Inc. (A)	400	$2,348
Aptinyx, Inc. (A)	846	1,920
AquaBounty Technologies, Inc. (A)	655	1,225
Aravive, Inc. (A)	878	1,695
Arcus Biosciences, Inc. (A)	1,192	37,620
Arcutis Biotherapeutics, Inc. (A)	769	14,811
Aridis Pharmaceuticals, Inc. (A)	495	871
Arrowhead Pharmaceuticals, Inc. (A)	1,889	86,875
Assembly Biosciences, Inc. (A)	313	645
Astria Therapeutics, Inc. (A)	687	4,610
Atara Biotherapeutics, Inc. (A)	1,373	12,755
Atossa Therapeutics, Inc. (A)	2,862	3,578
Atreca, Inc., Class A (A)	921	2,920
aTyr Pharma, Inc. (A)	237	1,268
Aura Biosciences, Inc. (A)	353	7,766
AVEO Pharmaceuticals, Inc. (A)	932	5,210
Avid Bioservices, Inc. (A)	992	20,207
Avidity Biosciences, Inc. (A)	655	12,098
Avrobio, Inc. (A)	1,365	1,802
Axcella Health, Inc. (A)	1,360	3,495
Ayala Pharmaceuticals, Inc. (A)	641	2,551
Beam Therapeutics, Inc. (A)	1,141	65,379
BioAtla, Inc. (A)	475	2,375
BioCryst Pharmaceuticals, Inc. (A)	2,966	48,227
Biogen, Inc. (A)	2,547	536,398
BioMarin Pharmaceutical, Inc. (A)	3,260	251,346
Biomea Fusion, Inc. (A)	491	2,190
Bioxcel Therapeutics, Inc. (A)	460	9,619
Black Diamond Therapeutics, Inc. (A)	960	2,659
Bluebird Bio, Inc. (A)	1,170	5,675
Blueprint Medicines Corp. (A)	1,044	66,691
Bolt Biotherapeutics, Inc. (A)	1,138	3,118
Bridgebio Pharma, Inc. (A)	2,737	27,781
Brooklyn ImmunoTherapeutics, Inc. (A)(B)	1,476	3,026
C4 Therapeutics, Inc. (A)	755	18,316
Cabaletta Bio, Inc. (A)	1,103	2,239
Calyxt, Inc. (A)	2,135	2,220
Candel Therapeutics, Inc. (A)	431	2,194
Capricor Therapeutics, Inc. (A)(B)	880	3,018
Cardiff Oncology, Inc. (A)	1,062	2,634
CareDx, Inc. (A)	890	32,921
Caribou Biosciences, Inc. (A)	895	8,216
Catalyst Pharmaceuticals, Inc. (A)	2,142	17,757
Celcuity, Inc. (A)	72	673
Celldex Therapeutics, Inc. (A)	768	26,158
CEL-SCI Corp. (A)(B)	784	3,081
Celularity, Inc. (A)(B)	1,786	15,556
Century Therapeutics, Inc. (A)	839	10,563
Checkmate Pharmaceuticals, Inc. (A)	1,186	3,783
Checkpoint Therapeutics, Inc. (A)	779	1,379
ChemoCentryx, Inc. (A)	1,259	31,563
Chimerix, Inc. (A)	1,055	4,832
Chinook Therapeutics, Inc. (A)	797	13,039
Clovis Oncology, Inc. (A)	2,846	5,749
Codiak Biosciences, Inc. (A)	715	4,483
Cogent Biosciences, Inc. (A)	816	6,112
Coherus Biosciences, Inc. (A)	1,434	18,513
Concert Pharmaceuticals, Inc. (A)	1,605	5,409
Cortexyme, Inc. (A)	576	3,565
Corvus Pharmaceuticals, Inc. (A)	1,318	2,162
Crinetics Pharmaceuticals, Inc. (A)	678	14,882
CTI BioPharma Corp. (A)	2,424	11,320
Cue Biopharma, Inc. (A)	664	3,240
Cullinan Oncology, Inc. (A)	632	6,617
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Curis, Inc. (A)	1,714	$4,079
Cyclacel Pharmaceuticals, Inc. (A)	42	128
Cyclerion Therapeutics, Inc. (A)	2,735	3,036
Cyteir Therapeutics, Inc. (A)	402	1,516
Cytokinetics, Inc. (A)	1,360	50,062
CytomX Therapeutics, Inc. (A)	1,192	3,183
Day One Biopharmaceuticals, Inc. (A)	960	9,523
Decibel Therapeutics, Inc. (A)	543	1,651
Deciphera Pharmaceuticals, Inc. (A)	1,040	9,641
Denali Therapeutics, Inc. (A)	2,075	66,753
Design Therapeutics, Inc. (A)	812	13,114
Dynavax Technologies Corp. (A)	1,897	20,563
Dyne Therapeutics, Inc. (A)	642	6,189
Eagle Pharmaceuticals, Inc. (A)	282	13,956
Editas Medicine, Inc. (A)	1,143	21,740
eFFECTOR Therapeutics, Inc. (A)(B)	584	2,342
Eiger BioPharmaceuticals, Inc. (A)	622	5,163
Eledon Pharmaceuticals, Inc. (A)	188	741
Elevation Oncology, Inc. (A)	551	1,389
Eliem Therapeutics, Inc. (A)	571	4,791
Emergent BioSolutions, Inc. (A)	1,025	42,087
Enanta Pharmaceuticals, Inc. (A)	386	27,475
Entasis Therapeutics Holdings, Inc. (A)	1,850	3,460
Entrada Therapeutics, Inc. (A)	489	4,592
Epizyme, Inc. (A)	1,858	2,137
EQRx, Inc. (A)(B)	6,419	26,510
Equillium, Inc. (A)	835	2,630
Erasca, Inc. (A)(B)	1,961	16,865
Evelo Biosciences, Inc. (A)	1,166	3,953
Exact Sciences Corp. (A)	3,078	215,214
Exagen, Inc. (A)	108	867
Exelixis, Inc. (A)	5,688	128,947
Fate Therapeutics, Inc. (A)	1,608	62,342
Fennec Pharmaceuticals, Inc. (A)	143	801
FibroGen, Inc. (A)	1,854	22,285
Finch Therapeutics Group, Inc. (A)	739	3,717
First Wave Biopharma, Inc. (A)	1,623	1,720
Flexion Therapeutics, Inc. (A)(C)	867	538
Foghorn Therapeutics, Inc. (A)	592	9,016
Forma Therapeutics Holdings, Inc. (A)	728	6,770
Forte Biosciences, Inc. (A)	1,003	1,464
Fortress Biotech, Inc. (A)	1,857	2,526
Frequency Therapeutics, Inc. (A)	850	1,802
F-star Therapeutics, Inc. (A)	714	2,535
G1 Therapeutics, Inc. (A)	777	5,905
Gain Therapeutics, Inc. (A)	90	367
Galectin Therapeutics, Inc. (A)	1,506	2,425
Galera Therapeutics, Inc. (A)	1,618	3,851
Generation Bio Company (A)	1,161	8,522
Geron Corp. (A)	4,452	6,055
Gilead Sciences, Inc.	21,600	1,284,120
Global Blood Therapeutics, Inc. (A)	1,168	40,460
GlycoMimetics, Inc. (A)	1,667	1,900
Gossamer Bio, Inc. (A)	1,462	12,690
Graphite Bio, Inc. (A)	860	4,386
Greenwich Lifesciences, Inc. (A)	123	2,413
Gritstone bio, Inc. (A)	987	4,066
GTX Corp. (A)(C)	38	0
Halozyme Therapeutics, Inc. (A)	2,610	104,087
Harpoon Therapeutics, Inc. (A)	708	3,519
HCW Biologics, Inc. (A)	838	2,288
Heron Therapeutics, Inc. (A)	1,487	8,506
Homology Medicines, Inc. (A)	999	3,037
Hookipa Pharma, Inc. (A)	753	1,717
Horizon Therapeutics PLC (A)	3,931	413,581

297

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Humacyte, Inc. (A)	1,629	$11,501
Icosavax, Inc. (A)	553	3,893
Ideaya Biosciences, Inc. (A)	547	6,121
IGM Biosciences, Inc. (A)	619	16,546
Imago Biosciences, Inc. (A)	528	10,175
Immuneering Corp., Class A (A)	361	2,336
Immunic, Inc. (A)	341	3,853
ImmunityBio, Inc. (A)	6,612	37,093
ImmunoGen, Inc. (A)	3,467	16,503
Immunome, Inc. (A)	203	1,153
Immunovant, Inc. (A)	1,756	9,676
Impel Neuropharma, Inc. (A)	519	3,306
IN8bio, Inc. (A)	585	2,030
Incyte Corp. (A)	3,956	314,186
Indaptus Therapeutics, Inc. (A)	527	2,108
Infinity Pharmaceuticals, Inc. (A)	736	839
Inhibrx, Inc. (A)	678	15,106
Inmune Bio, Inc. (A)	473	3,983
Inovio Pharmaceuticals, Inc. (A)	3,313	11,894
Inozyme Pharma, Inc. (A)	748	3,059
Insmed, Inc. (A)	1,924	45,214
Instil Bio, Inc. (A)	2,107	22,650
Intellia Therapeutics, Inc. (A)	1,264	91,855
Intercept Pharmaceuticals, Inc. (A)	671	10,917
Ionis Pharmaceuticals, Inc. (A)	2,584	95,711
Ironwood Pharmaceuticals, Inc. (A)	3,112	39,149
iTeos Therapeutics, Inc. (A)	554	17,828
IVERIC bio, Inc. (A)	1,864	31,371
Janux Therapeutics, Inc. (A)(B)	624	8,948
Jasper Therapeutics, Inc. (A)(B)	483	1,715
Jounce Therapeutics, Inc. (A)	886	6,016
KalVista Pharmaceuticals, Inc. (A)	368	5,424
Karuna Therapeutics, Inc. (A)	532	67,452
Keros Therapeutics, Inc. (A)	375	20,393
Kezar Life Sciences, Inc. (A)	542	9,008
Kiniksa Pharmaceuticals, Ltd., Class A (A)	1,104	10,974
Kinnate Biopharma, Inc. (A)	602	6,779
Kiromic BioPharma, Inc. (A)	1,498	1,279
Kodiak Sciences, Inc. (A)	899	6,940
Kronos Bio, Inc. (A)	803	5,806
Krystal Biotech, Inc. (A)	389	25,884
Kura Oncology, Inc. (A)	1,043	16,771
Kymera Therapeutics, Inc. (A)	836	35,380
Lantern Pharma, Inc. (A)	42	300
Larimar Therapeutics, Inc. (A)	512	2,074
Leap Therapeutics, Inc. (A)	2,212	3,871
Lexicon Pharmaceuticals, Inc. (A)	2,562	5,355
Ligand Pharmaceuticals, Inc. (A)	309	34,759
Lineage Cell Therapeutics, Inc. (A)	2,770	4,266
LogicBio Therapeutics, Inc. (A)	1,123	764
Lumos Pharma, Inc. (A)	43	406
Lyell Immunopharma, Inc. (A)	3,921	19,801
MacroGenics, Inc. (A)	1,031	9,083
Madrigal Pharmaceuticals, Inc. (A)	323	31,693
Magenta Therapeutics, Inc. (A)	1,319	3,825
MannKind Corp. (A)	3,858	14,197
Matinas BioPharma Holdings, Inc. (A)	5,353	4,306
MediciNova, Inc. (A)	1,166	3,113
MEI Pharma, Inc. (A)	2,438	1,469
MeiraGTx Holdings PLC (A)	698	9,667
Mersana Therapeutics, Inc. (A)	1,237	4,936
MiNK Therapeutics, Inc. (A)	1,075	2,419
Mirum Pharmaceuticals, Inc. (A)	659	14,511
Moderna, Inc. (A)	7,052	1,214,778
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Molecular Templates, Inc. (A)	1,349	$4,654
Moleculin Biotech, Inc. (A)	1,608	2,862
Monte Rosa Therapeutics, Inc. (A)	877	12,296
Morphic Holding, Inc. (A)	687	27,583
Mustang Bio, Inc. (A)	2,606	2,632
Myriad Genetics, Inc. (A)	1,496	37,699
Natera, Inc. (A)	1,602	65,169
Neoleukin Therapeutics, Inc. (A)	455	855
NeuroBo Pharmaceuticals, Inc. (A)	905	816
Neurocrine Biosciences, Inc. (A)	1,740	163,125
NexImmune, Inc. (A)	655	2,758
NextCure, Inc. (A)	542	2,634
Nkarta, Inc. (A)	548	6,236
Northwest Biotherapeutics, Inc. (A)	11,656	8,124
Novavax, Inc. (A)(B)	1,306	96,187
Nurix Therapeutics, Inc. (A)	723	10,129
Nuvalent, Inc., Class A (A)	753	10,459
Ocugen, Inc. (A)(B)	3,119	10,293
Olema Pharmaceuticals, Inc. (A)	673	2,867
Omega Therapeutics, Inc. (A)	709	4,424
Oncocyte Corp. (A)	2,198	3,275
Oncorus, Inc. (A)	1,188	2,115
Oncternal Therapeutics, Inc. (A)	1,813	2,520
OPKO Health, Inc. (A)	12,549	43,169
Organogenesis Holdings, Inc. (A)	2,172	16,551
Orgenesis, Inc. (A)	485	1,683
ORIC Pharmaceuticals, Inc. (A)	644	3,439
Outlook Therapeutics, Inc. (A)	2,180	3,880
Ovid therapeutics, Inc. (A)	572	1,796
Oyster Point Pharma, Inc. (A)	431	5,017
Pardes Biosciences, Inc. (A)	821	5,928
Passage Bio, Inc. (A)	825	2,558
PDL BioPharma, Inc. (A)(C)	1,734	3,104
PDS Biotechnology Corp. (A)	660	4,085
PhaseBio Pharmaceuticals, Inc. (A)	1,586	2,094
Pieris Pharmaceuticals, Inc. (A)	1,728	5,236
PMV Pharmaceuticals, Inc. (A)	729	15,178
Point Biopharma Global, Inc. (A)	1,417	11,293
Poseida Therapeutics, Inc. (A)	1,586	7,105
Praxis Precision Medicines, Inc. (A)	714	7,290
Precigen, Inc. (A)	3,241	6,839
Precision BioSciences, Inc. (A)	1,182	3,641
Prelude Therapeutics, Inc. (A)	793	5,472
Progenics Pharmaceuticals, Inc. (A)(C)	1,955	1,662
Prometheus Biosciences, Inc. (A)	584	22,052
Protagonist Therapeutics, Inc. (A)	791	18,731
PTC Therapeutics, Inc. (A)	1,304	48,652
Puma Biotechnology, Inc. (A)	890	2,563
Pyxis Oncology, Inc. (A)	420	1,697
Rallybio Corp. (A)	464	3,239
RAPT Therapeutics, Inc. (A)	483	10,621
Recursion Pharmaceuticals, Inc., Class A (A)	2,835	20,299
Regeneron Pharmaceuticals, Inc. (A)	1,843	1,287,188
REGENXBIO, Inc. (A)	794	26,353
Relay Therapeutics, Inc. (A)	1,768	52,916
Reneo Pharmaceuticals, Inc. (A)	651	1,914
Renovacor, Inc. (A)	158	670
Replimune Group, Inc. (A)	698	11,852
REVOLUTION Medicines, Inc. (A)	1,143	29,158
Rhythm Pharmaceuticals, Inc. (A)	820	9,446
Rigel Pharmaceuticals, Inc. (A)	3,503	10,474
Rocket Pharmaceuticals, Inc. (A)	1,021	16,193
Rubius Therapeutics, Inc. (A)	1,758	9,687
SAB Biotherapeutics, Inc. (A)	607	2,282

298

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sage Therapeutics, Inc. (A)	1,099	$36,377
Sana Biotechnology, Inc. (A)	3,178	26,250
Sangamo Therapeutics, Inc. (A)	2,664	15,478
Sarepta Therapeutics, Inc. (A)	1,435	112,102
Savara, Inc. (A)	3,273	4,288
Scholar Rock Holding Corp. (A)	577	7,438
Scopus Biopharma, Inc. (A)	811	560
Seagen, Inc. (A)	3,233	465,714
Selecta Biosciences, Inc. (A)	1,916	2,357
SELLAS Life Sciences Group, Inc. (A)	418	2,792
Sensei Biotherapeutics, Inc. (A)	498	1,150
Sera Prognostics, Inc., Class A (A)	198	750
Seres Therapeutics, Inc. (A)	1,482	10,552
Shattuck Labs, Inc. (A)	652	2,778
Sierra Oncology, Inc. (A)	126	4,038
Sigilon Therapeutics, Inc. (A)	622	914
Silverback Therapeutics, Inc. (A)	919	3,226
Solid Biosciences, Inc. (A)	2,770	3,324
Spero Therapeutics, Inc. (A)	578	5,029
SpringWorks Therapeutics, Inc. (A)	861	48,595
Spruce Biosciences, Inc. (A)	1,458	2,931
SQZ Biotechnologies Company (A)	587	2,823
Stoke Therapeutics, Inc. (A)	722	15,198
Surface Oncology, Inc. (A)	690	2,029
Surrozen, Inc. (A)	609	1,833
Sutro Biopharma, Inc. (A)	635	5,220
Syndax Pharmaceuticals, Inc. (A)	646	11,227
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Synlogic, Inc. (A)	1,786	4,286
Syros Pharmaceuticals, Inc. (A)	1,778	2,116
Talaris Therapeutics, Inc. (A)	597	5,874
Tango Therapeutics, Inc. (A)	1,346	10,203
Taysha Gene Therapies, Inc. (A)	706	4,603
TCR2 Therapeutics, Inc. (A)	1,031	2,846
Tempest Therapeutics, Inc. (A)	96	326
Tenaya Therapeutics, Inc. (A)	631	7,433
Tracon Pharmaceuticals, Inc. (A)	1,275	3,353
Travere Therapeutics, Inc. (A)	1,004	25,873
TScan Therapeutics, Inc. (A)	639	1,789
Turning Point Therapeutics, Inc. (A)	839	22,527
Twist Bioscience Corp. (A)	827	40,837
Tyra Biosciences, Inc. (A)	661	7,073
Ultragenyx Pharmaceutical, Inc. (A)	1,226	89,032
United Therapeutics Corp. (A)	776	139,222
UNITY Biotechnology, Inc. (A)	783	877
UroGen Pharma, Ltd. (A)	495	4,311
Vanda Pharmaceuticals, Inc. (A)	1,167	13,199
Vaxart, Inc. (A)	2,037	10,266
Vaxcyte, Inc. (A)	827	19,972
Vaxxinity, Inc., Class A (A)(B)	2,150	9,245
Vera Therapeutics, Inc. (A)	459	10,782
Veracyte, Inc. (A)	1,119	30,851
Verastem, Inc. (A)	2,859	4,031
Vericel Corp. (A)	881	33,672
Vertex Pharmaceuticals, Inc. (A)	4,431	1,156,358
Verve Therapeutics, Inc. (A)	788	17,982
Viking Therapeutics, Inc. (A)	1,686	5,058
Vir Biotechnology, Inc. (A)	2,250	57,870
Viracta Therapeutics, Inc. (A)	1,210	5,760
Viridian Therapeutics, Inc. (A)	323	5,972
Virios Therapeutics, Inc. (A)	639	2,863
Vor BioPharma, Inc. (A)	556	3,358
Voyager Therapeutics, Inc. (A)	1,312	9,997
Vyant Bio, Inc. (A)	2,210	3,160
Werewolf Therapeutics, Inc. (A)	346	1,522
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
X4 Pharmaceuticals, Inc. (A)	1,920	$3,360
XBiotech, Inc.	761	6,575
Xencor, Inc. (A)	1,123	29,962
Xilio Therapeutics, Inc. (A)	425	3,005
XOMA Corp. (A)	228	6,379
Yield10 Bioscience, Inc. (A)	575	3,048
Y-mAbs Therapeutics, Inc. (A)	853	10,134
Yumanity Therapeutics, Inc. (A)	384	576
Zentalis Pharmaceuticals, Inc. (A)	734	33,867
		19,800,179
Health care equipment and supplies – 2.3%
Abbott Laboratories	30,629	3,625,248
ABIOMED, Inc. (A)	813	269,298
Accelerate Diagnostics, Inc. (A)	1,138	1,639
Accuray, Inc. (A)	2,141	7,087
Acutus Medical, Inc. (A)	1,511	2,100
Align Technology, Inc. (A)	1,380	601,680
Alphatec Holdings, Inc. (A)	1,472	16,928
AngioDynamics, Inc. (A)	817	17,598
Apollo Endosurgery, Inc. (A)	285	1,724
Apyx Medical Corp. (A)	740	4,832
Artivion, Inc. (A)	840	17,959
Aspira Women's Health, Inc. (A)	2,387	2,482
AtriCure, Inc. (A)	851	55,885
Atrion Corp.	38	27,094
Avanos Medical, Inc. (A)	963	32,261
Axogen, Inc. (A)	892	7,082
Axonics, Inc. (A)	681	42,631
Baxter International, Inc.	8,673	672,504
Becton, Dickinson and Company	4,902	1,303,932
BioLife Solutions, Inc. (A)	651	14,797
Bioventus, Inc., Class A (A)	978	13,790
Boston Scientific Corp. (A)	24,930	1,104,150
Cardiovascular Systems, Inc. (A)	748	16,905
Cerus Corp. (A)	3,177	17,442
Co-Diagnostics, Inc. (A)	301	1,860
CONMED Corp.	541	80,366
CryoPort, Inc. (A)	806	28,137
Cue Health, Inc. (A)(B)	2,236	14,422
Cutera, Inc. (A)	347	23,943
CVRx, Inc. (A)	171	1,024
CytoSorbents Corp. (A)	847	2,702
Delcath Systems, Inc. (A)	160	1,024
Dentsply Sirona, Inc.	3,899	191,909
DexCom, Inc. (A)	1,691	865,116
Eargo, Inc. (A)	970	5,131
Edwards Lifesciences Corp. (A)	10,894	1,282,442
Ekso Bionics Holdings, Inc. (A)	534	1,543
Envista Holdings Corp. (A)	2,952	143,792
enVVeno Medical Corp. (A)	432	2,752
Establishment Labs Holdings, Inc. (A)	465	31,336
Figs, Inc., Class A (A)	2,715	58,427
Glaukos Corp. (A)	856	49,494
Globus Medical, Inc., Class A (A)	1,836	135,460
Haemonetics Corp. (A)	931	58,858
Helius Medical Technologies, Inc. (A)	213	703
Heska Corp. (A)	175	24,199
Hologic, Inc. (A)	4,354	334,474
ICU Medical, Inc. (A)	382	85,048
IDEXX Laboratories, Inc. (A)	1,476	807,461
Inari Medical, Inc. (A)	835	75,684
Inogen, Inc. (A)	449	14,557
Insulet Corp. (A)	1,230	327,660
Integer Holdings Corp. (A)	625	50,356
Integra LifeSciences Holdings Corp. (A)	1,566	100,631

299

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Intersect ENT, Inc. (A)	718	$20,111
Intuitive Surgical, Inc. (A)	6,220	1,876,450
Invacare Corp. (A)	844	1,190
iRadimed Corp.	275	12,331
iRhythm Technologies, Inc. (A)	538	84,719
Lantheus Holdings, Inc. (A)	1,287	71,184
LeMaitre Vascular, Inc.	458	21,283
Lucira Health, Inc. (A)	556	1,985
Masimo Corp. (A)	976	142,047
Meridian Bioscience, Inc. (A)	942	24,454
Merit Medical Systems, Inc. (A)	1,044	69,447
Mesa Laboratories, Inc.	96	24,468
Microbot Medical, Inc. (A)	440	2,759
Natus Medical, Inc. (A)	710	18,659
Neogen Corp. (A)	1,989	61,341
Neuronetics, Inc. (A)	550	1,667
NeuroPace, Inc. (A)	100	821
Nevro Corp. (A)	648	46,870
NuVasive, Inc. (A)	954	54,092
OraSure Technologies, Inc. (A)	1,505	10,204
Ortho Clinical Diagnostics Holdings PLC (A)	3,734	69,676
Orthofix Medical, Inc. (A)	439	14,355
OrthoPediatrics Corp. (A)	364	19,652
Outset Medical, Inc. (A)	709	32,189
Owlet, Inc. (A)	1,547	6,884
PAVmed, Inc. (A)	1,090	1,439
Penumbra, Inc. (A)	660	146,606
PROCEPT BioRobotics Corp. (A)(B)	603	21,099
Pulmonx Corp. (A)	486	12,058
Pulse Biosciences, Inc. (A)	394	1,915
Quidel Corp. (A)	751	84,457
RA Medical Systems, Inc. (A)	752	301
ResMed, Inc.	2,529	613,308
Retractable Technologies, Inc. (A)	238	1,131
RxSight, Inc. (A)	159	1,968
SeaSpine Holdings Corp. (A)	591	7,187
Second Sight Medical Products, Inc. (A)	1,266	1,810
Senseonics Holdings, Inc. (A)(B)	7,349	14,478
Shockwave Medical, Inc. (A)	634	131,466
SI-BONE, Inc. (A)	650	14,690
Sientra, Inc. (A)	505	1,121
Sight Sciences, Inc. (A)	684	7,907
Silk Road Medical, Inc. (A)	667	27,540
SmileDirectClub, Inc. (A)(B)	7,305	18,920
Sonendo, Inc. (A)	247	990
STAAR Surgical Company (A)	849	67,844
Stereotaxis, Inc. (A)	1,565	5,837
Stryker Corp.	6,549	1,750,875
Surmodics, Inc. (A)	315	14,279
Tactile Systems Technology, Inc. (A)	415	8,366
Talis Biomedical Corp. (A)	773	1,090
Tandem Diabetes Care, Inc. (A)	1,121	130,361
Tela Bio, Inc. (A)	31	361
Teleflex, Inc.	834	295,928
The Cooper Companies, Inc.	849	354,534
TransMedics Group, Inc. (A)	477	12,850
Treace Medical Concepts, Inc. (A)	685	12,953
Utah Medical Products, Inc.	94	8,447
Vapotherm, Inc. (A)	424	5,894
Varex Imaging Corp. (A)	786	16,734
Venus Concept, Inc. (A)	2,267	3,242
Vicarious Surgical, Inc. (A)	1,697	8,587
Zimmer Biomet Holdings, Inc.	3,669	469,265
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Zimvie, Inc. (A)	366	$8,359
		19,652,594
Health care providers and services – 2.7%
1Life Healthcare, Inc. (A)	2,297	25,451
Acadia Healthcare Company, Inc. (A)	1,651	108,190
Accolade, Inc. (A)	974	17,103
Aceto Corp. (A)(C)	853	0
Addus HomeCare Corp. (A)	306	28,547
agilon health, Inc. (A)	6,679	169,313
AirSculpt Technologies, Inc. (A)	375	5,130
AlerisLife, Inc. (A)	1,606	3,453
Alignment Healthcare, Inc. (A)	3,052	34,274
Amedisys, Inc. (A)	587	101,134
AmerisourceBergen Corp.	3,564	551,386
AMN Healthcare Services, Inc. (A)	852	88,889
Anthem, Inc.	4,198	2,062,142
Apollo Medical Holdings, Inc. (A)	958	46,434
Aveanna Healthcare Holdings, Inc. (A)	2,590	8,832
Biodesix, Inc. (A)	597	1,009
Brookdale Senior Living, Inc. (A)	3,810	26,861
Cardinal Health, Inc.	4,827	273,691
Castle Biosciences, Inc. (A)	350	15,701
Centene Corp. (A)	10,161	855,455
Chemed Corp.	230	116,507
Cigna Corp.	5,743	1,376,080
Community Health Systems, Inc. (A)	2,429	28,832
CorVel Corp. (A)	325	54,743
Covetrus, Inc. (A)	2,407	40,414
Cross Country Healthcare, Inc. (A)	752	16,296
CVS Health Corp.	22,851	2,312,750
DaVita, Inc. (A)	1,774	200,657
Encompass Health Corp.	1,801	128,069
Fulgent Genetics, Inc. (A)	470	29,333
Guardant Health, Inc. (A)	1,818	120,424
Hanger, Inc. (A)	810	14,847
HCA Healthcare, Inc.	5,380	1,348,336
HealthEquity, Inc. (A)	1,482	99,946
Henry Schein, Inc. (A)	2,317	202,019
Humana, Inc.	2,215	963,902
InfuSystem Holdings, Inc. (A)	109	1,068
Innovage Holding Corp. (A)(B)	1,986	12,750
Interpace Biosciences, Inc. (A)	276	1,325
Invitae Corp. (A)	3,645	29,051
Laboratory Corp. of America Holdings (A)	1,638	431,875
LHC Group, Inc. (A)	577	97,282
LifeStance Health Group, Inc. (A)(B)	6,301	63,703
McKesson Corp.	2,628	804,510
MEDNAX, Inc. (A)	1,595	37,451
ModivCare, Inc. (A)	241	27,809
Molina Healthcare, Inc. (A)	1,007	335,925
National HealthCare Corp.	341	23,948
National Research Corp.	508	20,142
Oak Street Health, Inc. (A)	4,161	111,848
Oncology Institute, Inc./The (A)	594	4,235
Ontrak, Inc. (A)	613	1,388
Option Care Health, Inc. (A)	3,251	92,849
Owens & Minor, Inc.	1,368	60,219
Patterson Companies, Inc.	1,792	58,007
PetIQ, Inc. (A)	575	14,030
Precipio, Inc. (A)	1,078	1,455
Premier, Inc., Class A	1,861	66,233
Privia Health Group, Inc. (A)	1,729	46,216
Progenity, Inc. (A)(B)	2,849	3,305
Progyny, Inc. (A)	1,614	82,960

300

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Quest Diagnostics, Inc.	2,110	$288,775
R1 RCM, Inc. (A)	4,729	126,548
RadNet, Inc. (A)	1,011	22,616
Select Medical Holdings Corp.	2,459	58,991
Signify Health, Inc., Class A (A)	3,684	66,865
Surgery Partners, Inc. (A)	1,393	76,685
Talkspace, Inc. (A)	2,060	3,584
Tenet Healthcare Corp. (A)	1,912	164,356
The Ensign Group, Inc.	1,028	92,530
The Joint Corp. (A)	267	9,449
The Pennant Group, Inc. (A)	613	11,420
Tivity Health, Inc. (A)	1,003	32,267
UnitedHealth Group, Inc.	16,298	8,311,491
Universal Health Services, Inc., Class B	1,387	201,046
US Physical Therapy, Inc.	274	27,249
Vivos Therapeutics, Inc. (A)	931	2,495
		23,402,101
Health care technology – 0.3%
Allscripts Healthcare Solutions, Inc. (A)	2,443	55,016
American Well Corp., Class A (A)	4,475	18,840
Better Therapeutics, Inc. (A)	160	317
Cerner Corp.	5,241	490,348
Certara, Inc. (A)	2,761	59,306
Change Healthcare, Inc. (A)	4,981	108,586
Computer Programs & Systems, Inc. (A)	332	11,437
Convey Health Solutions Holdings, Inc. (A)	707	4,624
Definitive Healthcare Corp. (A)	2,482	61,181
Doximity, Inc., Class A (A)	3,282	170,959
Evolent Health, Inc., Class A (A)	1,650	53,295
GoodRx Holdings, Inc., Class A (A)(B)	7,028	135,851
Health Catalyst, Inc. (A)	714	18,657
HealthStream, Inc. (A)	704	14,024
HTG Molecular Diagnostics, Inc. (A)	117	163
Inspire Medical Systems, Inc. (A)	489	125,521
iSpecimen, Inc. (A)	22	118
MultiPlan Corp. (A)	10,977	51,372
NextGen Healthcare, Inc. (A)	1,375	28,751
Omnicell, Inc. (A)	790	102,297
Pear Therapeutics, Inc. (A)	858	4,333
Phreesia, Inc. (A)	801	21,114
Schrodinger, Inc. (A)	1,147	39,136
Sema4 Holdings Corp. (A)	3,705	11,374
Sharecare, Inc. (A)	5,224	12,903
Simulations Plus, Inc.	395	20,137
Tabula Rasa HealthCare, Inc. (A)	474	2,730
Teladoc Health, Inc. (A)	2,766	199,512
Veeva Systems, Inc., Class A (A)	2,692	571,942
		2,393,844
Life sciences tools and services – 1.6%
10X Genomics, Inc., Class A (A)	1,989	151,303
Absci Corp. (A)	1,492	12,578
Adaptive Biotechnologies Corp. (A)	2,619	36,352
Agilent Technologies, Inc.	5,239	693,277
Alpha Teknova, Inc. (A)	345	4,764
Avantor, Inc. (A)	10,429	352,709
Berkeley Lights, Inc. (A)	1,103	7,842
Bionano Genomics, Inc. (A)(B)	4,957	12,789
Bio-Rad Laboratories, Inc., Class A (A)	500	281,615
Bio-Techne Corp.	691	299,231
Bruker Corp.	2,721	174,960
Charles River Laboratories International, Inc. (A)	888	252,165
Codex DNA, Inc. (A)	223	1,198
Codexis, Inc. (A)	1,214	25,033
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Cytek Biosciences, Inc. (A)	1,914	$20,633
Danaher Corp.	12,358	3,624,972
Fluidigm Corp. (A)	1,624	5,830
ICON PLC (A)	19	4,621
Illumina, Inc. (A)	2,602	909,139
Inotiv, Inc. (A)	218	5,707
IQVIA Holdings, Inc. (A)	3,323	768,311
IsoPlexis Corp. (A)	442	1,516
Maravai LifeSciences Holdings, Inc., Class A (A)	4,598	162,171
Medpace Holdings, Inc. (A)	647	105,843
Mettler-Toledo International, Inc. (A)	398	546,530
Miromatrix Medical, Inc. (A)	304	1,204
NanoString Technologies, Inc. (A)	769	26,723
NeoGenomics, Inc. (A)	2,242	27,240
Pacific Biosciences of California, Inc. (A)	3,737	34,007
PerkinElmer, Inc.	2,144	374,042
Personalis, Inc. (A)	696	5,700
Quanterix Corp. (A)	548	15,996
Rapid Micro Biosystems, Inc., Class A (A)	438	2,974
Repligen Corp. (A)	982	184,704
Science 37 Holdings, Inc. (A)	1,340	7,169
Seer, Inc. (A)	912	13,899
Singular Genomics Systems, Inc. (A)	1,117	7,048
SomaLogic, Inc. (A)	2,875	23,058
Sotera Health Company (A)	5,138	111,289
Syneos Health, Inc. (A)	1,858	150,405
Thermo Fisher Scientific, Inc.	6,801	4,017,011
Waters Corp. (A)	1,061	329,324
West Pharmaceutical Services, Inc.	1,291	530,227
		14,323,109
Pharmaceuticals – 3.3%
9 Meters Biopharma, Inc. (A)	6,618	3,966
Aclaris Therapeutics, Inc. (A)	1,008	17,378
Aerie Pharmaceuticals, Inc. (A)	991	9,018
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Amneal Pharmaceuticals, Inc. (A)	5,989	24,974
Amphastar Pharmaceuticals, Inc. (A)	1,078	38,700
Angion Biomedica Corp. (A)	1,195	2,533
ANI Pharmaceuticals, Inc. (A)	272	7,646
Antares Pharma, Inc. (A)	3,736	15,318
Aquestive Therapeutics, Inc. (A)	966	2,521
Arvinas, Inc. (A)	830	55,859
Assertio Holdings, Inc. (A)	333	956
Atea Pharmaceuticals, Inc. (A)	1,534	11,075
Athira Pharma, Inc. (A)	794	10,719
Axsome Therapeutics, Inc. (A)	694	28,725
Aytu BioPharma, Inc. (A)	92	99
Bristol-Myers Squibb Company	38,534	2,814,138
Cara Therapeutics, Inc. (A)	906	11,008
Cassava Sciences, Inc. (A)(B)	680	25,255
Catalent, Inc. (A)	3,014	334,253
Clarus Therapeutics Holdings, Inc. (A)	766	1,141
Clearside Biomedical, Inc. (A)	745	1,706
Clever Leaves Holdings, Inc. (A)	99	247
Cognition Therapeutics, Inc. (A)	195	527
Collegium Pharmaceutical, Inc. (A)	742	15,107
Corcept Therapeutics, Inc. (A)	2,211	49,792
DICE Therapeutics, Inc. (A)	507	9,699
Dova Pharmaceuticals, Inc. (A)(C)	702	0
Edgewise Therapeutics, Inc. (A)	725	7,033
Elanco Animal Health, Inc. (A)	7,996	208,616
Eli Lilly & Company	16,555	4,740,855

301

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Endo International PLC (A)	4,250	$9,818
Esperion Therapeutics, Inc. (A)	1,610	7,470
Evolus, Inc. (A)	1,243	13,946
Eyenovia, Inc. (A)	1,099	3,352
EyePoint Pharmaceuticals, Inc. (A)	226	2,746
Fulcrum Therapeutics, Inc. (A)	625	14,781
Graybug Vision, Inc. (A)	1,966	2,418
Harmony Biosciences Holdings, Inc. (A)	852	41,450
Harrow Health, Inc. (A)	642	4,378
Ikena Oncology, Inc. (A)	556	3,392
IMARA, Inc. (A)	1,879	3,533
Innoviva, Inc. (A)	1,418	27,438
Intra-Cellular Therapies, Inc. (A)	1,306	79,914
Johnson & Johnson	45,502	8,064,319
Kaleido Biosciences, Inc. (A)	870	1,436
Landos Biopharma, Inc. (A)	639	943
Lannett Company, Inc. (A)	920	725
Liquidia Corp. (A)	907	6,512
Longboard Pharmaceuticals, Inc. (A)	471	2,444
Lyra Therapeutics, Inc. (A)	554	2,227
Marinus Pharmaceuticals, Inc. (A)	569	5,320
Merck & Company, Inc.	43,683	3,584,190
MyMD Pharmaceuticals, Inc. (A)	531	2,474
Nektar Therapeutics (A)	3,478	18,746
NGM Biopharmaceuticals, Inc. (A)	1,448	22,082
Ocular Therapeutix, Inc. (A)	1,256	6,217
Omeros Corp. (A)	1,206	7,248
Onconova Therapeutics, Inc. (A)	947	1,742
Optinose, Inc. (A)	2,082	5,143
Oramed Pharmaceuticals, Inc. (A)	522	4,515
Organon & Company	4,415	154,216
Otonomy, Inc. (A)	2,342	5,621
Pacira BioSciences, Inc. (A)	844	64,414
Palisade Bio, Inc. (A)	2,243	2,378
Paratek Pharmaceuticals, Inc. (A)	901	2,676
Pfizer, Inc.	97,224	5,033,286
Phathom Pharmaceuticals, Inc. (A)	484	6,587
Phibro Animal Health Corp., Class A	851	16,977
Pliant Therapeutics, Inc. (A)	485	3,400
PLx Pharma, Inc. (A)	528	2,133
Prestige Consumer Healthcare, Inc. (A)	871	46,111
Prevail Therapeutics, Inc. (A)(C)	788	1,622
Provention Bio, Inc. (A)	1,551	11,353
Rain Therapeutics, Inc. (A)	373	1,891
Rani Therapeutics Holdings, Inc., Class A (A)	789	10,652
Reata Pharmaceuticals, Inc., Class A (A)	634	20,770
Relmada Therapeutics, Inc. (A)	263	7,098
Revance Therapeutics, Inc. (A)	1,139	22,211
Royalty Pharma PLC, Class A	10,381	404,444
Satsuma Pharmaceuticals, Inc. (A)	341	1,296
scPharmaceuticals, Inc. (A)	172	977
SCYNEXIS, Inc. (A)	751	2,936
Seelos Therapeutics, Inc. (A)	2,723	2,281
SIGA Technologies, Inc. (A)	1,703	12,074
Supernus Pharmaceuticals, Inc. (A)	1,044	33,742
Tarsus Pharmaceuticals, Inc. (A)	267	4,491
Terns Pharmaceuticals, Inc. (A)	403	1,197
TFF Pharmaceuticals, Inc. (A)	273	1,723
Theseus Pharmaceuticals, Inc. (A)	484	5,581
Tilray Brands, Inc. (A)(B)	7,922	61,554
Tobira Therapeutics, Inc. (A)(C)	609	2,521
Tricida, Inc. (A)	1,068	8,779
Vallon Pharmaceuticals, Inc. (A)	476	895
Ventyx Biosciences, Inc. (A)	451	6,120
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Verrica Pharmaceuticals, Inc. (A)	659	$5,344
Viatris, Inc.	21,153	230,145
Virpax Pharmaceuticals, Inc. (A)	556	1,234
Xeris Biopharma Holdings, Inc. (A)	2,993	7,662
Zoetis, Inc.	8,184	1,543,421
Zogenix, Inc. (A)(C)	961	653
Zynerba Pharmaceuticals, Inc. (A)	1,171	2,401
		28,154,722
		107,726,549
Industrials – 8.6%
Aerospace and defense – 1.5%
AAR Corp. (A)	757	36,662
Aerojet Rocketdyne Holdings, Inc. (A)	1,515	59,615
AeroVironment, Inc. (A)	487	45,846
Applied Energetics, Inc. (A)	2,713	5,657
Archer Aviation, Inc., Class A (A)	3,543	17,042
Astra Space, Inc. (A)(B)	4,206	16,235
Astronics Corp. (A)	623	8,055
Axon Enterprise, Inc. (A)	1,184	163,072
BWX Technologies, Inc.	1,750	94,255
Cadre Holdings, Inc.	144	3,537
Curtiss-Wright Corp.	711	106,764
Ducommun, Inc. (A)	268	14,041
General Dynamics Corp.	4,810	1,160,076
HEICO Corp.	160	24,566
HEICO Corp., Class A	2,183	276,870
Hexcel Corp.	1,553	92,357
Howmet Aerospace, Inc.	7,642	274,653
Huntington Ingalls Industries, Inc.	592	118,068
Kaman Corp.	587	25,523
Kratos Defense & Security Solutions, Inc. (A)	2,288	46,858
L3Harris Technologies, Inc.	3,408	846,786
Lockheed Martin Corp.	4,742	2,093,119
Maxar Technologies, Inc.	1,313	51,811
Mercury Systems, Inc. (A)	1,052	67,801
Momentus, Inc. (A)	826	2,635
Moog, Inc., Class A	671	58,914
National Presto Industries, Inc.	169	13,005
Northrop Grumman Corp.	2,730	1,220,911
Park Aerospace Corp.	561	7,321
Parsons Corp. (A)	1,963	75,968
Raytheon Technologies Corp.	26,120	2,587,708
Redwire Corp. (A)(B)	767	6,504
Rocket Lab USA, Inc. (A)	6,412	51,617
Spirit AeroSystems Holdings, Inc., Class A	1,918	93,771
Textron, Inc.	3,906	290,528
The Boeing Company (A)	10,223	1,957,705
TransDigm Group, Inc. (A)	961	626,130
Triumph Group, Inc. (A)	1,030	26,038
Vectrus, Inc. (A)	260	9,324
Woodward, Inc.	1,160	144,896
		12,822,244
Air freight and logistics – 0.6%
Air Transport Services Group, Inc. (A)	1,293	43,251
Atlas Air Worldwide Holdings, Inc. (A)	480	41,458
CH Robinson Worldwide, Inc.	2,237	240,947
Expeditors International of Washington, Inc.	2,817	290,602
FedEx Corp.	4,615	1,067,865
Forward Air Corp.	557	54,463
GXO Logistics, Inc. (A)	1,949	139,042
Hub Group, Inc., Class A (A)	674	52,040

302

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
United Parcel Service, Inc., Class B	15,064	$3,230,625
		5,160,293
Airlines – 0.2%
Alaska Air Group, Inc. (A)	2,347	136,149
Allegiant Travel Company (A)	324	52,614
American Airlines Group, Inc. (A)(B)	11,117	202,885
Delta Air Lines, Inc. (A)	11,285	446,547
Frontier Group Holdings, Inc. (A)	3,244	36,755
Hawaiian Holdings, Inc. (A)	993	19,562
JetBlue Airways Corp. (A)	6,077	90,851
Joby Aviation, Inc. (A)(B)	10,208	67,577
Mesa Air Group, Inc. (A)	734	3,230
SkyWest, Inc. (A)	1,002	28,908
Southwest Airlines Company (A)	10,549	483,144
Spirit Airlines, Inc. (A)	1,541	33,702
Sun Country Airlines Holdings, Inc. (A)	623	16,310
United Airlines Holdings, Inc. (A)	5,481	254,099
Wheels Up Experience, Inc. (A)	3,103	9,650
		1,881,983
Building products – 0.5%
A.O. Smith Corp.	2,821	180,234
AAON, Inc.	991	55,228
Advanced Drainage Systems, Inc.	1,296	153,978
American Woodmark Corp. (A)	357	17,475
Apogee Enterprises, Inc.	557	26,435
Armstrong World Industries, Inc.	847	76,238
Builders FirstSource, Inc. (A)	3,391	218,855
Carlisle Companies, Inc.	734	180,505
Carrier Global Corp.	15,052	690,435
Cornerstone Building Brands, Inc. (A)	2,433	59,171
CSW Industrials, Inc.	335	39,393
Fortune Brands Home & Security, Inc.	2,355	174,929
Gibraltar Industries, Inc. (A)	643	27,617
Griffon Corp.	1,054	21,112
Insteel Industries, Inc.	400	14,796
JELD-WEN Holding, Inc. (A)	1,838	37,275
Johnson Controls International PLC	12,169	797,921
Lennox International, Inc.	622	160,389
Masco Corp.	4,181	213,231
Owens Corning	1,812	165,798
PGT Innovations, Inc. (A)	1,295	23,284
Quanex Building Products Corp.	554	11,628
Resideo Technologies, Inc. (A)	2,640	62,911
Simpson Manufacturing Company, Inc.	815	88,868
The AZEK Company, Inc. (A)	2,505	62,224
Trex Company, Inc. (A)	2,066	134,972
UFP Industries, Inc.	1,144	88,271
Zurn Water Solutions Corp.	2,268	80,287
		3,863,460
Commercial services and supplies – 0.6%
ABM Industries, Inc.	1,258	57,918
ACCO Brands Corp.	2,109	16,872
ACV Auctions, Inc., Class A (A)	2,502	37,055
ADT, Inc.	13,826	104,939
Aurora Innovation, Inc. (A)(B)	17,214	96,226
Brady Corp., Class A	948	43,864
BrightView Holdings, Inc. (A)	2,167	29,493
Casella Waste Systems, Inc., Class A (A)	988	86,598
CECO Environmental Corp. (A)	931	5,111
Charah Solutions, Inc. (A)	247	1,233
Cintas Corp.	1,789	761,023
Civeo Corp. (A)	76	1,794
Clean Harbors, Inc. (A)	1,032	115,212
Copart, Inc. (A)	4,149	520,575
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
CoreCivic, Inc. (A)	2,321	$25,926
Deluxe Corp.	840	25,402
Driven Brands Holdings, Inc. (A)	2,702	71,009
Ennis, Inc.	556	10,269
Harsco Corp. (A)	1,705	20,869
Healthcare Services Group, Inc.	1,493	27,725
Heritage-Crystal Clean, Inc. (A)	532	15,753
HNI Corp.	862	31,937
IAA, Inc. (A)	2,440	93,330
Interface, Inc.	1,167	15,836
KAR Auction Services, Inc. (A)	2,327	42,002
Kimball International, Inc., Class B	828	6,997
Matthews International Corp., Class A	680	22,005
MillerKnoll, Inc.	1,430	49,421
Montrose Environmental Group, Inc. (A)	443	23,448
MSA Safety, Inc.	688	91,298
NL Industries, Inc.	1,334	9,591
Performant Financial Corp. (A)	374	1,163
Pitney Bowes, Inc.	3,538	18,398
Quad/Graphics, Inc. (A)	1,350	9,369
Republic Services, Inc.	5,240	694,300
Rollins, Inc.	8,754	306,828
SP Plus Corp. (A)	517	16,213
Steelcase, Inc., Class A	2,379	28,429
Stericycle, Inc. (A)	1,779	104,819
Tetra Tech, Inc.	966	159,332
The Brink's Company	928	63,104
UniFirst Corp.	321	59,154
US Ecology, Inc. (A)	492	23,557
Viad Corp. (A)	446	15,895
Vidler Water Resouces, Inc. (A)	513	7,921
VSE Corp.	270	12,444
Waste Management, Inc.	7,179	1,137,872
		5,119,529
Construction and engineering – 0.2%
AECOM	2,533	194,560
Ameresco, Inc., Class A (A)	941	74,810
Arcosa, Inc.	870	49,808
Argan, Inc.	361	14,653
Comfort Systems USA, Inc.	686	61,061
Construction Partners, Inc., Class A (A)	1,071	28,039
Dycom Industries, Inc. (A)	581	55,346
EMCOR Group, Inc.	901	101,480
Fluor Corp. (A)	2,601	74,623
Granite Construction, Inc.	919	30,143
Great Lakes Dredge & Dock Corp. (A)	1,462	20,512
IES Holdings, Inc. (A)	478	19,216
Infrastructure and Energy Alternatives, Inc. (A)	472	5,593
Innovate Corp. (A)	406	1,498
MasTec, Inc. (A)	1,327	115,582
Matrix Service Company (A)	663	5,450
MDU Resources Group, Inc.	3,748	99,884
MYR Group, Inc. (A)	327	30,751
Northwest Pipe Company (A)	252	6,413
Orbital Energy Group, Inc. (A)	635	1,168
Orion Group Holdings, Inc. (A)	985	2,443
Primoris Services Corp.	1,046	24,916
Quanta Services, Inc.	2,496	328,499
Sterling Construction Company, Inc. (A)	650	17,420
Tutor Perini Corp. (A)	1,152	12,442
Valmont Industries, Inc.	334	79,692

303

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
WillScot Mobile Mini Holdings Corp. (A)	4,093	$160,159
		1,616,161
Electrical equipment – 0.6%
Acuity Brands, Inc.	634	120,016
Allied Motion Technologies, Inc.	333	9,937
American Superconductor Corp. (A)	626	4,764
AMETEK, Inc.	3,959	527,260
Array Technologies, Inc. (A)	2,316	26,101
Atkore, Inc. (A)	821	80,819
AZZ, Inc.	556	26,821
Babcock & Wilcox Enterprises, Inc. (A)	1,048	8,552
Blink Charging Company (A)	696	18,416
Bloom Energy Corp., Class A (A)	2,966	71,629
Capstone Green Energy Corp. (A)	261	1,075
ChargePoint Holdings, Inc. (A)(B)	5,450	108,346
Eaton Corp. PLC	6,853	1,040,011
Emerson Electric Company	10,274	1,007,366
Encore Wire Corp.	377	43,004
EnerSys	807	60,178
Enovix Corp. (A)	2,439	34,805
ESS Tech, Inc. (A)	233	1,298
Fluence Energy, Inc. (A)	1,178	15,444
FTC Solar, Inc. (A)	1,092	5,384
FuelCell Energy, Inc. (A)	6,301	36,294
Generac Holdings, Inc. (A)	1,079	320,744
GrafTech International, Ltd.	4,734	45,541
Hubbell, Inc.	920	169,068
nVent Electric PLC	3,080	107,122
Ocean Power Technologies, Inc. (A)	567	799
Orion Energy Systems, Inc. (A)	915	2,562
Plug Power, Inc. (A)	10,058	287,759
Powell Industries, Inc.	287	5,574
Preformed Line Products Company	126	7,991
Regal Rexnord Corp.	1,165	173,329
Rockwell Automation, Inc.	1,995	558,660
Shoals Technologies Group, Inc., Class A (A)	2,743	46,741
Sunrun, Inc. (A)	3,673	111,549
Sunworks, Inc. (A)	718	1,809
Thermon Group Holdings, Inc. (A)	751	12,166
TPI Composites, Inc. (A)	773	10,868
Vicor Corp. (A)	789	55,664
		5,165,466
Industrial conglomerates – 0.8%
3M Company	9,918	1,476,592
General Electric Company	19,048	1,742,892
Honeywell International, Inc.	11,872	2,310,054
Icahn Enterprises LP	4,276	222,053
Roper Technologies, Inc.	1,821	859,931
		6,611,522
Machinery – 1.6%
AGCO Corp.	1,309	191,153
Agrify Corp. (A)	374	1,732
Alamo Group, Inc.	239	34,366
Albany International Corp., Class A	604	50,929
Allison Transmission Holdings, Inc.	1,324	51,980
Altra Industrial Motion Corp.	1,239	48,234
Astec Industries, Inc.	493	21,199
Barnes Group, Inc.	1,066	42,843
Berkshire Grey, Inc. (A)	3,321	9,564
Caterpillar, Inc.	9,348	2,082,921
Chart Industries, Inc. (A)	655	112,509
CIRCOR International, Inc. (A)	461	12,272
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Colfax Corp. (A)	2,476	$98,520
Columbus McKinnon Corp.	532	22,557
Commercial Vehicle Group, Inc. (A)	856	7,233
Crane Company	1,105	119,649
Cummins, Inc.	2,359	483,854
Deere & Company	5,348	2,221,880
Donaldson Company, Inc.	2,137	110,974
Douglas Dynamics, Inc.	435	15,047
Dover Corp.	2,215	347,534
Energy Recovery, Inc. (A)	1,211	24,390
Enerpac Tool Group Corp.	1,293	28,304
EnPro Industries, Inc.	426	41,633
ESCO Technologies, Inc.	519	36,288
Evoqua Water Technologies Corp. (A)	2,177	102,275
Federal Signal Corp.	1,188	40,095
Flowserve Corp.	2,471	88,709
Fortive Corp.	6,140	374,110
Franklin Electric Company, Inc.	834	69,255
Gates Industrial Corp. PLC (A)	5,492	82,710
Gencor Industries, Inc. (A)	428	4,400
Graco, Inc.	3,045	212,297
Graham Corp.	310	2,390
Helios Technologies, Inc.	627	50,317
Hillenbrand, Inc.	1,455	64,267
Hillman Solutions Corp. (A)	2,499	29,688
Hurco Companies, Inc.	183	5,768
Hydrofarm Holdings Group, Inc. (A)	570	8,636
Hyster-Yale Materials Handling, Inc.	296	9,830
Hyzon Motors, Inc. (A)(B)	3,912	24,998
IDEX Corp.	1,049	201,125
Illinois Tool Works, Inc.	5,360	1,122,384
Ingersoll Rand, Inc.	7,322	368,663
ITT, Inc.	1,508	113,417
John Bean Technologies Corp.	615	72,859
Kadant, Inc.	213	41,362
Kennametal, Inc.	1,628	46,577
LB Foster Company, Class A (A)	298	4,580
Lincoln Electric Holdings, Inc.	985	135,743
Lindsay Corp.	215	33,757
Markforged Holding Corp. (A)	2,754	10,988
Mayville Engineering Company, Inc. (A)	522	4,891
Meritor, Inc. (A)	1,321	46,988
Microvast Holdings, Inc. (A)	5,831	39,068
Miller Industries, Inc.	293	8,251
Mueller Industries, Inc.	1,009	54,658
Mueller Water Products, Inc., Class A	3,308	42,739
Nikola Corp. (A)(B)	6,833	73,181
NN, Inc. (A)	766	2,206
Nordson Corp.	853	193,699
Omega Flex, Inc.	223	28,961
Oshkosh Corp.	1,178	118,566
Otis Worldwide Corp.	7,327	563,813
PACCAR, Inc.	5,813	511,951
Parker-Hannifin Corp.	2,220	629,947
Park-Ohio Holdings Corp.	316	4,446
Proto Labs, Inc. (A)	533	28,196
RBC Bearings, Inc. (A)	524	101,593
REV Group, Inc.	1,210	16,214
Sarcos Technology and Robotics Corp. (A)	1,472	9,789
Snap-on, Inc.	835	171,576
SPX Corp. (A)	887	43,827
SPX FLOW, Inc.	783	67,510
Standex International Corp.	280	27,978
Stanley Black & Decker, Inc.	2,847	397,982

304

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Tennant Company	380	$29,944
Terex Corp.	1,289	45,966
The Eastern Company	202	4,705
The Gorman-Rupp Company	603	21,636
The Greenbrier Companies, Inc.	586	30,185
The Manitowoc Company, Inc. (A)	748	11,280
The Middleby Corp. (A)	997	163,448
The Shyft Group, Inc.	699	25,241
The Timken Company	1,435	87,105
The Toro Company	1,851	158,242
Titan International, Inc. (A)	1,489	21,933
Trinity Industries, Inc.	1,995	68,548
Velo3D, Inc. (A)(B)	1,316	12,252
Wabash National Corp.	1,110	16,472
Wabtec Corp.	3,342	321,400
Watts Water Technologies, Inc., Class A	551	76,914
Welbilt, Inc. (A)	2,649	62,914
Xos, Inc. (A)	2,320	6,937
Xylem, Inc.	3,170	270,274
		14,162,191
Marine – 0.0%
Eagle Bulk Shipping, Inc.	275	18,730
Kirby Corp. (A)	1,165	84,101
Matson, Inc.	725	87,450
		190,281
Professional services – 0.5%
Acacia Research Corp. (A)	1,357	6,120
Alight, Inc., Class A (A)	6,833	67,988
ASGN, Inc. (A)	958	111,808
Barrett Business Services, Inc.	173	13,402
BlackSky Technology, Inc. (A)	1,388	2,623
Booz Allen Hamilton Holding Corp.	2,283	200,539
CACI International, Inc., Class A (A)	328	98,813
CBIZ, Inc. (A)	1,073	45,034
CoStar Group, Inc. (A)	6,942	462,407
CRA International, Inc.	162	13,650
Dun & Bradstreet Holdings, Inc. (A)	7,238	126,810
Equifax, Inc.	2,131	505,260
Exponent, Inc.	927	100,162
First Advantage Corp. (A)	2,261	45,650
Forrester Research, Inc. (A)	420	23,696
Franklin Covey Company (A)	312	14,109
FTI Consulting, Inc. (A)	466	73,265
Heidrick & Struggles International, Inc.	421	16,663
Huron Consulting Group, Inc. (A)	468	21,439
ICF International, Inc.	377	35,491
Insperity, Inc.	704	70,696
Jacobs Engineering Group, Inc.	2,211	304,698
KBR, Inc.	2,608	142,736
Kelly Services, Inc., Class A	813	17,634
Kforce, Inc.	412	30,476
Korn Ferry	1,010	65,589
Legalzoom.com, Inc. (A)	3,194	45,163
Leidos Holdings, Inc.	2,413	260,652
ManpowerGroup, Inc.	984	92,417
ManTech International Corp., Class A	785	67,659
Mistras Group, Inc. (A)	754	4,984
Planet Labs PBC (A)	1,753	8,905
Red Violet, Inc. (A)	54	1,539
Resources Connection, Inc.	781	13,386
Robert Half International, Inc.	1,950	222,651
Science Applications International Corp.	855	78,805
Spire Global, Inc. (A)	2,065	4,337
Sterling Check Corp. (A)	1,453	38,403
TransUnion	3,368	348,049
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
TriNet Group, Inc. (A)	1,173	$115,376
TrueBlue, Inc. (A)	739	21,350
Upwork, Inc. (A)	2,277	52,917
Verisk Analytics, Inc.	2,793	599,462
Willdan Group, Inc. (A)	264	8,102
		4,600,915
Road and rail – 1.1%
AMERCO	313	186,842
ArcBest Corp.	474	38,157
Avis Budget Group, Inc. (A)	1,000	263,300
Bird Global, Inc., Class A (A)	88	216
Canadian Pacific Railway, Ltd.	309	25,505
Covenant Logistics Group, Inc.	436	9,387
CSX Corp.	38,441	1,439,615
Daseke, Inc. (A)	1,184	11,923
Heartland Express, Inc.	1,522	21,415
HyreCar, Inc. (A)	351	835
JB Hunt Transport Services, Inc.	1,832	367,847
Knight-Swift Transportation Holdings, Inc.	2,994	151,077
Landstar System, Inc.	521	78,582
Lyft, Inc., Class A (A)	5,983	229,747
Marten Transport, Ltd.	1,666	29,588
Norfolk Southern Corp.	4,156	1,185,374
Old Dominion Freight Line, Inc.	1,964	586,608
P.A.M. Transportation Services, Inc. (A)	478	16,611
Ryder System, Inc.	1,007	79,885
Saia, Inc. (A)	476	116,058
Schneider National, Inc., Class B	3,277	83,564
TuSimple Holdings, Inc., Class A (A)	3,576	43,627
Uber Technologies, Inc. (A)	33,348	1,189,857
Union Pacific Corp.	11,064	3,022,795
Universal Logistics Holdings, Inc.	647	13,037
Werner Enterprises, Inc.	973	39,893
XPO Logistics, Inc. (A)	1,938	141,086
Yellow Corp. (A)	875	6,134
		9,378,565
Trading companies and distributors – 0.4%
Air Lease Corp.	2,026	90,461
Alta Equipment Group, Inc. (A)	98	1,211
Applied Industrial Technologies, Inc.	710	72,889
Beacon Roofing Supply, Inc. (A)	1,363	80,799
BlueLinx Holdings, Inc. (A)	138	9,919
Boise Cascade Company	717	49,810
Core & Main, Inc., Class A (A)	3,569	86,334
DXP Enterprises, Inc. (A)	424	11,486
EVI Industries, Inc. (A)	281	5,224
Fastenal Company	10,093	599,524
Fortress Transportation & Infrastructure Investors LLC	1,753	45,140
GATX Corp.	572	70,545
Global Industrial Company	777	25,043
GMS, Inc. (A)	822	40,911
H&E Equipment Services, Inc.	697	30,333
Herc Holdings, Inc.	532	88,892
Lawson Products, Inc. (A)	105	4,047
McGrath RentCorp	476	40,450
Mega Matrix Corp.	185	370
MRC Global, Inc. (A)	1,850	22,034
MSC Industrial Direct Company, Inc., Class A	705	60,073
NOW, Inc. (A)	2,251	24,829
Rush Enterprises, Inc., Class A	1,071	54,525
SiteOne Landscape Supply, Inc. (A)	801	129,514
Textainer Group Holdings, Ltd.	934	35,557

305

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Titan Machinery, Inc. (A)	513	$14,497
United Rentals, Inc. (A)	1,255	445,789
Univar Solutions, Inc. (A)	3,249	104,423
Veritiv Corp. (A)	274	36,604
W.W. Grainger, Inc.	838	432,232
Watsco, Inc.	666	202,890
WESCO International, Inc. (A)	915	119,078
		3,035,433
		73,608,043
Information technology – 26.1%
Communications equipment – 0.8%
ADTRAN, Inc.	1,000	18,450
Airspan Networks Holdings, Inc. (A)	603	1,755
Applied Optoelectronics, Inc. (A)	524	1,913
Arista Networks, Inc. (A)	5,389	748,963
Aviat Networks, Inc. (A)	36	1,108
CalAmp Corp. (A)	820	5,994
Calix, Inc. (A)	1,143	49,046
Cambium Networks Corp. (A)	562	13,286
Casa Systems, Inc. (A)	2,022	9,139
Ciena Corp. (A)	2,759	167,278
Cisco Systems, Inc.	73,145	4,078,565
Clearfield, Inc. (A)	289	18,849
CommScope Holding Company, Inc. (A)	3,833	30,204
Comtech Telecommunications Corp.	548	8,598
Digi International, Inc. (A)	683	14,698
DZS, Inc. (A)	566	7,850
EMCORE Corp. (A)	60	222
Extreme Networks, Inc. (A)	2,573	31,416
F5, Inc. (A)	1,082	226,084
Harmonic, Inc. (A)	2,066	19,193
Infinera Corp. (A)	3,517	30,492
Inseego Corp. (A)	1,798	7,282
Juniper Networks, Inc.	5,594	207,873
KVH Industries, Inc. (A)	504	4,586
Lantronix, Inc. (A)	53	354
Lumentum Holdings, Inc. (A)	1,320	128,832
Motorola Solutions, Inc.	2,893	700,685
NETGEAR, Inc. (A)	654	16,141
NetScout Systems, Inc. (A)	1,447	46,420
Plantronics, Inc. (A)	804	31,678
Powerwave Technologies, Inc. (A)(C)	912	0
Ribbon Communications, Inc. (A)	2,627	8,117
Ubiquiti, Inc.	1,101	320,567
Viasat, Inc. (A)	1,289	62,903
Viavi Solutions, Inc. (A)	4,348	69,916
		7,088,457
Electronic equipment, instruments and components – 0.7%
908 Devices, Inc. (A)	290	5,513
Advanced Energy Industries, Inc.	715	61,547
AEye, Inc. (A)	2,196	12,012
Akoustis Technologies, Inc. (A)	872	5,668
Amphenol Corp., Class A	10,334	778,667
Arlo Technologies, Inc. (A)	1,497	13,263
Arrow Electronics, Inc. (A)	1,017	120,647
Avnet, Inc.	1,792	72,737
Badger Meter, Inc.	563	56,137
Bel Fuse, Inc., Class B	346	6,173
Belden, Inc.	815	45,151
Benchmark Electronics, Inc.	800	20,032
CDW Corp.	2,361	422,359
ClearSign Technologies Corp. (A)	889	1,449
Cognex Corp.	3,162	243,948
Coherent, Inc. (A)	429	117,271
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Corning, Inc.	14,808	$546,563
CTS Corp.	667	23,572
Daktronics, Inc. (A)	1,227	4,712
ePlus, Inc. (A)	342	19,173
Evolv Technologies Holdings, Inc. (A)	2,210	5,857
FARO Technologies, Inc. (A)	391	20,301
Identiv, Inc. (A)	100	1,617
II-VI, Inc. (A)	1,909	138,383
Insight Enterprises, Inc. (A)	655	70,295
IPG Photonics Corp. (A)	949	104,162
Iteris, Inc. (A)	1,032	3,075
Itron, Inc. (A)	841	44,304
Jabil, Inc.	2,561	158,091
Keysight Technologies, Inc. (A)	3,222	508,979
Kimball Electronics, Inc. (A)	554	11,074
Knowles Corp. (A)	1,805	38,862
Littelfuse, Inc.	425	105,999
Methode Electronics, Inc.	768	33,216
MicroVision, Inc. (A)(B)	2,624	12,254
Napco Security Technologies, Inc. (A)	742	15,226
National Instruments Corp.	2,435	98,837
Netlist, Inc. (A)	3,719	20,157
nLight, Inc. (A)	848	14,704
Novanta, Inc. (A)	636	90,496
OSI Systems, Inc. (A)	333	28,345
PAR Technology Corp. (A)	370	14,926
PC Connection, Inc.	517	27,086
Plexus Corp. (A)	489	40,005
Rogers Corp. (A)	343	93,193
Sanmina Corp. (A)	1,095	44,260
ScanSource, Inc. (A)	460	16,003
SmartRent, Inc. (A)	2,767	14,001
TD SYNNEX Corp.	1,563	161,317
Teledyne Technologies, Inc. (A)	804	379,995
Trimble, Inc. (A)	4,408	317,993
TTM Technologies, Inc. (A)	2,254	33,404
Vishay Intertechnology, Inc.	2,396	46,962
Vishay Precision Group, Inc. (A)	306	9,838
Vontier Corp.	2,732	69,365
Zebra Technologies Corp., Class A (A)	933	385,982
		5,755,158
IT services – 4.0%
Affirm Holdings, Inc. (A)	4,641	214,785
AgileThought, Inc. (A)	536	2,439
Akamai Technologies, Inc. (A)	2,665	318,174
Alliance Data Systems Corp.	859	48,233
Automatic Data Processing, Inc.	7,262	1,652,395
Backblaze, Inc., Class A (A)	179	1,910
BigBear.ai Holdings, Inc. (A)(B)	401	3,304
BigCommerce Holdings, Inc., Series 1 (A)	1,168	25,591
Block, Inc. (A)	8,060	1,092,936
BM Technologies, Inc. (A)	364	3,112
Brightcove, Inc. (A)	983	7,667
Broadridge Financial Solutions, Inc.	2,027	315,624
Cass Information Systems, Inc.	256	9,449
Cloudflare, Inc., Class A (A)	5,513	659,906
Cognizant Technology Solutions Corp., Class A	9,149	820,391
Concentrix Corp.	931	155,067
Conduent, Inc. (A)	4,515	23,297
CSG Systems International, Inc.	652	41,448
Cyxtera Technologies, Inc. (A)	2,238	27,348
DigitalOcean Holdings, Inc. (A)	1,853	107,196

306

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
DXC Technology Company (A)	4,538	$148,075
EPAM Systems, Inc. (A)	1,007	298,686
Euronet Worldwide, Inc. (A)	970	126,246
EVO Payments, Inc., Class A (A)	1,591	36,736
ExlService Holdings, Inc. (A)	612	87,681
Fastly, Inc., Class A (A)	1,995	34,673
Fidelity National Information Services, Inc.	10,660	1,070,477
Fiserv, Inc. (A)	11,535	1,169,649
FleetCor Technologies, Inc. (A)	1,441	358,895
Flywire Corp. (A)	1,698	51,925
Gartner, Inc. (A)	1,445	429,830
Genpact, Ltd.	3,430	149,239
Global Payments, Inc.	5,118	700,347
GoDaddy, Inc., Class A (A)	2,969	248,505
i3 Verticals, Inc., Class A (A)	606	16,883
IBM Corp.	15,529	2,019,081
Information Services Group, Inc.	1,192	8,118
Jack Henry & Associates, Inc.	1,234	243,160
Kyndryl Holdings, Inc. (A)	3,286	43,112
Limelight Networks, Inc. (A)	2,664	13,906
LiveRamp Holdings, Inc. (A)	1,229	45,952
Marqeta, Inc., Class A (A)	9,562	105,564
Mastercard, Inc., Class A	17,077	6,102,978
Maximus, Inc.	1,097	82,220
MoneyGram International, Inc. (A)	1,519	16,041
MongoDB, Inc. (A)	1,099	487,505
Okta, Inc. (A)	2,503	377,853
Paychex, Inc.	6,262	854,575
Paymentus Holdings, Inc., Class A (A)	1,879	39,609
Payoneer Global, Inc. (A)	5,500	24,530
PayPal Holdings, Inc. (A)	20,403	2,359,607
Paysign, Inc. (A)	1,105	2,177
Perficient, Inc. (A)	594	65,393
Rackspace Technology, Inc. (A)	3,379	37,710
Remitly Global, Inc. (A)	2,668	26,333
Sabre Corp. (A)	5,716	65,334
ServiceSource International, Inc. (A)	4,978	6,471
Shift4 Payments, Inc., Class A (A)	1,389	86,021
Snowflake, Inc., Class A (A)	5,222	1,196,517
SolarWinds Corp.	2,988	39,770
Squarespace, Inc., Class A (A)	2,323	59,515
StarTek, Inc. (A)	653	2,893
Switch, Inc., Class A	4,331	133,481
TaskUS, Inc., Class A (A)	1,642	63,151
The Glimpse Group, Inc. (A)	48	307
The Hackett Group, Inc.	696	16,050
The Western Union Company	7,336	137,477
Thoughtworks Holding, Inc. (A)	5,068	105,465
Toast, Inc., Class A (A)(B)	8,600	186,878
TTEC Holdings, Inc.	869	71,710
Twilio, Inc., Class A (A)	3,083	508,109
Unisys Corp. (A)	1,317	28,460
VeriSign, Inc. (A)	1,835	408,214
Verra Mobility Corp. (A)	3,031	49,345
Visa, Inc., Class A	33,526	7,435,061
WEX, Inc. (A)	812	144,901
		34,158,673
Semiconductors and semiconductor equipment – 5.1%
ACM Research, Inc., Class A (A)	1,080	22,345
Advanced Micro Devices, Inc. (A)	28,392	3,104,381
Aehr Test Systems (A)	328	3,332
Allegro MicroSystems, Inc. (A)	3,523	100,053
Alpha & Omega Semiconductor, Ltd. (A)	545	29,784
Ambarella, Inc. (A)	657	68,932
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Amkor Technology, Inc.	4,357	$94,634
Analog Devices, Inc.	9,288	1,534,192
Applied Materials, Inc.	15,640	2,061,352
Atomera, Inc. (A)	385	5,028
Axcelis Technologies, Inc. (A)	650	49,095
AXT, Inc. (A)	115	807
Azenta, Inc.	1,336	110,728
Broadcom, Inc.	7,118	4,482,062
CEVA, Inc. (A)	480	19,512
Cirrus Logic, Inc. (A)	781	66,221
CMC Materials, Inc.	564	104,566
Cohu, Inc. (A)	925	27,380
CyberOptics Corp. (A)	20	812
Diodes, Inc. (A)	789	68,635
EMagin Corp. (A)	532	606
Enphase Energy, Inc. (A)	2,373	478,824
Entegris, Inc.	2,358	309,511
Everspin Technologies, Inc. (A)	78	679
First Solar, Inc. (A)	1,901	159,190
FormFactor, Inc. (A)	1,486	62,457
GlobalFoundries, Inc. (A)(B)	9,337	582,816
Ichor Holdings, Ltd. (A)	384	13,678
Impinj, Inc. (A)	451	28,657
Intel Corp.	70,192	3,478,716
KLA Corp.	2,615	957,247
Kopin Corp. (A)	1,117	2,826
Kulicke & Soffa Industries, Inc.	1,125	63,023
Lam Research Corp.	2,431	1,306,930
Lattice Semiconductor Corp. (A)	2,444	148,962
MACOM Technology Solutions Holdings, Inc. (A)	1,271	76,095
Marvell Technology, Inc.	14,358	1,029,612
MaxLinear, Inc. (A)	1,397	81,515
Meta Materials, Inc. (A)(B)	4,648	7,762
Microchip Technology, Inc.	9,623	723,072
Micron Technology, Inc.	19,371	1,508,807
MKS Instruments, Inc.	979	146,850
Monolithic Power Systems, Inc.	781	379,316
NeoPhotonics Corp. (A)	1,119	17,020
NVE Corp.	120	6,536
NVIDIA Corp.	43,317	11,819,477
ON Semiconductor Corp. (A)	7,536	471,829
Onto Innovation, Inc. (A)	921	80,026
PDF Solutions, Inc. (A)	745	20,763
Photronics, Inc. (A)	1,478	25,082
Pixelworks, Inc. (A)	598	1,776
Power Integrations, Inc.	1,066	98,797
Qorvo, Inc. (A)	1,907	236,659
QUALCOMM, Inc.	19,389	2,963,027
Rambus, Inc. (A)	2,159	68,851
Semtech Corp. (A)	1,144	79,325
Silicon Laboratories, Inc. (A)	729	109,496
SiTime Corp. (A)	323	80,046
SkyWater Technology, Inc. (A)	576	6,238
Skyworks Solutions, Inc.	2,852	380,115
SMART Global Holdings, Inc. (A)	1,012	26,140
SunPower Corp. (A)	3,113	66,867
Synaptics, Inc. (A)	681	135,860
Teradyne, Inc.	2,847	336,601
Texas Instruments, Inc.	15,911	2,919,350
Ultra Clean Holdings, Inc. (A)	836	35,438
Universal Display Corp.	856	142,909
Veeco Instruments, Inc. (A)	1,119	30,426
WiSA Technologies, Inc. (A)	317	396

307

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Wolfspeed, Inc. (A)	2,067	$235,349
		43,895,401
Software – 9.4%
8x8, Inc. (A)	2,080	26,187
A10 Networks, Inc.	1,431	19,962
ACI Worldwide, Inc. (A)	2,182	68,711
Adobe, Inc. (A)	8,262	3,764,332
Agilysys, Inc. (A)	497	19,820
Alarm.com Holdings, Inc. (A)	928	61,675
Alkami Technology, Inc. (A)	1,341	19,190
Altair Engineering, Inc., Class A (A)	1,383	89,065
Alteryx, Inc., Class A (A)	1,217	87,052
American Software, Inc., Class A	667	13,900
Amplitude, Inc., Class A (A)	1,760	32,437
Anaplan, Inc. (A)	2,601	169,195
ANSYS, Inc. (A)	1,548	491,722
Appfolio, Inc., Class A (A)	633	71,662
Appian Corp. (A)	1,266	76,998
AppLovin Corp., Class A (A)	6,582	362,471
Asana, Inc., Class A (A)	3,102	123,987
Aspen Technology, Inc. (A)	1,205	199,271
Auddia, Inc. (A)	478	975
Autodesk, Inc. (A)	3,853	825,891
Avalara, Inc. (A)	1,549	154,141
Avaya Holdings Corp. (A)	1,627	20,614
AvePoint, Inc. (A)	2,541	13,366
AvidXchange Holdings, Inc. (A)	2,123	17,090
Benefitfocus, Inc. (A)	722	9,112
Bentley Systems, Inc., Class B	4,989	220,414
Bill.com Holdings, Inc. (A)	1,661	376,698
Black Knight, Inc. (A)	2,771	160,690
Blackbaud, Inc. (A)	910	54,482
Blackline, Inc. (A)	1,061	77,686
Blend Labs, Inc., Class A (A)	3,398	19,369
Bottomline Technologies DE, Inc. (A)	850	48,178
Box, Inc., Class A (A)	2,797	81,281
Braze, Inc., Class A (A)	1,334	55,321
Bridgeline Digital, Inc. (A)	370	707
C3.ai, Inc., Class A (A)	1,825	41,428
Cadence Design Systems, Inc. (A)	4,872	801,249
CCC Intelligent Solutions Holdings, Inc. (A)	9,972	110,091
CDK Global, Inc.	2,209	107,534
Cerence, Inc. (A)	696	25,126
Ceridian HCM Holding, Inc. (A)	2,675	182,863
ChannelAdvisor Corp. (A)	600	9,942
Cipher Mining, Inc. (A)	3,155	11,484
Citrix Systems, Inc.	2,218	223,796
Clear Secure, Inc., Class A (A)	2,462	66,179
Clearwater Analytics Holdings, Inc., Class A (A)	3,883	81,543
CommVault Systems, Inc. (A)	850	56,398
Confluent, Inc., Class A (A)	4,598	188,518
Consensus Cloud Solutions, Inc. (A)	297	17,859
CoreCard Corp. (A)	191	5,233
Couchbase, Inc. (A)	669	11,654
Coupa Software, Inc. (A)	1,310	133,135
Crowdstrike Holdings, Inc., Class A (A)	3,998	907,866
CS Disco, Inc. (A)	897	30,471
Datadog, Inc., Class A (A)	5,475	829,298
Datto Holding Corp. (A)	2,301	61,483
Digimarc Corp. (A)	294	7,753
DocuSign, Inc. (A)	3,447	369,243
Dolby Laboratories, Inc., Class A	1,788	139,857
Domo, Inc., Class B (A)	570	28,825
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
DoubleVerify Holdings, Inc. (A)	2,545	$64,058
Dropbox, Inc., Class A (A)	6,875	159,844
Duck Creek Technologies, Inc. (A)	2,105	46,563
Dynatrace, Inc. (A)	5,052	237,949
Ebix, Inc.	593	19,658
eGain Corp. (A)	755	8,743
Embark Technology, Inc. (A)(B)	4,887	28,784
Enfusion, Inc., Class A (A)	536	6,818
EngageSmart, Inc. (A)	2,523	53,765
Envestnet, Inc. (A)	1,010	75,184
Everbridge, Inc. (A)	700	30,548
EverCommerce, Inc. (A)	3,253	42,940
Expensify, Inc. (A)	591	10,378
Fair Isaac Corp. (A)	491	229,032
Five9, Inc. (A)	1,205	133,032
ForgeRock, Inc., Class A (A)	1,314	28,803
Fortinet, Inc. (A)	2,875	982,503
Freshworks, Inc., Class A (A)	4,778	85,622
Gitlab, Inc., Class A (A)(B)	2,234	121,641
Greenidge Generation Holdings, Inc. (A)	613	5,272
Guidewire Software, Inc. (A)	1,507	142,592
HashiCorp, Inc., Class A (A)(B)	2,736	147,744
HubSpot, Inc. (A)	834	396,100
Informatica, Inc., Class A (A)	3,963	78,230
Instructure Holdings, Inc. (A)	2,069	41,504
Intapp, Inc. (A)	876	21,033
InterDigital, Inc.	575	36,685
Intuit, Inc.	4,839	2,326,785
IronNet, Inc. (A)	1,494	5,677
Jamf Holding Corp. (A)	1,772	61,683
JFrog, Ltd. (A)	1,737	46,812
Kaltura, Inc. (A)	1,306	2,338
KnowBe4, Inc., Class A (A)	2,865	65,952
LivePerson, Inc. (A)	1,279	31,233
Mandiant, Inc. (A)	4,371	97,517
Manhattan Associates, Inc. (A)	1,136	157,575
Matterport, Inc. (A)	4,076	33,097
MeridianLink, Inc. (A)	1,186	21,467
Microsoft Corp.	130,055	40,097,257
MicroStrategy, Inc., Class A (A)	173	84,133
Mitek Systems, Inc. (A)	911	13,364
Model N, Inc. (A)	719	19,341
Momentive Global, Inc. (A)	2,729	44,374
N-able, Inc. (A)	3,262	29,684
nCino, Inc. (A)	1,572	64,421
NCR Corp. (A)	2,373	95,371
New Relic, Inc. (A)	1,168	78,116
NextNav, Inc. (A)	190	1,423
NortonLifeLock, Inc.	10,337	274,137
Nutanix, Inc., Class A (A)	3,791	101,675
Olo, Inc., Class A (A)	2,432	32,224
ON24, Inc. (A)	546	7,180
OneSpan, Inc. (A)	856	12,361
Oracle Corp.	47,450	3,925,539
PagerDuty, Inc. (A)	1,558	53,268
Palantir Technologies, Inc., Class A (A)	34,039	467,355
Palo Alto Networks, Inc. (A)	1,723	1,072,585
Paycom Software, Inc. (A)	1,066	369,241
Paycor HCM, Inc. (A)	3,177	92,482
Paylocity Holding Corp. (A)	973	200,214
Pegasystems, Inc.	1,468	118,394
Ping Identity Holding Corp. (A)	1,506	41,310
Procore Technologies, Inc. (A)	2,210	128,092
Progress Software Corp.	801	37,719
PROS Holdings, Inc. (A)	854	28,447

308

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
PTC, Inc. (A)	2,118	$228,151
Q2 Holdings, Inc. (A)	1,009	62,205
Qualtrics International, Inc., Class A (A)	8,835	252,239
Qualys, Inc. (A)	711	101,254
Qumu Corp. (A)	653	1,149
Rapid7, Inc. (A)	1,011	112,464
Rekor Systems, Inc. (A)	852	3,885
Rimini Street, Inc. (A)	1,519	8,810
RingCentral, Inc., Class A (A)	1,448	169,720
Riot Blockchain, Inc. (A)	1,818	38,487
Sailpoint Technologies Holdings, Inc. (A)	1,710	87,518
salesforce.com, Inc. (A)	17,011	3,611,776
Samsara, Inc., Class A (A)(B)	7,257	116,257
Seachange International, Inc. (A)	981	1,109
SecureWorks Corp., Class A (A)	1,619	21,452
SEMrush Holdings, Inc., Class A (A)	2,229	26,614
SentinelOne, Inc., Class A (A)	4,539	175,841
ServiceNow, Inc. (A)	3,475	1,935,193
ShotSpotter, Inc. (A)	262	7,263
Smartsheet, Inc., Class A (A)	2,230	122,159
Smith Micro Software, Inc. (A)	28	106
Splunk, Inc. (A)	2,861	425,173
Sprinklr, Inc., Class A (A)	4,476	53,264
Sprout Social, Inc., Class A (A)	917	73,470
SPS Commerce, Inc. (A)	634	83,181
SS&C Technologies Holdings, Inc.	4,562	342,241
Stronghold Digital Mining, Inc., Class A (A)(B)	565	3,305
Sumo Logic, Inc. (A)	1,696	19,792
Synchronoss Technologies, Inc. (A)	1,177	2,036
Synopsys, Inc. (A)	2,638	879,166
Telos Corp. (A)	953	9,501
Tenable Holdings, Inc. (A)	1,938	111,997
Teradata Corp. (A)	1,965	96,855
Terawulf, Inc. (A)	1,276	10,718
The Trade Desk, Inc., Class A (A)	8,434	584,055
Tyler Technologies, Inc. (A)	728	323,880
UiPath, Inc., Class A (A)	8,998	194,267
Unity Software, Inc. (A)	4,988	494,859
Upland Software, Inc. (A)	553	9,738
UserTesting, Inc. (A)	35	374
Varonis Systems, Inc. (A)	1,938	92,133
Verint Systems, Inc. (A)	1,254	64,832
Veritone, Inc. (A)	504	9,213
Vertex, Inc., Class A (A)	2,371	36,371
Viant Technology, Inc., Class A (A)	801	5,247
VirnetX Holding Corp. (A)(B)	1,593	2,597
VMware, Inc., Class A	7,311	832,504
Vonage Holdings Corp. (A)	4,627	93,882
Weave Communications, Inc. (A)	191	1,138
Workday, Inc., Class A (A)	4,358	1,043,567
Workiva, Inc. (A)	906	106,908
Xperi Holding Corp.	2,083	36,078
Yext, Inc. (A)	2,330	16,054
Zendesk, Inc. (A)	2,143	257,781
Zeta Global Holdings Corp., Class A (A)(B)	2,980	37,995
Zoom Video Communications, Inc., Class A (A)	5,149	603,617
Zscaler, Inc. (A)	2,407	580,761
Zuora, Inc., Class A (A)	2,245	33,630
		80,513,180
Technology hardware, storage and peripherals – 6.1%
3D Systems Corp. (A)	2,231	37,213
Apple, Inc.	284,142	49,614,035
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Avid Technology, Inc. (A)	850	$29,640
Corsair Gaming, Inc. (A)(B)	1,436	30,386
CPI Card Group, Inc. (A)	115	1,668
Dell Technologies, Inc., Class C (A)	13,218	663,411
Diebold Nixdorf, Inc. (A)	1,599	10,761
Eastman Kodak Company (A)	667	4,369
Hewlett Packard Enterprise Company	22,613	377,863
HP, Inc.	20,029	727,053
Immersion Corp. (A)	809	4,498
Intevac, Inc. (A)	745	3,986
IonQ, Inc. (A)(B)	2,837	36,200
Movano, Inc. (A)	115	312
NetApp, Inc.	3,922	325,526
Pure Storage, Inc., Class A (A)	5,116	180,646
Turtle Beach Corp. (A)	144	3,066
Western Digital Corp. (A)	5,491	272,628
Xerox Holdings Corp.	3,431	69,203
		52,392,464
		223,803,333
Materials – 2.5%
Chemicals – 1.3%
AdvanSix, Inc.	524	26,771
Air Products & Chemicals, Inc.	3,733	932,914
Albemarle Corp.	2,054	454,242
American Vanguard Corp.	728	14,793
Amyris, Inc. (A)	4,828	21,050
Ashland Global Holdings, Inc.	950	93,490
Aspen Aerogels, Inc. (A)	612	21,102
Avient Corp.	1,723	82,704
Axalta Coating Systems, Ltd. (A)	4,109	100,999
Balchem Corp.	457	62,472
Cabot Corp.	1,144	78,261
Celanese Corp.	1,702	243,165
CF Industries Holdings, Inc.	3,764	387,918
Chase Corp.	194	16,861
Corteva, Inc.	12,779	734,537
CVR Nitrogen LP (A)(C)	1,086	195
Diversey Holdings, Ltd. (A)	4,552	34,459
Dow, Inc.	12,927	823,708
DuPont de Nemours, Inc.	8,959	659,203
Eastman Chemical Company	2,352	263,565
Ecolab, Inc.	4,925	869,558
Ecovyst, Inc.	2,904	33,570
Ferro Corp. (A)	1,719	37,371
FMC Corp.	2,213	291,164
FutureFuel Corp.	1,090	10,606
GCP Applied Technologies, Inc. (A)	1,572	49,392
Ginkgo Bioworks Holdings, Inc. (A)	27,450	110,624
Hawkins, Inc.	532	24,419
HB Fuller Company	1,013	66,929
Huntsman Corp.	3,805	142,726
Ingevity Corp. (A)	765	49,014
Innospec, Inc.	510	47,201
International Flavors & Fragrances, Inc.	4,464	586,257
Intrepid Potash, Inc. (A)	302	24,806
Koppers Holdings, Inc.	482	13,265
Kronos Worldwide, Inc.	2,526	39,204
Livent Corp. (A)	2,960	77,167
LSB Industries, Inc. (A)	1,182	25,815
Minerals Technologies, Inc.	608	40,219
NewMarket Corp.	96	31,140
Olin Corp.	2,862	149,625
Origin Materials, Inc. (A)	1,904	12,528
PPG Industries, Inc.	4,098	537,125
Quaker Chemical Corp.	313	54,090

309

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Rayonier Advanced Materials, Inc. (A)	1,194	$7,845
RPM International, Inc.	2,026	164,997
Sensient Technologies Corp.	757	63,550
Stepan Company	50	4,941
The Chemours Company	3,059	96,297
The Mosaic Company	6,690	444,885
The Scotts Miracle-Gro Company	1,019	125,296
The Sherwin-Williams Company	4,520	1,128,282
Trecora Resources (A)	757	6,404
Tredegar Corp.	832	9,976
Trinseo PLC	96	4,600
Valhi, Inc.	636	18,641
Valvoline, Inc.	3,221	101,655
Westlake Chemical Partners LP	799	21,637
Westlake Corp.	2,210	272,714
Zymergen, Inc. (A)	1,577	4,558
		10,852,502
Construction materials – 0.1%
Eagle Materials, Inc.	741	95,115
Martin Marietta Materials, Inc.	984	378,732
Summit Materials, Inc., Class A (A)	2,191	68,052
United States Lime & Minerals, Inc.	134	15,549
Vulcan Materials Company	2,073	380,810
		938,258
Containers and packaging – 0.3%
AptarGroup, Inc.	916	107,630
Avery Dennison Corp.	1,438	250,169
Ball Corp.	5,543	498,870
Berry Global Group, Inc. (A)	2,354	136,438
Crown Holdings, Inc.	2,174	271,946
Graphic Packaging Holding Company	5,585	111,923
Greif, Inc., Class A	931	60,571
International Paper Company	6,640	306,436
Myers Industries, Inc.	844	18,230
O-I Glass, Inc. (A)	3,104	40,911
Packaging Corp. of America	1,509	235,570
Pactiv Evergreen, Inc.	2,656	26,719
Sealed Air Corp.	2,551	170,815
Silgan Holdings, Inc.	1,469	67,912
Sonoco Products Company	1,488	93,089
TriMas Corp.	1,020	32,732
Westrock Company	4,806	226,026
		2,655,987
Metals and mining – 0.8%
Alcoa Corp.	3,330	299,800
Allegheny Technologies, Inc. (A)	2,447	65,677
Alpha Metallurgical Resources, Inc. (A)	352	46,450
Arconic Corp. (A)	1,987	50,907
Carpenter Technology Corp.	974	40,889
Century Aluminum Company (A)	1,740	45,779
Cleveland-Cliffs, Inc. (A)	8,588	276,619
Coeur Mining, Inc. (A)	4,942	21,992
Commercial Metals Company	2,212	92,063
Compass Minerals International, Inc.	667	41,881
Freeport-McMoRan, Inc.	25,599	1,273,294
Gatos Silver, Inc. (A)	868	3,750
Haynes International, Inc.	334	14,228
Hecla Mining Company	9,827	64,563
Kaiser Aluminum Corp.	336	31,638
Materion Corp.	423	36,268
MP Materials Corp. (A)	2,977	170,701
Newmont Corp.	13,932	1,106,897
Nucor Corp.	4,934	733,439
Olympic Steel, Inc.	325	12,500
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Pan American Silver Corp., CVR (A)	7,232	$6,075
Ramaco Resources, Inc.	575	9,085
Rare Element Resources, Ltd. (A)	467	546
Reliance Steel & Aluminum Company	900	165,015
Royal Gold, Inc.	1,128	159,364
Ryerson Holding Corp.	738	25,845
Schnitzer Steel Industries, Inc., Class A	547	28,411
Southern Copper Corp.	13,693	1,039,299
Steel Dynamics, Inc.	3,342	278,823
SunCoke Energy, Inc.	2,119	18,880
TimkenSteel Corp. (A)	1,005	21,989
U.S. Steel Corp.	4,538	171,264
Warrior Met Coal, Inc.	968	35,922
Worthington Industries, Inc.	793	40,768
		6,430,621
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	390	10,932
Glatfelter Corp.	999	12,368
Louisiana-Pacific Corp.	1,575	97,839
Neenah, Inc.	345	13,683
Schweitzer-Mauduit International, Inc.	627	17,243
Sylvamo Corp. (A)	673	22,397
		174,462
		21,051,830
Real estate – 3.3%
Equity real estate investment trusts – 3.1%
Acadia Realty Trust	1,860	40,306
Agree Realty Corp.	883	58,596
Alexander & Baldwin, Inc.	1,506	34,924
Alexander's, Inc.	108	27,673
Alexandria Real Estate Equities, Inc.	2,408	484,610
American Assets Trust, Inc.	1,261	47,779
American Campus Communities, Inc.	2,673	149,608
American Homes 4 Rent, Class A	6,051	242,222
American Tower Corp.	7,895	1,983,382
Americold Realty Trust	4,031	112,384
Apartment Income REIT Corp.	2,951	157,760
Apartment Investment and Management Company, Class A (A)	3,114	22,794
Apple Hospitality REIT, Inc.	4,472	80,362
Armada Hoffler Properties, Inc.	1,229	17,943
Ashford Hospitality Trust, Inc. (A)	444	4,529
AvalonBay Communities, Inc.	2,283	567,029
Bluerock Residential Growth REIT, Inc.	683	18,147
Boston Properties, Inc.	2,803	361,026
Braemar Hotels & Resorts, Inc.	978	6,044
Brandywine Realty Trust	3,757	53,124
Brixmor Property Group, Inc.	5,578	143,968
Broadstone Net Lease, Inc.	1,879	40,925
BRT Apartments Corp.	385	9,228
Camden Property Trust	1,440	239,328
CareTrust REIT, Inc.	2,053	39,623
CatchMark Timber Trust, Inc., Class A	1,315	10,783
Centerspace	226	22,175
Chatham Lodging Trust (A)	1,057	14,576
Community Healthcare Trust, Inc.	472	19,923
Corporate Office Properties Trust	2,351	67,098
Cousins Properties, Inc.	2,993	120,588
Creative Media & Community Trust Corp.	337	2,608
Crown Castle International Corp.	7,537	1,391,330
CubeSmart	3,744	194,800
DiamondRock Hospitality Company (A)	4,163	42,046
Digital Realty Trust, Inc.	4,937	700,067

310

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
DigitalBridge Group, Inc. (A)	9,145	$65,844
Diversified Healthcare Trust	5,157	16,502
Douglas Emmett, Inc.	3,408	113,895
Duke Realty Corp.	6,680	387,841
Easterly Government Properties, Inc.	1,561	33,000
EastGroup Properties, Inc.	743	151,037
Empire State Realty Trust, Inc., Class A	3,543	34,792
EPR Properties	1,457	79,712
Equinix, Inc.	1,565	1,160,635
Equity LifeStyle Properties, Inc.	2,967	226,916
Equity Residential	6,587	592,303
Essential Properties Realty Trust, Inc.	1,463	37,014
Essex Property Trust, Inc.	922	318,533
Extra Space Storage, Inc.	2,270	466,712
Farmland Partners, Inc.	930	12,788
Federal Realty Investment Trust	1,456	177,734
First Industrial Realty Trust, Inc.	2,476	153,289
Four Corners Property Trust, Inc.	1,453	39,289
Franklin Street Properties Corp.	2,261	13,340
Gaming and Leisure Properties, Inc.	4,421	207,478
Getty Realty Corp.	966	27,647
Gladstone Commercial Corp.	793	17,462
Gladstone Land Corp.	706	25,713
Global Medical REIT, Inc.	854	13,937
Global Net Lease, Inc.	1,979	31,130
Healthcare Realty Trust, Inc.	2,832	77,823
Healthcare Trust of America, Inc., Class A	4,107	128,713
Healthpeak Properties, Inc.	9,693	332,761
Hersha Hospitality Trust (A)	1,005	9,125
Highwoods Properties, Inc.	2,063	94,362
Host Hotels & Resorts, Inc.	13,023	253,037
Hudson Pacific Properties, Inc.	3,068	85,137
Independence Realty Trust, Inc.	2,095	55,392
Indus Realty Trust, Inc.	186	13,595
Industrial Logistics Properties Trust	1,490	33,778
Innovative Industrial Properties, Inc.	372	76,409
Invitation Homes, Inc.	10,409	418,234
Iron Mountain, Inc.	5,295	293,396
iStar, Inc.	1,236	28,935
JBG SMITH Properties	2,682	78,368
Kilroy Realty Corp.	2,170	165,831
Kimco Realty Corp.	11,178	276,097
Kite Realty Group Trust	4,091	93,152
Lamar Advertising Company, Class A	1,855	215,514
Life Storage, Inc.	1,345	188,878
LTC Properties, Inc.	837	32,199
LXP Industrial Trust	5,323	83,571
Medical Properties Trust, Inc.	10,170	214,994
MGM Growth Properties LLC, Class A	2,079	80,457
Mid-America Apartment Communities, Inc.	1,807	378,476
National Health Investors, Inc.	880	51,929
National Retail Properties, Inc.	3,402	152,886
National Storage Affiliates Trust	1,224	76,818
Necessity Retail REIT, Inc.	2,393	18,929
New York REIT Liquidating LLC (A)(C)	457	7,400
NexPoint Residential Trust, Inc.	522	47,142
Office Properties Income Trust	1,104	28,406
Omega Healthcare Investors, Inc.	4,522	140,906
One Liberty Properties, Inc.	547	16,842
Orion Office REIT, Inc.	983	13,762
Outfront Media, Inc.	2,732	77,671
Paramount Group, Inc.	4,815	52,532
Park Hotels & Resorts, Inc.	4,447	86,850
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Pebblebrook Hotel Trust	2,611	$63,917
Phillips Edison & Company, Inc.	1,416	48,696
Physicians Realty Trust	3,981	69,827
Piedmont Office Realty Trust, Inc., Class A	2,477	42,654
Plymouth Industrial REIT, Inc.	429	11,626
PotlatchDeltic Corp.	1,335	70,395
Preferred Apartment Communities, Inc.	904	22,546
Prologis, Inc.	12,948	2,090,843
PS Business Parks, Inc.	213	35,801
Public Storage	2,878	1,123,226
Rayonier, Inc.	2,771	113,944
Realty Income Corp.	9,835	681,566
Regency Centers Corp.	3,192	227,717
Retail Opportunity Investments Corp.	2,507	48,611
Retail Value, Inc.	522	1,597
Rexford Industrial Realty, Inc.	2,347	175,063
RLJ Lodging Trust	3,441	48,449
RPT Realty	1,545	21,275
Ryman Hospitality Properties, Inc. (A)	1,027	95,275
Sabra Health Care REIT, Inc.	4,102	61,079
Safehold, Inc.	890	49,351
Saul Centers, Inc.	494	26,034
SBA Communications Corp.	1,901	654,134
Seritage Growth Properties, Class A (A)	866	10,964
Service Properties Trust	3,498	30,887
Simon Property Group, Inc.	5,765	758,443
SITE Centers Corp.	4,024	67,241
SL Green Realty Corp.	172	13,963
Spirit Realty Capital, Inc.	2,024	93,144
STAG Industrial, Inc.	2,912	120,411
STORE Capital Corp.	4,908	143,461
Summit Hotel Properties, Inc. (A)	2,173	21,643
Sun Communities, Inc.	1,906	334,103
Sunstone Hotel Investors, Inc. (A)	4,424	52,115
Tanger Factory Outlet Centers, Inc.	1,977	33,985
Terreno Realty Corp.	1,416	104,855
The GEO Group, Inc. (A)	2,079	13,742
The Macerich Company	3,197	50,001
UDR, Inc.	5,225	299,758
UMH Properties, Inc.	958	23,557
Uniti Group, Inc.	4,136	56,911
Universal Health Realty Income Trust	293	17,102
Urban Edge Properties	2,372	45,305
Urstadt Biddle Properties, Inc., Class A	889	16,722
Ventas, Inc.	7,160	442,202
Veris Residential, Inc. (A)	1,996	34,710
VICI Properties, Inc.	10,846	308,677
Vornado Realty Trust	3,603	163,288
Washington Real Estate Investment Trust	1,739	44,345
Welltower, Inc.	7,629	733,452
Weyerhaeuser Company	13,323	504,942
Whitestone REIT	991	13,131
WP Carey, Inc.	3,402	275,018
Xenia Hotels & Resorts, Inc. (A)	2,341	45,158
		27,071,020
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	5,926	542,348
Compass, Inc., Class A (A)	6,964	54,737
Doma Holdings, Inc. (A)	5,923	12,853
Douglas Elliman, Inc.	1,405	10,257
eXp World Holdings, Inc.	2,650	56,101
Fathom Holdings, Inc. (A)	187	2,001
Five Point Holdings LLC, Class A (A)	2,953	18,043
Forestar Group, Inc. (A)	1,120	19,891

311

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
FRP Holdings, Inc. (A)	258	$14,912
Jones Lang LaSalle, Inc. (A)	915	219,106
Kennedy-Wilson Holdings, Inc.	2,863	69,829
Marcus & Millichap, Inc.	768	40,458
Maui Land & Pineapple Company, Inc. (A)	514	5,711
Newmark Group, Inc., Class A	3,701	58,920
Offerpad Solutions, Inc. (A)	3,542	17,816
Opendoor Technologies, Inc. (A)	10,757	93,048
Rafael Holdings, Inc., Class B (A)	347	871
RE/MAX Holdings, Inc., Class A	431	11,952
Redfin Corp. (A)	1,922	34,673
Tejon Ranch Company (A)	613	11,193
The Howard Hughes Corp. (A)	903	93,560
The RMR Group, Inc., Class A	663	20,619
The St. Joe Company	1,186	70,259
Zillow Group, Inc., Class A (A)	45	2,170
Zillow Group, Inc., Class C (A)	4,332	213,524
		1,694,852
		28,765,872
Utilities – 2.5%
Electric utilities – 1.5%
ALLETE, Inc.	1,037	69,458
Alliant Energy Corp.	3,250	203,060
American Electric Power Company, Inc.	8,441	842,159
Avangrid, Inc.	5,835	272,728
Constellation Energy Corp.	5,699	320,569
Duke Energy Corp.	13,293	1,484,296
Edison International	6,709	470,301
Entergy Corp.	3,521	411,077
Evergy, Inc.	4,180	285,661
Eversource Energy	6,010	530,022
Exelon Corp.	17,098	814,378
FirstEnergy Corp.	9,491	435,257
Genie Energy, Ltd., B Shares	706	4,766
Hawaiian Electric Industries, Inc.	2,097	88,724
IDACORP, Inc.	933	107,631
MGE Energy, Inc.	751	59,922
NextEra Energy, Inc.	34,040	2,883,528
NRG Energy, Inc.	4,265	163,605
OGE Energy Corp.	4,136	168,666
Otter Tail Corp.	842	52,625
PG&E Corp. (A)	34,532	412,312
Pinnacle West Capital Corp.	1,796	140,268
PNM Resources, Inc.	1,631	77,750
Portland General Electric Company	1,751	96,568
PPL Corp.	13,420	383,275
The Southern Company	18,363	1,331,501
Via Renewables, Inc.	849	6,996
Xcel Energy, Inc.	9,408	678,975
		12,796,078
Gas utilities – 0.1%
Atmos Energy Corp.	2,179	260,369
Chesapeake Utilities Corp.	361	49,731
National Fuel Gas Company	1,710	117,477
New Jersey Resources Corp.	1,858	85,208
Northwest Natural Holding Company	666	34,446
ONE Gas, Inc.	1,009	89,034
RGC Resources, Inc.	260	5,559
South Jersey Industries, Inc.	1,973	68,167
Southwest Gas Holdings, Inc.	848	66,390
Spire, Inc.	960	68,890
Star Group LP	997	11,067
Suburban Propane Partners LP	1,423	22,910
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
UGI Corp.	3,548	$128,509
		1,007,757
Independent power and renewable electricity producers – 0.1%
Brookfield Renewable Corp., Class A	270	11,826
Clearway Energy, Inc., Class A	1,164	38,784
Clearway Energy, Inc., Class C	1,928	70,391
Montauk Renewables, Inc. (A)	2,059	23,061
NextEra Energy Partners LP	1,301	108,451
Ormat Technologies, Inc.	1,076	88,049
Sunnova Energy International, Inc. (A)	1,925	44,391
The AES Corp.	12,202	313,957
Vistra Corp.	8,925	207,506
		906,416
Multi-utilities – 0.7%
Ameren Corp.	4,077	382,260
Avista Corp.	1,415	63,887
Black Hills Corp.	1,170	90,113
CenterPoint Energy, Inc.	10,525	322,486
CMS Energy Corp.	5,014	350,679
Consolidated Edison, Inc.	5,366	508,053
Dominion Energy, Inc.	14,098	1,197,907
DTE Energy Company	3,307	437,218
NiSource, Inc.	7,487	238,087
NorthWestern Corp.	981	59,341
Public Service Enterprise Group, Inc.	8,963	627,410
Sempra Energy	5,251	882,798
Unitil Corp.	366	18,256
WEC Energy Group, Inc.	5,493	548,256
		5,726,751
Water utilities – 0.1%
American States Water Company	703	62,581
American Water Works Company, Inc.	3,135	518,937
Artesian Resources Corp., Class A	287	13,934
Cadiz, Inc. (A)	752	1,557
California Water Service Group	1,017	60,288
Essential Utilities, Inc.	3,802	194,396
Global Water Resources, Inc.	678	11,282
Middlesex Water Company	324	34,075
Pure Cycle Corp. (A)	700	8,414
SJW Group	625	43,488
The York Water Company	308	13,851
		962,803
		21,399,805
TOTAL COMMON STOCKS (Cost $351,495,714)		$846,175,089
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Internet and direct marketing retail – 0.0%
Qurate Retail, Inc., 8.000%	260	22,363
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	510	11,893
Information technology – 0.0%
Semiconductors and semiconductor equipment – 0.0%
Meta Materials, Inc. (A)(B)	2,456	2,996
TOTAL PREFERRED SECURITIES (Cost $84,689)		$37,252
WARRANTS – 0.0%
Amplify Energy Corp. (Expiration Date: 5-4-22; Strike Price: $42.60) (A)	57	1

312

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Basic Energy Services, Inc. (Expiration Date: 12-23-23; Strike Price: $55.25) (A)	55	$0
Battalion Oil Corp. (Expiration Date: 10-8-22; Strike Price: $40.17) (A)(C)	46	1
Battalion Oil Corp. (Expiration Date: 8-10-22; Strike Price: $48.28) (A)(C)	57	1
Denbury, Inc. (Expiration Date: 9-18-23; Strike Price: $35.41) (A)	23	1,079
Hycroft Mining Holding Corp. (Expiration Date: 10-22-22) (A)(D)	196	52
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	77	1,771
Oasis Petroleum, Inc. (Expiration Date: 11-19-24; Strike Price: $94.57) (A)	31	1,860
Tidewater, Inc., Class A (Expiration Date: 7-31-23; Strike Price: $57.06) (A)	66	60
Tidewater, Inc., Class B (Expiration Date: 7-31-23; Strike Price: $62.28) (A)	71	40
TOTAL WARRANTS (Cost $120,251)		$4,865
SHORT-TERM INVESTMENTS – 2.2%
U.S. Government Agency – 0.2%
Federal Home Loan Bank Discount Note 0.150%, 04/07/2022 *	$2,000,000	1,999,943
Short-term funds – 0.8%
John Hancock Collateral Trust, 0.3592% (E)(F)	711,064	7,109,784
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.2%
Repurchase Agreement with State Street Corp. dated 3-31-22 at 0.000% to be repurchased at $9,799,000 on 4-1-22, collateralized by $10,008,300 U.S. Treasury Notes, 2.250% due 3-31-24 (valued at $9,995,009)	$9,799,000	$9,799,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,909,260)		$18,908,727
Total Investments (Total Stock Market Index Trust) (Cost $370,609,914) – 100.8%		$865,125,933
Other assets and liabilities, net – (0.8%)		(6,894,380)
TOTAL NET ASSETS – 100.0%		$858,231,553
Security Abbreviations and Legend
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $6,877,342.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 3-31-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	21	Long	Jun 2022	$2,108,771	$2,169,720	$60,949
S&P 500 Index E-Mini Futures	49	Long	Jun 2022	10,443,061	11,100,338	657,277
						$718,226

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.9%
U.S. Government Agency – 0.9%
Federal Home Loan Mortgage Corp.
1.640%, (6 month LIBOR + 1.515%), 12/01/2035 (A)	$34,841	$35,590
1.697%, (12 month LIBOR + 1.447%), 06/01/2036 (A)	15,740	16,335
1.815%, (6 month LIBOR + 1.565%), 12/01/2036 (A)	21,646	22,096
1.875%, (12 month LIBOR + 1.608%), 02/01/2036 (A)	45,521	47,457
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
1.901%, (12 month LIBOR + 1.642%), 09/01/2043 (A)	$288,984	$299,107
1.907%, (12 month LIBOR + 1.607%), 05/01/2037 (A)	63,265	65,915
2.173%, (1 Year CMT + 2.086%), 12/01/2035 (A)	101,107	104,397

313

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.290%, (1 Year CMT + 2.165%), 11/01/2036 (A)	$82,885	$86,681
2.295%, (1 Year CMT + 2.295%), 08/01/2035 (A)	69,075	72,214
2.356%, (1 Year CMT + 2.231%), 05/01/2034 (A)	99,403	103,486
Federal National Mortgage Association
1.587%, (12 month LIBOR + 1.295%), 10/01/2038 (A)	35,735	36,752
1.721%, (12 month LIBOR + 1.446%), 04/01/2035 (A)	265,003	270,253
1.807%, (6 month LIBOR + 1.521%), 02/01/2035 (A)	55,792	57,844
1.843%, (12 month LIBOR + 1.571%), 07/01/2035 (A)	147,173	150,907
1.847%, (6 month LIBOR + 1.490%), 10/01/2035 (A)	126,262	128,721
2.273%, (1 Year CMT + 2.148%), 01/01/2036 (A)	33,789	34,949
2.328%, (1 Year CMT + 2.195%), 02/01/2035 (A)	116,732	121,814
2.336%, (1 Year CMT + 2.174%), 01/01/2036 (A)	106,695	110,383
2.342%, (1 Year CMT + 2.196%), 05/01/2036 (A)	157,242	162,827
2.377%, (1 Year CMT + 2.275%), 07/01/2035 (A)	93,079	97,080
2.458%, (1 Year CMT + 2.333%), 05/01/2034 (A)	45,229	47,021
Government National Mortgage Association 1.625%, (1 Year CMT + 1.500%), 08/20/2032 to 08/20/2035 (A)	212,788	217,811
		2,289,640
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,317,548)		$2,289,640
CORPORATE BONDS – 48.8%
Communication services – 2.5%
AT&T, Inc. 3.000%, 06/30/2022	3,200,000	3,203,687
Charter Communications Operating LLC 4.464%, 07/23/2022	2,000,000	2,007,332
Magallanes, Inc. 3.638%, 03/15/2025 (B)	1,111,000	1,117,750
		6,328,769
Consumer discretionary – 4.5%
American Honda Finance Corp. 0.650%, 09/08/2023	2,000,000	1,949,232
eBay, Inc. 2.750%, 01/30/2023	3,000,000	3,018,926
Nissan Motor Acceptance Company LLC 3.875%, 09/21/2023 (B)	1,500,000	1,508,408
Toyota Motor Credit Corp. 1.150%, 05/26/2022	2,000,000	1,999,509
Volkswagen Group of America Finance LLC 3.125%, 05/12/2023 (B)	3,000,000	3,020,378
		11,496,453
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples – 1.1%
The Kroger Company 2.800%, 08/01/2022	$2,791,000	$2,797,386
Energy – 3.2%
Energy Transfer LP 4.500%, 11/01/2023	3,000,000	3,045,548
Enterprise Products Operating LLC 3.900%, 02/15/2024	2,000,000	2,036,674
The Williams Companies, Inc. 4.500%, 11/15/2023	3,000,000	3,062,390
		8,144,612
Financials – 23.8%
Athene Global Funding 0.950%, 01/08/2024 (B)	3,000,000	2,888,880
Bank of America Corp. 4.000%, 04/01/2024	2,000,000	2,052,649
BNP Paribas SA 2.950%, 05/23/2022 (B)	2,000,000	2,004,418
Brighthouse Financial Global Funding (SOFR + 0.760%) 0.846%, 04/12/2024 (A)(B)	2,000,000	2,004,382
Capital One Financial Corp. 3.750%, 04/24/2024	3,176,000	3,222,289
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%) 07/24/2023	3,000,000	3,004,106
Credit Agricole SA 3.750%, 04/24/2023 (B)	2,000,000	2,026,523
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/2022	3,000,000	3,030,905
Fifth Third Bancorp 3.650%, 01/25/2024	2,000,000	2,024,654
Five Corners Funding Trust 4.419%, 11/15/2023 (B)	3,000,000	3,066,125
JPMorgan Chase & Co. (1.514% to 6-1-23, then SOFR + 1.455%) 06/01/2024	5,000,000	4,932,356
Lloyds Banking Group PLC (2.907% to 11-7-23, then 3 month LIBOR + 0.810%) 11/07/2023	2,000,000	2,002,808
Morgan Stanley (3.737% to 4-24-23, then 3 month LIBOR + 0.847%) 04/24/2024	3,000,000	3,029,687
NatWest Markets PLC 3.625%, 09/29/2022 (B)	5,000,000	5,040,011
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	2,924,361
The Bank of New York Mellon Corp. 3.450%, 08/11/2023	3,000,000	3,040,205
The Bank of Nova Scotia 1.950%, 02/01/2023	3,000,000	3,000,778
The Goldman Sachs Group, Inc. 1.217%, 12/06/2023	3,000,000	2,927,483
Toronto-Dominion Bank 0.450%, 09/11/2023	2,000,000	1,944,702
UBS Group AG (1.008% to 7-30-23, then 1 Year CMT + 0.830%) 07/30/2024 (B)	3,000,000	2,918,257
Wells Fargo & Company 3.750%, 01/24/2024	3,000,000	3,054,792
		60,140,371
Health care – 1.1%
Cigna Corp. 0.613%, 03/15/2024	3,000,000	2,876,970

314

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials – 2.5%
AerCap Ireland Capital DAC 3.150%, 02/15/2024 (C)	$2,000,000	$1,967,756
CNH Industrial Capital LLC 4.375%, 04/05/2022	2,500,000	2,500,185
The Boeing Company 1.433%, 02/04/2024	2,000,000	1,934,418
		6,402,359
Information technology – 5.9%
Apple, Inc. 0.750%, 05/11/2023	2,000,000	1,974,282
Hewlett Packard Enterprise Company 4.400%, 10/15/2022	2,000,000	2,020,163
IBM Corp. 2.850%, 05/13/2022	2,835,000	2,840,862
NXP BV 4.875%, 03/01/2024 (B)	3,000,000	3,082,602
Oracle Corp. 2.625%, 02/15/2023	3,000,000	3,005,582
VMware, Inc. 0.600%, 08/15/2023	2,000,000	1,943,678
		14,867,169
Materials – 2.3%
Georgia-Pacific LLC 0.625%, 05/15/2024 (B)	3,000,000	2,865,680
Graphic Packaging International LLC 0.821%, 04/15/2024 (B)	3,000,000	2,850,935
		5,716,615
Utilities – 1.9%
Alexander Funding Trust 1.841%, 11/15/2023 (B)	3,000,000	2,907,842
Eversource Energy 2.800%, 05/01/2023	2,000,000	2,004,262
		4,912,104
TOTAL CORPORATE BONDS (Cost $125,920,303)		$123,682,808
MUNICIPAL BONDS – 0.8%
Port Authority of New York & New Jersey 1.086%, 07/01/2023	2,000,000	1,976,202
TOTAL MUNICIPAL BONDS (Cost $2,000,000)		$1,976,202
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.6%
Commercial and residential – 0.4%
BX Commercial Mortgage Trust Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) 1.291%, 01/17/2039 (A)(B)	408,000	402,655
COLT Mortgage Loan Trust Series 2020-3, Class A1 1.506%, 04/27/2065 (B)(D)	252,632	251,761
Vista Point Securitization Trust Series 2020-1, Class A1 1.763%, 03/25/2065 (B)(D)	374,997	374,085
		1,028,501
U.S. Government Agency – 0.2%
Federal National Mortgage Association Series 2013-10, Class FT (1 month LIBOR + 0.350%) 0.807%, 04/25/2042 (A)	580,344	579,361
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,616,054)		$1,607,862
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES – 19.2%
Ally Auto Receivables Trust
Series 2019-3, Class A3 1.930%, 05/15/2024	$288,709	$289,055
Series 2019-4, Class A3 1.840%, 06/17/2024	1,164,169	1,165,178
American Tower Trust Series 2013, Class 2A 3.070%, 03/15/2048 (B)	2,500,000	2,485,009
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C 1.590%, 10/20/2025	3,000,000	2,963,636
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A 2.360%, 03/20/2026 (B)	3,000,000	2,916,851
BA Credit Card Trust Series 2021-A1, Class A1 0.440%, 09/15/2026	3,753,000	3,590,541
BMW Vehicle Lease Trust Series 2022-1, Class A1 0.237%, 01/25/2023	1,098,950	1,097,663
CarMax Auto Owner Trust
Series 2018-4, Class A3 3.360%, 09/15/2023	120,740	121,177
Series 2019-1, Class A3 3.050%, 03/15/2024	400,234	401,746
Series 2022-1, Class A1 0.313%, 02/15/2023	1,239,097	1,237,424
Carvana Auto Receivables Trust
Series 2021-N4, Class A1 0.830%, 09/11/2028	1,493,905	1,471,689
Series 2022-P1, Class A2 2.560%, 05/12/2025	2,000,000	1,994,688
CCG Receivables Trust Series 2019-1, Class B 3.220%, 09/14/2026 (B)	1,140,000	1,147,675
Chesapeake Funding II LLC Series 2020-1A, Class A1 0.870%, 08/15/2032 (B)	341,640	338,906
CNH Equipment Trust Series 2020-A, Class A3 1.160%, 06/16/2025	1,303,676	1,294,391
Dell Equipment Finance Trust
Series 2020-1, Class C 4.260%, 06/22/2023 (B)	1,000,000	1,010,247
Series 2021-2, Class A2 0.330%, 12/22/2026 (B)	130,000	128,368
Flagship Credit Auto Trust
Series 2018-2, Class D 4.230%, 09/16/2024 (B)	1,140,000	1,156,554
Series 2021-1, Class A 0.310%, 06/16/2025 (B)	709,222	704,157
Ford Credit Auto Lease Trust Series 2020-A, Class B 2.050%, 06/15/2023	2,290,000	2,293,943
Ford Credit Auto Owner Trust Series 2022-A, Class A1 0.239%, 02/15/2023	1,183,229	1,181,964
Ford Credit Floorplan Master Owner Trust Series 2019-3, Class A1 2.230%, 09/15/2024	1,566,000	1,570,223
GM Financial Consumer Automobile Receivables Trust Series 2022-1, Class A1 0.229%, 01/17/2023	1,346,791	1,345,224

315

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GreatAmerica Leasing Receivables Funding LLC
Series 2019-1, Class C 3.540%, 02/17/2026 (B)	$1,000,000	$1,009,919
Series 2021-1, Class A2 0.270%, 06/15/2023 (B)	1,322,021	1,316,938
Series 2021-2, Class A2 0.380%, 03/15/2024 (B)	1,425,000	1,401,233
HPEFS Equipment Trust Series 2021-1A, Class A2 0.270%, 03/20/2031 (B)	1,181,029	1,176,466
Mercedes-Benz Auto Receivables Trust Series 2021-1, Class A2 0.210%, 07/15/2024	1,821,080	1,809,572
MMAF Equipment Finance LLC
Series 2019-A, Class A4 2.930%, 03/10/2026 (B)	405,000	407,559
Series 2019-B, Class A3 2.010%, 12/12/2024 (B)	112,356	112,096
Nissan Auto Receivables Owner Trust
Series 2018-A, Class A4 2.890%, 06/17/2024	644,375	645,573
Series 2019-A, Class A3 2.900%, 10/16/2023	513,008	515,032
Series 2019-B, Class A3 2.500%, 11/15/2023	809,162	812,587
Santander Consumer Auto Receivables Trust Series 2020-AA, Class A 1.370%, 10/15/2024 (B)	210,124	209,997
Santander Drive Auto Receivables Trust
Series 2021-3, Class A2 0.290%, 05/15/2024	652,999	652,047
Series 2021-3, Class A3 0.330%, 03/17/2025	242,000	240,740
SCF Equipment Leasing Series 2019-2A, Class A2 2.470%, 04/20/2026 (B)	1,145,000	1,143,599
Tesla Auto Lease Trust Series 2020-A, Class A3 0.680%, 12/20/2023 (B)	434,000	431,135
Verizon Owner Trust
Series 2019-C, Class C 2.160%, 04/22/2024	295,000	294,047
Series 2020-A, Class B 1.980%, 07/22/2024	125,000	124,679
Series 2020-B, Class A 0.470%, 02/20/2025	3,000,000	2,957,871
Series 2020-C, Class A 0.410%, 04/21/2025	239,000	234,358
Westlake Automobile Receivables Trust
Series 2019-2A, Class C 2.840%, 07/15/2024 (B)	352,367	352,800
Series 2021-3A, Class A2 0.570%, 09/16/2024 (B)	650,000	645,471
World Omni Auto Receivables Trust
Series 2018-C, Class A3 3.130%, 11/15/2023	60,390	60,484
Series 2018-D, Class A3 3.330%, 04/15/2024	111,949	112,427
TOTAL ASSET BACKED SECURITIES (Cost $49,401,041)		$48,572,939
SHORT-TERM INVESTMENTS – 29.1%
U.S. Government – 28.4%
U.S. Treasury Bill
0.200%, 04/21/2022 *	15,000,000	14,998,979
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
U.S. Treasury Bill (continued)
0.290%, 05/26/2022 *	$14,000,000	$13,993,851
0.330%, 06/02/2022 *	13,000,000	12,992,690
0.345%, 05/12/2022 *	15,000,000	14,996,729
0.553%, 06/30/2022 *	15,000,000	14,980,828
		71,963,077
Short-term funds – 0.7%
John Hancock Collateral Trust, 0.3592% (E)(F)	10,127	101,257
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (E)	1,595,071	1,595,071
		1,696,328
TOTAL SHORT-TERM INVESTMENTS (Cost $73,654,461)		$73,659,405
Total Investments (Ultra Short Term Bond Trust) (Cost $254,909,407) – 99.4%		$251,788,856
Other assets and liabilities, net – 0.6%		1,503,557
TOTAL NET ASSETS – 100.0%		$253,292,413
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $56,425,672 or 22.3% of the fund's net assets as of 3-31-22.
(C)	All or a portion of this security is on loan as of 3-31-22. The value of securities on loan amounted to $99,081.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 3-31-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

316

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 3-31-22:
Capital Appreciation Trust
United States	88.7%
France	3.0%
Canada	3.0%
Australia	1.6%
Argentina	1.5%
Netherlands	1.4%
Other countries	0.8%
TOTAL	100.0%
Equity Income Trust
United States	89.8%
France	3.2%
Switzerland	1.9%
Germany	1.5%
Ireland	1.4%
Canada	1.1%
Other countries	1.1%
TOTAL	100.0%
Financial Industries Trust
United States	89.7%
Canada	3.5%
Switzerland	1.8%
Puerto Rico	1.4%
Finland	1.2%
France	1.0%
Other countries	1.4%
TOTAL	100.0%
Fundamental Large Cap Value Trust
United States	89.0%
Canada	2.6%
Switzerland	1.7%
United Kingdom	1.7%
Belgium	1.6%
France	1.3%
South Korea	1.1%
Netherlands	1.0%
TOTAL	100.0%
Health Sciences Trust
United States	87.8%
United Kingdom	3.3%
Switzerland	2.2%
Germany	1.9%
Netherlands	1.7%
Denmark	1.1%
Other countries	2.0%
TOTAL	100.0%
High Yield Trust
United States	80.7%
Cayman Islands	6.4%
Canada	3.4%
United Kingdom	1.3%
Netherlands	1.2%
Luxembourg	1.1%
Other countries	5.9%
TOTAL	100.0%
Investment Quality Bond Trust (as a percentage of total investments)
United States	89.1%
Cayman Islands	3.4%
Other countries	7.5%
TOTAL	100.0%
Mid Cap Growth Trust
United States	89.3%
Canada	4.2%
Israel	3.2%
Sweden	2.7%
Other countries	0.6%
TOTAL	100.0%
Mid Value Trust
United States	79.6%
Canada	7.9%
United Kingdom	2.8%
South Africa	1.6%
Belgium	1.3%
Netherlands	1.2%
Bermuda	1.1%
Other countries	4.5%
TOTAL	100.0%
Science & Technology Trust
United States	79.3%
China	8.3%
Germany	4.3%
South Korea	2.6%
Australia	1.2%
Taiwan	1.0%
Other countries	3.3%
TOTAL	100.0%

317

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust
United States	67.7%
Japan	6.9%
United Kingdom	4.9%
Switzerland	3.6%
France	3.4%
Germany	2.5%
Australia	2.5%
Netherlands	1.5%
Sweden	1.0%
Ireland	1.0%
Other countries	5.0%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	56.1%
Canada	6.5%
Indonesia	3.6%
Luxembourg	3.1%
United Kingdom	2.5%
Mexico	2.3%
Australia	2.0%
Norway	1.6%
Brazil	1.5%
Supranational	1.5%
Other countries	19.3%
TOTAL	100.0%
Ultra Short Term Bond Trust
United States	89.4%
United Kingdom	2.8%
Canada	1.9%
France	1.6%
Netherlands	1.2%
Guernsey, Channel Islands	1.2%
Switzerland	1.1%
Other countries	0.8%
TOTAL	100.0%

The following portfolios had the following sector composition as a percentage of net assets on 3-31-22:
Disciplined Value International Trust
Industrials	18.7%
Financials	18.0%
Health care	12.3%
Materials	9.1%
Energy	9.1%
Consumer discretionary	8.1%
Communication services	7.6%
Information technology	5.6%
Consumer staples	5.2%
Utilities	2.2%
Real estate	0.4%
Short-term investments and other	3.7%
TOTAL	100.0%
Emerging Markets Value Trust
Financials	28.9%
Materials	16.6%
Information technology	11.8%
Energy	9.4%
Industrials	8.5%
Consumer discretionary	8.4%
Real estate	5.0%
Communication services	3.4%
Consumer staples	3.2%
Health care	2.4%
Utilities	1.5%
Short-term investments and other	0.9%
TOTAL	100.0%
Global Equity Trust
Information technology	16.1%
Financials	15.4%
Health care	14.7%
Communication services	12.6%
Industrials	10.4%
Consumer staples	10.0%
Materials	7.9%
Consumer discretionary	6.1%
Energy	4.6%
Real estate	0.8%
Short-term investments and other	1.4%
TOTAL	100.0%
International Equity Index Trust
Financials	19.4%
Industrials	11.9%
Information technology	11.7%
Consumer discretionary	10.7%
Health care	9.1%
Materials	8.6%
Consumer staples	8.3%
Communication services	5.9%
Energy	5.3%
Utilities	3.1%
Real estate	2.4%
Short-term investments and other	3.6%
TOTAL	100.0%

318

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust
Industrials	22.8%
Financials	13.1%
Materials	12.3%
Consumer discretionary	11.9%
Information technology	9.8%
Consumer staples	5.6%
Energy	5.4%
Health care	5.2%
Real estate	4.9%
Communication services	4.1%
Utilities	3.8%
Short-term investments and other	1.1%
TOTAL	100.0%
319

John Hancock Variable Insurance Trust
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of March 31, 2022, by major security category or type:
	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	$7,818,588,353	$7,818,588,353	—	—
Short-term investments	202,150,224	3,350,498	$198,799,726	—
Total investments in securities	$8,020,738,577	$7,821,938,851	$198,799,726	—
Derivatives:
Assets
Futures	$11,217,622	$11,217,622	—	—

Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$213,452,758	—	$213,452,758	—
Foreign government obligations	4,228,917	—	4,228,917	—

	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust (continued)
Corporate bonds	$296,245,056	—	$296,245,056	—
Capital preferred securities	1,237,732	—	1,237,732	—
Municipal bonds	4,327,888	—	4,327,888	—
Term loans	2,322,289	—	2,322,289	—
Collateralized mortgage obligations	55,042,915	—	55,042,915	—
Asset backed securities	44,634,983	—	44,634,983	—
Common stocks	417,163	$417,163	—	—
Preferred securities	994,087	783,567	210,520	—
Warrants	27,720	27,720	—	—
Escrow certificates	265	—	265	—
Short-term investments	92,897,806	84,505,806	8,392,000	—
Total investments in securities	$715,829,579	$85,734,256	$630,095,323	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,324,212,603	$1,324,212,603	—	—
Total investments in securities	$1,324,212,603	$1,324,212,603	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$215,153,541	$215,153,541	—	—
Total investments in securities	$215,153,541	$215,153,541	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$983,748,077	$983,748,077	—	—
Total investments in securities	$983,748,077	$983,748,077	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$995,250,724	$995,250,724	—	—
Total investments in securities	$995,250,724	$995,250,724	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$426,841,653	$426,841,653	—	—
Total investments in securities	$426,841,653	$426,841,653	—	—

Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$434,094,882	$425,157,189	$8,937,693	—
Consumer discretionary	437,231,207	436,954,503	276,704	—
Financials	56,967,773	56,967,773	—	—
Health care	208,840,075	208,840,075	—	—
Industrials	22,457,554	22,457,554	—	—

	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust (continued)
Information technology	$884,401,313	$881,426,311	$2,975,002	—
Materials	6,885,682	6,885,682	—	—
Real estate	2,886,505	2,886,505	—	—
Short-term investments	10,703,269	10,703,269	—	—
Total investments in securities	$2,064,468,260	$2,052,278,861	$12,189,399	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$75,676,712	$75,676,712	—	—
Consumer discretionary	183,053,220	165,040,196	$18,013,024	—
Consumer staples	19,415,793	19,415,793	—	—
Energy	5,337,376	5,337,376	—	—
Financials	16,802,158	16,802,158	—	—
Health care	48,482,966	48,482,966	—	—
Industrials	8,704,386	8,704,386	—	—
Information technology	230,837,105	222,260,702	8,576,403	—
Real estate	2,656,903	2,656,903	—	—
Short-term investments	3,912,092	3,912,092	—	—
Total investments in securities	$594,878,711	$568,289,284	$26,589,427	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$316,486,367	$312,115,710	$4,370,657	—
Preferred securities	2,555,048	2,555,048	—	—
U.S. Government and Agency obligations	30,398,975	—	30,398,975	—
Corporate bonds	31,788,643	—	31,788,643	—
Convertible bonds	889,868	—	889,868	—
Term loans	49,739,415	—	49,739,415	—
Asset backed securities	1,173,341	—	1,173,341	—
Short-term investments	46,880,799	44,596,799	2,284,000	—
Total investments in securities	$479,912,456	$359,267,557	$120,644,899	—
Derivatives:
Liabilities
Written options	$(2,519,152)	—	$(2,519,152)	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$529,513,545	—	$529,513,545	—
Foreign government obligations	8,301,863	—	8,301,863	—
Corporate bonds	285,206,827	—	285,206,827	—
Municipal bonds	3,513,857	—	3,513,857	—
Collateralized mortgage obligations	72,645,504	—	72,645,504	—
Asset backed securities	72,407,035	—	72,407,035	—
Short-term investments	20,727,931	$20,727,931	—	—
Total investments in securities	$992,316,562	$20,727,931	$971,588,631	—

	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Austria	$1,759,197	—	$1,759,197	—
Bermuda	5,725,617	$5,725,617	—	—
Canada	20,935,376	20,935,376	—	—
China	1,241,723	—	1,241,723	—
Finland	6,570,331	—	6,570,331	—
France	36,632,793	—	36,632,793	—
Germany	18,783,179	—	18,783,179	—
Greece	1,938,975	—	1,938,975	—
India	2,733,478	2,733,478	—	—
Ireland	4,455,366	—	4,455,366	—
Italy	1,348,875	—	1,348,875	—
Japan	37,345,286	—	37,345,286	—
Netherlands	7,113,058	—	7,113,058	—
Norway	1,516,879	—	1,516,879	—
South Korea	17,141,063	—	17,141,063	—
Spain	2,923,113	—	2,923,113	—
Sweden	6,571,863	—	6,571,863	—
Switzerland	30,897,411	—	30,897,411	—
United Kingdom	60,176,261	18,708,806	41,467,455	—
United States	5,692,936	5,692,936	—	—
Preferred securities	2,560,942	—	2,560,942	—
Short-term investments	18,609,850	18,609,850	—	—
Total investments in securities	$292,673,572	$72,406,063	$220,267,509	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Australia	$42,908	—	$42,908	—
Belgium	36,746	—	36,746	—
Brazil	8,644,671	$8,644,671	—	—
Chile	1,138,737	383,349	755,388	—
China	59,099,352	4,722,771	54,278,252	$98,329
Colombia	162,639	162,639	—	—
Czech Republic	314,595	—	314,595	—
Greece	601,565	—	601,565	—
Hong Kong	10,539,887	—	10,448,308	91,579
Hungary	509,970	—	509,970	—
India	34,478,351	163,793	34,308,402	6,156
Indonesia	4,353,539	—	4,310,160	43,379
Malaysia	4,239,176	—	4,239,176	—
Mexico	6,053,401	6,053,401	—	—
Philippines	1,975,241	—	1,975,064	177
Poland	1,867,681	—	1,867,681	—
Qatar	1,742,111	—	1,742,111	—
Russia	101,223	—	—	101,223
Saudi Arabia	8,683,913	—	8,683,913	—
Singapore	185,156	185,156	—	—
South Africa	10,322,285	932,132	9,390,153	—
South Korea	31,755,569	2,964,446	28,791,123	—
Taiwan	43,789,246	—	43,789,246	—
Thailand	5,247,104	—	5,247,104	—

	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Emerging Markets Value Trust (continued)
Turkey	$1,196,241	—	$1,195,888	$353
Ukraine	63,881	—	63,881	—
United Arab Emirates	2,246,842	—	2,246,842	—
United States	59,893	—	59,893	—
Preferred securities
Brazil	4,992,347	$4,992,347	—	—
Colombia	144,051	144,051	—	—
Philippines	13,974	—	13,974	—
Taiwan	13,559	—	13,559	—
Warrants	578	—	578	—
Rights	41	41	—	—
Short-term investments	2,880,536	2,880,536	—	—
Total investments in securities	$247,497,009	$32,229,333	$214,926,480	$341,196
Derivatives:
Assets
Futures	$61,728	$61,728	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$69,914,922	$69,914,922	—	—
Consumer discretionary	54,973,742	54,973,742	—	—
Consumer staples	102,516,580	102,516,580	—	—
Energy	103,720,631	75,452,754	$28,267,877	—
Financials	337,617,770	337,617,770	—	—
Health care	276,089,935	264,533,884	11,556,051	—
Industrials	167,576,613	167,576,613	—	—
Information technology	128,133,329	128,133,329	—	—
Materials	84,240,684	79,814,483	4,426,201	—
Real estate	71,565,942	71,565,942	—	—
Utilities	136,831,681	136,831,681	—	—
Preferred securities	22,466,377	22,466,377	—	—
Short-term investments	23,487,581	23,487,581	—	—
Total investments in securities	$1,579,135,787	$1,534,885,658	$44,250,129	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$100,552,483	$97,087,390	$3,465,093	—
Capital markets	29,218,832	29,218,832	—	—
Consumer finance	6,183,903	6,183,903	—	—
Diversified financial services	5,363,593	3,600,741	1,762,852	—
Insurance	27,892,244	27,892,244	—	—
Thrifts and mortgage finance	2,383,563	2,383,563	—	—
Real estate
Equity real estate investment trusts	5,802,960	5,802,960	—	—
Real estate management and development	1,232,376	—	1,232,376	—
Short-term investments	1,540,000	—	1,540,000	—
Total investments in securities	$180,169,954	$172,169,633	$8,000,321	—

	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$397,494,628	$397,494,628	—	—
Consumer discretionary	529,013,945	487,168,571	$41,845,374	—
Consumer staples	165,761,274	165,761,274	—	—
Energy	173,501,901	173,501,901	—	—
Financials	339,400,425	339,400,425	—	—
Health care	180,017,170	180,017,170	—	—
Industrials	142,893,969	142,893,969	—	—
Information technology	294,260,712	294,260,712	—	—
Materials	24,601,458	24,601,458	—	—
Real estate	80,092,350	80,092,350	—	—
Short-term investments	22,443,000	—	22,443,000	—
Total investments in securities	$2,349,480,832	$2,285,192,458	$64,288,374	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$73,158,513	$73,158,513	—	—
Consumer discretionary	59,129,976	53,754,801	$5,375,175	—
Consumer staples	71,452,589	53,757,911	17,694,678	—
Energy	81,078,282	81,078,282	—	—
Financials	146,653,700	146,653,700	—	—
Health care	134,314,267	134,314,267	—	—
Industrials	107,486,379	107,486,379	—	—
Information technology	76,259,552	67,258,952	9,000,600	—
Materials	7,547,091	7,547,091	—	—
Real estate	20,620,640	20,620,640	—	—
Short-term investments	23,196,000	—	23,196,000	—
Total investments in securities	$800,896,989	$745,630,536	$55,266,453	—

Global Equity Trust
Investments in securities:
Assets
Common stocks
France	$42,306,833	—	$42,306,833	—
Germany	3,367,624	—	3,367,624	—
Ireland	3,830,635	—	3,830,635	—
Japan	14,720,215	—	14,720,215	—
Netherlands	18,950,958	—	18,950,958	—
Spain	4,016,255	—	4,016,255	—
Switzerland	15,665,030	$5,861,716	9,803,314	—
United Kingdom	23,061,567	—	23,061,567	—
United States	183,576,539	183,576,539	—	—
Preferred securities	9,100,037	—	9,100,037	—
Short-term investments	5,141,656	5,141,656	—	—
Total investments in securities	$323,737,349	$194,579,911	$129,157,438	—

	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$1,523,648	$1,523,648	—	—
Financials	572,547	572,547	—	—
Health care	297,055,201	287,077,912	$9,958,674	$18,615
Industrials	1,156,743	1,156,743	—	—
Information technology	213,246	—	213,246	—
Materials	317,798	317,798	—	—
Preferred securities	1,541,613	—	1,541,613	—
Warrants	11,184	11,184	—	—
Short-term investments	873,790	873,790	—	—
Total investments in securities	$303,265,770	$291,533,622	$11,713,533	$18,615

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$1,300,231	—	$1,300,231	—
Corporate bonds	166,321,632	—	166,321,632	—
Convertible bonds	3,017,289	—	3,017,289	—
Term loans	9,169,971	—	8,684,906	$485,065
Asset backed securities	11,249,392	—	11,249,392	—
Common stocks	1,491,839	$1,487,926	979	2,934
Preferred securities	1,937,363	883,072	505,028	549,263
Short-term investments	15,654,828	15,654,828	—	—
Total investments in securities	$210,142,545	$18,025,826	$191,079,457	$1,037,262
Derivatives:
Assets
Forward foreign currency contracts	$2,301	—	$2,301	—
Swap contracts	48,085	—	48,085	—
Liabilities
Futures	(241,367)	$(241,367)	—	—
Forward foreign currency contracts	(22,572)	—	(22,572)	—
Swap contracts	(2,854)	—	(2,854)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$46,451,830	—	$46,451,830	—
Austria	1,123,829	—	1,123,829	—
Belgium	4,772,739	—	4,772,739	—
Brazil	10,701,837	$10,701,837	—	—
Canada	74,841,248	74,338,166	503,082	—
Chile	1,071,319	621,784	449,535	—
China	65,913,193	14,665,412	51,247,781	—
Colombia	340,813	340,813	—	—
Czech Republic	491,026	—	491,026	—
Denmark	15,341,868	—	15,341,868	—
Egypt	173,292	—	173,292	—
Finland	6,514,769	—	6,514,769	—
France	61,208,151	—	61,208,151	—
Germany	42,818,639	—	42,818,639	—

	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Greece	$626,993	—	$623,892	$3,101
Hong Kong	21,155,664	$182,141	20,961,757	11,766
Hungary	472,184	—	472,184	—
India	32,333,325	4,418,849	27,914,476	—
Indonesia	4,448,482	11,438	4,437,044	—
Ireland	5,489,600	231,288	5,258,312	—
Israel	4,167,129	1,290,415	2,876,714	—
Italy	11,602,012	—	11,602,012	—
Japan	125,632,258	—	125,632,258	—
Jordan	186,336	—	186,336	—
Luxembourg	1,874,547	—	1,874,547	—
Macau	218,866	—	218,866	—
Malaysia	3,807,326	—	3,807,326	—
Mexico	5,978,993	5,978,993	—	—
Netherlands	26,991,316	—	26,991,316	—
New Zealand	1,458,206	—	1,458,206	—
Norway	4,440,334	—	4,440,334	—
Peru	717,673	717,673	—	—
Philippines	1,836,185	—	1,836,185	—
Poland	1,929,310	—	1,929,310	—
Portugal	863,903	—	863,903	—
Romania	100,025	—	100,025	—
Russia	508,317	—	—	508,317
Saudi Arabia	9,796,709	—	9,796,709	—
Singapore	8,675,802	1,522,050	7,153,752	—
South Africa	9,637,336	—	9,637,336	—
South Korea	28,757,678	92,481	28,665,197	—
Spain	13,725,494	75,382	13,650,112	—
Sweden	19,638,113	—	19,638,113	—
Switzerland	62,913,768	—	62,913,768	—
Taiwan	38,406,262	—	38,406,262	—
Thailand	4,161,119	—	4,161,119	—
Turkey	676,637	—	676,637	—
United Arab Emirates	9	—	9	—
United Kingdom	82,718,827	—	82,718,827	—
United States	756,023	568,529	187,494	—
Preferred securities
Brazil	3,900,738	3,900,738	—	—
Germany	2,765,393	—	2,765,393	—
South Korea	1,649,324	—	1,649,324	—
Rights	10,970	—	10,970	—
Warrants	2,058	2,058	—	—
Short-term investments	38,502,896	38,502,896	—	—
Total investments in securities	$915,298,693	$158,162,943	$756,612,566	$523,184
Derivatives:
Assets
Futures	$1,522,614	$1,522,614	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$8,225,868	$140,310	$8,085,558	—
Austria	1,745,213	—	1,745,213	—
Belgium	1,830,484	24,565	1,805,919	—

	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Bermuda	$179,612	—	$179,612	—
Cambodia	46,069	—	46,069	—
Canada	13,739,429	$13,739,428	—	$1
Chile	1,326	1,326	—	—
China	25,045	—	25,045	—
Denmark	2,443,857	—	2,443,857	—
Finland	2,494,958	—	2,494,958	—
France	5,524,820	—	5,522,657	2,163
Gabon	3,912	—	3,912	—
Georgia	51,682	—	51,682	—
Germany	7,045,283	—	7,045,283	—
Gibraltar	38,289	—	38,289	—
Greece	67	—	—	67
Guernsey, Channel Islands	150	—	—	150
Hong Kong	2,603,116	—	2,580,378	22,738
Ireland	854,317	—	854,317	—
Isle of Man	140,895	—	140,895	—
Israel	2,420,670	49,074	2,371,596	—
Italy	3,802,116	—	3,802,116	—
Japan	25,760,743	—	25,760,743	—
Jersey, Channel Islands	140,331	—	140,331	—
Liechtenstein	62,912	—	62,912	—
Luxembourg	681,123	—	681,123	—
Macau	17,774	—	17,774	—
Malaysia	18,662	—	18,662	—
Malta	17,049	—	17,049	—
Netherlands	2,776,757	—	2,776,757	—
New Zealand	639,124	—	639,124	—
Norway	1,101,672	—	1,101,672	—
Peru	27,751	—	27,751	—
Portugal	410,393	—	410,393	—
Singapore	1,480,258	—	1,465,013	15,245
South Africa	213,275	—	213,275	—
Spain	2,419,761	—	2,419,761	—
Sweden	3,551,468	—	3,551,468	—
Switzerland	8,042,924	—	8,042,924	—
Taiwan	7,242	—	7,242	—
United Arab Emirates	4,426	—	4,426	—
United Kingdom	13,375,472	12,438	13,346,263	16,771
United States	622,434	200,347	422,087	—
Preferred securities	343,788	—	343,788	—
Warrants	830	83	747	—
Short-term investments	8,054,133	8,054,133	—	—
Total investments in securities	$122,987,480	$22,221,704	$100,708,641	$57,135
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$178,146,858	—	$178,146,858	—
Foreign government obligations	12,717,946	—	12,717,946	—
Corporate bonds	70,476,202	—	70,476,202	—
Municipal bonds	5,320,007	—	5,320,007	—
Term loans	5,982,938	—	5,982,938	—
Collateralized mortgage obligations	38,855,910	—	38,855,910	—
Asset backed securities	21,952,379	—	21,952,379	—
Common stocks	14,318	—	14,318	—

	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investment Quality Bond Trust (continued)
Short-term investments	$3,137,970	$537,970	$2,600,000	—
Total investments in securities	$336,604,528	$537,970	$336,066,558	—
Derivatives:
Assets
Futures	$1,486,619	$1,486,619	—	—
Forward foreign currency contracts	69,694	—	$69,694	—
Swap contracts	662,071	—	662,071	—
Liabilities
Futures	(465,297)	(465,297)	—	—
Forward foreign currency contracts	(129,445)	—	(129,445)	—

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,090,679,125	$1,090,679,125	—	—
Total investments in securities	$1,090,679,125	$1,090,679,125	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$206,664,269	$206,664,269	—	—
Short-term investments	93	93	—	—
Total investments in securities	$206,664,362	$206,664,362	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,895,715,107	$5,895,715,107	—	—
Total investments in securities	$5,895,715,107	$5,895,715,107	—	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$329,043,370	$329,043,370	—	—
Short-term investments	27	27	—	—
Total investments in securities	$329,043,397	$329,043,397	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,035,767,994	$5,035,767,994	—	—
Unaffiliated investment companies	86,286,542	86,286,542	—	—
Corporate bonds	2,500,466	—	$2,500,466	—
Short-term investments	13,219,024	12,559,061	659,963	—
Total investments in securities	$5,137,774,026	$5,134,613,597	$3,160,429	—
Derivatives:
Assets
Futures	$1,329,268	$1,329,268	—	—
Liabilities
Futures	(36,569,246)	(36,569,246)	—	—

	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$799,824,025	$799,824,025	—	—
Unaffiliated investment companies	6,744,969	6,744,969	—	—
U.S. Government and Agency obligations	499,963	—	$499,963	—
Short-term investments	3,556,767	3,556,767	—	—
Total investments in securities	$810,625,724	$810,125,761	$499,963	—
Derivatives:
Assets
Futures	$49,452	$49,452	—	—
Liabilities
Futures	(7,767)	(7,767)	—	—

Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,304,583,771	$6,304,583,771	—	—
Unaffiliated investment companies	140,590,385	140,590,385	—	—
Corporate bonds	2,500,466	—	$2,500,466	—
Short-term investments	24,347,033	24,347,033	—	—
Total investments in securities	$6,472,021,655	$6,469,521,189	$2,500,466	—
Derivatives:
Assets
Futures	$3,593,722	$3,593,722	—	—
Liabilities
Futures	(76,395,940)	(76,395,940)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,420,989,759	$1,420,989,759	—	—
Unaffiliated investment companies	24,968,874	24,968,874	—	—
U.S. Government and Agency obligations	1,499,890	—	$1,499,890	—
Short-term investments	2,681,462	2,681,462	—	—
Total investments in securities	$1,450,139,985	$1,448,640,095	$1,499,890	—
Derivatives:
Assets
Futures	$209,655	$209,655	—	—
Liabilities
Futures	(6,784,969)	(6,784,969)	—	—

Mid Cap Growth Trust
Investments in securities:
Assets
Common stocks	$712,237,631	$712,237,631	—	—
Preferred securities	5,499,210	—	—	$5,499,210
Short-term investments	14,931,114	731,114	$14,200,000	—
Total investments in securities	$732,667,955	$712,968,745	$14,200,000	$5,499,210

	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,296,742,942	$1,296,742,942	—	—
Short-term investments	62,631,972	9,840,064	$52,791,908	—
Total investments in securities	$1,359,374,914	$1,306,583,006	$52,791,908	—
Derivatives:
Assets
Futures	$1,928,682	$1,928,682	—	—

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$38,967,753	$38,967,753	—	—
Consumer discretionary	16,980,156	13,845,497	$3,134,659	—
Consumer staples	55,783,753	51,269,816	4,513,937	—
Energy	79,820,383	78,637,408	1,182,975	—
Financials	120,881,053	114,469,044	6,412,009	—
Health care	88,956,115	84,214,588	4,741,527	—
Industrials	40,766,785	34,563,417	6,203,368	—
Information technology	7,029,405	7,029,405	—	—
Materials	78,203,004	72,201,513	6,001,491	—
Real estate	50,710,374	50,710,374	—	—
Utilities	47,744,558	47,744,558	—	—
Corporate bonds	178,020	—	178,020	—
Short-term investments	32,122,520	32,122,520	—	—
Total investments in securities	$658,143,879	$625,775,893	$32,367,986	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$14,085,635	—	$14,085,635	—
Foreign government obligations	79,098,923	—	79,098,923	—
Corporate bonds	40,918,104	—	40,918,104	—
Convertible bonds	4,446,607	—	4,446,607	—
Municipal bonds	6,606,143	—	6,606,143	—
Term loans	12,063,125	—	12,063,125	—
Collateralized mortgage obligations	10,386,241	—	10,386,241	—
Asset backed securities	11,022,822	—	11,022,822	—
Preferred securities	67,191	$60,004	7,187	—
Exchange-traded funds	9,041,060	9,041,060	—	—
Short-term investments	8,667,495	8,667,495	—	—
Total investments in securities	$196,403,346	$17,768,559	$178,634,787	—
Derivatives:
Assets
Futures	$1,539,165	$1,539,165	—	—
Forward foreign currency contracts	644,027	—	$644,027	—
Swap contracts	2,148,205	—	2,148,205	—
Assets
Liabilities
Futures	(435,271)	(435,271)	—	—
Forward foreign currency contracts	(1,341,039)	—	(1,341,039)	—
Swap contracts	(2,965,648)	—	(2,965,648)	—

	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$390,105,863	$390,105,863	—	—
Short-term investments	3,903,207	3,903,207	—	—
Total investments in securities	$394,009,070	$394,009,070	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$116,129,880	$112,296,297	$3,548,564	$285,019
Consumer discretionary	190,206,598	146,584,716	43,621,882	—
Industrials	3,294,632	3,294,632	—	—
Information technology	518,187,352	486,274,407	31,912,945	—
Real estate	2,817,733	2,817,733	—	—
Short-term investments	43,427,291	21,511,291	21,916,000	—
Total investments in securities	$874,063,486	$772,779,076	$100,999,391	$285,019

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,163,108,666	—	$2,163,108,666	—
Foreign government obligations	26,479,027	—	26,479,027	—
Corporate bonds	2,764,583,923	—	2,764,583,923	—
Municipal bonds	86,722,108	—	86,722,108	—
Collateralized mortgage obligations	703,510,889	—	703,510,889	—
Asset backed securities	1,278,991,326	—	1,278,991,326	—
Preferred securities	8,168,282	$8,168,282	—	—
Short-term investments	248,141,666	5,618,666	242,523,000	—
Total investments in securities	$7,279,705,887	$13,786,948	$7,265,918,939	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$163,637,379	—	$163,637,379	—
Municipal bonds	7,895,927	—	7,895,927	—
Collateralized mortgage obligations	1,553,263	—	1,553,263	—
Short-term investments	543,000	—	543,000	—
Total investments in securities	$173,629,569	—	$173,629,569	—

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$18,193,927	$18,193,927	—	—
Consumer discretionary	59,690,583	59,676,662	$13,921	—
Consumer staples	20,439,366	20,439,366	—	—
Energy	38,726,196	38,726,196	—	—
Financials	92,099,589	92,099,589	—	—
Health care	97,123,907	96,973,583	—	$150,324
Industrials	90,396,415	90,396,415	—	—
Information technology	80,018,252	80,018,252	—	—
Materials	23,448,351	23,448,351	—	—

	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Index Trust (continued)
Real estate	$45,606,418	$45,606,418	—	—
Utilities	17,341,639	17,341,639	—	—
Rights	118	—	$118	—
Warrants	15,364	15,364	—	—
Short-term investments	30,328,229	8,118,265	22,209,964	—
Total investments in securities	$613,428,354	$591,054,027	$22,224,003	$150,324
Derivatives:
Assets
Futures	$663,774	$663,774	—	—

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$3,789,535	$3,789,535	—	—
Consumer discretionary	19,558,025	19,558,025	—	—
Consumer staples	6,618,994	6,618,994	—	—
Energy	11,747,479	11,747,479	—	—
Financials	32,890,021	32,890,021	—	—
Health care	17,765,630	17,739,451	—	$26,179
Industrials	29,282,794	29,282,794	—	—
Information technology	20,609,062	20,609,062	—	—
Materials	12,224,121	12,224,121	—	—
Real estate	2,408,334	2,408,334	—	—
Utilities	1,059,440	1,059,440	—	—
Preferred securities	44,351	44,351	—	—
Short-term investments	1,423,214	1,423,214	—	—
Total investments in securities	$159,421,000	$159,394,821	—	$26,179

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks	$322,232,956	$322,232,956	—	—
Short-term investments	15,216,092	1,116,092	$14,100,000	—
Total investments in securities	$337,449,048	$323,349,048	$14,100,000	—

Small Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$5,975,868	$5,975,868	—	—
Consumer discretionary	38,935,112	38,935,112	—	—
Consumer staples	20,581,255	11,171,113	$9,410,142	—
Energy	6,751,038	6,751,038	—	—
Financials	127,844,374	127,844,374	—	—
Health care	40,002,252	40,002,252	—	—
Industrials	109,955,711	102,155,501	7,800,210	—
Information technology	47,845,186	47,845,186	—	—
Materials	43,102,617	43,102,617	—	—
Real estate	53,682,662	53,682,662	—	—
Utilities	19,003,645	19,003,645	—	—
Short-term investments	19,786,375	3,786,375	16,000,000	—
Total investments in securities	$533,466,095	$500,255,743	$33,210,352	—

	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Company Value Trust
Investments in securities:
Assets
Common stocks	$151,543,788	$151,543,788	—	—
Warrants	4,421	4,421	—	—
Short-term investments	5,103,565	5,103,565	—	—
Total investments in securities	$156,651,774	$156,651,774	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$568,154,278	$448,768,319	$119,385,959	—
Consumer discretionary	957,531,978	668,221,494	289,310,484	—
Consumer staples	572,242,189	310,818,563	261,423,626	—
Energy	332,087,784	224,976,361	107,111,423	—
Financials	1,112,533,422	654,299,164	458,234,258	—
Health care	1,074,311,757	739,554,872	334,654,165	$102,720
Industrials	932,765,598	536,903,337	395,862,261	—
Information technology	1,622,398,632	1,404,955,847	217,442,785	—
Materials	392,722,507	180,016,379	212,706,128	—
Real estate	293,293,979	218,135,939	75,158,040	—
Utilities	243,779,735	156,038,152	87,741,583	—
Preferred securities	12,491,440	—	12,491,440	—
Rights	103	—	103	—
Warrants	195,052	195,052	—	—
Short-term investments	289,353,851	53,423,988	235,929,863	—
Total investments in securities	$8,403,862,305	$5,596,307,467	$2,807,452,118	$102,720
Derivatives:
Assets
Futures	$7,213,382	$7,213,382	—	—
Liabilities
Futures	(2,067,854)	(2,067,854)	—	—

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$25,610,881	—	$25,610,881	—
Foreign government obligations	90,484,549	—	90,484,549	—
Corporate bonds	211,185,720	—	211,185,720	—
Convertible bonds	9,703,753	—	9,703,753	—
Capital preferred securities	512,493	—	512,493	—
Term loans	40,902,304	—	40,902,304	—
Collateralized mortgage obligations	3,083,018	—	3,083,018	—
Asset backed securities	4,222,708	—	4,222,708	—
Common stocks	7,781,172	$6,822,755	958,417	—
Preferred securities	16,682,419	15,478,219	1,204,200	—
Purchased options	1,089	—	1,089	—
Short-term investments	19,759,500	4,722,500	15,037,000	—
Total investments in securities	$429,929,606	$27,023,474	$402,906,132	—
Derivatives:
Assets
Futures	$1,167,665	$1,167,665	—	—
Forward foreign currency contracts	477,671	—	$477,671	—
Liabilities

	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Income Opportunities Trust (continued)
Futures	$(42,133)	$(42,133)	—	—
Forward foreign currency contracts	(1,845,443)	—	$(1,845,443)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$561,323,619	—	$561,323,619	—
Foreign government obligations	6,940,381	—	6,940,381	—
Corporate bonds	233,043,848	—	233,043,848	—
Municipal bonds	4,323,402	—	4,323,402	—
Collateralized mortgage obligations	18,545,447	—	18,545,447	—
Asset backed securities	1,706,464	—	1,706,464	—
Common stocks	1,332	$1,332	—	—
Warrants	2,772	2,772	—	—
Short-term investments	99,237,874	99,237,874	—	—
Total investments in securities	$925,125,139	$99,241,978	$825,883,161	—

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$77,612,537	$77,611,844	$625	$68
Consumer discretionary	106,507,735	106,504,903	2,803	29
Consumer staples	52,201,957	52,201,957	—	—
Energy	35,961,845	35,961,845	—	—
Financials	97,535,583	97,527,523	8,060	—
Health care	107,726,549	107,709,986	—	16,563
Industrials	73,608,043	73,608,043	—	—
Information technology	223,803,333	223,803,333	—	—
Materials	21,051,830	21,051,635	—	195
Real estate	28,765,872	28,758,472	—	7,400
Utilities	21,399,805	21,399,805	—	—
Preferred securities	37,252	37,252	—	—
Warrants	4,865	4,863	—	2
Short-term investments	18,908,727	7,109,784	11,798,943	—
Total investments in securities	$865,125,933	$853,291,245	$11,810,431	$24,257
Derivatives:
Assets
Futures	$718,226	$718,226	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,289,640	—	$2,289,640	—
Corporate bonds	123,682,808	—	123,682,808	—
Municipal bonds	1,976,202	—	1,976,202	—
Collateralized mortgage obligations	1,607,862	—	1,607,862	—
Asset backed securities	48,572,939	—	48,572,939	—
Short-term investments	73,659,405	$1,696,328	71,963,077	—
Total investments in securities	$251,788,856	$1,696,328	$250,092,528	—

Investment in affiliated underlying funds. Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust	335,090	$2,433,032	$11,097,767	$(10,179,545)	$(1,166)	$410	$2,494	—	$3,350,498
Active Bond Trust
John Hancock Collateral Trust	451,024	$3,651,934	$9,685,045	$(8,826,460)	$(1,730)	$910	$9,010	—	$4,509,699
Blue Chip Growth Trust
John Hancock Collateral Trust	682,662	$7,988,139	$33,668,973	$(34,827,826)	$(3,980)	$497	$20,818	—	$6,825,803
Capital Appreciation Trust
John Hancock Collateral Trust	—	$104,677	$400	$(105,077)	$(18)	$18	$11	—	—
Capital Appreciation Value Trust
John Hancock Collateral Trust	135,628	$1,954,744	$4,708,614	$(5,306,956)	$(741)	$454	$2,901	—	$1,356,115
Core Bond Trust
John Hancock Collateral Trust	365,127	$2,532,319	$18,692,630	$(17,573,070)	$(1,675)	$623	$2,700	—	$3,650,827
Disciplined Value International Trust
John Hancock Collateral Trust	840,955	—	$13,288,244	$(4,880,586)	$(33)	$921	$9,675	—	$8,408,546
Emerging Markets Value Trust
John Hancock Collateral Trust	288,088	$1,942,586	$3,748,343	$(2,809,967)	$(858)	$432	$18,167	$280	$2,880,536
Equity Income Trust
John Hancock Collateral Trust	589,850	$6,149,481	$9,720,910	$(9,969,744)	$(3,095)	$241	$6,451	—	$5,897,793
High Yield Trust
John Hancock Collateral Trust	1,548,902	$5,725,696	$21,946,596	$(12,181,842)	$(2,633)	$(655)	$13,081	—	$15,487,162
International Equity Index Trust
John Hancock Collateral Trust	1,991,790	$2,968,797	$42,717,202	$(25,769,613)	$(2,341)	$1,463	$21,573	$654	$19,915,508
International Small Company Trust
John Hancock Collateral Trust	805,510	$2,475,909	$8,731,837	$(3,153,165)	$(1,186)	$738	$19,665	$474	$8,054,133
Investment Quality Bond Trust
John Hancock Collateral Trust	53,803	$64,565	$1,996,658	$(1,523,129)	$(168)	$44	$308	—	$537,970
Lifestyle Balanced Portfolio
Select Bond	41,365,657	$594,048,540	$16,811,581	$(34,492,851)	$(437,205)	$(34,867,268)	—	—	$541,062,797
Strategic Equity Allocation	25,719,061	605,352,589	2,315,269	(24,691,792)	5,458,138	(38,817,876)	—	—	549,616,328
					$5,020,933	$(73,685,144)	—	—	$1,090,679,125
Lifestyle Conservative Portfolio
Select Bond	12,606,333	$180,432,462	$2,602,695	$(7,375,668)	$49,196	$(10,817,850)	—	—	$164,890,835
Strategic Equity Allocation	1,954,770	45,036,283	3,284,325	(4,173,625)	867,813	(3,241,362)	—	—	41,773,434
					$917,009	$(14,059,212)	—	—	$206,664,269
Lifestyle Growth Portfolio
Select Bond	133,365,638	$1,885,450,327	$61,344,948	$(90,091,928)	$(174,714)	$(112,106,087)	—	—	$1,744,422,546
Strategic Equity Allocation	194,257,958	4,541,486,014	6,004,309	(145,331,971)	32,311,417	(283,177,208)	—	—	4,151,292,561
					$32,136,703	$(395,283,295)	—	—	$5,895,715,107

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Lifestyle Moderate Portfolio
Select Bond	15,017,963	$215,666,085	$5,560,559	$(11,955,160)	$(362,235)	$(12,474,299)	—	—	$196,434,950
Strategic Equity Allocation	6,205,354	146,136,996	703,890	(6,227,581)	1,639,843	(9,644,728)	—	—	132,608,420
					$1,277,608	$(22,119,027)	—	—	$329,043,370
Managed Volatility Balanced Portfolio
Blue Chip Growth	5,538,430	$227,297,182	—	—	—	$(26,806,003)	—	—	$200,491,179
Bond	43,582,171	720,842,297	$5,711,369	$(21,628,770)	$465,848	(49,479,064)	$5,711,369	—	655,911,680
Core Bond	18,575,785	250,047,042	—	(7,743,216)	(836,157)	(14,285,820)	—	—	227,181,849
Emerging Markets Equity	13,290,748	162,412,942	—	—	—	(23,524,624)	—	—	138,888,318
Equity Income	14,482,195	274,361,033	—	(35,914,423)	1,034,386	5,992,208	—	—	245,473,204
Fundamental Large Cap Core	3,681,985	289,524,868	—	(10,145,498)	3,350,142	(22,192,275)	—	—	260,537,237
Mid Cap Stock	2,649,822	54,056,377	—	—	—	(8,293,944)	—	—	45,762,433
Mid Value	4,732,356	65,597,552	—	(9,606,821)	1,096,770	1,641,041	—	—	58,728,542
Multifactor Developed International ETF	2,948,471	101,622,338	1,815	(2,247,858)	481,834	(6,509,537)	—	—	93,348,592
Multifactor Emerging Markets ETF	2,391,545	70,821,126	1,611	(1,389,064)	280,036	(3,659,236)	—	—	66,054,473
Multifactor Mid Cap ETF	1,625,213	96,063,745	2,931	(5,400,726)	1,873,692	(7,134,699)	—	—	85,404,943
Multifactor Small Cap ETF	1,937,697	72,140,364	—	(1,804,737)	437,567	(4,306,505)	—	—	66,466,689
Select Bond	127,695,606	1,835,355,675	—	(54,864,342)	(1,244,946)	(108,987,866)	—	—	1,670,258,521
Small Cap Growth	1,492,742	30,944,541	—	—	—	(5,538,073)	—	—	25,406,468
Small Cap Value	2,797,116	54,668,294	—	(3,658,576)	326,146	(1,351,392)	—	—	49,984,472
Strategic Equity Allocation	53,620,468	1,281,437,978	—	(64,466,427)	14,787,829	(85,889,986)	—	—	1,145,869,394
					$22,053,147	$(360,325,775)	$5,711,369	—	$5,035,767,994
Managed Volatility Conservative Portfolio
Blue Chip Growth	439,698	$17,159,208	$1,973,159	$(1,229,836)	$136,836	$(2,122,311)	—	—	$15,917,056
Bond	11,010,253	181,367,308	1,593,122	(4,906,404)	102,533	(12,452,254)	$1,438,033	—	165,704,305
Core Bond	4,679,975	62,824,849	127,084	(1,911,434)	(205,609)	(3,598,796)	—	—	57,236,094
Emerging Markets Equity	753,278	8,538,615	694,783	(131,327)	23,009	(1,253,329)	—	—	7,871,751
Equity Income	1,153,011	21,530,004	147,199	(2,693,646)	342,774	217,201	—	—	19,543,532
Fundamental Large Cap Core	246,344	19,113,742	342,970	(793,534)	253,138	(1,485,050)	—	—	17,431,266
Multifactor Developed International ETF	11,707	406,275	12,980	(25,950)	5,186	(27,847)	—	—	370,644
Multifactor Emerging Markets ETF	119,908	3,569,423	73,422	(171,048)	32,951	(192,889)	—	—	3,311,859
Multifactor Mid Cap ETF	195,671	11,398,396	188,659	(684,485)	239,149	(859,208)	—	—	10,282,511
Multifactor Small Cap ETF	230,619	8,537,238	62,735	(232,065)	44,854	(502,092)	—	—	7,910,670
Select Bond	32,218,798	461,361,476	556,389	(12,729,530)	(315,912)	(27,450,545)	—	—	421,421,878
Strategic Equity Allocation	3,407,696	80,224,383	732,448	(3,726,034)	586,646	(4,994,984)	—	—	72,822,459
					$1,245,555	$(54,722,104)	$1,438,033	—	$799,824,025
Managed Volatility Growth Portfolio

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Blue Chip Growth	8,593,831	$352,690,836	—	—	—	$(41,594,143)	—	—	$311,096,693
Bond	31,727,922	529,351,860	$4,181,104	$(20,152,704)	$452,945	(36,327,975)	$4,181,105	—	477,505,230
Core Bond	13,519,213	184,009,300	—	(7,586,364)	(255,417)	(10,827,545)	—	—	165,339,974
Emerging Markets Equity	27,162,972	331,931,518	—	—	—	(48,078,461)	—	—	283,853,057
Equity Income	22,291,690	424,204,823	—	(57,069,167)	2,447,846	8,260,645	—	—	377,844,147
Fundamental Large Cap Core	6,257,227	493,272,282	—	(18,352,104)	6,301,995	(38,460,791)	—	—	442,761,382
Mid Cap Stock	5,957,344	121,529,824	—	—	—	(18,646,488)	—	—	102,883,336
Mid Value	10,222,961	142,433,245	—	(21,431,398)	1,013,110	4,851,983	—	—	126,866,940
Multifactor Developed International ETF	6,501,431	224,620,250	2,118	(5,471,347)	1,127,885	(14,443,601)	—	—	205,835,305
Multifactor Emerging Markets ETF	4,930,347	145,079,397	1,641	(1,928,136)	389,560	(7,366,278)	—	—	136,176,184
Multifactor Mid Cap ETF	2,852,024	169,253,316	—	(10,087,235)	3,477,482	(12,769,702)	—	—	149,873,861
Multifactor Small Cap ETF	4,078,341	151,971,238	—	(3,921,422)	946,831	(9,101,802)	—	—	139,894,845
Select Bond	93,226,089	1,355,230,471	—	(54,769,464)	31,751	(81,095,514)	—	—	1,219,397,244
Small Cap Growth	2,645,895	54,849,407	—	—	—	(9,816,271)	—	—	45,033,136
Small Cap Value	4,338,389	84,818,601	—	(5,671,110)	367,235	(1,987,710)	—	—	77,527,016
Strategic Equity Allocation	95,587,058	2,294,907,347	—	(124,599,222)	32,539,168	(160,151,872)	—	—	2,042,695,421
					$48,840,391	$(477,555,525)	$4,181,105	—	$6,304,583,771
Managed Volatility Moderate Portfolio
Blue Chip Growth	1,343,370	$55,131,904	—	—	—	$(6,501,911)	—	—	$48,629,993
Bond	14,790,076	244,794,398	$1,938,506	$(7,504,690)	$164,018	(16,801,585)	$1,938,506	—	222,590,647
Core Bond	6,317,039	85,060,033	—	(2,663,808)	(272,980)	(4,865,862)	—	—	77,257,383
Emerging Markets Equity	2,443,789	29,863,100	—	—	—	(4,325,506)	—	—	25,537,594
Equity Income	3,718,782	70,370,499	—	(9,161,578)	386,953	1,437,479	—	—	63,033,353
Fundamental Large Cap Core	874,579	68,472,338	—	(2,140,822)	703,075	(5,149,406)	—	—	61,885,185
Mid Cap Stock	740,655	15,109,366	—	—	—	(2,318,250)	—	—	12,791,116
Mid Value	1,198,781	16,542,172	—	(2,363,628)	200,556	497,769	—	—	14,876,869
Multifactor Developed International ETF	432,298	14,999,257	—	(434,137)	98,529	(977,094)	—	—	13,686,555
Multifactor Emerging Markets ETF	436,242	13,007,045	—	(343,160)	69,523	(684,404)	—	—	12,049,004
Multifactor Mid Cap ETF	208,761	12,213,234	—	(574,232)	198,847	(867,458)	—	—	10,970,391
Multifactor Small Cap ETF	263,385	9,808,416	—	(248,677)	60,966	(586,099)	—	—	9,034,606
Select Bond	43,436,862	624,449,309	—	(18,826,630)	(394,201)	(37,074,320)	—	—	568,154,158
Small Cap Growth	345,845	7,169,362	—	—	—	(1,283,084)	—	—	5,886,278
Small Cap Value	582,881	11,393,562	—	(768,319)	95,973	(305,126)	—	—	10,416,090
Strategic Equity Allocation	12,362,683	295,108,430	—	(14,614,247)	3,496,664	(19,800,310)	—	—	264,190,537
					$4,807,923	$(99,605,167)	$1,938,506	—	$1,420,989,759
Mid Cap Growth Trust
John Hancock Collateral Trust	73,120	$50,950,585	$73,220,877	$(123,432,162)	$(14,304)	$6,118	$33,114	—	$731,114

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Index Trust
John Hancock Collateral Trust	984,124	$9,901,319	$19,356,893	$(19,414,408)	$(6,179)	$2,439	$15,078	—	$9,840,064
Mid Value Trust
John Hancock Collateral Trust	—	$1,029,121	$2,763,723	$(3,792,637)	$(202)	$(5)	$995	—	—
Opportunistic Fixed Income Trust
John Hancock Collateral Trust	20,428	—	$11,706,534	$(11,500,024)	$(2,260)	$9	$973	—	$204,259
Real Estate Securities Trust
John Hancock Collateral Trust	—	$1,555,545	$203,380	$(1,758,896)	$(285)	$256	$321	—	—
Science & Technology Trust
John Hancock Collateral Trust	678,042	$8,572,790	$29,112,580	$(30,902,259)	$(4,020)	$520	$20,056	—	$6,779,611
Select Bond Trust
John Hancock Collateral Trust	561,934	$5,365,362	$6,156,127	$(5,899,855)	$(2,815)	$(153)	$5,265	—	$5,618,666
Small Cap Index Trust
John Hancock Collateral Trust	811,924	$6,126,348	$20,988,698	$(18,992,848)	$(4,930)	$997	$78,851	—	$8,118,265
Small Cap Opportunities Trust
John Hancock Collateral Trust	50,272	$806,089	$2,228,640	$(2,531,820)	$(289)	$41	$565	—	$502,661
Small Cap Stock Trust
John Hancock Collateral Trust	111,623	$2,941,841	$24,851,246	$(26,676,155)	$(1,378)	$538	$6,858	—	$1,116,092
Small Cap Value Trust
John Hancock Collateral Trust	378,683	—	$6,251,095	$(2,464,697)	$(431)	$408	$1,064	—	$3,786,375
Small Company Value Trust
John Hancock Collateral Trust	194,916	$1,741,904	$4,155,784	$(3,948,056)	$(962)	$258	$13,260	—	$1,948,928
Strategic Equity Allocation Trust
John Hancock Collateral Trust	5,343,040	$26,701,436	$136,017,601	$(109,284,434)	$(16,227)	$5,612	$100,631	—	$53,423,988
Strategic Income Opportunities Trust
John Hancock Collateral Trust	472,307	$6,903,711	$12,374,739	$(14,553,330)	$(3,320)	$700	$5,939	—	$4,722,500
Total Bond Market Trust
John Hancock Collateral Trust	338,460	$3,599,385	$18,540,746	$(18,754,288)	$(2,647)	$1,001	$3,609	—	$3,384,197
Total Stock Market Index Trust
John Hancock Collateral Trust	711,064	$6,114,405	$16,884,439	$(15,886,020)	$(3,307)	$267	$71,596	—	$7,109,784
Ultra Short Term Bond Trust
John Hancock Collateral Trust	10,127	—	$101,500	$(250)	—	$7	$15	—	$101,257
Investment in affiliates of advisor. Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	68,000	$1,259,869	$115,923	$(80,704)	$27,304	$127,738	$14,569	—	$1,450,130
Restricted securities. The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2022:

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Emerging Markets Value Trust
Yes Bank, Ltd., Lock-In Shares	10-4-21	$618,081	147,461	—	—	147,461	0.0%[1]	$20,975
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%[1]	$166
MWO Holdings LLC	8-30-16	438,156	445	—	—	445	0.0%[1]	2,768
New Cotai, Inc., Class B	4-12-13	0	3	—	—	3	0.0%	0
								$2,934
Mid Cap Growth Trust
Essence Group Holdings Corp.	5-1-14	$2,731,549	1,663,188	—	—	1,663,188	0.5%	$3,359,640
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.3%	2,139,570
								$5,499,210
[1]	Less than 0.05%.
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at www.sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. Capital Research and Management Company serves as investment advisor for the American Funds Insurance Series' master funds. The underlying funds are not covered by this report.
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.